As filed with the Securities and Exchange Commission on July 3, 2019

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-04556

TRANSAMERICA FUNDS

(Exact Name of Registrant as Specified in Charter)

1801 California St., Suite 5200, Denver, CO 80202

(Address of Principal Executive Offices) (Zip Code)

Registrant’s Telephone Number, including Area Code: (720) 493-4249

Rhonda A. Mills, Esq. 1801 California St., Suite 5200, Denver, CO 80202

(Name and Address of Agent for Service)

Date of fiscal year end:      October 31

Date of reporting period:    November 1, 2018 – April 30, 2019

Item 1:	Report(s) to Shareholders.

The Semi-Annual Report is attached.

TRANSAMERICA FUNDS

SEMI-ANNUAL REPORT

APRIL 30, 2019

Beginning January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, the fund intends to no longer mail paper copies of the fund’s shareholder reports, unless you specifically request paper copies of the reports from the fund or your financial intermediary (such as broker-dealer or bank). Instead, the reports will be made available on a website and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically (“e-delivery”), you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the fund electronically anytime by contacting your financial intermediary or, if you are a direct shareholder with the fund, by calling 1-888-233-4339.

You may elect to receive all future reports in paper free of charge. If you invest through a financial intermediary, you can contact your financial intermediary to request that you continue to receive paper copies of your shareholder reports where the fund is held through that intermediary. If you are a direct shareholder with the fund, you can call 1-888-233-4339 to let the fund know you wish to continue receiving paper copies of your shareholder reports. That election will apply to all Transamerica funds held directly with the fund complex.

Customer Service: 1-888-233-4339

1801 California St., Suite 5200 Denver, CO 80202

Distributor: Transamerica Capital, Inc.

www.transamerica.com

Authorized for distribution only when accompanied or preceded by a prospectus. Investors should carefully consider a fund’s investment goals, risks, charges and expenses before investing. The prospectus contains this and other information; please read it carefully before investing.

Transamerica Funds	Semi-Annual Report 2019

Dear Shareholder,

On behalf of Transamerica Funds, we would like to thank you for your continued support and confidence in our products as we look forward to continuing to serve you and your financial professional in the future. We value the trust you have placed in us.

This semi-annual report provides certain information about your Fund(s) during the fiscal period. The Securities and Exchange Commission currently requires that annual and semi-annual reports be sent to all shareholders, and we believe it to be an important part of the investment process. This report covers the six-month period ended April 30, 2019.

We believe it is important to understand market conditions over the six-month period to provide a context for reading this report. The period began in November with equity and credit markets in decline as a series of investor concerns began to engulf the markets. These included fears that the U.S. Federal Reserve (“Fed”) might raise rates too quickly into a slowing economy, the ongoing trade dispute with China, and fears of declining rates of corporate earnings growth in 2019. While stocks rallied during the final week of November based on optimistic interpretations of Fed Chairman Jay Powell’s public comments, it proved to be short lived.

Stocks experienced their worst December in more than eighty years as the S&P 500® dropped over 9% during that single month. Much of this decline can be likely attributed to more market angst being created by the Fed as it raised rates for the fourth time in less than a year at its December meeting, and the markets responded by selling off fiercely. In addition, the prospect of U.S.-imposed tariffs on Chinese goods being imported into the U.S. also continued to unnerve investors, and speculation of a meaningful economic slowdown rippled through the stock and corporate bond markets. The differential in yields between sub-investment grade bonds and comparable maturity Treasuries continued to rise during December, signifying greater concerns about the overall credit markets. By the end of the calendar year these credit spreads widened to about 5.30%, up considerably from 3.20% just a few months earlier. These developments weighed hard on the markets, and as a result the S&P 500® experienced its first negative year since 2008. The 10-year U.S. Treasury yield, which had moved as high as 3.23% near the beginning of the period, saw a flight to quality push its yield downward to 2.69% by the calendar year’s close.

Foreign markets grappled with their own issues in the fourth quarter of 2018, as European markets remained hamstrung by a stalemate in Brexit negotiations between the United Kingdom and the European Union. Major European interest rates also remained anchored near the zero mark, as prospects for an acceleration in inflation or economic growth continued to look unlikely. Emerging markets felt the negative impact of China’s lowest annual gross domestic product (“GDP”) growth in almost 30 years due in part to continued trade friction with the U.S.

As the New Year began the investing landscape improved considerably as the market embraced a change in perspective at the Fed, where a more patient approach signaled to investors that further rate hikes were on hold. With that welcome news came reports of progress in trade talks between the U.S. and China, and this provided more comfort to the markets as well as some consensus that the brutal December selloff may have been an overreaction. As credit fundamentals proved solid and high yield default rates remained low, corporate bond spreads to Treasuries narrowed, moving closer to pre-December levels. Fourth quarter earnings reports, while weaker than previous quarters, came in better than expected, and forward-looking estimates for the second half of 2019 and 2020 increased. Finally, first quarter U.S. GDP growth overcame a government shutdown in the early months of the year and posted growth of more than 3% on an annualized basis, which was well above expectations. As a result, stocks finished the period having generally recovered from the year-end selloff and at a record high on the S&P 500®. The 10-year Treasury yield continued to move lower, concluding the period at 2.51%.

For the six-month period ended April 30, 2019, the S&P 500® returned 9.76%, while the MSCI EAFE Index, representing international developed market equities, gained 7.73%. During the same period, the Bloomberg Barclays U.S. Aggregate Bond Index returned 5.49%. Please keep in mind that it is important to maintain a diversified portfolio as investment returns have historically been difficult to predict.

In addition to your active involvement in the investment process, we firmly believe that a financial professional is a key resource to help you build a complete picture of your current and future financial needs. Financial professionals are familiar with the market’s history, including long-term returns and volatility of various asset classes. With your professional, you can develop an investment program that incorporates factors such as your goals, your investment timeline and your risk tolerance.

Please contact your financial professional if you have any questions about the contents of this report, and thanks again for the confidence you have placed in us.

Sincerely,

Marijn Smit

President & Chief Executive Officer

Transamerica Funds

Tom Wald, CFA

Chief Investment Officer

Transamerica Funds

Bloomberg Barclays U.S. Aggregate Bond Index: Measures investment grade, U.S. dollar denominated, fixed-rate taxable bonds, including Treasuries, government-related and corporate securities, as well as both mortgage- and asset-backed securities.

MSCI EAFE Index: A free float-adjusted market capitalization index that is designed to measure the equity market performance of developed markets, excluding the U.S. and Canada.

S&P 500®: A market-capitalization weighted index of 500 large U.S companies with common stock listed on the New York Stock Exchange or NASDAQ Stock Market.

The views expressed in this report reflect those of the portfolio managers only and may not necessarily represent the views of the Transamerica Funds. These views are as of the date of this report and are subject to change based upon market conditions. These views should not be relied upon as investment advice and are not indicative of trading intent on behalf of the Transamerica Funds. Investing involves risk, including potential loss of principal. The performance data presented represents past performance and does not guarantee future results. Indexes are unmanaged and an investor cannot invest directly in an index.

Disclosure of Expenses

(unaudited)

SHAREHOLDER EXPENSES

Fund shareholders may incur two types of costs: (i) transaction costs, including sales charges (loads) on purchases, contingent deferred sales charges on redemptions; and (ii) ongoing costs, including management fees, and other fund expenses.

The following examples are intended to help you understand your ongoing costs (in dollars and cents) of investing in the Funds and to compare these costs with the ongoing costs of investing in other funds.

The examples are based on an investment of $1,000 invested at November 1, 2018, and held for the entire six-month period until April 30, 2019.

ACTUAL EXPENSES

The information in the table below provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = $8.60), then multiply the result by the number in the appropriate column for your share class titled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period. If your account is an IRA, your expenses may have included an additional annual fee. The amount of any fee paid during the six-month period can decrease your ending account value.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The information in the table below provides information about hypothetical account values and hypothetical expenses based on the Funds’ actual expense ratios and assumed rates of return of 5% per year before expenses, which are not the Funds’ actual returns. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund versus other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. As in the case of the actual expense example, if your account is subject to an IRA fee, the amount of the fee paid through your account would increase the hypothetical expenses you would have paid during the period and decrease the hypothetical ending account value.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges and brokerage commissions paid on purchases and sales of Fund shares. Therefore, the information under the heading “Hypothetical Expenses” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. If any of these transaction costs were included, your costs would be higher. The expenses shown in the table do not reflect any fees that may be charged to you by brokers, financial intermediaries, or other financial institutions.

		Actual Expenses		Hypothetical Expenses (A)
Fund	Beginning Account Value	Ending Account Value	Expenses Paid During Period (B)	Ending Account Value	Expenses Paid During Period (B)	Annualized Expense Ratio (C)

Transamerica Asset Allocation - Conservative Portfolio
Class A	$1,000.00	$1,053.50	$2.55	$1,022.30	$2.51	0.50%
Class B	1,000.00	1,047.50	7.36	1,017.60	7.25	1.45
Class C	1,000.00	1,048.50	6.55	1,018.40	6.46	1.29
Class I	1,000.00	1,054.40	1.43	1,023.40	1.40	0.28
Class R	1,000.00	1,050.60	4.42	1,020.50	4.36	0.87

Transamerica Asset Allocation - Growth Portfolio
Class A	1,000.00	1,074.80	2.88	1,022.00	2.81	0.56
Class B	1,000.00	1,070.10	7.44	1,017.60	7.25	1.45
Class C	1,000.00	1,070.20	6.93	1,018.10	6.76	1.35
Class I	1,000.00	1,076.10	1.39	1,023.50	1.35	0.27
Class R	1,000.00	1,073.70	4.27	1,020.70	4.16	0.83

Transamerica Asset Allocation - Moderate Growth Portfolio
Class A	1,000.00	1,065.70	2.71	1,022.20	2.66	0.53
Class B	1,000.00	1,061.60	7.41	1,017.60	7.25	1.45
Class C	1,000.00	1,061.80	6.75	1,018.20	6.61	1.32
Class I	1,000.00	1,067.40	1.38	1,023.50	1.35	0.27
Class R	1,000.00	1,064.50	4.04	1,020.90	3.96	0.79

Transamerica Asset Allocation - Moderate Portfolio
Class A	1,000.00	1,057.70	2.60	1,022.30	2.56	0.51
Class B	1,000.00	1,053.90	7.38	1,017.60	7.25	1.45
Class C	1,000.00	1,054.20	6.57	1,018.40	6.46	1.29
Class I	1,000.00	1,060.10	1.38	1,023.50	1.35	0.27
Class R	1,000.00	1,056.40	3.82	1,021.10	3.76	0.75

Transamerica Funds	Semi-Annual Report 2019

Disclosure of Expenses (continued)

(unaudited)

		Actual Expenses		Hypothetical Expenses (A)
Fund	Beginning Account Value	Ending Account Value	Expenses Paid During Period (B)	Ending Account Value	Expenses Paid During Period (B)	Annualized Expense Ratio (C)

Transamerica Asset Allocation Intermediate Horizon
Class R	$1,000.00	$1,067.10	$3.08	$1,021.80	$3.01	0.60%
Class R4	1,000.00	1,068.50	1.80	1,023.10	1.76	0.35

Transamerica Asset Allocation Long Horizon
Class R	1,000.00	1,079.80	3.09	1,021.80	3.01	0.60
Class R4	1,000.00	1,081.20	1.81	1,023.10	1.76	0.35

Transamerica Asset Allocation Short Horizon
Class R	1,000.00	1,046.00	3.04	1,021.80	3.01	0.60
Class R4	1,000.00	1,047.40	1.78	1,023.10	1.76	0.35

Transamerica Multi-Manager Alternative Strategies Portfolio
Class A	1,000.00	1,030.40	4.03	1,020.80	4.01	0.80
Class C	1,000.00	1,026.00	7.79	1,017.10	7.75	1.55
Class I	1,000.00	1,031.60	2.47	1,022.40	2.46	0.49
Class R6	1,000.00	1,031.60	1.96	1,022.90	1.96	0.39

(A)	5% return per year before expenses.

(B)	Expenses are calculated using each Fund’s annualized expense ratios (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (181 days), and divided by the number of days in the year (365 days).

(C)	Expense ratios (as disclosed in the table) do not include the expenses of the underlying funds in which the Funds invest. The annualized expense ratios, as stated in the fee table of the Funds’ Prospectus, may differ from the expense ratios disclosed in this report.

Transamerica Funds	Semi-Annual Report 2019

Schedules of Investments Composition

At April 30, 2019

(unaudited)

Transamerica Asset Allocation - Conservative Portfolio

Asset Allocation	Percentage of Net Assets
U.S. Fixed Income Funds	56.3%
U.S. Equity Funds	16.3
International Equity Funds	12.7
International Fixed Income Funds	7.9
U.S. Alternative Funds	3.8
U.S. Mixed Allocation Fund	2.1
International Alternative Funds	1.0
Net Other Assets (Liabilities)	(0.1)
Total	100.0%

Transamerica Asset Allocation - Growth Portfolio

Asset Allocation	Percentage of Net Assets
U.S. Equity Funds	49.6%
International Equity Funds	38.5
U.S. Mixed Allocation Fund	5.4
U.S. Alternative Funds	4.8
International Alternative Funds	1.8
Net Other Assets (Liabilities)	(0.1)
Total	100.0%

Transamerica Asset Allocation - Moderate Growth Portfolio

Asset Allocation	Percentage of Net Assets
U.S. Equity Funds	35.3%
International Equity Funds	27.6
U.S. Fixed Income Funds	24.2
U.S. Mixed Allocation Fund	4.3
International Fixed Income Funds	4.0
U.S. Alternative Funds	3.7
International Alternative Funds	1.0
Net Other Assets (Liabilities)	(0.1)
Total	100.0%

Transamerica Asset Allocation - Moderate Portfolio

Asset Allocation	Percentage of Net Assets
U.S. Fixed Income Funds	43.0%
U.S. Equity Funds	24.2
International Equity Funds	19.0
International Fixed Income Funds	5.9
U.S. Alternative Funds	3.8
U.S. Mixed Allocation Fund	3.2
International Alternative Funds	1.0
Net Other Assets (Liabilities)	(0.1)
Total	100.0%

Transamerica Asset Allocation Intermediate Horizon

Asset Allocation	Percentage of Net Assets
U.S. Fixed Income Funds	47.5%
U.S. Equity Funds	41.2
International Equity Fund	11.3
Money Market Fund	0.1
Net Other Assets (Liabilities)	(0.1)
Total	100.0%

Transamerica Asset Allocation Long Horizon

Asset Allocation	Percentage of Net Assets
U.S. Equity Funds	69.1%
International Equity Fund	21.7
U.S. Fixed Income Funds	9.1
Money Market Fund	0.1
Net Other Assets (Liabilities)	(0.0)*
Total	100.0%

Transamerica Asset Allocation Short Horizon

Asset Allocation	Percentage of Net Assets
U.S. Fixed Income Funds	89.0%
U.S. Equity Funds	8.9
International Equity Fund	2.0
Money Market Fund	0.2
Net Other Assets (Liabilities)	(0.1)
Total	100.0%

Transamerica Multi-Manager Alternative Strategies Portfolio

Asset Allocation	Percentage of Net Assets
U.S. Alternative Funds	32.2%
International Alternative Funds	31.4
International Fixed Income Funds	19.4
International Equity Funds	7.2
U.S. Fixed Income Funds	5.2
U.S. Mixed Allocation Fund	2.7
Repurchase Agreement	0.7
Net Other Assets (Liabilities)^	1.2
Total	100.0%

*	Percentage rounds to less than 0.1% or (0.1)%.

^	The Net Other Assets (Liabilities) category may include, but is not limited to, reverse repurchase agreements, forward foreign currency contracts, futures contracts, swap agreements, written options and swaptions, and cash collateral.

Transamerica Funds	Semi-Annual Report 2019

Transamerica Asset Allocation – Conservative Portfolio

SCHEDULE OF INVESTMENTS

At April 30, 2019

(unaudited)

	Shares	Value
INVESTMENT COMPANIES - 100.1%
International Alternative Funds - 1.0%
Transamerica Global Allocation Liquidating Trust (A) (B) (C) (D)	1,340	$ 4,052
Transamerica Global Multifactor Macro (A) (B)	905,129	8,435,800

		8,439,852

International Equity Funds - 12.7%
Transamerica Emerging Markets Equity (B)	3,559,357	35,949,510
Transamerica International Equity (B)	2,146,349	37,453,782
Transamerica International Growth (B)	3,079,507	22,110,862
Transamerica International Small Cap Value (B)	672,954	8,102,365

		103,616,519

International Fixed Income Funds - 7.9%
Transamerica Emerging Markets Debt (B)	2,836,573	29,330,163
Transamerica Inflation Opportunities (B)	3,538,747	35,493,633

		64,823,796

U.S. Alternative Funds - 3.8%
Transamerica Event Driven (B)	1,187,568	12,279,450
Transamerica Managed Futures Strategy (A) (B)	2,498,190	18,486,607

		30,766,057

U.S. Equity Funds - 16.3%
Transamerica Capital Growth (B)	827,007	12,115,656
Transamerica Concentrated Growth (B)	615,022	10,842,836
Transamerica Dividend Focused (B)	3,390,228	31,529,124
Transamerica Growth (B)	1,592,396	13,200,961
Transamerica Large Cap Value (B)	2,176,620	25,401,158
Transamerica Mid Cap Value (B)	439,777	5,686,315

	Shares	Value
INVESTMENT COMPANIES (continued)
U.S. Equity Funds (continued)
Transamerica Mid Cap Value Opportunities (B)	227,678	$ 2,645,624
Transamerica Multi-Cap Growth (B)	1,393,313	11,912,824
Transamerica Small Cap Core (B)	263,501	2,711,422
Transamerica Small Cap Growth (B)	245,812	1,644,484
Transamerica Small Cap Value (B)	257,766	2,613,747
Transamerica Small Company Growth Liquidating Trust (A) (B) (C) (D)	1,529	951
Transamerica US Growth (B)	613,562	13,344,978

		133,650,080

U.S. Fixed Income Funds - 56.3%
Transamerica Bond (B)	1,866,532	17,116,095
Transamerica Core Bond (B)	11,440,698	112,576,469
Transamerica Floating Rate (B)	997,999	9,800,348
Transamerica Intermediate Bond (B)	7,710,171	77,641,422
Transamerica Short-Term Bond (B)	6,476,090	64,631,379
Transamerica Total Return (B)	17,568,034	178,315,545

		460,081,258

U.S. Mixed Allocation Fund - 2.1%
Transamerica MLP & Energy Income (B)	2,476,606	17,484,835

Total Investment Companies (Cost $802,941,673)		818,862,397

Total Investments (Cost $802,941,673)		818,862,397
Net Other Assets (Liabilities) - (0.1)%		(1,029,974)

Net Assets - 100.0%		$ 817,832,423

SECURITY VALUATION:

Valuation Inputs (E)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Investment Companies	$818,857,394	$—	$—	$818,857,394

Total	$818,857,394	$—	$—	$818,857,394

Investment Companies Measured at Net Asset Value (D)				5,003

Total Investments				$818,862,397

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	Non-income producing securities.
(B)	Affiliated investment in the Class I2 shares, and liquidating trusts of Transamerica Funds. Affiliated interest income, dividend income, realized and unrealized gains (losses), if any, are broken out within the Statements of Operations.

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2019

Transamerica Asset Allocation – Conservative Portfolio

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2019

(unaudited)

FOOTNOTES TO SCHEDULE OF INVESTMENTS (continued):

(C)	Restricted securities. At April 30, 2019, the value of such securities held by the Fund are as follows:

Investments	Description	Acquisition Date	Acquisition Cost	Value	Value as Percentage of Net Assets
Investment Companies	Transamerica Global Allocation Liquidating Trust	07/31/2014	$13,784	$4,052	0.0	%(F)

Investment Companies	Transamerica Small Company Growth Liquidating Trust	10/26/2012	15,291	951	0.0	(F)

Total			$29,075	$5,003	0.0	%(F)

(D)	Certain investments are measured at fair value using the net asset value per share, or its equivalent, practical expedient and have not been classified in the fair value levels. The fair value amount presented is intended to permit reconciliation to the Total Investments amount presented within the Schedule of Investments.
(E)	There were no transfers in or out of Level 3 during the six-month period ended April 30, 2019. Please reference the Security Valuation section of the Notes to Financial Statements for more information regarding security valuation and pricing inputs.
(F)	Percentage rounds to less than 0.1% or (0.1)%.

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2019

Transamerica Asset Allocation – Growth Portfolio

SCHEDULE OF INVESTMENTS

At April 30, 2019

(unaudited)

	Shares	Value
INVESTMENT COMPANIES - 100.1%
International Alternative Funds - 1.8%
Transamerica Global Allocation Liquidating Trust (A) (B) (C) (D)	874	$ 2,644
Transamerica Global Multifactor Macro (A) (B)	2,350,168	21,903,566

		21,906,210

International Equity Funds - 38.5%
Transamerica Emerging Markets Equity (B)	15,073,136	152,238,678
Transamerica Global Real Estate Securities (B)	277,869	3,956,857
Transamerica International Equity (B)	9,575,923	167,099,862
Transamerica International Growth (B)	15,846,840	113,780,314
Transamerica International Small Cap Value (B)	3,471,672	41,798,930

		478,874,641

U.S. Alternative Funds - 4.8%
Transamerica Event Driven (B)	2,715,957	28,082,996
Transamerica Managed Futures Strategy (A) (B)	4,304,322	31,851,980

		59,934,976

U.S. Equity Funds - 49.6%
Transamerica Capital Growth (B)	3,547,226	51,966,862
Transamerica Concentrated Growth (B)	2,648,776	46,697,914
Transamerica Dividend Focused (B)	14,609,775	135,870,911

	Shares	Value
INVESTMENT COMPANIES (continued)
U.S. Equity Funds (continued)
Transamerica Growth (B)	6,895,226	$ 57,161,421
Transamerica Large Cap Value (B)	9,472,674	110,546,102
Transamerica Mid Cap Value (B)	3,633,599	46,982,438
Transamerica Mid Cap Value Opportunities (B)	1,672,706	19,436,843
Transamerica Multi-Cap Growth (B)	5,932,649	50,724,145
Transamerica Small Cap Core (B)	229,034	2,356,758
Transamerica Small Cap Growth (B)	1,954,668	13,076,727
Transamerica Small Cap Value (B)	2,419,408	24,532,801
Transamerica Small Company Growth Liquidating Trust (A) (B) (C) (D)	5,111	3,179
Transamerica US Growth (B)	2,640,194	57,424,225

		616,780,326

U.S. Mixed Allocation Fund - 5.4%
Transamerica MLP & Energy Income (B)	9,476,400	66,903,383

Total Investment Companies (Cost $1,162,403,603)		1,244,399,536

Total Investments (Cost $1,162,403,603)		1,244,399,536
Net Other Assets (Liabilities) - (0.1)%		(1,210,498)

Net Assets - 100.0%		$ 1,243,189,038

SECURITY VALUATION:

Valuation Inputs (E)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Investment Companies	$1,244,393,713	$—	$—	$1,244,393,713

Total	$1,244,393,713	$—	$—	$1,244,393,713

Investment Companies Measured at Net Asset Value (D)				5,823

Total Investments				$1,244,399,536

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	Non-income producing securities.
(B)	Affiliated investment in the Class I2 shares, and liquidating trusts of Transamerica Funds. Affiliated interest income, dividend income, realized and unrealized gains (losses), if any, are broken out within the Statements of Operations.

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2019

Transamerica Asset Allocation – Growth Portfolio

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2019

(unaudited)

FOOTNOTES TO SCHEDULE OF INVESTMENTS (continued):

(C)	Restricted securities. At April 30, 2019, the value of such securities held by the Fund are as follows:

Investments	Description	Acquisition Date	Acquisition Cost	Value	Value as Percentage of Net Assets
Investment Companies	Transamerica Global Allocation Liquidating Trust	07/31/2014	$8,994	$2,644	0.0	%(F)

Investment Companies	Transamerica Small Company Growth Liquidating Trust	10/26/2012	51,111	3,179	0.0	(F)

Total			$60,105	$5,823	0.0	%(F)

(D)	Certain investments are measured at fair value using the net asset value per share, or its equivalent, practical expedient and have not been classified in the fair value levels. The fair value amount presented is intended to permit reconciliation to the Total Investments amount presented within the Schedule of Investments.
(E)	There were no transfers in or out of Level 3 during the six-month period ended April 30, 2019. Please reference the Security Valuation section of the Notes to Financial Statements for more information regarding security valuation and pricing inputs.
(F)	Percentage rounds to less than 0.1% or (0.1)%.

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2019

Transamerica Asset Allocation – Moderate Growth Portfolio

SCHEDULE OF INVESTMENTS

At April 30, 2019

(unaudited)

	Shares	Value
INVESTMENT COMPANIES - 100.1%
International Alternative Funds - 1.0%
Transamerica Global Allocation Liquidating Trust (A) (B) (C) (D)	5,843	$ 17,673
Transamerica Global Multifactor Macro (A) (B)	2,302,329	21,457,709

		21,475,382

International Equity Funds - 27.6%
Transamerica Emerging Markets Equity (B)	17,873,883	180,526,213
Transamerica Global Real Estate Securities (B)	695,638	9,905,879
Transamerica International Equity (B)	12,345,236	215,424,362
Transamerica International Growth (B)	17,736,954	127,351,333
Transamerica International Small Cap Value (B)	4,278,498	51,513,113

		584,720,900

International Fixed Income Funds - 4.0%
Transamerica Emerging Markets Debt (B)	5,735,345	59,303,471
Transamerica Inflation Opportunities (B)	2,590,051	25,978,214

		85,281,685

U.S. Alternative Funds - 3.7%
Transamerica Event Driven (B)	3,037,336	31,406,052
Transamerica Managed Futures Strategy (A) (B)	6,452,201	47,746,291

		79,152,343

U.S. Equity Funds - 35.3%
Transamerica Capital Growth (B)	4,364,103	63,934,107
Transamerica Concentrated Growth (B)	3,248,157	57,265,011
Transamerica Dividend Focused (B)	17,926,169	166,713,375
Transamerica Growth (B)	8,463,418	70,161,737
Transamerica Large Cap Value (B)	11,608,989	135,476,906

	Shares	Value
INVESTMENT COMPANIES (continued)
U.S. Equity Funds (continued)
Transamerica Mid Cap Value (B)	4,798,574	$ 62,045,557
Transamerica Mid Cap Value Opportunities (B)	2,345,452	27,254,147
Transamerica Multi-Cap Growth (B)	7,321,548	62,599,236
Transamerica Small Cap Core (B)	849,379	8,740,115
Transamerica Small Cap Growth (B)	1,335,290	8,933,092
Transamerica Small Cap Value (B)	1,640,770	16,637,411
Transamerica Small Company Growth Liquidating Trust (A) (B) (C) (D)	4,660	2,899
Transamerica US Growth (B)	3,237,558	70,416,884

		750,180,477

U.S. Fixed Income Funds - 24.2%
Transamerica Bond (B)	3,230,062	29,619,669
Transamerica Core Bond (B)	13,245,871	130,339,373
Transamerica Floating Rate (B)	1,703,181	16,725,239
Transamerica Intermediate Bond (B)	9,282,619	93,475,974
Transamerica Short-Term Bond (B)	5,356,169	53,454,567
Transamerica Total Return (B)	18,730,129	190,110,807

		513,725,629

U.S. Mixed Allocation Fund - 4.3%
Transamerica MLP & Energy Income (B)	12,833,172	90,602,193

Total Investment Companies (Cost $2,023,906,534)		2,125,138,609

Total Investments (Cost $2,023,906,534)		2,125,138,609
Net Other Assets (Liabilities) - (0.1)%		(2,048,872)

Net Assets - 100.0%		$ 2,123,089,737

SECURITY VALUATION:

Valuation Inputs (E)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Investment Companies	$2,125,118,037	$—	$—	$2,125,118,037

Total	$2,125,118,037	$—	$—	$2,125,118,037

Investment Companies Measured at Net Asset Value (D)				20,572

Total Investments				$2,125,138,609

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	Non-income producing securities.
(B)	Affiliated investment in the Class I2 shares, and liquidating trusts of Transamerica Funds. Affiliated interest income, dividend income, realized and unrealized gains (losses), if any, are broken out within the Statements of Operations.

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2019

Transamerica Asset Allocation – Moderate Growth Portfolio

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2019

(unaudited)

FOOTNOTES TO SCHEDULE OF INVESTMENTS (continued):

(C)	Restricted securities. At April 30, 2019, the value of such securities held by the Fund are as follows:

Investments	Description	Acquisition Date	Acquisition Cost	Value	Value as Percentage of Net Assets
Investment Companies	Transamerica Global Allocation Liquidating Trust	07/31/2014	$60,118	$17,673	0.0	%(F)

Investment Companies	Transamerica Small Company Growth Liquidating Trust	10/26/2012	46,600	2,899	0.0	(F)

Total			$106,718	$20,572	0.0	%(F)

(D)	Certain investments are measured at fair value using the net asset value per share, or its equivalent, practical expedient and have not been classified in the fair value levels. The fair value amount presented is intended to permit reconciliation to the Total Investments amount presented within the Schedule of Investments.
(E)	There were no transfers in or out of Level 3 during the six-month period ended April 30, 2019. Please reference the Security Valuation section of the Notes to Financial Statements for more information regarding security valuation and pricing inputs.
(F)	Percentage rounds to less than 0.1% or (0.1)%.

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2019

Transamerica Asset Allocation – Moderate Portfolio

SCHEDULE OF INVESTMENTS

At April 30, 2019

(unaudited)

	Shares	Value
INVESTMENT COMPANIES - 100.1%
International Alternative Funds - 1.0%
Transamerica Global Allocation Liquidating Trust (A) (B) (C) (D)	3,627	$ 10,971
Transamerica Global Multifactor Macro (A) (B)	1,632,999	15,219,548

		15,230,519

International Equity Funds - 19.0%
Transamerica Emerging Markets Equity (B)	8,723,682	88,109,184
Transamerica International Equity (B)	6,236,722	108,830,807
Transamerica International Growth (B)	8,529,023	61,238,385
Transamerica International Small Cap Value (B)	2,052,632	24,713,686

		282,892,062

International Fixed Income Funds - 5.9%
Transamerica Emerging Markets Debt (B)	4,915,321	50,824,418
Transamerica Inflation Opportunities (B)	3,691,549	37,026,236

		87,850,654

U.S. Alternative Funds - 3.8%
Transamerica Event Driven (B)	2,147,926	22,209,551
Transamerica Managed Futures Strategy (A) (B)	4,557,183	33,723,158

		55,932,709

U.S. Equity Funds - 24.2%
Transamerica Capital Growth (B)	2,123,698	31,112,182
Transamerica Concentrated Growth (B)	1,578,638	27,831,395
Transamerica Dividend Focused (B)	8,699,630	80,906,557
Transamerica Growth (B)	4,108,612	34,060,393
Transamerica Large Cap Value (B)	5,624,450	65,637,337
Transamerica Mid Cap Value (B)	2,052,526	26,539,165

	Shares	Value
INVESTMENT COMPANIES (continued)
U.S. Equity Funds (continued)
Transamerica Mid Cap Value Opportunities (B)	1,028,770	$ 11,954,311
Transamerica Multi-Cap Growth (B)	3,559,383	30,432,721
Transamerica Small Cap Core (B)	455,164	4,683,633
Transamerica Small Cap Growth (B)	743,954	4,977,051
Transamerica Small Cap Value (B)	904,842	9,175,094
Transamerica Small Company Growth Liquidating Trust (A) (B) (C) (D)	2,887	1,796
Transamerica US Growth (B)	1,572,174	34,194,778

		361,506,413

U.S. Fixed Income Funds - 43.0%
Transamerica Bond (B)	4,472,288	41,010,879
Transamerica Core Bond (B)	16,094,450	158,369,387
Transamerica Floating Rate (B)	1,488,281	14,614,919
Transamerica Intermediate Bond (B)	11,170,096	112,482,871
Transamerica Short-Term Bond (B)	7,065,652	70,515,206
Transamerica Total Return (B)	24,101,791	244,633,178

		641,626,440

U.S. Mixed Allocation Fund - 3.2%
Transamerica MLP & Energy Income (B)	6,733,503	47,538,534

Total Investment Companies (Cost $1,434,911,202)		1,492,577,331

Total Investments (Cost $1,434,911,202)		1,492,577,331
Net Other Assets (Liabilities) - (0.1)%		(1,341,389)

Net Assets - 100.0%		$ 1,491,235,942

SECURITY VALUATION:

Valuation Inputs (E)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Investment Companies	$1,492,564,564	$—	$—	$1,492,564,564

Total	$1,492,564,564	$—	$—	$1,492,564,564

Investment Companies Measured at Net Asset Value (D)				12,767

Total Investments				$1,492,577,331

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	Non-income producing securities.
(B)	Affiliated investment in the Class I2 shares, and liquidating trusts of Transamerica Funds. Affiliated interest income, dividend income, realized and unrealized gains (losses), if any, are broken out within the Statements of Operations.

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2019

Transamerica Asset Allocation – Moderate Portfolio

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2019

(unaudited)

FOOTNOTES TO SCHEDULE OF INVESTMENTS (continued):

(C)	Restricted securities. At April 30, 2019, the value of such securities held by the Fund are as follows:

Investments	Description	Acquisition Date	Acquisition Cost	Value	Value as Percentage of Net Assets
Investment Companies	Transamerica Global Allocation Liquidating Trust	07/31/2014	$37,318	$10,971	0.0	%(F)

Investment Companies	Transamerica Small Company Growth Liquidating Trust	10/26/2012	28,869	1,796	0.0	(F)

Total			$66,187	$12,767	0.0	%(F)

(D)	Certain investments are measured at fair value using the net asset value per share, or its equivalent, practical expedient and have not been classified in the fair value levels. The fair value amount presented is intended to permit reconciliation to the Total Investments amount presented within the Schedule of Investments.
(E)	There were no transfers in or out of Level 3 during the six-month period ended April 30, 2019. Please reference the Security Valuation section of the Notes to Financial Statements for more information regarding security valuation and pricing inputs.
(F)	Percentage rounds to less than 0.1% or (0.1)%.

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2019

Transamerica Asset Allocation Intermediate Horizon

SCHEDULE OF INVESTMENTS

At April 30, 2019

(unaudited)

	Shares	Value
INVESTMENT COMPANIES - 100.1%
International Equity Fund - 11.3%
Transamerica International Equity (A)	2,333,176	$ 40,970,578

Money Market Fund - 0.1%
Transamerica Government Money Market (A)	403,087	403,087

U.S. Equity Funds - 41.2%
Transamerica Large Growth (A)	3,994,943	51,734,506
Transamerica Large Value Opportunities (A)	5,547,299	51,367,992
Transamerica Mid Cap Growth (A)	1,287,401	12,359,050
Transamerica Mid Cap Value Opportunities (A)	981,575	11,454,985
Transamerica Small Cap Growth (A)	1,833,841	12,268,398
Transamerica Small Cap Value (A)	1,092,014	11,083,947

		150,268,878

	Shares	Value
INVESTMENT COMPANIES (continued)
U.S. Fixed Income Funds - 47.5%
Transamerica High Quality Bond (A)	2,762,570	$ 27,377,073
Transamerica High Yield Bond (A)	2,459,130	22,378,086
Transamerica Inflation-Protected Securities (A)	4,177,839	41,444,162
Transamerica Intermediate Bond (A)	8,146,549	82,117,218

		173,316,539

Total Investment Companies (Cost $355,727,231)		364,959,082

Total Investments (Cost $355,727,231)		364,959,082
Net Other Assets (Liabilities) - (0.1)%		(187,837)

Net Assets - 100.0%		$ 364,771,245

SECURITY VALUATION:

Valuation Inputs (B)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Investment Companies	$364,959,082	$—	$—	$364,959,082

Total Investments	$364,959,082	$—	$—	$364,959,082

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	Affiliated investment in the Class I3 shares of Transamerica Funds. Affiliated interest income, dividend income, realized and unrealized gains (losses), if any, are broken out within the Statements of Operations.
(B)	There were no transfers in or out of Level 3 during the period ended April 30, 2019. Please reference the Security Valuation section of the Notes to Financial Statements for more information regarding security valuation and pricing inputs.

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2019

Transamerica Asset Allocation Long Horizon

SCHEDULE OF INVESTMENTS

At April 30, 2019

(unaudited)

	Shares	Value
INVESTMENT COMPANIES - 100.0%
International Equity Fund - 21.7%
Transamerica International Equity (A)	2,655,898	$ 46,637,561

Money Market Fund - 0.1%
Transamerica Government Money Market (A)	352,448	352,448

U.S. Equity Funds - 69.1%
Transamerica Large Growth (A)	3,923,787	50,813,048
Transamerica Large Value Opportunities (A)	4,828,537	44,712,253
Transamerica Mid Cap Growth (A)	1,516,075	14,554,319
Transamerica Mid Cap Value Opportunities (A)	1,077,200	12,570,929
Transamerica Small Cap Growth (A)	2,033,864	13,606,548
Transamerica Small Cap Value (A)	1,183,495	12,012,474

		148,269,571

	Shares	Value
INVESTMENT COMPANIES (continued)
U.S. Fixed Income Funds - 9.1%
Transamerica High Quality Bond (A)	102,300	$ 1,013,797
Transamerica High Yield Bond (A)	435,451	3,962,600
Transamerica Inflation-Protected Securities (A)	652,079	6,468,619
Transamerica Intermediate Bond (A)	797,938	8,043,214

		19,488,230

Total Investment Companies (Cost $205,873,470)		214,747,810

Total Investments (Cost $205,873,470)		214,747,810
Net Other Assets (Liabilities) - (0.0)% (B)		(106,858)

Net Assets - 100.0%		$ 214,640,952

SECURITY VALUATION:

Valuation Inputs (C)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Investment Companies	$214,747,810	$—	$—	$214,747,810

Total Investments	$214,747,810	$—	$—	$214,747,810

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	Affiliated investment in the Class I3 shares of Transamerica Funds. Affiliated interest income, dividend income, realized and unrealized gains (losses), if any, are broken out within the Statements of Operations.
(B)	Percentage rounds to less than 0.1% or (0.1)%.
(C)	There were no transfers in or out of Level 3 during the six-month period ended April 30, 2019. Please reference the Security Valuation section of the Notes to Financial Statements for more information regarding security valuation and pricing inputs.

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2019

Transamerica Asset Allocation Short Horizon

SCHEDULE OF INVESTMENTS

At April 30, 2019

(unaudited)

	Shares	Value
INVESTMENT COMPANIES - 100.1%
International Equity Fund - 2.0%
Transamerica International Equity (A)	158,221	$ 2,778,353

Money Market Fund - 0.2%
Transamerica Government Money Market (A)	275,703	275,703

U.S. Equity Funds - 8.9%
Transamerica Large Growth (A)	354,535	4,591,227
Transamerica Large Value Opportunities (A)	512,151	4,742,519
Transamerica Small Cap Core (A)	283,664	2,950,106

		12,283,852

U.S. Fixed Income Funds - 89.0%
Transamerica High Quality Bond (A)	2,465,736	24,435,441
Transamerica High Yield Bond (A)	1,507,318	13,716,595

	Shares	Value
INVESTMENT COMPANIES (continued)
U.S. Fixed Income Funds (continued)
Transamerica Inflation-Protected Securities (A)	2,275,617	$ 22,574,117
Transamerica Intermediate Bond (A)	6,242,090	62,920,270

		123,646,423

Total Investment Companies (Cost $138,705,083)		138,984,331

Total Investments (Cost $138,705,083)		138,984,331
Net Other Assets (Liabilities) - (0.1)%		(72,736)

Net Assets - 100.0%		$ 138,911,595

SECURITY VALUATION:

Valuation Inputs (B)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Investment Companies	$138,984,331	$—	$—	$138,984,331

Total Investments	$138,984,331	$—	$—	$138,984,331

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	Affiliated investment in the Class I3 shares of Transamerica Funds. Affiliated interest income, dividend income, realized and unrealized gains (losses), if any, are broken out within the Statements of Operations.
(B)	There were no transfers in or out of Level 3 during the six-month period ended April 30, 2019. Please reference the Security Valuation section of the Notes to Financial Statements for more information regarding security valuation and pricing inputs.

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2019

Transamerica Multi-Manager Alternative Strategies Portfolio

SCHEDULE OF INVESTMENTS

At April 30, 2019

(unaudited)

	Shares	Value
EXCHANGE-TRADED FUND - 2.4%
International Fixed Income Fund - 2.4%
iShares JPMorgan EM Local Currency Bond ETF	53,057	$ 2,323,897

Total Exchange-Traded Fund (Cost $2,426,772)		2,323,897

INVESTMENT COMPANIES - 95.7%
International Alternative Funds - 31.4%
Transamerica Global Multifactor Macro (A) (B)	1,406,359	13,107,265
Transamerica Unconstrained Bond (B)	1,776,682	17,553,618

		30,660,883

International Equity Funds - 7.2%
Transamerica Emerging Markets Equity (B)	353,473	3,570,082
Transamerica Global Real Estate Securities (B)	246,307	3,507,415

		7,077,497

International Fixed Income Funds - 17.0%
Transamerica Emerging Markets Debt (B)	637,685	6,593,664
Transamerica Inflation Opportunities (B)	993,289	9,962,688

		16,556,352

U.S. Alternative Funds - 32.2%
Transamerica Event Driven (B)	1,077,750	11,143,932
Transamerica Long/Short Strategy (B)	1,617,034	10,090,293
Transamerica Managed Futures Strategy (A) (B)	1,380,933	10,218,901

		31,453,126

	Shares	Value

INVESTMENT COMPANIES (continued)
U.S. Fixed Income Funds - 5.2%
Transamerica Core Bond (B)	150,408	$ 1,480,011
Transamerica High Yield Bond (B)	390,523	3,553,758

		5,033,769

U.S. Mixed Allocation Fund - 2.7%
Transamerica MLP & Energy Income (B)	380,599	2,687,028

Total Investment Companies (Cost $95,347,081)		93,468,655

	Principal	Value
REPURCHASE AGREEMENT - 0.7%
Fixed Income Clearing Corp., 1.45% (C), dated 04/30/2019, to be repurchased at $641,703 on 05/01/2019. Collateralized by a U.S. Government Obligation, 2.75%, due 09/15/2021, and with a value of $659,243.	$ 641,677	641,677

Total Repurchase Agreement (Cost $641,677)		641,677

Total Investments (Cost $98,415,530)		96,434,229
Net Other Assets (Liabilities) - 1.2%		1,208,755

Net Assets - 100.0%		$ 97,642,984

FUTURES CONTRACTS:
Description	Long/Short	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation	Unrealized Depreciation
10-Year U.S. Treasury Note	Short	(14)	06/19/2019	$(1,714,373)	$(1,731,406)	$—	$(17,033)

SECURITY VALUATION:

Valuation Inputs (D)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Exchange-Traded Fund	$2,323,897	$—	$—	$2,323,897
Investment Companies	93,468,655	—	—	93,468,655
Repurchase Agreement	—	641,677	—	641,677

Total Investments	$95,792,552	$641,677	$—	$96,434,229

LIABILITIES
Other Financial Instruments
Futures Contracts (E)	$(17,033)	$—	$—	$(17,033)

Total Other Financial Instruments	$(17,033)	$—	$—	$(17,033)

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2019

Transamerica Multi-Manager Alternative Strategies Portfolio

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2019

(unaudited)

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	Non-income producing securities.
(B)	Affiliated investment in the Class I2 shares of Transamerica Funds. The Fund’s transactions and earnings from investments of TAM are as follows:

Affiliated Investments	Value October 31, 2018	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)	Value April 30, 2019	Shares as of April 30, 2019	Dividend Income	Net Capital Gain Distributions
Transamerica Core Bond	$1,225,944	$417,022	$(200,000)	$(8,510)	$45,555	$1,480,011	150,408	$17,022	$—
Transamerica Emerging Markets Debt	7,503,205	132,599	(1,384,147)	(59,705)	401,712	6,593,664	637,685	98,451	—
Transamerica Emerging Markets Equity	6,123,250	69,634	(2,900,000)	(677,558)	954,756	3,570,082	353,473	69,633	—
Transamerica Event Driven	12,580,458	231,537	(1,800,000)	781	131,156	11,143,932	1,077,750	138,637	92,899
Transamerica Global Multifactor Macro	15,099,454	—	(1,800,000)	(187,528)	(4,661)	13,107,265	1,406,359	—	—
Transamerica Global Real Estate Securities	3,898,213	79,524	(800,000)	41,400	288,278	3,507,415	246,307	79,525	—
Transamerica High Yield Bond	3,062,041	851,223	(450,000)	(15,623)	106,117	3,553,758	390,523	100,068	—
Transamerica Inflation Opportunities	11,194,078	79,041	(1,700,000)	(33,118)	422,687	9,962,688	993,289	79,042	—
Transamerica Long/Short Strategy	11,652,395	425,552	(2,100,000)	(609,968)	722,314	10,090,293	1,617,034	—	425,552
Transamerica Managed Futures Strategy	11,669,810	—	(1,400,000)	(479,284)	428,375	10,218,901	1,380,933	—	—
Transamerica MLP & Energy Income	3,035,260	76,172	(662,742)	31,329	207,009	2,687,028	380,599	—	—
Transamerica Unconstrained Bond	20,415,476	433,203	(3,492,262)	(101,109)	298,310	17,553,618	1,776,682	250,039	—

Total	$107,459,584	$2,795,507	$(18,689,151)	$(2,098,893)	$4,001,608	$93,468,655	10,411,042	$832,417	$518,451

(C)	Rate disclosed reflects the yield at April 30, 2019.
(D)	There were no transfers in or out of Level 3 during the six-month period ended April 30, 2019. Please reference the Security Valuation section of the Notes to Financial Statements for more information regarding security valuation and pricing inputs.
(E)	Futures contracts and/or forward foreign currency contracts are valued at unrealized appreciation (depreciation).

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2019

STATEMENTS OF ASSETS AND LIABILITIES

At April 30, 2019

(unaudited)

	Transamerica Asset Allocation – Conservative Portfolio	Transamerica Asset Allocation – Growth Portfolio	Transamerica Asset Allocation – Moderate Growth Portfolio	Transamerica Asset Allocation – Moderate Portfolio	Transamerica Asset Allocation Intermediate Horizon
Assets:
Affiliated investments, at value (A)	$818,862,397	$1,244,399,536	$2,125,138,609	$1,492,577,331	$364,959,082
Cash	—	229	—	—	—
Receivables and other assets:
Affiliated investments sold	626,924	1,432,268	2,531,804	1,805,742	110,157
Shares of beneficial interest sold	292,954	324,457	275,722	249,863	2,423
Dividends and/or distributions	272,746	—	319,607	392,363	101,517
Prepaid expenses	4,306	6,052	10,771	7,800	—
Total assets	820,059,327	1,246,162,542	2,128,276,513	1,495,033,099	365,173,179

Liabilities:
Payables and other liabilities:
Affiliated investments purchased	272,746	—	319,607	245,104	118,158
Shares of beneficial interest redeemed	1,408,953	2,053,098	3,287,558	2,334,178	95,938
Due to custodian	—	—	—	147,259	—
Investment management fees	87,982	132,564	227,395	160,295	31,772
Distribution and service fees	280,813	437,287	754,726	546,115	155,964
Transfer agent fees	79,971	213,197	303,773	175,281	102
Trustees, CCO and deferred compensation fees	3,745	5,602	9,788	7,019	—
Audit and tax fees	18,519	22,512	32,058	25,840	—
Custody fees	17,389	18,753	104,342	51,629	—
Legal fees	14,137	20,195	34,642	25,285	—
Printing and shareholder reports fees	26,877	47,719	78,764	54,291	—
Registration fees	6,273	8,748	11,001	8,128	—
Other accrued expenses	9,499	13,829	23,122	16,733	—
Total liabilities	2,226,904	2,973,504	5,186,776	3,797,157	401,934
Net assets	$817,832,423	$1,243,189,038	$2,123,089,737	$1,491,235,942	$364,771,245

Net assets consist of:
Paid-in capital	$793,673,795	$1,094,477,032	$1,951,697,997	$1,399,876,852	$347,506,613
Total distributable earnings (accumulated losses)	24,158,628	148,712,006	171,391,740	91,359,090	17,264,632
Net assets	$817,832,423	$1,243,189,038	$2,123,089,737	$1,491,235,942	$364,771,245
Net assets by class:
Class A	$637,248,514	$931,290,279	$1,583,848,894	$1,092,296,664	$—
Class B	456,634	2,911,593	3,415,734	988,139	—
Class C	156,817,381	260,327,311	454,437,102	342,071,297	—
Class I	22,258,439	46,488,574	77,966,669	52,414,699	—
Class R	1,051,455	2,171,281	3,421,338	3,465,143	349,076,115
Class R4	—	—	—	—	15,695,130
Shares outstanding (unlimited shares, no par value):
Class A	60,764,292	71,882,348	133,666,131	97,760,710	—
Class B	43,560	225,953	277,769	84,828	—
Class C	15,078,388	20,694,972	38,048,774	30,476,201	—
Class I	2,115,924	3,592,136	6,590,717	4,698,325	—
Class R	99,162	168,988	289,746	311,553	33,780,479
Class R4	—	—	—	—	1,519,346
Net asset value per share: (B)
Class A	$10.49	$12.96	$11.85	$11.17	$—
Class B	10.48	12.89	12.30	11.65	—
Class C	10.40	12.58	11.94	11.22	—
Class I	10.52	12.94	11.83	11.16	—
Class R	10.60	12.85	11.81	11.12	10.33
Class R4	—	—	—	—	10.33
Maximum offering price per share: (C)
Class A	$11.10	$13.71	$12.54	$11.82	$—

(A) Affiliated investments, at cost	$802,941,673	$1,162,403,603	$2,023,906,534	$1,434,911,202	$355,727,231

(B)	Net asset value per share for Class B, C, I, R and R4 Class Shares represents offering price. The redemption price for Class A, B and C shares equals net asset value less any applicable contingent deferred sales charge.
(C)	Maximum offering price per share for Class A includes an initial sales charge (represented as a percentage of offering price) which is reduced on certain levels of sales as set forth in the Funds’ Prospectus.

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2019

STATEMENTS OF ASSETS AND LIABILITIES (continued)

At April 30, 2019

(unaudited)

	Transamerica Asset Allocation Long Horizon	Transamerica Asset Allocation Short Horizon	Transamerica Multi-Manager Alternative Strategies Portfolio

Assets:
Affiliated investments, at value (A)	$214,747,810	$138,984,331	$93,468,655
Unaffiliated investments, at value (B)	—	—	2,323,897
Repurchase agreement, at value (C)	—	—	641,677
Cash collateral pledged at broker for:
Futures contracts	—	—	17,710
Receivables and other assets:
Affiliated investments sold	83,676	9,033	1,500,000
Shares of beneficial interest sold	6,256	—	31,030
Dividends and/or distributions	18,730	62,674	80,277
Interest	—	—	26
Due from investment manager	—	—	4,650
Prepaid expenses	—	—	510
Total assets	214,856,472	139,056,038	98,068,432

Liabilities:
Payables and other liabilities:
Affiliated investments purchased	44,377	68,214	85,765
Shares of beneficial interest redeemed	64,285	3,493	250,349
Investment management fees	18,560	12,221	—
Distribution and service fees	88,133	60,494	26,321
Transfer agent fees	165	21	21,243
Trustees, CCO and deferred compensation fees	—	—	608
Audit and tax fees	—	—	10,891
Custody fees	—	—	4,412
Legal fees	—	—	2,149
Printing and shareholder reports fees	—	—	12,088
Registration fees	—	—	6,166
Other accrued expenses	—	—	2,137
Variation margin payable on futures contracts	—	—	3,319
Total liabilities	215,520	144,443	425,448
Net assets	$214,640,952	$138,911,595	$97,642,984

Net assets consist of:
Paid-in capital	$192,639,691	$139,474,753	$108,333,215
Total distributable earnings (accumulated losses)	22,001,261	(563,158)	(10,690,231)
Net assets	$214,640,952	$138,911,595	$97,642,984

Net assets by class:
Class A	$—	$—	$29,409,433
Class C	—	—	22,390,186
Class I	—	—	45,566,365
Class R	189,867,406	135,626,990	—
Class R4	24,773,546	3,284,605	—
Class R6	—	—	277,000
Shares outstanding (unlimited shares, no par value):
Class A	—	—	3,020,069
Class C	—	—	2,301,185
Class I	—	—	4,694,442
Class R	18,452,642	13,517,423	—
Class R4	2,407,380	327,322	—
Class R6	—	—	28,172
Net asset value per share: (D)
Class A	$—	$—	$9.74
Class C	—	—	9.73
Class I	—	—	9.71
Class R	10.29	10.03	—
Class R4	10.29	10.03	—
Class R6	—	—	9.83
Maximum offering price per share: (E)
Class A	$—	$—	$10.31

(A) Affiliated investments, at cost	$205,873,470	$138,705,083	$95,347,081
(B) Unaffiliated investments, at cost	$—	$—	$2,426,772
(C) Repurchase agreement, at cost	$—	$—	$641,677

(D)	Net asset value per share for Class C, I, R, R4 and R6 Class Shares represents offering price. The redemption price for Class A and C shares equals net asset value less any applicable contingent deferred sales charge.
(E)	Maximum offering price per share for Class A includes an initial sales charge (represented as a percentage of offering price) which is reduced on certain levels of sales as set forth in the Funds’ Prospectus.

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2019

STATEMENTS OF OPERATIONS

For the period ended April 30, 2019

(unaudited)

	Transamerica Asset Allocation – Conservative Portfolio	Transamerica Asset Allocation – Growth Portfolio	Transamerica Asset Allocation – Moderate Growth Portfolio	Transamerica Asset Allocation – Moderate Portfolio	Transamerica Asset Allocation Intermediate Horizon
Investment Income:
Dividend income from affiliated investments	$10,771,039	$13,390,723	$25,790,265	$19,289,387	$7,356,016
Total investment income	10,771,039	13,390,723	25,790,265	19,289,387	7,356,016

Expenses:
Investment management fees	504,828	749,185	1,294,781	921,532	215,129
Distribution and service fees:
Class A	794,112	1,119,902	1,925,679	1,350,219	—
Class B	2,654	16,291	19,342	5,387	—
Class C	842,536	1,377,563	2,444,290	1,858,980	—
Class R	2,738	4,999	8,011	9,905	857,826
Class R4	—	—	—	—	19,272
Class T1 (A)	7	8	7	7	—
Transfer agent fees
Class A	253,731	639,559	885,248	518,871	—
Class B	2,546	11,429	14,374	5,832	—
Class C	99,862	258,158	379,345	237,370	—
Class I	10,138	25,342	41,174	25,443	—
Class R	1,117	1,606	1,991	1,659	—
Class R4	—	—	—	—	578
Advisor Class (A)	6	23	6	6	—
Trustees, CCO and deferred compensation fees	10,285	15,352	26,524	18,937	—
Audit and tax fees	15,734	18,635	25,354	20,888	—
Custody fees	15,430	16,954	150,595	67,768	—
Legal fees	21,670	31,728	54,574	39,318	—
Printing and shareholder reports fees	29,877	58,178	92,319	60,577	—
Registration fees	73,936	92,096	99,317	86,727	—
Other	18,315	23,146	33,663	26,445	—
Total expenses before waiver and/or reimbursement and recapture	2,699,522	4,460,154	7,496,594	5,255,871	1,092,805
Expenses waived and/or reimbursed:
Class B	(1,794)	(6,766)	(8,885)	(4,297)	—
Class C	—	(11,051)	—	—	—
Class R	—	—	—	—	(34,312)
Class R4	—	—	—	—	(2,121)
Recapture of previously waived and/or reimbursed fees:
Class C	—	8,902	—	—	—
Net expenses	2,697,728	4,451,239	7,487,709	5,251,574	1,056,372

Net investment income (loss)	8,073,311	8,939,484	18,302,556	14,037,813	6,299,644

Net realized gain (loss) on:
Affiliated investments	(7,607,391)	(22,472,168)	(33,484,988)	(17,867,509)	(2,530,731)
Capital gain distributions received from affiliated investments	21,021,725	100,372,814	121,578,611	59,068,526	16,021,254
Net realized gain (loss)	13,414,334	77,900,646	88,093,623	41,201,017	13,490,523

Net change in unrealized appreciation (depreciation) on:
Affiliated investments	20,084,869	(1,452,295)	24,944,524	27,161,652	3,575,253
Net realized and change in unrealized gain (loss)	33,499,203	76,448,351	113,038,147	68,362,669	17,065,776
Net increase (decrease) in net assets resulting from operations	$41,572,514	$85,387,835	$131,340,703	$82,400,482	$23,365,420

(A)	Class ceased operations on February 15, 2019.

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2019

STATEMENTS OF OPERATIONS (continued)

For the period ended April 30, 2019

(unaudited)

	Transamerica Asset Allocation Long Horizon	Transamerica Asset Allocation Short Horizon	Transamerica Multi-Manager Alternative Strategies Portfolio
Investment Income:
Dividend income from affiliated investments	$4,877,478	$2,431,366	$832,417
Dividend income from unaffiliated investments	—	—	85,800
Interest income from unaffiliated investments and repurchase agreements	—	—	9,133
Total investment income	4,877,478	2,431,366	927,350

Expenses:
Investment management fees	124,579	83,994	98,084
Distribution and service fees:
Class A	—	—	36,532
Class C	—	—	123,656
Class R	458,642	342,028	—
Class R4	30,218	3,974	—
Class T1 (A)	—	—	7
Transfer agent fees
Class A	—	—	40,123
Class C	—	—	32,944
Class I	—	—	25,245
Class R4	907	119	—
Class R6	—	—	11
Trustees, CCO and deferred compensation fees	—	—	1,304
Audit and tax fees	—	—	10,452
Custody fees	—	—	3,334
Legal fees	—	—	2,979
Printing and shareholder reports fees	—	—	12,067
Registration fees	—	—	58,566
Other	—	—	8,613
Total expenses before waiver and/or reimbursement and recapture	614,346	430,115	453,917
Expenses waived and/or reimbursed:
Class A	—	—	(16,394)
Class C	—	—	(12,551)
Class R	(18,345)	(13,680)	—
Class R4	(3,325)	(438)	—
Recapture of previously waived and/or reimbursed fees:
Class A	—	—	609
Class C	—	—	183
Net expenses	592,676	415,997	425,764

Net investment income (loss)	4,284,802	2,015,369	501,586

Net realized gain (loss) on:
Affiliated investments	(839,297)	(596,691)	(2,098,893)
Unaffiliated investments	—	—	(17,545)
Capital gain distributions received from affiliated investments	16,623,363	1,069,426	518,451
Futures contracts	—	—	(89,133)
Net realized gain (loss)	15,784,066	472,735	(1,687,120)

Net change in unrealized appreciation (depreciation) on:
Affiliated investments	(4,001,660)	3,871,639	4,001,608
Unaffiliated investments	—	—	48,821
Futures contracts	—	—	(81,899)
Net change in unrealized appreciation (depreciation)	(4,001,660)	3,871,639	3,968,530
Net realized and change in unrealized gain (loss)	11,782,406	4,344,374	2,281,410
Net increase (decrease) in net assets resulting from operations	$16,067,208	$6,359,743	$2,782,996

(A)	Class ceased operations on February 15, 2019.

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2019

STATEMENTS OF CHANGES IN NET ASSETS

For the period and year ended:

	Transamerica Asset Allocation – Conservative Portfolio		Transamerica Asset Allocation – Growth Portfolio		Transamerica Asset Allocation – Moderate Growth Portfolio
	April 30, 2019 (unaudited)	October 31, 2018	April 30, 2019 (unaudited)	October 31, 2018	April 30, 2019 (unaudited)	October 31, 2018
From operations:
Net investment income (loss)	$8,073,311	$20,166,825	$8,939,484	$20,944,015	$18,302,556	$43,998,661
Net realized gain (loss)	13,414,334	45,400,471	77,900,646	181,015,827	88,093,623	235,023,923
Net change in unrealized appreciation (depreciation)	20,084,869	(80,932,216)	(1,452,295)	(228,825,242)	24,944,524	(322,496,868)
Net increase (decrease) in net assets resulting from operations	41,572,514	(15,364,920)	85,387,835	(26,865,400)	131,340,703	(43,474,284)

Distributions to shareholders:
Class A	(42,020,532)	(45,554,450)	(135,896,039)	(83,551,210)	(195,121,983)	(130,823,248)
Class B	(35,180)	(279,940)	(512,765)	(1,115,464)	(462,079)	(1,558,402)
Class C	(10,774,410)	(17,868,293)	(40,999,649)	(60,272,182)	(56,261,966)	(93,284,446)
Class I	(1,222,571)	(1,826,411)	(7,375,144)	(5,973,901)	(10,134,841)	(8,338,212)
Class R	(66,457)	(84,734)	(293,698)	(269,687)	(396,269)	(383,683)
Class T1 (A)	(647)	(681)	(1,600)	(1,086)	(1,321)	(960)
Advisor Class (A)	(647)	(1,474)	(5,599)	(1,094)	(1,338)	(979)
Net increase (decrease) in net assets resulting from distributions to shareholders	(54,120,444)	(65,615,983)	(185,084,494)	(151,184,624)	(262,379,797)	(234,389,930)

Capital share transactions:
Proceeds from shares sold:
Class A	17,652,773	39,089,538	23,689,676	53,553,410	31,681,415	81,895,826
Class B	11,521	115,035	2,255	54,253	5,015	12,234
Class C	5,673,166	14,902,383	10,319,613	31,054,267	13,895,064	39,439,000
Class I	6,817,921	6,825,803	6,475,489	23,600,552	15,198,941	38,848,232
Class R	81,935	333,098	191,914	557,572	398,970	915,180
Advisor Class (A)	—	—	—	66,236	—	—
	30,237,316	61,265,857	40,678,947	108,886,290	61,179,405	161,110,472
Dividends and/or distributions reinvested:
Class A	40,565,250	44,051,751	129,511,175	78,932,540	184,646,010	122,152,628
Class B	34,951	252,212	512,305	1,107,998	461,663	1,545,317
Class C	9,968,265	16,637,026	39,455,295	58,076,504	53,988,459	89,759,771
Class I	1,175,761	1,432,654	7,047,376	5,184,840	9,949,259	7,027,776
Class R	53,905	68,528	266,275	249,498	319,796	300,673
Class T1 (A)	647	681	1,600	1,086	1,321	960
Advisor Class (A)	647	1,474	5,599	1,094	1,338	979
	51,799,426	62,444,326	176,799,625	143,553,560	249,367,846	220,788,104
Cost of shares redeemed:
Class A	(89,819,641)	(183,894,646)	(108,765,935)	(164,762,282)	(183,135,277)	(279,064,752)
Class B	(71,629)	(697,960)	(161,881)	(1,235,868)	(285,505)	(1,771,945)
Class C	(25,100,377)	(76,247,331)	(40,233,622)	(124,543,318)	(74,915,583)	(227,701,359)
Class I	(5,330,589)	(15,588,038)	(13,888,471)	(26,897,449)	(23,624,721)	(40,281,360)
Class R	(419,653)	(301,203)	(325,317)	(1,008,121)	(372,156)	(1,759,040)
Class T1 (A)	(10,640)	—	(11,046)	—	(10,875)	—
Advisor Class (A)	(10,670)	(11,970)	(38,415)	(39,945)	(10,935)	—
	(120,763,199)	(276,741,148)	(163,424,687)	(318,486,983)	(282,355,052)	(550,578,456)
Automatic conversions:
Class A	198,289	5,446,138	1,160,413	9,421,197	1,127,425	18,159,417
Class B	(198,289)	(5,446,138)	(1,160,413)	(9,421,197)	(1,127,425)	(18,159,417)
	—	—	—	—	—	—
Class A	16,323,544	79,491,707	34,860,541	226,548,641	57,224,579	383,174,411
Class C	(16,323,544)	(79,491,707)	(34,860,541)	(226,548,641)	(57,224,579)	(383,174,411)
	—	—	—	—	—	—
Net increase (decrease) in net assets resulting from capital share transactions	(38,726,457)	(153,030,965)	54,053,885	(66,047,133)	28,192,199	(168,679,880)
Net increase (decrease) in net assets	(51,274,387)	(234,011,868)	(45,642,774)	(244,097,157)	(102,846,895)	(446,544,094)

Net assets:
Beginning of period/year	869,106,810	1,103,118,678	1,288,831,812	1,532,928,969	2,225,936,632	2,672,480,726
End of period/year	$817,832,423	$869,106,810	$1,243,189,038	$1,288,831,812	$2,123,089,737	$2,225,936,632

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2019

STATEMENTS OF CHANGES IN NET ASSETS (continued)

For the period and year ended:

	Transamerica Asset Allocation – Conservative Portfolio		Transamerica Asset Allocation – Growth Portfolio		Transamerica Asset Allocation – Moderate Growth Portfolio
	April 30, 2019 (unaudited)	October 31, 2018	April 30, 2019 (unaudited)	October 31, 2018	April 30, 2019 (unaudited)	October 31, 2018

Capital share transactions - shares:
Shares issued:
Class A	1,721,421	3,505,424	1,908,962	3,461,855	2,786,234	6,043,931
Class B	1,136	10,418	183	3,505	432	872
Class C	559,517	1,348,117	849,734	2,068,593	1,202,047	2,910,158
Class I	656,307	610,823	506,876	1,522,608	1,293,537	2,862,162
Class R	7,980	29,411	15,413	36,484	34,734	67,306
Advisor Class (A)	—	—	—	4,217	—	—
	2,946,361	5,504,193	3,281,168	7,097,262	5,316,984	11,884,429
Shares reinvested:
Class A	4,128,211	3,982,121	11,615,352	5,220,411	17,501,991	9,156,869
Class B	3,565	22,845	46,071	73,768	42,046	112,632
Class C	1,024,545	1,515,032	3,636,433	3,953,473	5,064,583	6,728,618
Class I	119,255	129,171	633,757	343,593	945,747	528,007
Class R	5,429	6,132	24,075	16,633	30,399	22,624
Class T1 (A)	66	62	143	72	125	72
Advisor Class (A)	66	133	500	72	127	73
	5,281,137	5,655,496	15,956,331	9,608,022	23,585,018	16,548,895
Shares redeemed:
Class A	(8,672,752)	(16,540,530)	(8,593,892)	(10,633,068)	(15,689,180)	(20,548,097)
Class B	(6,875)	(62,636)	(12,479)	(79,772)	(23,544)	(127,220)
Class C	(2,441,819)	(6,915,402)	(3,273,206)	(8,288,502)	(6,355,781)	(16,798,327)
Class I	(513,661)	(1,399,764)	(1,109,741)	(1,744,144)	(2,036,234)	(2,980,046)
Class R	(39,215)	(26,757)	(24,677)	(65,770)	(32,137)	(130,157)
Class T1 (A)	(1,035)	—	(885)	—	(946)	—
Advisor Class (A)	(1,035)	(1,119)	(3,082)	(2,382)	(954)	—
	(11,676,392)	(24,946,208)	(13,017,962)	(20,813,638)	(24,138,776)	(40,583,847)
Automatic conversions:
Class A	19,145	487,056	93,570	605,660	98,316	1,329,871
Class B	(19,165)	(489,153)	(94,091)	(612,384)	(94,929)	(1,300,120)
	(20)	(2,097)	(521)	(6,724)	3,387	29,751
Class A	1,578,644	7,211,571	2,717,375	14,665,283	4,896,675	28,372,032
Class C	(1,593,082)	(7,283,864)	(2,801,347)	(15,176,321)	(4,869,378)	(28,520,033)
	(14,438)	(72,293)	(83,972)	(511,038)	27,297	(148,001)
Net increase (decrease) in shares outstanding:
Class A	(1,225,331)	(1,354,358)	7,741,367	13,320,141	9,594,036	24,354,606
Class B	(21,339)	(518,526)	(60,316)	(614,883)	(75,995)	(1,313,836)
Class C	(2,450,839)	(11,336,117)	(1,588,386)	(17,442,757)	(4,958,529)	(35,679,584)
Class I	261,901	(659,770)	30,892	122,057	203,050	410,123
Class R	(25,806)	8,786	14,811	(12,653)	32,996	(40,227)
Class T1 (A)	(969)	62	(742)	72	(821)	72
Advisor Class (A)	(969)	(986)	(2,582)	1,907	(827)	73
	(3,463,352)	(13,860,909)	6,135,044	(4,626,116)	4,793,910	(12,268,773)

(A)	Class ceased operations on February 15, 2019.

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2019

STATEMENTS OF CHANGES IN NET ASSETS (continued)

For the period and year ended:

	Transamerica Asset Allocation – Moderate Portfolio		Transamerica Asset Allocation Intermediate Horizon		Transamerica Asset Allocation Long Horizon
	April 30, 2019 (unaudited)	October 31, 2018	April 30, 2019 (unaudited)	October 31, 2018	April 30, 2019 (unaudited)	October 31, 2018
From operations:
Net investment income (loss)	$14,037,813	$34,033,092	$6,299,644	$6,363,498	$4,284,802	$2,176,702
Net realized gain (loss)	41,201,017	107,868,345	13,490,523	13,521,823	15,784,066	17,750,520
Net change in unrealized appreciation (depreciation)	27,161,652	(172,595,717)	3,575,253	(17,924,719)	(4,001,660)	(16,504,082)
Net increase (decrease) in net assets resulting from operations	82,400,482	(30,694,280)	23,365,420	1,960,602	16,067,208	3,423,140

Distributions to shareholders:
Class A	(97,926,877)	(79,696,910)	—	—	—	—
Class B	(80,583)	(666,368)	—	—	—	—
Class C	(29,528,152)	(50,992,713)	—	—	—	—
Class I	(4,341,322)	(4,615,541)	—	—	—	—
Class R	(385,996)	(336,729)	(17,639,278)	(5,979,500)	(17,947,011)	(1,915,537)
Class R4	—	—	(812,706)	(325,182)	(2,359,895)	(320,982)
Class T1 (A)	(939)	(746)	—	—	—	—
Advisor Class (A)	(948)	(765)	—	—	—	—
Net increase (decrease) in net assets resulting from distributions to shareholders	(132,264,817)	(136,309,772)	(18,451,984)	(6,304,682)	(20,306,906)	(2,236,519)

Capital share transactions:
Proceeds from shares sold:
Class A	29,589,135	54,936,617	—	—	—	—
Class B	28,375	10,682	—	—	—	—
Class C	9,820,003	30,710,772	—	—	—	—
Class I	13,783,653	23,676,547	—	—	—	—
Class R	465,087	1,088,514	354,859	985,195	436,988	1,404,357
Class R4	—	—	388,921	1,275,954	665,729	1,291,026
	53,686,253	110,423,132	743,780	2,261,149	1,102,717	2,695,383
Dividends and/or distributions reinvested:
Class A	93,193,725	75,423,729	—	—	—	—
Class B	80,561	660,222	—	—	—	—
Class C	27,987,898	48,417,657	—	—	—	—
Class I	4,155,278	3,523,169	—	—	—	—
Class R	306,789	258,521	17,639,278	5,979,500	17,947,011	1,915,537
Class R4	—	—	812,706	325,182	2,359,895	320,982
Class T1 (A)	939	746	—	—	—	—
Advisor Class (A)	948	765	—	—	—	—
	125,726,138	128,284,809	18,451,984	6,304,682	20,306,906	2,236,519
Cost of shares redeemed:
Class A	(152,554,189)	(231,644,937)	—	—	—	—
Class B	(90,845)	(1,104,204)	—	—	—	—
Class C	(65,977,899)	(170,433,229)	—	—	—	—
Class I	(12,165,045)	(33,358,009)	—	—	—	—
Class R	(1,435,291)	(1,297,344)	(30,718,801)	(70,324,433)	(15,645,747)	(39,249,015)
Class R4	—	—	(1,369,457)	(6,720,259)	(2,849,011)	(9,391,146)
Class T1 (A)	(10,739)	—	—	—	—	—
Advisor Class (A)	(10,781)	—	—	—	—	—
	(232,244,789)	(437,837,723)	(32,088,258)	(77,044,692)	(18,494,758)	(48,640,161)
Automatic conversions:
Class A	305,582	11,701,495	—	—	—	—
Class B	(305,582)	(11,701,495)	—	—	—	—
	—	—	—	—	—	—
Class A	34,180,064	223,009,120	—	—	—	—
Class C	(34,180,064)	(223,009,120)	—	—	—	—
	—	—	—	—	—	—
Net increase (decrease) in net assets resulting from capital share transactions	(52,832,398)	(199,129,782)	(12,892,494)	(68,478,861)	2,914,865	(43,708,259)
Net increase (decrease) in net assets	(102,696,733)	(366,133,834)	(7,979,058)	(72,822,941)	(1,324,833)	(42,521,638)

Net assets:
Beginning of period/year	1,593,932,675	1,960,066,509	372,750,303	445,573,244	215,965,785	258,487,423
End of period/year	$1,491,235,942	$1,593,932,675	$364,771,245	$372,750,303	$214,640,952	$215,965,785

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2019

STATEMENTS OF CHANGES IN NET ASSETS (continued)

For the period and year ended:

	Transamerica Asset Allocation – Moderate Portfolio		Transamerica Asset Allocation Intermediate Horizon		Transamerica Asset Allocation Long Horizon
	April 30, 2019 (unaudited)	October 31, 2018	April 30, 2019 (unaudited)	October 31, 2018	April 30, 2019 (unaudited)	October 31, 2018

Capital share transactions - shares:
Shares issued:
Class A	2,718,063	4,512,263	—	—	—	—
Class B	2,455	837	—	—	—	—
Class C	895,676	2,527,763	—	—	—	—
Class I	1,257,830	1,945,103	—	—	—	—
Class R	42,443	89,504	35,346	93,172	44,656	126,970
Class R4	—	—	39,072	121,151	66,640	115,699
	4,916,467	9,075,470	74,418	214,323	111,296	242,669
Shares reinvested:
Class A	9,127,691	6,274,853	—	—	—	—
Class B	7,543	53,244	—	—	—	—
Class C	2,722,558	4,028,091	—	—	—	—
Class I	408,181	293,597	—	—	—	—
Class R	30,166	21,579	1,886,121	568,224	2,043,136	174,869
Class R4	—	—	86,930	30,942	268,469	29,240
Class T1 (A)	91	62	—	—	—	—
Advisor Class (A)	93	64	—	—	—	—
	12,296,323	10,671,490	1,973,051	599,166	2,311,605	204,109
Shares redeemed:
Class A	(13,874,761)	(19,052,444)	—	—	—	—
Class B	(7,795)	(88,090)	—	—	—	—
Class C	(5,985,928)	(14,043,466)	—	—	—	—
Class I	(1,119,105)	(2,749,933)	—	—	—	—
Class R	(133,997)	(107,245)	(3,080,557)	(6,626,018)	(1,585,302)	(3,497,560)
Class R4	—	—	(136,369)	(631,128)	(281,285)	(844,686)
Class T1 (A)	(984)	—	—	—	—	—
Advisor Class (A)	(992)	—	—	—	—	—
	(21,123,562)	(36,041,178)	(3,216,926)	(7,257,146)	(1,866,587)	(4,342,246)
Automatic conversions:
Class A	28,022	958,371	—	—	—	—
Class B	(26,967)	(934,530)	—	—	—	—
	1,055	23,841	—	—	—	—
Class A	3,105,419	18,426,404	—	—	—	—
Class C	(3,095,877)	(18,534,093)	—	—	—	—
	9,542	(107,689)	—	—	—	—
Net increase (decrease) in shares outstanding:
Class A	1,104,434	11,119,447	—	—	—	—
Class B	(24,764)	(968,539)	—	—	—	—
Class C	(5,463,571)	(26,021,705)	—	—	—	—
Class I	546,906	(511,233)	—	—	—	—
Class R	(61,388)	3,838	(1,159,090)	(5,964,622)	502,490	(3,195,721)
Class R4	—	—	(10,367)	(479,035)	53,824	(699,747)
Class T1 (A)	(893)	62	—	—	—	—
Advisor Class (A)	(899)	64	—	—	—	—
	(3,900,175)	(16,378,066)	(1,169,457)	(6,443,657)	556,314	(3,895,468)

(A)	Class ceased operations on February 15, 2019.

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2019

STATEMENTS OF CHANGES IN NET ASSETS (continued)

For the period and year ended:

	Transamerica Asset Allocation Short Horizon		Transamerica Multi-Manager Alternative Strategies Portfolio
	April 30, 2019 (unaudited)	October 31, 2018	April 30, 2019 (unaudited)	October 31, 2018
From operations:
Net investment income (loss)	$2,015,369	$3,730,571	$501,586	$2,514,883
Net realized gain (loss)	472,735	(35,098)	(1,687,120)	(289,738)
Net change in unrealized appreciation (depreciation)	3,871,639	(5,400,185)	3,968,530	(3,594,435)
Net increase (decrease) in net assets resulting from operations	6,359,743	(1,704,712)	2,782,996	(1,369,290)

Distributions to shareholders:
Class A	—	—	(469,541)	(405,017)
Class C	—	—	(98,142)	(230,495)
Class I	—	—	(926,637)	(1,400,849)
Class R	(2,422,867)	(3,535,598)	—	—
Class R4	(60,152)	(120,029)	—	—
Class R6	—	—	(5,739)	(1,830)
Class T1 (A)	—	—	(180)	(131)
Net increase (decrease) in net assets resulting from distributions to shareholders	(2,483,019)	(3,655,627)	(1,500,239)	(2,038,322)

Capital share transactions:
Proceeds from shares sold:
Class A	—	—	919,887	2,466,514
Class C	—	—	126,126	1,179,090
Class I	—	—	3,505,928	10,745,865
Class R	1,139,507	990,387	—	—
Class R4	97,101	955,551	—	—
Class R6	—	—	24,037	198,334
	1,236,608	1,945,938	4,575,978	14,589,803
Dividends and/or distributions reinvested:
Class A	—	—	451,357	388,924
Class C	—	—	90,778	211,123
Class I	—	—	918,969	1,344,866
Class R	2,422,867	3,535,598	—	—
Class R4	60,152	120,029	—	—
Class R6	—	—	5,739	1,830
Class T1 (A)	—	—	180	131
	2,483,019	3,655,627	1,467,023	1,946,874
Cost of shares redeemed:
Class A	—	—	(4,614,465)	(9,556,556)
Class C	—	—	(4,690,143)	(14,125,688)
Class I	—	—	(11,786,546)	(40,614,143)
Class R	(13,851,736)	(39,053,821)	—	—
Class R4	(117,774)	(4,727,193)	—	—
Class R6	—	—	(31,779)	(17,859)
Class T1 (A)	—	—	(10,184)	—
	(13,969,510)	(43,781,014)	(21,133,117)	(64,314,246)
Automatic conversions:
Class A	—	—	1,736,376	5,821,072
Class C	—	—	(1,736,376)	(5,821,072)
	—	—	—	—
Net increase (decrease) in net assets resulting from capital share transactions	(10,249,883)	(38,179,449)	(15,090,116)	(47,777,569)
Net increase (decrease) in net assets	(6,373,159)	(43,539,788)	(13,807,359)	(51,185,181)

Net assets:
Beginning of period/year	145,284,754	188,824,542	111,450,343	162,635,524
End of period/year	$138,911,595	$145,284,754	$97,642,984	$111,450,343

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2019

STATEMENTS OF CHANGES IN NET ASSETS (continued)

For the period and year ended:

	Transamerica Asset Allocation Short Horizon		Transamerica Multi-Manager Alternative Strategies Portfolio
	April 30, 2019 (unaudited)	October 31, 2018	April 30, 2019 (unaudited)	October 31, 2018

Capital share transactions - shares:
Shares issued:
Class A	—	—	96,419	250,918
Class C	—	—	13,237	119,530
Class I	—	—	370,079	1,092,776
Class R	115,679	98,909	—	—
Class R4	9,887	95,103	—	—
Class R6	—	—	2,515	20,088
	125,566	194,012	482,250	1,483,312
Shares reinvested:
Class A	—	—	48,954	39,605
Class C	—	—	9,835	21,587
Class I	—	—	100,106	137,653
Class R	250,004	354,961	—	—
Class R4	6,201	12,037	—	—
Class R6	—	—	618	185
Class T1 (A)	—	—	20	13
	256,205	366,998	159,533	199,043
Shares redeemed:
Class A	—	—	(484,370)	(970,195)
Class C	—	—	(495,244)	(1,443,224)
Class I	—	—	(1,242,034)	(4,137,207)
Class R	(1,408,923)	(3,905,892)	—	—
Class R4	(11,980)	(472,995)	—	—
Class R6	—	—	(3,255)	(1,801)
Class T1 (A)	—	—	(1,067)	—
	(1,420,903)	(4,378,887)	(2,225,970)	(6,552,427)
Automatic conversions:
Class A	—	—	182,101	596,327
Class C	—	—	(182,289)	(601,292)
	—	—	(188)	(4,965)
Net increase (decrease) in shares outstanding:
Class A	—	—	(156,896)	(83,345)
Class C	—	—	(654,461)	(1,903,399)
Class I	—	—	(771,849)	(2,906,778)
Class R	(1,043,240)	(3,452,022)	—	—
Class R4	4,108	(365,855)	—	—
Class R6	—	—	(122)	18,472
Class T1 (A)	—	—	(1,047)	13
	(1,039,132)	(3,817,877)	(1,584,375)	(4,875,037)

(A)	Class ceased operations on February 15, 2019.

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2019

FINANCIAL HIGHLIGHTS

For a share outstanding during the period and years indicated:	Transamerica Asset Allocation – Conservative Portfolio
	Class A
	April 30, 2019 (unaudited)		October 31, 2018	October 31, 2017	October 31, 2016		October 31, 2015	October 31, 2014
Net asset value, beginning of period/year	$10.67		$11.59	$11.18	$11.40		$12.38	$12.33

Investment operations:
Net investment income (loss) (A)	0.11		0.25	0.24	0.23	(B)	0.23	0.29
Net realized and unrealized gain (loss)	0.41		(0.43)	0.71	0.18		(0.11)	0.39
Total investment operations	0.52		(0.18)	0.95	0.41		0.12	0.68

Dividends and/or distributions to shareholders:
Net investment income	(0.13)		(0.25)	(0.25)	(0.25)		(0.23)	(0.30)
Net realized gains	(0.57)		(0.49)	(0.29)	(0.38)		(0.87)	(0.33)
Total dividends and/or distributions to shareholders	(0.70)		(0.74)	(0.54)	(0.63)		(1.10)	(0.63)

Net asset value, end of period/year	$10.49		$10.67	$11.59	$11.18		$11.40	$12.38
Total return (C)	5.35	%(D)	(1.77)%	8.78%	3.83%		1.07%	5.65%

Ratio and supplemental data:
Net assets end of period/year (000’s)	$637,249		$661,621	$734,113	$622,495		$449,574	$416,116
Expenses to average net assets (E)
Excluding waiver and/or reimbursement and recapture	0.50	%(F)	0.47%	0.47%	0.48%		0.51%	0.53%
Including waiver and/or reimbursement and recapture	0.50	%(F)	0.47%	0.47%	0.47	%(B)	0.51%	0.53%
Net investment income (loss) to average net assets	2.11	%(F)	2.21%	2.15%	2.12	%(B)	1.94%	2.38%
Portfolio turnover rate	1	%(D)	20%	18%	4%		11%	26%

(A)	Calculated based on average number of shares outstanding.
(B)	Please reference the Custody Out-of-Pocket Expense section of the Notes to Financial Statements for more information regarding the reimbursement of custody fees. The amount of the reimbursement on a per share basis was immaterial to the class. The Expenses to average net assets including waiver and/or reimbursement and recapture ratio, and Net investment income (loss) to average net assets ratio would have been 0.01% higher and 0.01% lower, respectively, had the custodian not reimbursed the Fund.
(C)	Total return has been calculated without deduction of the initial sales charge and contingent deferred sales charge.
(D)	Not annualized.
(E)	Does not include expenses of the underlying funds in which the Fund invests.
(F)	Annualized.

For a share outstanding during the period and years indicated:	Transamerica Asset Allocation – Conservative Portfolio
	Class B
	April 30, 2019 (unaudited)		October 31, 2018	October 31, 2017	October 31, 2016		October 31, 2015	October 31, 2014
Net asset value, beginning of period/year	$10.66		$11.54	$11.12	$11.34		$12.32	$12.26

Investment operations:
Net investment income (loss) (A)	0.06		0.19	0.17	0.18	(B)	0.15	0.21
Net realized and unrealized gain (loss)	0.40		(0.48)	0.68	0.14		(0.12)	0.38
Total investment operations	0.46		(0.29)	0.85	0.32		0.03	0.59

Dividends and/or distributions to shareholders:
Net investment income	(0.07)		(0.10)	(0.14)	(0.16)		(0.14)	(0.20)
Net realized gains	(0.57)		(0.49)	(0.29)	(0.38)		(0.87)	(0.33)
Total dividends and/or distributions to shareholders	(0.64)		(0.59)	(0.43)	(0.54)		(1.01)	(0.53)

Net asset value, end of period/year	$10.48		$10.66	$11.54	$11.12		$11.34	$12.32
Total return (C)	4.75	%(D)	(2.69)%	7.86%	3.01%		0.23%	4.96%

Ratio and supplemental data:
Net assets end of period/year (000’s)	$457		$692	$6,731	$14,366		$23,943	$37,192
Expenses to average net assets (E)
Excluding waiver and/or reimbursement and recapture	2.13	%(F)	1.48%	1.34%	1.30%		1.29%	1.28%
Including waiver and/or reimbursement and recapture	1.45	%(F)	1.45%	1.34%	1.29	%(B)	1.29%	1.28%
Net investment income (loss) to average net assets	1.26	%(F)	1.73%	1.52%	1.66	%(B)	1.31%	1.73%
Portfolio turnover rate	1	%(D)	20%	18%	4%		11%	26%

(A)	Calculated based on average number of shares outstanding.
(B)	Please reference the Custody Out-of-Pocket Expense section of the Notes to Financial Statements for more information regarding the reimbursement of custody fees. The amount of the reimbursement on a per share basis was immaterial to the class. The Expenses to average net assets including waiver and/or reimbursement and recapture ratio, and Net investment income (loss) to average net assets ratio would have been 0.01% higher and 0.01% lower, respectively, had the custodian not reimbursed the Fund.
(C)	Total return has been calculated without deduction of the contingent deferred sales charge.
(D)	Not annualized.
(E)	Does not include expenses of the underlying funds in which the Fund invests.
(F)	Annualized.

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2019

FINANCIAL HIGHLIGHTS (continued)

For a share outstanding during the period and years indicated:	Transamerica Asset Allocation – Conservative Portfolio
	Class C
	April 30, 2019 (unaudited)		October 31, 2018	October 31, 2017	October 31, 2016		October 31, 2015	October 31, 2014
Net asset value, beginning of period/year	$10.59		$11.49	$11.08	$11.30		$12.29	$12.24

Investment operations:
Net investment income (loss) (A)	0.07		0.16	0.17	0.17	(B)	0.15	0.21
Net realized and unrealized gain (loss)	0.39		(0.42)	0.69	0.16		(0.12)	0.38
Total investment operations	0.46		(0.26)	0.86	0.33		0.03	0.59

Dividends and/or distributions to shareholders:
Net investment income	(0.08)		(0.15)	(0.16)	(0.17)		(0.15)	(0.21)
Net realized gains	(0.57)		(0.49)	(0.29)	(0.38)		(0.87)	(0.33)
Total dividends and/or distributions to shareholders	(0.65)		(0.64)	(0.45)	(0.55)		(1.02)	(0.54)

Net asset value, end of period/year	$10.40		$10.59	$11.49	$11.08		$11.30	$12.29
Total return (C)	4.85	%(D)	(2.46)%	7.99%	3.10%		0.26%	4.97%

Ratio and supplemental data:
Net assets end of period/year (000’s)	$156,817		$185,581	$331,669	$405,546		$453,483	$508,285
Expenses to average net assets (E)
Excluding waiver and/or reimbursement and recapture	1.29	%(F)	1.23%	1.23%	1.22%		1.22%	1.22%
Including waiver and/or reimbursement and recapture	1.29	%(F)	1.23%	1.23%	1.21	%(B)	1.22%	1.22%
Net investment income (loss) to average net assets	1.35	%(F)	1.48%	1.51%	1.56	%(B)	1.26%	1.69%
Portfolio turnover rate	1	%(D)	20%	18%	4%		11%	26%

(A)	Calculated based on average number of shares outstanding.
(B)	Please reference the Custody Out-of-Pocket Expense section of the Notes to Financial Statements for more information regarding the reimbursement of custody fees. The amount of the reimbursement on a per share basis was immaterial to the class. The Expenses to average net assets including waiver and/or reimbursement and recapture ratio, and Net investment income (loss) to average net assets ratio would have been 0.01% higher and 0.01% lower, respectively, had the custodian not reimbursed the Fund.
(C)	Total return has been calculated without deduction of the contingent deferred sales charge.
(D)	Not annualized.
(E)	Does not include expenses of the underlying funds in which the Fund invests.
(F)	Annualized.

For a share outstanding during the period and years indicated:	Transamerica Asset Allocation – Conservative Portfolio
	Class I
	April 30, 2019 (unaudited)		October 31, 2018	October 31, 2017	October 31, 2016		October 31, 2015	October 31, 2014
Net asset value, beginning of period/year	$10.70		$11.62	$11.21	$11.42		$12.40	$12.35

Investment operations:
Net investment income (loss) (A)	0.12		0.28	0.28	0.28	(B)	0.27	0.32
Net realized and unrealized gain (loss)	0.41		(0.44)	0.69	0.16		(0.12)	0.39
Total investment operations	0.53		(0.16)	0.97	0.44		0.15	0.71

Dividends and/or distributions to shareholders:
Net investment income	(0.14)		(0.27)	(0.27)	(0.27)		(0.26)	(0.33)
Net realized gains	(0.57)		(0.49)	(0.29)	(0.38)		(0.87)	(0.33)
Total dividends and/or distributions to shareholders	(0.71)		(0.76)	(0.56)	(0.65)		(1.13)	(0.66)

Net asset value, end of period/year	$10.52		$10.70	$11.62	$11.21		$11.42	$12.40
Total return	5.44	%(C)	(1.56)%	8.97%	4.13%		1.33%	5.94%

Ratio and supplemental data:
Net assets end of period/year (000’s)	$22,258		$19,845	$29,213	$25,946		$28,126	$32,814
Expenses to average net assets (D)
Excluding waiver and/or reimbursement and recapture	0.28	%(E)	0.26%	0.26%	0.26%		0.26%	0.26%
Including waiver and/or reimbursement and recapture	0.28	%(E)	0.26%	0.26%	0.25	%(B)	0.26%	0.26%
Net investment income (loss) to average net assets	2.28	%(E)	2.51%	2.46%	2.50	%(B)	2.28%	2.58%
Portfolio turnover rate	1	%(C)	20%	18%	4%		11%	26%

(A)	Calculated based on average number of shares outstanding.
(B)	Please reference the Custody Out-of-Pocket Expense section of the Notes to Financial Statements for more information regarding the reimbursement of custody fees. The amount of the reimbursement on a per share basis was immaterial to the class. The Expenses to average net assets including waiver and/or reimbursement and recapture ratio, and Net investment income (loss) to average net assets ratio would have been 0.01% higher and 0.01% lower, respectively, had the custodian not reimbursed the Fund.
(C)	Not annualized.
(D)	Does not include expenses of the underlying funds in which the Fund invests.
(E)	Annualized.

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2019

FINANCIAL HIGHLIGHTS (continued)

For a share outstanding during the period and years indicated:	Transamerica Asset Allocation – Conservative Portfolio
	Class R
	April 30, 2019 (unaudited)		October 31, 2018	October 31, 2017	October 31, 2016		October 31, 2015	October 31, 2014
Net asset value, beginning of period/year	$10.78		$11.70	$11.28	$11.49		$12.47	$12.41

Investment operations:
Net investment income (loss) (A)	0.09		0.20	0.21	0.22	(B)	0.21	0.25
Net realized and unrealized gain (loss)	0.40		(0.42)	0.70	0.15		(0.13)	0.40
Total investment operations	0.49		(0.22)	0.91	0.37		0.08	0.65

Dividends and/or distributions to shareholders:
Net investment income	(0.10)		(0.21)	(0.20)	(0.20)		(0.19)	(0.26)
Net realized gains	(0.57)		(0.49)	(0.29)	(0.38)		(0.87)	(0.33)
Total dividends and/or distributions to shareholders	(0.67)		(0.70)	(0.49)	(0.58)		(1.06)	(0.59)

Net asset value, end of period/year	$10.60		$10.78	$11.70	$11.28		$11.49	$12.47
Total return	5.06	%(C)	(2.10)%	8.35%	3.44%		0.68%	5.40%

Ratio and supplemental data:
Net assets end of period/year (000’s)	$1,051		$1,347	$1,359	$1,209		$1,532	$2,051
Expenses to average net assets (D)
Excluding waiver and/or reimbursement and recapture	0.87	%(E)	0.83%	0.85%	0.86%		0.86%	0.82%
Including waiver and/or reimbursement and recapture	0.87	%(E)	0.83%	0.85%	0.85	%(B)	0.86%	0.82%
Net investment income (loss) to average net assets	1.68	%(E)	1.82%	1.88%	1.97	%(B)	1.77%	2.06%
Portfolio turnover rate	1	%(C)	20%	18%	4%		11%	26%

(A)	Calculated based on average number of shares outstanding.
(B)	Please reference the Custody Out-of-Pocket Expense section of the Notes to Financial Statements for more information regarding the reimbursement of custody fees. The amount of the reimbursement on a per share basis was immaterial to the class. The Expenses to average net assets including waiver and/or reimbursement and recapture ratio, and Net investment income (loss) to average net assets ratio would have been 0.01% higher and 0.01% lower, respectively, had the custodian not reimbursed the Fund.
(C)	Not annualized.
(D)	Does not include expenses of the underlying funds in which the Fund invests.
(E)	Annualized.

For a share outstanding during the period and years indicated:	Transamerica Asset Allocation – Growth Portfolio
	Class A
	April 30, 2019 (unaudited)		October 31, 2018	October 31, 2017	October 31, 2016		October 31, 2015	October 31, 2014
Net asset value, beginning of period/year	$14.38		$16.35	$14.71	$15.57		$16.35	$15.26

Investment operations:
Net investment income (loss) (A)	0.10		0.26	0.23	0.23	(B)	0.20	0.32
Net realized and unrealized gain (loss)	0.63		(0.56)	2.55	0.24		0.23	1.08
Total investment operations	0.73		(0.30)	2.78	0.47		0.43	1.40

Dividends and/or distributions to shareholders:
Net investment income	(0.19)		(0.32)	(0.24)	(0.23)		(0.22)	(0.31)
Net realized gains	(1.96)		(1.35)	(0.90)	(1.10)		(0.99)	—
Total dividends and/or distributions to shareholders	(2.15)		(1.67)	(1.14)	(1.33)		(1.21)	(0.31)

Net asset value, end of period/year	$12.96		$14.38	$16.35	$14.71		$15.57	$16.35
Total return (C)	7.48	%(D)	(2.33)%	20.19%	3.28%		2.65%	9.30%

Ratio and supplemental data:
Net assets end of period/year (000’s)	$931,290		$922,131	$830,875	$727,751		$729,547	$728,850
Expenses to average net assets (E)
Excluding waiver and/or reimbursement and recapture	0.56	%(F)	0.51%	0.52%	0.53%		0.53%	0.55%
Including waiver and/or reimbursement and recapture	0.56	%(F)	0.51%	0.52%	0.52	%(B)	0.53%	0.55%
Net investment income (loss) to average net assets	1.61	%(F)	1.65%	1.53%	1.63	%(B)	1.26%	2.02%
Portfolio turnover rate	0	%(D)(G)	32%	9%	1%		6%	31%

(A)	Calculated based on average number of shares outstanding.
(B)	Please reference the Custody Out-of-Pocket Expense section of the Notes to Financial Statements for more information regarding the reimbursement of custody fees. The amount of the reimbursement on a per share basis was immaterial to the class. The Expenses to average net assets including waiver and/or reimbursement and recapture ratio, and Net investment income (loss) to average net assets ratio would have been 0.01% higher and 0.01% lower, respectively, had the custodian not reimbursed the Fund.
(C)	Total return has been calculated without deduction of the initial sales charge and contingent deferred sales charge.
(D)	Not annualized.
(E)	Does not include expenses of the underlying funds in which the Fund invests.
(F)	Annualized.
(G)	Rounds to less than 1%.

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2019

FINANCIAL HIGHLIGHTS (continued)

For a share outstanding during the period and years indicated:	Transamerica Asset Allocation – Growth Portfolio
	Class B
	April 30, 2019 (unaudited)		October 31, 2018	October 31, 2017	October 31, 2016		October 31, 2015	October 31, 2014
Net asset value, beginning of period/year	$14.17		$16.04	$14.40	$15.22		$15.98	$14.91

Investment operations:
Net investment income (loss) (A)	0.06		0.23	0.16	0.15	(B)	0.10	0.23
Net realized and unrealized gain (loss)	0.62		(0.67)	2.45	0.18		0.19	1.03
Total investment operations	0.68		(0.44)	2.61	0.33		0.29	1.26

Dividends and/or distributions to shareholders:
Net investment income	—		(0.08)	(0.07)	(0.05)		(0.06)	(0.19)
Net realized gains	(1.96)		(1.35)	(0.90)	(1.10)		(0.99)	—
Total dividends and/or distributions to shareholders	(1.96)		(1.43)	(0.97)	(1.15)		(1.05)	(0.19)

Net asset value, end of period/year	$12.89		$14.17	$16.04	$14.40		$15.22	$15.98
Total return (C)	7.01	%(D)	(3.24)%	19.16%	2.39%		1.79%	8.49%

Ratio and supplemental data:
Net assets end of period/year (000’s)	$2,912		$4,056	$14,456	$26,931		$47,506	$73,479
Expenses to average net assets (E)
Excluding waiver and/or reimbursement and recapture	1.87	%(F)	1.55%	1.41%	1.37%		1.35%	1.34%
Including waiver and/or reimbursement and recapture	1.45	%(F)	1.45%	1.41%	1.36	%(B)	1.35%	1.34%
Net investment income (loss) to average net assets	1.01	%(F)	1.48%	1.06%	1.10	%(B)	0.64%	1.51%
Portfolio turnover rate	0	%(D)(G)	32%	9%	1%		6%	31%

(A)	Calculated based on average number of shares outstanding.
(B)	Please reference the Custody Out-of-Pocket Expense section of the Notes to Financial Statements for more information regarding the reimbursement of custody fees. The amount of the reimbursement on a per share basis was immaterial to the class. The Expenses to average net assets including waiver and/or reimbursement and recapture ratio, and Net investment income (loss) to average net assets ratio would have been 0.01% higher and 0.01% lower, respectively, had the custodian not reimbursed the Fund.
(C)	Total return has been calculated without deduction of the contingent deferred sales charge.
(D)	Not annualized.
(E)	Does not include expenses of the underlying funds in which the Fund invests.
(F)	Annualized.
(G)	Rounds to less than 1%.

For a share outstanding during the period and years indicated:	Transamerica Asset Allocation – Growth Portfolio
	Class C
	April 30, 2019 (unaudited)		October 31, 2018	October 31, 2017	October 31, 2016		October 31, 2015	October 31, 2014
Net asset value, beginning of period/year	$13.88		$15.82	$14.26	$15.13		$15.92	$14.88

Investment operations:
Net investment income (loss) (A)	0.06		0.15	0.13	0.13	(B)	0.08	0.20
Net realized and unrealized gain (loss)	0.60		(0.55)	2.46	0.21		0.23	1.06
Total investment operations	0.66		(0.40)	2.59	0.34		0.31	1.26

Dividends and/or distributions to shareholders:
Net investment income	—		(0.19)	(0.13)	(0.11)		(0.11)	(0.22)
Net realized gains	(1.96)		(1.35)	(0.90)	(1.10)		(0.99)	—
Total dividends and/or distributions to shareholders	(1.96)		(1.54)	(1.03)	(1.21)		(1.10)	(0.22)

Net asset value, end of period/year	$12.58		$13.88	$15.82	$14.26		$15.13	$15.92
Total return (C)	7.02	%(D)	(3.03)%	19.31%	2.49%		1.91%	8.51%

Ratio and supplemental data:
Net assets end of period/year (000’s)	$260,327		$309,195	$628,621	$660,687		$716,039	$736,246
Expenses to average net assets (E)
Excluding waiver and/or reimbursement and recapture	1.35	%(F)	1.26%	1.26%	1.27%		1.26%	1.26%
Including waiver and/or reimbursement and recapture	1.35	%(F)(G)	1.26%	1.26%	1.26	%(B)	1.26%	1.26%
Net investment income (loss) to average net assets	0.91	%(F)	1.02%	0.91%	0.93	%(B)	0.54%	1.32%
Portfolio turnover rate	0	%(D)(H)	32%	9%	1%		6%	31%

(A)	Calculated based on average number of shares outstanding.
(B)	Please reference the Custody Out-of-Pocket Expense section of the Notes to Financial Statements for more information regarding the reimbursement of custody fees. The amount of the reimbursement on a per share basis was immaterial to the class. The Expenses to average net assets including waiver and/or reimbursement and recapture ratio, and Net investment income (loss) to average net assets ratio would have been 0.01% higher and 0.01% lower, respectively, had the custodian not reimbursed the Fund.
(C)	Total return has been calculated without deduction of the contingent deferred sales charge.
(D)	Not annualized.
(E)	Does not include expenses of the underlying funds in which the Fund invests.
(F)	Annualized.
(G)	Waiver and/or reimbursement rounds to less than 0.01%.
(H)	Rounds to less than 1%.

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2019

FINANCIAL HIGHLIGHTS (continued)

For a share outstanding during the period and years indicated:	Transamerica Asset Allocation – Growth Portfolio
	Class I
	April 30, 2019 (unaudited)		October 31, 2018	October 31, 2017	October 31, 2016		October 31, 2015	October 31, 2014
Net asset value, beginning of period/year	$14.38		$16.36	$14.72	$15.59		$16.37	$15.28

Investment operations:
Net investment income (loss) (A)	0.13		0.30	0.23	0.28	(B)	0.23	0.35
Net realized and unrealized gain (loss)	0.61		(0.57)	2.59	0.22		0.25	1.11
Total investment operations	0.74		(0.27)	2.82	0.50		0.48	1.46

Dividends and/or distributions to shareholders:
Net investment income	(0.22)		(0.36)	(0.28)	(0.27)		(0.27)	(0.37)
Net realized gains	(1.96)		(1.35)	(0.90)	(1.10)		(0.99)	—
Total dividends and/or distributions to shareholders	(2.18)		(1.71)	(1.18)	(1.37)		(1.26)	(0.37)

Net asset value, end of period/year	$12.94		$14.38	$16.36	$14.72		$15.59	$16.37
Total return	7.61	%(C)	(2.11)%	20.52%	3.52%		2.96%	9.64%

Ratio and supplemental data:
Net assets end of period/year (000’s)	$46,489		$51,209	$56,253	$32,116		$34,547	$30,595
Expenses to average net assets (D)
Excluding waiver and/or reimbursement and recapture	0.27	%(E)	0.26%	0.26%	0.26%		0.26%	0.26%
Including waiver and/or reimbursement and recapture	0.27	%(E)	0.26%	0.26%	0.25	%(B)	0.26%	0.26%
Net investment income (loss) to average net assets	2.01	%(E)	1.95%	1.50%	1.96	%(B)	1.48%	2.19%
Portfolio turnover rate	0	%(C)(F)	32%	9%	1%		6%	31%

(A)	Calculated based on average number of shares outstanding.
(B)	Please reference the Custody Out-of-Pocket Expense section of the Notes to Financial Statements for more information regarding the reimbursement of custody fees. The amount of the reimbursement on a per share basis was immaterial to the class. The Expenses to average net assets including waiver and/or reimbursement and recapture ratio, and Net investment income (loss) to average net assets ratio would have been 0.01% higher and 0.01% lower, respectively, had the custodian not reimbursed the Fund.
(C)	Not annualized.
(D)	Does not include expenses of the underlying funds in which the Fund invests.
(E)	Annualized.
(F)	Rounds to less than 1%.

For a share outstanding during the period and years indicated:	Transamerica Asset Allocation – Growth Portfolio
	Class R
	April 30, 2019 (unaudited)		October 31, 2018	October 31, 2017	October 31, 2016		October 31, 2015	October 31, 2014
Net asset value, beginning of period/year	$14.22		$16.20	$14.57	$15.45		$16.24	$15.16

Investment operations:
Net investment income (loss) (A)	0.08		0.22	0.18	0.21	(B)	0.15	0.23
Net realized and unrealized gain (loss)	0.63		(0.57)	2.55	0.20		0.23	1.12
Total investment operations	0.71		(0.35)	2.73	0.41		0.38	1.35

Dividends and/or distributions to shareholders:
Net investment income	(0.12)		(0.28)	(0.20)	(0.19)		(0.18)	(0.27)
Net realized gains	(1.96)		(1.35)	(0.90)	(1.10)		(0.99)	—
Total dividends and/or distributions to shareholders	(2.08)		(1.63)	(1.10)	(1.29)		(1.17)	(0.27)

Net asset value, end of period/year	$12.85		$14.22	$16.20	$14.57		$15.45	$16.24
Total return	7.37	%(C)	(2.67)%	19.94%	2.90%		2.29%	9.01%

Ratio and supplemental data:
Net assets end of period/year (000’s)	$2,171		$2,193	$2,702	$2,142		$2,260	$2,127
Expenses to average net assets (D)
Excluding waiver and/or reimbursement and recapture	0.83	%(E)	0.79%	0.80%	0.86%		0.83%	0.85%
Including waiver and/or reimbursement and recapture	0.83	%(E)	0.79%	0.80%	0.85	%(B)	0.83%	0.85%
Net investment income (loss) to average net assets	1.30	%(E)	1.41%	1.19%	1.47	%(B)	0.93%	1.47%
Portfolio turnover rate	0	%(C)(F)	32%	9%	1%		6%	31%

(A)	Calculated based on average number of shares outstanding.
(B)	Please reference the Custody Out-of-Pocket Expense section of the Notes to Financial Statements for more information regarding the reimbursement of custody fees. The amount of the reimbursement on a per share basis was immaterial to the class. The Expenses to average net assets including waiver and/or reimbursement and recapture ratio, and Net investment income (loss) to average net assets ratio would have been 0.01% higher and 0.01% lower, respectively, had the custodian not reimbursed the Fund.
(C)	Not annualized.
(D)	Does not include expenses of the underlying funds in which the Fund invests.
(E)	Annualized.
(F)	Rounds to less than 1%.

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2019

FINANCIAL HIGHLIGHTS (continued)

For a share outstanding during the period and years indicated:	Transamerica Asset Allocation – Moderate Growth Portfolio
	Class A
	April 30, 2019 (unaudited)		October 31, 2018	October 31, 2017	October 31, 2016		October 31, 2015	October 31, 2014
Net asset value, beginning of period/year	$12.81		$14.38	$13.34	$13.93		$15.23	$14.39

Investment operations:
Net investment income (loss) (A)	0.11		0.27	0.26	0.23	(B)	0.24	0.31
Net realized and unrealized gain (loss)	0.54		(0.50)	1.67	0.20		0.05	0.83
Total investment operations	0.65		(0.23)	1.93	0.43		0.29	1.14

Dividends and/or distributions to shareholders:
Net investment income	(0.21)		(0.30)	(0.25)	(0.23)		(0.27)	(0.30)
Net realized gains	(1.40)		(1.04)	(0.64)	(0.79)		(1.32)	—
Total dividends and/or distributions to shareholders	(1.61)		(1.34)	(0.89)	(1.02)		(1.59)	(0.30)

Net asset value, end of period/year	$11.85		$12.81	$14.38	$13.34		$13.93	$15.23
Total return (C)	6.57	%(D)	(2.02)%	15.32%	3.35%		1.93%	8.01%

Ratio and supplemental data:
Net assets end of period/year (000’s)	$1,583,849		$1,589,016	$1,434,214	$1,315,381		$1,301,591	$1,319,226
Expenses to average net assets (E)
Excluding waiver and/or reimbursement and recapture	0.53	%(F)	0.49%	0.49%	0.50%		0.50%	0.52%
Including waiver and/or reimbursement and recapture	0.53	%(F)	0.49%	0.49%	0.49	%(B)	0.50%	0.52%
Net investment income (loss) to average net assets	1.89	%(F)	1.98%	1.89%	1.76	%(B)	1.68%	2.09%
Portfolio turnover rate	1	%(D)	32%	14%	1%		7%	33%

(A)	Calculated based on average number of shares outstanding.
(B)	Please reference the Custody Out-of-Pocket Expense section of the Notes to Financial Statements for more information regarding the reimbursement of custody fees. The amount of the reimbursement on a per share basis was immaterial to the class. The Expenses to average net assets including waiver and/or reimbursement and recapture ratio, and Net investment income (loss) to average net assets ratio would have been 0.01% higher and 0.01% lower, respectively, had the custodian not reimbursed the Fund.
(C)	Total return has been calculated without deduction of the initial sales charge and contingent deferred sales charge.
(D)	Not annualized.
(E)	Does not include expenses of the underlying funds in which the Fund invests.
(F)	Annualized.

For a share outstanding during the period and years indicated:	Transamerica Asset Allocation – Moderate Growth Portfolio
	Class B
	April 30, 2019 (unaudited)		October 31, 2018	October 31, 2017	October 31, 2016		October 31, 2015	October 31, 2014
Net asset value, beginning of period/year	$13.06		$14.55	$13.44	$13.97		$15.23	$14.38

Investment operations:
Net investment income (loss) (A)	0.07		0.25	0.18	0.15	(B)	0.15	0.23
Net realized and unrealized gain (loss)	0.57		(0.63)	1.65	0.18		0.02	0.79
Total investment operations	0.64		(0.38)	1.83	0.33		0.17	1.02

Dividends and/or distributions to shareholders:
Net investment income	—		(0.07)	(0.08)	(0.07)		(0.11)	(0.17)
Net realized gains	(1.40)		(1.04)	(0.64)	(0.79)		(1.32)	—
Total dividends and/or distributions to shareholders	(1.40)		(1.11)	(0.72)	(0.86)		(1.43)	(0.17)

Net asset value, end of period/year	$12.30		$13.06	$14.55	$13.44		$13.97	$15.23
Total return (C)	6.16	%(D)	(3.02)%	14.26%	2.55%		1.11%	7.16%

Ratio and supplemental data:
Net assets end of period/year (000’s)	$3,416		$4,622	$24,269	$47,691		$84,073	$133,060
Expenses to average net assets (E)
Excluding waiver and/or reimbursement and recapture	1.91	%(F)	1.49%	1.37%	1.34%		1.32%	1.30%
Including waiver and/or reimbursement and recapture	1.45	%(F)	1.45%	1.37%	1.33	%(B)	1.32%	1.30%
Net investment income (loss) to average net assets	1.17	%(F)	1.77%	1.31%	1.15	%(B)	1.06%	1.52%
Portfolio turnover rate	1	%(D)	32%	14%	1%		7%	33%

(A)	Calculated based on average number of shares outstanding.
(B)	Please reference the Custody Out-of-Pocket Expense section of the Notes to Financial Statements for more information regarding the reimbursement of custody fees. The amount of the reimbursement on a per share basis was immaterial to the class. The Expenses to average net assets including waiver and/or reimbursement and recapture ratio, and Net investment income (loss) to average net assets ratio would have been 0.01% higher and 0.01% lower, respectively, had the custodian not reimbursed the Fund.
(C)	Total return has been calculated without deduction of the contingent deferred sales charge.
(D)	Not annualized.
(E)	Does not include expenses of the underlying funds in which the Fund invests.
(F)	Annualized.

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2019

FINANCIAL HIGHLIGHTS (continued)

For a share outstanding during the period and years indicated:	Transamerica Asset Allocation – Moderate Growth Portfolio
	Class C
	April 30, 2019 (unaudited)		October 31, 2018	October 31, 2017	October 31, 2016		October 31, 2015	October 31, 2014
Net asset value, beginning of period/year	$12.72		$14.28	$13.24	$13.82		$15.12	$14.30

Investment operations:
Net investment income (loss) (A)	0.07		0.18	0.17	0.14	(B)	0.14	0.21
Net realized and unrealized gain (loss)	0.55		(0.52)	1.65	0.19		0.04	0.82
Total investment operations	0.62		(0.34)	1.82	0.33		0.18	1.03

Dividends and/or distributions to shareholders:
Net investment income	(0.00	)(C)	(0.18)	(0.14)	(0.12)		(0.16)	(0.21)
Net realized gains	(1.40)		(1.04)	(0.64)	(0.79)		(1.32)	—
Total dividends and/or distributions to shareholders	(1.40)		(1.22)	(0.78)	(0.91)		(1.48)	(0.21)

Net asset value, end of period/year	$11.94		$12.72	$14.28	$13.24		$13.82	$15.12
Total return (D)	6.18	%(E)	(2.82)%	14.48%	2.60%		1.16%	7.23%

Ratio and supplemental data:
Net assets end of period/year (000’s)	$454,437		$547,237	$1,123,771	$1,286,726		$1,431,708	$1,526,267
Expenses to average net assets (F)
Excluding waiver and/or reimbursement and recapture	1.32	%(G)	1.24%	1.24%	1.24%		1.23%	1.23%
Including waiver and/or reimbursement and recapture	1.32	%(G)	1.24%	1.24%	1.23	%(B)	1.23%	1.23%
Net investment income (loss) to average net assets	1.17	%(G)	1.33%	1.25%	1.05	%(B)	0.96%	1.39%
Portfolio turnover rate	1	%(E)	32%	14%	1%		7%	33%

(A)	Calculated based on average number of shares outstanding.
(B)	Please reference the Custody Out-of-Pocket Expense section of the Notes to Financial Statements for more information regarding the reimbursement of custody fees. The amount of the reimbursement on a per share basis was immaterial to the class. The Expenses to average net assets including waiver and/or reimbursement and recapture ratio, and Net investment income (loss) to average net assets ratio would have been 0.01% higher and 0.01% lower, respectively, had the custodian not reimbursed the Fund.
(C)	Rounds to less than $0.01 or $(0.01).
(D)	Total return has been calculated without deduction of the contingent deferred sales charge.
(E)	Not annualized.
(F)	Does not include expenses of the underlying funds in which the Fund invests.
(G)	Annualized.

For a share outstanding during the period and years indicated:	Transamerica Asset Allocation – Moderate Growth Portfolio
	Class I
	April 30, 2019 (unaudited)		October 31, 2018	October 31, 2017	October 31, 2016		October 31, 2015	October 31, 2014
Net asset value, beginning of period/year	$12.80		$14.38	$13.34	$13.93		$15.23	$14.40

Investment operations:
Net investment income (loss) (A)	0.13		0.30	0.27	0.27	(B)	0.28	0.34
Net realized and unrealized gain (loss)	0.53		(0.51)	1.69	0.19		0.05	0.84
Total investment operations	0.66		(0.21)	1.96	0.46		0.33	1.18

Dividends and/or distributions to shareholders:
Net investment income	(0.23)		(0.33)	(0.28)	(0.26)		(0.31)	(0.35)
Net realized gains	(1.40)		(1.04)	(0.64)	(0.79)		(1.32)	—
Total dividends and/or distributions to shareholders	(1.63)		(1.37)	(0.92)	(1.05)		(1.63)	(0.35)

Net asset value, end of period/year	$11.83		$12.80	$14.38	$13.34		$13.93	$15.23
Total return	6.74	%(C)	(1.84)%	15.62%	3.63%		2.22%	8.27%

Ratio and supplemental data:
Net assets end of period/year (000’s)	$77,967		$81,772	$85,959	$53,166		$55,554	$54,952
Expenses to average net assets (D)
Excluding waiver and/or reimbursement and recapture	0.27	%(E)	0.25%	0.25%	0.25%		0.25%	0.25%
Including waiver and/or reimbursement and recapture	0.27	%(E)	0.25%	0.25%	0.24	%(B)	0.25%	0.25%
Net investment income (loss) to average net assets	2.20	%(E)	2.24%	1.96%	2.04	%(B)	1.94%	2.30%
Portfolio turnover rate	1	%(C)	32%	14%	1%		7%	33%

(A)	Calculated based on average number of shares outstanding.
(B)	Please reference the Custody Out-of-Pocket Expense section of the Notes to Financial Statements for more information regarding the reimbursement of custody fees. The amount of the reimbursement on a per share basis was immaterial to the class. The Expenses to average net assets including waiver and/or reimbursement and recapture ratio, and Net investment income (loss) to average net assets ratio would have been 0.01% higher and 0.01% lower, respectively, had the custodian not reimbursed the Fund.
(C)	Not annualized.
(D)	Does not include expenses of the underlying funds in which the Fund invests.
(E)	Annualized.

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2019

FINANCIAL HIGHLIGHTS (continued)

For a share outstanding during the period and years indicated:	Transamerica Asset Allocation – Moderate Growth Portfolio
	Class R
	April 30, 2019 (unaudited)		October 31, 2018	October 31, 2017	October 31, 2016		October 31, 2015	October 31, 2014
Net asset value, beginning of period/year	$12.73		$14.30	$13.26	$13.85		$15.15	$14.32

Investment operations:
Net investment income (loss) (A)	0.09		0.24	0.18	0.21	(B)	0.20	0.26
Net realized and unrealized gain (loss)	0.54		(0.52)	1.70	0.18		0.05	0.84
Total investment operations	0.63		(0.28)	1.88	0.39		0.25	1.10

Dividends and/or distributions to shareholders:
Net investment income	(0.15)		(0.25)	(0.20)	(0.19)		(0.23)	(0.27)
Net realized gains	(1.40)		(1.04)	(0.64)	(0.79)		(1.32)	—
Total dividends and/or distributions to shareholders	(1.55)		(1.29)	(0.84)	(0.98)		(1.55)	(0.27)

Net asset value, end of period/year	$11.81		$12.73	$14.30	$13.26		$13.85	$15.15
Total return	6.45	%(C)	(2.33)%	15.03%	3.10%		1.65%	7.77%

Ratio and supplemental data:
Net assets end of period/year (000’s)	$3,421		$3,268	$4,246	$4,483		$5,262	$5,364
Expenses to average net assets (D)
Excluding waiver and/or reimbursement and recapture	0.79	%(E)	0.76%	0.76%	0.79%		0.76%	0.75%
Including waiver and/or reimbursement and recapture	0.79	%(E)	0.76%	0.76%	0.78	%(B)	0.76%	0.75%
Net investment income (loss) to average net assets	1.62	%(E)	1.74%	1.36%	1.61	%(B)	1.45%	1.75%
Portfolio turnover rate	1	%(C)	32%	14%	1%		7%	33%

(A)	Calculated based on average number of shares outstanding.
(B)	Please reference the Custody Out-of-Pocket Expense section of the Notes to Financial Statements for more information regarding the reimbursement of custody fees. The amount of the reimbursement on a per share basis was immaterial to the class. The Expenses to average net assets including waiver and/or reimbursement and recapture ratio, and Net investment income (loss) to average net assets ratio would have been 0.01% higher and 0.01% lower, respectively, had the custodian not reimbursed the Fund.
(C)	Not annualized.
(D)	Does not include expenses of the underlying funds in which the Fund invests.
(E)	Annualized.

For a share outstanding during the period and years indicated:	Transamerica Asset Allocation – Moderate Portfolio
	Class A
	April 30, 2019 (unaudited)		October 31, 2018	October 31, 2017	October 31, 2016		October 31, 2015	October 31, 2014
Net asset value, beginning of period/year	$11.64		$12.80	$12.11	$12.46		$13.56	$13.58

Investment operations:
Net investment income (loss) (A)	0.11		0.26	0.25	0.24	(B)	0.24	0.27
Net realized and unrealized gain (loss)	0.47		(0.47)	1.08	0.18		(0.06)	0.54
Total investment operations	0.58		(0.21)	1.33	0.42		0.18	0.81

Dividends and/or distributions to shareholders:
Net investment income	(0.23)		(0.27)	(0.23)	(0.25)		(0.28)	(0.27)
Net realized gains	(0.82)		(0.68)	(0.41)	(0.52)		(1.00)	(0.56)
Total dividends and/or distributions to shareholders	(1.05)		(0.95)	(0.64)	(0.77)		(1.28)	(0.83)

Net asset value, end of period/year	$11.17		$11.64	$12.80	$12.11		$12.46	$13.56
Total return (C)	5.77	%(D)	(1.89)%	11.54%	3.71%		1.32%	6.20%

Ratio and supplemental data:
Net assets end of period/year (000’s)	$1,092,297		$1,124,731	$1,094,724	$1,000,707		$890,270	$899,852
Expenses to average net assets (E)
Excluding waiver and/or reimbursement and recapture	0.51	%(F)	0.48%	0.48%	0.48%		0.49%	0.52%
Including waiver and/or reimbursement and recapture	0.51	%(F)	0.48%	0.48%	0.47	%(B)	0.49%	0.52%
Net investment income (loss) to average net assets	2.04	%(F)	2.12%	2.07%	2.04	%(B)	1.90%	1.99%
Portfolio turnover rate	1	%(D)	25%	13%	2%		10%	27%

(A)	Calculated based on average number of shares outstanding.
(B)	Please reference the Custody Out-of-Pocket Expense section of the Notes to Financial Statements for more information regarding the reimbursement of custody fees. The amount of the reimbursement on a per share basis was immaterial to the class. The Expenses to average net assets including waiver and/or reimbursement and recapture ratio, and Net investment income (loss) to average net assets ratio would have been 0.01% higher and 0.01% lower, respectively, had the custodian not reimbursed the Fund.
(C)	Total return has been calculated without deduction of the initial sales charge and contingent deferred sales charge.
(D)	Not annualized.
(E)	Does not include expenses of the underlying funds in which the Fund invests.
(F)	Annualized.

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2019

FINANCIAL HIGHLIGHTS (continued)

For a share outstanding during the period and years indicated:	Transamerica Asset Allocation – Moderate Portfolio
	Class B
	April 30, 2019 (unaudited)		October 31, 2018	October 31, 2017	October 31, 2016		October 31, 2015	October 31, 2014
Net asset value, beginning of period/year	$11.90		$12.97	$12.23	$12.54		$13.60	$13.61

Investment operations:
Net investment income (loss) (A)	0.07		0.23	0.18	0.18	(B)	0.16	0.18
Net realized and unrealized gain (loss)	0.50		(0.56)	1.06	0.15		(0.08)	0.52
Total investment operations	0.57		(0.33)	1.24	0.33		0.08	0.70

Dividends and/or distributions to shareholders:
Net investment income	—		(0.06)	(0.09)	(0.12)		(0.14)	(0.15)
Net realized gains	(0.82)		(0.68)	(0.41)	(0.52)		(1.00)	(0.56)
Total dividends and/or distributions to shareholders	(0.82)		(0.74)	(0.50)	(0.64)		(1.14)	(0.71)

Net asset value, end of period/year	$11.65		$11.90	$12.97	$12.23		$12.54	$13.60
Total return (C)	5.39	%(D)	(2.83)%	10.53%	2.83%		0.54%	5.32%

Ratio and supplemental data:
Net assets end of period/year (000’s)	$988		$1,305	$13,987	$29,432		$47,833	$71,121
Expenses to average net assets (E)
Excluding waiver and/or reimbursement and recapture	2.25	%(F)	1.48%	1.34%	1.31%		1.30%	1.30%
Including waiver and/or reimbursement and recapture	1.45	%(F)	1.45%	1.34%	1.30	%(B)	1.30%	1.30%
Net investment income (loss) to average net assets	1.20	%(F)	1.83%	1.47%	1.47	%(B)	1.22%	1.32%
Portfolio turnover rate	1	%(D)	25%	13%	2%		10%	27%

(A)	Calculated based on average number of shares outstanding.
(B)	Please reference the Custody Out-of-Pocket Expense section of the Notes to Financial Statements for more information regarding the reimbursement of custody fees. The amount of the reimbursement on a per share basis was immaterial to the class. The Expenses to average net assets including waiver and/or reimbursement and recapture ratio, and Net investment income (loss) to average net assets ratio would have been 0.01% higher and 0.01% lower, respectively, had the custodian not reimbursed the Fund.
(C)	Total return has been calculated without deduction of the contingent deferred sales charge.
(D)	Not annualized.
(E)	Does not include expenses of the underlying funds in which the Fund invests.
(F)	Annualized.

For a share outstanding during the period and years indicated:	Transamerica Asset Allocation – Moderate Portfolio
	Class C
	April 30, 2019 (unaudited)		October 31, 2018	October 31, 2017	October 31, 2016		October 31, 2015	October 31, 2014
Net asset value, beginning of period/year	$11.55		$12.70	$12.01	$12.36		$13.44	$13.48

Investment operations:
Net investment income (loss) (A)	0.07		0.17	0.17	0.16	(B)	0.15	0.17
Net realized and unrealized gain (loss)	0.48		(0.48)	1.06	0.17		(0.05)	0.53
Total investment operations	0.55		(0.31)	1.23	0.33		0.10	0.70

Dividends and/or distributions to shareholders:
Net investment income	(0.06)		(0.16)	(0.13)	(0.16)		(0.18)	(0.18)
Net realized gains	(0.82)		(0.68)	(0.41)	(0.52)		(1.00)	(0.56)
Total dividends and/or distributions to shareholders	(0.88)		(0.84)	(0.54)	(0.68)		(1.18)	(0.74)

Net asset value, end of period/year	$11.22		$11.55	$12.70	$12.01		$12.36	$13.44
Total return (C)	5.42	%(D)	(2.68)%	10.69%	2.88%		0.70%	5.39%

Ratio and supplemental data:
Net assets end of period/year (000’s)	$342,071		$415,277	$786,977	$939,970		$1,051,486	$1,138,082
Expenses to average net assets (E)
Excluding waiver and/or reimbursement and recapture	1.29	%(F)	1.23%	1.22%	1.22%		1.22%	1.22%
Including waiver and/or reimbursement and recapture	1.29	%(F)	1.23%	1.22%	1.21	%(B)	1.22%	1.22%
Net investment income (loss) to average net assets	1.31	%(F)	1.43%	1.43%	1.40	%(B)	1.18%	1.29%
Portfolio turnover rate	1	%(D)	25%	13%	2%		10%	27%

(A)	Calculated based on average number of shares outstanding.
(B)	Please reference the Custody Out-of-Pocket Expense section of the Notes to Financial Statements for more information regarding the reimbursement of custody fees. The amount of the reimbursement on a per share basis was immaterial to the class. The Expenses to average net assets including waiver and/or reimbursement and recapture ratio, and Net investment income (loss) to average net assets ratio would have been 0.01% higher and 0.01% lower, respectively, had the custodian not reimbursed the Fund.
(C)	Total return has been calculated without deduction of the contingent deferred sales charge.
(D)	Not annualized.
(E)	Does not include expenses of the underlying funds in which the Fund invests.
(F)	Annualized.

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2019

FINANCIAL HIGHLIGHTS (continued)

For a share outstanding during the period and years indicated:	Transamerica Asset Allocation – Moderate Portfolio
	Class I
	April 30, 2019 (unaudited)		October 31, 2018	October 31, 2017	October 31, 2016		October 31, 2015	October 31, 2014
Net asset value, beginning of period/year	$11.63		$12.80	$12.11	$12.46		$13.56	$13.59

Investment operations:
Net investment income (loss) (A)	0.12		0.29	0.28	0.28	(B)	0.27	0.30
Net realized and unrealized gain (loss)	0.48		(0.48)	1.08	0.17		(0.06)	0.54
Total investment operations	0.60		(0.19)	1.36	0.45		0.21	0.84

Dividends and/or distributions to shareholders:
Net investment income	(0.25)		(0.30)	(0.26)	(0.28)		(0.31)	(0.31)
Net realized gains	(0.82)		(0.68)	(0.41)	(0.52)		(1.00)	(0.56)
Total dividends and/or distributions to shareholders	(1.07)		(0.98)	(0.67)	(0.80)		(1.31)	(0.87)

Net asset value, end of period/year	$11.16		$11.63	$12.80	$12.11		$12.46	$13.56
Total return	6.01	%(C)	(1.73)%	11.80%	3.97%		1.60%	6.45%

Ratio and supplemental data:
Net assets end of period/year (000’s)	$52,415		$48,287	$59,664	$43,818		$48,780	$47,590
Expenses to average net assets (D)
Excluding waiver and/or reimbursement and recapture	0.27	%(E)	0.26%	0.25%	0.25%		0.25%	0.25%
Including waiver and/or reimbursement and recapture	0.27	%(E)	0.26%	0.25%	0.24	%(B)	0.25%	0.25%
Net investment income (loss) to average net assets	2.25	%(E)	2.40%	2.26%	2.40	%(B)	2.13%	2.21%
Portfolio turnover rate	1	%(C)	25%	13%	2%		10%	27%

(A)	Calculated based on average number of shares outstanding.
(B)	Please reference the Custody Out-of-Pocket Expense section of the Notes to Financial Statements for more information regarding the reimbursement of custody fees. The amount of the reimbursement on a per share basis was immaterial to the class. The Expenses to average net assets including waiver and/or reimbursement and recapture ratio, and Net investment income (loss) to average net assets ratio would have been 0.01% higher and 0.01% lower, respectively, had the custodian not reimbursed the Fund.
(C)	Not annualized.
(D)	Does not include expenses of the underlying funds in which the Fund invests.
(E)	Annualized.

For a share outstanding during the period and years indicated:	Transamerica Asset Allocation – Moderate Portfolio
	Class R
	April 30, 2019 (unaudited)		October 31, 2018	October 31, 2017	October 31, 2016		October 31, 2015	October 31, 2014
Net asset value, beginning of period/year	$11.57		$12.72	$12.03	$12.39		$13.48	$13.52

Investment operations:
Net investment income (loss) (A)	0.11		0.22	0.17	0.21	(B)	0.21	0.22
Net realized and unrealized gain (loss)	0.45		(0.46)	1.13	0.17		(0.05)	0.55
Total investment operations	0.56		(0.24)	1.30	0.38		0.16	0.77

Dividends and/or distributions to shareholders:
Net investment income	(0.19)		(0.23)	(0.20)	(0.22)		(0.25)	(0.25)
Net realized gains	(0.82)		(0.68)	(0.41)	(0.52)		(1.00)	(0.56)
Total dividends and/or distributions to shareholders	(1.01)		(0.91)	(0.61)	(0.74)		(1.25)	(0.81)

Net asset value, end of period/year	$11.12		$11.57	$12.72	$12.03		$12.39	$13.48
Total return	5.64	%(C)	(2.08)%	11.20%	3.40%		1.17%	5.88%

Ratio and supplemental data:
Net assets end of period/year (000’s)	$3,465		$4,313	$4,693	$5,256		$5,470	$5,665
Expenses to average net assets (D)
Excluding waiver and/or reimbursement and recapture	0.75	%(E)	0.73%	0.73%	0.74%		0.73%	0.73%
Including waiver and/or reimbursement and recapture	0.75	%(E)	0.73%	0.73%	0.72	%(B)	0.73%	0.73%
Net investment income (loss) to average net assets	1.99	%(E)	1.82%	1.38%	1.80	%(B)	1.67%	1.68%
Portfolio turnover rate	1	%(C)	25%	13%	2%		10%	27%

(A)	Calculated based on average number of shares outstanding.
(B)	Please reference the Custody Out-of-Pocket Expense section of the Notes to Financial Statements for more information regarding the reimbursement of custody fees. The amount of the reimbursement on a per share basis was immaterial to the class. The Expenses to average net assets including waiver and/or reimbursement and recapture ratio, and Net investment income (loss) to average net assets ratio would have been 0.01% higher and 0.01% lower, respectively, had the custodian not reimbursed the Fund.
(C)	Not annualized.
(D)	Does not include expenses of the underlying funds in which the Fund invests.
(E)	Annualized.

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2019

FINANCIAL HIGHLIGHTS (continued)

For a share outstanding during the periods and year indicated:	Transamerica Asset Allocation Intermediate Horizon
	Class R
	April 30, 2019 (unaudited)		October 31, 2018	October 31, 2017 (A)
Net asset value, beginning of period/year	$10.22		$10.38	$10.00

Investment operations:
Net investment income (loss) (B)	0.17		0.16	0.05
Net realized and unrealized gain (loss)	0.46		(0.16)	0.37
Total investment operations	0.63		—	0.42

Dividends and/or distributions to shareholders:
Net investment income	(0.18)		(0.16)	(0.04)
Net realized gains	(0.34)		—	—
Total dividends and/or distributions to shareholders	(0.52)		(0.16)	(0.04)

Net asset value, end of period/year	$10.33		$10.22	$10.38
Total return	6.71	%(C)	(0.07)%	4.24	%(C)

Ratio and supplemental data:
Net assets end of period/year (000’s)	$349,076		$357,118	$424,721
Expenses to average net assets (D)
Excluding waiver and/or reimbursement and recapture	0.62	%(E)	0.62%	0.62	%(E)
Including waiver and/or reimbursement and recapture	0.60	%(E)	0.60%	0.60	%(E)
Net investment income (loss) to average net assets	3.50	%(E)	1.51%	0.99	%(E)
Portfolio turnover rate	23	%(C)	27%	26	%(C)

(A)	Commenced operations on May 19, 2017.
(B)	Calculated based on average number of shares outstanding.
(C)	Not annualized.
(D)	Does not include expenses of the underlying funds in which the Fund invests.
(E)	Annualized.

For a share outstanding during the periods and years indicated:	Transamerica Asset Allocation Intermediate Horizon
	Class R4
	April 30, 2019 (unaudited)		October 31, 2018	October 31, 2017 (A) (B) (C)		December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013
Net asset value, beginning of period/year	$10.22		$10.38	$9.58		$9.23	$9.35	$9.16	$8.21

Investment operations:
Net investment income (loss) (D)	0.19		0.18	0.13		0.18	0.15	0.20	0.18
Net realized and unrealized gain (loss)	0.45		(0.16)	0.78		0.35	(0.12)	0.21	0.96
Total investment operations	0.64		0.02	0.91		0.53	0.03	0.41	1.14

Dividends and/or distributions to shareholders:
Net investment income	(0.19)		(0.18)	(0.11)		(0.18)	(0.15)	(0.22)	(0.19)
Net realized gains	(0.34)		—	—		—	—	—	—
Total dividends and/or distributions to shareholders	(0.53)		(0.18)	(0.11)		(0.18)	(0.15)	(0.22)	(0.19)

Net asset value, end of period/year	$10.33		$10.22	$10.38		$9.58	$9.23	$9.35	$9.16
Total return	6.85	%(E)	0.18%	9.53	%(E)	5.74%	0.26%	4.50%	14.04%

Ratio and supplemental data:
Net assets end of period/year (000’s)	$15,695		$15,632	$20,852		$78,806	$79,613	$92,989	$121,450
Expenses to average net assets (F)
Excluding waiver and/or reimbursement and recapture	0.38	%(G)	0.38%	0.21	%(G)	0.10%	0.10%	0.10%	0.10%
Including waiver and/or reimbursement and recapture	0.35	%(G)	0.35%	0.20	%(G)	0.10%	0.10%	0.10%	0.10%
Net investment income (loss) to average net assets	3.74	%(G)	1.73%	1.37	%(G)	1.88%	1.57%	2.19%	2.07%
Portfolio turnover rate	23	%(E)	27%	26	%(E)	45%	42%	76%	69%

(A)	Transamerica Institutional Asset Allocation – Intermediate Horizon reorganized into the Fund on May 19, 2017. Prior to May 19, 2017, information provided reflects Transamerica Institutional Asset Allocation – Intermediate Horizon, which was the accounting and performance survivor of the reorganization.
(B)	Effective May 19, 2017, the Fund underwent a 1.23-for-1 share split. The per share data has been retroactively adjusted to reflect the share split. See the Stock Split section of the Notes to Financial Statements for more information.
(C)	The fiscal year end of the Fund is October 31 while the fiscal year end of the accounting and performance survivor is December 31. The Financial Highlights represents activity for the ten months of January 1, 2017 – October 31, 2017.
(D)	Calculated based on average number of shares outstanding.
(E)	Not annualized.
(F)	Does not include expenses of the underlying funds in which the Fund invests.
(G)	Annualized.

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2019

FINANCIAL HIGHLIGHTS (continued)

For a share outstanding during the periods and year indicated:	Transamerica Asset Allocation Long Horizon
	Class R
	April 30, 2019 (unaudited)		October 31, 2018		October 31, 2017 (A)
Net asset value, beginning of period/year	$10.64		$10.68		$10.00

Investment operations:
Net investment income (loss) (B)	0.20		0.10		0.01
Net realized and unrealized gain (loss)	0.48		(0.05	)(C)	0.68
Total investment operations	0.68		0.05		0.69

Dividends and/or distributions to shareholders:
Net investment income	(0.22)		(0.09)		(0.01)
Net realized gains	(0.81)		—		—
Total dividends and/or distributions to shareholders	(1.03)		(0.09)		(0.01)

Net asset value, end of period/year	$10.29		$10.64		$10.68
Total return	7.98	%(D)	0.47%		6.90	%(D)

Ratio and supplemental data:
Net assets end of period/year (000’s)	$189,867		$190,928		$225,869
Expenses to average net assets (E)
Excluding waiver and/or reimbursement and recapture	0.62	%(F)	0.62%		0.62	%(F)
Including waiver and/or reimbursement and recapture	0.60	%(F)	0.60%		0.60	%(F)
Net investment income (loss) to average net assets	4.11	%(F)	0.86%		0.14	%(F)
Portfolio turnover rate	17	%(D)	30%		35	%(D)

(A)	Commenced operations on May 19, 2017.
(B)	Calculated based on average number of shares outstanding.
(C)	The amount of net realized and unrealized gain/(loss) per share does not correspond with the amounts reported within the Statements of Changes due to the timing of purchases and redemptions of Fund shares and fluctuating market values during the period.
(D)	Not annualized.
(E)	Does not include expenses of the underlying funds in which the Fund invests.
(F)	Annualized.

For a share outstanding during the periods and years indicated:	Transamerica Asset Allocation Long Horizon
	Class R4
	April 30, 2019 (unaudited)		October 31, 2018		October 31, 2017 (A) (B) (C)		December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013
Net asset value, beginning of period/year	$10.64		$10.68		$9.38		$8.87	$8.92	$8.71	$7.01

Investment operations:
Net investment income (loss) (D)	0.21		0.12		0.06		0.11	0.11	0.17	0.12
Net realized and unrealized gain (loss)	0.48		(0.04	)(E)	1.31		0.51	(0.05)	0.22	1.72
Total investment operations	0.69		0.08		1.37		0.62	0.06	0.39	1.84

Dividends and/or distributions to shareholders:
Net investment income	(0.23)		(0.12)		(0.07)		(0.11)	(0.11)	(0.18)	(0.14)
Net realized gains	(0.81)		—		—		—	—	—	—
Total dividends and/or distributions to shareholders	(1.04)		(0.12)		(0.07)		(0.11)	(0.11)	(0.18)	(0.14)

Net asset value, end of period/year	$10.29		$10.64		$10.68		$9.38	$8.87	$8.92	$8.71
Total return	8.12	%(F)	0.72%		14.69	%(F)	7.07%	0.63%	4.55%	26.33%

Ratio and supplemental data:
Net assets end of period/year (000’s)	$24,774		$25,038		$32,618		$28,489	$28,659	$35,325	$32,711
Expenses to average net assets (G)
Excluding waiver and/or reimbursement and recapture	0.38	%(H)	0.38%		0.28	%(H)	0.10%	0.10%	0.10%	0.10%
Including waiver and/or reimbursement and recapture	0.35	%(H)	0.35%		0.26	%(H)	0.10%	0.10%	0.10%	0.10%
Net investment income (loss) to average net assets	4.27	%(H)	1.09%		0.64	%(H)	1.29%	1.19%	1.98%	1.61%
Portfolio turnover rate	17	%(F)	30%		35	%(F)	28%	43%	69%	58%

(A)	Transamerica Institutional Asset Allocation – Long Horizon reorganized into the Fund on May 19, 2017. Prior to May 19, 2017, information provided reflects Transamerica Institutional Asset Allocation – Long Horizon, which was the accounting and performance survivor of the reorganization.
(B)	Effective May 19, 2017, the Fund underwent a 1.22-for-1 share split. The per share data has been retroactively adjusted to reflect the share split. See the Stock Split section of the Notes to Financial Statements for more information.
(C)	The fiscal year end of the Fund is October 31 while the fiscal year end of the accounting and performance survivor is December 31. The Financial Highlights represents activity for the ten months of January 1, 2017 – October 31, 2017.
(D)	Calculated based on average number of shares outstanding.
(E)	The amount of net realized and unrealized gain (loss) per share does not correspond with the amounts reported within the Statements of Changes due to the timing of purchases and redemptions of Fund shares and fluctuating market values during the period.
(F)	Not annualized.
(G)	Does not include expenses of the underlying funds in which the Fund invests.
(H)	Annualized.

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2019

FINANCIAL HIGHLIGHTS (continued)

For a share outstanding during the periods and year indicated:	Transamerica Asset Allocation Short Horizon
	Class R
	April 30, 2019 (unaudited)		October 31, 2018	October 31, 2017 (A)
Net asset value, beginning of period/year	$9.76		$10.10	$10.00

Investment operations:
Net investment income (loss) (B)	0.14		0.22	0.08
Net realized and unrealized gain (loss)	0.31		(0.34)	0.09
Total investment operations	0.45		(0.12)	0.17

Dividends and/or distributions to shareholders:
Net investment income	(0.15)		(0.22)	(0.07)
Net realized gains	(0.03)		—	—
Total dividends and/or distributions to shareholders	(0.18)		(0.22)	(0.07)

Net asset value, end of period/year	$10.03		$9.76	$10.10
Total return	4.60	%(C)	(1.21)%	1.72	%(C)

Ratio and supplemental data:
Net assets end of period/year (000’s)	$135,627		$142,129	$181,866
Expenses to average net assets (D)
Excluding waiver and/or reimbursement and recapture	0.62	%(E)	0.62%	0.62	%(E)
Including waiver and/or reimbursement and recapture	0.60	%(E)	0.60%	0.60	%(E)
Net investment income (loss) to average net assets	2.87	%(E)	2.21%	1.77	%(E)
Portfolio turnover rate	16	%(C)	52%	22	%(C)

(A)	Commenced operations on May 19, 2017.
(B)	Calculated based on average number of shares outstanding.
(C)	Not annualized.
(D)	Does not include expenses of the underlying funds in which the Fund invests.
(E)	Annualized.

For a share outstanding during the periods and years indicated:	Transamerica Asset Allocation Short Horizon
	Class R4
	April 30, 2019 (unaudited)		October 31, 2018	October 31, 2017 (A) (B) (C)		December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013
Net asset value, beginning of period/year	$9.76		$10.10	$9.81		$9.63	$9.92	$9.80	$9.91

Investment operations:
Net investment income (loss) (D)	0.15		0.23	0.17		0.25	0.21	0.25	0.27
Net realized and unrealized gain (loss)	0.31		(0.33)	0.28		0.18	(0.28)	0.14	(0.11)
Total investment operations	0.46		(0.10)	0.45		0.43	(0.07)	0.39	0.16

Dividends and/or distributions to shareholders:
Net investment income	(0.16)		(0.24)	(0.16)		(0.25)	(0.22)	(0.27)	(0.27)
Net realized gains	(0.03)		—	—		—	—	—	—
Total dividends and/or distributions to shareholders	(0.19)		(0.24)	(0.16)		(0.25)	(0.22)	(0.27)	(0.27)

Net asset value, end of period/year	$10.03		$9.76	$10.10		$9.81	$9.63	$9.92	$9.80
Total return	4.74	%(E)	(1.01)%	4.49	%(E)	4.48%	(0.72)%	4.07%	1.67%

Ratio and supplemental data:
Net assets end of period/year (000’s)	$3,285		$3,156	$6,959		$11,896	$12,349	$17,622	$24,002
Expenses to average net assets (F)
Excluding waiver and/or reimbursement and recapture	0.38	%(G)	0.38%	0.23	%(G)	0.10%	0.10%	0.10%	0.10%
Including waiver and/or reimbursement and recapture	0.35	%(G)	0.35%	0.22	%(G)	0.10%	0.10%	0.10%	0.10%
Net investment income (loss) to average net assets	3.11	%(G)	2.30%	1.98	%(G)	2.53%	2.07%	2.55%	2.70%
Portfolio turnover rate	16	%(E)	52%	22	%(E)	49%	60%	133%	75%

(A)	Transamerica Institutional Asset Allocation – Short Horizon reorganized into the Fund on May 19, 2017. Prior to May 19, 2017, information provided reflects Transamerica Institutional Asset Allocation – Short Horizon, which was the accounting and performance survivor of the reorganization.
(B)	Effective May 19, 2017, the Fund underwent a 1.11-for-1 share split. The per share data has been retroactively adjusted to reflect the share split. See the Stock Split section of the Notes to Financial Statements for more information.
(C)	The fiscal year end of the Fund is October 31 while the fiscal year end of the accounting and performance survivor is December 31. The Financial Highlights represents activity for the ten months of January 1, 2017 – October 31, 2017.
(D)	Calculated based on average number of shares outstanding.
(E)	Not annualized.
(F)	Does not include expenses of the underlying funds in which the Fund invests.
(G)	Annualized.

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2019

FINANCIAL HIGHLIGHTS (continued)

For a share outstanding during the period and years indicated:	Transamerica Multi-Manager Alternative Strategies Portfolio
	Class A
	April 30, 2019 (unaudited)		October 31, 2018	October 31, 2017	October 31, 2016		October 31, 2015	October 31, 2014
Net asset value, beginning of period/year	$9.61		$9.89	$9.71	$10.07		$10.50	$10.01

Investment operations:
Net investment income (loss) (A)	0.05		0.17	0.10	0.31	(B)	0.11	0.05
Net realized and unrealized gain (loss)	0.23		(0.32)	0.19	(0.22)		(0.47)	0.49
Total investment operations	0.28		(0.15)	0.29	0.09		(0.36)	0.54

Dividends and/or distributions to shareholders:
Net investment income	(0.15)		(0.13)	(0.11)	(0.28)		(0.07)	(0.05)
Net realized gains	—		—	—	(0.17)		—	—
Total dividends and/or distributions to shareholders	(0.15)		(0.13)	(0.11)	(0.45)		(0.07)	(0.05)

Net asset value, end of period/year	$9.74		$9.61	$9.89	$9.71		$10.07	$10.50
Total return (C)	3.04	%(D)	(1.55)%	3.04%	1.07%		(3.42)%	5.46%

Ratio and supplemental data:
Net assets end of period/year (000’s)	$29,410		$30,546	$32,240	$61,341		$91,684	$129,568
Expenses to average net assets (E)
Excluding waiver and/or reimbursement and recapture	0.91	%(F)	0.76%	0.73%	0.70%		0.66%	0.72%
Including waiver and/or reimbursement and recapture	0.80	%(F)	0.76%	0.73%	0.69	%(B)	0.66%	0.72%
Net investment income (loss) to average net assets	0.98	%(F)	1.76%	1.04%	3.28	%(B)	1.06%	0.46%
Portfolio turnover rate	1	%(D)	11%	65%	42%		80%	79%

(A)	Calculated based on average number of shares outstanding.
(B)	Please reference the Custody Out-of-Pocket Expense section of the Notes to Financial Statements for more information regarding the reimbursement of custody fees. The amount of the reimbursement on a per share basis was immaterial to the class. The Expenses to average net assets including waiver and/or reimbursement and recapture ratio, and Net investment income (loss) to average net assets ratio would have been 0.01% higher and 0.01% lower, respectively, had the custodian not reimbursed the Fund.
(C)	Total return has been calculated without deduction of the initial sales charge and contingent deferred sales charge.
(D)	Not annualized.
(E)	Does not include expenses of the underlying funds in which the Fund invests.
(F)	Annualized.

For a share outstanding during the period and years indicated:	Transamerica Multi-Manager Alternative Strategies Portfolio
	Class C
	April 30, 2019 (unaudited)		October 31, 2018	October 31, 2017	October 31, 2016		October 31, 2015		October 31, 2014
Net asset value, beginning of period/year	$9.52		$9.78	$9.60	$9.94		$10.37		$9.91

Investment operations:
Net investment income (loss) (A)	0.02		0.11	0.02	0.23	(B)	0.03		(0.03)
Net realized and unrealized gain (loss)	0.23		(0.32)	0.18	(0.20)		(0.46)		0.49
Total investment operations	0.25		(0.21)	0.20	0.03		(0.43)		0.46

Dividends and/or distributions to shareholders:
Net investment income	(0.04)		(0.05)	(0.02)	(0.20)		(0.00	) (C)	—
Net realized gains	—		—	—	(0.17)		—		—
Total dividends and/or distributions to shareholders	(0.04)		(0.05)	(0.02)	(0.37)		(0.00	) (C)	—

Net asset value, end of period/year	$9.73		$9.52	$9.78	$9.60		$9.94		$10.37
Total return (D)	2.60	%(E)	(2.17)%	2.22%	0.39%		(4.11)%		4.64%

Ratio and supplemental data:
Net assets end of period/year (000’s)	$22,390		$28,142	$47,545	$72,959		$101,656		$125,950
Expenses to average net assets (F)
Excluding waiver and/or reimbursement and recapture	1.65	%(G)	1.49%	1.47%	1.45%		1.42%		1.45%
Including waiver and/or reimbursement and recapture	1.55	%(G)	1.49%	1.47%	1.44	%(B)	1.42%		1.45%
Net investment income (loss) to average net assets	0.32	%(G)	1.10%	0.21%	2.39	%(B)	0.28%		(0.29)%
Portfolio turnover rate	1	%(E)	11%	65%	42%		80%		79%

(A)	Calculated based on average number of shares outstanding.
(B)	Please reference the Custody Out-of-Pocket Expense section of the Notes to Financial Statements for more information regarding the reimbursement of custody fees. The amount of the reimbursement on a per share basis was immaterial to the class. The Expenses to average net assets including waiver and/or reimbursement and recapture ratio, and Net investment income (loss) to average net assets ratio would have been 0.01% higher and 0.01% lower, respectively, had the custodian not reimbursed the Fund.
(C)	Rounds to less than $0.01 or $(0.01).
(D)	Total return has been calculated without deduction of the contingent deferred sales charge.
(E)	Not annualized.
(F)	Does not include expenses of the underlying funds in which the Fund invests.
(G)	Annualized.

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2019

FINANCIAL HIGHLIGHTS (continued)

For a share outstanding during the period and years indicated:	Transamerica Multi-Manager Alternative Strategies Portfolio
	Class I
	April 30, 2019 (unaudited)		October 31, 2018	October 31, 2017	October 31, 2016		October 31, 2015	October 31, 2014
Net asset value, beginning of period/year	$9.60		$9.88	$9.71	$10.07		$10.52	$10.03

Investment operations:
Net investment income (loss) (A)	0.06		0.21	0.12	0.36	(B)	0.14	0.08
Net realized and unrealized gain (loss)	0.23		(0.32)	0.20	(0.24)		(0.47)	0.50
Total investment operations	0.29		(0.11)	0.32	0.12		(0.33)	0.58

Dividends and/or distributions to shareholders:
Net investment income	(0.18)		(0.17)	(0.15)	(0.31)		(0.12)	(0.09)
Net realized gains	—		—	—	(0.17)		—	—
Total dividends and/or distributions to shareholders	(0.18)		(0.17)	(0.15)	(0.48)		(0.12)	(0.09)

Net asset value, end of period/year	$9.71		$9.60	$9.88	$9.71		$10.07	$10.52
Total return	3.16	%(C)	(1.11)%	3.32%	1.44%		(3.19)%	5.81%

Ratio and supplemental data:
Net assets end of period/year (000’s)	$45,566		$52,477	$82,742	$108,591		$191,022	$238,046
Expenses to average net assets (D)
Excluding waiver and/or reimbursement and recapture	0.49	%(E)	0.41%	0.40%	0.38%		0.38%	0.41%
Including waiver and/or reimbursement and recapture	0.49	%(E)	0.41%	0.40%	0.37	%(B)	0.38%	0.41%
Net investment income (loss) to average net assets	1.33	%(E)	2.18%	1.24%	3.71	%(B)	1.31%	0.74%
Portfolio turnover rate	1	%(C)	11%	65%	42%		80%	79%

(A)	Calculated based on average number of shares outstanding.
(B)	Please reference the Custody Out-of-Pocket Expense section of the Notes to Financial Statements for more information regarding the reimbursement of custody fees. The amount of the reimbursement on a per share basis was immaterial to the class. The Expenses to average net assets including waiver and/or reimbursement and recapture ratio, and Net investment income (loss) to average net assets ratio would have been 0.01% higher and 0.01% lower, respectively, had the custodian not reimbursed the Fund.
(C)	Not annualized.
(D)	Does not include expenses of the underlying funds in which the Fund invests.
(E)	Annualized.

For a share outstanding during the periods and years indicated:	Transamerica Multi-Manager Alternative Strategies Portfolio
	Class R6
	April 30, 2019 (unaudited)		October 31, 2018	October 31, 2017	October 31, 2016		October 31, 2015 (A)
Net asset value, beginning of period/year	$9.73		$10.02	$9.85	$10.07		$10.59

Investment operations:
Net investment income (loss) (B)	0.07		0.19	0.11	0.30	(C)	0.04
Net realized and unrealized gain (loss)	0.23		(0.30)	0.22	(0.16)		(0.56)
Total investment operations	0.30		(0.11)	0.33	0.14		(0.52)

Dividends and/or distributions to shareholders:
Net investment income	(0.20)		(0.18)	(0.16)	(0.19)		—
Net realized gains	—		—	—	(0.17)		—
Total dividends and/or distributions to shareholders	(0.20)		(0.18)	(0.16)	(0.36)		—

Net asset value, end of period/year	$9.83		$9.73	$10.02	$9.85		$10.07
Total return	3.16	%(D)	(1.09)%	3.41%	1.59%		(4.91	)%(D)

Ratio and supplemental data:
Net assets end of period/year (000’s)	$277		$275	$99	$55		$47
Expenses to average net assets (E)
Excluding waiver and/or reimbursement and recapture	0.39	%(F)	0.31%	0.31%	0.28%		0.28	%(F)
Including waiver and/or reimbursement and recapture	0.39	%(F)	0.31%	0.31%	0.26	%(C)	0.28	%(F)
Net investment income (loss) to average net assets	1.39	%(F)	1.93%	1.15%	3.08	%(C)	0.86	%(F)
Portfolio turnover rate	1	%(D)	11%	65%	42%		80%

(A)	Commenced operations on May 29, 2015.
(B)	Calculated based on average number of shares outstanding.
(C)	Please reference the Custody Out-of-Pocket Expense section of the Notes to Financial Statements for more information regarding the reimbursement of custody fees. The amount of the reimbursement on a per share basis was immaterial to the class. The Expenses to average net assets including waiver and/or reimbursement and recapture ratio, and Net investment income (loss) to average net assets ratio would have been 0.02% higher and 0.02% lower, respectively, had the custodian not reimbursed the Fund.
(D)	Not annualized.
(E)	Does not include expenses of the underlying funds in which the Fund invests.
(F)	Annualized.

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2019

NOTES TO FINANCIAL STATEMENTS

At April 30, 2019

(unaudited)

1. ORGANIZATION

Transamerica Funds (the “Trust”) is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). The Trust applies investment company accounting and reporting guidance. The funds (each, a “Fund” and collectively, the “Funds”) are each a series of the Trust and are as follows:

Fund	Class
Transamerica Asset Allocation – Conservative Portfolio (“Asset Allocation – Conservative”) (A)	A,B,C,I,R
Transamerica Asset Allocation – Growth Portfolio (“Asset Allocation – Growth”) (A)	A,B,C,I,R
Transamerica Asset Allocation – Moderate Growth Portfolio (“Asset Allocation – Moderate Growth”) (A)	A,B,C,I,R
Transamerica Asset Allocation – Moderate Portfolio (“Asset Allocation – Moderate”) (A)	A,B,C,I,R
Transamerica Asset Allocation Intermediate Horizon (“Intermediate Horizon”)	R,R4
Transamerica Asset Allocation Long Horizon (“Long Horizon”)	R,R4
Transamerica Asset Allocation Short Horizon (“Short Horizon”)	R,R4
Transamerica Multi-Manager Alternative Strategies Portfolio (“Multi-Manager Alternative Strategies”) (B)	A,C,I,R6

(A)	Class T1 and Advisor Class ceased operations on February 15, 2019.
(B)	Class T1 ceased operations on February 15, 2019.

Each class has a public offering price that reflects different sales charges, if any, and expense levels. Effective May 6, 2019, Class B shares will automatically convert to Class A shares. Class B shares are no longer available to existing investors except for exchanges, and dividend and capital gains reinvestment. Effective September 16, 2018, Class C shares will convert to Class A shares ten years from the date of purchase.

Each Fund, a “fund of fund”, invests the majority of its assets among certain other series of the Trust (hereafter referred to as “Underlying Funds”). The shareholder reports of the Underlying Funds, including the Schedule of Investments, should be read in conjunction with this report. The Underlying Funds’ shareholder reports are not covered by this report.

This report must be accompanied or preceded by the Funds’ current prospectuses, which contain additional information about the Funds, including risks, sales charges, as well as investment objectives and strategies.

Transamerica Asset Management, Inc. (“TAM”) serves as investment manager for the Funds pursuant to an investment management agreement. TAM provides continuous and regular investment management services to the Funds. TAM supervises each Fund’s investments, conducts its investment program and provides supervisory, compliance and administrative services to the Funds.

TAM is responsible for the day-to-day management of Intermediate Horizon, Long Horizon and Short Horizon. For each of the other Funds, TAM currently acts as a “manager of managers” and hires sub-advisers to furnish day-to-day investment advice and recommendations. TAM may, in the future, determine to provide all aspects of the day-to-day management of these other Funds without the use of a sub-adviser. When acting as a manager of managers, TAM provides investment management services that include, without limitation, the design and development of the Funds and their investment strategies and the ongoing review and evaluation of those investment strategies including recommending changes in strategy where it believes appropriate or advisable; the selection of one or more sub-advisers for the Funds employing a combination of quantitative and qualitative screens, research, analysis and due diligence; negotiation of sub-advisory agreements and fees; oversight and monitoring of sub-advisers and recommending changes to sub-advisers where it believes appropriate or advisable; recommending fund combinations and liquidations where it believes appropriate or advisable; selection and oversight of transition managers, as needed; regular supervision of the Funds’ investments; regular review and evaluation of sub-adviser performance; daily monitoring of the sub-advisers’ buying and selling of securities for the Funds; regular review of holdings; ongoing trade oversight and analysis; regular monitoring to ensure adherence to investment process; regular calls and periodic on-site visits with sub-advisers; portfolio construction and asset allocation when using multiple sub-advisers for a Fund; risk management oversight and analysis; oversight of negotiation of investment documentation and agreements; design, development, implementation and regular monitoring of the valuation process; periodic due diligence reviews of pricing vendors and vendor methodology; design, development, implementation and regular monitoring of the compliance process; respond to regulatory inquiries and determine appropriate litigation strategy, as needed; review of proxies voted by sub-advisers; oversight of preparation, and review, of materials for meetings of the Funds’ Board of Trustees (the “Board”), participation in these meetings and preparation of regular communications with the Board; oversight of preparation, and review, of prospectuses, shareholder reports and other disclosure materials and regulatory filings for the Funds; oversight of other service providers to the Funds, such as the custodian, the transfer agent, the Funds’ independent accounting firm and legal counsel; supervision of the performance of recordkeeping and shareholder relations functions for the Funds; and oversight of cash management services. TAM uses a variety of quantitative and qualitative tools to carry out its investment management services. TAM, not the Funds, is responsible for paying the sub-adviser(s) for their services, and sub-advisory fees are TAM’s expense.

Transamerica Funds	Semi-Annual Report 2019

NOTES TO FINANCIAL STATEMENTS (continued)

At April 30, 2019

(unaudited)

1. ORGANIZATION (continued)

TAM’s investment management services also include the provision of supervisory and administrative services to the Funds. These services include performing certain administrative services for the Funds and supervising and overseeing the administrative, clerical, recordkeeping and bookkeeping services provided to the Funds by State Street Bank and Trust Company (“State Street”), to whom TAM has outsourced the provision of certain services as described below: to the extent agreed upon by TAM and the Funds from time to time, monitoring and verifying the custodian’s daily calculation of the Net Asset Values (“NAV”); shareholder relations functions; compliance services; valuation services; assisting in due diligence and in the oversight and monitoring of certain activities of sub-advisers and certain aspects of Fund investments; assisting with Fund combinations and liquidations; oversight of the preparation and filing, and review, of all returns and reports, in connection with federal, state and local taxes; oversight and review of regulatory reporting; supervising and coordinating the Funds’ custodian and dividend disbursing agent and monitoring their services to the Funds; assisting the Funds in preparing reports to shareholders; acting as liaison with the Funds’ independent public accountants and providing, upon request, analyses, fiscal year summaries and other audit related services; assisting in the preparation of agendas and supporting documents for and minutes of meetings of trustees and committees of trustees; assisting in the preparation of regular communications with the trustees; and providing personnel and office space, telephones and other office equipment as necessary in order for TAM to perform supervisory and administrative services to the Funds.

2. SIGNIFICANT ACCOUNTING POLICIES

In preparing the Funds’ financial statements in accordance with Generally Accepted Accounting Principles in the United States of America (“GAAP”), estimates or assumptions (which could differ from actual results) may be used that affect reported amounts and disclosures. The following is a summary of significant accounting policies followed by the Funds.

Security transactions and investment income: Security transactions are accounted for on the trade date. Security gains and losses are calculated on the specific identification basis. Interest income, if any, is accrued as earned. Dividend income and capital gain distributions from investment companies, if any, are recorded on the ex-dividend date. Income or short-term capital gain distributions received from investment companies are recorded as Dividend income from investments within the Statement of Operations. Long-term capital gain distributions received from investment companies are recorded as Net realized gain (loss) on Capital gain distributions received from investments within the Statement of Operations.

Multiple class operations, income, and expenses: Income, non-class specific expenses, and realized and unrealized gains and losses are allocated to each class daily based upon net assets. Each class bears its own specific expenses in addition to the allocated non-class specific expenses.

Distributions to shareholders: Distributions are recorded on the ex-dividend date and are determined in accordance with federal income tax regulations, which may differ from GAAP.

Cash overdraft: The Funds may have cash overdraft balances. A fee is incurred on these overdrafts, calculated by multiplying the overdraft by a rate based on the Federal Funds Rate.

Payables, if any, are reflected as Due to custodian within the Statements of Assets and Liabilities. Expenses, if any, from U.S. cash overdrafts are reflected in Custody fees within the Statements of Operations. Expenses, if any, from foreign cash overdrafts are reflected in Other expenses within the Statements of Operations.

Indemnification: In the normal course of business, the Funds enter into contracts that contain a variety of representations that provide general indemnifications. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds and/or their affiliates that have not yet occurred. However, based on experience, the Funds expect the risk of loss to be remote.

3. SECURITY VALUATION

All investments in securities are recorded at their estimated fair value. The Funds value their investments at the official close of the New York Stock Exchange (“NYSE”) each day the NYSE is open for business.

The Funds utilize various methods to measure the fair value of their investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three levels (“Levels”) of inputs of the fair value hierarchy are defined as follows:

Level 1—Unadjusted quoted prices in active markets for identical securities.

Transamerica Funds	Semi-Annual Report 2019

NOTES TO FINANCIAL STATEMENTS (continued)

At April 30, 2019

(unaudited)

3. SECURITY VALUATION (continued)

Level 2—Inputs, other than quoted prices included in Level 1, which are observable, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.

Level 3—Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include the Fund’s own assumptions used in determining the fair value of investments and derivative instruments.

The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy that is assigned to the fair value measurement of a security is determined based on the lowest Level input that is significant to the fair value measurement in its entirety. Certain investments that are measured at fair value using NAV per share, or its equivalent, using the “practical expedient” have not been classified in the fair value Levels. The hierarchy classification of inputs used to value the Funds’ investments at April 30, 2019, is disclosed within the Security Valuation section of each Fund’s Schedule of Investments.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, but not limited to, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is generally greatest for instruments categorized in Level 3. Due to the inherent uncertainty of valuation, the determination of values may differ significantly from values that would have been realized had a ready market for investments existed, and the differences could be material.

Fair value measurements: Descriptions of the valuation techniques applied to the Funds’ significant categories of assets and liabilities measured at fair value on a recurring basis are as follows:

Investment companies: Certain investment companies are valued at the NAV of the underlying Funds as the practical expedient. These investment companies are not included within the fair value hierarchy. Certain other investment companies are valued at the actively traded NAV of the underlying funds and no valuation adjustments are applied. These investment companies are categorized in Level 1 of the fair value hierarchy.

Repurchase agreements: Repurchase agreements are valued at cost, which approximates fair value. To the extent the inputs are observable and timely, the values are generally categorized in Level 2 of the fair value hierarchy.

Restricted securities: Restricted securities for which quotations are not readily available are valued at fair value. Restricted securities issued by publicly traded companies are generally valued at a discount to similar publicly traded securities. Restricted securities issued by nonpublic entities may be valued by reference to comparable public entities and/or fundamental data relating to the issuer. Depending on the relative significance of observable valuation inputs, these instruments may be classified in either Level 2 or Level 3 of the fair value hierarchy.

Derivative instruments: Centrally cleared or listed derivatives that are actively traded are valued based on quoted prices from the exchange and are categorized in Level 1 of the fair value hierarchy. Over-the-counter (“OTC”) derivative contracts include forward, swap, swaption, and option contracts related to interest rates, foreign currencies, credit standing of reference entities, equity prices, or commodity prices. Depending on the product and the terms of the transaction, the fair value of the OTC derivative products are modeled taking into account the counterparties’ creditworthiness and using a series of techniques, including simulation models. Many pricing models do not entail material subjectivity because the methodologies employed do not necessitate significant judgments and the pricing inputs are observed from actively quoted markets, as is the case of interest rate swap and option contracts. The majority of OTC derivative products valued by the Funds using pricing models fall into this category and are categorized within Level 2 of the fair value hierarchy or Level 3 if inputs are unobservable.

4. SECURITIES AND OTHER INVESTMENTS

Restricted securities: The Funds may invest in unregulated restricted securities. Restricted securities are subject to legal or contractual restrictions on resale. Restricted securities generally may be resold in transactions exempt from registration under the Securities Act of 1933.

Restricted securities held at April 30, 2019, if any, are identified within the Schedule of Investments.

Transamerica Funds	Semi-Annual Report 2019

NOTES TO FINANCIAL STATEMENTS (continued)

At April 30, 2019

(unaudited)

5. BORROWINGS AND OTHER FINANCING TRANSACTIONS

The Funds may engage in borrowing transactions as a means of raising cash to satisfy redemption requests, for other temporary or emergency purposes or, to the extent permitted by their investment policies, to raise additional cash to be invested in other securities or instruments. When the Funds invest borrowing proceeds in other securities, the Funds will bear the risk that the market value of the securities in which such proceeds are invested goes down and is insufficient to repay the borrowed proceeds. The Funds may borrow on a secured or on an unsecured basis. If the Funds enter into a secured borrowing arrangement, a portion of the Funds’ assets will be used as collateral. The 1940 Act requires the Funds to maintain asset coverage of at least 300% of the amount of their borrowings. Asset coverage means the ratio that the value of the Funds’ total assets, minus liabilities other than borrowings, bears to the aggregate amount of all borrowings. Although complying with this requirement has the effect of limiting the amount that the Funds may borrow, it does not otherwise mitigate the risks of entering into borrowing transactions.

Interfund lending: The Funds, along with other funds and portfolios advised by TAM, may participate in an interfund lending program pursuant to exemptive relief granted by the Securities and Exchange Commission on January 18, 2017. This program allows the Funds to lend to and borrow from other funds and portfolios advised by TAM. Interfund lending transactions are subject to the conditions of the exemptive relief which place limits on the amount of lending or borrowing a Fund may participate in under the program. Interest earned or paid on an interfund lending transaction will be based on the average of certain current market rates. As of April 30, 2019, the Funds have not utilized the program.

Repurchase agreements: In a repurchase agreement, the Funds purchase a security and simultaneously commit to resell that security to the seller at an agreed-upon price on an agreed-upon date. Securities purchased subject to a repurchase agreement are held at the Funds’ custodian, or designated sub-custodian related to tri-party repurchase agreements, and, pursuant to the terms of the repurchase agreement, must be collateralized by securities with an aggregate market value greater than or equal to 100% of the resale price. The Funds will bear the risk of value fluctuations until the securities can be sold and may encounter delays and incur costs in liquidating the securities. In the event of bankruptcy or insolvency of the seller, delays and costs may be incurred.

Repurchase agreements are subject to netting agreements, which are agreements between the Funds and their counterparties that provide for the net settlement of all transactions and collateral with the Funds, through a single payment, in the event of default or termination. Amounts presented within the Schedule of Investments, and as part of Repurchase agreements, at value within the Statements of Assets and Liabilities are shown on a gross basis. The value of the related collateral for each repurchase agreement, as reflected within the Schedule of Investments, exceeds the value of each repurchase agreement at April 30, 2019.

Repurchase agreements at April 30, 2019, if any, are included within the Schedule of Investments and Statements of Assets and Liabilities.

6. RISK EXPOSURES AND THE USE OF DERIVATIVE INSTRUMENTS

The Funds’ investment objectives allow the Funds to use various types of derivative contracts, including option contracts, swap agreements, futures contracts, and forward foreign currency contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or OTC.

Market Risk Factors: In pursuit of the Funds’ investment objectives, the Funds may seek to use derivatives to increase or decrease their exposure to certain market risks, including:

Interest rate risk: Interest rate risk relates to the fluctuations in the value of fixed income securities due to changes in the prevailing levels of market interest rates.

Foreign exchange rate risk: Foreign exchange rate risk relates to fluctuations in the value of an asset or liability due to changes in the currency exchange rates.

Equity risk: Equity risk relates to the change in value of equity securities as they relate to increases or decreases in the general market.

Credit risk: Credit risk relates to the ability of the issuer of a financial instrument to make further principal or interest payments on an obligation or commitment that it has to the Funds.

Commodity risk: Commodity risk relates to the change in value of commodities or commodity indices as they relate to increases or decreases in the commodities market. Commodities are physical assets that have tangible properties. Examples of these types of assets are crude oil, heating oil, metals, livestock, and agricultural products.

Transamerica Funds	Semi-Annual Report 2019

NOTES TO FINANCIAL STATEMENTS (continued)

At April 30, 2019

(unaudited)

6. RISK EXPOSURES AND THE USE OF DERIVATIVE INSTRUMENTS (continued)

The Funds are also exposed to additional risks from investing in derivatives, such as liquidity and counterparty credit risk. Liquidity risk is the risk that the Funds will be unable to sell or close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligations to the Funds. Investing in derivatives may also involve greater risks than investing directly in the underlying assets, such as losses in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

The Funds’ exposure to market risk factors and certain other associated risks are summarized by derivative type as follows:

Futures contracts: The Funds are subject to equity and commodity risk, interest rate risk, and foreign exchange rate risk in the normal course of pursuing their investment objectives. The Funds use futures contracts to gain exposure to, or hedge against, changes in the value of equities and commodities, interest rates, or foreign currencies. A futures contract represents a commitment for the future purchase or sale of an asset at a specified price on a specified date. Upon entering into such contracts, the Funds are required to deposit with the broker, either in cash or in securities, an initial margin in an amount equal to a certain percentage of the contract amount. Subsequent payments (variation margin) are paid or received by the Funds, depending on the daily fluctuations in the value of the contract, and are recorded for financial statement purposes as unrealized gains or losses by the Funds. Upon entering into such contracts, the Funds bear the risk of equity and commodity prices, interest rates, or exchange rates moving unexpectedly, in which case, the Funds may not achieve the anticipated benefits of the futures contracts and may realize losses. With futures, there is minimal counterparty credit risk to the Funds since futures are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees the futures against default. Futures contracts are generally entered into on a regulated futures exchange and cleared through a clearinghouse associated with the exchange.

Open futures contracts at April 30, 2019, if any, are listed within the Schedule of Investments. Variation margin, if applicable, is shown in Variation margin receivable or payable on futures contracts within the Statements of Assets and Liabilities.

The following is a summary of the location and the Funds’ fair values of derivative investments disclosed, if any, within the Statements of Assets and Liabilities, categorized by primary market risk exposure as of April 30, 2019. Funds not listed in the subsequent tables do not have direct exposure to derivative investments during the period.

Liability Derivatives
Fund/Location	Interest Rate Contracts	Foreign Exchange Contracts	Equity Contracts	Credit Contracts	Commodity Contracts	Total
Multi-Manager Alternative Strategies
Futures contracts:
Total distributable earnings (accumulated losses) (A) (B)	$(17,033)	$—	$—	$—	$—	$(17,033)
Total	$(17,033)	$—	$—	$—	$—	$(17,033)

(A)	May include exchange-traded derivatives which are not subject to a master netting arrangement, or another similar arrangement.
(B)

Included within Unrealized Appreciation (Depreciation) on futures contracts as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statements of Assets and Liabilities.

The following is a summary of the location and the effect of derivative investments, if any, within the Statements of Operations, categorized by primary market risk exposure as of April 30, 2019.

Realized Gain (Loss) on Derivative Instruments
Fund/Location	Interest Rate Contracts	Foreign Exchange Contracts	Equity Contracts	Credit Contracts	Commodity Contracts	Total
Multi-Manager Alternative Strategies
Futures contracts	$(89,133)	$—	$—	$—	$—	$(89,133)
Total	$(89,133)	$—	$—	$—	$—	$(89,133)

Transamerica Funds	Semi-Annual Report 2019

NOTES TO FINANCIAL STATEMENTS (continued)

At April 30, 2019

(unaudited)

6. RISK EXPOSURES AND THE USE OF DERIVATIVE INSTRUMENTS (continued)

Net Change in Unrealized Appreciation (Depreciation) on Derivative Instruments
Fund/Location	Interest Rate Contracts	Foreign Exchange Contracts	Equity Contracts	Credit Contracts	Commodity Contracts	Total
Multi-Manager Alternative Strategies
Futures contracts	$(81,899)	$—	$—	$—	$—	$(81,899)
Total	$(81,899)	$—	$—	$—	$—	$(81,899)

The following is a summary of the ending monthly average volume on derivative activity during the period ended April 30, 2019.

	Futures Contracts at Notional Amount
Fund	Long	Short
Multi-Manager Alternative Strategies	$—	$(3,196,206)

7. FEES AND OTHER AFFILIATED TRANSACTIONS

TAM, the Funds’ investment manager, is directly owned by Transamerica Premier Life Insurance Company (“TPLIC”) and AUSA Holding Company (“AUSA”), both of which are indirect, wholly owned subsidiaries of Aegon NV. TPLIC is owned by Commonwealth General Corporation (“Commonwealth”) and Aegon USA, LLC (“Aegon USA”). Commonwealth and AUSA are wholly owned by Aegon USA. Aegon USA is wholly owned by Aegon US Holding Corporation, which is wholly owned by Transamerica Corporation (DE). Transamerica Corporation (DE) is wholly owned by The Aegon Trust, which is wholly owned by Aegon International B.V., which is wholly owned by Aegon NV, a Netherlands corporation, and a publicly traded international insurance group.

Transamerica Funds Services, Inc. (“TFS”) is the Funds’ transfer agent. Transamerica Capital, Inc. (“TCI”) is the Funds’ distributor/principal underwriter. TAM, AUIM, TFS, and TCI are affiliates of Aegon NV.

Certain officers and trustees of the Funds are also officers and/or trustees of TAM, AUIM, TFS and TCI. No interested trustee, who is deemed an interested person due to current or former service with TAM or an affiliate of TAM, receives compensation from the Funds.

The Underlying Funds have varied expense and fee levels and the Funds may own different proportions of Underlying Funds at different times, the amount of fees and expenses incurred indirectly by the Funds will vary. Fund expenses do not include expenses of the Underlying Funds in which the Funds invest. The Funds have material ownership interests in the Underlying Funds.

As of April 30, 2019, the investment manager and/or other affiliated investment accounts held balances of each Fund as follows:

Fund	Account Balance	Percentage of Net Assets
Asset Allocation – Conservative	$163,566	0.02%
Asset Allocation – Growth	—	—
Asset Allocation – Moderate Growth	2,972,326	0.14
Asset Allocation – Moderate	596,494	0.04

Fund	Account Balance	Percentage of Net Assets
Intermediate Horizon	$364,771,245	100.00%
Long Horizon	214,640,952	100.00
Short Horizon	138,911,595	100.00
Multi-Manager Alternative Strategies	156,229	0.16

Investment management fees: TAM serves as the Funds’ investment manager, performing administration as well as investment advisory services. TAM renders investment advisory, supervisory, and administration services under an investment management agreement and each Fund pays a single management fee, which is reflected in Investment management fees within the Statements of Operations.

Each Fund pays a management fee to TAM based on daily ANA at the following rates:

Fund	Rate
Asset Allocation – Conservative	0.1225%
Asset Allocation – Growth	0.1225
Asset Allocation – Moderate Growth	0.1225
Asset Allocation – Moderate	0.1225
Intermediate Horizon	0.1200
Long Horizon	0.1200

Fund	Rate
Short Horizon	0.1200%
Multi-Manager Alternative Strategies
First $500 million	0.1925
Over $500 million up to $1 billion	0.1725
Over $1 billion up to $2 billion	0.1525
Over $2 billion	0.1425

Transamerica Funds	Semi-Annual Report 2019

NOTES TO FINANCIAL STATEMENTS (continued)

At April 30, 2019

(unaudited)

7. FEES AND OTHER AFFILIATED TRANSACTIONS (continued)

TAM has contractually agreed to waive fees and/or reimburse Fund expenses to the extent that the total operating expenses excluding, as applicable, acquired fund fees and expenses, interest, taxes, brokerage commissions, dividend and interest expenses on securities sold short, extraordinary expenses, reorganization expenses and other expenses not incurred in the ordinary course of the Funds’ business, exceed the following stated annual operating expense limits to the Funds’ daily ANA. The expenses waived and/or reimbursed, if any, are included in Expenses waived and/or reimbursed within the Statements of Operations.

Fund	Current Operating Expense Limit (A)	Prior Operating Expense Limit (B)
Asset Allocation – Conservative
Class A	0.60%	0.60%
Class B	1.45	1.45
Class C	1.35	1.35
Class I	0.35	0.35
Class R	0.95	0.95
Asset Allocation – Growth
Class A	0.60	0.60
Class B	1.45	1.45
Class C	1.35	1.35
Class I	0.35	0.35
Class R	0.95	0.95
Asset Allocation – Moderate Growth
Class A	0.60	0.60
Class B	1.45	1.45
Class C	1.35	1.35
Class I	0.35	0.35
Class R	0.85	0.85

Fund	Current Operating Expense Limit (A)	Prior Operating Expense Limit (B)
Asset Allocation – Moderate
Class A	0.60%	0.60%
Class B	1.45	1.45
Class C	1.35	1.35
Class I	0.35	0.35
Class R	0.85	0.85
Intermediate Horizon
Class R	0.60	0.60
Class R4	0.35	0.35
Long Horizon
Class R	0.60	0.60
Class R4	0.35	0.35
Short Horizon
Class R	0.60	0.60
Class R4	0.35	0.35
Multi-Manager Alternative Strategies
Class A	0.80	0.80
Class C	1.55	1.55
Class I	0.55	0.55
Class R6	0.45	0.45

(A)	Current operating expense limit is effective through March 1, 2020.
(B)	Prior operating expense limit was effective through March 1, 2019.

TAM is entitled to recapture expenses accrued by the Funds for fees waived and/or reimbursed during any of the previous thirty-six months if on any day or month the estimated annualized Funds’ operating expenses are less than the stated annual operating expense limit or any other lower limit then in effect. Amounts recaptured, if any, by TAM for the period ended April 30, 2019 are disclosed in Recapture of previously waived and/or reimbursed fees within the Statements of Operations.

For the years ended October 31, 2016, October 31, 2017, October 31, 2018 and the period ended April 30, 2019, the balances available for recapture by TAM for each Fund are as follows:

	Amounts Available
Fund	2016	2017	2018	2019	Total
Asset Allocation – Conservative
Class B	$—	$—	$807	$1,794	$2,601
Asset Allocation – Growth
Class B	—	—	8,490	6,766	15,256
Class C	—	—	—	2,149	2,149
Asset Allocation – Moderate Growth
Class B	—	—	5,518	8,885	14,403
Asset Allocation – Moderate
Class B	—	—	2,180	4,297	6,477
Intermediate Horizon
Class R (A)		39,740	80,174	34,312	154,226
Class R4 (B)		4,833	5,229	2,121	12,183

Transamerica Funds	Semi-Annual Report 2019

NOTES TO FINANCIAL STATEMENTS (continued)

At April 30, 2019

(unaudited)

7. FEES AND OTHER AFFILIATED TRANSACTIONS (continued)

	Amounts Available
Fund	2016	2017	2018	2019	Total
Long Horizon
Class R (A)		$21,588	$43,609	$18,345	$83,542
Class R4 (B)		5,253	8,135	3,325	16,713
Short Horizon
Class R (A)		17,323	32,572	13,680	63,575
Class R4 (B)		973	1,502	438	2,913
Multi-Manager Alternative Strategies
Class A	$—	—	—	15,785	15,785
Class C	—	—	—	12,368	12,368

(A)	Class R commenced operations on May 19, 2017.
(B)	Class R4 was not subject to recapture prior to May 19, 2017.

Distribution and service fees: The Trust has a distribution plan (“Distribution Plan”) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Distribution Plan, the Trust entered into a distribution agreement with TCI as the Funds’ distributor.

The Distribution Plan requires the Funds to pay distribution fees to TCI as compensation for various distribution activities, not as reimbursement for specific expenses. Under the Distribution Plan and distribution agreement, TCI, on behalf of the Funds, is authorized to pay various service providers, as direct payment for expenses incurred in connection with distribution of the Funds shares. The distribution and service fees are included in Distribution and service fees within the Statements of Operations.

Each Fund is authorized under the Distribution Plan to pay fees to TCI based on daily ANA of each class up to the following annual rates:

Class (A)	Rate
Class A	0.25%
Class B	1.00
Class C	1.00
Class R	0.50
Class R4	0.25

(A)	12b-1 fees are not applicable for Class I and Class R6.

Shareholder fees: Class A shares are subject to an initial sales charge, and a contingent deferred sales charge on certain share redemptions. Class B and Class C shares are subject to a contingent deferred sales charge. For the period ended April 30, 2019, underwriter commissions received by TCI from the various sales charges are as follows. Funds and/or classes not listed in the subsequent table do not have shareholder fees.

Fund	Initial Sales Charge	Contingent Deferred Sales Charge
Asset Allocation – Conservative
Class A	$90,468	$158
Class B	—	—
Class C	—	9,624
Asset Allocation – Growth
Class A	379,980	1,030
Class B	—	3
Class C	—	14,816
Asset Allocation – Moderate Growth
Class A	500,124	17,527
Class B	—	—
Class C	—	21,013

Fund	Initial Sales Charge	Contingent Deferred Sales Charge
Asset Allocation – Moderate
Class A	$274,302	$1,628
Class B	—	1,133
Class C	—	9,929
Multi-Manager Alternative Strategies
Class A	4,436	—
Class C	—	95

Transfer agent fees: Pursuant to a transfer agency agreement, as amended, the Funds pay TFS a fee for providing services based on the number of classes, accounts and transactions relating to each Fund. The Transfer agent fees included within the Statements of Assets and Liabilities and Statements of Operations represent fees paid to TFS, and other unaffiliated parties providing transfer agent related services.

Transamerica Funds	Semi-Annual Report 2019

NOTES TO FINANCIAL STATEMENTS (continued)

At April 30, 2019

(unaudited)

7. FEES AND OTHER AFFILIATED TRANSACTIONS (continued)

For the period ended April 30, 2019, transfer agent fees paid and the amounts due to TFS are as follows:

Fund	Fees Paid to TFS	Fees Due to TFS
Asset Allocation – Conservative	$353,222	$71,481
Asset Allocation – Growth	915,599	201,045
Asset Allocation – Moderate Growth	1,286,730	282,962
Asset Allocation – Moderate	763,170	159,693
Intermediate Horizon	578	102
Long Horizon	908	165
Short Horizon	119	21
Multi-Manager Alternative Strategies	96,466	20,020

Deferred compensation plan: Under a non-qualified deferred compensation plan effective January 1, 1996, (as amended and restated January 1, 2010), available to the trustees, compensation may be deferred that would otherwise be payable by the Trust to an independent trustee on a current basis for services rendered as trustee. Deferred compensation amounts will accumulate based on the value of the investment option, as elected by the trustee. Balances pursuant to deferred compensation plan are recorded in Trustees, Chief Compliance Officer (“CCO”) and deferred compensation fees within the Statements of Assets and Liabilities. For the period ended April 30, 2019, amounts included in Trustees, CCO and deferred compensation fees within the Statements of Operations reflect total compensation paid to the independent Board members.

Brokerage commissions: The Funds incurred no brokerage commissions on security transactions placed with affiliates of the adviser or sub-adviser(s) for the period ended April 30, 2019.

8. PURCHASES AND SALES OF SECURITIES

For the period ended April 30, 2019, the cost of securities purchased and proceeds from securities sold (excluding short-term securities) are as follows:

Fund	Purchases of Securities	Sales of Securities
Asset Allocation – Conservative	$12,338,469	$107,960,610
Asset Allocation – Growth	22,030	135,212,527
Asset Allocation – Moderate Growth	15,743,593	257,446,154
Asset Allocation – Moderate	14,925,964	205,601,337
Intermediate Horizon	84,035,646	116,452,204
Long Horizon	35,452,450	53,445,994
Short Horizon	22,123,084	35,278,050
Multi-Manager Alternative Strategies	1,234,624	18,847,941

9. FEDERAL INCOME TAXES AND DISTRIBUTIONS TO SHAREHOLDERS

The Funds have not made any provision for federal income or excise taxes due to their policy to distribute all of their taxable income and capital gains to their shareholders and otherwise qualify as regulated investment companies under Subchapter M of the Internal Revenue Code. The Funds recognize the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. The Funds’ tax returns remain subject to examination by the Internal Revenue Service and state tax authorities three years from the date of filing for federal purposes and four years from the date of filing for state purposes. Management has evaluated the Funds’ tax provisions taken for all open tax years, and has concluded that no provision for income tax is required in the Funds’ financial statements. If applicable, the Funds recognize interest accrued related to unrecognized tax benefits in relation to interest and penalties expense in Other within the Statements of Operations. The Funds identify their major tax jurisdictions as U.S. Federal, the state of Colorado, and foreign jurisdictions where the Funds make significant investments; however, the Funds are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months. Distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Transamerica Funds	Semi-Annual Report 2019

NOTES TO FINANCIAL STATEMENTS (continued)

At April 30, 2019

(unaudited)

9. FEDERAL INCOME TAXES AND DISTRIBUTIONS TO SHAREHOLDERS (continued)

As of April 30, 2019, the approximate cost for U.S. federal income tax purposes, and the aggregate gross/net unrealized appreciation (depreciation) in the value of investments (including securities sold short and derivatives, if any) are as follows:

Fund	Cost	Gross Appreciation	Gross (Depreciation)	Net Appreciation (Depreciation)
Asset Allocation – Conservative	$802,941,673	$30,118,503	$(14,197,779)	$15,920,724
Asset Allocation – Growth	1,162,403,603	109,096,869	(27,100,936)	81,995,933
Asset Allocation – Moderate Growth	2,023,906,534	143,643,208	(42,411,133)	101,232,075
Asset Allocation – Moderate	1,434,911,202	83,105,596	(25,439,467)	57,666,129
Intermediate Horizon	355,727,231	12,433,586	(3,201,735)	9,231,851
Long Horizon	205,873,470	11,523,611	(2,649,271)	8,874,340
Short Horizon	138,705,083	1,189,491	(910,243)	279,248
Multi-Manager Alternative Strategies	98,415,530	1,402,270	(3,400,604)	(1,998,334)

10. STOCK SPLIT

Effective as of the close of business on the date listed in the subsequent table, the respective Fund’s Class R4 underwent a stock split. Funds not listed in the table did not have a stock split. There was no impact to the aggregate market value of shares outstanding. The per share data presented within the Financial Highlights have been retroactively adjusted to reflect the stock split. The stock split ratios, net effect on the NAV per share, and the number of shares outstanding as of the date indicated were as follows:

Fund	Date	Share Split Ratio	Shares Prior to Stock Split	Shares After Stock Split	Increase (Decrease) Net Asset Value per Share	Increase (Decrease) Net Shares Outstanding
Intermediate Horizon	May 19, 2017	1.23-for-1	6,178,610	7,629,144	Decrease	Increase
Long Horizon	May 19, 2017	1.22-for-1	2,274,630	2,783,722	Decrease	Increase
Short Horizon	May 19, 2017	1.11-for-1	963,865	1,072,255	Decrease	Increase

11. NEW ACCOUNTING PRONOUNCEMENT

In August 2018, the Financial Accounting Standards Board issued Accounting Standards Update No. 2018-13 (“ASU 2018-13”), “Fair Value Measurement (Topic 820: Disclosure Framework), Changes to the Disclosure Requirements for Fair Value Measurement”. ASU 2018-13 eliminates the requirement to disclose the amount of and reasons for transfers between Level 1 and Level 2 of the fair value hierarchy, the timing of transfers between levels of the fair value hierarchy and the valuation processes for Level 3 fair value measurements. ASU 2018-13 does not eliminate the requirement to disclose the range and weighted average used to develop significant unobservable inputs for Level 3 fair value measurements, or the reporting of changes in unrealized gains and losses for recurring Level 3 fair value measurements. ASU 2018-13 requires that information is provided about the measurement uncertainty of Level 3 fair value measurements as of the reporting date. The amendment is effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2019. Management has evaluated and has early adopted the disclosure requirements and the impact is reflected within the Funds’ financial statements.

12. CUSTODY OUT-OF-POCKET EXPENSE

In December 2015, State Street, the Funds’ custodian, identified inconsistencies in the way in which clients were invoiced for categories of expenses, particularly those deemed out-of-pocket costs, during an 18-year period going back to 1998. The issue was the result of inaccurate billing rates that were not subsequently reviewed or adjusted. The amount of the difference in what was charged and what should have been charged, plus interest, was paid back to the Funds in September 2016 as a reimbursement. The amounts applicable to each Fund, if any, were recognized as a change in accounting estimate and are reflected as a reimbursement of custody fees. This resulted in a decrease in net expenses and an overall increase in net assets. Please reference the Financial Highlights for additional information in regards to the per share impact.

13. LEGAL PROCEEDINGS

On August 27, 2018, Transamerica Asset Management, Inc. (“TAM”), Aegon USA Investment Management, LLC (“AUIM”) and Transamerica Capital, Inc. (“TCI”) reached a settlement with the Securities and Exchange Commission (the “SEC”) that resolved an investigation into asset allocation models and volatility overlays utilized by AUIM when it served as sub-adviser to certain Transamerica-sponsored mutual funds, and related disclosures. TAM and TCI serve as investment manager and principal underwriter, respectively, to

Transamerica Funds	Semi-Annual Report 2019

NOTES TO FINANCIAL STATEMENTS (continued)

At April 30, 2019

(unaudited)

13. LEGAL PROCEEDINGS (continued)

Transamerica-sponsored mutual funds. TCI also serves as the principal underwriter to the variable life insurance and annuity products through which certain Transamerica-sponsored mutual funds are offered. AUIM, an affiliate of TAM and TCI, serves as sub-adviser to a number of Transamerica-sponsored mutual funds.

The SEC’s order instituting administrative and cease-and-desist proceedings (the “Order”) pertains to events that occurred during the period between July 2011 and June 2015, and, among other things, the operation and/or implementation of an asset allocation model utilized by AUIM when it served as sub-adviser to certain Transamerica tactical funds and asset allocation funds, the designation of the portfolio manager for certain of these funds as well as the operation and/or implementation of volatility overlays utilized by AUIM when it served as sub-adviser to the asset allocation funds. The Order also states that the parties failed to make appropriate disclosures regarding these matters, including in marketing materials, and failed to have adequate compliance policies and procedures. AUIM ceased to serve as sub-adviser to the Transamerica tactical funds on April 30, 2015 and to the Transamerica asset allocation funds on June 30, 2015.

Under the terms of the Order, AUIM, TAM and TCI were censured, and agreed, without admitting or denying the findings in the Order, to cease and desist from committing or causing any violations of certain statutory provisions and SEC rules. AUIM agreed to pay civil penalties of $21,000,000, $24,599,896 in disgorgement and $3,682,195 in prejudgment interest. TAM agreed to pay civil penalties of $10,500,000, $15,000,000 in disgorgement and $2,235,765 in prejudgment interest. TCI agreed to pay civil penalties of $4,000,000, $12,000,000 in disgorgement and $1,826,022 in prejudgment interest. The amounts paid in disgorgement, prejudgment interest and civil penalties have been deposited into a Fair Fund for distribution to affected investors. Affected investors are those who purchased or held the relevant mutual funds, variable life insurance and annuity investment portfolios and separately managed account strategies during the period between July 2011 and June 2015. The Order states that these investors are to receive from the Fair Fund the pro rata fees and commissions paid by them during that period, subject to any de minimis threshold.

The settlement does not impose any restrictions on the business or continued ability of AUIM, TAM or TCI to serve the funds.

The foregoing is only a brief summary of the Order. A copy of the Order is available on the SEC’s website at https://www.sec.gov.

The funds are affected by many factors and risks: for example, the risk that the sub-advisers’ judgments and investment decisions, and methods, tools, resources, information, models and analyses utilized in making investment decisions, are incorrect or flawed, do not produce the desired results, and cause the funds to lose value. See “Principal Risks” in the prospectus.

The Order and settlement has no impact on the Funds’ financial statements.

14. SUBSEQUENT EVENT

The Board has approved the conversion of Class B shares into Class A shares with respect to Asset Allocation – Conservative Portfolio, Asset Allocation – Growth Portfolio, Asset Allocation – Moderate Growth Portfolio and Asset Allocation – Moderate Portfolio. All outstanding Class B shares of the Funds will be converted to Class A shares. This will be effective on or about May 6, 2019.

Transamerica Funds	Semi-Annual Report 2019

LIQUIDITY RISK MANAGEMENT PROGRAM (“LRMP”)

(unaudited)

Per initial set of requirements for SEC Rule 22e-4, TAM established a LRMP in 2018, which was approved by the Board in March of 2019. In advance of the final compliance date of June 1, 2019, TAM successfully completed the liquidity rule implementation. All Funds were on-boarded to the State Street Global Exchange (SSGX) truView system (a third-party liquidity bucketing tool) at the end of December 2018. TAM currently has policies and procedures established for the day to day monitoring of liquidity risk, and will continue to test these policies and procedures for effectiveness as we approach the compliance date.

Transamerica Funds	Semi-Annual Report 2019

PROXY VOTING POLICIES AND PROCEDURES AND QUARTERLY PORTFOLIO HOLDINGS

(unaudited)

A description of the Transamerica Funds’ proxy voting policies and procedures is available in the Statement of Additional Information of the Funds, available without charge upon request by calling 1-888-233-4339 (toll free) or on the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

In addition, the Funds are required to file Form N-PX, with their complete proxy voting records for the most recent 12 months ended June 30th, no later than August 31st of each year. The Form is available without charge: (1) from the Funds, upon request by calling 1-888-233-4339; and (2) on the SEC’s website at http://www.sec.gov.

Each fiscal quarter, the Funds will file with the SEC a complete schedule of their monthly portfolio holdings on Form N-PORT. The Funds’ holdings as of the end of the third month of every fiscal quarter, as reported on Form N-PORT, will be publicly available on the SEC’s website at http://www.sec.gov within 60 days of the end of the fiscal quarter.

You may also visit the Trust’s website at www.transamerica.com for this and other information about the Funds and the Trust.

Important Notice Regarding Delivery of Shareholder Documents

Every year we send shareholders informative materials such as the Transamerica Funds Annual Report, the Transamerica Funds Prospectus, and other required documents that keep you informed regarding your Funds. Transamerica Funds will only send one piece per mailing address, a method that saves your Funds’ money by reducing mailing and printing costs. We will continue to do this unless you tell us not to. To elect to receive individual mailings, simply call a Transamerica Customer Service Representative toll free at 1-888-233-4339, 8 a.m. to 7 p.m. Eastern Time, Monday-Friday. Your request will take effect within 30 days.

Transamerica Funds	Semi-Annual Report 2019

NOTICE OF PRIVACY POLICY

(unaudited)

Your privacy is very important to us. We want you to understand what information we collect and how we use it. We collect and use “nonpublic personal information” in connection with providing our customers with a broad range of financial products and services as effectively and conveniently as possible. We treat nonpublic personal information in accordance with our Privacy Policy.

What Information We Collect and From Whom We Collect It

We may collect nonpublic personal information about you from the following sources:

•	Information we receive from you on applications or other forms, such as your name, address, and account number;

•	Information about your transactions with us, our affiliates, or others, such as your account balance and purchase/redemption history; and

•	Information we receive from non-affiliated third parties, including consumer reporting agencies.

What Information We Disclose and To Whom We Disclose It

We do not disclose any nonpublic personal information about current or former customers to anyone without their express consent, except as permitted by law. We may disclose the nonpublic personal information we collect, as described above, to persons or companies that perform services on our behalf and to other financial institutions with which we have joint marketing agreements. We will require these companies to protect the confidentiality of your nonpublic personal information and to use it only to perform the services for which we have hired them.

Our Security Procedures

We restrict access to your nonpublic personal information and only allow disclosures to persons and companies as permitted by law to assist in providing products or services to you. We maintain physical, electronic, and procedural safeguards to protect your nonpublic personal information and to safeguard the disposal of certain consumer information.

If you have any questions about our Privacy Policy, please call 1-888-233-4339 on any business day between 8 a.m. and 7 p.m. Eastern Time.

Note:        This Privacy Policy applies only to customers that have a direct relationship with us or our affiliates. If you own shares of our funds in the name of a third party such as a bank or broker-dealer, its privacy policy may apply to you instead of ours.

Transamerica Funds	Semi-Annual Report 2019

Customer Service: 1-888-233-4339

1801 California St., Suite 5200 Denver, CO 80202

Distributor: Transamerica Capital, Inc.

www.transamerica.com

In an effort to reduce paper mailings and conserve natural resources, we encourage you to visit our website, www.transamerica.com, to set up an account and enroll in eDelivery.

Transamerica Funds are advised by Transamerica Asset Management, Inc. and distributed by Transamerica Capital, Inc., Member of FINRA

122434 04/19

© 2019 Transamerica Capital, Inc.

TRANSAMERICA FUNDS

SEMI-ANNUAL REPORT

APRIL 30, 2019

Beginning January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, the fund intends to no longer mail paper copies of the fund’s shareholder reports, unless you specifically request paper copies of the reports from the fund or your financial intermediary (such as broker-dealer or bank). Instead, the reports will be made available on a website and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically (“e-delivery”), you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the fund electronically anytime by contacting your financial intermediary or, if you are a direct shareholder with the fund, by calling 1-888-233-4339.

You may elect to receive all future reports in paper free of charge. If you invest through a financial intermediary, you can contact your financial intermediary to request that you continue to receive paper copies of your shareholder reports where the fund is held through that intermediary. If you are a direct shareholder with the fund, you can call 1-888-233-4339 to let the fund know you wish to continue receiving paper copies of your shareholder reports. That election will apply to all Transamerica funds held directly with the fund complex.

Customer Service: 1-888-233-4339

1801 California St., Suite 5200 Denver, CO 80202

Distributor: Transamerica Capital, Inc.

www.transamerica.com

Authorized for distribution only when accompanied or preceded by a prospectus. Investors should carefully consider a fund’s investment goals, risks, charges and expenses before investing. The prospectus contains this and other information; please read it carefully before investing.

Transamerica Funds	Semi-Annual Report 2019

Dear Shareholder,

On behalf of Transamerica Funds, we would like to thank you for your continued support and confidence in our products as we look forward to continuing to serve you and your financial professional in the future. We value the trust you have placed in us.

This semi-annual report provides certain information about your Fund(s) during the fiscal period. The Securities and Exchange Commission currently requires that annual and semi-annual reports be sent to all shareholders, and we believe it to be an important part of the investment process. This report covers the six-month period ended April 30, 2019.

We believe it is important to understand market conditions over the six-month period to provide a context for reading this report. The period began in November with equity and credit markets in decline as a series of investor concerns began to engulf the markets. These included fears that the U.S. Federal Reserve (“Fed”) might raise rates too quickly into a slowing economy, the ongoing trade dispute with China, and fears of declining rates of corporate earnings growth in 2019. While stocks rallied during the final week of November based on optimistic interpretations of Fed Chairman Jay Powell’s public comments, it proved to be short lived.

Stocks experienced their worst December in more than eighty years as the S&P 500® dropped over 9% during that single month. Much of this decline can be likely attributed to more market angst being created by the Fed as it raised rates for the fourth time in less than a year at its December meeting, and the markets responded by selling off fiercely. In addition, the prospect of U.S.-imposed tariffs on Chinese goods being imported into the U.S. also continued to unnerve investors, and speculation of a meaningful economic slowdown rippled through the stock and corporate bond markets. The differential in yields between sub-investment grade bonds and comparable maturity Treasuries continued to rise during December, signifying greater concerns about the overall credit markets. By the end of the calendar year these credit spreads widened to about 5.30%, up considerably from 3.20% just a few months earlier. These developments weighed hard on the markets, and as a result the S&P 500® experienced its first negative year since 2008. The 10-year U.S. Treasury yield, which had moved as high as 3.23% near the beginning of the period, saw a flight to quality push its yield downward to 2.69% by the calendar year’s close.

Foreign markets grappled with their own issues in the fourth quarter of 2018, as European markets remained hamstrung by a stalemate in Brexit negotiations between the United Kingdom and the European Union. Major European interest rates also remained anchored near the zero mark, as prospects for an acceleration in inflation or economic growth continued to look unlikely. Emerging markets felt the negative impact of China’s lowest annual gross domestic product (“GDP”) growth in almost 30 years due in part to continued trade friction with the U.S.

As the New Year began the investing landscape improved considerably as the market embraced a change in perspective at the Fed, where a more patient approach signaled to investors that further rate hikes were on hold. With that welcome news came reports of progress in trade talks between the U.S. and China, and this provided more comfort to the markets as well as some consensus that the brutal December selloff may have been an overreaction. As credit fundamentals proved solid and high yield default rates remained low, corporate bond spreads to Treasuries narrowed, moving closer to pre-December levels. Fourth quarter earnings reports, while weaker than previous quarters, came in better than expected, and forward-looking estimates for the second half of 2019 and 2020 increased. Finally, first quarter U.S. GDP growth overcame a government shutdown in the early months of the year and posted growth of more than 3% on an annualized basis, which was well above expectations. As a result, stocks finished the period having generally recovered from the year-end selloff and at a record high on the S&P 500®. The 10-year Treasury yield continued to move lower, concluding the period at 2.51%.

For the six-month period ended April 30, 2019, the S&P 500® returned 9.76%, while the MSCI EAFE Index, representing international developed market equities, gained 7.73%. During the same period, the Bloomberg Barclays U.S. Aggregate Bond Index returned 5.49%. Please keep in mind that it is important to maintain a diversified portfolio as investment returns have historically been difficult to predict.

In addition to your active involvement in the investment process, we firmly believe that a financial professional is a key resource to help you build a complete picture of your current and future financial needs. Financial professionals are familiar with the market’s history, including long-term returns and volatility of various asset classes. With your professional, you can develop an investment program that incorporates factors such as your goals, your investment timeline and your risk tolerance.

Please contact your financial professional if you have any questions about the contents of this report, and thanks again for the confidence you have placed in us.

Sincerely,

Marijn Smit

President & Chief Executive Officer

Transamerica Funds

Tom Wald, CFA

Chief Investment Officer

Transamerica Funds

Bloomberg Barclays U.S. Aggregate Bond Index: Measures investment grade, U.S. dollar denominated, fixed-rate taxable bonds, including Treasuries, government-related and corporate securities, as well as both mortgage- and asset-backed securities.

MSCI EAFE Index: A free float-adjusted market capitalization index that is designed to measure the equity market performance of developed markets, excluding the U.S. and Canada.

S&P 500®: A market-capitalization weighted index of 500 large U.S companies with common stock listed on the New York Stock Exchange or NASDAQ Stock Market.

The views expressed in this report reflect those of the portfolio managers only and may not necessarily represent the views of the Transamerica Funds. These views are as of the date of this report and are subject to change based upon market conditions. These views should not be relied upon as investment advice and are not indicative of trading intent on behalf of the Transamerica Funds. Investing involves risk, including potential loss of principal. The performance data presented represents past performance and does not guarantee future results. Indexes are unmanaged and an investor cannot invest directly in an index.

Disclosure of Expenses

(unaudited)

SHAREHOLDER EXPENSES

Fund shareholders may incur two types of costs: (i) transaction costs, including sales charges (loads) on purchases, contingent deferred sales charges on redemptions; and (ii) ongoing costs, including management fees, and other fund expenses.

The following examples are intended to help you understand your ongoing costs (in dollars and cents) of investing in the Funds and to compare these costs with the ongoing costs of investing in other funds.

The examples are based on an investment of $1,000 invested at November 1, 2018, and held for the entire six-month period until April 30, 2019.

ACTUAL EXPENSES

The information in the table below provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = $8.60), then multiply the result by the number in the appropriate column for your share class titled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period. If your account is an IRA, your expenses may have included an additional annual fee. The amount of any fee paid during the six-month period can decrease your ending account value.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The information in the table below provides information about hypothetical account values and hypothetical expenses based on the Funds’ actual expense ratios and assumed rates of return of 5% per year before expenses, which are not the Funds’ actual returns. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund versus other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. As in the case of the actual expense example, if your account is subject to an IRA fee, the amount of the fee paid through your account would increase the hypothetical expenses you would have paid during the period and decrease the hypothetical ending account value.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges and brokerage commissions paid on purchases and sales of Fund shares. Therefore, the information under the heading “Hypothetical Expenses” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. If any of these transaction costs were included, your costs would be higher. The expenses shown in the table do not reflect any fees that may be charged to you by brokers, financial intermediaries, or other financial institutions.

		Actual Expenses		Hypothetical Expenses (A)
Fund	Beginning Account Value	Ending Account Value	Expenses Paid During Period (B)	Ending Account Value	Expenses Paid During Period (B)	Annualized Expense Ratio

Transamerica Balanced II
Class I3	$1,000.00	$1,082.70	$2.89	$1,022.00	$2.81	0.56%
Class R	1,000.00	1,082.10	5.42	1,019.60	5.26	1.05

Transamerica Bond
Class A	1,000.00	1,041.90	4.86	1,020.00	4.81	0.96
Class B	1,000.00	1,037.10	9.34	1,015.60	9.25	1.85
Class C	1,000.00	1,037.60	7.98	1,017.00	7.90	1.58
Class I	1,000.00	1,042.70	2.53	1,022.30	2.51	0.50
Class I2	1,000.00	1,044.10	2.43	1,022.40	2.41	0.48
Class R6	1,000.00	1,043.00	2.43	1,022.40	2.41	0.48

Transamerica Capital Growth
Class A	1,000.00	1,149.90	6.34	1,018.90	5.96	1.19
Class B	1,000.00	1,144.40	11.70	1,013.90	10.99	2.20
Class C	1,000.00	1,145.50	10.27	1,015.20	9.64	1.93
Class I	1,000.00	1,151.80	4.96	1,020.20	4.66	0.93
Class I2	1,000.00	1,152.60	4.38	1,020.70	4.11	0.82

Transamerica Concentrated Growth
Class A	1,000.00	1,101.30	6.25	1,018.80	6.01	1.20
Class C	1,000.00	1,097.30	9.88	1,015.40	9.49	1.90
Class I	1,000.00	1,102.60	4.74	1,020.30	4.56	0.91
Class I2	1,000.00	1,103.00	4.22	1,020.80	4.06	0.81

Transamerica Funds	Semi-Annual Report 2019

Disclosure of Expenses (continued)

(unaudited)

		Actual Expenses		Hypothetical Expenses (A)
Fund	Beginning Account Value	Ending Account Value	Expenses Paid During Period (B)	Ending Account Value	Expenses Paid During Period (B)	Annualized Expense Ratio

Transamerica Dividend Focused
Class A	$1,000.00	$1,043.50	$5.42	$1,019.50	$5.36	1.07%
Class C	1,000.00	1,039.40	9.61	1,015.40	9.49	1.90
Class I	1,000.00	1,043.50	4.51	1,020.40	4.46	0.89
Class I2	1,000.00	1,045.20	4.01	1,020.90	3.96	0.79
Class R6	1,000.00	1,044.10	4.00	1,020.90	3.96	0.79

Transamerica Dynamic Allocation
Class A	1,000.00	1,037.50	5.56	1,019.30	5.51	1.10	(C)
Class C	1,000.00	1,033.60	9.33	1,015.60	9.25	1.85	(C)
Class I	1,000.00	1,038.70	4.30	1,020.60	4.26	0.85	(C)

Transamerica Dynamic Income
Class A	1,000.00	1,048.90	4.67	1,020.20	4.61	0.92	(C)
Class C	1,000.00	1,044.10	8.46	1,016.50	8.35	1.67	(C)
Class I	1,000.00	1,049.10	3.40	1,021.50	3.36	0.67	(C)

Transamerica Emerging Markets Debt
Class A	1,000.00	1,061.40	6.39	1,018.60	6.26	1.25
Class C	1,000.00	1,057.90	9.80	1,015.30	9.59	1.92
Class I	1,000.00	1,064.00	4.20	1,020.70	4.11	0.82
Class I2	1,000.00	1,064.50	3.69	1,021.20	3.61	0.72
Class R6	1,000.00	1,064.50	3.69	1,021.20	3.61	0.72

Transamerica Emerging Markets Equity
Class A	1,000.00	1,092.10	8.25	1,016.90	7.95	1.59	(C)
Class C	1,000.00	1,089.60	11.40	1,013.90	10.99	2.20	(C)
Class I	1,000.00	1,095.90	5.61	1,019.40	5.41	1.08	(C)
Class I2	1,000.00	1,095.30	5.09	1,019.90	4.91	0.98	(C)

Transamerica Event Driven
Class I	1,000.00	1,032.60	7.86	1,017.10	7.80	1.56	(C)
Class I2	1,000.00	1,033.10	7.91	1,017.00	7.85	1.57	(C)

Transamerica Floating Rate
Class A	1,000.00	1,020.30	5.26	1,019.60	5.26	1.05	(C)
Class C	1,000.00	1,016.60	9.00	1,015.90	9.00	1.80	(C)
Class I	1,000.00	1,021.60	4.01	1,020.80	4.01	0.80	(C)
Class I2	1,000.00	1,021.90	3.66	1,021.20	3.66	0.73	(C)

Transamerica Global Equity
Class A	1,000.00	1,082.30	6.97	1,018.10	6.76	1.35	(C)
Class B	1,000.00	1,078.60	10.82	1,014.40	10.49	2.10	(C)
Class C	1,000.00	1,078.50	10.82	1,014.40	10.49	2.10	(C)
Class I	1,000.00	1,083.70	5.68	1,019.30	5.51	1.10	(C)
Class R6	1,000.00	1,083.70	5.68	1,019.30	5.51	1.10	(C)

Transamerica Government Money Market
Class A	1,000.00	1,008.50	3.64	1,021.20	3.66	0.73
Class B	1,000.00	1,001.70	10.47	1,014.30	10.54	2.11
Class C	1,000.00	1,001.70	10.37	1,014.40	10.44	2.09
Class I	1,000.00	1,009.70	2.39	1,022.40	2.41	0.48
Class I2	1,000.00	1,004.10	7.70	1,017.10	7.75	1.55
Class I3	1,000.00	1,010.50	1.45	1,023.40	1.45	0.29
Class R2	1,000.00	1,008.00	3.98	1,020.80	4.01	0.80
Class R4	1,000.00	1,009.50	2.49	1,022.30	2.51	0.50

Transamerica Growth
Class I2	1,000.00	1,133.80	4.87	1,020.20	4.61	0.92
Class R6	1,000.00	1,133.80	4.87	1,020.20	4.61	0.92

Transamerica High Quality Bond
Class I3	1,000.00	1,028.00	2.31	1,022.50	2.31	0.46
Class R	1,000.00	1,025.30	4.77	1,020.10	4.76	0.95
Class R4	1,000.00	1,026.60	3.27	1,021.60	3.26	0.65

Transamerica Funds	Semi-Annual Report 2019

Disclosure of Expenses (continued)

(unaudited)

		Actual Expenses		Hypothetical Expenses (A)
Fund	Beginning Account Value	Ending Account Value	Expenses Paid During Period (B)	Ending Account Value	Expenses Paid During Period (B)	Annualized Expense Ratio

Transamerica High Yield Bond
Class A	$1,000.00	$1,049.30	$5.28	$1,019.60	$5.21	1.04%
Class B	1,000.00	1,046.00	8.88	1,016.10	8.75	1.75
Class C	1,000.00	1,045.00	8.97	1,016.00	8.85	1.77
Class I	1,000.00	1,050.10	3.81	1,021.10	3.76	0.75
Class I2	1,000.00	1,050.60	3.25	1,021.60	3.21	0.64
Class I3	1,000.00	1,050.30	3.25	1,021.60	3.21	0.64
Class R	1,000.00	1,047.90	5.59	1,019.30	5.51	1.10
Class R4	1,000.00	1,049.20	4.32	1,020.60	4.26	0.85
Class R6	1,000.00	1,050.50	3.25	1,021.60	3.21	0.64

Transamerica High Yield Muni
Class A	1,000.00	1,045.10	4.61	1,020.30	4.56	0.91	(C)
Class C	1,000.00	1,042.90	7.65	1,017.30	7.55	1.51	(C)
Class I	1,000.00	1,046.70	3.86	1,021.00	3.81	0.76	(C)
Class I2	1,000.00	1,047.00	3.71	1,021.20	3.66	0.73	(C)

Transamerica Inflation Opportunities
Class A	1,000.00	1,045.90	5.07	1,019.80	5.01	1.00	(C)
Class C	1,000.00	1,041.10	8.86	1,016.10	8.75	1.75	(C)
Class I	1,000.00	1,047.10	3.81	1,021.10	3.76	0.75	(C)
Class I2	1,000.00	1,047.10	3.71	1,021.20	3.66	0.73	(C)
Class R6	1,000.00	1,046.00	3.70	1,021.20	3.66	0.73	(C)

Transamerica Inflation-Protected Securities
Class I3	1,000.00	1,043.90	2.43	1,022.40	2.41	0.48	(C)
Class R	1,000.00	1,043.50	5.07	1,019.80	5.01	1.00	(C)
Class R4	1,000.00	1,044.20	3.29	1,021.60	3.26	0.65	(C)

Transamerica Intermediate Bond
Class I2	1,000.00	1,053.40	2.14	1,022.70	2.11	0.42
Class I3	1,000.00	1,052.20	2.14	1,022.70	2.11	0.42
Class R	1,000.00	1,049.40	4.62	1,020.30	4.56	0.91
Class R4	1,000.00	1,052.00	3.31	1,021.60	3.26	0.65

Transamerica Intermediate Muni
Class A	1,000.00	1,055.50	3.52	1,021.40	3.46	0.69	(C)
Class C	1,000.00	1,053.30	6.67	1,018.30	6.56	1.31	(C)
Class I	1,000.00	1,055.80	3.01	1,021.90	2.96	0.59	(C)
Class I2	1,000.00	1,056.50	2.50	1,022.40	2.46	0.49	(C)

Transamerica International Equity
Class A	1,000.00	1,047.30	6.35	1,018.60	6.26	1.25
Class C	1,000.00	1,043.50	10.03	1,015.00	9.89	1.98
Class I	1,000.00	1,049.00	4.42	1,020.50	4.36	0.87
Class I2	1,000.00	1,049.50	3.91	1,021.00	3.86	0.77
Class I3	1,000.00	1,049.20	3.91	1,021.00	3.86	0.77
Class R	1,000.00	1,046.70	6.39	1,018.50	6.31	1.26
Class R4	1,000.00	1,048.20	5.18	1,019.70	5.11	1.02
Class R6	1,000.00	1,049.60	3.91	1,021.00	3.86	0.77

Transamerica International Growth
Class A	1,000.00	1,097.40	6.50	1,018.60	6.26	1.25
Class I	1,000.00	1,098.10	5.46	1,019.60	5.26	1.05
Class I2	1,000.00	1,098.70	4.27	1,020.70	4.11	0.82
Class R6	1,000.00	1,098.60	4.21	1,020.80	4.06	0.81

Transamerica International Small Cap Value
Class I	1,000.00	1,047.80	5.64	1,019.30	5.56	1.11
Class I2	1,000.00	1,048.30	5.13	1,019.80	5.06	1.01

Transamerica International Stock
Class A	1,000.00	1,031.70	6.25	1,018.60	6.21	1.24	(C)
Class I	1,000.00	1,032.80	4.99	1,019.90	4.96	0.99	(C)
Class I2	1,000.00	1,032.80	4.99	1,019.90	4.96	0.99	(C)
Class R6	1,000.00	1,032.80	4.99	1,019.90	4.96	0.99	(C)

Transamerica Large Cap Value
Class A	1,000.00	1,074.60	5.61	1,019.40	5.46	1.09
Class C	1,000.00	1,070.90	9.35	1,015.80	9.10	1.82
Class I	1,000.00	1,076.60	4.17	1,020.80	4.06	0.80
Class I2	1,000.00	1,076.40	3.66	1,021.30	3.56	0.70
Class R6	1,000.00	1,076.40	3.60	1,021.30	3.51	0.70

Transamerica Funds	Semi-Annual Report 2019

Disclosure of Expenses (continued)

(unaudited)

		Actual Expenses		Hypothetical Expenses (A)
Fund	Beginning Account Value	Ending Account Value	Expenses Paid During Period (B)	Ending Account Value	Expenses Paid During Period (B)	Annualized Expense Ratio

Transamerica Large Core
Class I3	$1,000.00	$1,079.20	$3.35	$1,021.60	$3.26	0.65	%(C)
Class R	1,000.00	1,077.20	5.82	1,019.20	5.66	1.13	(C)
Class R4	1,000.00	1,077.50	4.64	1,020.30	4.51	0.90	(C)

Transamerica Large Growth
Class I3	1,000.00	1,143.20	3.67	1,021.40	3.46	0.69
Class R	1,000.00	1,140.90	6.32	1,018.90	5.96	1.19
Class R4	1,000.00	1,142.30	4.78	1,020.30	4.51	0.90

Transamerica Large Value Opportunities
Class I3	1,000.00	1,055.90	2.55	1,022.30	2.51	0.50	(C)
Class R	1,000.00	1,052.60	5.09	1,019.80	5.01	1.00	(C)
Class R4	1,000.00	1,054.50	3.82	1,021.10	3.76	0.75	(C)

Transamerica Mid Cap Growth
Class A	1,000.00	1,126.60	6.17	1,019.00	5.86	1.17
Class C	1,000.00	1,123.70	10.11	1,015.30	9.59	1.92
Class I	1,000.00	1,127.10	4.75	1,020.30	4.51	0.90
Class I2	1,000.00	1,126.80	4.38	1,020.70	4.16	0.83
Class I3	1,000.00	1,126.20	4.38	1,020.70	4.16	0.83
Class R	1,000.00	1,124.50	7.11	1,018.10	6.76	1.35
Class R4	1,000.00	1,125.30	5.01	1,020.10	4.76	0.95

Transamerica Mid Cap Value Opportunities
Class A	1,000.00	1,086.90	5.64	1,019.40	5.46	1.09
Class C	1,000.00	1,084.30	9.51	1,015.70	9.20	1.84
Class I	1,000.00	1,089.60	4.25	1,020.70	4.11	0.82
Class I2	1,000.00	1,089.10	3.88	1,021.10	3.76	0.75
Class I3	1,000.00	1,088.80	3.88	1,021.10	3.76	0.75
Class R	1,000.00	1,086.10	6.47	1,018.60	6.26	1.25
Class R4	1,000.00	1,088.10	4.66	1,020.30	4.51	0.90
Class R6	1,000.00	1,089.50	3.89	1,021.10	3.76	0.75

Transamerica MLP & Energy Income
Class A	1,000.00	1,051.20	8.14	1,016.90	8.00	1.60
Class C	1,000.00	1,048.70	11.94	1,013.10	11.73	2.35
Class I	1,000.00	1,053.00	6.72	1,018.20	6.61	1.32
Class I2	1,000.00	1,053.60	6.21	1,018.70	6.11	1.22

Transamerica Multi-Cap Growth
Class A	1,000.00	1,102.80	6.52	1,018.60	6.26	1.25
Class B	1,000.00	1,099.60	10.41	1,014.90	9.99	2.00
Class C	1,000.00	1,100.10	10.41	1,014.90	9.99	2.00
Class I	1,000.00	1,104.10	5.11	1,019.90	4.91	0.98
Class I2	1,000.00	1,106.00	4.23	1,020.80	4.06	0.81

Transamerica Multi-Managed Balanced
Class A	1,000.00	1,080.60	5.37	1,019.60	5.21	1.04
Class B	1,000.00	1,074.90	11.06	1,014.10	10.74	2.15
Class C	1,000.00	1,076.80	9.32	1,015.80	9.05	1.81
Class I	1,000.00	1,081.80	4.28	1,020.70	4.16	0.83
Class R6	1,000.00	1,082.80	3.72	1,021.20	3.61	0.72

Transamerica Short-Term Bond
Class A	1,000.00	1,024.20	4.32	1,020.50	4.31	0.86
Class C	1,000.00	1,021.20	8.22	1,016.70	8.20	1.64
Class I	1,000.00	1,025.40	3.26	1,021.60	3.26	0.65
Class I2	1,000.00	1,026.00	2.76	1,022.10	2.76	0.55
Class R6	1,000.00	1,026.00	2.76	1,022.10	2.76	0.55

Transamerica Small Cap Core
Class A	1,000.00	991.50	6.07	1,018.70	6.16	1.23
Class C	1,000.00	988.10	9.76	1,015.00	9.89	1.98
Class I	1,000.00	993.60	4.84	1,019.90	4.91	0.98
Class I2	1,000.00	992.90	4.64	1,020.10	4.71	0.94
Class I3	1,000.00	992.30	4.59	1,020.20	4.66	0.93
Class R	1,000.00	990.10	7.06	1,017.70	7.15	1.43
Class R4	1,000.00	991.90	5.43	1,019.30	5.51	1.10

Transamerica Funds	Semi-Annual Report 2019

Disclosure of Expenses (continued)

(unaudited)

		Actual Expenses		Hypothetical Expenses (A)
Fund	Beginning Account Value	Ending Account Value	Expenses Paid During Period (B)	Ending Account Value	Expenses Paid During Period (B)	Annualized Expense Ratio

Transamerica Small Cap Growth
Class A	$1,000.00	$1,090.30	$6.74	$1,018.30	$6.51	1.30%
Class C	1,000.00	1,085.50	10.60	1,014.60	10.24	2.05
Class I	1,000.00	1,091.80	5.39	1,019.60	5.21	1.04
Class I2	1,000.00	1,091.90	5.13	1,019.90	4.96	0.99
Class I3	1,000.00	1,091.90	5.08	1,019.90	4.91	0.98
Class R	1,000.00	1,088.00	7.71	1,017.40	7.45	1.49
Class R4	1,000.00	1,092.50	5.97	1,019.10	5.76	1.15
Class R6	1,000.00	1,091.90	5.13	1,019.90	4.96	0.99

Transamerica Small Cap Value
Class A	1,000.00	1,046.40	6.29	1,018.60	6.21	1.24
Class C	1,000.00	1,043.20	10.03	1,015.00	9.89	1.98
Class I	1,000.00	1,049.20	5.03	1,019.90	4.96	0.99
Class I2	1,000.00	1,049.30	4.67	1,020.20	4.61	0.92
Class I3	1,000.00	1,047.30	4.67	1,020.20	4.61	0.92
Class R	1,000.00	1,045.90	7.20	1,017.80	7.10	1.42
Class R4	1,000.00	1,046.30	5.58	1,019.30	5.51	1.10
Class R6	1,000.00	1,048.00	4.67	1,020.20	4.61	0.92

Transamerica Small/Mid Cap Value
Class A	1,000.00	1,063.20	6.75	1,018.20	6.61	1.32
Class B	1,000.00	1,059.10	10.98	1,014.10	10.74	2.15
Class C	1,000.00	1,059.10	10.36	1,014.70	10.14	2.03
Class I	1,000.00	1,065.10	4.92	1,020.00	4.81	0.96
Class I2	1,000.00	1,065.90	4.41	1,020.50	4.31	0.86
Class R6	1,000.00	1,065.70	4.40	1,020.50	4.31	0.86

Transamerica Strategic High Income
Class A	1,000.00	1,060.10	6.13	1,018.80	6.01	1.20
Class C	1,000.00	1,056.70	9.94	1,015.10	9.74	1.95
Class I	1,000.00	1,062.40	4.86	1,020.10	4.76	0.95
Class I2	1,000.00	1,061.70	4.86	1,020.10	4.76	0.95

Transamerica Unconstrained Bond
Class I	1,000.00	1,029.10	4.23	1,020.60	4.21	0.84	(C)
Class I2	1,000.00	1,030.70	3.73	1,021.10	3.71	0.74	(C)

Transamerica US Growth
Class A	1,000.00	1,145.50	6.22	1,019.00	5.86	1.17
Class B	1,000.00	1,140.10	11.51	1,014.00	10.84	2.17
Class C	1,000.00	1,141.40	10.62	1,014.90	9.99	2.00
Class I	1,000.00	1,147.70	4.69	1,020.40	4.41	0.88
Class I2	1,000.00	1,148.00	3.99	1,021.10	3.76	0.75
Class T	1,000.00	1,147.70	4.37	1,020.70	4.11	0.82

(A)	5% return per year before expenses.

(B)	Expenses are calculated using each Fund’s annualized expense ratios (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (181 days), and divided by the number of days in the year (365 days).

(C)	Expense ratios (as disclosed in the table) do not include the expenses of the investment companies and/or exchange-traded funds (“ETFs”) in which the Funds invest. The annualized expense ratios, as stated in the fee table of the Prospectus, may differ from the expense ratios disclosed in this report.

Transamerica Funds	Semi-Annual Report 2019

Schedules of Investments Composition

At April 30, 2019

(unaudited)

Transamerica Balanced II

Asset Allocation	Percentage of Net Assets
Common Stocks	59.8%
Corporate Debt Securities	13.1
U.S. Government Obligations	9.7
U.S. Government Agency Obligations	7.6
Commercial Paper	4.9
Mortgage-Backed Securities	4.3
Asset-Backed Securities	3.4
Other Investment Company	0.7
Short-Term U.S. Government Obligations	0.7
Foreign Government Obligations	0.5
Municipal Government Obligations	0.3
Preferred Stocks	0.1
Net Other Assets (Liabilities)^	(5.1)
Total	100.0%

Transamerica Bond

Fund Characteristics	Years
Average Maturity §	6.22
Duration †	4.37

Credit Quality ‡	Percentage of Net Assets
U.S. Government and Agency Securities	20.6%
AAA	13.9
AA	3.7
A	16.2
BBB	27.0
BB	9.0
B	9.2
CCC and Below	1.7
Not Rated	6.3
Net Other Assets (Liabilities)	(7.6)
Total	100.0%

Transamerica Capital Growth

Asset Allocation	Percentage of Net Assets
Common Stocks	93.3%
Other Investment Company	4.5
Repurchase Agreement	4.1
Over-the-Counter Foreign Exchange Options Purchased	0.0 *
Net Other Assets (Liabilities)	(1.9)
Total	100.0%

Transamerica Concentrated Growth

Asset Allocation	Percentage of Net Assets
Common Stocks	96.0%
Repurchase Agreement	3.7
Other Investment Company	0.3
Net Other Assets (Liabilities)	0.0 *
Total	100.0%

Transamerica Dividend Focused

Asset Allocation	Percentage of Net Assets
Common Stocks	98.9%
Repurchase Agreement	0.8
Net Other Assets (Liabilities)	0.3
Total	100.0%

Transamerica Dynamic Allocation

Asset Allocation	Percentage of Net Assets
U.S. Equity Funds	54.8%
U.S. Fixed Income Fund	18.8
International Equity Fund	14.8
International Fixed Income Fund	10.9
Other Investment Company	4.3
Exchange-Traded Options Purchased	0.7
Net Other Assets (Liabilities)	(4.3)
Total	100.0%

Transamerica Dynamic Income

Asset Allocation	Percentage of Net Assets
U.S. Fixed Income Funds	45.0%
International Fixed Income Funds	23.8
U.S. Equity Funds	23.4
Other Investment Company	21.0
U.S. Mixed Allocation Fund	7.4
Repurchase Agreement	0.7
Net Other Assets (Liabilities)	(21.3)
Total	100.0%

Transamerica Emerging Markets Debt

Fund Characteristics	Years
Average Maturity §	9.47
Duration †	5.03

Credit Quality ‡	Percentage of Net Assets
AAA	4.9%
AA	1.7
A	12.5
BBB	29.0
BB	18.3
B	27.1
CCC and Below	3.0
Not Rated	5.5
Net Other Assets (Liabilities)^	(2.0)
Total	100.0%

Transamerica Emerging Markets Equity

Asset Allocation	Percentage of Net Assets
Common Stocks	98.6%
Other Investment Company	1.5
Repurchase Agreement	0.8
Exchange-Traded Fund	0.4
Preferred Stock	0.3
Net Other Assets (Liabilities)	(1.6)
Total	100.0%

Transamerica Funds	Semi-Annual Report 2019

Schedules of Investments Composition (continued)

At April 30, 2019

(unaudited)

Transamerica Event Driven

Asset Allocation	Percentage of Net Assets
Convertible Bonds	64.8%
Corporate Debt Securities	18.4
Repurchase Agreement	8.1
Common Stocks	7.4
Other Investment Company	6.2
Convertible Preferred Stocks	5.4
Master Limited Partnership	0.3
Exchange-Traded Options Purchased	0.1
Corporate Debt Securities Sold Short	(2.1)
Common Stocks Sold Short	(15.9)
Net Other Assets (Liabilities)^	7.3
Total	100.0%

Transamerica Floating Rate

Fund Characteristics	Years
Average Maturity §	4.66
Duration †	0.32

Credit Quality ‡	Percentage of Net Assets
AAA	4.7%
BBB	3.8
BB	28.2
B	57.8
CCC and Below	5.0
Not Rated	1.7
Net Other Assets (Liabilities)	(1.2)
Total	100.0%

Transamerica Global Equity

Asset Allocation	Percentage of Net Assets
Common Stocks	98.7%
Other Investment Company	3.6
Exchange-Traded Funds	0.8
Repurchase Agreement	0.2
Net Other Assets (Liabilities)	(3.3)
Total	100.0%

Transamerica Government Money Market

Fund Characteristics	Years
Average Maturity §	0.29
Duration †	0.11

Asset Allocation	Percentage of Net Assets
Repurchase Agreements	37.0%
Short-Term U.S. Government Agency Obligations	28.8
Short-Term U.S. Government Obligations	15.4
U.S. Government Agency Obligations	15.4
U.S. Government Obligations	4.1
Net Other Assets (Liabilities)	(0.7)
Total	100.0%

Transamerica Growth

Asset Allocation	Percentage of Net Assets
Common Stocks	99.9%
Other Investment Company	1.0
Repurchase Agreement	0.6
Net Other Assets (Liabilities)	(1.5)
Total	100.0%

Transamerica High Quality Bond

Fund Characteristics	Years
Average Maturity §	2.31
Duration †	1.67

Credit Quality ‡	Percentage of Net Assets
U.S. Government and Agency Securities	7.1%
AAA	10.2
AA	17.8
A	31.0
BBB	30.6
Not Rated	1.1
Net Other Assets (Liabilities)	2.2
Total	100.0%

Transamerica High Yield Bond

Fund Characteristics	Years
Average Maturity §	5.26
Duration †	3.24

Credit Quality ‡	Percentage of Net Assets
AAA	2.8%
BBB	5.7
BB	41.8
B	40.6
CCC and Below	7.6
Not Rated	7.1
Net Other Assets (Liabilities)	(5.6)
Total	100.0%

Transamerica High Yield Muni

Fund Characteristics	Years
Average Maturity §	7.96
Duration †	5.60

Credit Quality ‡	Percentage of Net Assets
AAA	0.8%
AA	22.5
A	4.9
BBB	22.2
BB	11.1
B	5.8
Not Rated	30.7
Net Other Assets (Liabilities)	2.0
Total	100.0%

Transamerica Inflation Opportunities

Fund Characteristics	Years
Average Maturity §	9.51
Duration †	7.25

Credit Quality ‡	Percentage of Net Assets
U.S. Government and Agency Securities	55.7%
AAA	4.9
AA	4.5
A	7.7
BBB	23.8
BB	2.5
B	0.6
Not Rated	0.3
Net Other Assets (Liabilities)^	0.0 *
Total	100.0%

Transamerica Funds	Semi-Annual Report 2019

Schedules of Investments Composition (continued)

At April 30, 2019

(unaudited)

Transamerica Inflation-Protected Securities

Fund Characteristics	Years
Average Maturity §	8.34
Duration †	7.02

Credit Quality ‡	Percentage of Net Assets
U.S. Government and Agency Securities	80.9%
AAA	4.7
AA	2.6
A	2.2
BBB	8.0
BB	0.8
Not Rated	1.2
Net Other Assets (Liabilities)^	(0.4)
Total	100.0%

Transamerica Intermediate Bond

Fund Characteristics	Years
Average Maturity §	7.76
Duration †	5.59

Credit Quality ‡	Percentage of Net Assets
U.S. Government and Agency Securities	45.4%
AAA	14.4
AA	4.6
A	15.3
BBB	19.1
BB	1.6
B	0.6
CCC and Below	0.1
Not Rated	13.4
Net Other Assets (Liabilities)	(14.5)
Total	100.0%

Transamerica Intermediate Muni

Fund Characteristics	Years
Average Maturity §	5.61
Duration †	5.19

Credit Quality ‡	Percentage of Net Assets
AAA	8.9%
AA	59.5
A	10.1
BBB	7.4
BB	1.8
B	0.5
Not Rated	11.0
Net Other Assets (Liabilities)	0.8
Total	100.0%

Transamerica International Equity

Asset Allocation	Percentage of Net Assets
Common Stocks	98.7%
Other Investment Company	2.0
Repurchase Agreement	0.7
Net Other Assets (Liabilities)	(1.4)
Total	100.0%

Transamerica International Growth

Asset Allocation	Percentage of Net Assets
Common Stocks	97.5%
Other Investment Company	3.8
Repurchase Agreement	0.9
Net Other Assets (Liabilities)	(2.2)
Total	100.0%

Transamerica International Small Cap Value

Asset Allocation	Percentage of Net Assets
Common Stocks	99.7%
Other Investment Company	1.6
Net Other Assets (Liabilities)	(1.3)
Total	100.0%

Transamerica International Stock

Asset Allocation	Percentage of Net Assets
Common Stocks	92.2%
Exchange-Traded Fund	1.5
Preferred Stock	1.1
Net Other Assets (Liabilities)	5.2
Total	100.0%

Transamerica Large Cap Value

Asset Allocation	Percentage of Net Assets
Common Stocks	99.0%
Other Investment Company	3.1
Repurchase Agreement	0.6
Net Other Assets (Liabilities)	(2.7)
Total	100.0%

Transamerica Large Core

Asset Allocation	Percentage of Net Assets
Common Stocks	98.1%
Exchange-Traded Fund	1.9
Other Investment Company	0.1
Net Other Assets (Liabilities)	(0.1)
Total	100.0%

Transamerica Large Growth

Asset Allocation	Percentage of Net Assets
Common Stocks	99.4%
Other Investment Company	0.5
Net Other Assets (Liabilities)	0.1
Total	100.0%

Transamerica Large Value Opportunities

Asset Allocation	Percentage of Net Assets
Common Stocks	98.1%
Exchange-Traded Fund	1.7
Net Other Assets (Liabilities)	0.2
Total	100.0%

Transamerica Funds	Semi-Annual Report 2019

Schedules of Investments Composition (continued)

At April 30, 2019

(unaudited)

Transamerica Mid Cap Growth

Asset Allocation	Percentage of Net Assets
Common Stocks	98.9%
Repurchase Agreement	1.5
Net Other Assets (Liabilities)	(0.4)
Total	100.0%

Transamerica Mid Cap Value Opportunities

Asset Allocation	Percentage of Net Assets
Common Stocks	93.5%
Repurchase Agreement	6.1
Other Investment Company	1.5
Net Other Assets (Liabilities)	(1.1)
Total	100.0%

Transamerica MLP & Energy Income

Asset Allocation	Percentage of Net Assets
Common Stocks	60.7%
Master Limited Partnerships	35.8
Corporate Debt Securities	1.3
Repurchase Agreement	1.1
Other Investment Company	0.2
Net Other Assets (Liabilities)	0.9
Total	100.0%

Transamerica Multi-Cap Growth

Asset Allocation	Percentage of Net Assets
Common Stocks	97.5%
Repurchase Agreement	2.6
Net Other Assets (Liabilities)	(0.1)
Total	100.0%

Transamerica Multi-Managed Balanced

Asset Allocation	Percentage of Net Assets
Common Stocks	60.5%
Corporate Debt Securities	12.7
U.S. Government Obligations	9.5
U.S. Government Agency Obligations	7.4
Commercial Paper	4.8
Mortgage-Backed Securities	4.0
Asset-Backed Securities	3.5
Repurchase Agreement	1.4
Short-Term U.S. Government Obligations	0.9
Other Investment Company	0.7
Foreign Government Obligations	0.5
Municipal Government Obligations	0.3
Preferred Stocks	0.0 *
Net Other Assets (Liabilities)^	(6.2)
Total	100.0%

Transamerica Short-Term Bond

Fund Characteristics	Years
Average Maturity §	2.20
Duration †	1.65

Credit Quality ‡	Percentage of Net Assets
U.S. Government and Agency Securities	1.7%
AAA	14.6
AA	7.4
A	31.6
BBB	37.4
BB	2.8
B	2.4
CCC and Below	0.5
Not Rated	2.5
Net Other Assets (Liabilities)	(0.9)
Total	100.0%

Transamerica Small Cap Core

Asset Allocation	Percentage of Net Assets
Common Stocks	97.7%
Other Investment Company	3.0
Repurchase Agreement	2.4
Net Other Assets (Liabilities)	(3.1)
Total	100.0%

Transamerica Small Cap Growth

Asset Allocation	Percentage of Net Assets
Common Stocks	96.9%
Repurchase Agreement	3.7
Other Investment Company	3.2
Net Other Assets (Liabilities)	(3.8)
Total	100.0%

Transamerica Small Cap Value

Asset Allocation	Percentage of Net Assets
Common Stocks	99.0%
Other Investment Company	5.5
Repurchase Agreement	0.6
Net Other Assets (Liabilities)	(5.1)
Total	100.0%

Transamerica Small/Mid Cap Value

Asset Allocation	Percentage of Net Assets
Common Stocks	96.1%
Repurchase Agreement	3.6
Other Investment Company	1.7
Net Other Assets (Liabilities)	(1.4)
Total	100.0%

Transamerica Strategic High Income

Asset Allocation	Percentage of Net Assets
Common Stocks	48.7%
Corporate Debt Securities	41.8
Preferred Stocks	7.5
Other Investment Company	1.7
Master Limited Partnerships	0.8
Net Other Assets (Liabilities)	(0.5)
Total	100.0%

Transamerica Funds	Semi-Annual Report 2019

Schedules of Investments Composition (continued)

At April 30, 2019

(unaudited)

Transamerica Unconstrained Bond

Fund Characteristics	Years
Average Maturity §	7.28
Duration †	0.96

Credit Quality ‡	Percentage of Net Assets
U.S. Government and Agency Securities	5.9%
AAA	11.8
AA	2.6
A	12.2
BBB	24.5
BB	18.1
B	20.9
CCC and Below	1.1
Not Rated	4.4
Net Other Assets (Liabilities)^	(1.5)
Total	100.0%

Transamerica US Growth

Asset Allocation	Percentage of Net Assets
Common Stocks	98.2%
Repurchase Agreement	1.9
Other Investment Company	0.0 *
Net Other Assets (Liabilities)	(0.1)
Total	100.0%

^	The Net Other Assets (Liabilities) category may include, but is not limited to, reverse repurchase agreements, forward foreign currency contracts, futures contracts, swap agreements, written options and swaptions, and cash collateral.

§	Average Maturity is computed by weighting the maturity of each security in the Fund by the market value of the security, then averaging these weighted figures.

†	Duration is a time measure of a bond’s interest rate sensitivity, based on the weighted average of the time periods over which a bond’s cash flows accrue to the bondholder.

‡	Credit quality represents a percentage of net assets at the end of the reporting period. Ratings BBB or higher are considered investment grade. Not rated securities do not necessarily indicate low credit quality, and may or may not be equivalent of investment grade. The table reflects Standard and Poor’s (“S&P”) ratings; percentages may include investments not rated by S&P but rated by Moody’s, or if unrated by Moody’s, by Fitch ratings, and then included in the closest equivalent S&P rating. Credit ratings are subject to change. The Fund itself has not been rated by an independent agency.

*	Percentage rounds to less than 0.1% or (0.1)%.

Transamerica Funds	Semi-Annual Report 2019

Transamerica Balanced II

SCHEDULE OF INVESTMENTS

At April 30, 2019

(unaudited)

	Shares	Value
COMMON STOCKS - 59.8%
Aerospace & Defense - 1.5%
Boeing Co.	910	$ 343,698
General Dynamics Corp.	3,260	582,627
Northrop Grumman Corp.	1,150	333,397
United Technologies Corp.	4,200	598,962

		1,858,684

Airlines - 0.3%
Delta Air Lines, Inc.	2,900	169,041
Southwest Airlines Co.	1,380	74,838
United Continental Holdings, Inc. (A)	720	63,979

		307,858

Auto Components - 0.2%
BorgWarner, Inc.	3,520	147,030
Magna International, Inc.	2,760	153,567

		300,597

Automobiles - 0.1%
General Motors Co.	4,420	172,159

Banks - 3.1%
Bank of America Corp.	39,710	1,214,332
Citigroup, Inc.	13,470	952,329
Citizens Financial Group, Inc.	2,390	86,518
Huntington Bancshares, Inc.	7,440	103,565
KeyCorp	20,979	368,181
SunTrust Banks, Inc.	5,600	366,688
Wells Fargo & Co.	15,280	739,705

		3,831,318

Beverages - 1.5%
Coca-Cola Co.	21,910	1,074,905
Constellation Brands, Inc., Class A	470	99,485
Molson Coors Brewing Co., Class B	4,560	292,706
PepsiCo, Inc.	2,960	379,028

		1,846,124

Biotechnology - 1.2%
AbbVie, Inc.	1,230	97,650
Alexion Pharmaceuticals, Inc. (A)	1,830	249,118
Amgen, Inc.	530	95,040
Biogen, Inc. (A)	990	226,948
Celgene Corp. (A)	2,930	277,354
Gilead Sciences, Inc.	1,660	107,966
Regeneron Pharmaceuticals, Inc. (A)	580	199,021
Vertex Pharmaceuticals, Inc. (A)	1,580	266,988

		1,520,085

Building Products - 0.2%
Masco Corp.	5,750	224,595

Capital Markets - 1.8%
Bank of New York Mellon Corp.	7,960	395,293
Charles Schwab Corp.	7,670	351,133
CME Group, Inc.	360	64,404
Intercontinental Exchange, Inc.	5,770	469,389
Morgan Stanley	13,640	658,130
TD Ameritrade Holding Corp.	4,560	239,765

		2,178,114

Chemicals - 1.2%
Celanese Corp.	1,780	192,044
Dow, Inc. (A)	4,183	237,302
DowDuPont, Inc.	11,610	446,404

	Shares	Value
COMMON STOCKS (continued)
Chemicals (continued)
Eastman Chemical Co.	4,350	$ 343,128
Linde PLC	930	167,642
RPM International, Inc.	590	35,784

		1,422,304

Commercial Services & Supplies - 0.0% (B)
Cintas Corp.	200	43,428

Communications Equipment - 0.2%
Cisco Systems, Inc.	4,190	234,430
Motorola Solutions, Inc.	300	43,473

		277,903

Consumer Finance - 0.5%
American Express Co.	2,540	297,764
Capital One Financial Corp.	3,690	342,543

		640,307

Containers & Packaging - 0.3%
Avery Dennison Corp.	880	97,372
Crown Holdings, Inc. (A)	1,140	66,268
Packaging Corp. of America	380	37,681
WestRock Co.	4,090	156,974

		358,295

Diversified Consumer Services - 0.0% (B)
H&R Block, Inc.	1,190	32,380

Diversified Financial Services - 1.0%
Berkshire Hathaway, Inc., Class B (A)	5,460	1,183,237

Diversified Telecommunication Services - 0.7%
AT&T, Inc.	1,870	57,895
Verizon Communications, Inc.	12,950	740,611

		798,506

Electric Utilities - 1.8%
American Electric Power Co., Inc.	3,390	290,015
Edison International	4,290	273,573
Exelon Corp.	10,490	534,466
FirstEnergy Corp.	1,010	42,450
NextEra Energy, Inc.	3,050	593,042
Xcel Energy, Inc.	8,100	457,650

		2,191,196

Electrical Equipment - 0.4%
Eaton Corp. PLC	6,570	544,127

Entertainment - 1.2%
Electronic Arts, Inc. (A)	3,500	331,275
Netflix, Inc. (A)	1,640	607,685
Walt Disney Co.	3,970	543,771

		1,482,731

Equity Real Estate Investment Trusts - 1.4%
AvalonBay Communities, Inc.	1,650	331,534
Boston Properties, Inc.	620	85,324
Digital Realty Trust, Inc.	450	52,970
Equinix, Inc.	260	118,222
Equity Residential	1,250	95,525
Federal Realty Investment Trust	1,110	148,574
Host Hotels & Resorts, Inc.	5,080	97,739
Mid-America Apartment Communities, Inc.	330	36,105
Prologis, Inc.	4,240	325,081
Public Storage	320	70,778

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2019

Transamerica Balanced II

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2019

(unaudited)

	Shares	Value
COMMON STOCKS (continued)
Equity Real Estate Investment Trusts (continued)
Ventas, Inc.	1,670	$ 102,054
Vornado Realty Trust	3,080	212,951

		1,676,857

Food Products - 0.5%
Mondelez International, Inc., Class A	11,430	581,215

Health Care Equipment & Supplies - 1.9%
Baxter International, Inc.	1,480	112,924
Becton Dickinson and Co.	470	113,148
Boston Scientific Corp. (A)	16,850	625,472
Danaher Corp.	1,050	139,062
Intuitive Surgical, Inc. (A)	240	122,551
Medtronic PLC	7,100	630,551
Zimmer Biomet Holdings, Inc.	4,400	541,904

		2,285,612

Health Care Providers & Services - 1.6%
Anthem, Inc.	1,260	331,418
Cigna Corp. (A)	3,430	544,821
CVS Health Corp.	3,180	172,928
McKesson Corp.	170	20,273
UnitedHealth Group, Inc.	3,870	901,981

		1,971,421

Hotels, Restaurants & Leisure - 0.6%
Hilton Worldwide Holdings, Inc.	2,720	236,613
Royal Caribbean Cruises, Ltd.	640	77,402
Yum! Brands, Inc.	4,534	473,304

		787,319

Household Durables - 0.2%
Lennar Corp., Class A	3,650	189,909

Household Products - 0.5%
Procter & Gamble Co.	5,620	598,418

Industrial Conglomerates - 0.7%
Honeywell International, Inc.	4,640	805,643

Insurance - 1.4%
Allstate Corp.	2,020	200,101
American International Group, Inc.	5,250	249,743
Everest Re Group, Ltd.	380	89,490
Hartford Financial Services Group, Inc.	5,330	278,812
Lincoln National Corp.	3,740	249,533
Marsh & McLennan Cos., Inc.	1,090	102,776
MetLife, Inc.	9,590	442,387
Prudential Financial, Inc.	1,400	147,994

		1,760,836

Interactive Media & Services - 2.7%
Alphabet, Inc., Class A (A)	1,080	1,294,877
Alphabet, Inc., Class C (A)	1,040	1,236,019
Facebook, Inc., Class A (A)	3,790	732,986

		3,263,882

Internet & Direct Marketing Retail - 2.5%
Amazon.com, Inc. (A)	1,366	2,631,626
Booking Holdings, Inc. (A)	60	111,300
Expedia Group, Inc.	2,080	270,067

		3,012,993

IT Services - 3.0%
Alliance Data Systems Corp.	620	99,262

	Shares	Value
COMMON STOCKS (continued)
IT Services (continued)
Automatic Data Processing, Inc.	5,690	$ 935,379
Fidelity National Information Services, Inc.	1,690	195,922
First Data Corp., Class A (A)	2,880	74,477
Mastercard, Inc., Class A	3,200	813,568
PayPal Holdings, Inc. (A)	6,480	730,749
Visa, Inc., Class A	4,690	771,177

		3,620,534

Life Sciences Tools & Services - 0.6%
Agilent Technologies, Inc.	970	76,145
Illumina, Inc. (A)	440	137,280
Thermo Fisher Scientific, Inc.	1,690	468,890

		682,315

Machinery - 1.4%
Cummins, Inc.	1,990	330,917
Deere & Co.	1,350	223,600
Ingersoll-Rand PLC	2,600	318,786
PACCAR, Inc.	4,940	354,050
Snap-on, Inc.	1,370	230,544
Stanley Black & Decker, Inc.	2,050	300,530

		1,758,427

Media - 1.7%
Altice, Inc., Class A	4,710	110,968
Charter Communications, Inc., Class A (A)	1,580	586,480
Comcast Corp., Class A	24,460	1,064,744
Discovery, Inc., Class A (A) (C)	6,587	203,538
Discovery, Inc., Class C (A)	5,064	145,641
DISH Network Corp., Class A (A)	710	24,935

		2,136,306

Metals & Mining - 0.1%
Freeport-McMoRan, Inc.	5,760	70,906
Newmont Goldcorp Corp.	1,420	44,105

		115,011

Multi-Utilities - 0.1%
Sempra Energy	1,310	167,615

Multiline Retail - 0.2%
Dollar General Corp.	1,690	213,092

Oil, Gas & Consumable Fuels - 3.1%
Chevron Corp.	8,120	974,887
Concho Resources, Inc.	670	77,305
Diamondback Energy, Inc.	2,770	294,700
EOG Resources, Inc.	5,820	559,011
Exxon Mobil Corp.	3,940	316,303
Marathon Petroleum Corp.	9,580	583,135
Occidental Petroleum Corp.	3,890	229,043
ONEOK, Inc.	3,810	258,813
Parsley Energy, Inc., Class A (A)	1,720	34,331
Phillips 66	350	32,995
Pioneer Natural Resources Co.	2,690	447,777

		3,808,300

Personal Products - 0.2%
Estee Lauder Cos., Inc., Class A	1,130	194,145

Pharmaceuticals - 2.9%
Allergan PLC	1,230	180,810
Bristol-Myers Squibb Co.	460	21,358
Eli Lilly & Co.	4,709	551,141

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2019

Transamerica Balanced II

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2019

(unaudited)

	Shares	Value
COMMON STOCKS (continued)
Pharmaceuticals (continued)
Johnson & Johnson	6,080	$ 858,496
Merck & Co., Inc.	10,990	865,023
Mylan NV (A)	1,540	41,565
Nektar Therapeutics (A)	560	17,931
Pfizer, Inc.	23,130	939,309
Zoetis, Inc.	380	38,699

		3,514,332

Road & Rail - 1.3%
Lyft, Inc., Class A (A) (C)	350	20,930
Norfolk Southern Corp.	3,670	748,753
Union Pacific Corp.	4,390	777,206

		1,546,889

Semiconductors & Semiconductor Equipment - 2.6%
Analog Devices, Inc.	7,490	870,638
Broadcom, Inc.	1,030	327,952
Intel Corp.	2,780	141,891
Marvell Technology Group, Ltd.	2,900	72,558
NVIDIA Corp.	3,100	561,100
Teradyne, Inc.	3,970	194,530
Texas Instruments, Inc.	9,000	1,060,470

		3,229,139

Software - 4.7%
Adobe, Inc. (A)	730	211,153
Intuit, Inc.	300	75,318
Microsoft Corp.	28,520	3,724,712
Oracle Corp.	16,210	896,899
salesforce.com, Inc. (A)	4,590	758,956
Workday, Inc., Class A (A)	130	26,732

		5,693,770

Specialty Retail - 2.8%
Advance Auto Parts, Inc.	1,020	169,646
AutoZone, Inc. (A)	476	489,476
Best Buy Co., Inc.	4,150	308,801
Home Depot, Inc.	4,480	912,576
Lowe’s Cos., Inc.	5,210	589,459
O’Reilly Automotive, Inc. (A)	610	230,928
Ross Stores, Inc.	5,980	584,007
TJX Cos., Inc.	2,010	110,309

		3,395,202

Technology Hardware, Storage & Peripherals - 2.6%
Apple, Inc.	13,510	2,711,052
Hewlett Packard Enterprise Co.	15,710	248,375
HP, Inc.	9,950	198,502

		3,157,929

Textiles, Apparel & Luxury Goods - 0.3%
NIKE, Inc., Class B	1,240	108,909
PVH Corp.	1,670	215,413

		324,322

Tobacco - 0.8%
Altria Group, Inc.	4,130	224,383
Philip Morris International, Inc.	9,320	806,739

		1,031,122

Trading Companies & Distributors - 0.1%
HD Supply Holdings, Inc. (A)	1,720	78,587

	Shares	Value
COMMON STOCKS (continued)
Wireless Telecommunication Services - 0.1%
T-Mobile US, Inc. (A)	1,980	$ 144,520

Total Common Stocks (Cost $63,245,429)		72,959,610

PREFERRED STOCKS - 0.1%
Banks - 0.1%
Citigroup Capital XIII,
3-Month LIBOR + 6.37%, 8.95% (D)	3,392	91,821

Electric Utilities - 0.0% (B)
SCE Trust III,
Series H, Fixed until 03/15/2024, 5.75% (D)	320	7,808

Total Preferred Stocks (Cost $102,844)		99,629

	Principal	Value
ASSET-BACKED SECURITIES - 3.4%
BlueMountain CLO, Ltd.
Series 2015-2A, Class A1R,
3-Month LIBOR + 0.93%, 3.53% (D), 07/18/2027 (E)	$ 250,000	248,917
BRE Grand Islander Timeshare Issuer LLC Series 2017-1A, Class A, 2.94%, 05/25/2029 (E)	56,266	55,847
BXG Receivables Note Trust Series 2015-A, Class A, 2.88%, 05/02/2030 (E)	54,916	54,119
CIFC Funding, Ltd.
Series 2013-2A, Class A1LR,
3-Month LIBOR + 1.21%, 3.81% (D), 10/18/2030 (E)	250,000	249,088
JGWPT XXVI LLC Series 2012-2A, Class A, 3.84%, 10/15/2059 (E)	158,396	163,238
JGWPT XXVIII LLC Series 2013-1A, Class A, 3.22%, 04/15/2067 (E)	162,186	160,748
Laurel Road Prime Student Loan Trust Series 2018-B, Class A2FX, 3.54%, 05/26/2043 (E)	100,000	101,783
MVW Owner Trust
Series 2014-1A, Class A,
2.25%, 09/22/2031 (E)	36,653	36,266
Series 2016-1A, Class A,
2.25%, 12/20/2033 (E)	38,125	37,490
New Residential Advanced Receivables Trust Series 2017-T1, Class AT1, 3.21%, 02/15/2051 (E)	100,000	100,211
NRZ Advance Receivables Trust Series 2016-T4, Class AT4, 3.11%, 12/15/2050 (E)	380,000	380,217
Octagon Investment Partners 33, Ltd.
Series 2017-1A, Class A1,
3-Month LIBOR + 1.19%, 3.78% (D), 01/20/2031 (E)	200,000	199,419

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2019

Transamerica Balanced II

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2019

(unaudited)

	Principal	Value
ASSET-BACKED SECURITIES (continued)
Ocwen Master Advance Receivables Trust
Series 2018-T1, Class AT1,
3.30%, 08/15/2049 (E)	$ 45,000	$ 45,005
Series 2018-T2, Class AT2,
3.60%, 08/15/2050 (E)	190,000	190,868
Orange Lake Timeshare Trust Series 2016-A, Class A, 2.61% (D), 03/08/2029 (E)	146,232	144,733
Palmer Square CLO, Ltd.
Series 2015-2A, Class A1AR,
3-Month LIBOR + 1.27%, 3.86% (D), 07/20/2030 (E)	250,000	249,891
SBA Tower Trust Series 2014-1A, Class C, 2.90% (D), 10/15/2044 (E)	333,000	332,667
Sierra Timeshare Receivables Funding LLC
Series 2015-1A, Class A,
2.40%, 03/22/2032 (E)	14,213	14,164
Series 2015-1A, Class B,
3.05%, 03/22/2032 (E)	14,831	14,789
Series 2016-2A, Class A,
2.33%, 07/20/2033 (E)	24,111	23,782
SolarCity LMC Series III LLC Series 2014-2, Class A, 4.02%, 07/20/2044 (E)	124,382	123,462
Towd Point Mortgage Trust
Series 2015-3, Class A1B,
3.00% (D), 03/25/2054 (E)	88,931	88,407
Series 2015-5, Class A1B,
2.75% (D), 05/25/2055 (E)	84,619	83,893
Series 2016-1, Class A1B,
2.75% (D), 02/25/2055 (E)	71,819	71,270
Series 2017-1, Class A1,
2.75% (D), 10/25/2056 (E)	128,344	126,594
Series 2017-3, Class A1,
2.75% (D), 07/25/2057 (E)	69,618	68,680
Series 2017-6, Class A1,
2.75% (D), 10/25/2057 (E)	229,448	227,470
Series 2018-1, Class A1,
3.00% (D), 01/25/2058 (E)	143,753	142,426
Series 2018-4, Class A1,
3.00% (D), 06/25/2058 (E)	119,975	118,289
VB-S1 Issuer LLC Series 2018-1A, Class C, 3.41%, 02/15/2048 (E)	145,000	144,654
VSE VOI Mortgage LLC Series 2016-A, Class A, 2.54%, 07/20/2033 (E)	39,969	39,555
Welk Resorts LLC Series 2017-AA, Class A, 2.82%, 06/15/2033 (E)	97,589	96,974

Total Asset-Backed Securities (Cost $4,143,238)		4,134,916

CORPORATE DEBT SECURITIES - 13.1%
Aerospace & Defense - 0.1%
Boeing Co. 3.50%, 03/01/2039 (C)	101,000	96,176

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Aerospace & Defense (continued)
United Technologies Corp. 4.13%, 11/16/2028	$ 61,000	$ 63,634

		159,810

Air Freight & Logistics - 0.1%
FedEx Corp.
4.90%, 01/15/2034	47,000	51,248
5.10%, 01/15/2044	43,000	45,191

		96,439

Airlines - 0.5%
American Airlines Pass-Through Trust
3.20%, 12/15/2029	102,708	100,325
3.70%, 04/01/2028	48,875	49,134
Delta Air Lines Pass-Through Trust 6.82%, 02/10/2024	257,465	280,894
United Airlines Pass-Through Trust 3.75%, 03/03/2028	210,779	213,119

		643,472

Auto Components - 0.1%
BorgWarner, Inc. 3.38%, 03/15/2025	92,000	91,555

Automobiles - 0.1%
Ford Motor Co. 4.35%, 12/08/2026 (C)	69,000	67,898
General Motors Co.
4.88%, 10/02/2023	26,000	27,390
6.25%, 10/02/2043	17,000	17,916

		113,204

Banks - 2.3%
Bank of America Corp.
Fixed until 01/23/2025, 3.37% (D), 01/23/2026	263,000	263,223
Fixed until 12/20/2027, 3.42% (D), 12/20/2028	154,000	151,230
Barclays Bank PLC 10.18%, 06/12/2021 (E)	147,000	166,242
CIT Group, Inc. 4.13%, 03/09/2021	10,000	10,137
Citigroup, Inc.
Fixed until 04/24/2024, 3.35% (D), 04/24/2025	95,000	95,483
Fixed until 01/10/2027, 3.89% (D), 01/10/2028	137,000	139,636
4.50%, 01/14/2022	48,000	49,967
Commerzbank AG 8.13%, 09/19/2023 (E)	255,000	291,571
Cooperatieve Rabobank UA Fixed until 06/30/2019 (F), 11.00% (D) (E)	209,000	211,529
Discover Bank 3.45%, 07/27/2026	250,000	244,508
Fifth Third Bancorp 3.95%, 03/14/2028	96,000	99,707
First Horizon National Corp. 3.50%, 12/15/2020	96,000	96,718
Intesa Sanpaolo SpA 5.02%, 06/26/2024 (E)	65,000	62,728
JPMorgan Chase & Co.
Fixed until 07/23/2023, 3.80% (D), 07/23/2024	140,000	143,732
4.13%, 12/15/2026	138,000	142,876
6.40%, 05/15/2038	72,000	94,356

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2019

Transamerica Balanced II

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2019

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Banks (continued)
Lloyds Banking Group PLC Fixed until 11/07/2022, 2.91% (D), 11/07/2023	$ 200,000	$ 196,438
Royal Bank of Scotland Group PLC 6.40%, 10/21/2019	60,000	60,926
Toronto-Dominion Bank Fixed until 09/15/2026, 3.63% (D), 09/15/2031 (C)	132,000	130,330
Wells Fargo & Co.
4.10%, 06/03/2026, MTN	32,000	32,761
4.15%, 01/24/2029, MTN	67,000	69,673
Fixed until 06/15/2024 (F), 5.90% (D)	38,000	39,482

		2,793,253

Beverages - 0.4%
Anheuser-Busch Cos. LLC / Anheuser-Busch InBev Worldwide, Inc. 3.65%, 02/01/2026 (E)	69,000	69,226
Anheuser-Busch InBev Worldwide, Inc.
4.44%, 10/06/2048	108,000	102,786
4.75%, 01/23/2029	87,000	93,151
Constellation Brands, Inc. 3.70%, 12/06/2026	92,000	92,456
Pernod Ricard SA 5.75%, 04/07/2021 (E)	128,000	134,665

		492,284

Biotechnology - 0.2%
AbbVie, Inc. 3.20%, 05/14/2026	49,000	47,541
Biogen, Inc. 4.05%, 09/15/2025	124,000	127,504
Gilead Sciences, Inc. 4.15%, 03/01/2047 (C)	27,000	25,830

		200,875

Capital Markets - 1.3%
Ameriprise Financial, Inc.
3.00%, 03/22/2022	61,000	61,229
3.70%, 10/15/2024	77,000	79,873
Bank of New York Mellon Corp. 2.50%, 04/15/2021, MTN	77,000	76,797
Charles Schwab Corp. 3.85%, 05/21/2025	136,000	142,795
Credit Suisse Group Funding Guernsey, Ltd.
3.75%, 03/26/2025	250,000	252,958
3.80%, 06/09/2023	80,000	81,517
Goldman Sachs Group, Inc.
5.25%, 07/27/2021	101,000	106,196
6.75%, 10/01/2037	73,000	90,092
Lazard Group LLC 4.50%, 09/19/2028	104,000	107,543
Morgan Stanley
3.13%, 01/23/2023, MTN	80,000	80,312
3.70%, 10/23/2024, MTN	174,000	178,666
5.00%, 11/24/2025	70,000	75,661
UBS AG 7.63%, 08/17/2022	250,000	278,155

		1,611,794

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Commercial Services & Supplies - 0.1%
ERAC USA Finance LLC 3.85%, 11/15/2024 (E)	$ 123,000	$ 126,388

Communications Equipment - 0.1%
Nokia OYJ 3.38%, 06/12/2022	92,000	91,858

Construction & Engineering - 0.2%
SBA Tower Trust
2.88%, 07/15/2046 (E)	58,000	57,680
3.17%, 04/09/2047 (E)	110,000	110,034
3.45%, 03/15/2048 (E)	78,000	78,471

		246,185

Construction Materials - 0.2%
LafargeHolcim Finance US LLC 4.75%, 09/22/2046 (E)	200,000	183,936
Martin Marietta Materials, Inc. 4.25%, 07/02/2024 - 12/15/2047	117,000	117,711

		301,647

Consumer Finance - 0.3%
Ally Financial, Inc. 4.13%, 03/30/2020	120,000	120,600
American Express Co. 4.05%, 12/03/2042	44,000	45,157
BMW US Capital LLC 2.80%, 04/11/2026 (E)	72,000	69,225
Capital One Financial Corp. 3.30%, 10/30/2024	80,000	79,907
Discover Financial Services 3.75%, 03/04/2025	1,000	1,000

		315,889

Containers & Packaging - 0.1%
International Paper Co. 4.75%, 02/15/2022	44,000	46,002
Reynolds Group Issuer, Inc. / Reynolds Group Issuer LLC 6.88%, 02/15/2021	34,654	34,784

		80,786

Diversified Consumer Services - 0.0% (B)
President & Fellows of Harvard College 3.62%, 10/01/2037	14,000	14,164

Diversified Financial Services - 0.4%
AerCap Ireland Capital DAC / AerCap Global Aviation Trust 4.45%, 04/03/2026	153,000	155,113
Aviation Capital Group LLC 7.13%, 10/15/2020 (E)	134,000	141,514
AXA Equitable Holdings, Inc. 5.00%, 04/20/2048	136,000	134,887
Kaupthing Bank 7.63%, 02/28/2020 (E) (G) (H) (I)	710,000	0

		431,514

Diversified Telecommunication Services - 0.5%
AT&T, Inc. 3.40%, 05/15/2025	114,000	114,515
GTP Acquisition Partners I LLC 2.35%, 06/15/2045 (E)	40,000	39,581

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2019

Transamerica Balanced II

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2019

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Diversified Telecommunication Services (continued)
Hughes Satellite Systems Corp. 7.63%, 06/15/2021	$ 74,000	$ 78,995
Sprint Capital Corp. 6.88%, 11/15/2028	24,000	22,980
Verizon Communications, Inc.
3.50%, 11/01/2024	118,000	120,853
5.50%, 03/16/2047	164,000	195,213

		572,137

Electric Utilities - 0.6%
Appalachian Power Co. 3.40%, 06/01/2025	96,000	97,041
Cleveland Electric Illuminating Co. 5.95%, 12/15/2036	38,000	44,355
Duke Energy Corp. 3.75%, 04/15/2024 - 09/01/2046	197,000	184,225
Duke Energy Progress LLC 3.60%, 09/15/2047	70,000	66,498
Entergy Arkansas LLC 3.70%, 06/01/2024	53,000	54,941
Niagara Mohawk Power Corp. 4.88%, 08/15/2019 (E)	57,000	57,326
Oncor Electric Delivery Co. LLC
4.10%, 06/01/2022	10,000	10,360
5.30%, 06/01/2042	22,000	26,292
PacifiCorp
3.60%, 04/01/2024 (C)	67,000	69,177
5.75%, 04/01/2037	22,000	26,947
Public Service Electric & Gas Co. 3.00%, 05/15/2025, MTN	123,000	122,755

		759,917

Electronic Equipment, Instruments & Components - 0.2%
Arrow Electronics, Inc. 3.88%, 01/12/2028	114,000	110,457
Keysight Technologies, Inc. 4.55%, 10/30/2024	136,000	141,564

		252,021

Energy Equipment & Services - 0.1%
Schlumberger Holdings Corp. 3.90%, 05/17/2028 (E)	100,000	99,656
Schlumberger Investment SA 3.65%, 12/01/2023	29,000	29,964
Weatherford International, Ltd. 5.95%, 04/15/2042	35,000	22,050

		151,670

Equity Real Estate Investment Trusts - 0.8%
American Tower Trust #1 3.65%, 03/15/2048 (E)	120,000	119,969
CBL & Associates, LP 5.25%, 12/01/2023 (C)	139,000	98,690
EPR Properties 4.75%, 12/15/2026	104,000	107,167
HCP, Inc. 3.40%, 02/01/2025	75,000	75,038
Hospitality Properties Trust 5.00%, 08/15/2022	152,000	158,006
Kilroy Realty, LP 4.25%, 08/15/2029	155,000	158,199

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Equity Real Estate Investment Trusts (continued)
Realty Income Corp. 3.88%, 07/15/2024	$ 104,000	$ 108,330
VEREIT Operating Partnership, LP
3.95%, 08/15/2027	56,000	55,423
4.63%, 11/01/2025	35,000	36,307

		917,129

Food & Staples Retailing - 0.2%
Sysco Corp. 3.30%, 07/15/2026	70,000	69,588
Walmart, Inc. 3.63%, 12/15/2047	118,000	115,493

		185,081

Health Care Equipment & Supplies - 0.2%
Abbott Laboratories 3.75%, 11/30/2026	78,000	81,282
Boston Scientific Corp. 4.70%, 03/01/2049	73,000	76,757
Edwards Lifesciences Corp. 4.30%, 06/15/2028	71,000	74,366

		232,405

Health Care Providers & Services - 0.3%
Cigna Corp. 4.13%, 11/15/2025 (E)	58,000	59,950
Coventry Health Care, Inc. 5.45%, 06/15/2021	58,000	60,543
CVS Health Corp.
2.13%, 06/01/2021	50,000	49,202
4.10%, 03/25/2025	35,000	35,645
HCA Healthcare, Inc. 6.25%, 02/15/2021	50,000	52,437
HCA, Inc. 5.25%, 04/15/2025	50,000	53,547
Quest Diagnostics, Inc. 4.20%, 06/30/2029	102,000	104,549

		415,873

Household Durables - 0.1%
D.R. Horton, Inc. 4.38%, 09/15/2022	82,000	84,015
Whirlpool Corp. 4.75%, 02/26/2029	46,000	47,802

		131,817

Industrial Conglomerates - 0.0% (B)
General Electric Co. 6.88%, 01/10/2039, MTN	17,000	20,113

Insurance - 0.3%
Allstate Corp. 3.28%, 12/15/2026	78,000	79,070
Athene Global Funding 3.00%, 07/01/2022 (E)	81,000	80,920
CNA Financial Corp. 5.88%, 08/15/2020	78,000	80,996
Fidelity National Financial, Inc. 5.50%, 09/01/2022	52,000	55,013
Lincoln National Corp. 3.63%, 12/12/2026	74,000	75,073

		371,072

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2019

Transamerica Balanced II

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2019

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Interactive Media & Services - 0.2%
Baidu, Inc. 4.38%, 05/14/2024	$ 200,000	$ 208,201

Internet & Direct Marketing Retail - 0.1%
Booking Holdings, Inc. 3.60%, 06/01/2026	45,000	45,989
Expedia Group, Inc. 3.80%, 02/15/2028	72,000	70,904

		116,893

IT Services - 0.0% (B)
DXC Technology Co. 4.75%, 04/15/2027	57,000	59,856

Life Sciences Tools & Services - 0.1%
Thermo Fisher Scientific, Inc. 5.30%, 02/01/2044	86,000	98,980

Media - 0.2%
Clear Channel Worldwide Holdings, Inc. 6.50%, 11/15/2022	100,000	102,125
NBCUniversal Media LLC
4.38%, 04/01/2021	117,000	120,653
4.45%, 01/15/2043	42,000	43,615

		266,393

Metals & Mining - 0.2%
Anglo American Capital PLC 4.00%, 09/11/2027 (E)	200,000	196,550
Freeport-McMoRan, Inc. 3.88%, 03/15/2023	45,000	44,550

		241,100

Multi-Utilities - 0.1%
CMS Energy Corp.
3.88%, 03/01/2024	19,000	19,493
4.88%, 03/01/2044	29,000	31,807
Dominion Energy, Inc. 2.58%, 07/01/2020	69,000	68,712
Public Service Enterprise Group, Inc. 2.65%, 11/15/2022	8,000	7,926

		127,938

Oil, Gas & Consumable Fuels - 1.0%
Anadarko Petroleum Corp. 5.55%, 03/15/2026	68,000	76,499
BP Capital Markets PLC 3.12%, 05/04/2026 (C)	132,000	131,387
Energy Transfer Operating, LP 5.95%, 10/01/2043	31,000	32,952
Enterprise Products Operating LLC 4.25%, 02/15/2048	115,000	112,745
EOG Resources, Inc. 2.45%, 04/01/2020	78,000	77,811
Exxon Mobil Corp. 3.04%, 03/01/2026	52,000	52,262
Kinder Morgan Energy Partners, LP 4.15%, 02/01/2024	58,000	60,087
Nexen, Inc. 5.88%, 03/10/2035	10,000	11,901
Petrobras Global Finance BV 6.25%, 03/17/2024	50,000	53,773

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Oil, Gas & Consumable Fuels (continued)
Petroleos Mexicanos 3.50%, 01/30/2023	$ 140,000	$ 134,624
Petronas Capital, Ltd. 5.25%, 08/12/2019 (E)	100,000	100,642
Sabine Pass Liquefaction LLC 4.20%, 03/15/2028	46,000	46,594
Shell International Finance BV
2.50%, 09/12/2026	114,000	109,892
3.75%, 09/12/2046	34,000	33,529
TransCanada PipeLines, Ltd.
3.75%, 10/16/2023	32,000	32,836
4.63%, 03/01/2034	31,000	32,203
Western Midstream Operating, LP 5.38%, 06/01/2021	67,000	69,604
Williams Cos., Inc.
5.40%, 03/04/2044	31,000	32,996
7.88%, 09/01/2021	29,000	32,053

		1,234,390

Pharmaceuticals - 0.3%
AstraZeneca PLC 4.00%, 01/17/2029 (C)	28,000	29,221
Bayer Finance LLC 3.00%, 10/08/2021 (E)	200,000	198,771
Merck & Co., Inc. 3.40%, 03/07/2029	46,000	46,892
Mylan, Inc. 4.55%, 04/15/2028	76,000	74,268

		349,152

Road & Rail - 0.0% (B)
Burlington Northern Santa Fe LLC
3.00%, 03/15/2023	15,000	15,152
3.75%, 04/01/2024	10,000	10,425

		25,577

Semiconductors & Semiconductor Equipment - 0.3%
Intel Corp. 2.88%, 05/11/2024	127,000	127,627
KLA-Tencor Corp. 4.10%, 03/15/2029	68,000	69,953
Lam Research Corp. 3.75%, 03/15/2026	78,000	80,079
NXP BV / NXP Funding LLC 4.88%, 03/01/2024 (E)	38,000	40,207
QUALCOMM, Inc. 3.25%, 05/20/2027	66,000	65,627

		383,493

Software - 0.1%
Microsoft Corp. 3.30%, 02/06/2027	45,000	46,131
Tencent Holdings, Ltd. 3.28%, 04/11/2024 (E)	97,000	97,122

		143,253

Technology Hardware, Storage & Peripherals - 0.2%
Apple, Inc. 2.85%, 02/23/2023	92,000	92,592
Dell International LLC / EMC Corp. 6.02%, 06/15/2026 (E)	66,000	71,509

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2019

Transamerica Balanced II

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2019

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Technology Hardware, Storage & Peripherals (continued)
Western Digital Corp. 4.75%, 02/15/2026 (C)	$ 120,000	$ 115,800

		279,901

Tobacco - 0.2%
Altria Group, Inc.
3.80%, 02/14/2024	48,000	48,895
4.40%, 02/14/2026	47,000	48,546
RJ Reynolds Tobacco Co. 8.13%, 06/23/2019	92,000	92,680

		190,121

Transportation Infrastructure - 0.0% (B)
Penske Truck Leasing Co., LP / PTL Finance Corp. 3.45%, 07/01/2024 (E) (J)	53,000	53,024

Wireless Telecommunication Services - 0.3%
America Movil SAB de CV 3.13%, 07/16/2022	200,000	201,024
Crown Castle Towers LLC
3.22%, 05/15/2042 (E)	42,000	42,155
3.72%, 07/15/2043 (E)	105,000	106,673
Sprint Corp. 7.88%, 09/15/2023	42,000	43,752

		393,604

Total Corporate Debt Securities (Cost $15,934,939)		15,992,228

FOREIGN GOVERNMENT OBLIGATIONS - 0.5%
Colombia - 0.1%
Colombia Government International Bond 4.50%, 01/28/2026	200,000	210,200

Indonesia - 0.2%
Indonesia Government International Bond 5.38%, 10/17/2023 (E)	200,000	217,137

Mexico - 0.1%
Mexico Government International Bond 3.75%, 01/11/2028	116,000	113,877

Peru - 0.1%
Peru Government International Bond 7.35%, 07/21/2025	100,000	124,551

Total Foreign Government Obligations (Cost $658,753)		665,765

MORTGAGE-BACKED SECURITIES - 4.3%
Alternative Loan Trust Series 2007-22, Class 2A16, 6.50%, 09/25/2037	176,388	118,492
BB-UBS Trust
Series 2012-TFT, Class A,
2.89%, 06/05/2030 (E)	140,000	139,371
Series 2012-TFT, Class C,
3.58% (D), 06/05/2030 (E)	315,000	309,067
BBCMS Trust Series 2013-TYSN, Class B, 4.04%, 09/05/2032 (E)	245,000	247,279
Caesars Palace Las Vegas Trust Series 2017-VICI, Class A, 3.53%, 10/15/2034 (E)	250,000	254,826

	Principal	Value
MORTGAGE-BACKED SECURITIES (continued)
Citigroup Commercial Mortgage Trust
Series 2014-GC19, Class A3,
3.75%, 03/10/2047	$ 24,969	$ 25,852
Series 2014-GC19, Class A4,
4.02%, 03/10/2047	65,000	68,050
Series 2015-GC27, Class B,
3.77%, 02/10/2048	157,700	159,317
Citigroup Mortgage Loan Trust, Inc.
Series 2015-A, Class A1,
3.50% (D), 06/25/2058 (E)	85,838	86,249
Series 2018-RP1, Class A1,
3.00% (D), 09/25/2064 (E)	87,781	87,136
COMM Mortgage Trust
Series 2013-CR11, Class AM,
4.72% (D), 08/10/2050	20,000	21,301
Series 2013-GAM, Class A2,
3.37%, 02/10/2028 (E)	100,000	99,962
Series 2013-WWP, Class B,
3.73%, 03/10/2031 (E)	100,000	103,735
Series 2015-3BP, Class A,
3.18%, 02/10/2035 (E)	210,000	212,101
Series 2016-GCT, Class C,
3.58% (D), 08/10/2029 (E)	100,000	99,549
Commercial Mortgage Pass-Through Certificates Series 2012-LTRT, Class A2, 3.40%, 10/05/2030 (E)	132,000	131,798
Core Industrial Trust Series 2015-CALW, Class B, 3.25%, 02/10/2034 (E)	225,000	226,085
Credit Suisse Mortgage Capital Certificates Series 2009-11R, Class 5A1, 3.75% (D), 08/26/2036 (E)	11,140	11,171
CSMC Trust
Series 2014-4R, Class 21A1,
1-Month LIBOR + 0.33%, 3.15% (D), 12/27/2035 (E)	144,235	143,075
GMACM Mortgage Loan Trust Series 2005-AR1, Class 3A, 4.71% (D), 03/18/2035	67,357	69,123
GS Mortgage Securities Trust Series 2013-G1, Class A2, 3.56% (D), 04/10/2031 (E)	285,000	287,903
Impac CMB Trust
Series 2004-6, Class 1A1,
1-Month LIBOR + 0.80%, 3.28% (D), 10/25/2034	48,663	47,817
IndyMac INDX Mortgage Loan Trust Series 2007-AR15, Class 2A1, 3.79% (D), 08/25/2037	131,281	113,090
Merrill Lynch Mortgage Investors Trust
Series 2003-F, Class A1,
1-Month LIBOR + 0.64%, 3.12% (D), 10/25/2028	26,582	26,405
Morgan Stanley Capital Barclays Bank Trust Series 2016-MART, Class A, 2.20%, 09/13/2031 (E)	360,000	355,444

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2019

Transamerica Balanced II

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2019

(unaudited)

	Principal	Value
MORTGAGE-BACKED SECURITIES (continued)
Morgan Stanley Resecuritization Trust Series 2014-R3, Class 2A, 2.98% (D), 07/26/2048 (E)	$ 136,482	$ 133,756
Motel 6 Trust
Series 2017-MTL6, Class C,
1-Month LIBOR + 1.40%, 3.87% (D), 08/15/2034 (E)	367,311	367,539
Nationstar Mortgage Loan Trust Series 2013-A, Class A, 3.75% (D), 12/25/2052 (E)	72,194	73,089
New Residential Mortgage Loan Trust
Series 2014-1A, Class A,
3.75% (D), 01/25/2054 (E)	33,301	33,726
Series 2014-2A, Class A3,
3.75% (D), 05/25/2054 (E)	83,698	84,520
Series 2014-3A, Class AFX3,
3.75% (D), 11/25/2054 (E)	60,095	60,929
Series 2016-3A, Class A1B,
3.25% (D), 09/25/2056 (E)	57,873	57,933
Series 2017-1A, Class A1,
4.00% (D), 02/25/2057 (E)	120,544	123,192
Series 2017-3A, Class A1,
4.00% (D), 04/25/2057 (E)	205,392	210,375
Series 2017-4A, Class A1,
4.00% (D), 05/25/2057 (E)	81,437	83,567
One Market Plaza Trust Series 2017-1MKT, Class A, 3.61%, 02/10/2032 (E)	195,000	199,209
Queens Center Mortgage Trust Series 2013-QCA, Class D, 3.59% (D), 01/11/2037 (E)	130,000	127,742
Structured Asset Mortgage Investments II Trust
Series 2003-AR4, Class A1,
1-Month LIBOR + 0.70%, 3.19% (D), 01/19/2034	65,244	63,925
UBS-BAMLL Trust Series 2012-WRM, Class A, 3.66%, 06/10/2030 (E)	225,000	227,992

Total Mortgage-Backed Securities (Cost $5,334,558)		5,291,692

MUNICIPAL GOVERNMENT OBLIGATIONS - 0.3%
California - 0.2%
Los Angeles Community College District, General Obligation Unlimited, 6.60%, 08/01/2042	15,000	21,263
State of California, General Obligation Unlimited
7.30%, 10/01/2039	50,000	72,684
7.60%, 11/01/2040	55,000	85,753
7.95%, 03/01/2036	95,000	98,997
University of California, Revenue Bonds, Series AD, 4.86%, 05/15/2112	10,000	10,934

		289,631

Georgia - 0.0% (B)
Municipal Electric Authority of Georgia, Revenue Bonds, Series A, 6.64%, 04/01/2057	10,000	11,031

	Principal	Value
MUNICIPAL GOVERNMENT OBLIGATIONS (continued)
New Jersey - 0.0% (B)
New Jersey Turnpike Authority, Revenue Bonds, Series F, 7.41%, 01/01/2040	$ 14,000	$ 21,007

New York - 0.1%
Metropolitan Transportation Authority, Revenue Bonds, Series E, 6.81%, 11/15/2040	15,000	20,369
New York City Water & Sewer System, Revenue Bonds, Series CC, 5.88%, 06/15/2044	15,000	20,071
New York State Dormitory Authority, Revenue Bonds, Series H, 5.39%, 03/15/2040	10,000	11,861
Port Authority of New York & New Jersey, Revenue Bonds, Series 181, 4.96%, 08/01/2046	20,000	23,984

		76,285

Total Municipal Government Obligations (Cost $395,700)		397,954

U.S. GOVERNMENT AGENCY OBLIGATIONS - 7.6%
Federal Home Loan Mortgage Corp.
12-Month LIBOR + 1.90%, 5.03% (D), 02/01/2041	7,671	8,022
5.50%, 06/01/2041	20,478	22,418
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates
2.89%, 06/25/2027	466,553	469,262
3.01%, 07/25/2025	388,000	393,392
3.06% (D), 08/25/2024	405,000	411,656
3.53% (D), 07/25/2023	157,000	162,733
Federal National Mortgage Association
2.50%, TBA (J)	348,000	344,343
3.00%, TBA (J)	2,740,000	2,721,520
3.33% (D), 10/25/2023	52,851	54,381
3.50%, 11/01/2028 - 01/01/2029	83,663	85,729
3.50%, TBA (J)	2,368,000	2,389,414
4.00%, 10/01/2025 - 06/01/2042	55,198	57,111
4.00%, TBA (J)	1,017,000	1,043,656
4.50%, 02/01/2025 - 06/01/2026	67,220	69,210
12-Month LIBOR + 1.75%, 4.81% (D), 03/01/2041	5,235	5,442
12-Month LIBOR + 1.82%, 4.91% (D), 03/01/2041	2,313	2,429
5.00%, 04/01/2039 - 11/01/2039	189,173	204,444
5.00%, TBA (J)	113,000	119,098
5.50%, 09/01/2036 - 12/01/2041	264,610	294,145
6.00%, 02/01/2038 - 06/01/2041	279,910	313,593
6.50%, 05/01/2040	37,841	42,998
Government National Mortgage Association, Interest Only STRIPS 0.78% (D), 02/16/2053	181,527	8,691

Total U.S. Government Agency Obligations (Cost $9,238,315)		9,223,687

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2019

Transamerica Balanced II

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2019

(unaudited)

	Principal	Value
U.S. GOVERNMENT OBLIGATIONS - 9.7%
U.S. Treasury - 8.5%
U.S. Treasury Bond
2.25%, 08/15/2046	$ 194,000	$ 168,932
2.50%, 02/15/2045 - 05/15/2046	514,000	473,854
2.75%, 08/15/2042 - 11/15/2047	1,013,500	984,886
2.88%, 08/15/2045	166,000	164,476
3.00%, 05/15/2042 - 08/15/2048	276,100	280,390
3.13%, 05/15/2048	17,000	17,611
3.50%, 02/15/2039	480,000	534,619
3.63%, 02/15/2044	1,105,300	1,244,758
4.50%, 02/15/2036	69,000	86,051
4.75%, 02/15/2037	670,000	865,373
5.25%, 02/15/2029	177,000	218,920
U.S. Treasury Note
1.00%, 11/30/2019	225,400	223,516
1.13%, 06/30/2021 - 09/30/2021	255,000	248,693
1.50%, 08/15/2026	320,000	300,425
1.63%, 08/15/2022 - 05/15/2026	356,800	346,331
1.75%, 09/30/2019 - 11/30/2021	504,000	500,950
1.88%, 11/30/2021	155,000	153,565
2.00%, 02/28/2021 - 02/15/2025	604,000	597,077
2.25%, 11/15/2027	215,300	211,616
2.38%, 02/29/2024	61,000	61,279
2.50%, 12/31/2020 - 08/15/2023	425,000	427,867
2.63%, 08/15/2020 - 02/15/2029	1,281,900	1,293,253
2.88%, 05/15/2028 - 08/15/2028	728,200	750,912
3.13%, 11/15/2028	259,500	273,103

		10,428,457

U.S. Treasury Inflation-Protected Securities - 1.2%
U.S. Treasury Inflation-Indexed Bond
1.75%, 01/15/2028	86,870	95,752
2.50%, 01/15/2029	321,047	379,579
U.S. Treasury Inflation-Indexed Note 0.63%, 01/15/2024	933,795	943,911

		1,419,242

Total U.S. Government Obligations (Cost $11,814,779)		11,847,699

COMMERCIAL PAPER - 4.9%
Banks - 0.3%
Concord Minutemen Capital Co. 2.60% (K), 07/08/2019	375,000	373,194

Capital Markets - 0.3%
Cedar Springs Capital Co. LLC 2.65% (K), 06/05/2019	300,000	299,242

Diversified Financial Services - 3.8%
Anglesea Funding PLC 2.70% (K), 05/20/2019	225,000	224,686
Atlantic Asset Securitization LLC 2.61% (K), 06/24/2019	535,000	532,946

	Principal	Value
COMMERCIAL PAPER (continued)
Diversified Financial Services (continued)
Barton Capital Corp. 2.62% (K), 07/02/2019	$ 250,000	$ 248,893
Cancara Asset Securitisation LLC 2.64% (K), 06/19/2019	550,000	548,061
Chariot Funding LLC 2.59% (K), 06/21/2019	500,000	498,201
Ciesco LLC 2.63% (K), 05/08/2019	350,000	349,824
Gotham Funding Corp. 2.60% (K), 05/20/2019	250,000	249,664
Le Fayette Asset Securitization LLC 2.59% (K), 07/02/2019	500,000	497,813
LMA SA / LMA Americas LLC 2.60% (K), 06/10/2019	250,000	249,292
Nieuw Amsterdam Receivables Corp. 2.59% (K), 05/08/2019	550,000	549,727
Old Line Funding LLC 2.56% (K), 07/29/2019	300,000	298,138
Sheffield Receivable 2.67% (K), 05/20/2019	400,000	399,447

		4,646,692

Equity Real Estate Investment Trusts - 0.2%
Simon Property Group, Inc. 2.62% (K), 05/08/2019	275,000	274,863

Machinery - 0.3%
Caterpillar Financial Services Corp. 2.61% (K), 06/17/2019	400,000	398,663

Total Commercial Paper (Cost $5,992,654)		5,992,654

SHORT-TERM U.S. GOVERNMENT OBLIGATIONS - 0.7%
U.S. Treasury Bill
2.41% (K), 05/09/2019	101,000	100,947
2.43% (K), 07/05/2019	705,000	701,969

Total Short-Term U.S. Government Obligations (Cost $802,916)		802,916

	Shares	Value
OTHER INVESTMENT COMPANY - 0.7%
Securities Lending Collateral - 0.7%
State Street Navigator Securities Lending Trust - Government Money Market Portfolio, 2.51% (K)	892,282	892,282

Total Other Investment Company (Cost $892,282)		892,282

Total Investments (Cost $118,556,407)		128,301,032
Net Other Assets (Liabilities) - (5.1)%		(6,210,104)

Net Assets - 100.0%		$ 122,090,928

FUTURES CONTRACTS:
Description	Long/Short	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation	Unrealized Depreciation
S&P 500® E-Mini Index	Long	6	06/21/2019	$873,762	$884,550	$10,788	$—

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2019

Transamerica Balanced II

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2019

(unaudited)

SECURITY VALUATION:

Valuation Inputs (L)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs (M)	Value
ASSETS
Investments
Common Stocks	$72,959,610	$—	$—	$72,959,610
Preferred Stocks	99,629	—	—	99,629
Asset-Backed Securities	—	4,134,916	—	4,134,916
Corporate Debt Securities	—	15,992,228	0	15,992,228
Foreign Government Obligations	—	665,765	—	665,765
Mortgage-Backed Securities	—	5,291,692	—	5,291,692
Municipal Government Obligations	—	397,954	—	397,954
U.S. Government Agency Obligations	—	9,223,687	—	9,223,687
U.S. Government Obligations	—	11,847,699	—	11,847,699
Commercial Paper	—	5,992,654	—	5,992,654
Short-Term U.S. Government Obligations	—	802,916	—	802,916
Other Investment Company	892,282	—	—	892,282

Total Investments	$73,951,521	$54,349,511	$0	$128,301,032

Other Financial Instruments
Futures Contracts (N)	$10,788	$—	$—	$10,788

Total Other Financial Instruments	$10,788	$—	$—	$10,788

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	Non-income producing securities.
(B)	Percentage rounds to less than 0.1% or (0.1)%.
(C)	All or a portion of the securities are on loan. The total value of all securities on loan is $872,509. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(D)	Floating or variable rate securities. The rates disclosed are as of April 30, 2019. For securities based on a published reference rate and spread, the reference rate and spread are indicated within the description. Variable rate securities with a floor or ceiling feature are disclosed at the inherent rate, where applicable. Certain variable rate securities are not based on a published reference rate and spread, but are determined by the issuer or agent and are based on current market conditions; these securities do not indicate a reference rate and spread in the description.
(E)	Securities are registered pursuant to Rule 144A of the Securities Act of 1933. Unless otherwise indicated, the securities are deemed to be liquid for purposes of compliance limitations on holdings of illiquid securities and may be resold as transactions exempt from registration, normally to qualified institutional buyers. At April 30, 2019, the total value of 144A securities is $11,997,637, representing 9.8% of the Fund’s net assets.
(F)	Perpetual maturity. The date displayed is the next call date.
(G)	Security deemed worthless.
(H)	Fair valued as determined in good faith in accordance with procedures established by the Board. At April 30, 2019, the value of the security is $0, representing 0.0% of the Fund’s net assets.
(I)	Security is Level 3 of the fair value hierarchy.
(J)	When-issued, delayed-delivery and/or forward commitment (including TBAs) securities. Securities to be settled and delivered after April 30, 2019. Securities may display a coupon rate of 0.00%, as the rate is to be determined at time of settlement.
(K)	Rates disclosed reflect the yields at April 30, 2019.
(L)	There were no transfers in or out of Level 3 during the six-month period ended April 30, 2019. Please reference the Security Valuation section of the Notes to Financial Statements for more information regarding security valuation and pricing inputs.
(M)	Level 3 securities were not considered significant to the Fund.
(N)	Futures contracts and/or forward foreign currency contracts are valued at unrealized appreciation (depreciation).

PORTFOLIO ABBREVIATIONS:

LIBOR	London Interbank Offered Rate
MTN	Medium Term Note
STRIPS	Separate Trading of Registered Interest and Principal of Securities
TBA	To Be Announced

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2019

Transamerica Bond

SCHEDULE OF INVESTMENTS

At April 30, 2019

(unaudited)

	Principal	Value
ASSET-BACKED SECURITIES - 13.5%
321 Henderson Receivables VI LLC Series 2010-1A, Class A, 5.56%, 07/15/2059 (A)	$ 888,372	$ 959,909
Access Point Funding I LLC Series 2017-A, Class A, 3.06%, 04/15/2029 (A)	247,401	246,688
Battalion CLO XII, Ltd.
Series 2018-12A, Class A1,
3-Month LIBOR + 1.07%, 3.75% (B), 05/17/2031 (A)	2,500,000	2,453,575
Benefit Street Partners CLO VII, Ltd.
Series 2015-VIIA, Class A2R,
3-Month LIBOR + 1.20%, 3.80% (B), 07/18/2027 (A)	525,000	519,910
BRE Grand Islander Timeshare Issuer LLC Series 2017-1A, Class A, 2.94%, 05/25/2029 (A)	323,532	321,120
BXG Receivables Note Trust Series 2015-A, Class A, 2.88%, 05/02/2030 (A)	1,512,695	1,490,738
CIFC Funding, Ltd.
Series 2015-2A, Class BR,
3-Month LIBOR + 1.25%, 3.85% (B), 04/15/2027 (A)	2,810,000	2,784,336
Countrywide Asset-Backed Certificates
Series 2002-S3, Class A5,
4.93% (B), 05/25/2032	31,899	31,545
Series 2006-6, Class 2A3,
1-Month LIBOR + 0.28%, 2.76% (B), 09/25/2036	819,807	818,434
GSAA Home Equity Trust
Series 2006-1, Class A3,
1-Month LIBOR + 0.33%, 2.81% (B), 01/25/2036	1,506,228	1,006,125
GSAMP Trust
Series 2006-HE1, Class A2D,
1-Month LIBOR + 0.31%, 2.79% (B), 01/25/2036	227,573	227,748
Hertz Vehicle Financing II, LP Series 2017-2A, Class A, 3.29%, 10/25/2023 (A)	1,100,000	1,103,341
Hilton Grand Vacations Trust
Series 2013-A, Class A,
2.28%, 01/25/2026 (A)	47,570	47,476
Series 2018-AA, Class C,
4.00%, 02/25/2032 (A)	1,541,503	1,562,344
Jamestown CLO IV, Ltd.
Series 2014-4A, Class A2R,
3-Month LIBOR + 1.35%, 3.95% (B), 07/15/2026 (A)	2,650,000	2,639,456
JGWPT XXIII LLC Series 2011-1A, Class A, 4.70%, 10/15/2056 (A)	1,745,951	1,856,602
Lehman XS Trust
Series 2005-8, Class 1A3,
1-Month LIBOR + 0.35%, 2.83% (B), 12/25/2035	1,299,179	1,319,941

	Principal	Value
ASSET-BACKED SECURITIES (continued)
Mountain View CLO, Ltd.
Series 2014-1A, Class BRR,
3-Month LIBOR + 1.45%, 4.05% (B), 10/15/2026 (A)	$ 2,000,000	$ 1,983,458
New Residential Advanced Receivables Trust
Series 2016-T2, Class AT2,
2.58%, 10/15/2049 (A)	900,000	897,916
Series 2016-T2, Class BT2,
3.02%, 10/15/2049 (A)	106,250	105,896
Series 2016-T2, Class CT2,
3.51%, 10/15/2049 (A)	162,500	161,989
Series 2017-T1, Class AT1,
3.21%, 02/15/2051 (A)	9,400,000	9,419,856
Series 2017-T1, Class CT1,
3.71%, 02/15/2051 (A)	1,622,000	1,611,033
NRZ Advance Receivables Trust
Series 2016-T3, Class AT3,
2.83%, 10/16/2051 (A)	4,850,000	4,824,364
Series 2016-T4, Class AT4,
3.11%, 12/15/2050 (A)	5,050,000	5,052,886
Series 2016-T5, Class AT5,
3.33%, 12/15/2051 (A)	4,200,000	4,229,716
Ocwen Master Advance Receivables Trust
Series 2016-T2, Class CT2,
3.81%, 08/16/2049 (A)	1,600,000	1,599,808
Series 2018-T1, Class AT1,
3.30%, 08/15/2049 (A)	1,810,000	1,810,217
Series 2018-T1, Class DT1,
4.24%, 08/15/2049 (A)	3,175,000	3,175,381
Series 2018-T2, Class AT2,
3.60%, 08/15/2050 (A)	785,000	788,587
Series 2018-T2, Class BT2,
3.94%, 08/15/2050 (A)	200,000	200,908
Orange Lake Timeshare Trust
Series 2014-AA, Class A,
2.29%, 07/09/2029 (A)	312,737	309,371
Series 2016-A, Class A,
2.61%, 03/08/2029 (A)	841,941	833,309
Series 2018-A, Class C,
3.74%, 11/08/2030 (A)	1,603,136	1,611,505
OZLM Funding IV, Ltd.
Series 2013-4A, Class A2R,
3-Month LIBOR + 1.70%, 4.29% (B), 10/22/2030 (A)	3,000,000	2,978,904
SBA Tower Trust Series 2014-1A, Class C, 2.90% (B), 10/15/2044 (A)	3,245,000	3,241,756
Sierra Timeshare Receivables Funding LLC
Series 2018-3A, Class A,
3.69%, 09/20/2035 (A)	2,371,912	2,407,853
Series 2018-3A, Class D,
5.20%, 09/20/2035 (A)	1,059,156	1,075,978
Series 2019-1A, Class B,
3.42%, 01/20/2036 (A)	1,899,441	1,911,265
SoFi Consumer Loan Program LLC Series 2017-1, Class A, 3.28%, 01/26/2026 (A)	663,312	666,594

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2019

Transamerica Bond

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2019

(unaudited)

	Principal	Value
ASSET-BACKED SECURITIES (continued)
Soundview Home Loan Trust
Series 2006-3, Class A3,
1-Month LIBOR + 0.16%, 2.64% (B), 11/25/2036	$ 1,305,686	$ 1,290,310
Spirit Master Funding LLC
Series 2014-1A, Class A2,
5.37%, 07/20/2040 (A)	1,217,418	1,237,832
Series 2014-3A, Class A,
5.74%, 03/20/2042 (A)	4,518,026	4,719,340
Series 2014-4A, Class A1,
3.50%, 01/20/2045 (A)	1,250,685	1,246,915
Series 2017-1A, Class A,
4.36%, 12/20/2047 (A)	1,736,112	1,770,312
SpringCastle America Funding LLC Series 2016-AA, Class A, 3.05%, 04/25/2029 (A)	1,229,838	1,228,977
SPS Servicer Advance Receivables Trust
Series 2018-T1, Class AT1,
3.62%, 10/17/2050 (A)	3,450,000	3,474,551
Series 2018-T1, Class CT1,
4.16%, 10/17/2050 (A)	1,000,000	1,007,755
STORE Master Funding I LLC Series 2015-1A, Class A1, 3.75%, 04/20/2045 (A)	4,377,660	4,387,536
STORE Master Funding LLC Series 2013-3A, Class A2, 5.21%, 11/20/2043 (A)	610,044	644,504
TICP CLO I, Ltd.
Series 2015-1A, Class BR,
3-Month LIBOR + 1.30%, 3.89% (B), 07/20/2027 (A)	1,440,000	1,419,042
TICP CLO III, Ltd.
Series 2018-3R, Class B,
3-Month LIBOR + 1.35%, 3.94% (B), 04/20/2028 (A)	1,250,000	1,230,954
Towd Point Mortgage Trust
Series 2016-4, Class A1,
2.25% (B), 07/25/2056 (A)	373,652	366,952
Series 2017-1, Class A1,
2.75% (B), 10/25/2056 (A)	947,302	934,384
Series 2017-3, Class A1,
2.75%, 07/25/2057 (A)	1,498,876	1,478,669
Series 2017-4, Class A1,
2.75% (B), 06/25/2057 (A)	1,433,610	1,413,173
Series 2017-6, Class A1,
2.75% (B), 10/25/2057 (A)	2,927,446	2,902,200
Series 2018-2, Class A1,
3.25% (B), 03/25/2058 (A)	2,886,557	2,893,581
Series 2018-3, Class A1,
3.75% (B), 05/25/2058 (A)	5,860,081	5,948,515
Series 2018-5, Class A1A,
3.25% (B), 07/25/2058 (A)	3,735,452	3,728,398
Series 2019-1, Class A1,
3.75% (B), 03/25/2058 (A)	1,841,126	1,872,406
Trafigura Securitisation Finance PLC Series 2018-1A, Class A2, 3.73%, 03/15/2022 (A)	3,090,000	3,117,390

	Principal	Value
ASSET-BACKED SECURITIES (continued)
Truman Capital Mortgage Loan Trust
Series 2005-1, Class A,
1-Month LIBOR + 0.43%, 2.91% (B), 03/25/2037 (A)	$ 35,321	$ 35,963
Welk Resorts LLC Series 2015-AA, Class A, 2.79%, 06/16/2031 (A)	822,975	815,749
Wellfleet CLO, Ltd.
Series 2016-1A, Class CR,
3-Month LIBOR + 2.00%, 4.59% (B), 04/20/2028 (A)	2,450,000	2,421,014

Total Asset-Backed Securities (Cost $119,593,696)		121,874,260

CORPORATE DEBT SECURITIES - 47.1%
Aerospace & Defense - 0.2%
Bombardier, Inc. 7.50%, 03/15/2025 (A) (C)	430,000	431,613
Embraer Netherlands Finance BV 5.40%, 02/01/2027	690,000	740,887
Northrop Grumman Corp. 3.20%, 02/01/2027	738,000	727,413

		1,899,913

Airlines - 1.6%
America West Airlines Pass-Through Trust 8.06%, 01/02/2022	654,223	686,136
American Airlines Pass-Through Trust
3.70%, 04/01/2028	1,413,611	1,421,103
4.00%, 01/15/2027	2,171,868	2,214,871
Continental Airlines Pass-Through Trust 6.90%, 10/19/2023	122,257	127,245
Delta Air Lines Pass-Through Trust
3.20%, 10/25/2025	1,655,000	1,678,052
4.75%, 11/07/2021	1,205,239	1,223,040
6.82%, 02/10/2024	1,389,969	1,516,457
Northwest Airlines Pass-Through Trust 7.03%, 05/01/2021	792,933	807,681
United Airlines Pass-Through Trust
3.75%, 03/03/2028	1,654,978	1,673,348
4.30%, 02/15/2027	898,868	932,154
United Continental Holdings, Inc. 4.25%, 10/01/2022	1,500,000	1,513,125
US Airways Pass-Through Trust 3.95%, 05/15/2027	316,073	321,961
Virgin Australia Pass-Through Trust 5.00%, 04/23/2025 (A)	239,722	244,995

		14,360,168

Auto Components - 0.4%
Panther BF Aggregator 2, LP / Panther Finance Co., Inc. 6.25%, 05/15/2026 (A)	1,808,000	1,882,580
Weichai International Hong Kong Energy Group Co., Ltd.
Fixed until 09/14/2022 (D), 3.75% (B) (E)	1,600,000	1,544,525

		3,427,105

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2019

Transamerica Bond

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2019

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Automobiles - 0.4%
Ford Motor Co. 4.35%, 12/08/2026 (C)	$ 1,154,000	$ 1,135,572
General Motors Co. 6.25%, 10/02/2043	1,982,000	2,088,769

		3,224,341

Banks - 6.6%
AIB Group PLC
Fixed until 04/10/2024, 4.26% (B), 04/10/2025 (A)	2,390,000	2,414,426
Bank of America Corp.
Fixed until 01/23/2025, 3.37% (B), 01/23/2026	1,320,000	1,321,118
Fixed until 12/20/2027, 3.42% (B), 12/20/2028	5,361,000	5,264,570
5.88%, 02/07/2042, MTN	567,000	710,102
Barclays Bank PLC 10.18%, 06/12/2021 (A)	2,164,000	2,447,269
Barclays PLC
Fixed until 05/07/2024, 3.93% (B), 05/07/2025	2,016,000	2,016,000
BBVA Bancomer SA 6.50%, 03/10/2021 (A) (C)	4,600,000	4,813,026
BNP Paribas SA
Fixed until 03/14/2022 (D), 6.75% (A) (B)	1,952,000	2,017,880
CIT Group, Inc. 4.13%, 03/09/2021	130,000	131,788
Citigroup, Inc.
Fixed until 04/24/2024, 3.35% (B), 04/24/2025	1,013,000	1,018,157
Fixed until 01/10/2027, 3.89% (B), 01/10/2028	4,034,000	4,111,614
Fixed until 01/30/2023 (D), 5.95% (B) (C)	5,035,000	5,217,519
Commerzbank AG 8.13%, 09/19/2023 (A)	2,281,000	2,608,132
Cooperatieve Rabobank UA
Fixed until 06/30/2019 (D), 11.00% (A) (B)	1,071,000	1,083,959
Credit Agricole SA 3.25%, 10/04/2024 (A)	2,143,000	2,121,760
Discover Bank 3.45%, 07/27/2026	2,572,000	2,515,497
First Horizon National Corp. 3.50%, 12/15/2020	1,320,000	1,329,871
HSBC Holdings PLC
Fixed until 09/17/2024 (D), 6.38% (B)	2,805,000	2,878,631
ING Bank NV 5.80%, 09/25/2023 (A)	724,000	790,527
Intesa Sanpaolo SpA 5.02%, 06/26/2024 (A)	595,000	574,201
JPMorgan Chase & Co.
Fixed until 07/23/2023, 3.80% (B), 07/23/2024	2,980,000	3,059,433
4.13%, 12/15/2026	2,502,000	2,590,410

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Banks (continued)
Royal Bank of Scotland Group PLC
3-Month LIBOR + 1.55%, 4.15% (B), 06/25/2024	$ 1,221,000	$ 1,216,934
Toronto-Dominion Bank
Fixed until 09/15/2026, 3.63% (B), 09/15/2031 (C)	1,115,000	1,100,893
UniCredit SpA 6.57%, 01/14/2022 (A)	1,409,000	1,484,816
Wells Fargo & Co.
3-Month LIBOR + 3.77%, 6.38% (B), 06/15/2019 (D)	4,558,000	4,580,790
Wells Fargo Bank NA 5.95%, 08/26/2036	459,000	555,143

		59,974,466

Beverages - 2.1%
Anheuser-Busch Cos. LLC / Anheuser-Busch InBev Worldwide, Inc. 3.65%, 02/01/2026 (A)	2,446,000	2,454,006
Anheuser-Busch InBev Worldwide, Inc.
4.44%, 10/06/2048	844,000	803,252
4.75%, 01/23/2029	3,118,000	3,338,469
Constellation Brands, Inc.
2.65%, 11/07/2022	2,509,000	2,481,567
3.70%, 12/06/2026	1,624,000	1,632,046
Cott Holdings, Inc. 5.50%, 04/01/2025 (A)	3,260,000	3,300,750
Pernod Ricard SA
4.45%, 01/15/2022 (A)	3,980,000	4,124,154
5.75%, 04/07/2021 (A)	777,000	817,457

		18,951,701

Biotechnology - 0.3%
AbbVie, Inc. 3.20%, 05/14/2026	1,092,000	1,059,478
Biogen, Inc. 4.05%, 09/15/2025	1,647,000	1,693,548

		2,753,026

Building Products - 0.9%
Associated Materials LLC / AMH New Finance, Inc. 9.00%, 01/01/2024 (A)	2,272,000	2,135,680
Builders FirstSource, Inc. 5.63%, 09/01/2024 (A)	2,958,000	2,965,395
Owens Corning 4.20%, 12/15/2022	3,242,000	3,330,709

		8,431,784

Capital Markets - 2.8%
Ameriprise Financial, Inc. 3.00%, 03/22/2022	515,000	516,932
Bank of New York Mellon Corp.
Fixed until 06/20/2020 (D), 4.95% (B)	1,556,000	1,577,395
Charles Schwab Corp.
3.20%, 03/02/2027	2,314,000	2,329,091
Fixed until 12/01/2027 (D), 5.00% (B)	2,104,000	2,040,880

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2019

Transamerica Bond

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2019

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Capital Markets (continued)
Credit Suisse Group AG
Fixed until 06/12/2023, 4.21% (B), 06/12/2024 (A)	$ 1,104,000	$ 1,137,140
Fixed until 09/12/2025 (D), 7.25% (A) (B) (C)	2,563,000	2,664,238
Fixed until 07/17/2023 (D), 7.50% (A) (B)	1,848,000	1,947,275
Goldman Sachs Group, Inc.
5.25%, 07/27/2021	2,315,000	2,434,084
Fixed until 05/10/2020 (D), 5.38% (B)	2,768,000	2,832,411
Lazard Group LLC 4.50%, 09/19/2028	1,302,000	1,346,357
Morgan Stanley
3.13%, 01/23/2023, MTN	755,000	757,946
Fixed until 07/15/2019 (D), 5.45% (B)	2,425,000	2,428,031
UBS AG 7.63%, 08/17/2022	1,105,000	1,229,445
UBS Group Funding Switzerland AG
Fixed until 08/15/2022, 2.86% (B), 08/15/2023 (A)	1,323,000	1,307,337
Fixed until 08/10/2021 (D), 7.13% (B) (E)	1,055,000	1,107,750

		25,656,312

Chemicals - 1.0%
E.I. du Pont de Nemours & Co. 2.20%, 05/01/2020	1,659,000	1,654,013
Mosaic Co. 4.05%, 11/15/2027 (C)	800,000	804,530
NOVA Chemicals Corp. 4.88%, 06/01/2024 (A)	2,800,000	2,737,000
Nutrien, Ltd. 4.20%, 04/01/2029	1,514,000	1,570,599
Syngenta Finance NV 3.93%, 04/23/2021 (A)	2,355,000	2,375,548

		9,141,690

Commercial Services & Supplies - 0.2%
Ashtead Capital, Inc. 5.25%, 08/01/2026 (A)	1,401,000	1,455,289

Communications Equipment - 0.6%
CommScope, Inc. 5.50%, 03/01/2024 (A)	2,390,000	2,493,069
IHS Netherlands Holdco BV 9.50%, 10/27/2021 (A)	800,000	828,129
Nokia OYJ 3.38%, 06/12/2022	2,050,000	2,046,843

		5,368,041

Construction & Engineering - 0.4%
Ashton Woods USA LLC / Ashton Woods Finance Co. 6.75%, 08/01/2025 (A)	990,000	925,650
SBA Tower Trust
2.88%, 07/15/2046 (A)	1,005,000	999,455
3.17%, 04/09/2047 (A)	880,000	880,275
3.45%, 03/15/2048 (A)	995,000	1,001,002

		3,806,382

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Construction Materials - 0.8%
CRH America Finance, Inc. 3.40%, 05/09/2027 (A)	$ 1,456,000	$ 1,397,846
LafargeHolcim Finance US LLC 3.50%, 09/22/2026 (A)	3,246,000	3,111,471
Martin Marietta Materials, Inc. 4.25%, 07/02/2024	2,296,000	2,393,549

		6,902,866

Consumer Finance - 1.2%
Ally Financial, Inc. 8.00%, 03/15/2020	500,000	520,625
Altice Financing SA 7.50%, 05/15/2026 (A)	1,500,000	1,522,500
American Express Co. 3.00%, 10/30/2024	333,000	332,834
BMW US Capital LLC 2.80%, 04/11/2026 (A)	1,620,000	1,557,570
Capital One Financial Corp. 3.30%, 10/30/2024	1,625,000	1,623,103
Navient Corp. 5.00%, 10/26/2020	2,050,000	2,078,188
Springleaf Finance Corp.
7.13%, 03/15/2026	1,000,000	1,073,750
8.25%, 12/15/2020	1,980,000	2,133,806

		10,842,376

Containers & Packaging - 0.9%
Ardagh Packaging Finance PLC / Ardagh Holdings USA, Inc.
4.25%, 09/15/2022 (A)	1,235,000	1,239,631
6.00%, 02/15/2025 (A)	335,000	337,513
BWAY Holding Co. 5.50%, 04/15/2024 (A)	3,750,000	3,724,312
Reynolds Group Issuer, Inc. / Reynolds Group Issuer LLC 5.75%, 10/15/2020	2,878,250	2,886,885

		8,188,341

Diversified Consumer Services - 0.2%
Nationwide Building Society
Fixed until 04/26/2022, 3.62% (B), 04/26/2023 (A)	1,814,000	1,825,005

Diversified Financial Services - 0.7%
AerCap Ireland Capital DAC / AerCap Global Aviation Trust 4.45%, 04/03/2026	808,000	819,157
Aviation Capital Group LLC 7.13%, 10/15/2020 (A)	3,610,000	3,812,428
AXA Equitable Holdings, Inc. 5.00%, 04/20/2048	2,104,000	2,086,782

		6,718,367

Diversified Telecommunication Services - 2.6%
AT&T, Inc. 3.40%, 05/15/2025	3,247,000	3,261,675
CenturyLink, Inc.
5.80%, 03/15/2022	2,035,000	2,091,141
6.45%, 06/15/2021	3,455,000	3,601,837

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2019

Transamerica Bond

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2019

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Diversified Telecommunication Services (continued)
Frontier Communications Corp. 7.63%, 04/15/2024	$ 1,085,000	$ 599,463
Hughes Satellite Systems Corp. 7.63%, 06/15/2021	4,855,000	5,182,712
Verizon Communications, Inc.
3.50%, 11/01/2024	870,000	891,037
4.13%, 03/16/2027	2,134,000	2,250,601
Virgin Media Finance PLC
5.75%, 01/15/2025 (A)	2,690,000	2,747,162
6.00%, 10/15/2024 (A)	3,000,000	3,105,000

		23,730,628

Electric Utilities - 0.8%
Cleveland Electric Illuminating Co. 3.50%, 04/01/2028 (A)	2,009,000	1,970,605
EDP Finance BV 3.63%, 07/15/2024 (A)	5,362,000	5,369,137

		7,339,742

Electronic Equipment, Instruments & Components - 0.6%
Arrow Electronics, Inc. 3.50%, 04/01/2022	1,657,000	1,675,443
Keysight Technologies, Inc.
4.55%, 10/30/2024	2,150,000	2,237,961
4.60%, 04/06/2027	1,004,000	1,041,459

		4,954,863

Energy Equipment & Services - 0.6%
Noble Holding International, Ltd. 6.05%, 03/01/2041 (C)	1,736,000	1,137,080
NuStar Logistics, LP
4.80%, 09/01/2020	1,250,000	1,265,625
5.63%, 04/28/2027	2,000,000	1,999,400
Schlumberger Holdings Corp. 3.90%, 05/17/2028 (A)	737,000	734,465

		5,136,570

Equity Real Estate Investment Trusts - 1.9%
CBL & Associates, LP 5.25%, 12/01/2023 (C)	997,000	707,870
HCP, Inc. 3.88%, 08/15/2024	2,877,000	2,952,170
Highwoods Realty, LP 4.20%, 04/15/2029	2,833,000	2,866,982
Hospitality Properties Trust 4.65%, 03/15/2024	1,863,000	1,905,714
Iron Mountain, Inc. 5.25%, 03/15/2028 (A)	1,250,000	1,231,250
iStar, Inc. 5.25%, 09/15/2022	1,946,000	1,960,595
Kilroy Realty, LP
3.45%, 12/15/2024	560,000	558,108
4.38%, 10/01/2025	774,000	804,170
4.75%, 12/15/2028	2,039,000	2,174,367
VEREIT Operating Partnership, LP
3.95%, 08/15/2027	540,000	534,432
4.63%, 11/01/2025	1,709,000	1,772,831

		17,468,489

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Health Care Equipment & Supplies - 0.4%
Abbott Laboratories 3.75%, 11/30/2026	$ 994,000	$ 1,035,825
Becton Dickinson and Co.
3-Month LIBOR + 0.88%, 3.48% (B), 12/29/2020	655,000	655,123
Boston Scientific Corp. 4.70%, 03/01/2049	1,604,000	1,686,557

		3,377,505

Health Care Providers & Services - 1.1%
CHS / Community Health Systems, Inc.
8.00%, 03/15/2026 (A)	725,000	705,062
8.13%, 06/30/2024 (A) (C)	116,000	85,840
Cigna Corp. 4.13%, 11/15/2025 (A)	727,000	751,445
CVS Health Corp. 4.30%, 03/25/2028	1,512,000	1,528,747
Express Scripts Holding Co. 4.50%, 02/25/2026	1,028,000	1,074,484
HCA, Inc. 5.25%, 04/15/2025	3,910,000	4,187,405
Quest Diagnostics, Inc. 4.20%, 06/30/2029	1,737,000	1,780,402

		10,113,385

Hotels, Restaurants & Leisure - 1.7%
International Game Technology PLC 6.50%, 02/15/2025 (A) (C)	2,792,000	2,973,424
MGM Resorts International
5.75%, 06/15/2025 (C)	3,900,000	4,124,250
6.63%, 12/15/2021	500,000	536,725
Scientific Games International, Inc.
8.25%, 03/15/2026 (A)	1,700,000	1,761,625
10.00%, 12/01/2022	2,714,000	2,856,485
Viking Cruises, Ltd. 5.88%, 09/15/2027 (A)	3,275,000	3,258,625

		15,511,134

Household Durables - 0.7%
Beazer Homes USA, Inc. 8.75%, 03/15/2022	650,000	679,250
Century Communities, Inc. 6.88%, 05/15/2022	1,367,000	1,390,922
D.R. Horton, Inc. 4.38%, 09/15/2022	2,438,000	2,497,905
KB Home 7.63%, 05/15/2023	795,000	876,488
Whirlpool Corp. 4.75%, 02/26/2029	772,000	802,247

		6,246,812

Independent Power & Renewable Electricity Producers - 0.6%
Calpine Corp. 5.88%, 01/15/2024 (A)	1,850,000	1,887,000
NRG Energy, Inc. 7.25%, 05/15/2026	1,616,000	1,759,420
Vistra Energy Corp. 7.63%, 11/01/2024	1,495,000	1,575,999

		5,222,419

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2019

Transamerica Bond

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2019

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Industrial Conglomerates - 0.1%
General Electric Co.
Fixed until 01/21/2021 (D), 5.00% (B)	$ 1,042,000	$ 986,326

Insurance - 1.9%
AON Corp. Co. 3.75%, 05/02/2029	3,313,000	3,309,985
Athene Global Funding 3.00%, 07/01/2022 (A)	2,495,000	2,492,550
CNA Financial Corp. 5.88%, 08/15/2020	2,780,000	2,886,781
Lincoln National Corp. 3.63%, 12/12/2026	1,199,000	1,216,386
MetLife Capital Trust IV 7.88%, 12/15/2067 (A)	1,281,000	1,594,845
Prudential Financial, Inc.
Fixed until 09/15/2027, 4.50% (B), 09/15/2047	3,361,000	3,293,780
Swiss Re Finance Luxembourg SA
Fixed until 04/02/2029, 5.00% (B), 04/02/2049 (A)	2,278,000	2,349,465

		17,143,792

Interactive Media & Services - 0.1%
Baidu, Inc. 4.38%, 05/14/2024	1,186,000	1,234,633

Internet & Direct Marketing Retail - 0.1%
Expedia Group, Inc. 3.80%, 02/15/2028	1,270,000	1,250,664

IT Services - 0.1%
DXC Technology Co. 4.75%, 04/15/2027	985,000	1,034,356

Leisure Products - 0.1%
Mattel, Inc. 4.35%, 10/01/2020	960,000	964,800

Media - 2.2%
Charter Communications Operating LLC / Charter Communications Operating Capital 4.91%, 07/23/2025	3,494,000	3,702,612
Clear Channel Worldwide Holdings, Inc. 9.25%, 02/15/2024 (A)	1,240,000	1,334,550
Comcast Corp. 4.15%, 10/15/2028	2,207,000	2,336,024
CSC Holdings LLC
6.63%, 10/15/2025 (A)	2,000,000	2,125,000
6.75%, 11/15/2021	1,315,000	1,407,050
DISH DBS Corp.
5.88%, 07/15/2022	4,615,000	4,502,855
6.75%, 06/01/2021	900,000	928,069
Time Warner Cable LLC 5.00%, 02/01/2020	914,000	926,844
Univision Communications, Inc.
5.13%, 05/15/2023 (A)	2,250,000	2,171,250
6.75%, 09/15/2022 (A)	646,000	658,920

		20,093,174

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Metals & Mining - 0.2%
ArcelorMittal 6.75%, 03/01/2041	$ 1,195,000	$ 1,343,706
First Quantum Minerals, Ltd. 7.00%, 02/15/2021 (A)	264,000	268,785

		1,612,491

Multi-Utilities - 0.8%
Black Hills Corp.
4.25%, 11/30/2023	730,000	756,798
5.88%, 07/15/2020	700,000	723,052
Dominion Energy, Inc.
2.58%, 07/01/2020	4,960,000	4,939,324
2.96%, 07/01/2019 (F)	805,000	804,998

		7,224,172

Oil, Gas & Consumable Fuels - 4.0%
Anadarko Petroleum Corp. 5.55%, 03/15/2026	3,581,000	4,028,587
Chesapeake Energy Corp. 8.00%, 06/15/2027 (C)	2,380,000	2,327,110
Energy Transfer Operating, LP 6.00%, 06/15/2048	2,838,000	3,081,011
EnLink Midstream Partners, LP 5.05%, 04/01/2045	1,095,000	941,700
EQM Midstream Partners, LP 6.50%, 07/15/2048	2,310,000	2,380,010
Exxon Mobil Corp. 3.04%, 03/01/2026	1,627,000	1,635,185
Lukoil International Finance BV 6.66%, 06/07/2022 (A)	1,000,000	1,083,800
ONEOK Partners, LP 4.90%, 03/15/2025	4,282,000	4,562,394
Petrobras Global Finance BV 6.25%, 03/17/2024	1,750,000	1,882,038
Petroleos Mexicanos
3.50%, 01/30/2023	2,960,000	2,846,336
6.50%, 01/23/2029	1,832,000	1,828,794
Petroleum Co. of Trinidad & Tobago, Ltd. 9.75%, 08/14/2019 (A)	1,209,000	1,185,122
Ras Laffan Liquefied Natural Gas Co., Ltd. III 6.75%, 09/30/2019 (A)	1,445,000	1,460,028
Sabine Pass Liquefaction LLC 6.25%, 03/15/2022	2,072,000	2,230,175
Targa Resources Partners, LP / Targa Resources Partners Finance Corp. 5.13%, 02/01/2025 (C)	1,000,000	1,022,500
Western Midstream Operating, LP 4.50%, 03/01/2028	1,792,000	1,837,602
YPF SA 8.50%, 07/28/2025 (A)	2,242,000	2,051,430

		36,383,822

Paper & Forest Products - 0.3%
Boise Cascade Co. 5.63%, 09/01/2024 (A)	675,000	675,000
Celulosa Arauco y Constitucion SA 5.50%, 04/30/2049 (A)	1,560,000	1,565,460

		2,240,460

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2019

Transamerica Bond

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2019

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Pharmaceuticals - 1.1%
Allergan Finance LLC 3.25%, 10/01/2022	$ 1,361,000	$ 1,359,090
AstraZeneca PLC 4.00%, 01/17/2029 (C)	1,965,000	2,050,673
Bausch Health Cos., Inc. 5.88%, 05/15/2023 (A)	2,689,000	2,709,705
Bayer Finance LLC 3.00%, 10/08/2021 (A)	1,300,000	1,292,012
Merck & Co., Inc. 3.40%, 03/07/2029	783,000	798,186
Mylan, Inc. 4.55%, 04/15/2028	1,332,000	1,301,647
Takeda Pharmaceutical Co., Ltd. 5.00%, 11/26/2028 (A)	747,000	816,221

		10,327,534

Semiconductors & Semiconductor Equipment - 1.2%
Broadcom, Inc. 3.13%, 04/15/2021 (A)	5,000,000	4,997,750
KLA-Tencor Corp. 4.10%, 03/15/2029	1,181,000	1,214,919
Lam Research Corp. 3.75%, 03/15/2026	1,283,000	1,317,206
Micron Technology, Inc. 4.64%, 02/06/2024	1,494,000	1,539,732
NXP BV / NXP Funding LLC 4.88%, 03/01/2024 (A)	725,000	767,101
QUALCOMM, Inc. 3.25%, 05/20/2027	1,314,000	1,306,568

		11,143,276

Software - 0.2%
Tencent Holdings, Ltd. 3.28%, 04/11/2024 (A) (C)	1,686,000	1,688,120

Technology Hardware, Storage & Peripherals - 0.9%
Apple, Inc. 2.85%, 02/23/2023	2,236,000	2,250,391
Dell International LLC / EMC Corp. 6.02%, 06/15/2026 (A)	2,445,000	2,649,078
Western Digital Corp. 4.75%, 02/15/2026 (C)	2,985,000	2,880,525

		7,779,994

Tobacco - 0.5%
Altria Group, Inc.
3.80%, 02/14/2024	2,079,000	2,117,773
4.40%, 02/14/2026	1,175,000	1,213,649
Reynolds American, Inc. 7.25%, 06/15/2037	340,000	407,377
RJ Reynolds Tobacco Co. 8.13%, 06/23/2019	1,020,000	1,027,535

		4,766,334

Transportation Infrastructure - 0.1%
Penske Truck Leasing Co., LP / PTL Finance Corp. 3.45%, 07/01/2024 (A) (G)	964,000	964,440

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Wireless Telecommunication Services - 0.9%
Crown Castle Towers LLC
3.22%, 05/15/2042 (A)	$ 1,580,000	$ 1,585,840
3.72%, 07/15/2043 (A)	160,000	162,550
Sprint Corp.
7.25%, 09/15/2021	2,450,000	2,566,375
7.88%, 09/15/2023	3,250,000	3,385,525

		7,700,290

Total Corporate Debt Securities (Cost $419,306,430)		426,567,398

FOREIGN GOVERNMENT OBLIGATIONS - 1.0%
Argentina - 0.2%
Argentina Republic Government International Bond 7.50%, 04/22/2026	2,801,000	2,100,750

Costa Rica - 0.2%
Costa Rica Government International Bond 7.00%, 04/04/2044 (A)	1,850,000	1,776,000

Dominican Republic - 0.1%
Dominican Republic International Bond 5.50%, 01/27/2025 (E)	1,122,000	1,158,465

Indonesia - 0.1%
Indonesia Government International Bond 4.75%, 01/08/2026 (A)	780,000	830,684

Mongolia - 0.1%
Mongolia Government International Bond 5.63%, 05/01/2023 (A)	470,000	463,332

Oman - 0.2%
Oman Government International Bond 5.63%, 01/17/2028 (A) (C)	1,625,000	1,544,052

Qatar - 0.0% (H)
Qatar Government International Bond 3.88%, 04/23/2023 (A)	357,000	368,550

Saudi Arabia - 0.1%
Saudi Arabia Government International Bond 2.38%, 10/26/2021 (A)	560,000	551,818

Total Foreign Government Obligations (Cost $9,441,898)		8,793,651

LOAN ASSIGNMENTS - 1.2%
Commercial Services & Supplies - 0.5%
Spin Holdco, Inc.
Term Loan B,
3-Month LIBOR + 3.25%, 5.85% (B), 11/14/2022	4,872,079	4,810,164

Diversified Consumer Services - 0.2%
Pre-Paid Legal Services, Inc.
1st Lien Term Loan,
TBD, 05/01/2025 (G) (I)	1,900,000	1,891,292

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2019

Transamerica Bond

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2019

(unaudited)

	Principal	Value
LOAN ASSIGNMENTS (continued)
Food & Staples Retailing - 0.3%
Albertsons LLC
Term Loan B6,
1-Month LIBOR + 3.00%, 5.48% (B), 06/22/2023	$ 902,470	$ 902,894
Term Loan B7,
1-Month LIBOR + 3.00%, 5.48% (B), 11/17/2025	207,317	207,169
Give & Go Prepared Foods Corp.
1st Lien Term Loan,
3-Month LIBOR + 4.25%, 6.85% (B), 07/29/2023	1,260,403	1,143,816

		2,253,879

Media - 0.2%
PSAV Holdings LLC
1st Lien Term Loan,
1-Month LIBOR + 3.25%, 5.73% (B), 03/01/2025	476,478	469,331
1-Month LIBOR + 3.25%, 5.75% (B), 03/01/2025	981,044	966,328
3-Month LIBOR + 3.25%, 5.85% (B), 03/01/2025	65,403	64,422
3-Month LIBOR + 3.25%, 5.88% (B), 03/01/2025	509,181	501,543

		2,001,624

Total Loan Assignments (Cost $11,067,361)		10,956,959

MORTGAGE-BACKED SECURITIES - 13.0%
20 Times Square Trust Series 2018-20TS, Class C, 3.20% (B), 05/15/2035 (A)	2,400,000	2,387,413
Alternative Loan Trust
Series 2005-14, Class 2A1,
1-Month LIBOR + 0.21%, 2.69% (B), 05/25/2035	850,779	802,512
Series 2005-14, Class 4A1,
1-Month LIBOR + 0.22%, 2.70% (B), 05/25/2035	1,645,831	1,510,510
Series 2006-OC1, Class 2A3A,
1-Month LIBOR + 0.32%, 2.80% (B), 03/25/2036	1,702,094	1,537,798
American Home Mortgage Assets Trust
Series 2007-2, Class A1,
1-Month LIBOR + 0.13%, 2.60% (B), 03/25/2047	620,997	568,029
Arroyo Mortgage Trust Series 2018-1, Class A1, 3.76% (B), 04/25/2048 (A)	1,523,359	1,540,124
Ashford Hospitality Trust
Series 2018-ASHF, Class D,
1-Month LIBOR + 2.10%, 4.57% (B), 04/15/2035 (A)	3,988,000	4,002,949
Banc of America Funding Trust
Series 2007-3, Class TA2,
1-Month LIBOR + 0.18%, 2.66% (B), 04/25/2037	354,780	299,164

	Principal	Value
MORTGAGE-BACKED SECURITIES (continued)
BB-UBS Trust
Series 2012-TFT, Class A,
2.89%, 06/05/2030 (A)	$ 240,000	$ 238,922
Series 2012-TFT, Class C,
3.58% (B), 06/05/2030 (A)	2,345,000	2,300,834
BBCMS Mortgage Trust
Series 2017-DELC, Class C,
1-Month LIBOR + 1.20%, 3.67% (B), 08/15/2036 (A)	2,130,000	2,121,994
Series 2017-DELC, Class D,
1-Month LIBOR + 1.70%, 4.17% (B), 08/15/2036 (A)	2,130,000	2,127,323
Series 2017-DELC, Class E,
1-Month LIBOR + 2.50%, 4.97% (B), 08/15/2036 (A)	1,890,000	1,889,996
Series 2018-TALL, Class C,
1-Month LIBOR + 1.12%, 3.59% (B), 03/15/2037 (A)	5,265,000	5,235,321
Series 2018-TALL, Class E,
1-Month LIBOR + 2.44%, 4.91% (B), 03/15/2037 (A)	2,570,000	2,573,203
BHMS
Series 2018-ATLS, Class C,
1-Month LIBOR + 1.90%, 4.37% (B), 07/15/2035 (A)	4,065,000	4,061,159
BX Trust
Series 2017-APPL, Class C,
1-Month LIBOR + 1.40%, 3.87% (B), 07/15/2034 (A)	5,185,000	5,184,966
Series 2017-SLCT, Class C,
1-Month LIBOR + 1.40%, 3.87% (B), 07/15/2034 (A)	3,982,250	3,981,710
BXP Trust
Series 2017-CQHP, Class D,
1-Month LIBOR + 2.00%, 4.47% (B), 11/15/2034 (A)	1,825,000	1,807,499
CGBAM Commercial Mortgage Trust Series 2015-SMRT, Class B, 3.21%, 04/10/2028 (A)	2,200,000	2,208,197
CGMS Commercial Mortgage Trust
Series 2017-MDRB, Class B,
1-Month LIBOR + 1.75%, 4.22% (B), 07/15/2030 (A)	2,200,000	2,200,662
CHL Mortgage Pass-Through Trust
Series 2005-11, Class 4A1,
1-Month LIBOR + 0.27%, 2.75% (B), 04/25/2035	252,438	243,214
Series 2006-3, Class 3A1,
1-Month LIBOR + 0.25%, 2.73% (B), 02/25/2036	355,303	334,837
CHT Mortgage Trust
Series 2017-CSMO, Class D,
1-Month LIBOR + 2.25%, 4.72% (B), 11/15/2036 (A)	5,750,000	5,760,765
Citigroup Commercial Mortgage Trust
Series 2017-1500, Class C,
1-Month LIBOR + 1.25%, 3.72% (B), 07/15/2032 (A)	1,000,000	998,123

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2019

Transamerica Bond

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2019

(unaudited)

	Principal	Value
MORTGAGE-BACKED SECURITIES (continued)
Citigroup Mortgage Loan Trust, Inc.
Series 2014-A, Class A,
4.00% (B), 01/25/2035 (A)	$ 121,747	$ 125,200
Series 2015-A, Class A1,
3.50% (B), 06/25/2058 (A)	187,283	188,179
CLNS Trust
Series 2017-IKPR, Class C,
1-Month LIBOR + 1.10%, 3.58% (B), 06/11/2032 (A)	1,725,000	1,722,827
Series 2017-IKPR, Class D,
1-Month LIBOR + 2.05%, 4.53% (B), 06/11/2032 (A)	2,081,000	2,084,897
Cloverleaf Cold Storage Trust
Series 2019-CHL2, Class C,
1-Month LIBOR + 1.50%, 3.97% (B), 03/15/2036 (A)	3,300,000	3,306,167
Commercial Mortgage Pass-Through Certificates
Series 2012-LTRT, Class A2, 3.40%, 10/05/2030 (A)	2,065,000	2,061,846
Series 2012-LTRT, Class B, 3.80%, 10/05/2030 (A)	1,175,000	1,132,014
CORE Mortgage Trust
Series 2019-CORE, Class C,
1-Month LIBOR + 1.30%, 3.77% (B), 12/15/2031 (A)	2,215,000	2,215,691
CSMC Trust
Series 2014-11R, Class 17A1,
1-Month LIBOR + 0.15%, 2.64% (B), 12/27/2036 (A)	889,239	850,626
GPT Mortgage Trust
Series 2018-GPP, Class C,
1-Month LIBOR + 1.40%, 3.87% (B), 06/15/2035 (A)	693,508	687,430
GS Mortgage Securities Corp. II Series 2017-SLP, Class B, 3.77%, 10/10/2032 (A)	1,860,000	1,890,591
GS Mortgage Securities Corp. Trust
Series 2018-FBLU, Class D,
1-Month LIBOR + 2.00%, 4.47% (B), 11/15/2035 (A)	4,950,000	4,936,004
GS Mortgage Securities Trust Series 2013-G1, Class A2, 3.56% (B), 04/10/2031 (A)	2,000,000	2,020,372
GSR Mortgage Loan Trust
Series 2007-OA1, Class 2A1,
1-Month LIBOR + 0.13%, 2.60% (B), 05/25/2037	229,720	142,996
ILPT Trust Series 2019-SURF, Class C, 4.44% (B), 02/11/2041 (A)	1,930,000	2,031,064
IndyMac INDX Mortgage Loan Trust Series 2007-AR15, Class 2A1, 3.79% (B), 08/25/2037	926,305	797,948
InTown Hotel Portfolio Trust
Series 2018-STAY, Class C,
1-Month LIBOR + 1.25%, 3.72% (B), 01/15/2033 (A)	3,835,000	3,820,532

	Principal	Value
MORTGAGE-BACKED SECURITIES (continued)
Jefferies Resecuritization Trust Series 2009-R7, Class 1A1, 4.29% (B), 02/26/2036 (A)	$ 97,440	$ 97,628
JPMorgan Chase Commercial Mortgage Securities Trust Series 2014-DSTY, Class C, 3.93% (B), 06/10/2027 (A)	2,000,000	1,987,884
Merrill Lynch Mortgage Investors Trust Series 2006-A1, Class 1A1, 4.43% (B), 03/25/2036	1,458,833	1,192,798
MetLife Securitization Trust Series 2019-1A, Class A1A, 3.75% (B), 04/25/2058 (A)	1,800,000	1,832,773
Monarch Beach Resort Trust
Series 2018-MBR, Class D,
1-Month LIBOR + 1.70%, 4.17% (B), 07/15/2035 (A)	2,225,000	2,224,980
Morgan Stanley Capital I Trust
Series 2018-SUN, Class C,
1-Month LIBOR + 1.40%, 3.87% (B), 07/15/2035 (A)	2,015,000	2,015,462
Morgan Stanley Resecuritization Trust Series 2014-R4, Class 4A, 4.39% (B), 11/21/2035 (A)	1,005,598	1,017,140
MSCG Trust
Series 2018-SELF, Class C,
1-Month LIBOR + 1.18%, 3.65% (B), 10/15/2037 (A)	900,000	901,141
Series 2018-SELF, Class D,
1-Month LIBOR + 1.65%, 4.12% (B), 10/15/2037 (A)	1,110,000	1,112,964
New Residential Mortgage Loan Trust
Series 2016-2A, Class A1,
3.75% (B), 11/26/2035 (A)	910,265	924,126
Series 2017-1A, Class A1,
4.00% (B), 02/25/2057 (A)	1,101,774	1,125,973
Series 2017-2A, Class A3,
4.00% (B), 03/25/2057 (A)	2,016,342	2,069,609
Series 2017-3A, Class A1,
4.00% (B), 04/25/2057 (A)	1,460,935	1,496,379
Series 2018-2A, Class A1,
4.50% (B), 02/25/2058 (A)	1,059,158	1,093,793
Series 2019-2A, Class A1,
4.25% (B), 12/25/2057 (A)	3,974,895	4,086,291
RALI Trust
Series 2006-QO1, Class 3A1,
1-Month LIBOR + 0.27%, 2.75% (B), 02/25/2046	4,038,890	2,932,955
Series 2006-QO2, Class A1,
1-Month LIBOR + 0.22%, 2.70% (B), 02/25/2046	101,993	39,628
Series 2007-QH5, Class AI1,
1-Month LIBOR + 0.21%, 2.69% (B), 06/25/2037	280,961	245,278
Residential Asset Securitization Trust Series 2004-A4, Class A11, 5.50%, 08/25/2034	2,265,116	2,338,226

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2019

Transamerica Bond

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2019

(unaudited)

	Principal	Value
MORTGAGE-BACKED SECURITIES (continued)
Stonemont Portfolio Trust
Series 2017-MONT, Class C,
1-Month LIBOR + 1.25%, 3.74% (B), 08/20/2030 (A)	$ 975,110	$ 975,102
Tharaldson Hotel Portfolio Trust
Series 2018-THL, Class C,
1-Month LIBOR + 1.35%, 3.82% (B), 11/11/2034 (A)	1,405,489	1,405,474
Waldorf Astoria Boca Raton Trust
Series 2016-BOCA, Class C,
1-Month LIBOR + 2.50%, 4.97% (B), 06/15/2029 (A)	1,060,000	1,060,314
Wells Fargo Mortgage-Backed Securities Trust Series 2003-L, Class 1A2, 4.74% (B), 11/25/2033	69,372	71,062

Total Mortgage-Backed Securities (Cost $116,266,077)		118,178,588

MUNICIPAL GOVERNMENT OBLIGATIONS - 0.7%
California - 0.7%
State of California, General Obligation Unlimited
7.30%, 10/01/2039	1,400,000	2,035,152
7.95%, 03/01/2036	4,345,000	4,527,794

Total Municipal Government Obligations (Cost $6,569,661)		6,562,946

U.S. GOVERNMENT AGENCY OBLIGATIONS - 4.4%
Federal Home Loan Mortgage Corp., Interest Only STRIPS 5.00%, 08/01/2035	944,740	191,329
Federal National Mortgage Association 3.50%, TBA (G)	39,711,000	40,070,105

Total U.S. Government Agency Obligations (Cost $41,231,213)		40,261,434

U.S. GOVERNMENT OBLIGATIONS - 14.5%
U.S. Treasury - 13.7%
U.S. Treasury Bond
2.25%, 08/15/2046	11,518,000	10,029,658
2.50%, 05/15/2046	5,984,000	5,497,099
2.75%, 08/15/2042 - 11/15/2047	21,536,000	20,823,708
3.00%, 08/15/2048	7,955,000	8,044,183
3.13%, 05/15/2048	3,531,000	3,657,895
3.50%, 02/15/2039	4,991,000	5,558,921
4.50%, 02/15/2036	7,145,000	8,910,597
6.25%, 05/15/2030	5,225,000	7,084,161
U.S. Treasury Note
2.00%, 02/28/2021	2,923,000	2,907,472
2.25%, 11/15/2027	1,426,800	1,402,388
2.38%, 02/29/2024	2,953,000	2,966,496
2.50%, 12/31/2020 - 01/31/2024	2,771,700	2,786,883
2.63%, 08/15/2020 - 02/15/2029	10,591,500	10,671,513
2.88%, 10/31/2020 - 10/31/2023	25,006,000	25,396,477
3.13%, 11/15/2028	7,346,900	7,732,038

		123,469,489

	Principal	Value
U.S. GOVERNMENT OBLIGATIONS (continued)
U.S. Treasury Inflation-Protected Securities - 0.8%
U.S. Treasury Inflation-Indexed Bond 2.50%, 01/15/2029	$ 6,307,448	$ 7,457,377

Total U.S. Government Obligations (Cost $128,328,334)		130,926,866

	Shares	Value
PREFERRED STOCKS - 0.8%
Banks - 0.4%
CoBank ACB,
Series F, Fixed until 10/01/2022, 6.25% (B) (J) (K)	14,300	1,481,837
GMAC Capital Trust I,
Series 2, 3-Month LIBOR + 5.79%, 8.47% (B)	74,000	1,946,200

		3,428,037

Diversified Telecommunication Services - 0.4%
Centaur Funding Corp., Series B, 9.08% (A) (J)	3,533	3,727,315

Total Preferred Stocks (Cost $7,588,912)		7,155,352

	Principal	Value
COMMERCIAL PAPER - 2.8%
Banks - 0.3%
Concord Minutemen Capital Co. 2.60% (L), 07/08/2019	$ 3,000,000	2,985,550

Capital Markets - 0.1%
Cedar Springs Capital Co. LLC 2.65% (L), 06/05/2019	500,000	498,736

Diversified Financial Services - 2.4%
Anglesea Funding PLC 2.70% (L), 05/20/2019	300,000	299,582
Atlantic Asset Securitization LLC 2.61% (L), 06/24/2019	800,000	796,928
Gotham Funding Corp. 2.57% (L), 07/29/2019	3,400,000	3,378,818
Lexington Parker Capital Co. LLC 2.62% (L), 06/24/2019	8,500,000	8,467,233
Old Line Funding LLC 2.56% (L), 07/29/2019	1,300,000	1,291,933
Sheffield Receivable 2.67% (L), 05/01/2019	7,100,000	7,100,000

		21,334,494

Equity Real Estate Investment Trusts - 0.0% (H)
Simon Property Group, Inc. 2.62% (L), 05/08/2019	400,000	399,800

Total Commercial Paper (Cost $25,218,580)		25,218,580

SHORT-TERM U.S. GOVERNMENT OBLIGATIONS - 1.7%
U.S. Treasury Bill
2.41% (L), 05/09/2019	2,817,000	2,815,524
2.43% (L), 07/05/2019	12,576,000	12,521,935

Total Short-Term U.S. Government Obligations (Cost $15,337,459)		15,337,459

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2019

Transamerica Bond

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2019

(unaudited)

	Shares	Value
OTHER INVESTMENT COMPANY - 2.1%
Securities Lending Collateral - 2.1%
State Street Navigator Securities Lending Trust - Government Money Market Portfolio, 2.51% (L)	19,313,353	$ 19,313,353

Total Other Investment Company (Cost $19,313,353)		19,313,353

Principal	Value
REPURCHASE AGREEMENT - 4.8%

Fixed Income Clearing Corp., 1.45% (L), dated 04/30/2019, to be repurchased at $43,260,707 on 05/01/2019. Collateralized by a U.S. Government Obligation, 2.88%, due 10/15/2021, and with a value of $44,128,353.

$ 43,258,964	$ 43,258,964

Total Repurchase Agreement (Cost $43,258,964)	43,258,964

Total Investments (Cost $962,521,938)	974,405,810
Net Other Assets (Liabilities) - (7.6)%	(68,631,280)

Net Assets - 100.0%	$ 905,774,530

SECURITY VALUATION:

Valuation Inputs (M)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Asset-Backed Securities	$—	$121,874,260	$—	$121,874,260
Corporate Debt Securities	—	426,567,398	—	426,567,398
Foreign Government Obligations	—	8,793,651	—	8,793,651
Loan Assignments	—	10,956,959	—	10,956,959
Mortgage-Backed Securities	—	118,178,588	—	118,178,588
Municipal Government Obligations	—	6,562,946	—	6,562,946
U.S. Government Agency Obligations	—	40,261,434	—	40,261,434
U.S. Government Obligations	—	130,926,866	—	130,926,866
Preferred Stocks	1,946,200	5,209,152	—	7,155,352
Commercial Paper	—	25,218,580	—	25,218,580
Short-Term U.S. Government Obligations	—	15,337,459	—	15,337,459
Other Investment Company	19,313,353	—	—	19,313,353
Repurchase Agreement	—	43,258,964	—	43,258,964

Total Investments	$21,259,553	$953,146,257	$—	$974,405,810

Transfers

Investments	Transfers from Level 1 to Level 3	Transfers from Level 3 to Level 1	Transfers from Level 2 to Level 3	Transfers from Level 3 to Level 2
Preferred Stocks (K)	$—	$—	$	$1,481,837

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	Securities are registered pursuant to Rule 144A of the Securities Act of 1933. Unless otherwise indicated, the securities are deemed to be liquid for purposes of compliance limitations on holdings of illiquid securities and may be resold as transactions exempt from registration, normally to qualified institutional buyers. At April 30, 2019, the total value of 144A securities is $374,785,512, representing 41.4% of the Fund’s net assets.
(B)	Floating or variable rate securities. The rates disclosed are as of April 30, 2019. For securities based on a published reference rate and spread, the reference rate and spread are indicated within the description. Variable rate securities with a floor or ceiling feature are disclosed at the inherent rate, where applicable. Certain variable rate securities are not based on a published reference rate and spread, but are determined by the issuer or agent and are based on current market conditions; these securities do not indicate a reference rate and spread in the description.

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2019

Transamerica Bond

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2019

(unaudited)

FOOTNOTES TO SCHEDULE OF INVESTMENTS (continued):

(C)	All or a portion of the securities are on loan. The total value of all securities on loan is $18,913,177. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(D)	Perpetual maturity. The date displayed is the next call date.
(E)	Securities are exempt from registration under Regulation S of the Securities Act of 1933, which exempts from registration securities offered and sold outside the United States. Securities may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933. At April 30, 2019, the total value of Regulation S securities is $3,810,740, representing 0.4% of the Fund’s net assets.
(F)	Step bond. Coupon rate changes in increments to maturity. The rate disclosed is as of April 30, 2019; the maturity date disclosed is the ultimate maturity date.
(G)	When-issued, delayed-delivery and/or forward commitment (including TBAs) securities. Securities to be settled and delivered after April 30, 2019. Securities may display a coupon rate of 0.00%, as the rate is to be determined at time of settlement.
(H)	Percentage rounds to less than 0.1% or (0.1)%.
(I)	All or a portion of the security represents an unsettled loan commitment at April 30, 2019 where the rate will be determined at time of settlement.
(J)	Fair valued as determined in good faith in accordance with procedures established by the Board. At April 30, 2019, the total value of securities is $5,209,152, representing 0.6% of the Fund’s net assets.
(K)	Transferred from Level 3 to 2 due to utilizing observable inputs. As of prior reporting period the security utilized significant unobservable inputs.
(L)	Rates disclosed reflect the yields at April 30, 2019.
(M)	The Fund recognizes transfers in and out of Level 3 as of April 30, 2019. Please reference the Security Valuation section of the Notes to Financial Statements for more information regarding security valuation and pricing inputs.

PORTFOLIO ABBREVIATIONS:

LIBOR	London Interbank Offered Rate
MTN	Medium Term Note
STRIPS	Separate Trading of Registered Interest and Principal of Securities
TBA	To Be Announced
TBD	To Be Determined

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2019

Transamerica Capital Growth

SCHEDULE OF INVESTMENTS

At April 30, 2019

(unaudited)

	Shares	Value
COMMON STOCKS - 93.3%
Biotechnology - 1.1%
Alnylam Pharmaceuticals, Inc. (A)	107,262	$ 9,582,787
Editas Medicine, Inc. (A)	69,829	1,728,268
Intellia Therapeutics, Inc. (A) (B)	105,940	1,629,357
Moderna, Inc. (A) (B)	298,631	7,773,365

		20,713,777

Entertainment - 8.0%
Netflix, Inc. (A)	179,928	66,670,521
Spotify Technology SA (A)	613,794	83,334,811

		150,005,332

Health Care Equipment & Supplies - 8.7%
DexCom, Inc. (A)	399,400	48,355,358
Intuitive Surgical, Inc. (A)	177,955	90,869,162
Penumbra, Inc. (A)	176,154	23,692,713

		162,917,233

Health Care Providers & Services - 3.8%
Convetrus, Inc. (A)	1,013,683	33,319,760
Guardant Health, Inc. (A)	180,199	11,804,836
HealthEquity, Inc. (A)	382,425	25,909,294

		71,033,890

Health Care Technology - 7.3%
Veeva Systems, Inc., Class A (A)	976,040	136,518,715

Interactive Media & Services - 10.3%
Alphabet, Inc., Class C (A)	51,382	61,066,479
Facebook, Inc., Class A (A)	154,581	29,895,966
Twitter, Inc. (A)	2,448,408	97,715,963
Zillow Group, Inc., Class C (A) (B)	159,856	5,339,190

		194,017,598

Internet & Direct Marketing Retail - 14.6%
Amazon.com, Inc. (A)	83,500	160,864,420
Farfetch, Ltd., Class A (A)	1,073,126	26,592,062
MercadoLibre, Inc. (A)	79,615	38,544,807
Wayfair, Inc., Class A (A)	290,380	47,085,117

		273,086,406

IT Services - 18.8%
Adyen NV (A) (C)	38,753	31,538,485
MongoDB, Inc. (A) (B)	352,807	49,717,562
Okta, Inc. (A)	446,698	46,469,993
Shopify, Inc., Class A (A)	359,537	87,558,046
Square, Inc., Class A (A)	850,104	61,904,573
Twilio, Inc., Class A (A)	556,465	76,313,610

		353,502,269

	Shares	Value
COMMON STOCKS (continued)
Life Sciences Tools & Services - 4.8%
Illumina, Inc. (A)	287,622	$ 89,738,064

Semiconductors & Semiconductor Equipment - 1.7%
NVIDIA Corp.	177,014	32,039,534

Software - 14.2%
Coupa Software, Inc. (A)	309,674	31,998,614
Elastic NV (A) (B)	345,947	29,595,766
ServiceNow, Inc. (A)	363,806	98,776,967
Trade Desk, Inc., Class A (A)	63,866	14,145,042
Workday, Inc., Class A (A)	448,119	92,146,710

		266,663,099

Total Common Stocks (Cost $1,293,765,830)		1,750,235,917

OTHER INVESTMENT COMPANY - 4.5%
Securities Lending Collateral - 4.5%
State Street Navigator Securities Lending Trust - Government Money Market Portfolio, 2.51% (D)	83,918,788	83,918,788

Total Other Investment Company (Cost $83,918,788)		83,918,788

	Principal	Value
REPURCHASE AGREEMENT - 4.1%
Fixed Income Clearing Corp., 1.45% (D), dated 04/30/2019, to be repurchased at $76,987,314 on 05/01/2019. Collateralized by a U.S. Government Obligation, 2.88%, due 10/15/2021, and with a value of $78,526,541.	$ 76,984,214	76,984,214

Total Repurchase Agreement (Cost $76,984,214)		76,984,214

Total Investments Excluding Purchased Options (Cost $1,454,668,832)		1,911,138,919
Total Purchased Options - 0.0% (E) (Cost $4,134,142)		256,116

Total Investments (Cost $1,458,802,974)		1,911,395,035
Net Other Assets (Liabilities) - (1.9)%		(35,790,150)

Net Assets - 100.0%		$ 1,875,604,885

OVER-THE-COUNTER FOREIGN EXCHANGE OPTIONS PURCHASED:

Description	Counterparty	Exercise Price		Expiration Date	Notional Amount/ Number of Contracts		Premiums Paid	Value
Put - USD vs. CNH	BNP	USD	7.58	01/17/2020	USD	277,077,459	$ 1,418,397	$ 229,974
Put - USD vs. CNH	RBS	USD	7.78	07/03/2019	USD	257,928,035	1,256,733	2,321
Put - USD vs. CNH	RBS	USD	8.00	10/21/2019	USD	248,131,293	1,459,012	23,821

Total							$ 4,134,142	$ 256,116

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2019

Transamerica Capital Growth

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2019

(unaudited)

SECURITY VALUATION:

Valuation Inputs (F)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Common Stocks	$1,718,697,432	$31,538,485	$—	$1,750,235,917
Other Investment Company	83,918,788	—	—	83,918,788
Repurchase Agreement	—	76,984,214	—	76,984,214
Over-the-Counter Foreign Exchange Options Purchased	—	256,116	—	256,116

Total Investments	$1,802,616,220	$108,778,815	$—	$1,911,395,035

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	Non-income producing securities.
(B)	All or a portion of the securities are on loan. The total value of all securities on loan is $82,094,238. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(C)	Security is registered pursuant to Rule 144A of the Securities Act of 1933. Unless otherwise indicated, the security is deemed to be liquid for purposes of compliance limitations on holdings of illiquid securities and may be resold as transactions exempt from registration, normally to qualified institutional buyers. At April 30, 2019, the value of the 144A security is $31,538,485, representing 1.7% of the Fund’s net assets.
(D)	Rates disclosed reflect the yields at April 30, 2019.
(E)	Percentage rounds to less than 0.1% or (0.1)%.
(F)	There were no transfers in or out of Level 3 during the six-month period ended April 30, 2019. Please reference the Security Valuation section of the Notes to Financial Statements for more information regarding security valuation and pricing inputs.

CURRENCY ABBREVIATIONS:

CNH	Chinese Yuan Renminbi (offshore)
USD	United States Dollar

COUNTERPARTY ABBREVIATIONS:

BNP	BNP Paribas
RBS	Royal Bank of Scotland PLC

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2019

Transamerica Concentrated Growth

SCHEDULE OF INVESTMENTS

At April 30, 2019

(unaudited)

	Shares	Value
COMMON STOCKS - 96.0%
Biotechnology - 5.3%
BioMarin Pharmaceutical, Inc. (A)	70,285	$ 6,011,476
Genmab A/S, ADR (A) (B)	222,923	3,725,043

		9,736,519

Capital Markets - 3.8%
Charles Schwab Corp.	149,280	6,834,038

Chemicals - 5.3%
Albemarle Corp.	51,838	3,890,960
Sherwin-Williams Co.	12,650	5,753,600

		9,644,560

Electronic Equipment, Instruments & Components - 3.2%
Amphenol Corp., Class A	58,562	5,830,433

Equity Real Estate Investment Trusts - 4.4%
American Tower Corp.	41,495	8,103,973

Health Care Equipment & Supplies - 7.1%
Cooper Cos., Inc.	18,833	5,460,063
Danaher Corp.	55,899	7,403,264

		12,863,327

Health Care Providers & Services - 2.8%
Centene Corp. (A)	97,251	5,014,262

Industrial Conglomerates - 4.1%
Roper Technologies, Inc.	21,017	7,559,815

Interactive Media & Services - 6.3%
Alphabet, Inc., Class A (A)	5,216	6,253,775
Facebook, Inc., Class A (A)	27,499	5,318,307

		11,572,082

Internet & Direct Marketing Retail - 3.1%
Amazon.com, Inc. (A)	2,889	5,565,716

IT Services - 11.6%
Accenture PLC, Class A	32,103	5,864,255
Fiserv, Inc. (A)	83,164	7,255,227
Visa, Inc., Class A	49,290	8,104,755

		21,224,237

Life Sciences Tools & Services - 3.8%
Lonza Group AG, ADR (B)	224,203	6,931,236

Oil, Gas & Consumable Fuels - 1.9%
EOG Resources, Inc.	36,041	3,461,738

Pharmaceuticals - 2.9%
Roche Holding AG, ADR	158,229	5,231,051

	Shares	Value
COMMON STOCKS (continued)
Professional Services - 4.7%
Verisk Analytics, Inc.	60,307	$ 8,511,730

Software - 15.5%
Adobe, Inc. (A)	24,685	7,140,136
Check Point Software Technologies, Ltd. (A)	44,144	5,330,829
Microsoft Corp.	64,083	8,369,240
SS&C Technologies Holdings, Inc.	109,648	7,418,784

		28,258,989

Specialty Retail - 3.4%
O’Reilly Automotive, Inc. (A)	16,219	6,140,027

Technology Hardware, Storage & Peripherals - 4.2%
Apple, Inc.	37,865	7,598,370

Textiles, Apparel & Luxury Goods - 2.6%
NIKE, Inc., Class B	54,470	4,784,100

Total Common Stocks (Cost $115,047,158)		174,866,203

OTHER INVESTMENT COMPANY - 0.3%
Securities Lending Collateral - 0.3%
State Street Navigator Securities Lending Trust - Government Money Market Portfolio, 2.51% (C)	619,800	619,800

Total Other Investment Company (Cost $619,800)		619,800

	Principal	Value
REPURCHASE AGREEMENT - 3.7%
Fixed Income Clearing Corp., 1.45% (C), dated 04/30/2019, to be repurchased at $6,810,017 on 05/01/2019. Collateralized by a U.S. Government Obligation, 2.75%, due 08/15/2021, and with a value of $6,947,504.	$ 6,809,743	6,809,743

Total Repurchase Agreement (Cost $6,809,743)		6,809,743

Total Investments (Cost $122,476,701)		182,295,746
Net Other Assets (Liabilities) - 0.0%		5,640

Net Assets - 100.0%		$ 182,301,386

SECURITY VALUATION:

Valuation Inputs (D)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Common Stocks	$174,866,203	$—	$—	$174,866,203
Other Investment Company	619,800	—	—	619,800
Repurchase Agreement	—	6,809,743	—	6,809,743

Total Investments	$175,486,003	$6,809,743	$—	$182,295,746

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2019

Transamerica Concentrated Growth

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2019

(unaudited)

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	Non-income producing securities.
(B)	All or a portion of the securities are on loan. The total value of all securities on loan is $601,065. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(C)	Rates disclosed reflect the yields at April 30, 2019.
(D)	There were no transfers in or out of Level 3 during the six-month period ended April 30, 2019. Please reference the Security Valuation section of the Notes to Financial Statements for more information regarding security valuation and pricing inputs.

PORTFOLIO ABBREVIATION:

ADR	American Depositary Receipt

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2019

Transamerica Dividend Focused

SCHEDULE OF INVESTMENTS

At April 30, 2019

(unaudited)

	Shares	Value
COMMON STOCKS - 98.9%
Aerospace & Defense - 5.4%
General Dynamics Corp.	47,187	$ 8,433,261
United Technologies Corp.	148,478	21,174,447

		29,607,708

Airlines - 1.0%
Southwest Airlines Co.	101,471	5,502,772

Banks - 13.8%
Bank of America Corp.	499,780	15,283,273
JPMorgan Chase & Co.	186,622	21,657,483
US Bancorp	376,923	20,097,534
Wells Fargo & Co.	387,202	18,744,449

		75,782,739

Building Products - 3.4%
Johnson Controls International PLC	506,126	18,979,725

Capital Markets - 3.9%
Northern Trust Corp.	58,498	5,764,978
State Street Corp.	236,505	16,001,928

		21,766,906

Chemicals - 6.3%
DowDuPont, Inc.	428,763	16,485,937
Linde PLC	100,349	18,088,911

		34,574,848

Consumer Finance - 2.6%
American Express Co.	123,959	14,531,714

Diversified Telecommunication Services - 4.9%
AT&T, Inc.	517,797	16,030,995
Verizon Communications, Inc.	187,765	10,738,280

		26,769,275

Electric Utilities - 7.7%
Entergy Corp.	227,722	22,066,262
Exelon Corp.	404,343	20,601,276

		42,667,538

Energy Equipment & Services - 2.6%
Schlumberger, Ltd.	336,419	14,358,363

Equity Real Estate Investment Trusts - 2.9%
HCP, Inc.	537,797	16,015,595

Health Care Providers & Services - 4.1%
CVS Health Corp.	261,194	14,203,730
UnitedHealth Group, Inc.	35,598	8,296,826

		22,500,556

Household Durables - 1.3%
Whirlpool Corp.	52,486	7,286,106

Industrial Conglomerates - 3.4%
General Electric Co.	1,823,397	18,543,947

Insurance - 3.1%
Chubb, Ltd.	116,760	16,953,552

IT Services - 2.4%
International Business Machines Corp.	94,039	13,190,850

Machinery - 4.1%
Stanley Black & Decker, Inc.	127,394	18,675,960
Wabtec Corp.	53,400	3,955,338

		22,631,298

Multi-Utilities - 3.8%
Dominion Energy, Inc.	267,902	20,861,529

	Shares	Value
COMMON STOCKS (continued)
Multiline Retail - 2.6%
Target Corp.	188,914	$ 14,625,722

Oil, Gas & Consumable Fuels - 10.2%
BP PLC, ADR	393,628	17,213,352
EOG Resources, Inc.	134,059	12,876,367
Phillips 66	171,614	16,178,052
Valero Energy Corp.	107,662	9,760,637

		56,028,408

Pharmaceuticals - 4.4%
Johnson & Johnson	80,942	11,429,011
Sanofi, ADR	290,362	12,697,530

		24,126,541

Specialty Retail - 2.7%
Lowe’s Cos., Inc.	131,841	14,916,491

Tobacco - 2.3%
Philip Morris International, Inc.	143,828	12,449,752

Total Common Stocks (Cost $483,980,369)		544,671,935

	Principal	Value
REPURCHASE AGREEMENT - 0.8%
Fixed Income Clearing Corp., 1.45% (A), dated 04/30/2019, to be repurchased at $4,378,346 on 05/01/2019. Collateralized by a U.S. Government Obligation, 2.75%, due 08/15/2021, and with a value of $4,469,155.	$ 4,378,170	4,378,170

Total Repurchase Agreement (Cost $4,378,170)		4,378,170

Total Investments (Cost $488,358,539)		549,050,105
Net Other Assets (Liabilities) - 0.3%		1,599,075

Net Assets - 100.0%		$ 550,649,180

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2019

Transamerica Dividend Focused

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2019

(unaudited)

SECURITY VALUATION:

Valuation Inputs (B)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Common Stocks	$544,671,935	$—	$—	$544,671,935
Repurchase Agreement	—	4,378,170	—	4,378,170

Total Investments	$544,671,935	$4,378,170	$—	$549,050,105

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	Rate disclosed reflects the yield at April 30, 2019.
(B)	There were no transfers in or out of Level 3 during the six-month period ended April 30, 2019. Please reference the Security Valuation section of the Notes to Financial Statements for more information regarding security valuation and pricing inputs.

PORTFOLIO ABBREVIATION:

ADR	American Depositary Receipt

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2019

Transamerica Dynamic Allocation

SCHEDULE OF INVESTMENTS

At April 30, 2019

(unaudited)

	Shares	Value
EXCHANGE-TRADED FUNDS - 99.3%
International Equity Fund - 14.8%
iShares MSCI EAFE ETF	35,550	$ 2,373,318

International Fixed Income Fund - 10.9%
Vanguard Total International Bond ETF (A)	31,293	1,746,462

U.S. Equity Funds - 54.8%
iShares Russell 1000 Growth ETF	23,282	3,680,418
iShares Russell 1000 Value ETF	27,473	3,509,676
iShares Russell 2000 ETF (A)	10,031	1,587,807

		8,777,901

U.S. Fixed Income Fund - 18.8%
iShares Core U.S. Aggregate Bond ETF	27,728	3,010,984

Total Exchange-Traded Funds (Cost $13,766,764)		15,908,665

	Shares	Value
OTHER INVESTMENT COMPANY - 4.3%
Securities Lending Collateral - 4.3%
State Street Navigator Securities Lending Trust - Government Money Market Portfolio, 2.51% (B)	691,049	$ 691,049

Total Other Investment Company (Cost $691,049)		691,049

Total Investments Excluding Purchased Options (Cost $14,457,813)		16,599,714
Total Purchased Options - 0.7% (Cost $153,646)		106,280

Total Investments (Cost $14,611,459)		16,705,994
Net Other Assets (Liabilities) - (4.3)%		(690,278)

Net Assets - 100.0%		$ 16,015,716

EXCHANGE-TRADED OPTIONS PURCHASED:

Description	Exercise Price		Expiration Date	Notional Amount		Number of Contracts	Premiums Paid	Value
Put - S&P 500® Index	USD	2,150.00	06/19/2020	USD	294,583	1	$7,763	$3,040
Put - S&P 500® Index	USD	2,200.00	06/19/2020	USD	294,583	1	8,670	3,420
Put - S&P 500® Index	USD	2,250.00	06/19/2020	USD	294,583	1	6,357	3,850
Put - S&P 500® Index	USD	2,300.00	06/19/2020	USD	1,472,915	5	31,387	21,625
Put - S&P 500® Index	USD	2,350.00	06/19/2020	USD	1,178,332	4	27,652	19,640
Put - S&P 500® Index	USD	2,400.00	06/19/2020	USD	1,472,915	5	36,315	27,335
Put - S&P 500® Index	USD	2,475.00	06/19/2020	USD	883,749	3	27,369	19,770
Put - S&P 500® Index	USD	2,550.00	06/19/2020	USD	294,583	1	8,133	7,600

Total							$153,646	$106,280

SECURITY VALUATION:

Valuation Inputs (C)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Exchange-Traded Funds	$15,908,665	$—	$—	$15,908,665
Other Investment Company	691,049	—	—	691,049
Exchange-Traded Options Purchased	106,280	—	—	106,280

Total Investments	$16,705,994	$—	$—	$16,705,994

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	All or a portion of the securities are on loan. The total value of all securities on loan is $677,063. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(B)	Rate disclosed reflects the yield at April 30, 2019.
(C)	There were no transfers in or out of Level 3 during the six-month period ended April 30, 2019. Please reference the Security Valuation section of the Notes to Financial Statements for more information regarding security valuation and pricing inputs.

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2019

Transamerica Dynamic Income

SCHEDULE OF INVESTMENTS

At April 30, 2019

(unaudited)

	Shares	Value
EXCHANGE-TRADED FUNDS - 99.6%
International Fixed Income Funds - 23.8%
iShares Emerging Markets High Yield Bond ETF	119,476	$ 5,540,102
VanEck Vectors Emerging Markets High Yield Bond ETF (A)	414,094	9,702,223
VanEck Vectors J.P. Morgan EM Local Currency Bond ETF	906,927	30,037,422

		45,279,747

U.S. Equity Funds - 23.4%
Global SuperDividend ETF (A)	1,570,318	36,871,067
Invesco S&P 500 High Dividend Low Volatility ETF	179,899	7,672,692

		44,543,759

U.S. Fixed Income Funds - 45.0%
iShares 20+ Year Treasury Bond ETF (A)	66,952	8,278,615
iShares Core 10+ Year USD Bond ETF	36,724	2,276,521
iShares MBS ETF	56,143	5,950,596
SPDR Bloomberg Barclays Short Term High Yield Bond ETF (A)	1,356,354	37,109,845
Vanguard Long-Term Bond ETF (A)	350,531	31,999,975

		85,615,552

U.S. Mixed Allocation Fund - 7.4%
Global X MLP ETF (A)	1,612,292	14,155,924

Total Exchange-Traded Funds (Cost $197,375,621)		189,594,982

	Shares	Value
OTHER INVESTMENT COMPANY - 21.0%
Securities Lending Collateral - 21.0%
State Street Navigator Securities Lending Trust - Government Money Market Portfolio, 2.51% (B)	39,981,553	$ 39,981,553

Total Other Investment Company (Cost $39,981,553)		39,981,553

	Principal	Value
REPURCHASE AGREEMENT - 0.7%
Fixed Income Clearing Corp., 1.45% (B), dated 04/30/2019, to be repurchased at $1,287,788 on 05/01/2019. Collateralized by a U.S. Government Obligation, 2.75%, due 08/15/2021, and with a value of $1,315,354.	$ 1,287,736	1,287,736

Total Repurchase Agreement (Cost $1,287,736)		1,287,736

Total Investments (Cost $238,644,910)		230,864,271
Net Other Assets (Liabilities) - (21.3)%		(40,578,282)

Net Assets - 100.0%		$ 190,285,989

SECURITY VALUATION:

Valuation Inputs (C)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Exchange-Traded Funds	$189,594,982	$—	$—	$189,594,982
Other Investment Company	39,981,553	—	—	39,981,553
Repurchase Agreement	—	1,287,736	—	1,287,736

Total Investments	$229,576,535	$1,287,736	$—	$230,864,271

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	All or a portion of the securities are on loan. The total value of all securities on loan is $39,125,683. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(B)	Rates disclosed reflect the yields at April 30, 2019.
(C)	There were no transfers in or out of Level 3 during the six-month period ended April 30, 2019. Please reference the Security Valuation section of the Notes to Financial Statements for more information regarding security valuation and pricing inputs.

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2019

Transamerica Emerging Markets Debt

SCHEDULE OF INVESTMENTS

At April 30, 2019

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES - 38.7%
Argentina - 0.7%
Genneia SA 8.75%, 01/20/2022 (A)	$ 2,565,000	$ 2,031,480
Pampa Energia SA 7.50%, 01/24/2027 (A)	3,105,000	2,631,487

		4,662,967

Austria - 1.6%
JBS Investments II GmbH 7.00%, 01/15/2026 (A)	2,795,000	2,908,198
Klabin Austria GMBH 7.00%, 04/03/2049 (A)	4,000,000	4,010,000
Suzano Austria GmbH 7.00%, 03/16/2047 (A)	3,748,000	4,162,191

		11,080,389

Bahrain - 0.2%
Oil & Gas Holding Co. 7.63%, 11/07/2024 (A)	1,050,000	1,141,875

Bermuda - 0.8%
Digicel Group One, Ltd. Zero Coupon, 12/30/2022	2,823,000	1,858,945
Digicel Group Two, Ltd. 8.25%, 09/30/2022 (A) (B)	3,582,000	1,396,980
Digicel, Ltd. 6.75%, 03/01/2023 (A) (B)	3,350,000	2,372,470

		5,628,395

Brazil - 1.2%
Oi SA PIK Rate 10.00%, Cash Rate 9.00%, 07/27/2025 (C)	3,085,000	3,166,410
Samarco Mineracao SA
4.13%, 11/01/2022 (A) (D) (E)	2,575,000	1,763,875
5.38%, 09/26/2024 (A) (D) (E)	800,000	572,000
5.75%, 10/24/2023 (A) (D) (E)	2,105,000	1,505,075
Vale SA 5.63%, 09/11/2042	1,270,000	1,296,987

		8,304,347

Canada - 0.9%
First Quantum Minerals, Ltd. 6.88%, 03/01/2026 (A)	5,230,000	4,896,588
Vale Canada, Ltd. 7.20%, 09/15/2032	1,120,000	1,229,323

		6,125,911

Cayman Islands - 3.8%
Alibaba Group Holding, Ltd. 3.40%, 12/06/2027	3,410,000	3,338,692
Baidu, Inc. 4.88%, 11/14/2028	1,450,000	1,545,330
Comunicaciones Celulares SA Via Comcel Trust 6.88%, 02/06/2024 (A)	3,400,000	3,519,000
Latam Finance, Ltd. 7.00%, 03/01/2026 (A)	3,900,000	3,992,625
Lima Metro Line 2 Finance, Ltd. 5.88%, 07/05/2034 (A)	4,200,000	4,473,000
Odebrecht Drilling Norbe VIII / IX, Ltd. 6.35%, 12/01/2021 (F)	2,837,625	2,802,155

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Cayman Islands (continued)
Sands China, Ltd. 5.40%, 08/08/2028	$ 2,625,000	$ 2,777,549
Vale Overseas, Ltd. 6.88%, 11/10/2039	2,595,000	3,013,444

		25,461,795

Chile - 1.1%
Celulosa Arauco y Constitucion SA 4.25%, 04/30/2029 (A)	3,440,000	3,427,100
Cencosud SA
4.38%, 07/17/2027 (A)	3,005,000	2,862,262
6.63%, 02/12/2045 (A)	1,055,000	1,073,330

		7,362,692

Ecuador - 0.6%
Petroamazonas EP 4.63%, 11/06/2020 (A)	3,780,000	3,727,156

India - 0.5%
Shriram Transport Finance Co., Ltd. 5.95%, 10/24/2022 (A)	3,350,000	3,350,856

Indonesia - 0.5%
Pelabuhan Indonesia II PT 5.38%, 05/05/2045 (A) (B)	3,765,000	3,717,938

Ireland - 0.8%
C&W Senior Financing DAC 6.88%, 09/15/2027 (A)	5,540,000	5,545,485

Israel - 0.6%
Israel Chemicals, Ltd. 6.38%, 05/31/2038 (F)	3,475,000	3,800,712

Kazakhstan - 0.2%
KazMunayGas National Co. JSC 6.38%, 10/24/2048 (A)	1,250,000	1,383,925

Luxembourg - 3.7%
Altice Luxembourg SA 7.63%, 02/15/2025 (A)	2,910,000	2,742,675
CSN Resources SA
6.50%, 07/21/2020 (B) (F)	8,815,000	8,947,225
6.50%, 07/21/2020 (A) (B)	1,310,000	1,329,650
7.63%, 04/17/2026 (A)	2,590,000	2,591,360
Minerva Luxembourg SA 5.88%, 01/19/2028 (A)	4,080,000	3,789,626
Swiss Insured Brazil Power Finance Sarl 9.85%, 07/16/2032 (A)	BRL 22,711,000	5,980,237

		25,380,773

Mexico - 4.4%
Banco Mercantil del Norte SA Fixed until 10/04/2026, 5.75% (G), 10/04/2031 (A)	$ 5,675,000	5,552,988
Grupo Bimbo SAB de CV Fixed until 04/17/2023 (H), 5.95% (A) (G)	4,260,000	4,394,105
Mexico City Airport Trust 5.50%, 07/31/2047 (A)	4,441,000	4,135,681
Petroleos Mexicanos 3-Month LIBOR + 3.65%, 6.25% (G), 03/11/2022	2,250,000	2,352,375

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2019

Transamerica Emerging Markets Debt

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2019

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Mexico (continued)
Petroleos Mexicanos (continued)
6.75%, 09/21/2047	$ 14,270,000	$ 13,156,940

		29,592,089

Mongolia - 0.5%
Mongolian Mortgage Corp. Hfc LLC 9.75%, 01/29/2022 (A)	3,200,000	3,243,536

Netherlands - 2.3%
Braskem Netherlands Finance BV 4.50%, 01/10/2028 (A)	2,650,000	2,597,000
IHS Netherlands Holdco BV 9.50%, 10/27/2021 (A)	3,950,000	4,088,890
Minejesa Capital BV 4.63%, 08/10/2030 (A)	2,200,000	2,131,059
Petrobras Global Finance BV 6.90%, 03/19/2049	6,975,000	6,966,281

		15,783,230

Nigeria - 0.5%
SEPLAT Petroleum Development Co. PLC 9.25%, 04/01/2023 (A)	3,295,000	3,426,800

Northern Mariana Islands - 0.8%
MTN Mauritius Investments, Ltd. 6.50%, 10/13/2026 (A)	4,960,000	5,090,150

Panama - 0.9%
Aeropuerto Internacional de Tocumen SA 6.00%, 11/18/2048 (A)	3,590,000	4,038,750
Empresa de Transmision Electrica SA 5.13%, 05/02/2049 (A) (I)	2,265,000	2,318,114

		6,356,864

Peru - 0.6%
Alicorp SAA 6.88%, 04/17/2027 (A)	PEN 13,200,000	4,052,019

Republic of South Africa - 1.1%
Eskom Holdings SOC, Ltd.
7.85%, 04/02/2026, MTN	ZAR 72,000,000	4,553,576
8.45%, 08/10/2028 (A) (B)	$ 2,790,000	3,017,106

		7,570,682

Saudi Arabia - 0.8%
Saudi Arabian Oil Co.
2.88%, 04/16/2024 (A)	2,255,000	2,220,762
4.38%, 04/16/2049 (A)	3,025,000	2,938,968

		5,159,730

Singapore - 0.7%
LLPL Capital Pte, Ltd. 6.88%, 02/04/2039 (A)	3,340,000	3,603,700
Medco Platinum Road Pte, Ltd. 6.75%, 01/30/2025 (A)	1,445,000	1,409,771

		5,013,471

Spain - 0.8%
AI Candelaria Spain SLU 7.50%, 12/15/2028 (A)	2,730,000	2,914,275
International Airport Finance SA 12.00%, 03/15/2033 (A)	2,300,000	2,469,050

		5,383,325

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Togo - 0.5%
Ecobank Transnational, Inc. 9.50%, 04/18/2024 (A)	$ 3,150,000	$ 3,228,309

Turkey - 2.6%
KOC Holding AS 6.50%, 03/11/2025 (A) (B)	2,780,000	2,679,253
Mersin Uluslararasi Liman Isletmeciligi AS 5.88%, 08/12/2020 (F)	2,240,000	2,228,800
QNB Finansbank AS
4.88%, 05/19/2022 (A) (B)	3,275,000	3,085,377
6.88%, 09/07/2024 (A)	4,050,000	3,947,713
Turkcell Iletisim Hizmetleri AS 5.80%, 04/11/2028 (A)	2,275,000	1,979,523
Turkiye Vakiflar Bankasi TAO 8.13%, 03/28/2024 (A)	4,020,000	3,774,981

		17,695,647

United Arab Emirates - 1.1%
Acwa Power Management And Investments One, Ltd. 5.95%, 12/15/2039 (A)	4,060,000	4,191,950
DP World PLC 5.63%, 09/25/2048 (A)	1,690,000	1,782,950
Oztel Holdings SPC, Ltd. 6.63%, 04/24/2028 (A)	1,385,000	1,352,106

		7,327,006

United Kingdom - 0.7%
MARB BondCo PLC 6.88%, 01/19/2025 (A)	3,190,000	3,167,670
Vedanta Resources Finance II PLC 9.25%, 04/23/2026 (A)	1,810,000	1,818,849

		4,986,519

United States - 2.3%
Braskem America Finance Co. 7.13%, 07/22/2041 (A)	3,010,000	3,499,125
Kosmos Energy, Ltd. 7.13%, 04/04/2026 (A)	1,700,000	1,703,740
Resorts World Las Vegas LLC / RWLV Capital, Inc. 4.63%, 04/16/2029 (A)	5,700,000	5,653,630
Sasol Financing LLC 6.50%, 09/27/2028	4,500,000	4,934,644

		15,791,139

Venezuela - 0.4%
Petroleos de Venezuela SA
5.50%, 04/12/2037 (E) (F) (J)	3,870,000	812,700
8.50%, 10/27/2020 (E) (F) (J)	1,945,000	1,721,325

		2,534,025

Virgin Islands, British - 0.5%
GTL Trade Finance, Inc. 7.25%, 04/16/2044 (A) (B)	3,105,000	3,524,175

Total Corporate Debt Securities (Cost $256,738,228)		262,433,932

FOREIGN GOVERNMENT OBLIGATIONS - 55.3%
Argentina - 5.2%
Argentina Bonar Bonds 8.75%, 05/07/2024	2,500,000	2,183,775

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2019

Transamerica Emerging Markets Debt

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2019

(unaudited)

	Principal	Value
FOREIGN GOVERNMENT OBLIGATIONS (continued)
Argentina (continued)
Argentina Republic Government International Bond
3.75% (K), 12/31/2038	$ 12,975,000	$ 6,766,592
5.63%, 01/26/2022	6,295,000	4,900,720
6.88%, 04/22/2021 - 01/26/2027	15,165,000	11,351,584
7.13%, 07/06/2036 (B)	3,105,000	2,130,372
Argentina Republic Government International Bond, Interest Only STRIPS 5.00% Argentina GDP growth over base of 3.00%, 0.00% (G), 12/15/2035	19,120,000	544,920
Bonos de la Nacion Argentina CON Ajuste por CER 4.00%, 03/06/2020	ARS 81,600,000	2,566,981
Provincia de Buenos Aires 6.50%, 02/15/2023 (A)	$ 6,785,000	4,970,013

		35,414,957

Brazil - 3.7%
Brazil Notas do Tesouro Nacional Series F, 10.00%, 01/01/2023 - 01/01/2029	BRL 91,047,000	25,026,434

Chile - 2.2%
Bonos de la Tesoreria de la Republica en pesos 4.50%, 03/01/2021 - 03/01/2026	CLP 9,855,000,000	15,002,827

Colombia - 3.6%
Colombia Government International Bond
2.63%, 03/15/2023	$ 3,000,000	2,940,000
4.38%, 07/12/2021	8,700,000	8,952,387
Colombia TES
Series B,
6.25%, 11/26/2025	COP 9,430,500,000	2,918,413
7.00%, 05/04/2022	18,124,100,000	5,859,770
7.50%, 08/26/2026	10,700,000,000	3,525,617

		24,196,187

Cote d’Ivoire - 1.4%
Ivory Coast Government International Bond
5.75% (K), 12/31/2032 (A)	$ 3,280,625	3,090,349
6.13%, 06/15/2033 (A)	7,400,000	6,736,960

		9,827,309

Croatia - 0.7%
Croatia Government International Bond 6.00%, 01/26/2024 (A)	4,090,000	4,577,643

Ecuador - 1.6%
Ecuador Government International Bond
7.95%, 06/20/2024 (A)	3,300,000	3,345,375
8.88%, 10/23/2027 (A)	3,245,000	3,301,787
10.75%, 01/31/2029 (A)	3,865,000	4,309,475

		10,956,637

	Principal	Value
FOREIGN GOVERNMENT OBLIGATIONS (continued)
Egypt - 2.2%
Egypt Government International Bond
6.20%, 03/01/2024 (A)	$ 7,815,000	$ 7,865,798
8.70%, 03/01/2049 (A)	6,650,000	6,851,987

		14,717,785

Gabon - 0.6%
Gabon Government International Bond 6.38%, 12/12/2024 (A)	3,990,000	3,840,694

Ghana - 1.6%
Ghana Government International Bond
7.88%, 03/26/2027 (A) (B)	3,665,000	3,719,975
8.95%, 03/26/2051 (A)	7,170,000	7,091,130

		10,811,105

Hungary - 0.7%
Hungary Government Bond 2.50%, 10/24/2024	HUF 1,383,510,000	4,847,607

Indonesia - 6.1%
Indonesia Government International Bond
3.38%, 04/15/2023 (A)	$ 3,740,000	3,752,544
3.75%, 04/25/2022 (A)	4,750,000	4,822,927
4.35%, 01/08/2027 (A) (B)	6,100,000	6,332,678
4.75%, 01/08/2026 (A)	2,000,000	2,129,958
5.35%, 02/11/2049	3,455,000	3,858,344
Indonesia Treasury Bond
7.50%, 08/15/2032	IDR 91,856,000,000	6,050,416
8.25%, 05/15/2036	25,935,000,000	1,815,648
8.38%, 03/15/2034	69,274,000,000	4,909,947
8.75%, 05/15/2031	25,000,000,000	1,843,000
Perusahaan Penerbit SBSN Indonesia III 4.40%, 03/01/2028 (A)	$ 5,420,000	5,579,890

		41,095,352

Kenya - 0.5%
Kenya Government International Bond 8.25%, 02/28/2048 (A)	3,500,000	3,452,575

Malaysia - 0.7%
Malaysia Sovereign Sukuk Bhd. 3.04%, 04/22/2025 (A)	5,000,000	5,000,550

Mexico - 5.8%
Mexico Bonos
6.50%, 06/09/2022	MXN 147,580,000	7,470,100
8.50%, 05/31/2029	28,940,000	1,562,839
Series M,
6.50%, 06/09/2022	50,260,000	2,544,025
7.25%, 12/09/2021	97,110,000	5,033,159
8.00%, 11/07/2047	51,672,700	2,575,983
10.00%, 11/20/2036	49,765,300	3,006,590
Mexico Government International Bond
1.63%, 04/08/2026	EUR 3,500,000	3,929,378
3.60%, 01/30/2025 (B)	$ 4,110,000	4,105,890
4.00%, 10/02/2023	9,175,000	9,427,313

		39,655,277

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2019

Transamerica Emerging Markets Debt

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2019

(unaudited)

	Principal	Value
FOREIGN GOVERNMENT OBLIGATIONS (continued)
Nigeria - 1.0%
Nigeria Government International Bond
6.50%, 11/28/2027 (A)	$ 4,595,000	$ 4,518,080
8.75%, 01/21/2031 (A)	2,120,000	2,329,965

		6,848,045

Peru - 2.2%
Peru Government International Bond
6.90%, 08/12/2037 (A)	PEN 9,661,000	3,259,460
8.20%, 08/12/2026 (A)	31,870,000	11,601,702

		14,861,162

Poland - 1.2%
Republic of Poland Government Bond
3.25%, 07/25/2025	PLN 22,058,000	5,991,496
4.00%, 10/25/2023	8,203,000	2,306,358

		8,297,854

Qatar - 0.6%
Qatar Government International Bond
2.38%, 06/02/2021 (A)	$ 2,000,000	1,976,388
4.00%, 03/14/2029 (A)	2,100,000	2,186,302

		4,162,690

Republic of Korea - 1.1%
Export-Import Bank of Korea
6.90%, 01/08/2021 (A)	IDR 30,000,000,000	2,055,013
8.00%, 05/15/2024 (A)	35,800,000,000	2,427,393
8.40%, 11/30/2021 (A)	38,700,000,000	2,712,731

		7,195,137

Republic of South Africa - 2.8%
Republic of South Africa Government Bond
8.00%, 01/31/2030	ZAR 96,332,400	6,218,352
8.75%, 01/31/2044	103,421,036	6,521,005
8.88%, 02/28/2035	94,414,503	6,207,769

		18,947,126

Russian Federation - 0.8%
Russian Federation Foreign Bond - Eurobond 5.10%, 03/28/2035 (A)	$ 5,200,000	5,381,938

Saudi Arabia - 1.1%
Saudi Arabia Government International Bond 5.25%, 01/16/2050 (A)	6,940,000	7,530,622

Supranational - 2.0%
Africa Finance Corp. 3.88%, 04/13/2024 (A)	2,715,000	2,705,948
Asian Development Bank 6.45%, 08/08/2021, MTN	INR 366,810,000	5,120,297
Banque Ouest Africaine de Developpement 5.00%, 07/27/2027 (A)	$ 2,500,000	2,501,950

	Principal	Value
FOREIGN GOVERNMENT OBLIGATIONS (continued)
Supranational (continued)
Eastern & Southern African Trade & Development Bank 5.38%, 03/14/2022, MTN (F)	$ 3,425,000	$ 3,485,485

		13,813,680

Tajikistan - 0.3%
Republic of Tajikistan International Bond 7.13%, 09/14/2027 (A)	1,940,000	1,803,191

Turkey - 0.3%
Export Credit Bank of Turkey 6.13%, 05/03/2024 (A)	2,550,000	2,312,610

Ukraine - 3.3%
Ukraine Government International Bond
Zero Coupon (G), 05/31/2040 (F)	9,845,000	6,274,612
7.75%, 09/01/2019 - 09/01/2022 (A)	9,420,000	9,323,488
7.75%, 09/01/2020 (F)	6,750,000	6,754,860

		22,352,960

Venezuela - 1.2%
Venezuela Government International Bond
9.00%, 05/07/2023 (E) (F) (J)	9,260,000	2,708,550
9.25%, 09/15/2027 (E) (J)	12,230,000	3,791,300
11.95%, 08/05/2031 (E) (F) (J)	5,565,000	1,669,500

		8,169,350

Zambia - 0.8%
Zambia Government International Bond
5.38%, 09/20/2022 (A)	5,190,000	3,555,150
8.50%, 04/14/2024 (A)	2,380,000	1,653,110

		5,208,260

Total Foreign Government Obligations (Cost $384,725,886)		375,307,564

	Shares	Value
COMMON STOCKS - 0.2%
Colombia - 0.1%
Frontera Energy Corp.	93,356	824,735

United States - 0.1%
NII Holdings, Inc. (B) (E)	193,157	378,588

Total Common Stocks (Cost $8,649,557)		1,203,323

	Principal	Value
SHORT-TERM FOREIGN GOVERNMENT OBLIGATIONS - 1.0%
Argentina - 1.0%
Argentina Treasury Bill
0.00% (L) (M), 05/31/2019 - 04/30/2020	ARS 203,661,900	5,267,034
0.32% (L) (M), 07/31/2020	71,466,000	1,402,094

Total Short-Term Foreign Government Obligations (Cost $8,259,191)		6,669,128

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2019

Transamerica Emerging Markets Debt

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2019

(unaudited)

	Shares	Value
OTHER INVESTMENT COMPANY - 3.5%
Securities Lending Collateral - 3.5%
State Street Navigator Securities Lending Trust - Government Money Market Portfolio, 2.51% (L)	24,029,603	$ 24,029,603

Total Other Investment Company (Cost $24,029,603)		24,029,603

	Principal	Value
REPURCHASE AGREEMENT - 3.3%
Fixed Income Clearing Corp., 1.45% (L), dated 04/30/2019, to be repurchased at $22,271,247 on 05/01/2019. Collateralized by a U.S. Government Obligation, 2.75%, due 08/15/2021, and with a value of $22,716,511.	$ 22,270,350	22,270,350

Total Repurchase Agreement (Cost $22,270,350)		22,270,350

Total Investments (Cost $704,672,815)		691,913,900
Net Other Assets (Liabilities) - (2.0)%		(13,790,239)

Net Assets - 100.0%		$ 678,123,661

FORWARD FOREIGN CURRENCY CONTRACTS:
Counterparty	Settlement Date	Currency Purchased		Currency Sold		Unrealized Appreciation	Unrealized Depreciation
BCLY	05/31/2019	HUF	1,513,865,724	USD	5,257,345	$—	$(3,956)
BCLY	05/31/2019	PLN	33,132,208	USD	8,625,030	53,048	—
JPM	05/31/2019	ZAR	110,082,377	USD	7,643,548	23,664	—
SCB	05/03/2019	USD	21,555,913	BRL	85,258,926	2,733	(184,505)
SCB	05/03/2019	BRL	85,258,926	USD	21,591,339	175,855	(29,510)
SCB	06/04/2019	BRL	31,627,585	USD	8,040,405	7,085	(3,307)
TDB	05/31/2019	USD	6,533,736	MXN	124,703,536	—	(11,402)

Total						$262,385	$(232,680)

INVESTMENTS BY INDUSTRY:

Industry	Percentage of Total Investments	Value
Foreign Government Obligations	54.2%	$375,307,564
Oil, Gas & Consumable Fuels	6.8	46,701,628
Metals & Mining	4.7	32,488,551
Wireless Telecommunication Services	3.1	21,120,777
Electric Utilities	2.9	20,286,522
Banks	2.8	19,589,368
Food Products	2.7	18,311,618
Chemicals	2.1	14,831,481
Transportation Infrastructure	2.1	14,655,231
Diversified Financial Services	1.8	12,574,629
Hotels, Restaurants & Leisure	1.2	8,431,179
Paper & Forest Products	1.1	7,589,291
Diversified Telecommunication Services	0.8	5,538,880
Road & Rail	0.6	4,473,000

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2019

Transamerica Emerging Markets Debt

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2019

(unaudited)

INVESTMENTS BY INDUSTRY (continued):

Industry	Percentage of Total Investments	Value
Professional Services	0.6%	$4,191,950
Communications Equipment	0.6	4,088,890
Containers & Packaging	0.6	4,010,000
Airlines	0.6	3,992,625
Food & Staples Retailing	0.6	3,935,592
Marine	0.5	3,717,938
Internet & Direct Marketing Retail	0.5	3,338,692
Energy Equipment & Services	0.4	2,802,155
Media	0.4	2,742,675
Commercial Services & Supplies	0.4	2,679,253
Interactive Media & Services	0.2	1,545,330

Investments	92.3	638,944,819
Short-Term Investments	7.7	52,969,081

Total Investments	100.0%	$691,913,900

SECURITY VALUATION:

Valuation Inputs (N)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Corporate Debt Securities	$—	$262,433,932	$—	$262,433,932
Foreign Government Obligations	—	375,307,564	—	375,307,564
Common Stocks	1,203,323	—	—	1,203,323
Short-Term Foreign Government Obligations	—	6,669,128	—	6,669,128
Other Investment Company	24,029,603	—	—	24,029,603
Repurchase Agreement	—	22,270,350	—	22,270,350

Total Investments	$25,232,926	$666,680,974	$—	$691,913,900

Other Financial Instruments
Forward Foreign Currency Contracts (O)	$—	$262,385	$—	$262,385

Total Other Financial Instruments	$—	$262,385	$—	$262,385

LIABILITIES
Other Financial Instruments
Forward Foreign Currency Contracts (O)	$—	$(232,680)	$—	$(232,680)

Total Other Financial Instruments	$—	$(232,680)	$—	$(232,680)

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	Securities are registered pursuant to Rule 144A of the Securities Act of 1933. Unless otherwise indicated, the securities are deemed to be liquid for purposes of compliance limitations on holdings of illiquid securities and may be resold as transactions exempt from registration, normally to qualified institutional buyers. At April 30, 2019, the total value of 144A securities is $352,537,868, representing 52.0% of the Fund’s net assets.
(B)	All or a portion of the securities are on loan. The total value of all securities on loan is $23,539,747. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(C)	Payment in-kind. Security pays interest or dividends in the form of additional bonds or preferred stock. If the security makes a cash payment in addition to in-kind, the cash rate is disclosed separately.
(D)	Securities in default; no interest payments received and/or dividends declared during the last 12 months. At April 30, 2019, the total value of such securities is $3,840,950, representing 0.6% of the Fund’s net assets.

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2019

Transamerica Emerging Markets Debt

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2019

(unaudited)

FOOTNOTES TO SCHEDULE OF INVESTMENTS (continued):

(E)	Non-income producing securities.
(F)	Securities are exempt from registration under Regulation S of the Securities Act of 1933, which exempts from registration securities offered and sold outside the United States. Securities may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933. At April 30, 2019, the total value of Regulation S securities is $41,205,924, representing 6.1% of the Fund’s net assets.
(G)	Floating or variable rate securities. The rates disclosed are as of April 30, 2019. For securities based on a published reference rate and spread, the reference rate and spread are indicated within the description. Variable rate securities with a floor or ceiling feature are disclosed at the inherent rate, where applicable. Certain variable rate securities are not based on a published reference rate and spread, but are determined by the issuer or agent and are based on current market conditions; these securities do not indicate a reference rate and spread in the description.
(H)	Perpetual maturity. The date displayed is the next call date.
(I)	When-issued, delayed-delivery and/or forward commitment (including TBAs) security. Security to be settled and delivered after April 30, 2019. Security may display a coupon rate of 0.00%, as the rate is to be determined at time of settlement.
(J)	Securities in default; partial receipt of interest payments and/or dividends declared at last payment date. At April 30, 2019, the total value of such securities is $10,703,375, representing 1.6% of the Fund’s net assets.
(K)	Step bonds. Coupon rates change in increments to maturity. The rates disclosed are as of April 30, 2019; the maturity dates disclosed are the ultimate maturity dates.
(L)	Rates disclosed reflect the yields at April 30, 2019.
(M)	Percentage rounds to less than 0.01% or (0.01)%.
(N)	There were no transfers in or out of Level 3 during the six-month period ended April 30, 2019. Please reference the Security Valuation section of the Notes to Financial Statements for more information regarding security valuation and pricing inputs.
(O)	Futures contracts and/or forward foreign currency contracts are valued at unrealized appreciation (depreciation).

CURRENCY ABBREVIATIONS:

ARS	Argentine Peso
BRL	Brazilian Real
CLP	Chilean Peso
COP	Columbian Peso
EUR	Euro
HUF	Hungarian Forint
IDR	Indonesian Rupiah
INR	Indian Rupee
MXN	Mexican Peso
PEN	Peruvian Sol
PLN	Polish Zloty
USD	United States Dollar
ZAR	South African Rand

COUNTERPARTY ABBREVIATIONS:

BCLY	Barclays Bank PLC
JPM	JPMorgan Chase Bank, N.A.
SCB	Standard Chartered Bank
TDB	Toronto Dominion Bank

PORTFOLIO ABBREVIATIONS:

GDP	Gross Domestic Product
LIBOR	London Interbank Offered Rate
MTN	Medium Term Note
STRIPS	Separate Trading of Registered Interest and Principal of Securities

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2019

Transamerica Emerging Markets Equity

SCHEDULE OF INVESTMENTS

At April 30, 2019

(unaudited)

	Shares	Value
COMMON STOCKS - 98.6%
Brazil - 7.0%
Ambev SA	1,024,700	$ 4,826,760
Banco Bradesco SA, ADR	411,600	3,729,096
Banco do Brasil SA	366,000	4,637,189
Banco Santander Brasil SA	787,785	9,042,922
Cia Siderurgica Nacional SA (A)	969,800	3,596,157
Equatorial Energia SA	194,500	4,072,442
IRB Brasil Resseguros S/A	272,000	6,513,682
JBS SA	1,701,500	8,578,882
MRV Engenharia e Participacoes SA	657,000	2,431,223
Petroleo Brasileiro SA, ADR	297,000	4,098,600
Suzano SA	283,700	2,946,903
Vale SA, ADR	542,600	6,934,428

		61,408,284

China - 32.1%
Agricultural Bank of China, Ltd., H Shares	11,560,000	5,334,387
Air China, Ltd., H Shares	6,994,000	8,335,955
Alibaba Group Holding, Ltd., ADR (A)	168,800	31,324,216
Angang Steel Co., Ltd., H Shares (B)	3,812,000	2,560,835
Anhui Conch Cement Co., Ltd., H Shares	1,457,500	8,890,141
ANTA Sports Products, Ltd.	2,256,000	15,903,121
Baidu, Inc., ADR (A)	39,900	6,632,577
Bank of China, Ltd., H Shares	27,221,000	12,977,583
China Communications Construction Co., Ltd., H Shares	11,217,000	10,795,476
China Communications Services Corp., Ltd., H Shares	3,236,000	2,607,016
China Conch Venture Holdings, Ltd.	3,693,000	12,475,079
China Construction Bank Corp., H Shares	17,818,000	15,740,202
China National Building Material Co., Ltd., H Shares	6,292,000	5,847,017
China Railway Group, Ltd., H Shares	14,647,000	11,538,657
China Shenhua Energy Co., Ltd., H Shares	3,486,000	7,705,390
Country Garden Holdings Co., Ltd. (B)	2,019,000	3,253,131
CRRC Corp., Ltd., H Shares	2,503,000	2,185,594
CSPC Pharmaceutical Group, Ltd.	1,900,000	3,662,044
Ctrip.com International, Ltd., ADR (A)	143,500	6,321,175
Future Land Development Holdings, Ltd.	2,104,000	2,507,699
Guangzhou R&F Properties Co., Ltd., H Shares	1,367,600	2,716,093
Industrial & Commercial Bank of China, Ltd., H Shares	9,339,000	7,011,869
KWG Group Holdings, Ltd.	3,105,500	3,634,062
Lenovo Group, Ltd.	7,582,000	7,026,456
Momo, Inc., ADR	142,600	5,000,982
NetEase, Inc., ADR	35,300	10,043,909
New Oriental Education & Technology Group, Inc., ADR (A)	55,000	5,250,300
PetroChina Co., Ltd., H Shares	18,864,000	11,975,158
PICC Property & Casualty Co., Ltd., H Shares	6,390,000	7,176,206
Shandong Weigao Group Medical Polymer Co., Ltd., H Shares	3,796,000	3,725,933
Sinopharm Group Co., Ltd., H Shares	790,800	3,104,813
Tencent Holdings, Ltd.	803,400	39,735,774

		282,998,850

Hong Kong - 3.4%
China Mengniu Dairy Co., Ltd. (A)	1,033,000	3,818,708

	Shares	Value
COMMON STOCKS (continued)
Hong Kong (continued)
China Mobile, Ltd.	1,405,000	$ 13,387,690
China Overseas Land & Investment, Ltd.	2,402,000	8,986,679
CITIC, Ltd.	2,300,000	3,348,205

		29,541,282

Hungary - 1.3%
MOL Hungarian Oil & Gas PLC	392,258	4,503,668
OTP Bank Nyrt	163,716	7,255,730

		11,759,398

India - 10.8%
Axis Bank, Ltd. (A)	785,204	8,636,214
Divi’s Laboratories, Ltd.	157,193	3,943,738
Dr. Reddy’s Laboratories, Ltd.	117,632	4,961,756
Escorts, Ltd.	302,215	3,232,722
GAIL India, Ltd.	550,688	2,809,901
Graphite India, Ltd.	117,130	647,506
HDFC Bank, Ltd., ADR	98,661	11,311,484
HEG, Ltd.	43,089	1,007,937
ICICI Bank, Ltd., ADR	433,420	4,962,659
Infosys, Ltd., ADR	1,358,800	14,620,688
Larsen & Toubro, Ltd.	193,546	3,749,665
Mphasis, Ltd.	131,837	1,827,422
Tata Consultancy Services, Ltd.	495,902	16,086,536
Tata Steel, Ltd.	552,509	4,444,062
Tech Mahindra, Ltd.	1,108,982	13,327,794

		95,570,084

Indonesia - 0.8%
Adaro Energy Tbk PT	21,751,500	1,991,980
Bank Negara Indonesia Persero Tbk PT	7,524,300	5,069,002

		7,060,982

Malaysia - 0.9%
Malaysia Airports Holdings Bhd.	1,000,100	1,845,631
Petronas Chemicals Group Bhd.	2,606,600	5,674,060

		7,519,691

Mexico - 4.0%
America Movil SAB de CV, Class L, ADR	863,100	12,747,987
Fomento Economico Mexicano SAB de CV, ADR	57,500	5,611,425
Grupo Financiero Banorte SAB de CV, Class O	2,005,000	12,704,071
Grupo Mexico SAB de CV, Series B	1,445,100	4,242,055

		35,305,538

Peru - 0.5%
Credicorp, Ltd.	19,205	4,549,665

Poland - 1.4%
KGHM Polska Miedz SA (A)	70,893	1,908,005
Polski Koncern Naftowy Orlen SA	112,190	2,874,732
Powszechna Kasa Oszczednosci Bank Polski SA	393,073	4,036,213
Powszechny Zaklad Ubezpieczen SA	316,962	3,483,600

		12,302,550

Republic of Korea - 13.1%
CJ CheilJedang Corp.	7,171	1,933,711
Fila Korea, Ltd.	177,954	12,552,677
GS Engineering & Construction Corp.	97,480	3,387,996
Hana Financial Group, Inc.	248,473	7,827,596

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2019

Transamerica Emerging Markets Equity

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2019

(unaudited)

	Shares	Value
COMMON STOCKS (continued)
Republic of Korea (continued)
Hyundai Mobis Co., Ltd.	23,490	$ 4,675,277
Industrial Bank of Korea	296,581	3,592,536
KB Financial Group, Inc.	270,312	10,690,763
Korea Electric Power Corp. (A)	119,353	2,891,486
Korean Air Lines Co., Ltd.	66,254	1,880,170
NCSoft Corp.	12,980	5,844,695
POSCO, ADR	22,600	1,246,842
Samsung Electronics Co., Ltd.	740,084	29,048,368
Samsung SDI Co., Ltd.	49,075	9,935,571
Shinhan Financial Group Co., Ltd.	152,066	5,740,796
SK Hynix, Inc.	65,352	4,419,645
SK Telecom Co., Ltd.	46,974	9,952,545

		115,620,674

Republic of South Africa - 6.0%
Absa Group, Ltd.	521,464	5,987,814
AngloGold Ashanti, Ltd., ADR	371,800	4,387,240
Exxaro Resources, Ltd.	188,367	2,150,715
MTN Group, Ltd. (B)	420,597	3,039,295
Naspers, Ltd., N Shares	88,257	22,550,728
Old Mutual, Ltd. (B)	2,050,000	3,294,617
Sanlam, Ltd.	661,900	3,539,696
Standard Bank Group, Ltd. (B)	579,870	8,066,699

		53,016,804

Russian Federation - 2.8%
Gazprom PJSC, ADR	2,147,415	10,780,023
Lukoil PJSC, ADR	108,083	9,163,277
MMC Norilsk Nickel PJSC, ADR	223,686	5,011,685

		24,954,985

Taiwan - 12.2%
Accton Technology Corp.	979,000	4,150,319
Arcadyan Technology Corp.	623,000	1,725,795
Asia Cement Corp.	3,768,000	5,090,903
Chipbond Technology Corp.	1,327,000	3,006,051
CTBC Financial Holding Co., Ltd.	15,995,000	10,947,680
Delta Electronics, Inc.	2,180,000	11,464,030
Elite Material Co., Ltd.	1,099,000	3,528,067
Far Eastern New Century Corp.	2,381,000	2,596,670
Formosa Plastics Corp.	1,173,000	4,251,513
Grand Pacific Petrochemical	3,285,000	2,259,029
Novatek Microelectronics Corp.	1,281,000	8,353,176
Radiant Opto-Electronics Corp.	1,187,000	3,994,952
Taiwan Cement Corp.	3,618,800	4,918,598
Taiwan Semiconductor Manufacturing Co., Ltd., ADR	672,400	29,464,568
Yageo Corp.	157,000	1,547,086
Yuanta Financial Holding Co., Ltd.	10,747,000	6,225,407
Zhen Ding Technology Holding, Ltd.	1,016,000	3,633,151

		107,156,995

Thailand - 1.1%
CP ALL PCL	2,611,100	6,318,167
PTT Exploration & Production PCL	811,300	3,392,593

		9,710,760

Turkey - 1.2%
Arcelik AS (A)	450,000	1,383,130
BIM Birlesik Magazalar AS	164,062	2,283,489

	Shares	Value
COMMON STOCKS (continued)
Turkey (continued)
Kardemir Karabuk Demir Celik Sanayi VE Ticaret AS, Class D (A)	2,943,938	$ 1,115,035
Tekfen Holding AS	637,721	2,845,051
Turk Hava Yollari AO (A)	1,384,369	3,320,035

		10,946,740

Total Common Stocks (Cost $833,622,217)		869,423,282

PREFERRED STOCK - 0.3%
Brazil - 0.3%
Gerdau SA, 3.16% (C)	815,500	2,942,879

Total Preferred Stock (Cost $3,533,469)		2,942,879

EXCHANGE-TRADED FUND - 0.4%
United States - 0.4%
iShares MSCI Emerging Markets ETF	82,400	3,619,832

Total Exchange-Traded Fund (Cost $3,469,035)		3,619,832

OTHER INVESTMENT COMPANY - 1.5%
Securities Lending Collateral - 1.5%
State Street Navigator Securities Lending Trust - Government Money Market Portfolio, 2.51% (C)	13,495,538	13,495,538

Total Other Investment Company (Cost $13,495,538)		13,495,538

	Principal	Value
REPURCHASE AGREEMENT - 0.8%
Fixed Income Clearing Corp., 1.45% (C), dated 04/30/2019, to be repurchased at $6,782,977 on 05/01/2019. Collateralized by a U.S. Government Obligation, 2.75%, due 08/15/2021, and with a value of $6,922,111.	$ 6,782,704	6,782,704

Total Repurchase Agreement (Cost $6,782,704)		6,782,704

Total Investments (Cost $860,902,963)		896,264,235
Net Other Assets (Liabilities) - (1.6)%		(14,167,667)

Net Assets - 100.0%		$ 882,096,568

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2019

Transamerica Emerging Markets Equity

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2019

(unaudited)

INVESTMENTS BY INDUSTRY:

Industry	Percentage of Total Investments	Value
Banks	18.9%	$169,852,170
Internet & Direct Marketing Retail	6.7	60,196,119
Oil, Gas & Consumable Fuels	6.5	58,636,136
Interactive Media & Services	5.7	51,369,333
Semiconductors & Semiconductor Equipment	5.5	49,238,392
IT Services	5.1	45,862,440
Wireless Telecommunication Services	4.4	39,127,517
Metals & Mining	4.3	38,389,223
Technology Hardware, Storage & Peripherals	4.0	36,074,824
Construction & Engineering	3.9	34,923,861
Electronic Equipment, Instruments & Components	3.4	30,107,905
Textiles, Apparel & Luxury Goods	3.2	28,455,798
Construction Materials	2.8	24,746,659
Insurance	2.7	24,007,801
Real Estate Management & Development	2.3	21,097,664
Machinery	2.0	17,893,395
Entertainment	1.8	15,888,604
Food Products	1.6	14,331,301
Airlines	1.5	13,536,160
Chemicals	1.4	12,184,602
Beverages	1.2	10,438,185
Pharmaceuticals	1.0	8,623,800
Food & Staples Retailing	1.0	8,601,656
Electric Utilities	0.8	6,963,928
Capital Markets	0.7	6,225,407
Industrial Conglomerates	0.7	5,944,875
Communications Equipment	0.6	5,876,114
Diversified Consumer Services	0.6	5,250,300
Auto Components	0.5	4,675,277
Life Sciences Tools & Services	0.4	3,943,738
Household Durables	0.4	3,814,353
Health Care Equipment & Supplies	0.4	3,725,933
International Equity Funds	0.4	3,619,832
Health Care Providers & Services	0.3	3,104,813
Paper & Forest Products	0.3	2,946,903
Gas Utilities	0.3	2,809,901
Transportation Infrastructure	0.2	1,845,631
Electrical Equipment	0.2	1,655,443

Investments	97.7	875,985,993
Short-Term Investments	2.3	20,278,242

Total Investments	100.0%	$896,264,235

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2019

Transamerica Emerging Markets Equity

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2019

(unaudited)

SECURITY VALUATION:

Valuation Inputs (D)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Common Stocks	$256,785,112	$612,638,170	$—	$869,423,282
Preferred Stock	2,942,879	—	—	2,942,879
Exchange-Traded Fund	3,619,832	—	—	3,619,832
Other Investment Company	13,495,538	—	—	13,495,538
Repurchase Agreement	—	6,782,704	—	6,782,704

Total Investments	$276,843,361	$619,420,874	$—	$896,264,235

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	Non-income producing securities.
(B)	All or a portion of the securities are on loan. The total value of all securities on loan is $12,684,580. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(C)	Rates disclosed reflect the yields at April 30, 2019.
(D)	There were no transfers in or out of Level 3 during the six-month period ended April 30, 2019. Please reference the Security Valuation section of the Notes to Financial Statements for more information regarding security valuation and pricing inputs.

PORTFOLIO ABBREVIATION:

ADR	American Depositary Receipt

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2019

Transamerica Event Driven

SCHEDULE OF INVESTMENTS

At April 30, 2019

(unaudited)

	Shares	Value
COMMON STOCKS - 7.4%
Banks - 0.3%
First Midwest Bancorp, Inc.	15,356	$ 329,693

Commercial Services & Supplies - 0.4%
Brink’s Co.	5,100	407,643

Communications Equipment - 0.8%
Ciena Corp. (A)	20,000	767,200
Nokia OYJ, ADR (B)	7,000	36,960

		804,160

Diversified Telecommunication Services - 0.4%
Intelsat SA (A) (B)	20,000	404,800

Entertainment - 1.6%
Take-Two Interactive Software, Inc. (A)	10,000	968,300
Ubisoft Entertainment SA (A)	6,450	615,207
Viacom, Inc., Class A (B)	4,281	148,337

		1,731,844

Food & Staples Retailing - 0.4%
Kroger Co.	15,000	386,700

Health Care Providers & Services - 1.2%
Anthem, Inc.	5,000	1,315,150

Hotels, Restaurants & Leisure - 1.1%
Caesars Entertainment Corp. (A)	62,767	587,499
MGM Resorts International	23,000	612,490

		1,199,989

Insurance - 0.4%
Fidelity National Financial, Inc.	11,000	439,450

Media - 0.5%
CBS Corp., Class B	5,019	257,324
Discovery, Inc., Class A (A) (B)	8,500	262,650

		519,974

Semiconductors & Semiconductor Equipment - 0.1%
NeoPhotonics Corp. (A)	20,000	136,600

Specialty Retail - 0.2%
Fnac Darty SA (A)	1,462	128,477
MarineMax, Inc. (A)	6,835	118,177

		246,654

Total Common Stocks (Cost $7,634,933)		7,922,657

CONVERTIBLE PREFERRED STOCKS - 5.4%
Chemicals - 1.0%
International Flavors & Fragrances, Inc., 6.00%	21,343	1,119,014

Electric Utilities - 0.6%
American Electric Power Co., Inc., 6.13%	12,000	623,760

Health Care Equipment & Supplies - 1.4%
Danaher Corp., 4.75%	1,400	1,474,900

Household Products - 0.5%
Energizer Holdings, Inc., 7.50%	5,100	522,750

Multi-Utilities - 0.8%
CenterPoint Energy, Inc., Series B, 7.00%	16,960	902,950

	Shares	Value
CONVERTIBLE PREFERRED STOCKS (continued)
Water Utilities - 1.1%
Aqua America, Inc., 6.00%	22,000	$ 1,200,760

Total Convertible Preferred Stocks (Cost $5,525,150)		5,844,134

	Principal	Value
CONVERTIBLE BONDS - 64.8%
Banks - 2.3%
BofA Finance LLC 0.25%, 05/01/2023, MTN (C)	$ 2,528,000	2,499,560

Biotechnology - 3.2%
BioMarin Pharmaceutical, Inc. 0.60%, 08/01/2024 (B)	1,700,000	1,747,639
Clovis Oncology, Inc. 1.25%, 05/01/2025 (C)	1,516,000	1,090,980
Exact Sciences Corp. 0.38%, 03/15/2027	500,000	561,599

		3,400,218

Capital Markets - 2.7%
Poseidon Finance 1, Ltd. Zero Coupon, 02/01/2025 (D)	2,000,000	1,950,132
SBI Holdings, Inc. Zero Coupon, 09/13/2023 (D)	JPY 100,000,000	957,109

		2,907,241

Chemicals - 2.3%
Sika AG 3.75%, 01/30/2022 (D)	CHF 400,000	470,414
Toray Industries, Inc. Zero Coupon, 08/31/2021 (D)	JPY 200,000,000	1,949,200

		2,419,614

Commercial Services & Supplies - 0.7%
Siem Industries, Inc. 2.25%, 06/02/2021 (D)	EUR 500,000	747,547

Communications Equipment - 3.0%
Lumentum Holdings, Inc. 0.25%, 03/15/2024 (B)	$ 2,595,000	3,223,169

Construction & Engineering - 1.2%
Dycom Industries, Inc. 0.75%, 09/15/2021 (B)	1,350,000	1,273,864

Electronic Equipment, Instruments & Components - 4.0%
Vishay Intertechnology, Inc. 2.25%, 06/15/2025 (C) (E)	4,417,000	4,240,083

Entertainment - 0.9%
iQIYI, Inc. 2.00%, 04/01/2025 (E)	1,000,000	1,013,970

Health Care Equipment & Supplies - 4.1%
DexCom, Inc. 0.75%, 12/01/2023 (E)	700,000	728,875
Insulet Corp. 1.38%, 11/15/2024 (E)	1,700,000	1,937,050
Wright Medical Group, Inc. 1.63%, 06/15/2023 (C) (E)	1,645,000	1,786,717

		4,452,642

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2019

Transamerica Event Driven

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2019

(unaudited)

	Principal	Value
CONVERTIBLE BONDS (continued)
Household Durables - 1.6%
Harvest International Co. Zero Coupon, 11/21/2022 (D)	HKD 13,000,000	$ 1,676,972

Insurance - 1.3%
AXA SA 7.25%, 05/15/2021 (E)	$ 1,286,000	1,400,711

Interactive Media & Services - 4.9%
Twitter, Inc.
0.25%, 06/15/2024 (C) (E)	3,978,000	4,016,646
1.00%, 09/15/2021	1,275,000	1,230,547

		5,247,193

Internet & Direct Marketing Retail - 3.6%
Booking Holdings, Inc. 0.90%, 09/15/2021 (B)	2,000,000	2,278,559
Liberty Expedia Holdings, Inc. 1.00%, 06/30/2047 (E)	1,632,000	1,631,700

		3,910,259

IT Services - 0.4%
Euronet Worldwide, Inc. 0.75%, 03/15/2049 (B) (E)	400,000	446,440

Machinery - 2.2%
Fortive Corp. 0.88%, 02/15/2022 (E)	2,200,000	2,321,054

Media - 0.9%
Liberty Media Corp. 2.25%, 12/01/2048 (E)	808,000	910,067

Metals & Mining - 1.2%
SSR Mining, Inc. 2.50%, 04/01/2039 (E)	1,300,000	1,248,073

Oil, Gas & Consumable Fuels - 2.3%
RAG-Stiftung Zero Coupon, 10/02/2024 (D)	EUR 800,000	896,310
Whiting Petroleum Corp. 1.25%, 04/01/2020	$ 1,672,000	1,622,924

		2,519,234

Personal Products - 0.9%
Top Glove Labuan, Ltd. 2.00%, 03/01/2024 (D)	950,000	952,204

Pharmaceuticals - 6.7%
Jazz Investments I, Ltd. 1.88%, 08/15/2021 (C)	2,703,000	2,681,038
Teva Pharmaceutical Finance Co. LLC Series C, 0.25%, 02/01/2026 (C)	4,892,000	4,531,105

		7,212,143

Semiconductors & Semiconductor Equipment - 2.2%
Synaptics, Inc. 0.50%, 06/15/2022 (C)	2,589,000	2,363,757

Software - 8.4%
Bilibili, Inc. 1.38%, 04/01/2026 (E)	600,000	591,536
FireEye, Inc. Series B, 1.63%, 06/01/2035	1,435,000	1,338,138
Palo Alto Networks, Inc. 0.75%, 07/01/2023 (C) (E)	3,847,000	4,360,420

	Principal	Value
CONVERTIBLE BONDS (continued)
Software (continued)
Verint Systems, Inc. 1.50%, 06/01/2021 (C)	$ 2,445,000	$ 2,737,466

		9,027,560

Specialty Retail - 2.7%
Guess?, Inc. 2.00%, 04/15/2024 (E)	900,000	934,551
RH Zero Coupon, 06/15/2023 (E)	2,303,000	1,998,458

		2,933,009

Technology Hardware, Storage & Peripherals - 1.1%
Lenovo Group, Ltd. 3.38%, 01/24/2024 (D)	1,041,000	1,224,110

Total Convertible Bonds (Cost $68,464,481)		69,570,694

CORPORATE DEBT SECURITIES - 18.4%
Banks - 0.8%
Bank of America Corp.
Fixed until 03/15/2028 (F), 5.88% (G)	835,000	862,138

Communications Equipment - 1.8%
Viavi Solutions, Inc. 1.75%, 06/01/2023 (E)	1,700,000	1,965,380

Diversified Consumer Services - 0.3%
Weight Watchers International, Inc. 8.63%, 12/01/2025 (E)	300,000	261,000

Food & Staples Retailing - 3.0%
J Sainsbury PLC 1.25%, 11/21/2019 (D)	GBP 2,500,000	3,262,778

Food Products - 0.7%
Simmons Foods, Inc. 5.75%, 11/01/2024 (E)	$ 850,000	782,000

Health Care Technology - 2.2%
Evolent Health, Inc. 1.50%, 10/15/2025 (E)	1,008,000	827,199
Teladoc Health, Inc. 1.38%, 05/15/2025 (C) (E)	1,195,000	1,578,473

		2,405,672

Hotels, Restaurants & Leisure - 1.5%
Scientific Games International, Inc. 10.00%, 12/01/2022	454,000	477,835
Wynn Macau, Ltd. 4.88%, 10/01/2024 (E)	1,100,000	1,086,250

		1,564,085

IT Services - 1.0%
Akamai Technologies, Inc. 0.13%, 05/01/2025 (E)	1,000,000	1,058,527

Machinery - 0.8%
Navistar International Corp. 6.63%, 11/01/2025 (C) (E)	842,000	857,788

Marine - 0.9%
Scorpio Tankers, Inc. 3.00%, 05/15/2022	1,000,000	979,719

Real Estate Management & Development - 0.5%
Redfin Corp. 1.75%, 07/15/2023	599,000	579,158

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2019

Transamerica Event Driven

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2019

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Software - 2.3%
FireEye, Inc. 0.88%, 06/01/2024 (E)	$ 2,500,000	$ 2,505,896

Specialty Retail - 2.2%
PetSmart, Inc. 7.13%, 03/15/2023 (E)	850,000	752,250
Zhongsheng Group Holdings, Ltd. Zero Coupon, 05/23/2023 (D)	HKD 12,000,000	1,546,612

		2,298,862

Wireless Telecommunication Services - 0.4%
Boingo Wireless, Inc. 1.00%, 10/01/2023 (E)	$ 419,000	375,574

Total Corporate Debt Securities (Cost $19,006,919)		19,758,577

	Shares	Value
MASTER LIMITED PARTNERSHIP - 0.3%
Capital Markets - 0.3%
Lazard, Ltd., Class A	7,750	301,320

Total Master Limited Partnership (Cost $296,506)		301,320

OTHER INVESTMENT COMPANY - 6.2%
Securities Lending Collateral - 6.2%
State Street Navigator Securities Lending Trust - Government Money Market Portfolio, 2.51% (H)	6,654,353	6,654,353

Total Other Investment Company (Cost $6,654,353)		6,654,353

	Principal	Value
REPURCHASE AGREEMENT - 8.1%
Fixed Income Clearing Corp., 1.45% (H), dated 04/30/2019, to be repurchased at $8,709,822 on 05/01/2019. Collateralized by a U.S. Government Obligation, 2.75%, due 09/15/2021, and with a value of $8,884,567.	$ 8,709,471	8,709,471

Total Repurchase Agreement (Cost $8,709,471)		8,709,471

Total Investments Excluding Purchased Options (Cost $116,291,813)		118,761,206
Total Purchased Options - 0.1% (Cost $213,858)		58,000

Total Investments Before Securities Sold Short (Cost $116,505,671)		118,819,206

	Shares	Value
SECURITIES SOLD SHORT - (17.9)%
COMMON STOCKS - (15.9)%
Biotechnology - (0.7)%
BioMarin Pharmaceutical, Inc.	(2,210)	(189,021)
Clovis Oncology, Inc.	(13,941)	(254,702)
Exact Sciences Corp.	(3,300)	(325,677)

		(769,400)

	Shares	Value
SECURITIES SOLD SHORT (continued)
COMMON STOCKS (continued)
Chemicals - (0.6)%
Evonik Industries AG	(3,132)	$ (93,301)
International Flavors & Fragrances, Inc.	(1,283)	(176,785)
Sika AG	(2,685)	(411,070)

		(681,156)

Communications Equipment - (2.3)%
Lumentum Holdings, Inc.	(31,662)	(1,962,094)
Viavi Solutions, Inc.	(35,546)	(472,762)

		(2,434,856)

Diversified Financial Services - (1.5)%
AXA Equitable Holdings, Inc.	(49,861)	(1,131,346)
Voya Financial, Inc.	(9,272)	(508,940)

		(1,640,286)

Electronic Equipment, Instruments & Components - (0.7)%
Vishay Intertechnology, Inc.	(37,323)	(739,369)

Energy Equipment & Services - (0.4)%
Subsea 7 SA	(34,867)	(434,086)

Entertainment - (0.2)%
Live Nation Entertainment, Inc.	(3,060)	(199,941)

Food & Staples Retailing - (0.1)%
J Sainsbury PLC	(41,347)	(119,964)

Health Care Equipment & Supplies - (2.6)%
Danaher Corp.	(8,000)	(1,059,520)
DexCom, Inc.	(1,993)	(241,292)
Insulet Corp.	(8,015)	(691,294)
Wright Medical Group NV	(27,228)	(805,132)

		(2,797,238)

Health Care Technology - (1.2)%
Evolent Health, Inc., Class A	(13,670)	(185,228)
Teladoc Health, Inc.	(18,654)	(1,061,040)

		(1,246,268)

Household Durables - (0.2)%
Haier Electronics Group Co., Ltd.	(76,000)	(217,494)

Household Products - (0.1)%
Energizer Holdings, Inc.	(3,400)	(162,826)

Interactive Media & Services - (0.8)%
Twitter, Inc.	(21,913)	(874,548)

Internet & Direct Marketing Retail - (0.2)%
Expedia Group, Inc.	(1,707)	(221,637)

Machinery - (0.4)%
Fortive Corp.	(5,000)	(431,700)

Pharmaceuticals - (0.1)%
Jazz Pharmaceuticals PLC	(519)	(67,351)

Real Estate Management & Development - (0.2)%
Redfin Corp.	(7,900)	(163,372)

Semiconductors & Semiconductor Equipment - (0.1)%
Synaptics, Inc.	(2,501)	(94,213)

Software - (2.8)%
FireEye, Inc.	(19,536)	(312,967)
Palo Alto Networks, Inc.	(8,651)	(2,152,628)
Verint Systems, Inc.	(8,675)	(523,883)

		(2,989,478)

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2019

Transamerica Event Driven

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2019

(unaudited)

	Shares	Value
SECURITIES SOLD SHORT (continued)
COMMON STOCKS (continued)
Specialty Retail - (0.6)%
RH	(5,357)	$ (571,645)
Zhongsheng Group Holdings, Ltd.	(20,000)	(52,519)

		(624,164)

Wireless Telecommunication Services - (0.1)%
Boingo Wireless, Inc.	(5,525)	(125,639)

Total Common Stocks (Proceeds $16,523,339)		(17,034,986)

Principal		Value
CORPORATE DEBT SECURITY - (2.1)%
Banks - (2.1)%
Intesa Sanpaolo SpA 6.63%, 09/13/2023, MTN (D)	EUR (1,671,000)	$ (2,224,763)

Total Corporate Debt Security (Proceeds $2,126,526)		(2,224,763)

Total Securities Sold Short (Proceeds $18,649,865)		(19,259,749)

Net Other Assets (Liabilities), Net of Securities Sold Short - 7.3%		7,871,114

Net Assets - 100.0%		$ 107,430,571

EXCHANGE-TRADED OPTIONS PURCHASED:

Description	Exercise Price		Expiration Date	Notional Amount		Number of Contracts	Premiums Paid	Value
Call - Ciena Corp.	USD	39.00	05/03/2019	USD	1,527,750	225	$24,404	$4,050
Call - CommScope Holding Co., Inc.	USD	25.00	05/17/2019	USD	988,000	130	12,480	15,600
Call - Micron Technology, Inc.	USD	44.00	05/03/2019	USD	5,467,000	1,000	26,000	11,000
Call - Micron Technology, Inc.	USD	46.00	05/24/2019	USD	687,500	250	31,168	9,500
Call - Micron Technology, Inc.	USD	48.00	05/17/2019	USD	164,750	25	2,777	225
Call - Nokia OYJ	USD	6.00	05/10/2019	USD	6,790,000	1,000	22,500	1,000
Call - Viavi Solutions, Inc.	USD	16.00	06/21/2019	USD	1,227,500	250	6,088	1,375
Call - Weatherford International PLC	USD	1.00	05/17/2019	USD	9,293,900	1,700	34,595	1,700
Put - BioMarin Pharmaceutical, Inc.	USD	75.00	05/17/2019	USD	192,500	50	5,296	1,450
Put - Intelsat SA	USD	15.00	05/17/2019	USD	684,000	200	18,700	2,500
Put - SPDR S&P 500 ETF Trust	USD	291.00	05/03/2019	USD	1,297,500	300	29,850	9,600

Total							$213,858	$58,000

OVER-THE-COUNTER SWAP AGREEMENTS:

Total Return Swap Agreements (I)
Reference Entity	Counterparty	Pay/ Receive	Payment Frequency	Maturity Date	Notional Amount		Number of Shares or Units	Value	Premiums Paid (Received)	Net Unrealized Appreciation (Depreciation)
FireEye, Inc., 1.63%, 06/01/2035	CITI	Receive	Quarterly/ Monthly	05/01/2020	USD	3,732,720	3,732,720	$16,657	$17,728	$(1,071)

Value
OTC Swap Agreements, at value (Assets)	$16,657

FUTURES CONTRACTS:
Description	Long/Short	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation	Unrealized Depreciation
NASDAQ-100 E-Mini Index	Short	(42)	06/21/2019	$(6,456,375)	$(6,552,000)	$—	$(95,625)
S&P 500® E-Mini Index	Short	(14)	06/21/2019	(1,955,100)	(2,063,950)	—	(108,850)

Total						$—	$(204,475)

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2019

Transamerica Event Driven

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2019

(unaudited)

FORWARD FOREIGN CURRENCY CONTRACTS:
Counterparty	Settlement Date	Currency Purchased		Currency Sold		Unrealized Appreciation	Unrealized Depreciation
SSB	05/31/2019	USD	463,317	CHF	472,000	$—	$(1,309)
SSB	05/31/2019	USD	2,387,382	EUR	2,137,500	—	(16,473)
SSB	05/31/2019	USD	3,245,234	GBP	2,510,000	—	(33,379)
SSB	05/31/2019	USD	3,231,654	HKD	25,339,250	—	(1)
SSB	05/31/2019	USD	2,922,541	JPY	326,000,000	—	(11,661)

Total						$—	$(62,823)

SECURITY VALUATION:

Valuation Inputs (J)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Common Stocks	$7,178,973	$743,684	$—	$7,922,657
Convertible Preferred Stocks	5,844,134	—	—	5,844,134
Convertible Bonds	—	69,570,694	—	69,570,694
Corporate Debt Securities	—	19,758,577	—	19,758,577
Master Limited Partnership	301,320	—	—	301,320
Other Investment Company	6,654,353	—	—	6,654,353
Repurchase Agreement	—	8,709,471	—	8,709,471
Exchange-Traded Options Purchased	58,000	—	—	58,000

Total Investments	$20,036,780	$98,782,426	$—	$118,819,206

Other Financial Instruments
Over-the-Counter Total Return Swap Agreements	$—	$16,657	$—	$16,657

Total Other Financial Instruments	$—	$16,657	$—	$16,657

LIABILITIES
Securities Sold Short
Common Stocks	$(15,706,552)	$(1,328,434)	$—	$(17,034,986)
Corporate Debt Security	—	(2,224,763)	—	(2,224,763)

Total Securities Sold Short	$(15,706,552)	$(3,553,197)	$—	$(19,259,749)

Other Financial Instruments
Futures Contracts (K)	$(204,475)	$—	$—	$(204,475)
Forward Foreign Currency Contracts (K)	—	(62,823)	—	(62,823)

Total Other Financial Instruments	$(204,475)	$(62,823)	$—	$(267,298)

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	Non-income producing securities.
(B)	All or a portion of the securities are on loan. The total value of all securities on loan is $6,510,538. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(C)	All or a portion of these securities have been segregated by the custodian as collateral for open exchange-traded options and securities sold short transactions. The total value of such securities is $22,208,211.
(D)	Securities are exempt from registration under Regulation S of the Securities Act of 1933, which exempts from registration securities offered and sold outside the United States. Securities may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933. At April 30, 2019, the total value of Regulation S securities is $13,408,625, representing 12.5% of the Fund’s net assets.
(E)	Securities are registered pursuant to Rule 144A of the Securities Act of 1933. Unless otherwise indicated, the securities are deemed to be liquid for purposes of compliance limitations on holdings of illiquid securities and may be resold as transactions exempt from registration, normally to qualified institutional buyers. At April 30, 2019, the total value of 144A securities is $41,616,688, representing 38.7% of the Fund’s net assets.

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2019

Transamerica Event Driven

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2019

(unaudited)

FOOTNOTES TO SCHEDULE OF INVESTMENTS (continued):

(F)	Perpetual maturity. The date displayed is the next call date.
(G)	Floating or variable rate security. The rate disclosed is as of April 30, 2019. For securities based on a published reference rate and spread, the reference rate and spread are indicated within the description. Variable rate securities with a floor or ceiling feature are disclosed at the inherent rate, where applicable. Certain variable rate securities are not based on a published reference rate and spread, but are determined by the issuer or agent and are based on current market conditions; these securities do not indicate a reference rate and spread in the description.
(H)	Rates disclosed reflect the yields at April 30, 2019.
(I)	At the termination date, a net cash flow is exchanged where the total return is equivalent to the return of the reference entity less a financing rate, if any. As a receiver, the Fund would receive payments based on any positive total return and would owe payments in the event of a negative total return. As the payer, the Fund would owe payments on any net positive total return and would receive payment in the event of a negative total return.
(J)	There were no transfers in or out of Level 3 during the six-month period ended April 30, 2019. Please reference the Security Valuation section of the Notes to Financial Statements for more information regarding security valuation and pricing inputs.
(K)	Futures contracts and/or forward foreign currency contracts are valued at unrealized appreciation (depreciation).

CURRENCY ABBREVIATIONS:

CHF	Swiss Franc
EUR	Euro
GBP	Pound Sterling
HKD	Hong Kong Dollar
JPY	Japanese Yen
USD	United States Dollar

COUNTERPARTY ABBREVIATIONS:

CITI	Citibank, N.A.
SSB	State Street Bank & Trust Co.

PORTFOLIO ABBREVIATIONS:

ADR	American Depositary Receipt
MTN	Medium Term Note
NASDAQ	National Association of Securities Dealers Automated Quotations

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2019

Transamerica Floating Rate

SCHEDULE OF INVESTMENTS

At April 30, 2019

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES - 9.0%
Auto Components - 0.2%
Panther BF Aggregator 2, LP / Panther Finance Co., Inc. 6.25%, 05/15/2026 (A)	$ 1,000,000	$ 1,041,250

Communications Equipment - 0.8%
CommScope, Inc. 5.50%, 03/01/2024 (A)	4,500,000	4,694,063

Containers & Packaging - 1.0%
Reynolds Group Issuer, Inc. / Reynolds Group Issuer LLC
5.75%, 10/15/2020	3,876,431	3,888,060
3-Month LIBOR + 3.50%, 6.10% (B), 07/15/2021 (A)	2,000,000	2,007,500

		5,895,560

Food & Staples Retailing - 0.2%
Rite Aid Corp. 6.13%, 04/01/2023 (A) (C)	1,250,000	1,062,500

Health Care Providers & Services - 2.1%
CHS / Community Health Systems, Inc.
5.13%, 08/01/2021	1,000,000	985,000
6.25%, 03/31/2023	2,000,000	1,947,500
RegionalCare Hospital Partners Holdings, Inc. 8.25%, 05/01/2023 (A)	4,180,000	4,445,169
Tenet Healthcare Corp.
4.63%, 07/15/2024	2,650,000	2,657,466
4.75%, 06/01/2020	2,000,000	2,022,500

		12,057,635

Hotels, Restaurants & Leisure - 0.7%
Scientific Games International, Inc. 5.00%, 10/15/2025 (A)	4,000,000	3,978,750

IT Services - 0.6%
First Data Corp. 5.00%, 01/15/2024 (A)	3,500,000	3,587,885

Media - 1.3%
CSC Holdings LLC
5.38%, 07/15/2023 (A)	1,250,000	1,278,125
6.63%, 10/15/2025 (A) (C)	2,000,000	2,125,000
6.75%, 11/15/2021	500,000	535,000
MediaCom Broadband LLC / MediaCom Broadband Corp. 5.50%, 04/15/2021	400,000	400,000
Univision Communications, Inc. 5.13%, 05/15/2023 (A)	2,000,000	1,930,000
WMG Acquisition Corp. 5.63%, 04/15/2022 (A)	893,000	906,216

		7,174,341

Paper & Forest Products - 0.6%
Norbord, Inc. 6.25%, 04/15/2023 (A)	3,200,000	3,328,000

Pharmaceuticals - 1.0%
Bausch Health Cos., Inc.
6.50%, 03/15/2022 (A)	2,000,000	2,070,000
7.00%, 03/15/2024 (A)	3,100,000	3,266,625

		5,336,625

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Real Estate Management & Development - 0.5%
Realogy Group LLC / Realogy Co-Issuer Corp. 5.25%, 12/01/2021 (A)	$ 3,000,000	$ 3,022,500

Software - 0.0%
Avaya, Inc. 7.00%, 04/01/2019 (A) (C) (D) (E) (F) (G)	1,700,000	0

Total Corporate Debt Securities (Cost $50,881,051)		51,179,109

LOAN ASSIGNMENTS - 86.3%
Aerospace & Defense - 0.9%
Avolon TLB Borrower 1 LLC
Term Loan B3,
1-Month LIBOR + 2.00%, 4.49% (B), 01/15/2025	590,208	589,728
TransDigm, Inc.
Term Loan E,
1-Month LIBOR + 2.50%, 4.98% (B), 05/30/2025	2,320,374	2,309,222
Term Loan G,
1-Month LIBOR + 2.50%, 4.98% (B), 08/22/2024	2,456,406	2,443,940

		5,342,890

Airlines - 0.5%
American Airlines, Inc.
Term Loan,
1-Month LIBOR + 2.00%, 4.47% (B), 12/14/2023	980,000	970,609
Term Loan B,
1-Month LIBOR + 1.75%, 4.23% (B), 06/27/2025	2,000,000	1,970,416

		2,941,025

Auto Components - 1.4%
Jason, Inc.
1st Lien Term Loan,
3-Month LIBOR + 4.50%, 7.10% (B), 06/30/2021	3,918,394	3,761,658
K&N Engineering, Inc.
1st Lien Term Loan,
1-Month LIBOR + 4.75%, 7.23% (B), 10/19/2023	2,238,779	2,216,391
Mavis Tire Express Services Corp.
1st Lien Term Loan,
1-Month LIBOR + 3.25%, 5.73% (B), 03/20/2025	1,539,673	1,531,974
Panther BF Aggregator 2, LP
Term Loan B, TBD, 03/18/2026 (H) (I)	550,000	551,375

		8,061,398

Automobiles - 0.4%
Thor Industries, Inc.
Term Loan B,
1-Month LIBOR + 3.75%, 6.31% (B), 02/01/2026	915,138	896,835

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2019

Transamerica Floating Rate

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2019

(unaudited)

	Principal	Value
LOAN ASSIGNMENTS (continued)
Automobiles (continued)
Wand NewCo 3, Inc.
1st Lien Term Loan,
1-Month LIBOR + 3.50%, 5.98% (B), 02/05/2026	$ 1,136,666	$ 1,143,771

		2,040,606

Beverages - 0.2%
Blue Ribbon LLC
Term Loan,
1-Month LIBOR + 4.00%, 6.49% (B), 11/13/2021	1,484,234	1,315,403

Building Products - 1.5%
Anvil International LLC
Term Loan B,
1-Month LIBOR + 4.50%, 6.99% (B), 08/01/2024	2,340,613	2,340,613
Builders FirstSource, Inc.
Term Loan B,
3-Month LIBOR + 3.00%, 5.60% (B), 02/29/2024	1,959,673	1,930,584
NCI Building Systems, Inc.
Term Loan,
3-Month LIBOR + 3.75%, 6.35% (B), 04/12/2025	3,473,750	3,423,815
VT Topco, Inc.
1st Lien Term Loan,
3-Month LIBOR + 3.75%, 6.35% (B), 08/01/2025	748,240	746,369
Delayed Draw Term Loan,
3-Month LIBOR + 3.75%, 6.35% (B), 08/01/2025	107,664	107,394

		8,548,775

Capital Markets - 2.3%
Blucora, Inc.
Term Loan B,
1-Month LIBOR + 3.00%, 5.48% (B), 05/22/2024 (H)	530,125	530,788
CRCI Longhorn Holdings, Inc.
1st Lien Term Loan,
1-Month LIBOR + 3.50%, 5.98% (B), 08/08/2025	1,592,000	1,556,180
Crown Finance, Inc.
Term Loan,
1-Month LIBOR + 2.25%, 4.73% (B), 02/28/2025	1,890,959	1,881,031
Deerfield Dakota Holdings LLC
Term Loan B,
1-Month LIBOR + 3.25%, 5.73% (B), 02/13/2025	2,725,038	2,697,787
Kingpin Intermediate Holdings LLC
Term Loan B,
1-Month LIBOR + 3.50%, 5.98% (B), 07/03/2024	3,458,859	3,471,830
RPI Finance Trust
Term Loan B6,
1-Month LIBOR + 2.00%, 4.48% (B), 03/27/2023	471,894	472,063

	Principal	Value
LOAN ASSIGNMENTS (continued)
Capital Markets (continued)
SIWF Holdings, Inc.
1st Lien Term Loan,
1-Month LIBOR + 4.25%, 6.74% (B), 06/15/2025	$ 2,506,063	$ 2,509,195

		13,118,874

Chemicals - 2.2%
DuBois Chemicals, Inc.
1st Lien Term Loan B,
1-Month LIBOR + 3.25%, 5.73% (B), 03/15/2024	2,305,525	2,293,997
Encapsys LLC
1st Lien Term Loan,
1-Month LIBOR + 3.25%, 5.73% (B), 11/07/2024	1,754,420	1,745,647
Minerals Technologies, Inc.
Term Loan, 4.75% (J), 05/09/2021	1,030,578	1,030,578
Term Loan B,
1-Month LIBOR + 2.25%, 4.73% (B), 02/14/2024	3,901	3,901
1-Month LIBOR + 2.25%, 4.74% (B), 02/14/2024	81,575	81,575
3-Month LIBOR + 2.25%, 4.86% (B), 02/14/2024	21,942	21,942
Prime Rate + 1.25%, 6.75% (B), 02/14/2024	4,876	4,876
Polymer Process Holdings, Inc.,
Term Loan TBD, 05/01/2026 (H) (I)	900,000	882,000
Trinseo Materials Operating SCA
Term Loan,
1-Month LIBOR + 2.00%, 4.48% (B), 09/09/2024	591,000	589,892
Tronox Finance LLC
Term Loan B,
1-Month LIBOR + 3.00%, 5.48% (B), 09/23/2024	943,314	945,166
US Salt LLC
Term Loan B,
3-Month LIBOR + 4.75%, 7.23% (B), 01/18/2026	1,500,000	1,503,750
VAC Holdings GmbH
Term Loan B,
3-Month LIBOR + 4.00%, 6.60% (B), 03/08/2025	1,138,500	1,135,654
Venator Materials Corp.
Term Loan B,
1-Month LIBOR + 3.00%, 5.48% (B), 08/08/2024	2,223,693	2,226,473

		12,465,451

Commercial Services & Supplies - 5.7%
Advanced Disposal Services, Inc.
Term Loan B3,
1-Week LIBOR + 2.25%, 4.68% (B), 11/10/2023	3,641,630	3,648,760

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2019

Transamerica Floating Rate

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2019

(unaudited)

	Principal	Value
LOAN ASSIGNMENTS (continued)
Commercial Services & Supplies (continued)
Aramark Services, Inc.
Term Loan B2,
1-Month LIBOR + 1.75%, 4.23% (B), 03/28/2024	$ 323,726	$ 323,186
Term Loan B3,
1-Month LIBOR + 1.75%, 4.23% (B), 03/11/2025	466,331	465,262
Asurion LLC
Term Loan B4,
1-Month LIBOR + 3.00%, 5.48% (B), 08/04/2022	1,060,213	1,063,084
Term Loan B6,
1-Month LIBOR + 3.00%, 5.48% (B), 11/03/2023	2,396,086	2,402,574
Term Loan B7,
1-Month LIBOR + 3.00%, 5.48% (B), 11/03/2024	992,500	995,395
EWT Holdings III Corp. Repriced Term Loan,
1-Month LIBOR + 3.00%, 5.48% (B), 12/20/2024	3,267,979	3,276,149
Garda World Security Corp. Term Loan,
3-Month LIBOR + 3.50%, 6.12% (B), 05/24/2024	3,116,674	3,108,882
GFL Environmental, Inc. Term Loan B,
1-Month LIBOR + 3.00%, 5.48% (B), 05/30/2025	4,967,193	4,921,247
Gopher Resource LLC 1st Lien Term Loan,
1-Month LIBOR + 3.25%, 5.73% (B), 03/06/2025	990,000	980,100
Prime Security Services Borrower LLC 1st Lien Term Loan,
1-Month LIBOR + 2.75%, 5.23% (B), 05/02/2022	1,683,734	1,685,302
Spin Holdco, Inc. Term Loan B,
3-Month LIBOR + 3.25%, 5.85% (B), 11/14/2022	4,398,957	4,343,055
Technimark LLC 1st Lien Term Loan,
3-Month LIBOR + 3.75%, 6.38% (B), 08/06/2025	1,396,500	1,375,553
TruGreen, LP Term Loan, 6.22% (B), 03/19/2026	3,929,106	3,938,929

		32,527,478

Communications Equipment - 0.9%
Sabre Industries, Inc. Term Loan B,
1-Month LIBOR + 4.50% 6.97% (B), 04/02/2026	1,900,000	1,895,250
Securus Technologies Holdings, Inc. 1st Lien Term Loan,
1-Month LIBOR + 4.50%, 6.98% (B), 11/01/2024 (H)	3,218,484	3,160,551

		5,055,801

	Principal	Value
LOAN ASSIGNMENTS (continued)
Construction & Engineering - 1.6%
Granite Acquisition, Inc.
Term Loan B,
3-Month LIBOR + 3.50%, 6.09% (B), 12/19/2021	$ 3,285,637	$ 3,289,744
Term Loan C,
3-Month LIBOR + 3.50%, 6.10% (B), 12/19/2021	119,101	119,250
McDermott Technology Americas, Inc. 1st Lien Term Loan,
1-Month LIBOR + 5.00%, 7.48% (B), 05/10/2025	2,475,000	2,450,250
PSC Industrial Holdings Corp. 1st Lien Term Loan,
1-Month LIBOR + 3.75%, 6.22% (B), 10/03/2024	2,967,450	2,935,303

		8,794,547

Construction Materials - 0.6%
Forterra Finance LLC Term Loan B,
1-Month LIBOR + 3.00%, 5.48% (B), 10/25/2023	3,670,995	3,396,331

Containers & Packaging - 3.8%
Anchor Glass Container Corp.
1st Lien Term Loan,
1-Month LIBOR + 2.75%, 5.22% (B), 12/07/2023	1,837,963	1,543,889
1-Month LIBOR + 2.75%, 5.23% (B), 12/07/2023	130,245	109,406
1-Week LIBOR + 2.75%, 5.23% (B), 12/07/2023	367,593	308,778
2nd Lien Term Loan,
1-Month LIBOR + 7.75%, 10.22% (B), 12/07/2024	3,335,000	1,850,925
Ball Metalpack LLC
1st Lien Term Loan B,
1-Month LIBOR + 4.50%, 6.98% (B), 07/24/2025	1,203,419	1,200,410
2nd Lien Term Loan B,
1-Month LIBOR + 8.75%, 11.23% (B), 07/24/2026	1,000,000	940,000
Berry Global, Inc. Term Loan R,
1-Month LIBOR + 2.00%, 4.48% (B), 01/19/2024	1,267,246	1,262,349
Consolidated Container Company LLC 1st Lien Term Loan,
1-Month LIBOR + 2.75%, 5.23% (B), 05/22/2024	255,866	254,507
Flex Acquisition Co., Inc.
1st Lien Term Loan,
3-Month LIBOR + 3.00%, 5.63% (B), 12/29/2023	2,503,160	2,455,778
Term Loan,
3-Month LIBOR + 3.25%, 5.88% (B), 06/29/2025	280,290	275,035

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2019

Transamerica Floating Rate

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2019

(unaudited)

	Principal	Value
LOAN ASSIGNMENTS (continued)
Containers & Packaging (continued)
Packaging Coordinators Midco, Inc. 1st Lien Term Loan,
3-Month LIBOR + 4.00%, 6.61% (B), 06/30/2023	$ 3,415,294	$ 3,402,486
Plastipak Packaging, Inc. Term Loan B,
1-Month LIBOR + 2.50%, 4.99% (B), 10/14/2024	2,937,519	2,925,769
Printpack Holdings, Inc. Term Loan,
1-Month LIBOR + 3.00%, 5.50% (B), 07/26/2023	2,268,814	2,234,781
Proampac PG Borrower LLC
1st Lien Term Loan,
1-Month LIBOR + 3.50%, 5.99% (B), 11/18/2023	597,256	585,311
3-Month LIBOR + 3.50%, 6.08% (B), 11/18/2023	268,765	263,390
3-Month LIBOR + 3.50%, 6.19% (B), 11/18/2023	361,769	354,533
3-Month LIBOR + 3.50%, 6.24% (B), 11/18/2023	410,626	402,413
2nd Lien Term Loan,
3-Month LIBOR + 8.50%, 11.19% (B), 11/18/2024	1,000,000	964,375

		21,334,135

Diversified Consumer Services - 1.6%
Pre-Paid Legal Services, Inc. 1st Lien Term Loan,
1-Month LIBOR + 3.25%, 5.73% (B), 05/01/2025	2,675,439	2,663,177
ServiceMaster Co. Term Loan B,
1-Month LIBOR + 2.50%, 4.98% (B), 11/08/2023	142,247	142,203
ServPro Borrower LLC Term Loan B
3-Month LIBOR + 3.50%, 5.98% (B), 04/11/2026	1,250,000	1,250,000
USS Ultimate Holdings, Inc. 1st Lien Term Loan,
1-Month LIBOR + 3.75%, 6.23% (B), 08/25/2024	2,371,794	2,372,387
William Morris Endeavor Entertainment LLC 1st Lien Term Loan,
3-Month LIBOR + 2.75%, 5.36% (B), 05/18/2025	2,516,209	2,449,109

		8,876,876

Diversified Financial Services - 0.7%
BCP Raptor II LLC 1st Lien Term Loan,
2-Month LIBOR + 4.75%, 7.37% (B), 11/03/2025	440,000	426,250
Compass Group Diversified Holdings LLC Term Loan B,
1-Month LIBOR + 2.50%, 4.98% (B), 04/17/2025	992,481	993,722

	Principal	Value
LOAN ASSIGNMENTS (continued)
Diversified Financial Services (continued)
Messer Industries GmbH Term Loan,
3-Month LIBOR + 2.50%, 5.10% (B), 03/01/2026	$ 250,000	$ 249,375
NBG Acquisition, Inc. Term Loan,
3-Month LIBOR + 5.50%, 8.10% (B), 04/26/2024	1,783,652	1,739,061
WG Partners Acquisition LLC Term Loan B,
3-Month LIBOR + 3.50%, 6.10% (B), 11/15/2023	356,566	350,105

		3,758,513

Diversified Telecommunication Services - 1.8%
CenturyLink, Inc.
Term Loan A,
1-Month LIBOR + 2.75%, 5.23% (B), 11/01/2022	480,769	480,318
Term Loan B,
1-Month LIBOR + 2.75%, 5.23% (B), 01/31/2025	2,962,500	2,942,595
Global Tel*Link Corp. 1st Lien Term Loan,
1-Month LIBOR + 4.25%, 6.73% (B), 11/29/2025	2,607,457	2,612,888
Hargray Communications Group, Inc. Term Loan B,
1-Month LIBOR + 3.00%, 5.48% (B), 05/16/2024	1,458,864	1,450,475
Virgin Media Bristol LLC Term Loan K,
1-Month LIBOR + 2.50%, 4.97% (B), 01/15/2026	3,000,000	3,005,625

		10,491,901

Electrical Equipment - 1.9%
Atkore International, Inc. 1st Lien Term Loan,
3-Month LIBOR + 2.75%, 5.36% (B), 12/22/2023	2,257,473	2,256,532
C&D Technologies, Inc. Term Loan B,
1-Month LIBOR + 5.75%, 8.23% (B), 11/29/2025	2,057,595	1,928,995
Electrical Components International, Inc. 1st Lien Term Loan,
3-Month LIBOR + 4.25%, 6.85% (B), 06/26/2025	2,734,362	2,652,332
Global Appliance, Inc.
Term Loan A,
1-Month LIBOR + 3.25%, 5.74% (B), 09/29/2022	465,511	460,856
Term Loan B,
1-Month LIBOR + 4.00%, 6.49% (B), 09/29/2024	2,851,269	2,844,141

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2019

Transamerica Floating Rate

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2019

(unaudited)

	Principal	Value
LOAN ASSIGNMENTS (continued)
Electrical Equipment (continued)
VC GB Holdings, Inc. 1st Lien Term Loan,
1-Month LIBOR + 3.00%, 5.48% (B), 02/28/2024	$ 672,047	$ 668,266

		10,811,122

Electronic Equipment, Instruments & Components - 1.8%
Badger Buyer Corp. Term Loan B,
1-Month LIBOR + 3.50%, 5.98% (B), 09/30/2024	1,448,786	1,405,322
Electro Rent Corp.
1st Lien Term Loan,
2-Month LIBOR + 5.00%, 7.54% (B), 01/31/2024	7,263	7,281
3-Month LIBOR + 5.00%, 7.58% (B), 01/31/2024	2,832,424	2,839,506
GrafTech Finance, Inc. Term Loan B,
1-Month LIBOR + 3.50%, 5.98% (B), 02/12/2025	1,838,889	1,836,590
Radio Systems Corp. Term Loan B,
1-Month LIBOR + 2.75%, 5.98% (B), 05/02/2024	2,944,988	2,908,175
Verra Mobility Corp. 1st Lien Term Loan,
1-Month LIBOR + 3.75%, 6.23% (B), 02/28/2025	981,285	985,782

		9,982,656

Entertainment - 0.4%
AMC Entertainment Holdings, Inc. Term Loan B, TBD, 04/22/2026 (H) (I)	2,500,000	2,504,975

Equity Real Estate Investment Trusts - 1.3%
iStar, Inc.
Term Loan B,
1-Month LIBOR + 2.75%, 5.23% (B), 06/28/2023	1,278,921	1,277,322
1-Month LIBOR + 2.75%, 5.24% (B), 06/28/2023	1,298,397	1,296,774
MGM Growth Properties Operating Partnership, LP
Term Loan A,
1-Month LIBOR + 2.00%, 4.48% (B), 06/14/2023	3,500,000	3,473,750
Term Loan B,
1-Month LIBOR + 2.00%, 4.48% (B), 03/21/2025	489,899	489,287
VICI Properties 1 LLC
Term Loan B,
1-Month LIBOR + 2.00%, 4.49% (B), 12/20/2024	715,909	714,119

		7,251,252

	Principal	Value
LOAN ASSIGNMENTS (continued)
Food & Staples Retailing - 2.2%
Albertsons LLC
Term Loan B6,
1-Month LIBOR + 3.00%, 5.48% (B), 06/22/2023	$ 2,681,423	$ 2,682,680
Term Loan B7,
1-Month LIBOR + 3.00%, 5.48% (B), 11/17/2025	1,496,250	1,495,182
BJ’s Wholesale Club, Inc. 1st Lien Term Loan,
1-Month LIBOR + 3.00%, 5.47% (B), 02/03/2024	957,413	961,003
Chef’s Warehouse Leasing Co. LLC 1st Lien Term Loan,
1-Month LIBOR + 3.50%, 5.98% (B), 06/22/2022	1,219,021	1,212,926
Give & Go Prepared Foods Corp. 1st Lien Term Loan,
3-Month LIBOR + 4.25%, 6.85% (B), 07/29/2023	4,271,180	3,876,096
Hostess Brands LLC
Repriced Term Loan,
1-Month LIBOR + 2.25%, 4.73% (B), 08/03/2022	1,002,203	1,000,199
2-Month LIBOR + 2.25%, 4.79% (B), 08/03/2022	6,225	6,212
3-Month LIBOR + 2.25%, 4.83% (B), 08/03/2022	1,450,329	1,447,428

		12,681,726

Food Products - 3.0%
8th Avenue Food & Provisions, Inc. 1st Lien Term Loan,
1-Month LIBOR + 3.75%, 6.23% (B), 10/01/2025	374,063	374,841
CSM Bakery Solutions LLC 1st Lien Term Loan,
3-Month LIBOR + 4.00%, 6.59% (B), 07/03/2020	3,412,312	3,230,323
Del Monte Foods, Inc.
1st Lien Term Loan,
3-Month LIBOR + 3.25%, 5.90% (B), 02/18/2021	1,946,760	1,485,621
Prime Rate + 2.25%, 7.75% (B), 02/18/2021	5,137	3,920
Dole Food Company, Inc.
Term Loan B,
1-Month LIBOR + 2.75%, 5.22% (B), 04/06/2024	812,978	798,412
1-Month LIBOR + 2.75%, 5.23% (B), 04/06/2024	1,647,635	1,618,115
Prime Rate + 1.75%, 7.25% (B), 04/06/2024	1,186	1,164
Kettle Cuisine LLC Term Loan,
1-Month LIBOR + 3.75%, 6.24% (B), 08/22/2025	1,243,750	1,234,422

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2019

Transamerica Floating Rate

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2019

(unaudited)

	Principal	Value
LOAN ASSIGNMENTS (continued)
Food Products (continued)
Nomad Foods Midco, Ltd. Term Loan B4,
1-Month LIBOR + 2.25%, 4.72% (B), 05/15/2024	$ 2,466,183	$ 2,456,935
Post Holdings, Inc. Series A, Term Loan,
1-Month LIBOR + 2.00%, 4.49% (B), 05/24/2024	2,681,514	2,678,162
Shearer’s Foods, Inc. 1st Lien Term Loan,
1-Month LIBOR + 4.25%, 6.73% (B), 06/30/2021	3,088,499	3,067,908

		16,949,823

Health Care Equipment & Supplies - 3.1%
Carestream Dental Equiment, Inc. 1st Lien Term Loan,
1-Month LIBOR + 3.25%, 5.73% (B), 09/01/2024	2,067,346	2,002,741
Carestream Health, Inc.
1st Lien Term Loan,
1-Month LIBOR + 5.75%, 8.23% (B), 02/28/2021	3,983,104	3,883,526
2nd Lien Term Loan,
1-Month LIBOR + 9.50%, 11.98% (B), 06/07/2021	1,010,000	992,325
CPI Holdco LLC 1st Lien Term Loan,
3-Month LIBOR + 3.50%, 6.08% (B), 03/21/2024	3,883,416	3,873,708
DentalCorp Perfect Smile ULC
1st Lien Delayed Draw Term Loan,
1-Month LIBOR + 3.75%, 3.75% (B), 06/06/2025	145,953	143,490
1st Lien Term Loan,
1-Month LIBOR + 3.75%, 6.23% (B), 06/06/2025	792,309	778,939
Mallinckrodt International Finance SA
Term Loan B,
3-Month LIBOR + 2.75%, 5.35% (B), 09/24/2024	1,566,854	1,401,681
3-Month LIBOR + 3.00%, 5.69% (B), 02/24/2025	676,058	617,748
Ortho-Clinical Diagnostics SA Term Loan B,
1-Month LIBOR + 3.25%, 5.73% (B), 06/30/2025	2,007,633	1,968,106
YI LLC 1st Lien Term Loan,
3-Month LIBOR + 4.00%, 6.60% (B), 11/07/2024	2,087,948	2,087,948

		17,750,212

Health Care Providers & Services - 3.1%
AHP Health Partners, Inc. Term Loan,
1-Month LIBOR + 4.50%, 6.98% (B), 06/30/2025	2,679,750	2,685,332

	Principal	Value
LOAN ASSIGNMENTS (continued)
Health Care Providers & Services (continued)
DuPage Medical Group, Ltd. Term Loan,
1-Month LIBOR + 2.75%, 5.23% (B), 08/15/2024	$ 995,710	$ 970,817
HCA, Inc.
Term Loan B10,
1-Month LIBOR + 2.00%, 4.48% (B), 03/13/2025	374,348	374,816
Term Loan B11,
1-Month LIBOR + 1.75%, 4.23% (B), 03/17/2023	615,652	616,613
Heartland Dental LLC 1st Lien Term Loan,
1-Month LIBOR + 3.75%, 6.23% (B), 04/30/2025	2,914,187	2,864,404
Quorum Health Corp. Term Loan B,
1-Month LIBOR + 6.75%, 9.23% (B), 04/29/2022	3,996,979	3,964,503
RadNet, Inc.
Repriced Term Loan,
3-Month LIBOR + 3.75%, 6.36% (B), 06/30/2023	1,282,591	1,283,393
Prime Rate + 2.75%, 8.25% (B), 06/30/2023	18,588	18,600
RegionalCare Hospital Partners Holdings, Inc. Term Loan B,
3-Month LIBOR + 4.50%, 6.99% (B), 11/16/2025	997,500	1,003,734
Sound Inpatient Physicians 1st Lien Term Loan,
1-Month LIBOR + 2.75%, 5.23% (B), 06/27/2025	990,013	984,238
Team Health Holdings, Inc. 1st Lien Term Loan,
1-Month LIBOR + 2.75%, 5.23% (B), 02/06/2024	1,862,000	1,743,298
WP CityMD Bidco LLC 1st Lien Term Loan,
3-Month LIBOR + 3.50%, 6.10% (B), 06/07/2024	1,130,943	1,109,738

		17,619,486

Health Care Technology - 0.2%
Change Healthcare Holdings LLC Term Loan B,
1-Month LIBOR + 2.75%, 5.23% (B), 03/01/2024	920,466	919,809

Hotels, Restaurants & Leisure - 5.3%
Affinity Gaming LLC Term Loan,
1-Month LIBOR + 3.25%, 5.73% (B), 07/01/2023	1,838,854	1,756,105
Aimbridge Acquisition Co., Inc. 1st Lien Term Loan,
1-Month LIBOR + 3.75%, 6.25% (B), 02/02/2026	750,000	752,813

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2019

Transamerica Floating Rate

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2019

(unaudited)

	Principal	Value
LOAN ASSIGNMENTS (continued)
Hotels, Restaurants & Leisure (continued)
Boyd Gaming Corp.
Term Loan A,
1-Week LIBOR + 2.25%, 4.67% (B), 09/15/2021	$ 294,975	$ 292,026
Term Loan B3,
1-Week LIBOR + 2.25%, 4.67% (B), 09/15/2023	1,350,464	1,350,043
Caesars Resort Collection LLC 1st Lien Term Loan B,
1-Month LIBOR + 2.75%, 5.23% (B), 12/22/2024	2,962,500	2,971,296
ClubCorp Holdings, Inc. Term Loan B,
3-Month LIBOR + 2.75%, 5.35% (B), 09/18/2024	2,458,536	2,384,780
Eldorado Resorts LLC Term Loan B,
1-Month LIBOR + 2.25%, 4.75% (B), 04/17/2024	1,913,500	1,910,310
Flynn Restaurant Group, LP 1st Lien Term Loan,
1-Month LIBOR + 3.50%, 5.98% (B), 06/27/2025	1,094,486	1,068,492
Hilton Worldwide Finance LLC Term Loan B2,
1-Month LIBOR + 1.75%, 4.23% (B), 10/25/2023	841,361	844,165
IRB Holding Corp. 1st Lien Term Loan,
1-Month LIBOR + 3.25%, 5.72% (B), 02/05/2025	1,980,000	1,973,812
NEP/NCP Holdco, Inc. 1st Lien Term Loan,
1-Month LIBOR + 3.25%, 5.73% (B), 10/20/2025	2,992,500	2,998,111
NPC International, Inc. 1st Lien Term Loan,
1-Month LIBOR + 3.50%, 5.98% (B), 04/19/2024	2,474,127	2,047,340
Penn National Gaming, Inc. Term Loan A,
1-Month LIBOR + 2.00%, 4.48% (B), 10/19/2023	2,283,594	2,260,758
Scientific Games International, Inc. Term Loan B5,
1-Month LIBOR + 2.75%, 5.23% (B), 08/14/2024	2,216,969	2,211,426
SeaWorld Parks & Entertainment, Inc. Term Loan B5,
1-Month LIBOR + 3.00%, 5.48% (B), 03/31/2024	3,021,914	3,011,842
Station Casinos LLC
Term Loan A3,
1-Month LIBOR + 2.00%, 4.49% (B), 06/08/2022	986,667	979,267
Term Loan B,
1-Month LIBOR + 2.50%, 4.99% (B), 06/08/2023	1,499,662	1,501,274

		30,313,860

	Principal	Value
LOAN ASSIGNMENTS (continued)
Household Durables - 3.4%
American Bath Group LLC Term Loan B,
3-Month LIBOR + 4.25%, 6.85% (B), 09/30/2023	$ 2,613,507	$ 2,610,240
API Heat Transfer ThermaSys Corp. Term Loan,
3-Month LIBOR + 6.00%, 8.60% (B), 12/31/2023	831,718	748,546
Hoffmaster Group, Inc.
1st Lien Term Loan,
1-Month LIBOR + 4.00%, 6.48% (B), 11/21/2023	5,009,753	5,006,622
2nd Lien Term Loan,
1-Month LIBOR + 9.50%, 11.98% (B), 11/21/2024	900,000	886,500
Janus International Group LLC 1st Lien Term Loan,
1-Month LIBOR + 3.00%, 5.48% (B), 02/12/2025	990,620	958,425
Libbey Glass, Inc. Term Loan B,
1-Month LIBOR + 3.00%, 5.47% (B), 04/09/2021	2,251,880	2,015,432
Lifetime Brands, Inc. Term Loan B,
1-Month LIBOR + 3.50%, 5.98% (B), 02/28/2025	3,712,500	3,684,657
WKI Holding Co., Inc. Term Loan B,
3-Month LIBOR + 4.00%, 6.59% (B), 05/01/2024	3,443,712	3,443,712

		19,354,134

Household Products - 0.8%
KIK Custom Products, Inc. Term Loan B,
1-Month LIBOR + 4.00%, 6.48% (B), 05/15/2023	4,633,089	4,436,182

Independent Power & Renewable Electricity Producers - 1.0%
Calpine Construction Finance Co., LP Term Loan B,
1-Month LIBOR + 2.50%, 4.98% (B), 01/15/2025	1,976,237	1,974,261
Calpine Corp. Term Loan B9,
3-Month LIBOR + 2.75%, 5.34% (B), 04/05/2026	2,000,000	2,004,642
Terra-Gen Finance Co. LLC Term Loan B,
1-Month LIBOR + 4.25%, 6.75% (B), 12/09/2021	414,230	362,452
Vistra Operations Co. LLC
1st Lien Term Loan B3,
1-Month LIBOR + 2.00%, 4.47% (B), 12/31/2025	910,508	910,508
1-Month LIBOR + 2.00%, 4.48% (B), 12/31/2025	324,520	324,520

		5,576,383

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2019

Transamerica Floating Rate

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2019

(unaudited)

	Principal	Value
LOAN ASSIGNMENTS (continued)
Interactive Media & Services - 0.1%
Ancestry.com Operations, Inc. 1st Lien Term Loan,
1-Month LIBOR + 3.25%, 5.74% (B), 10/19/2023	$ 632,125	$ 632,520

Internet & Direct Marketing Retail - 0.6%
Shutterfly, Inc.
Delayed Draw Term Loan B,
1-Month LIBOR + 2.50%, 4.98% (B), 08/17/2024	2,397,114	2,392,619
Term Loan B2,
1-Month LIBOR + 2.75%, 5.24% (B), 08/17/2024	815,696	814,676

		3,207,295

IT Services - 2.7%
Allied Universal Holdco LLC Term Loan,
1-Month LIBOR + 3.75%, 6.23% (B), 07/28/2022	2,548,511	2,516,654
Flexential Intermediate Corp. 1st Lien Term Loan,
3-Month LIBOR + 3.50%, 6.10% (B), 08/01/2024	886,500	814,842
Go Daddy Operating Co. LLC Repriced Term Loan,
1-Month LIBOR + 2.00%, 4.48% (B), 02/15/2024	1,974,810	1,977,278
Moneygram International, Inc. Term Loan B,
1-Month LIBOR + 3.25%, 5.73% (B), 03/27/2020	1,990,217	1,897,340
Rackspace Hosting, Inc. 1st Lien Term Loan,
3-Month LIBOR + 3.00%, 5.74% (B), 11/03/2023	2,717,330	2,570,787
Tempo Acquisition LLC Term Loan,
1-Month LIBOR + 3.00%, 5.48% (B), 05/01/2024	1,435,246	1,435,845
Vestcom Parent Holdings, Inc.
1st Lien Term Loan,
1-Month LIBOR + 4.00%, 6.48% (B), 12/19/2023	1,430,163	1,365,806
Prime Rate + 3.00%, 8.50% (B), 12/19/2023	256	244
Xerox Business Services LLC Term Loan B,
1-Month LIBOR + 2.50%, 4.98% (B), 12/07/2023	2,712,077	2,713,772

		15,292,568

Leisure Products - 1.2%
Callaway Golf Co. Term Loan B,
1-Month LIBOR + 4.50%, 6.98% (B), 01/02/2026	997,500	1,008,722
Pure Fishing, Inc. Term Loan,
3-Month LIBOR + 4.50%, 7.06% (B), 11/30/2025	3,000,000	3,000,000

	Principal	Value
LOAN ASSIGNMENTS (continued)
Leisure Products (continued)
Recess Holdings, Inc. 1st Lien Term Loan,
1-Month LIBOR + 3.75%, 6.23% (B), 09/29/2024	$ 2,953,224	$ 2,934,766

		6,943,488

Life Sciences Tools & Services - 0.4%
Jaguar Holding Co. II Term Loan,
1-Month LIBOR + 2.50%, 4.98% (B), 08/18/2022	1,343,455	1,334,579
Parexel International Corp. Term Loan B,
1-Month LIBOR + 2.75%, 5.23% (B), 09/27/2024	780,519	764,259

		2,098,838

Machinery - 3.9%
Columbus McKinnon Corp. Term Loan B,
3-Month LIBOR + 2.50%, 5.10% (B), 01/31/2024	1,434,431	1,438,017
Cortes NP Acquisition Corp. Term Loan B,
3-Month LIBOR + 4.00%, 6.63% (B), 11/30/2023	3,381,853	3,228,259
Gardner Denver, Inc. Term Loan B,
1-Month LIBOR + 2.75%, 5.23% (B), 07/30/2024	1,460,561	1,462,063
Harsco Corp. Term Loan B1,
1-Month LIBOR + 2.25%, 4.75% (B), 12/06/2024	491,297	492,525
Milacron LLC Term Loan B,
1-Month LIBOR + 2.50%, 4.98% (B), 09/28/2023	4,266,270	4,223,608
Rexnord LLC Term Loan B,
1-Month LIBOR + 2.00%, 4.48% (B), 08/21/2024	2,626,130	2,626,949
Terex Corp.
Term Loan B,
2-Month LIBOR + 2.00%, 4.54% (B), 01/31/2024	1,700,611	1,687,325
Term Loan B1,
1-Month LIBOR + 2.75%, 5.23% (B), 01/31/2024	750,000	751,875
Wastequip LLC
1st Lien Term Loan,
1-Month LIBOR + 3.50%, 5.98% (B), 03/20/2025	2,475,000	2,453,344
2nd Lien Term Loan,
1-Month LIBOR + 7.75%, 10.23% (B), 03/20/2026	2,500,000	2,375,000

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2019

Transamerica Floating Rate

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2019

(unaudited)

	Principal	Value
LOAN ASSIGNMENTS (continued)
Machinery (continued)
Welbilt, Inc. Term Loan B,
1-Month LIBOR + 2.50%, 4.98% (B), 10/23/2025	$ 1,250,000	$ 1,237,500

		21,976,465

Media - 4.7%
A-L Parent LLC 1st Lien Term Loan,
1-Month LIBOR + 3.25%, 5.74% (B), 12/01/2023	2,135,590	2,140,038
Charter Communications Operating LLC Term Loan B,
1-Month LIBOR + 2.00%, 4.49% (B), 04/30/2025	1,975,000	1,979,104
Cogeco Communications II, LP 1st Lien Term Loan,
1-Month LIBOR + 2.25%, 4.73% (B), 01/03/2025	1,980,025	1,974,580
CSC Holdings LLC
1st Lien Term Loan,
1-Month LIBOR + 2.25%, 4.72% (B), 07/17/2025	1,954,487	1,945,325
Term Loan B,
1-Month LIBOR + 2.50%, 4.97% (B), 01/25/2026	990,000	987,834
Gray Television, Inc. Term Loan B,
1-Month LIBOR + 2.25%, 4.73% (B), 02/07/2024	750,000	748,281
Liberty Cablevision of Puerto Rico LLC 1st Lien Term Loan,
1-Month LIBOR + 3.50%, 5.97% (B), 01/07/2022	2,597,959	2,589,300
MCC Iowa LLC Term Loan M,
1-Week LIBOR + 2.00%, 4.43% (B), 01/15/2025	1,970,000	1,972,462
Mediacom LLC Term Loan N,
1-Week LIBOR + 1.75%, 4.18% (B), 02/15/2024	491,287	489,445
Meredith Corp. Term Loan B,
1-Month LIBOR + 2.75%, 5.23% (B), 01/31/2025	1,769,351	1,773,775
Numericable Group SA Term Loan B12,
1-Month LIBOR + 3.69%, 6.16% (B), 01/31/2026	1,484,943	1,451,532
PSAV Holdings LLC
1st Lien Term Loan,
1-Month LIBOR + 3.25%, 5.73% (B), 03/01/2025	579,159	570,472
1-Month LIBOR + 3.25%, 5.75% (B), 03/01/2025	1,192,459	1,174,572
3-Month LIBOR + 3.25%, 5.85% (B), 03/01/2025	79,497	78,305

	Principal	Value
LOAN ASSIGNMENTS (continued)
Media (continued)
PSAV Holdings LLC (continued)
3-Month LIBOR + 3.25%, 5.88% (B), 03/01/2025	$ 618,909	$ 609,626
2nd Lien Term Loan,
3-Month LIBOR + 7.25%, 9.83% (B), 09/01/2025	1,700,000	1,606,500
Quincy Newspapers, Inc.
Term Loan B,
1-Month LIBOR + 3.00%, 5.49% (B), 10/13/2022	792,911	786,631
Prime Rate + 2.00%, 7.50% (B), 10/13/2022	1,216	1,206
Sinclair Television Group, Inc.
Term Loan B2,
1-Month LIBOR + 2.25%, 4.74% (B), 01/03/2024	1,180,443	1,178,672
Tribune Media Co.
Term Loan C,
1-Month LIBOR + 3.00%, 5.48% (B), 01/27/2024	2,550,617	2,548,067

		26,605,727

Multi-Utilities - 0.4%
Solenis International, LP
1st Lien Term Loan,
3-Month LIBOR + 4.00%, 6.63% (B), 06/26/2025 (H)	2,512,900	2,510,638

Oil, Gas & Consumable Fuels - 3.8%
BCP Raptor LLC
Term Loan B,
3-Month LIBOR + 4.25%, 6.88% (B), 06/24/2024	1,266,938	1,221,804
California Resources Corp.
1st Lien Term Loan,
1-Month LIBOR + 4.75%, 7.23% (B), 12/31/2022	3,285,000	3,172,078
CITGO Petroleum Corp.
Term Loan B,
Prime Rate + 2.50%, 7.60% (B), 07/29/2021	2,881,796	2,875,793
EG Finco, Ltd.
Term Loan,
3-Month LIBOR + 4.00%, 6.60% (B), 02/07/2025	991,243	979,472
EG Group, Ltd.
Term Loan B,
3-Month LIBOR + 4.00%, 6.60% (B), 02/07/2025	1,982,481	1,958,939
Fieldwood Energy LLC
1st Lien Term Loan,
1-Month LIBOR + 5.25%, 7.73% (B), 04/11/2022	2,100,000	2,024,751
Medallion Midland Acquisition LLC
1st Lien Term Loan,
1-Month LIBOR + 3.25%, 5.73% (B), 10/30/2024	1,135,625	1,129,237

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2019

Transamerica Floating Rate

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2019

(unaudited)

	Principal	Value
LOAN ASSIGNMENTS (continued)
Oil, Gas & Consumable Fuels (continued)
MEG Energy Corp.
Term Loan B,
1-Month LIBOR + 3.50%, 5.99% (B), 12/31/2023	$ 692,473	$ 688,145
Phoenix Services International LLC
Term Loan,
1-Month LIBOR + 3.75%, 6.23% (B), 03/01/2025	1,584,000	1,584,000
PowerTeam Services LLC
1st Lien Term Loan,
3-Month LIBOR + 3.25%, 5.85% (B), 03/06/2025	1,652,893	1,593,665
Prairie ECI Acquiror, LP Term Loan B, 7.37% (B), 03/11/2026	1,300,000	1,312,188
Southeast PowerGen LLC
Term Loan B,
1-Month LIBOR + 3.50%, 5.99% (B), 12/02/2021	465,185	444,252
Ultra Resources, Inc.
1st Lien Term Loan,
1-Month LIBOR + 3.75%, 6.24% (B), 04/12/2024	2,750,000	2,328,334

		21,312,658

Paper & Forest Products - 0.5%
Dunn Paper, Inc.
1st Lien Term Loan,
1-Month LIBOR + 4.75%, 7.23% (B), 08/31/2022	2,925,499	2,896,244

Personal Products - 0.6%
Knowlton Development Corp., Inc.
Term Loan,
1-Month LIBOR + 4.25%, 6.73% (B), 12/11/2025	997,500	999,994
Revlon Consumer Products Corp.
Term Loan B,
3-Month LIBOR + 3.50%, 6.10% (B), 09/07/2023	8,750	6,799
3-Month LIBOR + 3.50%, 6.13% (B), 09/07/2023	3,403,750	2,644,713

		3,651,506

Pharmaceuticals - 1.3%
Akorn, Inc.
Term Loan B,
1-Month LIBOR + 5.50%, 8.00% (B), 04/16/2021	1,852,343	1,606,908
Alphabet Holding Co., Inc.
1st Lien Term Loan,
1-Month LIBOR + 3.50%, 5.98% (B), 09/26/2024	985,000	919,333
Amneal Pharmaceuticals LLC
Term Loan B,
1-Month LIBOR + 3.50%, 6.00% (B), 05/04/2025	992,269	994,749
Catalent Pharma Solutions, Inc.
Term Loan B,
1-Month LIBOR + 2.25%, 4.73% (B), 05/20/2024	1,669,429	1,666,559

	Principal	Value
LOAN ASSIGNMENTS (continued)
Pharmaceuticals (continued)
Endo Finance Co. I SARL
Term Loan B,
1-Month LIBOR + 4.25%, 6.75% (B), 04/29/2024	$ 1,768,500	$ 1,753,026
Valeant Pharmaceuticals International, Inc.
Term Loan B,
1-Month LIBOR + 3.00%, 5.47% (B), 06/02/2025	462,500	463,584

		7,404,159

Professional Services - 0.5%
Advantage Sales & Marketing, Inc.
1st Lien Term Loan,
1-Month LIBOR + 3.25%, 5.73% (B), 07/23/2021	1,475,591	1,289,667
Term Loan B2,
1-Month LIBOR + 3.25%, 5.73% (B), 07/25/2021	493,718	431,510
Everi Payments, Inc.
Term Loan B,
1-Month LIBOR + 3.00%, 5.48% (B), 05/09/2024	960,921	962,314

		2,683,491

Real Estate Management & Development - 2.4%
Brookfield WEC Holdings, Inc.
1st Lien Term Loan,
1-Month LIBOR + 3.50%, 5.98% (B), 08/01/2025	1,745,625	1,755,444
CityCenter Holdings LLC
Term Loan B,
1-Month LIBOR + 2.25%, 4.73% (B), 04/18/2024	1,956,279	1,953,135
DTZ Borrower LLC
Term Loan B,
1-Month LIBOR + 3.25%, 5.73% (B), 08/21/2025	3,482,500	3,482,500
RE/MAX International, Inc.
Term Loan B,
1-Month LIBOR + 2.75%, 5.23% (B), 12/15/2023	2,467,284	2,461,116
Realogy Group LLC
Term Loan A,
1-Month LIBOR + 2.25%, 4.73% (B), 02/01/2023	975,000	960,375
Trico Group LLC
Term Loan,
3-Month LIBOR + 7.00%, 9.60% (B), 02/02/2024	2,931,236	2,770,019

		13,382,589

Road & Rail - 0.5%
Fly Funding II SARL
Term Loan B,
3-Month LIBOR + 2.00%, 4.70% (B), 02/09/2023	1,442,889	1,433,871

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2019

Transamerica Floating Rate

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2019

(unaudited)

	Principal	Value
LOAN ASSIGNMENTS (continued)
Road & Rail (continued)
SIRVA Worldwide, Inc.
1st Lien Term Loan,
1-Month LIBOR + 5.50%, 7.98% (B), 08/04/2025	$ 948,276	$ 943,535
3-Month LIBOR + 5.50%, 8.08% (B), 08/04/2025	248,276	247,034
3-Month LIBOR + 5.50%, 8.10% (B), 08/04/2025	42,349	42,137
3-Month LIBOR + 5.50%, 8.13% (B), 08/04/2025	251,724	250,466

		2,917,043

Semiconductors & Semiconductor Equipment - 0.1%
Microchip Technology, Inc.
Term Loan B,
1-Month LIBOR + 2.00%, 4.49% (B), 05/29/2025	603,244	603,621

Software - 4.7%
Almonde, Inc.
1st Lien Term Loan,
3-Month LIBOR + 3.50%, 6.10% (B), 06/13/2024	3,276,162	3,246,474
Avaya, Inc.
Term Loan B,
1-Month LIBOR + 4.25%, 6.72% (B), 12/15/2024	4,443,750	4,451,527
Ceridian HCM Holding, Inc.
Term Loan B,
1-Month LIBOR + 3.25%, 5.50% (B), 04/30/2025	1,243,750	1,248,414
Infor, Inc.
Term Loan B6,
1-Month LIBOR + 2.75%, 5.23% (B), 02/01/2022	1,367,484	1,366,630
Kronos, Inc.
Term Loan B,
3-Month LIBOR + 3.00%, 5.74% (B), 11/01/2023	1,474,218	1,476,143
MA FinanceCo. LLC
Term Loan B2,
1-Month LIBOR + 2.25%, 4.73% (B), 11/19/2021	3,220,322	3,200,195
Term Loan B3,
1-Month LIBOR + 2.50%, 4.98% (B), 06/21/2024	184,981	183,516
Quest Software Holdings, Inc.
1st Lien Term Loan,
3-Month LIBOR + 4.25%, 6.83% (B), 05/16/2025	1,849,852	1,831,354
Seattle Spinco, Inc.
Term Loan B3,
1-Month LIBOR + 2.50%, 4.98% (B), 06/21/2024	1,249,221	1,239,331
Solera LLC
Term Loan B,
1-Month LIBOR + 2.75%, 5.23% (B), 03/03/2023	1,897,608	1,898,319

	Principal	Value
LOAN ASSIGNMENTS (continued)
Software (continued)
SS&C Technologies Holdings SARL
Term Loan B4,
1-Month LIBOR + 2.25%, 4.73% (B), 04/16/2025	$ 1,478,284	$ 1,478,812
SS&C Technologies, Inc.
Term Loan B3,
1-Month LIBOR + 2.25%, 4.73% (B), 04/16/2025	2,068,029	2,068,768
Term Loan B5,
1-Month LIBOR + 2.25%, 4.73% (B), 04/16/2025	1,542,124	1,542,338
Ultimate Software Group, Inc.
Term Loan B TBD, 03/15/2026 (H) (I)	1,250,000	1,258,750

		26,490,571

Specialty Retail - 1.7%
Apro LLC
Term Loan B,
1-Month LIBOR + 4.00%, 6.49% (B), 08/08/2024	666,889	668,556
Bass Pro Group LLC
Term Loan B,
1-Month LIBOR + 5.00%, 7.48% (B), 09/25/2024	1,850,570	1,845,943
Men’s Wearhouse, Inc.
Term Loan B2,
1-Month LIBOR + 3.25%, 5.75% (B), 04/09/2025	982,538	943,236
PetSmart, Inc. Term Loan B2,
1-Month LIBOR + 4.25%, 6.73% (B), 03/11/2022	2,142,928	2,062,033
Staples, Inc. Term Loan,
3-Month LIBOR + 4.50%, 7.10% (B), 09/12/2024	1,800,000	1,764,000
Wink Holdco, Inc.
1st Lien Term Loan B,
1-Month LIBOR + 3.00%, 5.48% (B), 12/02/2024	494,987	487,253
2nd Lien Term Loan B,
1-Month LIBOR + 6.75%, 9.24% (B), 11/03/2025	1,880,000	1,833,000

		9,604,021

Technology Hardware, Storage & Peripherals - 0.4%
Dell International LLC Term Loan B,
1-Month LIBOR + 2.00%, 4.49% (B), 09/07/2023	897,494	897,667
Diebold, Inc. Term Loan B,
1-Month LIBOR + 2.75%, 5.25% (B), 11/06/2023	1,656,313	1,548,653

		2,446,320

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2019

Transamerica Floating Rate

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2019

(unaudited)

	Principal	Value
LOAN ASSIGNMENTS (continued)
Textiles, Apparel & Luxury Goods - 0.6%
Augusta Sportswear Group, Inc. Term Loan B,
1-Month LIBOR + 4.50%, 6.98% (B), 10/26/2023	$ 1,596,597	$ 1,572,648
Varsity Brands, Inc. Term Loan B,
1-Month LIBOR + 3.50%, 5.98% (B), 12/15/2024	1,956,365	1,938,758

		3,511,406

Trading Companies & Distributors - 0.8%
LBM Borrower LLC 1st Lien Term Loan,
1-Month LIBOR + 3.75%, 6.23% (B), 08/20/2022	1,628,000	1,626,470
Utility One Source, LP Term Loan B,
1-Month LIBOR + 5.50%, 7.98% (B), 04/18/2023	1,170,707	1,176,560
Wesco Aircraft Hardware Corp. Term Loan A,
1-Month LIBOR + 3.00%, 5.49% (B), 11/30/2020	1,772,152	1,736,709

		4,539,739

Wireless Telecommunication Services - 0.8%
Digicel International Finance, Ltd. Term Loan B,
3-Month LIBOR + 3.25%, 5.88% (B), 05/28/2024	2,364,624	2,111,609
Sprint Communications, Inc. 1st Lien Term Loan B,
1-Month LIBOR + 2.50%, 5.00% (B), 02/02/2024	2,513,811	2,437,349

		4,548,958

Total Loan Assignments (Cost $498,910,766)		489,481,489

	Shares	Value
COMMON STOCKS - 0.1%
Health Care Providers & Services - 0.0% (K)
Valitas Holdings, Inc. (E) (L)	21,887	10,944

Household Durables - 0.1%
API Heat Transfer Intermediate Corp.	889,105	248,949

Software - 0.0% (K)
Avaya Holdings Corp. (M)	66	1,259

Total Common Stocks (Cost $317,493)		261,152

PREFERRED STOCK - 0.0% (K)
Household Durables - 0.0% (K)
API Heat Transfer Intermediate Corp., 0.00%	189,500	149,705

Total Preferred Stock (Cost $189,500)		149,705

	Shares	Value
EXCHANGE-TRADED FUNDS - 0.6%
U.S. Equity Fund - 0.3%
Invesco Senior Loan ETF	89,000	$ 2,044,330

U.S. Fixed Income Fund - 0.3%
SPDR Blackstone / GSO Senior Loan ETF (C)	34,000	1,592,900

Total Exchange-Traded Funds (Cost $3,596,220)		3,637,230

OTHER INVESTMENT COMPANY - 0.5%
Securities Lending Collateral - 0.5%
State Street Navigator Securities Lending Trust - Government Money Market Portfolio, 2.51% (N)	2,872,367	2,872,367

Total Other Investment Company (Cost $2,872,367)		2,872,367

	Principal	Value
REPURCHASE AGREEMENT - 4.7%
Fixed Income Clearing Corp., 1.45% (N), dated 04/30/2019, to be repurchased at $26,712,739 on 05/01/2019. Collateralized by U.S. Government Obligations, 2.75%, due 08/15/2021 - 09/15/2021, and with a total value of $27,249,206.	$ 26,711,663	26,711,663

Total Repurchase Agreement (Cost $26,711,663)		26,711,663

Total Investments (Cost $583,479,060)		574,292,715
Net Other Assets (Liabilities) - (1.2)%		(6,811,245)

Net Assets - 100.0%		$ 567,481,470

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2019

Transamerica Floating Rate

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2019

(unaudited)

SECURITY VALUATION:

Valuation Inputs (O)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs (P)	Value
ASSETS
Investments
Corporate Debt Securities	$—	$51,179,109	$0	$51,179,109
Loan Assignments	—	489,481,489	—	489,481,489
Common Stocks	1,259	259,893	—	261,152
Preferred Stock	—	149,705	—	149,705
Exchange-Traded Funds	3,637,230	—	—	3,637,230
Other Investment Company	2,872,367	—	—	2,872,367
Repurchase Agreement	—	26,711,663	—	26,711,663

Total Investments	$6,510,856	$567,781,859	$0	$574,292,715

Transfers

Investments	Transfers from Level 1 to Level 3	Transfers from Level 3 to Level 1	Transfers from Level 2 to Level 3	Transfers from Level 3 to Level 2
Common Stocks (L)	$—	$—	$—	$10,944

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	Securities are registered pursuant to Rule 144A of the Securities Act of 1933. Unless otherwise indicated, the securities are deemed to be liquid for purposes of compliance limitations on holdings of illiquid securities and may be resold as transactions exempt from registration, normally to qualified institutional buyers. At April 30, 2019, the total value of 144A securities is $38,743,583, representing 6.8% of the Fund’s net assets.
(B)	Floating or variable rate securities. The rates disclosed are as of April 30, 2019. For securities based on a published reference rate and spread, the reference rate and spread are indicated within the description. Variable rate securities with a floor or ceiling feature are disclosed at the inherent rate, where applicable. Certain variable rate securities are not based on a published reference rate and spread, but are determined by the issuer or agent and are based on current market conditions; these securities do not indicate a reference rate and spread in the description.
(C)	All or a portion of the securities are on loan. The total value of all securities on loan is $2,810,914. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(D)	Rounds to less than $1 or $(1).
(E)	Fair valued as determined in good faith in accordance with procedures established by the Board. At April 30, 2019, the total value of securities is $10,944, representing less than 0.1% of the Fund’s net assets.
(F)	Escrow position. Position represents remaining escrow balance expected to be received upon finalization of restructuring.
(G)	Security is Level 3 of the fair value hierarchy.
(H)	When-issued, delayed-delivery and/or forward commitment (including TBAs) securities. Securities to be settled and delivered after April 30, 2019. Securities may display a coupon rate of 0.00%, as the rate is to be determined at time of settlement.
(I)	All or a portion of the security represents unsettled loan commitments at April 30, 2019 where the rate will be determined at time of settlement.
(J)	Fixed rate loan commitment at April 30, 2019.
(K)	Percentage rounds to less than 0.1% or (0.1)%.
(L)	Transferred from Level 3 to 2 due to utilizing observable inputs. As of prior reporting period the security utilized significant unobservable inputs.
(M)	Non-income producing security.
(N)	Rates disclosed reflect the yields at April 30, 2019.
(O)	The Fund recognizes transfers in and out of Level 3 as of April 30, 2019. Please reference the Security Valuation section of the Notes to Financial Statements for more information regarding security valuation and pricing inputs.
(P)	Level 3 securities were not considered significant to the Fund.

PORTFOLIO ABBREVIATIONS:

LIBOR	London Interbank Offered Rate
TBD	To Be Determined

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2019

Transamerica Global Equity

SCHEDULE OF INVESTMENTS

At April 30, 2019

(unaudited)

	Shares	Value
COMMON STOCKS - 98.7%
Australia - 0.7%
Treasury Wine Estates, Ltd. (A)	63,498	$ 769,922

China - 3.4%
BeiGene, Ltd., ADR (B)	3,797	471,701
Shenzhou International Group Holdings, Ltd.	66,300	889,939
Tencent Holdings, Ltd.	49,400	2,443,300

		3,804,940

France - 6.9%
Airbus SE	16,133	2,205,392
Cie de Saint-Gobain	26,986	1,102,948
Safran SA	13,830	2,014,975
TOTAL SA	43,730	2,430,063

		7,753,378

Germany - 5.9%
Continental AG	8,083	1,335,951
HeidelbergCement AG	23,290	1,880,789
KION Group AG	13,658	935,061
Vonovia SE	49,149	2,451,433

		6,603,234

India - 0.8%
ICICI Bank, Ltd., ADR	81,735	935,866

Indonesia - 0.9%
Bank Rakyat Indonesia Persero Tbk PT	3,142,600	963,731

Ireland - 1.6%
Medtronic PLC	20,492	1,819,894

Japan - 8.6%
Amada Holdings Co., Ltd.	92,723	1,039,433
Kansai Electric Power Co., Inc.	95,800	1,159,013
KDDI Corp.	101,200	2,332,411
Kyocera Corp.	28,000	1,819,565
Mitsubishi Electric Corp.	87,700	1,254,981
Sony Corp.	41,700	2,100,350

		9,705,753

Mexico - 0.7%
Cemex SAB de CV, ADR (B)	169,485	779,631

Netherlands - 3.1%
ABN AMRO Group NV, CVA (A) (C)	51,219	1,204,669
ING Groep NV (A)	176,360	2,246,279

		3,450,948

Republic of Korea - 2.4%
KB Financial Group, Inc.	20,369	805,588
Korea Electric Power Corp. (B)	14,271	345,734
Samsung Electronics Co., Ltd.	39,145	1,536,445

		2,687,767

Sweden - 1.5%
Swedbank AB, Class A	105,292	1,707,905

Switzerland - 3.3%
Alcon, Inc. (B)	5,311	309,077
Novartis AG, ADR	26,553	2,183,453
TE Connectivity, Ltd.	13,357	1,277,597

		3,770,127

	Shares	Value
COMMON STOCKS (continued)
United Kingdom - 6.3%
BP PLC, ADR	36,967	$ 1,616,567
Compass Group PLC	74,168	1,685,744
Lloyds Banking Group PLC	2,912,461	2,376,315
Prudential PLC	64,502	1,459,319

		7,137,945

United States - 52.6%
Alnylam Pharmaceuticals, Inc. (B)	8,097	723,386
Alphabet, Inc., Class C (B)	3,528	4,192,957
Amazon.com, Inc. (B)	1,931	3,720,110
Apple, Inc.	12,099	2,427,906
Becton Dickinson and Co.	5,838	1,405,440
Biogen, Inc. (B)	3,848	882,116
Cerner Corp. (B)	27,844	1,850,234
Comcast Corp., Class A	83,634	3,640,588
Comerica, Inc.	23,467	1,844,272
Convetrus, Inc. (B)	24,431	803,047
CVS Health Corp.	31,041	1,688,010
DexCom, Inc. (B)	5,745	695,547
EOG Resources, Inc.	15,921	1,529,212
Facebook, Inc., Class A (B)	22,250	4,303,150
Foot Locker, Inc.	14,264	816,043
Illumina, Inc. (B)	3,339	1,041,768
JPMorgan Chase & Co.	18,515	2,148,666
Kinder Morgan, Inc.	62,341	1,238,716
Lamb Weston Holdings, Inc.	11,991	839,970
Microsoft Corp.	22,145	2,892,137
Neurocrine Biosciences, Inc. (B)	6,177	446,226
Plains GP Holdings, LP, Class A (B)	37,974	896,186
Regeneron Pharmaceuticals, Inc. (B)	2,036	698,633
Reinsurance Group of America, Inc.	14,056	2,129,625
Ross Stores, Inc.	17,485	1,707,585
Royal Caribbean Cruises, Ltd.	27,646	3,343,507
Southwest Airlines Co.	57,922	3,141,110
Synchrony Financial	43,447	1,506,308
United Continental Holdings, Inc. (B)	14,849	1,319,482
Visa, Inc., Class A	16,207	2,664,917
Wells Fargo & Co.	54,913	2,658,338

		59,195,192

Total Common Stocks (Cost $91,163,258)		111,086,233

EXCHANGE-TRADED FUNDS - 0.8%
United States - 0.8%
iShares Core MSCI EAFE ETF	7,178	449,056
iShares Core S&P 500 ETF	1,532	453,380

Total Exchange-Traded Funds (Cost $820,168)		902,436

OTHER INVESTMENT COMPANY - 3.6%
Securities Lending Collateral - 3.6%
State Street Navigator Securities Lending Trust - Government Money Market Portfolio, 2.51% (D)	4,029,530	4,029,530

Total Other Investment Company (Cost $4,029,530)		4,029,530

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2019

Transamerica Global Equity

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2019

(unaudited)

Principal	Value
REPURCHASE AGREEMENT - 0.2%

Fixed Income Clearing Corp., 1.45% (D), dated 04/30/2019, to be repurchased at $225,998 on 05/01/2019. Collateralized by a U.S. Government Obligation, 2.75%, due 09/15/2021, and with a value of $233,271.

$ 225,989	$ 225,989

Total Repurchase Agreement (Cost $225,989)	225,989

Total Investments (Cost $96,238,945)	116,244,188
Net Other Assets (Liabilities) - (3.3)%	(3,688,920)

Net Assets - 100.0%	$ 112,555,268

INVESTMENTS BY INDUSTRY:

Industry	Percentage of Total Investments	Value
Banks	14.5%	$16,891,629
Interactive Media & Services	9.4	10,939,407
Oil, Gas & Consumable Fuels	6.6	7,710,744
Hotels, Restaurants & Leisure	4.3	5,029,251
Airlines	3.8	4,460,592
Health Care Equipment & Supplies	3.6	4,229,958
Aerospace & Defense	3.6	4,220,367
Technology Hardware, Storage & Peripherals	3.4	3,964,351
Internet & Direct Marketing Retail	3.2	3,720,110
Media	3.1	3,640,588
Insurance	3.1	3,588,944
Biotechnology	2.8	3,222,062
Electronic Equipment, Instruments & Components	2.7	3,097,162
Software	2.5	2,892,137
IT Services	2.3	2,664,917
Construction Materials	2.3	2,660,420
Specialty Retail	2.2	2,523,628
Health Care Providers & Services	2.1	2,491,057
Real Estate Management & Development	2.1	2,451,433
Wireless Telecommunication Services	2.0	2,332,411
Pharmaceuticals	1.9	2,183,453
Household Durables	1.8	2,100,350
Machinery	1.7	1,974,494
Health Care Technology	1.6	1,850,234
Consumer Finance	1.3	1,506,308
Electric Utilities	1.3	1,504,747
Auto Components	1.2	1,335,951
Electrical Equipment	1.1	1,254,981
Building Products	0.9	1,102,948
Life Sciences Tools & Services	0.9	1,041,768
Textiles, Apparel & Luxury Goods	0.8	889,939
Food Products	0.7	839,970
Beverages	0.7	769,922
U.S. Equity Funds	0.4	453,380
International Equity Funds	0.4	449,056

Investments	96.3	111,988,669
Short-Term Investments	3.7	4,255,519

Total Investments	100.0%	$116,244,188

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2019

Transamerica Global Equity

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2019

(unaudited)

SECURITY VALUATION:

Valuation Inputs (E)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Common Stocks	$68,588,978	$42,497,255	$—	$111,086,233
Exchange-Traded Funds	902,436	—	—	902,436
Other Investment Company	4,029,530	—	—	4,029,530
Repurchase Agreement	—	225,989	—	225,989

Total Investments	$73,520,944	$42,723,244	$—	$116,244,188

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	All or a portion of the securities are on loan. The total value of all securities on loan is $3,831,898. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(B)	Non-income producing securities.
(C)	Security is registered pursuant to Rule 144A of the Securities Act of 1933. Unless otherwise indicated, the security is deemed to be liquid for purposes of compliance limitations on holdings of illiquid securities and may be resold as transactions exempt from registration, normally to qualified institutional buyers. At April 30, 2019, the value of the 144A security is $1,204,669, representing 1.1% of the Fund’s net assets.
(D)	Rates disclosed reflect the yields at April 30, 2019.
(E)	There were no transfers in or out of Level 3 during the six-month period ended April 30, 2019. Please reference the Security Valuation section of the Notes to Financial Statements for more information regarding security valuation and pricing inputs.
PORTFOLIO ABBREVIATIONS:

ADR	American Depositary Receipt
CVA	Commanditaire Vennootschap op Aandelen (Dutch Certificate)

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2019

Transamerica Government Money Market

SCHEDULE OF INVESTMENTS

At April 30, 2019

(unaudited)

	Principal	Value
U.S. GOVERNMENT AGENCY OBLIGATIONS - 15.4%
Federal Agricultural Mortgage Corp.
1-Month LIBOR - 0.07%, 2.41% (A), 07/05/2019 - 01/24/2020, MTN	$ 39,500,000	$ 39,500,000
1-Month LIBOR - 0.06%, 2.42% (A), 07/25/2019, MTN	23,500,000	23,500,000
Federal Farm Credit Banks
1-Month LIBOR - 0.04%, 2.44% (A), 04/15/2020	28,500,000	28,501,339
Federal Home Loan Banks
3-Month LIBOR - 0.24%, 2.37% (A), 09/23/2019	17,250,000	17,250,000
3-Month LIBOR - 0.26%, 2.38% (A), 12/20/2019	23,500,000	23,500,000
1-Month LIBOR - 0.03%, 2.45% (A), 08/04/2020	3,760,000	3,760,000
3-Month LIBOR - 0.23%, 2.47% (A), 02/10/2020	34,000,000	34,000,000
3-Month LIBOR - 0.13%, 2.49% (A), 12/21/2020	8,320,000	8,320,000
SOFR + 0.08%, 2.56% (A), 07/24/2020	1,785,000	1,785,000
SOFR + 0.11%, 2.59% (A), 10/01/2020	5,840,000	5,840,000
SOFR + 0.12%, 2.60% (A), 03/12/2021	5,295,000	5,295,000

Total U.S. Government Agency Obligations (Cost $191,251,339)		191,251,339

U.S. GOVERNMENT OBLIGATIONS - 4.1%
U.S. Treasury - 4.1%
U.S. Treasury Floating Rate Note
3-Month Treasury Money Market Yield + 0.03%, 2.45% (A), 04/30/2020	21,225,000	21,230,334
3-Month Treasury Money Market Yield + 0.05%, 2.46% (A), 10/31/2020	13,000,000	12,979,640
3-Month Treasury Money Market Yield + 0.12%, 2.53% (A), 01/31/2021	13,190,000	13,182,353
U.S. Treasury Note
0.75%, 07/15/2019	670,000	667,615
1.38%, 07/31/2019	2,985,000	2,976,775

Total U.S. Government Obligations (Cost $51,036,717)		51,036,717

SHORT-TERM U.S. GOVERNMENT AGENCY OBLIGATIONS - 28.8%
Federal Agricultural Mortgage Corp.
1-Month LIBOR - 0.08%, 2.40% (A), 09/27/2019	26,000,000	26,000,000
Federal Farm Credit Bank Discount Notes
2.45% (B), 02/04/2020	5,395,000	5,295,907
2.49% (B), 07/25/2019	4,355,000	4,330,013
2.50% (B), 01/17/2020	8,745,000	8,591,569
2.55% (B), 11/20/2019	3,365,000	3,318,132
2.66% (B), 07/29/2019	10,000,000	9,936,217
2.69% (B), 07/29/2019	7,675,000	7,625,666

	Principal	Value
SHORT-TERM U.S. GOVERNMENT AGENCY OBLIGATIONS (continued)
Federal Farm Credit Bank Discount Notes 2.69% (B), 07/29/2019	$ 2,095,000	$ 2,081,534
Federal Farm Credit Banks
1-Month LIBOR - 0.05%, 2.43% (A), 02/04/2020	10,000,000	10,000,000
Federal Home Loan Bank Discount Notes 2.48% (B), 10/30/2019	5,220,000	5,156,295
Federal Home Loan Bank Discount Notes
2.43% (B), 05/10/2019	9,660,000	9,654,228
2.44% (B), 07/05/2019 - 07/30/2019	38,145,000	37,957,457
2.45% (B), 05/08/2019 - 05/15/2019	19,855,000	19,842,471
2.46% (B), 05/15/2019 - 10/21/2019	56,225,000	55,873,444
2.47% (B), 05/14/2019	18,350,000	18,333,964
2.48% (B), 06/13/2019 - 10/23/2019	34,305,000	34,038,565
2.49% (B), 05/07/2019	6,435,000	6,432,388
2.50% (B), 09/20/2019	8,875,000	8,789,583
2.51% (B), 09/20/2019 - 10/15/2019	13,910,000	13,771,515
2.52% (B), 10/11/2019	2,850,000	2,818,321
2.53% (B), 05/08/2019 - 10/15/2019	4,795,000	4,769,790
2.56% (B), 05/24/2019 - 06/21/2019	21,750,000	21,700,954
Federal Home Loan Banks
1-Month LIBOR - 0.05%, 2.43% (A), 06/28/2019	1,410,000	1,410,000
1-Month LIBOR - 0.05%, 2.44% (A), 06/20/2019 - 06/24/2019	9,865,000	9,865,000
1-Month LIBOR - 0.04%, 2.44% (A), 01/14/2020	3,505,000	3,505,000
2.48% (B), 07/15/2019	4,920,000	4,920,000
2.49% (B), 07/11/2019	2,150,000	2,149,954
SOFR + 0.01%, 2.49% (A), 11/13/2019	8,415,000	8,415,000
SOFR + 0.02%, 2.50% (A), 07/17/2019 - 08/27/2019	5,450,000	5,450,000
SOFR + 0.03%, 2.51% (A), 12/06/2019	2,580,000	2,580,000
SOFR + 0.04%, 2.52% (A), 06/21/2019	2,140,000	2,140,000
SOFR + 0.05%, 2.53% (A), 01/17/2020	650,000	650,000

Total Short-Term U.S. Government Agency Obligations (Cost $357,402,967)		357,402,967

SHORT-TERM U.S. GOVERNMENT OBLIGATIONS - 15.4%
U.S. Treasury Bill
2.42% (B), 05/14/2019 - 06/25/2019	66,120,000	65,936,668
2.43% (B), 06/18/2019	9,190,000	9,160,715
2.44% (B), 06/18/2019	3,110,000	3,100,069
2.45% (B), 04/23/2020	21,280,000	20,780,582
2.47% (B), 02/27/2020	4,960,000	4,860,971
2.52% (B), 08/22/2019	50,000,000	49,614,701
2.54% (B), 05/30/2019	13,625,000	13,597,835
2.55% (B), 05/30/2019	19,420,000	19,381,203
2.56% (B), 06/06/2019	5,170,000	5,157,101

Total Short-Term U.S. Government Obligations (Cost $191,589,845)		191,589,845

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2019

Transamerica Government Money Market

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2019

(unaudited)

	Principal	Value
REPURCHASE AGREEMENTS - 37.0%

Barclays Capital, Inc., 2.75% (B), dated 04/30/2019, to be repurchased at $80,006,111 on 05/01/2019. Collateralized by a U.S. Government Obligation, 2.39%, due 06/13/2019, and with a value of $81,600,070.

	$ 80,000,000	$ 80,000,000
BNP Paribas SA, 2.75% (B), dated 04/30/2019, to be repurchased at $5,000,382 on 05/01/2019. Collateralized by U.S. Government Obligations, 0.00% - 2.25%, due 05/15/2019 - 05/15/2047, and with a total value of $5,100,000.	5,000,000	5,000,000
BNP Paribas SA, 2.77% (B), dated 04/30/2019, to be repurchased at $5,000,385 on 05/01/2019. Collateralized by U.S. Government Obligations and U.S. Government Agency Obligations, 0.00% - 7.00%, due 11/01/2019 - 04/20/2049, and with a total value of $5,100,003.	5,000,000	5,000,000
Citigroup Global Markets, Inc., 2.75% (B), dated 04/30/2019, to be repurchased at $29,002,215 on 05/01/2019. Collateralized by U.S. Government Obligations, 0.13% - 2.13%, due 03/31/2021 - 05/31/2023, and with a total value of $29,580,032.	29,000,000	29,000,000
Credit Agricole Corporate & Investment Bank, 2.72% (B), dated 04/30/2019, to be repurchased at $50,003,778 on 05/01/2019. Collateralized by a U.S. Government Obligation, 0.13%, due 07/15/2026, and with a value of $51,000,053.	50,000,000	50,000,000
Credit Agricole Corporate & Investment Bank, 2.75% (B), dated 04/30/2019, to be repurchased at $5,000,382 on 05/01/2019. Collateralized by a U.S. Government Agency Obligation, 4.00%, due 02/20/2049, and with a value of $5,100,000.	5,000,000	5,000,000
Fixed Income Clearing Corp., 1.45% (B), dated 04/30/2019, to be repurchased at $407,386 on 05/01/2019. Collateralized by a U.S. Government Obligation, 3.00%, due 02/15/2047, and with a value of $416,329.	407,370	407,370
Goldman Sachs & Co., 2.70% (B), dated 04/30/2019, to be repurchased at $55,004,125 on 05/01/2019. Collateralized by a U.S. Government Obligation, 0.00%, due 02/15/2024, and with a value of $56,100,000.	55,000,000	55,000,000
JPMorgan Chase & Co., 2.75% (B), dated 04/30/2019, to be repurchased at $70,005,347 on 05/01/2019. Collateralized by U.S. Government Obligations, 2.38% - 2.88%, due 05/23/2019 - 10/15/2021, and with a total value of $71,400,093.	70,000,000	70,000,000

	Principal	Value
REPURCHASE AGREEMENTS (continued)

JPMorgan Chase & Co., 2.77% (B), dated 04/30/2019, to be repurchased at $10,000,769 on 05/01/2019. Collateralized by U.S. Government Agency Obligations, 3.80% - 4.22%, due 03/15/2054 - 09/15/2060, and with a total value of $10,200,001.

	$ 10,000,000	$ 10,000,000
Merrill Lynch & Co., Inc., 2.73% (B), dated 04/30/2019, to be repurchased at $35,002,654 on 05/01/2019. Collateralized by a U.S. Government Obligation, 0.00%, due 08/15/2033, and with a value of $35,700,000.	35,000,000	35,000,000
Merrill Lynch & Co., Inc., 2.75% (B), dated 04/30/2019, to be repurchased at $30,002,292 on 05/01/2019. Collateralized by U.S. Government Agency Obligations, 2.50% - 4.50%, due 03/20/2043 - 04/15/2048, and with a total value of $30,600,001.	30,000,000	30,000,000
Toronto-Dominion Bank, 2.75% (B), dated 04/30/2019, to be repurchased at $50,003,819 on 05/01/2019. Collateralized by U.S. Government Obligations, 1.50% - 2.25%, due 02/29/2020 - 05/31/2020, and with a total value of $51,000,069.	50,000,000	50,000,000
Toronto-Dominion Bank, 2.77% (B), dated 04/30/2019, to be repurchased at $25,001,924 on 05/01/2019. Collateralized by a U.S. Government Agency Obligation, 2.51%, due 01/12/2021, and with a value of $25,500,597.	25,000,000	25,000,000
Wells Fargo Securities LLC, 2.75% (B), dated 04/30/2019, to be repurchased at $10,000,764 on 05/01/2019. Collateralized by a U.S. Government Obligation, 1.38%, due 02/15/2044, and with a value of $10,200,082.	10,000,000	10,000,000

Total Repurchase Agreements (Cost $459,407,370)		459,407,370

Total Investments (Cost $1,250,688,238)		1,250,688,238
Net Other Assets (Liabilities) - (0.7)%		(8,098,867)

Net Assets - 100.0%		$ 1,242,589,371

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2019

Transamerica Government Money Market

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2019

(unaudited)

SECURITY VALUATION:

Valuation Inputs (C)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
U.S. Government Agency Obligations	$—	$191,251,339	$—	$191,251,339
U.S. Government Obligations	—	51,036,717	—	51,036,717
Short-Term U.S. Government Agency Obligations	—	357,402,967	—	357,402,967
Short-Term U.S. Government Obligations	—	191,589,845	—	191,589,845
Repurchase Agreements	—	459,407,370	—	459,407,370

Total Investments	$—	$1,250,688,238	$—	$1,250,688,238

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	Floating or variable rate securities. The rates disclosed are as of April 30, 2019. For securities based on a published reference rate and spread, the reference rate and spread are indicated within the description. Variable rate securities with a floor or ceiling feature are disclosed at the inherent rate, where applicable. Certain variable rate securities are not based on a published reference rate and spread, but are determined by the issuer or agent and are based on current market conditions; these securities do not indicate a reference rate and spread in the description.
(B)	Rates disclosed reflect the yields at April 30, 2019.
(C)	There were no transfers in or out of Level 3 during the six-month period ended April 30, 2019. Please reference the Security Valuation section of the Notes to Financial Statements for more information regarding security valuation and pricing inputs.

PORTFOLIO ABBREVIATIONS:

LIBOR	London Interbank Offered Rate
MTN	Medium Term Note
SOFR	Secured Overnight Financing Rate

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2019

Transamerica Growth

SCHEDULE OF INVESTMENTS

At April 30, 2019

(unaudited)

	Shares	Value
COMMON STOCKS - 99.9%
Aerospace & Defense - 5.2%
Airbus SE	11,901	$ 1,626,875
Boeing Co.	16,650	6,288,539
Safran SA	18,885	2,751,467

		10,666,881

Automobiles - 1.0%
Tesla, Inc. (A) (B)	8,844	2,110,974

Banks - 1.1%
JPMorgan Chase & Co.	18,609	2,159,574

Beverages - 1.0%
Constellation Brands, Inc., Class A	9,961	2,108,445

Biotechnology - 4.3%
Alexion Pharmaceuticals, Inc. (A)	23,183	3,155,902
BioMarin Pharmaceutical, Inc. (A)	25,417	2,173,916
Sage Therapeutics, Inc. (A)	5,855	984,986
Vertex Pharmaceuticals, Inc. (A)	14,697	2,483,499

		8,798,303

Capital Markets - 1.2%
S&P Global, Inc.	11,391	2,513,538

Entertainment - 3.7%
Netflix, Inc. (A)	20,432	7,570,873

Equity Real Estate Investment Trusts - 1.5%
American Tower Corp.	6,321	1,234,491
Crown Castle International Corp.	15,279	1,921,793

		3,156,284

Food & Staples Retailing - 1.9%
Costco Wholesale Corp.	15,841	3,889,441

Health Care Equipment & Supplies - 3.1%
Danaher Corp.	12,099	1,602,392
Edwards Lifesciences Corp. (A)	11,679	2,056,321
Intuitive Surgical, Inc. (A)	5,453	2,784,465

		6,443,178

Health Care Providers & Services - 0.8%
Guardant Health, Inc. (A)	1,087	71,209
UnitedHealth Group, Inc.	6,322	1,473,469

		1,544,678

Hotels, Restaurants & Leisure - 2.2%
Chipotle Mexican Grill, Inc. (A)	2,908	2,000,821
Marriott International, Inc., Class A	17,953	2,449,148

		4,449,969

Interactive Media & Services - 13.1%
Alphabet, Inc., Class A (A)	5,130	6,150,665
Alphabet, Inc., Class C (A)	5,163	6,136,122
Facebook, Inc., Class A (A)	37,528	7,257,915
Tencent Holdings, Ltd.	146,030	7,222,573

		26,767,275

Internet & Direct Marketing Retail - 8.7%
Alibaba Group Holding, Ltd., ADR (A)	33,627	6,240,163
Amazon.com, Inc. (A)	6,037	11,630,401

		17,870,564

IT Services - 12.8%
Adyen NV (A) (C)	3,244	2,640,075

	Shares	Value
COMMON STOCKS (continued)
IT Services (continued)
FleetCor Technologies, Inc. (A)	10,410	$ 2,716,490
Mastercard, Inc., Class A	33,361	8,481,701
PayPal Holdings, Inc. (A)	29,495	3,326,151
Square, Inc., Class A (A)	23,004	1,675,151
Visa, Inc., Class A	45,205	7,433,058

		26,272,626

Life Sciences Tools & Services - 1.9%
Illumina, Inc. (A)	12,207	3,808,584

Personal Products - 1.7%
Estee Lauder Cos., Inc., Class A	20,286	3,485,338

Pharmaceuticals - 1.6%
AstraZeneca PLC, ADR	84,180	3,170,219

Road & Rail - 1.6%
Union Pacific Corp.	18,389	3,255,588

Semiconductors & Semiconductor Equipment - 5.2%
Broadcom, Inc.	7,654	2,437,034
NVIDIA Corp.	24,456	4,426,536
QUALCOMM, Inc.	28,495	2,454,274
Taiwan Semiconductor Manufacturing Co., Ltd., ADR	32,293	1,415,079

		10,732,923

Software - 16.2%
Adobe, Inc. (A)	21,160	6,120,530
Microsoft Corp.	78,241	10,218,275
Red Hat, Inc. (A)	2,856	521,306
salesforce.com, Inc. (A)	47,825	7,907,864
ServiceNow, Inc. (A)	8,557	2,323,311
Splunk, Inc. (A)	18,455	2,547,528
Workday, Inc., Class A (A)	16,961	3,487,690
Zoom Video Communications, Inc., Class A (A)	304	22,031

		33,148,535

Specialty Retail - 2.2%
Home Depot, Inc.	12,665	2,579,861
Lowe’s Cos., Inc.	16,302	1,844,408

		4,424,269

Technology Hardware, Storage & Peripherals - 2.9%
Apple, Inc.	29,471	5,913,946

Textiles, Apparel & Luxury Goods - 5.0%
Kering SA, ADR	48,857	2,869,127
Lululemon Athletica, Inc. (A)	17,887	3,154,373
NIKE, Inc., Class B	47,446	4,167,182

		10,190,682

Total Common Stocks (Cost $105,926,222)		204,452,687

OTHER INVESTMENT COMPANY - 1.0%
Securities Lending Collateral - 1.0%
State Street Navigator Securities Lending Trust - Government Money Market Portfolio, 2.51% (D)	1,984,525	1,984,525

Total Other Investment Company (Cost $1,984,525)		1,984,525

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2019

Transamerica Growth

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2019

(unaudited)

Principal	Value
REPURCHASE AGREEMENT - 0.6%

Fixed Income Clearing Corp., 1.45% (D), dated 04/30/2019, to be repurchased at $1,249,946 on 05/01/2019. Collateralized by a U.S. Government Obligation, 2.88%, due 10/15/2021, and with a value of $1,279,083.

$ 1,249,895	$ 1,249,895

Total Repurchase Agreement (Cost $1,249,895)	1,249,895

Total Investments (Cost $109,160,642)	207,687,107
Net Other Assets (Liabilities) - (1.5)%	(3,015,281)

Net Assets - 100.0%	$ 204,671,826

SECURITY VALUATION:

Valuation Inputs (E)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Common Stocks	$190,211,697	$14,240,990	$—	$204,452,687
Other Investment Company	1,984,525	—	—	1,984,525
Repurchase Agreement	—	1,249,895	—	1,249,895

Total Investments	$192,196,222	$15,490,885	$—	$207,687,107

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	Non-income producing securities.
(B)	All or a portion of the security is on loan. The value of the security on loan is $1,945,324. The amount on loan indicated may not correspond with the security on loan identified because a security with pending sales are in the process of recall from the brokers.
(C)	Security is registered pursuant to Rule 144A of the Securities Act of 1933. Unless otherwise indicated, the security is deemed to be liquid for purposes of compliance limitations on holdings of illiquid securities and may be resold as transactions exempt from registration, normally to qualified institutional buyers. At April 30, 2019, the value of the 144A security is $2,640,075, representing 1.3% of the Fund’s net assets.
(D)	Rates disclosed reflect the yields at April 30, 2019.
(E)	There were no transfers in or out of Level 3 during the six-month period ended April 30, 2019. Please reference the Security Valuation section of the Notes to Financial Statements for more information regarding security valuation and pricing inputs.

PORTFOLIO ABBREVIATION:

ADR	American Depositary Receipt

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2019

Transamerica High Quality Bond

SCHEDULE OF INVESTMENTS

At April 30, 2019

(unaudited)

	Principal	Value
ASSET-BACKED SECURITIES - 40.2%
American Express Credit Account Master Trust Series 2017-7, Class B, 2.54%, 05/15/2025	$ 1,000,000	$ 990,030
AmeriCredit Automobile Receivables Trust
Series 2016-1, Class D,
3.59%, 02/08/2022	1,000,000	1,008,683
Series 2016-4, Class B,
1.83%, 12/08/2021	1,000,000	993,791
Series 2017-1, Class C,
2.71%, 08/18/2022	1,000,000	999,870
Series 2017-2, Class C,
2.97%, 03/20/2023	605,000	607,066
Series 2018-1, Class D,
3.82%, 03/18/2024	4,000,000	4,076,770
Series 2018-2, Class D,
4.01%, 07/18/2024	3,000,000	3,081,342
Avis Budget Rental Car Funding AESOP LLC Series 2014-1A, Class B, 2.96%, 07/20/2020 (A)	187,500	187,439
Capital Auto Receivables Asset Trust
Series 2015-4, Class C,
2.89%, 02/22/2021	1,630,000	1,630,124
Series 2015-4, Class D,
3.62%, 05/20/2021	1,575,000	1,581,950
Series 2016-1, Class B,
2.67%, 12/21/2020	1,000,000	999,502
Series 2016-2, Class B,
2.11%, 03/22/2021	1,000,000	995,730
Series 2016-3, Class C,
2.35%, 09/20/2021	725,000	722,125
Series 2018-2, Class C,
3.69%, 12/20/2023 (A)	1,750,000	1,765,402
Capital One Multi-Asset Execution Trust Series 2019-A1, Class A1, 2.84%, 12/15/2024	2,850,000	2,874,156
CarMax Auto Owner Trust
Series 2015-2, Class C,
2.39%, 03/15/2021	900,000	899,422
Series 2018-1, Class C,
2.95%, 11/15/2023	2,485,000	2,474,573
Carmax Auto Owner Trust Series 2019-1, Class B, 3.45%, 11/15/2024	920,000	933,045
CCG Receivables Trust Series 2018-1, Class B, 3.09%, 06/16/2025 (A)	2,600,000	2,601,944
CLI Funding V LLC
Series 2013-1A, Class NOTE,
2.83%, 03/18/2028 (A)	908,267	897,942
Series 2013-3A, Class A,
3.67%, 11/18/2028 (A)	226,932	226,818
CNH Equipment Trust
Series 2015-B, Class B,
2.23%, 10/17/2022	1,825,000	1,824,508
Series 2017-C, Class B,
2.54%, 05/15/2025	1,140,000	1,131,416
Series 2018-A, Class B,
3.47%, 10/15/2025	1,700,000	1,725,054

	Principal	Value
ASSET-BACKED SECURITIES (continued)
Dell Equipment Finance Trust
Series 2017-1, Class D,
3.44%, 04/24/2023 (A)	$ 495,000	$ 494,915
Series 2017-2, Class C,
2.73%, 10/24/2022 (A)	2,550,000	2,543,423
Series 2018-2, Class C,
3.72%, 10/22/2023 (A)	1,220,000	1,238,660
Evergreen Credit Card Trust Series 2019-1, Class B, 3.59%, 01/15/2023 (A)	1,000,000	1,007,635
Ford Credit Auto Lease Trust Series 2018-A, Class B, 3.17%, 09/15/2021	1,250,000	1,257,099
Ford Credit Auto Owner Trust
Series 2016-C, Class B,
1.73%, 03/15/2022	1,418,000	1,400,574
Series 2017-1, Class C,
3.01%, 08/15/2028 (A)	2,000,000	1,990,539
Series 2017-A, Class C,
2.41%, 07/15/2023	2,578,000	2,555,395
Series 2017-C, Class C,
2.50%, 05/15/2024	3,000,000	2,974,618
Ford Credit Floorplan Master Owner Trust Series 2017-2, Class B, 2.34%, 09/15/2022	1,570,000	1,558,689
GM Financial Automobile Leasing Trust
Series 2018-3, Class B,
3.48%, 07/20/2022	1,100,000	1,110,841
Series 2019-2, Class B,
3.34%, 03/20/2023	1,000,000	999,989
GM Financial Consumer Automobile Receivables Trust
Series 2018-1, Class C,
2.77%, 07/17/2023	2,515,000	2,510,321
Series 2018-2, Class C,
3.31%, 12/18/2023	2,100,000	2,111,737
Series 2018-3, Class C,
3.45%, 02/16/2024	1,000,000	1,013,080
Series 2019-1, Class C,
3.52%, 09/16/2024	2,790,000	2,827,586
Hilton Grand Vacations Trust Series 2018-AA, Class A, 3.54%, 02/25/2032 (A)	901,464	914,344
Hyundai Auto Receivables Trust
Series 2017-B, Class B,
2.23%, 02/15/2023	1,840,000	1,824,702
Series 2017-B, Class C,
2.44%, 05/15/2024	1,000,000	988,518
Invitation Homes Trust
Series 2018-SFR2, Class D,
1-Month LIBOR + 1.45%, 3.92% (B), 06/17/2037 (A)	3,000,000	2,991,706
Series 2018-SFR4, Class D,
1-Month LIBOR + 1.65%, 4.12% (B), 01/17/2038 (A)	2,400,000	2,402,911
MVW Owner Trust
Series 2015-1A, Class A,
2.52%, 12/20/2032 (A)	663,952	658,613

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2019

Transamerica High Quality Bond

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2019

(unaudited)

	Principal	Value
ASSET-BACKED SECURITIES (continued)
MVW Owner Trust (continued)
Series 2016-1A, Class A,
2.25%, 12/20/2033 (A)	$ 381,252	$ 374,904
Series 2017-1A, Class A,
2.42%, 12/20/2034 (A)	874,464	863,424
Progress Residential Trust
Series 2018-SFR1, Class C,
3.68%, 03/17/2035 (A)	3,250,000	3,268,813
Series 2018-SFR2, Class D,
4.34%, 08/17/2035 (A)	2,000,000	2,043,623
Santander Drive Auto Receivables Trust
Series 2016-3, Class D,
2.80%, 08/15/2022	2,755,000	2,760,927
Series 2017-3, Class D,
3.20%, 11/15/2023	3,000,000	2,999,650
Sierra Timeshare Conduit Receivables Funding LLC Series 2017-1A, Class A, 2.91%, 03/20/2034 (A)	366,515	365,546
Sierra Timeshare Receivables Funding LLC
Series 2015-1A, Class A,
2.40%, 03/22/2032 (A)	201,449	200,752
Series 2015-3A, Class B,
3.08%, 09/20/2032 (A)	780,521	778,558
Series 2018-2A, Class A,
3.50%, 06/20/2035 (A)	782,176	791,950
Synchrony Credit Card Master Note Trust Series 2017-2, Class C, 3.01%, 10/15/2025	640,000	635,446
Verizon Owner Trust
Series 2017-3A, Class C,
2.53%, 04/20/2022 (A)	765,000	760,878
Series 2018-1A, Class C,
3.20%, 09/20/2022 (A)	1,530,000	1,535,406
Series 2018-A, Class B,
3.38%, 04/20/2023	1,500,000	1,527,283
Series 2019-A, Class C,
3.22%, 09/20/2023	725,000	730,999
Volvo Financial Equipment LLC
Series 2018-1A, Class C,
3.06%, 12/15/2025 (A)	2,500,000	2,494,760
Series 2019-1A, Class B,
3.26%, 01/16/2024 (A)	660,000	667,390
VSE VOI Mortgage LLC Series 2016-A, Class A, 2.54%, 07/20/2033 (A)	1,388,930	1,374,538
World Omni Auto Receivables Trust Series 2018-A, Class B, 2.89%, 04/15/2025	1,500,000	1,501,291
World Omni Automobile Lease Securitization Trust Series 2018-B, Class B, 3.43%, 03/15/2024	1,700,000	1,718,793
World Omni Select Auto Trust Series 2018-1A, Class C, 3.86%, 01/15/2025 (A)	1,500,000	1,530,981

Total Asset-Backed Securities (Cost $100,853,430)		101,530,509

	Principal	Value
CORPORATE DEBT SECURITIES - 39.0%
Aerospace & Defense - 0.7%
General Dynamics Corp. 3.00%, 05/11/2021	$ 1,590,000	$ 1,603,993

Airlines - 2.1%
America West Airlines Pass-Through Trust 7.10%, 10/02/2022	1,371,848	1,430,152
American Airlines Pass-Through Trust 4.95%, 07/15/2024	1,516,514	1,571,867
United Airlines Pass-Through Trust 4.63%, 03/03/2024	2,340,428	2,380,449

		5,382,468

Banks - 10.5%
Banco del Estado de Chile
2.67%, 01/08/2021 (A)	1,150,000	1,139,144
3.88%, 02/08/2022 (A)	1,552,000	1,580,324
Bank of America Corp. 2.63%, 04/19/2021, MTN	2,455,000	2,449,713
Bank of Montreal 3.10%, 04/13/2021, MTN	1,160,000	1,170,295
Bank of Nova Scotia 2.70%, 03/07/2022	1,270,000	1,268,579
Barclays PLC
2.75%, 11/08/2019	3,000,000	2,994,327
3-Month LIBOR + 2.11%, 4.81% (B), 08/10/2021	635,000	650,856
Citigroup, Inc. 4.05%, 07/30/2022	3,425,000	3,536,055
First Republic Bank 2.38%, 06/17/2019	400,000	399,798
HSBC Bank USA NA 4.88%, 08/24/2020	2,252,000	2,310,954
HSBC USA, Inc. 5.00%, 09/27/2020	265,000	272,509
Huntington National Bank 3.25%, 05/14/2021	3,000,000	3,026,240
JPMorgan Chase & Co. 2.55%, 10/29/2020	1,000,000	997,641
Manufacturers & Traders Trust Co. 1-Month LIBOR + 1.22%, 3.69% (B), 12/28/2020	1,760,000	1,760,968
Wells Fargo & Co. 2.63%, 07/22/2022, MTN	3,000,000	2,974,285

		26,531,688

Biotechnology - 1.4%
AbbVie, Inc.
2.50%, 05/14/2020	2,700,000	2,691,262
2.90%, 11/06/2022	930,000	927,313

		3,618,575

Capital Markets - 3.1%
Deutsche Bank AG 3-Month LIBOR + 1.91%, 4.61% (B), 05/10/2019	1,220,000	1,220,435
Goldman Sachs Group, Inc. 3-Month LIBOR + 0.78%, 3.36% (B), 10/31/2022	3,500,000	3,501,845

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2019

Transamerica High Quality Bond

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2019

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Capital Markets (continued)
Morgan Stanley 4.88%, 11/01/2022	$ 3,000,000	$ 3,176,092

		7,898,372

Chemicals - 0.9%
DowDuPont, Inc. 3-Month LIBOR + 0.71%, 3.39% (B), 11/15/2020	1,715,000	1,728,440
Monsanto Co. 2.13%, 07/15/2019	500,000	498,190

		2,226,630

Consumer Finance - 2.8%
Capital One NA 2.35%, 01/31/2020	1,000,000	996,634
Ford Motor Credit Co. LLC
3.34%, 03/28/2022	1,351,000	1,335,894
8.13%, 01/15/2020	1,000,000	1,034,121
General Motors Financial Co., Inc. 4.15%, 06/19/2023	2,200,000	2,242,513
Synchrony Financial 3.00%, 08/15/2019	950,000	950,205
Volkswagen Group of America Finance LLC 4.00%, 11/12/2021 (A)	500,000	510,575

		7,069,942

Containers & Packaging - 0.2%
WestRock MWV LLC 7.38%, 09/01/2019	380,000	385,429

Diversified Telecommunication Services - 0.9%
AT&T, Inc. 3.00%, 06/30/2022	2,245,000	2,252,543

Electric Utilities - 1.6%
Georgia Power Co. 2.40%, 04/01/2021	1,095,000	1,085,622
Mississippi Power Co. 3-Month LIBOR + 0.65%, 3.26% (B), 03/27/2020	1,625,000	1,625,275
Southern California Edison Co. 3.40%, 06/01/2023	1,250,000	1,256,175

		3,967,072

Equity Real Estate Investment Trusts - 1.9%
Simon Property Group, LP 4.13%, 12/01/2021	2,000,000	2,066,664
SL Green Operating Partnership, LP 3-Month LIBOR + 0.98%, 3.66% (B), 08/16/2021	2,650,000	2,651,758

		4,718,422

Food Products - 1.3%
Campbell Soup Co. 3-Month LIBOR + 0.63%, 3.24% (B), 03/15/2021	3,300,000	3,287,023

Health Care Providers & Services - 1.5%
Cigna Corp. 3.40%, 09/17/2021 (A)	905,000	914,376
HCA, Inc. 4.25%, 10/15/2019	2,850,000	2,868,574

		3,782,950

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Insurance - 1.5%
Allstate Corp. 3-Month LIBOR + 0.43%, 3.03% (B), 03/29/2021	$ 800,000	$ 801,076
Aon Corp. 5.00%, 09/30/2020	1,000,000	1,032,020
Marsh & McLennan Cos., Inc. 3.50%, 12/29/2020	2,000,000	2,024,823

		3,857,919

Media - 1.7%
Charter Communications Operating LLC / Charter Communications Operating Capital 3-Month LIBOR + 1.65%, 4.23% (B), 02/01/2024	2,100,000	2,112,305
Comcast Corp. 3.45%, 10/01/2021	1,160,000	1,181,347
Interpublic Group of Cos., Inc. 4.00%, 03/15/2022	1,025,000	1,048,789

		4,342,441

Metals & Mining - 0.8%
ArcelorMittal 5.13%, 06/01/2020 (C)	1,869,000	1,911,390

Multi-Utilities - 1.3%
Public Service Co. of Oklahoma 5.15%, 12/01/2019	3,250,000	3,295,682

Oil, Gas & Consumable Fuels - 3.0%
Andeavor Logistics, LP / Tesoro Logistics Finance Corp.
5.50%, 10/15/2019	1,512,000	1,525,115
6.25%, 10/15/2022	2,628,000	2,700,270
Kinder Morgan, Inc. 3.05%, 12/01/2019	1,025,000	1,025,638
Petroleos Mexicanos
6.00%, 03/05/2020	230,000	234,642
6.38%, 02/04/2021	1,962,000	2,030,474

		7,516,139

Road & Rail - 0.3%
Union Pacific Corp. 2.95%, 03/01/2022	825,000	830,486

Technology Hardware, Storage & Peripherals - 0.5%
Hewlett Packard Enterprise Co. 3-Month LIBOR + 0.72%, 3.32% (B), 10/05/2021	1,285,000	1,285,270

Wireless Telecommunication Services - 1.0%
America Movil SAB de CV 5.00%, 03/30/2020	2,500,000	2,549,707

Total Corporate Debt Securities (Cost $97,656,848)		98,314,141

FOREIGN GOVERNMENT OBLIGATION - 0.4%
Republic of Korea - 0.4%
Export-Import Bank of Korea 3-Month LIBOR + 0.46%, 3.05% (B), 10/21/2019	1,000,000	1,000,250

Total Foreign Government Obligation (Cost $1,000,045)		1,000,250

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2019

Transamerica High Quality Bond

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2019

(unaudited)

	Principal	Value
MORTGAGE-BACKED SECURITIES - 11.0%
BANK, Interest Only STRIPS Series 2018-BN12, Class XA, 0.48% (B), 05/15/2061	$ 27,157,400	$ 641,311
BX Commercial Mortgage Trust
Series 2018-BIOA, Class B,
1-Month LIBOR + 0.87%, 3.34% (B), 03/15/2037 (A)	2,400,000	2,390,222
Series 2018-IND, Class D,
1-Month LIBOR + 1.30%, 3.77% (B), 11/15/2035 (A)	1,307,467	1,309,104
BX Trust Series 2018-MCSF, Class D, 1-Month LIBOR + 1.45%, 3.93% (B), 04/15/2035 (A)	2,000,000	1,957,372
CGDBB Commercial Mortgage Trust Series 2017-BIOC, Class C, 1-Month LIBOR + 1.05%, 3.52% (B), 07/15/2032 (A)	1,900,000	1,894,050
Cold Storage Trust Series 2017-ICE3, Class B, 1-Month LIBOR + 1.25%, 3.72% (B), 04/15/2036 (A)	1,940,000	1,940,586
COMM Mortgage Trust, Interest Only STRIPS Series 2018-COR3, Class XA, 0.59% (B), 05/10/2051	19,646,307	696,055
DBCG Mortgage Trust Series 2018-BIOD, Class D, 1-Month LIBOR + 1.30%, 3.77% (B), 05/15/2035 (A)	2,784,417	2,761,758
Federal Home Loan Mortgage Corp. Series 2018-1, Class A1, 3.50%, 06/25/2028	1,014,968	1,033,885
GS Mortgage Securities Corp. II Series 2017-SLP, Class B, 3.77%, 10/10/2032 (A)	1,450,000	1,473,848
GS Mortgage Securities Corp. II, Interest Only STRIPS Series 2018-GS10, Class XA, 0.48% (B), 07/10/2051	67,531,796	1,884,914
GS Mortgage Securities Corp. Trust Series 2016-RENT, Class D, 4.20% (B), 02/10/2029 (A)	2,000,000	2,006,232
Morgan Stanley Bank of America Merrill Lynch Trust Series 2015-C24, Class XA, 0.92% (B), 05/15/2048	43,075,633	1,643,805
Morgan Stanley Capital I Trust Series 2017-CLS, Class B, 1-Month LIBOR + 0.85%, 3.32% (B), 11/15/2034 (A)	3,000,000	2,991,551
USB Commmercial Mortgage Trust
Series 2018-C11, Class XA,
0.97% (B), 06/15/2051	32,811,705	1,840,143
Series 2019-C16, Class XA,
1.56% (B), 04/15/2052	12,500,000	1,408,361

Total Mortgage-Backed Securities (Cost $27,798,244)		27,873,197

	Principal	Value
U.S. GOVERNMENT AGENCY OBLIGATIONS - 3.4%
Federal Home Loan Mortgage Corp.
1-Year CMT + 2.04%, 4.17% (B), 06/01/2033	$ 677,331	$ 708,780
4.50%, 09/01/2026	502,620	518,948
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates 0.22% (B), 05/25/2023	202,386,582	884,956
Federal National Mortgage Association
0.12% (B), 10/25/2021	27,676,702	56,347
0.19% (B), 11/25/2022	64,256,966	198,772
0.32% (B), 01/25/2022	25,963,960	139,712
1.95%, 11/01/2020	2,630,000	2,598,652
Government National Mortgage Association
0.70% (B), 09/16/2059	14,672,140	915,475
4.28% (B), 12/20/2061	421,128	422,602
4.39% (B), 11/20/2061	9,329	9,329
4.60% (B), 09/20/2063	116,758	117,800
4.62% (B), 02/20/2063	469,125	473,535
4.76% (B), 02/20/2061	3,610	3,741
4.81% (B), 06/20/2063	427,474	430,701
4.86% (B), 02/20/2061	8,787	9,270
4.88% (B), 05/20/2062	339,307	344,183
5.26% (B), 11/20/2060	426,835	430,105
5.28% (B), 05/20/2061	5,713	5,767
5.30% (B), 04/20/2061	209,478	211,609
5.75%, 12/15/2022	155,130	159,966

Total U.S. Government Agency Obligations (Cost $9,010,804)		8,640,250

U.S. GOVERNMENT OBLIGATIONS - 3.7%
U.S. Treasury - 3.7%
U.S. Treasury Note
1.50%, 05/15/2020	2,200	2,180
1.75%, 11/30/2021	7,575,000	7,480,313
2.50%, 02/15/2022	1,800,000	1,812,445

Total U.S. Government Obligations (Cost $9,255,794)		9,294,938

	Shares	Value
OTHER INVESTMENT COMPANY - 0.1%
Securities Lending Collateral - 0.1%
State Street Navigator Securities Lending Trust - Government Money Market Portfolio, 2.51% (D)	195,960	195,960

Total Other Investment Company (Cost $195,960)		195,960

Total Investments (Cost $245,771,125)		246,849,245
Net Other Assets (Liabilities) - 2.2%		5,429,578

Net Assets - 100.0%		$ 252,278,823

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2019

Transamerica High Quality Bond

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2019

(unaudited)

SECURITY VALUATION:

Valuation Inputs (E)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Asset-Backed Securities	$—	$101,530,509	$—	$101,530,509
Corporate Debt Securities	—	98,314,141	—	98,314,141
Foreign Government Obligation	—	1,000,250	—	1,000,250
Mortgage-Backed Securities	—	27,873,197	—	27,873,197
U.S. Government Agency Obligations	—	8,640,250	—	8,640,250
U.S. Government Obligations	—	9,294,938	—	9,294,938
Other Investment Company	195,960	—	—	195,960

Total Investments	$195,960	$246,653,285	$—	$246,849,245

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	Securities are registered pursuant to Rule 144A of the Securities Act of 1933. Unless otherwise indicated, the securities are deemed to be liquid for purposes of compliance limitations on holdings of illiquid securities and may be resold as transactions exempt from registration, normally to qualified institutional buyers. At April 30, 2019, the total value of 144A securities is $59,842,956, representing 23.7% of the Fund’s net assets.
(B)	Floating or variable rate securities. The rates disclosed are as of April 30, 2019. For securities based on a published reference rate and spread, the reference rate and spread are indicated within the description. Variable rate securities with a floor or ceiling feature are disclosed at the inherent rate, where applicable. Certain variable rate securities are not based on a published reference rate and spread, but are determined by the issuer or agent and are based on current market conditions; these securities do not indicate a reference rate and spread in the description.
(C)	All or a portion of the security is on loan. The value of the security on loan is $192,072. The amount on loan indicated may not correspond with the security on loan identified because a security with pending sales are in the process of recall from the brokers.
(D)	Rate disclosed reflects the yield at April 30, 2019.
(E)	There were no transfers in or out of Level 3 during the period ended April 30, 2019. Please reference the Security Valuation section of the Notes to Financial Statements for more information regarding security valuation and pricing inputs.

PORTFOLIO ABBREVIATIONS:

CMT	Constant Maturity Treasury
LIBOR	London Interbank Offered Rate
MTN	Medium Term Note
STRIPS	Separate Trading of Registered Interest and Principal of Securities

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2019

Transamerica High Yield Bond

SCHEDULE OF INVESTMENTS

At April 30, 2019

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES - 93.0%
Aerospace & Defense - 1.1%
Bombardier, Inc.
6.13%, 01/15/2023 (A)	$ 5,720,000	$ 5,727,150
7.88%, 04/15/2027 (A)	1,705,000	1,715,656
Triumph Group, Inc.
5.25%, 06/01/2022	4,732,000	4,672,850
7.75%, 08/15/2025 (B)	3,390,000	3,381,525

		15,497,181

Airlines - 1.0%
American Airlines Group, Inc. 5.50%, 10/01/2019 (A)	3,211,000	3,227,055
American Airlines Pass-Through Trust
5.60%, 01/15/2022 (A)	4,056,552	4,117,401
5.63%, 07/15/2022 (A)	2,101,467	2,144,547
Continental Airlines Pass-Through Trust
5.50%, 04/29/2022	540,107	552,368
6.90%, 10/19/2023	1,677,055	1,745,479
United Airlines Pass-Through Trust 4.63%, 03/03/2024	1,237,468	1,258,628
United Continental Holdings, Inc. 4.25%, 10/01/2022	615,000	620,381

		13,665,859

Auto Components - 1.2%
Dana, Inc. 6.00%, 09/15/2023	2,305,000	2,359,744
Goodyear Tire & Rubber Co. 5.00%, 05/31/2026 (B)	9,385,000	9,123,323
Panther BF Aggregator 2, LP / Panther Finance Co., Inc.
6.25%, 05/15/2026 (A)	2,244,000	2,336,565
8.50%, 05/15/2027 (A)	2,408,000	2,489,872

		16,309,504

Banks - 3.5%
Barclays PLC
Fixed until 09/15/2023 (C), 7.75% (D)	4,982,000	5,150,142
Fixed until 06/15/2024 (C), 8.00% (D)	1,512,000	1,594,192
BNP Paribas SA
Fixed until 03/14/2022 (C), 6.75% (A) (D)	3,950,000	4,083,313
Fixed until 03/30/2021 (C), 7.63% (A) (D)	2,298,000	2,421,518
CIT Group, Inc.
4.75%, 02/16/2024	666,000	686,813
5.00%, 08/15/2022	3,080,000	3,203,200
Citigroup, Inc. Fixed until 03/27/2020 (C), 5.88% (D)	6,078,000	6,161,572
Intesa Sanpaolo SpA 5.71%, 01/15/2026 (A)	5,632,000	5,501,240
JPMorgan Chase & Co. 3-Month LIBOR + 3.47%, 6.05% (D), 07/30/2019 (C)	1,348,000	1,354,160
Lloyds Banking Group PLC
Fixed until 06/27/2024 (C), 7.50% (D)	5,585,000	5,864,250
Fixed until 09/27/2025 (C), 7.50% (D)	709,000	735,765

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Banks (continued)
Royal Bank of Scotland Group PLC Fixed until 08/15/2021 (C), 8.63% (D)	$ 3,660,000	$ 3,934,500
Societe Generale SA Fixed until 09/13/2021 (C), 7.38% (A) (D)	5,338,000	5,551,520
UniCredit SpA 6.57%, 01/14/2022 (A)	2,770,000	2,919,050

		49,161,235

Beverages - 0.4%
Cott Holdings, Inc. 5.50%, 04/01/2025 (A)	5,510,000	5,578,875

Building Products - 2.2%
Associated Materials LLC / AMH New Finance, Inc. 9.00%, 01/01/2024 (A)	10,382,000	9,759,080
Builders FirstSource, Inc. 5.63%, 09/01/2024 (A)	5,387,000	5,400,468
Griffon Corp. 5.25%, 03/01/2022	8,224,000	8,224,000
NCI Building Systems, Inc. 8.00%, 04/15/2026 (A) (B)	7,479,000	6,974,167

		30,357,715

Capital Markets - 1.5%
Credit Suisse Group AG
Fixed until 12/18/2024 (C), 6.25% (A) (D)	1,350,000	1,377,599
Fixed until 09/12/2025 (C), 7.25% (A) (D)	2,450,000	2,546,775
Fixed until 07/17/2023 (C), 7.50% (A) (D)	1,875,000	1,975,725
Fixed until 12/11/2023 (C), 7.50% (A) (D)	7,658,000	8,203,632
Goldman Sachs Capital II 3-Month LIBOR + 0.77%, 4.00% (D) 05/31/2019 (C)	1,048,000	841,020
Goldman Sachs Group, Inc. Fixed until 05/10/2019, 5.70% (D), 05/31/2019 (C)	5,695,000	5,709,238

		20,653,989

Chemicals - 1.7%
Eagle Intermediate Global Holding BV / Ruyi US Finance LLC 7.50%, 05/01/2025 (A)	3,304,000	3,287,480
Hexion, Inc.
6.63%, 04/15/2020 (E) (F)	5,769,000	4,571,933
7.88%, 02/15/2023 (F) (G)	4,886,000	781,760
10.00%, 04/15/2020	1,821,000	1,443,143
13.75%, 02/01/2022 (A) (F) (G)	1,781,000	365,105
NOVA Chemicals Corp.
4.88%, 06/01/2024 (A)	5,157,000	5,040,967
5.25%, 06/01/2027 (A)	5,449,000	5,353,642
Olin Corp. 5.13%, 09/15/2027	3,692,000	3,742,765

		24,586,795

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2019

Transamerica High Yield Bond

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2019

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Commercial Services & Supplies - 1.2%
Ashtead Capital, Inc. 5.25%, 08/01/2026 (A)	$ 3,642,000	$ 3,783,127
Avis Budget Car Rental LLC / Avis Budget Finance, Inc.
5.50%, 04/01/2023	4,368,000	4,449,114
6.38%, 04/01/2024 (A) (B)	2,208,000	2,296,320
Garda World Security Corp. 8.75%, 05/15/2025 (A)	6,008,000	5,663,742

		16,192,303

Communications Equipment - 1.1%
CommScope Technologies LLC
5.00%, 03/15/2027 (A)	779,000	728,365
6.00%, 06/15/2025 (A)	7,989,000	8,114,028
CommScope, Inc.
5.50%, 03/01/2024 (A)	1,255,000	1,309,122
6.00%, 03/01/2026 (A)	1,685,000	1,783,994
8.25%, 03/01/2027 (A)	1,679,000	1,813,320
Nokia OYJ 3.38%, 06/12/2022	1,764,000	1,761,283

		15,510,112

Construction & Engineering - 1.6%
Abengoa Abenewco 2 SAU PIK Rate 1.25%, Cash Rate 0.25%, 03/31/2023 (A) (H)	1,933,521	9,010
Ashton Woods USA LLC / Ashton Woods Finance Co.
6.75%, 08/01/2025 (A)	3,460,000	3,235,100
9.88%, 04/01/2027 (A)	5,659,000	5,913,655
Weekley Homes LLC / Weekley Finance Corp. 6.00%, 02/01/2023	3,447,000	3,378,060
William Lyon Homes, Inc.
5.88%, 01/31/2025	4,442,000	4,308,740
6.00%, 09/01/2023	2,000,000	1,980,000
7.00%, 08/15/2022	4,219,000	4,240,095

		23,064,660

Construction Materials - 0.0% (I)
Summit Materials LLC / Summit Materials Finance Corp. 6.50%, 03/15/2027 (A)	492,000	508,605

Consumer Finance - 1.9%
Ally Financial, Inc.
5.75%, 11/20/2025 (B)	1,627,000	1,763,261
8.00%, 03/15/2020	1,425,000	1,483,781
Altice Financing SA 7.50%, 05/15/2026 (A)	6,692,000	6,792,380
Navient Corp.
5.00%, 10/26/2020	2,713,000	2,750,304
5.88%, 10/25/2024	3,955,000	3,974,775
6.50%, 06/15/2022	3,408,000	3,591,180
6.63%, 07/26/2021	1,020,000	1,068,450
6.75%, 06/15/2026 (B)	2,201,000	2,217,705
Springleaf Finance Corp.
7.13%, 03/15/2026	2,705,000	2,904,494
8.25%, 12/15/2020	551,000	593,802

		27,140,132

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Containers & Packaging - 3.4%
ARD Finance SA PIK Rate 7.88%, Cash Rate 7.13%, 09/15/2023 (H)	$ 3,766,000	$ 3,770,707
Ardagh Packaging Finance PLC / Ardagh Holdings USA, Inc.
6.00%, 02/15/2025 (A)	3,857,000	3,885,927
7.25%, 05/15/2024 (A)	4,840,000	5,099,182
BWAY Holding Co.
5.50%, 04/15/2024 (A)	4,931,000	4,897,223
7.25%, 04/15/2025 (A) (B)	1,207,000	1,175,316
Crown Americas LLC / Crown Americas Capital Corp. VI 4.75%, 02/01/2026	3,614,000	3,672,728
Flex Acquisition Co., Inc.
6.88%, 01/15/2025 (A)	2,805,000	2,615,663
7.88%, 07/15/2026 (A)	2,956,000	2,770,363
Greif, Inc. 6.50%, 03/01/2027 (A)	4,228,000	4,354,840
OI European Group BV 4.00%, 03/15/2023 (A)	2,545,000	2,506,825
Owens-Brockway Glass Container, Inc.
5.88%, 08/15/2023 (A)	3,860,000	4,038,525
6.38%, 08/15/2025 (A)	820,000	871,250
Reynolds Group Issuer, Inc. / Reynolds Group Issuer LLC
5.13%, 07/15/2023 (A)	2,268,000	2,300,909
5.75%, 10/15/2020	721,985	724,151
6.88%, 02/15/2021	1,429,467	1,434,827
7.00%, 07/15/2024 (A) (B)	3,080,000	3,183,950

		47,302,386

Diversified Financial Services - 2.7%
Avation Capital SA 6.50%, 05/15/2021 (A)	3,305,000	3,305,000
DAE Funding LLC
4.50%, 08/01/2022 (A)	1,573,000	1,588,730
5.00%, 08/01/2024 (A)	1,639,000	1,684,072
5.25%, 11/15/2021 (A)	1,514,000	1,559,420
5.75%, 11/15/2023 (A)	1,520,000	1,592,200
Dana Financing Luxembourg Sarl 5.75%, 04/15/2025 (A)	10,882,000	11,099,640
ILFC E-Capital Trust I 1.55% + Max of 3-Month LIBOR, 10-Year CMT, or 30-Year CMT, 4.57% (D), 12/21/2065 (A)	8,362,000	6,279,026
ILFC E-Capital Trust II 1.80% + Max of 3-Month LIBOR, 15-Year CMT or 30-Year CMT, 4.85% (D), 12/21/2065 (A)	1,171,000	901,670
Jefferies Finance LLC / JFIN Co-Issuer Corp. 7.38%, 04/01/2020 (A)	500,000	501,000
Ladder Capital Finance Holdings LLLP / Ladder Capital Finance Corp. 5.25%, 03/15/2022 (A)	5,770,000	5,914,250
Travelport Corporate Finance PLC 6.00%, 03/15/2026 (A)	2,740,000	2,945,500

		37,370,508

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2019

Transamerica High Yield Bond

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2019

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Diversified Telecommunication Services - 5.5%
CenturyLink, Inc.
6.45%, 06/15/2021	$ 1,564,000	$ 1,630,470
6.75%, 12/01/2023 (B)	2,368,000	2,513,040
7.50%, 04/01/2024 (B)	1,917,000	2,058,379
7.60%, 09/15/2039	6,481,000	5,670,875
7.65%, 03/15/2042 (B)	8,475,000	7,461,390
Frontier Communications Corp.
7.63%, 04/15/2024	7,620,000	4,210,050
8.50%, 04/01/2026 (A)	1,542,000	1,453,335
8.75%, 04/15/2022 (B)	2,766,000	1,915,455
9.00%, 08/15/2031	5,484,000	3,112,170
11.00%, 09/15/2025	2,696,000	1,745,660
Hughes Satellite Systems Corp.
5.25%, 08/01/2026	328,000	330,037
6.50%, 06/15/2019	2,330,000	2,337,922
6.63%, 08/01/2026	4,443,000	4,492,984
7.63%, 06/15/2021	6,342,000	6,770,085
Intelsat Jackson Holdings SA
8.00%, 02/15/2024 (A)	1,247,000	1,301,556
8.50%, 10/15/2024 (A)	5,849,000	5,790,510
9.50%, 09/30/2022 (A)	2,165,000	2,500,575
Level 3 Parent LLC 5.75%, 12/01/2022	3,801,000	3,833,042
Sprint Capital Corp. 8.75%, 03/15/2032	3,669,000	3,852,450
UPCB Finance IV, Ltd. 5.38%, 01/15/2025 (A)	5,423,000	5,543,391
Virgin Media Finance PLC 5.75%, 01/15/2025 (A)	3,565,000	3,640,756
Virgin Media Secured Finance PLC 5.25%, 01/15/2026 (A)	5,688,000	5,785,890

		77,950,022

Electric Utilities - 0.3%
Elwood Energy LLC 8.16%, 07/05/2026	4,186,625	4,542,488

Energy Equipment & Services - 3.2%
CSI Compressco, LP / CSI Compressco Finance, Inc.
7.25%, 08/15/2022	5,472,000	4,870,080
7.50%, 04/01/2025 (A)	1,431,000	1,389,859
Exterran Energy Solutions, LP / EES Finance Corp. 8.13%, 05/01/2025	3,206,000	3,318,210
Genesis Energy, LP / Genesis Energy Finance Corp.
6.50%, 10/01/2025	2,935,000	2,948,795
6.75%, 08/01/2022	5,420,000	5,497,018
KCA Deutag UK Finance PLC 9.63%, 04/01/2023 (A)	5,055,000	4,309,387
Noble Holding International, Ltd.
6.05%, 03/01/2041	2,288,000	1,498,640
8.95%, 04/01/2045 (B)	2,283,000	1,860,645
NuStar Logistics, LP
4.80%, 09/01/2020	7,306,000	7,397,325
5.63%, 04/28/2027	2,956,000	2,955,113
6.75%, 02/01/2021	2,632,000	2,737,280
USA Compression Partners, LP / USA Compression Finance Corp. 6.88%, 09/01/2027 (A)	3,012,000	3,170,130

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Energy Equipment & Services (continued)
Weatherford International LLC 9.88%, 03/01/2025	$ 906,000	$ 634,200
Weatherford International, Ltd. 9.88%, 02/15/2024	4,114,000	2,848,945

		45,435,627

Entertainment - 0.4%
Netflix, Inc.
5.38%, 11/15/2029 (A)	851,000	861,638
5.88%, 11/15/2028	3,851,000	4,062,805

		4,924,443

Equity Real Estate Investment Trusts - 2.3%
CBL & Associates, LP
5.25%, 12/01/2023 (B)	7,893,000	5,604,030
5.95%, 12/15/2026 (B)	22,000	15,345
Iron Mountain, Inc. 5.25%, 03/15/2028 (A)	9,877,000	9,728,845
iStar, Inc.
5.25%, 09/15/2022	1,438,000	1,448,785
6.00%, 04/01/2022	4,917,000	5,033,779
MGM Growth Properties Operating Partnership, LP / MGP Finance Co-Issuer, Inc. 5.75%, 02/01/2027 (A)	2,539,000	2,672,297
SBA Communications Corp.
4.00%, 10/01/2022	1,665,000	1,673,325
4.88%, 07/15/2022	6,000,000	6,082,500

		32,258,906

Food & Staples Retailing - 1.1%
Albertsons Cos. LLC / Safeway, Inc. / New Albertsons, LP
5.75%, 03/15/2025	4,674,000	4,638,945
6.63%, 06/15/2024	3,659,000	3,773,344
7.50%, 03/15/2026 (A)	1,693,000	1,794,580
Rite Aid Corp. 6.13%, 04/01/2023 (A)	5,990,000	5,091,500

		15,298,369

Food Products - 1.8%
JBS USA LUX SA / JBS USA Finance, Inc.
5.75%, 06/15/2025 (A)	1,794,000	1,834,365
7.25%, 06/01/2021 (A)	3,698,000	3,707,245
Pilgrim’s Pride Corp. 5.88%, 09/30/2027 (A)	8,022,000	8,282,715
Post Holdings, Inc.
5.00%, 08/15/2026 (A)	4,143,000	4,127,464
5.63%, 01/15/2028 (A)	2,756,000	2,785,985
8.00%, 07/15/2025 (A)	4,454,000	4,765,780

		25,503,554

Health Care Providers & Services - 5.1%
CHS / Community Health Systems, Inc.
5.13%, 08/01/2021 (B)	1,445,000	1,423,325
6.25%, 03/31/2023	2,212,000	2,153,935
8.00%, 03/15/2026 (A)	8,385,000	8,154,413
8.13%, 06/30/2024 (A) (B)	1,120,000	828,800
DaVita HealthCare Partners, Inc. 5.13%, 07/15/2024	1,169,000	1,169,000
DaVita, Inc. 5.75%, 08/15/2022	3,863,000	3,925,774

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2019

Transamerica High Yield Bond

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2019

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Health Care Providers & Services (continued)
Encompass Health Corp. 5.75%, 11/01/2024 - 09/15/2025	$ 9,123,000	$ 9,298,177
HCA Healthcare, Inc. 6.25%, 02/15/2021	3,888,000	4,077,540
HCA, Inc.
5.88%, 03/15/2022 - 02/01/2029	14,868,000	15,983,454
7.50%, 02/15/2022 - 11/06/2033	7,670,000	8,476,000
Tenet Healthcare Corp.
4.38%, 10/01/2021	2,745,000	2,775,881
5.13%, 05/01/2025	1,268,000	1,279,095
6.00%, 10/01/2020	1,503,000	1,553,726
6.75%, 06/15/2023	2,401,000	2,449,020
8.13%, 04/01/2022	8,270,000	8,823,759

		72,371,899

Hotels, Restaurants & Leisure - 7.4%
Boyd Gaming Corp.
6.00%, 08/15/2026	1,911,000	1,985,051
6.38%, 04/01/2026	2,760,000	2,904,900
6.88%, 05/15/2023	6,165,000	6,388,481
Boyne USA, Inc. 7.25%, 05/01/2025 (A)	4,283,000	4,647,055
GLP Capital, LP / GLP Financing II, Inc. 5.25%, 06/01/2025	3,831,000	4,026,151
Hilton Domestic Operating Co., Inc. 5.13%, 05/01/2026 (A)	4,585,000	4,693,894
International Game Technology PLC
6.25%, 02/15/2022 (A)	6,679,000	6,962,858
6.25%, 01/15/2027 (A) (B)	538,000	565,608
6.50%, 02/15/2025 (A)	946,000	1,007,471
Marriott Ownership Resorts, Inc. / ILG LLC 6.50%, 09/15/2026 (A)	4,201,000	4,411,050
MGM Resorts International
5.50%, 04/15/2027	2,517,000	2,595,656
5.75%, 06/15/2025	8,056,000	8,519,220
6.63%, 12/15/2021	3,881,000	4,166,059
NCL Corp., Ltd. 4.75%, 12/15/2021 (A)	4,102,000	4,147,327
Rivers Pittsburgh Borrower, LP / Rivers Pittsburgh Finance Corp. 6.13%, 08/15/2021 (A)	5,046,000	5,109,075
Scientific Games International, Inc.
5.00%, 10/15/2025 (A)	3,947,000	3,926,032
8.25%, 03/15/2026 (A)	5,211,000	5,399,899
10.00%, 12/01/2022	6,492,000	6,832,830
Viking Cruises, Ltd.
5.88%, 09/15/2027 (A)	9,609,000	9,560,955
6.25%, 05/15/2025 (A)	4,926,000	5,098,410
Waterford Gaming LLC / Waterford Gaming Financial Corp. 8.63%, 09/15/2049 (A) (E) (F) (J) (K) (L)	1,066,313	0
Wyndham Destinations, Inc.
4.25%, 03/01/2022	1,780,000	1,780,000
5.40%, 04/01/2024	6,321,000	6,479,025
5.75%, 04/01/2027	2,681,000	2,694,405

		103,901,412

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Household Durables - 3.0%
Beazer Homes USA, Inc.
5.88%, 10/15/2027 (B)	$ 4,635,000	$ 4,183,087
6.75%, 03/15/2025	2,824,000	2,725,160
7.25%, 02/01/2023	268,000	260,630
8.75%, 03/15/2022	1,807,000	1,888,315
Century Communities, Inc.
5.88%, 07/15/2025	7,937,000	7,877,472
6.88%, 05/15/2022	3,867,000	3,934,673
KB Home
7.50%, 09/15/2022	4,108,000	4,508,530
7.63%, 05/15/2023 (B)	5,380,000	5,931,450
Lennar Corp.
4.75%, 11/29/2027	3,513,000	3,581,328
5.00%, 06/15/2027	2,778,000	2,829,219
Meritage Homes Corp.
5.13%, 06/06/2027	2,829,000	2,793,638
7.15%, 04/15/2020	953,000	981,590

		41,495,092

Independent Power & Renewable Electricity Producers - 1.4%
Calpine Corp.
5.25%, 06/01/2026 (A)	4,839,000	4,845,049
6.00%, 01/15/2022 (A)	5,079,000	5,129,790
NRG Energy, Inc. 7.25%, 05/15/2026	2,823,000	3,073,541
Vistra Energy Corp.
7.38%, 11/01/2022	1,495,000	1,546,219
7.63%, 11/01/2024	4,709,000	4,964,133

		19,558,732

Insurance - 1.4%
Genworth Holdings, Inc.
4.80%, 02/15/2024 (B)	2,000,000	1,660,000
4.90%, 08/15/2023	2,924,000	2,470,780
Hartford Financial Services Group, Inc. 3-Month LIBOR + 2.13%, 4.81% (D), 02/12/2067 (A)	8,676,000	7,757,819
Lincoln National Corp. 3-Month LIBOR + 2.36%, 5.04% (D), 05/17/2066	9,729,000	8,366,940

		20,255,539

IT Services - 0.5%
First Data Corp.
5.00%, 01/15/2024 (A)	2,523,000	2,586,353
5.75%, 01/15/2024 (A)	4,320,000	4,452,300

		7,038,653

Leisure Products - 0.3%
Mattel, Inc.
3.15%, 03/15/2023	1,554,000	1,431,622
5.45%, 11/01/2041	1,400,000	1,057,000
6.75%, 12/31/2025 (A)	2,012,000	2,012,629

		4,501,251

Machinery - 1.3%
Colfax Corp.
6.00%, 02/15/2024 (A)	1,994,000	2,071,268
6.38%, 02/15/2026 (A)	845,000	894,644
Meritor, Inc. 6.25%, 02/15/2024	8,976,000	9,250,935

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2019

Transamerica High Yield Bond

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2019

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Machinery (continued)
Novelis Corp.
5.88%, 09/30/2026 (A)	$ 1,793,000	$ 1,822,136
6.25%, 08/15/2024 (A)	3,525,000	3,670,406

		17,709,389

Media - 7.9%
Adelphia Communications Corp.
9.25%, 10/01/2049 (K) (L) (M)	1,305,000	91
10.25%, 06/15/2049 - 11/01/2049 (K) (L) (M)	1,460,000	102
Altice France SA 7.38%, 05/01/2026 (A)	8,459,000	8,570,024
Altice Luxembourg SA 7.63%, 02/15/2025 (A)	1,450,000	1,366,625
Cablevision Systems Corp. 8.00%, 04/15/2020	2,116,000	2,204,406
CCO Holdings LLC / CCO Holdings Capital Corp.
5.00%, 02/01/2028 (A)	3,937,000	3,932,079
5.50%, 05/01/2026 (A)	4,777,000	4,929,864
5.75%, 01/15/2024	4,505,000	4,617,625
5.75%, 02/15/2026 (A)	2,464,000	2,573,648
Clear Channel Worldwide Holdings, Inc.
6.50%, 11/15/2022	12,213,000	12,488,410
9.25%, 02/15/2024 (A)	4,291,000	4,618,189
CSC Holdings LLC
6.50%, 02/01/2029 (A)	1,200,000	1,288,500
6.63%, 10/15/2025 (A)	7,331,000	7,789,187
7.50%, 04/01/2028 (A) (B)	2,864,000	3,125,340
7.75%, 07/15/2025 (A) (B)	2,536,000	2,725,408
10.88%, 10/15/2025 (A)	2,107,000	2,423,050
DISH DBS Corp.
5.00%, 03/15/2023 (B)	6,858,000	6,283,643
5.88%, 07/15/2022	975,000	951,308
6.75%, 06/01/2021	5,292,000	5,457,044
7.75%, 07/01/2026	13,227,000	11,838,165
Unitymedia GmbH 6.13%, 01/15/2025 (A)	4,782,000	4,949,370
Univision Communications, Inc. 5.13%, 05/15/2023 (A)	9,356,000	9,028,540
Ziggo Bond Co. BV 6.00%, 01/15/2027 (A)	3,225,000	3,160,500
Ziggo BV 5.50%, 01/15/2027 (A)	7,332,000	7,313,670

		111,634,788

Metals & Mining - 3.8%
Alcoa Nederland Holding BV 7.00%, 09/30/2026 (A)	545,000	587,238
Cleveland-Cliffs, Inc.
4.88%, 01/15/2024 (A)	3,126,000	3,126,000
5.75%, 03/01/2025 (B)	2,732,000	2,718,886
5.88%, 06/01/2027 (A) (N)	3,403,000	3,279,641
Constellium NV
5.75%, 05/15/2024 (A)	1,839,000	1,880,378
6.63%, 03/01/2025 (A) (B)	7,348,000	7,641,920
First Quantum Minerals, Ltd.
7.00%, 02/15/2021 (A)	569,000	579,313
7.25%, 04/01/2023 (A) (B)	5,484,000	5,431,902

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Metals & Mining (continued)
Freeport-McMoRan, Inc.
5.45%, 03/15/2043	$ 5,050,000	$ 4,557,625
6.88%, 02/15/2023	4,751,000	5,012,305
Mineral Resources, Ltd. 8.13%, 05/01/2027 (A)	3,492,000	3,581,744
New Gold, Inc.
6.25%, 11/15/2022 (A)	2,858,000	2,593,635
6.38%, 05/15/2025 (A)	4,117,000	3,314,185
Teck Resources, Ltd.
6.00%, 08/15/2040	6,513,000	6,898,329
6.25%, 07/15/2041	643,000	694,048
8.50%, 06/01/2024 (A)	978,000	1,046,489

		52,943,638

Oil, Gas & Consumable Fuels - 10.0%
Brazos Valley Longhorn LLC / Brazos Valley Longhorn Finance Corp. 6.88%, 02/01/2025	2,789,000	2,802,945
Callon Petroleum Co.
6.13%, 10/01/2024	5,722,000	5,877,638
6.38%, 07/01/2026	1,680,000	1,717,800
Carrizo Oil & Gas, Inc.
6.25%, 04/15/2023 (B)	2,263,000	2,200,338
8.25%, 07/15/2025	4,208,000	4,281,640
Cheniere Corpus Christi Holdings LLC 5.88%, 03/31/2025	2,801,000	3,018,077
Cheniere Energy Partners, LP 5.63%, 10/01/2026 (A)	3,609,000	3,727,953
Chesapeake Energy Corp.
7.00%, 10/01/2024 (B)	2,717,000	2,685,585
7.50%, 10/01/2026	1,835,000	1,775,363
8.00%, 06/15/2027 (B)	5,422,000	5,301,510
Continental Resources, Inc. 5.00%, 09/15/2022	3,397,000	3,424,754
CrownRock, LP / CrownRock Finance, Inc. 5.63%, 10/15/2025 (A)	3,256,000	3,215,300
DCP Midstream Operating, LP 5.38%, 07/15/2025	851,000	894,580
DCP Midstream, LP Fixed until 12/15/2022 (C), 7.38% (D)	4,849,000	4,776,265
Denbury Resources, Inc.
7.50%, 02/15/2024 (A)	1,903,000	1,750,760
9.00%, 05/15/2021 (A)	4,262,000	4,325,930
EP Energy LLC / Everest Acquisition Finance, Inc.
7.75%, 05/15/2026 (A)	2,710,000	2,411,900
8.00%, 11/29/2024 (A)	1,076,000	715,540
9.38%, 05/01/2024 (A)	2,225,000	823,250
Gulfport Energy Corp.
6.00%, 10/15/2024	1,670,000	1,464,390
6.38%, 05/15/2025 - 01/15/2026	5,590,000	4,904,483
HighPoint Operating Corp. 8.75%, 06/15/2025	2,358,000	2,310,840
Kinder Morgan, Inc. 8.05%, 10/15/2030, MTN	2,486,000	3,199,881
Moss Creek Resources Holdings, Inc. 10.50%, 05/15/2027 (A) (N)	2,205,000	2,260,125

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2019

Transamerica High Yield Bond

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2019

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Oil, Gas & Consumable Fuels (continued)
Oasis Petroleum, Inc.
6.25%, 05/01/2026 (A) (B)	$ 2,399,000	$ 2,315,035
6.88%, 03/15/2022	5,870,000	5,892,012
Parsley Energy LLC / Parsley Finance Corp.
5.25%, 08/15/2025 (A)	1,778,000	1,793,558
5.38%, 01/15/2025 (A)	3,704,000	3,763,032
PDC Energy, Inc. 6.13%, 09/15/2024	5,709,000	5,794,635
Shelf Drilling Holdings, Ltd. 8.25%, 02/15/2025 (A)	4,416,000	4,327,680
SM Energy Co.
6.13%, 11/15/2022	3,265,000	3,297,650
6.63%, 01/15/2027 (B)	2,373,000	2,236,552
6.75%, 09/15/2026 (B)	812,000	777,490
Southwestern Energy Co. 7.50%, 04/01/2026	4,043,000	4,103,645
Summit Midstream Holdings LLC / Summit Midstream Finance Corp. 5.75%, 04/15/2025	2,540,000	2,343,150
Summit Midstream Partners, LP Fixed until 12/15/2022 (C), 9.50% (D)	4,110,000	3,781,200
Targa Resources Partners, LP / Targa Resources Partners Finance Corp.
5.00%, 01/15/2028	1,640,000	1,611,234
5.13%, 02/01/2025	4,256,000	4,351,760
5.88%, 04/15/2026	2,030,000	2,137,209
6.50%, 07/15/2027 (A)	1,228,000	1,315,495
6.75%, 03/15/2024	5,238,000	5,467,162
6.88%, 01/15/2029 (A)	159,000	171,720
Ultra Resources, Inc.
6.88%, 04/15/2022 (A)	811,000	263,575
7.13%, 04/15/2025 (A)	3,098,000	449,210
Whiting Petroleum Corp.
5.75%, 03/15/2021	3,427,000	3,511,647
6.63%, 01/15/2026 (B)	3,734,000	3,728,212
WPX Energy, Inc.
5.25%, 09/15/2024	3,026,000	3,124,345
8.25%, 08/01/2023	4,190,000	4,781,837

		141,205,892

Paper & Forest Products - 0.6%
Boise Cascade Co. 5.63%, 09/01/2024 (A)	1,500,000	1,500,000
Norbord, Inc. 6.25%, 04/15/2023 (A)	6,267,000	6,517,680

		8,017,680

Pharmaceuticals - 2.5%
Bausch Health Americas, Inc. 8.50%, 01/31/2027 (A)	935,000	1,018,565
Bausch Health Cos., Inc.
5.50%, 11/01/2025 (A)	1,745,000	1,785,903
5.88%, 05/15/2023 (A)	10,249,000	10,327,917
6.13%, 04/15/2025 (A) (B)	5,228,000	5,286,815
6.50%, 03/15/2022 (A)	866,000	896,310
Endo Dac / Endo Finance LLC 6.00%, 07/15/2023 (A)	8,012,000	6,529,780

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Pharmaceuticals (continued)
Endo Finance LLC / Endo Finco, Inc. 5.38%, 01/15/2023 (A)	$ 1,221,000	$ 1,013,430
Par Pharmaceutical, Inc. 7.50%, 04/01/2027 (A)	2,019,000	2,094,309
Teva Pharmaceutical Finance Netherlands III BV
2.20%, 07/21/2021	1,000,000	960,832
6.75%, 03/01/2028	4,473,000	4,610,698

		34,524,559

Real Estate Management & Development - 0.1%
Realogy Group LLC / Realogy Co-Issuer Corp.
4.88%, 06/01/2023 (A) (B)	1,448,000	1,380,610
9.38%, 04/01/2027 (A)	652,000	677,233

		2,057,843

Road & Rail - 1.0%
Avolon Holdings Funding, Ltd.
5.13%, 10/01/2023 (A)	3,558,000	3,688,080
5.25%, 05/15/2024 (A)	850,000	886,933
Hertz Corp.
5.50%, 10/15/2024 (A)	7,084,000	6,056,820
6.25%, 10/15/2022 (B)	2,692,000	2,611,240
Park Aerospace Holdings, Ltd. 5.25%, 08/15/2022 (A)	971,000	1,010,811

		14,253,884

Semiconductors & Semiconductor Equipment - 0.3%
NXP BV / NXP Funding LLC 3.88%, 09/01/2022 (A)	4,620,000	4,701,959

Software - 0.8%
Infor US, Inc. 6.50%, 05/15/2022	7,346,000	7,476,832
Sophia, LP / Sophia Finance, Inc. 9.00%, 09/30/2023 (A)	3,281,000	3,404,038

		10,880,870

Specialty Retail - 1.4%
L Brands, Inc.
5.25%, 02/01/2028	700,000	625,625
6.75%, 07/01/2036	4,502,000	3,916,740
6.88%, 11/01/2035	6,144,000	5,452,800
PetSmart, Inc. 5.88%, 06/01/2025 (A)	4,515,000	4,091,719
Staples, Inc. 7.50%, 04/15/2026 (A)	5,076,000	5,085,517

		19,172,401

Technology Hardware, Storage & Peripherals - 1.7%
Dell International LLC / EMC Corp.
5.88%, 06/15/2021 (A)	2,628,000	2,676,309
7.13%, 06/15/2024 (A)	3,740,000	3,956,680
8.35%, 07/15/2046 (A)	2,901,000	3,570,493
Diebold Nixdorf, Inc. 8.50%, 04/15/2024	2,219,000	1,852,865
Seagate HDD Cayman
4.25%, 03/01/2022	1,855,000	1,870,522
4.75%, 01/01/2025	1,044,000	1,020,676
4.88%, 03/01/2024 (B)	3,868,000	3,878,603
Western Digital Corp. 4.75%, 02/15/2026 (B)	5,178,000	4,996,770

		23,822,918

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2019

Transamerica High Yield Bond

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2019

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Trading Companies & Distributors - 1.2%
United Rentals North America, Inc.
4.63%, 10/15/2025	$ 2,696,000	$ 2,675,780
5.50%, 07/15/2025 - 05/15/2027	9,294,000	9,621,864
6.50%, 12/15/2026	3,657,000	3,912,990

		16,210,634

Wireless Telecommunication Services - 2.2%
Sprint Communications, Inc. 11.50%, 11/15/2021	4,758,000	5,471,700
Sprint Corp.
7.13%, 06/15/2024	8,685,000	8,703,998
7.25%, 09/15/2021	3,268,000	3,423,230
7.63%, 03/01/2026	1,850,000	1,850,000
T-Mobile USA, Inc.
4.00%, 04/15/2022 (B)	1,493,000	1,507,930
4.50%, 02/01/2026	2,854,000	2,865,873
6.50%, 01/15/2024	1,882,000	1,947,870
Wind Tre SpA 5.00%, 01/20/2026 (A)	6,258,000	5,719,812

		31,490,413

Total Corporate Debt Securities (Cost $1,321,582,321)		1,306,562,714

LOAN ASSIGNMENTS - 2.3%
IT Services - 0.6%
First Data Corp. Term Loan, 1-Month LIBOR + 2.00%, 4.48% (D), 07/08/2022 (N)	8,353,474	8,352,430

Machinery - 0.2%
Cortes NP Acquisition Corp. Term Loan B, 3-Month LIBOR + 4.00%, 6.63% (D), 11/30/2023	3,723,168	3,554,073

Software - 1.0%
Avaya, Inc. Term Loan B, 1-Month LIBOR + 4.25%, 6.72% (D), 12/15/2024	6,927,462	6,939,585
Infor, Inc. Term Loan B6, 1-Month LIBOR + 2.75%, 5.23% (D), 02/01/2022	6,975,000	6,970,641

		13,910,226

Wireless Telecommunication Services - 0.5%
Sprint Communications, Inc.
1st Lien Term Loan B,
1-Month LIBOR + 2.50%, 5.00% (D), 02/02/2024	6,084,478	5,899,407
Term Loan B,
1-Month LIBOR + 3.00%, 5.50% (D), 02/02/2024	1,053,906	1,036,780

		6,936,187

Total Loan Assignments (Cost $32,981,286)		32,752,916

	Shares	Value
COMMON STOCKS - 0.3%
Electric Utilities - 0.3%
Homer City Generation LLC (F) (K) (L) (O)	270,659	$ 3,878,544

Software - 0.0% (I)
ASG WT Corp. (F) (K) (L)	1,265	89,119

Total Common Stocks (Cost $13,906,779)		3,967,663

PREFERRED STOCKS - 1.3%
Banks - 1.1%
GMAC Capital Trust I, Series 2, 3-Month LIBOR + 5.79%, 8.47% (D)	569,050	14,966,015

Building Products - 0.2%
Associated Materials Group, Inc., PIK Rate 0.00%, Cash Rate 0.00% (H) (K) (L) (O)	10,911,517	2,727,879

Total Preferred Stocks (Cost $25,267,188)		17,693,894

WARRANT - 0.0% (I)
Building Products - 0.0% (I)
Associated Materials Group, Inc. (F) (J) (K) (L) (O) Exercise Price $0, Expiration Date 11/17/2023	116,602	0

Total Warrant (Cost $16,134)		0

OTHER INVESTMENT COMPANY - 5.9%
Securities Lending Collateral - 5.9%
State Street Navigator Securities Lending Trust - Government Money Market Portfolio, 2.51% (P)	83,563,985	83,563,985

Total Other Investment Company (Cost $83,563,985)		83,563,985

	Principal	Value
REPURCHASE AGREEMENT - 2.8%
Fixed Income Clearing Corp., 1.45% (P), dated 04/30/2019, to be repurchased at $39,975,891 on 05/01/2019. Collateralized by a U.S. Government Obligation, 2.13%, due 09/30/2021, and with a value of $40,774,643.	$ 39,974,281	39,974,281

Total Repurchase Agreement (Cost $39,974,281)		39,974,281

Total Investments (Cost $1,517,291,974)		1,484,515,453
Net Other Assets (Liabilities) - (5.6)%		(78,885,696)

Net Assets - 100.0%		$ 1,405,629,757

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2019

Transamerica High Yield Bond

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2019

(unaudited)

SECURITY VALUATION:

Valuation Inputs (Q)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs (R)	Value
ASSETS
Investments
Corporate Debt Securities	$—	$1,306,562,521	$193	$1,306,562,714
Loan Assignments	—	32,752,916	—	32,752,916
Common Stocks	—	—	3,967,663	3,967,663
Preferred Stocks	14,966,015	—	2,727,879	17,693,894
Warrant	—	—	0	0
Other Investment Company	83,563,985	—	—	83,563,985
Repurchase Agreement	—	39,974,281	—	39,974,281

Total Investments	$98,530,000	$1,379,289,718	$6,695,735	$1,484,515,453

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	Securities are registered pursuant to Rule 144A of the Securities Act of 1933. Unless otherwise indicated, the securities are deemed to be liquid for purposes of compliance limitations on holdings of illiquid securities and may be resold as transactions exempt from registration, normally to qualified institutional buyers. At April 30, 2019, the total value of 144A securities is $613,776,920, representing 43.7% of the Fund’s net assets.
(B)	All or a portion of the securities are on loan. The total value of all securities on loan is $81,847,203. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(C)	Perpetual maturity. The date displayed is the next call date.
(D)	Floating or variable rate securities. The rates disclosed are as of April 30, 2019. For securities based on a published reference rate and spread, the reference rate and spread are indicated within the description. Variable rate securities with a floor or ceiling feature are disclosed at the inherent rate, where applicable. Certain variable rate securities are not based on a published reference rate and spread, but are determined by the issuer or agent and are based on current market conditions; these securities do not indicate a reference rate and spread in the description.
(E)	Securities in default; no interest payments received and/or dividends declared during the last 12 months. At April 30, 2019, the total value of such securities is $4,571,933, representing 0.3% of the Fund’s net assets.
(F)	Non-income producing securities.
(G)	Securities in default; partial receipt of interest payments and/or dividends declared at last payment date. At April 30, 2019, the total value of such securities is $1,146,865, representing 0.1% of the Fund’s net assets.
(H)	Payment in-kind. Securities pay interest or dividends in the form of additional bonds or preferred stock. If the securities make a cash payment in addition to in-kind, the cash rate is disclosed separately.
(I)	Percentage rounds to less than 0.1% or (0.1)%.
(J)	Rounds to less than $1 or $(1).
(K)	Fair valued as determined in good faith in accordance with procedures established by the Board. At April 30, 2019, the total value of securities is $6,695,735, representing 0.5% of the Fund’s net assets.
(L)	Securities are Level 3 of the fair value hierarchy.
(M)	Escrow positions. Positions represents remaining escrow balances expected to be received upon finalization of restructuring.
(N)	When-issued, delayed-delivery and/or forward commitment (including TBAs) securities. Securities to be settled and delivered after April 30, 2019. Securities may display a coupon rate of 0.00%, as the rate is to be determined at time of settlement.
(O)	Restricted securities. At April 30, 2019, the value of such securities held by the Fund are as follows:

Investments	Description	Acquisition Date	Acquisition Cost	Value	Value as Percentage of Net Assets
Common Stocks	Homer City Generation LLC	8/21/2017	$13,906,767	$3,878,544	0.3%

Preferred Stocks	Associated Materials Group, Inc., 0.00%	6/30/2017 - 12/31/2018	10,542,146	2,727,879	0.2

Warrant	Associated Materials Group, Inc., 11/17/2023	3/24/2017	16,134	0	0.0	(I)

Total			$24,465,047	$6,606,423	0.5%

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2019

Transamerica High Yield Bond

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2019

(unaudited)

FOOTNOTES TO SCHEDULE OF INVESTMENTS (continued):

(P)	Rates disclosed reflect the yields at April 30, 2019.
(Q)	There were no transfers in or out of Level 3 during the six-month period ended April 30, 2019. Please reference the Security Valuation section of the Notes to Financial Statements for more information regarding security valuation and pricing inputs.
(R)	Level 3 securities were not considered significant to the Fund.

PORTFOLIO ABBREVIATIONS:

CMT	Constant Maturity Treasury
LIBOR	London Interbank Offered Rate
MTN	Medium Term Note

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2019

Transamerica High Yield Muni

SCHEDULE OF INVESTMENTS

At April 30, 2019

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES - 1.7%
Construction & Engineering - 0.4%
CalAtlantic Group, Inc.
5.88%, 11/15/2024	$ 350,000	$ 354,379

Diversified Consumer Services - 0.7%
Empire Springs Charter School, Inc. 5.75%, , 09/15/2019 (A) (B) (C)	750,000	750,000

Food & Staples Retailing - 0.6%
Ingles Markets, Inc.
5.75%, 06/15/2023	582,000	589,275

Total Corporate Debt Securities (Cost $1,667,666)		1,693,654

MUNICIPAL GOVERNMENT OBLIGATIONS - 94.7%
Alabama - 0.6%
Alabama Industrial Development Authority, Revenue Bonds, 6.45% (D), 12/01/2023	175,000	175,927
County of Perry, General Obligation Unlimited
Series A,
5.50%, 12/01/2040	50,000	51,221
Series B,
7.38%, 12/01/2030	365,000	376,326

		603,474

Arizona - 2.7%
Arizona Industrial Development Authority, Revenue Bonds, Series B, 5.13%, 01/01/2054	50,000	53,964
Industrial Development Authority of the City of Phoenix, Revenue Bonds
4.63%, 07/01/2026 (E)	600,000	631,776
Series A,
4.00%, 07/01/2022 (E)	500,000	494,875
Industrial Development Authority of the County of Pima, Revenue Bonds, 6.95%, 07/01/2041	150,000	150,210
La Paz County Industrial Development Authority, Revenue Bonds, 5.88%, 06/15/2048 (E)	500,000	507,695
Maricopa County Industrial Development Authority, Revenue Bonds, 5.00%, 07/01/2036	160,000	175,190
Tempe Industrial Development Authority, Revenue Bonds, Series B, 5.35%, 10/01/2025 (E)	750,000	777,247

		2,790,957

Arkansas - 0.0% (F)
Saline County Property Owners Improvement District No. 49, General Obligation Limited, Series A, 5.75%, 02/01/2036	15,000	15,002

California - 11.8%
Butte County Housing Authority, Revenue Bonds, Series A, 7.25%, 10/01/2030	50,000	50,601

	Principal	Value
MUNICIPAL GOVERNMENT OBLIGATIONS (continued)
California (continued)
California County Tobacco Securitization Agency, Revenue Bonds
5.70% (G), 06/01/2046	$ 260,000	$ 260,104
5.75%, 06/01/2029	30,000	30,323
5.88%, 06/01/2035	180,000	181,831
California Municipal Finance Authority, Revenue Bonds
5.00%, 01/01/2049	1,000,000	1,159,400
Series A,
5.50%, 06/01/2038 (E)	700,000	754,768
California Public Finance Authority, Revenue Bonds, 5.00%, 06/15/2049 (E)	250,000	253,140
California Statewide Communities Development Authority, Revenue Bonds
5.00%, 11/01/2048	950,000	1,034,293
Series A,
5.25%, 12/01/2056 (E)	500,000	549,230
Series B,
6.00%, 12/01/2024	90,000	95,671
California Statewide Financing Authority, Revenue Bonds, Series A, 5.63%, 05/01/2029	30,000	30,217
City of Beaumont, Special Tax, 5.00%, 09/01/2049	385,000	423,254
Cypress School District, General Obligation Unlimited, Zero Coupon (G), 08/01/2050	100,000	82,318
Golden State Tobacco Securitization Corp., Revenue Bonds
Series A,
5.00%, 06/01/2019	240,000	240,634
Series A-1,
5.00%, 06/01/2026 - 06/01/2047	3,350,000	3,432,623
Inland Empire Tobacco Securitization Authority, Revenue Bonds, Series A, 5.00%, 06/01/2021	20,000	20,003
Lynwood Public Financing Authority, Revenue Bonds, Series A, AGM, 5.25%, 06/01/2048	2,000,000	2,384,780
Santa Barbara Unified School District, General Obligation Unlimited, Series B, 5.00%, 08/01/2044	500,000	598,605
Santee School District, General Obligation Unlimited, Series E, AGM, Zero Coupon, 05/01/2051	150,000	44,500
Shandon Joint Unified School District, General Obligation Unlimited, Series A, BAM, 4.00%, 08/01/2037	195,000	209,836
Tobacco Securitization Authority of Northern California, Revenue Bonds, Series A-1, 4.75%, 06/01/2023	70,000	70,421

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2019

Transamerica High Yield Muni

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2019

(unaudited)

	Principal	Value
MUNICIPAL GOVERNMENT OBLIGATIONS (continued)
California (continued)
Tobacco Securitization Authority of Southern California, Revenue Bonds
Series A1,
4.75%, 06/01/2025	$ 25,000	$ 25,146
5.13%, 06/01/2046	90,000	90,104

		12,021,802

Colorado - 6.2%
Brighton Crossing Metropolitan District No. 4, General Obligation Limited, Series A, 5.00%, 12/01/2047	500,000	514,370
Bromley Park Metropolitan District No. 2, General Obligation Limited, Series B, 6.38%, 12/15/2047	937,000	946,857
Colorado Health Facilities Authority, Revenue Bonds, Series A, 5.00%, 09/15/2053	250,000	268,202
Colorado International Center Metropolitan District No. 14, General Obligation Limited, 5.88%, 12/01/2046	1,000,000	1,079,470
Denver Connection West Metropolitan District, General Obligation Limited, Series A, 5.38%, 08/01/2047	500,000	509,820
Fronterra Village Metropolitan District No. 2, General Obligation Limited, AGC, 5.00%, 12/01/2037	25,000	25,007
High Plains Metropolitan District, General Obligation Unlimited, NATL, 4.00%, 12/01/2047	415,000	432,289
Painted Prairie Metropolitain District No. 2, General Obligation Limited, 5.25%, 12/01/2048	2,000,000	2,032,140
Park 70 Metropolitan District, General Obligation Unlimited, AGM, 4.00%, 12/01/2048	250,000	261,990
Public Authority for Colorado Energy, Revenue Bonds, 6.50%, 11/15/2038	60,000	89,392
Town of Frisco Marina Enterprise Revenue, Revenue Bonds, 5.00%, 12/01/2048	150,000	154,293

		6,313,830

Connecticut - 0.3%
Connecticut State Health & Educational Facilities Authority, Revenue Bonds, Series J, 5.00%, 07/01/2042	205,000	217,958
South Central Connecticut Regional Water Authority, Revenue Bonds, AGM, 4.50%, 08/01/2038	10,000	10,011

	Principal	Value
MUNICIPAL GOVERNMENT OBLIGATIONS (continued)
Connecticut (continued)
Town of North Haven, General Obligation Unlimited, 2.25%, 06/01/2024	$ 65,000	$ 65,027

		292,996

Delaware - 0.1%
Delaware State Economic Development Authority, Revenue Bonds, Series A, 5.00%, 09/01/2046	130,000	141,219

District of Columbia - 1.1%
District of Columbia Tobacco Settlement Financing Corp., Revenue Bonds
6.50%, 05/15/2033	15,000	16,469
6.75%, 05/15/2040	1,000,000	1,034,850
Series A,
Zero Coupon, 06/15/2046	100,000	15,354

		1,066,673

Florida - 0.8%
Florida Housing Finance Corp., Revenue Bonds, Series A, GNMA, FNMA, FHLMC, 3.20%, 07/01/2030	155,000	158,247
Northern Palm Beach County Improvement District, Special Assessment
4.50%, 08/01/2031	50,000	50,479
5.13%, 08/01/2022	10,000	10,166
Santa Rosa Bay Bridge Authority, Revenue Bonds, ACA-CBI, NATL-IBC, Zero Coupon, 07/01/2020	20,000	19,120
Sarasota National Community Development District, Special Assessment, 5.30%, 05/01/2039	25,000	25,010
St. Johns County Industrial Development Authority, Revenue Bonds, Series A, Fixed until 08/01/2024, 4.13% (D), 08/01/2047	500,000	499,625

		762,647

Georgia - 1.5%
Atlanta Development Authority, Revenue Bonds, Series A, ACA, 6.25%, 07/01/2036	10,000	10,000
Gainesville & Hall County Hospital Authority, Revenue Bonds, Series A, 5.50%, 08/15/2054	215,000	247,998
Main Street Natural Gas, Inc., Revenue Bonds, Series A, 5.00%, 05/15/2049	1,000,000	1,251,080

		1,509,078

Hawaii - 0.3%
State of Hawaii, General Obligation Unlimited, 5.00%, 06/01/2026	30,000	30,080

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2019

Transamerica High Yield Muni

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2019

(unaudited)

	Principal	Value
MUNICIPAL GOVERNMENT OBLIGATIONS (continued)
Hawaii (continued)
State of Hawaii Department of Transportation, Revenue Bonds, 5.63%, 11/15/2027	$ 295,000	$ 299,068

		329,148

Idaho - 1.6%
Idaho Housing & Finance Association, Revenue Bonds
Series A,
5.00%, 06/01/2035	290,000	316,213
6.00%, 07/01/2049 - 07/01/2054 (E)	1,155,000	1,268,484

		1,584,697

Illinois - 11.8%
Chicago Board of Education, General Obligation Unlimited, Series A, AGM, 5.00%, 12/01/2035	550,000	630,817
City of Chicago, General Obligation Unlimited
7.52%, 01/01/2040	110,000	122,616
AMBAC,
5.00%, 01/01/2029	175,000	175,565
Series A,
5.00%, 01/01/2033 - 01/01/2044	1,285,000	1,354,790
6.00%, 01/01/2038	1,170,000	1,333,262
Series A, AGM,
4.75%, 01/01/2036	70,000	70,138
5.00%, 01/01/2026	50,000	51,086
Series A, NATL,
5.00%, 01/01/2029	30,000	30,091
Series B,
5.43%, 01/01/2042	1,450,000	1,329,287
6.21%, 01/01/2032	25,000	25,204
Series C,
Zero Coupon, 01/01/2024	135,000	115,455
5.00%, 01/01/2026 - 01/01/2038	1,015,000	1,074,840
Series C, AGM-CR, NATL-RE,
5.00%, 01/01/2031	50,000	50,124
Series D,
4.30%, 01/01/2024	30,000	30,061
City of Chicago Waterworks Revenue, Revenue Bonds, 5.00%, 11/01/2026	40,000	43,239
Cook County School District No. 132, General Obligation Limited
Series A, AGM,
4.10%, 12/01/2024	178,000	187,557
4.20%, 12/01/2027	361,000	402,912
Harvard Special Service Area No. 5, Special Assessment, 4.65%, 02/01/2020	145,000	145,158
Illinois Finance Authority, Revenue Bonds
4.00%, 08/01/2032	440,000	447,581
Series A,
5.00%, 07/01/2020	50,000	50,868
Lake County School District No. 38, General Obligation Unlimited, AMBAC, Zero Coupon, 02/01/2020	60,000	58,732

	Principal	Value
MUNICIPAL GOVERNMENT OBLIGATIONS (continued)
Illinois (continued)
Lombard Public Facilities Corp., Revenue Bonds, Series A-2, ACA-CBI, 5.50%, 01/01/2025	$ 50,000	$ 48,880
Macoupin Sangamon & Montgomery Counties Community Unit School District, General Obligation Unlimited, BAM, 4.50%, 12/01/2042	320,000	334,624
Metropolitan Pier & Exposition Authority, Revenue Bonds
Series B,
5.00%, 06/15/2052	15,000	15,465
Series B, AGM,
5.00%, 06/15/2050	140,000	143,452
Series B2,
5.00%, 06/15/2050	15,000	15,169
Northern Illinois University, Revenue Bonds, AGM, 7.95%, 04/01/2035	175,000	181,575
South Sangamon Water Commission, General Obligation Unlimited, 6.13%, 01/01/2041	35,000	35,342
Southern Illinois University, Certificate of Participation Series A-1, BAM, 4.50%, 02/15/2031 - 02/15/2032	125,000	128,512
Southern Illinois University, Revenue Bonds
Series A, AGM,
4.50%, 04/01/2027	25,000	25,074
5.25%, 04/01/2020	135,000	135,391
Series B1,
4.00%, 04/01/2035	20,000	18,677
State of Illinois, General Obligation Unlimited
Zero Coupon (G), 06/01/2033	680,000	583,882
4.13%, 03/01/2028	30,000	30,338
6.63%, 02/01/2035	25,000	27,072
6.75%, 03/01/2029	105,000	114,051
7.10%, 07/01/2035	140,000	157,569
Village of North Riverside, Revenue Bonds, AGM, 3.63%, 12/01/2030	565,000	576,368
Village of Rosemont, General Obligation Unlimited, Series A, AGC, 6.00%, 12/01/2035	15,000	17,207
Village of Thayer, Revenue Bonds Zero Coupon, 05/01/2019 - 05/01/2025	70,000	53,287
Western Illinois Economic Development Authority, Revenue Bonds, 4.00%, 06/01/2036	1,480,000	1,456,808
Western Illinois University, Certificate of Participation
6.00%, 10/01/2025	15,000	14,681
6.38%, 10/01/2029	30,000	29,023
Western Illinois University, Revenue Bonds, 3.70%, 04/01/2026	10,000	9,370

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2019

Transamerica High Yield Muni

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2019

(unaudited)

	Principal	Value
MUNICIPAL GOVERNMENT OBLIGATIONS (continued)
Illinois (continued)
Will County Community High School District No. 210, General Obligation Unlimited, Series A, 5.00%, 01/01/2027	$ 55,000	$ 57,743

		11,938,943

Indiana - 1.9%
East Chicago Sanitary District, Revenue Bonds, 4.00%, 07/15/2031	1,340,000	1,427,181
Hamilton County Redevelopment Commission, Tax Allocation, 5.00%, 02/01/2025	70,000	70,108
Indiana Finance Authority, Revenue Bonds
5.00%, 10/01/2044	420,000	445,208
Series A,
4.00%, 11/15/2026	20,000	20,718

		1,963,215

Iowa - 0.5%
Iowa Tobacco Settlement Authority, Revenue Bonds
Series A,
6.50%, 06/01/2023	95,000	96,431
Series C,
5.38%, 06/01/2038	145,000	143,227
5.50%, 06/01/2042	100,000	98,745
5.63%, 06/01/2046	215,000	212,181

		550,584

Kansas - 0.3%
City of Wichita, Revenue Bonds, Series A, 6.25%, 05/15/2034	235,000	235,317
Kansas Rural Water Finance Authority, Revenue Bonds, 4.25%, 03/01/2038	25,000	25,380

		260,697

Kentucky - 0.3%
County of Ohio, Revenue Bonds, Series A, 6.00%, 07/15/2031	215,000	220,951
Edmonson County Industrial Building Revenue, Revenue Bonds, 5.00%, 03/01/2027	20,000	20,025
Kentucky Area Development Districts, Certificate of Participation, Series M, 5.35%, 12/01/2028	25,000	25,038
Kentucky Economic Development Finance Authority, Revenue Bonds 5.00%, 02/01/2030 - 02/01/2040	50,000	50,841

		316,855

Louisiana - 0.1%
Louisiana Local Government Environmental Facilities & Community Development Authority, Revenue Bonds, Series A, ACA, 5.25%, 09/01/2027	25,000	24,998

	Principal	Value
MUNICIPAL GOVERNMENT OBLIGATIONS (continued)
Louisiana (continued)
Parish of St. Charles, Revenue Bonds, Fixed until 06/01/2022, 4.00% (D), 12/01/2040	$ 30,000	$ 31,298

		56,296

Massachusetts - 1.6%
Massachusetts Development Finance Agency, Revenue Bonds
5.00%, 10/01/2049	500,000	552,670
Series K,
4.00%, 07/01/2038	640,000	661,914
Massachusetts Housing Finance Agency, Revenue Bonds, Series A, 4.10%, 12/01/2055	375,000	381,266

		1,595,850

Michigan - 1.7%
County of Wayne, Revenue Bonds, 9.25%, 12/01/2025	275,000	299,183
Dearborn Brownfield Redevelopment Authority, General Obligation Limited, Series A, AGC, 5.50%, 05/01/2039	25,000	25,070
Detroit Local Development Finance Authority, Tax Allocation, Series A, ACA-CBI, 5.50%, 05/01/2021	75,000	75,218
Michigan Tobacco Settlement Finance Authority, Revenue Bonds
Series A,
5.13%, 06/01/2022	635,000	634,975
5.25%, 06/01/2022	20,000	20,000
6.00%, 06/01/2048	670,000	660,164

		1,714,610

Minnesota - 7.2%
City of Deephaven, Revenue Bonds, Series A, 5.25%, 07/01/2037	80,000	85,546
City of Ham Lake, Revenue Bonds, Series A, 4.00%, 07/01/2028	375,000	376,841
City of International Falls, Revenue Bonds, 5.65%, 12/01/2022	65,000	65,345
City of Minneapolis, Revenue Bonds, Series A, 5.00%, 07/01/2047	200,000	203,602
City of St. Paul Park, Revenue Bonds
3.25%, 09/01/2026	485,000	494,758
3.50%, 09/01/2027	500,000	514,705
3.70%, 09/01/2028	500,000	516,860
3.80%, 09/01/2029	340,000	352,107
4.00%, 09/01/2032	400,000	414,560
4.10%, 09/01/2033	200,000	207,358
4.13%, 09/01/2034 - 09/01/2035	730,000	754,602
Housing & Redevelopment Authority of the City of St. Paul, Revenue Bonds
Series A,
4.00%, 09/01/2031	200,000	205,236
4.50%, 07/01/2028	750,000	750,412
5.00%, 07/01/2036 - 12/01/2050	1,765,000	1,781,058

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2019

Transamerica High Yield Muni

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2019

(unaudited)

	Principal	Value
MUNICIPAL GOVERNMENT OBLIGATIONS (continued)
Minnesota (continued)
Housing & Redevelopment Authority of the City of St. Paul, Revenue Bonds (continued)
Series B,
5.25%, 04/01/2043	$ 400,000	$ 407,336
Township of Baytown, Revenue Bonds, Series A, 4.00%, 08/01/2041	200,000	193,400

		7,323,726

Mississippi - 0.0% (F)
Mississippi Development Bank, Revenue Bonds, Series A, 3.25%, 06/01/2021	30,000	29,540
Mississippi Home Corp., Revenue Bonds, Series 3A, GNMA, 5.55%, 08/20/2049	5,000	5,253

		34,793

Missouri - 0.3%
City of Manchester, Tax Allocation, 6.88%, 11/01/2039	50,000	50,199
Missouri State Health & Educational Facilities Authority, Revenue Bonds, Series A, 5.00%, 02/01/2042	250,000	272,500

		322,699

Montana - 0.2%
City of Forsyth, Revenue Bonds, Series A, Fixed until 03/01/2031, 3.90% (D)	135,000	140,261
Lewistown Special Improvement District No. 2005, Special Assessment, 4.60%, 07/01/2022	25,000	25,014
Yellowstone County School District No. 4, General Obligation Unlimited, 4.65%, 07/01/2019	25,000	25,077

		190,352

Nevada - 0.2%
City of North Las Vegas, General Obligation Limited, NATL, 4.25%, 10/01/2033	50,000	50,031
City of Reno, Special Assessment, 7.25%, 12/01/2025	20,000	19,999
County of Clark, Special Assessment, 4.00%, 08/01/2022	175,000	178,845

		248,875

New Jersey - 3.3%
City of Atlantic City, General Obligation Unlimited, Series A, BAM, 5.00%, 03/01/2032	150,000	174,599
Essex County Improvement Authority, Revenue Bonds
Series A,
5.00%, 12/01/2035 (H)	500,000	305,000
5.13%, 12/01/2045 (H)	30,000	18,300

	Principal	Value
MUNICIPAL GOVERNMENT OBLIGATIONS (continued)
New Jersey (continued)
New Jersey Economic Development Authority, Revenue Bonds
5.75%, 09/15/2027	$ 400,000	$ 441,248
Series A,
5.13%, 09/01/2052 (E)	760,000	791,578
Series B,
6.50%, 04/01/2031 (C)	9,601	10,979
New Jersey Transportation Trust Fund Authority, Revenue Bonds, Series B, 6.88%, 12/15/2039	325,000	326,277
Tobacco Settlement Financing Corp., Revenue Bonds, Series B, 5.00%, 06/01/2046	1,250,000	1,303,700

		3,371,681

New York - 5.6%
Buffalo & Erie County Industrial Land Development Corp., Revenue Bonds, Series A, 5.00%, 08/01/2052	500,000	525,470
New York City Industrial Development Agency, Revenue Bonds
FGIC,
CPI + 0.89%, 2.41%, 03/01/2027 (D)	20,000	20,174
NATL,
4.75%, 03/01/2046	135,000	135,147
New York Counties Tobacco Trust I, Revenue Bonds, Series B, 6.50%, 06/01/2035	15,000	15,005
New York Counties Tobacco Trust IV, Revenue Bonds Series A, 5.00%, 06/01/2038 - 06/01/2045	290,000	283,637
New York Counties Tobacco Trust VI, Revenue Bonds
Series A,
5.00%, 06/01/2045	850,000	890,715
Series C,
3.75%, 06/01/2045	2,375,000	2,099,785
New York Liberty Development Corp., Revenue Bonds, 5.25%, 10/01/2035	415,000	532,271
New York State Dormitory Authority, Revenue Bonds, AMBAC, 5.25%, 07/01/2025	100,000	116,584
New York Transportation Development Corp., Revenue Bonds, Series A, 5.25%, 01/01/2050	860,000	939,111
Niagara Tobacco Asset Securitization Corp., Revenue Bonds, 5.00%, 05/15/2019	10,000	10,010

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2019

Transamerica High Yield Muni

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2019

(unaudited)

	Principal	Value
MUNICIPAL GOVERNMENT OBLIGATIONS (continued)
New York (continued)
Port Authority of New York & New Jersey, Revenue Bonds, AGM-CR, 6.50%, 12/01/2028	$ 50,000	$ 50,707
Village of Brewster, General Obligation Unlimited, 5.00%, 05/01/2033	50,000	62,821
Village of Valley Stream, General Obligation Limited, Series A, 2.00%, 05/15/2021	20,000	19,383

		5,700,820

North Dakota - 0.3%
Burleigh County Health Care Revenue, Revenue Bonds, 5.00%, 05/01/2037	250,000	258,247

Ohio - 7.1%
Buckeye Tobacco Settlement Financing Authority, Revenue Bonds
Series A-2,
5.13%, 06/01/2024	1,290,000	1,211,581
5.38%, 06/01/2024	75,000	71,084
5.88%, 06/01/2030 - 06/01/2047	545,000	517,532
6.00%, 06/01/2042	100,000	98,308
6.50%, 06/01/2047	890,000	885,612
Cardinal Local School District, Certificate of Participation, 5.25%, 04/01/2038	1,455,000	1,477,829
City of Cleveland, Revenue Bonds, 5.38%, 09/15/2027 (C)	20,000	20,051
Cleveland-Cuyahoga County Port Authority, Revenue Bonds, Series A, 7.05%, 11/15/2040 (E)	100,000	100,044
County of Hamilton, Revenue Bonds, 5.00%, 01/01/2036	100,000	105,914
County of Montgomery, Revenue Bonds
6.00%, 04/01/2038 (E)	2,000,000	2,166,260
Series A,
5.75%, 11/15/2021	500,000	526,095

		7,180,310

Oregon - 0.3%
Oregon State Facilities Authority, Revenue Bonds, Series B, 6.75%, 06/15/2022 (E)	260,000	264,659

Pennsylvania - 1.8%
Blythe Township Solid Waste Authority, Revenue Bonds, 7.75%, 12/01/2037	565,000	624,935
Cumberland County Municipal Authority, Revenue Bonds, 5.00%, 01/01/2039	150,000	167,607
Dallas Area Municipal Authority, Revenue Bonds, 5.00%, 05/01/2048	250,000	270,008

	Principal	Value
MUNICIPAL GOVERNMENT OBLIGATIONS (continued)
Pennsylvania (continued)
Geisinger Authority, Revenue Bonds, Series A-2, 5.00%, 02/15/2032	$ 100,000	$ 117,560
Montgomery County Industrial Development Authority, Revenue Bonds, Series A, 4.25%, 01/15/2029	25,000	26,493
Pennsylvania Turnpike Commission, Revenue Bonds, 5.00%, 12/01/2040	500,000	571,510
School District of Philadelphia, General Obligation Unlimited, Series A, NATL, 4.38%, 06/01/2034	70,000	70,151
Susquehanna Area Regional Airport Authority, Revenue Bonds, Series B, 9.88%, 01/01/2034	10,000	12,791

		1,861,055

Puerto Rico - 11.5%
Children’s Trust Fund, Revenue Bonds
5.38%, 05/15/2033	30,000	30,316
5.50%, 05/15/2039	55,000	55,613
5.63%, 05/15/2043	45,000	45,494
Commonwealth of Puerto Rico, General Obligation Unlimited
AGC-ICC,
5.50%, 07/01/2022	100,000	106,535
AGM,
5.13%, 07/01/2030	265,000	269,592
5.25%, 07/01/2020	100,000	102,377
5.50%, 07/01/2019	175,000	175,691
AGM-CR,
4.50%, 07/01/2023	15,000	15,025
5.00%, 07/01/2028	30,000	30,555
Series A, AGC-ICC,
5.00%, 07/01/2022 - 07/01/2033	605,000	617,543
5.25%, 07/01/2030	55,000	56,076
5.50%, 07/01/2029	245,000	271,752
Series A, AGM,
4.00%, 07/01/2022	140,000	142,300
4.13%, 07/01/2023 - 07/01/2024	50,000	50,761
5.00%, 07/01/2035	265,000	273,504
5.38%, 07/01/2025	170,000	178,830
Series A-4, AGM,
5.00%, 07/01/2031	170,000	172,951
5.25%, 07/01/2030	50,000	51,116
Series B, AGC-ICC,
5.00%, 07/01/2035	400,000	404,364
Series C, AGM,
5.25%, 07/01/2026 - 07/01/2027	240,000	249,046
5.38%, 07/01/2028	30,000	30,758
5.50%, 07/01/2032	145,000	148,234
Series D, AGM,
3.88%, 07/01/2019	45,000	45,029

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2019

Transamerica High Yield Muni

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2019

(unaudited)

	Principal	Value
MUNICIPAL GOVERNMENT OBLIGATIONS (continued)
Puerto Rico (continued)
Puerto Rico Commonwealth Aqueduct & Sewer Authority, Revenue Bonds
Series A, AGC,
5.00%, 07/01/2028	$ 195,000	$ 198,607
5.13%, 07/01/2047	390,000	391,377
Puerto Rico Convention Center District Authority, Revenue Bonds
Series A, AGC,
4.50%, 07/01/2036	720,000	720,914
5.00%, 07/01/2027	210,000	214,242
Puerto Rico Electric Power Authority, Revenue Bonds
Series DDD, AGM,
3.63%, 07/01/2023	315,000	314,928
3.65%, 07/01/2024	195,000	194,232
Series RR, AGC,
5.00%, 07/01/2028	165,000	168,052
Series SS, AGM,
5.00%, 07/01/2030	70,000	71,058
Series TT, AGC-ICC,
5.00%, 07/01/2032	265,000	268,559
Series TT, AGM-CR,
4.20%, 07/01/2019	95,000	95,086
5.00%, 07/01/2027	25,000	25,505
Series UU, AGC,
4.25%, 07/01/2027	310,000	310,015
5.00%, 07/01/2026	165,000	168,615
Series UU, AGM,
5.00%, 07/01/2020 - 07/01/2024	490,000	498,662
Series V, AGM,
5.25%, 07/01/2027	70,000	76,544
Puerto Rico Highway & Transportation Authority, Revenue Bonds
AGC-ICC,
5.00%, 07/01/2028	55,000	56,018
Series AA, AGC-ICC,
5.00%, 07/01/2035	85,000	85,927
Series AA, AGM,
4.95%, 07/01/2026	15,000	15,225
Series CC, AGM,
5.25%, 07/01/2033 - 07/01/2036	290,000	312,953
Series CC, AGM-CR,
5.50%, 07/01/2029	75,000	83,550
Series D, AGM,
5.00%, 07/01/2027 - 07/01/2032	580,000	589,719
Series E, AGM,
5.50%, 07/01/2020 - 07/01/2023	185,000	197,362
Series I, AGC-ICC, FGIC,
5.00%, 07/01/2026	305,000	311,683
Series K, AGC-ICC,
4.40%, 07/01/2025	30,000	30,017
5.00%, 07/01/2030	30,000	30,453
Series L, AGC,
4.00%, 07/01/2020	170,000	171,634
5.25%, 07/01/2019	100,000	100,355
Series M, AGC-ICC,
5.00%, 07/01/2032	160,000	162,379

	Principal	Value
MUNICIPAL GOVERNMENT OBLIGATIONS (continued)
Puerto Rico (continued)
Puerto Rico Highway & Transportation Authority, Revenue Bonds (continued)
Series N, AGC,
5.25%, 07/01/2036	$ 115,000	$ 123,433
Series N, AGM-CR, AGC-ICC,
5.50%, 07/01/2026	165,000	182,026
Series Y, AGM,
6.25% (D), 07/01/2021	135,000	139,895
Puerto Rico Municipal Finance Agency, Revenue Bonds
Series A, AGM,
4.75%, 08/01/2022	140,000	142,087
5.00%, 08/01/2019 - 08/01/2030	1,015,000	1,030,730
Series A, AGM-CR,
4.75%, 08/01/2025	60,000	61,097
Series C, AGM,
5.25%, 08/01/2019	85,000	85,456
Puerto Rico Public Buildings Authority, Revenue Bonds
Series F, AGC-ICC,
5.25%, 07/01/2019	25,000	25,089
Series F, AGC-ICC, AGM-CR,
5.25%, 07/01/2025	20,000	21,638
Series I, AGC-ICC,
5.00%, 07/01/2036	235,000	237,367
Series K, AGM,
5.25%, 07/01/2027	190,000	193,188
Series L, AGM-CR,
5.50%, 07/01/2021	65,000	66,334

		11,695,473

Rhode Island - 0.6%
Providence Redevelopment Agency, Revenue Bonds, Series A, 5.00%, 04/01/2020	250,000	256,362
Tobacco Settlement Financing Corp., Revenue Bonds, Series A, 5.00%, 06/01/2035	300,000	321,729

		578,091

South Carolina - 0.5%
County of Lancaster, Special Assessment, Series A, 3.13%, 12/01/2022	470,000	471,495

Tennessee - 0.1%
Tennessee Housing Development Agency, Revenue Bonds, 3.05%, 07/01/2027	95,000	98,943

Texas - 4.0%
Arlington Higher Education Finance Corp., Revenue Bonds, Series A, 4.63%, 08/15/2046	250,000	251,520
Bexar County Health Facilities Development Corp., Revenue Bonds, 5.00%, 07/15/2042	600,000	663,564

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2019

Transamerica High Yield Muni

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2019

(unaudited)

	Principal	Value
MUNICIPAL GOVERNMENT OBLIGATIONS (continued)
Texas (continued)
City of Dallas, Revenue Bonds, AGC, 5.25%, 08/15/2034	$ 35,000	$ 35,312
City of Houston Airport System Revenue, Revenue Bonds, 5.00%, 07/01/2029	150,000	165,612
Harris County-Houston Sports Authority, Revenue Bonds, Series H, NATL, Zero Coupon, 11/15/2023	30,000	26,201
Klein Independent School District, General Obligation Unlimited, 4.88%, 08/01/2039	10,000	10,081
New Hope Cultural Education Facilities Finance Corp., Revenue Bonds
5.00%, 07/01/2046 - 01/01/2047	1,450,000	1,428,976
5.25%, 01/01/2035	20,000	20,156
Series A,
3.38%, 08/15/2021 (E)	730,000	731,015
Series A1,
5.00%, 07/01/2046	40,000	44,753
Series D,
6.00%, 07/01/2026	115,000	115,974
North Fort Bend Water Authority, Revenue Bonds, AGC, 5.25%, 12/15/2034	10,000	10,213
Pottsboro Higher Education Finance Corp., Revenue Bonds, Series A, 5.00%, 08/15/2036	435,000	446,593
Round Rock Independent School District, General Obligation Unlimited, 5.25%, 08/01/2034	65,000	65,597
Texas State Student Housing Corp., Revenue Bonds, 6.75%, 07/01/2021	10,000	10,002

		4,025,569

U. S. Virgin Islands - 0.4%
Virgin Islands Public Finance Authority, Revenue Bonds
NATL,
4.00%, 10/01/2020	5,000	5,032
Series A, AGM-CR,
5.00%, 10/01/2032 03/27/2017 - 03/28/2017	415,000	448,432

		453,464

Utah - 0.4%
Utah Charter School Finance Authority, Revenue Bonds, 5.00%, 04/15/2030 (E)	420,000	424,192

Virginia - 0.7%
Buena Vista Public Recreational Facilities Authority, Revenue Bonds, Series A, ACA, 5.50%, 07/15/2035 (H)	50,000	47,032

	Principal	Value
MUNICIPAL GOVERNMENT OBLIGATIONS (continued)
Virginia (continued)
Buena Vista Public Service Authority, Revenue Bonds
Series A,
5.13%, 01/01/2023	$ 25,000	$ 25,097
6.00%, 01/01/2027	50,000	50,203
Henrico County Economic Development Authority, Revenue Bonds, Series C, 5.00%, 12/01/2047	375,000	401,156
Tobacco Settlement Financing Corp., Revenue Bonds, Series B1, 5.00%, 06/01/2047	190,000	184,140
Virginia College Building Authority, Revenue Bonds, 4.25%, 04/01/2020	20,000	20,041

		727,669

Washington - 0.1%
King County Housing Authority, Revenue Bonds, 2.15%, 05/01/2020	65,000	65,134

West Virginia - 0.1%
Tobacco Settlement Finance Authority, Revenue Bonds, Series A, 7.47%, 06/01/2047	100,000	99,028

Wisconsin - 4.8%
Public Finance Authority, Revenue Bonds
5.00%, 04/01/2022 (C)	25,000	25,934
5.00%, 06/15/2053	200,000	218,324
Series A,
5.00%, 06/15/2049 (E)	90,000	91,314
Series A, AGM,
5.00%, 07/01/2054 - 07/01/2058	2,145,000	2,368,742
Wisconsin Health & Educational Facilities Authority, Revenue Bonds
5.00%, 08/01/2039	500,000	525,825
Class B,
4.38%, 07/01/2038	850,000	850,909
Class C,
7.00%, 07/01/2043	750,000	750,187

		4,831,235

Total Municipal Government Obligations (Cost $93,853,764)		96,056,083

	Shares	Value
PREFERRED STOCK - 0.4%
Insurance - 0.4%
Enstar Group, Ltd., Series D, Fixed until 09/01/2028, 7.00% (D)	16,000	413,600

Total Preferred Stock (Cost $400,000)		413,600

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2019

Transamerica High Yield Muni

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2019

(unaudited)

	Shares	Value
INVESTMENT COMPANIES - 0.7%
U.S. Fixed Income Funds - 0.7%
MFS Multimarket Income Trust (I)	114,783	$ 653,115
PIMCO New York Municipal Income Fund II	2,600	29,042
Putnam Managed Municipal Income Trust	5,000	37,350

Total Investment Companies (Cost $669,210)		719,507

OTHER INVESTMENT COMPANY - 0.0% (F)
Securities Lending Collateral - 0.0% (F)
State Street Navigator Securities Lending Trust - Government Money Market Portfolio, 2.51% (J)	9,600	9,600

Total Other Investment Company (Cost $9,600)		9,600

Principal	Value
REPURCHASE AGREEMENT - 0.5%

Fixed Income Clearing Corp., 1.45% (J), dated 04/30/2019, to be repurchased at $490,729 on 05/01/2019. Collateralized by a U.S. Government Obligation, 2.75%, due 08/15/2021, and with a value of $502,780.

$ 490,709	$ 490,709

Total Repurchase Agreement (Cost $490,709)	490,709

Total Investments (Cost $97,090,949)	99,383,153
Net Other Assets (Liabilities) - 2.0%	2,065,349

Net Assets - 100.0%	$ 101,448,502

SECURITY VALUATION:

Valuation Inputs (K)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs (L)	Value
ASSETS
Investments
Corporate Debt Securities	$—	$943,654	$750,000	$1,693,654
Municipal Government Obligations	—	96,056,083	—	96,056,083
Preferred Stock	413,600	—	—	413,600
Investment Companies	719,507	—	—	719,507
Other Investment Company	9,600	—	—	9,600
Repurchase Agreement	—	490,709	—	490,709

Total Investments	$1,142,707	$97,490,446	$750,000	$99,383,153

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	Fair valued as determined in good faith in accordance with procedures established by the Board. At April 30, 2019, the value of the security is $750,000, representing 0.7% of the Fund’s net assets.
(B)	Security is Level 3 of the fair value hierarchy.
(C)	Restricted securities. At April 30, 2019, the value of such securities held by the Fund are as follows:

Investments	Description	Acquisition Date	Acquisition Cost	Value	Value as Percentage of Net Assets
Corporate Debt Securities	Empire Springs Charter School, Inc. 5.75%, 09/15/2019	06/22/2018	$750,010	$750,000	0.8%

Municipal Government Obligations	New Jersey Economic Development Authority Revenue Bonds Series B 6.50%, 04/01/2031	01/22/2015	10,115	10,979	0.0	(F)

Municipal Government Obligations	City of Cleveland Revenue Bonds 5.38%, 09/15/2027	07/27/2015	20,062	20,051	0.0	(F)

Municipal Government Obligations	Public Finance Authority Revenue Bonds 5.00%, 04/01/2022	05/01/2017	25,171	25,934	0.0	(F)

Total			$805,357	$806,964	0.8%

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2019

Transamerica High Yield Muni

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2019

(unaudited)

FOOTNOTES TO SCHEDULE OF INVESTMENTS (continued):

(D)	Floating or variable rate securities. The rates disclosed are as of April 30, 2019. For securities based on a published reference rate and spread, the reference rate and spread are indicated within the description. Variable rate securities with a floor or ceiling feature are disclosed at the inherent rate, where applicable. Certain variable rate securities are not based on a published reference rate and spread, but are determined by the issuer or agent and are based on current market conditions; these securities do not indicate a reference rate and spread in the description.
(E)	Securities are registered pursuant to Rule 144A of the Securities Act of 1933. Unless otherwise indicated, the securities are deemed to be liquid for purposes of compliance limitations on holdings of illiquid securities and may be resold as transactions exempt from registration, normally to qualified institutional buyers. At April 30, 2019, the total value of 144A securities is $9,806,277, representing 9.7% of the Fund’s net assets.
(F)	Percentage rounds to less than 0.1% or (0.1)%.
(G)	Step bonds. Coupon rates change in increments to maturity. The rates disclosed are as of April 30, 2019; the maturity dates disclosed are the ultimate maturity dates.
(H)	Securities in default; partial receipt of interest payments and/or dividends declared at last payment date. At April 30, 2019, the total value of such securities is $370,332, representing 0.4% of the Fund’s net assets.
(I)	All or a portion of the security is on loan. The value of the security on loan is $9,104. The amount on loan indicated may not correspond with the security on loan identified because a security with pending sales are in the process of recall from the brokers.
(J)	Rates disclosed reflect the yields at April 30, 2019.
(K)	There were no transfers in or out of Level 3 during the six-month period ended April 30, 2019. Please reference the Security Valuation section of the Notes to Financial Statements for more information regarding security valuation and pricing inputs.
(L)	Level 3 securities were not considered significant to the Fund.

MUNICIPAL INSURER ABBREVIATIONS:

ACA	ACA Financial Guaranty Corp.
AGC	Assured Guaranty Corp.
AGM	Assured Guaranty Municipal Corp.
AMBAC	AMBAC Financial Group, Inc.
BAM	Build America Mutual Assurance Co.
FGIC	Financial Guaranty Insurance Co.
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
NATL	National Public Finance Guarantee Corp.

PORTFOLIO ABBREVIATIONS:

CBI	Certificates of Bond Insurance
CPI	Consumer Price Index
CR	Custodial Receipts
ICC	Insured Custody Certificate
RE	Reinsured

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2019

Transamerica Inflation Opportunities

SCHEDULE OF INVESTMENTS

At April 30, 2019

(unaudited)

	Principal	Value
ASSET-BACKED SECURITY - 0.3%
STORE Master Funding I-VII Series 2018-1A, Class A1, 3.96%, 10/20/2048 (A)	$ 395,868	$ 404,775

Total Asset-Backed Security (Cost $395,765)		404,775

CORPORATE DEBT SECURITIES - 19.8%
Banks - 9.7%
BAC Capital Trust XIV 3-Month LIBOR + 0.40%, 4.00% (B), 05/16/2019 (C)	726,000	600,547
Bank of America Corp.
CPI-YoY + 1.10%, 2.65% (B), 11/19/2024, MTN	1,000,000	1,021,250
CPI-YoY + 2.10%, 3.65% (B), 02/18/2020, MTN	400,000	400,000
4.18%, 11/25/2027, MTN	1,028,000	1,051,120
Fixed until 04/24/2037, 4.24% (B), 04/24/2038	782,000	807,067
Barclays Bank PLC CPI-YoY + 1.00%, 2.55% (B), 05/22/2023, MTN	2,600,000	2,546,700
BBVA Bancomer SA Fixed until 01/18/2028, 5.13% (B), 01/18/2033 (A)	321,000	304,148
Citigroup, Inc. 4.65%, 07/23/2048	1,380,000	1,488,939
Corestates Capital II 3-Month LIBOR + 0.65%, 3.25% (B), 01/15/2027 (A)	269,000	247,480
Credit Agricole SA Fixed until 01/10/2028, 4.00% (B), 01/10/2033 (A)	701,000	683,014
Danske Bank A/S 5.38%, 01/12/2024 (A)	200,000	209,450
HSBC Holdings PLC Fixed until 05/22/2027 (C), 6.00% (B),	271,000	271,509
Royal Bank of Scotland Group PLC
Fixed until 03/08/2022, 2.00% (B), 03/08/2023, MTN (D)	EUR 800,000	928,019
Fixed until 03/22/2024, 4.27% (B), 03/22/2025	$ 258,000	263,030
Fixed until 06/25/2023, 4.52% (B), 06/25/2024	1,122,000	1,156,790
SunTrust Capital III 3-Month LIBOR + 0.65%, 3.26% (B), 03/15/2028	792,000	736,560
UniCredit SpA
Fixed until 06/19/2027, 5.86% (B), 06/19/2032 (A)	201,000	187,484
6.57%, 01/14/2022 (A)	350,000	368,833
Fixed until 04/02/2029, 7.30% (B), 04/02/2034 (A)	211,000	214,996
Wachovia Capital Trust II 3-Month LIBOR + 0.50%, 3.10% (B), 01/15/2027	308,000	284,130

		13,771,066

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Building Products - 0.5%
Masco Corp. 3.50%, 11/15/2027	$ 744,000	$ 712,387

Capital Markets - 0.9%
Goldman Sachs Group, Inc. Fixed until 11/10/2022 (C), 5.00% (B),	702,000	668,304
Morgan Stanley CPI-YoY + 2.00%, 3.55% (B), 04/25/2023 - 06/09/2023, MTN	643,000	648,124

		1,316,428

Chemicals - 0.5%
DowDuPont, Inc. 4.49%, 11/15/2025	523,000	561,243
RPM International, Inc. 4.25%, 01/15/2048	101,000	87,690

		648,933

Electric Utilities - 0.2%
FirstEnergy Corp. 3.90%, 07/15/2027	241,000	244,310

Equity Real Estate Investment Trusts - 0.3%
Alexandria Real Estate Equities, Inc. 3.80%, 04/15/2026	399,000	407,646

Health Care Providers & Services - 0.6%
CVS Health Corp. 4.78%, 03/25/2038	904,000	879,387

Insurance - 1.1%
Genworth Holdings, Inc. 3-Month LIBOR + 2.00%, 4.69% (B), 11/15/2066	1,350,000	745,875
Hartford Financial Services Group, Inc. 3-Month LIBOR + 2.13%, 4.81% (B), 02/12/2067 (A)	898,000	802,965

		1,548,840

Machinery - 0.1%
CNH Industrial NV 3.85%, 11/15/2027, MTN	180,000	172,079

Metals & Mining - 1.2%
Anglo American Capital PLC 4.00%, 09/11/2027 (A)	214,000	210,309
Glencore Funding LLC 4.00%, 04/16/2025 (A)	226,000	226,592
Newcrest Finance Pty, Ltd.
4.20%, 10/01/2022 (A)	832,000	850,122
5.75%, 11/15/2041 (A)	446,000	470,262

		1,757,285

Multi-Utilities - 0.7%
National Grid PLC 1.25%, 10/06/2021, MTN (D)	GBP 480,000	794,217
WEC Energy Group, Inc. 3-Month LIBOR + 2.11%, 4.80% (B), 05/15/2067	$ 219,000	189,435

		983,652

Oil, Gas & Consumable Fuels - 3.4%
Andeavor Logistics, LP Fixed until 02/15/2023 (C), 6.88% (B),	348,000	351,915

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2019

Transamerica Inflation Opportunities

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2019

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Oil, Gas & Consumable Fuels (continued)
Andeavor Logistics, LP / Tesoro Logistics Finance Corp. 4.25%, 12/01/2027	$ 346,000	$ 351,952
Cenovus Energy, Inc. 4.25%, 04/15/2027 (E)	397,000	399,475
Enable Midstream Partners, LP 4.95%, 05/15/2028	253,000	257,760
Enbridge, Inc. Fixed until 07/15/2027, 5.50% (B), 07/15/2077	731,000	703,587
Energy Transfer Operating, LP
5.80%, 06/15/2038	315,000	336,106
Fixed until 02/15/2023 (C), 6.25% (B),	691,000	657,535
EnLink Midstream LLC 5.38%, 06/01/2029	106,000	106,402
EnLink Midstream Partners, LP
4.85%, 07/15/2026	311,000	308,279
Fixed until 12/15/2022 (C), 6.00% (B),	133,000	114,546
Enterprise Products Operating LLC Fixed until 08/16/2027, 5.25% (B), 08/16/2077	243,000	232,289
Marathon Petroleum Corp. 3.80%, 04/01/2028 (A)	696,000	691,990
Noble Energy, Inc. 3.85%, 01/15/2028	227,000	226,202

		4,738,038

Transportation Infrastructure - 0.6%
Heathrow Funding, Ltd. 1.37%, 03/28/2032 (D)	GBP 537,163	851,585

Total Corporate Debt Securities (Cost $28,387,991)		28,031,636

FOREIGN GOVERNMENT OBLIGATIONS - 22.6%
Australia - 1.1%
Australia Government Bond 0.75%, 11/21/2027 (D)	AUD 2,050,000	1,552,132

Canada - 2.3%
Canada Government Real Return Bond 4.25%, 12/01/2021	CAD 1,982,810	1,640,654
Canadian Government Real Return Bond 4.00%, 12/01/2031	1,471,510	1,603,261

		3,243,915

Italy - 2.0%
Italy Buoni Poliennali del Tesoro 1.25%, 09/15/2032 (D)	EUR 2,671,214	2,789,369

Japan - 1.0%
Japanese Government CPI Linked Bond 0.10%, 03/10/2028	JPY 160,900,800	1,500,749

Mexico - 2.3%
Mexican Udibonos Series S, 4.50%, 12/04/2025	MXN 43,941,415	2,409,277

	Principal	Value
FOREIGN GOVERNMENT OBLIGATIONS (continued)
Mexico (continued)
Mexico Udibonos Series S, 2.50%, 12/10/2020	$ 17,199,925	$ 884,685

		3,293,962

New Zealand - 2.5%
New Zealand Government Inflation-Linked Bond 2.00%, 09/20/2025 (D)	NZD 4,500,000	3,503,389

Spain - 9.4%
Spain Government Inflation-Linked Bond
0.30%, 11/30/2021	EUR 6,131,516	7,222,412
0.55%, 11/30/2019 (D)	2,059,780	2,362,767
1.00%, 11/30/2030 (D)	2,926,836	3,694,528

		13,279,707

United Kingdom - 2.0%
U.K. Gilt Inflation-Linked 0.13%, 03/22/2029 - 03/22/2044 (D)	GBP 1,352,048	2,820,270

Total Foreign Government Obligations (Cost $33,361,372)		31,983,493

MORTGAGE-BACKED SECURITIES - 1.2%
Benchmark Mortgage Trust Series 2018-B7, Class A4, 4.51%, 05/15/2053	$ 1,000,000	1,102,296
DBCG Mortgage Trust Series 2017-BBG, Class A, 1-Month LIBOR + 0.70%, 3.17% (B), 06/15/2034 (A)	680,000	678,935

Total Mortgage-Backed Securities (Cost $1,711,341)		1,781,231

U.S. GOVERNMENT AGENCY OBLIGATION - 0.9%
Federal Home Loan Mortgage Corp. Structured Agency Credit Risk Debt Notes 1-Month LIBOR + 2.20%, 4.68% (B), 09/25/2024	1,238,927	1,262,242

Total U.S. Government Agency Obligation (Cost $1,279,966)		1,262,242

U.S. GOVERNMENT OBLIGATIONS - 54.8%
U.S. Treasury Inflation-Protected Securities - 54.8%
U.S. Treasury Inflation-Indexed Bond
0.63%, 04/15/2023	4,070,040	4,102,240
0.75%, 02/15/2045	3,971,173	3,785,150
1.00%, 02/15/2046	2,560,008	2,587,124
1.38%, 02/15/2044	2,385,790	2,615,597
2.13%, 02/15/2040	1,169,340	1,450,597
2.38%, 01/15/2025	5,994,806	6,647,942
3.38%, 04/15/2032	3,274,947	4,398,216
3.88%, 04/15/2029	3,536,043	4,659,837
U.S. Treasury Inflation-Indexed Note
0.13%, 04/15/2020 - 07/15/2026	25,010,832	24,741,676
0.25%, 01/15/2025	1,707,312	1,689,361
0.38%, 07/15/2023 - 07/15/2027	7,439,595	7,417,535
0.50%, 01/15/2028	4,200,983	4,186,243

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2019

Transamerica Inflation Opportunities

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2019

(unaudited)

	Principal	Value
U.S. GOVERNMENT OBLIGATIONS (continued)
U.S. Treasury Inflation-Protected Securities (continued)
U.S. Treasury Inflation-Indexed Note (continued)
0.63%, 01/15/2024 - 01/15/2026	$ 5,908,711	$ 5,965,751
1.13%, 01/15/2021	1,964,129	1,987,557
1.25%, 07/15/2020	1,274,801	1,291,333

Total U.S. Government Obligations (Cost $76,662,461)		77,526,159

	Shares	Value
PREFERRED STOCK - 0.1%
Banks - 0.1%
Banco Santander SA, 3-Month LIBOR + 0.52%, 4.00% (B)	3,100	72,044

Total Preferred Stock (Cost $74,547)		72,044

	Shares	Value
OTHER INVESTMENT COMPANY - 0.3%
Securities Lending Collateral - 0.3%
State Street Navigator Securities Lending Trust - Government Money Market Portfolio, 2.51% (F)	404,790	$ 404,790

Total Other Investment Company (Cost $404,790)		404,790

Total Investments (Cost $142,278,233)		141,466,370
Net Other Assets (Liabilities) - 0.0% (G)		65,414

Net Assets - 100.0%		$ 141,531,784

FORWARD FOREIGN CURRENCY CONTRACTS:
Counterparty	Settlement Date	Currency Purchased		Currency Sold		Unrealized Appreciation	Unrealized Depreciation
JPMS	07/11/2019	USD	16,970,111	EUR	14,968,000	$94,060	$(18,315)
JPMS	07/11/2019	USD	2,485,259	GBP	1,893,500	6,759	—
JPMS	07/11/2019	USD	1,518,522	JPY	167,385,414	7,043	—
JPMS	07/11/2019	USD	3,072,537	MXN	59,000,000	—	(3,145)
JPMS	07/11/2019	USD	1,919,946	NZD	2,838,000	21,881	—

Total						$129,743	$(21,460)

SECURITY VALUATION:

Valuation Inputs (H)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Asset-Backed Security	$—	$404,775	$—	$404,775
Corporate Debt Securities	—	28,031,636	—	28,031,636
Foreign Government Obligations	—	31,983,493	—	31,983,493
Mortgage-Backed Securities	—	1,781,231	—	1,781,231
U.S. Government Agency Obligation	—	1,262,242	—	1,262,242
U.S. Government Obligations	—	77,526,159	—	77,526,159
Preferred Stock	72,044	—	—	72,044
Other Investment Company	404,790	—	—	404,790

Total Investments	$476,834	$140,989,536	$—	$141,466,370

Other Financial Instruments
Forward Foreign Currency Contracts (I)	$—	$129,743	$—	$129,743

Total Other Financial Instruments	$—	$129,743	$—	$129,743

LIABILITIES
Other Financial Instruments
Forward Foreign Currency Contracts (I)	$—	$(21,460)	$—	$(21,460)

Total Other Financial Instruments	$—	$(21,460)	$—	$(21,460)

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2019

Transamerica Inflation Opportunities

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2019

(unaudited)

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	Securities are registered pursuant to Rule 144A of the Securities Act of 1933. Unless otherwise indicated, the securities are deemed to be liquid for purposes of compliance limitations on holdings of illiquid securities and may be resold as transactions exempt from registration, normally to qualified institutional buyers. At April 30, 2019, the total value of 144A securities is $6,551,355, representing 4.6% of the Fund’s net assets.
(B)	Floating or variable rate securities. The rates disclosed are as of April 30, 2019. For securities based on a published reference rate and spread, the reference rate and spread are indicated within the description. Variable rate securities with a floor or ceiling feature are disclosed at the inherent rate, where applicable. Certain variable rate securities are not based on a published reference rate and spread, but are determined by the issuer or agent and are based on current market conditions; these securities do not indicate a reference rate and spread in the description.
(C)	Perpetual maturity. The date displayed is the next call date.
(D)	Securities are exempt from registration under Regulation S of the Securities Act of 1933, which exempts from registration securities offered and sold outside the United States. Securities may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933. At April 30, 2019, the total value of Regulation S securities is $19,296,276, representing 13.6% of the Fund’s net assets.
(E)	All or a portion of the security is on loan. The value of the security on loan is $396,152. The amount on loan indicated may not correspond with the security on loan identified because a security with pending sales are in the process of recall from the brokers.
(F)	Rate disclosed reflects the yield at April 30, 2019.
(G)	Percentage rounds to less than 0.1% or (0.1)%.
(H)	There were no transfers in or out of Level 3 during the six-month period ended April 30, 2019. Please reference the Security Valuation section of the Notes to Financial Statements for more information regarding security valuation and pricing inputs.
(I)	Futures contracts and/or forward foreign currency contracts are valued at unrealized appreciation (depreciation).

CURRENCY ABBREVIATIONS:

AUD	Australian Dollar
CAD	Canadian Dollar
EUR	Euro
GBP	Pound Sterling
JPY	Japanese Yen
MXN	Mexican Peso
NZD USD	New Zealand Dollar United States Dollar

COUNTERPARTY ABBREVIATION:

JPMS	JPMorgan Securities LLC

PORTFOLIO ABBREVIATIONS:

CPI-YoY	US Consumer Price Index Urban Consumers Year Over Year
LIBOR	London Interbank Offered Rate
MTN	Medium Term Note

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2019

Transamerica Inflation-Protected Securities

SCHEDULE OF INVESTMENTS

At April 30, 2019

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES - 7.2%
Banks - 3.4%
BAC Capital Trust XIV 3-Month LIBOR + 0.40%, 4.00% (A), 05/16/2019 (B)	$ 394,000	$ 325,917
Bank of America Corp.
4.18%, 11/25/2027, MTN	508,000	519,425
Fixed until 04/24/2037, 4.24% (A), 04/24/2038	425,000	438,623
Citigroup, Inc. 4.65%, 07/23/2048	747,000	805,969
Credit Agricole SA
3.75%, 04/24/2023 (C)	326,000	331,109
Fixed until 01/10/2028, 4.00% (A), 01/10/2033 (C)	449,000	437,480
Royal Bank of Scotland Group PLC Fixed until 06/25/2023, 4.52% (A), 06/25/2024 (D)	590,000	608,294
SunTrust Capital III 3-Month LIBOR + 0.65%, 3.26% (A), 03/15/2028	430,000	399,900
Wachovia Capital Trust II 3-Month LIBOR + 0.50%, 3.10% (A), 01/15/2027	167,000	154,057

		4,020,774

Chemicals - 0.2%
DowDuPont, Inc. 4.49%, 11/15/2025	202,000	216,771
RPM International, Inc. 4.25%, 01/15/2048	54,000	46,884

		263,655

Electric Utilities - 0.1%
FirstEnergy Corp. 3.90%, 07/15/2027	130,000	131,786

Equity Real Estate Investment Trusts - 0.1%
Alexandria Real Estate Equities, Inc. 3.80%, 04/15/2026	168,000	171,640

Health Care Providers & Services - 0.4%
CVS Health Corp. 4.78%, 03/25/2038	491,000	477,632

Insurance - 0.4%
Hartford Financial Services Group, Inc. 3-Month LIBOR + 2.13%, 4.81% (A), 02/12/2067 (C)	487,000	435,461

Machinery - 0.1%
CNH Industrial NV 3.85%, 11/15/2027, MTN	97,000	92,731

Media - 0.1%
Comcast Corp. 4.60%, 10/15/2038	86,000	92,548

Metals & Mining - 0.4%
Newcrest Finance Pty, Ltd. 4.20%, 10/01/2022 (C)	452,000	461,845

Multi-Utilities - 0.1%
WEC Energy Group, Inc. 3-Month LIBOR + 2.11%, 4.80% (A), 05/15/2067	119,000	102,935

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Oil, Gas & Consumable Fuels - 1.9%
Andeavor Logistics, LP Fixed until 02/15/2023 (B), 6.88% (A)	$ 189,000	$ 191,126
Andeavor Logistics, LP / Tesoro Logistics Finance Corp. 4.25%, 12/01/2027	187,000	190,217
Cenovus Energy, Inc. 4.25%, 04/15/2027 (D)	166,000	167,035
Enable Midstream Partners, LP 4.95%, 05/15/2028	169,000	172,179
Enbridge, Inc. Fixed until 07/15/2027, 5.50% (A), 07/15/2077	397,000	382,113
Energy Transfer Operating, LP
5.80%, 06/15/2038	171,000	182,458
Fixed until 02/15/2023 (B), 6.25% (A)	375,000	356,839
EnLink Midstream LLC 5.38%, 06/01/2029	44,000	44,167
Enterprise Products Operating LLC Fixed until 08/16/2027, 5.25% (A), 08/16/2077	132,000	126,181
Marathon Petroleum Corp. 3.80%, 04/01/2028 (C)	378,000	375,822
Noble Energy, Inc. 3.85%, 01/15/2028	123,000	122,567

		2,310,704

Total Corporate Debt Securities (Cost $8,452,423)		8,561,711

FOREIGN GOVERNMENT OBLIGATIONS - 10.3%
Australia - 1.3%
Australia Government Bond 0.75%, 11/21/2027 (E)	AUD 2,050,000	1,552,132

Canada - 2.6%
Canada Government Real Return Bond 4.25%, 12/01/2021	CAD 3,722,826	3,080,411

Japan - 1.2%
Japanese Government CPI Linked Bond 0.10%, 03/10/2028	JPY 150,844,500	1,406,952

New Zealand - 1.6%
New Zealand Government Inflation-Linked Bond 2.00%, 09/20/2025 (E)	NZD 2,500,000	1,946,328

Spain - 2.6%
Spain Government Inflation-Linked Bond
0.55%, 11/30/2019 (E)	EUR 1,287,150	1,476,486
1.00%, 11/30/2030 (E)	1,283,638	1,620,328

		3,096,814

United Kingdom - 1.0%
U.K. Gilt Inflation-Linked 0.13%, 11/22/2019 (E)	GBP 912,496	1,212,884

Total Foreign Government Obligations (Cost $12,197,632)		12,295,521

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2019

Transamerica Inflation-Protected Securities

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2019

(unaudited)

	Principal	Value
MORTGAGE-BACKED SECURITY - 0.8%
DBCG Mortgage Trust Series 2017-BBG, Class A, 1-Month LIBOR + 0.70%, 3.17% (A), 06/15/2034 (C)	$ 1,000,000	$ 998,434

Total Mortgage-Backed Security (Cost $1,000,781)		998,434

U.S. GOVERNMENT OBLIGATIONS - 80.9%
U.S. Treasury Inflation-Protected Securities - 80.9%
U.S. Treasury Inflation-Indexed Bond
0.63%, 04/15/2023 - 02/15/2043	2,186,240	2,199,852
0.75%, 02/15/2042 - 02/15/2045	3,500,136	3,359,802
1.00%, 02/15/2046 - 02/15/2048	4,379,649	4,427,687
1.38%, 02/15/2044	2,223,135	2,437,274
1.75%, 01/15/2028	2,491,257	2,745,969
2.00%, 01/15/2026	2,718,709	2,990,889
2.13%, 02/15/2040 - 02/15/2041	2,769,307	3,442,225
2.38%, 01/15/2025 - 01/15/2027	4,518,535	5,078,568
2.50%, 01/15/2029	1,024,029	1,210,722
3.38%, 04/15/2032	514,594	691,094
3.63%, 04/15/2028	742,249	939,832
3.88%, 04/15/2029	2,459,856	3,241,626
U.S. Treasury Inflation-Indexed Note
0.13%, 04/15/2020 - 07/15/2026	32,302,930	31,960,001
0.25%, 01/15/2025	4,695,108	4,645,742
0.38%, 07/15/2023 - 07/15/2027	11,112,427	11,078,655
0.50%, 01/15/2028	1,024,560	1,020,965
0.63%, 01/15/2024 - 01/15/2026	8,390,322	8,475,989
0.75%, 07/15/2028	1,006,870	1,027,954

	Principal	Value
U.S. GOVERNMENT OBLIGATIONS (continued)
U.S. Treasury Inflation-Protected Securities (continued)
U.S. Treasury Inflation-Indexed Note (continued)
1.13%, 01/15/2021	$ 3,639,415	$ 3,682,826
1.25%, 07/15/2020	1,738,365	1,760,908

Total U.S. Government Obligations (Cost $96,672,296)		96,418,580

	Shares	Value
SHORT-TERM INVESTMENT COMPANIES - 0.5%
Money Market Funds - 0.5%
State Street Institutional U.S. Government Money Market Fund	603,671	603,671

Total Short-Term Investment Companies (Cost $603,671)		603,671

OTHER INVESTMENT COMPANY - 0.7%
Securities Lending Collateral - 0.7%
State Street Navigator Securities Lending Trust - Government Money Market Portfolio, 2.51% (F)	792,340	792,340

Total Other Investment Company (Cost $792,340)		792,340

Total Investments (Cost $119,719,143)		119,670,257
Net Other Assets (Liabilities) - (0.4)%		(418,187)

Net Assets - 100.0%		$ 119,252,070

FORWARD FOREIGN CURRENCY CONTRACTS:
Counterparty	Settlement Date	Currency Purchased		Currency Sold		Unrealized Appreciation	Unrealized Depreciation
JPMS	07/11/2019	USD	1,561,170	AUD	2,179,020	$22,399	$—
JPMS	07/11/2019	USD	3,098,236	CAD	4,110,000	24,765	—
JPMS	07/11/2019	USD	3,054,121	EUR	2,686,100	22,323	—
JPMS	07/11/2019	USD	1,213,599	GBP	924,632	3,301	—
JPMS	07/11/2019	USD	1,423,614	JPY	156,923,780	6,603	—
JPMS	07/11/2019	USD	1,907,021	NZD	2,818,894	21,733	—

Total						$101,124	$—

SECURITY VALUATION:

Valuation Inputs (G)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Corporate Debt Securities	$—	$8,561,711	$—	$8,561,711
Foreign Government Obligations	—	12,295,521	—	12,295,521
Mortgage-Backed Security	—	998,434	—	998,434
U.S. Government Obligations	—	96,418,580	—	96,418,580
Short-Term Investment Companies	603,671	—	—	603,671
Other Investment Company	792,340	—	—	792,340

Total Investments	$1,396,011	$118,274,246	$—	$119,670,257

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2019

Transamerica Inflation-Protected Securities

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2019

(unaudited)

SECURITY VALUATION (continued):

Valuation Inputs (continued) (G)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
Other Financial Instruments
Forward Foreign Currency Contracts (H)	$—	$101,124	$—	$101,124

Total Other Financial Instruments	$—	$101,124	$—	$101,124

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	Floating or variable rate securities. The rates disclosed are as of April 30, 2019. For securities based on a published reference rate and spread, the reference rate and spread are indicated within the description. Variable rate securities with a floor or ceiling feature are disclosed at the inherent rate, where applicable. Certain variable rate securities are not based on a published reference rate and spread, but are determined by the issuer or agent and are based on current market conditions; these securities do not indicate a reference rate and spread in the description.
(B)	Perpetual maturity. The date displayed is the next call date.
(C)	Securities are registered pursuant to Rule 144A of the Securities Act of 1933. Unless otherwise indicated, the securities are deemed to be liquid for purposes of compliance limitations on holdings of illiquid securities and may be resold as transactions exempt from registration, normally to qualified institutional buyers. At April 30, 2019, the total value of 144A securities is $3,040,151, representing 2.5% of the Fund’s net assets.
(D)	All or a portion of the securities are on loan. The total value of all securities on loan is $776,545. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(E)	Securities are exempt from registration under Regulation S of the Securities Act of 1933, which exempts from registration securities offered and sold outside the United States. Securities may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933. At April 30, 2019, the total value of Regulation S securities is $7,808,158, representing 6.5% of the Fund’s net assets.
(F)	Rate disclosed reflects the yield at April 30, 2019.
(G)	There were no transfers in or out of Level 3 during the six-month period ended April 30, 2019. Please reference the Security Valuation section of the Notes to Financial Statements for more information regarding security valuation and pricing inputs.
(H)	Futures contracts and/or forward foreign currency contracts are valued at unrealized appreciation (depreciation).

CURRENCY ABBREVIATIONS:

AUD	Australian Dollar
CAD	Canadian Dollar
EUR	Euro
GBP	Pound Sterling
JPY	Japanese Yen
NZD	New Zealand Dollar
USD	United States Dollar

COUNTERPARTY ABBREVIATION:

JPMS	JPMorgan Securities LLC

PORTFOLIO ABBREVIATIONS:

CPI	Consumer Price Index
LIBOR	London Interbank Offered Rate
MTN	Medium Term Note

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2019

Transamerica Intermediate Bond

SCHEDULE OF INVESTMENTS

At April 30, 2019

(unaudited)

	Principal	Value
ASSET-BACKED SECURITIES - 8.9%
321 Henderson Receivables VI LLC Series 2010-1A, Class A, 5.56%, 07/15/2059 (A)	$ 3,339,889	$ 3,608,840
Battalion CLO XII, Ltd. Series 2018-12A, Class A1, 3-Month LIBOR + 1.07%, 3.75% (B), 05/17/2031 (A)	3,500,000	3,435,005
BlueMountain CLO, Ltd. Series 2015-2A, Class A1R, 3-Month LIBOR + 0.93%, 3.53% (B), 07/18/2027 (A)	7,532,000	7,499,379
BXG Receivables Note Trust Series 2015-A, Class A, 2.88%, 05/02/2030 (A)	1,193,182	1,175,863
CIFC Funding, Ltd. Series 2013-2A, Class A1LR, 3-Month LIBOR + 1.21%, 3.81% (B), 10/18/2030 (A)	15,580,000	15,523,133
Hilton Grand Vacations Trust Series 2013-A, Class A, 2.28%, 01/25/2026 (A)	221,255	220,820
Series 2017-AA, Class A,
2.66%, 12/26/2028 (A)	1,060,831	1,053,338
ICG CLO, Ltd. Series 2014-1A, Class A1R, 3-Month LIBOR + 1.22%, 3.81% (B), 01/20/2030 (A)	2,750,000	2,728,022
JG Wentworth XXI LLC Series 2010-2A, Class A, 4.07%, 01/15/2048 (A)	815,788	841,207
JG Wentworth XXII LLC Series 2010-3A, Class A, 3.82%, 12/15/2048 (A)	1,162,771	1,185,693
JG Wentworth XXXV LLC Series 2015-2A, Class A, 3.87%, 03/15/2058 (A)	1,632,752	1,674,295
JGWPT XXVIII LLC Series 2013-1A, Class A, 3.22%, 04/15/2067 (A)	6,967,500	6,905,738
Laurel Road Prime Student Loan Trust Series 2018-B, Class A2FX, 3.54%, 05/26/2043 (A)	4,770,000	4,855,031
Longfellow Place CLO, Ltd. Series 2013-1A, Class ARR, 3-Month LIBOR + 1.34%, 3.94% (B), 04/15/2029 (A)	3,500,000	3,489,426
MVW Owner Trust Series 2014-1A, Class A, 2.25%, 09/22/2031 (A)	847,637	838,672
Series 2016-1A, Class A,
2.25%, 12/20/2033 (A)	3,240,643	3,186,686
New Residential Advanced Receivables Trust Series 2017-T1, Class AT1, 3.21%, 02/15/2051 (A)	11,600,000	11,624,503
New Residential Mortgage Loan Trust Series 2018-1A, Class A1A, 4.00% (B), 12/25/2057 (A)	1,980,646	2,023,923

	Principal	Value
ASSET-BACKED SECURITIES (continued)
NRZ Advance Receivables Trust Series 2016-T3, Class AT3, 2.83%, 10/16/2051 (A)	$ 7,740,000	$ 7,699,089
Series 2016-T4, Class AT4,
3.11%, 12/15/2050 (A)	12,340,000	12,347,052
Series 2016-T5, Class AT5,
3.33%, 12/15/2051 (A)	7,750,000	7,804,834
Octagon Investment Partners 33, Ltd. Series 2017-1A, Class A1, 3-Month LIBOR + 1.19%, 3.78% (B), 01/20/2031 (A)	3,600,000	3,589,549
Ocwen Master Advance Receivables Trust Series 2016-T2, Class AT2, 2.72%, 08/16/2049 (A)	2,500,000	2,496,150
Series 2018-T1, Class AT1, 3.30%, 08/15/2049 (A)	4,700,000	4,700,564
Series 2018-T2, Class AT2,
3.60%, 08/15/2050 (A)	4,635,000	4,656,182
Orange Lake Timeshare Trust Series 2014-AA, Class A, 2.29%, 07/09/2029 (A)	505,761	500,318
Series 2015-AA, Class A,
2.88%, 09/08/2027 (A)	1,001,682	992,116
Series 2018-A, Class A,
3.10%, 11/08/2030 (A)	3,269,801	3,281,051
Series 2018-A, Class B,
3.35%, 11/08/2030 (A)	2,675,269	2,683,943
Palmer Square CLO, Ltd. Series 2015-2A, Class A1AR, 3-Month LIBOR + 1.27%, 3.86% (B), 07/20/2030 (A)	6,445,000	6,442,190
RAAC Trust Series 2007-RP4, Class A, 1-Month LIBOR + 0.35%, 2.83% (B), 11/25/2046 (A)	723,753	685,461
SBA Tower Trust Series 2014-1A, Class C, 2.90% (B), 10/15/2044 (A)	24,599,000	24,574,411
Sierra Timeshare Receivables Funding LLC Series 2015-1A, Class A, 2.40%, 03/22/2032 (A)	295,994	294,971
Series 2015-1A, Class B,
3.05%, 03/22/2032 (A)	307,117	306,257
Series 2015-3A, Class A,
2.58%, 09/20/2032 (A)	669,018	666,037
Series 2016-2A, Class A,
2.33%, 07/20/2033 (A)	1,098,147	1,083,182
SolarCity LMC Series III LLC Series 2014-2, Class A, 4.02%, 07/20/2044 (A)	3,627,150	3,600,296
SpringCastle America Funding LLC Series 2016-AA, Class A, 3.05%, 04/25/2029 (A)	1,667,577	1,666,410
SPS Servicer Advance Receivables Trust Series 2016-T2, Class AT2, 2.75%, 11/15/2049 (A)	2,000,000	1,996,237

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2019

Transamerica Intermediate Bond

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2019

(unaudited)

	Principal	Value
ASSET-BACKED SECURITIES (continued)
Symphony CLO XIX, Ltd. Series 2018-19A, Class A, 3-Month LIBOR + 0.96%, 3.56% (B), 04/16/2031 (A)	$ 3,000,000	$ 2,958,717
Towd Point Mortgage Trust Series 2015-3, Class A1B, 3.00% (B), 03/25/2054 (A)	3,743,700	3,721,648
Series 2015-4, Class A1B,
2.75% (B), 04/25/2055 (A)	942,750	935,291
Series 2015-5, Class A1B,
2.75% (B), 05/25/2055 (A)	5,486,472	5,439,383
Series 2015-6, Class A1B,
2.75% (B), 04/25/2055 (A)	2,998,363	2,968,669
Series 2016-2, Class A1A,
2.75% (B), 08/25/2055 (A)	3,053,785	3,021,433
Series 2016-3, Class A1,
2.25% (B), 04/25/2056 (A)	5,207,454	5,129,761
Series 2016-4, Class A1,
2.25% (B), 07/25/2056 (A)	3,821,928	3,753,400
Series 2017-1, Class A1,
2.75% (B), 10/25/2056 (A)	4,382,038	4,322,282
Series 2017-2, Class A1,
2.75% (B), 04/25/2057 (A)	5,180,534	5,118,328
Series 2017-3, Class A1,
2.75% (B), 07/25/2057 (A)	3,599,252	3,550,729
Series 2017-6, Class A1,
2.75% (B), 10/25/2057 (A)	7,686,524	7,620,236
Series 2018-1, Class A1,
3.00% (B), 01/25/2058 (A)	12,570,384	12,454,315
VB-S1 Issuer LLC Series 2018-1A, Class C, 3.41%, 02/15/2048 (A)	9,945,000	9,921,290
VSE VOI Mortgage LLC Series 2016-A, Class A, 2.54%, 07/20/2033 (A)	4,196,767	4,153,280
Welk Resorts LLC Series 2017-AA, Class A, 2.82%, 06/15/2033 (A)	5,790,257	5,753,807
Wellfleet CLO, Ltd. Series 2016-2A, Class A1R, 3-Month LIBOR + 1.14%, 3.73% (B), 10/20/2028 (A)	8,060,000	8,004,724

Total Asset-Backed Securities (Cost $253,577,716)		252,763,167

CORPORATE DEBT SECURITIES - 33.6%
Aerospace & Defense - 0.4%
Boeing Co. 3.50%, 03/01/2039	6,234,000	5,936,236
United Technologies Corp. 4.13%, 11/16/2028	3,816,000	3,980,787

		9,917,023

Air Freight & Logistics - 0.3%
FedEx Corp.
4.90%, 01/15/2034	4,063,000	4,430,245
5.10%, 01/15/2044	2,948,000	3,098,202

		7,528,447

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Airlines - 1.4%
American Airlines Pass-Through Trust
3.20%, 12/15/2029	$ 2,036,669	$ 1,989,419
3.70%, 04/01/2028	6,568,778	6,603,592
4.95%, 07/15/2024	3,051,921	3,163,316
Continental Airlines Pass-Through Trust 4.00%, 04/29/2026	4,203,134	4,296,864
Delta Air Lines Pass-Through Trust
4.75%, 11/07/2021	6,367,820	6,461,872
6.82%, 02/10/2024	8,389,000	9,152,399
7.75%, 06/17/2021	298,496	305,998
Southwest Airlines Co. Pass-Through Trust 6.15%, 02/01/2024	254,156	267,232
United Airlines Pass-Through Trust 3.75%, 03/03/2028	5,686,233	5,749,350
US Airways Pass-Through Trust 5.38%, 05/15/2023	2,453,040	2,531,827

		40,521,869

Auto Components - 0.1%
BorgWarner, Inc. 3.38%, 03/15/2025	3,900,000	3,881,138

Automobiles - 0.3%
Ford Motor Co. 4.35%, 12/08/2026 (C)	4,273,000	4,204,764
General Motors Co.
4.88%, 10/02/2023	2,725,000	2,870,715
6.25%, 10/02/2043	1,075,000	1,132,910

		8,208,389

Banks - 5.6%
AIB Group PLC Fixed until 04/10/2024, 4.26% (B), 04/10/2025 (A)	8,172,000	8,255,519
Bank of America Corp.
Fixed until 01/23/2025, 3.37% (B), 01/23/2026	15,359,000	15,372,010
Fixed until 12/20/2027, 3.42% (B), 12/20/2028	9,157,000	8,992,290
Barclays Bank PLC 10.18%, 06/12/2021 (A)	8,565,000	9,686,165
CIT Group, Inc. 4.13%, 03/09/2021	555,000	562,631
Citigroup, Inc.
Fixed until 04/24/2024, 3.35% (B), 04/24/2025	5,885,000	5,914,961
Fixed until 01/10/2027, 3.89% (B), 01/10/2028	8,526,000	8,690,041
4.50%, 01/14/2022	2,945,000	3,065,665
Fixed until 01/30/2023 (D), 5.95% (B)	1,700,000	1,761,625
Commerzbank AG 8.13%, 09/19/2023 (A)	8,120,000	9,284,539
Cooperatieve Rabobank UA Fixed until 06/30/2019 (D), 11.00% (A) (B)	10,883,000	11,014,684
Discover Bank 3.45%, 07/27/2026	4,771,000	4,666,188
Fifth Third Bancorp 3.95%, 03/14/2028	6,364,000	6,609,737
First Horizon National Corp. 3.50%, 12/15/2020	4,785,000	4,820,783

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2019

Transamerica Intermediate Bond

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2019

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Banks (continued)
HSBC Holdings PLC
4.25%, 03/14/2024	$ 485,000	$ 500,094
5.25%, 03/14/2044	790,000	882,971
Intesa Sanpaolo SpA 5.02%, 06/26/2024 (A)	2,945,000	2,842,054
JPMorgan Chase & Co.
Fixed until 07/23/2023, 3.80% (B), 07/23/2024	8,233,000	8,452,453
4.13%, 12/15/2026	8,112,000	8,398,643
6.40%, 05/15/2038	4,241,000	5,557,814
Lloyds Banking Group PLC Fixed until 11/07/2022, 2.91% (B), 11/07/2023	5,812,000	5,708,482
Royal Bank of Scotland Group PLC
Fixed until 06/25/2023, 4.52% (B), 06/25/2024	2,959,000	3,050,749
6.40%, 10/21/2019	2,607,000	2,647,231
Toronto-Dominion Bank Fixed until 09/15/2026, 3.63% (B), 09/15/2031	8,071,000	7,968,882
Wells Fargo & Co.
4.10%, 06/03/2026, MTN	1,814,000	1,857,130
4.15%, 01/24/2029, MTN	4,341,000	4,514,227
Fixed until 06/15/2024 (D), 5.90% (B)	1,080,000	1,122,120
Wells Fargo Bank NA
2.60%, 01/15/2021	2,791,000	2,785,126
5.95%, 08/26/2036	2,984,000	3,609,033

		158,593,847

Beverages - 1.1%
Anheuser-Busch Cos. LLC / Anheuser-Busch InBev Worldwide, Inc. 3.65%, 02/01/2026 (A)	4,271,000	4,284,980
Anheuser-Busch InBev Worldwide, Inc.
4.44%, 10/06/2048	6,551,000	6,234,721
4.75%, 01/23/2029	5,407,000	5,789,320
Constellation Brands, Inc. 3.70%, 12/06/2026	5,708,000	5,736,281
Pernod Ricard SA
4.45%, 01/15/2022 (A)	3,146,000	3,259,947
5.75%, 04/07/2021 (A)	6,311,000	6,639,598

		31,944,847

Biotechnology - 0.4%
AbbVie, Inc. 3.20%, 05/14/2026	2,820,000	2,736,016
Biogen, Inc. 4.05%, 09/15/2025	5,469,000	5,623,566
Gilead Sciences, Inc. 4.15%, 03/01/2047	1,598,000	1,528,742

		9,888,324

Building Products - 0.2%
Owens Corning 4.20%, 12/15/2022	4,114,000	4,226,569

Capital Markets - 2.9%
Ameriprise Financial, Inc.
3.00%, 03/22/2022	3,537,000	3,550,271
3.70%, 10/15/2024	4,402,000	4,566,262

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Capital Markets (continued)
Bank of New York Mellon Corp. 2.50%, 04/15/2021, MTN	$ 4,482,000	$ 4,470,167
Charles Schwab Corp. 3.85%, 05/21/2025	8,023,000	8,423,872
Credit Suisse Group Funding Guernsey, Ltd.
3.75%, 03/26/2025	5,047,000	5,106,713
3.80%, 06/09/2023	5,920,000	6,032,273
Goldman Sachs Group, Inc.
5.25%, 07/27/2021	9,121,000	9,590,186
6.75%, 10/01/2037	4,556,000	5,622,700
Lazard Group LLC 4.50%, 09/19/2028	6,486,000	6,706,966
Morgan Stanley
3.13%, 01/23/2023, MTN	2,093,000	2,101,167
3.70%, 10/23/2024, MTN	8,216,000	8,436,337
5.00%, 11/24/2025	4,506,000	4,870,408
UBS AG 7.63%, 08/17/2022	11,848,000	13,182,322

		82,659,644

Chemicals - 0.1%
Syngenta Finance NV 3.93%, 04/23/2021 (A)	3,870,000	3,903,766

Commercial Services & Supplies - 0.4%
CK Hutchison International 17 II, Ltd. 2.25%, 09/29/2020 (A)	2,775,000	2,749,961
ERAC USA Finance LLC
2.70%, 11/01/2023 (A)	4,400,000	4,312,878
3.85%, 11/15/2024 (A)	3,020,000	3,103,186

		10,166,025

Communications Equipment - 0.2%
Nokia OYJ 3.38%, 06/12/2022	5,221,000	5,212,960

Construction & Engineering - 0.3%
SBA Tower Trust
3.17%, 04/09/2047 (A)	4,040,000	4,041,263
3.45%, 03/15/2048 (A)	5,806,000	5,841,022

		9,882,285

Construction Materials - 0.5%
CRH America Finance, Inc. 4.50%, 04/04/2048 (A)	2,825,000	2,672,666
LafargeHolcim Finance US LLC 4.75%, 09/22/2046 (A)	5,530,000	5,085,825
Martin Marietta Materials, Inc. 4.25%, 07/02/2024 - 12/15/2047	5,994,000	5,995,622

		13,754,113

Consumer Finance - 0.6%
Ally Financial, Inc. 4.13%, 03/30/2020	6,050,000	6,080,250
American Express Co. 4.05%, 12/03/2042	2,075,000	2,129,589
BMW US Capital LLC 2.80%, 04/11/2026 (A)	4,784,000	4,599,640
Capital One Financial Corp. 3.30%, 10/30/2024	5,408,000	5,401,688

		18,211,167

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2019

Transamerica Intermediate Bond

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2019

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Containers & Packaging - 0.3%
International Paper Co. 4.75%, 02/15/2022	$ 2,326,000	$ 2,431,859
Reynolds Group Issuer, Inc. / Reynolds Group Issuer LLC
5.13%, 07/15/2023 (A)	2,095,000	2,125,398
5.75%, 10/15/2020	3,900,659	3,912,361
6.88%, 02/15/2021	1,231,940	1,236,560

		9,706,178

Diversified Consumer Services - 0.0% (E)
President & Fellows of Harvard College 3.62%, 10/01/2037	651,000	658,612

Diversified Financial Services - 0.7%
AerCap Ireland Capital DAC / AerCap Global Aviation Trust 4.45%, 04/03/2026	1,729,000	1,752,873
Aviation Capital Group LLC 7.13%, 10/15/2020 (A)	8,952,000	9,453,977
AXA Equitable Holdings, Inc. 5.00%, 04/20/2048	7,949,000	7,883,951

		19,090,801

Diversified Telecommunication Services - 1.1%
AT&T, Inc. 3.40%, 05/15/2025	6,204,000	6,232,040
GTP Acquisition Partners I LLC 2.35%, 06/15/2045 (A)	1,585,000	1,568,387
Hughes Satellite Systems Corp. 7.63%, 06/15/2021	2,980,000	3,181,150
Sprint Capital Corp. 6.88%, 11/15/2028	822,000	787,065
Verizon Communications, Inc.
3.50%, 11/01/2024	10,126,000	10,370,851
5.50%, 03/16/2047	7,119,000	8,473,898

		30,613,391

Electric Utilities - 1.4%
Appalachian Power Co. 3.40%, 06/01/2025	6,562,000	6,633,148
Cleveland Electric Illuminating Co. 5.95%, 12/15/2036	458,000	534,596
Duke Energy Corp. 3.75%, 04/15/2024 - 09/01/2046	12,058,000	11,579,004
Duke Energy Progress LLC 3.60%, 09/15/2047	2,025,000	1,923,694
Entergy Arkansas LLC 3.70%, 06/01/2024	1,110,000	1,150,662
Niagara Mohawk Power Corp. 4.88%, 08/15/2019 (A)	1,540,000	1,548,816
Oncor Electric Delivery Co. LLC
4.10%, 06/01/2022	7,223,000	7,483,223
5.30%, 06/01/2042	525,000	627,421
PacifiCorp
3.60%, 04/01/2024	4,221,000	4,358,123
5.75%, 04/01/2037	400,000	489,950
Public Service Electric & Gas Co. 3.00%, 05/15/2025, MTN	4,661,000	4,651,712

		40,980,349

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Electronic Equipment, Instruments & Components - 0.5%
Arrow Electronics, Inc. 3.88%, 01/12/2028	$ 6,625,000	$ 6,419,076
Keysight Technologies, Inc. 4.55%, 10/30/2024	7,551,000	7,859,927

		14,279,003

Energy Equipment & Services - 0.3%
Schlumberger Holdings Corp. 3.90%, 05/17/2028 (A)	6,223,000	6,201,598
Schlumberger Investment SA 3.65%, 12/01/2023	835,000	862,757
Weatherford International, Ltd. 5.95%, 04/15/2042	960,000	604,800

		7,669,155

Equity Real Estate Investment Trusts - 1.8%
American Tower Trust #1 3.65%, 03/15/2048 (A)	2,000,000	1,999,479
CBL & Associates, LP 5.25%, 12/01/2023 (C)	7,049,000	5,004,790
EPR Properties 4.75%, 12/15/2026	4,304,000	4,435,061
HCP, Inc. 3.40%, 02/01/2025	5,985,000	5,988,047
Hospitality Properties Trust 5.00%, 08/15/2022	9,379,000	9,749,623
Kilroy Realty, LP 4.25%, 08/15/2029	12,920,000	13,186,627
Realty Income Corp. 3.88%, 07/15/2024	4,095,000	4,265,512
VEREIT Operating Partnership, LP
3.95%, 08/15/2027	4,300,000	4,255,660
4.63%, 11/01/2025	2,139,000	2,218,891

		51,103,690

Food & Staples Retailing - 0.4%
Sysco Corp. 3.30%, 07/15/2026	4,407,000	4,381,038
Walmart, Inc. 3.63%, 12/15/2047	7,040,000	6,890,446

		11,271,484

Food Products - 0.0% (E)
Kraft Heinz Foods Co. 2.80%, 07/02/2020	965,000	963,671

Health Care Equipment & Supplies - 0.5%
Abbott Laboratories 3.75%, 11/30/2026	4,467,000	4,654,961
Boston Scientific Corp. 4.70%, 03/01/2049	4,497,000	4,728,457
Edwards Lifesciences Corp. 4.30%, 06/15/2028	4,398,000	4,606,462

		13,989,880

Health Care Providers & Services - 0.8%
Cigna Corp. 4.13%, 11/15/2025 (A)	3,636,000	3,758,257
Coventry Health Care, Inc. 5.45%, 06/15/2021	1,632,000	1,703,547
CVS Health Corp.
2.13%, 06/01/2021	4,290,000	4,221,489
4.10%, 03/25/2025	2,224,000	2,264,972

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2019

Transamerica Intermediate Bond

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2019

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Health Care Providers & Services (continued)
HCA Healthcare, Inc. 6.25%, 02/15/2021	$ 1,980,000	$ 2,076,525
HCA, Inc. 5.25%, 04/15/2025	3,185,000	3,410,968
Quest Diagnostics, Inc. 4.20%, 06/30/2029	6,310,000	6,467,668

		23,903,426

Household Durables - 0.3%
D.R. Horton, Inc. 4.38%, 09/15/2022	4,697,000	4,812,412
Whirlpool Corp. 4.75%, 02/26/2029	2,882,000	2,994,916

		7,807,328

Industrial Conglomerates - 0.2%
General Electric Co. 6.88%, 01/10/2039, MTN	5,796,000	6,857,241

Insurance - 0.7%
Allstate Corp. 3.28%, 12/15/2026	4,566,000	4,628,640
Athene Global Funding 3.00%, 07/01/2022 (A)	4,653,000	4,648,431
CNA Financial Corp. 5.88%, 08/15/2020	4,347,000	4,513,970
Fidelity National Financial, Inc. 5.50%, 09/01/2022	1,690,000	1,787,905
Lincoln National Corp. 3.63%, 12/12/2026	4,597,000	4,663,658

		20,242,604

Interactive Media & Services - 0.2%
Baidu, Inc. 4.38%, 05/14/2024	5,327,000	5,545,439

Internet & Direct Marketing Retail - 0.2%
Booking Holdings, Inc. 3.60%, 06/01/2026	2,772,000	2,832,956
Expedia Group, Inc. 3.80%, 02/15/2028	4,224,000	4,159,688

		6,992,644

IT Services - 0.1%
DXC Technology Co. 4.75%, 04/15/2027	3,507,000	3,682,729

Life Sciences Tools & Services - 0.2%
Thermo Fisher Scientific, Inc. 5.30%, 02/01/2044	5,301,000	6,101,058

Machinery - 0.1%
Doosan Heavy Industries & Construction Co., Ltd. 2.13%, 04/27/2020 (A)	2,430,000	2,409,937

Media - 0.7%
Clear Channel Worldwide Holdings, Inc. 6.50%, 11/15/2022	4,300,000	4,391,375
NBCUniversal Enterprise, Inc. 5.25%, 03/19/2021 (A) (D)	3,715,000	3,823,961
NBCUniversal Media LLC
4.38%, 04/01/2021	6,297,000	6,493,595
4.45%, 01/15/2043	4,080,000	4,236,849

		18,945,780

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Metals & Mining - 0.3%
Anglo American Capital PLC
4.00%, 09/11/2027 (A)	$ 5,075,000	$ 4,987,460
4.75%, 04/10/2027 (A)	1,705,000	1,763,339
Freeport-McMoRan, Inc. 3.88%, 03/15/2023	1,125,000	1,113,750

		7,864,549

Multi-Utilities - 0.5%
CMS Energy Corp.
3.88%, 03/01/2024	539,000	552,975
4.88%, 03/01/2044	725,000	795,164
Dominion Energy, Inc. 2.58%, 07/01/2020	3,948,000	3,931,543
DTE Electric Co. 4.30%, 07/01/2044	6,720,000	7,086,115
Public Service Enterprise Group, Inc. 2.65%, 11/15/2022	1,550,000	1,535,727

		13,901,524

Oil, Gas & Consumable Fuels - 3.4%
Anadarko Petroleum Corp. 5.55%, 03/15/2026	8,446,000	9,501,660
BP Capital Markets PLC 3.12%, 05/04/2026	9,549,000	9,504,671
Energy Transfer Operating, LP
4.90%, 02/01/2024	2,755,000	2,911,320
5.15%, 03/15/2045	1,238,000	1,204,137
5.95%, 10/01/2043	960,000	1,020,444
7.60%, 02/01/2024	3,005,000	3,441,955
Enterprise Products Operating LLC 4.25%, 02/15/2048	10,898,000	10,684,266
EOG Resources, Inc. 2.45%, 04/01/2020	3,127,000	3,119,430
Exxon Mobil Corp. 3.04%, 03/01/2026	7,955,000	7,995,020
Kinder Morgan Energy Partners, LP 4.15%, 02/01/2024	5,190,000	5,376,739
Nexen, Inc. 5.88%, 03/10/2035	110,000	130,915
Petrobras Global Finance BV 6.25%, 03/17/2024	3,290,000	3,538,231
Petroleos Mexicanos
3.50%, 01/30/2023	6,930,000	6,663,888
6.88%, 08/04/2026	4,835,000	5,032,752
Petronas Capital, Ltd. 5.25%, 08/12/2019 (A)	7,450,000	7,497,836
Sabine Pass Liquefaction LLC 4.20%, 03/15/2028	2,976,000	3,014,425
Shell International Finance BV
2.50%, 09/12/2026	7,173,000	6,914,521
3.75%, 09/12/2046	2,122,000	2,092,616
TransCanada PipeLines, Ltd.
3.75%, 10/16/2023	1,010,000	1,036,399
4.63%, 03/01/2034	875,000	908,969
Western Midstream Operating, LP 5.38%, 06/01/2021	1,956,000	2,032,016
Williams Cos., Inc.
5.40%, 03/04/2044	814,000	866,397
7.88%, 09/01/2021	796,000	879,803

		95,368,410

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2019

Transamerica Intermediate Bond

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2019

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Pharmaceuticals - 0.7%
AstraZeneca PLC 4.00%, 01/17/2029	$ 1,620,000	$ 1,690,631
Bayer Finance LLC 3.00%, 10/08/2021 (A)	4,548,000	4,520,055
Merck & Co., Inc. 3.40%, 03/07/2029	2,849,000	2,904,254
Mylan, Inc. 4.55%, 04/15/2028	4,728,000	4,620,259
Takeda Pharmaceutical Co., Ltd. 5.00%, 11/26/2028 (A)	5,422,000	5,924,432

		19,659,631

Road & Rail - 0.1%
Burlington Northern Santa Fe LLC
3.00%, 03/15/2023	269,000	271,722
3.75%, 04/01/2024	2,294,000	2,391,554
Hertz Corp. 5.50%, 10/15/2024 (A)	1,065,000	910,575

		3,573,851

Semiconductors & Semiconductor Equipment - 0.8%
Intel Corp. 2.88%, 05/11/2024	7,326,000	7,362,192
KLA-Tencor Corp. 4.10%, 03/15/2029	4,195,000	4,315,481
Lam Research Corp. 3.75%, 03/15/2026	4,773,000	4,900,255
NXP BV / NXP Funding LLC 4.88%, 03/01/2024 (A)	2,341,000	2,476,942
QUALCOMM, Inc. 3.25%, 05/20/2027	4,972,000	4,943,879

		23,998,749

Software - 0.4%
Microsoft Corp. 3.30%, 02/06/2027	5,579,000	5,719,228
Tencent Holdings, Ltd. 3.28%, 04/11/2024 (A)	5,690,000	5,697,155

		11,416,383

Technology Hardware, Storage & Peripherals - 0.6%
Apple, Inc.
2.40%, 05/03/2023	3,105,000	3,071,950
2.85%, 02/23/2023	4,725,000	4,755,410
Dell International LLC / EMC Corp. 6.02%, 06/15/2026 (A)	3,518,000	3,811,639
Western Digital Corp. 4.75%, 02/15/2026 (C)	6,380,000	6,156,700

		17,795,699

Tobacco - 0.4%
Altria Group, Inc.
3.80%, 02/14/2024	2,787,000	2,838,978
4.40%, 02/14/2026	2,974,000	3,071,824
Reynolds American, Inc. 8.13%, 06/23/2019	2,315,000	2,332,101
RJ Reynolds Tobacco Co. 8.13%, 06/23/2019	1,745,000	1,757,890

		10,000,793

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Transportation Infrastructure - 0.1%
Penske Truck Leasing Co., LP / PTL Finance Corp. 3.45%, 07/01/2024 (A) (F)	$ 3,097,000	$ 3,098,412

Wireless Telecommunication Services - 1.0%
America Movil SAB de CV
3.13%, 07/16/2022	4,075,000	4,095,868
4.38%, 07/16/2042 (C)	2,600,000	2,679,392
Crown Castle Towers LLC
3.22%, 05/15/2042 (A)	13,442,000	13,491,685
3.72%, 07/15/2043 (A)	3,680,000	3,738,640
Sprint Corp.
7.25%, 09/15/2021	1,520,000	1,592,200
7.88%, 09/15/2023	1,290,000	1,343,793

		26,941,578

Total Corporate Debt Securities (Cost $950,433,475)		954,934,392

FOREIGN GOVERNMENT OBLIGATIONS - 1.2%
Brazil - 0.1%
Brazil Government International Bond 4.25%, 01/07/2025 (C)	1,440,000	1,458,274

Colombia - 0.3%
Colombia Government International Bond
4.00%, 02/26/2024	810,000	833,895
4.50%, 01/28/2026 (C)	7,375,000	7,751,125

		8,585,020

Indonesia - 0.3%
Indonesia Government International Bond
4.75%, 01/08/2026 (A)	4,560,000	4,856,304
5.38%, 10/17/2023 (A)	2,500,000	2,714,208

		7,570,512

Mexico - 0.2%
Mexico Government International Bond 3.75%, 01/11/2028	6,720,000	6,597,024

Panama - 0.1%
Panama Government International Bond 3.88%, 03/17/2028	2,135,000	2,210,814

Peru - 0.0% (E)
Peru Government International Bond 7.35%, 07/21/2025	1,010,000	1,257,965

Poland - 0.1%
Republic of Poland Government International Bond 3.00%, 03/17/2023	1,920,000	1,936,435

Qatar - 0.0% (E)
Qatar Government International Bond 3.88%, 04/23/2023 (A)	913,000	942,537

Saudi Arabia - 0.1%
Saudi Arabia Government International Bond 2.38%, 10/26/2021 (A)	4,475,000	4,409,620

Total Foreign Government Obligations (Cost $34,721,114)		34,968,201

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2019

Transamerica Intermediate Bond

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2019

(unaudited)

	Principal	Value
MORTGAGE-BACKED SECURITIES - 10.6%
Alternative Loan Trust
Series 2005-36, Class 2A1A,
1-Month LIBOR + 0.31%, 2.79% (B), 08/25/2035	$ 669,184	$ 585,341
Series 2005-50CB, Class 1A1,
5.50%, 11/25/2035	1,134,025	1,055,541
Series 2005-51, Class 3A3A,
1-Month LIBOR + 0.64%, 3.13% (B), 11/20/2035	642,000	601,332
Series 2007-22, Class 2A16,
6.50%, 09/25/2037	5,817,778	3,908,201
Series 2007-5CB, Class 1A31,
5.50%, 04/25/2037	1,112,491	874,387
Aventura Mall Trust Series 2013-AVM, Class A, 3.87% (B), 12/05/2032 (A)	7,050,000	7,135,620
Banc of America Funding Trust Series 2005-E, Class 4A1, 4.71% (B), 03/20/2035	38,157	38,515
BB-UBS Trust
Series 2012-TFT, Class A,
2.89%, 06/05/2030 (A)	15,060,000	14,992,376
Series 2012-TFT, Class C,
3.58% (B), 06/05/2030 (A)	7,195,000	7,059,489
BBCMS Trust
Series 2013-TYSN, Class B,
4.04%, 09/05/2032 (A)	2,530,000	2,553,537
Series 2015-MSQ, Class B,
3.89%, 09/15/2032 (A)	1,100,000	1,115,324
BCAP LLC Trust Series 2011-R11, Class 23A1, 4.94% (B), 06/26/2035 (A)	149,878	151,520
Bear Stearns Alt-A Trust Series 2004-11, Class 2A2, 4.70% (B), 11/25/2034	41,829	41,617
Caesars Palace Las Vegas Trust Series 2017-VICI, Class A, 3.53%, 10/15/2034 (A)	13,430,000	13,689,233
CGRBS Commercial Mortgage Trust Series 2013-VN05, Class B, 3.70% (B), 03/13/2035 (A)	6,250,000	6,377,096
CHL Mortgage Pass-Through Trust
Series 2003-60, Class 1A1,
4.88% (B), 02/25/2034	41,960	42,477
Series 2005-3, Class 1A2,
1-Month LIBOR + 0.58%, 3.06% (B), 04/25/2035	132,402	127,146
Citigroup Commercial Mortgage Trust
Series 2014-GC19, Class A3,
3.75%, 03/10/2047	901,669	933,555
Series 2014-GC19, Class A4,
4.02%, 03/10/2047	2,065,000	2,161,904
Citigroup Mortgage Loan Trust, Inc.
Series 2014-A, Class A,
4.00% (B), 01/25/2035 (A)	737,489	758,407
Series 2015-A, Class A1,
3.50% (B), 06/25/2058 (A)	2,801,446	2,814,846
Series 2015-PS1, Class A1,
3.75% (B), 09/25/2042 (A)	1,276,589	1,296,499
Series 2018-RP1, Class A1,
3.00% (B), 09/25/2064 (A)	11,411,513	11,327,731

	Principal	Value
MORTGAGE-BACKED SECURITIES (continued)
COMM Mortgage Trust
Series 2013-CR11, Class AM,
4.72% (B), 08/10/2050	$ 565,000	$ 601,759
Series 2013-GAM, Class A1,
1.71%, 02/10/2028 (A)	677,875	669,403
Series 2013-GAM, Class A2,
3.37%, 02/10/2028 (A)	4,005,000	4,003,473
Series 2013-WWP, Class A2,
3.42%, 03/10/2031 (A)	2,760,000	2,834,688
Series 2013-WWP, Class B,
3.73%, 03/10/2031 (A)	2,400,000	2,489,642
Series 2014-UBS2, Class A5,
3.96%, 03/10/2047	4,680,000	4,894,538
Series 2015-3BP, Class A,
3.18%, 02/10/2035 (A)	25,340,000	25,593,572
Series 2016-GCT, Class C,
3.58% (B), 08/10/2029 (A)	4,900,000	4,877,886
Commercial Mortgage Pass-Through Certificates Series 2012-LTRT, Class A2, 3.40%, 10/05/2030 (A)	7,035,000	7,024,255
Core Industrial Trust Series 2015-CALW, Class B, 3.25%, 02/10/2034 (A)	9,280,000	9,324,759
Credit Suisse Mortgage Capital Certificates Series 2009-11R, Class 5A1, 3.75% (B), 08/26/2036 (A)	271,424	272,168
CSMC Trust
Series 2014-11R, Class 17A1,
1-Month LIBOR + 0.15%, 2.64% (B), 12/27/2036 (A)	1,295,383	1,239,134
Series 2014-4R, Class 21A1,
1-Month LIBOR + 0.33%, 3.15% (B), 12/27/2035 (A)	3,501,843	3,473,663
GMACM Mortgage Loan Trust
Series 2003-AR2, Class 1A1,
4.05% (B), 12/19/2033	18,473	17,747
Series 2005-AR1, Class 3A,
4.71% (B), 03/18/2035	22,452	23,041
GS Mortgage Securities Corp. II Series 2013-KING, Class E, 3.55% (B), 12/10/2027 (A)	3,320,000	3,300,686
GS Mortgage Securities Corp. Trust Series 2012-SHOP, Class C, 3.63%, 06/05/2031 (A)	3,235,000	3,234,205
GS Mortgage Securities Trust Series 2013-G1, Class A2, 3.56% (B), 04/10/2031 (A)	4,664,567	4,712,080
HarborView Mortgage Loan Trust Series 2004-4, Class 2A, 1-Month LIBOR + 0.56%, 3.05% (B), 06/19/2034	299,074	289,492
Houston Galleria Mall Trust Series 2015-HGLR, Class A1A2, 3.09%, 03/05/2037 (A)	4,498,000	4,485,024
Impac CMB Trust
Series 2003-8, Class 1A1,
1-Month LIBOR + 0.68%, 3.16% (B), 10/25/2033	68,167	67,878

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2019

Transamerica Intermediate Bond

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2019

(unaudited)

	Principal	Value
MORTGAGE-BACKED SECURITIES (continued)
Impac CMB Trust (continued)
Series 2004-6, Class 1A1,
1-Month LIBOR + 0.80%, 3.28% (B), 10/25/2034	$ 20,855	$ 20,493
Independent National Mortgage Corp. Index Mortgage Loan Trust Series 2007-AR15, Class 2A1, 3.79% (B), 08/25/2037	444,039	382,509
JPMorgan Chase Commercial Mortgage Securities Trust
Series 2012-WLDN, Class A,
3.91%, 05/05/2030 (A)	6,743,201	6,873,279
Series 2014-DSTY, Class B,
3.77%, 06/10/2027 (A)	4,800,000	4,785,875
JPMorgan Mortgage Trust
Series 2004-A1, Class 1A1,
4.23% (B), 02/25/2034	40,408	40,634
Series 2006-A2, Class 5A1,
4.63% (B), 11/25/2033	30,191	31,356
Series 2006-S3, Class 1A12,
6.50%, 08/25/2036	225,593	165,306
MASTR Adjustable Rate Mortgages Trust Series 2007-R5, Class A1, 4.46% (B), 11/25/2035 (A)	337,037	271,089
Merrill Lynch Mortgage Investors Trust
Series 2003-F, Class A1,
1-Month LIBOR + 0.64%, 3.12% (B), 10/25/2028	19,493	19,364
Series 2004-A1, Class 2A1,
4.62% (B), 02/25/2034	126,107	126,954
Series 2005-A3, Class A1,
1-Month LIBOR + 0.27%, 2.75% (B), 04/25/2035	11,741	11,683
Series 2005-A4, Class 2A2,
4.49% (B), 07/25/2035	102,243	100,098
Mill City Mortgage Loan Trust Series 2016-1, Class A1, 2.50% (B), 04/25/2057 (A)	1,146,086	1,130,897
Morgan Stanley Bank of America Merrill Lynch Trust
Series 2012-C6, Class AS,
3.48%, 11/15/2045	1,800,000	1,822,641
Series 2013-C11, Class B,
4.50% (B), 08/15/2046	1,035,000	1,071,662
Morgan Stanley Capital Barclays Bank Trust Series 2016-MART, Class A, 2.20%, 09/13/2031 (A)	13,747,000	13,573,018
Morgan Stanley Re-REMIC Trust
Series 2009-R3, Class 1A,
5.50% (B), 10/26/2035 (A)	11,545	11,534
Series 2012-R3, Class 1A,
3.63% (B), 11/26/2036 (A)	12,899	12,850
Morgan Stanley Resecuritization Trust
Series 2014-R3, Class 2A,
2.98% (B), 07/26/2048 (A)	4,172,216	4,088,862
Series 2014-R4, Class 4A,
4.39% (B), 11/21/2035 (A)	606,769	613,734

	Principal	Value
MORTGAGE-BACKED SECURITIES (continued)
Motel 6 Trust Series 2017-MTL6, Class C, 1-Month LIBOR + 1.40%, 3.87% (B), 08/15/2034 (A)	$ 18,732,837	$ 18,744,481
Nationstar Mortgage Loan Trust Series 2013-A, Class A, 3.75% (B), 12/25/2052 (A)	2,082,692	2,108,516
New Residential Mortgage Loan Trust
Series 2014-1A, Class A,
3.75% (B), 01/25/2054 (A)	801,997	812,239
Series 2014-2A, Class A3,
3.75% (B), 05/25/2054 (A)	627,737	633,897
Series 2014-3A, Class AFX3,
3.75% (B), 11/25/2054 (A)	2,030,339	2,058,529
Series 2015-2A, Class A1,
3.75% (B), 08/25/2055 (A)	2,912,148	2,960,384
Series 2016-1A, Class A1,
3.75% (B), 03/25/2056 (A)	2,167,500	2,187,562
Series 2016-2A, Class A1,
3.75% (B), 11/26/2035 (A)	2,623,243	2,663,185
Series 2016-3A, Class A1B,
3.25% (B), 09/25/2056 (A)	3,703,871	3,707,677
Series 2017-1A, Class A1,
4.00% (B), 02/25/2057 (A)	11,150,343	11,395,238
Series 2017-2A, Class A3,
4.00% (B), 03/25/2057 (A)	1,912,469	1,962,993
Series 2017-3A, Class A1,
4.00% (B), 04/25/2057 (A)	11,144,183	11,414,558
Series 2017-4A, Class A1,
4.00% (B), 05/25/2057 (A)	4,194,317	4,304,014
One Market Plaza Trust Series 2017-1MKT, Class A, 3.61%, 02/10/2032 (A)	10,807,000	11,040,252
Palisades Center Trust Series 2016-PLSD, Class A, 2.71%, 04/13/2033 (A)	6,500,000	6,441,118
Provident Funding Mortgage Loan Trust Series 2005-1, Class 3A1, 1-Month LIBOR + 0.58%, 3.06% (B), 05/25/2035	1,356,560	1,354,169
Queens Center Mortgage Trust Series 2013-QCA, Class D, 3.59% (B), 01/11/2037 (A)	4,200,000	4,127,034
RALI Trust
Series 2007-QO1, Class A1,
1-Month LIBOR + 0.15%, 2.63% (B), 02/25/2047	338,371	319,322
Series 2007-QO4, Class A1A,
1-Month LIBOR + 0.19%, 2.67% (B), 05/25/2047	639,541	612,374
RBSSP Resecuritization Trust
Series 2009-6, Class 2A1,
1-Month LIBOR + 0.15%, 4.13% (B), 01/26/2036 (A)	107,874	108,627
Series 2009-7, Class 5A4,
1-Month LIBOR + 0.40%, 2.89% (B), 06/26/2037 (A)	296,241	294,257

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2019

Transamerica Intermediate Bond

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2019

(unaudited)

	Principal	Value
MORTGAGE-BACKED SECURITIES (continued)
Structured Adjustable Rate Mortgage Loan Trust
Series 2005-15, Class 1A1,
4.22% (B), 07/25/2035	$ 335,287	$ 270,325
Series 2007-3, Class 3A1,
4.50% (B), 04/25/2047	851,944	631,361
Structured Asset Mortgage Investments II Trust Series 2003-AR4, Class A1, 1-Month LIBOR + 0.70%, 3.19% (B), 01/19/2034	27,603	27,045
UBS-BAMLL Trust Series 2012-WRM, Class A, 3.66%, 06/10/2030 (A)	6,983,000	7,075,863
Waldorf Astoria Boca Raton Trust Series 2016-BOCA, Class C, 1-Month LIBOR + 2.50%, 4.97% (B), 06/15/2029 (A)	3,245,000	3,245,960
WaMu Mortgage Pass-Through Certificates Trust
Series 2005-AR8, Class 2A1A,
1-Month LIBOR + 0.58%, 3.06% (B), 07/25/2045	35,276	35,218
Series 2007-OA6, Class 1A1B,
12-MTA + 0.81%, 3.26% (B), 07/25/2047	282,993	49,622
Wells Fargo Commercial Mortgage Trust Series 2015-C26, Class B, 3.78%, 02/15/2048	3,000,000	3,035,675
Wells Fargo Mortgage-Backed Securities Trust Series 2003-N, Class 1A2, 4.83% (B), 12/25/2033	375,085	386,225

Total Mortgage-Backed Securities (Cost $304,024,982)		302,232,345

MUNICIPAL GOVERNMENT OBLIGATIONS - 0.8%
California - 0.7%
Los Angeles Community College District, General Obligation Unlimited, 6.60%, 08/01/2042	340,000	481,963
State of California, General Obligation Unlimited
7.30%, 10/01/2039	2,760,000	4,012,157
7.60%, 11/01/2040	4,320,000	6,735,528
7.70%, 11/01/2030	1,650,000	1,773,519
7.95%, 03/01/2036	5,350,000	5,575,074
University of California, Revenue Bonds, Series AD, 4.86%, 05/15/2112	315,000	344,434

		18,922,675

Georgia - 0.0% (E)
Municipal Electric Authority of Georgia, Revenue Bonds, Series A, 6.64%, 04/01/2057	293,000	323,214

	Principal	Value
MUNICIPAL GOVERNMENT OBLIGATIONS (continued)
New Jersey - 0.0% (E)
New Jersey Turnpike Authority, Revenue Bonds, Series F, 7.41%, 01/01/2040	$ 431,000	$ 646,698

New York - 0.1%
Metropolitan Transportation Authority, Revenue Bonds, Series E, 6.81%, 11/15/2040	355,000	482,076
New York City Water & Sewer System, Revenue Bonds, Series CC, 5.88%, 06/15/2044	340,000	454,934
New York State Dormitory Authority, Revenue Bonds, Series H, 5.39%, 03/15/2040	330,000	391,420
Port Authority of New York & New Jersey, Revenue Bonds, Series 181, 4.96%, 08/01/2046	570,000	683,532

		2,011,962

Total Municipal Government Obligations (Cost $22,303,035)		21,904,549

U.S. GOVERNMENT AGENCY OBLIGATIONS - 19.2%
Federal Home Loan Mortgage Corp.
6-Month LIBOR + 1.36%, 4.05% (B), 05/01/2037	30,622	31,423
6-Month LIBOR + 1.57%, 4.43% (B), 04/01/2037	49,928	51,643
6-Month LIBOR + 1.57%, 4.45% (B), 02/01/2037	7,487	7,731
12-Month LIBOR + 1.73%, 4.48% (B), 09/01/2035	342,262	357,382
12-Month LIBOR + 1.79%, 4.54% (B), 09/01/2037	17,199	18,040
6-Month LIBOR + 2.12%, 4.64% (B), 05/01/2037	10,557	11,055
12-Month LIBOR + 1.66%, 4.67% (B), 01/01/2038	99,260	103,770
12-Month LIBOR + 1.75%, 4.73% (B), 12/01/2034	11,475	12,015
5.00%, 08/01/2035 - 12/01/2035	1,806,890	1,958,916
12-Month LIBOR + 1.90%, 5.03% (B), 02/01/2041	222,451	232,639
5.50%, 11/01/2038 - 06/01/2041	1,222,061	1,343,223
6.00%, 05/01/2031	332,343	368,821
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates
2.89%, 06/25/2027	26,295,719	26,448,397
3.01%, 07/25/2025	16,012,000	16,234,509
3.06% (B), 08/25/2024	26,490,000	26,925,334
3.17%, 10/25/2024	2,140,000	2,188,629
3.49%, 01/25/2024	9,965,000	10,313,573
3.53% (B), 07/25/2023	8,335,000	8,639,359

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2019

Transamerica Intermediate Bond

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2019

(unaudited)

	Principal	Value
U.S. GOVERNMENT AGENCY OBLIGATIONS (continued)
Federal National Mortgage Association
2.50%, TBA (F)	$ 18,510,000	$ 18,315,483
3.00%, TBA (F)	171,350,000	170,280,959
3.50%, 07/01/2028 - 01/01/2029	2,694,905	2,760,962
3.50%, TBA (F)	140,875,000	142,148,928
6-Month LIBOR + 0.93%, 3.79% (B), 08/01/2037	3,771	3,815
4.00%, 06/01/2042	992,780	1,031,222
4.00%, TBA (F)	60,035,000	61,608,574
6-Month LIBOR + 1.51%, 4.18% (B), 01/01/2035	11,454	11,818
6-Month LIBOR + 1.53%, 4.35% (B), 08/01/2034	3,335	3,422
4.50%, 02/01/2025 - 06/01/2026	1,309,515	1,348,281
12-Month LIBOR + 1.74%, 4.53% (B), 08/01/2035	31,702	33,208
12-Month LIBOR + 1.75%, 4.81% (B), 03/01/2041	135,338	140,676
12-Month LIBOR + 1.82%, 4.91% (B), 03/01/2041	43,951	46,149
5.00%, 04/01/2039 - 11/01/2039	12,930,534	13,990,309
5.00%, TBA (F)	14,192,000	14,957,869
5.50%, 04/01/2036 - 12/01/2041	6,135,117	6,846,888
6.00%, 02/01/2034 - 06/01/2041	12,524,692	14,025,500
6.50%, 06/01/2038 - 05/01/2040	1,899,171	2,168,782
Government National Mortgage Association, Interest Only STRIPS 0.78% (B), 02/16/2053	6,045,131	289,423

Total U.S. Government Agency Obligations (Cost $545,327,018)		545,258,727

U.S. GOVERNMENT OBLIGATIONS - 24.0%
U.S. Treasury - 21.4%
U.S. Treasury Bond
2.25%, 08/15/2046	8,116,000	7,067,261
2.50%, 02/15/2045 - 05/15/2046	46,751,200	43,062,061
2.75%, 08/15/2042 - 11/15/2047	45,668,400	44,252,288
2.88%, 08/15/2045	16,537,000	16,385,195
3.00%, 05/15/2042 - 08/15/2048	15,243,300	15,499,055
3.13%, 02/15/2042 - 05/15/2048	25,862,800	26,939,370
3.50%, 02/15/2039	7,016,100	7,814,455
3.63%, 02/15/2044	42,584,600	47,957,579
4.50%, 02/15/2036	29,826,200	37,196,534
4.75%, 02/15/2037	24,549,000	31,707,527
5.25%, 02/15/2029	26,940,100	33,320,484
U.S. Treasury Note
1.00%, 11/30/2019	23,227,800	23,033,630
1.13%, 06/30/2021	15,202,000	14,841,546
1.50%, 08/15/2026	41,630,000	39,083,415
1.63%, 07/31/2020 - 05/15/2026	33,366,000	32,397,654
1.75%, 09/30/2019	42,607,000	42,480,510
2.00%, 02/15/2025	4,970,900	4,878,861
2.25%, 11/15/2027	16,068,400	15,793,480
2.38%, 02/29/2024	1,579,000	1,586,217
2.50%, 12/31/2020 - 01/31/2024	29,493,600	29,671,965
2.63%, 12/15/2021 - 02/15/2029	13,106,400	13,239,144
2.88%, 09/30/2023 - 08/15/2028	49,494,800	50,982,295
3.13%, 11/15/2028	26,380,000	27,762,889

		606,953,415

	Principal	Value
U.S. GOVERNMENT OBLIGATIONS (continued)
U.S. Treasury Inflation-Protected Securities - 2.6%
U.S. Treasury Inflation-Indexed Bond
1.75%, 01/15/2028	$ 9,538,077	$ 10,513,271
2.50%, 01/15/2029	21,984,543	25,992,606
U.S. Treasury Inflation-Indexed Note 0.63%, 01/15/2024	36,843,300	37,242,434

		73,748,311

Total U.S. Government Obligations (Cost $672,681,214)		680,701,726

	Shares	Value
PREFERRED STOCKS - 0.1%
Banks - 0.1%
Citigroup Capital XIII, 3-Month LIBOR + 6.37%, 8.95% (B)	60,502	1,637,789

Electric Utilities - 0.0% (E)
SCE Trust III, Series H, Fixed until 03/15/2024, 5.75% (B)	7,998	195,151

Total Preferred Stocks (Cost $1,827,194)		1,832,940

	Principal	Value
COMMERCIAL PAPER - 12.5%
Banks - 0.2%
Concord Minutemen Capital Co. 2.60% (G), 07/08/2019	$ 7,000,000	6,966,283

Capital Markets - 0.5%
Cedar Springs Capital Co. LLC
2.62% (G), 07/11/2019	5,000,000	4,974,657
2.65% (G), 06/05/2019	10,000,000	9,974,722

		14,949,379

Commercial Services & Supplies - 0.4%
Charta LLC 2.59% (G), 07/30/2019	10,000,000	9,936,500

Diversified Financial Services - 9.9%
Anglesea Funding PLC 2.70% (G), 05/20/2019	11,250,000	11,234,325
Atlantic Asset Securitization LLC 2.61% (G), 06/24/2019	24,000,000	23,907,840
Barton Capital Corp. 2.62% (G), 07/02/2019	25,000,000	24,889,347
Cancara Asset Securitisation LLC 2.64% (G), 06/19/2019	25,000,000	24,911,868
Chariot Funding LLC 2.59% (G), 06/21/2019	25,000,000	24,910,042
Ciesco LLC 2.63% (G), 05/08/2019	20,575,000	20,564,678
Gotham Funding Corp. 2.57% (G), 07/29/2019	30,000,000	29,813,100
Le Fayette Asset Securitization LLC
2.60% (G), 07/02/2019	11,000,000	10,951,692
2.62% (G), 06/12/2019	8,000,000	7,976,013
Lexington Parker Capital Co. LLC 2.60% (G), 06/10/2019	25,000,000	24,929,167

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2019

Transamerica Intermediate Bond

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2019

(unaudited)

	Principal	Value
COMMERCIAL PAPER (continued)
Diversified Financial Services (continued)
Mont Blanc Capital Corp. 2.65% (G), 05/13/2019	$ 1,500,000	$ 1,498,700
Nieuw Amsterdam Receivables Corp. 2.59% (G), 05/08/2019	25,000,000	24,987,604
Old Line Funding LLC 2.56% (G), 07/29/2019	7,000,000	6,956,563
Sheffield Receivable 2.67% (G), 05/20/2019	25,000,000	24,965,431
Victory Receivables 2.60% (G), 06/26/2019	18,000,000	17,928,600

		280,424,970

Equity Real Estate Investment Trusts - 0.6%
Simon Property Group, Inc. 2.62% (G), 05/08/2019	16,500,000	16,491,755

Health Care Providers & Services - 0.5%
United Healthcare Co. 2.78% (G), 06/11/2019	15,000,000	14,953,533

Machinery - 0.4%
Caterpillar Financial Services Corp. 2.61% (G), 06/17/2019	10,000,000	9,966,578

Total Commercial Paper (Cost $353,688,998)		353,688,998

SHORT-TERM U.S. GOVERNMENT OBLIGATIONS - 2.2%
U.S. Treasury Bill 2.43% (G), 07/05/2019	61,573,000	61,308,311

Total Short-Term U.S. Government Obligations (Cost $61,308,311)		61,308,311

	Shares	Value
OTHER INVESTMENT COMPANY - 0.5%
Securities Lending Collateral - 0.5%
State Street Navigator Securities Lending Trust - Government Money Market Portfolio, 2.51% (G)	14,000,315	$ 14,000,315

Total Other Investment Company (Cost $14,000,315)		14,000,315

	Principal	Value
REPURCHASE AGREEMENT - 0.9%
Fixed Income Clearing Corp., 1.45% (G), dated 04/30/2019, to be repurchased at $25,222,381 on 05/01/2019. Collateralized by a U.S. Government Obligation, 2.75%, due 09/15/2021, and with a value of $25,730,761.	$ 25,221,366	25,221,366

Total Repurchase Agreement (Cost $25,221,366)		25,221,366

Total Investments (Cost $3,239,114,738)		3,248,815,037
Net Other Assets (Liabilities) - (14.5)%		(410,836,405)

Net Assets - 100.0%		$ 2,837,978,632

SECURITY VALUATION:

Valuation Inputs (H)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Asset-Backed Securities	$—	$252,763,167	$—	$252,763,167
Corporate Debt Securities	—	954,934,392	—	954,934,392
Foreign Government Obligations	—	34,968,201	—	34,968,201
Mortgage-Backed Securities	—	302,232,345	—	302,232,345
Municipal Government Obligations	—	21,904,549	—	21,904,549
U.S. Government Agency Obligations	—	545,258,727	—	545,258,727
U.S. Government Obligations	—	680,701,726	—	680,701,726
Preferred Stocks	1,832,940	—	—	1,832,940
Commercial Paper	—	353,688,998	—	353,688,998
Short-Term U.S. Government Obligations	—	61,308,311	—	61,308,311
Other Investment Company	14,000,315	—	—	14,000,315
Repurchase Agreement	—	25,221,366	—	25,221,366

Total Investments	$15,833,255	$3,232,981,782	$—	$3,248,815,037

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2019

Transamerica Intermediate Bond

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2019

(unaudited)

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	Securities are registered pursuant to Rule 144A of the Securities Act of 1933. Unless otherwise indicated, the securities are deemed to be liquid for purposes of compliance limitations on holdings of illiquid securities and may be resold as transactions exempt from registration, normally to qualified institutional buyers. At April 30, 2019, the total value of 144A securities is $728,173,778, representing 25.7% of the Fund’s net assets.
(B)	Floating or variable rate securities. The rates disclosed are as of April 30, 2019. For securities based on a published reference rate and spread, the reference rate and spread are indicated within the description. Variable rate securities with a floor or ceiling feature are disclosed at the inherent rate, where applicable. Certain variable rate securities are not based on a published reference rate and spread, but are determined by the issuer or agent and are based on current market conditions; these securities do not indicate a reference rate and spread in the description.
(C)	All or a portion of the securities are on loan. The total value of all securities on loan is $13,708,335. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(D)	Perpetual maturity. The date displayed is the next call date.
(E)	Percentage rounds to less than 0.1% or (0.1)%.
(F)	When-issued, delayed-delivery and/or forward commitment (including TBAs) securities. Securities to be settled and delivered after April 30, 2019. Securities may display a coupon rate of 0.00%, as the rate is to be determined at time of settlement.
(G)	Rates disclosed reflect the yields at April 30, 2019.
(H)	There were no transfers in or out of Level 3 during the six-month period ended April 30, 2019. Please reference the Security Valuation section of the Notes to Financial Statements for more information regarding security valuation and pricing inputs.
PORTFOLIO ABBREVIATIONS:

LIBOR	London Interbank Offered Rate
MTA	Month Treasury Average
MTN	Medium Term Note
STRIPS	Separate Trading of Registered Interest and Principal of Securities
TBA	To Be Announced

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2019

Transamerica Intermediate Muni

SCHEDULE OF INVESTMENTS

At April 30, 2019

(unaudited)

	Principal	Value
MUNICIPAL GOVERNMENT OBLIGATIONS - 95.5%
Alabama - 0.2%
Bessemer Governmental Utility Services Corp., Revenue Bonds, BAM, 5.00%, 06/01/2029	$ 2,010,000	$ 2,387,076
Harvest-Monrovia Water Sewer & Fire Protection Authority, Inc., Revenue Bonds, AGM, 4.00%, 04/01/2025	70,000	77,314
Marshall County Board of Education, Special Tax, AGM, 4.00%, 03/01/2032	330,000	358,407
Stevenson Utilities Board, Revenue Bonds, AGC, 4.90%, 05/01/2031	375,000	375,000

		3,197,797

Alaska - 0.1%
Alaska Housing Finance Corp., Revenue Bonds, Series D, 5.00%, 12/01/2025	935,000	1,087,863
State of Alaska International Airports System, Revenue Bonds, Series A, 5.00%, 10/01/2031	65,000	74,687

		1,162,550

Arizona - 1.6%
Arizona Board of Regents, Certificate of Participation, Series A, 5.00%, 06/01/2019	150,000	150,387
Arizona Health Facilities Authority, Revenue Bonds, Series B2, AGM, 5.00%, 03/01/2041	35,000	36,472
Arizona Industrial Development Authority, Revenue Bonds
5.25%, 07/01/2022 (A)	1,400,000	1,394,302
Series A,
5.00%, 03/01/2037 - 01/01/2054	1,030,000	1,170,962
BluePath Trust, Revenue Bonds, 2.75%, 09/01/2026 (A) (B)	4,934,821	4,993,380
County of Pima, Certificate of Participation, 5.00%, 12/01/2026	35,000	39,575
County of Pima Sewer System Revenue, Revenue Bonds, Series A, 5.00%, 07/01/2019	25,000	25,138
County of Santa Cruz, Revenue Bonds, AGM, 4.00%, 07/01/2026	140,000	156,647
Glendale Industrial Development Authority, Revenue Bonds, 5.00%, 07/01/2038	250,000	261,752

	Principal	Value
MUNICIPAL GOVERNMENT OBLIGATIONS (continued)
Arizona (continued)
Goodyear McDowell Road Commercial Corridor Improvement District, Special Assessment, BAM, 3.00%, 01/01/2025	$ 1,250,000	$ 1,299,612
Industrial Development Authority of the City of Phoenix, Revenue Bonds
2.95%, 07/01/2026	2,480,000	2,468,840
3.88%, 07/01/2021 (A)	145,000	145,818
5.00%, 07/01/2036	1,440,000	1,566,245
Series A,
4.00%, 07/01/2022 (A)	2,300,000	2,276,425
5.00%, 07/01/2043	110,000	125,629
Series B,
4.00%, 07/01/2022 (A)	1,625,000	1,608,327
Industrial Development Authority of the County of Pima, Revenue Bonds, Series R, 2.88%, 07/01/2021	70,000	70,372
La Paz County Industrial Development Authority, Revenue Bonds
4.90%, 06/15/2028 (A)	560,000	561,456
Series A,
5.00%, 02/15/2021 - 02/15/2026 (A)	1,870,000	2,056,216
Maricopa County Elementary School District No. 25, General Obligation Unlimited, Series A, BAM, 4.00%, 07/01/2024	135,000	149,329
Maricopa County Industrial Development Authority, Revenue Bonds, Series A, 5.00%, 01/01/2034	375,000	409,335
Maricopa County Unified School District No. 89, General Obligation Limited, 5.00%, 07/01/2023	40,000	45,083
Tempe Industrial Development Authority, Revenue Bonds, Series B, 5.35%, 10/01/2025 (A)	1,575,000	1,632,220
Yuma County Elementary School District No. 1, General Obligation Unlimited, Series B, AGM, 5.00%, 07/01/2027	600,000	732,150

		23,375,672

Arkansas - 0.9%
Arkansas Development Finance Authority, Revenue Bonds, AMBAC, Zero Coupon, 07/01/2026	105,000	88,547
Little Rock School District, General Obligation Limited 3.00%, 02/01/2026 - 02/01/2030	12,595,000	12,870,385

		12,958,932

California - 11.0%
Acalanes Union High School District, General Obligation Unlimited, Series C, Zero Coupon, 08/01/2026	235,000	202,631

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2019

Transamerica Intermediate Muni

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2019

(unaudited)

	Principal	Value
MUNICIPAL GOVERNMENT OBLIGATIONS (continued)
California (continued)
Alameda Corridor Transportation Authority, Revenue Bonds Series B, AGM, 4.00%, 10/01/2035 - 10/01/2037	$ 2,955,000	$ 3,171,197
Alisal Union School District, General Obligation Unlimited, Series A, BAM, Zero Coupon, 08/01/2033	125,000	76,490
Avalon Community Improvement Agency Successor Agency, Tax Allocation Series A, AGM, 5.00%, 09/01/2024 - 09/01/2026	1,310,000	1,569,255
Baldwin Park / Monrovia School Facilities Grant Financing Authority, Revenue Bonds AGM,
3.00%, 10/01/2033	60,000	61,586
4.00%, 10/01/2027	185,000	212,177
Beaumont Public Improvement Authority, Revenue Bonds Series A, AGM, 5.00%, 09/01/2037 - 09/01/2049	9,645,000	11,274,253
Calexico Financing Authority, Revenue Bonds, AGM, 4.00%, 04/01/2024	255,000	276,525
California Health Facilities Financing Authority, Revenue Bonds, Series B, 5.00%, 11/15/2031	125,000	150,236
California Municipal Finance Authority, Revenue Bonds
4.38%, 07/01/2025 (A)	750,000	777,420
5.00%, 01/01/2035 - 01/01/2049	16,000,000	18,801,541
Series A,
4.50%, 06/01/2028 (A)	200,000	209,882
California Public Finance Authority, Revenue Bonds, 4.25%, 06/15/2029 (A)	790,000	798,603
California School Finance Authority, Revenue Bonds, Series A, 4.00%, 08/01/2025 (A)	350,000	379,337
California Statewide Communities Development Authority, Revenue Bonds
Fixed until 04/01/2020, 1.90% (C), 04/01/2028	75,000	74,622
Fixed until 12/01/2023, 2.63% (C), 11/01/2033	1,200,000	1,201,500
5.00%, 08/01/2034 - 08/01/2038	2,775,000	3,305,592
AGM,
5.00%, 10/01/2026	450,000	521,626
Series A,
3.00%, 11/01/2022 (A)	1,665,000	1,681,417
3.50%, 11/01/2027 (A)	2,630,000	2,744,510
5.00%, 12/01/2025 - 12/01/2029 (A)	775,000	875,037
Series B,
5.00%, 07/01/2030	445,000	513,081

	Principal	Value
MUNICIPAL GOVERNMENT OBLIGATIONS (continued)
California (continued)
Carson Redevelopment Agency Successor Agency, Tax Allocation, Series A, AMBAC, 4.75%, 01/01/2036	$ 110,000	$ 110,254
Chowchilla Elementary School District, General Obligation Unlimited, 5.00%, 08/01/2048	850,000	974,593
City of Beaumont, Special Tax, 5.00%, 09/01/2044	345,000	380,576
City of Irvine, Special Tax, AGM, 5.00%, 09/01/2051	5,800,000	6,543,676
City of Lathrop, Special Assessment
3.00%, 09/02/2020	140,000	141,148
4.00%, 09/02/2021 - 09/02/2022	265,000	275,619
City of Los Angeles Department of Airports, Revenue Bonds, Series C, 5.00%, 05/15/2038	4,700,000	5,377,176
City of San Francisco Public Utilities Commission Water Revenue, Revenue Bonds, Series B, 5.00%, 11/01/2037	75,000	85,557
Coachella Redevelopment Agency Successor Agency, Tax Allocation AGM,
5.00%, 09/01/2026	70,000	81,025
Series A, AGM,
4.00%, 09/01/2032	110,000	119,924
5.00%, 09/01/2029 - 09/01/2030	670,000	804,274
Colton Joint Unified School District, General Obligation Unlimited BAM,
4.00%, 02/01/2033	55,000	59,644
5.00%, 02/01/2029	480,000	574,378
County of El Dorado, Special Tax BAM,
3.00%, 09/01/2025 - 09/01/2026	260,000	276,942
5.00%, 09/01/2021 - 09/01/2024	1,770,000	2,013,526
County of Santa Cruz, Certificate of Participation 4.00%, 08/01/2032 - 08/01/2033	500,000	548,137
Coyote Canyon Public Facilities Community Facilities District No. 2004-1, Special Tax Series A, AGM, 4.00%, 09/01/2029 - 09/01/2030	810,000	888,148
Department of Veterans Affairs Veteran’s Farm & Home Purchase Program, Revenue Bonds Series B,
3.00%, 12/01/2031	5,390,000	5,426,760
3.25%, 12/01/2036	5,400,000	5,429,322
Dry Creek Joint Elementary School District, Special Tax, AGM, 5.00%, 09/01/2024	140,000	164,693

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2019

Transamerica Intermediate Muni

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2019

(unaudited)

	Principal	Value
MUNICIPAL GOVERNMENT OBLIGATIONS (continued)
California (continued)
Elk Grove Unified School District, Certificate of Participation BAM, 5.00%, 02/01/2027 - 02/01/2028	$ 2,270,000	$ 2,721,970
Etiwanda School District, Special Tax
Series 2,
2.00%, 09/01/2020	50,000	50,196
3.00%, 09/01/2021 - 09/01/2022	185,000	189,226
3.50%, 09/01/2023	75,000	77,504
Fairfield-Suisun Unified School District Public Financing Authority, Special Tax BAM, 2.25%, 08/15/2021 - 08/15/2023	6,195,000	6,206,874
Fresno Unified School District, General Obligation Unlimited, Series A, 5.00%, 08/01/2038	1,000,000	1,175,650
Golden State Tobacco Securitization Corp., Revenue Bonds
Series A, AGM,
5.00%, 06/01/2040	1,000,000	1,128,820
Series A-1,
5.00%, 06/01/2023 - 06/01/2047	15,895,000	15,982,738
5.25%, 06/01/2047	3,580,000	3,602,053
Series A-2,
5.00%, 06/01/2047	14,000,000	13,701,660
Hacienda La Puente Unified School District, Certificate of Participation, AGM, 5.00%, 06/01/2024	190,000	220,757
Konocti Unified School District, General Obligation Unlimited AGM, 5.00%, 08/01/2042 - 08/01/2048	1,790,000	2,035,288
Lemoore Water Revenue, Revenue Bonds, BAM, 5.00%, 06/01/2049	7,500,000	8,700,000
Menifee Union School District Public Financing Authority, Special Tax
Series A,
4.00%, 09/01/2019	480,000	483,499
5.00%, 09/01/2023	425,000	478,537
Series A, BAM,
5.00%, 09/01/2029 - 09/01/2034	1,240,000	1,437,956
Oakdale Public Financing Authority, Special Tax, 2.63%, 09/01/2022	110,000	110,926
Palo Verde Unified School District, General Obligation Unlimited, Series A, BAM, 4.00%, 08/01/2033	290,000	315,894
Peralta Community College District, General Obligation Unlimited Series D, 3.50%, 08/01/2032 - 08/01/2034	6,120,000	6,394,375
Pittsburg Successor Agency Redevelopment Agency, Tax Allocation, Series A, AGM, 5.00%, 09/01/2022	425,000	469,557

	Principal	Value
MUNICIPAL GOVERNMENT OBLIGATIONS (continued)
California (continued)
Rancho Cucamonga Public Finance Authority, Revenue Bonds, Series A, 5.00%, 05/01/2034	$ 695,000	$ 848,428
Rio Elementary School District Community Facilities District, Special Tax BAM, 5.00%, 09/01/2029 - 09/01/2032	1,590,000	1,883,525
Riverside Redevelopment Agency Successor Agency, Tax Allocation, Series A, 5.00%, 09/01/2020	115,000	120,499
San Bernardino County Redevelopment Agency Successor Agency, Tax Allocation Series B, AGM, 5.00%, 09/01/2025 - 09/01/2027	600,000	703,433
San Diego Public Facilities Financing Authority, Revenue Bonds, Series A, 5.00%, 10/15/2044	365,000	421,188
San Diego Unified School District, General Obligation Unlimited, Series K-2, Zero Coupon, 07/01/2030	1,450,000	1,071,535
Sanger Unified School District, Certificate of Participation, AGM, 3.13%, 06/01/2033	75,000	76,368
Santa Clarita Redevelopment Agency Successor Agency, Tax Allocation, AGM, 5.00%, 10/01/2023	435,000	493,916
Snowline Joint Unified School District, Special Tax, Series A, 3.00%, 09/01/2022	280,000	286,516
South Tahoe Redevelopment Agency, Special Tax, Series 1, 3.38%, 10/01/2021	110,000	111,954
State of California, General Obligation Unlimited
4.00%, 08/01/2034	185,000	199,030
5.00%, 04/01/2038	7,000,000	7,901,810
Stockton Public Financing Authority, Special Tax, Series A, BAM, 4.00%, 09/02/2030	1,310,000	1,444,000
Successor Agency to the Upland Community Redevelopment Agency, Tax Allocation, AGM, 5.00%, 09/01/2022	50,000	55,517
Sutter Union High School District, General Obligation Unlimited, BAM, Zero Coupon, 08/01/2028	200,000	155,406

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2019

Transamerica Intermediate Muni

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2019

(unaudited)

	Principal	Value
MUNICIPAL GOVERNMENT OBLIGATIONS (continued)
California (continued)
Tobacco Securitization Authority of Northern California, Revenue Bonds, Series A-1, 4.75%, 06/01/2023	$ 25,000	$ 25,151
Vacaville Unified School District, Certificate of Participation, AGM, 4.00%, 12/01/2024	105,000	117,347
Washington Township Health Care District, General Obligation Unlimited Series DT, 4.00%, 08/01/2034 - 08/01/2036	1,775,000	1,919,983
Whittier Union High School District, General Obligation Unlimited, Zero Coupon, 08/01/2026	950,000	821,313
Wilsona School District, General Obligation Unlimited, Series A, AGM, 4.00%, 08/01/2044 (D)	500,000	526,590

		163,820,879

Colorado - 2.4%
BNC Metropolitan District No. 1, General Obligation Limited, Series A, BAM, 5.00%, 12/01/2032	360,000	418,579
Bradburn Metropolitan District No. 2, General Obligation Limited, Series A, 4.00%, 12/01/2028	500,000	496,060
Brighton Crossing Metropolitan District No. 4, General Obligation Limited, Series A, 5.00%, 12/01/2037	525,000	542,808
Bromley Park Metropolitan District No. 2, General Obligation Limited Series A, BAM, 5.00%, 12/01/2031 - 12/01/2032	460,000	547,919
Castle Oaks Metropolitan District No. 3, General Obligation Limited, 5.00%, 12/01/2037	1,500,000	1,515,210
Centerra Metropolitan District No. 1, Tax Allocation, 2.70%, 12/01/2019 (A) (B)	268,000	268,257
City of Arvada, Certificate of Participation 4.00%, 12/01/2032 - 12/01/2033	1,080,000	1,171,213
Colorado Educational & Cultural Facilities Authority, Revenue Bonds
4.00%, 07/01/2019 - 08/01/2026	585,000	618,652
5.00%, 06/15/2029 - 08/01/2031	1,840,000	2,103,243
Series A,
5.00%, 06/01/2036	540,000	601,187
Colorado Health Facilities Authority, Revenue Bonds
4.00%, 05/15/2029	1,950,000	2,152,546
5.00%, 06/01/2028 - 06/01/2030	2,500,000	2,908,977
Series A,
4.25%, 11/01/2024	2,995,000	2,890,984
5.00%, 12/01/2033 - 01/01/2040	260,000	273,598

	Principal	Value
MUNICIPAL GOVERNMENT OBLIGATIONS (continued)
Colorado (continued)
Colorado Health Facilities Authority, Revenue Bonds (continued)
Series B,
3.13%, 05/15/2027	$ 1,250,000	$ 1,251,450
5.00%, 05/15/2021 - 05/15/2026	2,815,000	3,046,082
Colorado Housing & Finance Authority, Revenue Bonds
GNMA,
3.38%, 11/01/2033	1,725,000	1,779,855
3.60%, 11/01/2038	2,560,000	2,636,058
Series C, GNMA,
2.75%, 05/01/2028	495,000	515,112
2.80%, 11/01/2028	380,000	395,629
Heather Gardens Metropolitan District, General Obligation Unlimited AGM, 4.00%, 12/01/2024 - 12/01/2032	2,320,000	2,656,631
Meridian Metropolitan District, General Obligation Unlimited, AGM, 5.00%, 12/01/2042	15,000	17,410
North Park Metropolitan District No. 1, Revenue Bonds, Series A-2, 5.50%, 12/01/2034	1,000,000	1,047,700
Park Creek Metropolitan District, Revenue Bonds
Series A,
5.00%, 12/01/2032 - 12/01/2037	1,205,000	1,347,117
Series A, NATL-IBC,
5.00%, 12/01/2045	1,220,000	1,355,566
Sand Creek Metropolitan District, General Obligation Limited MAC, 4.00%, 12/01/2032 - 12/01/2034	1,475,000	1,677,452
Silver Peaks Metropolitan District No. 2, General Obligation Limited BAM, 5.00%, 12/01/2037 - 12/01/2042	1,620,000	1,823,209

		36,058,504

Connecticut - 1.9%
City of Bridgeport, General Obligation Unlimited, Series C, AGM, 5.00%, 08/15/2024	1,275,000	1,454,303
City of Hartford, General Obligation Unlimited
Series A,
5.00%, 04/01/2030	20,000	21,525
Series A, AGM,
5.00%, 07/01/2025 - 07/01/2032	460,000	532,670
Series A, BAM,
4.00%, 12/01/2027	515,000	571,882
5.00%, 12/01/2022 - 12/01/2026	11,760,000	13,678,842
Series A, BAM-TCRS,
5.00%, 04/01/2025	765,000	830,285
Series B, AGM,
5.00%, 10/01/2032	100,000	112,521

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2019

Transamerica Intermediate Muni

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2019

(unaudited)

	Principal	Value
MUNICIPAL GOVERNMENT OBLIGATIONS (continued)
Connecticut (continued)
City of Hartford, General Obligation Unlimited (continued)
Series C, AGM,
5.00%, 07/15/2019 - 07/15/2023	$ 925,000	$ 1,035,078
Series C, BAM,
5.00%, 08/15/2021	320,000	342,634
City of New Haven, General Obligation Unlimited
Series A,
5.50%, 08/01/2034 - 08/01/2038	2,070,000	2,407,663
Series B, BAM,
5.00%, 08/15/2025	40,000	46,240
Connecticut Housing Finance Authority, Revenue Bonds
Series 24,
3.80%, 06/15/2031	370,000	388,045
3.90%, 06/15/2033	405,000	423,270
Series A-1,
3.10%, 05/15/2028	2,015,000	2,099,892
Series A-4,
1.40%, 11/15/2019	200,000	199,512
Series B-1,
2.40%, 11/15/2026	90,000	90,941
Series B3,
2.40%, 05/15/2026	55,000	55,682
Connecticut State Health & Educational Facilities Authority, Revenue Bonds
Series B, AGC,
5.50%, 07/01/2032	250,000	250,498
Series J,
5.00%, 07/01/2034 - 07/01/2037	895,000	955,610
State of Connecticut, General Obligation Unlimited
Series A,
5.00%, 03/01/2029	250,000	279,717
Series B,
4.00%, 03/01/2029	25,000	26,296
State of Connecticut Special Tax Revenue, Revenue Bonds, Series A, 5.00%, 08/01/2022	15,000	16,505
Town of Hamden, General Obligation Unlimited, BAM, 6.00%, 08/15/2033	1,190,000	1,488,404
Town of Plymouth, General Obligation Unlimited, 4.00%, 07/15/2019	400,000	401,384
Town of Wilton, General Obligation Unlimited
3.13%, 03/01/2034	550,000	553,960
3.25%, 03/01/2035 - 03/01/2038	730,000	735,467
University of Connecticut, Revenue Bonds, Series A, 5.00%, 11/15/2023	25,000	25,422

		29,024,248

	Principal	Value
MUNICIPAL GOVERNMENT OBLIGATIONS (continued)
Delaware - 0.2%
Delaware Municipal Electric Corp., Revenue Bonds Series A, BAM, 5.00%, 10/01/2035 - 10/01/2044 (D)	$ 3,135,000	$ 3,656,356
Delaware State Economic Development Authority, Revenue Bonds, 5.38%, 10/01/2045	55,000	57,011

		3,713,367

District of Columbia - 0.5%
District of Columbia, Revenue Bonds
Series A,
4.13%, 07/01/2027	1,000,000	1,030,310
5.00%, 07/01/2032	1,500,000	1,612,545
Series B,
3.88%, 07/01/2024	1,500,000	1,501,125
Series C,
4.00%, 12/01/2021	25,000	26,460
District of Columbia Housing Finance Agency, Revenue Bonds, Series A, 3.70%, 09/01/2033	2,010,000	2,102,962
District of Columbia Water & Sewer Authority, Revenue Bonds, Series A, 5.00%, 10/01/2023	25,000	27,737
Metropolitan Washington Airports Authority, Revenue Bonds, Series A, 5.00%, 10/01/2020	25,000	26,194
Metropolitan Washington Airports Authority Dulles Toll Road Revenue, Revenue Bonds, 5.00%, 10/01/2053	390,000	413,521

		6,740,854

Florida - 4.1%
Bridgewater Community Development District, Special Assessment, 4.50%, 05/01/2031	25,000	27,313
Cape Coral Health Facilities Authority, Revenue Bonds
4.00%, 07/01/2020 (A)	360,000	362,063
4.25%, 07/01/2021 (A)	435,000	441,090
Capital Trust Agency, Inc., Revenue Bonds
3.00%, 07/01/2019 (A)	180,000	180,074
3.50%, 07/01/2020 - 07/01/2022 (A)	1,885,000	1,898,437
City of Cape Coral Water & Sewer Revenue, Special Assessment
AGM,
2.13%, 09/01/2022	100,000	99,519
2.75%, 09/01/2025 - 09/01/2026	475,000	486,246
City of Fernandina Beach Utility System Revenue, Revenue Bonds, Series A, 5.00%, 09/01/2019	45,000	45,489
City of Fort Myers, Revenue Bonds 4.00%, 12/01/2032 - 12/01/2034	935,000	1,000,501

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2019

Transamerica Intermediate Muni

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2019

(unaudited)

	Principal	Value
MUNICIPAL GOVERNMENT OBLIGATIONS (continued)
Florida (continued)
City of Jacksonville, Revenue Bonds
Series A,
5.00%, 10/01/2030	$ 1,000,000	$ 1,176,870
Series C,
5.00%, 10/01/2031	175,000	192,505
City of Miami Gardens, General Obligation Unlimited, BAM-TCRS, 5.00%, 07/01/2031	1,920,000	2,178,854
City of North Port, Special Assessment, BAM, 5.00%, 07/01/2020	90,000	93,427
City of Orlando, Revenue Bonds
Series A, AGM,
5.00%, 11/01/2027 - 11/01/2029	4,155,000	5,014,908
Series B, AGM,
5.00%, 11/01/2025 - 11/01/2038	8,970,000	10,443,160
City of Pompano Beach, Revenue Bonds, 4.00%, 09/01/2020	315,000	323,149
City of Tallahassee, Revenue Bonds, 5.00%, 10/01/2023	55,000	61,002
City of Tampa, Revenue Bonds, Series A, 5.00%, 11/15/2025	25,000	27,313
Columbia County School Board, Certificate of Participation, Series A, BAM, 5.00%, 07/01/2026	440,000	514,950
County of Polk Utility System Revenue, Revenue Bonds, BAM, 5.00%, 10/01/2043	10,000,000	11,162,200
Escambia County School Board, Revenue Bonds, 4.00%, 09/01/2019	120,000	120,938
Florida Department of Environmental Protection, Revenue Bonds, Series A, 5.00%, 07/01/2022	55,000	60,631
Florida Higher Educational Facilities Financial Authority, Revenue Bonds, 5.00%, 04/01/2035	1,050,000	1,178,310
Florida Housing Finance Corp., Revenue Bonds
Series 1, GNMA, FNMA, FHLMC,
2.20%, 01/01/2023	135,000	137,201
2.25%, 07/01/2023	120,000	121,399
2.30%, 01/01/2024	305,000	310,670
2.35%, 07/01/2024	490,000	500,163
2.45%, 01/01/2025	410,000	418,954
2.50%, 07/01/2025	480,000	492,043
2.65%, 01/01/2026	490,000	505,401
2.70%, 07/01/2026	240,000	246,732
2.75%, 01/01/2027	480,000	494,573
2.80%, 07/01/2027	480,000	494,880
2.85%, 01/01/2028	170,000	175,057
2.90%, 07/01/2028	380,000	390,693
3.75%, 07/01/2035	2,430,000	2,502,730

	Principal	Value
MUNICIPAL GOVERNMENT OBLIGATIONS (continued)
Florida (continued)
Manatee County School District, Revenue Bonds, AGM, 5.00%, 10/01/2021	$ 50,000	$ 54,013
Martin County Health Facilities Authority, Revenue Bonds, AGM-CR, 5.50%, 11/15/2042	15,000	16,130
North Sumter County Utility Dependent District, Revenue Bonds, 5.00%, 10/01/2042	100,000	106,002
Northern Palm Beach County Improvement District, Special Assessment, AGM, 5.00%, 08/01/2024	595,000	680,668
Orange County Health Facilities Authority, Revenue Bonds
Series A,
5.00%, 10/01/2033 - 10/01/2034	8,200,000	9,455,100
Series B,
5.00%, 10/01/2044	160,000	180,342
Orange County Housing Finance Authority, Revenue Bonds
Series A, GNMA, FNMA, FHLMC,
1.65%, 09/01/2019	70,000	70,013
3.15%, 09/01/2032	455,000	461,011
Peace River Manasota Regional Water Supply Authority, Revenue Bonds, 5.00%, 10/01/2019	100,000	101,395
St. Johns County Industrial Development Authority, Revenue Bonds, Series A, Fixed until 08/01/2024, 4.13% (C), 08/01/2047	1,000,000	999,250
Tradition Community Development District No. 1, Special Assessment, AGM, 4.00%, 05/01/2023	275,000	296,447
Village Community Development District No. 12, Special Assessment
3.25%, 05/01/2023 (A)	300,000	303,360
3.25%, 05/01/2026	2,495,000	2,529,930
Volusia County School Board, Certificate of Participation Series A, BAM, 5.00%, 08/01/2027 - 08/01/2028	670,000	786,999
Walton County District School Board, Certificate of Participation, AGM, 5.00%, 07/01/2026	445,000	513,321

		60,433,426

Georgia - 1.4%
Bibb County Development Authority, Revenue Bonds, 5.25%, 06/01/2050	5,720,000	6,807,715
City of East Point, Tax Allocation, 3.00%, 08/01/2022	1,000,000	1,003,530

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2019

Transamerica Intermediate Muni

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2019

(unaudited)

	Principal	Value
MUNICIPAL GOVERNMENT OBLIGATIONS (continued)
Georgia (continued)
Cornelia Urban Redevelopment Agency, Revenue Bonds, AGM, 5.00%, 10/01/2054	$ 1,540,000	$ 1,752,043
Georgia Housing & Finance Authority, Revenue Bonds
Series A-1,
3.20%, 12/01/2036	690,000	691,070
3.25%, 12/01/2037	1,320,000	1,321,874
Series B,
3.40%, 12/01/2037	2,285,000	2,336,298
Series C,
2.85%, 06/01/2028 - 12/01/2028	725,000	745,167
Main Street Natural Gas, Inc., Revenue Bonds, Series A, 5.00%, 05/15/2049	5,000,000	6,255,400
Valdosta Housing Authority, Revenue Bonds, XLCA, 4.50%, 08/01/2029	200,000	200,468

		21,113,565

Guam - 0.1%
Guam Government Waterworks Authority, Revenue Bonds 5.00%, 07/01/2019 - 07/01/2031	495,000	545,866
Guam Power Authority, Revenue Bonds
Series A,
5.00%, 10/01/2034	65,000	68,866
Series A, AGM,
5.00%, 10/01/2026	200,000	219,568

		834,300

Idaho - 0.4%
County of Nez Perce, Revenue Bonds, 2.75%, 10/01/2024	4,500,000	4,584,060
Idaho Health Facilities Authority, Revenue Bonds
5.00%, 12/01/2045	80,000	90,854
Series D,
5.00%, 12/01/2032	50,000	54,018
Idaho Housing & Finance Association, Revenue Bonds
Series A,
4.00%, 07/01/2026	370,000	385,192
4.63%, 07/01/2029 (A)	185,000	193,127
Series A-1, Class I,
2.75%, 07/01/2031	430,000	426,848

		5,734,099

Illinois - 14.5%
Adams County School District No. 172, General Obligation Unlimited
AGM,
3.00%, 02/01/2033	300,000	296,460
4.00%, 02/01/2032 - 02/01/2035	3,250,000	3,432,745
5.00%, 02/01/2029	1,345,000	1,545,983

	Principal	Value
MUNICIPAL GOVERNMENT OBLIGATIONS (continued)
Illinois (continued)
Boone & Winnebago Counties Community Unit School District No. 200, General Obligation Unlimited AGM, Zero Coupon, 01/01/2023	$ 2,955,000	$ 2,740,723
Carol Stream Park District, General Obligation Unlimited, BAM, 5.00%, 01/01/2037	1,375,000	1,556,101
Central Lake County Joint Action Water Agency, Revenue Bonds, 4.00%, 05/01/2019	60,000	60,000
Champaign & Piatt Counties Community Unit School District No. 3, General Obligation Unlimited Series A, AGM, 5.00%, 10/01/2022 - 10/01/2024	5,000,000	5,608,029
Chicago Board of Education, General Obligation Unlimited
Series A,
4.00%, 12/01/2020	3,245,000	3,312,528
Series A, AGM-CR, AMBAC,
5.50%, 12/01/2021	410,000	440,348
Series A, AGM-CR, NATL,
5.25%, 12/01/2021	150,000	160,172
Chicago O’Hare International Airport, Revenue Bonds, Series B, 5.00%, 01/01/2021	150,000	158,058
City of Calumet City, General Obligation Unlimited
BAM,
4.00%, 03/01/2020 - 03/01/2024	2,335,000	2,487,864
Series A, BAM,
4.00%, 03/01/2022	945,000	991,664
City of Chicago, General Obligation Unlimited
Series A,
5.50%, 01/01/2049	1,750,000	1,930,547
Series A, AGM,
4.75%, 01/01/2030 - 01/01/2038	145,000	145,286
5.00%, 01/01/2026 - 01/01/2027	165,000	168,573
Series C,
5.00%, 01/01/2026 - 01/01/2034	3,030,000	3,332,489
Series D,
5.00%, 01/01/2020	90,000	90,234
City of Chicago Wastewater Transmission Revenue, Revenue Bonds
AGM-CR,
3.00%, 01/01/2021	750,000	763,687
5.00%, 01/01/2022 - 01/01/2024	700,000	755,922
BAM-TCRS,
3.00%, 01/01/2021	475,000	483,669
Series A, AGM,
5.25%, 01/01/2042	675,000	775,710
City of Chicago Waterworks Revenue, Revenue Bonds
3.00%, 11/01/2019	125,000	125,665
4.00%, 11/01/2023	500,000	531,410
5.00%, 11/01/2021 - 11/01/2028	3,485,000	3,757,419

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2019

Transamerica Intermediate Muni

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2019

(unaudited)

	Principal	Value
MUNICIPAL GOVERNMENT OBLIGATIONS (continued)
Illinois (continued)
City of Chicago Waterworks Revenue, Revenue Bonds (continued)
AGM-CR,
5.00%, 11/01/2027	$ 140,000	$ 153,160
Series A-1,
5.00%, 11/01/2024	5,000,000	5,705,900
City of Country Club Hills, General Obligation Unlimited
BAM,
4.00%, 12/01/2028 - 12/01/2031	1,240,000	1,322,953
4.50%, 12/01/2030 - 12/01/2031	1,345,000	1,439,419
City of East Peoria, General Obligation Unlimited, Series A, AGM, 4.20%, 01/01/2028	200,000	206,090
City of Flora, General Obligation Unlimited BAM, 3.50%, 11/01/2022 - 11/01/2024	585,000	608,560
City of Kankakee, General Obligation Unlimited, Series A, AGM, 4.00%, 01/01/2027	675,000	736,155
City of Monmouth, General Obligation Unlimited, Series B, BAM, 3.00%, 12/01/2023	130,000	135,899
City of North Chicago, General Obligation Unlimited
Series A, AGM,
4.00%, 11/01/2020	160,000	164,792
Series B, AGM,
4.00%, 11/01/2023	40,000	43,108
City of Princeton, General Obligation Unlimited, Series E, 2.50%, 12/01/2019	40,000	40,152
City of Rochelle Electric System Revenue, Revenue Bonds, AGM, 3.00%, 05/01/2019	310,000	310,000
City of Sterling, General Obligation Unlimited, AGM, 3.00%, 12/01/2024	140,000	144,382
City of Waukegan, General Obligation Unlimited Series A, AGM, 5.00%, 12/30/2030 - 12/30/2036	4,340,000	5,028,132
Clinton Bond Fayette Etc. Counties Community College District No. 501, General Obligation Unlimited BAM-TCRS, 4.00%, 12/01/2026 - 12/01/2027	3,955,000	4,116,059
Cook & Will Counties Community College District No. 515, General Obligation Limited, 5.00%, 12/01/2024	70,000	78,839
Cook & Will Counties School District No. 194, General Obligation Limited, Series B, BAM, 5.00%, 12/01/2033	775,000	869,612

	Principal	Value
MUNICIPAL GOVERNMENT OBLIGATIONS (continued)
Illinois (continued)
Cook & Will Counties School District No. 194, General Obligation Unlimited, BAM, 4.13%, 12/01/2035	$ 930,000	$ 966,577
Cook County Community College District No. 508, General Obligation Unlimited
5.00%, 12/01/2019 - 12/01/2024	1,595,000	1,702,320
BAM-TCRS,
5.25%, 12/01/2027	1,825,000	2,057,961
Cook County Community College District No. 527, Revenue Bonds, 5.00%, 12/15/2029	1,750,000	1,752,957
Cook County Community High School District No. 229, General Obligation Limited, 4.00%, 12/01/2023	1,505,000	1,638,915
Cook County School District No. 100, General Obligation Unlimited, BAM, 4.00%, 12/01/2021	430,000	448,993
Cook County School District No. 149, General Obligation Limited, Series A-1, AGM, 4.00%, 12/01/2028	980,000	1,040,407
Cook County School District No. 157, General Obligation Unlimited Series A, AGM, Zero Coupon, 11/01/2021 - 11/01/2025	1,420,000	1,257,962
Cook County School District No. 158, General Obligation Limited, AGM, 3.00%, 12/01/2021	325,000	331,253
Cook County School District No. 162, General Obligation Limited, AGM, 4.00%, 12/01/2027	250,000	255,625
Cook County School District No. 163, General Obligation Limited, Series A, AGM, 5.00%, 12/15/2028	70,000	76,042
Cook County School District No. 31, General Obligation Limited Series A, 3.00%, 12/01/2021	100,000	102,182
Cook County Township High School District No. 201, General Obligation Limited
Series B, AMBAC,
Zero Coupon, 12/01/2019	100,000	98,704
Series C, AGM,
Zero Coupon, 12/01/2024	100,000	86,350
Cook County Township High School District No. 220, General Obligation Limited
AGM-CR,
5.00%, 12/01/2025	700,000	787,927
BAM-TCRS,
5.00%, 12/01/2026	1,545,000	1,737,522
County of Cook, General Obligation Unlimited
Series C, AGM-CR,
5.00%, 11/15/2024	1,500,000	1,653,090

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2019

Transamerica Intermediate Muni

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2019

(unaudited)

	Principal	Value
MUNICIPAL GOVERNMENT OBLIGATIONS (continued)
Illinois (continued)
County of Cook, General Obligation Unlimited (continued)
Series D,
5.00%, 11/15/2019	$ 25,000	$ 25,407
County of Cook Sales Tax Revenue, Revenue Bonds, 4.00%, 11/15/2019	300,000	303,696
DeKalb & Kane Counties Community Unit School District No. 427, General Obligation Unlimited, Series A, BAM-TCRS, 4.00%, 02/01/2030	2,185,000	2,262,961
DuPage & Will Counties Community School District No. 204, General Obligation Unlimited, Series A, 2.50%, 12/30/2019	30,000	30,163
Grundy County School District No. 54, General Obligation Unlimited, AGM-CR, 6.00%, 12/01/2024	2,050,000	2,257,542
Henry & Whiteside Counties Community Unit School District No. 228, General Obligation Unlimited, Series A, AGM, 5.00%, 08/15/2028	150,000	169,871
Illinois Development Finance Authority, Revenue Bonds, AGM, Zero Coupon, 01/01/2021	30,000	29,114
Illinois Finance Authority, Revenue Bonds
4.00%, 08/01/2032	675,000	686,630
5.00%, 08/01/2025 - 08/01/2031	3,975,000	4,566,323
AGM,
4.00%, 12/01/2023	140,000	150,674
5.00%, 12/01/2036	1,900,000	2,152,814
Series A,
5.00%, 07/01/2020 - 11/15/2037	2,570,000	2,691,449
Series A-1,
3.50%, 12/01/2027	945,000	787,185
Fixed until 01/15/2020, 5.00% (C), 11/01/2030	110,000	112,484
Series A-2,
Fixed until 02/12/2020, 5.00% (C), 11/01/2030	150,000	153,746
Series B,
5.00%, 11/01/2019	40,000	40,667
5.50%, 11/01/2020	80,000	81,531
Series C,
5.00%, 05/15/2020 - 08/15/2021	170,000	176,911
Illinois Housing Development Authority, Revenue Bonds
FNMA,
2.63%, 09/01/2032	1,506,219	1,425,154
Series A-1,
3.00%, 02/01/2022	340,000	349,316

	Principal	Value
MUNICIPAL GOVERNMENT OBLIGATIONS (continued)
Illinois (continued)
Illinois State Toll Highway Authority, Revenue Bonds
Series A1,
5.25%, 01/01/2030	$ 250,000	$ 255,408
Series B,
5.00%, 01/01/2037	140,000	159,901
Series D,
5.00%, 01/01/2024	45,000	51,540
Iroquois & Kankakee Counties Community Unit School District No. 4, General Obligation Unlimited, Series A, AMBAC, BAM-TCRS, Zero Coupon, 11/01/2022	1,300,000	1,196,065
Jersey & Greene County Community Unit School District No. 100, General Obligation Unlimited Series A, BAM, 5.00%, 12/01/2026 - 12/01/2027	4,040,000	4,656,611
Joliet Regional Port District, General Obligation Unlimited, Series A, AGM, 4.00%, 12/30/2024	250,000	274,405
Kane Cook & DuPage Counties School District No. U-46, General Obligation Limited, Series A, 5.00%, 01/01/2033	260,000	286,965
Kane Cook & DuPage Counties School District No. U-46, General Obligation Unlimited Series D, 5.00%, 01/01/2025 - 01/01/2026	130,000	146,223
Kane County School District No. 129, General Obligation Unlimited
Series C, BAM-TCRS,
4.00%, 02/01/2022	1,200,000	1,265,136
5.00%, 02/01/2024 - 02/01/2025	5,000,000	5,763,656
Kane Kendall Etc. Counties Community College District No. 516, General Obligation Unlimited, Series A, 5.00%, 12/15/2022	100,000	108,555
Knox & Warren Counties Community Unit School District No. 205, General Obligation Unlimited, Series B, 3.50%, 01/01/2027	210,000	219,692
Lake & McHenry Counties Community Unit School District No. 118, General Obligation Unlimited 5.00%, 01/01/2021 - 01/01/2022	105,000	111,589
Lake County Community Unit School District No. 116, General Obligation Limited, Series B, 3.00%, 01/15/2023	105,000	108,884
Lake County School District No. 38, General Obligation Unlimited, BAM-TCRS, 3.00%, 02/01/2022	2,500,000	2,548,975

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2019

Transamerica Intermediate Muni

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2019

(unaudited)

	Principal	Value
MUNICIPAL GOVERNMENT OBLIGATIONS (continued)
Illinois (continued)
Lake County Special Education District No. 825, Revenue Bonds, Series B, 4.00%, 10/01/2019	$ 150,000	$ 151,427
Lee & Ogle Counties Community Unit School District No. 275, General Obligation Unlimited Series B, AGM, 4.50%, 12/01/2025 - 12/01/2027	1,085,000	1,178,260
Macon & De Witt Counties Community Unit School District No. 2, General Obligation Unlimited
Series C, BAM,
3.25%, 12/01/2023	1,195,000	1,254,224
3.50%, 12/01/2024	1,270,000	1,358,506
4.00%, 12/01/2025	1,360,000	1,516,400
Macoupin Sangamon & Montgomery Counties Community Unit School District, General Obligation Unlimited BAM, 4.50%, 12/01/2036 - 12/01/2041	1,625,000	1,709,498
Madison & Jersey Counties Unit School District No. 11, General Obligation Unlimited, Series B, BAM, 3.50%, 03/01/2029	1,700,000	1,758,038
Madison Bond Etc. Counties Community Unit School District No. 5, General Obligation Unlimited, Series A, AGM, 4.00%, 02/01/2025	410,000	449,356
Madison-Macoupin Etc. Counties Community College District No. 536, General Obligation Unlimited
5.00%, 11/01/2021	105,000	110,904
Series A, AGM,
5.00%, 11/01/2031 - 11/01/2033	3,450,000	3,944,951
Series A, BAM-TCRS,
5.00%, 11/01/2022 - 11/01/2026	4,990,000	5,600,880
McHenry & Kane Counties Community Consolidated School District No. 158, General Obligation Unlimited, AGM-CR, FGIC, Zero Coupon, 01/01/2024	510,000	452,916
McHenry County Community Unit School District No. 12, General Obligation Unlimited, Series A, AGM, 5.00%, 01/01/2023	70,000	76,477
McHenry County Conservation District, General Obligation Unlimited, 5.00%, 02/01/2026	110,000	127,171
McLean County Public Building Commission, Revenue Bonds, 4.00%, 12/01/2034	1,245,000	1,318,729
Metropolitan Pier & Exposition Authority, Revenue Bonds
NATL,
Zero Coupon, 06/15/2019	295,000	294,189
5.70% (E), 06/15/2023	165,000	184,747

	Principal	Value
MUNICIPAL GOVERNMENT OBLIGATIONS (continued)
Illinois (continued)
Metropolitan Pier & Exposition Authority, Revenue Bonds (continued)
Series A, NATL,
Zero Coupon, 06/15/2026	$ 20,000	$ 16,145
Series B,
5.00%, 12/15/2028	145,000	152,801
Series B, AGM,
5.00%, 06/15/2050	3,265,000	3,345,515
Series B2, BAM-TCRS,
5.25%, 06/15/2050	440,000	452,544
Metropolitan Water Reclamation District of Greater Chicago, General Obligation Limited, Series B, 5.00%, 12/01/2019	60,000	61,117
Montgomery Christian & Fayette Counties Community Unit School District No. 22, General Obligation Unlimited, Series A, AGM, 4.00%, 12/01/2032	270,000	290,207
Northeastern Illinois University, Certificate of Participation
AGM,
3.00%, 07/01/2019 - 07/01/2023	2,925,000	2,970,683
4.00%, 07/01/2025	565,000	614,426
Northeastern Illinois University, Revenue Bonds
Series 1, BAM,
3.00%, 07/01/2020	125,000	126,805
4.00%, 07/01/2021 - 07/01/2022	1,015,000	1,072,473
Northern Illinois University, Certificate of Participation, AGM, 5.00%, 09/01/2024	105,000	118,634
Northlake Public Library District, General Obligation Unlimited, AGM, 3.00%, 12/01/2021	610,000	628,867
Peoria Public Building Commission, Revenue Bonds, BAM, 5.00%, 12/01/2022	1,075,000	1,175,061
Pulaski Massac Alexander & Johnson Counties Community Unit School District No. 10, General Obligation Unlimited Series C, MAC, 4.00%, 12/01/2026 - 12/01/2029	625,000	676,797
Railsplitter Tobacco Settlement Authority, Revenue Bonds
5.00%, 06/01/2019	205,000	205,494
5.25%, 06/01/2020 - 06/01/2021	185,000	192,986
5.38%, 06/01/2021	85,000	90,791
6.00%, 06/01/2028	75,000	81,629
Regional Transportation Authority, Revenue Bonds, Series A, NATL, 5.50%, 07/01/2025	65,000	77,862

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2019

Transamerica Intermediate Muni

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2019

(unaudited)

	Principal	Value
MUNICIPAL GOVERNMENT OBLIGATIONS (continued)
Illinois (continued)
Rock Island County Public Building Commission, Revenue Bonds
AGM,
3.00%, 12/01/2021	$ 175,000	$ 177,970
4.00%, 12/01/2023	285,000	306,084
5.00%, 12/01/2024 - 12/01/2041	1,975,000	2,274,095
Sangamon County Community Unit School District No. 5, General Obligation Unlimited, Series B, 5.00%, 01/01/2023	150,000	165,602
Southern Illinois University, Certificate of Participation, Series A-1, BAM, 4.00%, 02/15/2026	405,000	432,317
Southern Illinois University, Revenue Bonds
Series A, AGM,
5.50%, 04/01/2023	370,000	418,644
Series B, BAM-TCRS,
5.00%, 04/01/2021	435,000	459,712
Southwestern Illinois Development Authority, Revenue Bonds, Series B, BAM-TCRS, 5.00%, 10/15/2026	1,000,000	1,153,150
St. Clair County Community Consolidated School District No. 90, General Obligation Unlimited AMBAC, BAM-TCRS, Zero Coupon, 12/01/2020 - 12/01/2023	1,645,000	1,494,918
St. Clair County High School District No. 201, General Obligation Unlimited, Series B, BAM, 5.00%, 02/01/2025	4,040,000	4,703,934
State of Illinois, General Obligation Unlimited
5.00%, 02/01/2022 - 04/01/2024	190,000	202,740
5.25%, 02/01/2028	250,000	250,175
5.50%, 07/01/2025	185,000	200,599
Tazewell County School District No. 51, General Obligation Unlimited NATL, 9.00%, 12/01/2021 - 12/01/2022	1,355,000	1,626,528
Town of Cicero, General Obligation Unlimited, Series B, AGM, 4.20%, 12/01/2027	390,000	398,209
University of Illinois, Revenue Bonds
Series A, AMBAC,
5.50%, 04/01/2022	75,000	82,660
Series A, BAM-TCRS,
4.00%, 04/01/2031	1,495,000	1,584,087
Village of Bedford Park Water System Revenue, Revenue Bonds, Series A, AGM, 4.00%, 12/01/2026	95,000	103,256
Village of Bellwood, General Obligation Unlimited AGM, 5.00%, 12/01/2019 - 12/01/2027	385,000	421,201

	Principal	Value
MUNICIPAL GOVERNMENT OBLIGATIONS (continued)
Illinois (continued)
Village of Broadview, General Obligation Unlimited Series A, BAM, 3.00%, 12/01/2020 - 12/01/2022	$ 510,000	$ 521,304
Village of Calumet Park, General Obligation Unlimited BAM, 4.00%, 12/01/2021 - 12/01/2032	2,490,000	2,669,649
Village of Crestwood, General Obligation Unlimited
BAM,
4.50%, 12/15/2027 - 12/15/2029	2,395,000	2,583,888
Series B, BAM,
5.00%, 12/15/2028 - 12/15/2035	6,670,000	7,359,785
Village of Dolton, General Obligation Unlimited, Series A, AGC, 4.50%, 12/01/2024	300,000	302,598
Village of Franklin Park, Revenue Bonds, BAM, 5.00%, 04/01/2026	230,000	258,870
Village of Glenview, General Obligation Unlimited, Series A, 3.00%, 12/01/2019	25,000	25,193
Village of Hazel Crest, General Obligation Unlimited BAM, 4.00%, 12/01/2024 - 12/01/2025	640,000	703,158
Village of Lakewood, General Obligation Unlimited, Series B, 5.00%, 12/01/2031	445,000	453,286
Village of Lombard, General Obligation Unlimited
4.00%, 01/01/2021	910,000	929,456
5.00%, 01/01/2022 - 01/01/2024	1,740,000	1,872,594
Village of Lyons, General Obligation Unlimited
Series B, BAM,
5.00%, 12/01/2032	125,000	134,801
Series C, BAM,
3.00%, 12/01/2019 - 12/01/2024	515,000	521,565
4.00%, 12/01/2022 - 12/01/2023	550,000	582,624
Village of Machesney Park, Revenue Bonds, Series B, AGM, 4.38%, 12/01/2019	150,000	150,353
Village of Matteson, Revenue Bonds BAM, 5.00%, 12/01/2024 - 12/01/2035	3,610,000	4,142,430
Village of Montgomery, Special Assessment
BAM,
2.10%, 03/01/2020	195,000	195,671
2.85%, 03/01/2024	199,000	200,821
3.00%, 03/01/2025	140,000	142,143
3.10%, 03/01/2026	273,000	278,618
3.30%, 03/01/2028	211,000	216,258
3.40%, 03/01/2029	761,000	778,891
3.45%, 03/01/2030	143,000	145,738

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2019

Transamerica Intermediate Muni

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2019

(unaudited)

	Principal	Value
MUNICIPAL GOVERNMENT OBLIGATIONS (continued)
Illinois (continued)
Village of Mount Prospect, General Obligation Unlimited, 3.00%, 12/01/2021	$ 100,000	$ 102,531
Village of Pingree Grove Special Service Area No. 2, Special Tax, AGM, 2.00%, 03/01/2020	210,000	210,550
Village of River Grove, General Obligation Unlimited, AGC, 3.80%, 12/15/2019	160,000	161,258
Village of South Holland, General Obligation Unlimited, Series B, 4.00%, 12/15/2022	105,000	111,697
Warren County Community Unit School District No. 238, General Obligation Unlimited, AGM, 4.00%, 12/01/2021	75,000	78,660
Wauconda Special Service Area No.1, Special Tax, Series A, BAM, 5.00%, 03/01/2033	305,000	340,691
Western Illinois Economic Development Authority, Revenue Bonds 4.00%, 06/01/2019 - 06/01/2033	6,310,000	6,417,932
Western Illinois University, Certificate of Participation
AGM,
3.00%, 10/01/2022	3,010,000	3,058,431
5.00%, 10/01/2024	3,330,000	3,723,073
Western Illinois University, Revenue Bonds BAM, 5.00%, 04/01/2021 - 04/01/2024	2,030,000	2,195,125
Will County Community High School District No. 210, General Obligation Unlimited
AGM,
5.00%, 01/01/2020	320,000	325,629
Series A, AGM-CR,
5.00%, 01/01/2027	3,475,000	3,774,058
Will County Community Unit School District No. 201, General Obligation Limited, Series C, AGM, 5.00%, 01/01/2027	1,075,000	1,254,417
Will County Community Unit School District No. 201, General Obligation Unlimited
AGM,
Zero Coupon, 11/01/2024	750,000	651,247
Series B, AGM,
5.00%, 01/01/2026	515,000	606,665
Will County School District No. 86, General Obligation Unlimited, Series C, AGM-CR, 5.00%, 03/01/2024	8,195,000	9,298,621
Will Grundy Et Cetera County Revenue Series B, 5.00%, 06/01/2038	200,000	220,474

		216,350,672

	Principal	Value
MUNICIPAL GOVERNMENT OBLIGATIONS (continued)
Indiana - 1.8%
Aurora School Building Corp., Revenue Bonds, 5.00%, 07/15/2020	$ 115,000	$ 119,538
City of Evansville, Revenue Bonds Series A, AGM, 5.00%, 02/01/2022 - 02/01/2025	290,000	325,941
City of Rockport, Revenue Bonds
Series A,
2.75%, 06/01/2025	6,425,000	6,481,926
Series D,
Fixed until 06/01/2021, 2.05% (C), 04/01/2025	645,000	643,220
Evansville Redevelopment Authority, Revenue Bonds, BAM, 5.00%, 02/01/2026	700,000	830,256
Greater Clark County School Building Corp., Revenue Bonds, Series A, 4.00%, 07/15/2024	135,000	148,647
Indiana Finance Authority, Revenue Bonds
3.50%, 10/01/2025	960,000	995,683
4.00%, 02/01/2021	405,000	420,337
5.00%, 02/01/2022 - 10/01/2035	3,030,000	3,479,836
Series A,
5.00%, 09/15/2021 - 09/15/2028	2,755,000	3,045,408
Indiana Health Facility Financing Authority, Revenue Bonds
Fixed until 05/01/2020, 1.25% (C), 11/01/2027	3,100,000	3,080,780
5.00%, 11/15/2034	1,725,000	1,983,888
Indiana Housing & Community Development Authority, Revenue Bonds
Series A-1, GNMA, FNMA, FHLMC,
2.85%, 07/01/2031	225,000	223,972
Series C-1, GNMA, FNMA, FHLMC,
3.25%, 01/01/2032	1,515,000	1,552,557
Indiana University, Revenue Bonds, Series A, 5.00%, 06/01/2024	50,000	58,147
Jeffersonville Redevelopment Authority, Revenue Bonds, AGM, 3.00%, 08/01/2026	760,000	821,233
Jennings County School Building Corp., Revenue Bonds, 3.00%, 01/15/2020	345,000	346,956
Lake County Public Library District, General Obligation Unlimited, 4.00%, 08/01/2019	40,000	40,234
Wawasee High School Building Corp., Revenue Bonds, 5.00%, 07/15/2038	1,300,000	1,489,176

		26,087,735

Iowa - 0.0% (F)
City of Ames, General Obligation Unlimited, Series A, 2.25%, 06/01/2028	120,000	121,316

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2019

Transamerica Intermediate Muni

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2019

(unaudited)

	Principal	Value
MUNICIPAL GOVERNMENT OBLIGATIONS (continued)
Iowa (continued)
Waukee Community School District, Revenue Bonds, Series A, 3.00%, 06/01/2019	$ 115,000	$ 115,122

		236,438

Kansas - 0.4%
City of Dodge City, Revenue Bonds, 3.00%, 07/15/2021	80,000	81,897
City of Wichita, Revenue Bonds, Series I, 5.00%, 05/15/2028	300,000	324,381
Kansas Development Finance Authority, Revenue Bonds
5.00%, 01/01/2020	90,000	91,988
Series C, BAM,
4.00%, 05/01/2022	90,000	95,504
Kansas Independent College Finance Authority, Revenue Bonds, Series C, 6.30%, 05/01/2019	1,500,000	1,500,000
Marais Des Cygnes Public Utility Authority, Revenue Bonds AGM, 3.00%, 12/01/2026 - 12/01/2027	990,000	1,035,857
Montgomery County Unified School District No. 446, General Obligation Unlimited BAM, 5.00%, 09/01/2027 - 09/01/2030	2,375,000	2,802,950
Unified Government of Greeley County, General Obligation Unlimited, Series B, 5.00%, 12/01/2037	225,000	259,884

		6,192,461

Kentucky - 3.0%
Bullitt County School District Finance Corp., Revenue Bonds
3.10%, 09/01/2026	65,000	67,880
3.25%, 09/01/2028	545,000	564,222
City of Winchester Combined Utilities Revenue, Revenue Bonds, Series A, BAM, 4.00%, 07/01/2029	685,000	787,640
County of Carroll, Revenue Bonds, Series A, Fixed until 09/01/2019, 1.05% (C), 09/01/2042	2,750,000	2,739,770
County of Hardin, Revenue Bonds, AGM, 5.75%, 08/01/2033	20,000	22,578
Eastern Kentucky University, Revenue Bonds, Series A, 4.00%, 04/01/2025	175,000	191,803
Fayette County School District Finance Corp., Revenue Bonds, Series B, 4.00%, 05/01/2024	140,000	153,383

	Principal	Value
MUNICIPAL GOVERNMENT OBLIGATIONS (continued)
Kentucky (continued)
Kentucky Asset Liability Commission, Revenue Bonds, NATL, 5.25%, 09/01/2019	$ 150,000	$ 151,728
Kentucky Economic Development Finance Authority, Revenue Bonds
5.25%, 08/15/2046	180,000	190,487
AGM,
5.00%, 12/01/2045 - 12/01/2047	1,630,000	1,826,464
Kentucky Municipal Power Agency, Revenue Bonds
Series A,
Fixed until 03/01/2026, 3.45% (C), 09/01/2042	2,500,000	2,570,050
Series A, NATL,
5.00%, 09/01/2023	115,000	128,724
Kentucky State Property & Building Commission, Revenue Bonds, BAM-TCRS, 5.00%, 04/01/2029	3,450,000	4,110,330
Kentucky Turnpike Authority, Revenue Bonds, Series A, 5.00%, 07/01/2021	25,000	26,665
Louisville & Jefferson County Visitors and Convention Commission, Revenue Bonds AGM-CR, 4.00%, 06/01/2024 - 06/01/2029	18,290,000	20,356,547
Morehead State University, Revenue Bonds
Series A,
3.00%, 04/01/2027	655,000	677,964
4.00%, 04/01/2030 - 04/01/2032	495,000	530,169
Nicholas County School District Finance Corp., Revenue Bonds
2.00%, 02/01/2023	55,000	55,139
2.38%, 02/01/2025	240,000	244,183
2.50%, 02/01/2027	305,000	310,886
3.00%, 02/01/2028 - 02/01/2032	365,000	379,925
Northern Kentucky University, Revenue Bonds, Series A, 4.00%, 09/01/2025	950,000	1,053,493
Paducah Electric Plant Board, Revenue Bonds Series A, AGM, 5.00%, 10/01/2029 - 10/01/2032	2,330,000	2,721,918
Warren County Justice Center Expansion Corp., Revenue Bonds, 5.00%, 09/01/2024	820,000	937,957
Warren County School District Finance Corp., Revenue Bonds, 4.00%, 04/01/2026	3,690,000	4,149,147

		44,949,052

Louisiana - 2.8%
City of New Orleans Water System Revenue, Revenue Bonds, 5.00%, 12/01/2044	175,000	189,854

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2019

Transamerica Intermediate Muni

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2019

(unaudited)

	Principal	Value
MUNICIPAL GOVERNMENT OBLIGATIONS (continued)
Louisiana (continued)
Evangeline Parish Road & Drain Sales Tax District No. 1, Revenue Bonds, AGM, 4.50%, 12/01/2024	$ 50,000	$ 55,428
Fremaux Economic Development District, Revenue Bonds, 5.00%, 11/01/2034	265,000	268,082
Jefferson Sales Tax District, Revenue Bonds, Series B, AGM, 5.00%, 12/01/2032	25,000	29,781
Louisiana Local Government Environmental Facilities & Community Development Authority, Revenue Bonds AGM, 5.00%, 08/01/2026 - 08/01/2029	14,045,000	16,840,829
Louisiana Public Facilities Authority, Revenue Bonds
5.00%, 07/01/2022 - 07/01/2027	3,160,000	3,565,982
AGM,
5.00%, 06/01/2021	65,000	69,263
New Orleans Aviation Board, Revenue Bonds
AGM,
5.00%, 10/01/2033 - 10/01/2048	8,340,000	9,632,137
Series A,
5.25%, 01/01/2041	100,000	102,063
St. Tammany Parish Hospital Service District No. 1, Revenue Bonds Series A, 5.00%, 07/01/2033 - 07/01/2048	10,015,000	11,630,931

		42,384,350

Maine - 0.6%
City of Portland General Airport Revenue, Revenue Bonds, 5.00%, 01/01/2028	640,000	737,120
Maine Educational Loan Authority, Revenue Bonds, Series A-3, Class A, AGC, 5.88%, 12/01/2039	220,000	220,631
Maine Governmental Facilities Authority, Revenue Bonds, Series A, 5.00%, 10/01/2028	350,000	421,078
Maine Health & Higher Educational Facilities Authority, Revenue Bonds, Series A, 5.00%, 07/01/2038	35,000	40,491
Maine State Housing Authority, Revenue Bonds
Series B,
2.75%, 11/15/2028	410,000	419,114
2.90%, 11/15/2029	880,000	902,554
Series C,
2.15%, 11/15/2026	265,000	265,366
2.35%, 11/15/2027	295,000	297,044
2.50%, 11/15/2028	550,000	555,126
2.75%, 11/15/2031	2,120,000	2,108,743

	Principal	Value
MUNICIPAL GOVERNMENT OBLIGATIONS (continued)
Maine (continued)
Maine State Housing Authority, Revenue Bonds (continued)
Series D-1,
2.50%, 11/15/2026	$ 510,000	$ 519,603
2.65%, 11/15/2027	755,000	771,323
2.80%, 11/15/2028	570,000	583,441
2.95%, 11/15/2029	350,000	358,470

		8,200,104

Maryland - 0.2%
City of Baltimore, Revenue Bonds, Series C, 5.00%, 07/01/2028	50,000	56,661
City of Baltimore, Tax Allocation, 5.00%, 06/15/2019	200,000	200,792
City of Rockville, Revenue Bonds
Series A-2,
2.25%, 11/01/2022	250,000	245,860
5.00%, 11/01/2023	345,000	376,864
Series A1,
5.00%, 11/01/2021 - 11/01/2023	550,000	591,565
Series C,
3.00%, 11/01/2025	1,500,000	1,494,735
Maryland Health & Higher Educational Facilities Authority, Revenue Bonds, 5.00%, 07/01/2021	35,000	37,563
Montgomery County Revenue Authority, Revenue Bonds, Series A, 4.00%, 11/01/2020	85,000	87,878

		3,091,918

Massachusetts - 1.1%
Commonwealth of Massachusetts, General Obligation Limited, Series A, 5.00%, 07/01/2037	45,000	51,943
Lynn Housing Authority & Neighborhood Development, Revenue Bonds
4.25%, 10/01/2028	315,000	329,229
4.38%, 10/01/2029	300,000	313,323
Massachusetts Development Finance Agency, Revenue Bonds
5.00%, 10/01/2039	250,000	277,840
Series I,
5.00%, 07/01/2025 - 07/01/2026	1,080,000	1,260,289
Series K,
4.00%, 07/01/2038	6,495,000	6,717,389
Series S-2,
Fixed until 01/30/2025, 5.00% (C), 07/01/2038	75,000	87,320
Massachusetts Housing Finance Agency, Revenue Bonds
Series 178,
3.70%, 12/01/2033	940,000	970,870
Series 183,
2.80%, 06/01/2031	1,575,000	1,572,212
Series 187, FNMA,
2.65%, 12/01/2027	740,000	758,559
2.80%, 06/01/2028 - 12/01/2028	2,915,000	2,966,766

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2019

Transamerica Intermediate Muni

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2019

(unaudited)

	Principal	Value
MUNICIPAL GOVERNMENT OBLIGATIONS (continued)
Massachusetts (continued)
Massachusetts Housing Finance Agency, Revenue Bonds (continued)
Series C,
2.40%, 12/01/2025	$ 210,000	$ 216,882
2.55%, 06/01/2026	280,000	286,059
2.60%, 12/01/2026	150,000	152,800
2.70%, 06/01/2027	150,000	156,481
2.85%, 06/01/2028	160,000	165,219
2.90%, 12/01/2028	125,000	128,879

		16,412,060

Michigan - 3.4%
Allendale Public School District, General Obligation Unlimited, 5.00%, 11/01/2026	100,000	120,116
Capac Community School District, General Obligation Unlimited BAM, 4.00%, 05/01/2027 - 05/01/2031	1,240,000	1,405,260
City of Detroit Sewage Disposal System Revenue, Revenue Bonds Series A, AGM, 5.25%, 07/01/2023 - 07/01/2024	90,000	102,829
Clarkston Community Schools, General Obligation Unlimited, Series I, 5.00%, 05/01/2041	20,000	22,918
Decatur Public School District, General Obligation Unlimited, 3.00%, 05/01/2022	145,000	150,262
Detroit Wayne County Stadium Authority, Revenue Bonds, AGM, 5.00%, 10/01/2026	2,775,000	3,018,728
Downtown Development Authority, Tax Allocation, 5.00%, 07/01/2048	10,000,000	10,813,900
East Lansing Economic Development Corp., Revenue Bonds, Series B, 2.95%, 07/01/2020	50,000	50,422
Fitzgerald Public School District, General Obligation Unlimited, BAM, 4.00%, 05/01/2025	630,000	702,066
Forest Hills Public Schools, General Obligation Unlimited, Series I, 3.00%, 05/01/2024	85,000	90,099
Grand Rapids Economic Development Corp., Revenue Bonds, 3.00%, 11/01/2022	1,630,000	1,620,888
Grand Rapids Public Schools, General Obligation Unlimited, AGM, 5.00%, 05/01/2030	730,000	858,414
Meridian Economic Development Corp., Revenue Bonds
Series A,
2.95%, 07/01/2020	450,000	453,798
3.25%, 07/01/2021	605,000	617,052

	Principal	Value
MUNICIPAL GOVERNMENT OBLIGATIONS (continued)
Michigan (continued)
Michigan Finance Authority, Revenue Bonds
5.00%, 12/01/2035	$ 1,340,000	$ 1,439,254
5.25%, 10/01/2043	20,000	22,302
Michigan Municipal Bond Authority, Revenue Bonds, 5.00%, 10/01/2019	25,000	25,349
Michigan State Hospital Finance Authority, Revenue Bonds
Series A,
5.00%, 06/01/2019	110,000	110,279
Series F,
Fixed until 04/01/2021, 1.90% (C), 11/15/2047	1,320,000	1,320,739
Fixed until 03/15/2023, 2.40% (C), 11/15/2047	840,000	849,290
Michigan State Housing Development Authority, Revenue Bonds
Series B,
3.25%, 12/01/2032	3,835,000	3,902,458
Series D,
3.65%, 10/01/2032	2,700,000	2,741,661
Saranac Community Schools, General Obligation Unlimited
4.00%, 05/01/2030 - 05/01/2031	825,000	912,014
Series A,
4.00%, 05/01/2025	130,000	144,715
Southgate Community School District, General Obligation Unlimited 5.00%, 05/01/2032 - 05/01/2035	1,950,000	2,255,848
Stockbridge Community Schools, General Obligation Unlimited, Series A, 5.00%, 05/01/2031	375,000	437,644
Sturgis Public School District, General Obligation Unlimited, Series A, 5.00%, 05/01/2026	45,000	52,682
Warren Consolidated Schools, General Obligation Unlimited
AGM,
4.00%, 05/01/2025 - 05/01/2027	700,000	784,163
Series B, BAM,
5.00%, 05/01/2023 - 05/01/2025	7,210,000	8,291,335
Wayne County Airport Authority, Revenue Bonds, Series A, 5.00%, 12/01/2032	250,000	296,535
Zeeland Public Schools, General Obligation Unlimited Series B, BAM, 5.00%, 05/01/2026 - 05/01/2030	5,820,000	7,081,686

		50,694,706

Minnesota - 1.3%
City of Apple Valley, Revenue Bonds, 4.25%, 09/01/2038	1,000,000	1,011,580
City of Deephaven, Revenue Bonds
Series A,
4.38%, 10/01/2027	250,000	249,035
4.40%, 07/01/2025	165,000	170,732

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2019

Transamerica Intermediate Muni

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2019

(unaudited)

	Principal	Value
MUNICIPAL GOVERNMENT OBLIGATIONS (continued)
Minnesota (continued)
City of Red Wing, Revenue Bonds, Class A, 5.00%, 08/01/2047	$ 1,250,000	$ 1,274,250
City of St. Cloud, Revenue Bonds, Series A, 3.00%, 04/01/2021	250,000	150,000
City of Stillwater, Tax Allocation
3.00%, 02/01/2021 - 02/01/2027	2,255,000	2,291,180
4.00%, 02/01/2030	750,000	781,237
County of Chippewa, Revenue Bonds 4.00%, 03/01/2023 - 03/01/2026	5,460,000	5,777,395
Dakota County Community Development Agency, Revenue Bonds, Series A, 5.00%, 09/01/2029	705,000	731,649
Housing & Redevelopment Authority of the City of St. Paul, Revenue Bonds
Series A,
4.00%, 07/01/2019	100,000	100,367
5.00%, 11/15/2025 - 12/01/2030	850,000	979,047
Series B,
4.25%, 04/01/2025	170,000	172,982
Minnesota Housing Finance Agency, Revenue Bonds
Series A,
4.00%, 08/01/2031	100,000	108,468
Series B,
3.20%, 07/01/2025	100,000	100,615
Series C, GNMA, FNMA, FHLMC,
2.80%, 07/01/2024	120,000	122,987
2.95%, 07/01/2025	80,000	82,684
Series E, GNMA, FNMA, FHLMC,
3.30%, 01/01/2034	3,705,000	3,778,803
Series F,
2.90%, 01/01/2026	260,000	268,440
2.95%, 07/01/2026	320,000	330,893
Township of Baytown, Revenue Bonds, Series A, 4.00%, 08/01/2036	675,000	672,469

		19,154,813

Mississippi - 1.2%
Mississippi Development Bank, Revenue Bonds
AGC,
5.63%, 07/01/2039	40,000	40,263
AGM,
6.88%, 12/01/2040	90,000	106,601
AGM-CR,
5.25%, 02/01/2049	7,500,000	8,979,075
Series A,
5.00%, 03/01/2022	650,000	664,930
Mississippi Home Corp., Revenue Bonds
Series A, GNMA, FNMA, FHLMC,
2.20%, 12/01/2024	695,000	702,402
2.35%, 06/01/2025	320,000	326,173
2.45%, 12/01/2025	520,000	533,437
2.70%, 12/01/2026	475,000	492,176
2.75%, 06/01/2027	150,000	155,614

	Principal	Value
MUNICIPAL GOVERNMENT OBLIGATIONS (continued)
Mississippi (continued)
Mississippi Home Corp., Revenue Bonds (continued)
2.80%, 12/01/2027	$ 75,000	$ 78,459
2.85%, 06/01/2028	170,000	177,953
2.95%, 12/01/2028	535,000	560,626
Series E, GNMA, FNMA, FHLMC,
3.00%, 12/01/2028	80,000	82,640
Mississippi Hospital Equipment & Facilities Authority, Revenue Bonds, FHA, NATL, 5.00%, 02/01/2035	1,000,000	1,017,450
West Rankin Utility Authority, Revenue Bonds AGM, 5.00%, 01/01/2037 - 01/01/2038	3,155,000	3,566,169

		17,483,968

Missouri - 0.8%
Branson Industrial Development Authority, Revenue Bonds
Series A,
3.00%, 11/01/2019 - 11/01/2021	1,135,000	1,138,730
4.00%, 11/01/2022	350,000	360,832
City of Kansas City, Revenue Bonds, Series A, 5.00%, 09/01/2034	100,000	101,003
Industrial Development Authority of the City of St. Louis, Tax Allocation, 3.75%, 11/01/2027	555,000	563,036
Missouri Housing Development Commission, Revenue Bonds
Series A, GNMA, FNMA, FHLMC,
1.45%, 05/01/2019	30,000	30,000
Series B, GNMA, FNMA, FHLMC,
2.50%, 05/01/2029	5,000	5,000
2.55%, 11/01/2029	470,000	475,588
Missouri Joint Municipal Electric Utility Commission, Revenue Bonds, 5.00%, 12/01/2043	750,000	863,760
Missouri State Board of Public Buildings, Revenue Bonds, Series A, 2.25%, 04/01/2029	520,000	519,688
Missouri State Health & Educational Facilities Authority, Revenue Bonds Series A, 5.00%, 02/01/2029 - 02/01/2042	2,895,000	3,216,940
St. Louis County Industrial Development Authority, Special Assessment, 2.38%, 03/01/2020 (A)	300,000	299,346
St. Louis Municipal Finance Corp., Revenue Bonds Series A, AGM, 5.00%, 02/15/2030 - 02/15/2033	4,160,000	4,866,801

		12,440,724

Montana - 0.2%
Missoula High School District No. 1, General Obligation Unlimited, 4.00%, 07/01/2034	445,000	488,205
Montana Board of Housing, Revenue Bonds, Series A, 3.75%, 12/01/2038	345,000	357,537

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2019

Transamerica Intermediate Muni

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2019

(unaudited)

	Principal	Value
MUNICIPAL GOVERNMENT OBLIGATIONS (continued)
Montana (continued)
Montana Facility Finance Authority, Revenue Bonds
5.00%, 07/01/2030	$ 575,000	$ 697,498
Series C,
3.00%, 06/01/2022	300,000	309,618
5.00%, 06/01/2024 - 06/01/2025	1,460,000	1,675,831

		3,528,689

Nebraska - 0.7%
Central Plains Energy Project, Revenue Bonds, Series A, 5.00%, 09/01/2034	880,000	1,078,563
City of La Vista, Revenue Bonds
3.00%, 07/15/2034	475,000	476,145
3.25%, 07/15/2042	2,070,000	2,030,215
Madison County Hospital Authority No. 1, Revenue Bonds, Series V, 5.00%, 07/01/2025	1,765,000	2,010,776
Omaha Public Power District, Revenue Bonds Series A, 5.00%, 02/01/2033 - 02/01/2034	4,025,000	4,595,661
Papio-Missouri River Natural Resource District, General Obligation Limited 4.00%, 12/15/2027 - 12/15/2029	425,000	450,514
Thurston County School District No. 16, General Obligation Limited, 3.88%, 06/15/2029	100,000	102,441

		10,744,315

Nevada - 0.4%
City of Carson City, Revenue Bonds, 5.00%, 09/01/2034	700,000	793,954
City of Las Vegas, Revenue Bonds, 2.75%, 06/15/2021 (A)	400,000	397,384
County of Clark, Revenue Bonds, 5.00%, 07/01/2024	25,000	25,141
County of Washoe, Revenue Bonds, Series B, Fixed until 06/01/2022, 3.00% (C), 03/01/2036	1,200,000	1,240,296
Henderson Local Improvement Districts, Special Assessment
2.00%, 09/01/2023	360,000	355,248
2.25%, 09/01/2024	560,000	556,355
2.38%, 03/01/2021 - 03/01/2022	1,280,000	1,287,455
2.50%, 03/01/2023 - 09/01/2025	1,430,000	1,439,856
Las Vegas Special Improvement District Nos. 808 & 810, Special Assessment, 4.00%, 06/01/2020	180,000	182,684
Nevada System of Higher Education, Revenue Bonds Series A, 5.00%, 07/01/2021 - 07/01/2024	50,000	54,973

		6,333,346

	Principal	Value
MUNICIPAL GOVERNMENT OBLIGATIONS (continued)
New Hampshire - 0.1%
New Hampshire Housing Finance Authority, Revenue Bonds, 3.55%, 07/01/2037	$ 925,000	$ 942,381

New Jersey - 8.3%
Camden County Improvement Authority, Revenue Bonds
5.00%, 01/15/2026	255,000	290,856
Series A,
5.00%, 01/15/2029	10,000	11,580
City of Atlantic City, General Obligation Unlimited, Series B, AGM, 5.00%, 03/01/2037	1,000,000	1,147,190
City of Bayonne, General Obligation Unlimited, AGM, 5.00%, 08/01/2024	70,000	80,492
City of Newark, General Obligation Unlimited, Series A, 5.00%, 10/01/2020	55,000	56,804
City of Paterson, General Obligation Unlimited, BAM, 5.00%, 01/15/2024	435,000	472,210
City of Trenton, General Obligation Unlimited
AGM,
5.00%, 07/15/2034	200,000	234,236
BAM,
5.00%, 07/15/2022 - 12/01/2023	5,805,000	6,405,360
Cumberland County Improvement Authority, Revenue Bonds BAM, 5.00%, 12/15/2023 - 12/15/2024	945,000	1,085,532
Essex County Improvement Authority, Revenue Bonds, Series A, 5.00%, 12/01/2035 (G)	535,000	326,350
Garden State Preservation Trust, Revenue Bonds
Series A, AGM,
5.75%, 11/01/2028	4,920,000	6,059,866
Series C, AGM,
5.13%, 11/01/2019	105,000	106,752
5.25%, 11/01/2021	45,000	48,582
Greater Egg Harbor Regional High School District, General Obligation Unlimited
AGM,
4.00%, 02/01/2030 - 02/01/2031	360,000	392,375
5.00%, 02/01/2023 - 02/01/2024	2,345,000	2,675,789
Little Egg Harbor Board of Education, General Obligation Unlimited, AGM, 4.00%, 01/15/2021	125,000	129,974
Matawan-Aberdeen Regional School District, General Obligation Unlimited, 5.00%, 09/15/2019	25,000	25,320

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2019

Transamerica Intermediate Muni

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2019

(unaudited)

	Principal	Value
MUNICIPAL GOVERNMENT OBLIGATIONS (continued)
New Jersey (continued)
New Jersey Building Authority, Revenue Bonds
Series A,
5.00%, 12/15/2022	$ 45,000	$ 45,160
Series A, BAM,
5.00%, 06/15/2028	465,000	539,372
New Jersey Economic Development Authority, Revenue Bonds
Series A,
3.50%, 09/01/2022 (A)	120,000	120,040
4.25%, 09/01/2027 (A)	200,000	207,154
5.00%, 06/15/2022 - 06/15/2025	9,100,000	10,090,017
5.00%, 09/01/2037 (A)	750,000	788,535
5.38%, 09/01/2033 (A)	250,000	263,965
5.63%, 09/01/2038 (A)	335,000	353,760
Series A, BAM,
3.13%, 07/01/2031	2,400,000	2,410,872
5.00%, 06/15/2021 - 07/01/2028	12,830,000	14,438,690
Series A, BAM-TCRS,
5.00%, 06/15/2027 - 06/15/2030	15,900,000	18,654,410
Series B,
4.25%, 09/01/2022 (A)	180,000	178,835
Series C,
4.00%, 06/15/2025	1,825,000	1,936,489
Series C, BAM-TCRS,
5.00%, 06/15/2026	2,755,000	3,201,448
Series DDD,
5.00%, 06/15/2024	2,000,000	2,233,240
Series DDD, BAM-TCRS,
5.00%, 06/15/2026 - 06/15/2035	7,285,000	8,491,172
Series K, AMBAC,
5.50%, 12/15/2019	100,000	102,235
Series PP, AGM-CR,
5.00%, 06/15/2025	14,450,000	16,321,708
Series UU, AGM-CR,
5.00%, 06/15/2025	1,155,000	1,304,607
New Jersey Educational Facilities Authority, Revenue Bonds
Series D, AGM,
5.00%, 07/01/2024	2,485,000	2,854,768
Series E, BAM,
5.00%, 07/01/2023	155,000	173,704
Series F, AGC,
4.00%, 07/01/2020	635,000	651,300
Series H, AGM,
5.00%, 07/01/2026	610,000	710,833
New Jersey Health Care Facilities Financing Authority, Revenue Bonds
5.00%, 07/01/2023	50,000	55,039
5.50%, 07/01/2029	100,000	100,629
Series A, AGM,
5.00%, 07/01/2024 - 07/01/2046	1,105,000	1,248,835
New Jersey Housing & Mortgage Finance Agency, Revenue Bonds
Series A,
2.60%, 11/01/2024	2,200,000	2,248,202
2.85%, 11/01/2025	1,830,000	1,893,172
Series B,
2.00%, 05/01/2021	3,825,000	3,831,464

	Principal	Value
MUNICIPAL GOVERNMENT OBLIGATIONS (continued)
New Jersey (continued)
New Jersey Housing & Mortgage Finance Agency, Revenue Bonds (continued)
Series F, FHLMC,
3.35%, 12/01/2030	$ 1,255,000	$ 1,293,365
New Jersey Transportation Trust Fund Authority, Revenue Bonds
Series A, AGM-CR,
5.50%, 12/15/2022	3,030,000	3,389,631
Series A-1,
5.00%, 06/15/2023	150,000	166,291
Series B, AMBAC,
5.25%, 12/15/2023	30,000	34,025
New Jersey Turnpike Authority, Revenue Bonds, Series B, 5.00%, 01/01/2033	15,000	17,992
Newark Housing Authority, Revenue Bonds, AGM, 4.00%, 12/01/2030	200,000	214,348
Passaic County Improvement Authority, Revenue Bonds 5.00%, 05/01/2019 - 05/01/2020	250,000	255,034
River Edge School District, General Obligation Unlimited, 3.00%, 02/01/2020	25,000	25,270
South Jersey Transportation Authority LLC, Revenue Bonds, Series A, NATL, 4.50%, 11/01/2035	105,000	105,275
Tobacco Settlement Financing Corp., Revenue Bonds, Series A, 5.00%, 06/01/2023	25,000	27,703
Town of Kearny, General Obligation Unlimited, Series A, AGM, 5.00%, 02/01/2023	535,000	591,849
Township of Dennis, General Obligation Unlimited, 2.00%, 10/01/2019	100,000	100,151
Township of Lakewood, General Obligation Unlimited, BAM, 4.00%, 11/01/2019	45,000	45,497
Township of Little Falls, General Obligation Unlimited, 4.00%, 08/01/2019	90,000	90,522
Trenton Parking Authority, Revenue Bonds Series B, AGM, 4.00%, 04/01/2023 - 04/01/2028	1,610,000	1,748,950

		123,104,826

New Mexico - 0.4%
City of Farmington, Revenue Bonds
Fixed until 06/01/2022, 2.13% (C), 06/01/2040	1,450,000	1,442,910

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2019

Transamerica Intermediate Muni

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2019

(unaudited)

	Principal	Value
MUNICIPAL GOVERNMENT OBLIGATIONS (continued)
New Mexico (continued)
City of Farmington, Revenue Bonds (continued)
Series A,
Fixed until 04/01/2020, 1.88% (C), 04/01/2029	$ 1,950,000	$ 1,938,222
New Mexico Mortgage Finance Authority, Revenue Bonds
Series A-1,
1.65%, 09/01/2021	15,000	14,926
Series A-1, GNMA, FNMA, FHLMC,
3.45%, 07/01/2033	1,025,000	1,054,848
3.70%, 07/01/2038	1,065,000	1,093,201

		5,544,107

New York - 4.5%
Brooklyn Arena Local Development Corp., Revenue Bonds, Series A, AGM, 4.00%, 07/15/2035	2,400,000	2,567,352
Buffalo & Erie County Industrial Land Development Corp., Revenue Bonds
5.00%, 10/01/2037	400,000	461,296
Series A,
3.88%, 08/01/2027	2,545,000	2,609,083
5.00%, 08/01/2037	1,320,000	1,409,958
Build NYC Resource Corp., Revenue Bonds, 5.00%, 07/01/2041	100,000	107,917
City of Niagara Falls, General Obligation Limited, BAM, 5.00%, 05/15/2028	55,000	65,527
County of Suffolk, General Obligation Limited
Series A, AGM,
3.00%, 06/15/2025	2,905,000	3,065,879
Series D, BAM,
4.00%, 10/15/2027 - 10/15/2029	11,335,000	12,817,847
5.00%, 10/15/2023	115,000	130,333
Dutchess County Local Development Corp., Revenue Bonds 5.00%, 07/01/2032 - 07/01/2036	555,000	630,463
Hudson City School District, General Obligation Unlimited AGM, 3.25%, 06/15/2028 - 06/15/2035	1,075,000	1,112,054
Jefferson County Civic Facility Development Corp., Revenue Bonds, Series A, 4.00%, 11/01/2030	350,000	370,419
Lockport City School District, General Obligation Unlimited
2.25%, 08/01/2027	620,000	633,783
2.50%, 08/01/2028	1,145,000	1,174,770
Metropolitan Transportation Authority, Revenue Bonds
Series A,
5.00%, 11/15/2025	50,000	55,644

	Principal	Value
MUNICIPAL GOVERNMENT OBLIGATIONS (continued)
New York (continued)
Metropolitan Transportation Authority, Revenue Bonds (continued)
Series D,
5.00%, 11/15/2030	$ 2,500,000	$ 2,749,075
MTA Hudson Rail Yards Trust Obligations, Revenue Bonds, Series A, 5.00%, 11/15/2051	2,000,000	2,120,460
New York City Housing Development Corp., Revenue Bonds
Series C-1,
2.25%, 05/01/2026	955,000	956,996
2.30%, 11/01/2026	925,000	931,493
2.40%, 05/01/2027	850,000	851,590
2.45%, 11/01/2027	190,000	190,177
2.55%, 05/01/2028	370,000	371,432
Series I, FNMA,
Fixed until 02/01/2026, 2.95% (C), 11/01/2045	4,950,000	5,091,718
New York City Industrial Development Agency, Revenue Bonds, FGIC, 4.50%, 03/01/2039	245,000	245,292
New York City Municipal Water Finance Authority Water and Sewer System Revenue, Revenue Bonds Series EE, 5.25%, 06/15/2040	650,000	652,813
New York State Dormitory Authority, Revenue Bonds Series A, 5.00%, 12/15/2029 - 08/01/2035	4,045,000	4,584,476
New York State Housing Finance Agency, Revenue Bonds
Series E, GNMA, FNMA, FHLMC,
1.00%, 11/01/2019	690,000	686,943
Series H, GNMA, FNMA, FHLMC,
1.60%, 05/01/2021	2,750,000	2,734,792
1.65%, 11/01/2021	4,970,000	4,934,117
New York State Thruway Authority, Revenue Bonds, Series A, 5.00%, 01/01/2051	485,000	547,987
Niagara Tobacco Asset Securitization Corp., Revenue Bonds, 4.00%, 05/15/2029	145,000	146,253
North East Joint Fire District, General Obligation Limited, Series A, BAM, 3.50%, 12/15/2019	60,000	60,785
Port Authority of New York & New Jersey, Revenue Bonds
5.00%, 09/01/2048	2,160,000	2,566,210
5.25%, 11/15/2056	500,000	582,790
State of New York Mortgage Agency, Revenue Bonds
Series 190,
3.45%, 10/01/2030	110,000	113,807

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2019

Transamerica Intermediate Muni

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2019

(unaudited)

	Principal	Value
MUNICIPAL GOVERNMENT OBLIGATIONS (continued)
New York (continued)
State of New York Mortgage Agency, Revenue Bonds (continued)
Series 197,
1.90%, 04/01/2025	$ 925,000	$ 919,542
Town of North Hempstead, General Obligation Limited
Series A,
2.50%, 03/15/2030	1,455,000	1,459,991
2.75%, 03/15/2031 - 03/15/2033	3,165,000	3,151,924
Town of Oyster Bay, General Obligation Limited, AGM-CR, 4.00%, 02/15/2024	1,935,000	2,110,272
TSASC, Inc., Revenue Bonds, Series A, 5.00%, 06/01/2024	140,000	158,645
Westchester County Local Development Corp., Revenue Bonds, 5.00%, 11/01/2026	675,000	782,885
Windsor Central School District, General Obligation Unlimited
2.00%, 06/15/2020	115,000	115,712
3.00%, 06/15/2030 - 06/15/2031	285,000	294,336

		67,324,838

North Carolina - 0.6%
City of Charlotte, Certificate of Participation, Series A, 5.00%, 12/01/2021	25,000	27,121
North Carolina Housing Finance Agency, Revenue Bonds
Series 37-B, GNMA, FNMA,
1.95%, 07/01/2023	20,000	20,074
Series 38-B,
2.38%, 01/01/2025	2,050,000	2,100,983
2.45%, 07/01/2025	1,205,000	1,242,355
2.65%, 01/01/2026	1,055,000	1,098,160
2.80%, 01/01/2027	80,000	83,568
North Carolina Medical Care Commission, Revenue Bonds, 5.00%, 01/01/2038	620,000	687,667
Winston-Salem State University, Revenue Bonds BAM, 5.00%, 06/01/2029 - 06/01/2036	3,710,000	4,275,577

		9,535,505

North Dakota - 1.0%
Burleigh County Health Care Revenue, Revenue Bonds
3.60%, 05/01/2024	285,000	285,519
5.00%, 05/01/2037	2,000,000	2,065,980
City of Mandan, Revenue Bonds, Series A, 4.00%, 09/01/2034	1,010,000	1,073,994
County of Burleigh Multi-County Sales Tax Revenue, Revenue Bonds Series A, AGM, 3.00%, 11/01/2024 - 11/01/2025	905,000	938,150

	Principal	Value
MUNICIPAL GOVERNMENT OBLIGATIONS (continued)
North Dakota (continued)
Fargo Public School District No. 1, General Obligation Limited, Series A, 3.00%, 08/01/2026	$ 25,000	$ 26,292
Jamestown Park District, Revenue Bonds
Series A,
3.00%, 07/01/2035	4,050,000	4,020,151
4.00%, 07/01/2026 - 07/01/2031	3,235,000	3,475,936
North Dakota Housing Finance Agency, Revenue Bonds
2.80%, 07/01/2023	55,000	56,711
Series C,
2.55%, 01/01/2028	775,000	781,053
Series D,
2.80%, 01/01/2025	810,000	850,767
2.85%, 07/01/2025	745,000	785,342

		14,359,895

Ohio - 2.4%
Brunswick City School District, General Obligation Unlimited Series A, 5.00%, 12/01/2027 - 12/01/2037	1,600,000	1,782,044
Buckeye Tobacco Settlement Financing Authority, Revenue Bonds
Series A-2,
5.13%, 06/01/2024	1,465,000	1,375,943
5.38%, 06/01/2024	365,000	345,940
Cardinal Local School District, Certificate of Participation, 5.25%, 04/01/2038	2,160,000	2,193,890
City of Marysville Wastewater Treatment System Revenue, Revenue Bonds, BAM, 5.00%, 12/01/2023	180,000	204,628
Cleveland Heights & University Heights City School District, General Obligation Unlimited 4.00%, 12/01/2029 - 12/01/2030	1,095,000	1,230,126
Cleveland-Cuyahoga County Port Authority, Revenue Bonds Series C, 3.00%, 05/15/2019 - 11/15/2023	710,000	725,863
Cleveland-Cuyahoga County Port Authority, Tax Allocation Series D, 3.00%, 05/15/2019 - 05/15/2023	1,870,000	1,903,093
County of Butler, Revenue Bonds, 5.00%, 11/15/2027	65,000	78,613
County of Cuyahoga, Revenue Bonds, 4.00%, 02/15/2029	2,100,000	2,191,833
County of Lucas, Revenue Bonds, 5.00%, 11/15/2023	810,000	859,904
County of Montgomery, Revenue Bonds, Series A, 5.00%, 05/01/2032	40,000	40,462
County of Scioto, Revenue Bonds, AGM-CR, 3.50%, 02/15/2038	2,155,000	2,193,639

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2019

Transamerica Intermediate Muni

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2019

(unaudited)

	Principal	Value
MUNICIPAL GOVERNMENT OBLIGATIONS (continued)
Ohio (continued)
County of Warren, Revenue Bonds 5.00%, 07/01/2022 - 07/01/2023	$ 425,000	$ 467,611
Dayton-Montgomery County Port Authority, Revenue Bonds, Series 1, 6.13%, 01/15/2025	730,000	749,133
East Knox Local School District, General Obligation Unlimited, BAM, 4.00%, 12/01/2030	260,000	286,224
Little Miami Local School District, General Obligation Unlimited, Series B, 5.00%, 11/01/2048	2,000,000	2,252,440
Ohio Air Quality Development Authority, Revenue Bonds, Series E, 5.63%, 10/01/2019	6,690,000	6,777,907
Ohio Higher Educational Facility Commission, Revenue Bonds
5.75%, 11/15/2035	25,000	25,950
AGM,
5.25%, 11/15/2040	40,000	41,209
Ohio Housing Finance Agency, Revenue Bonds
Series D, GNMA, FNMA, FHLMC,
3.05%, 09/01/2032	2,180,000	2,206,007
3.40%, 09/01/2037	4,220,000	4,306,088
Pinnacle Community Infrastructure Financing Authority, Revenue Bonds, Series A, AGM, 4.00%, 12/01/2031	1,445,000	1,533,116
State of Ohio, Revenue Bonds, Series C, 3.25%, 01/15/2023	100,000	100,106
Summit County Development Finance Authority, Revenue Bonds
4.00%, 12/01/2028 - 12/01/2034	1,150,000	1,212,607
Series C,
4.00%, 11/15/2024 - 11/15/2025	155,000	166,743
Willoughby-Eastlake City School District, Certificate of Participation, BAM, 4.00%, 03/01/2025	145,000	159,252

		35,410,371

Oklahoma - 0.6%
Caddo County Governmental Building Authority, Revenue Bonds, 5.00%, 09/01/2027	435,000	497,509
Cleveland County Educational Facilities Authority, Revenue Bonds, 5.00%, 06/01/2023	45,000	50,444
Garfield County Educational Facilities Authority, Revenue Bonds, Series A, 5.00%, 09/01/2027	1,315,000	1,562,562

	Principal	Value
MUNICIPAL GOVERNMENT OBLIGATIONS (continued)
Oklahoma (continued)
Grady County School Finance Authority, Revenue Bonds
3.00%, 12/01/2028 - 12/01/2030	$ 290,000	$ 288,523
4.00%, 12/01/2023 - 09/01/2029	950,000	1,037,144
5.00%, 09/01/2022 - 12/01/2027	3,725,000	4,403,109
Jefferson County Educational Facilities Authority, Revenue Bonds
3.25%, 12/01/2023	135,000	137,307
3.38%, 12/01/2024	135,000	138,580
Oklahoma Development Finance Authority, Revenue Bonds, 5.00%, 06/01/2020	25,000	25,904
Oklahoma Water Resources Board, Revenue Bonds, Series B, 4.75%, 04/01/2039	55,000	57,770

		8,198,852

Oregon - 0.3%
County of Jackson Airport Revenue, Revenue Bonds AGM, 5.00%, 12/01/2030 - 12/01/2032	305,000	357,599
Klamath Falls Intercommunity Hospital Authority, Revenue Bonds, 3.00%, 09/01/2035	820,000	819,434
Oregon State Facilities Authority, Revenue Bonds
Series A,
5.00%, 10/01/2021	440,000	469,907
5.50%, 06/15/2035 (A)	750,000	771,503
State of Oregon Housing & Community Services Department, Revenue Bonds
Series A,
5.00%, 07/01/2019	75,000	75,409
Series B,
5.00%, 07/01/2019	45,000	45,243
Series D,
2.30%, 01/01/2026	1,165,000	1,166,328
2.45%, 01/01/2027	1,240,000	1,242,988

		4,948,411

Pennsylvania - 5.4%
Allegheny County Hospital Development Authority, Revenue Bonds
5.38%, 08/15/2029	150,000	151,527
5.50%, 08/15/2034	100,000	101,004
Allegheny County Sanitary Authority, Revenue Bonds
AGM,
4.00%, 12/01/2035	345,000	371,479
5.00%, 12/01/2024	30,000	35,080
Allentown City School District, General Obligation Limited, AGM, 4.00%, 02/15/2023	5,395,000	5,751,879
Altoona Area School District, General Obligation Limited, BAM, 5.00%, 12/01/2036	305,000	346,959

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2019

Transamerica Intermediate Muni

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2019

(unaudited)

	Principal	Value
MUNICIPAL GOVERNMENT OBLIGATIONS (continued)
Pennsylvania (continued)
Bristol Township School District, General Obligation Limited, BAM-TCRS, 5.00%, 06/01/2027	$ 80,000	$ 89,156
Bucks County Industrial Development Authority, Revenue Bonds 5.00%, 10/01/2033 - 10/01/2037	1,950,000	2,157,526
Central Bradford Progress Authority, Revenue Bonds, 5.25%, 12/01/2019	95,000	96,961
Centre County Hospital Authority, Revenue Bonds, 3.00%, 11/15/2019	300,000	301,878
Chambersburg Area School District, General Obligation Limited, Series A, 3.25%, 03/01/2029	1,085,000	1,085,694
Chartiers Valley School District, General Obligation Limited, Series B, 5.00%, 10/15/2040	10,000	11,300
Cheltenham Township School District, General Obligation Limited, Series A, 5.00%, 02/15/2033	90,000	102,182
City of Philadelphia Water & Wastewater Revenue, Revenue Bonds, Series C, AGM, 5.00%, 08/01/2020	110,000	114,513
City of Reading, General Obligation Unlimited, BAM, 5.00%, 11/01/2021	675,000	721,912
Columbia Borough School District, General Obligation Limited, BAM, 2.80%, 02/15/2021	530,000	530,329
Commonwealth Financing Authority, Revenue Bonds, Series B-1, AGM, 5.00%, 06/01/2025	2,900,000	3,397,292
Commonwealth of Pennsylvania, General Obligation Unlimited Series A, AGM-CR, 4.00%, 09/15/2030 - 09/15/2031	19,700,000	21,718,715
Council Rock School District, General Obligation Limited, Series D, 2.25%, 11/15/2023	320,000	320,070
County of Bedford, General Obligation Unlimited, Series A, BAM, 3.00%, 09/01/2019	100,000	100,335
Erie County Conventional Center Authority, Revenue Bonds, 5.00%, 01/15/2026	1,725,000	2,002,501
Fairview School District, General Obligation Limited Series A, 4.00%, 02/01/2024 - 02/01/2026	365,000	400,589

	Principal	Value
MUNICIPAL GOVERNMENT OBLIGATIONS (continued)
Pennsylvania (continued)
Indiana County Hospital Authority, Revenue Bonds, Series A, 5.50%, 06/01/2029	$ 250,000	$ 269,430
Lancaster School District, General Obligation Limited, Series A, AGM, 5.00%, 06/01/2031	735,000	851,644
Nazareth Area School District, General Obligation Limited, Series D, 5.00%, 11/15/2035	10,000	11,574
Penn Hills School District, General Obligation Limited
BAM,
5.00%, 11/15/2023 - 11/15/2024	280,000	316,119
Series A, BAM,
5.00%, 11/15/2025	110,000	126,509
Pennsylvania Economic Development Financing Authority, Revenue Bonds, AGM, 5.00%, 01/01/2034	230,000	250,640
Pennsylvania Higher Educational Facilities Authority, Revenue Bonds, 5.00%, 07/15/2020	50,000	51,630
Pennsylvania Housing Finance Agency, Revenue Bonds
Series 119,
1.85%, 04/01/2022	720,000	719,158
Series 121,
2.20%, 04/01/2026	1,955,000	1,951,285
2.25%, 10/01/2026	1,275,000	1,273,330
2.35%, 04/01/2027	3,505,000	3,504,685
Series 124B,
2.30%, 04/01/2026	1,415,000	1,429,490
2.40%, 10/01/2026	745,000	759,274
2.45%, 04/01/2027	1,600,000	1,623,792
2.55%, 10/01/2027	1,450,000	1,471,721
2.65%, 04/01/2028	1,700,000	1,728,050
2.75%, 10/01/2028	1,580,000	1,604,964
Pennsylvania Turnpike Commission, Revenue Bonds
5.00%, 12/01/2037	15,000	16,082
Series B,
5.00%, 12/01/2034 - 12/01/2038	1,305,000	1,514,023
Series B, BAM-TCRS,
5.25%, 12/01/2044	8,275,000	9,306,148
Perkasie Regional Authority, Revenue Bonds, BAM, 2.75%, 02/01/2025	50,000	50,316
Philadelphia Gas Works Co., Revenue Bonds
4.00%, 10/01/2036 - 10/01/2037	425,000	445,742
5.00%, 08/01/2024	150,000	172,160
Reading School District, General Obligation Unlimited Series A, AGM, 5.00%, 02/01/2026 - 02/01/2027	2,115,000	2,442,718

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2019

Transamerica Intermediate Muni

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2019

(unaudited)

	Principal	Value
MUNICIPAL GOVERNMENT OBLIGATIONS (continued)
Pennsylvania (continued)
School District of Philadelphia, General Obligation Unlimited, Series A, NATL, 4.38%, 06/01/2034	$ 50,000	$ 50,108
State Public School Building Authority, Revenue Bonds
5.00%, 09/15/2021 - 09/15/2022	180,000	195,089
5.25%, 03/01/2020	115,000	118,370
AGM,
5.00%, 10/01/2020 - 10/01/2023	260,000	282,365
BAM-TCRS,
5.00%, 10/01/2019	210,000	212,764
Series A, AGM,
5.00%, 10/01/2020 - 09/15/2021	975,000	1,035,965
Sto Rox School District, General Obligation Limited, BAM, 3.13%, 12/15/2027	350,000	356,548
Wilkes-Barre Area School District, General Obligation Limited
BAM,
4.00%, 04/15/2054	1,505,000	1,561,543
5.00%, 04/15/2059	4,000,000	4,549,320

		80,161,437

Puerto Rico - 1.8%
Children’s Trust Fund, Revenue Bonds, 5.63%, 05/15/2043	125,000	126,371
Commonwealth of Puerto Rico, General Obligation Unlimited
AGC-ICC,
5.00%, 07/01/2034	130,000	131,528
AGM,
5.13%, 07/01/2030	10,000	10,173
5.25%, 07/01/2020	60,000	61,426
5.50%, 07/01/2019	590,000	592,330
AGM-CR,
4.50%, 07/01/2023	100,000	100,168
Series A, AGC-ICC,
5.00%, 07/01/2020 - 07/01/2034	565,000	573,128
5.25%, 07/01/2020	275,000	278,660
5.50%, 07/01/2029	140,000	155,287
Series A, AGC-ICC, FGIC,
5.50%, 07/01/2020	175,000	179,655
Series A, AGM,
4.00%, 07/01/2022	470,000	477,722
5.00%, 07/01/2035	1,645,000	1,697,788
5.25%, 07/01/2024	285,000	299,059
6.00%, 07/01/2034	440,000	470,012
Series A-4, AGM,
5.00%, 07/01/2031	115,000	116,996
Series B, AGC-ICC,
5.00%, 07/01/2035	715,000	722,801
Series C, AGM,
5.75%, 07/01/2037	305,000	311,869
Series D, AGM,
4.13%, 07/01/2020	80,000	80,054

	Principal	Value
MUNICIPAL GOVERNMENT OBLIGATIONS (continued)
Puerto Rico (continued)
Puerto Rico Commonwealth Aqueduct & Sewer Authority, Revenue Bonds, Series A, AGC, 5.13%, 07/01/2047	$ 470,000	$ 471,659
Puerto Rico Convention Center District Authority, Revenue Bonds
Series A, AGC,
4.50%, 07/01/2036	1,765,000	1,767,242
5.00%, 07/01/2027	535,000	545,807
Puerto Rico Electric Power Authority, Revenue Bonds
Series DDD, AGM,
3.65%, 07/01/2024	620,000	617,557
5.00%, 07/01/2023	40,000	40,856
Series RR, AGC,
5.00%, 07/01/2028	345,000	351,382
Series RR, AGM,
5.00%, 07/01/2020	1,055,000	1,066,605
Series SS, AGC,
4.38%, 07/01/2030	145,000	145,020
Series SS, AGM,
5.00%, 07/01/2019 - 07/01/2030	2,305,000	2,337,420
Series TT, AGC-ICC,
5.00%, 07/01/2032	50,000	50,672
Series TT, AGM-CR,
4.20%, 07/01/2019	145,000	145,132
Series UU, AGC,
4.25%, 07/01/2027	20,000	20,001
5.00%, 07/01/2026	650,000	664,241
Series UU, AGM,
4.00%, 07/01/2023	115,000	115,110
5.00%, 07/01/2020 - 07/01/2024	1,185,000	1,207,068
Series V, AGM,
5.25%, 07/01/2027	80,000	87,478
Puerto Rico Highway & Transportation Authority, Revenue Bonds
AGC-ICC,
5.00%, 07/01/2028	30,000	30,555
Series A, AGC-ICC,
4.75%, 07/01/2038	170,000	170,459
Series A, AGM-CR,
4.75%, 07/01/2038	320,000	320,864
Series CC, AGM,
5.25%, 07/01/2032 - 07/01/2036	495,000	537,568
Series CC, AGM-CR,
5.50%, 07/01/2029 - 07/01/2031	160,000	178,104
Series D, AGM,
5.00%, 07/01/2027 - 07/01/2032	3,575,000	3,628,970
Series E, AGM,
5.50%, 07/01/2020 - 07/01/2023	185,000	195,465
Series L, AGC,
5.25%, 07/01/2019	100,000	100,355
Series M, AGC-ICC,
5.00%, 07/01/2032 - 07/01/2037	1,175,000	1,191,018
Series N, AGC,
5.25%, 07/01/2034 - 07/01/2036	260,000	279,905
Series N, AGM-CR, AGC,
5.25%, 07/01/2034	385,000	417,540

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2019

Transamerica Intermediate Muni

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2019

(unaudited)

	Principal	Value
MUNICIPAL GOVERNMENT OBLIGATIONS (continued)
Puerto Rico (continued)
Puerto Rico Highway & Transportation Authority, Revenue Bonds (continued)
Series N, AGM-CR, AGC-ICC,
5.50%, 07/01/2025	$ 95,000	$ 104,078
Puerto Rico Infrastructure Financing Authority, Revenue Bonds, Series B, AGC-ICC, 5.00%, 07/01/2041	35,000	35,207
Puerto Rico Municipal Finance Agency, Revenue Bonds
Series A, AGM,
4.20%, 08/01/2020	85,000	85,062
5.00%, 08/01/2019 - 08/01/2030	2,680,000	2,720,846
5.25%, 08/01/2020	105,000	106,398
Series C, AGC,
5.25%, 08/01/2020	110,000	112,798
Puerto Rico Public Buildings Authority, Revenue Bonds
AGC-ICC,
5.25%, 07/01/2033	275,000	279,680
Series I, AGC-ICC,
5.00%, 07/01/2036	495,000	499,985
Series L, AGM-CR,
5.50%, 07/01/2021	125,000	127,566
Series N, AGC-ICC,
5.00%, 07/01/2032	200,000	202,686

		27,343,386

Rhode Island - 1.7%
Providence Public Building Authority, Revenue Bonds Series A, AGM, 5.00%, 09/15/2024 - 09/15/2037	14,660,000	17,233,405
Providence Redevelopment Agency, Revenue Bonds
Series A, AGM,
5.00%, 04/01/2025	580,000	664,866
Series A, AGM-CR,
5.00%, 04/01/2027	1,250,000	1,436,262
Rhode Island Health & Educational Building Corp., Revenue Bonds
5.00%, 05/15/2028 - 05/15/2029	2,425,000	2,799,459
AGM,
4.00%, 05/15/2024	650,000	709,618
Series C,
5.00%, 09/15/2027	180,000	214,024
Rhode Island Turnpike & Bridge Authority, Revenue Bonds, Series A, 5.00%, 10/01/2024	130,000	149,824
Tobacco Settlement Financing Corp., Revenue Bonds Series A, 5.00%, 06/01/2023 - 06/01/2027	1,170,000	1,294,206
Town of West Warwick, General Obligation Unlimited, Series A, BAM, 5.00%, 10/01/2019	165,000	166,950

		24,668,614

	Principal	Value
MUNICIPAL GOVERNMENT OBLIGATIONS (continued)
South Carolina - 0.3%
City of Georgetown Combined Public Utility Revenue, Revenue Bonds, Series A, BAM, 4.00%, 06/01/2029	$ 595,000	$ 658,082
Piedmont Municipal Power Agency, Revenue Bonds, AGC, 5.75%, 01/01/2034	200,000	215,556
SGAGO Educational Facilities Corp. for Williamsburg School District, Revenue Bonds Series B, BAM, 5.00%, 12/01/2024 - 12/01/2025	575,000	666,821
South Carolina Jobs-Economic Development Authority, Revenue Bonds, 5.00%, 10/01/2026 (A)	3,050,000	3,253,984
South Carolina Public Service Authority, Revenue Bonds, Series A, AGM-CR, 5.00%, 12/01/2036	125,000	133,104
South Carolina State Housing Finance & Development Authority, Revenue Bonds, GNMA, FNMA, FHLMC, 2.00%, 07/01/2020	80,000	80,298
State of South Carolina, General Obligation Unlimited, 3.00%, 04/01/2026	200,000	200,178

		5,208,023

South Dakota - 0.8%
South Dakota Housing Development Authority, Revenue Bonds
Series B, GNMA, FNMA, FHLMC,
2.20%, 11/01/2024	665,000	675,547
2.30%, 05/01/2025	325,000	327,574
2.45%, 11/01/2025	290,000	299,248
2.55%, 05/01/2026	1,860,000	1,933,582
2.65%, 11/01/2026	330,000	345,698
2.75%, 05/01/2027	970,000	1,019,974
2.80%, 11/01/2027	1,330,000	1,394,917
2.85%, 05/01/2028	1,210,000	1,267,499
2.95%, 11/01/2028	440,000	460,152
Series C,
2.00%, 05/01/2023	20,000	20,060
Series F, GNMA, FNMA, FHLMC,
2.60%, 05/01/2027	860,000	878,490
2.65%, 11/01/2027	1,285,000	1,311,073
2.70%, 05/01/2028	390,000	398,522
2.75%, 11/01/2028	1,425,000	1,458,858

		11,791,194

Tennessee - 2.0%
Chattanooga Health Educational & Housing Facility Board, Revenue Bonds, 5.00%, 10/01/2027	675,000	768,467
City of Jackson, Revenue Bonds, 5.00%, 04/01/2041	175,000	198,651
County of Dyer, General Obligation Unlimited, Series B, AGC, 4.10%, 06/01/2026	500,000	501,010

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2019

Transamerica Intermediate Muni

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2019

(unaudited)

	Principal	Value
MUNICIPAL GOVERNMENT OBLIGATIONS (continued)
Tennessee (continued)
Greeneville Health & Educational Facilities Board, Revenue Bonds, Series A, 5.00%, 07/01/2034	$ 3,000,000	$ 3,297,630
Knox County Health Educational & Housing Facility Board, Revenue Bonds, Series A, 5.00%, 01/01/2026	100,000	117,663
Tennessee Housing Development Agency, Revenue Bonds
2.45%, 01/01/2024	260,000	267,743
2.75%, 01/01/2025	40,000	42,016
2.80%, 07/01/2025	280,000	294,353
2.95%, 01/01/2026	45,000	47,679
3.00%, 01/01/2031	450,000	457,268
Series 1C,
2.35%, 07/01/2021	1,075,000	1,084,396
Series 2B,
2.30%, 01/01/2022	285,000	287,653
2.55%, 01/01/2028	390,000	391,373
2.70%, 07/01/2024	195,000	199,005
Series B2,
2.05%, 01/01/2024	890,000	891,113
2.15%, 07/01/2024	265,000	265,824
2.25%, 01/01/2025	1,000,000	1,019,810
2.40%, 07/01/2025	2,000,000	2,059,740
2.55%, 01/01/2026	120,000	124,774
2.60%, 07/01/2026	800,000	815,584
2.80%, 07/01/2027	2,270,000	2,327,090
2.85%, 01/01/2028	3,205,000	3,279,773
2.95%, 07/01/2028	2,655,000	2,728,650
3.00%, 01/01/2029	2,750,000	2,827,632
3.05%, 07/01/2029	3,100,000	3,188,691
3.15%, 01/01/2030	2,820,000	2,910,268
Tennessee State School Bond Authority, Revenue Bonds, Series C, 5.00%, 05/01/2019	10,000	10,000

		30,403,856

Texas - 4.0%
Arlington Higher Education Finance Corp., Revenue Bonds, Series A, 3.80%, 08/15/2026	350,000	352,348
Bexar County Health Facilities Development Corp., Revenue Bonds 5.00%, 07/15/2023 - 07/15/2026	650,000	723,375
Board of Managers Joint Guadalupe County-City of Seguin Hospital, Revenue Bonds 5.00%, 12/01/2019 - 12/01/2022	4,560,000	4,749,766
Camino Real Regional Mobility Authority, Revenue Bonds, AGM, 5.00%, 06/01/2024	420,000	482,467
Centerville Independent School District, General Obligation Unlimited, 4.00%, 08/15/2036	535,000	549,595

	Principal	Value
MUNICIPAL GOVERNMENT OBLIGATIONS (continued)
Texas (continued)
Central Texas Turnpike System, Revenue Bonds, AGM-CR, 5.00%, 08/15/2041	$ 125,000	$ 135,479
City of Arlington, Special Tax, Series C, BAM, 5.00%, 02/15/2045	95,000	99,038
City of Bryan Rural Electric System Revenue, Revenue Bonds, 5.00%, 07/01/2025	30,000	35,243
City of Corpus Christi Utility System Revenue, Revenue Bonds, 5.00%, 07/15/2019	60,000	60,398
City of Dallas, Revenue Bonds, AGC, 5.25%, 08/15/2038	280,000	282,464
City of Laredo International Toll Bridge System Revenue, Revenue Bonds, AGM, 5.00%, 10/01/2022	90,000	99,034
City of Pearland, General Obligation Limited, 5.00%, 03/01/2023	25,000	27,967
City of Westworth Village, General Obligation Limited, BAM, 3.00%, 08/15/2019	35,000	35,141
Clifton Higher Education Finance Corp., Revenue Bonds, Series A, 5.00%, 08/15/2034	775,000	903,689
Colorado River Municipal Water District, Revenue Bonds, 5.00%, 01/01/2023	1,260,000	1,406,651
County of Bexar, General Obligation Limited, Series A, 5.00%, 06/15/2023	135,000	135,552
County of Denton, General Obligation Limited, 4.00%, 07/15/2029	50,000	55,365
Dallas County Flood Control District No. 1, General Obligation Unlimited 5.00%, 04/01/2020 - 04/01/2024 (A)	5,595,000	5,930,620
Dallas/Fort Worth International Airport, Revenue Bonds
Series A,
5.00%, 11/01/2045	50,000	51,967
Series C,
5.00%, 11/01/2034	40,000	44,396
Del Mar College District, General Obligation Limited, 3.50%, 08/15/2019	100,000	100,515
Denton County Fresh Water Supply District No. 10, General Obligation Unlimited, AGM, 2.75%, 09/01/2030	80,000	80,094
El Paso County Hospital District, General Obligation Limited 5.00%, 08/15/2020 - 08/15/2026	445,000	475,039

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2019

Transamerica Intermediate Muni

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2019

(unaudited)

	Principal	Value
MUNICIPAL GOVERNMENT OBLIGATIONS (continued)
Texas (continued)
Fort Bend County Levee Improvement District No. 15, General Obligation Unlimited BAM, 4.00%, 09/01/2029 - 09/01/2032	$ 380,000	$ 405,448
Fort Bend County Levee Improvement District No. 17, General Obligation Unlimited, AGM, 4.70%, 09/01/2035	50,000	51,254
Fort Bend County Municipal Utility District No. 23, General Obligation Unlimited, BAM, 3.00%, 09/01/2019	60,000	60,219
Fort Bend County Municipal Utility District No. 30, General Obligation Unlimited, BAM, 4.00%, 09/01/2036	150,000	156,410
Grand Parkway Transportation Corp., Revenue Bonds, Series B, 5.00%, 04/01/2053	25,000	27,010
Grant Road Public Utility District, General Obligation Unlimited, AGC, 3.50%, 10/01/2023	750,000	751,027
Harris County Cultural Education Facilities Finance Corp., Revenue Bonds, Series A, 4.38%, 11/15/2021	20,000	20,306
Harris County Municipal Utility District No. 399, General Obligation Unlimited AGM, 4.00%, 09/01/2032 - 09/01/2034	805,000	841,535
Harris County Municipal Utility District No. 412, General Obligation Unlimited, MAC, 3.00%, 09/01/2021	100,000	102,319
Harris County Municipal Utility District No. 419, General Obligation Unlimited, AGM, 4.00%, 09/01/2031	40,000	42,056
Harris County-Houston Sports Authority, Revenue Bonds, Series H, NATL, Zero Coupon, 11/15/2024	400,000	338,360
Houston Higher Education Finance Corp., Revenue Bonds, 5.00%, 08/15/2024	490,000	565,793
Hunt Memorial Hospital District, General Obligation Limited, 5.00%, 02/15/2024	15,000	16,937
Kingsbridge Municipal Utility District, General Obligation Unlimited, AGM, 3.50%, 03/01/2027	695,000	696,202
Laredo Independent School District, General Obligation Unlimited, 5.00%, 08/01/2019	75,000	75,608

	Principal	Value
MUNICIPAL GOVERNMENT OBLIGATIONS (continued)
Texas (continued)
Love Field Airport Modernization Corp., Revenue Bonds, 5.25%, 11/01/2040	$ 15,000	$ 15,601
Lower Colorado River Authority, Revenue Bonds, 5.00%, 05/15/2020	35,000	36,203
Metropolitan Transit Authority of Harris County, Revenue Bonds, Series A, 5.00%, 11/01/2020	40,000	40,691
Montgomery County Municipal Utility District No. 113, General Obligation Unlimited AGM, 3.00%, 09/01/2030 - 09/01/2033	525,000	526,894
Montgomery County Municipal Utility District No. 119, General Obligation Unlimited, BAM, 4.00%, 04/01/2024	275,000	296,348
New Hope Cultural Education Facilities Finance Corp., Revenue Bonds
3.00%, 07/01/2021	555,000	545,842
4.00%, 07/01/2023 - 07/01/2028	2,855,000	2,814,010
5.00%, 01/01/2022 - 01/01/2028	3,835,000	4,059,047
Series A1,
4.00%, 07/01/2021 - 07/01/2036	2,245,000	2,375,170
5.00%, 07/01/2031 - 07/01/2046	1,635,000	1,858,497
Series B,
3.00%, 07/01/2019	125,000	125,118
4.00%, 07/01/2021 - 07/01/2031	2,835,000	2,930,310
4.25%, 07/01/2036	885,000	919,152
Series B1, AGM,
5.00%, 07/01/2058	750,000	829,860
Series C,
5.00%, 07/01/2022 - 07/01/2026	635,000	686,790
North Central Texas Health Facility Development Corp., Revenue Bonds, 5.00%, 08/15/2022	90,000	99,254
North East Independent School District, General Obligation Unlimited, Series B, Fixed until 08/01/2021, 1.42% (C), 08/01/2040	5,755,000	5,671,265
Northeast Higher Education Finance Corp., Revenue Bonds, Series A, 4.00%, 08/15/2025	95,000	103,229
Northwest Harris County Municipal Utility District No. 19, General Obligation Unlimited
BAM,
3.00%, 10/01/2028	50,000	50,494
3.13%, 10/01/2030	385,000	385,885
Northwoods Road District No. 1, General Obligation Unlimited BAM, 4.00%, 08/15/2024 - 08/15/2027	405,000	449,865
Orange Grove Independent School District, General Obligation Unlimited, 4.00%, 08/15/2025	240,000	241,742

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2019

Transamerica Intermediate Muni

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2019

(unaudited)

	Principal	Value
MUNICIPAL GOVERNMENT OBLIGATIONS (continued)
Texas (continued)
Pottsboro Higher Education Finance Corp., Revenue Bonds, Series A, 3.88%, 08/15/2026	$ 415,000	$ 413,547
Tarrant County Cultural Education Facilities Finance Corp., Revenue Bonds, Series B, AGC, 4.50%, 09/01/2019	65,000	65,587
Texas Public Finance Authority, Revenue Bonds, BAM, 4.00%, 05/01/2029	200,000	215,766
Travis County Municipal Utility District No. 4, General Obligation Unlimited, AGM, 4.00%, 09/01/2035	450,000	470,619
Trophy Club Public Improvement District No. 1, Special Assessment, AGM, 3.00%, 06/01/2024	98,000	101,206
University of Houston, Revenue Bonds, Series A, 5.00%, 02/15/2024	40,000	42,341
University of Texas System, Revenue Bonds, Series B, Fixed until 08/15/2021, 2.50% (C), 08/15/2036	9,290,000	9,208,434
Viridian Municipal Management District, General Obligation Unlimited BAM, 6.00%, 12/01/2024 - 12/01/2031	1,785,000	2,156,344
Washington County Junior College District, Revenue Bonds, BAM, 5.00%, 10/01/2024	485,000	563,551

		59,265,349

U. S. Virgin Islands - 0.0% (F)
Virgin Islands Public Finance Authority, Revenue Bonds, Series A, AGM-CR, 5.00%, 10/01/2032 (B)	200,000	216,112

Utah - 0.5%
City of South Jordan, Special Assessment, 3.13%, 11/01/2036	2,355,000	2,363,713
Jordan Valley Water Conservancy District, Revenue Bonds Series A, 5.00%, 10/01/2034 - 10/01/2035	970,000	1,039,469
Utah Charter School Finance Authority, Revenue Bonds
4.00%, 10/15/2021 - 10/15/2031	890,000	950,026
4.25%, 04/15/2034	120,000	127,367
4.30%, 04/15/2025 (A)	500,000	503,335
Series A,
5.00%, 10/15/2024 - 10/15/2025	1,010,000	1,152,936
Series G,
4.00%, 10/15/2022 - 10/15/2028	1,110,000	1,209,162

		7,346,008

	Principal	Value
MUNICIPAL GOVERNMENT OBLIGATIONS (continued)
Vermont - 0.8%
City of Burlington, General Obligation Unlimited
Series A,
5.00%, 11/01/2034 - 11/01/2037	$ 600,000	$ 699,424
Series A, AGM,
5.00%, 11/01/2032 - 11/01/2035	1,105,000	1,206,268
City of Burlington Waterworks System Revenue, Revenue Bonds 5.00%, 11/01/2034 - 11/01/2037	445,000	522,316
Vermont Educational & Health Buildings Financing Agency, Revenue Bonds Series A, 5.00%, 12/01/2026 - 12/01/2027	1,175,000	1,399,557
Vermont Housing Finance Agency, Revenue Bonds
Series D, GNMA, FNMA, FHLMC,
2.60%, 11/01/2026	350,000	365,683
2.90%, 05/01/2029	295,000	302,947
3.15%, 05/01/2033	2,060,000	2,079,714
Vermont Public Power Supply Authority, Revenue Bonds
Series A,
3.00%, 07/01/2019	485,000	485,791
4.00%, 07/01/2020 - 07/01/2021	315,000	325,315
5.00%, 07/01/2022 - 07/01/2028	3,425,000	3,900,767

		11,287,782

Virginia - 0.2%
Alexandria Industrial Development Authority, Revenue Bonds 4.00%, 10/01/2019 - 10/01/2020	990,000	1,008,285
Henrico County Economic Development Authority, Revenue Bonds, Series C, 3.50%, 12/01/2027	445,000	442,379
Virginia Housing Development Authority, Revenue Bonds
Series B,
1.20%, 11/01/2019	370,000	369,072
Series E,
2.30%, 12/01/2026	55,000	55,459
2.45%, 12/01/2027	830,000	846,882
2.60%, 12/01/2028	800,000	816,664

		3,538,741

Washington - 0.9%
Central Puget Sound Regional Transit Authority, Revenue Bonds, NATL, 4.75%, 02/01/2028	50,000	55,039
Port of Vancouver, Revenue Bonds, Series B, AGM, 5.00%, 12/01/2048	930,000	1,095,577
Public Utility District No. 1 of Cowlitz County, Revenue Bonds, 5.00%, 09/01/2019	155,000	156,690
Seattle Housing Authority, Revenue Bonds, Series A, 3.40%, 12/01/2032	450,000	462,879

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2019

Transamerica Intermediate Muni

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2019

(unaudited)

	Principal	Value
MUNICIPAL GOVERNMENT OBLIGATIONS (continued)
Washington (continued)
Washington Health Care Facilities Authority, Revenue Bonds
Series A,
5.00%, 10/01/2019 - 08/15/2020	$ 60,000	$ 61,792
Series B,
5.00%, 10/01/2026	75,000	90,493
Washington State Housing Finance Commission, Revenue Bonds
3.20%, 07/01/2021 (A)	390,000	389,423
3.70%, 07/01/2023 (A)	200,000	201,186
5.00%, 07/01/2033 (A)	375,000	400,609
Series 2N, GNMA, FNMA, FHLMC,
2.20%, 12/01/2025	90,000	91,113
2.35%, 06/01/2026	175,000	176,505
Series 3N, GNMA, FNMA, FHLMC,
2.25%, 06/01/2024	780,000	792,262
2.30%, 12/01/2024	595,000	605,097
2.40%, 06/01/2025	810,000	827,925
2.45%, 12/01/2025	565,000	579,956
2.60%, 06/01/2026	845,000	875,031
2.65%, 12/01/2026	620,000	644,670
2.70%, 06/01/2027	785,000	817,405
2.75%, 12/01/2027	805,000	840,179
2.80%, 06/01/2028	925,000	966,782
2.85%, 12/01/2028	640,000	670,694
3.25%, 12/01/2032	1,500,000	1,526,850
Series 3N-R, GNMA, FNMA, FHLMC,
2.05%, 12/01/2022	645,000	649,721

		12,977,878

West Virginia - 0.2%
City of Buckhannon, Revenue Bonds Series C, 4.25%, 08/01/2022 - 08/01/2023	1,090,000	1,090,475
West Virginia Economic Development Authority, Revenue Bonds, Fixed until 06/01/2022, 2.63% (C), 12/01/2042	1,000,000	1,015,270
West Virginia Housing Development Fund, Revenue Bonds, Series B, 3.70%, 11/01/2032	1,500,000	1,572,090

		3,677,835

Wisconsin - 1.2%
Central Brown County Water Authority, Revenue Bonds, Series A, 5.00%, 11/01/2019	50,000	50,798
Milwaukee Housing Authority, Revenue Bonds, Series A, 3.38%, 07/01/2029	200,000	208,200
Public Finance Authority, Revenue Bonds
Series A,
5.00%, 06/01/2027 - 07/01/2038	725,000	820,527
Series A, AGM,
5.00%, 07/01/2036 - 07/01/2044	1,030,000	1,164,285

	Principal	Value
MUNICIPAL GOVERNMENT OBLIGATIONS (continued)
Wisconsin (continued)
State of Wisconsin, Revenue Bonds Series A, 5.00%, 05/01/2019	$ 25,000	$ 25,000
Wisconsin Health & Educational Facilities Authority, Revenue Bonds
3.50%, 08/01/2022	1,000,000	1,006,030
5.00%, 08/15/2022 - 08/01/2032	2,325,000	2,612,964
Class B,
4.25%, 07/01/2033	1,250,000	1,248,087
5.00%, 07/01/2053	1,000,000	1,027,590
Series A,
5.25%, 10/15/2039	15,000	15,943
Series A1,
5.00%, 07/01/2038	5,000,000	5,505,050
Series B-4,
Fixed until 06/01/2021, 5.00% (C), 11/15/2043	105,000	112,043
Wisconsin Housing & Economic Development Authority, Revenue Bonds, Series B, FNMA, 3.15%, 09/01/2030	3,885,000	3,898,831

		17,695,348

Wyoming - 0.3%
Wyoming Community Development Authority, Revenue Bonds, Series 2, 2.95%, 06/01/2033	3,860,000	3,820,242
Wyoming Municipal Power Agency, Inc., Revenue Bonds, Series A, BAM, 5.00%, 01/01/2042	235,000	267,277

		4,087,519

Total Municipal Government Obligations (Cost $1,399,553,006)		1,421,491,812

	Shares	Value
INVESTMENT COMPANIES - 0.4%
U.S. Fixed Income Funds - 0.4%
Nuveen AMT-Free Quality Municipal Income Fund	455,247	6,063,890
Putnam Managed Municipal Income Trust	22,000	164,340

Total Investment Companies (Cost $6,059,494)		6,228,230

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2019

Transamerica Intermediate Muni

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2019

(unaudited)

Principal	Value
REPURCHASE AGREEMENT - 3.3%

Fixed Income Clearing Corp., 1.45% (H), dated 04/30/2019, to be repurchased at $49,857,083 on 05/01/2019. Collateralized by a U.S. Government Obligation, 2.75%, due 08/15/2021, and with a value of $50,856,950.

$ 49,855,075	$ 49,855,075

Total Repurchase Agreement (Cost $49,855,075)	49,855,075

Total Investments (Cost $1,455,467,575)	1,477,575,117
Net Other Assets (Liabilities) - 0.8%	11,944,868

Net Assets - 100.0%	$ 1,489,519,985

SECURITY VALUATION:

Valuation Inputs (I)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Municipal Government Obligations	$—	$1,421,491,812	$—	$1,421,491,812
Investment Companies	6,228,230	—	—	6,228,230
Repurchase Agreement	—	49,855,075	—	49,855,075

Total Investments	$6,228,230	$1,471,346,887	$—	$1,477,575,117

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	Securities are registered pursuant to Rule 144A of the Securities Act of 1933. Unless otherwise indicated, the securities are deemed to be liquid for purposes of compliance limitations on holdings of illiquid securities and may be resold as transactions exempt from registration, normally to qualified institutional buyers. At April 30, 2019, the total value of 144A securities is $39,840,437, representing 2.7% of the Fund’s net assets.
(B)	Restricted securities. At April 30, 2019, the value of such securities held by the Fund are as follows:

Investments	Description	Acquisition Date	Acquisition Cost	Value	Value as Percentage of Net Assets
Municipal Government Obligations	BluePath Trust Revenue Bonds 2.75%, 09/01/2026	06/27/2016	$4,934,829	$4,993,380	0.3%

Municipal Government Obligations	Centerra Metropolitan District No. 1 Tax Allocation 2.70%, 12/01/2019	04/20/2017	268,004	268,257	0.0	(F)

Municipal Government Obligations	Virgin Islands Public Finance Authority Revenue Bonds Series A, AGM-CR 5.00%, 10/01/2032	06/27/2017 - 02/01/2018	209,129	216,112	0.0	(F)

Total			$5,411,962	$5,477,749	0.3%

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2019

Transamerica Intermediate Muni

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2019

(unaudited)

FOOTNOTES TO SCHEDULE OF INVESTMENTS (continued):

(C)	Floating or variable rate securities. The rates disclosed are as of April 30, 2019. For securities based on a published reference rate and spread, the reference rate and spread are indicated within the description. Variable rate securities with a floor or ceiling feature are disclosed at the inherent rate, where applicable. Certain variable rate securities are not based on a published reference rate and spread, but are determined by the issuer or agent and are based on current market conditions; these securities do not indicate a reference rate and spread in the description.
(D)	When-issued, delayed-delivery and/or forward commitment (including TBAs) securities. Securities to be settled and delivered after April 30, 2019. Securities may display a coupon rate of 0.00%, as the rate is to be determined at time of settlement.
(E)	Step bond. Coupon rate changes in increments to maturity. The rate disclosed is as of April 30, 2019; the maturity date disclosed is the ultimate maturity date.
(F)	Percentage rounds to less than 0.1% or (0.1)%.
(G)	Security in default; partial receipt of interest payments and/or dividends declared at last payment date. At April 30, 2019, the value of this security is $326,350, representing less than 0.1% of the Fund net assets.
(H)	Rate disclosed reflects the yield at April 30, 2019.
(I)	There were no transfers in or out of Level 3 during the six-month period ended April 30, 2019. Please reference the Security Valuation section of the Notes to Financial Statements for more information regarding security valuation and pricing inputs.

MUNICIPAL INSURER ABBREVIATIONS:

AGC	Assured Guaranty Corp.
AGM	Assured Guaranty Municipal Corp.
AMBAC	AMBAC Financial Group, Inc.
BAM	Build America Mutual Assurance Co.
FGIC	Financial Guaranty Insurance Co.
FHA	Federal Housing Administration
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
MAC	Municipal Assurance Corp.
NATL	National Public Finance Guarantee Corp.
XLCA	Syncora (formerly XL Capital Assurance, Inc.)

PORTFOLIO ABBREVIATIONS:

AMT	Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.
CR	Custodial Receipts
IBC	Insured Bond Certificate
ICC	Insured Custody Certificate
TCRS	Temporary Custodian Receipts

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2019

Transamerica International Equity

SCHEDULE OF INVESTMENTS

At April 30, 2019

(unaudited)

	Shares	Value
COMMON STOCKS - 98.7%
Australia - 3.5%
BHP Group PLC, ADR	503,169	$ 23,714,355
Challenger, Ltd.	3,785,539	21,936,026
Macquarie Group, Ltd.	593,800	56,385,340
Qantas Airways, Ltd.	12,690,770	50,189,082
Santos, Ltd.	4,444,700	22,528,369

		174,753,172

Belgium - 2.1%
Groupe Bruxelles Lambert SA	510,820	48,825,606
KBC Group NV	760,400	56,306,152

		105,131,758

Brazil - 1.0%
Embraer SA, ADR	2,398,875	48,001,489

China - 0.8%
Baidu, Inc., ADR (A)	240,100	39,911,823

Denmark - 1.2%
AP Moller - Maersk A/S, Class B (B)	41,035	53,461,460
Drilling Co. of 1972 A/S (A) (B)	82,070	6,300,463

		59,761,923

France - 8.4%
Airbus SE	96,500	13,191,615
Arkema SA	420,560	43,141,713
Engie SA	5,191,600	76,891,415
Rexel SA	1,711,717	22,999,956
Sanofi (B)	909,801	79,073,378
TOTAL SA	996,200	55,358,535
Veolia Environnement SA	3,349,451	79,117,074
Vivendi SA (B)	1,771,424	51,399,296

		421,172,982

Germany - 13.1%
Allianz SE	325,602	78,443,970
Bayer AG	678,852	45,181,523
Deutsche Boerse AG	337,800	45,048,436
Fresenius SE & Co. KGaA	1,039,500	58,971,414
HeidelbergCement AG	1,061,900	85,753,990
Infineon Technologies AG	2,815,827	66,401,852
Merck KGaA	437,600	46,568,281
SAP SE	636,847	81,843,114
Siemens AG	677,395	81,097,489
Talanx AG (A)	711,984	28,444,766
TUI AG	3,398,730	37,998,191

		655,753,026

Hong Kong - 3.5%
China Mobile, Ltd.	4,703,800	44,820,652
CK Asset Holdings, Ltd.	6,148,500	49,377,358
CK Hutchison Holdings, Ltd.	7,872,300	82,688,854

		176,886,864

Ireland - 3.2%
AIB Group PLC	9,096,200	42,217,130
DCC PLC	557,731	49,804,229
Ryanair Holdings PLC, ADR (A)	214,772	16,674,898
Smurfit Kappa Group PLC	1,783,915	52,281,951

		160,978,208

Italy - 2.7%
Eni SpA	3,626,315	61,895,821

	Shares	Value
COMMON STOCKS (continued)
Italy (continued)
Mediobanca Banca di Credito Finanziario SpA	4,189,492	$ 44,404,951
Prysmian SpA	1,458,822	28,126,546

		134,427,318

Japan - 24.0%
Astellas Pharma, Inc.	3,586,700	48,577,796
Daiwa Securities Group, Inc.	9,896,700	46,067,466
Denka Co., Ltd.	1,035,280	31,260,637
FANUC Corp.	267,000	50,162,736
Fujitsu, Ltd.	387,660	28,459,899
Hitachi, Ltd.	1,973,580	65,637,768
Japan Airlines Co., Ltd.	1,585,000	51,692,201
JXTG Holdings, Inc. (C)	14,830,700	72,154,150
Kirin Holdings Co., Ltd. (C)	535,300	12,177,253
Kuraray Co., Ltd.	3,460,400	46,493,040
Kyocera Corp.	452,800	29,424,957
MS&AD Insurance Group Holdings, Inc.	2,044,000	63,535,068
Nippon Telegraph & Telephone Corp. (C)	364,600	15,170,421
ORIX Corp.	5,622,300	79,644,558
Rakuten, Inc. (C)	2,326,500	26,027,735
Resona Holdings, Inc.	8,020,700	34,048,826
Sega Sammy Holdings, Inc.	3,288,400	41,652,108
Seven & i Holdings Co., Ltd.	2,264,600	78,371,673
SoftBank Group Corp. (C)	232,200	24,620,473
Sony Corp.	1,941,900	97,809,813
Square Enix Holdings Co., Ltd.	921,700	31,893,513
Sumitomo Mitsui Financial Group, Inc.	2,484,800	90,313,041
Toshiba Corp.	2,375,850	79,166,941
Toyota Industries Corp.	1,088,400	61,694,552

		1,206,056,625

Luxembourg - 1.0%
ArcelorMittal	2,426,135	52,594,472

Netherlands - 5.6%
ASML Holding NV (B)	197,700	41,141,720
EXOR NV	216,500	14,414,182
Heineken Holding NV	794,385	80,678,481
Koninklijke Philips NV	2,008,927	85,543,257
NXP Semiconductors NV	578,000	61,048,360

		282,826,000

Norway - 0.8%
Marine Harvest ASA (A)	1,836,400	39,782,689

Republic of Korea - 0.6%
Samsung Electronics Co., Ltd.	827,100	32,463,755

Singapore - 1.6%
DBS Group Holdings, Ltd.	3,884,100	80,674,822

Spain - 1.1%
Siemens Gamesa Renewable Energy SA	3,102,200	55,636,074

Sweden - 0.7%
Investor AB, B Shares	720,072	34,323,623

Switzerland - 7.6%
ABB, Ltd.	3,424,000	70,465,950
Alcon, Inc. (A)	223,143	12,850,514
Glencore PLC (A)	5,679,600	22,540,770
Nestle SA	1,086,664	104,565,882
Novartis AG	1,115,715	91,112,071

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2019

Transamerica International Equity

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2019

(unaudited)

	Shares	Value
COMMON STOCKS (continued)
Switzerland (continued)
UBS Group AG (A)	5,818,574	$ 78,032,105

		379,567,292

United Kingdom - 14.8%
Aviva PLC	13,987,401	78,338,974
Barratt Developments PLC	3,751,900	29,442,937
British Land Co. PLC, REIT	7,245,000	56,118,043
HSBC Holdings PLC	6,857,600	59,180,543
IG Group Holdings PLC	2,284,400	15,186,219
Imperial Brands PLC	2,460,994	78,174,574
Inchcape PLC	4,548,896	36,450,675
Informa PLC	4,568,651	46,409,098
Persimmon PLC	1,075,100	31,347,171
Savills PLC	1,319,591	15,521,138
TechnipFMC PLC	2,057,163	50,585,638
Tesco PLC	23,676,200	77,122,681
Unilever PLC	999,658	60,713,042
Vodafone Group PLC	38,955,520	72,133,173
Whitbread PLC	657,000	38,210,077

		744,933,983

United States - 1.4%
Allergan PLC	485,300	71,339,100

Total Common Stocks (Cost $4,787,532,870)		4,956,976,998

	Shares	Value
OTHER INVESTMENT COMPANY - 2.0%
Securities Lending Collateral - 2.0%
State Street Navigator Securities Lending Trust - Government Money Market Portfolio, 2.51% (D)	102,634,993	$ 102,634,993

Total Other Investment Company (Cost $102,634,993)		102,634,993

	Principal	Value
REPURCHASE AGREEMENT - 0.7%
Fixed Income Clearing Corp., 1.45% (D), dated 04/30/2019, to be repurchased at $32,916,123 on 05/01/2019. Collateralized by U.S. Government Obligations, 1.13% -2.75%, due 07/31/2021 - 08/15/2021, and with a total value of $33,577,676.	$ 32,914,797	32,914,797

Total Repurchase Agreement (Cost $32,914,797)		32,914,797

Total Investments (Cost $4,923,082,660)		5,092,526,788
Net Other Assets (Liabilities) - (1.4)%		(68,060,022)

Net Assets - 100.0%		$ 5,024,466,766

INVESTMENTS BY INDUSTRY:

Industry	Percentage of Total Investments	Value
Banks	8.0%	$407,145,465
Pharmaceuticals	7.5	381,852,149
Industrial Conglomerates	5.7	292,757,513
Insurance	4.9	248,762,778
Capital Markets	4.7	240,719,566
Oil, Gas & Consumable Fuels	4.2	211,936,875
Diversified Financial Services	3.9	199,143,995
Semiconductors & Semiconductor Equipment	3.3	168,591,932
Household Durables	3.1	158,599,921
Multi-Utilities	3.1	156,008,489
Food & Staples Retailing	3.1	155,494,354
Electrical Equipment	3.0	154,228,570
Food Products	2.8	144,348,571
Wireless Telecommunication Services	2.8	141,574,298
Chemicals	2.4	120,895,390
Airlines	2.3	118,556,181
Metals & Mining	1.9	98,849,597
Health Care Equipment & Supplies	1.9	98,393,771
Electronic Equipment, Instruments & Components	1.9	95,062,725
Beverages	1.8	92,855,734
Construction Materials	1.7	85,753,990
Entertainment	1.6	83,292,809
Software	1.6	81,843,114
Tobacco	1.5	78,174,574
Hotels, Restaurants & Leisure	1.5	76,208,268
Real Estate Management & Development	1.3	64,898,496
Auto Components	1.2	61,694,552

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2019

Transamerica International Equity

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2019

(unaudited)

INVESTMENTS BY INDUSTRY (continued):

Industry	Percentage of Total Investments	Value
Aerospace & Defense	1.2%	$61,193,104
Personal Products	1.2	60,713,042
Health Care Providers & Services	1.2	58,971,414
Energy Equipment & Services	1.1	56,886,101
Equity Real Estate Investment Trusts	1.1	56,118,043
Marine	1.1	53,461,460
Containers & Packaging	1.0	52,281,951
Machinery	1.0	50,162,736
Media	0.9	46,409,098
Leisure Products	0.8	41,652,108
Interactive Media & Services	0.8	39,911,823
Distributors	0.7	36,450,675
Technology Hardware, Storage & Peripherals	0.6	32,463,755
IT Services	0.6	28,459,899
Internet & Direct Marketing Retail	0.5	26,027,735
Trading Companies & Distributors	0.5	22,999,956
Diversified Telecommunication Services	0.3	15,170,421

Investments	97.3	4,956,976,998
Short-Term Investments	2.7	135,549,790

Total Investments	100.0%	$5,092,526,788

SECURITY VALUATION:

Valuation Inputs (E)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Common Stocks	$311,275,663	$4,645,701,335	$—	$4,956,976,998
Other Investment Company	102,634,993	—	—	102,634,993
Repurchase Agreement	—	32,914,797	—	32,914,797

Total Investments	$413,910,656	$4,678,616,132	$—	$5,092,526,788

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	Non-income producing securities.
(B)	All or a portion of the securities are on loan. The total value of all securities on loan is $97,708,143. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(C)	When-issued, delayed-delivery and/or forward commitment (including TBAs) securities. Securities to be settled and delivered after April 30, 2019. Securities may display a coupon rate of 0.00%, as the rate is to be determined at time of settlement.
(D)	Rates disclosed reflect the yields at April 30, 2019.
(E)	There were no transfers in or out of Level 3 during the six-month period ended April 30, 2019. Please reference the Security Valuation section of the Notes to Financial Statements for more information regarding security valuation and pricing inputs.

PORTFOLIO ABBREVIATIONS:

ADR	American Depositary Receipt
REIT	Real Estate Investment Trust

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2019

Transamerica International Growth

SCHEDULE OF INVESTMENTS

At April 30, 2019

(unaudited)

	Shares	Value
COMMON STOCKS - 97.5%
Australia - 3.1%
Northern Star Resources, Ltd.	2,149,330	$ 12,409,247
Westpac Banking Corp.	1,154,155	22,382,734

		34,791,981

China - 9.0%
ANTA Sports Products, Ltd.	4,510,200	31,793,552
NetEase, Inc., ADR	70,517	20,064,202
Ping An Insurance Group Co. of China, Ltd., H Shares	1,828,200	22,011,204
Tencent Holdings, Ltd.	552,700	27,336,274

		101,205,232

Finland - 2.0%
Neste OYJ	673,272	22,231,388

France - 8.8%
AXA SA (A)	1,311,401	34,925,763
TOTAL SA	544,953	30,282,875
Vinci SA	341,665	34,496,714

		99,705,352

Germany - 3.7%
Bayerische Motoren Werke AG	283,915	24,169,537
Henkel AG & Co. KGaA	184,381	17,567,816

		41,737,353

Ireland - 5.5%
Kingspan Group PLC	660,307	34,719,361
Smurfit Kappa Group PLC	930,889	27,281,958

		62,001,319

Israel - 2.0%
Nice, Ltd., ADR (A) (B)	163,994	22,608,213

Italy - 2.8%
Enel SpA	5,024,000	31,775,321

Japan - 23.3%
Asahi Group Holdings, Ltd.	661,300	28,834,846
Haseko Corp.	2,002,600	24,219,379
Isuzu Motors, Ltd.	1,131,700	16,299,582
Koito Manufacturing Co., Ltd.	384,600	23,030,120
Minebea Mitsumi, Inc.	1,398,400	24,939,912
Nidec Corp.	100,000	14,283,856
Nippon Telegraph & Telephone Corp.	594,400	24,732,030
Nitori Holdings Co., Ltd.	127,400	15,199,148
Open House Co., Ltd.	346,900	12,744,529
SoftBank Group Corp.	276,000	29,264,645
Sumitomo Mitsui Financial Group, Inc.	844,600	30,698,002
Takeda Pharmaceutical Co., Ltd.	517,042	19,079,742

		263,325,791

Luxembourg - 2.0%
Aroundtown SA	2,855,694	23,144,503

Netherlands - 2.8%
Euronext NV (C)	447,991	31,127,828

Norway - 5.4%
DNB ASA	1,600,895	30,737,733
Equinor ASA	1,332,711	29,728,394

		60,466,127

	Shares	Value
COMMON STOCKS (continued)
Republic of Korea - 1.5%
Samsung Electronics Co., Ltd.	424,600	$ 16,665,591

Spain - 2.0%
Banco Santander SA	4,550,331	23,025,134

Sweden - 1.8%
Epiroc AB, Class B (B)	2,040,189	20,182,450

Switzerland - 5.5%
Roche Holding AG	141,009	37,170,634
Swiss Life Holding AG (B)	53,214	25,020,685

		62,191,319

Taiwan - 1.7%
Taiwan Semiconductor Manufacturing Co., Ltd., ADR	450,760	19,752,303

United Kingdom - 14.6%
Ashtead Group PLC	906,568	25,085,540
Beazley PLC	3,204,958	24,072,573
British American Tobacco PLC	574,002	22,380,113
Compass Group PLC	1,537,383	34,942,755
GlaxoSmithKline PLC	1,764,260	36,197,570
Rio Tinto PLC, ADR (A)	366,926	21,611,942

		164,290,493

Total Common Stocks (Cost $1,121,686,550)		1,100,227,698

OTHER INVESTMENT COMPANY - 3.8%
Securities Lending Collateral - 3.8%
State Street Navigator Securities Lending Trust - Government Money Market Portfolio, 2.51% (D)	42,929,310	42,929,310

Total Other Investment Company (Cost $42,929,310)		42,929,310

	Principal	Value
REPURCHASE AGREEMENT - 0.9%
Fixed Income Clearing Corp., 1.45% (D), dated 04/30/2019, to be repurchased at $10,405,558 on 05/01/2019. Collateralized by a U.S. Government Obligation, 2.88%, due 10/15/2021, and with a value of $10,613,341.	$ 10,405,139	10,405,139

Total Repurchase Agreement (Cost $10,405,139)		10,405,139

Total Investments (Cost $1,175,020,999)		1,153,562,147
Net Other Assets (Liabilities) - (2.2)%		(25,141,332)

Net Assets - 100.0%		$ 1,128,420,815

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2019

Transamerica International Growth

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2019

(unaudited)

INVESTMENTS BY INDUSTRY:

Industry	Percentage of Total Investments	Value
Banks	9.3%	$106,843,603
Insurance	9.2	106,030,225
Pharmaceuticals	8.0	92,447,946
Oil, Gas & Consumable Fuels	7.1	82,242,657
Machinery	3.9	45,122,362
Automobiles	3.5	40,469,119
Real Estate Management & Development	3.1	35,889,032
Hotels, Restaurants & Leisure	3.0	34,942,755
Building Products	3.0	34,719,361
Construction & Engineering	3.0	34,496,714
Metals & Mining	3.0	34,021,189
Textiles, Apparel & Luxury Goods	2.8	31,793,552
Electric Utilities	2.8	31,775,321
Capital Markets	2.7	31,127,828
Wireless Telecommunication Services	2.5	29,264,645
Beverages	2.5	28,834,846
Interactive Media & Services	2.4	27,336,274
Containers & Packaging	2.4	27,281,958
Trading Companies & Distributors	2.2	25,085,540
Diversified Telecommunication Services	2.1	24,732,030
Household Durables	2.1	24,219,379
Auto Components	2.0	23,030,120
Software	2.0	22,608,213
Tobacco	1.9	22,380,113
Entertainment	1.7	20,064,202
Semiconductors & Semiconductor Equipment	1.7	19,752,303
Household Products	1.5	17,567,816
Technology Hardware, Storage & Peripherals	1.5	16,665,591
Specialty Retail	1.3	15,199,148
Electrical Equipment	1.2	14,283,856

Investments	95.4	1,100,227,698
Short-Term Investments	4.6	53,334,449

Total Investments	100.0%	$1,153,562,147

SECURITY VALUATION:

Valuation Inputs (E)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Common Stocks	$84,036,660	$1,016,191,038	$—	$1,100,227,698
Other Investment Company	42,929,310	—	—	42,929,310
Repurchase Agreement	—	10,405,139	—	10,405,139

Total Investments	$126,965,970	$1,026,596,177	$—	$1,153,562,147

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2019

Transamerica International Growth

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2019

(unaudited)

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	All or a portion of the securities are on loan. The total value of all securities on loan is $41,045,589. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(B)	Non-income producing securities.
(C)	Security is registered pursuant to Rule 144A of the Securities Act of 1933. Unless otherwise indicated, the security is deemed to be liquid for purposes of compliance limitations on holdings of illiquid securities and may be resold as transactions exempt from registration, normally to qualified institutional buyers. At April 30, 2019, the value of the 144A security is $31,127,828, representing 2.8% of the Fund’s net assets.
(D)	Rates disclosed reflect the yields at April 30, 2019.
(E)	There were no transfers in or out of Level 3 during the six-month period ended April 30, 2019. Please reference the Security Valuation section of the Notes to Financial Statements for more information regarding security valuation and pricing inputs.

PORTFOLIO ABBREVIATION:

ADR	American Depositary Receipt

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2019

Transamerica International Small Cap Value

SCHEDULE OF INVESTMENTS

At April 30, 2019

(unaudited)

	Shares	Value
COMMON STOCKS - 99.7%
Australia - 3.4%
BlueScope Steel, Ltd.	348,300	$ 3,302,434
Charter Hall Group, REIT	766,132	5,298,233
IMF Bentham, Ltd. (A) (B)	3,236,249	6,296,648
Pact Group Holdings, Ltd.	1,896,322	3,515,817
Senex Energy, Ltd. (B)	13,715,000	3,432,279
WPP Aunz, Ltd. (A)	4,818,526	1,885,235

		23,730,646

Belgium - 3.8%
Barco NV	49,962	8,876,325
D’ieteren SA	176,608	7,309,286
Fagron (B)	517,148	10,249,192

		26,434,803

Denmark - 2.4%
Nilfisk Holding A/S (B)	58,574	2,472,739
NKT A/S (A) (B)	109,074	2,008,995
Scandinavian Tobacco Group A/S (C)	472,728	5,628,306
Schouw & Co. A/S (A)	96,967	6,893,437

		17,003,477

Finland - 1.9%
Raisio OYJ, V Shares	1,813,683	6,072,170
Ramirent OYJ	984,035	6,898,089

		12,970,259

France - 3.3%
ICADE, REIT	114,900	9,820,039
Rothschild & Co.	375,819	12,919,551

		22,739,590

Germany - 6.4%
Bertrandt AG	62,509	4,872,654
DIC Asset AG	647,978	7,100,567
Gerresheimer AG	160,100	12,031,073
Hamburger Hafen und Logistik AG	306,240	7,693,929
SAF-Holland SA	605,100	7,533,354
Takkt AG	325,213	5,113,922

		44,345,499

Greece - 0.8%
Motor Oil Hellas Corinth Refineries SA	225,051	5,739,970

Hong Kong - 5.5%
First Pacific Co., Ltd.	14,907,550	6,176,007
Great Eagle Holdings, Ltd.	1,505,193	7,089,649
Hopewell Holdings, Ltd. (D)	600	2,968
Kerry Logistics Network, Ltd.	8,726,700	15,551,610
NewOcean Energy Holdings, Ltd. (B)	8,541,020	2,351,698
Pacific Textiles Holdings, Ltd.	8,140,000	6,889,863

		38,061,795

Ireland - 4.3%
Bank of Ireland Group PLC	1,383,100	8,826,816
Grafton Group PLC	398,800	4,586,711
Greencore Group PLC	2,206,900	6,618,936
Smurfit Kappa Group PLC	334,710	9,809,488

		29,841,951

Italy - 2.4%
ASTM SpA	38,400	977,677
Danieli & C Officine Meccaniche SpA	359,890	5,215,194
doBank SpA (C)	12,500	176,091

	Shares	Value
COMMON STOCKS (continued)
Italy (continued)
Prysmian SpA	548,452	$ 10,574,327

		16,943,289

Japan - 31.2%
Aida Engineering, Ltd.	457,100	3,606,418
Air Water, Inc.	423,200	6,455,340
Capcom Co., Ltd.	691,200	15,596,021
Chugoku Marine Paints, Ltd.	386,900	3,663,736
Daiichikosho Co., Ltd.	68,200	3,341,460
Denka Co., Ltd.	561,060	16,941,400
DTS Corp.	143,100	5,068,268
Dynam Japan Holdings Co., Ltd.	1,333,100	1,716,336
GMO internet, Inc.	262,600	4,075,924
Hakuhodo DY Holdings, Inc.	447,500	7,566,291
Hikari Tsushin, Inc.	56,300	10,438,512
Kaken Pharmaceutical Co., Ltd.	140,000	5,997,079
Kenedix, Inc.	965,700	4,598,614
Kintetsu World Express, Inc.	710,500	10,748,080
Kumiai Chemical Industry Co., Ltd.	1,045,600	7,677,654
Kyushu Railway Co.	300,700	9,798,076
Matsumotokiyoshi Holdings Co., Ltd.	248,800	8,237,942
Meitec Corp.	103,200	4,802,843
Nakanishi, Inc.	646,200	12,442,890
Nichiha Corp.	256,200	7,047,507
Nippon Parking Development Co., Ltd.	1,172,200	1,841,164
Rohto Pharmaceutical Co., Ltd.	235,000	6,612,585
Sanwa Holdings Corp.	1,205,900	14,524,204
Shinoken Group Co., Ltd. (A)	299,600	1,940,663
Sogo Medical Holdings Co., Ltd.	168,500	3,128,046
Square Enix Holdings Co., Ltd.	274,800	9,508,883
Takasago Thermal Engineering Co., Ltd.	319,900	5,073,645
Token Corp. (A)	93,500	5,708,255
Trend Micro, Inc.	194,700	9,733,420
Wakita & Co., Ltd.	418,300	4,393,911
Welcia Holdings Co., Ltd.	136,000	5,360,822

		217,645,989

Netherlands - 4.5%
ASM International NV	290,000	19,697,998
Intertrust NV (C)	622,300	11,802,707

		31,500,705

New Zealand - 1.6%
Air New Zealand, Ltd.	6,227,402	11,167,672

Norway - 0.5%
ABG Sundal Collier Holding ASA (B)	6,688,827	3,333,773

Philippines - 0.4%
Alliance Global Group, Inc.	9,799,000	2,813,011

Republic of Korea - 2.5%
Eugene Technology Co., Ltd.	234,609	2,801,691
Interpark Holdings Corp.	719,019	1,526,488
NongShim Co., Ltd.	24,200	5,810,983
Value Added Technology Co., Ltd.	307,100	7,006,134

		17,145,296

Spain - 1.7%
Cia de Distribucion Integral Logista Holdings SA	512,964	12,162,703

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2019

Transamerica International Small Cap Value

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2019

(unaudited)

	Shares	Value
COMMON STOCKS (continued)
Sweden - 4.0%
Cloetta AB, B Shares	1,579,200	$ 4,822,162
Dios Fastigheter AB	1,463,474	10,416,898
Nobina AB (C)	806,772	5,181,880
Scandic Hotels Group AB (C)	785,400	7,310,547

		27,731,487

Switzerland - 3.2%
Pargesa Holding SA	208,235	16,389,859
Swissquote Group Holding SA	149,776	5,844,344

		22,234,203

United Kingdom - 15.9%
Bellway PLC	263,300	10,684,843
Bovis Homes Group PLC	260,400	3,769,135
Dialog Semiconductor PLC (B)	99,987	3,869,019
IG Group Holdings PLC	1,142,435	7,594,672
Inchcape PLC	531,600	4,259,754
Informa PLC	2,203,527	22,383,785
Intermediate Capital Group PLC	749,035	11,545,089
International Personal Finance PLC	1,909,750	4,557,276
Lancashire Holdings, Ltd.	976,100	8,750,738

	Shares	Value
COMMON STOCKS (continued)
United Kingdom (continued)
Northgate PLC	1,049,806	$ 5,037,726
Redrow PLC	932,000	7,486,422
Rentokil Initial PLC	1,378,281	7,009,387
Savills PLC	1,159,300	13,635,782

		110,583,628

Total Common Stocks (Cost $663,655,632)		694,129,746

OTHER INVESTMENT COMPANY - 1.6%
Securities Lending Collateral - 1.6%
State Street Navigator Securities Lending Trust - Government Money Market Portfolio, 2.51% (E)	11,278,562	11,278,562

Total Other Investment Company (Cost $11,278,562)		11,278,562

Total Investments (Cost $674,934,194)		705,408,308
Net Other Assets (Liabilities) - (1.3)%		(9,164,274)

Net Assets - 100.0%		$ 696,244,034

INVESTMENTS BY INDUSTRY:

Industry	Percentage of Total Investments	Value
Real Estate Management & Development	6.3%	$44,782,173
Capital Markets	5.8	41,237,429
Air Freight & Logistics	5.5	38,462,393
Chemicals	4.9	34,738,130
Media	4.5	31,835,311
Food Products	4.3	30,217,688
Diversified Financial Services	4.1	29,038,605
Entertainment	4.0	28,446,364
Household Durables	3.9	27,648,655
Building Products	3.8	26,645,356
Semiconductors & Semiconductor Equipment	3.7	26,368,708
Professional Services	3.0	21,478,204
Road & Rail	2.8	20,017,682
Health Care Equipment & Supplies	2.8	19,449,024
Food & Staples Retailing	2.4	16,726,810
Trading Companies & Distributors	2.3	15,878,711
Equity Real Estate Investment Trusts	2.1	15,118,272
Containers & Packaging	1.9	13,325,305
Pharmaceuticals	1.8	12,609,664
Electrical Equipment	1.8	12,583,322
Life Sciences Tools & Services	1.7	12,031,073
Distributors	1.6	11,569,040
Oil, Gas & Consumable Fuels	1.6	11,523,947
Machinery	1.6	11,294,351
Airlines	1.6	11,167,672
Specialty Retail	1.5	10,438,512
Health Care Providers & Services	1.5	10,249,192
Software	1.4	9,733,420
IT Services	1.3	9,144,192
Hotels, Restaurants & Leisure	1.3	9,026,883
Electronic Equipment, Instruments & Components	1.3	8,876,325

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2019

Transamerica International Small Cap Value

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2019

(unaudited)

INVESTMENTS BY INDUSTRY (continued):

Industry	Percentage of Total Investments	Value
Commercial Services & Supplies	1.3%	$8,850,551
Banks	1.3	8,826,816
Insurance	1.2	8,750,738
Transportation Infrastructure	1.2	8,671,606
Auto Components	1.1	7,533,354
Textiles, Apparel & Luxury Goods	1.0	6,889,863
Internet & Direct Marketing Retail	0.9	6,640,410
Tobacco	0.8	5,628,306
Consumer Finance	0.6	4,557,276
Metals & Mining	0.5	3,302,434
Industrial Conglomerates	0.4	2,815,979

Investments	98.4	694,129,746
Short-Term Investments	1.6	11,278,562

Total Investments	100.0%	$705,408,308

SECURITY VALUATION:

Valuation Inputs (F)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Common Stocks	$—	$694,129,746	$—	$694,129,746
Other Investment Company	11,278,562	—	—	11,278,562

Total Investments	$11,278,562	$694,129,746	$—	$705,408,308

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	All or a portion of the securities are on loan. The total value of all securities on loan is $10,720,374. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(B)	Non-income producing securities.
(C)	Securities are registered pursuant to Rule 144A of the Securities Act of 1933. Unless otherwise indicated, the securities are deemed to be liquid for purposes of compliance limitations on holdings of illiquid securities and may be resold as transactions exempt from registration, normally to qualified institutional buyers. At April 30, 2019, the total value of 144A securities is $30,099,531, representing 4.3% of the Fund’s net assets.
(D)	Fair valued as determined in good faith in accordance with procedures established by the Board. At April 30, 2019, the value of the security is $2,968, representing less than 0.1% of the Fund’s net assets.
(E)	Rate disclosed reflects the yield at April 30, 2019.
(F)	There were no transfers in or out of Level 3 during the six-month period ended April 30, 2019. Please reference the Security Valuation section of the Notes to Financial Statements for more information regarding security valuation and pricing inputs.

PORTFOLIO ABBREVIATION:

REIT	Real Estate Investment Trust

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2019

Transamerica International Stock

SCHEDULE OF INVESTMENTS

At April 30, 2019

(unaudited)

	Shares	Value
COMMON STOCKS - 92.2%
Australia - 1.7%
Qantas Airways, Ltd.	3,216	$ 12,719
Santos, Ltd.	3,165	16,042
St Barbara, Ltd.	2,091	4,717

		33,478

Belgium - 0.6%
Anheuser-Busch InBev SA	41	3,645
UCB SA	102	8,090

		11,735

Denmark - 1.6%
GN Store Nord A/S	134	6,859
Novo Nordisk A/S, Class B	281	13,741
Royal Unibrew A/S	129	9,244

		29,844

Finland - 0.9%
Neste OYJ	528	17,435

France - 10.7%
Air France-KLM (A)	1,017	11,749
Cie Generale des Etablissements Michelin SCA	189	24,410
Eiffage SA	287	29,969
Engie SA	1,056	15,640
Kering SA	33	19,506
Pernod Ricard SA	52	9,060
Peugeot SA	1,266	33,170
Renault SA	192	13,097
Sanofi	259	22,510
Vinci SA	253	25,545

		204,656

Germany - 5.4%
Allianz SE	197	47,461
Cancom SE	177	8,926
Deutsche Lufthansa AG	296	7,145
Deutsche Telekom AG	495	8,280
Merck KGaA	164	17,452
ProSiebenSat.1 Media SE	259	4,077
TAG Immobilien AG	423	9,508

		102,849

Hong Kong - 1.8%
CK Asset Holdings, Ltd.	1,000	8,031
Swire Pacific, Ltd., Class A	1,500	18,987
Wheelock & Co., Ltd.	1,000	7,119

		34,137

Israel - 2.3%
Bank Leumi Le-Israel BM	1,355	9,268
Israel Discount Bank, Ltd., A Shares	4,919	19,168
Teva Pharmaceutical Industries, Ltd., ADR (A)	1,000	15,220

		43,656

Italy - 3.7%
Enel SpA	5,930	37,506
Eni SpA	861	14,696
Leonardo SpA	1,588	18,336

		70,538

Japan - 23.8%
ANA Holdings, Inc.	200	6,999
Asahi Group Holdings, Ltd.	400	17,441

	Shares	Value
COMMON STOCKS (continued)
Japan (continued)
Central Glass Co., Ltd.	300	$ 7,011
Chubu Electric Power Co., Inc.	600	8,725
Cosmo Energy Holdings Co., Ltd.	200	4,130
GungHo Online Entertainment, Inc.	2,800	8,736
Haseko Corp.	900	10,885
Hiroshima Bank, Ltd.	900	4,855
Hitachi, Ltd.	800	26,607
Hokkaido Electric Power Co., Inc.	1,100	6,169
Honda Motor Co., Ltd.	600	16,742
ITOCHU Corp.	2,500	45,109
Kansai Electric Power Co., Inc.	1,300	15,728
KDDI Corp.	400	9,219
Marubeni Corp.	5,800	41,560
Meiko Electronics Co., Ltd.	300	5,886
Mitsubishi Corp.	400	11,019
Mitsubishi UFJ Financial Group, Inc.	3,400	16,869
Nichi-iko Pharmaceutical Co., Ltd.	400	4,794
Nihon Unisys, Ltd.	200	5,127
Nippon Carbon Co., Ltd.	200	8,826
Nippon Light Metal Holdings Co., Ltd.	1,400	3,095
Nippon Suisan Kaisha, Ltd.	1,100	7,718
Nippon Telegraph & Telephone Corp.	800	33,287
Nipro Corp.	600	7,453
NS Solutions Corp.	400	10,747
Ricoh Co., Ltd.	1,100	11,129
Sawai Pharmaceutical Co., Ltd.	200	10,746
Showa Denko KK	500	17,070
SoftBank Group Corp.	200	21,206
Sony Corp.	600	30,221
Sumitomo Corp.	700	10,033
Toyota Motor Corp.	200	12,382

		457,524

Netherlands - 6.3%
ASR Nederland NV	125	5,552
Koninklijke Ahold Delhaize NV	857	20,627
NN Group NV	793	34,528
NXP Semiconductors NV	281	29,679
Royal Dutch Shell PLC, Class B	982	31,559

		121,945

Norway - 0.8%
Austevoll Seafood ASA	400	4,650
Leroy Seafood Group ASA	1,601	11,569

		16,219

Singapore - 0.2%
Yanlord Land Group, Ltd.	4,100	4,401

Spain - 2.2%
Almirall SA	266	4,284
Banco Bilbao Vizcaya Argentaria SA	1,296	7,876
Banco Santander SA	1,860	9,412
Iberdrola SA	1,562	14,187
Repsol SA	382	6,482

		42,241

Sweden - 4.3%
Essity AB, Class B	767	22,758
SSAB AB, B Shares	1,389	4,474
Svenska Cellulosa AB SCA, Class B	1,258	10,970

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2019

Transamerica International Stock

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2019

(unaudited)

	Shares	Value
COMMON STOCKS (continued)
Sweden (continued)
Telefonaktiebolaget LM Ericsson, B Shares	2,330	$ 23,062
Volvo AB, Class B	1,359	21,751

		83,015

Switzerland - 12.3%
Alcon, Inc. (A)	112	6,450
Lonza Group AG (A)	41	12,663
Nestle SA	586	56,389
Novartis AG	561	45,813
Roche Holding AG	178	46,922
Straumann Holding AG	15	12,109
Swiss Life Holding AG (A)	59	27,741
UBS Group AG (A)	1,108	14,859
Zurich Insurance Group AG	40	12,754

		235,700

United Kingdom - 13.6%
3i Group PLC	1,970	27,500
Ashtead Group PLC	928	25,679
Aviva PLC	2,062	11,549
Barclays PLC	6,780	14,524
Bellway PLC	304	12,336
BP PLC	3,188	23,238
Electrocomponents PLC	825	6,945
GlaxoSmithKline PLC	1,639	33,628
Imperial Brands PLC	340	10,800
Lloyds Banking Group PLC	15,172	12,379
Micro Focus International PLC	304	7,693

	Shares	Value
COMMON STOCKS (continued)
United Kingdom (continued)
Persimmon PLC	273	$ 7,960
Redrow PLC	729	5,856
Rio Tinto PLC	232	13,508
Standard Chartered PLC	1,327	12,113
Tesco PLC	10,671	34,760

		260,468

Total Common Stocks (Cost $1,815,308)		1,769,841

PREFERRED STOCK - 1.1%
Germany - 1.1%
Volkswagen AG, 2.60% (B)	120	20,867

Total Preferred Stock (Cost $21,141)		20,867

EXCHANGE-TRADED FUND - 1.5%
United States - 1.5%
iShares MSCI EAFE ETF	440	29,375

Total Exchange-Traded Fund (Cost $29,411)		29,375

Total Investments (Cost $1,865,860)		1,820,083
Net Other Assets (Liabilities) - 5.2%		99,203

Net Assets - 100.0%		$ 1,919,286

INVESTMENTS BY INDUSTRY:

Industry	Percentage of Total Investments	Value
Pharmaceuticals	12.3%	$223,200
Insurance	7.7	139,585
Trading Companies & Distributors	7.3	133,400
Oil, Gas & Consumable Fuels	6.2	113,582
Banks	5.8	106,464
Automobiles	5.3	96,258
Electric Utilities	4.5	82,315
Food Products	4.4	80,326
Household Durables	3.7	67,258
Construction & Engineering	3.1	55,514
Food & Staples Retailing	3.0	55,387
Real Estate Management & Development	2.6	48,046
Capital Markets	2.3	42,359
Diversified Telecommunication Services	2.3	41,567
Electronic Equipment, Instruments & Components	2.2	39,438
Beverages	2.2	39,390
Airlines	2.1	38,612
Health Care Equipment & Supplies	1.8	32,871
Wireless Telecommunication Services	1.7	30,425
Semiconductors & Semiconductor Equipment	1.6	29,679
International Equity Funds	1.6	29,375
Metals & Mining	1.4	25,794
IT Services	1.4	24,800
Auto Components	1.3	24,410
Communications Equipment	1.3	23,062

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2019

Transamerica International Stock

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2019

(unaudited)

INVESTMENTS BY INDUSTRY (continued):

Industry	Percentage of Total Investments	Value
Household Products	1.3%	$22,758
Machinery	1.2	21,751
Textiles, Apparel & Luxury Goods	1.1	19,506
Aerospace & Defense	1.0	18,336
Chemicals	0.9	17,070
Multi-Utilities	0.9	15,640
Life Sciences Tools & Services	0.7	12,663
Technology Hardware, Storage & Peripherals	0.6	11,129
Paper & Forest Products	0.6	10,970
Tobacco	0.6	10,800
Electrical Equipment	0.5	8,826
Entertainment	0.5	8,736
Software	0.4	7,693
Building Products	0.4	7,011
Media	0.2	4,077

Investments	100.0	1,820,083

Total Investments	100.0%	$1,820,083

SECURITY VALUATION:

Valuation Inputs (C)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Common Stocks	$44,899	$1,724,942	$—	$1,769,841
Preferred Stock	—	20,867	—	20,867
Exchange-Traded Fund	29,375	—	—	29,375

Total Investments	$74,274	$1,745,809	$—	$1,820,083

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	Non-income producing securities.
(B)	Rate disclosed reflects the yield at April 30, 2019.
(C)	There were no transfers in or out of Level 3 during the period ended April 30, 2019. Please reference the Security Valuation section of the Notes to Financial Statements for more information regarding security valuation and pricing inputs.

PORTFOLIO ABBREVIATION:

ADR	American Depositary Receipt

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2019

Transamerica Large Cap Value

SCHEDULE OF INVESTMENTS

At April 30, 2019

(unaudited)

	Shares	Value
COMMON STOCKS - 99.0%
Aerospace & Defense - 2.2%
Textron, Inc.	900,000	$ 47,700,000

Auto Components - 1.7%
Goodyear Tire & Rubber Co.	1,950,000	37,459,500

Automobiles - 3.9%
General Motors Co.	2,205,000	85,884,750

Banks - 13.6%
Bank of America Corp.	3,095,000	94,645,100
Citigroup, Inc.	1,160,000	82,012,000
JPMorgan Chase & Co.	1,050,000	121,852,500

		298,509,600

Beverages - 2.0%
Cott Corp.	2,780,000	43,117,800

Chemicals - 6.8%
Dow, Inc. (A)	855,008	48,504,604
DowDuPont, Inc.	2,600,000	99,970,000

		148,474,604

Communications Equipment - 6.5%
CommScope Holding Co., Inc. (A)	3,050,000	75,579,000
Nokia OYJ, ADR (B)	12,537,464	66,197,810

		141,776,810

Containers & Packaging - 0.9%
WestRock Co.	540,971	20,762,467

Diversified Telecommunication Services - 4.5%
AT&T, Inc.	3,150,000	97,524,000

Electric Utilities - 1.0%
Evergy, Inc.	390,000	22,549,800

Electrical Equipment - 2.3%
Eaton Corp. PLC	600,000	49,692,000

Energy Equipment & Services - 1.3%
Halliburton Co.	1,000,000	28,330,000

Food & Staples Retailing - 2.8%
Walmart, Inc.	603,638	62,078,132

Food Products - 6.8%
Archer-Daniels-Midland Co.	525,000	23,415,000
Kraft Heinz Co.	2,110,579	70,155,646
TreeHouse Foods, Inc. (A)	833,240	55,810,415

		149,381,061

Health Care Providers & Services - 3.9%
Cigna Corp. (A)	245,000	38,915,800
Quest Diagnostics, Inc.	486,708	46,908,917

		85,824,717

Insurance - 8.6%
American International Group, Inc.	2,750,000	130,817,500
Lincoln National Corp.	850,000	56,712,000

		187,529,500

Leisure Products - 1.0%
Brunswick Corp.	442,115	22,640,709

	Shares	Value
COMMON STOCKS (continued)
Life Sciences Tools & Services - 6.0%
Bio-Rad Laboratories, Inc., Class A (A)	348,317	$ 104,819,035
Fluidigm Corp. (A) (C)	1,870,000	25,693,800

		130,512,835

Machinery - 0.5%
Wabtec Corp.	155,127	11,490,257

Multi-Utilities - 3.5%
CenterPoint Energy, Inc.	2,502,116	77,565,596

Oil, Gas & Consumable Fuels - 6.9%
Exxon Mobil Corp.	620,000	49,773,600
Occidental Petroleum Corp.	1,710,663	100,723,837

		150,497,437

Pharmaceuticals - 5.2%
Pfizer, Inc.	2,805,000	113,911,050

Semiconductors & Semiconductor Equipment - 2.4%
Intel Corp.	1,035,000	52,826,400

Specialty Retail - 2.1%
Lowe’s Cos., Inc.	400,000	45,256,000

Technology Hardware, Storage & Peripherals - 2.6%
Apple, Inc.	280,000	56,187,600

Total Common Stocks (Cost $1,980,604,148)		2,167,482,625

OTHER INVESTMENT COMPANY - 3.1%
Securities Lending Collateral - 3.1%
State Street Navigator Securities Lending Trust - Government Money Market Portfolio, 2.51% (D)	68,265,522	68,265,522

Total Other Investment Company (Cost $68,265,522)		68,265,522

	Principal	Value
REPURCHASE AGREEMENT - 0.6%
Fixed Income Clearing Corp., 1.45% (D), dated 04/30/2019, to be repurchased at $13,692,126 on 05/01/2019. Collateralized by a U.S. Government Obligation, 2.75%, due 09/15/2021, and with a value of $13,965,809.	$ 13,691,574	13,691,574

Total Repurchase Agreement (Cost $13,691,574)		13,691,574

Total Investments (Cost $2,062,561,244)		2,249,439,721
Net Other Assets (Liabilities) - (2.7)%		(58,244,330)

Net Assets - 100.0%		$ 2,191,195,391

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2019

Transamerica Large Cap Value

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2019

(unaudited)

SECURITY VALUATION:

Valuation Inputs (E)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Common Stocks	$2,167,482,625	$—	$—	$2,167,482,625
Other Investment Company	68,265,522	—	—	68,265,522
Repurchase Agreement	—	13,691,574	—	13,691,574

Total Investments	$2,235,748,147	$13,691,574	$—	$2,249,439,721

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	Non-income producing securities.
(B)	All or a portion of the security is on loan. The value of the security on loan is $65,534,901. The amount on loan indicated may not correspond with the security on loan identified because a security with pending sales are in the process of recall from the brokers.
(C)	Restricted security. At April 30, 2019, the value of such security held by the Fund is as follows:

Investments	Description	Acquisition Date	Acquisition Cost	Value	Value as Percentage of Net Assets
Common Stocks	Fluidigm Corp.	08/10/2017	$14,592,471	$25,693,800	1.2%

(D)	Rates disclosed reflect the yields at April 30, 2019.
(E)	There were no transfers in or out of Level 3 during the six-month period ended April 30, 2019. Please reference the Security Valuation section of the Notes to Financial Statements for more information regarding security valuation and pricing inputs.

PORTFOLIO ABBREVIATION:

ADR	American Depositary Receipt

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2019

Transamerica Large Core

SCHEDULE OF INVESTMENTS

At April 30, 2019

(unaudited)

	Shares	Value
COMMON STOCKS - 98.1%
Aerospace & Defense - 3.3%
Boeing Co.	11,628	$ 4,391,779
Huntington Ingalls Industries, Inc.	3,905	869,175
Lockheed Martin Corp.	6,261	2,086,979
Northrop Grumman Corp.	1,557	451,390
Raytheon Co.	6,085	1,080,635
Textron, Inc.	1,287	68,211

		8,948,169

Air Freight & Logistics - 0.8%
CH Robinson Worldwide, Inc.	10,877	881,037
Expeditors International of Washington, Inc.	6,161	489,307
United Parcel Service, Inc., Class B	6,747	716,666

		2,087,010

Airlines - 0.5%
Delta Air Lines, Inc.	14,436	841,475
Southwest Airlines Co.	6,610	358,460

		1,199,935

Auto Components - 0.2%
BorgWarner, Inc.	13,654	570,328

Automobiles - 0.1%
General Motors Co.	8,099	315,456

Banks - 5.3%
Bank of America Corp.	147,573	4,512,782
Citigroup, Inc.	39,162	2,768,753
Citizens Financial Group, Inc.	2,037	73,739
Comerica, Inc.	20,126	1,581,702
Fifth Third Bancorp	60,514	1,744,014
JPMorgan Chase & Co.	12,549	1,456,312
M&T Bank Corp.	2,859	486,230
Regions Financial Corp.	57,992	900,616
SunTrust Banks, Inc.	3,910	256,027
SVB Financial Group (A)	833	209,683
Wells Fargo & Co.	6,925	335,239

		14,325,097

Beverages - 1.8%
Coca-Cola Co.	15,423	756,653
Monster Beverage Corp. (A)	12,122	722,471
PepsiCo, Inc.	25,381	3,250,037

		4,729,161

Biotechnology - 2.9%
AbbVie, Inc.	23,899	1,897,342
Amgen, Inc.	16,529	2,963,980
Biogen, Inc. (A)	5,241	1,201,447
Celgene Corp. (A)	1,016	96,174
Gilead Sciences, Inc.	18,076	1,175,663
Regeneron Pharmaceuticals, Inc. (A)	1,019	349,660

		7,684,266

Capital Markets - 2.0%
Affiliated Managers Group, Inc.	3,112	345,183
Ameriprise Financial, Inc.	5,552	814,867
BlackRock, Inc.	1,105	536,190
Charles Schwab Corp.	29,846	1,366,350
E*TRADE Financial Corp.	18,880	956,461
Raymond James Financial, Inc.	3,374	308,957
T. Rowe Price Group, Inc.	8,659	930,843

		5,258,851

	Shares	Value
COMMON STOCKS (continued)
Chemicals - 1.8%
Albemarle Corp.	3,965	$ 297,613
Celanese Corp.	2,060	222,254
CF Industries Holdings, Inc.	14,574	652,624
LyondellBasell Industries NV, Class A	13,988	1,234,161
Mosaic Co.	13,454	351,284
PPG Industries, Inc.	4,136	485,980
Sherwin-Williams Co.	3,286	1,494,571

		4,738,487

Communications Equipment - 1.1%
Cisco Systems, Inc.	25,540	1,428,963
F5 Networks, Inc. (A)	3,196	501,453
Juniper Networks, Inc.	38,438	1,067,423

		2,997,839

Consumer Finance - 0.4%
Discover Financial Services	9,240	752,968
Synchrony Financial	11,945	414,133

		1,167,101

Containers & Packaging - 0.4%
International Paper Co.	7,238	338,811
Packaging Corp. of America	7,125	706,515

		1,045,326

Diversified Financial Services - 2.2%
Berkshire Hathaway, Inc., Class B (A)	27,732	6,009,802

Diversified Telecommunication Services - 1.8%
AT&T, Inc.	76,311	2,362,589
CenturyLink, Inc.	102,620	1,171,920
Verizon Communications, Inc.	21,590	1,234,732

		4,769,241

Electric Utilities - 1.4%
Edison International	4,175	266,240
Entergy Corp.	27,987	2,711,940
Southern Co.	14,149	753,010

		3,731,190

Electrical Equipment - 0.6%
Eaton Corp. PLC	1,104	91,433
Emerson Electric Co.	7,295	517,872
Rockwell Automation, Inc.	5,693	1,028,782

		1,638,087

Electronic Equipment, Instruments & Components - 0.3%
Corning, Inc.	5,169	164,633
TE Connectivity, Ltd.	6,040	577,726

		742,359

Energy Equipment & Services - 0.3%
National Oilwell Varco, Inc.	17,391	454,601
Schlumberger, Ltd.	10,741	458,426

		913,027

Entertainment - 1.7%
Activision Blizzard, Inc.	12,194	587,873
Netflix, Inc. (A)	283	104,863
Viacom, Inc., Class B	29,927	865,190
Walt Disney Co.	21,050	2,883,218

		4,441,144

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2019

Transamerica Large Core

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2019

(unaudited)

	Shares	Value
COMMON STOCKS (continued)
Equity Real Estate Investment Trusts - 2.9%
American Tower Corp.	10,701	$ 2,089,905
Apartment Investment & Management Co., Class A	20,934	1,033,302
HCP, Inc.	1,382	41,156
Host Hotels & Resorts, Inc.	103,594	1,993,149
Public Storage	1,653	365,611
Simon Property Group, Inc.	12,662	2,199,389

		7,722,512

Food & Staples Retailing - 1.4%
Kroger Co.	17,033	439,111
Sysco Corp.	13,857	975,117
Walgreens Boots Alliance, Inc.	13,539	725,284
Walmart, Inc.	15,028	1,545,480

		3,684,992

Food Products - 0.8%
Archer-Daniels-Midland Co.	11,330	505,318
Hershey Co.	7,683	959,222
Kellogg Co.	5,693	343,288
Kraft Heinz Co.	3,400	113,016
Lamb Weston Holdings, Inc.	894	62,625
Tyson Foods, Inc., Class A	1,997	149,795

		2,133,264

Health Care Equipment & Supplies - 2.5%
Abbott Laboratories	24,587	1,956,142
ABIOMED, Inc. (A)	2,394	664,120
Align Technology, Inc. (A)	339	110,066
Baxter International, Inc.	3,242	247,365
Boston Scientific Corp. (A)	6,571	243,915
Cooper Cos., Inc.	3,229	936,152
Edwards Lifesciences Corp. (A)	3,655	643,536
Medtronic PLC	21,967	1,950,889

		6,752,185

Health Care Providers & Services - 2.6%
Cardinal Health, Inc.	16,121	785,254
Cigna Corp. (A)	7,705	1,223,862
CVS Health Corp.	284	15,444
HCA Healthcare, Inc.	9,813	1,248,508
Laboratory Corp. of America Holdings (A)	270	43,178
McKesson Corp.	1,275	152,044
UnitedHealth Group, Inc.	14,531	3,386,740

		6,855,030

Hotels, Restaurants & Leisure - 1.4%
Carnival Corp.	4,065	223,006
Chipotle Mexican Grill, Inc. (A)	1,243	855,234
Darden Restaurants, Inc.	8,128	955,853
Hilton Worldwide Holdings, Inc.	1,770	153,972
Starbucks Corp.	21,159	1,643,631

		3,831,696

Household Durables - 0.2%
Newell Brands, Inc.	6,083	87,473
PulteGroup, Inc.	16,658	524,061

		611,534

Household Products - 1.3%
Clorox Co.	10,990	1,755,433
Kimberly-Clark Corp.	12,611	1,619,000

	Shares	Value
COMMON STOCKS (continued)
Household Products (continued)
Procter & Gamble Co.	2,220	$ 236,385

		3,610,818

Independent Power & Renewable Electricity Producers - 1.0%
AES Corp.	125,219	2,143,749
NRG Energy, Inc.	13,709	564,400

		2,708,149

Industrial Conglomerates - 1.3%
3M Co.	2,977	564,171
General Electric Co.	99,104	1,007,888
Honeywell International, Inc.	10,795	1,874,336

		3,446,395

Insurance - 2.6%
Aflac, Inc.	7,449	375,281
Allstate Corp.	16,700	1,654,302
Aon PLC	5,994	1,079,759
Hartford Financial Services Group, Inc.	20,430	1,068,693
Loews Corp.	11,246	576,807
MetLife, Inc.	17,233	794,958
Prudential Financial, Inc.	4,797	507,091
Torchmark Corp.	8,072	707,592
Unum Group	4,499	166,103

		6,930,586

Interactive Media & Services - 4.7%
Alphabet, Inc., Class A (A)	1,134	1,359,621
Alphabet, Inc., Class C (A)	5,354	6,363,122
Facebook, Inc., Class A (A)	23,681	4,579,905
TripAdvisor, Inc. (A)	6,262	333,326

		12,635,974

Internet & Direct Marketing Retail - 4.4%
Amazon.com, Inc. (A)	4,418	8,511,366
Booking Holdings, Inc. (A)	1,068	1,981,129
eBay, Inc.	5,505	213,319
Expedia Group, Inc.	8,186	1,062,870

		11,768,684

IT Services - 5.8%
Accenture PLC, Class A	3,329	608,108
Akamai Technologies, Inc. (A)	7,860	629,272
Automatic Data Processing, Inc.	2,085	342,753
Cognizant Technology Solutions Corp., Class A	13,414	978,685
DXC Technology Co.	8,568	563,260
Fidelity National Information Services, Inc.	1,598	185,256
FleetCor Technologies, Inc. (A)	1,732	451,965
Gartner, Inc. (A)	1,982	315,079
International Business Machines Corp.	16,076	2,254,981
Mastercard, Inc., Class A	11,367	2,889,946
PayPal Holdings, Inc. (A)	18,482	2,084,215
Visa, Inc., Class A	26,555	4,366,439

		15,669,959

Life Sciences Tools & Services - 0.1%
Illumina, Inc. (A)	794	247,728
Waters Corp. (A)	184	39,291

		287,019

Machinery - 1.4%
Caterpillar, Inc.	11,217	1,563,874
Dover Corp.	11,100	1,088,244

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2019

Transamerica Large Core

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2019

(unaudited)

	Shares	Value
COMMON STOCKS (continued)
Machinery (continued)
Parker-Hannifin Corp.	435	$ 78,770
Snap-on, Inc.	5,996	1,009,007

		3,739,895

Media - 1.7%
CBS Corp., Class B	9,813	503,113
Charter Communications, Inc., Class A (A)	4,772	1,771,319
Discovery, Inc., Class C (A)	16,740	481,442
Fox Corp., Class B (A)	6,274	241,549
Omnicom Group, Inc.	18,741	1,499,842

		4,497,265

Metals & Mining - 0.4%
Nucor Corp.	16,377	934,635

Multi-Utilities - 0.2%
CenterPoint Energy, Inc.	20,621	639,251

Multiline Retail - 0.6%
Dollar General Corp.	7,017	884,773
Dollar Tree, Inc. (A)	2,563	285,211
Kohl’s Corp.	6,486	461,155

		1,631,139

Oil, Gas & Consumable Fuels - 5.1%
Chevron Corp.	28,327	3,400,940
ConocoPhillips	27,123	1,712,004
Devon Energy Corp.	1,093	35,129
Exxon Mobil Corp.	61,991	4,976,637
HollyFrontier Corp.	4,771	227,720
Kinder Morgan, Inc.	32,730	650,345
Marathon Petroleum Corp.	10,056	612,109
Occidental Petroleum Corp.	11,245	662,105
ONEOK, Inc.	3,241	220,161
Phillips 66	11,049	1,041,589

		13,538,739

Personal Products - 0.3%
Estee Lauder Cos., Inc., Class A	5,151	884,993

Pharmaceuticals - 5.4%
Allergan PLC	567	83,349
Bristol-Myers Squibb Co.	26,793	1,243,999
Johnson & Johnson	41,356	5,839,467
Merck & Co., Inc.	40,379	3,178,231
Pfizer, Inc.	75,361	3,060,411
Zoetis, Inc.	10,949	1,115,046

		14,520,503

Professional Services - 0.3%
Nielsen Holdings PLC	5,394	137,709
Robert Half International, Inc.	11,943	741,541

		879,250

Real Estate Management & Development - 0.4%
CBRE Group, Inc., Class A (A)	19,870	1,034,631

Road & Rail - 0.7%
CSX Corp.	15,233	1,213,004
Union Pacific Corp.	3,038	537,847

		1,750,851

Semiconductors & Semiconductor Equipment - 4.0%
Analog Devices, Inc.	13,427	1,560,754
Broadcom, Inc.	5,042	1,605,373

	Shares	Value
COMMON STOCKS (continued)
Semiconductors & Semiconductor Equipment (continued)
Intel Corp.	59,075	$ 3,015,188
KLA-Tencor Corp.	2,097	267,326
Lam Research Corp.	3,242	672,488
Micron Technology, Inc. (A)	355	14,931
NVIDIA Corp.	1,201	217,381
Qorvo, Inc. (A)	2,532	191,445
QUALCOMM, Inc.	12,922	1,112,972
Texas Instruments, Inc.	18,228	2,147,805

		10,805,663

Software - 6.0%
Citrix Systems, Inc.	9,367	945,692
Fortinet, Inc. (A)	3,418	319,310
Intuit, Inc.	12,704	3,189,466
Microsoft Corp.	60,704	7,927,942
Oracle Corp.	56,795	3,142,467
Red Hat, Inc. (A)	2,975	543,027
salesforce.com, Inc. (A)	474	78,376

		16,146,280

Specialty Retail - 3.1%
AutoZone, Inc. (A)	1,332	1,369,709
Best Buy Co., Inc.	6,393	475,703
Foot Locker, Inc.	2,577	147,430
Gap, Inc.	8,214	214,221
Home Depot, Inc.	13,370	2,723,469
Lowe’s Cos., Inc.	8,159	923,109
O’Reilly Automotive, Inc. (A)	1,147	434,220
Ross Stores, Inc.	7,704	752,373
TJX Cos., Inc.	10,721	588,368
Ulta Salon Cosmetics & Fragrance, Inc. (A)	1,598	557,670

		8,186,272

Technology Hardware, Storage & Peripherals - 4.4%
Apple, Inc.	54,444	10,925,277
HP, Inc.	29,502	588,565
NetApp, Inc.	3,819	278,214

		11,792,056

Textiles, Apparel & Luxury Goods - 0.6%
NIKE, Inc., Class B	10,081	885,414
PVH Corp.	1,687	217,606
Tapestry, Inc.	3,456	111,525
Under Armour, Inc., Class A (A) (B)	16,675	385,026

		1,599,571

Tobacco - 1.1%
Altria Group, Inc.	41,607	2,260,508
Philip Morris International, Inc.	9,279	803,190

		3,063,698

Trading Companies & Distributors - 0.5%
WW Grainger, Inc.	4,616	1,301,712

Total Common Stocks (Cost $244,747,884)		262,907,077

EXCHANGE-TRADED FUND - 1.9%
U.S. Equity Fund - 1.9%
SPDR S&P 500 ETF Trust	17,470	5,136,529

Total Exchange-Traded Fund (Cost $4,739,424)		5,136,529

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2019

Transamerica Large Core

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2019

(unaudited)

	Shares	Value
OTHER INVESTMENT COMPANY - 0.1%
Securities Lending Collateral - 0.1%
State Street Navigator Securities Lending Trust - Government Money Market Portfolio, 2.51% (C)	392,065	$ 392,065

Total Other Investment Company (Cost $392,065)		392,065

Total Investments (Cost $249,879,373)		268,435,671
Net Other Assets (Liabilities) - (0.1)%		(221,748)

Net Assets - 100.0%		$ 268,213,923

SECURITY VALUATION:

Valuation Inputs (D)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Common Stocks	$262,907,077	$—	$—	$262,907,077
Exchange-Traded Fund	5,136,529	—	—	5,136,529
Other Investment Company	392,065	—	—	392,065

Total Investments	$268,435,671	$—	$—	$268,435,671

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	Non-income producing securities.
(B)	All or a portion of the security is on loan. The value of the security on loan is $381,170. The amount on loan indicated may not correspond with the security on loan identified because a security with pending sales are in the process of recall from the brokers.
(C)	Rate disclosed reflects the yield at April 30, 2019.
(D)	There were no transfers in or out of Level 3 during the period ended April 30, 2019. Please reference the Security Valuation section of the Notes to Financial Statements for more information regarding security valuation and pricing inputs.

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2019

Transamerica Large Growth

SCHEDULE OF INVESTMENTS

At April 30, 2019

(unaudited)

	Shares	Value
COMMON STOCKS - 99.4%
Aerospace & Defense - 3.1%
Airbus SE	24,450	$ 3,342,332
Boeing Co.	34,345	12,971,763
Raytheon Co.	23,112	4,104,460
Safran SA	39,573	5,765,624

		26,184,179

Automobiles - 0.5%
Tesla, Inc. (A) (B)	18,454	4,404,785

Banks - 0.8%
JPMorgan Chase & Co.	38,321	4,447,152
SVB Financial Group (A)	10,581	2,663,449

		7,110,601

Beverages - 1.7%
Constellation Brands, Inc., Class A	46,669	9,878,427
Monster Beverage Corp. (A)	74,434	4,436,267

		14,314,694

Biotechnology - 2.8%
Alexion Pharmaceuticals, Inc. (A)	47,890	6,519,266
BioMarin Pharmaceutical, Inc. (A)	52,107	4,456,712
Sage Therapeutics, Inc. (A)	12,214	2,054,761
Seattle Genetics, Inc. (A)	37,352	2,531,719
Vertex Pharmaceuticals, Inc. (A)	48,581	8,209,217

		23,771,675

Building Products - 0.6%
Fortune Brands Home & Security, Inc.	89,860	4,742,811

Capital Markets - 1.4%
BlackRock, Inc.	5,647	2,740,150
Intercontinental Exchange, Inc.	47,553	3,868,437
S&P Global, Inc.	22,959	5,066,133

		11,674,720

Chemicals - 0.9%
PPG Industries, Inc.	41,660	4,895,050
Sherwin-Williams Co.	5,343	2,430,157

		7,325,207

Commercial Services & Supplies - 0.5%
Copart, Inc. (A)	57,128	3,845,857

Consumer Finance - 0.4%
Capital One Financial Corp.	36,437	3,382,447

Diversified Telecommunication Services - 0.6%
Verizon Communications, Inc.	93,302	5,335,941

Electrical Equipment - 0.8%
AMETEK, Inc.	46,995	4,143,549
Eaton Corp. PLC	35,096	2,906,651

		7,050,200

Electronic Equipment, Instruments & Components - 0.5%
CDW Corp.	35,629	3,762,422

Entertainment - 3.9%
Activision Blizzard, Inc.	52,803	2,545,633
Electronic Arts, Inc. (A)	24,563	2,324,888
Netflix, Inc. (A)	54,565	20,218,515
Walt Disney Co.	54,146	7,416,377

		32,505,413

Equity Real Estate Investment Trusts - 1.4%
American Tower Corp.	41,361	8,077,803

	Shares	Value
COMMON STOCKS (continued)
Equity Real Estate Investment Trusts (continued)
Crown Castle International Corp.	30,816	$ 3,876,037

		11,953,840

Food & Staples Retailing - 1.8%
Costco Wholesale Corp.	59,937	14,716,332

Health Care Equipment & Supplies - 3.7%
Baxter International, Inc.	79,401	6,058,296
Boston Scientific Corp. (A)	117,851	4,374,629
Danaher Corp.	25,192	3,336,429
Edwards Lifesciences Corp. (A)	45,676	8,042,173
Intuitive Surgical, Inc. (A)	11,495	5,869,692
Teleflex, Inc.	13,169	3,768,704

		31,449,923

Health Care Providers & Services - 1.5%
Guardant Health, Inc. (A) (B)	2,286	149,756
UnitedHealth Group, Inc.	53,060	12,366,694

		12,516,450

Hotels, Restaurants & Leisure - 1.6%
Chipotle Mexican Grill, Inc. (A)	5,816	4,001,641
Hilton Worldwide Holdings, Inc.	54,484	4,739,563
Marriott International, Inc., Class A	36,929	5,037,854

		13,779,058

Household Products - 0.7%
Colgate-Palmolive Co.	81,226	5,912,440

Insurance - 0.4%
Allstate Corp.	34,767	3,444,019

Interactive Media & Services - 11.1%
Alphabet, Inc., Class A (A)	27,001	32,373,119
Alphabet, Inc., Class C (A)	17,394	20,672,421
Facebook, Inc., Class A (A)	133,067	25,735,158
Tencent Holdings, Ltd.	307,855	15,226,359

		94,007,057

Internet & Direct Marketing Retail - 8.3%
Alibaba Group Holding, Ltd., ADR (A)	69,885	12,968,560
Amazon.com, Inc. (A)	25,464	49,056,905
Booking Holdings, Inc. (A)	2,821	5,232,927
Wayfair, Inc., Class A (A) (B)	17,715	2,872,487

		70,130,879

IT Services - 11.6%
Adyen NV (A) (C)	6,615	5,383,508
EPAM Systems, Inc. (A)	20,393	3,657,688
FleetCor Technologies, Inc. (A)	47,072	12,283,438
Global Payments, Inc.	42,522	6,211,188
GoDaddy, Inc., Class A (A)	84,808	6,911,852
Mastercard, Inc., Class A	119,983	30,504,478
PayPal Holdings, Inc. (A)	128,543	14,495,794
Square, Inc., Class A (A)	47,708	3,474,097
Visa, Inc., Class A	93,162	15,318,628

		98,240,671

Life Sciences Tools & Services - 1.7%
Illumina, Inc. (A)	26,138	8,155,056
Thermo Fisher Scientific, Inc.	22,535	6,252,336

		14,407,392

Machinery - 1.8%
Illinois Tool Works, Inc.	32,571	5,069,025

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2019

Transamerica Large Growth

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2019

(unaudited)

	Shares	Value
COMMON STOCKS (continued)
Machinery (continued)
Middleby Corp. (A)	22,213	$ 2,935,004
Nordson Corp.	27,954	4,079,886
Snap-on, Inc.	19,875	3,344,565

		15,428,480

Oil, Gas & Consumable Fuels - 0.3%
Continental Resources, Inc. (A)	55,164	2,536,992

Personal Products - 0.9%
Estee Lauder Cos., Inc., Class A	43,014	7,390,235

Pharmaceuticals - 1.1%
Allergan PLC	20,726	3,046,722
AstraZeneca PLC, ADR	174,010	6,553,217

		9,599,939

Professional Services - 0.6%
Equifax, Inc.	19,360	2,438,392
IHS Markit, Ltd. (A)	50,146	2,871,360

		5,309,752

Road & Rail - 1.3%
Norfolk Southern Corp.	19,160	3,909,023
Union Pacific Corp.	37,762	6,685,385

		10,594,408

Semiconductors & Semiconductor Equipment - 4.3%
Advanced Micro Devices, Inc. (A)	152,039	4,200,837
Broadcom, Inc.	15,988	5,090,579
Marvell Technology Group, Ltd.	143,693	3,595,199
Micron Technology, Inc. (A)	84,305	3,545,868
NVIDIA Corp.	50,680	9,173,080
ON Semiconductor Corp. (A)	124,132	2,862,484
QUALCOMM, Inc.	59,097	5,090,025
Taiwan Semiconductor Manufacturing Co., Ltd., ADR	66,922	2,932,522

		36,490,594

Software - 15.9%
Adobe, Inc. (A)	70,229	20,313,738
DocuSign, Inc. (A)	55,139	3,124,727
Guidewire Software, Inc. (A)	50,112	5,336,928
Microsoft Corp.	357,159	46,644,965
Red Hat, Inc. (A)	5,828	1,063,785
salesforce.com, Inc. (A)	150,539	24,891,624

	Shares	Value
COMMON STOCKS (continued)
Software (continued)
ServiceNow, Inc. (A)	37,535	$ 10,191,128
Splunk, Inc. (A)	37,005	5,108,170
SS&C Technologies Holdings, Inc.	78,206	5,291,418
Workday, Inc., Class A (A)	61,331	12,611,494
Zoom Video Communications, Inc., Class A (A)	632	45,801

		134,623,778

Specialty Retail - 1.8%
Home Depot, Inc.	26,100	5,316,570
Lowe’s Cos., Inc.	36,161	4,091,255
TJX Cos., Inc.	100,475	5,514,068

		14,921,893

Technology Hardware, Storage & Peripherals - 4.5%
Apple, Inc.	169,736	34,060,923
NetApp, Inc.	53,741	3,915,032

		37,975,955

Textiles, Apparel & Luxury Goods - 4.6%
Kering SA	10,203	6,030,825
Lululemon Athletica, Inc. (A)	38,201	6,736,746
NIKE, Inc., Class B	195,921	17,207,741
Under Armour, Inc., Class C (A)	198,912	4,121,457
VF Corp.	53,416	5,043,005

		39,139,774

Total Common Stocks (Cost $585,121,812)		839,980,813

OTHER INVESTMENT COMPANY - 0.5%
Securities Lending Collateral - 0.5%
State Street Navigator Securities Lending Trust - Government Money Market Portfolio, 2.51% (D)	3,933,375	3,933,375

Total Other Investment Company (Cost $3,933,375)		3,933,375

Total Investments (Cost $589,055,187)		843,914,188
Net Other Assets (Liabilities) - 0.1%		1,160,112

Net Assets - 100.0%		$ 845,074,300

SECURITY VALUATION:

Valuation Inputs (E)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Common Stocks	$804,232,165	$35,748,648	$—	$839,980,813
Other Investment Company	3,933,375	—	—	3,933,375

Total Investments	$808,165,540	$35,748,648	$—	$843,914,188

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2019

Transamerica Large Growth

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2019

(unaudited)

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	Non-income producing securities.
(B)	All or a portion of the securities are on loan. The total value of all securities on loan is $3,854,160. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(C)	Security is registered pursuant to Rule 144A of the Securities Act of 1933. Unless otherwise indicated, the security is deemed to be liquid for purposes of compliance limitations on holdings of illiquid securities and may be resold as transactions exempt from registration, normally to qualified institutional buyers. At April 30, 2019, the value of the 144A security is $5,383,508, representing 0.6% of the Fund’s net assets.
(D)	Rate disclosed reflects the yield at April 30, 2019.
(E)	There were no transfers in or out of Level 3 during the period ended April 30, 2019. Please reference the Security Valuation section of the Notes to Financial Statements for more information regarding security valuation and pricing inputs.

PORTFOLIO ABBREVIATION:

ADR	American Depositary Receipt

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2019

Transamerica Large Value Opportunities

SCHEDULE OF INVESTMENTS

At April 30, 2019

(unaudited)

	Shares	Value
COMMON STOCKS - 98.1%
Aerospace & Defense - 3.1%
Boeing Co.	12,958	$ 4,894,107
Lockheed Martin Corp.	18,704	6,234,604
Northrop Grumman Corp.	3,678	1,066,289
Raytheon Co.	31,505	5,594,973

		17,789,973

Air Freight & Logistics - 1.2%
CH Robinson Worldwide, Inc.	23,347	1,891,107
United Parcel Service, Inc., Class B	49,407	5,248,012

		7,139,119

Auto Components - 0.6%
Lear Corp.	23,699	3,388,957

Automobiles - 1.4%
General Motors Co.	202,234	7,877,014

Banks - 12.5%
Bank of America Corp.	617,847	18,893,761
Citigroup, Inc.	197,334	13,951,514
Comerica, Inc.	7,510	590,211
Fifth Third Bancorp	235,258	6,780,135
First Citizens BancShares, Inc., Class A	13,245	5,937,071
JPMorgan Chase & Co.	97,715	11,339,826
Popular, Inc.	103,100	5,949,901
SVB Financial Group (A)	10,594	2,666,722
Wells Fargo & Co.	94,753	4,586,993
Wintrust Financial Corp.	20,726	1,579,321

		72,275,455

Beverages - 2.3%
Coca-Cola Co.	73,901	3,625,583
PepsiCo, Inc.	73,566	9,420,126

		13,045,709

Biotechnology - 4.4%
AbbVie, Inc.	58,688	4,659,241
Amgen, Inc.	57,888	10,380,476
Biogen, Inc. (A)	17,592	4,032,790
Gilead Sciences, Inc.	95,301	6,198,377

		25,270,884

Capital Markets - 2.7%
Ameriprise Financial, Inc.	18,786	2,757,221
E*TRADE Financial Corp.	116,816	5,917,899
T. Rowe Price Group, Inc.	54,215	5,828,112
TD Ameritrade Holding Corp.	16,633	874,563

		15,377,795

Chemicals - 3.7%
Celanese Corp.	45,119	4,867,889
CF Industries Holdings, Inc.	3,304	147,953
Dow, Inc. (A)	1	57
Eastman Chemical Co.	60,566	4,777,446
LyondellBasell Industries NV, Class A	76,117	6,715,803
NewMarket Corp.	11,354	4,763,911

		21,273,059

Communications Equipment - 1.2%
Cisco Systems, Inc.	102,183	5,717,139
Juniper Networks, Inc.	52,921	1,469,616

		7,186,755

	Shares	Value
COMMON STOCKS (continued)
Consumer Finance - 1.0%
Discover Financial Services	74,046	$ 6,034,009

Diversified Financial Services - 1.0%
Berkshire Hathaway, Inc., Class B (A)	26,708	5,787,891

Diversified Telecommunication Services - 1.8%
AT&T, Inc.	156,519	4,845,828
CenturyLink, Inc.	44,593	509,252
Verizon Communications, Inc.	92,286	5,277,837

		10,632,917

Electric Utilities - 2.4%
Avangrid, Inc.	17,997	921,626
Edison International	102,497	6,536,234
Entergy Corp.	67,727	6,562,746

		14,020,606

Electrical Equipment - 0.1%
Rockwell Automation, Inc.	3,618	653,809

Electronic Equipment, Instruments & Components - 0.4%
CDW Corp.	24,308	2,566,925

Entertainment - 1.5%
Cinemark Holdings, Inc.	12,544	527,475
Viacom, Inc., Class B	199,361	5,763,527
Walt Disney Co.	18,071	2,475,185

		8,766,187

Equity Real Estate Investment Trusts - 2.0%
American Tower Corp.	9,755	1,905,151
Host Hotels & Resorts, Inc.	99,474	1,913,880
Simon Property Group, Inc.	44,620	7,750,494

		11,569,525

Food & Staples Retailing - 2.5%
Kroger Co.	4,728	121,888
Sysco Corp.	81,567	5,739,870
Walgreens Boots Alliance, Inc.	87,672	4,696,589
Walmart, Inc.	38,379	3,946,896

		14,505,243

Food Products - 1.4%
Ingredion, Inc.	63,277	5,995,496
Kellogg Co.	35,875	2,163,262

		8,158,758

Health Care Equipment & Supplies - 0.7%
ABIOMED, Inc. (A)	3,994	1,107,976
Cooper Cos., Inc.	2,559	741,905
Medtronic PLC	23,988	2,130,374

		3,980,255

Health Care Providers & Services - 1.9%
Cardinal Health, Inc.	60,440	2,944,033
Encompass Health Corp.	42,374	2,731,004
HCA Healthcare, Inc.	42,218	5,371,396

		11,046,433

Household Products - 2.2%
Kimberly-Clark Corp.	49,090	6,302,174
Procter & Gamble Co.	58,849	6,266,242

		12,568,416

Independent Power & Renewable Electricity Producers - 2.0%
AES Corp.	339,427	5,810,990
NRG Energy, Inc.	134,289	5,528,678

		11,339,668

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2019

Transamerica Large Value Opportunities

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2019

(unaudited)

	Shares	Value
COMMON STOCKS (continued)
Industrial Conglomerates - 0.9%
3M Co.	8,552	$ 1,620,690
General Electric Co.	13,632	138,637
Honeywell International, Inc.	20,191	3,505,763

		5,265,090

Insurance - 2.9%
Allstate Corp.	73,559	7,286,755
Athene Holding, Ltd., Class A (A)	16,727	755,391
CNA Financial Corp.	10,269	475,763
Hartford Financial Services Group, Inc.	130,214	6,811,494
Loews Corp.	4,416	226,497
MetLife, Inc.	30,927	1,426,662

		16,982,562

Internet & Direct Marketing Retail - 1.4%
Booking Holdings, Inc. (A)	959	1,778,935
Expedia Group, Inc.	46,214	6,000,426

		7,779,361

IT Services - 3.5%
Cognizant Technology Solutions Corp., Class A	20,467	1,493,273
DXC Technology Co.	626	41,153
International Business Machines Corp.	78,838	11,058,606
Mastercard, Inc., Class A	7,508	1,908,834
Visa, Inc., Class A	35,819	5,889,718

		20,391,584

Machinery - 2.8%
Allison Transmission Holdings, Inc., Class A	109,390	5,126,016
Dover Corp.	58,527	5,737,987
Snap-on, Inc.	31,183	5,247,475

		16,111,478

Media - 1.8%
AMC Networks, Inc., Class A (A)	11,487	670,956
CBS Corp., Class B	4,583	234,970
Comcast Corp., Class A	66,680	2,902,580
Omnicom Group, Inc.	85,400	6,834,562

		10,643,068

Metals & Mining - 1.0%
Nucor Corp.	102,033	5,823,023

Multi-Utilities - 0.1%
CenterPoint Energy, Inc.	18,335	568,385

Oil, Gas & Consumable Fuels - 9.0%
Chevron Corp.	128,091	15,378,605
ConocoPhillips	67,218	4,242,800
Exxon Mobil Corp.	201,642	16,187,820
HollyFrontier Corp.	45,073	2,151,334
Occidental Petroleum Corp.	114,011	6,712,968
Phillips 66	78,092	7,361,733

		52,035,260

Paper & Forest Products - 0.1%
Domtar Corp.	14,802	723,818

Personal Products - 0.3%
Herbalife Nutrition, Ltd. (A)	30,001	1,585,553

Pharmaceuticals - 8.2%
Bristol-Myers Squibb Co.	181,195	8,412,884
Jazz Pharmaceuticals PLC (A)	37,263	4,835,619

	Shares	Value
COMMON STOCKS (continued)
Pharmaceuticals (continued)
Johnson & Johnson	120,419	$ 17,003,163
Merck & Co., Inc.	101,712	8,005,752
Pfizer, Inc.	151,113	6,136,699
Zoetis, Inc.	29,744	3,029,129

		47,423,246

Real Estate Management & Development - 0.1%
Jones Lang LaSalle, Inc.	3,067	474,066

Semiconductors & Semiconductor Equipment - 4.4%
Broadcom, Inc.	13,910	4,428,944
Intel Corp.	298,334	15,226,967
Texas Instruments, Inc.	49,413	5,822,334

		25,478,245

Software - 1.4%
Intuit, Inc.	21,589	5,420,134
Oracle Corp.	29,599	1,637,713
Palo Alto Networks, Inc. (A)	3,837	954,761

		8,012,608

Specialty Retail - 1.9%
AutoZone, Inc. (A)	5,437	5,590,922
TJX Cos., Inc.	95,307	5,230,448

		10,821,370

Technology Hardware, Storage & Peripherals - 1.5%
Apple, Inc.	28,624	5,743,978
HP, Inc.	136,272	2,718,626

		8,462,604

Tobacco - 1.9%
Altria Group, Inc.	184,870	10,043,987
Philip Morris International, Inc.	8,562	741,127

		10,785,114

Trading Companies & Distributors - 0.8%
WW Grainger, Inc.	16,194	4,566,708

Wireless Telecommunication Services - 0.1%
Sprint Corp. (A)	121,026	675,325

Total Common Stocks (Cost $548,256,039)		566,863,830

EXCHANGE-TRADED FUND - 1.7%
U.S. Equity Fund - 1.7%
iShares Russell 1000 Value ETF	73,852	9,434,593

Total Exchange-Traded Fund (Cost $8,811,524)		9,434,593

Total Investments (Cost $557,067,563)		576,298,423
Net Other Assets (Liabilities) - 0.2%		1,349,635

Net Assets - 100.0%		$ 577,648,058

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2019

Transamerica Large Value Opportunities

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2019

(unaudited)

SECURITY VALUATION:

Valuation Inputs (B)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Common Stocks	$566,863,830	$—	$—	$566,863,830
Exchange-Traded Fund	9,434,593	—	—	9,434,593

Total Investments	$576,298,423	$—	$—	$576,298,423

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	Non-income producing securities.
(B)	There were no transfers in or out of Level 3 during the six-month period ended April 30, 2019. Please reference the Security Valuation section of the Notes to Financial Statements for more information regarding security valuation and pricing inputs.

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2019

Transamerica Mid Cap Growth

SCHEDULE OF INVESTMENTS

At April 30, 2019

(unaudited)

	Shares	Value
COMMON STOCKS - 98.9%
Aerospace & Defense - 6.9%
BWX Technologies, Inc.	52,727	$ 2,694,350
Hexcel Corp.	36,628	2,589,966

		5,284,316

Banks - 2.6%
First Republic Bank	18,638	1,968,546

Biotechnology - 4.9%
Incyte Corp. (A)	24,932	1,914,778
Seattle Genetics, Inc. (A)	26,641	1,805,727

		3,720,505

Diversified Consumer Services - 4.6%
Bright Horizons Family Solutions, Inc. (A)	27,221	3,488,371

Electronic Equipment, Instruments & Components - 6.4%
CDW Corp.	25,425	2,684,880
Flex, Ltd. (A)	194,190	2,143,858

		4,828,738

Entertainment - 2.7%
Take-Two Interactive Software, Inc. (A)	21,569	2,088,526

Equity Real Estate Investment Trusts - 4.9%
SBA Communications Corp. (A)	18,370	3,742,520

Health Care Equipment & Supplies - 3.3%
Edwards Lifesciences Corp. (A)	4,536	798,653
Penumbra, Inc. (A)	12,734	1,712,723

		2,511,376

Health Care Providers & Services - 1.9%
Centene Corp. (A)	27,935	1,440,329

Hotels, Restaurants & Leisure - 10.1%
Aramark	114,878	3,570,408
Domino’s Pizza, Inc.	7,469	2,020,962
Vail Resorts, Inc.	9,171	2,098,784

		7,690,154

Internet & Direct Marketing Retail - 5.4%
Expedia Group, Inc.	23,329	3,029,037
Wayfair, Inc., Class A (A)	6,506	1,054,948

		4,083,985

IT Services - 11.3%
Gartner, Inc. (A)	30,102	4,785,315
Global Payments, Inc.	26,304	3,842,225

		8,627,540

	Shares	Value
COMMON STOCKS (continued)
Pharmaceuticals - 3.7%
Elanco Animal Health, Inc. (A)	89,279	$ 2,812,288

Professional Services - 7.7%
IHS Markit, Ltd. (A)	64,440	3,689,835
TransUnion	31,079	2,164,652

		5,854,487

Semiconductors & Semiconductor Equipment - 4.3%
Advanced Micro Devices, Inc. (A)	61,110	1,688,469
KLA-Tencor Corp.	12,371	1,577,055

		3,265,524

Software - 11.1%
Autodesk, Inc. (A)	7,378	1,314,833
Guidewire Software, Inc. (A)	17,076	1,818,594
ServiceNow, Inc. (A)	5,774	1,567,699
SS&C Technologies Holdings, Inc.	55,378	3,746,876

		8,448,002

Specialty Retail - 4.3%
Burlington Stores, Inc. (A)	19,228	3,247,801

Textiles, Apparel & Luxury Goods - 2.8%
Under Armour, Inc., Class A (A)	91,409	2,110,634

Total Common Stocks (Cost $68,500,051)		75,213,642

	Principal	Value
REPURCHASE AGREEMENT - 1.5%
Fixed Income Clearing Corp., 1.45% (B), dated 04/30/2019, to be repurchased at $1,142,155 on 05/01/2019. Collateralized by a U.S. Government Obligation, 2.75%, due 09/15/2021, and with a value of $1,166,353.	$ 1,142,109	1,142,109

Total Repurchase Agreement (Cost $1,142,109)		1,142,109

Total Investments (Cost $69,642,160)		76,355,751
Net Other Assets (Liabilities) - (0.4)%		(279,588)

Net Assets - 100.0%		$ 76,076,163

SECURITY VALUATION:

Valuation Inputs (C)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Common Stocks	$75,213,642	$—	$—	$75,213,642
Repurchase Agreement	—	1,142,109	—	1,142,109

Total Investments	$75,213,642	$1,142,109	$—	$76,355,751

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2019

Transamerica Mid Cap Growth

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2019

(unaudited)

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	Non-income producing securities.
(B)	Rate disclosed reflects the yield at April 30, 2019.
(C)	There were no transfers in or out of Level 3 during the six-month period ended April 30, 2019. Please reference the Security Valuation section of the Notes to Financial Statements for more information regarding security valuation and pricing inputs.

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2019

Transamerica Mid Cap Value Opportunities

SCHEDULE OF INVESTMENTS

At April 30, 2019

(unaudited)

	Shares	Value
COMMON STOCKS - 93.5%
Airlines - 2.8%
Alaska Air Group, Inc.	487,616	$ 30,183,430
JetBlue Airways Corp. (A)	921,200	17,088,260

		47,271,690

Banks - 1.9%
CIT Group, Inc.	616,260	32,828,170

Beverages - 2.0%
Molson Coors Brewing Co., Class B	531,300	34,104,147

Biotechnology - 1.0%
United Therapeutics Corp. (A)	169,900	17,426,643

Capital Markets - 1.4%
E*TRADE Financial Corp.	486,200	24,630,892

Chemicals - 1.0%
PPG Industries, Inc.	139,400	16,379,500

Commercial Services & Supplies - 0.8%
Stericycle, Inc. (A)	218,607	12,764,463

Construction & Engineering - 0.5%
Jacobs Engineering Group, Inc.	104,700	8,160,318

Consumer Finance - 0.8%
Ally Financial, Inc.	469,639	13,952,975

Distributors - 1.7%
LKQ Corp. (A)	947,300	28,513,730

Diversified Financial Services - 1.6%
Jefferies Financial Group, Inc.	1,322,500	27,203,825

Diversified Telecommunication Services - 0.7%
Zayo Group Holdings, Inc. (A)	398,300	12,462,807

Electric Utilities - 6.0%
Alliant Energy Corp.	607,100	28,673,333
FirstEnergy Corp.	834,000	35,053,020
PPL Corp.	1,231,550	38,436,675

		102,163,028

Entertainment - 1.9%
Viacom, Inc., Class B	1,139,600	32,945,836

Equity Real Estate Investment Trusts - 5.2%
Colony Capital, Inc.	4,105,105	21,100,240
Gaming and Leisure Properties, Inc.	316,200	12,768,156
JBG SMITH Properties	587,000	24,976,850
Uniti Group, Inc.	688,340	7,564,856
VEREIT, Inc.	2,634,800	21,763,448

		88,173,550

Food & Staples Retailing - 2.9%
Casey’s General Stores, Inc.	147,500	19,521,625
US Foods Holding Corp. (A)	809,500	29,587,225

		49,108,850

Food Products - 4.7%
General Mills, Inc.	482,900	24,854,863
J.M. Smucker Co.	139,000	17,045,570
Kellogg Co.	211,300	12,741,390
Post Holdings, Inc. (A)	224,700	25,341,666

		79,983,489

Health Care Equipment & Supplies - 1.8%
Zimmer Biomet Holdings, Inc.	245,600	30,248,096

Health Care Providers & Services - 5.7%
AmerisourceBergen Corp.	470,756	35,193,719

	Shares	Value
COMMON STOCKS (continued)
Health Care Providers & Services (continued)
Cardinal Health, Inc.	560,668	$ 27,310,138
Laboratory Corp. of America Holdings (A)	221,103	35,358,792

		97,862,649

Hotels, Restaurants & Leisure - 2.9%
Aramark	1,096,100	34,066,788
Stars Group, Inc. (A) (B)	802,800	15,164,892

		49,231,680

Household Durables - 0.6%
NVR, Inc. (A)	3,100	9,772,688

Insurance - 12.3%
Alleghany Corp. (A)	58,725	38,575,278
Allstate Corp.	304,600	30,173,676
Arch Capital Group, Ltd. (A)	898,600	30,354,708
Fidelity National Financial, Inc.	828,203	33,086,710
Loews Corp.	578,420	29,667,162
Markel Corp. (A)	21,100	22,608,861
Willis Towers Watson PLC	133,266	24,566,254

		209,032,649

Internet & Direct Marketing Retail - 2.4%
Expedia Group, Inc.	48,985	6,360,213
Liberty Expedia Holdings, Inc., Class A (A)	561,705	26,074,346
Qurate Retail, Inc. (A)	500,300	8,530,115

		40,964,674

IT Services - 1.6%
Leidos Holdings, Inc.	363,800	26,732,024

Machinery - 1.5%
Trinity Industries, Inc.	1,181,002	25,462,403

Media - 6.5%
Discovery, Inc., Class C (A)	865,480	24,891,205
DISH Network Corp., Class A (A)	842,593	29,591,866
GCI Liberty, Inc., Class A (A)	286,700	17,093,054
Liberty Media Corp. - Liberty SiriusXM, Class C (A)	438,000	17,590,080
News Corp., Class A	1,752,800	21,769,776

		110,935,981

Mortgage Real Estate Investment Trusts - 2.2%
Annaly Capital Management, Inc.	3,793,645	38,277,878

Multi-Utilities - 2.0%
CenterPoint Energy, Inc.	1,125,600	34,893,600

Multiline Retail - 1.0%
Dollar Tree, Inc. (A)	158,800	17,671,264

Oil, Gas & Consumable Fuels - 4.1%
Antero Resources Corp. (A)	2,865,100	20,771,975
EQT Corp.	937,600	19,173,920
Williams Cos., Inc.	1,054,800	29,882,484

		69,828,379

Personal Products - 0.8%
Coty, Inc., Class A (B)	1,181,800	12,787,076

Pharmaceuticals - 0.8%
Perrigo Co. PLC	272,700	13,067,784

Professional Services - 2.0%
ManpowerGroup, Inc.	130,400	12,523,616
Nielsen Holdings PLC	865,300	22,091,109

		34,614,725

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2019

Transamerica Mid Cap Value Opportunities

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2019

(unaudited)

	Shares	Value
COMMON STOCKS (continued)
Semiconductors & Semiconductor Equipment - 1.6%
Applied Materials, Inc.	317,600	$ 13,996,632
Qorvo, Inc. (A)	174,100	13,163,701

		27,160,333

Software - 2.0%
CDK Global, Inc.	556,400	33,562,048

Specialty Retail - 2.0%
Foot Locker, Inc.	368,200	21,064,722
L Brands, Inc.	508,100	13,027,684

		34,092,406

Technology Hardware, Storage & Peripherals - 1.3%
NCR Corp. (A)	772,200	22,355,190

Trading Companies & Distributors - 1.5%
AerCap Holdings NV (A)	508,200	25,227,048

Total Common Stocks (Cost $1,442,662,727)		1,591,854,488

OTHER INVESTMENT COMPANY - 1.5%
Securities Lending Collateral - 1.5%
State Street Navigator Securities Lending Trust - Government Money Market Portfolio, 2.51% (C)	26,267,028	26,267,028

Total Other Investment Company (Cost $26,267,028)		26,267,028

Principal	Value
REPURCHASE AGREEMENT - 6.1%

Fixed Income Clearing Corp., 1.45% (C), dated 04/30/2019, to be repurchased at $103,031,338 on 05/01/2019. Collateralized by a U.S. Government Obligation, 2.75%, due 09/15/2021, and with a value of $105,088,405.

$ 103,027,188	$ 103,027,188

Total Repurchase Agreement (Cost $103,027,188)	103,027,188

Total Investments (Cost $1,571,956,943)	1,721,148,704
Net Other Assets (Liabilities) - (1.1)%	(18,773,740)

Net Assets - 100.0%	$ 1,702,374,964

SECURITY VALUATION:

Valuation Inputs (D)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Common Stocks	$1,591,854,488	$—	$—	$1,591,854,488
Other Investment Company	26,267,028	—	—	26,267,028
Repurchase Agreement	—	103,027,188	—	103,027,188

Total Investments	$1,618,121,516	$103,027,188	$—	$1,721,148,704

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	Non-income producing securities.
(B)	All or a portion of the securities are on loan. The total value of all securities on loan is $25,362,190. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(C)	Rates disclosed reflect the yields at April 30, 2019.
(D)	There were no transfers in or out of Level 3 during the period ended April 30, 2019. Please reference the Security Valuation section of the Notes to Financial Statements for more information regarding security valuation and pricing inputs.

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2019

Transamerica MLP & Energy Income

SCHEDULE OF INVESTMENTS

At April 30, 2019

(unaudited)

	Shares	Value
COMMON STOCKS - 60.7%
Oil, Gas & Consumable Fuels - 60.7%
Antero Midstream Corp.	405,500	$ 4,951,155
Cheniere Energy, Inc. (A)	284,591	18,313,431
Enbridge, Inc.	379,454	14,017,031
EnLink Midstream LLC	296,200	3,462,578
GasLog, Ltd.	270,947	4,234,901
Kinder Morgan, Inc.	761,900	15,138,953
ONEOK, Inc.	311,375	21,151,704
Pembina Pipeline Corp.	497,100	17,776,296
Phillips 66	101,000	9,521,270
Plains GP Holdings, LP, Class A (A)	877,213	20,702,227
Targa Resources Corp.	298,400	11,980,760
TransCanada Corp.	287,425	13,727,418
Williams Cos., Inc.	805,560	22,821,515

Total Common Stocks (Cost $166,898,881)		177,799,239

MASTER LIMITED PARTNERSHIPS - 35.8% (B)
Independent Power & Renewable Electricity Producers - 2.1%
Brookfield Renewable Partners, LP (A)	50,000	1,576,000
NextEra Energy Partners, LP	101,122	4,654,646

		6,230,646

Multi-Utilities - 0.9%
Brookfield Infrastructure Partners, LP	60,000	2,482,800

Oil, Gas & Consumable Fuels - 32.8%
BP Midstream Partners, LP	162,455	2,349,099
Buckeye Partners, LP	71,400	2,389,044
DCP Midstream, LP	40,600	1,262,660
Energy Transfer, LP	879,837	13,303,135
Enterprise Products Partners, LP	372,311	10,659,264
EQM Midstream Partners, LP	70,820	3,257,720
GasLog Partners, LP	300,948	6,337,965
Hess Midstream Partners, LP	78,200	1,728,220
Hoegh LNG Partners, LP	248,800	4,888,920
KNOT Offshore Partners, LP (C)	119,302	2,403,935
Magellan Midstream Partners, LP	107,000	6,635,070
MPLX, LP	259,081	8,357,953
Phillips 66 Partners, LP	87,000	4,309,110
Shell Midstream Partners, LP	290,305	5,838,034
Tallgrass Energy, LP	456,849	11,028,335
Viper Energy Partners, LP	86,800	2,918,216
Western Midstream Operating, LP	265,807	8,394,185

		96,060,865

Total Master Limited Partnerships (Cost $102,290,420)		104,774,311

	Principal	Value
CORPORATE DEBT SECURITIES - 1.3%
Oil, Gas & Consumable Fuels - 1.3%
Canbriam Energy, Inc. 9.75%, 11/15/2019 (D)	$ 1,330,000	$ 1,050,700
SemGroup Corp. / Rose Rock Finance Corp. 5.63%, 07/15/2022	2,800,000	2,775,500

Total Corporate Debt Securities (Cost $4,018,076)		3,826,200

	Shares	Value
OTHER INVESTMENT COMPANY - 0.2%
Securities Lending Collateral - 0.2%
State Street Navigator Securities Lending Trust - Government Money Market Portfolio, 2.51% (E)	533,275	533,275

Total Other Investment Company (Cost $533,275)		533,275

	Principal	Value
REPURCHASE AGREEMENT - 1.1%
Fixed Income Clearing Corp., 1.45% (E), dated 04/30/2019, to be repurchased at $3,234,414 on 05/01/2019. Collateralized by a U.S. Government Obligation, 2.75%, due 08/15/2021, and with a value of $3,301,080.	$ 3,234,284	3,234,284

Total Repurchase Agreement (Cost $3,234,284)		3,234,284

Total Investments (Cost $276,974,936)		290,167,309
Net Other Assets (Liabilities) - 0.9%		2,779,928

Net Assets - 100.0%		$ 292,947,237

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2019

Transamerica MLP & Energy Income

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2019

(unaudited)

SECURITY VALUATION:

Valuation Inputs (F)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Common Stocks	$177,799,239	$—	$—	$177,799,239
Master Limited Partnerships	104,774,311	—	—	104,774,311
Corporate Debt Securities	—	3,826,200	—	3,826,200
Other Investment Company	533,275	—	—	533,275
Repurchase Agreement	—	3,234,284	—	3,234,284

Total Investments	$283,106,825	$7,060,484	$—	$290,167,309

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	Non-income producing securities.
(B)	The Fund may directly invest up to, but not more than, 25% of its total assets in equity or debt securities of master limited partnerships and other entities that are treated as qualified publicly traded partnerships for federal income tax purposes. This limit does not apply to master limited partnerships, which are not treated as publicly traded partnerships for federal income tax purposes.
(C)	All or a portion of the security is on loan. The value of the security on loan is $517,855. The amount on loan indicated may not correspond with the security on loan identified because a security with pending sales are in the process of recall from the brokers.
(D)	Security is registered pursuant to Rule 144A of the Securities Act of 1933. Unless otherwise indicated, the security is deemed to be liquid for purposes of compliance limitations on holdings of illiquid securities and may be resold as transactions exempt from registration, normally to qualified institutional buyers. At April 30, 2019, the value of the 144A security is $1,050,700, representing 0.4% of the Fund’s net assets.
(E)	Rates disclosed reflect the yields at April 30, 2019.
(F)	There were no transfers in or out of Level 3 during the six-month period ended April 30, 2019. Please reference the Security Valuation section of the Notes to Financial Statements for more information regarding security valuation and pricing inputs.

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2019

Transamerica Multi-Cap Growth

SCHEDULE OF INVESTMENTS

At April 30, 2019

(unaudited)

	Shares	Value
COMMON STOCKS - 97.5%
Banks - 4.9%
Wells Fargo & Co.	145,000	$ 7,019,450
Western Alliance Bancorp (A)	132,500	6,330,850

		13,350,300

Beverages - 2.7%
Constellation Brands, Inc., Class A	35,000	7,408,450

Building Products - 1.5%
Fortune Brands Home & Security, Inc.	79,000	4,169,620

Capital Markets - 2.8%
S&P Global, Inc.	34,500	7,612,770

Chemicals - 4.6%
Ecolab, Inc.	22,200	4,086,576
Sherwin-Williams Co.	18,800	8,550,804

		12,637,380

Diversified Financial Services - 2.5%
Berkshire Hathaway, Inc., Class B (A)	30,800	6,674,668

Electronic Equipment, Instruments & Components - 5.5%
Amphenol Corp., Class A	82,000	8,163,920
Littelfuse, Inc.	34,450	6,926,172

		15,090,092

Entertainment - 3.3%
Walt Disney Co.	64,850	8,882,505

Health Care Equipment & Supplies - 2.7%
Becton Dickinson and Co.	30,800	7,414,792

Health Care Providers & Services - 2.4%
CVS Health Corp.	122,500	6,661,550

Insurance - 3.2%
Markel Corp. (A)	8,200	8,786,382

Interactive Media & Services - 10.9%
Alphabet, Inc., Class A (A)	12,500	14,987,000
Facebook, Inc., Class A (A)	75,500	14,601,700

		29,588,700

Internet & Direct Marketing Retail - 4.7%
Booking Holdings, Inc. (A)	6,950	12,892,180

IT Services - 12.8%
Broadridge Financial Solutions, Inc.	78,500	9,273,205
Cognizant Technology Solutions Corp., Class A	112,600	8,215,296
FleetCor Technologies, Inc. (A)	32,715	8,536,979
Mastercard, Inc., Class A	35,000	8,898,400

		34,923,880

	Shares	Value
COMMON STOCKS (continued)
Life Sciences Tools & Services - 2.7%
Thermo Fisher Scientific, Inc.	26,500	$ 7,352,425

Machinery - 2.1%
Middleby Corp. (A)	44,100	5,826,933

Multiline Retail - 3.2%
Dollar Tree, Inc. (A)	77,400	8,613,072

Oil, Gas & Consumable Fuels - 2.7%
Phillips 66	78,750	7,423,763

Road & Rail - 2.6%
Union Pacific Corp.	39,550	7,001,932

Semiconductors & Semiconductor Equipment - 1.5%
NVIDIA Corp.	23,000	4,163,000

Software - 5.7%
Check Point Software Technologies, Ltd. (A)	67,700	8,175,452
Intuit, Inc.	29,000	7,280,740

		15,456,192

Specialty Retail - 6.3%
Lowe’s Cos., Inc.	75,800	8,576,012
TJX Cos., Inc.	155,400	8,528,352

		17,104,364

Technology Hardware, Storage & Peripherals - 6.2%
Apple, Inc.	84,000	16,856,280

Total Common Stocks (Cost $200,615,919)		265,891,230

	Principal	Value
REPURCHASE AGREEMENT - 2.6%
Fixed Income Clearing Corp., 1.45% (B), dated 04/30/2019, to be repurchased at $7,155,943 on 05/01/2019. Collateralized by a U.S. Government Obligation, 2.88%, due 10/15/2021, and with a value of $7,298,893.	$ 7,155,655	7,155,655

Total Repurchase Agreement (Cost $7,155,655)		7,155,655

Total Investments (Cost $207,771,574)		273,046,885
Net Other Assets (Liabilities) - (0.1)%		(279,519)

Net Assets - 100.0%		$ 272,767,366

SECURITY VALUATION:

Valuation Inputs (C)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Common Stocks	$265,891,230	$—	$—	$265,891,230
Repurchase Agreement	—	7,155,655	—	7,155,655

Total Investments	$265,891,230	$7,155,655	$—	$273,046,885

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2019

Transamerica Multi-Cap Growth

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2019

(unaudited)

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	Non-income producing securities.
(B)	Rate disclosed reflects the yield at April 30, 2019.
(C)	There were no transfers in or out of Level 3 during the six-month period ended April 30, 2019. Please reference the Security Valuation section of the Notes to Financial Statements for more information regarding security valuation and pricing inputs.

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2019

Transamerica Multi-Managed Balanced

SCHEDULE OF INVESTMENTS

At April 30, 2019

(unaudited)

	Shares	Value
COMMON STOCKS - 60.5%
Aerospace & Defense - 1.5%
Boeing Co.	7,310	$ 2,760,914
General Dynamics Corp.	26,630	4,759,313
Northrop Grumman Corp.	9,360	2,713,558
United Technologies Corp.	34,280	4,888,671

		15,122,456

Airlines - 0.3%
Delta Air Lines, Inc.	23,690	1,380,890
Southwest Airlines Co.	11,300	612,799
United Continental Holdings, Inc. (A)	5,880	522,497

		2,516,186

Auto Components - 0.2%
BorgWarner, Inc.	28,750	1,200,888
Magna International, Inc.	22,510	1,252,456

		2,453,344

Automobiles - 0.1%
General Motors Co.	36,160	1,408,432

Banks - 3.2%
Bank of America Corp.	324,140	9,912,201
Citigroup, Inc.	109,870	7,767,809
Citizens Financial Group, Inc.	19,540	707,348
Huntington Bancshares, Inc.	60,740	845,501
KeyCorp	171,540	3,010,527
SunTrust Banks, Inc.	45,720	2,993,746
Wells Fargo & Co.	124,700	6,036,727

		31,273,859

Beverages - 1.5%
Coca-Cola Co.	178,720	8,768,003
Constellation Brands, Inc., Class A	3,910	827,630
Molson Coors Brewing Co., Class B	37,200	2,387,868
PepsiCo, Inc.	24,110	3,087,285

		15,070,786

Biotechnology - 1.3%
AbbVie, Inc.	10,000	793,900
Alexion Pharmaceuticals, Inc. (A)	14,890	2,026,976
Amgen, Inc.	4,360	781,835
Biogen, Inc. (A)	7,930	1,817,873
Celgene Corp. (A)	23,960	2,268,053
Gilead Sciences, Inc.	13,560	881,942
Regeneron Pharmaceuticals, Inc. (A)	4,790	1,643,641
Vertex Pharmaceuticals, Inc. (A)	12,820	2,166,324

		12,380,544

Building Products - 0.2%
Masco Corp.	46,850	1,829,961

Capital Markets - 1.8%
Bank of New York Mellon Corp.	64,980	3,226,907
Charles Schwab Corp.	62,510	2,861,708
CME Group, Inc.	2,990	534,911
Intercontinental Exchange, Inc.	47,070	3,829,145
Morgan Stanley	111,250	5,367,812
TD Ameritrade Holding Corp.	37,230	1,957,553

		17,778,036

Chemicals - 1.2%
Celanese Corp.	14,540	1,568,721
Dow, Inc. (A)	34,100	1,934,493
DowDuPont, Inc.	94,660	3,639,677

	Shares	Value
COMMON STOCKS (continued)
Chemicals (continued)
Eastman Chemical Co.	35,580	$ 2,806,550
Linde PLC	7,550	1,360,963
RPM International, Inc.	4,840	293,546

		11,603,950

Commercial Services & Supplies - 0.0% (B)
Cintas Corp.	1,540	334,396

Communications Equipment - 0.2%
Cisco Systems, Inc.	34,120	1,909,014
Motorola Solutions, Inc.	2,400	347,784

		2,256,798

Consumer Finance - 0.5%
American Express Co.	20,710	2,427,833
Capital One Financial Corp.	30,150	2,798,825

		5,226,658

Containers & Packaging - 0.3%
Avery Dennison Corp.	7,220	798,893
Crown Holdings, Inc. (A)	9,330	542,353
Packaging Corp. of America	3,140	311,362
WestRock Co.	33,360	1,280,357

		2,932,965

Diversified Consumer Services - 0.0% (B)
H&R Block, Inc.	9,820	267,202

Diversified Financial Services - 1.0%
Berkshire Hathaway, Inc., Class B (A)	44,580	9,660,932

Diversified Telecommunication Services - 0.7%
AT&T, Inc.	15,140	468,734
Verizon Communications, Inc.	105,650	6,042,124

		6,510,858

Electric Utilities - 1.8%
American Electric Power Co., Inc.	27,710	2,370,590
Edison International	35,000	2,231,950
Exelon Corp.	85,700	4,366,415
FirstEnergy Corp.	8,270	347,588
NextEra Energy, Inc.	25,040	4,868,778
Xcel Energy, Inc.	66,080	3,733,520

		17,918,841

Electrical Equipment - 0.4%
Eaton Corp. PLC	53,710	4,448,262

Entertainment - 1.2%
Electronic Arts, Inc. (A)	28,550	2,702,258
Netflix, Inc. (A)	13,330	4,939,298
Walt Disney Co.	32,350	4,430,979

		12,072,535

Equity Real Estate Investment Trusts - 1.4%
AvalonBay Communities, Inc.	13,410	2,694,471
Boston Properties, Inc.	5,040	693,605
Digital Realty Trust, Inc.	3,710	436,704
Equinix, Inc.	2,160	982,152
Equity Residential	10,280	785,598
Federal Realty Investment Trust	9,110	1,219,373
Host Hotels & Resorts, Inc.	41,490	798,268
Mid-America Apartment Communities, Inc.	2,600	284,466
Prologis, Inc.	34,680	2,658,916
Public Storage	2,530	559,585

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2019

Transamerica Multi-Managed Balanced

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2019

(unaudited)

	Shares	Value
COMMON STOCKS (continued)
Equity Real Estate Investment Trusts (continued)
Ventas, Inc.	13,660	$ 834,763
Vornado Realty Trust	25,260	1,746,476

		13,694,377

Food Products - 0.5%
Mondelez International, Inc., Class A	93,270	4,742,780

Health Care Equipment & Supplies - 1.9%
Baxter International, Inc.	12,100	923,230
Becton Dickinson and Co.	3,880	934,071
Boston Scientific Corp. (A)	138,560	5,143,347
Danaher Corp.	8,510	1,127,064
Intuitive Surgical, Inc. (A)	2,000	1,021,260
Medtronic PLC	57,960	5,147,428
Zimmer Biomet Holdings, Inc.	36,050	4,439,918

		18,736,318

Health Care Providers & Services - 1.6%
Anthem, Inc.	10,280	2,703,948
Cigna Corp. (A)	27,910	4,433,224
CVS Health Corp.	26,010	1,414,424
McKesson Corp.	1,330	158,603
UnitedHealth Group, Inc.	31,620	7,369,673

		16,079,872

Hotels, Restaurants & Leisure - 0.6%
Hilton Worldwide Holdings, Inc.	22,170	1,928,568
Royal Caribbean Cruises, Ltd.	5,160	624,050
Yum! Brands, Inc.	36,940	3,856,167

		6,408,785

Household Durables - 0.2%
Lennar Corp., Class A	29,760	1,548,413

Household Products - 0.5%
Procter & Gamble Co.	45,850	4,882,108

Industrial Conglomerates - 0.7%
Honeywell International, Inc.	37,800	6,563,214

Insurance - 1.5%
Allstate Corp.	16,740	1,658,264
American International Group, Inc.	42,800	2,035,996
Everest Re Group, Ltd.	3,210	755,955
Hartford Financial Services Group, Inc.	43,500	2,275,485
Lincoln National Corp.	30,540	2,037,629
Marsh & McLennan Cos., Inc.	8,850	834,467
MetLife, Inc.	78,210	3,607,827
Prudential Financial, Inc.	11,430	1,208,265

		14,413,888

Interactive Media & Services - 2.7%
Alphabet, Inc., Class A (A)	8,730	10,466,921
Alphabet, Inc., Class C (A)	8,470	10,066,425
Facebook, Inc., Class A (A)	31,070	6,008,938

		26,542,284

Internet & Direct Marketing Retail - 2.5%
Amazon.com, Inc. (A)	11,140	21,461,433
Booking Holdings, Inc. (A)	530	983,144
Expedia Group, Inc.	16,950	2,200,788

		24,645,365

IT Services - 3.0%
Alliance Data Systems Corp.	5,030	805,303
Automatic Data Processing, Inc.	46,510	7,645,779

	Shares	Value
COMMON STOCKS (continued)
IT Services (continued)
Fidelity National Information Services, Inc.	13,660	$ 1,583,604
First Data Corp., Class A (A)	23,440	606,158
Mastercard, Inc., Class A	26,010	6,612,783
PayPal Holdings, Inc. (A)	52,840	5,958,767
Visa, Inc., Class A	38,410	6,315,756

		29,528,150

Life Sciences Tools & Services - 0.6%
Agilent Technologies, Inc.	7,810	613,085
Illumina, Inc. (A)	3,600	1,123,200
Thermo Fisher Scientific, Inc.	13,770	3,820,486

		5,556,771

Machinery - 1.5%
Cummins, Inc.	16,280	2,707,201
Deere & Co.	10,980	1,818,617
Ingersoll-Rand PLC	21,240	2,604,236
PACCAR, Inc.	40,320	2,889,735
Snap-on, Inc.	11,250	1,893,150
Stanley Black & Decker, Inc.	16,850	2,470,210

		14,383,149

Media - 1.8%
Altice, Inc., Class A	38,440	905,646
Charter Communications, Inc., Class A (A)	12,840	4,766,080
Comcast Corp., Class A	199,710	8,693,376
Discovery, Inc., Class A (A)	53,760	1,661,184
Discovery, Inc., Class C (A)	41,510	1,193,828
DISH Network Corp., Class A (A)	5,860	205,803

		17,425,917

Metals & Mining - 0.1%
Freeport-McMoRan, Inc.	47,050	579,185
Newmont Goldcorp Corp.	11,560	359,054

		938,239

Multi-Utilities - 0.1%
Sempra Energy	10,720	1,371,624

Multiline Retail - 0.2%
Dollar General Corp.	13,750	1,733,738

Oil, Gas & Consumable Fuels - 3.2%
Chevron Corp.	66,180	7,945,571
Concho Resources, Inc.	5,550	640,359
Diamondback Energy, Inc.	22,600	2,404,414
EOG Resources, Inc.	47,550	4,567,177
Exxon Mobil Corp.	32,450	2,605,086
Marathon Petroleum Corp.	78,170	4,758,208
Occidental Petroleum Corp.	31,710	1,867,085
ONEOK, Inc.	31,220	2,120,775
Parsley Energy, Inc., Class A (A)	14,080	281,037
Phillips 66	2,800	263,956
Pioneer Natural Resources Co.	21,970	3,657,126

		31,110,794

Personal Products - 0.2%
Estee Lauder Cos., Inc., Class A	9,260	1,590,961

Pharmaceuticals - 2.9%
Allergan PLC	10,090	1,483,230
Bristol-Myers Squibb Co.	3,750	174,113
Eli Lilly & Co.	38,482	4,503,933
Johnson & Johnson	49,690	7,016,228

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2019

Transamerica Multi-Managed Balanced

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2019

(unaudited)

	Shares	Value
COMMON STOCKS (continued)
Pharmaceuticals (continued)
Merck & Co., Inc.	89,620	$ 7,053,990
Mylan NV (A)	12,590	339,804
Nektar Therapeutics (A)	4,620	147,932
Pfizer, Inc.	188,750	7,665,138
Zoetis, Inc.	3,140	319,778

		28,704,146

Road & Rail - 1.3%
Lyft, Inc., Class A (A) (C)	2,700	161,460
Norfolk Southern Corp.	29,950	6,110,399
Union Pacific Corp.	35,820	6,341,573

		12,613,432

Semiconductors & Semiconductor Equipment - 2.7%
Analog Devices, Inc.	61,140	7,106,914
Broadcom, Inc.	8,370	2,665,008
Intel Corp.	22,650	1,156,056
Marvell Technology Group, Ltd.	23,700	592,974
NVIDIA Corp.	25,400	4,597,400
Teradyne, Inc.	32,590	1,596,910
Texas Instruments, Inc.	73,450	8,654,613

		26,369,875

Software - 4.7%
Adobe, Inc. (A)	6,070	1,755,747
Intuit, Inc.	2,500	627,650
Microsoft Corp.	232,590	30,376,254
Oracle Corp.	132,260	7,317,946
salesforce.com, Inc. (A)	37,430	6,189,050
Workday, Inc., Class A (A)	1,090	224,137

		46,490,784

Specialty Retail - 2.8%
Advance Auto Parts, Inc.	8,290	1,378,793
AutoZone, Inc. (A)	3,940	4,051,541
Best Buy Co., Inc.	33,850	2,518,779
Home Depot, Inc.	36,510	7,437,087
Lowe’s Cos., Inc.	42,620	4,822,027
O’Reilly Automotive, Inc. (A)	5,060	1,915,564
Ross Stores, Inc.	48,780	4,763,855
TJX Cos., Inc.	16,540	907,715

		27,795,361

Technology Hardware, Storage & Peripherals - 2.6%
Apple, Inc.	110,240	22,121,861
Hewlett Packard Enterprise Co.	128,180	2,026,526
HP, Inc.	81,160	1,619,142

		25,767,529

Textiles, Apparel & Luxury Goods - 0.3%
NIKE, Inc., Class B	10,000	878,300
PVH Corp.	13,690	1,765,873

		2,644,173

Tobacco - 0.8%
Altria Group, Inc.	33,710	1,831,464
Philip Morris International, Inc.	75,990	6,577,695

		8,409,159

Trading Companies & Distributors - 0.1%
HD Supply Holdings, Inc. (A)	14,060	642,401

	Shares	Value
COMMON STOCKS (continued)
Wireless Telecommunication Services - 0.1%
T-Mobile US, Inc. (A)	16,230	$ 1,184,628

Total Common Stocks (Cost $405,500,006)		595,585,236

PREFERRED STOCKS - 0.0% (B)
Banks - 0.0% (B)
Citigroup Capital XIII, 3-Month LIBOR + 6.37%, 8.95% (D)	12,963	350,909

Electric Utilities - 0.0% (B)
SCE Trust III, Series H, Fixed until 03/15/2024, 5.75% (D)	960	23,424

Total Preferred Stocks (Cost $379,727)		374,333

	Principal	Value
ASSET-BACKED SECURITIES - 3.5%
321 Henderson Receivables VI LLC Series 2010-1A, Class A, 5.56%, 07/15/2059 (E)	$ 331,919	358,648
BlueMountain CLO, Ltd. Series 2015-2A, Class A1R, 3-Month LIBOR + 0.93%, 3.53% (D), 07/18/2027 (E)	795,000	791,557
BRE Grand Islander Timeshare Issuer LLC Series 2017-1A, Class A, 2.94%, 05/25/2029 (E)	436,065	432,814
BXG Receivables Note Trust Series 2015-A, Class A, 2.88%, 05/02/2030 (E)	495,911	488,713
CIFC Funding, Ltd. Series 2013-2A, Class A1LR, 3-Month LIBOR + 1.21%, 3.81% (D), 10/18/2030 (E)	1,975,000	1,967,791
ICG CLO, Ltd. Series 2014-1A, Class A1R, 3-Month LIBOR + 1.22%, 3.81% (D), 01/20/2030 (E)	670,000	664,645
JG Wentworth XXII LLC Series 2010-3A, Class A, 3.82%, 12/15/2048 (E)	630,302	642,727
JGWPT XXVIII LLC Series 2013-1A, Class A, 3.22%, 04/15/2067 (E)	937,434	929,124
Laurel Road Prime Student Loan Trust Series 2018-B, Class A2FX, 3.54%, 05/26/2043 (E)	595,000	605,607
Longfellow Place CLO, Ltd. Series 2013-1A, Class ARR, 3-Month LIBOR + 1.34%, 3.94% (D), 04/15/2029 (E)	1,175,000	1,171,450
MVW Owner Trust
Series 2014-1A, Class A,
2.25%, 09/22/2031 (E)	152,196	150,586
Series 2016-1A, Class A,
2.25%, 12/20/2033 (E)	152,501	149,962

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2019

Transamerica Multi-Managed Balanced

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2019

(unaudited)

	Principal	Value
ASSET-BACKED SECURITIES (continued)
New Residential Advanced Receivables Trust
Series 2016-T2, Class AT2,
2.58%, 10/15/2049 (E)	$ 95,000	$ 94,780
Series 2017-T1, Class AT1,
3.21%, 02/15/2051 (E)	900,000	901,901
New Residential Mortgage Loan Trust Series 2018-1A, Class A1A, 4.00% (D), 12/25/2057 (E)	455,549	465,502
NRZ Advance Receivables Trust
Series 2016-T3, Class AT3,
2.83%, 10/16/2051 (E)	100,000	99,471
Series 2016-T4, Class AT4,
3.11%, 12/15/2050 (E)	1,100,000	1,100,629
Octagon Investment Partners 33, Ltd. Series 2017-1A, Class A1, 3-Month LIBOR + 1.19%, 3.78% (D), 01/20/2031 (E)	800,000	797,678
Ocwen Master Advance Receivables Trust
Series 2016-T2, Class AT2,
2.72%, 08/16/2049 (E)	500,000	499,230
Series 2018-T1, Class AT1,
3.30%, 08/15/2049 (E)	1,910,000	1,910,229
Series 2018-T2, Class AT2,
3.60%, 08/15/2050 (E)	1,890,000	1,898,637
Orange Lake Timeshare Trust
Series 2016-A, Class A,
2.61%, 03/08/2029 (E)	1,032,485	1,021,900
Series 2018-A, Class A,
3.10%, 11/08/2030 (E)	146,957	147,463
Series 2018-A, Class B,
3.35%, 11/08/2030 (E)	120,237	120,627
Palmer Square CLO, Ltd. Series 2015-2A, Class A1AR, 3-Month LIBOR + 1.27%, 3.86% (D), 07/20/2030 (E)	800,000	799,651
SBA Tower Trust Series 2014-1A, Class C, 2.90% (D), 10/15/2044 (E)	2,735,000	2,732,266
Sierra Timeshare Receivables Funding LLC
Series 2015-1A, Class A,
2.40%, 03/22/2032 (E)	46,964	46,801
Series 2015-1A, Class B,
3.05%, 03/22/2032 (E)	48,817	48,681
Series 2016-2A, Class A,
2.33%, 07/20/2033 (E)	221,383	218,366
SolarCity LMC Series III LLC Series 2014-2, Class A, 4.02%, 07/20/2044 (E)	405,246	402,245
SPS Servicer Advance Receivables Trust Series 2016-T2, Class AT2, 2.75%, 11/15/2049 (E)	400,000	399,247
Towd Point Mortgage Trust
Series 2015-3, Class A1B,
3.00% (D), 03/25/2054 (E)	461,866	459,146
Series 2015-4, Class A1B,
2.75% (D), 04/25/2055 (E)	558,667	554,246
Series 2015-5, Class A1B,
2.75% (D), 05/25/2055 (E)	440,807	437,024

	Principal	Value
ASSET-BACKED SECURITIES (continued)
Towd Point Mortgage Trust (continued)
Series 2015-6, Class A1B,
2.75% (D), 04/25/2055 (E)	$ 516,641	$ 511,525
Series 2016-1, Class A1B,
2.75% (D), 02/25/2055 (E)	432,667	429,361
Series 2016-2, Class A1A,
2.75% (D), 08/25/2055 (E)	883,082	873,726
Series 2016-3, Class A1,
2.25% (D), 04/25/2056 (E)	414,753	408,565
Series 2016-4, Class A1,
2.25% (D), 07/25/2056 (E)	851,393	836,128
Series 2017-1, Class A1,
2.75% (D), 10/25/2056 (E)	1,081,758	1,067,007
Series 2017-2, Class A1,
2.75% (D), 04/25/2057 (E)	647,883	640,103
Series 2017-3, Class A1,
2.75% (D), 07/25/2057 (E)	469,922	463,587
Series 2017-6, Class A1,
2.75% (D), 10/25/2057 (E)	759,554	753,003
Series 2018-1, Class A1,
3.00% (D), 01/25/2058 (E)	1,197,940	1,186,879
Series 2018-4, Class A1,
3.00% (D), 06/25/2058 (E)	1,035,725	1,021,162
VB-S1 Issuer LLC Series 2018-1A, Class C, 3.41%, 02/15/2048 (E)	1,155,000	1,152,246
VSE VOI Mortgage LLC Series 2016-A, Class A, 2.54%, 07/20/2033 (E)	189,854	187,887
Welk Resorts LLC Series 2017-AA, Class A, 2.82%, 06/15/2033 (E)	748,179	743,469
Wellfleet CLO, Ltd. Series 2016-2A, Class A1R, 3-Month LIBOR + 1.14%, 3.73% (D), 10/20/2028 (E)	815,000	809,411

Total Asset-Backed Securities (Cost $34,780,297)		34,593,403

CORPORATE DEBT SECURITIES - 12.7%
Aerospace & Defense - 0.1%
Boeing Co. 3.50%, 03/01/2039	817,000	777,976
United Technologies Corp. 4.13%, 11/16/2028	500,000	521,592

		1,299,568

Air Freight & Logistics - 0.1%
FedEx Corp.
4.90%, 01/15/2034	780,000	850,503
5.10%, 01/15/2044	160,000	168,152

		1,018,655

Airlines - 0.6%
American Airlines Pass-Through Trust
3.20%, 12/15/2029	691,322	675,284
3.70%, 04/01/2028	734,626	738,520
Delta Air Lines Pass-Through Trust
4.75%, 11/07/2021	415,892	422,035
6.82%, 02/10/2024	1,121,812	1,223,897

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2019

Transamerica Multi-Managed Balanced

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2019

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Airlines (continued)
Northwest Airlines Pass-Through Trust 7.03%, 05/01/2021	$ 451,362	$ 459,757
United Airlines Pass-Through Trust 3.75%, 03/03/2028	1,326,387	1,341,110
US Airways Pass-Through Trust 5.38%, 05/15/2023	672,434	694,031

		5,554,634

Auto Components - 0.0% (B)
BorgWarner, Inc. 3.38%, 03/15/2025	345,000	343,331

Automobiles - 0.1%
Ford Motor Co. 4.35%, 12/08/2026 (C)	530,000	521,537
General Motors Co.
4.88%, 10/02/2023	453,000	477,223
6.25%, 10/02/2043	120,000	126,464

		1,125,224

Banks - 2.1%
AIB Group PLC
Fixed until 04/10/2024, 4.26% (D), 04/10/2025 (E)	1,064,000	1,074,874
Bank of America Corp.
Fixed until 01/23/2025, 3.37% (D), 01/23/2026	2,078,000	2,079,760
Fixed until 12/20/2027, 3.42% (D), 12/20/2028	1,225,000	1,202,966
Barclays Bank PLC 10.18%, 06/12/2021 (E)	1,217,000	1,376,306
CIT Group, Inc. 4.13%, 03/09/2021	70,000	70,963
Citigroup, Inc.
Fixed until 04/24/2024, 3.35% (D), 04/24/2025	787,000	791,007
Fixed until 01/10/2027, 3.89% (D), 01/10/2028	1,113,000	1,134,414
4.50%, 01/14/2022	394,000	410,143
Commerzbank AG 8.13%, 09/19/2023 (E)	861,000	984,481
Cooperatieve Rabobank UA
Fixed until 06/30/2019 (F), 11.00% (D) (E)	1,309,000	1,324,839
Discover Bank 3.45%, 07/27/2026	620,000	606,379
Fifth Third Bancorp 3.95%, 03/14/2028 (C)	794,000	824,659
First Horizon National Corp. 3.50%, 12/15/2020	410,000	413,066
HSBC Holdings PLC 5.25%, 03/14/2044	200,000	223,537
Intesa Sanpaolo SpA 5.02%, 06/26/2024 (E)	420,000	405,318
JPMorgan Chase & Co.
Fixed until 07/23/2023, 3.80% (D), 07/23/2024	1,105,000	1,134,454
4.13%, 12/15/2026	1,089,000	1,127,481
6.40%, 05/15/2038	569,000	745,672

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Banks (continued)
Lloyds Banking Group PLC
Fixed until 11/07/2022, 2.91% (D), 11/07/2023	$ 763,000	$ 749,410
Royal Bank of Scotland Group PLC
Fixed until 06/25/2023, 4.52% (D), 06/25/2024	376,000	387,659
6.40%, 10/21/2019	140,000	142,161
Toronto-Dominion Bank
Fixed until 09/15/2026, 3.63% (D), 09/15/2031 (C)	1,160,000	1,145,323
Wells Fargo & Co.
4.10%, 06/03/2026, MTN	405,000	414,629
4.15%, 01/24/2029, MTN	549,000	570,908
Fixed until 06/15/2024 (F), 5.90% (D)	139,000	144,421
Wells Fargo Bank NA
2.60%, 01/15/2021	365,000	364,232
5.95%, 08/26/2036	320,000	387,028

		20,236,090

Beverages - 0.5%
Anheuser-Busch Cos. LLC / Anheuser-Busch InBev Worldwide, Inc. 3.65%, 02/01/2026 (E)	561,000	562,836
Anheuser-Busch InBev Worldwide, Inc.
4.44%, 10/06/2048	857,000	815,624
4.75%, 01/23/2029	710,000	760,203
Constellation Brands, Inc. 3.70%, 12/06/2026	748,000	751,706
Pernod Ricard SA
4.45%, 01/15/2022 (E)	385,000	398,945
5.75%, 04/07/2021 (E)	1,095,000	1,152,014

		4,441,328

Biotechnology - 0.1%
AbbVie, Inc. 3.20%, 05/14/2026	349,000	338,606
Biogen, Inc. 4.05%, 09/15/2025	754,000	775,310
Gilead Sciences, Inc. 4.15%, 03/01/2047 (C)	190,000	181,765

		1,295,681

Building Products - 0.1%
Owens Corning 4.20%, 12/15/2022	844,000	867,094

Capital Markets - 1.1%
Ameriprise Financial, Inc.
3.00%, 03/22/2022	369,000	370,385
3.70%, 10/15/2024	604,000	626,538
Bank of New York Mellon Corp. 2.50%, 04/15/2021, MTN	467,000	465,767
Charles Schwab Corp. 3.85%, 05/21/2025	1,048,000	1,100,364
Credit Suisse Group Funding Guernsey, Ltd.
3.75%, 03/26/2025	287,000	290,396
3.80%, 06/09/2023	1,155,000	1,176,905
Goldman Sachs Group, Inc.
5.25%, 07/27/2021	1,188,000	1,249,111
6.75%, 10/01/2037	591,000	729,371

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2019

Transamerica Multi-Managed Balanced

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2019

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Capital Markets (continued)
Lazard Group LLC 4.50%, 09/19/2028	$ 840,000	$ 868,617
Morgan Stanley
3.13%, 01/23/2023, MTN	273,000	274,065
3.70%, 10/23/2024, MTN	1,076,000	1,104,856
4.35%, 09/08/2026, MTN	373,000	387,104
5.00%, 11/24/2025	561,000	606,369
UBS AG 7.63%, 08/17/2022	730,000	812,213
UBS Group Funding Switzerland AG 4.25%, 03/23/2028 (E)	794,000	826,805

		10,888,866

Chemicals - 0.0% (B)
Syngenta Finance NV 3.93%, 04/23/2021 (E)	485,000	489,232

Commercial Services & Supplies - 0.1%
CK Hutchison International 17 II, Ltd. 2.25%, 09/29/2020 (E)	360,000	356,752
ERAC USA Finance LLC
2.70%, 11/01/2023 (E)	200,000	196,040
3.85%, 11/15/2024 (E)	560,000	575,425

		1,128,217

Communications Equipment - 0.1%
Nokia OYJ 3.38%, 06/12/2022	654,000	652,993

Construction & Engineering - 0.2%
SBA Tower Trust
2.88%, 07/15/2046 (E)	607,000	603,651
3.17%, 04/09/2047 (E)	800,000	800,250
3.45%, 03/15/2048 (E)	374,000	376,256

		1,780,157

Construction Materials - 0.2%
CRH America Finance, Inc. 4.50%, 04/04/2048 (E)	575,000	543,994
LafargeHolcim Finance US LLC 4.75%, 09/22/2046 (E)	780,000	717,350
Martin Marietta Materials, Inc. 4.25%, 07/02/2024 - 12/15/2047	682,000	665,857

		1,927,201

Consumer Finance - 0.3%
Ally Financial, Inc. 4.13%, 03/30/2020	915,000	919,575
American Express Co. 4.05%, 12/03/2042	225,000	230,919
BMW US Capital LLC 2.80%, 04/11/2026 (E)	1,104,000	1,061,456
Capital One Financial Corp. 3.30%, 10/30/2024	656,000	655,234

		2,867,184

Containers & Packaging - 0.1%
International Paper Co. 4.75%, 02/15/2022	239,000	249,877
Reynolds Group Issuer, Inc. / Reynolds Group Issuer LLC
5.13%, 07/15/2023 (E)	405,000	410,877
5.75%, 10/15/2020	629,920	631,810

		1,292,564

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Diversified Consumer Services - 0.0% (B)
President & Fellows of Harvard College 3.62%, 10/01/2037	$ 70,000	$ 70,818

Diversified Financial Services - 0.3%
AerCap Ireland Capital DAC / AerCap Global Aviation Trust 4.45%, 04/03/2026	319,000	323,405
Aviation Capital Group LLC 7.13%, 10/15/2020 (E)	1,312,000	1,385,569
AXA Equitable Holdings, Inc. 5.00%, 04/20/2048	1,035,000	1,026,530

		2,735,504

Diversified Telecommunication Services - 0.5%
AT&T, Inc. 3.40%, 05/15/2025	1,240,000	1,245,604
GTP Acquisition Partners I LLC 2.35%, 06/15/2045 (E)	165,000	163,271
Hughes Satellite Systems Corp. 7.63%, 06/15/2021	410,000	437,675
Sprint Capital Corp. 6.88%, 11/15/2028	135,000	129,263
Verizon Communications, Inc.
3.50%, 11/01/2024	1,216,000	1,245,403
5.50%, 03/16/2047	1,052,000	1,252,218

		4,473,434

Electric Utilities - 0.6%
Appalachian Power Co. 3.40%, 06/01/2025	868,000	877,411
Cleveland Electric Illuminating Co. 5.95%, 12/15/2036	125,000	145,905
Duke Energy Corp. 3.75%, 04/15/2024 - 09/01/2046	1,596,000	1,551,067
Duke Energy Progress LLC 3.60%, 09/15/2047	230,000	218,494
Entergy Arkansas LLC 3.70%, 06/01/2024	206,000	213,546
Niagara Mohawk Power Corp. 4.88%, 08/15/2019 (E)	410,000	412,347
Oncor Electric Delivery Co. LLC
4.10%, 06/01/2022	895,000	927,244
5.30%, 06/01/2042	75,000	89,632
PacifiCorp
3.60%, 04/01/2024	544,000	561,672
5.75%, 04/01/2037	125,000	153,110
Public Service Electric & Gas Co. 3.00%, 05/15/2025, MTN	455,000	454,093

		5,604,521

Electronic Equipment, Instruments & Components - 0.2%
Arrow Electronics, Inc.
3.25%, 09/08/2024	250,000	244,693
3.88%, 01/12/2028	870,000	842,958
Keysight Technologies, Inc. 4.55%, 10/30/2024	1,000,000	1,040,912

		2,128,563

Energy Equipment & Services - 0.1%
Schlumberger Holdings Corp. 3.90%, 05/17/2028 (E)	861,000	858,039

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2019

Transamerica Multi-Managed Balanced

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2019

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Energy Equipment & Services (continued)
Schlumberger Investment SA 3.65%, 12/01/2023	$ 105,000	$ 108,490
Weatherford International, Ltd. 5.95%, 04/15/2042	120,000	75,600

		1,042,129

Equity Real Estate Investment Trusts - 0.7%
American Tower Trust #1 3.65%, 03/15/2048 (E)	755,000	754,804
CBL & Associates, LP 5.25%, 12/01/2023 (C)	754,000	535,340
EPR Properties 4.75%, 12/15/2026 (C)	1,116,000	1,149,983
HCP, Inc. 3.40%, 02/01/2025	1,090,000	1,090,555
Hospitality Properties Trust 5.00%, 08/15/2022	909,000	944,920
Kilroy Realty, LP 4.25%, 08/15/2029	865,000	882,851
Realty Income Corp. 3.88%, 07/15/2024	750,000	781,229
VEREIT Operating Partnership, LP
3.95%, 08/15/2027	534,000	528,494
4.63%, 11/01/2025	295,000	306,018

		6,974,194

Food & Staples Retailing - 0.2%
Sysco Corp. 3.30%, 07/15/2026	576,000	572,607
Walmart, Inc. 3.63%, 12/15/2047	955,000	934,712

		1,507,319

Food Products - 0.0% (B)
Kraft Heinz Foods Co. 2.80%, 07/02/2020	182,000	181,749

Health Care Equipment & Supplies - 0.2%
Abbott Laboratories 3.75%, 11/30/2026	558,000	581,479
Boston Scientific Corp. 4.70%, 03/01/2049	591,000	621,419
Edwards Lifesciences Corp. 4.30%, 06/15/2028	576,000	603,302

		1,806,200

Health Care Providers & Services - 0.3%
Cigna Corp. 4.13%, 11/15/2025 (E)	470,000	485,804
Coventry Health Care, Inc. 5.45%, 06/15/2021	177,000	184,760
CVS Health Corp.
2.13%, 06/01/2021	601,000	591,402
4.10%, 03/25/2025	286,000	291,269
HCA Healthcare, Inc. 6.25%, 02/15/2021	255,000	267,431
HCA, Inc. 5.25%, 04/15/2025	417,000	446,585
Quest Diagnostics, Inc. 4.20%, 06/30/2029	828,000	848,689

		3,115,940

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Household Durables - 0.1%
D.R. Horton, Inc. 4.38%, 09/15/2022	$ 561,000	$ 574,785
Whirlpool Corp. 4.75%, 02/26/2029	378,000	392,810

		967,595

Industrial Conglomerates - 0.1%
General Electric Co. 6.88%, 01/10/2039, MTN	818,000	967,775

Insurance - 0.3%
Allstate Corp. 3.28%, 12/15/2026	606,000	614,314
Athene Global Funding 3.00%, 07/01/2022 (E)	612,000	611,399
CNA Financial Corp. 5.88%, 08/15/2020	775,000	804,768
Fidelity National Financial, Inc. 5.50%, 09/01/2022	195,000	206,297
Lincoln National Corp. 3.63%, 12/12/2026	615,000	623,917

		2,860,695

Interactive Media & Services - 0.1%
Baidu, Inc. 4.38%, 05/14/2024	710,000	739,114

Internet & Direct Marketing Retail - 0.1%
Booking Holdings, Inc. 3.60%, 06/01/2026	369,000	377,114
Expedia Group, Inc. 3.80%, 02/15/2028	550,000	541,626

		918,740

IT Services - 0.0% (B)
DXC Technology Co. 4.75%, 04/15/2027	461,000	484,100

Life Sciences Tools & Services - 0.1%
Thermo Fisher Scientific, Inc. 5.30%, 02/01/2044	694,000	798,743

Machinery - 0.0% (B)
Doosan Heavy Industries & Construction Co., Ltd. 2.13%, 04/27/2020 (E)	490,000	485,954

Media - 0.3%
Clear Channel Worldwide Holdings, Inc. 6.50%, 11/15/2022	690,000	704,663
NBCUniversal Enterprise, Inc. 5.25%, 03/19/2021 (E) (F)	550,000	566,132
NBCUniversal Media LLC
4.38%, 04/01/2021	909,000	937,379
4.45%, 01/15/2043	274,000	284,533

		2,492,707

Metals & Mining - 0.1%
Anglo American Capital PLC
4.00%, 09/11/2027 (E)	650,000	638,788
4.75%, 04/10/2027 (E)	230,000	237,870
Freeport-McMoRan, Inc. 3.88%, 03/15/2023	140,000	138,600

		1,015,258

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2019

Transamerica Multi-Managed Balanced

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2019

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Multi-Utilities - 0.2%
CMS Energy Corp.
3.88%, 03/01/2024	$ 70,000	$ 71,815
4.88%, 03/01/2044	152,000	166,710
Dominion Energy, Inc. 2.58%, 07/01/2020	516,000	513,849
DTE Electric Co. 4.30%, 07/01/2044	848,000	894,200
Public Service Enterprise Group, Inc. 2.65%, 11/15/2022	170,000	168,435

		1,815,009

Oil, Gas & Consumable Fuels - 1.2%
Anadarko Petroleum Corp. 5.55%, 03/15/2026	1,087,000	1,222,863
BP Capital Markets PLC 3.12%, 05/04/2026	1,426,000	1,419,380
Energy Transfer Operating, LP
4.90%, 02/01/2024	382,000	403,675
5.15%, 02/01/2043	600,000	581,499
5.95%, 10/01/2043	535,000	568,685
Enterprise Products Operating LLC 4.25%, 02/15/2048	1,082,000	1,060,780
EOG Resources, Inc. 2.45%, 04/01/2020	290,000	289,298
Exxon Mobil Corp. 3.04%, 03/01/2026	975,000	979,905
Kinder Morgan Energy Partners, LP 4.15%, 02/01/2024 (C)	480,000	497,271
Nexen, Inc. 5.88%, 03/10/2035	10,000	11,901
Petrobras Global Finance BV 6.25%, 03/17/2024	183,000	196,807
Petroleos Mexicanos
3.50%, 01/30/2023	660,000	634,656
6.50%, 01/23/2029	385,000	384,326
6.88%, 08/04/2026	450,000	468,405
Petronas Capital, Ltd. 5.25%, 08/12/2019 (E)	945,000	951,068
Sabine Pass Liquefaction LLC 4.20%, 03/15/2028	378,000	382,881
Shell International Finance BV
2.50%, 09/12/2026	873,000	841,542
3.75%, 09/12/2046	195,000	192,300
TransCanada PipeLines, Ltd.
3.75%, 10/16/2023	120,000	123,137
4.63%, 03/01/2034	110,000	114,270
Western Midstream Operating, LP 5.38%, 06/01/2021	225,000	233,744
Williams Cos., Inc.
5.40%, 03/04/2044	104,000	110,694
7.88%, 09/01/2021	100,000	110,528

		11,779,615

Pharmaceuticals - 0.3%
AstraZeneca PLC 4.00%, 01/17/2029 (C)	211,000	220,199
Bayer Finance LLC 3.00%, 10/08/2021 (E)	575,000	571,467

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Pharmaceuticals (continued)
Merck & Co., Inc. 3.40%, 03/07/2029	$ 375,000	$ 382,273
Mylan, Inc. 4.55%, 04/15/2028	619,000	604,894
Takeda Pharmaceutical Co., Ltd. 5.00%, 11/26/2028 (E)	691,000	755,032

		2,533,865

Road & Rail - 0.0% (B)
Burlington Northern Santa Fe LLC
3.00%, 03/15/2023	40,000	40,405
3.75%, 04/01/2024	37,000	38,573

		78,978

Semiconductors & Semiconductor Equipment - 0.3%
Intel Corp. 2.88%, 05/11/2024	955,000	959,718
KLA-Tencor Corp. 4.10%, 03/15/2029	550,000	565,796
Lam Research Corp. 3.75%, 03/15/2026	627,000	643,717
NXP BV / NXP Funding LLC 4.88%, 03/01/2024 (E)	315,000	333,292
QUALCOMM, Inc. 3.25%, 05/20/2027	643,000	639,363

		3,141,886

Software - 0.1%
Microsoft Corp. 3.30%, 02/06/2027	520,000	533,070
Tencent Holdings, Ltd. 3.28%, 04/11/2024 (E)	742,000	742,933

		1,276,003

Technology Hardware, Storage & Peripherals - 0.2%
Apple, Inc. 2.85%, 02/23/2023	772,000	776,969
Dell International LLC / EMC Corp. 6.02%, 06/15/2026 (E)	465,000	503,812
Western Digital Corp. 4.75%, 02/15/2026 (C)	855,000	825,075

		2,105,856

Tobacco - 0.1%
Altria Group, Inc.
3.80%, 02/14/2024	363,000	369,770
4.40%, 02/14/2026	388,000	400,762
BAT Capital Corp. 2.30%, 08/14/2020	282,000	279,840
RJ Reynolds Tobacco Co. 8.13%, 06/23/2019	340,000	342,512

		1,392,884

Transportation Infrastructure - 0.0% (B)
Penske Truck Leasing Co., LP / PTL Finance Corp. 3.45%, 07/01/2024 (E) (G)	415,000	415,189

Wireless Telecommunication Services - 0.2%
America Movil SAB de CV
3.13%, 07/16/2022	407,000	409,084
4.38%, 07/16/2042 (C)	300,000	309,161

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2019

Transamerica Multi-Managed Balanced

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2019

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Wireless Telecommunication Services (continued)
Crown Castle Towers LLC
3.22%, 05/15/2042 (E)	$ 905,000	$ 908,345
3.72%, 07/15/2043 (E)	160,000	162,550
Sprint Corp.
7.25%, 09/15/2021	200,000	209,500
7.88%, 09/15/2023	155,000	161,463

		2,160,103

Total Corporate Debt Securities (Cost $124,396,904)		125,278,459

FOREIGN GOVERNMENT OBLIGATIONS - 0.5%
Brazil - 0.1%
Brazil Government International Bond 4.25%, 01/07/2025 (C)	330,000	334,188

Colombia - 0.1%
Colombia Government International Bond
4.00%, 02/26/2024	235,000	241,932
4.50%, 01/28/2026 (C)	650,000	683,150

		925,082

Indonesia - 0.1%
Indonesia Government International Bond
4.75%, 01/08/2026 (E)	610,000	649,637
5.38%, 10/17/2023 (E)	115,000	124,854

		774,491

Mexico - 0.1%
Mexico Government International Bond 3.75%, 01/11/2028	1,126,000	1,105,394

Panama - 0.0% (B)
Panama Government International Bond 3.88%, 03/17/2028	315,000	326,186

Peru - 0.0% (B)
Peru Government International Bond 7.35%, 07/21/2025	125,000	155,689

Poland - 0.0% (B)
Republic of Poland Government International Bond 3.00%, 03/17/2023 (C)	275,000	277,354

Qatar - 0.0% (B)
Qatar Government International Bond 3.88%, 04/23/2023 (E)	200,000	206,470

Saudi Arabia - 0.1%
Saudi Arabia Government International Bond 2.38%, 10/26/2021 (E)	455,000	448,352

Total Foreign Government Obligations (Cost $4,489,273)		4,553,206

MORTGAGE-BACKED SECURITIES - 4.0%
Aventura Mall Trust Series 2013-AVM, Class A, 3.87% (D), 12/05/2032 (E)	700,000	708,501
BB-UBS Trust
Series 2012-TFT, Class A,
2.89%, 06/05/2030 (E)	1,145,000	1,139,859
Series 2012-TFT, Class C,
3.58% (D), 06/05/2030 (E)	1,070,000	1,049,848

	Principal	Value
MORTGAGE-BACKED SECURITIES (continued)
BB-UBS Trust, Interest Only STRIPS Series 2012-SHOW, Class XA, 0.73% (D), 11/05/2036 (E)	$ 3,045,000	$ 96,407
BBCMS Trust Series 2015-MSQ, Class B, 3.89%, 09/15/2032 (E)	600,000	608,359
BCAP LLC Trust Series 2010-RR1, Class 12A1, 5.25% (D), 08/26/2036 (E)	9,478	9,459
Caesars Palace Las Vegas Trust Series 2017-VICI, Class A, 3.53%, 10/15/2034 (E)	700,000	713,512
CGRBS Commercial Mortgage Trust Series 2013-VN05, Class B, 3.70% (D), 03/13/2035 (E)	1,550,000	1,581,520
Citigroup Commercial Mortgage Trust
Series 2014-GC19, Class A3,
3.75%, 03/10/2047	80,457	83,302
Series 2014-GC19, Class A4,
4.02%, 03/10/2047	220,000	230,324
Citigroup Mortgage Loan Trust, Inc.
Series 2015-A, Class A1,
3.50% (D), 06/25/2058 (E)	312,139	313,632
Series 2018-RP1, Class A1,
3.00% (D), 09/25/2064 (E)	610,077	605,598
COMM Mortgage Trust
Series 2013-CR11, Class AM,
4.72% (D), 08/10/2050	410,000	436,675
Series 2013-GAM, Class A1,
1.71%, 02/10/2028 (E)	117,669	116,198
Series 2013-GAM, Class A2,
3.37%, 02/10/2028 (E)	110,000	109,958
Series 2013-WWP, Class B,
3.73%, 03/10/2031 (E)	1,150,000	1,192,953
Series 2014-UBS2, Class A5,
3.96%, 03/10/2047	2,415,000	2,525,707
Series 2015-3BP, Class A,
3.18%, 02/10/2035 (E)	2,250,000	2,272,515
Series 2016-GCT, Class C,
3.58% (D), 08/10/2029 (E)	520,000	517,653
Commercial Mortgage Pass-Through Certificates Series 2012-LTRT, Class A2, 3.40%, 10/05/2030 (E)	830,000	828,732
Core Industrial Trust Series 2015-CALW, Class B, 3.25%, 02/10/2034 (E)	1,040,000	1,045,016
Credit Suisse Mortgage Capital Certificates Series 2009-11R, Class 5A1, 3.75% (D), 08/26/2036 (E)	36,631	36,731
CSMC Trust Series 2014-4R, Class 21A1, 1-Month LIBOR + 0.33%, 3.15% (D), 12/27/2035 (E)	472,902	469,097
GS Mortgage Securities Corp. II Series 2013-KING, Class E, 3.55% (D), 12/10/2027 (E)	320,000	318,138
GS Mortgage Securities Trust Series 2013-G1, Class A2, 3.56% (D), 04/10/2031 (E)	675,000	681,876

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2019

Transamerica Multi-Managed Balanced

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2019

(unaudited)

	Principal	Value
MORTGAGE-BACKED SECURITIES (continued)
Houston Galleria Mall Trust Series 2015-HGLR, Class A1A2, 3.09%, 03/05/2037 (E)	$ 700,000	$ 697,981
Jefferies Resecuritization Trust Series 2009-R7, Class 1A1, 4.29% (D), 02/26/2036 (E)	43,189	43,272
JPMorgan Chase Commercial Mortgage Securities Trust
Series 2010-C1, Class B,
5.95%, 06/15/2043 (E)	370,000	375,181
Series 2012-WLDN, Class A,
3.91%, 05/05/2030 (E)	2,133,738	2,174,899
MetLife Securitization Trust Series 2019-1A, Class A1A, 3.75% (D), 04/25/2058 (E)	270,000	274,916
Mill City Mortgage Loan Trust Series 2016-1, Class A1, 2.50% (D), 04/25/2057 (E)	236,380	233,247
Morgan Stanley Bank of America Merrill Lynch Trust Series 2012-C6, Class AS, 3.48%, 11/15/2045	320,000	324,025
Morgan Stanley Capital Barclays Bank Trust Series 2016-MART, Class A, 2.20%, 09/13/2031 (E)	3,050,000	3,011,399
Morgan Stanley Resecuritization Trust Series 2014-R3, Class 2A, 2.98% (D), 07/26/2048 (E)	473,369	463,912
Motel 6 Trust Series 2017-MTL6, Class C, 1-Month LIBOR + 1.40%, 3.87% (D), 08/15/2034 (E)	2,456,113	2,457,639
Nationstar Mortgage Loan Trust Series 2013-A, Class A, 3.75% (D), 12/25/2052 (E)	230,803	233,664
New Residential Mortgage Loan Trust
Series 2014-1A, Class A,
3.75% (D), 01/25/2054 (E)	108,228	109,610
Series 2014-2A, Class A3,
3.75% (D), 05/25/2054 (E)	261,557	264,124
Series 2014-3A, Class AFX3,
3.75% (D), 11/25/2054 (E)	197,454	200,195
Series 2015-2A, Class A1,
3.75% (D), 08/25/2055 (E)	494,728	502,922
Series 2016-2A, Class A1,
3.75% (D), 11/26/2035 (E)	335,775	340,888
Series 2016-3A, Class A1B,
3.25% (D), 09/25/2056 (E)	347,238	347,595
Series 2016-4A, Class A1,
3.75% (D), 11/25/2056 (E)	404,095	409,916
Series 2017-1A, Class A1,
4.00% (D), 02/25/2057 (E)	979,422	1,000,933
Series 2017-2A, Class A3,
4.00% (D), 03/25/2057 (E)	809,592	830,979
Series 2017-3A, Class A1,
4.00% (D), 04/25/2057 (E)	1,381,428	1,414,944
Series 2017-4A, Class A1,
4.00% (D), 05/25/2057 (E)	1,179,257	1,210,099

	Principal	Value
MORTGAGE-BACKED SECURITIES (continued)
One Market Plaza Trust Series 2017-1MKT, Class A, 3.61%, 02/10/2032 (E)	$ 1,373,000	$ 1,402,634
Palisades Center Trust Series 2016-PLSD, Class A, 2.71%, 04/13/2033 (E)	950,000	941,394
Provident Funding Mortgage Loan Trust Series 2005-1, Class 3A1, 1-Month LIBOR + 0.58%, 3.06% (D), 05/25/2035	161,404	161,119
Queens Center Mortgage Trust Series 2013-QCA, Class D, 3.59% (D), 01/11/2037 (E)	410,000	402,877
UBS-BAMLL Trust Series 2012-WRM, Class A, 3.66%, 06/10/2030 (E)	560,000	567,447
Waldorf Astoria Boca Raton Trust Series 2016-BOCA, Class C, 1-Month LIBOR + 2.50%, 4.97% (D), 06/15/2029 (E)	695,000	695,206

Total Mortgage-Backed Securities (Cost $38,903,156)		38,784,587

MUNICIPAL GOVERNMENT OBLIGATIONS - 0.3%
California - 0.3%
Los Angeles Community College District, General Obligation Unlimited, 6.60%, 08/01/2042	45,000	63,789
State of California, General Obligation Unlimited
7.30%, 10/01/2039	290,000	421,567
7.60%, 11/01/2040	480,000	748,392
7.70%, 11/01/2030	340,000	365,453
7.95%, 03/01/2036	905,000	943,073
University of California, Revenue Bonds, Series AD, 4.86%, 05/15/2112	40,000	43,738

		2,586,012

Georgia - 0.0% (B)
Municipal Electric Authority of Georgia, Revenue Bonds, Series A, 6.64%, 04/01/2057	35,000	38,609

New Jersey - 0.0% (B)
New Jersey Turnpike Authority, Revenue Bonds, Series F, 7.41%, 01/01/2040	54,000	81,025

New York - 0.0% (B)
Metropolitan Transportation Authority, Revenue Bonds, Series E, 6.81%, 11/15/2040	45,000	61,108
New York City Water & Sewer System, Revenue Bonds, Series CC, 5.88%, 06/15/2044	45,000	60,212

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2019

Transamerica Multi-Managed Balanced

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2019

(unaudited)

	Principal	Value
MUNICIPAL GOVERNMENT OBLIGATIONS (continued)
New York (continued)
New York State Dormitory Authority, Revenue Bonds, Series H, 5.39%, 03/15/2040	$ 40,000	$ 47,445
Port Authority of New York & New Jersey, Revenue Bonds, Series 181, 4.96%, 08/01/2046	70,000	83,942

		252,707

Total Municipal Government Obligations (Cost $3,016,220)		2,958,353

U.S. GOVERNMENT AGENCY OBLIGATIONS - 7.4%
Federal Home Loan Mortgage Corp.
5.00%, 08/01/2035	285,950	309,860
5.50%, 06/01/2041	106,115	116,164
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates
2.89%, 06/25/2027	3,394,917	3,414,629
3.01%, 07/25/2025	4,041,000	4,097,155
3.06% (D), 08/25/2024	1,820,000	1,849,910
3.49%, 01/25/2024	1,298,000	1,343,404
3.53% (D), 07/25/2023	1,100,000	1,140,167
Federal National Mortgage Association
2.50%, TBA (G)	2,479,000	2,452,949
3.00%, TBA (G)	23,208,000	23,062,361
3.00%, 11/01/2048	2	2
3.33% (D), 10/25/2023	182,577	187,863
3.50%, 07/01/2028 - 11/01/2028	344,057	352,495
3.50%, TBA (G)	18,516,000	18,683,440
4.00%, 04/01/2026 - 06/01/2042	100,839	104,701
4.00%, TBA (G)	8,150,000	8,363,619
4.50%, 02/01/2025 - 06/01/2026	200,068	205,990
12-Month LIBOR + 1.52%, 4.58% (D), 02/01/2043	47,781	49,413
5.00%, 04/01/2039 - 11/01/2039	1,273,723	1,377,956
5.00%, TBA (G)	2,953,000	3,112,358
5.50%, 07/01/2019 - 12/01/2041	976,098	1,088,138
6.00%, 08/01/2036 - 06/01/2041	1,292,054	1,446,874
6.50%, 05/01/2040	119,653	135,961
Government National Mortgage Association, Interest Only STRIPS 0.78% (D), 02/16/2053	579,157	27,728

Total U.S. Government Agency Obligations (Cost $72,884,460)		72,923,137

U.S. GOVERNMENT OBLIGATIONS - 9.5%
U.S. Treasury - 8.5%
U.S. Treasury Bond
2.25%, 08/15/2046	2,176,000	1,894,820
2.50%, 02/15/2045 - 05/15/2046	7,240,000	6,666,220
2.75%, 08/15/2042 - 11/15/2047	4,598,400	4,461,876
2.88%, 08/15/2045	1,070,000	1,060,178
3.00%, 05/15/2042 - 08/15/2048	2,212,400	2,241,294
3.13%, 02/15/2042 - 05/15/2048	1,301,000	1,354,981
3.50%, 02/15/2039	3,780,000	4,210,123
3.63%, 02/15/2044	7,318,000	8,241,326

	Principal	Value
U.S. GOVERNMENT OBLIGATIONS (continued)
U.S. Treasury (continued)
U.S. Treasury Bond (continued)
4.50%, 02/15/2036	$ 1,728,500	$ 2,155,628
4.75%, 02/15/2037	4,556,000	5,884,537
5.25%, 02/15/2029	2,129,000	2,633,224
U.S. Treasury Note
1.00%, 11/30/2019	7,324,900	7,263,668
1.13%, 06/30/2021 - 09/30/2021	2,888,000	2,818,523
1.50%, 08/15/2026	4,108,000	3,856,706
1.63%, 02/15/2026 - 05/15/2026	6,960,000	6,620,900
1.75%, 09/30/2019	3,344,000	3,334,072
2.25%, 11/15/2027	1,271,500	1,249,745
2.38%, 01/31/2023 - 02/29/2024	1,356,000	1,361,611
2.50%, 12/31/2020 - 01/31/2024	4,423,400	4,446,940
2.63%, 12/15/2021 - 02/15/2029	2,587,500	2,613,725
2.88%, 05/15/2028 - 08/15/2028	6,995,300	7,213,350
3.13%, 11/15/2028	2,225,500	2,342,165

		83,925,612

U.S. Treasury Inflation-Protected Securities - 1.0%
U.S. Treasury Inflation-Indexed Bond
1.75%, 01/15/2028	1,222,103	1,347,054
2.50%, 01/15/2029	2,717,638	3,213,098
U.S. Treasury Inflation-Indexed Note 0.63%, 01/15/2024	4,862,440	4,915,116

		9,475,268

Total U.S. Government Obligations (Cost $92,095,509)		93,400,880

COMMERCIAL PAPER - 4.8%
Capital Markets - 0.4%
Cedar Springs Capital Co. LLC
2.62% (H), 07/11/2019	600,000	596,959
2.65% (H), 06/05/2019	3,000,000	2,992,416

		3,589,375

Commercial Services & Supplies - 0.4%
Charta LLC 2.59% (H), 07/30/2019	3,900,000	3,875,235

Diversified Financial Services - 3.4%
Atlantic Asset Securitization LLC 2.61% (H), 06/24/2019	3,750,000	3,735,600
Barton Capital Corp. 2.62% (H), 07/02/2019	3,500,000	3,484,509
Cancara Asset Securitisation LLC 2.64% (H), 06/19/2019	4,000,000	3,985,899
Chariot Funding LLC 2.59% (H), 06/21/2019	2,600,000	2,590,644
Ciesco LLC 2.63% (H), 05/08/2019	3,700,000	3,698,144
Gotham Funding Corp. 2.57% (H), 07/29/2019	3,850,000	3,826,014
Le Fayette Asset Securitization LLC 2.60% (H), 07/02/2019	3,400,000	3,385,068
LMA SA / LMA Americas LLC 2.60% (H), 06/10/2019	3,000,000	2,991,500
Sheffield Receivable 2.67% (H), 05/20/2019	2,600,000	2,596,405
Victory Receivables 2.60% (H), 06/26/2019	3,500,000	3,486,117

		33,779,900

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2019

Transamerica Multi-Managed Balanced

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2019

(unaudited)

	Principal	Value
COMMERCIAL PAPER (continued)
Equity Real Estate Investment Trusts - 0.2%
Simon Property Group, Inc. 2.62% (H), 05/08/2019	$ 2,100,000	$ 2,098,951

Health Care Providers & Services - 0.4%
United Healthcare Co. 2.78% (H), 06/11/2019	3,750,000	3,738,383

Total Commercial Paper (Cost $47,081,844)		47,081,844

SHORT-TERM U.S. GOVERNMENT OBLIGATIONS - 0.9%
U.S. Treasury Bill
2.42% (H), 07/05/2019	600,000	597,430
2.43% (H), 07/05/2019	8,651,000	8,613,805

Total Short-Term U.S. Government Obligations (Cost $9,211,235)		9,211,235

	Shares	Value
OTHER INVESTMENT COMPANY - 0.7%
Securities Lending Collateral - 0.7%
State Street Navigator Securities Lending Trust - Government Money Market Portfolio, 2.51% (H)	6,997,251	6,997,251

Total Other Investment Company (Cost $6,997,251)		6,997,251

Principal	Value
REPURCHASE AGREEMENT - 1.4%

Fixed Income Clearing Corp., 1.45% (H), dated 04/30/2019, to be repurchased at $13,545,638 on 05/01/2019. Collateralized by a U.S. Government Obligation, 2.75%, due 08/15/2021, and with a value of $13,818,830.

$ 13,545,092	$ 13,545,092

Total Repurchase Agreement (Cost $13,545,092)	13,545,092

Total Investments (Cost $853,280,974)	1,045,287,016
Net Other Assets (Liabilities) - (6.2)%	(60,722,193)

Net Assets - 100.0%	$ 984,564,823

FUTURES CONTRACTS:

Description	Long/Short	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation	Unrealized Depreciation
S&P 500® E-Mini Index	Long	47	06/21/2019	$6,723,225	$6,928,975	$205,750	$—

SECURITY VALUATION:

Valuation Inputs (I)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Common Stocks	$595,585,236	$—	$—	$595,585,236
Preferred Stocks	374,333	—	—	374,333
Asset-Backed Securities	—	34,593,403	—	34,593,403
Corporate Debt Securities	—	125,278,459	—	125,278,459
Foreign Government Obligations	—	4,553,206	—	4,553,206
Mortgage-Backed Securities	—	38,784,587	—	38,784,587
Municipal Government Obligations	—	2,958,353	—	2,958,353
U.S. Government Agency Obligations	—	72,923,137	—	72,923,137
U.S. Government Obligations	—	93,400,880	—	93,400,880
Commercial Paper	—	47,081,844	—	47,081,844
Short-Term U.S. Government Obligations	—	9,211,235	—	9,211,235
Other Investment Company	6,997,251	—	—	6,997,251
Repurchase Agreement	—	13,545,092	—	13,545,092

Total Investments	$602,956,820	$442,330,196	$—	$1,045,287,016

Other Financial Instruments
Futures Contracts (J)	$205,750	$—	$—	$205,750

Total Other Financial Instruments	$205,750	$—	$—	$205,750

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2019

Transamerica Multi-Managed Balanced

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2019

(unaudited)

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	Non-income producing securities.
(B)	Percentage rounds to less than 0.1% or (0.1)%.
(C)	All or a portion of the securities are on loan. The total value of all securities on loan is $6,854,244. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(D)	Floating or variable rate securities. The rates disclosed are as of April 30, 2019. For securities based on a published reference rate and spread, the reference rate and spread are indicated within the description. Variable rate securities with a floor or ceiling feature are disclosed at the inherent rate, where applicable. Certain variable rate securities are not based on a published reference rate and spread, but are determined by the issuer or agent and are based on current market conditions; these securities do not indicate a reference rate and spread in the description.
(E)	Securities are registered pursuant to Rule 144A of the Securities Act of 1933. Unless otherwise indicated, the securities are deemed to be liquid for purposes of compliance limitations on holdings of illiquid securities and may be resold as transactions exempt from registration, normally to qualified institutional buyers. At April 30, 2019, the total value of 144A securities is $97,227,517, representing 9.9% of the Fund’s net assets.
(F)	Perpetual maturity. The date displayed is the next call date.
(G)	When-issued, delayed-delivery and/or forward commitment (including TBAs) securities. Securities to be settled and delivered after April 30, 2019. Securities may display a coupon rate of 0.00%, as the rate is to be determined at time of settlement.
(H)	Rates disclosed reflect the yields at April 30, 2019.
(I)	There were no transfers in or out of Level 3 during the six-month period ended April 30, 2019. Please reference the Security Valuation section of the Notes to Financial Statements for more information regarding security valuation and pricing inputs.
(J)	Futures contracts and/or forward foreign currency contracts are valued at unrealized appreciation (depreciation).

PORTFOLIO ABBREVIATIONS:

LIBOR	London Interbank Offered Rate
MTN	Medium Term Note
STRIPS	Separate Trading of Registered Interest and Principal of Securities
TBA	To Be Announced

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2019

Transamerica Short-Term Bond

SCHEDULE OF INVESTMENTS

At April 30, 2019

(unaudited)

	Principal	Value
ASSET-BACKED SECURITIES - 16.9%
Access Point Funding I LLC Series 2017-A, Class A, 3.06%, 04/15/2029 (A)	$ 2,390,345	$ 2,383,454
Benefit Street Partners CLO VII, Ltd. Series 2015-VIIA, Class A2R, 3-Month LIBOR + 1.20%, 3.80% (B), 07/18/2027 (A)	8,000,000	7,922,432
BXG Receivables Note Trust
Series 2012-A, Class A,
2.66%, 12/02/2027 (A)	2,411,076	2,406,640
Series 2013-A, Class A,
3.01%, 12/04/2028 (A)	6,272,162	6,202,530
Series 2017-A, Class A,
2.95%, 10/04/2032 (A)	6,422,662	6,343,359
CIFC Funding, Ltd. Series 2015-2A, Class BR, 3-Month LIBOR + 1.25%, 3.85% (B), 04/15/2027 (A)	16,270,000	16,121,406
Citigroup Mortgage Loan Trust, Inc. Series 2003-HE3, Class A, 1-Month LIBOR + 0.76%, 3.24% (B), 12/25/2033	493,704	493,930
CWABS Asset-Backed Certificates Trust Series 2006-17, Class 2A2, 1-Month LIBOR + 0.15%, 2.63% (B), 03/25/2047	7,917,599	7,749,657
Diamond Resorts Owner Trust Series 2017-1A, Class A, 3.27%, 10/22/2029 (A)	7,156,299	7,187,493
Halcyon Loan Advisors Funding, Ltd.
Series 2014-3A, Class B1R,
3-Month LIBOR + 1.70%, 4.29% (B), 10/22/2025 (A)	10,000,000	9,986,050
Series 2015-1A, Class B1R,
3-Month LIBOR + 1.55%, 4.14% (B), 04/20/2027 (A)	8,000,000	7,943,416
Hertz Vehicle Financing II, LP Series 2019-1A, Class B, 4.10%, 03/25/2023 (A)	11,900,000	12,065,637
Hilton Grand Vacations Trust
Series 2013-A, Class A,
2.28%, 01/25/2026 (A)	824,174	822,555
Series 2014-AA, Class B,
2.07%, 11/25/2026 (A)	2,907,776	2,872,145
ICG CLO, Ltd. Series 2016-1A, Class A2R, 3-Month LIBOR + 1.70%, 4.28% (B), 07/29/2028 (A)	6,000,000	5,952,174
Jamestown CLO IV, Ltd. Series 2014-4A, Class A2R, 3-Month LIBOR + 1.35%, 3.95% (B), 07/15/2026 (A)	13,500,000	13,446,284
Marathon CLO VII, Ltd. Series 2014-7A, Class A1R, 3-Month LIBOR + 1.32%, 3.90% (B), 10/28/2025 (A)	9,715,270	9,719,827
Marriott Vacation Club Owner Trust Series 2012-1A, Class A, 2.51%, 05/20/2030 (A)	1,933,063	1,925,685

	Principal	Value
ASSET-BACKED SECURITIES (continued)
Mountain View CLO, Ltd. Series 2014-1A, Class BRR, 3-Month LIBOR + 1.45%, 4.05% (B), 10/15/2026 (A)	$ 10,000,000	$ 9,917,290
MVW Owner Trust
Series 2014-1A, Class B,
2.70%, 09/22/2031 (A)	2,427,369	2,383,839
Series 2015-1A, Class A,
2.52%, 12/20/2032 (A)	2,482,065	2,462,106
New Residential Advanced Receivables Trust
Series 2016-T2, Class AT2,
2.58%, 10/15/2049 (A)	3,775,000	3,766,257
Series 2017-T1, Class AT1,
3.21%, 02/15/2051 (A)	17,500,000	17,536,965
New Residential Mortgage Loan Trust
Series 2018-1A, Class A1A,
4.00% (B), 12/25/2057 (A)	5,545,809	5,666,984
Series 2018-RPL1, Class A1,
3.50% (B), 12/25/2057 (A)	6,323,298	6,374,094
NRZ Advance Receivables Trust
Series 2016-T3, Class AT3,
2.83%, 10/16/2051 (A)	10,000,000	9,947,143
Series 2016-T5, Class AT5,
3.33%, 12/15/2051 (A)	10,000,000	10,070,753
Ocwen Master Advance Receivables Trust Series 2018-T2, Class AT2, 3.60%, 08/15/2050 (A)	9,960,000	10,005,517
Orange Lake Timeshare Trust
Series 2014-AA, Class A,
2.29%, 07/09/2029 (A)	2,784,006	2,754,046
Series 2015-AA, Class A,
2.88%, 09/08/2027 (A)	4,732,358	4,687,165
Series 2016-A, Class A,
2.61%, 03/08/2029 (A)	9,451,894	9,354,988
Series 2018-A, Class C,
3.74%, 11/08/2030 (A)	6,011,761	6,043,143
OZLM Funding IV, Ltd. Series 2013-4A, Class A2R, 3-Month LIBOR + 1.70%, 4.29% (B), 10/22/2030 (A)	6,000,000	5,957,808
Sierra Timeshare Receivables Funding LLC
Series 2014-3A, Class B,
2.80%, 10/20/2031 (A)	1,686,245	1,682,109
Series 2015-1A, Class A,
2.40%, 03/22/2032 (A)	556,147	554,225
Series 2015-1A, Class B,
3.05%, 03/22/2032 (A)	679,735	677,832
Series 2018-2A, Class B,
3.65%, 06/20/2035 (A)	4,712,612	4,757,149
Series 2018-3A, Class A,
3.69%, 09/20/2035 (A)	5,967,075	6,057,492
Series 2018-3A, Class D,
5.20%, 09/20/2035 (A)	5,832,816	5,925,457
SLM Student Loan Trust Series 2006-1, Class B, 3-Month LIBOR + 0.20%, 2.78% (B), 01/25/2027	9,160,000	8,655,907

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2019

Transamerica Short-Term Bond

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2019

(unaudited)

	Principal	Value
ASSET-BACKED SECURITIES (continued)
SoFi Consumer Loan Program LLC Series 2017-1, Class A, 3.28%, 01/26/2026 (A)	$ 2,954,621	$ 2,969,238
Spirit Master Funding LLC Series 2014-2A, Class A, 5.76%, 03/20/2041 (A)	6,315,202	6,515,961
SpringCastle America Funding LLC Series 2016-AA, Class A, 3.05%, 04/25/2029 (A)	6,253,414	6,249,038
SPS Servicer Advance Receivables Trust Series 2018-T1, Class AT1, 3.62%, 10/17/2050 (A)	17,680,000	17,805,814
TICP CLO I, Ltd. Series 2015-1A, Class BR,
3-Month LIBOR + 1.30%, 3.89% (B), 07/20/2027 (A)	10,000,000	9,854,460
TICP CLO III, Ltd. Series 2018-3R, Class B, 3-Month LIBOR + 1.35%, 3.94% (B), 04/20/2028 (A)	10,000,000	9,847,630
Towd Point Mortgage Trust
Series 2015-3, Class A1B,
3.00% (B), 03/25/2054 (A)	1,893,365	1,882,213
Series 2015-4, Class A1B,
2.75% (B), 04/25/2055 (A)	6,623,695	6,571,282
Series 2016-3, Class A1,
2.25% (B), 04/25/2056 (A)	6,866,466	6,764,021
Series 2016-5, Class A1,
2.50% (B), 10/25/2056 (A)	9,656,310	9,485,117
Series 2017-1, Class A1,
2.75% (B), 10/25/2056 (A)	14,056,746	13,865,060
Series 2017-2, Class A1,
2.75% (B), 04/25/2057 (A)	6,320,807	6,244,910
Series 2017-3, Class A1,
2.75% (B), 07/25/2057 (A)	11,034,458	10,885,698
Series 2017-4, Class A1,
2.75% (B), 06/25/2057 (A)	11,033,425	10,876,137
Series 2017-6, Class A1,
2.75% (B), 10/25/2057 (A)	11,868,025	11,765,675
Series 2018-1, Class A1,
3.00% (B), 01/25/2058 (A)	11,300,567	11,196,223
Series 2018-2, Class A1,
3.25% (B), 03/25/2058 (A)	5,248,285	5,261,057
Series 2018-3, Class A1,
3.75% (B), 05/25/2058 (A)	8,818,783	8,951,865
Series 2019-1, Class A1,
3.75% (B), 03/25/2058 (A)	8,042,811	8,179,460
Trafigura Securitisation Finance PLC
Series 2017-1A, Class A2,
2.47%, 12/15/2020 (A)	10,000,000	9,903,270
Series 2018-1A, Class A2,
3.73%, 03/15/2022 (A)	11,000,000	11,097,504
VSE VOI Mortgage LLC Series 2017-A, Class A, 2.33%, 03/20/2035 (A)	9,680,274	9,516,084
Welk Resorts LLC
Series 2013-AA, Class A,
3.10%, 03/15/2029 (A)	2,670,931	2,659,178

	Principal	Value
ASSET-BACKED SECURITIES (continued)
Welk Resorts LLC (continued)
Series 2015-AA, Class A,
2.79%, 06/16/2031 (A)	$ 3,416,124	$ 3,386,128
Series 2017-AA, Class A,
2.82%, 06/15/2033 (A)	6,017,964	5,980,080
Wellfleet CLO, Ltd. Series 2016-1A, Class BR, 3-Month LIBOR + 1.50%, 4.09% (B), 04/20/2028 (A)	15,000,000	14,816,265

Total Asset-Backed Securities (Cost $479,714,004)		479,312,311

CORPORATE DEBT SECURITIES - 58.3%
Aerospace & Defense - 0.6%
Lockheed Martin Corp. 2.50%, 11/23/2020	7,102,000	7,083,650
United Technologies Corp. 3.65%, 08/16/2023	9,427,000	9,662,667

		16,746,317

Airlines - 1.2%
America West Airlines Pass-Through Trust 8.06%, 01/02/2022	6,170,524	6,471,522
Delta Air Lines Pass-Through Trust 3.20%, 10/25/2025	6,212,000	6,298,525
Delta Air Lines, Inc. 3.40%, 04/19/2021	4,995,000	5,021,008
Northwest Airlines Pass-Through Trust 6.26%, 05/20/2023	358,939	367,553
Southwest Airlines Co. 2.65%, 11/05/2020	9,964,000	9,947,583
Virgin Australia Pass-Through Trust 5.00%, 04/23/2025 (A)	5,770,534	5,897,485

		34,003,676

Automobiles - 0.4%
General Motors Financial Co., Inc. 3.55%, 07/08/2022	9,957,000	10,004,941

Banks - 15.3%
ABN AMRO Bank NV 3.40%, 08/27/2021 (A)	15,000,000	15,185,535
Banco Santander SA
3-Month LIBOR + 1.09%, 3.74% (B), 02/23/2023	10,000,000	9,964,275
3.85%, 04/12/2023	4,600,000	4,688,439
Bank of America Corp.
Fixed until 12/20/2022, 3.00% (B), 12/20/2023	7,542,000	7,511,215
Fixed until 01/20/2022, 3.12% (B), 01/20/2023, MTN	8,000,000	8,023,530
Bank of Montreal 1.75%, 09/11/2019, MTN	12,913,000	12,872,697
Barclays PLC Fixed until 05/07/2024, 3.93% (B), 05/07/2025	8,365,000	8,365,000
BNP Paribas SA 5.00%, 01/15/2021	17,935,000	18,598,284
BPCE SA 2.75%, 12/02/2021, MTN	11,000,000	10,972,214

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2019

Transamerica Short-Term Bond

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2019

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Banks (continued)
Canadian Imperial Bank of Commerce 3.10%, 04/02/2024 (C)	$ 10,284,000	$ 10,286,621
CIT Group, Inc. 4.13%, 03/09/2021	600,000	608,250
Citigroup, Inc.
2.40%, 02/18/2020	9,935,000	9,906,895
Fixed until 04/24/2024, 3.35% (B), 04/24/2025	12,444,000	12,507,353
Citizens Bank NA 2.25%, 10/30/2020	6,000,000	5,953,239
Commerzbank AG 8.13%, 09/19/2023 (A)	8,000,000	9,147,329
Cooperatieve Rabobank UA Fixed until 06/30/2019 (D), 11.00% (A) (B)	9,781,000	9,899,350
Credit Agricole SA 2.75%, 06/10/2020 (A)	8,109,000	8,106,024
Danske Bank A/S 3-Month LIBOR + 1.06%, 3.66% (B), 09/12/2023 (A)	14,743,000	14,216,483
Discover Bank 7.00%, 04/15/2020	16,576,000	17,201,436
Fifth Third Bancorp 3.65%, 01/25/2024	10,000,000	10,281,473
Fifth Third Bank 3.35%, 07/26/2021	8,848,000	8,970,773
First Horizon National Corp. 3.50%, 12/15/2020	8,160,000	8,221,021
First Niagara Financial Group, Inc.
6.75%, 03/19/2020 (C)	13,396,000	13,855,948
7.25%, 12/15/2021 (C)	6,340,000	6,992,448
First Tennessee Bank NA 2.95%, 12/01/2019	14,548,000	14,549,475
HSBC Holdings PLC Fixed until 03/11/2024, 3.80% (B), 03/11/2025	10,692,000	10,891,887
Huntington Bancshares, Inc. 2.30%, 01/14/2022	13,724,000	13,528,783
ING Bank NV 5.80%, 09/25/2023 (A)	12,067,000	13,175,816
JPMorgan Chase & Co.
Fixed until 12/05/2023, 4.02% (B), 12/05/2024	10,000,000	10,369,443
4.25%, 10/15/2020	6,865,000	7,019,874
JPMorgan Chase Bank NA Fixed until 04/26/2020, 3.09% (B), 04/26/2021	10,000,000	10,024,294
MUFG Union Bank NA 3.15%, 04/01/2022	11,000,000	11,101,050
National City Corp. 6.88%, 05/15/2019	3,000,000	3,004,511
PNC Financial Services Group, Inc. 3.90%, 04/29/2024	7,811,000	8,117,700
Regions Financial Corp. 2.75%, 08/14/2022	12,360,000	12,291,044
Royal Bank of Scotland Group PLC
3-Month LIBOR + 1.55%, 4.15% (B), 06/25/2024	9,014,000	8,983,983
6.40%, 10/21/2019	14,228,000	14,447,566

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Banks (continued)
US Bank NA 2.13%, 10/28/2019	$ 8,770,000	$ 8,746,062
Wells Fargo & Co. 2.15%, 01/30/2020, MTN	12,348,000	12,298,432
Wells Fargo Bank NA 2.60%, 01/15/2021	19,494,000	19,452,974
Zions Bancorp NA
3.35%, 03/04/2022	5,582,000	5,629,295
3.50%, 08/27/2021	8,390,000	8,490,525

		434,458,546

Beverages - 1.8%
Anheuser-Busch InBev Worldwide, Inc. 3.50%, 01/12/2024	13,991,000	14,263,154
Constellation Brands, Inc. 2.65%, 11/07/2022	8,537,000	8,443,658
Diageo Capital PLC 3.50%, 09/18/2023	9,800,000	10,081,386
PepsiCo, Inc. 3.10%, 07/17/2022	7,471,000	7,595,083
Pernod Ricard SA 5.75%, 04/07/2021 (A)	9,466,000	9,958,872

		50,342,153

Biotechnology - 0.9%
AbbVie, Inc. 2.50%, 05/14/2020	6,351,000	6,330,447
Amgen, Inc. 4.50%, 03/15/2020	13,653,000	13,879,881
Biogen, Inc. 2.90%, 09/15/2020	4,981,000	4,979,225

		25,189,553

Capital Markets - 4.3%
Ameriprise Financial, Inc.
3.00%, 03/22/2022	7,986,000	8,015,963
5.30%, 03/15/2020	7,040,000	7,192,766
Bank of New York Mellon Corp.
2.20%, 08/16/2023, MTN	10,000,000	9,707,508
2.50%, 04/15/2021, MTN	10,123,000	10,096,275
Charles Schwab Corp. 2.65%, 01/25/2023	9,964,000	9,936,097
Credit Suisse Group AG 3-Month LIBOR + 1.24%, 3.84% (B), 06/12/2024 (A)	9,750,000	9,768,859
Credit Suisse Group Funding Guernsey, Ltd. 3.13%, 12/10/2020	10,000,000	10,026,151
Goldman Sachs Group, Inc. 2.55%, 10/23/2019	20,912,000	20,901,391
Morgan Stanley 3.13%, 01/23/2023, MTN	14,715,000	14,772,422
State Street Corp. 3.10%, 05/15/2023	11,076,000	11,178,141
UBS AG 2.20%, 06/08/2020 (A)	11,838,000	11,767,659

		123,363,232

Chemicals - 0.8%
E.I. du Pont de Nemours & Co. 2.20%, 05/01/2020	6,000,000	5,981,964

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2019

Transamerica Short-Term Bond

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2019

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Chemicals (continued)
Huntsman International LLC 5.13%, 11/15/2022	$ 6,972,000	$ 7,335,729
Syngenta Finance NV 3.93%, 04/23/2021 (A)	9,575,000	9,658,543

		22,976,236

Commercial Services & Supplies - 0.2%
CK Hutchison International 17 II, Ltd. 2.25%, 09/29/2020 (A)	5,000,000	4,954,884

Consumer Finance - 2.4%
Ally Financial, Inc. 8.00%, 03/15/2020	5,717,000	5,952,826
American Express Co. 2.20%, 10/30/2020	15,217,000	15,101,417
BMW US Capital LLC 2.15%, 04/06/2020 (A)	12,222,000	12,164,248
Capital One Financial Corp. 2.40%, 10/30/2020	9,963,000	9,916,185
Daimler Finance North America LLC 1.50%, 07/05/2019 (A)	7,125,000	7,108,563
Ford Motor Credit Co. LLC 3.34%, 03/18/2021	8,000,000	7,972,111
General Motors Financial Co., Inc. 3-Month LIBOR + 1.56%, 4.16% (B), 01/15/2020	3,150,000	3,172,465
Springleaf Finance Corp. 8.25%, 12/15/2020	6,825,000	7,355,166

		68,742,981

Containers & Packaging - 0.4%
Ardagh Packaging Finance PLC / Ardagh Holdings USA, Inc. 4.25%, 09/15/2022 (A)	3,035,000	3,046,381
Reynolds Group Issuer, Inc. / Reynolds Group Issuer LLC 5.75%, 10/15/2020	7,063,826	7,085,018

		10,131,399

Diversified Consumer Services - 0.2%
Nationwide Building Society Fixed until 04/26/2022, 3.62% (B), 04/26/2023 (A)	6,888,000	6,929,788

Diversified Financial Services - 2.9%
Aircastle, Ltd. 5.13%, 03/15/2021	7,967,000	8,232,280
Aviation Capital Group LLC 7.13%, 10/15/2020 (A)	18,266,000	19,290,253
AXA Equitable Holdings, Inc. 3.90%, 04/20/2023	12,251,000	12,590,776
GE Capital International Funding Unlimited Co. 2.34%, 11/15/2020	5,800,000	5,737,265
Jefferies Group LLC 8.50%, 07/15/2019 (C)	7,475,000	7,558,383
OMX Timber Finance Investments I LLC 5.42%, 01/29/2020 (A)	20,014,000	20,358,337
Protective Life Global Funding 2.70%, 11/25/2020 (A)	8,378,000	8,364,910

		82,132,204

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Diversified Telecommunication Services - 1.2%
AT&T, Inc. 3.88%, 08/15/2021	$ 15,201,000	$ 15,563,392
Sprint Capital Corp. 6.90%, 05/01/2019	9,000,000	9,000,000
Verizon Communications, Inc. 3.50%, 11/01/2024	8,134,000	8,330,683

		32,894,075

Electric Utilities - 2.1%
American Electric Power Co., Inc. 2.95%, 12/15/2022	7,294,000	7,299,996
Appalachian Power Co. 4.60%, 03/30/2021	4,528,000	4,669,249
Berkshire Hathaway Energy Co. 2.38%, 01/15/2021	9,958,000	9,927,371
Duke Energy Corp. 3.05%, 08/15/2022	18,483,000	18,611,663
Entergy Corp. 4.00%, 07/15/2022	7,365,000	7,590,065
Southern Co. 2.35%, 07/01/2021	11,954,000	11,812,252

		59,910,596

Equity Real Estate Investment Trusts - 2.2%
American Tower Corp. 3.00%, 06/15/2023	9,963,000	9,935,496
Crown Castle International Corp. 5.25%, 01/15/2023	14,538,000	15,608,437
HCP, Inc. 3.15%, 08/01/2022	14,125,000	14,182,196
VEREIT Operating Partnership, LP 4.60%, 02/06/2024	8,370,000	8,685,630
WEA Finance LLC / Westfield UK & Europe Finance PLC 2.70%, 09/17/2019 (A)	12,570,000	12,565,139

		60,976,898

Food & Staples Retailing - 0.9%
Sysco Corp. 2.50%, 07/15/2021	9,646,000	9,565,571
Walgreens Boots Alliance, Inc. 2.70%, 11/18/2019	14,938,000	14,930,841

		24,496,412

Food Products - 0.4%
Mead Johnson Nutrition Co. 4.90%, 11/01/2019	10,859,000	10,965,867

Gas Utilities - 0.5%
DTE Gas Co. 5.00%, 10/01/2019	14,397,000	14,536,282

Health Care Equipment & Supplies - 0.6%
Becton Dickinson and Co.
2.89%, 06/06/2022	9,959,000	9,932,526
3-Month LIBOR + 1.03%, 3.64% (B), 06/06/2022	8,124,000	8,175,966

		18,108,492

Health Care Providers & Services - 2.5%
Anthem, Inc. 2.50%, 11/21/2020	8,464,000	8,420,774

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2019

Transamerica Short-Term Bond

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2019

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Health Care Providers & Services (continued)
Cigna Corp. 3-Month LIBOR + 0.89%, 3.49% (B), 07/15/2023 (A)	$ 12,689,000	$ 12,634,624
CVS Health Corp. 2.13%, 06/01/2021	15,000,000	14,760,450
Express Scripts Holding Co. 3.90%, 02/15/2022	9,465,000	9,696,509
HCA, Inc.
5.00%, 03/15/2024	9,958,000	10,542,142
6.50%, 02/15/2020	6,200,000	6,363,562
UnitedHealth Group, Inc. 3.50%, 02/15/2024	6,971,000	7,168,580

		69,586,641

Household Durables - 0.4%
Beazer Homes USA, Inc. 8.75%, 03/15/2022	7,100,000	7,419,500
DR Horton, Inc. 2.55%, 12/01/2020	4,029,000	4,012,320

		11,431,820

Independent Power & Renewable Electricity Producers - 0.3%
Exelon Generation Co. LLC 4.00%, 10/01/2020	9,554,000	9,688,484

Industrial Conglomerates - 0.2%
General Electric Co. 3-Month LIBOR + 0.80%, 3.40% (B), 04/15/2020, MTN	5,100,000	5,108,267

Insurance - 2.9%
Athene Global Funding 3.00%, 07/01/2022 (A)	14,168,000	14,154,086
Chubb INA Holdings, Inc. 2.88%, 11/03/2022	13,275,000	13,367,854
CNA Financial Corp. 5.88%, 08/15/2020	6,145,000	6,381,032
Five Corners Funding Trust 4.42%, 11/15/2023 (A)	8,785,000	9,268,486
Jackson National Life Global Funding 3.30%, 02/01/2022 (A)	9,000,000	9,118,480
New York Life Global Funding
2.88%, 04/10/2024 (A) (C)	13,626,000	13,654,779
2.95%, 01/28/2021 (A)	6,928,000	6,969,200
Principal Life Global Funding II 2.15%, 01/10/2020 (A)	8,947,000	8,910,467

		81,824,384

IT Services - 0.6%
DXC Technology Co. 2.88%, 03/27/2020	8,090,000	8,080,944
First Data Corp. 5.75%, 01/15/2024 (A)	8,253,000	8,505,748

		16,586,692

Leisure Products - 0.2%
Mattel, Inc. 4.35%, 10/01/2020 (C)	7,005,000	7,040,025

Media - 1.9%
CCO Holdings LLC / CCO Holdings Capital Corp. 5.25%, 09/30/2022	7,500,000	7,621,875

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Media (continued)
Charter Communications Operating LLC / Charter Communications Operating Capital 3.58%, 07/23/2020	$ 17,240,000	$ 17,357,276
Comcast Corp. 3.70%, 04/15/2024	10,863,000	11,242,553
CSC Holdings LLC 6.75%, 11/15/2021	8,655,000	9,260,850
Sky, Ltd. 3.13%, 11/26/2022 (A)	6,970,000	7,050,714

		52,533,268

Metals & Mining - 0.4%
ArcelorMittal 5.50%, 03/01/2021	1,992,000	2,080,970
First Quantum Minerals, Ltd. 7.00%, 02/15/2021 (A) (C)	3,696,000	3,762,990
Glencore Funding LLC 3.00%, 10/27/2022 (A)	6,974,000	6,898,806

		12,742,766

Multi-Utilities - 0.4%
Dominion Energy, Inc. 2.58%, 07/01/2020	4,498,000	4,479,250
NiSource, Inc. 3.85%, 02/15/2023	7,266,000	7,416,359

		11,895,609

Oil, Gas & Consumable Fuels - 4.2%
BP Capital Markets PLC 1.77%, 09/19/2019	18,516,000	18,456,925
Devon Energy Corp. 3.25%, 05/15/2022	10,260,000	10,335,291
El Paso Natural Gas Co. LLC 8.63%, 01/15/2022	8,935,000	10,155,446
Energy Transfer Operating, LP
4.15%, 10/01/2020	8,000,000	8,119,920
4.20%, 09/15/2023	4,980,000	5,127,084
Husky Energy, Inc. 7.25%, 12/15/2019	11,950,000	12,261,058
Kinder Morgan, Inc. 3.05%, 12/01/2019	6,132,000	6,135,819
MPLX, LP
3.38%, 03/15/2023	4,499,000	4,526,436
4.88%, 12/01/2024	5,661,000	6,044,449
Sabine Pass Liquefaction LLC 5.63%, 04/15/2023	14,900,000	16,073,262
Shell International Finance BV 1.38%, 09/12/2019	12,447,000	12,392,577
Williams Cos., Inc. 4.55%, 06/24/2024	7,966,000	8,395,929
YPF SA 8.50%, 03/23/2021 (A) (C)	1,743,000	1,702,388

		119,726,584

Pharmaceuticals - 1.2%
AstraZeneca PLC 2.38%, 06/12/2022	9,966,000	9,828,025
Bayer Finance LLC 3.00%, 10/08/2021 (A)	7,474,000	7,428,076

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2019

Transamerica Short-Term Bond

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2019

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Pharmaceuticals (continued)
Perrigo Finance Unlimited Co. 3.50%, 12/15/2021	$ 7,400,000	$ 7,289,310
Shire Acquisitions Investments Ireland DAC 1.90%, 09/23/2019	5,929,000	5,906,199
Takeda Pharmaceutical Co., Ltd. 3.80%, 11/26/2020 (A)	3,761,000	3,812,398

		34,264,008

Road & Rail - 0.4%
Canadian Pacific Railway Co. 9.45%, 08/01/2021	7,000,000	7,974,321
Union Pacific Corp. 3.50%, 06/08/2023	4,457,000	4,575,804

		12,550,125

Semiconductors & Semiconductor Equipment - 0.7%
Broadcom, Inc. 3.13%, 04/15/2021 (A)	11,904,000	11,898,643
KLA-Tencor Corp. 4.65%, 11/01/2024	8,678,000	9,271,832

		21,170,475

Software - 0.4%
CDK Global, Inc. 3.80%, 10/15/2019	11,925,000	11,948,850

Technology Hardware, Storage & Peripherals - 0.3%
Hewlett Packard Enterprise Co. 3.50%, 10/05/2021	7,170,000	7,257,578

Tobacco - 0.6%
BAT Capital Corp. 3.22%, 08/15/2024	5,795,000	5,671,091
RJ Reynolds Tobacco Co. 8.13%, 06/23/2019	11,299,000	11,382,464

		17,053,555

Trading Companies & Distributors - 0.8%
International Lease Finance Corp. 8.25%, 12/15/2020	21,682,000	23,372,489

Transportation Infrastructure - 0.3%
Penske Truck Leasing Co., LP / PTL Finance Corp. 3.45%, 07/01/2024 (A) (E)	7,966,000	7,969,633

Wireless Telecommunication Services - 0.3%
Vodafone Group PLC 3.75%, 01/16/2024	8,355,000	8,500,237

Total Corporate Debt Securities (Cost $1,646,133,292)		1,654,116,022

FOREIGN GOVERNMENT OBLIGATION - 0.1%
Qatar - 0.1%
Qatar Government International Bond 3.88%, 04/23/2023 (A)	2,175,000	2,245,365

Total Foreign Government Obligation (Cost $2,163,034)		2,245,365

	Principal	Value
LOAN ASSIGNMENT - 0.5%
Commercial Services & Supplies - 0.5%
Spin Holdco, Inc. Term Loan B, 3-Month LIBOR + 3.25%, 5.85% (B), 11/14/2022	$ 13,130,458	$ 12,963,596

Total Loan Assignment (Cost $13,094,666)		12,963,596

MORTGAGE-BACKED SECURITIES - 21.3%
20 Times Square Trust Series 2018-20TS, Class C, 3.20% (B), 05/15/2035 (A)	10,900,000	10,842,832
280 Park Avenue Mortgage Trust Series 2017-280P, Class C, 1-Month LIBOR + 1.25%, 3.72% (B), 09/15/2034 (A)	15,640,000	15,639,894
Arroyo Mortgage Trust Series 2018-1, Class A1, 3.76% (B), 04/25/2048 (A)	10,210,624	10,322,993
Ashford Hospitality Trust
Series 2018-ASHF, Class C,
1-Month LIBOR + 1.40%, 3.87% (B), 04/15/2035 (A)	17,440,000	17,418,069
Series 2018-ASHF, Class D,
1-Month LIBOR + 2.10%, 4.57% (B), 04/15/2035 (A)	10,520,000	10,559,433
BBCMS Mortgage Trust
Series 2017-DELC, Class C,
1-Month LIBOR + 1.20%, 3.67% (B), 08/15/2036 (A)	14,890,000	14,834,036
Series 2017-DELC, Class D,
1-Month LIBOR + 1.70%, 4.17% (B), 08/15/2036 (A)	15,000,000	14,981,148
Series 2018-TALL, Class C,
1-Month LIBOR + 1.12%, 3.59% (B), 03/15/2037 (A)	17,415,000	17,316,830
Series 2018-TALL, Class E,
1-Month LIBOR + 2.44%, 4.91% (B), 03/15/2037 (A)	15,000,000	15,018,696
BCAP LLC Trust Series 2010-RR1, Class 12A1, 5.25% (B), 08/26/2036 (A)	127,390	127,138
BHMS Series 2018-ATLS, Class C, 1-Month LIBOR + 1.90%, 4.37% (B), 07/15/2035 (A)	14,900,000	14,885,919
BX Trust
Series 2017-APPL, Class C,
1-Month LIBOR + 1.40%, 3.87% (B), 07/15/2034 (A)	15,300,000	15,299,901
Series 2017-SLCT, Class C,
1-Month LIBOR + 1.40%, 3.87% (B), 07/15/2034 (A)	12,750,000	12,748,271
Series 2018-GW, Class C,
1-Month LIBOR + 1.22%, 3.69% (B), 05/15/2035 (A)	5,480,000	5,462,808
Series 2018-GW, Class D,
1-Month LIBOR + 1.77%, 4.24% (B), 05/15/2035 (A)	4,250,000	4,260,600

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2019

Transamerica Short-Term Bond

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2019

(unaudited)

	Principal	Value
MORTGAGE-BACKED SECURITIES (continued)
BXP Trust Series 2017-CQHP, Class D, 1-Month LIBOR + 2.00%, 4.47% (B), 11/15/2034 (A)	$ 11,825,000	$ 11,711,603
Caesars Palace Las Vegas Trust Series 2017-VICI, Class A, 3.53%, 10/15/2034 (A)	15,000,000	15,289,537
CAMB Commercial Mortgage Trust Series 2019-LIFE, Class D, 1-Month LIBOR + 1.75%, 4.22% (B), 12/15/2037 (A)	9,760,000	9,814,837
CCRESG Commercial Mortgage Trust
Series 2016-HEAT, Class B,
4.11%, 04/10/2029 (A)	4,319,000	4,352,873
Series 2016-HEAT, Class C,
4.92%, 04/10/2029 (A)	3,619,000	3,678,347
Series 2016-HEAT, Class D,
5.67% (B), 04/10/2029 (A)	7,290,000	7,426,146
CGMS Commercial Mortgage Trust Series 2017-MDRB, Class B, 1-Month LIBOR + 1.75%, 4.22% (B), 07/15/2030 (A)	10,000,000	10,003,011
CHT Mortgage Trust Series 2017-CSMO, Class D, 1-Month LIBOR + 2.25%, 4.72% (B), 11/15/2036 (A)	17,400,000	17,432,576
Citigroup Commercial Mortgage Trust
Series 2017-1500, Class B,
1-Month LIBOR + 1.10%, 3.57% (B), 07/15/2029 (A)	5,000,000	4,978,522
Series 2017-1500, Class C,
1-Month LIBOR + 1.25%, 3.72% (B), 07/15/2032 (A)	3,500,000	3,493,430
Citigroup Mortgage Loan Trust, Inc.
Series 2014-A, Class A,
4.00% (B), 01/25/2035 (A)	4,075,457	4,191,053
Series 2018-RP1, Class A1,
3.00% (B), 09/25/2064 (A)	9,787,567	9,715,708
CLNS Trust Series 2017-IKPR, Class C, 1-Month LIBOR + 1.10%, 3.58% (B), 06/11/2032 (A)	14,800,000	14,781,352
Cloverleaf Cold Storage Trust Series 2019-CHL2, Class C, 1-Month LIBOR + 1.50%, 3.97% (B), 03/15/2036 (A)	12,500,000	12,523,359
COMM Mortgage Trust Series 2014-TWC, Class C, 1-Month LIBOR + 1.85%, 4.32% (B), 02/13/2032 (A)	10,000,000	9,999,997
CORE Mortgage Trust Series 2019-CORE, Class C, 1-Month LIBOR + 1.30%, 3.77% (B), 12/15/2031 (A)	10,000,000	10,003,120
DBCG Mortgage Trust
Series 2017-BBG, Class B,
1-Month LIBOR + 0.85%, 3.32% (B), 06/15/2034 (A)	12,500,000	12,437,455

	Principal	Value
MORTGAGE-BACKED SECURITIES (continued)
DBCG Mortgage Trust (continued)
Series 2017-BBG, Class C,
1-Month LIBOR + 1.00%, 3.47% (B), 06/15/2034 (A)	$ 2,500,000	$ 2,490,611
DBWF Mortgage Trust Series 2018-GLKS, Class D, 1-Month LIBOR + 2.40%, 4.89% (B), 11/19/2035 (A)	10,000,000	10,023,808
GPT Mortgage Trust
Series 2018-GPP, Class C,
1-Month LIBOR + 1.40%, 3.87% (B), 06/15/2035 (A)	5,779,235	5,728,587
Series 2018-GPP, Class D,
1-Month LIBOR + 1.85%, 4.32% (B), 06/15/2035 (A)	5,779,235	5,721,359
GS Mortgage Securities Corp. Trust Series 2018-FBLU, Class D, 1-Month LIBOR + 2.00%, 4.47% (B), 11/15/2035 (A)	16,400,000	16,353,631
GS Mortgage Securities Trust Series 2013-G1, Class A1, 2.06%, 04/10/2031 (A)	5,573,286	5,501,612
Hilton Orlando Trust Series 2018-ORL, Class C, 1-Month LIBOR + 1.30%, 3.77% (B), 12/15/2034 (A)	10,000,000	9,974,871
Hospitality Mortgage Trust Series 2017-HIT, Class C, 1-Month LIBOR + 1.35%, 3.82% (B), 05/08/2030 (A)	7,900,000	7,877,665
JPMorgan Chase Commercial Mortgage Securities Trust Series 2014-DSTY, Class C, 3.93% (B), 06/10/2027 (A)	10,000,000	9,939,420
Lehman Brothers Small Balance Commercial Mortgage Trust Series 2005-1A, Class A, 1-Month LIBOR + 0.25%, 2.73% (B), 02/25/2030 (A)	1,864,709	1,840,457
Metlife Securitization Trust Series 2017-1A, Class A, 3.00% (B), 04/25/2055 (A)	12,998,331	12,912,167
Mill City Mortgage Loan Trust Series 2017-3, Class A1, 2.75% (B), 01/25/2061 (A)	14,180,416	14,015,400
Monarch Beach Resort Trust Series 2018-MBR, Class D, 1-Month LIBOR + 1.70%, 4.17% (B), 07/15/2035 (A)	12,000,000	11,999,893
Morgan Stanley Capital I Trust
Series 2017-ASHF, Class D,
1-Month LIBOR + 2.20%, 4.67% (B), 11/15/2034 (A)	10,800,000	10,784,831
Series 2018-SUN, Class C,
1-Month LIBOR + 1.40%, 3.87% (B), 07/15/2035 (A)	10,850,000	10,852,488
Morgan Stanley Capital I, Inc. Series 2019-BPR, Class B, 1-Month LIBOR + 2.10%, 4.60% (B), 05/15/2036 (A) (E)	6,720,000	6,720,919

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2019

Transamerica Short-Term Bond

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2019

(unaudited)

	Principal	Value
MORTGAGE-BACKED SECURITIES (continued)
Mortgage Equity Conversion Asset Trust Series 2010-1A, Class A, 4.00%, 07/25/2060 (A)	$ 4,966,968	$ 4,603,386
Motel 6 Trust Series 2017-MTL6, Class C, 1-Month LIBOR + 1.40%, 3.87% (B), 08/15/2034 (A)	8,850,856	8,856,358
MSCG Trust
Series 2018-SELF, Class C,
1-Month LIBOR + 1.18%, 3.65% (B), 10/15/2037 (A)	11,780,000	11,794,930
Series 2018-SELF, Class D,
1-Month LIBOR + 1.65%, 4.12% (B), 10/15/2037 (A)	5,320,000	5,334,207
New Residential Mortgage Loan Trust
Series 2014-1A, Class A,
3.75% (B), 01/25/2054 (A)	2,497,568	2,529,463
Series 2014-3A, Class AFX3,
3.75% (B), 11/25/2054 (A)	3,035,793	3,077,943
Series 2016-4A, Class A1,
3.75% (B), 11/25/2056 (A)	5,088,609	5,161,904
Series 2017-3A, Class A1,
4.00% (B), 04/25/2057 (A)	9,275,777	9,500,821
Series 2017-4A, Class A1,
4.00% (B), 05/25/2057 (A)	6,312,940	6,478,047
Series 2017-5A, Class A1,
1-Month LIBOR + 1.50%, 3.98% (B), 06/25/2057 (A)	7,377,513	7,530,250
Series 2018-2A, Class A1,
4.50% (B), 02/25/2058 (A)	9,182,051	9,482,315
Series 2019-2A, Class A1,
4.25% (B), 12/25/2057 (A)	11,835,916	12,167,616
RBSSP Resecuritization Trust Series 2013-2, Class 2A1, 1-Month LIBOR + 0.19%, 2.67% (B), 12/20/2036 (A)	6,871,514	6,777,042
Stonemont Portfolio Trust Series 2017-MONT, Class C, 1-Month LIBOR + 1.25%, 3.74% (B), 08/20/2030 (A)	14,529,135	14,529,023
Tharaldson Hotel Portfolio Trust Series 2018-THL, Class C, 1-Month LIBOR + 1.35%, 3.82% (B), 11/11/2034 (A)	12,151,204	12,151,069
TIAA Seasoned Commercial Mortgage Trust Series 2007-C4, Class AJ, 5.48% (B), 08/15/2039	227,857	228,356

Total Mortgage-Backed Securities (Cost $605,149,536)		604,491,943

	Principal	Value
U.S. GOVERNMENT AGENCY OBLIGATION - 0.0% (F)
Federal Home Loan Mortgage Corp. 12-Month LIBOR + 1.77%, 4.52% (B), 08/01/2037	$ 332,959	$ 350,829

Total U.S. Government Agency Obligation (Cost $337,628)		350,829

U.S. GOVERNMENT OBLIGATIONS - 1.7%
U.S. Treasury - 1.7%
U.S. Treasury Note
2.50%, 12/31/2020	21,418,200	21,484,295
2.63%, 12/31/2023	27,601,000	28,017,171

Total U.S. Government Obligations (Cost $49,034,606)		49,501,466

	Shares	Value
OTHER INVESTMENT COMPANY - 0.6%
Securities Lending Collateral - 0.6%
State Street Navigator Securities Lending Trust - Government Money Market Portfolio, 2.51% (G)	16,215,548	16,215,548

Total Other Investment Company (Cost $16,215,548)		16,215,548

	Principal	Value
REPURCHASE AGREEMENT - 1.5%
Fixed Income Clearing Corp., 1.45% (G), dated 04/30/2019, to be repurchased at $42,966,047 on 05/01/2019. Collateralized by a U.S. Government Obligation, 2.75%, due 09/15/2021, and with a value of $43,824,446.	$ 42,964,317	42,964,317

Total Repurchase Agreement (Cost $42,964,317)		42,964,317

Total Investments (Cost $2,854,806,631)		2,862,161,397
Net Other Assets (Liabilities) - (0.9)%		(25,692,936)

Net Assets - 100.0%		$ 2,836,468,461

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2019

Transamerica Short-Term Bond

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2019

(unaudited)

SECURITY VALUATION:

Valuation Inputs (H)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Asset-Backed Securities	$—	$479,312,311	$—	$479,312,311
Corporate Debt Securities	—	1,654,116,022	—	1,654,116,022
Foreign Government Obligation	—	2,245,365	—	2,245,365
Loan Assignment	—	12,963,596	—	12,963,596
Mortgage-Backed Securities	—	604,491,943	—	604,491,943
U.S. Government Agency Obligation	—	350,829	—	350,829
U.S. Government Obligations	—	49,501,466	—	49,501,466
Other Investment Company	16,215,548	—	—	16,215,548
Repurchase Agreement	—	42,964,317	—	42,964,317

Total Investments	$16,215,548	$2,845,945,849	$—	$2,862,161,397

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	Securities are registered pursuant to Rule 144A of the Securities Act of 1933. Unless otherwise indicated, the securities are deemed to be liquid for purposes of compliance limitations on holdings of illiquid securities and may be resold as transactions exempt from registration, normally to qualified institutional buyers. At April 30, 2019, the total value of 144A securities is $1,414,225,745, representing 49.9% of the Fund’s net assets.
(B)	Floating or variable rate securities. The rates disclosed are as of April 30, 2019. For securities based on a published reference rate and spread, the reference rate and spread are indicated within the description. Variable rate securities with a floor or ceiling feature are disclosed at the inherent rate, where applicable. Certain variable rate securities are not based on a published reference rate and spread, but are determined by the issuer or agent and are based on current market conditions; these securities do not indicate a reference rate and spread in the description.
(C)	All or a portion of the securities are on loan. The total value of all securities on loan is $15,870,217. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(D)	Perpetual maturity. The date displayed is the next call date.
(E)	When-issued, delayed-delivery and/or forward commitment (including TBAs) securities. Securities to be settled and delivered after April 30, 2019. Securities may display a coupon rate of 0.00%, as the rate is to be determined at time of settlement.
(F)	Percentage rounds to less than 0.1% or (0.1)%.
(G)	Rates disclosed reflect the yields at April 30, 2019.
(H)	There were no transfers in or out of Level 3 during the six-month period ended April 30, 2019. Please reference the Security Valuation section of the Notes to Financial Statements for more information regarding security valuation and pricing inputs.

PORTFOLIO ABBREVIATIONS:

LIBOR	London Interbank Offered Rate
MTN	Medium Term Note

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2019

Transamerica Small Cap Core

SCHEDULE OF INVESTMENTS

At April 30, 2019

(unaudited)

	Shares	Value
COMMON STOCKS - 97.7%
Aerospace & Defense - 0.3%
AAR Corp.	19,550	$ 660,204

Air Freight & Logistics - 0.3%
Echo Global Logistics, Inc. (A)	26,635	611,007

Banks - 9.5%
1st Source Corp.	11,300	529,179
Bancorp, Inc. (A)	35,970	367,254
Bank OZK	19,580	639,287
Cadence BanCorp	30,100	684,775
Cathay General Bancorp	16,995	625,246
Central Pacific Financial Corp.	23,745	712,587
CIT Group, Inc.	13,175	701,832
Community Trust Bancorp, Inc.	9,795	413,839
Customers Bancorp, Inc. (A)	31,475	712,909
Eagle Bancorp, Inc. (A)	11,405	630,240
Enterprise Financial Services Corp.	13,445	571,950
Financial Institutions, Inc.	17,855	491,013
First Financial Corp.	11,790	485,394
First Internet Bancorp	12,560	274,938
First Merchants Corp.	15,995	586,537
First of Long Island Corp.	23,105	537,653
Franklin Financial Network, Inc.	18,395	508,622
Great Southern Bancorp, Inc.	9,550	553,423
Hanmi Financial Corp.	29,045	688,947
Home BancShares, Inc.	34,550	663,015
Hope Bancorp, Inc.	45,110	634,247
IBERIABANK Corp.	8,860	704,370
Independent Bank Corp.	23,090	497,128
Lakeland Financial Corp.	13,900	663,725
Pacific City Financial Corp.	12,485	228,725
Peapack Gladstone Financial Corp.	18,530	536,073
Preferred Bank	11,780	579,458
RBB Bancorp	12,555	243,065
Sandy Spring Bancorp, Inc.	19,125	667,271
Sterling Bancorp	34,165	731,814
Synovus Financial Corp.	17,360	639,890
Texas Capital Bancshares, Inc. (A)	11,310	732,096
Western Alliance Bancorp (A)	14,675	701,171

		18,937,673

Biotechnology - 2.3%
Acorda Therapeutics, Inc. (A)	46,405	484,932
AMAG Pharmaceuticals, Inc. (A)	45,545	508,282
Anika Therapeutics, Inc. (A)	18,350	584,448
Eagle Pharmaceuticals, Inc. (A)	12,725	654,192
Ligand Pharmaceuticals, Inc. (A) (B)	5,230	658,196
Myriad Genetics, Inc. (A)	19,925	627,239
PDL BioPharma, Inc. (A)	181,495	593,489
United Therapeutics Corp. (A)	5,185	531,825

		4,642,603

Building Products - 0.6%
NCI Building Systems, Inc. (A)	104,110	595,509
Quanex Building Products Corp.	37,390	625,161

		1,220,670

Capital Markets - 2.0%
Cowen, Inc. (A)	42,905	718,659
Greenhill & Co., Inc.	29,245	605,664
Janus Henderson Group PLC	25,455	638,157

	Shares	Value
COMMON STOCKS (continued)
Capital Markets (continued)
Legg Mason, Inc.	22,010	$ 736,234
Oaktree Specialty Lending Corp.	118,845	627,501
Waddell & Reed Financial, Inc., Class A (B)	34,960	654,801

		3,981,016

Chemicals - 1.5%
Huntsman Corp.	26,720	594,253
Kraton Corp. (A)	19,285	632,933
Olin Corp.	26,425	573,158
Tredegar Corp.	26,440	476,449
Trinseo SA	13,685	615,141

		2,891,934

Commercial Services & Supplies - 2.8%
ABM Industries, Inc.	18,675	709,090
ACCO Brands Corp.	75,160	686,962
Deluxe Corp.	14,135	632,117
Ennis, Inc.	28,660	578,359
HNI Corp.	16,710	613,424
Matthews International Corp., Class A	17,720	709,863
Pitney Bowes, Inc.	87,190	619,921
Quad/Graphics, Inc.	45,535	555,982
R.R. Donnelley & Sons Co.	116,296	537,288

		5,643,006

Communications Equipment - 0.6%
Ceragon Networks, Ltd. (A)	137,405	526,261
Comtech Telecommunications Corp.	27,815	654,487

		1,180,748

Construction & Engineering - 1.7%
AECOM (A)	21,600	732,240
Aegion Corp. (A)	33,070	658,424
EMCOR Group, Inc.	8,650	727,811
Sterling Construction Co., Inc. (A)	45,885	622,201
Tutor Perini Corp. (A)	35,325	705,440

		3,446,116

Consumer Finance - 0.4%
Navient Corp.	55,850	754,534

Containers & Packaging - 0.9%
Greif, Inc., Class A	15,725	621,452
Myers Industries, Inc.	29,090	520,420
Owens-Illinois, Inc.	32,145	635,185

		1,777,057

Distributors - 0.3%
Core-Mark Holding Co., Inc.	17,275	627,946

Diversified Consumer Services - 0.5%
American Public Education, Inc. (A)	16,560	529,920
K12, Inc. (A)	18,427	555,021

		1,084,941

Electric Utilities - 0.7%
Hawaiian Electric Industries, Inc.	15,900	659,532
Portland General Electric Co.	12,330	644,982

		1,304,514

Electrical Equipment - 0.7%
Acuity Brands, Inc.	4,820	705,311
Regal Beloit Corp.	7,730	657,668

		1,362,979

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2019

Transamerica Small Cap Core

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2019

(unaudited)

	Shares	Value
COMMON STOCKS (continued)
Electronic Equipment, Instruments & Components - 5.1%
Anixter International, Inc. (A)	10,580	$ 665,165
Avnet, Inc.	15,645	760,503
Badger Meter, Inc.	11,690	648,561
Belden, Inc.	11,290	627,159
CTS Corp.	21,245	636,288
Fabrinet (A)	11,730	709,900
Hollysys Automation Technologies, Ltd.	26,750	559,877
Insight Enterprises, Inc. (A)	11,920	674,434
OSI Systems, Inc. (A)	7,660	690,396
PC Connection, Inc.	17,765	660,147
PCM, Inc. (A)	17,600	485,584
Sanmina Corp. (A)	20,760	704,179
ScanSource, Inc. (A)	15,815	595,435
Tech Data Corp. (A)	6,065	646,590
Vishay Intertechnology, Inc.	30,465	603,512
Vishay Precision Group, Inc. (A)	15,275	578,464

		10,246,194

Energy Equipment & Services - 1.8%
Helix Energy Solutions Group, Inc. (A)	81,195	634,945
Mammoth Energy Services, Inc.	37,945	591,563
Matrix Service Co. (A)	30,650	601,046
Nabors Industries, Ltd.	170,090	595,315
Precision Drilling Corp. (A)	236,305	576,584
SEACOR Holdings, Inc. (A)	13,900	619,106

		3,618,559

Equity Real Estate Investment Trusts - 6.8%
Apple Hospitality, Inc.	39,785	654,463
Brixmor Property Group, Inc.	35,070	627,052
CBL & Associates Properties, Inc. (B)	427,470	431,745
Chatham Lodging Trust	30,875	607,929
Chesapeake Lodging Trust	21,795	621,157
CoreCivic, Inc.	30,165	627,734
Franklin Street Properties Corp.	79,045	621,294
Global Medical, Inc., REIT	65,465	667,743
Hersha Hospitality Trust	36,715	681,797
Hospitality Properties Trust	23,255	604,630
Industrial Logistics Properties Trust	31,875	632,719
Kite Realty Group Trust	39,310	620,705
Lexington Realty Trust	71,280	646,509
Medical Properties Trust, Inc.	34,830	608,132
Office Properties Income Trust	20,028	543,560
Retail Properties of America, Inc., Class A	52,480	644,979
RLJ Lodging Trust	34,815	640,944
Sabra Health Care, Inc.	32,985	645,187
Senior Housing Properties Trust	64,810	520,424
Spirit Realty Capital, Inc.	16,521	668,440
Summit Hotel Properties, Inc.	56,390	654,688
Washington Prime Group, Inc. (B)	122,770	546,326

		13,518,157

Food & Staples Retailing - 1.3%
Natural Grocers by Vitamin Cottage, Inc. (A)	45,890	568,118
SpartanNash Co.	39,575	639,928
Sprouts Farmers Market, Inc. (A)	28,615	612,933
Weis Markets, Inc.	15,855	666,703

		2,487,682

	Shares	Value
COMMON STOCKS (continued)
Food Products - 0.9%
Cal-Maine Foods, Inc.	14,210	$ 584,173
Dean Foods Co. (B)	262,390	446,063
TreeHouse Foods, Inc. (A)	11,165	747,832

		1,778,068

Health Care Equipment & Supplies - 3.0%
Accuray, Inc. (A)	131,755	545,466
AngioDynamics, Inc. (A)	27,855	572,142
CONMED Corp.	7,815	625,434
Haemonetics Corp. (A)	7,660	668,565
Hill-Rom Holdings, Inc.	6,135	622,212
Integer Holdings Corp. (A)	7,665	529,575
Masimo Corp. (A)	4,655	605,848
Meridian Bioscience, Inc.	48,350	556,508
Natus Medical, Inc. (A)	25,385	679,302
Orthofix Medical, Inc. (A)	10,735	588,171

		5,993,223

Health Care Providers & Services - 6.9%
Acadia Healthcare Co., Inc. (A) (B)	22,920	733,898
Addus HomeCare Corp. (A)	8,980	609,742
Amedisys, Inc. (A)	4,950	632,709
AMN Healthcare Services, Inc. (A)	13,230	688,754
Brookdale Senior Living, Inc. (A)	95,890	592,600
Chemed Corp.	2,057	672,186
Community Health Systems, Inc. (A)	150,145	516,499
Cross Country Healthcare, Inc. (A)	67,055	472,738
Encompass Health Corp.	10,975	707,339
Ensign Group, Inc.	12,705	654,562
Magellan Health, Inc. (A)	10,065	704,550
MEDNAX, Inc. (A)	20,690	578,699
Molina Healthcare, Inc. (A)	4,465	578,798
National HealthCare Corp.	8,720	657,749
Owens & Minor, Inc.	161,575	550,971
Patterson Cos., Inc.	28,345	619,055
Premier, Inc., Class A (A)	18,395	611,266
Providence Service Corp. (A)	9,975	661,642
Select Medical Holdings Corp. (A)	41,005	589,242
Tenet Healthcare Corp. (A)	21,475	470,302
Tivity Health, Inc. (A)	35,060	757,997
US Physical Therapy, Inc.	5,835	679,719

		13,741,017

Health Care Technology - 1.5%
Allscripts Healthcare Solutions, Inc. (A)	68,450	675,601
Computer Programs & Systems, Inc.	19,325	587,287
HealthStream, Inc. (A)	19,255	504,096
HMS Holdings Corp. (A)	20,020	609,209
NextGen Healthcare, Inc. (A)	36,345	682,922

		3,059,115

Hotels, Restaurants & Leisure - 0.4%
Red Robin Gourmet Burgers, Inc. (A)	22,590	723,558

Household Durables - 0.4%
Ethan Allen Interiors, Inc.	32,840	725,764

Independent Power & Renewable Electricity Producers - 0.3%
Clearway Energy, Inc., Class C	41,645	660,906

Insurance - 1.6%
Ambac Financial Group, Inc. (A)	32,165	601,485
Assured Guaranty, Ltd.	14,295	681,871

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2019

Transamerica Small Cap Core

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2019

(unaudited)

	Shares	Value
COMMON STOCKS (continued)
Insurance (continued)
CNO Financial Group, Inc.	39,385	$ 651,822
Genworth Financial, Inc., Class A (A)	169,945	644,092
Hanover Insurance Group, Inc.	5,655	682,050

		3,261,320

Interactive Media & Services - 0.7%
Meet Group, Inc. (A)	125,825	699,587
QuinStreet, Inc. (A)	49,485	706,151

		1,405,738

Internet & Direct Marketing Retail - 0.2%
Points International, Ltd. (A)	23,190	301,702

IT Services - 2.7%
CACI International, Inc., Class A (A)	3,700	721,278
Cardtronics PLC, Class A (A)	17,955	642,071
EVERTEC, Inc.	22,770	712,929
MAXIMUS, Inc.	8,670	638,545
NIC, Inc.	39,350	679,181
Perficient, Inc. (A)	24,090	709,210
Sykes Enterprises, Inc. (A)	24,543	681,068
Unisys Corp. (A)	50,905	570,645

		5,354,927

Life Sciences Tools & Services - 1.3%
Bruker Corp.	16,580	639,988
Charles River Laboratories International, Inc. (A)	4,360	612,449
ICON PLC (A)	4,735	646,707
Medpace Holdings, Inc. (A)	10,865	610,287

		2,509,431

Machinery - 2.6%
AGCO Corp.	9,875	698,953
Commercial Vehicle Group, Inc. (A)	60,169	536,707
EnPro Industries, Inc.	9,295	690,804
Meritor, Inc. (A)	29,775	722,342
Rexnord Corp. (A)	23,015	658,229
Terex Corp.	20,165	672,099
TriMas Corp. (A)	20,415	631,436
Wabash National Corp.	42,190	636,225

		5,246,795

Media - 2.4%
AMC Networks, Inc., Class A (A)	9,920	579,427
Entercom Communications Corp., Class A (B)	120,200	826,976
John Wiley & Sons, Inc., Class A	14,645	676,306
MSG Networks, Inc., Class A (A)	25,855	595,441
News Corp., Class A	48,410	601,252
Sinclair Broadcast Group, Inc., Class A	15,555	712,264
TEGNA, Inc.	47,720	759,702

		4,751,368

Metals & Mining - 1.5%
AK Steel Holding Corp. (A) (B)	221,615	536,308
Schnitzer Steel Industries, Inc., Class A	25,970	616,008
SunCoke Energy, Inc. (A)	74,495	641,402
U.S. Steel Corp.	29,390	458,484
Worthington Industries, Inc.	17,060	684,618

		2,936,820

Mortgage Real Estate Investment Trusts - 1.0%
Ares Commercial Real Estate Corp.	41,050	623,960
Invesco Mortgage Capital, Inc.	41,845	682,911

	Shares	Value
COMMON STOCKS (continued)
Mortgage Real Estate Investment Trusts (continued)
Two Harbors Investment Corp.	44,905	$ 622,383

		1,929,254

Multi-Utilities - 0.6%
MDU Resources Group, Inc.	23,130	604,850
NorthWestern Corp.	9,185	641,572

		1,246,422

Oil, Gas & Consumable Fuels - 5.2%
Arch Coal, Inc., Class A	7,250	703,105
Bonanza Creek Energy, Inc. (A)	28,960	697,067
CNX Resources Corp. (A)	62,975	564,256
Cosan, Ltd., Class A	55,695	680,593
Green Plains, Inc.	38,105	661,884
Gulfport Energy Corp. (A)	83,325	545,779
Laredo Petroleum, Inc. (A)	224,915	679,243
PBF Energy, Inc., Class A	18,610	624,924
Peabody Energy Corp.	23,685	681,417
Renewable Energy Group, Inc. (A)	29,275	706,113
SM Energy Co.	39,910	635,766
Southwestern Energy Co. (A)	155,905	615,825
Unit Corp. (A)	42,986	582,890
W&T Offshore, Inc. (A)	92,475	589,991
Whiting Petroleum Corp. (A)	24,265	664,618
World Fuel Services Corp.	23,750	732,688

		10,366,159

Paper & Forest Products - 1.5%
Boise Cascade Co.	23,330	646,008
Domtar Corp.	13,325	651,592
Resolute Forest Products, Inc.	69,965	553,423
Schweitzer-Mauduit International, Inc.	16,375	582,459
Verso Corp., Class A (A)	26,590	593,489

		3,026,971

Personal Products - 1.2%
Edgewell Personal Care Co. (A)	14,500	597,835
Inter Parfums, Inc.	9,165	664,371
Nu Skin Enterprises, Inc., Class A	11,190	569,235
USANA Health Sciences, Inc. (A)	7,025	586,307

		2,417,748

Pharmaceuticals - 2.7%
ANI Pharmaceuticals, Inc. (A)	9,280	658,695
Assertio Therapeutics, Inc. (A)	124,720	520,082
Bausch Health Cos., Inc. (A)	25,785	595,376
Endo International PLC (A)	83,075	623,063
Horizon Pharma PLC (A)	23,495	599,827
Innoviva, Inc. (A)	43,410	609,042
Mallinckrodt PLC (A)	28,370	438,600
Prestige Consumer Healthcare, Inc. (A)	22,890	673,424
Taro Pharmaceutical Industries, Ltd.	6,030	647,682

		5,365,791

Professional Services - 2.4%
Heidrick & Struggles International, Inc.	16,175	578,741
InnerWorkings, Inc. (A)	65,475	221,306
Kelly Services, Inc., Class A	26,440	588,554
Kforce, Inc.	17,750	639,355
ManpowerGroup, Inc.	7,590	728,944
Navigant Consulting, Inc.	32,575	743,687

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2019

Transamerica Small Cap Core

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2019

(unaudited)

	Shares	Value
COMMON STOCKS (continued)
Professional Services (continued)
Resources Connection, Inc.	34,895	$ 560,414
TrueBlue, Inc. (A)	26,905	650,025

		4,711,026

Road & Rail - 1.4%
ArcBest Corp.	18,746	572,878
Covenant Transportation Group, Inc., Class A (A)	27,420	535,513
Landstar System, Inc.	5,870	639,595
USA Truck, Inc. (A)	26,345	375,153
YRC Worldwide, Inc. (A)	85,060	579,258

		2,702,397

Semiconductors & Semiconductor Equipment - 2.5%
Canadian Solar, Inc. (A) (B)	28,795	575,324
Cirrus Logic, Inc. (A)	15,115	719,172
Cohu, Inc.	36,100	535,363
Diodes, Inc. (A)	17,590	640,628
Kulicke & Soffa Industries, Inc.	27,905	649,350
MKS Instruments, Inc.	6,520	593,385
Synaptics, Inc. (A)	15,575	586,710
Xperi Corp.	26,145	649,703

		4,949,635

Software - 0.9%
CommVault Systems, Inc. (A)	9,920	521,792
Nuance Communications, Inc. (A)	37,615	633,060
TiVo Corp.	69,040	646,905

		1,801,757

Specialty Retail - 5.8%
Abercrombie & Fitch Co., Class A	18,905	565,071
American Eagle Outfitters, Inc.	24,065	572,266
Bed Bath & Beyond, Inc. (B)	31,865	532,464
Cato Corp., Class A	36,095	547,200
Chico’s FAS, Inc.	118,080	413,280
Designer Brands, Inc.	17,785	395,716
Dick’s Sporting Goods, Inc.	13,125	485,625
Express, Inc. (A)	105,450	388,056
Foot Locker, Inc.	8,175	467,692
GameStop Corp., Class A (B)	47,160	407,934
Genesco, Inc. (A)	10,240	458,854
Haverty Furniture Cos., Inc.	22,205	528,923
Hibbett Sports, Inc. (A)	21,840	452,088
Office Depot, Inc.	132,150	317,160
Rent-A-Center, Inc. (A)	23,580	587,849
Sally Beauty Holdings, Inc. (A) (B)	25,895	458,342
Shoe Carnival, Inc. (B)	15,755	561,823
Signet Jewelers, Ltd.	18,805	435,900
Tailored Brands, Inc. (B)	65,085	530,443
Tilly’s, Inc., Class A	41,975	493,626
Urban Outfitters, Inc. (A)	15,675	466,018
Vitamin Shoppe, Inc. (A)	75,405	473,543
Williams-Sonoma, Inc.	8,155	466,221
Zumiez, Inc. (A)	20,205	538,059

		11,544,153

Technology Hardware, Storage & Peripherals - 1.0%
Immersion Corp. (A)	68,875	650,869
NCR Corp. (A)	24,635	713,183
Stratasys, Ltd. (A)	24,195	562,534

		1,926,586

	Shares	Value
COMMON STOCKS (continued)
Textiles, Apparel & Luxury Goods - 1.6%
Crocs, Inc. (A)	21,558	$ 600,390
Deckers Outdoor Corp. (A)	4,670	738,841
Fossil Group, Inc. (A)	39,085	510,841
Ralph Lauren Corp.	5,480	721,058
Vera Bradley, Inc. (A)	53,185	653,112

		3,224,242

Thrifts & Mortgage Finance - 2.1%
Flagstar Bancorp, Inc.	19,250	688,187
MGIC Investment Corp. (A)	47,375	693,570
Ocwen Financial Corp. (A)	250,705	423,691
PennyMac Financial Services, Inc.	28,945	645,474
Radian Group, Inc.	29,755	696,862
United Community Financial Corp.	33,850	311,759
Washington Federal, Inc.	23,465	777,630

		4,237,173

Trading Companies & Distributors - 1.0%
BMC Stock Holdings, Inc. (A)	36,165	744,276
Titan Machinery, Inc. (A)	41,140	707,608
WESCO International, Inc. (A)	10,865	621,912

		2,073,796

Wireless Telecommunication Services - 0.3%
Telephone & Data Systems, Inc.	18,695	595,997

Total Common Stocks (Cost $200,648,259)		194,566,399

OTHER INVESTMENT COMPANY - 3.0%
Securities Lending Collateral - 3.0%
State Street Navigator Securities Lending Trust - Government Money Market Portfolio, 2.51% (C)	5,908,423	5,908,423

Total Other Investment Company (Cost $5,908,423)		5,908,423

	Principal	Value
REPURCHASE AGREEMENT - 2.4%
Fixed Income Clearing Corp., 1.45% (C), dated 04/30/2019, to be repurchased at $4,710,452 on 05/01/2019. Collateralized by a U.S. Government Obligation, 2.75%, due 08/15/2021, and with a value of $4,809,420.	$ 4,710,262	4,710,262

Total Repurchase Agreement (Cost $4,710,262)		4,710,262

Total Investments (Cost $211,266,944)		205,185,084
Net Other Assets (Liabilities) - (3.1)%		(6,218,341)

Net Assets - 100.0%		$ 198,966,743

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2019

Transamerica Small Cap Core

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2019

(unaudited)

SECURITY VALUATION:

Valuation Inputs (D)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Common Stocks	$194,566,399	$—	$—	$194,566,399
Other Investment Company	5,908,423	—	—	5,908,423
Repurchase Agreement	—	4,710,262	—	4,710,262

Total Investments	$200,474,822	$4,710,262	$—	$205,185,084

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	Non-income producing securities.
(B)	All or a portion of the securities are on loan. The total value of all securities on loan is $5,624,879. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(C)	Rates disclosed reflect the yields at April 30, 2019.
(D)	There were no transfers in or out of Level 3 during the six-month period ended April 30, 2019. Please reference the Security Valuation section of the Notes to Financial Statements for more information regarding security valuation and pricing inputs.

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2019

Transamerica Small Cap Growth

SCHEDULE OF INVESTMENTS

At April 30, 2019

(unaudited)

	Shares	Value
COMMON STOCKS - 96.9%
Aerospace & Defense - 5.0%
Axon Enterprise, Inc. (A)	57,065	$ 3,623,628
Kratos Defense & Security Solutions, Inc. (A)	93,130	1,478,904
Mercury Systems, Inc. (A)	29,750	2,172,345

		7,274,877

Banks - 3.9%
Banc of California, Inc.	98,017	1,422,227
CenterState Bank Corp.	112,605	2,779,091
LegacyTexas Financial Group, Inc.	35,456	1,421,077

		5,622,395

Biotechnology - 2.7%
Repligen Corp. (A)	57,645	3,884,120

Chemicals - 2.2%
Quaker Chemical Corp.	14,182	3,174,215

Diversified Consumer Services - 1.2%
Chegg, Inc. (A)	47,428	1,690,808

Diversified Telecommunication Services - 1.0%
Cogent Communications Holdings, Inc.	25,945	1,432,942

Energy Equipment & Services - 1.0%
Select Energy Services, Inc., Class A (A)	126,490	1,457,165

Food Products - 4.8%
Calavo Growers, Inc.	29,700	2,845,557
J&J Snack Foods Corp.	26,266	4,128,490

		6,974,047

Health Care Equipment & Supplies - 8.5%
Heska Corp. (A)	18,390	1,428,168
Integer Holdings Corp. (A)	15,888	1,097,702
LeMaitre Vascular, Inc.	53,033	1,531,593
Mesa Laboratories, Inc.	16,449	3,893,314
Neogen Corp. (A)	42,843	2,598,856
Tactile Systems Technology, Inc. (A)	35,650	1,773,944

		12,323,577

Health Care Providers & Services - 1.6%
BioTelemetry, Inc. (A)	41,796	2,273,702

Health Care Technology - 3.8%
Medidata Solutions, Inc. (A)	30,845	2,786,537
Tabula Rasa HealthCare, Inc. (A) (B)	50,450	2,686,967

		5,473,504

Household Durables - 3.3%
Skyline Champion Corp.	107,685	2,273,231
TopBuild Corp. (A)	34,305	2,443,545

		4,716,776

Insurance - 1.4%
Goosehead Insurance, Inc., Class A	68,139	2,076,195

IT Services - 10.5%
Evo Payments, Inc., Class A (A)	142,623	4,237,329
MAXIMUS, Inc.	61,738	4,547,004
WNS Holdings, Ltd., ADR (A)	112,427	6,425,203

		15,209,536

Leisure Products - 1.4%
Malibu Boats, Inc., Class A (A)	49,808	2,073,009

Life Sciences Tools & Services - 9.5%
Cambrex Corp. (A)	79,668	3,427,317
Medpace Holdings, Inc. (A)	37,631	2,113,733

	Shares	Value
COMMON STOCKS (continued)
Life Sciences Tools & Services (continued)
NeoGenomics, Inc. (A)	108,150	$ 2,252,765
PRA Health Sciences, Inc. (A)	60,805	5,887,140

		13,680,955

Oil, Gas & Consumable Fuels - 1.3%
Callon Petroleum Co. (A) (B)	245,510	1,843,780

Personal Products - 3.6%
Inter Parfums, Inc.	72,008	5,219,860

Pharmaceuticals - 1.3%
Supernus Pharmaceuticals, Inc. (A)	51,516	1,892,183

Road & Rail - 3.2%
Marten Transport, Ltd.	119,880	2,371,226
Saia, Inc. (A)	35,027	2,255,389

		4,626,615

Semiconductors & Semiconductor Equipment - 2.9%
Cabot Microelectronics Corp.	15,310	1,932,888
Silicon Laboratories, Inc. (A)	21,631	2,328,793

		4,261,681

Software - 15.9%
Appfolio, Inc., Class A (A)	17,387	1,688,452
Box, Inc., Class A (A)	165,315	3,408,795
Mimecast, Ltd. (A)	72,037	3,710,626
Pegasystems, Inc.	94,090	7,057,691
Qualys, Inc. (A)	49,785	4,493,594
Workiva, Inc. (A)	48,474	2,575,908

		22,935,066

Textiles, Apparel & Luxury Goods - 2.7%
Oxford Industries, Inc.	17,520	1,455,211
Steven Madden, Ltd.	68,170	2,477,980

		3,933,191

Thrifts & Mortgage Finance - 1.7%
LendingTree, Inc. (A) (B)	6,222	2,394,350

Trading Companies & Distributors - 2.5%
SiteOne Landscape Supply, Inc. (A) (B)	53,911	3,628,210

Total Common Stocks (Cost $104,196,942)		140,072,759

OTHER INVESTMENT COMPANY - 3.2%
Securities Lending Collateral - 3.2%
State Street Navigator Securities Lending Trust - Government Money Market Portfolio, 2.51% (C)	4,629,001	4,629,001

Total Other Investment Company (Cost $4,629,001)		4,629,001

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2019

Transamerica Small Cap Growth

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2019

(unaudited)

Principal	Value
REPURCHASE AGREEMENT - 3.7%

Fixed Income Clearing Corp., 1.45% (C), dated 04/30/2019, to be repurchased at $5,407,241 on 05/01/2019. Collateralized by a U.S. Government Obligation, 2.75%, due 08/15/2021, and with a value of $5,515,343.

$ 5,407,023	$ 5,407,023

Total Repurchase Agreement (Cost $5,407,023)	5,407,023

Total Investments (Cost $114,232,966)	150,108,783
Net Other Assets (Liabilities) - (3.8)%	(5,509,162)

Net Assets - 100.0%	$ 144,599,621

SECURITY VALUATION:

Valuation Inputs (D)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Common Stocks	$140,072,759	$—	$—	$140,072,759
Other Investment Company	4,629,001	—	—	4,629,001
Repurchase Agreement	—	5,407,023	—	5,407,023

Total Investments	$144,701,760	$5,407,023	$—	$150,108,783

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	Non-income producing securities.
(B)	All or a portion of the securities are on loan. The total value of all securities on loan is $4,514,570. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(C)	Rates disclosed reflect the yields at April 30, 2019.
(D)	There were no transfers in or out of Level 3 during the six-month period ended April 30, 2019. Please reference the Security Valuation section of the Notes to Financial Statements for more information regarding security valuation and pricing inputs.

PORTFOLIO ABBREVIATION:

ADR	American Depositary Receipt

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2019

Transamerica Small Cap Value

SCHEDULE OF INVESTMENTS

At April 30, 2019

(unaudited)

	Shares	Value
COMMON STOCKS - 99.0%
Auto Components - 3.3%
American Axle & Manufacturing Holdings, Inc. (A)	189,600	$ 2,796,600
Stoneridge, Inc. (A)	104,973	3,299,302
Visteon Corp. (A)	44,168	2,915,971

		9,011,873

Automobiles - 1.2%
Winnebago Industries, Inc.	93,026	3,290,330

Banks - 15.8%
Amalgamated Bank, Class A	123,157	2,087,511
Berkshire Hills Bancorp, Inc.	87,205	2,615,278
Cadence BanCorp	149,085	3,391,684
Cathay General Bancorp	77,186	2,839,673
ConnectOne Bancorp, Inc.	116,077	2,533,961
Enterprise Financial Services Corp.	47,010	1,999,805
First Bancorp	73,544	2,788,053
First Interstate BancSystem, Inc., Class A	67,907	2,869,750
First Midwest Bancorp, Inc.	115,763	2,485,431
Independent Bank Group, Inc.	51,063	2,910,591
Pacific Premier Bancorp, Inc.	90,060	2,618,044
Simmons First National Corp., Class A	102,877	2,612,047
United Community Banks, Inc.	96,500	2,709,720
Valley National Bancorp	265,994	2,787,617
Veritex Holdings, Inc.	116,613	3,091,411
WesBanco, Inc.	70,249	2,832,440

		43,173,016

Building Products - 0.7%
Builders FirstSource, Inc. (A)	133,364	1,837,756

Capital Markets - 0.9%
Stifel Financial Corp.	42,596	2,541,703

Chemicals - 2.5%
Cabot Corp.	50,103	2,273,674
Ferro Corp. (A)	140,365	2,508,323
Livent Corp. (A)	184,940	1,993,653

		6,775,650

Commercial Services & Supplies - 2.3%
BrightView Holdings, Inc. (A)	145,080	2,327,083
Charah Solutions, Inc. (A)	182,226	1,282,871
Interface, Inc.	161,964	2,597,903

		6,207,857

Communications Equipment - 2.7%
Casa Systems, Inc. (A)	177,364	1,700,921
Lumentum Holdings, Inc. (A)	45,785	2,837,296
Plantronics, Inc.	54,824	2,822,340

		7,360,557

Construction & Engineering - 2.7%
MasTec, Inc. (A)	87,268	4,420,124
Tutor Perini Corp. (A)	152,430	3,044,027

		7,464,151

Consumer Finance - 2.0%
Encore Capital Group, Inc. (A) (B)	94,918	2,682,383
PRA Group, Inc. (A)	97,094	2,730,283

		5,412,666

Containers & Packaging - 1.0%
Graphic Packaging Holding Co.	195,963	2,719,966

	Shares	Value
COMMON STOCKS (continued)
Electric Utilities - 0.4%
Spark Energy, Inc., Class A	124,249	$ 1,175,396

Electronic Equipment, Instruments & Components - 4.6%
Knowles Corp. (A)	189,582	3,579,308
Sanmina Corp. (A)	98,477	3,340,340
ScanSource, Inc. (A)	76,581	2,883,275
TTM Technologies, Inc. (A)	216,440	2,865,665

		12,668,588

Energy Equipment & Services - 1.2%
Select Energy Services, Inc., Class A (A)	289,632	3,336,561

Entertainment - 2.9%
AMC Entertainment Holdings, Inc., Class A (B)	148,135	2,245,727
IMAX Corp. (A)	139,084	3,390,868
Lions Gate Entertainment Corp., Class B	177,476	2,413,673

		8,050,268

Equity Real Estate Investment Trusts - 11.7%
Alexander & Baldwin, Inc.	110,840	2,618,041
CatchMark Timber Trust, Inc., Class A	255,741	2,557,410
Chatham Lodging Trust	118,906	2,341,259
Corporate Office Properties Trust	119,478	3,331,047
Cousins Properties, Inc.	240,840	2,304,839
Easterly Government Properties, Inc. (B)	166,436	2,995,848
Front Yard Residential Corp.	244,119	2,419,219
Jernigan Capital, Inc.	127,601	2,688,553
Kite Realty Group Trust	166,039	2,621,756
Lexington Realty Trust	293,546	2,662,462
Physicians Realty Trust	124,730	2,252,624
QTS Realty Trust, Inc., Class A (B)	69,152	3,136,043

		31,929,101

Food Products - 1.6%
B&G Foods, Inc. (B)	72,381	1,881,906
Darling Ingredients, Inc. (A)	111,782	2,437,965

		4,319,871

Gas Utilities - 0.8%
South Jersey Industries, Inc.	73,020	2,345,402

Health Care Equipment & Supplies - 2.1%
Lantheus Holdings, Inc. (A)	233,604	5,643,873

Health Care Providers & Services - 1.6%
AMN Healthcare Services, Inc. (A)	66,420	3,457,825
Capital Senior Living Corp. (A)	197,164	828,089

		4,285,914

Hotels, Restaurants & Leisure - 1.1%
International Game Technology PLC (B)	198,860	2,909,322

Household Durables - 1.3%
Century Communities, Inc. (A)	137,869	3,506,009

Insurance - 3.6%
Brighthouse Financial, Inc. (A)	67,586	2,824,419
Health Insurance Innovations, Inc., Class A (A) (B)	84,689	1,974,947
Horace Mann Educators Corp.	63,400	2,445,972
James River Group Holdings, Ltd.	62,439	2,636,175

		9,881,513

Leisure Products - 1.0%
Callaway Golf Co.	162,536	2,854,132

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2019

Transamerica Small Cap Value

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2019

(unaudited)

	Shares	Value
COMMON STOCKS (continued)
Life Sciences Tools & Services - 1.0%
Cambrex Corp. (A)	62,544	$ 2,690,643

Machinery - 2.1%
Briggs & Stratton Corp.	223,757	2,729,836
Meritor, Inc. (A)	124,459	3,019,375

		5,749,211

Media - 3.1%
Gray Television, Inc. (A)	126,165	2,956,046
MSG Networks, Inc., Class A (A)	141,849	3,266,783
Tribune Publishing Co. (A)	219,020	2,356,655

		8,579,484

Multi-Utilities - 2.7%
Avista Corp.	68,603	2,959,533
Black Hills Corp.	33,398	2,430,039
NorthWestern Corp.	27,058	1,890,001

		7,279,573

Oil, Gas & Consumable Fuels - 3.3%
Callon Petroleum Co. (A)	288,223	2,164,555
Centennial Resource Development, Inc., Class A (A)	170,470	1,795,049
Ring Energy, Inc. (A)	323,123	1,673,777
Scorpio Tankers, Inc.	71,983	1,855,722
Whiting Petroleum Corp. (A)	54,160	1,483,442

		8,972,545

Pharmaceuticals - 0.7%
Corcept Therapeutics, Inc. (A) (B)	150,125	1,858,547

Real Estate Management & Development - 1.6%
Cushman & Wakefield PLC (A)	125,897	2,472,617
Newmark Group, Inc., Class A	242,766	2,068,366

		4,540,983

Road & Rail - 2.2%
Hertz Global Holdings, Inc. (A)	192,974	3,508,267
Ryder System, Inc.	40,056	2,523,528

		6,031,795

Semiconductors & Semiconductor Equipment - 3.8%
FormFactor, Inc. (A)	217,279	4,117,437
Ichor Holdings, Ltd. (A)	27,849	701,238
Kulicke & Soffa Industries, Inc.	125,297	2,915,661
Ultra Clean Holdings, Inc. (A)	233,144	2,790,734

		10,525,070

Software - 1.8%
Ebix, Inc. (B)	55,188	2,785,890
TiVo Corp.	237,708	2,227,324

		5,013,214

Specialty Retail - 2.0%
Asbury Automotive Group, Inc. (A)	35,201	2,822,416
Urban Outfitters, Inc. (A)	93,170	2,769,944

		5,592,360

Textiles, Apparel & Luxury Goods - 0.9%
Oxford Industries, Inc.	28,705	2,384,237

Thrifts & Mortgage Finance - 1.9%
Axos Financial, Inc. (A)	75,210	2,460,871
OceanFirst Financial Corp.	109,582	2,759,275

		5,220,146

	Shares	Value
COMMON STOCKS (continued)
Trading Companies & Distributors - 2.9%
GMS, Inc. (A)	156,851	$ 2,763,715
Rush Enterprises, Inc., Class A	67,527	2,863,820
Triton International, Ltd.	69,478	2,289,300

		7,916,835

Total Common Stocks (Cost $258,457,001)		271,056,118

OTHER INVESTMENT COMPANY - 5.5%
Securities Lending Collateral - 5.5%
State Street Navigator Securities Lending Trust - Government Money Market Portfolio, 2.51% (C)	14,963,701	14,963,701

Total Other Investment Company (Cost $14,963,701)		14,963,701

	Principal	Value
REPURCHASE AGREEMENT - 0.6%
Fixed Income Clearing Corp., 1.45% (C), dated 04/30/2019, to be repurchased at $1,710,794 on 05/01/2019. Collateralized by a U.S. Government Obligation, 2.75%, due 08/15/2021, and with a value of $1,747,033.	$ 1,710,725	1,710,725

Total Repurchase Agreement (Cost $1,710,725)		1,710,725

Total Investments (Cost $275,131,427)		287,730,544
Net Other Assets (Liabilities) - (5.1)%		(14,068,406)

Net Assets - 100.0%		$ 273,662,138

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2019

Transamerica Small Cap Value

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2019

(unaudited)

SECURITY VALUATION:

Valuation Inputs (D)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Common Stocks	$271,056,118	$—	$—	$271,056,118
Other Investment Company	14,963,701	—	—	14,963,701
Repurchase Agreement	—	1,710,725	—	1,710,725

Total Investments	$286,019,819	$1,710,725	$—	$287,730,544

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	Non-income producing securities.
(B)	All or a portion of the securities are on loan. The total value of all securities on loan is $14,585,663. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(C)	Rates disclosed reflect the yields at April 30, 2019.
(D)	There were no transfers in or out of Level 3 during the six-month period ended April 30, 2019. Please reference the Security Valuation section of the Notes to Financial Statements for more information regarding security valuation and pricing inputs.

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2019

Transamerica Small/Mid Cap Value

SCHEDULE OF INVESTMENTS

At April 30, 2019

(unaudited)

	Shares	Value
COMMON STOCKS - 96.1%
Aerospace & Defense - 1.1%
Aerojet Rocketdyne Holdings, Inc. (A)	69,500	$ 2,353,270
Cubic Corp.	44,500	2,526,710
Curtiss-Wright Corp.	17,500	1,993,950
Elbit Systems, Ltd. (B)	17,000	2,375,070

		9,249,000

Airlines - 1.7%
Alaska Air Group, Inc.	144,300	8,932,170
JetBlue Airways Corp. (A)	278,100	5,158,755

		14,090,925

Auto Components - 0.8%
Dana, Inc.	85,000	1,657,500
Gentex Corp.	34,500	794,535
Stoneridge, Inc. (A)	73,300	2,303,819
Visteon Corp. (A)	34,550	2,280,991

		7,036,845

Banks - 6.2%
Bank of Princeton	41,500	1,249,150
Berkshire Hills Bancorp, Inc.	113,631	3,407,794
CIT Group, Inc.	186,300	9,924,201
Evans Bancorp, Inc.	4,800	176,352
First Citizens BancShares, Inc., Class A	18,063	8,096,740
First Community Bankshares, Inc.	102,200	3,552,472
First Republic Bank	8,350	881,927
Hanmi Financial Corp.	88,500	2,099,220
Hope Bancorp, Inc.	120,282	1,691,165
Lakeland Bancorp, Inc.	216,000	3,576,960
Sandy Spring Bancorp, Inc.	108,900	3,799,521
Sterling Bancorp	160,300	3,433,626
Umpqua Holdings Corp.	158,000	2,742,880
Union Bankshares Corp.	59,000	2,153,500
United Community Banks, Inc.	96,000	2,695,680
Washington Trust Bancorp, Inc.	35,971	1,863,657
Webster Financial Corp.	25,000	1,328,250

		52,673,095

Beverages - 1.2%
Molson Coors Brewing Co., Class B	160,500	10,302,495

Biotechnology - 0.6%
United Therapeutics Corp. (A)	51,400	5,272,098

Building Products - 1.2%
American Woodmark Corp. (A)	17,400	1,564,782
Continental Building Products, Inc. (A)	169,500	4,347,675
Gibraltar Industries, Inc. (A)	17,400	690,258
Insteel Industries, Inc.	28,100	588,414
JELD-WEN Holding, Inc. (A)	25,000	493,750
Masonite International Corp. (A)	18,250	939,692
PGT Innovations, Inc. (A)	116,300	1,704,958

		10,329,529

Capital Markets - 1.9%
E*TRADE Financial Corp.	151,800	7,690,188
Legg Mason, Inc.	72,500	2,425,125
Piper Jaffray Cos.	35,000	2,821,000
Stifel Financial Corp.	47,300	2,822,391
Waddell & Reed Financial, Inc., Class A (B)	10,600	198,538

		15,957,242

	Shares	Value
COMMON STOCKS (continued)
Chemicals - 1.3%
Chase Corp.	10,700	$ 1,002,269
Huntsman Corp.	52,100	1,158,704
Methanex Corp.	35,000	1,922,200
PPG Industries, Inc.	42,100	4,946,750
Trinseo SA	42,000	1,887,900

		10,917,823

Commercial Services & Supplies - 1.0%
Knoll, Inc.	76,800	1,677,312
Stericycle, Inc. (A)	66,300	3,871,257
Tetra Tech, Inc.	45,000	2,912,400

		8,460,969

Communications Equipment - 0.5%
KVH Industries, Inc. (A)	311,800	3,055,640
NETGEAR, Inc. (A)	37,850	1,174,486

		4,230,126

Construction & Engineering - 1.5%
Comfort Systems USA, Inc.	62,800	3,397,480
EMCOR Group, Inc.	54,700	4,602,458
Granite Construction, Inc.	53,000	2,379,170
Jacobs Engineering Group, Inc.	31,900	2,486,286

		12,865,394

Construction Materials - 0.3%
US Concrete, Inc. (A) (B)	49,400	2,328,222

Consumer Finance - 0.6%
Ally Financial, Inc.	168,805	5,015,197

Distributors - 1.1%
LKQ Corp. (A)	300,200	9,036,020

Diversified Consumer Services - 0.3%
American Public Education, Inc. (A)	52,500	1,680,000
K12, Inc. (A)	26,300	792,156

		2,472,156

Diversified Financial Services - 1.0%
Jefferies Financial Group, Inc.	400,400	8,236,228

Diversified Telecommunication Services - 0.5%
Zayo Group Holdings, Inc. (A)	120,600	3,773,574

Electric Utilities - 3.6%
Alliant Energy Corp.	163,800	7,736,274
FirstEnergy Corp.	257,300	10,814,319
PPL Corp.	371,900	11,606,999

		30,157,592

Electrical Equipment - 0.6%
Acuity Brands, Inc.	7,050	1,031,626
LSI Industries, Inc.	179,500	610,300
Regal Beloit Corp.	43,300	3,683,964

		5,325,890

Electronic Equipment, Instruments & Components - 1.1%
Coherent, Inc. (A)	7,100	1,050,871
Control4 Corp. (A)	167,900	2,923,139
Daktronics, Inc.	32,500	246,350
Methode Electronics, Inc.	87,900	2,593,929
Vishay Intertechnology, Inc.	124,000	2,456,440

		9,270,729

Energy Equipment & Services - 0.2%
Helmerich & Payne, Inc.	33,000	1,931,160

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2019

Transamerica Small/Mid Cap Value

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2019

(unaudited)

	Shares	Value
COMMON STOCKS (continued)
Entertainment - 1.3%
Lions Gate Entertainment Corp., Class B	106,919	$ 1,454,099
Viacom, Inc., Class B	333,109	9,630,181

		11,084,280

Equity Real Estate Investment Trusts - 6.5%
Apple Hospitality, Inc.	165,000	2,714,250
Brandywine Realty Trust	159,500	2,454,705
Chatham Lodging Trust	31,500	620,235
Colony Capital, Inc.	1,249,344	6,421,628
Community Healthcare Trust, Inc.	109,800	4,005,504
DiamondRock Hospitality Co.	310,500	3,372,030
Gaming and Leisure Properties, Inc.	95,700	3,864,366
JBG SMITH Properties	177,200	7,539,860
Lexington Realty Trust	333,500	3,024,845
Outfront Media, Inc.	73,000	1,739,590
Physicians Realty Trust	173,700	3,137,022
Piedmont Office Realty Trust, Inc., Class A	63,000	1,311,660
Sabra Health Care, Inc.	106,000	2,073,360
Summit Hotel Properties, Inc.	280,000	3,250,800
Uniti Group, Inc.	282,878	3,108,829
VEREIT, Inc.	802,300	6,626,998

		55,265,682

Food & Staples Retailing - 1.9%
Casey’s General Stores, Inc.	51,100	6,763,085
US Foods Holding Corp. (A)	244,500	8,936,475

		15,699,560

Food Products - 2.9%
General Mills, Inc.	150,500	7,746,235
J.M. Smucker Co.	42,000	5,150,460
Kellogg Co.	63,800	3,847,140
Post Holdings, Inc. (A)	67,300	7,590,094

		24,333,929

Health Care Equipment & Supplies - 1.6%
AngioDynamics, Inc. (A)	35,200	723,008
Meridian Bioscience, Inc.	176,600	2,032,666
OraSure Technologies, Inc. (A)	188,800	1,786,048
Zimmer Biomet Holdings, Inc.	74,400	9,163,104

		13,704,826

Health Care Providers & Services - 4.4%
AmerisourceBergen Corp.	140,300	10,488,828
AMN Healthcare Services, Inc. (A)	42,500	2,212,550
Cardinal Health, Inc.	169,400	8,251,474
Cross Country Healthcare, Inc. (A)	255,000	1,797,750
Encompass Health Corp.	50,500	3,254,725
Laboratory Corp. of America Holdings (A)	71,912	11,500,167

		37,505,494

Health Care Technology - 0.2%
Omnicell, Inc. (A)	17,300	1,390,228

Hotels, Restaurants & Leisure - 2.2%
Aramark	303,700	9,438,996
Bloomin’ Brands, Inc.	66,500	1,329,335
Churchill Downs, Inc.	32,000	3,227,200
Stars Group, Inc. (A) (B)	236,700	4,471,263

		18,466,794

Household Durables - 1.0%
Ethan Allen Interiors, Inc.	14,700	324,870

	Shares	Value
COMMON STOCKS (continued)
Household Durables (continued)
Helen of Troy, Ltd. (A)	20,100	$ 2,894,400
La-Z-Boy, Inc.	69,500	2,279,600
NVR, Inc. (A)	1,000	3,152,480

		8,651,350

Household Products - 0.3%
Spectrum Brands Holdings, Inc.	38,000	2,339,660

Insurance - 8.5%
Alleghany Corp. (A)	15,900	10,444,392
Allstate Corp.	97,448	9,653,199
Arch Capital Group, Ltd. (A)	277,000	9,357,060
Fidelity National Financial, Inc.	252,100	10,071,395
Loews Corp.	174,700	8,960,363
Markel Corp. (A)	6,600	7,071,966
Selective Insurance Group, Inc.	70,750	5,045,183
United Fire Group, Inc.	75,868	3,308,603
Willis Towers Watson PLC	41,900	7,723,846

		71,636,007

Interactive Media & Services - 0.3%
IAC/InterActiveCorp (A)	9,900	2,225,916

Internet & Direct Marketing Retail - 1.2%
Liberty Expedia Holdings, Inc., Class A (A)	168,925	7,841,498
Qurate Retail, Inc. (A)	151,500	2,583,075

		10,424,573

IT Services - 1.7%
KBR, Inc.	151,400	3,364,108
Leidos Holdings, Inc.	150,700	11,073,436

		14,437,544

Leisure Products - 0.3%
MasterCraft Boat Holdings, Inc. (A)	84,600	2,093,004

Machinery - 2.8%
Altra Industrial Motion Corp.	75,600	2,834,244
Columbus McKinnon Corp.	71,492	2,813,925
Douglas Dynamics, Inc.	58,500	2,208,960
Gencor Industries, Inc. (A)	136,600	1,648,762
Mueller Industries, Inc.	53,700	1,566,429
Oshkosh Corp.	26,800	2,213,412
Trinity Industries, Inc.	359,000	7,740,040
Watts Water Technologies, Inc., Class A	33,850	2,897,222

		23,922,994

Media - 4.6%
Discovery, Inc., Class C (A)	264,059	7,594,337
DISH Network Corp., Class A (A)	255,100	8,959,112
GCI Liberty, Inc., Class A (A)	86,900	5,180,978
Liberty Media Corp. - Liberty SiriusXM, Class C (A)	132,373	5,316,100
MSG Networks, Inc., Class A (A)	183,800	4,232,914
News Corp., Class A	620,300	7,704,126

		38,987,567

Metals & Mining - 0.7%
Commercial Metals Co.	146,900	2,539,901
Kaiser Aluminum Corp.	23,750	2,337,000
Schnitzer Steel Industries, Inc., Class A	31,500	747,180
TimkenSteel Corp. (A)	47,000	476,580

		6,100,661

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2019

Transamerica Small/Mid Cap Value

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2019

(unaudited)

	Shares	Value
COMMON STOCKS (continued)
Mortgage Real Estate Investment Trusts - 1.5%
Annaly Capital Management, Inc.	1,276,242	$ 12,877,282

Multi-Utilities - 1.8%
CenterPoint Energy, Inc.	340,100	10,543,100
NorthWestern Corp.	71,500	4,994,275

		15,537,375

Multiline Retail - 0.5%
Dollar Tree, Inc. (A)	37,400	4,161,872

Oil, Gas & Consumable Fuels - 4.2%
Antero Resources Corp. (A)	1,067,304	7,737,954
Callon Petroleum Co. (A) (B)	204,000	1,532,040
Delek US Holdings, Inc.	55,196	2,045,564
Diamondback Energy, Inc.	23,080	2,455,481
EQT Corp.	294,900	6,030,705
Gulfport Energy Corp. (A)	125,900	824,645
Magnolia Oil & Gas Corp. (A)	165,000	2,174,700
REX American Resources Corp. (A)	30,000	2,535,300
Whiting Petroleum Corp. (A) (B)	54,500	1,492,755
Williams Cos., Inc.	318,800	9,031,604

		35,860,748

Paper & Forest Products - 0.6%
Domtar Corp.	58,500	2,860,650
Mercer International, Inc.	56,400	798,624
P.H. Glatfelter Co.	73,500	1,159,830

		4,819,104

Personal Products - 0.6%
Coty, Inc., Class A (B)	473,400	5,122,188

Pharmaceuticals - 0.5%
Perrigo Co. PLC	82,600	3,958,192

Professional Services - 2.7%
ASGN, Inc. (A)	48,000	3,025,920
FTI Consulting, Inc. (A)	19,500	1,657,110
Heidrick & Struggles International, Inc.	72,200	2,583,316
ICF International, Inc.	49,150	3,827,310
ManpowerGroup, Inc.	52,300	5,022,892
Nielsen Holdings PLC	263,000	6,714,390

		22,830,938

Real Estate Management & Development - 0.2%
Newmark Group, Inc., Class A	238,400	2,031,168

Road & Rail - 0.3%
AMERCO	6,300	2,350,971

Semiconductors & Semiconductor Equipment - 3.5%
Applied Materials, Inc.	101,400	4,468,698
AXT, Inc. (A)	215,000	1,225,500
Brooks Automation, Inc.	55,000	2,063,050
Cohu, Inc.	171,749	2,547,038
Entegris, Inc.	75,750	3,095,145
KLA-Tencor Corp.	18,337	2,337,601
MKS Instruments, Inc.	32,200	2,930,522
Qorvo, Inc. (A)	83,474	6,311,469
Silicon Motion Technology Corp., ADR	56,500	2,160,560
Universal Display Corp. (B)	17,550	2,800,980

		29,940,563

Software - 1.6%
CDK Global, Inc.	183,800	11,086,816
LogMeIn, Inc.	18,550	1,528,520

	Shares	Value
COMMON STOCKS (continued)
Software (continued)
TiVo Corp.	78,098	$ 731,778

		13,347,114

Specialty Retail - 2.9%
Abercrombie & Fitch Co., Class A	97,500	2,914,275
American Eagle Outfitters, Inc.	196,700	4,677,526
Foot Locker, Inc.	142,200	8,135,262
L Brands, Inc.	153,400	3,933,176
Urban Outfitters, Inc. (A)	93,100	2,767,863
Williams-Sonoma, Inc. (B)	43,600	2,492,612

		24,920,714

Technology Hardware, Storage & Peripherals - 0.8%
NCR Corp. (A)	239,800	6,942,210

Textiles, Apparel & Luxury Goods - 1.1%
Capri Holdings, Ltd. (A)	85,200	3,755,616
Deckers Outdoor Corp. (A)	17,650	2,792,406
Steven Madden, Ltd.	79,500	2,889,825

		9,437,847

Thrifts & Mortgage Finance - 1.7%
Dime Community Bancshares, Inc.	125,700	2,532,855
Oritani Financial Corp.	43,500	754,725
Provident Financial Services, Inc.	92,500	2,453,100
TrustCo Bank Corp.	174,000	1,392,000
United Financial Bancorp, Inc.	225,958	2,980,386
Washington Federal, Inc.	136,500	4,523,610

		14,636,676

Trading Companies & Distributors - 0.9%
AerCap Holdings NV (A)	153,300	7,609,812

Total Common Stocks (Cost $682,343,138)		813,587,152

OTHER INVESTMENT COMPANY - 1.7%
Securities Lending Collateral - 1.7%
State Street Navigator Securities Lending Trust - Government Money Market Portfolio, 2.51% (C)	14,551,515	14,551,515

Total Other Investment Company (Cost $14,551,515)		14,551,515

	Principal	Value
REPURCHASE AGREEMENT - 3.6%
Fixed Income Clearing Corp., 1.45% (C), dated 04/30/2019, to be repurchased at $30,589,877 on 05/01/2019. Collateralized by U.S. Government Obligations, 2.75% - 2.88%, due 09/15/2021 - 10/15/2021, and with a total value of $31,204,174.	$ 30,588,645	30,588,645

Total Repurchase Agreement (Cost $30,588,645)		30,588,645

Total Investments (Cost $727,483,298)		858,727,312
Net Other Assets (Liabilities) - (1.4)%		(12,212,898)

Net Assets - 100.0%		$ 846,514,414

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2019

Transamerica Small/Mid Cap Value

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2019

(unaudited)

SECURITY VALUATION:

Valuation Inputs (D)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Common Stocks	$813,587,152	$—	$—	$813,587,152
Other Investment Company	14,551,515	—	—	14,551,515
Repurchase Agreement	—	30,588,645	—	30,588,645

Total Investments	$828,138,667	$30,588,645	$—	$858,727,312

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	Non-income producing securities.
(B)	All or a portion of the securities are on loan. The total value of all securities on loan is $14,127,193. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(C)	Rates disclosed reflect the yields at April 30, 2019.
(D)	There were no transfers in or out of Level 3 during the six-month period ended April 30, 2019. Please reference the Security Valuation section of the Notes to Financial Statements for more information regarding security valuation and pricing inputs.

PORTFOLIO ABBREVIATION:

ADR	American Depositary Receipt

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2019

Transamerica Strategic High Income

SCHEDULE OF INVESTMENTS

At April 30, 2019

(unaudited)

	Shares	Value
COMMON STOCKS - 48.7%
Airlines - 1.3%
Delta Air Lines, Inc.	40,491	$ 2,360,220

Banks - 3.2%
Citigroup, Inc.	22,500	1,590,750
JPMorgan Chase & Co.	25,000	2,901,250
PNC Financial Services Group, Inc.	10,000	1,369,300

		5,861,300

Beverages - 0.8%
Coca-Cola Co.	30,000	1,471,800
Thai Beverage PCL	3	2

		1,471,802

Biotechnology - 1.8%
AbbVie, Inc.	15,000	1,190,850
Amgen, Inc.	12,000	2,151,840

		3,342,690

Chemicals - 1.1%
Dow, Inc. (A)	11,666	661,812
DowDuPont, Inc.	35,000	1,345,750

		2,007,562

Communications Equipment - 0.9%
Cisco Systems, Inc.	30,000	1,678,500

Diversified Telecommunication Services - 1.5%
HKT Trust & HKT, Ltd.	689,540	1,068,836
Verizon Communications, Inc.	30,000	1,715,700

		2,784,536

Electric Utilities - 0.9%
Duke Energy Corp.	18,500	1,685,720

Entertainment - 0.6%
Viacom, Inc., Class B	35,000	1,011,850

Equity Real Estate Investment Trusts - 2.5%
HCP, Inc.	32,500	967,850
STORE Capital Corp.	64,008	2,132,747
Ventas, Inc.	22,500	1,374,975

		4,475,572

Food & Staples Retailing - 0.6%
Walmart, Inc.	10,000	1,028,400

Food Products - 0.8%
Marine Harvest ASA (A)	65,000	1,408,122

Health Care Equipment & Supplies - 1.1%
Medtronic PLC	22,500	1,998,225

Health Care Providers & Services - 0.8%
CVS Health Corp.	25,000	1,359,500

Hotels, Restaurants & Leisure - 1.1%
Carnival Corp.	35,000	1,920,100

Household Products - 1.2%
Procter & Gamble Co.	19,825	2,110,966

Insurance - 3.4%
Allstate Corp.	28,000	2,773,680
Fidelity National Financial, Inc.	40,000	1,598,000
Prudential Financial, Inc.	16,300	1,723,073

		6,094,753

Interactive Media & Services - 2.3%
Alphabet, Inc., Class C (A)	3,500	4,159,680

	Shares	Value
COMMON STOCKS (continued)
Media - 1.2%
Comcast Corp., Class A	50,000	$ 2,176,500

Mortgage Real Estate Investment Trusts - 1.9%
Blackstone Mortgage Trust, Inc., Class A	44,925	1,598,881
Starwood Property Trust, Inc.	80,000	1,844,000

		3,442,881

Multi-Utilities - 1.0%
Dominion Energy, Inc.	24,000	1,868,880

Multiline Retail - 0.8%
Kohl’s Corp.	5,000	355,500
Target Corp.	15,000	1,161,300

		1,516,800

Oil, Gas & Consumable Fuels - 2.6%
BP PLC, ADR	35,000	1,530,550
Chevron Corp.	10,000	1,200,600
Valero Energy Corp.	22,500	2,039,850

		4,771,000

Pharmaceuticals - 3.1%
Johnson & Johnson	14,000	1,976,800
Merck & Co., Inc.	35,000	2,754,850
Pfizer, Inc.	20,000	812,200

		5,543,850

Professional Services - 0.3%
ManpowerGroup, Inc.	5,000	480,200

Semiconductors & Semiconductor Equipment - 2.8%
Broadcom, Inc.	7,000	2,228,800
Intel Corp.	35,000	1,786,400
QUALCOMM, Inc.	13,000	1,119,690

		5,134,890

Software - 3.4%
Microsoft Corp.	46,750	6,105,550

Specialty Retail - 2.5%
Foot Locker, Inc.	25,050	1,433,110
Home Depot, Inc.	15,000	3,055,500

		4,488,610

Technology Hardware, Storage & Peripherals - 3.2%
Apple, Inc.	25,000	5,016,750
Western Digital Corp.	16,100	823,032

		5,839,782

Total Common Stocks (Cost $73,833,725)		88,128,441

PREFERRED STOCKS - 7.5%
Banks - 1.3%
Bank of America Corp., Series W, 6.63%	26,249	675,124
Citigroup, Inc.,
Series J, Fixed until 09/30/2023, 7.13% (B)	12,000	332,520
Wells Fargo & Co.,
Series R, Fixed until 03/15/2024, 6.63% (B)	50,000	1,393,500

		2,401,144

Electric Utilities - 1.3%
Duke Energy Corp., Series A, 5.75%	63,500	1,652,270

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2019

Transamerica Strategic High Income

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2019

(unaudited)

	Shares	Value
PREFERRED STOCKS (continued)
Electric Utilities (continued)
NextEra Energy Capital Holdings, Inc., Series N, 5.65%	30,000	$ 771,000

		2,423,270

Equity Real Estate Investment Trusts - 0.8%
Colony Capital, Inc.
Series E, 8.75%	10,350	259,060
Series G, 7.50%	8,250	178,613
Digital Realty Trust, Inc., Series C, 6.63%	10,000	267,200
Public Storage, Series H, 5.60%	25,000	650,750

		1,355,623

Insurance - 1.9%
Enstar Group, Ltd., 7.00%	60,000	1,551,600
Kemper Corp., 7.38% (C)	39,484	1,009,606
Torchmark Corp., 6.13%	20,000	531,200
WR Berkley Corp., 5.70%	15,000	377,400

		3,469,806

Mortgage Real Estate Investment Trusts - 1.6%
AGNC Investment Corp., Series B, 7.75%	15,000	382,200
Annaly Capital Management, Inc.,
Series F, Fixed until 09/30/2022, 6.95% (B)	62,000	1,589,680
Two Harbors Investment Corp.,
Series B, Fixed until 07/27/2027, 7.63% (B)	39,800	998,184

		2,970,064

Real Estate Management & Development - 0.6%
Brookfield Property Partners, LP, Series A, 6.50%	39,500	991,450

Total Preferred Stocks (Cost $13,510,409)		13,611,357

MASTER LIMITED PARTNERSHIPS - 0.8%
Capital Markets - 0.6%
AllianceBernstein Holding, LP	35,000	1,032,850

Oil, Gas & Consumable Fuels - 0.2%
Tallgrass Energy, LP	15,000	362,100

Total Master Limited Partnerships (Cost $1,049,534)		1,394,950

	Principal	Value
CORPORATE DEBT SECURITIES - 41.8%
Aerospace & Defense - 0.6%
TransDigm, Inc. 6.25%, 03/15/2026 (D)	$ 1,000,000	1,041,250

Air Freight & Logistics - 0.3%
XPO Logistics, Inc. 6.13%, 09/01/2023 (D)	500,000	510,625

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Auto Components - 2.3%
American Axle & Manufacturing, Inc.
6.25%, 03/15/2026	$ 500,000	$ 500,000
6.63%, 10/15/2022	818,000	837,313
Cooper Tire & Rubber Co.
7.63%, 03/15/2027	79,000	83,740
8.00%, 12/15/2019	300,000	308,700
Dana, Inc. 6.00%, 09/15/2023	1,130,000	1,156,838
Panther BF Aggregator 2, LP / Panther Finance Co., Inc. 6.25%, 05/15/2026 (D)	1,250,000	1,301,562

		4,188,153

Building Products - 1.1%
BMC East LLC 5.50%, 10/01/2024 (D)	2,000,000	2,005,000

Capital Markets - 1.8%
BCD Acquisition, Inc. 9.63%, 09/15/2023 (D)	1,565,000	1,662,812
MSCI, Inc. 5.75%, 08/15/2025 (C) (D)	1,500,000	1,571,250

		3,234,062

Chemicals - 1.4%
Blue Cube Spinco LLC 9.75%, 10/15/2023	1,250,000	1,396,875
Chemours Co. 7.00%, 05/15/2025	1,000,000	1,057,500

		2,454,375

Commercial Services & Supplies - 2.6%
Ashtead Capital, Inc. 5.63%, 10/01/2024 (D)	1,500,000	1,554,375
Cimpress NV 7.00%, 06/15/2026 (D)	1,500,000	1,481,400
FXI Holdings, Inc. 7.88%, 11/01/2024 (D)	750,000	706,875
Prime Security Services Borrower LLC / Prime Finance, Inc. 9.25%, 05/15/2023 (D)	432,000	455,306
Waste Pro USA, Inc. 5.50%, 02/15/2026 (D)	500,000	497,500

		4,695,456

Communications Equipment - 0.6%
CommScope Technologies LLC 6.00%, 06/15/2025 (D)	1,000,000	1,015,650

Construction & Engineering - 0.2%
New Enterprise Stone & Lime Co., Inc. 6.25%, 03/15/2026 (D)	200,000	202,750
Tutor Perini Corp. 6.88%, 05/01/2025 (C) (D)	250,000	250,313

		453,063

Construction Materials - 0.2%
US Concrete, Inc. 6.38%, 06/01/2024	305,000	313,388

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2019

Transamerica Strategic High Income

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2019

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Consumer Finance - 0.9%
Navient Corp.
6.50%, 06/15/2022	$ 500,000	$ 526,875
7.25%, 01/25/2022, MTN	1,000,000	1,071,250

		1,598,125

Diversified Consumer Services - 0.5%
Carriage Services, Inc. 6.63%, 06/01/2026 (D)	805,000	829,150

Diversified Financial Services - 2.0%
Cornerstone Chemical Co. 6.75%, 08/15/2024 (D)	1,000,000	972,500
Icahn Enterprises, LP / Icahn Enterprises Finance Corp. 6.25%, 02/01/2022	1,000,000	1,030,280
ILFC E-Capital Trust I 1.55% + Max of 3-Month LIBOR, 10-Year CMT, or 30-Year CMT, 4.57% (B), 12/21/2065 (D)	1,500,000	1,126,350
Quicken Loans, Inc. 5.75%, 05/01/2025 (D)	550,000	558,250

		3,687,380

Diversified Telecommunication Services - 0.4%
Sable International Finance, Ltd. 5.75%, 09/07/2027 (D)	750,000	744,375

Electric Utilities - 0.8%
Drax Finco PLC 6.63%, 11/01/2025 (D)	1,000,000	1,010,000
Vistra Operations Co. LLC 5.50%, 09/01/2026 (D)	500,000	515,000

		1,525,000

Energy Equipment & Services - 4.3%
Bristow Group, Inc. 8.75%, 03/01/2023 (D)	1,500,000	1,260,000
Enviva Partners, LP / Enviva Partners Finance Corp. 8.50%, 11/01/2021	2,000,000	2,080,000
Genesis Energy, LP / Genesis Energy Finance Corp. 6.00%, 05/15/2023	205,000	207,243
McDermott Technology Americas, Inc. / McDermott Technology US, Inc. 10.63%, 05/01/2024 (D)	500,000	451,575
Precision Drilling Corp. 7.13%, 01/15/2026 (D)	1,000,000	1,005,000
Rowan Cos., Inc. 7.38%, 06/15/2025	450,000	400,500
Transocean Poseidon, Ltd. 6.88%, 02/01/2027 (D)	1,250,000	1,331,250
USA Compression Partners, LP / USA Compression Finance Corp. 6.88%, 04/01/2026	1,000,000	1,051,880

		7,787,448

Entertainment - 0.4%
Netflix, Inc. 5.88%, 02/15/2025	760,000	820,800

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Equity Real Estate Investment Trusts - 0.7%
ESH Hospitality, Inc. 5.25%, 05/01/2025 (D)	$ 1,300,000	$ 1,304,875

Food Products - 1.4%
B&G Foods, Inc. 5.25%, 04/01/2025	1,500,000	1,471,800
Pilgrim’s Pride Corp. 5.75%, 03/15/2025 (D)	1,000,000	1,015,000

		2,486,800

Hotels, Restaurants & Leisure - 0.4%
Wyndham Destinations, Inc. 6.35%, 10/01/2025	650,000	690,625

Household Products - 1.0%
Central Garden & Pet Co. 6.13%, 11/15/2023	1,700,000	1,776,500

Insurance - 0.4%
Brighthouse Financial, Inc. 4.70%, 06/22/2047	1,000,000	819,692

IT Services - 0.9%
First Data Corp. 5.75%, 01/15/2024 (D)	1,500,000	1,545,937

Machinery - 2.0%
JB Poindexter & Co., Inc. 7.13%, 04/15/2026 (D)	250,000	255,000
Meritor, Inc. 6.25%, 02/15/2024	1,440,000	1,484,107
Mueller Industries, Inc. 6.00%, 03/01/2027	1,400,000	1,403,500
Wabash National Corp. 5.50%, 10/01/2025 (D)	500,000	475,000

		3,617,607

Marine - 0.4%
Tidewater, Inc. 8.00%, 08/01/2022	700,000	715,750

Media - 1.3%
CSC Holdings LLC 7.75%, 07/15/2025 (C) (D)	1,000,000	1,074,687
Sirius XM Radio, Inc. 5.38%, 04/15/2025 (D)	1,250,000	1,281,250

		2,355,937

Metals & Mining - 0.5%
U.S. Steel Corp. 6.88%, 08/15/2025	1,000,000	938,400

Multiline Retail - 0.9%
Dillard’s, Inc.
7.75%, 07/15/2026	1,150,000	1,256,767
7.88%, 01/01/2023	350,000	382,875

		1,639,642

Oil, Gas & Consumable Fuels - 3.0%
Andeavor Logistics, LP / Tesoro Logistics Finance Corp.
6.25%, 10/15/2022	1,559,000	1,601,873
6.38%, 05/01/2024	450,000	472,781
Holly Energy Partners, LP / Holly Energy Finance Corp. 6.00%, 08/01/2024 (D)	300,000	312,834

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2019

Transamerica Strategic High Income

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2019

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Oil, Gas & Consumable Fuels (continued)
HollyFrontier Corp. 5.88%, 04/01/2026	$ 1,000,000	$ 1,070,848
PBF Holding Co. LLC / PBF Finance Corp. 7.00%, 11/15/2023	1,000,000	1,028,750
Sunoco, LP / Sunoco Finance Corp. 6.00%, 04/15/2027 (D)	500,000	518,750
Valero Energy Corp. 8.75%, 06/15/2030	300,000	412,292

		5,418,128

Paper & Forest Products - 0.4%
Boise Cascade Co. 5.63%, 09/01/2024 (D)	150,000	150,000
Louisiana-Pacific Corp. 4.88%, 09/15/2024	500,000	503,750

		653,750

Professional Services - 0.2%
AMN Healthcare, Inc. 5.13%, 10/01/2024 (D)	380,000	381,900

Real Estate Management & Development - 0.2%
Hunt Cos., Inc. 6.25%, 02/15/2026 (D)	447,000	420,180

Road & Rail - 0.8%
Fortress Transportation & Infrastructure Investors LLC 6.75%, 03/15/2022 (D)	1,415,000	1,453,913

Software - 1.5%
j2 Cloud Services LLC / j2 Global Co-Obligor, Inc. 6.00%, 07/15/2025 (D)	1,250,000	1,303,125
Open Text Corp. 5.63%, 01/15/2023 (D)	1,324,000	1,357,100

		2,660,225

Specialty Retail - 2.7%
Foot Locker, Inc. 8.50%, 01/15/2022	1,438,000	1,588,990
L Brands, Inc.
6.88%, 11/01/2035	1,000,000	887,500
6.95%, 03/01/2033	400,000	339,000
Lithia Motors, Inc. 5.25%, 08/01/2025 (D)	1,000,000	1,007,500
Rent-A-Center, Inc. 6.63%, 11/15/2020 (C)	1,042,000	1,045,126

		4,868,116

Technology Hardware, Storage & Peripherals - 1.0%
Dell International LLC / EMC Corp. 8.10%, 07/15/2036 (D)	1,500,000	1,807,857

Textiles, Apparel & Luxury Goods - 0.1%
PVH Corp. 7.75%, 11/15/2023	100,000	112,750

Thrifts & Mortgage Finance - 0.2%
Radian Group, Inc. 7.00%, 03/15/2021	262,000	278,375

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Trading Companies & Distributors - 0.7%
Beacon Roofing Supply, Inc. 4.88%, 11/01/2025 (D)	$ 350,000	$ 336,770
H&E Equipment Services, Inc. 5.63%, 09/01/2025	1,000,000	1,015,000

		1,351,770

Wireless Telecommunication Services - 0.7%
Sprint Corp. 7.25%, 09/15/2021	1,250,000	1,309,375

Total Corporate Debt Securities (Cost $75,047,730)		75,511,404

	Shares	Value
OTHER INVESTMENT COMPANY - 1.7%
Securities Lending Collateral - 1.7%
State Street Navigator Securities Lending Trust - Government Money Market Portfolio, 2.51% (E)	3,081,948	3,081,948

Total Other Investment Company (Cost $3,081,948)		3,081,948

Total Investments (Cost $166,523,346)		181,728,100
Net Other Assets (Liabilities) - (0.5)%		(933,227)

Net Assets - 100.0%		$ 180,794,873

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2019

Transamerica Strategic High Income

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2019

(unaudited)

SECURITY VALUATION:

Valuation Inputs (F)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Common Stocks	$85,651,481	$2,476,960	$—	$88,128,441
Preferred Stocks	13,611,357	—	—	13,611,357
Master Limited Partnerships	1,394,950	—	—	1,394,950
Corporate Debt Securities	—	75,511,404	—	75,511,404
Other Investment Company	3,081,948	—	—	3,081,948

Total Investments	$103,739,736	$77,988,364	$—	$181,728,100

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	Non-income producing securities.
(B)	Floating or variable rate securities. The rates disclosed are as of April 30, 2019. For securities based on a published reference rate and spread, the reference rate and spread are indicated within the description. Variable rate securities with a floor or ceiling feature are disclosed at the inherent rate, where applicable. Certain variable rate securities are not based on a published reference rate and spread, but are determined by the issuer or agent and are based on current market conditions; these securities do not indicate a reference rate and spread in the description.
(C)	All or a portion of the securities are on loan. The total value of all securities on loan is $3,017,825. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(D)	Securities are registered pursuant to Rule 144A of the Securities Act of 1933. Unless otherwise indicated, the securities are deemed to be liquid for purposes of compliance limitations on holdings of illiquid securities and may be resold as transactions exempt from registration, normally to qualified institutional buyers. At April 30, 2019, the total value of 144A securities is $40,061,796, representing 22.2% of the Fund’s net assets.
(E)	Rate disclosed reflects the yield at April 30, 2019.
(F)	There were no transfers in or out of Level 3 during the period ended April 30, 2019. Please reference the Security Valuation section of the Notes to Financial Statements for more information regarding security valuation and pricing inputs.

PORTFOLIO ABBREVIATIONS:

ADR	American Depositary Receipt
CMT	Constant Maturity Treasury
LIBOR	London Interbank Offered Rate
MTN	Medium Term Note

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2019

Transamerica Unconstrained Bond

SCHEDULE OF INVESTMENTS

At April 30, 2019

(unaudited)

	Principal	Value
ASSET-BACKED SECURITIES - 19.3%
AIMCO CLO Trust
Series 2018-AA, Class B,
3-Month LIBOR + 1.40%, 3.99% (A), 04/17/2031 (B)	$ 500,000	$ 490,618
Series 2018-AA, Class D,
3-Month LIBOR + 2.55%, 5.14% (A), 04/17/2031 (B)	1,500,000	1,424,787
Ally Auto Receivables Trust Series 2018-2, Class A3, 2.92%, 11/15/2022	1,050,000	1,054,910
American Express Credit Account Master Trust
Series 2017-1, Class A,
1.93%, 09/15/2022	2,000,000	1,989,955
Series 2017-6, Class A,
2.04%, 05/15/2023	1,000,000	993,455
Series 2018-4, Class A,
2.99%, 12/15/2023	1,425,000	1,437,963
Series 2018-5, Class A,
1-Month LIBOR + 0.34%, 2.81% (A), 12/15/2025	2,130,000	2,123,418
Series 2018-8, Class A,
3.18%, 04/15/2024	2,046,000	2,078,397
Series 2019-2, Class A,
2.67%, 11/15/2024	2,000,000	2,007,164
AmeriCredit Automobile Receivables Trust Series 2019-1, Class A3, 2.97%, 11/20/2023	2,000,000	2,013,554
Ares XXXVII CLO, Ltd. Series 2015-4A, Class ER, 3-Month LIBOR + 7.27%, 9.87% (A), 10/15/2030 (B)	4,000,000	3,514,532
Avery Point VI CLO, Ltd. Series 2015-6A, Class F, 3-Month LIBOR + 6.80%, 9.53% (A), 08/05/2027 (B)	2,000,000	1,800,710
Avis Budget Rental Car Funding AESOP LLC Series 2015-1A, Class A, 2.50%, 07/20/2021 (B)	2,000,000	1,993,271
BA Credit Card Trust
Series 2017-A2, Class A2,
1.84%, 01/17/2023	2,000,000	1,982,958
Series 2018-A1, Class A1,
2.70%, 07/17/2023	2,800,000	2,810,850
Series 2018-A2, Class A2,
3.00%, 09/15/2023	960,000	969,652
BMW Vehicle Lease Trust Series 2019-1, Class A4, 2.92%, 08/22/2022	1,995,000	2,009,017
Capital One Multi-Asset Execution Trust
Series 2017-A1, Class A1,
2.00%, 01/17/2023	1,100,000	1,094,521
Series 2017-A4, Class A4,
1.99%, 07/17/2023	2,000,000	1,984,914
CarMax Auto Owner Trust
Series 2016-4, Class A4,
1.60%, 06/15/2022	1,724,000	1,698,696
Series 2018-4, Class A3,
3.36%, 09/15/2023	570,000	579,800

	Principal	Value
ASSET-BACKED SECURITIES (continued)
CarMax Auto Owner Trust (continued)
Series 2019-2, Class A3,
2.68%, 03/15/2024	$ 1,155,000	$ 1,156,278
Cedar Funding VII CLO, Ltd.
Series 2018-7A, Class C,
3-Month LIBOR + 1.75%, 4.34% (A), 01/20/2031 (B)	750,000	718,051
Series 2018-7A, Class D,
3-Month LIBOR + 2.55%, 5.14% (A), 01/20/2031 (B)	3,000,000	2,844,690
Chase Issuance Trust Series 2016-A4, Class A4, 1.49%, 07/15/2022	1,000,000	987,954
Citibank Credit Card Issuance Trust
Series 2017-A5, Class A5,
1-Month LIBOR + 0.62%, 3.11% (A), 04/22/2026	1,350,000	1,359,391
Series 2018-A1, Class A1,
2.49%, 01/20/2023	1,200,000	1,199,337
Series 2018-A6, Class A6,
3.21%, 12/07/2024	1,600,000	1,634,010
Denali Capital CLO X LLC Series 2013-1A, Class B1LR, 3-Month LIBOR + 3.15%, 5.74% (A), 10/26/2027 (B)	4,000,000	3,952,224
Discover Card Execution Note Trust
Series 2015-A4, Class A4,
2.19%, 04/17/2023	2,000,000	1,990,072
Series 2017-A1, Class A1,
1-Month LIBOR + 0.49%, 2.96% (A), 07/15/2024	1,000,000	1,006,575
Series 2019-A1, Class A1,
3.04%, 07/15/2024	890,000	901,855
Elevation CLO, Ltd.
Series 2017-7A, Class D,
3-Month LIBOR + 2.90%, 5.50% (A), 07/15/2030 (B)	658,000	634,065
Series 2017-8A, Class D,
3-Month LIBOR + 2.87%, 5.45% (A), 10/25/2030 (B)	1,000,000	962,725
Series 2018-9A, Class E,
3-Month LIBOR + 6.30%, 8.90% (A), 07/15/2031 (B)	3,040,000	2,886,298
Elm CLO, Ltd. Series 2014-1A, Class CR, 3-Month LIBOR + 2.95%, 5.54% (A), 01/17/2029 (B)	740,000	740,379
Ford Credit Auto Owner Trust
Series 2016-C, Class B,
1.73%, 03/15/2022	1,635,000	1,614,907
Series 2018-2, Class A,
3.47%, 01/15/2030 (B)	1,000,000	1,019,034
Ford Credit Floorplan Master Owner Trust Series 2017-3, Class A, 2.48%, 09/15/2024	1,750,000	1,738,412
GM Financial Consumer Automobile Receivables Trust Series 2017-3A, Class A4, 2.13%, 03/16/2023 (B)	300,000	297,273

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2019

Transamerica Unconstrained Bond

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2019

(unaudited)

	Principal	Value
ASSET-BACKED SECURITIES (continued)
Greenwood Park CLO, Ltd. Series 2018-1A, Class E, 3-Month LIBOR + 4.95%, 7.74% (A), 04/15/2031 (B)	$ 1,500,000	$ 1,357,270
Hayfin Kingsland VIII, Ltd.
Series 2018-8A, Class A,
3-Month LIBOR + 1.12%, 3.88% (A), 04/20/2031 (B)	650,000	643,489
Series 2018-8A, Class B,
3-Month LIBOR + 1.48%, 4.24% (A), 04/20/2031 (B)	725,000	707,578
Honda Auto Receivables Owner Trust Series 2019-1, Class A3, 2.83%, 03/20/2023	1,120,000	1,127,490
Madison Park Funding XVII, Ltd. Series 2015-17A, Class FR, 3-Month LIBOR + 7.48%, 10.07% (A), 07/21/2030 (B)	2,400,000	2,165,983
Madison Park Funding XXX, Ltd.
Series 2018-30A, Class C,
3-Month LIBOR + 1.70%, 4.30% (A), 04/15/2029 (B)	475,000	465,879
Series 2018-30A, Class D,
3-Month LIBOR + 2.50%, 5.10% (A), 04/15/2029 (B)	2,700,000	2,632,073
Series 2018-30A, Class F,
3-Month LIBOR + 6.85%, 9.45% (A), 04/15/2029 (B)	2,000,000	1,792,640
Magnetite VII, Ltd. Series 2012-7A, Class ER2, 3-Month LIBOR + 6.50%, 9.10% (A), 01/15/2028 (B)	2,000,000	1,844,706
Magnetite VIII, Ltd. Series 2014-8A, Class FR2, 3-Month LIBOR + 7.44%, 10.04% (A), 04/15/2031 (B)	2,000,000	1,838,970
Marble Point CLO, Ltd. Series 2018-2A, Class A1, 3-Month LIBOR + 1.33%, 4.05% (A), 01/20/2032 (B)	4,500,000	4,486,630
Mariner CLO 5, Ltd. Series 2018-5A, Class E, 3-Month LIBOR + 5.65%, 8.23% (A), 04/25/2031 (B)	4,000,000	3,662,348
Mariner CLO LLC Series 2015-1A, Class CR, 3-Month LIBOR + 2.50%, 5.09% (A), 04/20/2029 (B)	3,000,000	2,991,426
Mercedes-Benz Auto Lease Trust
Series 2018-B, Class A4,
3.31%, 07/15/2024	2,619,000	2,650,513
Series 2019-A, Class A4,
3.25%, 10/15/2024	313,000	315,843
Mercedes-Benz Auto Receivables Trust Series 2016-1, Class A4, 1.46%, 12/15/2022	2,000,000	1,976,893
Nissan Auto Receivables Owner Trust
Series 2017-A, Class A4,
2.11%, 05/15/2023	1,000,000	992,938

	Principal	Value
ASSET-BACKED SECURITIES (continued)
Nissan Auto Receivables Owner Trust (continued)
Series 2017-B, Class A4,
1.95%, 10/16/2023	$ 1,000,000	$ 989,045
Series 2017-C, Class A3,
2.12%, 04/18/2022	1,000,000	994,795
Series 2018-A, Class A3,
2.65%, 05/16/2022	2,000,000	2,002,379
Ocean Trails CLO VII Series 2019-7A, Class A1, 3-Month LIBOR + 1.40%, 0.00% (A), 04/17/2030 (B) (C)	3,600,000	3,600,000
Octagon Investment Partners 18-R, Ltd. Series 2018-18A, Class E, 3-Month LIBOR + 8.25%, 10.85% (A), 04/16/2031 (B)	1,625,000	1,430,686
OHA Credit Partners XII, Ltd. Series 2015-12A, Class FR, 3-Month LIBOR + 7.68%, 10.27% (A), 07/23/2030 (B)	2,000,000	1,803,330
Post CLO, Ltd. Series 2018-1A, Class C, 3-Month LIBOR + 2.00%, 4.60% (A), 04/16/2031 (B)	3,075,000	2,945,626
Stewart Park CLO, Ltd. Series 2015-1A, Class ER, 3-Month LIBOR + 5.28%, 7.88% (A), 01/15/2030 (B)	3,500,000	3,210,504
Synchrony Credit Card Master Note Trust
Series 2016-2, Class A,
2.21%, 05/15/2024	2,000,000	1,983,599
Series 2016-3, Class B,
1.91%, 09/15/2022	1,900,000	1,892,565
TCW CLO, Ltd. Series 2018-1A, Class D, 3-Month LIBOR + 2.91%, 5.49% (A), 04/25/2031 (B)	500,000	480,377
Toyota Auto Receivables Owner Trust
Series 2018-B, Class A3,
2.96%, 09/15/2022	1,000,000	1,005,879
Series 2018-C, Class A4,
3.13%, 02/15/2024	900,000	914,568
Series 2019-B, Class A3,
2.57%, 08/15/2023	2,350,000	2,349,625
Verizon Owner Trust
Series 2017-3A, Class A1A,
2.06%, 04/20/2022 (B)	1,250,000	1,243,286
Series 2018-1A, Class C,
3.20%, 09/20/2022 (B)	1,200,000	1,204,240
Voya CLO, Ltd. Series 2018-1A, Class B, 3-Month LIBOR + 1.80%, 4.39% (A), 04/19/2031 (B)	750,000	719,357
York CLO-2, Ltd.
Series 2015-1A, Class AR,
3-Month LIBOR + 1.15%, 3.74% (A), 01/22/2031 (B)	5,000,000	4,971,635
Series 2015-1A, Class DR,
3-Month LIBOR + 2.60%, 5.19% (A), 01/22/2031 (B)	1,475,000	1,410,336

Total Asset-Backed Securities (Cost $133,300,256)		130,501,173

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2019

Transamerica Unconstrained Bond

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2019

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES - 50.8%
Aerospace & Defense - 0.3%
Harris Corp. 2.70%, 04/27/2020	$ 455,000	$ 454,292
Lockheed Martin Corp. 3.10%, 01/15/2023	867,000	875,815
Textron, Inc. 3.90%, 09/17/2029	267,000	266,762
United Technologies Corp. 3.95%, 08/16/2025	439,000	458,663

		2,055,532

Auto Components - 0.2%
Aptiv PLC 4.35%, 03/15/2029	539,000	548,472
Delphi Technologies PLC 5.00%, 10/01/2025 (B)	625,000	573,438

		1,121,910

Automobiles - 0.1%
Ford Motor Credit Co. LLC 3.10%, 05/04/2023	427,000	409,303

Banks - 14.0%
ADCB Finance Cayman, Ltd. 4.00%, 03/29/2023, MTN (D)	1,600,000	1,633,344
AIB Group PLC Fixed until 04/10/2024, 4.26% (A), 04/10/2025 (B)	274,000	276,800
Australia & New Zealand Banking Group, Ltd. Fixed until 06/15/2026 (E), 6.75% (A) (B) (F)	563,000	610,151
Banco Bilbao Vizcaya Argentaria SA Fixed until 11/16/2027 (E), 6.13% (A)	1,200,000	1,093,500
Banco de Credito e Inversiones SA 3.50%, 10/12/2027 (D)	1,500,000	1,472,250
Bank of America Corp.
2.63%, 04/19/2021, MTN	1,120,000	1,117,588
3-Month LIBOR + 0.38%, 2.97% (A), 01/23/2022	1,000,000	998,627
Fixed until 04/24/2027, 3.71% (A), 04/24/2028	263,000	264,720
3-Month LIBOR + 1.16%, 3.75% (A), 01/20/2023, MTN	2,000,000	2,026,564
Fixed until 07/23/2023, 3.86% (A), 07/23/2024, MTN	270,000	277,526
Bank of America NA Fixed until 01/25/2022, 3.34% (A), 01/25/2023	282,000	285,283
BankUnited, Inc. 4.88%, 11/17/2025	242,000	254,185
Barclays PLC
Fixed until 09/15/2023 (E), 7.75% (A)	3,150,000	3,256,312
Fixed until 06/15/2024 (E), 8.00% (A)	2,963,000	3,124,069
BNP Paribas SA
Fixed until 01/10/2024, 4.71% (A), 01/10/2025 (B)	1,042,000	1,091,634
Fixed until 03/14/2022 (E), 6.75% (A) (B)	3,305,000	3,416,544

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Banks (continued)
BNP Paribas SA (continued)
Fixed until 08/16/2028 (E), 7.00% (A) (B)	$ 1,410,000	$ 1,464,637
Fixed until 03/30/2021 (E), 7.63% (A) (B)	400,000	421,500
Canadian Imperial Bank of Commerce 3-Month LIBOR + 0.32%, 2.89% (A), 02/02/2021	2,500,000	2,502,112
China Construction Bank Corp. Fixed until 05/13/2020, 3.88% (A), 05/13/2025 (D)	1,500,000	1,504,209
Citibank NA 3-Month LIBOR + 0.26%, 2.87% (A), 09/18/2019	1,000,000	1,000,946
Citigroup, Inc.
3.30%, 04/27/2025	104,000	104,453
3-Month LIBOR + 1.07%, 3.66% (A), 12/08/2021	1,000,000	1,012,683
3-Month LIBOR + 1.19%, 3.77% (A), 08/02/2021	1,000,000	1,014,307
Fixed until 06/01/2023, 4.04% (A), 06/01/2024	408,000	421,144
4.45%, 09/29/2027	123,000	127,651
Citizens Bank NA 2.25%, 03/02/2020	300,000	298,731
Credit Agricole SA
Fixed until 01/23/2024 (E), 7.88% (A) (B)	4,000,000	4,344,552
Fixed until 12/23/2025 (E), 8.13% (A) (B)	1,553,000	1,768,261
Danske Bank A/S
3.88%, 09/12/2023 (B)	200,000	198,274
5.38%, 01/12/2024 (B)	210,000	219,923
DBS Group Holdings, Ltd. 2.85%, 04/16/2022 (B)	202,000	202,397
Fifth Third Bancorp 2.88%, 07/27/2020	741,000	742,453
First Abu Dhabi Bank PJSC 3.00%, 03/30/2022, MTN (D)	1,300,000	1,289,262
HSBC Holdings PLC
3.40%, 03/08/2021	283,000	285,874
Fixed until 03/11/2024, 3.80% (A), 03/11/2025	600,000	611,217
Fixed until 05/22/2027 (E), 6.00% (A)	200,000	200,376
Fixed until 03/30/2025 (E), 6.38% (A)	3,000,000	3,127,500
ING Groep NV Fixed until 04/16/2025 (E), 6.50% (A)	1,500,000	1,514,550
JPMorgan Chase & Co.
2.30%, 08/15/2021, MTN	314,000	311,222
2.55%, 10/29/2020	743,000	741,247
3-Month LIBOR + 0.55%, 3.15% (A), 03/09/2021	3,000,000	3,006,411
Fixed until 04/01/2022, 3.21% (A), 04/01/2023	623,000	627,056
3-Month LIBOR + 3.47%, 6.05% (A), 07/30/2019 (E)	3,368,000	3,383,392

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2019

Transamerica Unconstrained Bond

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2019

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Banks (continued)
Kreditanstalt fuer Wiederaufbau 1.63%, 03/15/2021	$ 422,000	$ 416,404
Lloyds Banking Group PLC Fixed until 06/27/2024 (E), 7.50% (A)	3,300,000	3,465,000
Macquarie Bank, Ltd. Fixed until 03/08/2027 (E), 6.13% (A) (B)	690,000	658,088
Malayan Banking Bhd. Fixed until 10/29/2021, 3.91% (A), 10/29/2026 (D)	1,200,000	1,201,992
Mitsubishi UFJ Financial Group, Inc. 3.41%, 03/07/2024	689,000	698,927
Mizuho Financial Group, Inc. 3.55%, 03/05/2023	435,000	442,725
National Australia Bank, Ltd. 3-Month LIBOR + 1.00%, 3.60% (A), 07/12/2021 (B)	1,300,000	1,317,612
NatWest Markets PLC 3.63%, 09/29/2022 (B)	592,000	593,388
Nordea Bank Abp Fixed until 03/26/2026 (E), 6.63% (A) (B)	2,721,000	2,782,222
PNC Bank NA 3-Month LIBOR + 0.50%, 3.08% (A), 07/27/2022	1,700,000	1,703,411
Powszechna Kasa Oszczednosci Bank Polski SA Via PKO Finance AB 4.63%, 09/26/2022 (D)	1,250,000	1,299,033
QNB Finance, Ltd. 2.13%, 09/07/2021, MTN (D)	1,250,000	1,217,240
Royal Bank of Scotland Group PLC
Fixed until 03/22/2024, 4.27% (A), 03/22/2025	287,000	292,595
Fixed until 06/25/2023, 4.52% (A), 06/25/2024	200,000	206,201
Fixed until 08/15/2021 (E), 8.63% (A)	557,000	598,775
Shinhan Bank Co., Ltd.
3.88%, 03/24/2026, MTN (D)	1,700,000	1,714,499
4.00%, 04/23/2029 (B)	200,000	199,697
Societe Generale SA
Fixed until 04/06/2028 (E), 6.75% (A) (B)	4,100,000	3,977,000
Fixed until 12/18/2023 (E), 7.88% (A) (B)	2,000,000	2,110,000
Standard Chartered PLC
Fixed until 04/02/2022 (E), 7.50% (A) (B)	3,488,000	3,678,748
SunTrust Bank
3.20%, 04/01/2024	1,159,000	1,167,274
Fixed until 08/02/2021, 3.50% (A), 08/02/2022	153,000	154,818
Svenska Handelsbanken AB 3-Month LIBOR + 0.49%, 3.10% (A), 06/17/2019	1,250,000	1,250,700
UniCredit SpA
Fixed until 06/19/2027, 5.86% (A), 06/19/2032 (B)	200,000	186,551

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Banks (continued)
UniCredit SpA (continued)
Fixed until 04/02/2029, 7.30% (A), 04/02/2034 (B)	$ 615,000	$ 626,647
Union Bank of the Philippines 3.37%, 11/29/2022, MTN (D)	1,000,000	999,000
United Overseas Bank, Ltd.
Fixed until 09/16/2021, 3.50% (A), 09/16/2026, MTN (D)	1,300,000	1,302,015
Fixed until 04/15/2024, 3.75% (A), 04/15/2029 (B)	200,000	202,903
Webster Financial Corp. 4.10%, 03/25/2029	402,000	401,618
Wells Fargo & Co.
3.55%, 09/29/2025, MTN	968,000	986,297
3-Month LIBOR + 1.11%, 3.69% (A), 01/24/2023	2,000,000	2,025,690
4.30%, 07/22/2027, MTN	498,000	517,827
Wells Fargo Bank NA
3-Month LIBOR + 0.60%, 3.25% (A), 05/24/2019	1,250,000	1,250,550
Woori Bank 5.13%, 08/06/2028, MTN (D)	1,300,000	1,387,386

		94,678,270

Beverages - 0.2%
Anheuser-Busch InBev Worldwide, Inc. 4.75%, 01/23/2029	189,000	202,364
Constellation Brands, Inc. 5.25%, 11/15/2048	200,000	217,896
Heineken NV 3.50%, 01/29/2028 (B)	529,000	531,814
Keurig Dr. Pepper, Inc. 4.42%, 05/25/2025 (B)	312,000	325,759

		1,277,833

Biotechnology - 0.1%
Celgene Corp.
3.25%, 02/20/2023	750,000	754,664
3.63%, 05/15/2024	88,000	89,442

		844,106

Building Products - 0.1%
Standard Industries, Inc. 6.00%, 10/15/2025 (B)	450,000	469,782

Capital Markets - 3.8%
Ameriprise Financial, Inc. 3.00%, 03/22/2022	243,000	243,912
Charles Schwab Corp. 3.85%, 05/21/2025	563,000	591,130
Credit Suisse Group AG
Fixed until 07/17/2023 (E), 7.50% (A) (B)	1,745,000	1,838,741
Fixed until 12/11/2023 (E), 7.50% (A) (B)	1,700,000	1,821,125
Deutsche Bank AG
3-Month LIBOR + 1.23%, 3.87% (A), 02/27/2023	2,500,000	2,428,480
4.25%, 02/04/2021	151,000	151,449
Donnelley Financial Solutions, Inc. 8.25%, 10/15/2024	659,000	670,533

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2019

Transamerica Unconstrained Bond

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2019

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Capital Markets (continued)
FS Energy & Power Fund 7.50%, 08/15/2023 (B)	$ 657,000	$ 678,497
Goldman Sachs Group, Inc.
2.35%, 11/15/2021	1,087,000	1,071,378
3.63%, 02/20/2024	257,000	261,547
3-Month LIBOR + 1.16%, 3.75% (A), 04/23/2020	2,000,000	2,016,162
3-Month LIBOR + 1.36%, 3.94% (A), 04/23/2021	1,000,000	1,015,818
4.25%, 10/21/2025	280,000	288,318
LPL Holdings, Inc. 5.75%, 09/15/2025 (B)	474,000	482,295
Morgan Stanley
3-Month LIBOR + 0.55%, 3.25% (A), 02/10/2021, MTN	3,000,000	3,003,991
5.00%, 11/24/2025	1,243,000	1,343,524
SURA Asset Management SA 4.88%, 04/17/2024 (D)	1,550,000	1,616,650
UBS AG 3-Month LIBOR + 0.85%, 3.48% (A), 06/01/2020	1,700,000	1,713,582
UBS Group Funding Switzerland AG
2.65%, 02/01/2022 (B)	800,000	792,523
Fixed until 01/31/2024 (E), 7.00% (A) (B)	3,225,000	3,361,966

		25,391,621

Chemicals - 1.1%
Chevron Phillips Chemical Co. LLC / Chevron Phillips Chemical Co., LP 3.30%, 05/01/2023 (B)	132,000	133,637
CNAC Finbridge Co., Ltd. 4.88%, 03/14/2025 (D)	1,300,000	1,367,435
Consolidated Energy Finance SA 6.88%, 06/15/2025 (B)	375,000	386,250
Dow Chemical Co. 4.80%, 11/30/2028 (B)	209,000	225,669
Ecolab, Inc. 2.38%, 08/10/2022	502,000	498,026
Equate Petrochemical BV 3.00%, 03/03/2022 (D)	1,700,000	1,680,943
Neon Holdings, Inc. 10.13%, 04/01/2026 (B)	419,000	431,570
NOVA Chemicals Corp. 5.00%, 05/01/2025 (B)	575,000	559,187
Nutrien, Ltd. 4.20%, 04/01/2029	117,000	121,374
Praxair, Inc. 2.25%, 09/24/2020	385,000	383,088
Rayonier AM Products, Inc. 5.50%, 06/01/2024 (B)	395,000	377,225
Sasol Financing LLC 6.50%, 09/27/2028	1,400,000	1,535,223

		7,699,627

Commercial Services & Supplies - 0.3%
Ahern Rentals, Inc. 7.38%, 05/15/2023 (B)	410,000	364,900

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Commercial Services & Supplies (continued)
Garda World Security Corp. 8.75%, 05/15/2025 (B)	$ 480,000	$ 452,496
NESCO LLC / NESCO Finance Corp. 6.88%, 02/15/2021 (B)	599,000	596,005
Prime Security Services Borrower LLC / Prime Finance, Inc.
5.25%, 04/15/2024 (B)	115,000	115,287
5.75%, 04/15/2026 (B)	390,000	393,978

		1,922,666

Communications Equipment - 0.1%
Anixter, Inc. 6.00%, 12/01/2025 (B)	383,000	406,937

Construction & Engineering - 0.3%
ABB Finance, Inc. 3.38%, 04/03/2023	289,000	293,355
Great Lakes Dredge & Dock Corp. 8.00%, 05/15/2022	590,000	623,188
Tutor Perini Corp. 6.88%, 05/01/2025 (B)	460,000	460,575
Weekley Homes LLC / Weekley Finance Corp. 6.00%, 02/01/2023	402,000	393,960

		1,771,078

Consumer Finance - 2.7%
Altice Financing SA 7.50%, 05/15/2026 (B)	600,000	609,000
American Express Co.
3-Month LIBOR + 0.65%, 3.29% (A), 02/27/2023	1,500,000	1,498,914
3.40%, 02/22/2024	171,000	174,072
4.20%, 11/06/2025	144,000	152,989
BMW Capital LLC
3-Month LIBOR + 0.38%, 2.97% (A), 04/06/2020 (B)	1,000,000	1,001,482
3-Month LIBOR + 0.41%, 3.01% (A), 04/12/2021 (B)	1,000,000	1,001,755
3.10%, 04/12/2021 (B)	413,000	416,160
Capital One NA 3-Month LIBOR + 1.15%, 3.73% (A), 01/30/2023	1,454,000	1,467,605
Daimler Finance North America LLC
2.00%, 07/06/2021 (B)	364,000	356,779
3-Month LIBOR + 0.45%, 3.11% (A), 02/22/2021 (B)	1,500,000	1,497,297
3-Month LIBOR + 0.62%, 3.20% (A), 10/30/2019 (B)	2,500,000	2,503,418
Enova International, Inc. 8.50%, 09/01/2024 - 09/15/2025 (B)	1,063,000	1,023,572
Ford Motor Credit Co. LLC 3-Month LIBOR + 0.93%, 3.67% (A), 11/04/2019	1,000,000	1,001,412
General Motors Financial Co., Inc.
3.20%, 07/06/2021	618,000	617,631
3-Month LIBOR + 0.93%, 3.53% (A), 04/13/2020	1,000,000	1,003,043
3.70%, 05/09/2023	294,000	295,355

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2019

Transamerica Unconstrained Bond

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2019

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Consumer Finance (continued)
Hyundai Capital America 3.95%, 02/01/2022 (B)	$ 313,000	$ 317,314
John Deere Capital Corp.
2.35%, 01/08/2021, MTN	202,000	201,249
2.95%, 04/01/2022, MTN	388,000	391,382
3.45%, 01/10/2024, MTN	273,000	279,744
3.65%, 10/12/2023	106,000	109,950
Navient Corp. 5.63%, 08/01/2033, MTN	1,065,000	857,325
Springleaf Finance Corp.
6.88%, 03/15/2025	300,000	321,750
7.13%, 03/15/2026	256,000	274,880
Synchrony Financial
4.25%, 08/15/2024	207,000	209,658
4.38%, 03/19/2024	141,000	144,096
Toyota Motor Credit Corp. 3.45%, 09/20/2023, MTN	299,000	308,296

		18,036,128

Containers & Packaging - 0.2%
Avery Dennison Corp. 4.88%, 12/06/2028	172,000	184,681
Crown Americas LLC / Crown Americas Capital Corp. IV 4.50%, 01/15/2023	325,000	331,910
Crown Cork & Seal Co., Inc. 7.38%, 12/15/2026	168,000	188,160
Intertape Polymer Group, Inc. 7.00%, 10/15/2026 (B)	425,000	434,562
Owens-Brockway Glass Container, Inc. 5.38%, 01/15/2025 (B)	375,000	382,500
Sealed Air Corp. 5.13%, 12/01/2024 (B)	111,000	115,163

		1,636,976

Distributors - 0.1%
Ingram Micro, Inc. 5.45%, 12/15/2024	886,000	882,191

Diversified Consumer Services - 0.0% (G)
Frontdoor, Inc. 6.75%, 08/15/2026 (B)	291,000	305,186

Diversified Financial Services - 0.4%
Credit Acceptance Corp. 6.63%, 03/15/2026 (B)	487,000	512,568
Jefferies Group LLC / Jefferies Group Capital Finance, Inc. 4.15%, 01/23/2030	147,000	136,879
National Rural Utilities Cooperative Finance Corp.
2.30%, 11/01/2020	192,000	191,107
2.40%, 04/25/2022	454,000	450,253
Fixed until 04/30/2023, 4.75% (A), 04/30/2043	636,000	623,280
Quicken Loans, Inc. 5.75%, 05/01/2025 (B)	530,000	537,950

		2,452,037

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Diversified Telecommunication Services - 1.6%
AT&T, Inc.
3.40%, 05/15/2025	$ 1,179,000	$ 1,184,329
4.35%, 03/01/2029	179,000	184,996
CenturyLink, Inc. 7.50%, 04/01/2024 (F)	975,000	1,046,906
Frontier Communications Corp.
7.13%, 01/15/2023	535,000	333,037
7.63%, 04/15/2024	917,000	506,642
Hughes Satellite Systems Corp. 6.63%, 08/01/2026	576,000	582,480
Intelsat Jackson Holdings SA 5.50%, 08/01/2023	530,000	479,650
Ooredoo International Finance, Ltd. 3.25%, 02/21/2023, MTN (D)	1,650,000	1,646,139
Telesat Canada / Telesat LLC 8.88%, 11/15/2024 (B)	237,000	256,849
Verizon Communications, Inc.
3.38%, 02/15/2025	156,000	158,341
3-Month LIBOR + 0.77%, 3.38% (A), 06/17/2019	3,000,000	3,002,754
4.02%, 12/03/2029 (B)	1,241,000	1,295,786

		10,677,909

Electric Utilities - 1.6%
Abu Dhabi National Energy Co. PJSC 4.88%, 04/23/2030 (D)	1,200,000	1,279,500
DPL, Inc. 4.35%, 04/15/2029 (B)	146,000	146,991
ENEL Chile SA 4.88%, 06/12/2028	1,400,000	1,482,460
ENEL Finance International NV
2.75%, 04/06/2023 (B)	200,000	194,692
4.25%, 09/14/2023 (B)	200,000	204,776
Exelon Corp. 2.85%, 06/15/2020	1,479,000	1,479,520
Georgia Power Co. 2.00%, 09/08/2020	243,000	240,897
Interstate Power & Light Co. 3.60%, 04/01/2029	159,000	160,283
Israel Electric Corp., Ltd. 5.00%, 11/12/2024 (D)	1,200,000	1,277,568
Jersey Central Power & Light Co. 4.30%, 01/15/2026 (B)	88,000	91,519
Kallpa Generacion SA 4.13%, 08/16/2027 (D)	1,650,000	1,631,042
Nevada Power Co. 2.75%, 04/15/2020	174,000	174,117
NTPC, Ltd. 4.38%, 11/26/2024, MTN (D)	1,310,000	1,344,343
Southern California Edison Co. Fixed until 02/01/2022 (E), 6.25% (A)	1,229,000	1,227,857

		10,935,565

Electrical Equipment - 0.5%
EnerSys 5.00%, 04/30/2023 (B)	700,000	707,000
Hubbell, Inc. 3.35%, 03/01/2026	282,000	275,636

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2019

Transamerica Unconstrained Bond

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2019

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Electrical Equipment (continued)
Siemens Financieringsmaatschappij NV
3-Month LIBOR + 0.61%, 3.22% (A), 03/16/2022 (B)	$ 2,000,000	$ 2,012,080
3.25%, 05/27/2025 (B)	510,000	516,120

		3,510,836

Electronic Equipment, Instruments & Components - 0.1%
Arrow Electronics, Inc. 4.00%, 04/01/2025	151,000	151,534
Trimble, Inc.
4.75%, 12/01/2024	26,000	26,773
4.90%, 06/15/2028	470,000	485,473

		663,780

Energy Equipment & Services - 0.8%
Apergy Corp. 6.38%, 05/01/2026	465,000	480,112
Calfrac Holdings, LP 8.50%, 06/15/2026 (B)	605,000	502,150
Forum Energy Technologies, Inc. 6.25%, 10/01/2021	480,000	451,200
Genesis Energy, LP / Genesis Energy Finance Corp.
5.63%, 06/15/2024	280,000	278,075
6.00%, 05/15/2023	325,000	328,555
Hi-Crush Partners, LP 9.50%, 08/01/2026 (B)	1,040,000	800,800
KCA Deutag Finance PLC 9.88%, 04/01/2022 (B) (F)	740,000	643,800
Nine Energy Service, Inc. 8.75%, 11/01/2023 (B)	288,000	297,360
Noble Holding International, Ltd. 7.88%, 02/01/2026 (B)	302,000	292,185
Pattern Energy Group, Inc. 5.88%, 02/01/2024 (B)	482,000	496,561
Pioneer Energy Services Corp. 6.13%, 03/15/2022	625,000	412,500
Schlumberger Holdings Corp. 3.75%, 05/01/2024 (B)	225,000	229,845
SESI LLC 7.75%, 09/15/2024	97,000	71,538
USA Compression Partners, LP / USA Compression Finance Corp.
6.88%, 04/01/2026	236,000	248,244
6.88%, 09/01/2027 (B)	146,000	153,665

		5,686,590

Entertainment - 0.5%
Netflix, Inc.
4.38%, 11/15/2026 (F)	117,000	115,684
5.88%, 02/15/2025	380,000	410,400
TWDC Enterprises 18 Corp.
3-Month LIBOR + 0.13%, 2.75% (A), 03/04/2020, MTN	1,000,000	1,001,030
3-Month LIBOR + 0.19%, 2.79% (A), 06/05/2020, MTN	2,000,000	2,002,447

		3,529,561

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Equity Real Estate Investment Trusts - 1.0%
American Tower Corp.
2.25%, 01/15/2022	$ 993,000	$ 978,138
3.60%, 01/15/2028	30,000	29,583
4.00%, 06/01/2025	179,000	184,952
Columbia Property Trust Operating Partnership, LP 4.15%, 04/01/2025	201,000	201,645
Crown Castle International Corp. 4.30%, 02/15/2029	163,000	168,352
CTR Partnership, LP / CareTrust Capital Corp. 5.25%, 06/01/2025	373,000	385,190
ESH Hospitality, Inc. 5.25%, 05/01/2025 (B)	465,000	466,744
GEO Group, Inc.
5.13%, 04/01/2023	210,000	196,350
5.88%, 10/15/2024	190,000	173,850
Iron Mountain, Inc. 4.88%, 09/15/2027 (B)	550,000	532,469
iStar, Inc.
5.25%, 09/15/2022	305,000	307,287
6.00%, 04/01/2022	250,000	255,938
MGM Growth Properties Operating Partnership, LP / MGP Finance Co-Issuer, Inc. 5.75%, 02/01/2027 (B)	251,000	264,178
Sabra Health Care, LP 5.13%, 08/15/2026	750,000	743,931
Simon Property Group, LP
3.38%, 12/01/2027	23,000	23,220
4.13%, 12/01/2021	218,000	225,266
Trust F/1401 5.25%, 12/15/2024 (D)	1,300,000	1,348,750

		6,485,843

Food & Staples Retailing - 0.3%
Albertsons Cos. LLC / Safeway, Inc. / New Albertsons, LP 5.75%, 03/15/2025	583,000	578,628
Costco Wholesale Corp. 2.15%, 05/18/2021 (F)	1,058,000	1,051,327
Walmart, Inc. 2.55%, 04/11/2023	394,000	392,335

		2,022,290

Food Products - 1.8%
ConAgra Brands, Inc.
5.40%, 11/01/2048	152,000	158,060
7.00%, 10/01/2028	190,000	228,762
Gruma SAB de CV 4.88%, 12/01/2024 (D)	1,200,000	1,263,000
JBS USA LUX SA / JBS USA Finance, Inc.
5.75%, 06/15/2025 (B)	87,000	88,958
5.88%, 07/15/2024 (B)	455,000	468,081
JBS USA LUX SA / JBS USA Food Co. / JBS USA Finance, Inc. 6.50%, 04/15/2029 (B)	194,000	205,640
Kraft Heinz Foods Co. 2.80%, 07/02/2020	498,000	497,314

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2019

Transamerica Unconstrained Bond

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2019

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Food Products (continued)
Land O’ Lakes, Inc. 7.00%, 09/18/2028 (B) (E)	$ 4,820,000	$ 4,663,350
Mondelez International, Inc. 3.63%, 02/13/2026	256,000	259,719
Nestle Holdings, Inc. 3.50%, 09/24/2025 (B)	225,000	232,899
Pilgrim’s Pride Corp. 5.88%, 09/30/2027 (B)	550,000	567,875
Post Holdings, Inc. 5.50%, 03/01/2025 (B)	450,000	460,688
Sigma Finance Netherlands BV 4.88%, 03/27/2028 (D)	1,350,000	1,360,125
Smithfield Foods, Inc. 5.20%, 04/01/2029 (B)	81,000	82,886
Tyson Foods, Inc.
3-Month LIBOR + 0.45%, 3.09% (A), 08/21/2020	1,500,000	1,498,596

		12,035,953

Gas Utilities - 0.6%
China Resources Gas Group, Ltd. 4.50%, 04/05/2022, MTN (D)	1,000,000	1,032,060
ENN Energy Holdings, Ltd. 3.25%, 07/24/2022 (D)	1,500,000	1,486,959
Transportadora de Gas del Peru SA 4.25%, 04/30/2028 (D)	1,300,000	1,326,000

		3,845,019

Health Care Equipment & Supplies - 0.1%
Hologic, Inc. 4.38%, 10/15/2025 (B)	450,000	445,781
Ortho-Clinical Diagnostics, Inc. / Ortho-Clinical Diagnostics SA 6.63%, 05/15/2022 (B)	581,000	567,565

		1,013,346

Health Care Providers & Services - 1.0%
Centene Corp. 4.75%, 01/15/2025	74,000	75,073
CVS Health Corp. 4.10%, 03/25/2025	1,455,000	1,481,805
DaVita HealthCare Partners, Inc. 5.13%, 07/15/2024	500,000	500,000
HCA, Inc.
5.25%, 06/15/2026	639,000	682,482
5.38%, 02/01/2025	575,000	605,188
Laboratory Corp. of America Holdings 3.25%, 09/01/2024	317,000	315,724
MEDNAX, Inc. 5.25%, 12/01/2023 (B)	719,000	731,582
MPH Acquisition Holdings LLC 7.13%, 06/01/2024 (B)	425,000	427,210
Roche Holdings, Inc. 2.88%, 09/29/2021 (B)	306,000	307,230
UnitedHealth Group, Inc.
2.38%, 10/15/2022	805,000	794,377
3.75%, 07/15/2025	605,000	629,733

		6,550,404

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Hotels, Restaurants & Leisure - 0.5%
Brinker International, Inc. 5.00%, 10/01/2024 (B)	$ 576,000	$ 574,560
Eldorado Resorts, Inc. 6.00%, 09/15/2026	385,000	399,438
Gohl Capital, Ltd. 4.25%, 01/24/2027 (D)	1,250,000	1,243,985
Hilton Grand Vacations Borrower LLC / Hilton Grand Vacations Borrower, Inc. 6.13%, 12/01/2024	238,000	249,305
Scientific Games International, Inc. 8.25%, 03/15/2026 (B)	570,000	590,662
Wyndham Destinations, Inc.
5.40%, 04/01/2024	223,000	228,575
5.75%, 04/01/2027	330,000	331,650

		3,618,175

Household Durables - 0.0% (G)
Toll Brothers Finance Corp. 4.35%, 02/15/2028	90,000	85,950

Household Products - 0.2%
Central Garden & Pet Co. 5.13%, 02/01/2028	340,000	323,000
Energizer Holdings, Inc. 6.38%, 07/15/2026 (B)	675,000	696,727
Procter & Gamble Co. 1.90%, 10/23/2020	20,000	19,830

		1,039,557

Independent Power & Renewable Electricity Producers - 0.2%
Empresa Electrica Angamos SA 4.88%, 05/25/2029 (D)	1,095,600	1,108,250

Industrial Conglomerates - 0.2%
General Electric Co. 5.30%, 02/11/2021	398,000	412,152
Roper Technologies, Inc.
2.80%, 12/15/2021	457,000	455,768
4.20%, 09/15/2028	448,000	461,115

		1,329,035

Insurance - 0.7%
AmWINS Group, Inc. 7.75%, 07/01/2026 (B)	605,000	609,537
Assurant, Inc. Fixed until 03/27/2028, 7.00% (A), 03/27/2048	2,391,000	2,438,820
Athene Global Funding 3-Month LIBOR + 1.23%, 3.83% (A), 07/01/2022 (B)	1,000,000	1,005,391
Athene Holding, Ltd. 4.13%, 01/12/2028	125,000	121,401
Chubb INA Holdings, Inc. 2.88%, 11/03/2022	255,000	256,784
Marsh & McLennan Cos., Inc. 3.50%, 12/29/2020	129,000	130,601
RenaissanceRe Holdings, Ltd. 3.60%, 04/15/2029	206,000	203,223

		4,765,757

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2019

Transamerica Unconstrained Bond

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2019

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Internet & Direct Marketing Retail - 0.0% (G)
Amazon.com, Inc. 2.80%, 08/22/2024	$ 310,000	$ 310,409

IT Services - 0.4%
IBM Credit LLC
3-Month LIBOR + 0.26%, 2.85% (A), 01/20/2021	500,000	500,120
3-Month LIBOR + 0.16%, 2.89% (A), 02/05/2021	1,500,000	1,497,746
Rackspace Hosting, Inc. 8.63%, 11/15/2024 (B) (F)	660,000	615,450
Total System Services, Inc. 3.80%, 04/01/2021	399,000	404,475

		3,017,791

Machinery - 0.8%
Caterpillar Financial Services Corp.
2.55%, 11/29/2022, MTN	169,000	168,199
3-Month LIBOR + 0.23%, 2.84% (A), 03/15/2021, MTN	2,000,000	2,002,033
3.15%, 09/07/2021, MTN	127,000	128,451
3.45%, 05/15/2023, MTN	191,000	196,232
CNH Industrial Capital LLC 4.20%, 01/15/2024	170,000	173,734
CNH Industrial NV
3.85%, 11/15/2027, MTN	171,000	163,475
4.50%, 08/15/2023	152,000	157,335
Illinois Tool Works, Inc. 3.50%, 03/01/2024	181,000	187,128
Ingersoll-Rand Luxembourg Finance SA 3.80%, 03/21/2029	277,000	279,437
JB Poindexter & Co., Inc. 7.13%, 04/15/2026 (B)	590,000	601,800
Novelis Corp. 6.25%, 08/15/2024 (B)	365,000	380,056
Stanley Black & Decker, Inc. 3.40%, 03/01/2026	258,000	261,246
Terex Corp. 5.63%, 02/01/2025 (B)	372,000	376,650

		5,075,776

Marine - 0.2%
Kirby Corp. 4.20%, 03/01/2028	104,000	104,321
Pelabuhan Indonesia II PT 4.25%, 05/05/2025 (D)	1,300,000	1,313,000

		1,417,321

Media - 1.4%
Altice France SA
7.38%, 05/01/2026 (B)	329,000	333,318
8.13%, 02/01/2027 (B)	214,000	223,630
Altice Luxembourg SA 7.63%, 02/15/2025 (B)	775,000	730,437
Belo Corp.
7.25%, 09/15/2027	445,000	477,262
7.75%, 06/01/2027	225,000	246,938
Block Communications, Inc. 6.88%, 02/15/2025 (B)	570,000	591,375
CBS Corp. 3.70%, 06/01/2028	264,000	259,284

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Media (continued)
CCO Holdings LLC / CCO Holdings Capital Corp.
5.00%, 02/01/2028 (B) (H)	$ 418,000	$ 417,478
5.38%, 05/01/2025 (B) (F)	290,000	300,150
5.50%, 05/01/2026 (B)	151,000	155,832
Charter Communications Operating LLC / Charter Communications Operating Capital
3-Month LIBOR + 1.65%, 4.23% (A), 02/01/2024	377,000	379,209
5.05%, 03/30/2029	297,000	314,499
Comcast Corp.
3.15%, 03/01/2026	331,000	332,065
4.15%, 10/15/2028	596,000	630,843
CSC Holdings LLC 5.50%, 04/15/2027 (B)	1,250,000	1,287,662
EW Scripps Co. 5.13%, 05/15/2025 (B)	361,000	342,950
Gray Television, Inc.
5.13%, 10/15/2024 (B)	252,000	256,410
5.88%, 07/15/2026 (B)	113,000	116,461
McGraw-Hill Global Education Holdings LLC / McGraw-Hill Global Education Finance 7.88%, 05/15/2024 (B) (F)	553,000	472,815
Myriad International Holdings BV 5.50%, 07/21/2025 (D)	1,300,000	1,406,548
Sirius XM Radio, Inc. 5.38%, 07/15/2026 (B)	316,000	325,085

		9,600,251

Metals & Mining - 1.5%
Anglo American Capital PLC 4.00%, 09/11/2027 (B)	1,004,000	986,682
Cleveland-Cliffs, Inc. 5.75%, 03/01/2025 (F)	411,000	409,027
Commercial Metals Co. 5.75%, 04/15/2026	490,000	494,900
First Quantum Minerals, Ltd.
6.50%, 03/01/2024 (B)	370,000	349,188
7.25%, 04/01/2023 (B)	231,000	228,806
FMG Resources August 2006 Pty, Ltd. 5.13%, 03/15/2023 (B) (F)	450,000	458,325
Glencore Funding LLC 4.13%, 03/12/2024 (B)	518,000	525,266
GTL Trade Finance, Inc. / Gerdau Holdings, Inc. 5.89%, 04/29/2024 (D)	1,400,000	1,512,000
Mineral Resources, Ltd. 8.13%, 05/01/2027 (B)	350,000	358,995
Novolipetsk Steel Via Steel Funding DAC 4.50%, 06/15/2023 (D)	1,600,000	1,607,923
Severstal OAO Via Steel Capital SA 5.90%, 10/17/2022 (D)	1,500,000	1,583,376
Southern Copper Corp. 6.75%, 04/16/2040	1,320,000	1,590,844
U.S. Steel Corp. 6.88%, 08/15/2025 (F)	388,000	364,099

		10,469,431

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2019

Transamerica Unconstrained Bond

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2019

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Mortgage Real Estate Investment Trusts - 0.1%
Starwood Property Trust, Inc. 4.75%, 03/15/2025	$ 545,000	$ 546,362

Multi-Utilities - 0.0% (G)
Public Service Co. of Colorado 3.70%, 06/15/2028	188,000	194,981

Multiline Retail - 0.3%
El Puerto de Liverpool SAB de CV 3.88%, 10/06/2026 (D)	1,900,000	1,854,875
Walmart, Inc. 3.05%, 07/08/2026	270,000	272,615

		2,127,490

Oil, Gas & Consumable Fuels - 5.2%
Anadarko Petroleum Corp. 6.45%, 09/15/2036	258,000	322,035
Andeavor Logistics, LP / Tesoro Logistics Finance Corp. 3.50%, 12/01/2022	90,000	90,993
Antero Midstream Partners, LP / Antero Midstream Finance Corp. 5.75%, 03/01/2027 (B)	395,000	402,900
BP Capital Markets America, Inc. 2.75%, 05/10/2023	749,000	746,951
BP Capital Markets PLC 3.51%, 03/17/2025	589,000	602,785
Brazos Valley Longhorn LLC / Brazos Valley Longhorn Finance Corp. 6.88%, 02/01/2025	674,000	677,370
Buckeye Partners, LP 3.95%, 12/01/2026	267,000	259,151
Callon Petroleum Co. 6.38%, 07/01/2026	300,000	306,750
Canadian Natural Resources, Ltd. 2.95%, 01/15/2023	847,000	840,414
Cenovus Energy, Inc. 4.25%, 04/15/2027 (F)	375,000	377,338
Centennial Resource Production LLC 6.88%, 04/01/2027 (B)	450,000	466,313
Chaparral Energy, Inc. 8.75%, 07/15/2023 (B) (F)	696,000	513,300
Cheniere Corpus Christi Holdings LLC 5.88%, 03/31/2025	525,000	565,687
Cheniere Energy Partners, LP 5.25%, 10/01/2025	370,000	377,400
Chevron Corp.
3-Month LIBOR + 0.41%, 3.09% (A), 11/15/2019	1,000,000	1,002,048
3-Month LIBOR + 0.53%, 3.15% (A), 03/03/2022	1,000,000	1,007,216
China Shenhua Overseas Capital Co., Ltd. 3.88%, 01/20/2025 (D)	1,300,000	1,314,249
Cimarex Energy Co. 4.38%, 03/15/2029	141,000	146,021
CNOOC Finance, Ltd. 3.00%, 05/09/2023	1,650,000	1,633,927
Colorado Interstate Gas Co. LLC / Colorado Interstate Issuing Corp. 4.15%, 08/15/2026 (B)	207,000	209,732

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Oil, Gas & Consumable Fuels (continued)
ConocoPhillips Co. 3-Month LIBOR + 0.90%, 3.58% (A), 05/15/2022 (F)	$ 1,700,000	$ 1,719,961
Ecopetrol SA 5.88%, 05/28/2045	1,500,000	1,546,950
Enable Midstream Partners, LP 4.95%, 05/15/2028	191,000	194,593
Enbridge, Inc.
Fixed until 01/15/2027, 6.00% (A), 01/15/2077	1,000,000	1,001,200
Energy Transfer Operating, LP
4.25%, 03/15/2023	110,000	112,782
4.50%, 04/15/2024	167,000	174,400
5.25%, 04/15/2029	146,000	157,177
Fixed until 02/15/2023 (E), 6.25% (A)	399,000	379,676
EnLink Midstream LLC 5.38%, 06/01/2029	150,000	150,569
EnLink Midstream Partners, LP
4.85%, 07/15/2026	636,000	630,435
Fixed until 12/15/2022 (E), 6.00% (A)	1,400,000	1,205,750
Enterprise Products Operating LLC 4.05%, 02/15/2022	504,000	519,193
Extraction Oil & Gas, Inc. 5.63%, 02/01/2026 (B)	625,000	512,500
Hilcorp Energy I, LP / Hilcorp Finance Co. 5.00%, 12/01/2024 (B)	640,000	635,200
Holly Energy Partners, LP / Holly Energy Finance Corp. 6.00%, 08/01/2024 (B)	414,000	431,711
Lonestar Resources America, Inc. 11.25%, 01/01/2023 (B)	662,000	658,690
Marathon Oil Corp. 2.80%, 11/01/2022	597,000	591,218
MPLX, LP
4.00%, 03/15/2028	157,000	157,184
4.13%, 03/01/2027	120,000	121,305
Noble Energy, Inc. 3.90%, 11/15/2024	502,000	512,467
Oil India International Pte, Ltd. 4.00%, 04/21/2027 (D)	1,500,000	1,464,819
ONGC Videsh, Ltd. 4.63%, 07/15/2024 (D)	1,300,000	1,346,335
Petroleos Mexicanos
5.35%, 02/12/2028	500,000	469,500
6.75%, 09/21/2047	1,200,000	1,106,400
Rockies Express Pipeline LLC 4.95%, 07/15/2029 (B)	158,000	158,123
SemGroup Corp. / Rose Rock Finance Corp. 5.63%, 11/15/2023	601,000	570,950
Shelf Drilling Holdings, Ltd. 8.25%, 02/15/2025 (B)	405,000	396,900
Southwestern Energy Co. 7.50%, 04/01/2026	575,000	583,625
Summit Midstream Holdings LLC / Summit Midstream Finance Corp. 5.50%, 08/15/2022	880,000	869,000

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2019

Transamerica Unconstrained Bond

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2019

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Oil, Gas & Consumable Fuels (continued)
SunCoke Energy Partners, LP / SunCoke Energy Partners Finance Corp. 7.50%, 06/15/2025 (B)	$ 470,000	$ 474,112
Tengizchevroil Finance Co. International, Ltd. 4.00%, 08/15/2026 (D)	2,000,000	1,992,136
Total Capital International SA 2.88%, 02/17/2022	749,000	754,631
Transportadora de Gas Internacional SA ESP 5.55%, 11/01/2028 (B)	1,300,000	1,418,625
Valero Energy Corp. 4.00%, 04/01/2029	216,000	219,071

		35,099,768

Paper & Forest Products - 0.7%
Cascades, Inc. 5.50%, 07/15/2022 (B)	311,000	313,332
Celulosa Arauco y Constitucion SA 4.50%, 08/01/2024	1,400,000	1,438,360
Fibria Overseas Finance, Ltd. 4.00%, 01/14/2025	1,300,000	1,285,050
Inversiones CMPC SA 4.38%, 05/15/2023 (D)	1,500,000	1,527,993

		4,564,735

Personal Products - 0.1%
Coty, Inc. 6.50%, 04/15/2026 (B) (F)	575,000	567,094
First Quality Finance Co., Inc. 5.00%, 07/01/2025 (B)	380,000	378,100

		945,194

Pharmaceuticals - 0.6%
Allergan Funding SCS 3.80%, 03/15/2025	151,000	152,649
Bausch Health Cos., Inc. 5.88%, 05/15/2023 (B)	555,000	559,273
GlaxoSmithKline Capital PLC
3-Month LIBOR + 0.35%, 3.04% (A), 05/14/2021	2,000,000	2,004,294
3.13%, 05/14/2021	259,000	261,490
GlaxoSmithKline Capital, Inc. 3.38%, 05/15/2023	179,000	182,973
Mylan, Inc. 4.55%, 04/15/2028	196,000	191,534
Par Pharmaceutical, Inc. 7.50%, 04/01/2027 (B)	461,000	478,195
Shire Acquisitions Investments Ireland DAC 3.20%, 09/23/2026	424,000	412,649

		4,243,057

Professional Services - 0.1%
IHS Markit, Ltd. 4.25%, 05/01/2029	135,000	134,774
Refinitiv Holdings, Inc. 8.25%, 11/15/2026 (B)	490,000	496,581

		631,355

Real Estate Management & Development - 0.5%
Greystar Real Estate Partners LLC 5.75%, 12/01/2025 (B)	483,000	485,415

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Real Estate Management & Development (continued)
Kennedy-Wilson, Inc. 5.88%, 04/01/2024	$ 475,000	$ 479,750
Longfor Group Holdings, Ltd. 4.50%, 01/16/2028 (D)	1,500,000	1,474,430
Newmark Group, Inc. 6.13%, 11/15/2023	480,000	503,758
Realogy Group LLC / Realogy Co-Issuer Corp. 4.88%, 06/01/2023 (B) (F)	422,000	402,360

		3,345,713

Road & Rail - 0.1%
Avolon Holdings Funding, Ltd.
5.13%, 10/01/2023 (B)	325,000	336,882
5.25%, 05/15/2024 (B)	157,000	163,822
Canadian National Railway Co. 2.85%, 12/15/2021	152,000	152,271
JB Hunt Transport Services, Inc. 3.88%, 03/01/2026	258,000	262,663

		915,638

Semiconductors & Semiconductor Equipment - 0.3%
Amkor Technology, Inc. 6.63%, 09/15/2027 (B)	430,000	438,197
NXP BV / NXP Funding LLC 5.55%, 12/01/2028 (B)	215,000	235,753
QUALCOMM, Inc. 3.25%, 05/20/2027	1,209,000	1,202,162

		1,876,112

Software - 0.3%
Microsoft Corp. 2.40%, 02/06/2022	1,246,000	1,244,659
SS&C Technologies, Inc. 5.50%, 09/30/2027 (B)	485,000	497,428

		1,742,087

Specialty Retail - 0.5%
AutoNation, Inc. 3.50%, 11/15/2024	211,000	206,846
Conn’s, Inc. 7.25%, 07/15/2022 (F)	856,000	856,000
Home Depot, Inc.
3-Month LIBOR + 0.31%, 2.94% (A), 03/01/2022	975,000	976,976
Lithia Motors, Inc. 5.25%, 08/01/2025 (B)	625,000	629,688
O’Reilly Automotive, Inc. 3.55%, 03/15/2026	423,000	421,539
QVC, Inc. 4.85%, 04/01/2024	544,000	556,513

		3,647,562

Technology Hardware, Storage & Peripherals - 0.3%
Dell International LLC / EMC Corp. 6.02%, 06/15/2026 (B)	1,095,000	1,186,397
Diebold Nixdorf, Inc. 8.50%, 04/15/2024	607,000	506,845
Seagate HDD Cayman 4.75%, 01/01/2025	625,000	611,037

		2,304,279

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2019

Transamerica Unconstrained Bond

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2019

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Thrifts & Mortgage Finance - 0.4%
New York Community Bancorp, Inc.
Fixed until 11/06/2023, 5.90% (A), 11/06/2028	$ 2,458,000	$ 2,483,499

Trading Companies & Distributors - 0.1%
GATX Corp.
4.35%, 02/15/2024	274,000	284,502
4.70%, 04/01/2029	107,000	112,156
H&E Equipment Services, Inc. 5.63%, 09/01/2025	375,000	380,625

		777,283

Transportation Infrastructure - 0.3%
DP World PLC 5.63%, 09/25/2048 (B)	1,500,000	1,582,500
Penske Truck Leasing Co., LP / PTL Finance Corp.
3.40%, 11/15/2026 (B)	203,000	193,147
3.95%, 03/10/2025 (B)	277,000	281,212

		2,056,859

Water Utilities - 0.0% (G)
Aqua America, Inc. 3.57%, 05/01/2029	96,000	96,619

Wireless Telecommunication Services - 0.9%
C&W Senior Financing DAC 6.88%, 09/15/2027 (B)	500,000	500,495
Sprint Corp. 7.88%, 09/15/2023	2,319,000	2,415,702
Sprint Spectrum Co. LLC / Sprint Spectrum Co. II LLC 4.74%, 09/20/2029 (B)	382,000	389,163
Vodafone Group PLC
Fixed until 04/04/2029, 7.00% (A), 04/04/2079	2,614,000	2,745,063

		6,050,423

Total Corporate Debt Securities (Cost $339,597,903)		343,804,998

FOREIGN GOVERNMENT OBLIGATIONS - 3.0%
Colombia - 1.1%
Colombia Government International Bond 3.88%, 04/25/2027	7,200,000	7,299,792

Egypt - 0.5%
Egypt Government International Bond 6.59%, 02/21/2028 (D)	3,700,000	3,571,536

Norway - 0.1%
Kommunalbanken AS 1.75%, 09/15/2020 (B)	330,000	326,876

Qatar - 1.1%
Qatar Government International Bond 4.50%, 04/23/2028 (D)	7,000,000	7,560,000

Supranational - 0.2%
European Investment Bank 2.38%, 06/15/2022	502,000	502,512
Inter-American Development Bank 2.63%, 04/19/2021, MTN	815,000	818,880

	Principal	Value
FOREIGN GOVERNMENT OBLIGATIONS (continued)
Supranational (continued)
International Bank for Reconstruction & Development 3.13%, 11/20/2025	$ 281,000	$ 291,702

		1,613,094

Total Foreign Government Obligations (Cost $19,581,525)		20,371,298

LOAN ASSIGNMENTS - 16.3%
Aerospace & Defense - 0.3%
Accudyne Industries LLC Term Loan, 1-Month LIBOR + 3.00%, 5.48% (A), 08/18/2024	398,932	398,700
Doncasters Finance LLC Term Loan, 3-Month LIBOR + 3.50%, 6.10% (A), 04/09/2020	872,473	673,985
TransDigm, Inc. Term Loan F, 1-Month LIBOR + 2.50%, 4.98% (A), 06/09/2023 (C)	619,683	617,313

		1,689,998

Air Freight & Logistics - 0.0% (G)
1199169 B.C. Unlimited Liability Co. Term Loan B2, 3-Month LIBOR + 4.00%, 6.60% (A), 04/06/2026	230,781	231,805

Auto Components - 0.2%
Mavis Tire Express Services Corp. 1st Lien Term Loan, 1-Month LIBOR + 3.25%, 5.73% (A), 03/20/2025	867,957	863,618
USI, Inc. Repriced Term Loan, 3-Month LIBOR + 3.00%, 5.60% (A), 05/16/2024	621,831	615,768

		1,479,386

Automobiles - 0.2%
CWGS Group LLC Term Loan, 1-Month LIBOR + 2.75%, 5.23% (A), 11/08/2023	676,963	625,175
Wand NewCo 3, Inc. 1st Lien Term Loan, 1-Month LIBOR + 3.50%, 5.98% (A), 02/05/2026 (C)	612,495	616,323

		1,241,498

Building Products - 0.3%
C.H.I. Overhead Doors, Inc. 1st Lien Term Loan, 1-Month LIBOR + 3.25%, 5.73% (A), 07/29/2022	616,846	614,019
CD&R Hydra Buyer, Inc. Term Loan, 1-Month LIBOR + 4.25%, 6.73% (A), 12/11/2024	925,656	918,714

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2019

Transamerica Unconstrained Bond

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2019

(unaudited)

	Principal	Value
LOAN ASSIGNMENTS (continued)
Building Products (continued)
Quikrete Holdings, Inc. 1st Lien Term Loan, 1-Month LIBOR + 2.75%, 5.23% (A), 11/15/2023	$ 621,000	$ 616,963

		2,149,696

Capital Markets - 0.3%
Crown Finance, Inc. Term Loan, 1-Month LIBOR + 2.25%, 4.73% (A), 02/28/2025	929,464	924,584
Deerfield Dakota Holdings LLC Term Loan B, 1-Month LIBOR + 3.25%, 5.73% (A), 02/13/2025	630,527	624,221
Donnelley Financial Solutions, Inc. Term Loan B, 1-Month LIBOR + 3.00%, 5.47% (A), 10/02/2023	170,588	169,309

		1,718,114

Chemicals - 0.3%
Charter NEX Holdings, Inc. Term Loan B, 1-Month LIBOR + 2.75%, 5.23% (A), 05/16/2024	634,974	621,877
Momentive Performance Materials Inc. Term Loan B TBD, 04/16/2024 (C) (I)	161,905	162,310
PQ Corp. Term Loan B, 3-Month LIBOR + 2.50%, 5.08% (A), 02/08/2025	617,249	616,257
Starfruit Finco BV Term Loan B, 1-Month LIBOR + 3.25%, 5.73% (A), 10/01/2025	960,000	955,800

		2,356,244

Commercial Services & Supplies - 0.8%
Asurion LLC
2nd Lien Term Loan,
1-Month LIBOR + 6.50%, 8.98% (A), 08/04/2025	63,905	65,103
Term Loan B6,
1-Month LIBOR + 3.00%, 5.48% (A), 11/03/2023	516,881	518,281
Term Loan B7,
1-Month LIBOR + 3.00%, 5.48% (A), 11/03/2024	332,548	333,517
BrightView Landscapes LLC 1st Lien Term Loan B, 1-Month LIBOR + 2.50%, 5.00% (A), 08/15/2025	366,912	366,682
Cast and Crew Payroll LLC 1st Lien Term Loan, 1-Month LIBOR + 4.00%, 6.49% (A), 02/09/2026	419,728	422,456

	Principal	Value
LOAN ASSIGNMENTS (continued)
Commercial Services & Supplies (continued)
Creative Artists Agency LLC Term Loan B, 1-Month LIBOR + 3.00%, 5.49% (A), 02/15/2024	$ 429,911	$ 429,911
Garda World Security Corp. Term Loan, 3-Month LIBOR + 3.50%, 6.12% (A), 05/24/2024	599,084	597,587
GFL Environmental, Inc. Term Loan B, 1-Month LIBOR + 3.00%, 5.48% (A), 05/30/2025	980,648	971,577
KAR Auction Services, Inc. Term Loan B5, 3-Month LIBOR + 2.50%, 5.13% (A), 03/09/2023	185,250	185,096
Prime Security Services Borrower LLC 1st Lien Term Loan, 1-Month LIBOR + 2.75%, 5.23% (A), 05/02/2022 (C)	843,140	843,926
West Corp.
Term Loan,
3-Month LIBOR + 4.00%, 6.63% (A), 10/10/2024	406,738	393,301
Term Loan B1,
3-Month LIBOR + 3.50%, 6.13% (A), 10/10/2024	258,697	246,686

		5,374,123

Communications Equipment - 0.1%
CommScope, Inc. Term Loan B, 1-Month LIBOR + 3.25%, 5.73% (A), 04/06/2026 (C)	426,597	429,903

Construction & Engineering - 0.1%
USIC Holdings, Inc. Term Loan B, 1-Month LIBOR + 3.25%, 5.73% (A), 12/08/2023	374,075	369,399

Construction Materials - 0.1%
Forterra Finance LLC Term Loan B, 1-Month LIBOR + 3.00%, 5.48% (A), 10/25/2023	526,223	486,851

Consumer Finance - 0.2%
Altice Financing SA
Term Loan B,
1-Month LIBOR + 2.75%, 5.22% (A), 07/15/2025	443,152	428,196
Term Loan B13,
6.47% (A), 08/14/2026	273,313	267,847
Nielsen Finance LLC Term Loan B4, 1-Month LIBOR + 2.00%, 4.47% (A), 10/04/2023	633,384	630,217

		1,326,260

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2019

Transamerica Unconstrained Bond

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2019

(unaudited)

	Principal	Value
LOAN ASSIGNMENTS (continued)
Containers & Packaging - 0.2%
BWAY Holding Co. Term Loan B, 3-Month LIBOR + 3.25%, 5.85% (A), 04/03/2024	$ 436,889	$ 431,208
Reynolds Group Holdings, Inc. Term Loan, 1-Month LIBOR + 2.75%, 5.23% (A), 02/05/2023	613,431	614,624

		1,045,832

Diversified Consumer Services - 0.1%
William Morris Endeavor Entertainment LLC 1st Lien Term Loan, 3-Month LIBOR + 2.75%, 5.36% (A), 05/18/2025	960,375	934,765

Diversified Financial Services - 0.7%
AI Ladder (Luxembourg) Subco S.a r.l Term Loan, 3-Month LIBOR + 4.50%, 7.10% (A), 07/09/2025	615,473	609,704
AlixPartners LLP Term Loan B, 1-Month LIBOR + 2.75%, 5.23% (A), 04/04/2024	647,380	647,611
Camelot Holdco, Ltd. Repriced Term Loan, 1-Month LIBOR + 3.25%, 5.73% (A), 10/03/2023	547,142	546,004
Dynasty Acquisition Co., Inc. Term Loan B1, 3-Month LIBOR + 4.00%, 6.60% (A), 04/06/2026	429,253	431,157
Fastlane Parent Co., Inc. 1st Lien Term Loan, 3-Month LIBOR + 4.50%, 7.10% (A), 02/04/2026	432,614	426,125
Financial & Risk Holdings, Inc. Term Loan, 1-Month LIBOR + 3.75%, 6.23% (A), 10/01/2025	944,633	934,792
Lions Gate Capital Holdings LLC Term Loan B, 1-Month LIBOR + 2.25%, 4.73% (A), 03/24/2025	387,430	386,461
Stars Group Holdings BV Term Loan, 3-Month LIBOR + 3.50%, 6.10% (A), 07/10/2025	531,185	533,399

		4,515,253

Diversified Telecommunication Services - 0.6%
CenturyLink, Inc. Term Loan B, 1-Month LIBOR + 2.75%, 5.23% (A), 01/31/2025	1,089,309	1,081,990
Coral-US Co-Borrower LLC Term Loan B4, 1-Month LIBOR + 3.25%, 5.73% (A), 01/30/2026	459,200	460,858

	Principal	Value
LOAN ASSIGNMENTS (continued)
Diversified Telecommunication Services (continued)
Intelsat Jackson Holdings SA Term Loan B3, 1-Month LIBOR + 3.75%, 6.23% (A), 11/27/2023	$ 1,539,000	$ 1,528,901
Level 3 Financing, Inc. Term Loan B, 1-Month LIBOR + 2.25%, 4.73% (A), 02/22/2024	606,364	606,364
Telesat Canada Term Loan B4, 3-Month LIBOR + 2.50%, 5.11% (A), 11/17/2023	633,401	631,289

		4,309,402

Electrical Equipment - 0.1%
EXC Holdings III Corp.
1st Lien Term Loan,
3-Month LIBOR + 3.50%, 6.10% (A), 12/02/2024	60,505	60,732
2nd Lien Term Loan,
3-Month LIBOR + 7.50%, 10.10% (A), 12/01/2025	320,000	321,200
Gates Global LLC Repriced Term Loan B, 1-Month LIBOR + 2.75%, 5.23% (A), 04/01/2024	428,775	429,245

		811,177

Electronic Equipment, Instruments & Components - 0.1%
Verifone Systems, Inc. 1st Lien Term Loan, 3-Month LIBOR + 4.00%, 6.68% (A), 08/20/2025	375,317	374,510
Verra Mobility Corp. 1st Lien Term Loan, 1-Month LIBOR + 3.75%, 6.23% (A), 02/28/2025	357,779	359,419

		733,929

Energy Equipment & Services - 0.1%
Apergy Corp.
1st Lien Term Loan,
1-Month LIBOR + 2.50%, 5.00% (A), 05/09/2025	396,054	395,394
Prime Rate + 1.50%, 7.00% (A), 05/09/2025	5,824	5,814

		401,208

Entertainment - 0.1%
AMC Entertainment Holdings, Inc. Term Loan B, TBD, 04/22/2026 (C) (I)	614,378	615,601

Equity Real Estate Investment Trusts - 0.1%
ESH Hospitality, Inc. Term Loan B, 1-Month LIBOR + 2.00%, 4.48% (A), 08/30/2023	431,090	429,366

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2019

Transamerica Unconstrained Bond

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2019

(unaudited)

	Principal	Value
LOAN ASSIGNMENTS (continued)
Equity Real Estate Investment Trusts (continued)
VICI Properties 1 LLC Term Loan B, 1-Month LIBOR + 2.00%, 4.49% (A), 12/20/2024	$ 369,343	$ 368,420

		797,786

Food & Staples Retailing - 0.3%
Albertsons LLC Term Loan B6, 1-Month LIBOR + 3.00%, 5.48% (A), 06/22/2023 (C)	1,500,318	1,501,022
Smart & Final Stores LLC 1st Lien Term Loan, 3-Month LIBOR + 3.50%, 6.13% (A), 11/15/2022	645,000	645,403

		2,146,425

Food Products - 0.2%
JBS USA LUX SA Term Loan B, TBD, 04/25/2026 (C) (I)	422,842	423,295
1-Month LIBOR + 2.50%, 4.98% (A), 10/30/2022	681,810	681,566

		1,104,861

Health Care Equipment & Supplies - 0.3%
Greatbatch, Ltd. 1st Lien Term Loan B, 1-Month LIBOR + 3.00%, 5.48% (A), 10/27/2022	343,877	345,044
Kinetic Concepts, Inc. Term Loan B, TBD, 02/02/2024 (C) (I)	345,000	345,518
Ortho-Clinical Diagnostics SA Term Loan B, 1-Month LIBOR + 3.25%, 5.73% (A), 06/30/2025 (C)	763,838	748,799
VVC Holding Corp. Term Loan B, 3-Month LIBOR + 4.50%, 7.20% (A), 02/11/2026	558,740	561,883

		2,001,244

Health Care Providers & Services - 0.5%
HC Group Holdings III, Inc. Term Loan B, 1-Month LIBOR + 3.75%, 6.23% (A), 04/07/2022	244,924	244,618
MPH Acquisition Holdings LLC Term Loan B, 3-Month LIBOR + 2.75%, 5.35% (A), 06/07/2023	551,459	545,773
Sotera Health Holdings LLC Term Loan, 1-Month LIBOR + 3.00%, 5.48% (A), 05/15/2022	764,055	759,757
Sound Inpatient Physicians
1st Lien Term Loan,
1-Month LIBOR + 2.75%, 5.23% (A), 06/27/2025 (C)	524,659	521,598

	Principal	Value
LOAN ASSIGNMENTS (continued)
Health Care Providers & Services (continued)
Sound Inpatient Physicians (continued)
2nd Lien Term Loan,
1-Month LIBOR + 6.75%, 9.23% (A), 06/26/2026	$ 228,492	$ 226,492
Team Health Holdings, Inc. 1st Lien Term Loan, 1-Month LIBOR + 2.75%, 5.23% (A), 02/06/2024	602,849	564,417
U.S. Renal Care, Inc. Term Loan B, 3-Month LIBOR + 4.25%, 6.85% (A), 12/30/2022	291,928	292,074

		3,154,729

Hotels, Restaurants & Leisure - 1.3%
1011778 B.C. Unlimited Liability Co. Term Loan B3, 1-Month LIBOR + 2.25%, 4.73% (A), 02/16/2024	620,417	618,607
Boyd Gaming Corp. Term Loan B3, 1-Week LIBOR + 2.25%, 4.67% (A), 09/15/2023	366,060	365,946
Caesars Resort Collection LLC 1st Lien Term Loan B, 1-Month LIBOR + 2.75%, 5.23% (A), 12/22/2024 (C)	929,268	932,027
ClubCorp Holdings, Inc. Term Loan B, 3-Month LIBOR + 2.75%, 5.35% (A), 09/18/2024	420,175	407,570
ETA Australia Holdings III Pty, Ltd. Term Loan, TBD, 06/05/2026 (C) (I)	431,225	432,124
Golden Nugget, Inc.
Term Loan B,
1-Month LIBOR + 2.75%, 5.22% (A), 10/04/2023	275,084	275,478
1-Month LIBOR + 2.75%, 5.23% (A), 10/04/2023	344,803	345,296
Hornblower Sub LLC Term Loan B, 3-Month LIBOR + 4.50%, 7.10% (A), 04/27/2025	370,645	371,571
IRB Holding Corp. 1st Lien Term Loan, 1-Month LIBOR + 3.25%, 5.72% (A), 02/05/2025	618,692	616,759
Mohegan Tribal Gaming Authority Term Loan B, 1-Month LIBOR + 4.00%, 6.48% (A), 10/13/2023	836,070	800,537
NEP/NCP Holdco, Inc. 1st Lien Term Loan, 1-Month LIBOR + 3.25%, 5.73% (A), 10/20/2025	503,738	504,682
P.F. Chang’s China Bistro, Inc. Term Loan B, 3-Month LIBOR + 6.50%, 9.09% (A), 03/01/2026	496,289	489,465

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2019

Transamerica Unconstrained Bond

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2019

(unaudited)

	Principal	Value
LOAN ASSIGNMENTS (continued)
Hotels, Restaurants & Leisure (continued)
Scientific Games International, Inc. Term Loan B5, 1-Month LIBOR + 2.75%, 5.23% (A), 08/14/2024	$ 805,208	$ 803,196
SeaWorld Parks & Entertainment, Inc. Term Loan B5, 1-Month LIBOR + 3.00%, 5.48% (A), 03/31/2024	618,985	616,922
Station Casinos LLC Term Loan B, 1-Month LIBOR + 2.50%, 4.99% (A), 06/08/2023	498,209	498,744
Travelport Finance SARL
2nd Lien Term Loan,
TBD, 03/31/2027 (C) (I)	271,077	262,944
Term Loan,
TBD, 03/13/2026 (C) (I)	662,339	646,609

		8,988,477

Household Durables - 0.2%
API Heat Transfer ThermaSys Corp. Term Loan, 3-Month LIBOR + 6.00%, 8.60% (A), 12/31/2023	441,892	397,702
LTI Holdings, Inc.
1st Lien Term Loan,
1-Month LIBOR + 3.50%, 5.98% (A), 09/06/2025	498,507	490,822
2nd Lien Term Loan,
1-Month LIBOR + 6.75%, 9.23% (A), 09/06/2026	259,009	248,001

		1,136,525

Household Products - 0.2%
Diamond BV
Term Loan,
2-Month LIBOR + 3.00%, 5.54% (A), 09/06/2024	2,453	2,358
3-Month LIBOR + 3.00%, 5.58% (A), 09/06/2024	966,553	929,099
Energizer Holdings, Inc. Term Loan B, 4.75% (A), 12/17/2025	508,725	508,089

		1,439,546

Independent Power & Renewable Electricity Producers - 0.0% (G)
Terra-Gen Finance Co. LLC Term Loan B, TBD, 12/09/2021 (C) (I)	378,301	331,013

Industrial Conglomerates - 0.1%
Auris Luxembourg III SARL Term Loan B2, 1-Month LIBOR + 3.75%, 6.23% (A), 02/27/2026 (C)	343,915	345,491
One Call Corp. Term Loan B, 1-Month LIBOR + 5.25%, 7.72% (A), 11/25/2022	349,397	302,228

		647,719

	Principal	Value
LOAN ASSIGNMENTS (continued)
Insurance - 0.7%
Alliant Holdings I, Inc. Term Loan B, 1-Month LIBOR + 2.75%, 5.24% (A), 05/09/2025	$ 1,095,278	$ 1,074,513
AmWINS Group, Inc. Term Loan B, TBD, 01/25/2024 (C) (I)	619,000	617,232
Hub International, Ltd.
Term Loan B,
2-Month LIBOR + 2.75%, 5.29% (A), 04/25/2025	2,376	2,350
3-Month LIBOR + 2.75%, 5.34% (A), 04/25/2025	940,957	930,518
Hyperion Insurance Group, Ltd. Repriced Term Loan, 1-Month LIBOR + 3.50%, 6.00% (A), 12/20/2024 (C)	385,422	385,420
NFP Corp. Term Loan B, 1-Month LIBOR + 3.00%, 5.48% (A), 01/08/2024	372,751	367,548
Sedgwick Claims Management Services, Inc. Term Loan B, 1-Month LIBOR + 3.25%, 5.73% (A), 12/31/2025	780,785	777,857
York Risk Services Holding Corp. Term Loan B, 1-Month LIBOR + 3.75%, 6.23% (A), 10/01/2021	544,276	508,558

		4,663,996

IT Services - 0.7%
Allied Universal Holdco LLC
Term Loan,
1-Month LIBOR + 3.75%, 6.23% (A), 07/28/2022	802,855	792,819
1-Month LIBOR + 4.25%, 6.73% (A), 07/28/2022	443,888	438,339
First Data Corp. Term Loan, 1-Month LIBOR + 2.00%, 4.48% (A), 04/26/2024	519,394	519,358
GTT Communications, Inc. Term Loan B, 1-Month LIBOR + 2.75%, 5.23% (A), 05/31/2025	651,729	629,966
Harland Clarke Holdings Corp. Term Loan B7, 3-Month LIBOR + 4.75%, 7.35% (A), 11/03/2023	130,574	114,318
Moneygram International, Inc. Term Loan B, 1-Month LIBOR + 3.25%, 5.73% (A), 03/27/2020	462,184	440,615
PI MergerCo, Inc. 1st Lien Term Loan, 1-Month LIBOR + 3.50%, 5.98% (A), 12/20/2024	921,256	920,104

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2019

Transamerica Unconstrained Bond

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2019

(unaudited)

	Principal	Value
LOAN ASSIGNMENTS (continued)
IT Services (continued)
Rackspace Hosting, Inc. 1st Lien Term Loan, 3-Month LIBOR + 3.00%, 5.74% (A), 11/03/2023	$ 673,287	$ 636,977
Tempo Acquisition LLC Term Loan, 1-Month LIBOR + 3.00%, 5.48% (A), 05/01/2024	526,401	526,620

		5,019,116

Life Sciences Tools & Services - 0.1%
Parexel International Corp. Term Loan B, 1-Month LIBOR + 2.75%, 5.23% (A), 09/27/2024	938,136	918,592

Machinery - 0.4%
Crosby Acquisition Corp. 1st Lien Term Loan, 1-Month LIBOR + 3.00%, 5.49% (A), 11/23/2020	838,922	829,746
Dynacast International LLC Term Loan B2, 3-Month LIBOR + 3.25%, 5.85% (A), 01/28/2022	607,418	605,140
Gardner Denver, Inc. Term Loan B, 1-Month LIBOR + 2.75%, 5.23% (A), 07/30/2024	414,156	414,582
Shape Technologies Group, Inc. Term Loan, 3-Month LIBOR + 3.00%, 5.49% (A), 04/21/2025 (C)	309,251	304,613
Wastequip LLC 1st Lien Term Loan, 1-Month LIBOR + 3.50%, 5.98% (A), 03/20/2025 (C)	369,412	366,180
Welbilt, Inc. Term Loan B, 1-Month LIBOR + 2.50%, 4.98% (A), 10/23/2025	374,000	370,260

		2,890,521

Media - 1.1%
Charter Communications Operating LLC Term Loan B, 1-Month LIBOR + 2.00%, 4.49% (A), 04/30/2025	498,737	499,774
Cogeco Communications II, LP 1st Lien Term Loan, 1-Month LIBOR + 2.25%, 4.73% (A), 01/03/2025	630,314	628,581
CSC Holdings LLC 1st Lien Term Loan, 1-Month LIBOR + 2.25%, 4.72% (A), 07/17/2025	1,180,623	1,175,088
Term Loan B, 1-Month LIBOR + 2.50%, 4.97% (A), 01/25/2026	404,305	403,421

	Principal	Value
LOAN ASSIGNMENTS (continued)
Media (continued)
EW Scripps Co. Term Loan B, TBD, 04/04/2026 (C) (I)	$ 343,507	$ 343,650
Gray Television, Inc. Term Loan C, 1-Month LIBOR + 2.50%, 4.98% (A), 01/02/2026	438,900	439,997
ION Media Networks, Inc. Term Loan B3, 1-Month LIBOR + 2.75%, 5.24% (A), 12/18/2020	942,019	940,449
McGraw-Hill Global Education Holdings LLC Term Loan B, 1-Month LIBOR + 4.00%, 6.48% (A), 05/04/2022	673,982	644,215
Meredith Corp. Term Loan B, 1-Month LIBOR + 2.75%, 5.23% (A), 01/31/2025	427,988	429,058
Numericable Group SA Term Loan B11, 1-Month LIBOR + 2.75%, 5.23% (A), 07/31/2025	308,450	299,196
Term Loan B12, 1-Month LIBOR + 3.69%, 6.16% (A), 01/31/2026	375,088	366,648
Rentpath, Inc. 2nd Lien Term Loan, 1-Month LIBOR + 9.00%, 11.49% (A), 12/17/2022	765,000	150,450
Telenet Financing LLC Term Loan AN, 1-Month LIBOR + 2.25%, 4.72% (A), 08/15/2026	371,974	370,486
Tribune Media Co. Term Loan C, 1-Month LIBOR + 3.00%, 5.48% (A), 01/27/2024	625,000	624,375

		7,315,388

Metals & Mining - 0.2%
Covia Holdings Corp. Term Loan, 3-Month LIBOR + 3.75%, 6.60% (A), 06/01/2025	512,217	452,592
Hampton Rubber Co. 1st Lien Term Loan, 1-Month LIBOR + 4.00%, 6.48% (A), 03/27/2021	617,380	610,434
U.S. Silica Co. Term Loan B, 1-Month LIBOR + 4.00%, 6.50% (A), 05/01/2025	575,522	549,727

		1,612,753

Multiline Retail - 0.1%
Hudson’s Bay Co. Term Loan B, 2-Month LIBOR + 3.25%, 5.81% (A), 09/30/2022	370,014	364,772

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2019

Transamerica Unconstrained Bond

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2019

(unaudited)

	Principal	Value
LOAN ASSIGNMENTS (continued)
Oil, Gas & Consumable Fuels - 0.6%
Delek Holdings, Inc. Term Loan B, 1-Month LIBOR + 2.25%, 4.73% (A), 03/31/2025	$ 368,289	$ 367,829
EG Finco, Ltd.
2nd Lien Term Loan,
3-Month LIBOR + 8.00%, 10.60% (A), 04/20/2026	270,270	265,540
Term Loan,
3-Month LIBOR + 4.00%, 6.60% (A), 02/07/2025	490,705	484,878
Lucid Energy Group II LLC 1st Lien Term Loan, 1-Month LIBOR + 3.00%, 5.48% (A), 02/17/2025	823,976	805,951
Medallion Midland Acquisition LLC 1st Lien Term Loan, 1-Month LIBOR + 3.25%, 5.73% (A), 10/30/2024	494,418	491,637
Osum Productions Corp. Term Loan, 3-Month LIBOR + 5.50%, 8.10% (A), 07/28/2020	908,114	828,654
TEX Operations Co. LLC Term Loan B, 1-Month LIBOR + 2.00%, 4.48% (A), 08/04/2023	928,027	928,414

		4,172,903

Personal Products - 0.1%
Coty, Inc. Term Loan B, 1-Month LIBOR + 2.25%, 4.72% (A), 04/07/2025	946,441	920,414

Pharmaceuticals - 0.5%
Akorn, Inc. Term Loan B, 1-Month LIBOR + 5.50%, 8.00% (A), 04/16/2021	404,000	350,470
Alphabet Holding Co., Inc. 1st Lien Term Loan, 1-Month LIBOR + 3.50%, 5.98% (A), 09/26/2024	973,763	908,845
Alvogen Pharma, Inc. Term Loan B, 1-Month LIBOR + 4.75%, 7.23% (A), 04/02/2022	595,282	567,006
Amneal Pharmaceuticals LLC Term Loan B, 1-Month LIBOR + 3.50%, 6.00% (A), 05/04/2025	454,360	455,496
Bausch Health Companies, Inc. Term Loan B, 1-Month LIBOR + 2.75%, 5.22% (A), 11/27/2025	581,827	581,537
Endo Finance Co. I SARL Term Loan B, 1-Month LIBOR + 4.25%, 6.75% (A), 04/29/2024	634,671	629,117

	Principal	Value
LOAN ASSIGNMENTS (continued)
Pharmaceuticals (continued)
Valeant Pharmaceuticals International, Inc. Term Loan B, 1-Month LIBOR + 3.00%, 5.47% (A), 06/02/2025	$ 137,021	$ 137,342

		3,629,813

Professional Services - 0.1%
Everi Payments, Inc. Term Loan B, 1-Month LIBOR + 3.00%, 5.48% (A), 05/09/2024	467,016	467,693
Stiphout Finance LLC 1st Lien Term Loan, 1-Month LIBOR + 3.00%, 5.48% (A), 10/26/2022	371,290	367,577

		835,270

Real Estate Management & Development - 0.3%
Brookfield WEC Holdings, Inc. 1st Lien Term Loan, 1-Month LIBOR + 3.50%, 5.98% (A), 08/01/2025	608,679	612,102
CityCenter Holdings LLC Term Loan B, 1-Month LIBOR + 2.25%, 4.73% (A), 04/18/2024	929,058	927,565
DTZ Borrower LLC Term Loan B, 1-Month LIBOR + 3.25%, 5.73% (A), 08/21/2025	772,937	772,937

		2,312,604

Road & Rail - 0.2%
Navistar Financial Corp. Term Loan B, 1-Month LIBOR + 3.75%, 6.25% (A), 07/30/2025	801,113	802,115
PODS LLC 1st Lien Term Loan, 1-Month LIBOR + 2.75%, 5.23% (A), 12/06/2024	374,051	373,427

		1,175,542

Semiconductors & Semiconductor Equipment - 0.2%
Bright Bidco BV
Term Loan B,
1-Month LIBOR + 3.50%, 5.98% (A), 06/30/2024	178,175	133,854
3-Month LIBOR + 3.50%, 6.10% (A), 06/30/2024	370,431	278,286
MaxLinear, Inc. Term Loan B, 1-Month LIBOR + 2.50%, 4.97% (A), 05/12/2024	351,865	351,425
Microchip Technology, Inc. Term Loan B, 1-Month LIBOR + 2.00%, 4.49% (A), 05/29/2025	314,976	315,173

		1,078,738

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2019

Transamerica Unconstrained Bond

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2019

(unaudited)

	Principal	Value
LOAN ASSIGNMENTS (continued)
Software - 1.9%
Almonde, Inc.
1st Lien Term Loan,
3-Month LIBOR + 3.50%, 6.10% (A), 06/13/2024	$ 698,215	$ 691,887
2nd Lien Term Loan,
3-Month LIBOR + 7.25%, 9.85% (A), 06/13/2025	265,000	263,145
Applied Systems, Inc.
1st Lien Term Loan,
1-Month LIBOR + 3.00%, 5.48% (A), 09/19/2024	628,405	627,466
2nd Lien Term Loan,
1-Month LIBOR + 7.00%, 9.48% (A), 09/19/2025 (C)	249,232	253,126
Barracuda Networks, Inc. 1st Lien Term Loan, 1-Month LIBOR + 3.25%, 5.74% (A), 02/12/2025	535,362	534,693
Comet Acquisition, Inc. Term Loan, 1-Month LIBOR + 3.50%, 5.98% (A), 10/24/2025	350,000	348,031
Cypress Intermediate Holdings III, Inc. 1st Lien Term Loan, 1-Month LIBOR + 2.75%, 5.24% (A), 04/26/2024	428,298	426,692
Epicor Software Corp. 1st Lien Term Loan, 1-Month LIBOR + 3.25%, 5.74% (A), 06/01/2022	705,847	705,296
Greeneden Holdings II LLC Term Loan B, 1-Week LIBOR + 3.25%, 5.73% (A), 12/01/2023	641,613	642,683
Houghton Mifflin Harcourt Publishing Co. Term Loan B, 1-Month LIBOR + 3.00%, 5.48% (A), 05/31/2021	649,313	624,802
Infor, Inc. Term Loan B6, 1-Month LIBOR + 2.75%, 5.23% (A), 02/01/2022	653,363	652,955
Informatica LLC Term Loan, 1-Month LIBOR + 3.25%, 5.73% (A), 08/05/2022	648,396	650,017
ION Trading Technologies SARL Term Loan B, 3-Month LIBOR + 4.00%, 6.65% (A), 11/21/2024	640,852	621,627
Kronos, Inc.
2nd Lien Term Loan,
TBD, 11/01/2024 (C) (I)	240,000	247,350
Term Loan B,
3-Month LIBOR + 3.00%, 5.74% (A), 11/01/2023	617,406	618,212

	Principal	Value
LOAN ASSIGNMENTS (continued)
Software (continued)
MA FinanceCo. LLC
Term Loan B2,
1-Month LIBOR + 2.25%, 4.73% (A), 11/19/2021	$ 429,140	$ 426,458
Term Loan B3,
1-Month LIBOR + 2.50%, 4.98% (A), 06/21/2024	61,780	61,291
McAfee LLC Term Loan B, 1-Month LIBOR + 3.75%, 6.23% (A), 09/30/2024	621,201	624,824
RP Crown Parent LLC Term Loan B, 1-Month LIBOR + 2.75%, 5.23% (A), 10/12/2023	628,393	627,607
Seattle Spinco, Inc. Term Loan B3, 1-Month LIBOR + 2.50%, 4.98% (A), 06/21/2024	417,216	413,913
Sophia, LP Term Loan B, 3-Month LIBOR + 3.25%, 5.85% (A), 09/30/2022	903,070	903,258
SS&C Technologies Holdings SARL Term Loan B4, 1-Month LIBOR + 2.25%, 4.73% (A), 04/16/2025	109,830	109,869
SS&C Technologies, Inc.
Term Loan B3,
1-Month LIBOR + 2.25%, 4.73% (A), 04/16/2025	153,645	153,700
Term Loan B5,
1-Month LIBOR + 2.25%, 4.73% (A), 04/16/2025	219,434	219,464
Ultimate Software Group, Inc. Term Loan B, TBD, 03/15/2026 (C) (I)	400,548	403,352
Vertafore, Inc.
1st Lien Term Loan,
1-Month LIBOR + 3.25%, 5.73% (A), 07/02/2025	638,996	633,045
2nd Lien Term Loan,
1-Month LIBOR + 7.25%, 9.73% (A), 07/02/2026	322,041	319,223

		12,803,986

Specialty Retail - 0.2%
Bass Pro Group LLC Term Loan B, 1-Month LIBOR + 5.00%, 7.48% (A), 09/25/2024	1,233,482	1,230,398
JP Intermediate B LLC Term Loan, 3-Month LIBOR + 5.50%, 8.08% (A), 11/20/2025	321,873	283,249

		1,513,647

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2019

Transamerica Unconstrained Bond

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2019

(unaudited)

	Principal	Value
LOAN ASSIGNMENTS (continued)
Technology Hardware, Storage & Peripherals - 0.2%
Dell International LLC Term Loan B, 1-Month LIBOR + 2.00%, 4.49% (A), 09/07/2023	$ 631,793	$ 631,914
Diebold, Inc. Term Loan B, 1-Month LIBOR + 2.75%, 5.25% (A), 11/06/2023	593,790	555,194

		1,187,108

Textiles, Apparel & Luxury Goods - 0.1%
Varsity Brands, Inc. Term Loan B, 1-Month LIBOR + 3.50%, 5.98% (A), 12/15/2024	620,162	614,580

Trading Companies & Distributors - 0.1%
ASP Unifrax Holdings, Inc. Term Loan B, 3-Month LIBOR + 3.75%, 6.35% (A), 12/12/2025	369,075	360,310
Univar, Inc. Term Loan B, 1-Month LIBOR + 2.25%, 4.73% (A), 07/01/2024	505,659	505,912

		866,222

Transportation Infrastructure - 0.1%
Drew Marine Partners, LP 1st Lien Term Loan, 1-Month LIBOR + 3.25%, 5.73% (A), 11/19/2020	552,144	550,073

Wireless Telecommunication Services - 0.3%
Sprint Communications, Inc.
1st Lien Term Loan B,
1-Month LIBOR + 2.50%, 5.00% (A), 02/02/2024	1,577,627	1,529,640
Term Loan B,
1-Month LIBOR + 3.00%, 5.50% (A), 02/02/2024	313,688	308,591

		1,838,231

Total Loan Assignments (Cost $111,758,315)		110,253,038

U.S. GOVERNMENT OBLIGATIONS - 1.2%
U.S. Treasury - 1.2%
U.S. Treasury Note
1.75%, 04/30/2022	3,000,000	2,956,875
2.63%, 02/15/2029	2,900,000	2,929,566
2.75%, 02/15/2028	1,800,000	1,838,180

Total U.S. Government Obligations (Cost $7,660,625)		7,724,621

	Shares	Value
COMMON STOCKS - 0.0% (G)
Household Durables - 0.0% (G)
API Heat Transfer Intermediate Corp. (J)	472,381	132,267

	Shares	Value
COMMON STOCKS (continued)
Machinery - 0.0% (G)
Ameriforge Group, Inc. (J)	2,679	$ 128,592

Total Common Stocks (Cost $247,541)		260,859

PREFERRED STOCKS - 1.9%
Banks - 1.4%
Banco Santander SA, 3-Month LIBOR + 0.52%, 4.00% (A)	49,970	1,161,303
Bank of America Corp., Series K*, Fixed until 12/15/2066, 6.45% (A) (F)	6,800	179,452
Deutsche Bank Contingent Capital Trust II, 6.55% (F)	39,850	999,438
GMAC Capital Trust I, Series 2, 3-Month LIBOR + 5.79%, 8.47% (A)	259,000	6,811,700

		9,151,893

Capital Markets - 0.2%
Apollo Global Management LLC, Series B, 6.38%	26,832	674,556
Oaktree Capital Group LLC
Series A, 6.63% (F)	14,800	375,180
Series B, 6.55%	25,871	651,691

		1,701,427

Household Durables - 0.0% (G)
API Heat Transfer Intermediate Corp., 0.00%	100,682	79,538

Oil, Gas & Consumable Fuels - 0.2%
Energy Transfer Operating, LP, Series E, Fixed until 05/15/2024, 7.60% (A)	44,550	1,107,958

Real Estate Management & Development - 0.1%
Brookfield Property Partners, LP, Series A, 6.50%	30,325	761,158

Total Preferred Stocks (Cost $12,744,957)		12,801,974

	Principal	Value
SHORT-TERM U.S. GOVERNMENT OBLIGATIONS - 4.7%
U.S. Treasury Bill
2.40% (K), 01/02/2020 (H)	$ 210,000	206,649
2.44% (K), 06/27/2019 (H)	1,610,000	1,603,914
2.44% (K), 10/03/2019	30,375,000	30,064,395

Total Short-Term U.S. Government Obligations (Cost $31,874,783)		31,874,958

	Shares	Value
SHORT-TERM INVESTMENT COMPANY - 3.0%
Money Market Funds - 3.0%
State Street Institutional U.S. Government Money Market Fund	20,067,385	20,067,385

Total Short-Term Investment Company (Cost $20,067,385)		20,067,385

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2019

Transamerica Unconstrained Bond

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2019

(unaudited)

	Shares	Value
OTHER INVESTMENT COMPANY - 1.3%
Securities Lending Collateral - 1.3%
State Street Navigator Securities Lending Trust - Government Money Market Portfolio, 2.51% (K)	8,609,492	$ 8,609,492

Total Other Investment Company (Cost $8,609,492)		8,609,492

Total Investments (Cost $685,442,782)		686,269,796
Net Other Assets (Liabilities) - (1.5)%		(10,046,525)

Net Assets - 100.0%		$ 676,223,271

FUTURES CONTRACTS:

Description	Long/Short	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation	Unrealized Depreciation
10-Year U.S. Treasury Note	Short	(1,609)	06/19/2019	$ (196,830,184)	$ (198,988,047)	$ —	$ (2,157,863)

SECURITY VALUATION:

Valuation Inputs (L)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Asset-Backed Securities	$—	$130,501,173	$—	$130,501,173
Corporate Debt Securities	—	343,804,998	—	343,804,998
Foreign Government Obligations	—	20,371,298	—	20,371,298
Loan Assignments	—	110,253,038	—	110,253,038
U.S. Government Obligations	—	7,724,621	—	7,724,621
Common Stocks	128,592	132,267	—	260,859
Preferred Stocks	12,722,436	79,538	—	12,801,974
Short-Term U.S. Government Obligations	—	31,874,958	—	31,874,958
Short-Term Investment Company	20,067,385	—	—	20,067,385
Other Investment Company	8,609,492	—	—	8,609,492

Total Investments	$41,527,905	$644,741,891	$—	$686,269,796

LIABILITIES
Other Financial Instruments
Futures Contracts (M)	$(2,157,863)	$—	$—	$(2,157,863)

Total Other Financial Instruments	$(2,157,863)	$—	$—	$(2,157,863)

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2019

Transamerica Unconstrained Bond

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2019

(unaudited)

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	Floating or variable rate securities. The rates disclosed are as of April 30, 2019. For securities based on a published reference rate and spread, the reference rate and spread are indicated within the description. Variable rate securities with a floor or ceiling feature are disclosed at the inherent rate, where applicable. Certain variable rate securities are not based on a published reference rate and spread, but are determined by the issuer or agent and are based on current market conditions; these securities do not indicate a reference rate and spread in the description.
(B)	Securities are registered pursuant to Rule 144A of the Securities Act of 1933. Unless otherwise indicated, the securities are deemed to be liquid for purposes of compliance limitations on holdings of illiquid securities and may be resold as transactions exempt from registration, normally to qualified institutional buyers. At April 30, 2019, the total value of 144A securities is $178,015,946, representing 26.3% of the Fund’s net assets.
(C)	When-issued, delayed-delivery and/or forward commitment (including TBAs) securities. Securities to be settled and delivered after April 30, 2019. Securities may display a coupon rate of 0.00%, as the rate is to be determined at time of settlement.
(D)	Securities are exempt from registration under Regulation S of the Securities Act of 1933, which exempts from registration securities offered and sold outside the United States. Securities may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933. At April 30, 2019, the total value of Regulation S securities is $66,562,199, representing 9.8% of the Fund’s net assets.
(E)	Perpetual maturity. The date displayed is the next call date.
(F)	All or a portion of the securities are on loan. The total value of all securities on loan is $8,424,713. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(G)	Percentage rounds to less than 0.1% or (0.1)%.
(H)	All or a portion of these securities have been segregated by the custodian as collateral to cover margin requirements for open futures contracts. The total value of such securities is $2,238,000.
(I)	All or a portion of the security represents unsettled loan commitments at April 30, 2019 where the rate will be determined at time of settlement.
(J)	Non-income producing securities.
(K)	Rates disclosed reflect the yields at April 30, 2019.
(L)	There were no transfers in or out of Level 3 during the six-month period ended April 30, 2019. Please reference the Security Valuation section of the Notes to Financial Statements for more information regarding security valuation and pricing inputs.
(M)	Futures contracts and/or forward foreign currency contracts are valued at unrealized appreciation (depreciation).

PORTFOLIO ABBREVIATIONS:

LIBOR	London Interbank Offered Rate
MTN	Medium Term Note
Prime Rate	Interest rate charged by banks to their most credit worthy customers
TBD	To Be Determined

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2019

Transamerica US Growth

SCHEDULE OF INVESTMENTS

At April 30, 2019

(unaudited)

	Shares	Value
COMMON STOCKS - 98.2%
Aerospace & Defense - 1.0%
Raytheon Co.	62,980	$ 11,184,618

Banks - 0.6%
SVB Financial Group (A)	28,597	7,198,437

Beverages - 2.4%
Constellation Brands, Inc., Class A	70,470	14,916,385
Monster Beverage Corp. (A)	203,440	12,125,024

		27,041,409

Biotechnology - 1.4%
Seattle Genetics, Inc. (A)	100,930	6,841,035
Vertex Pharmaceuticals, Inc. (A)	51,804	8,753,840

		15,594,875

Building Products - 1.1%
Fortune Brands Home & Security, Inc.	237,718	12,546,756

Capital Markets - 1.6%
BlackRock, Inc.	15,431	7,487,738
Intercontinental Exchange, Inc.	129,965	10,572,653

		18,060,391

Chemicals - 1.7%
PPG Industries, Inc.	113,864	13,379,020
Sherwin-Williams Co.	14,429	6,562,742

		19,941,762

Commercial Services & Supplies - 0.9%
Copart, Inc. (A)	156,142	10,511,479

Consumer Finance - 0.8%
Capital One Financial Corp.	96,770	8,983,159

Diversified Telecommunication Services - 1.3%
Verizon Communications, Inc.	252,094	14,417,256

Electrical Equipment - 1.7%
AMETEK, Inc.	128,435	11,324,114
Eaton Corp. PLC	95,923	7,944,343

		19,268,457

Electronic Equipment, Instruments & Components - 0.9%
CDW Corp.	96,262	10,165,267

Entertainment - 4.0%
Activision Blizzard, Inc.	146,118	7,044,349
Electronic Arts, Inc. (A)	65,245	6,175,439
Netflix, Inc. (A)	34,843	12,910,725
Walt Disney Co.	147,368	20,184,995

		46,315,508

Equity Real Estate Investment Trusts - 1.2%
American Tower Corp.	69,877	13,646,978

Food & Staples Retailing - 1.6%
Costco Wholesale Corp.	73,715	18,099,244

Health Care Equipment & Supplies - 4.3%
Baxter International, Inc.	214,528	16,368,486
Boston Scientific Corp. (A)	322,086	11,955,832
Edwards Lifesciences Corp. (A)	58,389	10,280,551
Teleflex, Inc.	35,408	10,133,062

		48,737,931

Health Care Providers & Services - 2.2%
UnitedHealth Group, Inc.	107,701	25,101,872

Hotels, Restaurants & Leisure - 1.1%
Hilton Worldwide Holdings, Inc.	148,911	12,953,768

	Shares	Value
COMMON STOCKS (continued)
Household Products - 1.4%
Colgate-Palmolive Co.	219,467	$ 15,975,003

Insurance - 0.8%
Allstate Corp.	93,946	9,306,291

Interactive Media & Services - 9.1%
Alphabet, Inc., Class A (A)	44,515	53,371,704
Alphabet, Inc., Class C (A)	18,364	21,825,247
Facebook, Inc., Class A (A)	149,274	28,869,592

		104,066,543

Internet & Direct Marketing Retail - 7.8%
Amazon.com, Inc. (A)	35,204	67,821,210
Booking Holdings, Inc. (A)	7,707	14,296,408
Wayfair, Inc., Class A (A) (B)	48,037	7,789,200

		89,906,818

IT Services - 10.3%
EPAM Systems, Inc. (A)	55,125	9,887,220
FleetCor Technologies, Inc. (A)	69,697	18,187,432
Global Payments, Inc.	116,219	16,976,109
GoDaddy, Inc., Class A (A)	230,182	18,759,833
Mastercard, Inc., Class A	138,391	35,184,528
PayPal Holdings, Inc. (A)	172,548	19,458,238

		118,453,360

Life Sciences Tools & Services - 1.5%
Thermo Fisher Scientific, Inc.	60,873	16,889,214

Machinery - 3.6%
Illinois Tool Works, Inc.	86,164	13,409,703
Middleby Corp. (A)	58,991	7,794,481
Nordson Corp.	74,964	10,940,996
Snap-on, Inc.	53,508	9,004,326

		41,149,506

Oil, Gas & Consumable Fuels - 0.6%
Continental Resources, Inc. (A)	149,061	6,855,315

Pharmaceuticals - 0.7%
Allergan PLC	55,677	8,184,519

Professional Services - 1.2%
Equifax, Inc.	51,416	6,475,845
IHS Markit, Ltd. (A)	135,495	7,758,444

		14,234,289

Road & Rail - 0.9%
Norfolk Southern Corp.	52,366	10,683,711

Semiconductors & Semiconductor Equipment - 3.3%
Advanced Micro Devices, Inc. (A)	414,706	11,458,327
Marvell Technology Group, Ltd.	380,748	9,526,315
Micron Technology, Inc. (A)	227,787	9,580,721
ON Semiconductor Corp. (A)	339,262	7,823,382

		38,388,745

Software - 15.6%
Adobe, Inc. (A)	72,793	21,055,375
DocuSign, Inc. (A)	147,566	8,362,565
Guidewire Software, Inc. (A)	135,400	14,420,100
Microsoft Corp.	521,578	68,118,087
salesforce.com, Inc. (A)	142,950	23,636,783
ServiceNow, Inc. (A)	53,082	14,412,294
SS&C Technologies Holdings, Inc.	211,232	14,291,957
Workday, Inc., Class A (A)	70,341	14,464,220

		178,761,381

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2019

Transamerica US Growth

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2019

(unaudited)

	Shares	Value
COMMON STOCKS (continued)
Specialty Retail - 1.3%
TJX Cos., Inc.	273,461	$ 15,007,540

Technology Hardware, Storage & Peripherals - 6.1%
Apple, Inc.	297,815	59,762,536
NetApp, Inc.	146,879	10,700,135

		70,462,671

Textiles, Apparel & Luxury Goods - 4.2%
NIKE, Inc., Class B	257,423	22,609,462
Under Armour, Inc., Class C (A)	543,635	11,264,117
VF Corp.	145,382	13,725,515

		47,599,094

Total Common Stocks (Cost $654,073,990)		1,125,693,167

OTHER INVESTMENT COMPANY - 0.0% (C)
Securities Lending Collateral - 0.0% (C)
State Street Navigator Securities Lending Trust - Government Money Market Portfolio, 2.51% (D)	347,550	347,550

Total Other Investment Company (Cost $347,550)		347,550

Principal	Value
REPURCHASE AGREEMENT - 1.9%

Fixed Income Clearing Corp., 1.45% (D), dated 04/30/2019, to be repurchased at $21,782,058 on 05/01/2019. Collateralized by a U.S. Government Obligation, 2.88%, due 10/15/2021, and with a value of $22,221,524.

$ 21,781,181	$ 21,781,181

Total Repurchase Agreement (Cost $21,781,181)	21,781,181

Total Investments (Cost $676,202,721)	1,147,821,898
Net Other Assets (Liabilities) - (0.1)%	(1,560,131)

Net Assets - 100.0%	$ 1,146,261,767

SECURITY VALUATION:

Valuation Inputs (E)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Common Stocks	$1,125,693,167	$—	$—	$1,125,693,167
Other Investment Company	347,550	—	—	347,550
Repurchase Agreement	—	21,781,181	—	21,781,181

Total Investments	$1,126,040,717	$21,781,181	$—	$1,147,821,898

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	Non-income producing securities.
(B)	All or a portion of the security is on loan. The value of the security on loan is $340,515. The amount on loan indicated may not correspond with the security on loan identified because a security with pending sales are in the process of recall from the brokers.
(C)	Percentage rounds to less than 0.1% or (0.1)%.
(D)	Rates disclosed reflect the yields at April 30, 2019.
(E)	There were no transfers in or out of Level 3 during the six-month period ended April 30, 2019. Please reference the Security Valuation section of the Notes to Financial Statements for more information regarding security valuation and pricing inputs.

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2019

STATEMENTS OF ASSETS AND LIABILITIES

At April 30, 2019

(unaudited)

	Transamerica Balanced II	Transamerica Bond	Transamerica Capital Growth	Transamerica Concentrated Growth	Transamerica Dividend Focused
Assets:
Investments, at value (A) (B)	$128,301,032	$931,146,846	$1,834,410,821	$175,486,003	$544,671,935
Repurchase agreements, at value (C)	—	43,258,964	76,984,214	6,809,743	4,378,170
Cash	1,113,680	8,987	—	—	—
Cash collateral pledged at broker for:
Futures contracts	65,000	—	—	—	—
Foreign currency, at value (D)	—	281,078	561	—	—
Receivables and other assets:
Investments sold	164,625	1,127,921	65,084,871	732,151	6,863,284
Net income from securities lending	—	4,561	144,284	427	—
Shares of beneficial interest sold	3,222	12,858,053	8,993,525	—	39,630
Dividends and/or distributions	39,837	—	—	86,076	635,973
Interest	286,400	6,532,141	3,101	274	176
Tax reclaims	400	559	—	136,519	712
Variation margin receivable on futures contracts	1,727	—	—	—	—
Prepaid expenses	675	4,145	7,884	882	2,681
Other assets	31,005	—	—	—	—
Total assets	130,007,603	995,223,255	1,985,629,261	183,252,075	556,592,561

Liabilities:
Cash collateral received upon return of:
Securities on loan	892,282	19,313,353	83,918,788	619,800	—
Cash collateral at broker for:
OTC derivatives (E)	—	—	300,000	—	—
Payables and other liabilities:
Investments purchased	117,456	24,195,728	20,221,969	—	4,730,442
When-issued, delayed-delivery, forward and TBA commitments purchased	6,678,858	42,949,161	—	—	—
Shares of beneficial interest redeemed	103,983	1,903,650	3,760,665	166,966	735,939
Dividends and/or distributions	—	579,530	—	—	—
Investment management fees	51,629	220,454	1,128,408	108,545	343,604
Distribution and service fees	31,679	70,657	272,529	1,390	22,681
Transfer agent fees	1,086	83,398	183,850	4,046	7,953
Trustees, CCO and deferred compensation fees	549	2,612	4,979	847	2,714
Audit and tax fees	16,063	18,832	18,066	14,577	16,514
Custody fees	8,139	46,353	69,314	12,517	32,036
Legal fees	1,814	3,955	7,754	2,761	9,438
Printing and shareholder reports fees	6,575	49,163	102,387	8,939	25,226
Registration fees	3,949	5,055	20,698	7,599	9,938
Other accrued expenses	2,613	6,824	14,969	2,702	6,896
Total liabilities	7,916,675	89,448,725	110,024,376	950,689	5,943,381
Net assets	$122,090,928	$905,774,530	$1,875,604,885	$182,301,386	$550,649,180

Net assets consist of:
Paid-in capital	$111,303,699	$901,054,886	$1,352,922,175	$115,070,244	$459,940,568
Total distributable earnings (accumulated losses)	10,787,229	4,719,644	522,682,710	67,231,142	90,708,612
Net assets	$122,090,928	$905,774,530	$1,875,604,885	$182,301,386	$550,649,180

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2019

STATEMENTS OF ASSETS AND LIABILITIES (continued)

At April 30, 2019

(unaudited)

	Transamerica Balanced II	Transamerica Bond	Transamerica Capital Growth	Transamerica Concentrated Growth	Transamerica Dividend Focused
Net assets by class:
Class A	$—	$110,216,184	$457,161,432	$1,545,755	$84,231,348
Class B	—	53,912	695,906	—	—
Class C	—	55,345,899	207,418,909	1,216,431	4,815,119
Class I	—	632,676,684	1,039,367,063	26,477,652	12,585,900
Class I2	—	94,557,020	170,961,575	153,061,548	444,703,403
Class I3	50,789,262	—	—	—	—
Class R	71,301,666	—	—	—	—
Class R6	—	12,924,831	—	—	4,313,410
Shares outstanding (unlimited shares, no par value):
Class A	—	12,048,466	15,558,484	88,395	9,060,353
Class B	—	5,887	30,891	—	—
Class C	—	6,088,932	8,985,123	72,417	520,711
Class I	—	69,038,798	33,584,255	1,523,448	1,354,549
Class I2	—	10,316,669	11,668,494	8,679,640	47,842,093
Class I3	4,785,275	—	—	—	—
Class R	6,720,132	—	—	—	—
Class R6	—	1,410,594	—	—	464,211
Net asset value per share: (F)
Class A	$—	$9.15	$29.38	$17.49	$9.30
Class B	—	9.16	22.53	—	—
Class C	—	9.09	23.08	16.80	9.25
Class I	—	9.16	30.95	17.38	9.29
Class I2	—	9.17	14.65	17.63	9.30
Class I3	10.61	—	—	—	—
Class R	10.61	—	—	—	—
Class R6	—	9.16	—	—	9.29
Maximum offering price per share: (G)
Class A	$—	$9.61	$31.09	$18.51	$9.84

(A) Investments, at cost	$118,556,407	$919,262,974	$1,381,818,760	$115,666,958	$483,980,369
(B) Securities on loan, at value	$872,509	$18,913,177	$82,094,238	$601,065	$—
(C) Repurchase agreements, at cost	$—	$43,258,964	$76,984,214	$6,809,743	$4,378,170
(D) Foreign currency, at cost	$—	$262,931	$566	$—	$—

(E)	OTC derivatives may include swaps, options and/or swaptions and forward foreign currency contracts.
(F)	Net asset value per share for Class B, C, I, I2, I3, R and R6 shares represents offering price. The redemption price for Class A, B and C shares equals net asset value less any applicable contingent deferred sales charge.
(G)	Maximum offering price per share for Class A includes an initial sales charge (represented as a percentage of offering price) which is reduced on certain levels of sales as set forth in the Funds’ Prospectus.

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2019

STATEMENTS OF ASSETS AND LIABILITIES (continued)

At April 30, 2019

(unaudited)

	Transamerica Dynamic Allocation	Transamerica Dynamic Income	Transamerica Emerging Markets Debt	Transamerica Emerging Markets Equity	Transamerica Event Driven
Assets:
Investments, at value (A) (B)	$16,705,994	$229,576,535	$669,643,550	$889,481,531	$110,109,735
Repurchase agreements, at value (C)	—	1,287,736	22,270,350	6,782,704	8,709,471
Cash	68,886	—	—	—	—
Cash collateral pledged at custodian for:
OTC derivatives (F)	—	—	—	—	3,500,000
Cash collateral pledged at broker for:
Securities sold short	—	—	—	—	9,924,792
OTC derivatives (F)	—	—	—	—	111,514
Futures contracts	—	—	—	—	407,400
Foreign currency, at value (D)	—	—	730,500	309,680	—
OTC swap agreements, at value	—	—	—	—	16,657
Receivables and other assets:
Investments sold	—	—	18,627,354	—	916,471
Net income from securities lending	440	46,222	19,119	24,880	3,328
Shares of beneficial interest sold	—	106,223	2,441,548	5,303	—
Dividends and/or distributions	—	6,205	3,259	663,771	—
Interest	—	52	9,128,193	273	386,215
Tax reclaims	—	—	41,614	6,676	1,302
Variation margin receivable on futures contracts	—	—	—	—	28,097
Unrealized appreciation on forward foreign currency contracts	—	—	262,385	—	—
Prepaid expenses	100	1,003	3,112	5,258	578
Total assets	16,775,420	231,023,976	723,170,984	897,280,076	134,115,560

Liabilities:
Securities sold short, at value (E)	—	—	—	—	19,259,749
Cash collateral received upon return of:
Securities on loan	691,049	39,981,553	24,029,603	13,495,538	6,654,353
Securities sold short	—	—	—	—	233,789
Payables and other liabilities:
Investments purchased	—	—	16,950,863	1,232	—
When-issued, delayed-delivery, forward and TBA commitments purchased	—	—	2,265,000	—	—
Shares of beneficial interest redeemed	28,549	524,513	763,917	566,622	107,156
Dividends, interest and fees for borrowings from securities sold short	—	—	—	—	85,805
Foreign capital gains tax	—	—	—	11,843	—
Due to custodian	—	—	54,625	—	—
Investment management fees	2,896	48,903	371,931	687,501	177,034
Distribution and service fees	6,597	97,754	10,550	2,265	—
Transfer agent fees	2,165	23,587	59,067	8,398	787
Trustees, CCO and deferred compensation fees	49	1,176	2,975	2,910	412
Audit and tax fees	11,836	13,752	26,654	19,718	16,592
Custody fees	5,417	5,295	183,917	339,618	52,656
Legal fees	201	4,112	13,740	7,860	1,468
Printing and shareholder reports fees	2,235	24,856	68,508	21,886	3,203
Registration fees	7,425	9,464	5,801	8,501	3,492
Other accrued expenses	1,285	3,022	7,492	9,616	25,670
Variation margin payable on centrally cleared swap agreements	—	—	—	—	—
Unrealized depreciation on forward foreign currency contracts	—	—	232,680	—	62,823
Total liabilities	759,704	40,737,987	45,047,323	15,183,508	26,684,989
Net assets	$16,015,716	$190,285,989	$678,123,661	$882,096,568	$107,430,571

Net assets consist of:
Paid-in capital	$14,964,799	$261,393,815	$762,606,988	$989,284,910	$106,686,149
Total distributable earnings (accumulated losses)	1,050,917	(71,107,826)	(84,483,327)	(107,188,342)	744,422
Net assets	$16,015,716	$190,285,989	$678,123,661	$882,096,568	$107,430,571

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2019

STATEMENTS OF ASSETS AND LIABILITIES (continued)

At April 30, 2019

(unaudited)

	Transamerica Dynamic Allocation	Transamerica Dynamic Income	Transamerica Emerging Markets Debt	Transamerica Emerging Markets Equity	Transamerica Event Driven
Net assets by class:
Class A	$7,495,101	$58,774,233	$8,823,561	$4,879,511	$—
Class C	5,634,706	94,137,051	9,740,610	1,298,014	—
Class I	2,885,909	37,374,705	500,233,326	7,673,274	857,506
Class I2	—	—	154,024,599	868,245,769	106,573,065
Class R6	—	—	5,301,565	—	—
Shares outstanding (unlimited shares, no par value):
Class A	618,651	6,510,698	857,246	484,609	—
Class C	469,146	10,477,508	953,696	130,246	—
Class I	238,921	4,139,731	48,373,869	759,302	81,728
Class I2	—	—	14,892,579	85,947,662	10,305,750
Class R6	—	—	512,962	—	—
Net asset value per share: (G)
Class A	$12.12	$9.03	$10.29	$10.07	$—
Class C	12.01	8.98	10.21	9.97	—
Class I	12.08	9.03	10.34	10.11	10.49
Class I2	—	—	10.34	10.10	10.34
Class R6	—	—	10.34	—	—
Maximum offering price per share: (H)
Class A	$12.83	$9.48	$10.80	$10.66	$—

(A) Investments, at cost	$14,611,459	$237,357,174	$682,402,465	$854,120,259	$107,796,200
(B) Securities on loan, at value	$677,063	$39,125,683	$23,539,747	$12,684,580	$6,510,538
(C) Repurchase agreements, at cost	$—	$1,287,736	$22,270,350	$6,782,704	$8,709,471
(D) Foreign currency, at cost	$—	$—	$738,068	$309,422	$—
(E) Proceeds received from securities sold short	$—	$—	$—	$—	$18,649,865

(F)	OTC derivatives may include swaps, options and/or swaptions and forward foreign currency contracts.
(G)	Net asset value per share for Class C, I, I2 and R6 shares represents offering price. The redemption price for Class A and C shares equals net asset value less any applicable contingent deferred sales charge.
(H)	Maximum offering price per share for Class A includes an initial sales charge (represented as a percentage of offering price) which is reduced on certain levels of sales as set forth in the Funds’ Prospectus.

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2019

STATEMENTS OF ASSETS AND LIABILITIES (continued)

At April 30, 2019

(unaudited)

	Transamerica Floating Rate	Transamerica Global Equity	Transamerica Government Money Market	Transamerica Growth	Transamerica High Quality Bond
Assets:
Investments, at value (A) (B)	$547,581,052	$116,018,199	$791,280,868	$206,437,212	$246,849,245
Repurchase agreements, at value (C)	26,711,663	225,989	459,407,370	1,249,895	—
Cash	839,600	—	—	—	5,134,418
Foreign currency, at value (D)	—	—	—	521	—
Receivables and other assets:
Investments sold	1,489	332,101	—	1,179,499	318,171
When-issued, delayed-delivery, forward and TBA commitments sold	597,750	—	—	—	—
Net income from securities lending	3,246	6,146	—	526	113
Shares of beneficial interest sold	594,016	2,066	2,765,061	1,363	11,346
Dividends and/or distributions	—	416,229	—	64,399	—
Interest	1,852,177	9	624,552	51	1,327,563
Tax reclaims	—	37,478	—	29,011	—
Prepaid expenses	3,094	509	7,666	962	1,438
Total assets	578,184,087	117,038,726	1,254,085,517	208,963,439	253,642,294

Liabilities:
Foreign currency overdraft, at value (D)	—	33	—	—	—
Cash collateral received upon return of:
Securities on loan	2,872,367	4,029,530	—	1,984,525	195,960
Payables and other liabilities:
Investments purchased	—	240,308	5,156,295	1,868,153	999,989
When-issued, delayed-delivery, forward and TBA commitments purchased	6,255,795	—	—	—	—
Shares of beneficial interest redeemed	957,214	70,931	2,879,218	230,649	17,835
Dividends and/or distributions	4,681	—	2,513	—	—
Money market waiver due to investment manager	—	—	511,742	—	—
Investment management fees	332,986	26,029	119,794	147,934	80,324
Distribution and service fees	22,592	26,395	2,430,341	—	13,398
Transfer agent fees	19,887	27,357	226,414	1,337	1,586
Trustees, CCO and deferred compensation fees	2,999	479	4,489	1,004	1,248
Audit and tax fees	26,342	12,871	19,039	11,340	15,518
Custody fees	157,792	26,502	88,361	24,332	17,569
Legal fees	9,462	1,600	13,892	3,468	3,619
Printing and shareholder reports fees	18,883	10,468	13,648	13,207	9,964
Registration fees	10,747	9,020	10,173	2,933	2,943
Other accrued expenses	7,546	1,935	20,227	2,731	3,518
Unrealized depreciation on unfunded commitments	3,324	—	—	—	—
Total liabilities	10,702,617	4,483,458	11,496,146	4,291,613	1,363,471
Net assets	$567,481,470	$112,555,268	$1,242,589,371	$204,671,826	$252,278,823

Net assets consist of:
Paid-in capital	$579,809,105	$92,065,782	$1,242,604,275	$97,667,487	$259,962,557
Total distributable earnings (accumulated losses)	(12,327,635)	20,489,486	(14,904)	107,004,339	(7,683,734)
Net assets	$567,481,470	$112,555,268	$1,242,589,371	$204,671,826	$252,278,823

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2019

STATEMENTS OF ASSETS AND LIABILITIES (continued)

At April 30, 2019

(unaudited)

	Transamerica Floating Rate	Transamerica Global Equity	Transamerica Government Money Market	Transamerica Growth	Transamerica High Quality Bond
Net assets by class:
Class A	$23,699,293	$55,257,903	$181,892,975	$—	$—
Class B	—	167,316	277,936	—	—
Class C	19,865,338	16,246,673	10,559,633	—	—
Class I	109,982,621	40,063,445	19,365,602	—	—
Class I2	413,934,218	—	5,304,365	187,961,141	—
Class I3	—	—	96,029,892	—	203,423,661
Class R	—	—	—	—	12,121,812
Class R2	—	—	801,036,729	—	—
Class R4	—	—	128,122,239	—	36,733,350
Class R6	—	819,931	—	16,710,685	—
Shares outstanding (unlimited shares, no par value):
Class A	2,414,178	3,877,622	181,894,918	—	—
Class B	—	11,953	277,611	—	—
Class C	2,022,284	1,170,708	10,556,254	—	—
Class I	11,236,897	2,807,130	19,366,612	—	—
Class I2	42,140,386	—	5,304,029	22,675,470	—
Class I3	—	—	96,030,834	—	20,531,251
Class R	—	—	—	—	1,220,271
Class R2	—	—	801,045,673	—	—
Class R4	—	—	128,124,409	—	3,707,027
Class R6	—	57,436	—	2,016,377	—
Net asset value per share: (E)
Class A	$9.82	$14.25	$1.00	$—	$—
Class B	—	14.00	1.00	—	—
Class C	9.82	13.88	1.00	—	—
Class I	9.79	14.27	1.00	—	—
Class I2	9.82	—	1.00	8.29	—
Class I3	—	—	1.00	—	9.91
Class R	—	—	—	—	9.93
Class R2	—	—	1.00	—	—
Class R4	—	—	1.00	—	9.91
Class R6	—	14.28	—	8.29	—
Maximum offering price per share: (F)
Class A	$10.31	$15.08	$1.00	$—	$—
Class R2	$—	$—	$1.00	$—	$—

(A) Investments, at cost	$556,767,397	$96,012,956	$791,280,868	$107,910,747	$245,771,125
(B) Securities on loan, at value	$2,810,914	$3,831,898	$—	$1,945,324	$192,072
(C) Repurchase agreements, at cost	$26,711,663	$225,989	$459,407,370	$1,249,895	$—
(D) Foreign currency, at cost	$—	$(33)	$—	$521	$—

(E)	Net asset value per share for Class B, C, I, I2, I3, R, R2, R4 and R6 shares represents offering price. The redemption price for Class A, B and C shares equals net asset value less any applicable contingent deferred sales charge.
(F)	Maximum offering price per share for Class A includes an initial sales charge (represented as a percentage of offering price) which is reduced on certain levels of sales as set forth in the Funds’ Prospectus.

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2019

STATEMENTS OF ASSETS AND LIABILITIES (continued)

At April 30, 2019

(unaudited)

	Transamerica High Yield Bond	Transamerica High Yield Muni	Transamerica Inflation Opportunities	Transamerica Inflation-Protected Securities	Transamerica Intermediate Bond
Assets:
Investments, at value (A) (B)	$1,444,541,172	$98,892,444	$141,466,370	$119,670,257	$3,223,593,671
Repurchase agreements, at value (C)	39,974,281	490,709	—	—	25,221,366
Cash	32,195	—	—	—	13,092
Cash collateral pledged at broker for:
TBA commitments	—	—	—	—	256,000
OTC derivatives (E)	—	—	80,000	—	—
Futures contracts	—	—	1,250,000	21	—
Foreign currency, at value (D)	—	—	122,116	83,582	—
Receivables and other assets:
Investments sold	1,696,500	436,665	—	—	2,939,814
When-issued, delayed-delivery, forward and TBA commitments sold	339,275	—	—	—	—
Net income from securities lending	43,398	207	20	101	11,244
Shares of beneficial interest sold	298,468	778,967	—	26,979	324,820
Dividends and/or distributions	—	160	—	—	—
Interest	20,899,594	1,492,551	527,992	321,961	17,037,145
Tax reclaims	—	—	239	—	1,197
Due from distributor	—	4,709	—	—	—
Unrealized appreciation on forward foreign currency contracts	—	—	129,743	101,124	—
Prepaid expenses	6,736	552	782	708	16,375
Total assets	1,507,831,619	102,096,964	143,577,262	120,204,733	3,269,414,724

Liabilities:
Cash collateral received upon return of:
Securities on loan	83,563,985	9,600	404,790	792,340	14,000,315
Cash collateral at broker for:
Futures contracts	—	—	1,240,000	—	—
Payables and other liabilities:
Investments purchased	1,497,707	321,007	—	—	—
When-issued, delayed-delivery, forward and TBA commitments purchased	12,707,134	—	—	—	410,901,578
Shares of beneficial interest redeemed	3,183,211	213,743	110,009	917	5,149,692
Dividends and/or distributions	79,017	741	—	—	—
Due to custodian	—	—	137,602	—	—
Investment management fees	683,716	26,956	71,403	68,095	931,953
Distribution and service fees	146,817	15,483	572	4,645	66,670
Transfer agent fees	43,185	9,411	1,425	721	19,228
Trustees, CCO and deferred compensation fees	6,707	354	684	719	11,721
Audit and tax fees	30,246	15,870	19,133	16,611	43,956
Custody fees	86,948	19,261	21,024	55,890	141,750
Legal fees	23,029	1,256	2,390	709	38,992
Printing and shareholder reports fees	121,116	6,312	6,123	7,757	88,773
Registration fees	14,153	6,861	6,748	2,177	11,129
Other accrued expenses	14,891	1,607	2,115	2,082	30,335
Unrealized depreciation on forward foreign currency contracts	—	—	21,460	—	—
Total liabilities	102,201,862	648,462	2,045,478	952,663	431,436,092
Net assets	$1,405,629,757	$101,448,502	$141,531,784	$119,252,070	$2,837,978,632

Net assets consist of:
Paid-in capital	$1,474,899,463	$101,708,036	$145,327,445	$126,810,643	$2,877,759,424
Total distributable earnings (accumulated losses)	(69,269,706)	(259,534)	(3,795,661)	(7,558,573)	(39,780,792)
Net assets	$1,405,629,757	$101,448,502	$141,531,784	$119,252,070	$2,837,978,632

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2019

STATEMENTS OF ASSETS AND LIABILITIES (continued)

At April 30, 2019

(unaudited)

	Transamerica High Yield Bond	Transamerica High Yield Muni	Transamerica Inflation Opportunities	Transamerica Inflation-Protected Securities	Transamerica Intermediate Bond
Net assets by class:
Class A	$87,825,549	$25,002,899	$761,564	$—	$—
Class B	63,213	—	—	—	—
Class C	30,108,848	11,318,482	463,614	—	—
Class I	68,924,019	65,116,409	2,755,524	—	—
Class I2	466,927,112	10,712	137,498,093	—	1,907,996,052
Class I3	295,255,777	—	—	107,511,838	694,265,679
Class R	37,577,611	—	—	9,224,299	56,974,326
Class R4	385,412,531	—	—	2,515,933	178,742,575
Class R6	33,535,097	—	52,989	—	—
Shares outstanding (unlimited shares, no par value):
Class A	9,742,949	2,147,338	76,572	—	—
Class B	7,067	—	—	—	—
Class C	3,356,169	970,607	47,576	—	—
Class I	7,600,151	5,580,431	275,356	—	—
Class I2	51,288,047	918	13,707,169	—	189,534,182
Class I3	32,439,408	—	—	10,835,430	68,841,695
Class R	4,128,762	—	—	928,417	5,645,450
Class R4	42,343,743	—	—	253,311	17,720,892
Class R6	3,684,335	—	5,281	—	—
Net asset value per share: (F)
Class A	$9.01	$11.64	$9.95	$—	$—
Class B	8.94	—	—	—	—
Class C	8.97	11.66	9.74	—	—
Class I	9.07	11.67	10.01	—	—
Class I2	9.10	11.67	10.03	—	10.07
Class I3	9.10	—	—	9.92	10.08
Class R	9.10	—	—	9.94	10.09
Class R4	9.10	—	—	9.93	10.09
Class R6	9.10	—	10.03	—	—
Maximum offering price per share: (G)
Class A	$9.46	$12.03	$10.45	$—	$—

(A) Investments, at cost	$1,477,317,693	$96,600,240	$142,278,233	$119,719,143	$3,213,893,372
(B) Securities on loan, at value	$81,847,203	$9,104	$396,152	$776,545	$13,708,335
(C) Repurchase agreements, at cost	$39,974,281	$490,709	$—	$—	$25,221,366
(D) Foreign currency, at cost	$—	$—	$123,601	$84,528	$—

(E)	OTC derivatives may include swaps, options and/or swaptions and forward foreign currency contracts.
(F)	Net asset value per share for Class B, C, I, I2, I3, R, R4 and R6 shares represents offering price. The redemption price for Class A, B and C shares equals net asset value less any applicable contingent deferred sales charge.
(G)	Maximum offering price per share for Class A includes an initial sales charge (represented as a percentage of offering price) which is reduced on certain levels of sales as set forth in the Funds’ Prospectus.

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2019

STATEMENTS OF ASSETS AND LIABILITIES (continued)

At April 30, 2019

(unaudited)

	Transamerica Intermediate Muni	Transamerica International Equity	Transamerica International Growth	Transamerica International Small Cap Value	Transamerica International Stock
Assets:
Investments, at value (A) (B)	$1,427,720,042	$5,059,611,991	$1,143,157,008	$705,408,308	$1,820,083
Repurchase agreements, at value (C)	49,855,075	32,914,797	10,405,139	—	—
Cash	—	—	—	—	66,682
Foreign currency, at value (D)	—	4	11,465,645	456,081	251
Receivables and other assets:
Investments sold	256,692	12,548,958	—	556,913	—
When-issued, delayed-delivery, forward and TBA commitments sold	—	20,151,466	—	2,830,909	—
Net income from securities lending	—	56,895	44,890	12,852	—
Shares of beneficial interest sold	4,724,877	4,805,832	—	83,027	—
Dividends and/or distributions	25,060	29,841,657	4,806,220	3,411,272	8,940
Interest	16,727,161	1,326	419	—	—
Tax reclaims	—	9,748,864	2,956,663	650,615	1,708
Due from investment manager	—	—	—	—	35,757
Due from distributor	52,775	—	—	—	—
Prepaid expenses	7,658	26,166	6,012	3,344	12
Total assets	1,499,369,340	5,169,707,956	1,172,841,996	713,413,321	1,933,433

Liabilities:
Cash collateral received upon return of:
Securities on loan	—	102,634,993	42,929,310	11,278,562	—
Payables and other liabilities:
Investments purchased	1,409,472	784,022	—	—	—
When-issued, delayed-delivery, forward and TBA commitments purchased	4,144,373	9,561,990	—	—	—
Shares of beneficial interest redeemed	2,567,357	27,400,087	383,291	3,157,077	—
Dividends and/or distributions	621,471	—	—	—	—
Due to custodian	—	—	—	1,862,400	—
Investment management fees	544,723	3,157,877	748,644	574,763	—
Distribution and service fees	178,956	111,032	25	—	104
Transfer agent fees	128,751	298,141	7,450	29,341	58
Trustees, CCO and deferred compensation fees	5,184	22,361	4,912	3,214	7
Audit and tax fees	27,741	65,989	29,427	20,800	9,662
Custody fees	110,328	817,698	226,477	188,208	375
Legal fees	17,658	72,586	18,234	12,351	68
Printing and shareholder reports fees	58,137	245,733	50,532	29,950	1,236
Registration fees	20,485	12,293	9,589	4,488	2,617
Other accrued expenses	14,719	56,388	13,290	8,133	20
Total liabilities	9,849,355	145,241,190	44,421,181	17,169,287	14,147
Net assets	$1,489,519,985	$5,024,466,766	$1,128,420,815	$696,244,034	$1,919,286

Net assets consist of:
Paid-in capital	$1,486,522,709	$4,984,059,538	$1,197,825,676	$686,948,706	$2,022,173
Total distributable earnings (accumulated losses)	2,997,276	40,407,228	(69,404,861)	9,295,328	(102,887)
Net assets	$1,489,519,985	$5,024,466,766	$1,128,420,815	$696,244,034	$1,919,286

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2019

STATEMENTS OF ASSETS AND LIABILITIES (continued)

At April 30, 2019

(unaudited)

	Transamerica Intermediate Muni		Transamerica International Equity	Transamerica International Growth	Transamerica International Small Cap Value	Transamerica International Stock
Net assets by class:
Class A	$210,566,172		$204,173,207	$112,205	$—	$475,984
Class C	142,216,085		54,104,073	—	—	—
Class I	1,136,727,195		2,384,603,248	14,404	255,620,815	493,856
Class I2	10,533		1,876,901,574	1,128,284,475	440,623,219	474,723
Class I3	—		221,192,556	—	—	—
Class R	—		35,120,187	—	—	—
Class R4	—		17,284,148	—	—	—
Class R6	—		231,087,773	9,731	—	474,723
Shares outstanding (unlimited shares, no par value):
Class A	18,260,663		11,852,426	15,593	—	50,270
Class C	12,360,802		3,184,844	—	—	—
Class I	98,147,732		136,814,625	1,998	21,258,897	52,079
Class I2	909		107,586,673	157,063,504	36,588,678	50,062
Class I3	—		12,593,565	—	—	—
Class R	—		1,995,067	—	—	—
Class R4	—		983,991	—	—	—
Class R6	—		13,116,881	1,349	—	50,062
Net asset value per share: (E)
Class A	$11.53		$17.23	$7.20	$—	$9.47
Class C	11.51		16.99	—	—	—
Class I	11.58		17.43	7.21	12.02	9.48
Class I2	11.58	(F)	17.45	7.18	12.04	9.48
Class I3	—		17.56	—	—	—
Class R	—		17.60	—	—	—
Class R4	—		17.57	—	—	—
Class R6	—		17.62	7.21	—	9.48
Maximum offering price per share: (G)
Class A	$11.92		$18.23	$7.62	$—	$9.47

(A) Investments, at cost	$1,405,612,500		$4,890,167,863	$1,164,615,860	$674,934,194	$1,865,860
(B) Securities on loan, at value	$—		$97,708,143	$41,045,589	$10,720,374	$—
(C) Repurchase agreements, at cost	$49,855,075		$32,914,797	$10,405,139	$—	$—
(D) Foreign currency, at cost	$—		$4	$11,544,110	$454,504	$250

(E)	Net asset value per share for Class C, I, I2, I3, R, R4 and R6 shares represents offering price. The redemption price for Class A and C shares equals net asset value less any applicable contingent deferred sales charge.
(F)	Actual net asset value per share presented differs from calculated net asset value per share due to rounding.
(G)	Maximum offering price per share for Class A includes an initial sales charge (represented as a percentage of offering price) which is reduced on certain levels of sales as set forth in the Funds’ Prospectus.

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2019

STATEMENTS OF ASSETS AND LIABILITIES (continued)

At April 30, 2019

(unaudited)

	Transamerica Large Cap Value	Transamerica Large Core	Transamerica Large Growth	Transamerica Large Value Opportunities	Transamerica Mid Cap Growth
Assets:
Investments, at value (A) (B)	$2,235,748,147	$268,435,671	$843,914,188	$576,298,423	$75,213,642
Repurchase agreements, at value (C)	13,691,574	—	—	—	1,142,109
Cash	—	391,929	5,880,620	1,230,635	—
Foreign currency, at value (D)	—	—	1,257	—	—
Receivables and other assets:
Investments sold	41,730,288	—	1,952,190	—	—
Net income from securities lending	8,423	17	562	—	142
Shares of beneficial interest sold	3,559,757	5,887	24,177	41,132	18,225
Dividends and/or distributions	2,374,000	197,715	228,420	451,616	3,770
Interest	552	—	—	—	46
Tax reclaims	740,324	—	14,775	—	—
Prepaid expenses	10,594	1,293	3,940	2,900	220
Total assets	2,297,863,659	269,032,512	852,020,129	578,024,706	76,378,154

Liabilities:
Cash collateral received upon return of:
Securities on loan	68,265,522	392,065	3,933,375	—	—
Payables and other liabilities:
Investments purchased	18,740,924	—	1,864,547	—	169,170
Shares of beneficial interest redeemed	18,014,034	226,946	473,541	12,579	24,878
Investment management fees	1,247,856	115,953	475,050	222,986	31,989
Distribution and service fees	64,655	31,081	66,171	44,169	13,359
Transfer agent fees	68,473	1,970	5,918	4,280	2,083
Trustees, CCO and deferred compensation fees	9,021	1,179	3,591	2,749	563
Audit and tax fees	28,616	13,155	17,966	15,650	14,717
Custody fees	93,636	16,257	56,083	33,817	17,346
Legal fees	27,082	3,558	10,857	8,399	3,550
Printing and shareholder reports fees	69,578	8,611	23,710	20,981	13,863
Registration fees	15,864	4,359	5,457	4,198	8,113
Other accrued expenses	23,007	3,455	9,563	6,840	2,360
Total liabilities	106,668,268	818,589	6,945,829	376,648	301,991
Net assets	$2,191,195,391	$268,213,923	$845,074,300	$577,648,058	$76,076,163

Net assets consist of:
Paid-in capital	$2,033,265,571	$250,916,536	$571,988,365	$565,405,969	$68,531,280
Total distributable earnings (accumulated losses)	157,929,820	17,297,387	273,085,935	12,242,089	7,544,883
Net assets	$2,191,195,391	$268,213,923	$845,074,300	$577,648,058	$76,076,163

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2019

STATEMENTS OF ASSETS AND LIABILITIES (continued)

At April 30, 2019

(unaudited)

	Transamerica Large Cap Value	Transamerica Large Core	Transamerica Large Growth	Transamerica Large Value Opportunities	Transamerica Mid Cap Growth
Net assets by class:
Class A	$97,276,435	$—	$—	$—	$10,978,601
Class C	49,660,791	—	—	—	1,323,979
Class I	379,059,137	—	—	—	638,224
Class I2	1,632,910,498	—	—	—	10,269
Class I3	—	194,734,988	673,543,861	459,327,013	41,873,541
Class R	—	68,346,954	133,458,900	81,200,700	20,235,687
Class R4	—	5,131,981	38,071,539	37,120,345	1,015,862
Class R6	32,288,530	—	—	—	—
Shares outstanding (unlimited shares, no par value):
Class A	8,386,361	—	—	—	1,161,183
Class C	4,311,170	—	—	—	147,973
Class I	32,448,832	—	—	—	66,794
Class I2	139,887,790	—	—	—	1,068
Class I3	—	19,891,785	52,002,656	49,602,878	4,360,659
Class R	—	6,981,916	10,353,698	8,764,620	2,114,831
Class R4	—	524,192	2,943,146	4,008,385	105,501
Class R6	2,765,874	—	—	—	—
Net asset value per share: (E)
Class A	$11.60	$—	$—	$—	$9.45
Class C	11.52	—	—	—	8.95
Class I	11.68	—	—	—	9.56
Class I2	11.67	—	—	—	9.62
Class I3	—	9.79	12.95	9.26	9.60
Class R	—	9.79	12.89	9.26	9.57
Class R4	—	9.79	12.94	9.26	9.63
Class R6	11.67	—	—	—	—
Maximum offering price per share: (F)
Class A	$12.28	$—	$—	$—	$10.00

(A) Investments, at cost	$2,048,869,670	$249,879,373	$589,055,187	$557,067,563	$68,500,051
(B) Securities on loan, at value	$65,534,901	$381,170	$3,854,160	$—	$—
(C) Repurchase agreements, at cost	$13,691,574	$—	$—	$—	$1,142,109
(D) Foreign currency, at cost	$—	$—	$1,256	$—	$—

(E)	Net asset value per share for Class C, I, I2, I3, R, R4 and R6 Class Shares represents offering price. The redemption price for Class A and C shares equal net asset value less any applicable contingent deferred sales charge.
(F)	Maximum offering price per share for Class A includes an initial sales charge (represented as a percentage of offering price) which is reduced on certain levels of sales as set forth in the Funds’ Prospectus.

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2019

STATEMENTS OF ASSETS AND LIABILITIES (continued)

At April 30, 2019

(unaudited)

	Transamerica Mid Cap Value Opportunities	Transamerica MLP & Energy Income	Transamerica Multi-Cap Growth	Transamerica Multi-Managed Balanced	Transamerica Short-Term Bond
Assets:
Investments, at value (A) (B)	$1,618,121,516	$286,933,025	$265,891,230	$1,031,741,924	$2,819,197,080
Repurchase agreements, at value (C)	103,027,188	3,234,284	7,155,655	13,545,092	42,964,317
Cash collateral pledged at broker for:
Futures contracts	—	—	—	500,000	—
Receivables and other assets:
Investments sold	19,624,910	2,074,072	—	1,322,370	789,621
Net income from securities lending	4,284	2,117	—	—	4,252
Shares of beneficial interest sold	967,984	15,292	10,635	931,611	7,474,299
Dividends and/or distributions	696,089	1,832,846	109,184	324,567	—
Interest	4,150	106,300	288	2,250,312	17,172,461
Tax reclaims	—	—	66,428	221	—
Variation margin receivable on futures contracts	—	—	—	14,647	—
Prepaid expenses	7,830	1,465	1,288	4,924	15,462
Other assets	—	—	—	226,100	—
Total assets	1,742,453,951	294,199,401	273,234,708	1,050,861,768	2,887,617,492

Liabilities:
Cash collateral received upon return of:
Securities on loan	26,267,028	533,275	—	6,997,251	16,215,548
Payables and other liabilities:
Investments purchased	8,807,071	—	—	1,585,438	8,365,000
When-issued, delayed-delivery, forward and TBA commitments purchased	—	—	—	56,153,515	14,667,200
Shares of beneficial interest redeemed	3,582,686	336,235	215,814	439,318	8,629,752
Dividends and/or distributions	—	—	—	—	902,988
Due to custodian	—	—	—	12,457	—
Investment management fees	963,626	291,589	147,875	554,772	1,234,185
Distribution and service fees	145,644	17,070	15,315	288,707	457,039
Transfer agent fees	80,830	11,447	31,584	76,297	235,790
Trustees, CCO and deferred compensation fees	6,728	1,453	1,286	3,758	11,589
Audit and tax fees	26,976	14,478	12,950	22,569	41,355
Custody fees	79,236	18,680	18,599	82,824	136,069
Legal fees	19,509	3,543	3,935	12,965	40,162
Printing and shareholder reports fees	66,662	14,478	10,995	49,518	169,600
Registration fees	15,916	6,127	5,293	6,620	13,299
Other accrued expenses	17,075	3,789	3,696	10,936	29,455
Total liabilities	40,078,987	1,252,164	467,342	66,296,945	51,149,031
Net assets	$1,702,374,964	$292,947,237	$272,767,366	$984,564,823	$2,836,468,461

Net assets consist of:
Paid-in capital	$1,527,431,573	$460,494,021	$202,906,082	$783,281,729	$2,874,447,358
Total distributable earnings (accumulated losses)	174,943,391	(167,546,784)	69,861,284	201,283,094	(37,978,897)
Net assets	$1,702,374,964	$292,947,237	$272,767,366	$984,564,823	$2,836,468,461

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2019

STATEMENTS OF ASSETS AND LIABILITIES (continued)

At April 30, 2019

(unaudited)

	Transamerica Mid Cap Value Opportunities	Transamerica MLP & Energy Income	Transamerica Multi-Cap Growth	Transamerica Multi-Managed Balanced	Transamerica Short-Term Bond
Net assets by class:
Class A	$22,338,354	$19,200,769	$57,587,576	$550,460,560	$628,891,040
Class B	—	—	293,969	749,104	—
Class C	19,978,445	14,152,327	3,068,197	193,492,221	349,948,499
Class I	464,246,901	17,219,540	45,156,325	231,557,402	1,567,604,519
Class I2	297,497,097	242,374,601	166,661,299	—	266,061,469
Class I3	225,768,810	—	—	—	—
Class R	66,420,596	—	—	—	—
Class R4	388,592,811	—	—	—	—
Class R6	217,531,950	—	—	8,305,536	23,962,934
Shares outstanding (unlimited shares, no par value):
Class A	1,937,060	2,721,727	7,695,294	19,871,778	61,869,248
Class B	—	—	53,522	27,199	—
Class C	1,749,187	2,013,724	549,903	7,122,134	34,493,965
Class I	39,971,627	2,440,348	5,372,659	8,317,048	156,926,610
Class I2	25,601,181	34,347,974	19,497,516	—	26,656,865
Class I3	19,342,105	—	—	—	—
Class R	5,687,354	—	—	—	—
Class R4	33,276,374	—	—	—	—
Class R6	18,585,459	—	—	298,260	2,400,385
Net asset value per share: (D)
Class A	$11.53	$7.05	$7.48	$27.70	$10.16
Class B	—	—	5.49	27.54	—
Class C	11.42	7.03	5.58	27.17	10.15
Class I	11.61	7.06	8.40	27.84	9.99
Class I2	11.62	7.06	8.55	—	9.98
Class I3	11.67	—	—	—	—
Class R	11.68	—	—	—	—
Class R4	11.68	—	—	—	—
Class R6	11.70	—	—	27.85	9.98
Maximum offering price per share: (E)
Class A	$12.20	$7.46	$7.92	$29.31	$10.42

(A) Investments, at cost	$1,468,929,755	$273,740,652	$200,615,919	$839,735,882	$2,811,842,314
(B) Securities on loan, at value	$25,362,190	$517,855	$—	$6,854,244	$15,870,217
(C) Repurchase agreements, at cost	$103,027,188	$3,234,284	$7,155,655	$13,545,092	$42,964,317

(D)	Net asset value per share for Class B, C, I, I2, I3, R, R4 and R6 shares represents offering price. The redemption price for Class A, B and C shares equals net asset value less any applicable contingent deferred sales charge.
(E)	Maximum offering price per share for Class A includes an initial sales charge (represented as a percentage of offering price) which is reduced on certain levels of sales as set forth in the Funds’ Prospectus.

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2019

STATEMENTS OF ASSETS AND LIABILITIES (continued)

At April 30, 2019

(unaudited)

	Transamerica Small Cap Core	Transamerica Small Cap Growth	Transamerica Small Cap Value	Transamerica Small/Mid Cap Value	Transamerica Strategic High Income
Assets:
Investments, at value (A) (B)	$200,474,822	$144,701,760	$286,019,819	$828,138,667	$181,728,100
Repurchase agreements, at value (C)	4,710,262	5,407,023	1,710,725	30,588,645	—
Receivables and other assets:
Investments sold	—	—	1,168,745	6,527,126	346
When-issued, delayed-delivery, forward and TBA commitments sold	—	—	—	—	700,155
Net income from securities lending	1,210	1,261	15,850	4,839	4,132
Shares of beneficial interest sold	2,377	21,486	2,385	1,106,743	374,918
Dividends and/or distributions	107,144	6,482	53,961	331,182	94,413
Interest	190	218	69	1,232	1,226,898
Tax reclaims	—	—	—	—	109,848
Prepaid expenses	983	687	1,264	3,934	962
Total assets	205,296,988	150,138,917	288,972,818	866,702,368	184,239,772
Liabilities:
Cash collateral received upon return of:
Securities on loan	5,908,423	4,629,001	14,963,701	14,551,515	3,081,948
Payables and other liabilities:
Investments purchased	—	663,955	—	3,852,353	—
Shares of beneficial interest redeemed	199,484	79,350	88,881	732,581	84,660
Due to custodian	—	—	—	—	75,538
Investment management fees	133,244	88,184	188,235	570,141	93,135
Distribution and service fees	19,567	14,542	5,610	207,427	41,542
Transfer agent fees	2,211	8,431	4,109	110,177	18,461
Trustees, CCO and deferred compensation fees	1,093	742	1,249	3,452	616
Audit and tax fees	15,099	11,462	12,721	17,744	15,617
Custody fees	25,612	19,998	21,543	52,559	17,832
Legal fees	3,226	1,887	3,828	10,973	1,500
Printing and shareholder reports fees	10,795	9,751	9,080	58,974	6,539
Registration fees	8,391	9,591	8,164	10,539	5,344
Other accrued expenses	3,100	2,402	3,559	9,519	2,167
Total liabilities	6,330,245	5,539,296	15,310,680	20,187,954	3,444,899
Net assets	$198,966,743	$144,599,621	$273,662,138	$846,514,414	$180,794,873

Net assets consist of:
Paid-in capital	$214,770,791	$107,716,033	$254,538,163	$725,341,102	$230,299,773
Total distributable earnings (accumulated losses)	(15,804,048)	36,883,588	19,123,975	121,173,312	(49,504,900)
Net assets	$198,966,743	$144,599,621	$273,662,138	$846,514,414	$180,794,873

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2019

STATEMENTS OF ASSETS AND LIABILITIES (continued)

At April 30, 2019

(unaudited)

	Transamerica Small Cap Core	Transamerica Small Cap Growth	Transamerica Small Cap Value	Transamerica Small/Mid Cap Value		Transamerica Strategic High Income
Net assets by class:
Class A	$3,184,700	$16,605,465	$4,192,997	$352,486,034		$29,784,123
Class B	—	—	—	342,239		—
Class C	631,031	4,489,255	757,008	148,915,063		40,574,296
Class I	1,784,923	41,063,890	17,316,335	293,748,087		110,424,321
Class I2	18,490,535	35,184,770	214,907,347	20,252,402		12,133
Class I3	131,203,932	30,268,676	27,010,274	—		—
Class R	38,186,774	16,536,004	9,168,215	—		—
Class R4	5,484,848	380,613	250,349	—		—
Class R6	—	70,948	59,613	30,770,589		—
Shares outstanding (unlimited shares, no par value):
Class A	311,048	2,630,666	417,336	14,019,625		2,654,274
Class B	—	—	—	15,717		—
Class C	62,520	796,869	76,314	6,948,011		3,631,611
Class I	173,715	6,247,712	1,709,549	11,259,236		9,836,266
Class I2	1,797,078	5,258,577	21,203,449	774,925		1,129
Class I3	12,619,675	4,526,821	2,661,024	—		—
Class R	3,672,089	2,503,643	902,895	—		—
Class R4	527,093	57,114	24,659	—		—
Class R6	—	10,609	5,848	1,172,069		—
Net asset value per share: (D)
Class A	$10.24	$6.31	$10.05	$25.14		$11.22
Class B	—	—	—	21.77	(E)	—
Class C	10.09	5.63	9.92	21.43		11.17
Class I	10.28	6.57	10.13	26.09		11.23
Class I2	10.29	6.69	10.14	26.13		10.75
Class I3	10.40	6.69	10.15	—		—
Class R	10.40	6.60	10.15	—		—
Class R4	10.41	6.66	10.15	—		—
Class R6	—	6.69	10.19	26.25		—
Maximum offering price per share: (F)
Class A	$10.84	$6.68	$10.63	$26.60		$11.87

(A) Investments, at cost	$206,556,682	$108,825,943	$273,420,702	$696,894,653		$166,523,346
(B) Securities on loan, at value	$5,624,879	$4,514,570	$14,585,663	$14,127,193		$3,017,825
(C) Repurchase agreements, at cost	$4,710,262	$5,407,023	$1,710,725	$30,588,645		$—

(D)	Net asset value per share for Class B, C, I, I2, I3, R, R4 and R6 shares represents offering price. The redemption price for Class A, B and C shares equals net asset value less any applicable contingent deferred sales charge.
(E)	Actual net asset value per share presented differs from calculated net asset value per share due to rounding.
(F)	Maximum offering price per share for Class A includes an initial sales charge (represented as a percentage of offering price) which is reduced on certain levels of sales as set forth in the Funds’ Prospectus.

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2019

STATEMENTS OF ASSETS AND LIABILITIES (continued)

At April 30, 2019

(unaudited)

	Transamerica Unconstrained Bond	Transamerica US Growth
Assets:
Investments, at value (A) (B)	$686,269,796	$1,126,040,717
Repurchase agreements, at value (C)	—	21,781,181
Cash	514,395	—
Cash collateral pledged at broker for:
TBA commitments	830,000	—
Foreign currency, at value (D)	1,898	—
Receivables and other assets:
Investments sold	5,537,460	—
When-issued, delayed-delivery, forward and TBA commitments sold	2,110,074	—
Net income from securities lending	10,313	677
Shares of beneficial interest sold	—	49,515
Dividends and/or distributions	—	430,086
Interest	4,008,204	877
Tax reclaims	2,057	188,755
Prepaid expenses	4,305	5,217
Total assets	699,288,502	1,148,497,025

Liabilities:
Cash collateral received upon return of:
Securities on loan	8,609,492	347,550
Payables and other liabilities:
Investments purchased	2,791,747	—
When-issued, delayed-delivery, forward and TBA commitments purchased	10,428,461	—
Shares of beneficial interest redeemed	300,156	772,111
Investment management fees	393,871	688,762
Distribution and service fees	—	144,804
Transfer agent fees	4,517	122,220
Trustees, CCO and deferred compensation fees	2,412	4,452
Audit and tax fees	22,668	20,812
Custody fees	149,566	52,701
Legal fees	5,511	13,515
Printing and shareholder reports fees	26,849	46,537
Registration fees	5,133	10,079
Other accrued expenses	7,661	11,715
Variation margin payable on futures contracts	316,925	—
Unrealized depreciation on unfunded commitments	262	—
Total liabilities	23,065,231	2,235,258
Net assets	$676,223,271	$1,146,261,767

Net assets consist of:
Paid-in capital	$693,835,268	$632,885,091
Total distributable earnings (accumulated losses)	(17,611,997)	513,376,676
Net assets	$676,223,271	$1,146,261,767

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2019

STATEMENTS OF ASSETS AND LIABILITIES (continued)

At April 30, 2019

(unaudited)

	Transamerica Unconstrained Bond	Transamerica US Growth
Net assets by class:
Class A	$—	$604,394,794
Class B	—	2,634,569
Class C	—	14,934,967
Class I	967,703	204,414,656
Class I2	675,255,568	195,184,678
Class T	—	124,698,103
Shares outstanding (unlimited shares, no par value):
Class A	—	28,373,737
Class B	—	134,439
Class C	—	756,366
Class I	97,632	9,383,191
Class I2	68,316,699	8,972,365
Class T	—	2,017,015
Net asset value per share: (E)
Class A	$—	$21.30
Class B	—	19.60
Class C	—	19.75
Class I	9.91	21.79
Class I2	9.88	21.75
Class T	—	61.82
Maximum offering price per share: (F)
Class A	$—	$22.54
Class T	$—	$67.56

(A) Investments, at cost	$685,442,782	$654,421,540
(B) Securities on loan, at value	$8,424,713	$340,515
(C) Repurchase agreements, at cost	$—	$21,781,181
(D) Foreign currency, at cost	$2,355	—

(E)	Net asset value per share for Class B, C, I, and I2 Shares represents offering price. The redemption price for Class A, B, C and T shares equals net asset value less any applicable contingent deferred sales charge.
(F)	Maximum offering price per share for Class A and T includes an initial sales charge (represented as a percentage of offering price) which is reduced on certain levels of sales as set forth in the Funds’ Prospectus.

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2019

STATEMENTS OF OPERATIONS

For the period ended April 30, 2019

(unaudited)

	Transamerica Balanced II	Transamerica Bond	Transamerica Capital Growth	Transamerica Concentrated Growth	Transamerica Dividend Focused
Investment Income:
Dividend income	$749,304	$251,469	$1,034,884	$793,438	$8,287,394
Interest income	817,752	16,164,376	691,411	28,726	45,170
Non-cash dividend income	—	—	—	—	765,381
Net income from securities lending	1,987	21,861	239,378	1,677	491
Withholding taxes on foreign income	(368)	(10)	(54,276)	(34,553)	—
Total investment income	1,568,675	16,437,696	1,911,397	789,288	9,098,436

Expenses:
Investment management fees	306,520	1,485,617	5,728,272	601,196	1,962,167
Distribution and service fees:
Class A	—	120,168	505,651	1,691	102,787
Class B	—	336	3,527	—	—
Class C	—	242,325	835,186	5,556	26,183
Class R	197,069	—	—	—	—
Class T1 (A)	—	7	48	8	17
Transfer agent fees
Class A	—	113,427	286,791	1,170	15,945
Class B	—	666	3,225	—	—
Class C	—	25,609	125,640	538	3,833
Class I	—	273,443	491,394	14,663	7,344
Class I2	—	3,611	6,011	5,529	16,766
Class I3	1,833	—	—	—	—
Class R	1,332	—	—	—	—
Class R6	—	413	—	—	156
Advisor Class (A)	—	—	234	7	6
Trustees, CCO and deferred compensation fees	1,592	8,144	17,677	2,223	6,968
Audit and tax fees	15,521	18,147	17,648	14,025	14,554
Custody fees	3,786	40,569	54,582	7,725	23,147
Legal fees	3,096	12,084	25,881	4,484	14,619
Printing and shareholder reports fees	5,938	91,578	202,207	9,507	26,342
Registration fees	10,358	80,397	138,661	60,908	89,596
Filing fees	7,615	7,982	13,735	8,332	12,466
Other	1,519	7,590	17,201	2,141	6,620
Total expenses before waiver and/or reimbursement and recapture	556,179	2,532,113	8,473,571	739,703	2,329,516
Expenses waived and/or reimbursed:
Class A	—	(1,663)	(24,119)	(317)	—
Class B	—	(540)	(1,846)	—	—
Class C	—	(849)	(24,002)	—	(856)
Class I	—	(220,428)	—	—	—
Class I2	—	(1,887)	—	—	—
Class I3	(2,618)	—	—	—	—
Class R	(3,817)	—	—	—	—
Class R6	—	(228)	—	—	—
Advisor Class (A)	—	—	—	(1)	(2)
Recapture of previously waived and/or reimbursed fees:
Class A	—	—	4,530	136	—
Class C	—	—	2,470	—	182
Class I	—	5,882	—	—	—
Net expenses	549,744	2,312,400	8,430,604	739,521	2,328,840

Net investment income (loss)	1,018,931	14,125,296	(6,519,207)	49,767	6,769,596

Net realized gain (loss) on:
Investments	1,198,628	(1,755,351)	84,860,224	7,466,408	29,686,565
Futures contracts	60,449	—	—	—	—
Foreign currency transactions	—	(1,880)	(56,599)	—	—
Net realized gain (loss)	1,259,077	(1,757,231)	84,803,625	7,466,408	29,686,565

Net change in unrealized appreciation (depreciation) on:
Investments	7,752,164	19,535,327	150,566,014	9,438,742	(13,061,814)
Futures contracts	1,717	—	—	—	—
Translation of assets and liabilities denominated in foreign currencies	—	18,679	3,582	—	—
Net change in unrealized appreciation (depreciation)	7,753,881	19,554,006	150,569,596	9,438,742	(13,061,814)
Net realized and change in unrealized gain (loss)	9,012,958	17,796,775	235,373,221	16,905,150	16,624,751
Net increase (decrease) in net assets resulting from operations	$10,031,889	$31,922,071	$228,854,014	$16,954,917	$23,394,347

(A)	Class ceased operations on February 15, 2019.

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2019

STATEMENTS OF OPERATIONS (continued)

For the period ended April 30, 2019

(unaudited)

	Transamerica Dynamic Allocation	Transamerica Dynamic Income	Transamerica Emerging Markets Debt	Transamerica Emerging Markets Equity		Transamerica Event Driven
Investment Income:
Dividend income	$176,533	$5,454,084	$34,190	$6,618,336		$361,503
Interest income	13,358	6,769	23,174,935	86,359		706,609
Net income from securities lending	3,026	151,574	130,860	52,755		10,039
Withholding taxes on foreign income	—	—	(56,292)	(919,782)		(825)
Total investment income	192,917	5,612,427	23,283,693	5,837,668		1,077,326

Expenses:
Investment management fees	50,560	506,572	2,038,587	3,873,784		648,149
Distribution and service fees:
Class A	11,293	76,366	12,177	5,620		—
Class C	28,228	499,207	48,782	6,945		—
Class T1 (A)	8	7	7	7		—
Transfer agent fees
Class A	6,279	39,714	15,697	8,232		—
Class C	4,342	70,751	10,386	1,546		—
Class I	1,475	22,859	249,683	3,898		428
Class I2	—	—	5,890	31,781		4,074
Class R6	—	—	200	—		—
Advisor Class (A)	—	6	21	7		9
Trustees, CCO and deferred compensation fees	191	2,584	8,092	10,413		1,330
Audit and tax fees	11,794	12,916	23,443	15,264		15,933
Custody fees	2,658	2,166	96,355	176,892		1,580
Legal fees	401	5,786	18,728	20,306		2,801
Printing and shareholder reports fees	2,428	52,272	69,069	49,262		5,150
Registration fees	25,571	32,435	56,180	63,836		19,834
Dividends, interest and fees for borrowings from securities sold short	—	—	—	—		117,567
Filing fees	6,319	8,771	10,051	6,835		5,435
Other	209	2,425	7,076	12,673		1,536
Total expenses before waiver and/or reimbursement and recapture	151,756	1,334,837	2,670,424	4,287,301		823,826
Expenses waived and/or reimbursed:
Class A	(21,161)	(25,238)	(4,310)	(125)		—
Class C	(13,854)	(46,753)	—	(43)		—
Class I	(6,152)	(12,497)	—	(265)		(662)
Class I2	—	—	—	(40,944)		(37,262)
Class T1 (A)	(7)	—	—	—		—
Advisor Class (A)	—	(4)	—	—		(13)
Recapture of previously waived and/or reimbursed fees:
Class A	1,411	1,186	2,542	—		—
Class C	1,066	1,870	—	—		—
Class I	557	941	—	—		504
Class I2	—	—	—	—		70,128
Net expenses	113,616	1,254,342	2,668,656	4,245,924		856,521

Net investment income (loss)	79,301	4,358,085	20,615,037	1,591,744		220,805

Net realized gain (loss) on:
Investments	1,072,009	(3,005,426)	(13,062,883)	(33,644,033	)(B)	325,914
Securities sold short	—	—	—	—		657,684
Written options and swaptions	—	—	—	—		152,074
Swap agreements	—	—	—	—		190,725
Futures contracts	—	—	—	—		(619,866)
Forward foreign currency contracts	—	—	(222,776)	—		66,055
Foreign currency transactions	—	—	99,233	(327,406)		97,552
Net realized gain (loss)	1,072,009	(3,005,426)	(13,186,426)	(33,971,439)		870,138

Net change in unrealized appreciation (depreciation) on:
Investments	(634,045)	7,865,066	33,490,810	111,330,674	(B)	4,684,558
Securities sold short	—	—	—	—		(2,292,429)
Written options and swaptions	—	—	—	—		(31,292)
Swap agreements	—	—	—	—		(62,517)
Futures contracts	—	—	—	—		(194,402)
Forward foreign currency contracts	—	—	432,732	—		(95,950)
Translation of assets and liabilities denominated in foreign currencies	—	—	140,649	788		281,292
Net change in unrealized appreciation (depreciation)	(634,045)	7,865,066	34,064,191	111,331,462		2,289,260
Net realized and change in unrealized gain (loss)	437,964	4,859,640	20,877,765	77,360,023		3,159,398
Net increase (decrease) in net assets resulting from operations	$517,265	$9,217,725	$41,492,802	$78,951,767		$3,380,203

(A)	Class ceased operations on February 15, 2019.
(B)	Includes net of realized foreign capital gains tax of $(1,589).

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2019

STATEMENTS OF OPERATIONS (continued)

For the period ended April 30, 2019

(unaudited)

	Transamerica Floating Rate	Transamerica Global Equity	Transamerica Government Money Market	Transamerica Growth	Transamerica High Quality Bond
Investment Income:
Dividend income	$19,682	$1,273,244	$—	$840,789	$—
Interest income	17,877,073	6,799	15,034,791	2,422	4,334,704
Net income from securities lending	19,268	11,318	—	1,422	4,487
Withholding taxes on foreign income	—	(104,257)	—	(14,034)	—
Total investment income	17,916,023	1,187,104	15,034,791	830,599	4,339,191

Expenses:
Investment management fees	1,870,251	439,667	1,467,260	798,201	495,917
Distribution and service fees:
Class A	34,165	64,952	243,012	—	—
Class B	—	838	1,716	—	—
Class C	102,843	87,125	57,961	—	—
Class R	—	—	—	—	33,045
Class R2	—	—	955,001	—	—
Class R4	—	—	206,687	—	46,630
Class T1 (A)	7	8	—	—	—
Transfer agent fees
Class A	15,876	66,771	105,422	—	—
Class B	—	920	1,226	—	—
Class C	9,833	24,556	10,082	—	—
Class I	67,520	17,963	20,819	—	—
Class I2	15,494	—	177	6,662	—
Class I3	—	—	3,133	—	7,893
Class R2	—	—	1,206,466	—	—
Class R4	—	—	6,201	—	1,399
Class R6	—	33	—	550	—
Advisor Class (A)	—	7	—	—	—
Trustees, CCO and deferred compensation fees	7,881	1,268	14,558	2,387	3,242
Audit and tax fees	25,090	10,761	16,464	10,764	14,827
Custody fees	95,464	20,165	65,639	17,280	15,012
Legal fees	15,763	2,583	37,368	5,099	6,517
Printing and shareholder reports fees	32,790	13,786	61,667	9,844	11,862
Registration fees	37,354	83,367	93,773	28,245	32,878
Filing fees	7,574	9,177	14,794	5,634	7,417
Other	7,976	1,220	18,159	2,322	3,145
Total expenses before waiver and/or reimbursement and recapture	2,345,881	845,167	4,607,585	886,988	679,784
Expenses waived and/or reimbursed:
Class A	(9,109)	(71,331)	(3,539)	—	—
Class B	—	(932)	182	—	—
Class C	(4,489)	(26,115)	34,633	—	—
Class I	(35,470)	(22,264)	(1,855)	—	—
Class I2	—	—	25,423	—	—
Class I3	—	—	(228)	—	(7,845)
Class R	—	—	—	—	(393)
Class R2	—	—	(207,602)	—	—
Class R4	—	—	(35,906)	—	(13,480)
Class R6	—	(95)	—	—	—
Advisor Class (A)	—	(6)	—	—	—
Recapture of previously waived and/or reimbursed fees:
Class A	3,879	1,438	85,228	—	—
Class B	—	2	—	—	—
Class C	3,050	472	1,919	—	—
Class I	16,675	2,312	—	—	—
Class I2	—	—	4,084	—	—
Class I3	—	—	697	—	—
Class R4	—	—	144	—	2,199
Class R6	—	8	—	—	—
Net expenses	2,320,417	728,656	4,510,765	886,988	660,265

Net investment income (loss)	15,595,606	458,448	10,524,026	(56,389)	3,678,926

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2019

STATEMENTS OF OPERATIONS (continued)

For the period ended April 30, 2019

(unaudited)

	Transamerica Floating Rate	Transamerica Global Equity	Transamerica Government Money Market	Transamerica Growth	Transamerica High Quality Bond

Net realized gain (loss) on:
Investments	$(2,448,345)	$603,839	$(14,904)	$9,409,133	$(436,717)
Foreign currency transactions	—	(8,297)	—	(2,002)	—
Net realized gain (loss)	(2,448,345)	595,542	(14,904)	9,407,131	(436,717)

Net change in unrealized appreciation (depreciation) on:
Investments	(2,210,854)	7,318,531	—	15,131,655	3,803,897
Unfunded commitment	(786)	—	—	—	—
Translation of assets and liabilities denominated in foreign currencies	—	(1,886)	—	(99)	—
Net change in unrealized appreciation (depreciation)	(2,211,640)	7,316,645	—	15,131,556	3,803,897
Net realized and change in unrealized gain (loss)	(4,659,985)	7,912,187	(14,904)	24,538,687	3,367,180
Net increase (decrease) in net assets resulting from operations	$10,935,621	$8,370,635	$10,509,122	$24,482,298	$7,046,106

(A)	Class ceased operations on February 15, 2019.

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2019

STATEMENTS OF OPERATIONS (continued)

For the period ended April 30, 2019

(unaudited)

	Transamerica High Yield Bond	Transamerica High Yield Muni	Transamerica Inflation Opportunities	Transamerica Inflation-Protected Securities	Transamerica Intermediate Bond
Investment Income:
Dividend income	$1,313,707	$46,143	$1,559	$—	$110,341
Interest income	43,423,398	2,264,941	1,365,861	715,151	46,352,455
Net income from securities lending	368,677	1,584	218	184	66,855
Total investment income	45,105,782	2,312,668	1,367,638	715,335	46,529,651

Expenses:
Investment management fees	3,923,106	277,106	417,962	238,628	5,356,393
Distribution and service fees:
Class A	105,965	35,357	906	—	—
Class B	381	—	—	—	—
Class C	150,162	56,330	2,263	—	—
Class R	96,850	—	—	25,430	184,469
Class R4	451,951	—	—	10,125	226,652
Class T1 (A)	7	8	7	—	—
Transfer agent fees
Class A	100,349	9,992	446	—	—
Class B	580	—	—	—	—
Class C	23,305	4,490	309	—	—
Class I	41,484	33,227	1,704	—	—
Class I2	17,174	—	5,268	—	71,932
Class I3	10,774	—	—	4,025	25,507
Class R	25,966	—	—	—	1,498
Class R4	13,559	—	—	304	6,799
Class R6	1,163	—	2	—	—
Advisor Class (A)	9	—	—	—	—
Trustees, CCO and deferred compensation fees	17,022	1,235	1,830	1,577	34,869
Audit and tax fees	25,380	15,631	18,677	16,153	36,698
Custody fees	68,938	21,339	12,820	11,645	113,762
Legal fees	34,983	2,306	3,759	4,058	68,283
Printing and shareholder reports fees	99,585	8,361	7,230	6,982	123,765
Registration fees	115,485	43,042	54,390	29,803	55,434
Filing fees	17,595	4,879	5,269	5,919	20,389
Other	15,708	1,184	1,787	1,818	48,547
Total expenses before waiver and/or reimbursement and recapture	5,357,481	514,487	534,629	356,467	6,374,997
Expenses waived and/or reimbursed:
Class A	(33,227)	(20,934)	(410)	—	—
Class B	(536)	—	—	—	—
Class C	(3,610)	(17,011)	(286)	—	—
Class I	(4,081)	(24,463)	(2,013)	—	—
Class I2	(12,029)	—	—	—	(12,600)
Class I3	(9,383)	—	—	(40,458)	(8,593)
Class R	(33,088)	—	—	(7,228)	(573)
Class R4	(82,185)	—	—	(10,282)	(16,644)
Class R6	(758)	—	—	—	—
Class T1 (A)	—	(3)	—	—	—
Recapture of previously waived and/or reimbursed fees:
Class A	—	906	44	—	—
Class C	13	69	27	—	—
Class I	1,936	385	541	—	—
Class I3	48	—	—	22,362	—
Class R	179	—	—	7,009	—
Class R4	3,154	—	—	5,779	1,231
Net expenses	5,183,914	453,436	532,532	333,649	6,337,818

Net investment income (loss)	39,921,868	1,859,232	835,106	381,686	40,191,833

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2019

STATEMENTS OF OPERATIONS (continued)

For the period ended April 30, 2019

(unaudited)

	Transamerica High Yield Bond	Transamerica High Yield Muni	Transamerica Inflation Opportunities	Transamerica Inflation-Protected Securities	Transamerica Intermediate Bond

Net realized gain (loss) on:
Investments	$(13,524,837)	$(737,525)	$(809,944)	$(511,747)	$2,334,000
Futures contracts	—	—	—	(5,416)	—
Forward foreign currency contracts	—	—	428,134	217,625	—
Foreign currency transactions	—	—	(55,965)	(9,123)	—
Net realized gain (loss)	(13,524,837)	(737,525)	(437,775)	(308,661)	2,334,000

Net change in unrealized appreciation (depreciation) on:
Investments	38,391,687	3,546,292	6,661,435	5,470,114	104,492,274
Forward foreign currency contracts	—	—	(482,817)	(174,412)	—
Translation of assets and liabilities denominated in foreign currencies	—	—	5,108	(197)	105,537
Net change in unrealized appreciation (depreciation)	38,391,687	3,546,292	6,183,726	5,295,505	104,597,811
Net realized and change in unrealized gain (loss)	24,866,850	2,808,767	5,745,951	4,986,844	106,931,811
Net increase (decrease) in net assets resulting from operations	$64,788,718	$4,667,999	$6,581,057	$5,368,530	$147,123,644

(A)	Class ceased operations on February 15, 2019.

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2019

STATEMENTS OF OPERATIONS (continued)

For the period ended April 30, 2019

(unaudited)

	Transamerica Intermediate Muni	Transamerica International Equity	Transamerica International Growth	Transamerica International Small Cap Value	Transamerica International Stock
Investment Income:
Dividend income	$150,290	$73,713,985	$16,736,010	$11,144,550	$31,276
Interest income	22,289,940	425,837	99,854	13,974	—
Net income from securities lending	—	489,820	240,969	124,511	—
Withholding taxes on foreign income	—	(6,091,409)	(1,394,143)	(989,353)	(2,814)
Total investment income	22,440,230	68,538,233	15,682,690	10,293,682	28,462

Expenses:
Investment management fees	2,979,114	18,109,754	4,318,108	3,226,378	6,341
Distribution and service fees:
Class A	328,797	245,828	97	—	563
Class C	715,420	284,379	—	—	—
Class R	—	89,146	—	—	—
Class R4	—	19,906	—	—	—
Class T1 (A)	7	14	—	—	—
Transfer agent fees
Class A	68,453	241,420	243	—	34
Class C	51,040	61,068	—	—	—
Class I	523,308	1,222,951	43	135,403	230
Class I2	—	77,023	42,730	15,997	17
Class I3	—	7,982	—	—	—
Class R	—	617	—	—	—
Class R4	—	597	—	—	—
Class R6	—	7,919	—	—	17
Advisor Class (A)	532	1,334	—	—	—
Trustees, CCO and deferred compensation fees	16,917	64,750	14,205	8,699	22
Audit and tax fees	24,414	48,253	18,067	16,345	10,982
Custody fees	117,345	334,961	76,744	91,015	314
Legal fees	31,779	125,567	29,656	18,792	11,395
Printing and shareholder reports fees	85,541	439,820	97,135	34,832	11,463
Registration fees	129,365	212,110	52,411	28,442	14,719
Filing fees	13,405	40,144	12,611	6,268	4,393
Other	16,082	64,858	40,442	8,944	18
Total expenses before waiver and/or reimbursement and recapture	5,101,519	21,700,401	4,702,492	3,591,115	60,508
Expenses waived and/or reimbursed:
Class A	(131,519)	(29,896)	(189)	—	(23,987)
Class C	(178,855)	—	—	—	—
Class I	—	—	(30)	—	(24,926)
Class I2	—	—	—	—	(23,964)
Class R6	—	—	—	—	(23,965)
Class T1 (A)	(3)	—	—	—	—
Recapture of previously waived and/or reimbursed fees:
Class A	—	23,562	20	—	11,351
Class I	—	—	2	—	11,808
Class I2	—	—	—	—	11,355
Class R6	—	—	—	—	11,355
Net expenses	4,791,142	21,694,067	4,702,295	3,591,115	9,535

Net investment income (loss)	17,649,088	46,844,166	10,980,395	6,702,567	18,927

Net realized gain (loss) on:
Investments	(648,550)	(135,454,650)	(55,672,941)	(12,475,733)	(71,919)
Foreign currency transactions	—	(421,581)	(216,298)	516	(309)
Net realized gain (loss)	(648,550)	(135,876,231)	(55,889,239)	(12,475,217)	(72,228)

Net change in unrealized appreciation (depreciation) on:
Investments	59,393,181	328,274,014	150,397,793	36,783,706	115,117
Translation of assets and liabilities denominated in foreign currencies	—	(93,426)	(54,270)	(32,100)	(51)
Net change in unrealized appreciation (depreciation)	59,393,181	328,180,588	150,343,523	36,751,606	115,066
Net realized and change in unrealized gain (loss)	58,744,631	192,304,357	94,454,284	24,276,389	42,838
Net increase (decrease) in net assets resulting from operations	$76,393,719	$239,148,523	$105,434,679	$30,978,956	$61,765

(A)	Class ceased operations on February 15, 2019.

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2019

STATEMENTS OF OPERATIONS (continued)

For the period ended April 30, 2019

(unaudited)

	Transamerica Large Cap Value	Transamerica Large Core	Transamerica Large Growth	Transamerica Large Value Opportunities	Transamerica Mid Cap Growth
Investment Income:
Dividend income	$27,930,130	$2,982,508	$3,446,832	$8,186,587	$203,733
Interest income	375,416	—	5,469	44	8,139
Net income from securities lending	12,661	694	4,632	—	27,511
Withholding taxes on foreign income	(20,135)	—	(13,027)	—	—
Total investment income	28,298,072	2,983,202	3,443,906	8,186,631	239,383

Expenses:
Investment management fees	6,830,882	579,744	2,570,885	1,280,504	262,530
Distribution and service fees:
Class A	114,590	—	—	—	12,097
Class C	238,437	—	—	—	6,512
Class R	—	172,983	334,798	218,399	47,212
Class R4	—	6,508	46,176	56,596	6,043
Class T1 (A)	7	—	—	—	7
Transfer agent fees
Class A	68,788	—	—	—	9,126
Class C	30,843	—	—	—	1,379
Class I	195,926	—	—	—	399
Class I2	59,614	—	—	—	—
Class I3	—	6,882	23,257	16,642	1,440
Class R	—	1,185	2,269	1,657	335
Class R4	—	195	1,385	1,698	181
Class R6	1,067	—	—	—	—
Advisor Class (A)	1,031	—	—	—	6
Trustees, CCO and deferred compensation fees	26,181	3,192	9,713	7,135	931
Audit and tax fees	24,001	12,323	15,825	13,840	13,233
Custody fees	72,056	12,044	35,509	26,600	11,428
Legal fees	49,099	6,326	18,748	14,239	3,399
Printing and shareholder reports fees	105,046	11,360	32,552	25,632	10,256
Registration fees	93,256	32,881	36,352	35,498	57,875
Filing fees	21,353	7,356	12,397	9,539	10,489
Other	25,106	3,048	9,351	6,809	1,020
Total expenses	7,957,283	856,027	3,149,217	1,714,788	455,898
Expenses waived and/or reimbursed:
Class A	—	—	—	—	(13,629)
Class C	—	—	—	—	(1,970)
Class I	—	—	—	—	(734)
Class I2	—	—	—	—	(11)
Class I3	—	(672)	(25,498)	(12)	(34,649)
Class R	—	—	(4,896)	(3,237)	(22,512)
Class R4	—	(15)	(11,365)	(1,542)	(9,048)
Class T1 (A)	—	—	—	—	(2)
Advisor Class (A)	—	—	—	—	(5)
Recapture of previously waived and/or reimbursed fees:
Class A			—	—	86
Class I			—	—	5
Class I2			—	—	3
Class I3	—	112,028	—	2,295	117
Class R	—	37,697	—	5,282	7,367
Class R4	—	3,266	2,010	1,823	1,440
Net expenses	7,957,283	1,008,331	3,109,468	1,719,397	382,356

Net investment income (loss)	20,340,789	1,974,871	334,438	6,467,234	(142,973)

Net realized gain (loss) on:
Investments	(14,551,199)	(1,119,322)	19,638,327	(7,219,338)	1,392,666
Foreign currency transactions	—	—	(4,009)	—	—
Net realized gain (loss)	(14,551,199)	(1,119,322)	19,634,318	(7,219,338)	1,392,666

Net change in unrealized appreciation (depreciation) on:
Investments	150,104,989	18,799,483	89,473,194	31,925,665	8,481,278
Translation of assets and liabilities denominated in foreign currencies	—	—	(165)	—	—
Net change in unrealized appreciation (depreciation)	150,104,989	18,799,483	89,473,029	31,925,665	8,481,278
Net realized and change in unrealized gain (loss)	135,553,790	17,680,161	109,107,347	24,706,327	9,873,944
Net increase (decrease) in net assets resulting from operations	$155,894,579	$19,655,032	$109,441,785	$31,173,561	$9,730,971

(A)	Class ceased operations on February 15, 2019.

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2019

STATEMENTS OF OPERATIONS (continued)

For the period ended April 30, 2019

(unaudited)

	Transamerica Mid Cap Value Opportunities	Transamerica MLP & Energy Income	Transamerica Multi-Cap Growth	Transamerica Multi-Managed Balanced	Transamerica Short-Term Bond
Investment Income:
Dividend income	$14,219,184	$8,063,947	$1,264,415	$5,452,136	$—
Interest income	758,487	177,874	12,861	6,127,784	48,678,444
Net income from securities lending	20,689	12,784	—	13,761	16,609
Withholding taxes on foreign income	—	(168,890)	—	(2,671)	—
Total investment income	14,998,360	8,085,715	1,277,276	11,591,010	48,695,053

Expenses:
Investment management fees	5,513,195	1,671,001	905,553	3,054,760	6,986,014
Distribution and service fees:
Class A	119,969	25,233	66,175	657,352	866,008
Class B	—	—	1,535	4,065	—
Class C	89,998	72,996	14,204	919,852	1,852,655
Class R	165,971	—	—	—	—
Class R4	451,004	—	—	—	—
Class T1 (A)	8	7	8	8	7
Transfer agent fees
Class A	143,619	19,677	120,892	221,684	245,668
Class B	—	—	2,999	4,265	—
Class C	13,513	17,505	9,485	97,230	188,674
Class I	181,182	10,005	40,336	130,615	788,871
Class I2	10,447	9,177	5,929	—	9,635
Class I3	8,247	—	—	—	—
Class R	1,331	—	—	—	—
Class R4	13,530	—	—	—	—
Class R6	7,361	—	—	286	901
Advisor Class (A)	6	5	7	48	3,667
Trustees, CCO and deferred compensation fees	19,396	3,801	3,286	11,483	33,932
Audit and tax fees	23,232	16,312	12,175	19,908	33,601
Custody fees	60,400	12,091	13,184	67,990	106,468
Legal fees	35,740	6,811	6,598	22,280	67,391
Printing and shareholder reports fees	106,674	19,034	15,256	60,017	212,792
Registration fees	126,984	61,606	64,160	69,279	107,970
Filing fees	19,467	5,955	9,431	14,312	23,053
Other	18,214	3,803	3,199	12,437	32,678
Total expenses before waiver and/or reimbursement and recapture	7,129,488	1,955,019	1,294,412	5,367,871	11,559,985
Expenses waived and/or reimbursed:
Class A	(97,468)	(5,738)	(68,375)	—	—
Class B	—	—	(2,686)	(2,469)	—
Class C	(5,321)	(7,440)	(7,624)	—	—
Class I	(54,193)	—	—	—	—
Class I2	(9,477)	—	—	—	—
Class I3	(9,172)	—	—	—	—
Class R	(4,811)	—	—	—	—
Class R4	(193,813)	—	—	—	—
Class R6	(5,714)	—	—	—	—
Advisor Class (A)	—	(1)	—	—	—
Recapture of previously waived and/or reimbursed fees:
Class A	—	420	617	—	—
Class C	6	278	993	—	—
Class I	435	—	—	—	—
Class R	4,024	—	—	—	—
Class R4	2,608	—	—	—	—
Net expenses	6,756,592	1,942,538	1,217,337	5,365,402	11,559,985

Net investment income (loss)	8,241,768	6,143,177	59,939	6,225,608	37,135,068

Net realized gain (loss) on:
Investments	24,431,001	(4,680,509)	4,971,677	11,951,420	(3,494,584)
Futures contracts	—	—	—	653,021	—
Foreign currency transactions	—	4,787	—	—	—
Net realized gain (loss)	24,431,001	(4,675,722)	4,971,677	12,604,441	(3,494,584)

Net change in unrealized appreciation (depreciation) on:
Investments	103,732,411	12,858,803	19,971,963	53,999,406	34,836,379
Futures contracts	—	—	—	416,117	—
Translation of assets and liabilities denominated in foreign currencies	—	1,524	—	—	—
Net change in unrealized appreciation (depreciation)	103,732,411	12,860,327	19,971,963	54,415,523	34,836,379
Net realized and change in unrealized gain (loss)	128,163,412	8,184,605	24,943,640	67,019,964	31,341,795
Net increase (decrease) in net assets resulting from operations	$136,405,180	$14,327,782	$25,003,579	$73,245,572	$68,476,863

(A)	Class ceased operations on February 15, 2019.

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2019

STATEMENTS OF OPERATIONS (continued)

For the period ended April 30, 2019

(unaudited)

	Transamerica Small Cap Core	Transamerica Small Cap Growth	Transamerica Small Cap Value	Transamerica Small/Mid Cap Value	Transamerica Strategic High Income
Investment Income:
Dividend income	$1,906,491	$387,548	$1,967,745	$7,519,527	$1,585,320
Interest income	29,340	49,131	46,646	87,910	2,442,472
Net income from securities lending	7,298	6,785	55,430	30,050	35,815
Withholding taxes on foreign income	(13,932)	—	—	(6,247)	(16,049)
Total investment income	1,929,197	443,464	2,069,821	7,631,240	4,047,558

Expenses:
Investment management fees	844,310	605,693	1,031,998	3,123,749	585,456
Distribution and service fees:
Class A	4,026	18,468	4,825	427,561	34,818
Class B	—	—	—	1,856	—
Class C	3,141	22,198	3,665	752,645	190,233
Class R	107,597	40,006	22,116	—	—
Class R4	6,707	6,700	307	—	—
Class T1 (A)	7	64	7	8	8
Transfer agent fees
Class A	3,082	16,209	4,415	376,709	19,177
Class B	—	—	—	2,283	—
Class C	544	3,504	459	130,748	23,369
Class I	1,083	19,067	6,676	145,377	53,856
Class I2	718	1,271	7,699	716	—
Class I3	4,878	1,073	982	—	—
Class R	762	272	155	—	—
Class R4	201	201	9	—	—
Class R6	—	2	2	867	—
Advisor Class (A)	6	8	6	185	66
Trustees, CCO and deferred compensation fees	2,593	1,726	3,135	9,928	1,857
Audit and tax fees	13,826	11,130	11,937	15,536	17,610
Custody fees	19,990	14,939	18,050	34,548	12,106
Legal fees	5,188	3,318	6,224	18,959	3,366
Printing and shareholder reports fees	11,133	13,368	15,156	76,291	11,955
Registration fees	58,709	65,788	86,538	119,457	70,173
Filing fees	10,740	10,920	11,705	15,881	5,124
Other	2,498	1,700	3,006	9,388	1,903
Total expenses before waiver and/or reimbursement and recapture	1,101,739	857,625	1,239,072	5,262,692	1,031,077
Expenses waived and/or reimbursed:
Class A	(2,594)	(15,962)	(3,169)	—	(3,436)
Class B	—	—	—	(1,731)	—
Class C	(448)	(3,419)	(254)	—	(1,909)
Class I	(800)	(21,247)	(2,991)	—	(15,374)
Class I2	(2,320)	(14,051)	(6,842)	—	(2)
Class I3	(18,332)	(10,163)	(1,032)	—	—
Class R	(5,105)	(5,058)	(299)	—	—
Class R4	(3,059)	(4,086)	(96)	—	—
Class R6	—	(20)	(2)	—	—
Class T1 (A)	(1)	(15)	—	—	—
Advisor Class (A)	(2)	(4)	(1)	—	(20)
Recapture of previously waived and/or reimbursed fees:
Class A	9	208	17	—	74
Class C	2	—	26	—	127
Class I	13	510	1,057	—	20,458
Class I2	18	3,326	—	—	9
Class I3	406	60	—	—	—
Class R4	97	157	1	—	—
Net expenses	1,069,623	787,861	1,225,487	5,260,961	1,031,004

Net investment income (loss)	859,574	(344,397)	844,334	2,370,279	3,016,554

Net realized gain (loss) on:
Investments	(3,313,817)	2,707,058	6,655,297	751,025	(99,840)
Foreign currency transactions	20	—	(5)	—	(2,575)
Net realized gain (loss)	(3,313,797)	2,707,058	6,655,292	751,025	(102,415)

Net change in unrealized appreciation (depreciation) on:
Investments	321,045	9,695,267	5,756,089	46,413,163	7,411,818
Translation of assets and liabilities denominated in foreign currencies	—	—	6	—	(4,164)
Net change in unrealized appreciation (depreciation)	321,045	9,695,267	5,756,095	46,413,163	7,407,654
Net realized and change in unrealized gain (loss)	(2,992,752)	12,402,325	12,411,387	47,164,188	7,305,239
Net increase (decrease) in net assets resulting from operations	$(2,133,178)	$12,057,928	$13,255,721	$49,534,467	$10,321,793

(A)	Class ceased operations on February 15, 2019.

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2019

STATEMENTS OF OPERATIONS (continued)

For the period ended April 30, 2019

(unaudited)

	Transamerica Unconstrained Bond	Transamerica US Growth
Investment Income:
Dividend income	$739,746	$4,738,456
Interest income	17,383,021	82,313
Net income from securities lending	126,282	1,914
Withholding taxes on foreign income	—	(36,687)
Total investment income	18,249,049	4,785,996

Expenses:
Investment management fees	2,266,093	3,634,875
Distribution and service fees:
Class A	—	684,161
Class B	—	13,757
Class C	—	68,108
Class T1 (A)	—	9
Transfer agent fees
Class A	—	488,836
Class B	—	11,435
Class C	—	32,269
Class I	638	123,330
Class I2	25,323	6,834
Class T	—	42,662
Advisor Class (A)	6	8
Trustees, CCO and deferred compensation fees	8,282	12,846
Audit and tax fees	25,015	18,306
Custody fees	79,247	40,301
Legal fees	13,926	24,208
Printing and shareholder reports fees	47,366	58,583
Registration fees	27,555	68,169
Filing fees	6,757	14,620
Other	8,584	12,308
Total expenses before waiver and/or reimbursement and recapture	2,508,792	5,355,625
Expenses waived and/or reimbursed:
Class B	—	(5,574)
Class C	—	(22,183)
Class I	(2)	—
Class I2	(2,845)	—
Recapture of previously waived and/or reimbursed fees:
Class C	—	7,318
Net expenses	2,505,945	5,335,186

Net investment income (loss)	15,743,104	(549,190)

Net realized gain (loss) on:
Investments	(11,073,181)	43,415,789
Futures contracts	(1,750,495)	—
Forward foreign currency contracts	228,599	—
Foreign currency transactions	(234,441)	—
Net realized gain (loss)	(12,829,518)	43,415,789

Net change in unrealized appreciation (depreciation) on:
Investments	21,094,285	104,846,356
Unfunded commitment	(30)	—
Futures contracts	(3,744,277)	—
Forward foreign currency contracts	(241,906)	—
Translation of assets and liabilities denominated in foreign currencies	47,215	(9,106)
Net change in unrealized appreciation (depreciation)	17,155,287	104,837,250
Net realized and change in unrealized gain (loss)	4,325,769	148,253,039
Net increase (decrease) in net assets resulting from operations	$20,068,873	$147,703,849

(A)	Class ceased operations on February 15, 2019.

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2019

STATEMENTS OF CHANGES IN NET ASSETS

For the period and year ended:

	Transamerica Balanced II		Transamerica Bond		Transamerica Capital Growth
	April 30, 2019 (unaudited)	October 31, 2018	April 30, 2019 (unaudited)	October 31, 2018	April 30, 2019 (unaudited)	October 31, 2018
From operations:
Net investment income (loss)	$1,018,931	$2,013,120	$14,125,296	$19,665,802	$(6,519,207)	$(7,731,018)
Net realized gain (loss)	1,259,077	1,536,510	(1,757,231)	(582,496)	84,803,625	67,937,248
Net change in unrealized appreciation (depreciation)	7,753,881	(235,662)	19,554,006	(21,519,364)	150,569,596	56,011,941
Net increase (decrease) in net assets resulting from operations	10,031,889	3,313,968	31,922,071	(2,436,058)	228,854,014	116,218,171

Distributions to shareholders:
Class A	—	—	(1,723,130)	(2,976,214)	(16,845,243)	(43,513,097)
Class B	—	—	(907)	(8,013)	(41,993)	(359,311)
Class C	—	—	(714,238)	(1,421,858)	(8,569,291)	(20,055,109)
Class I	—	—	(9,626,083)	(10,582,642)	(29,773,771)	(55,327,406)
Class I2	—	—	(1,953,252)	(4,492,263)	(13,510,949)	(65,956,671)
Class I3	(1,924,526)	(1,119,238)	—	—	—	—
Class R	(2,960,468)	(1,383,991)	—	—	—	—
Class R6	—	—	(222,654)	(321,402)	—	—
Class T1 (A)	—	—	(118)	(514)	(2,954)	(11,709)
Advisor Class (A)	—	—	—	(1,268)	(16,460)	(5,364)
Net increase (decrease) in net assets resulting from distributions to shareholders	(4,884,994)	(2,503,229)	(14,240,382)	(19,804,174)	(68,760,661)	(185,228,667)

Capital share transactions:
Proceeds from shares sold:
Class A	—	—	32,209,066	34,165,272	95,501,960	210,615,143
Class B	—	—	1,616	79,777	18,954	72,154
Class C	—	—	15,906,348	15,182,942	54,523,193	93,876,218
Class I	—	—	323,901,643	306,757,666	404,850,607	635,496,801
Class I2	—	—	136,153	6,223,598	450,485	18,539,341
Class I3	188,591	1,090,664	—	—	—	—
Class R	1,954,069	4,334,814	—	—	—	—
Class R6	—	—	3,816,669	5,495,156	—	—
Class T1 (A)	—	—	—	—	9,700	71,600
Advisor Class (A)	—	—	—	186,181	3,800	382,462
	2,142,660	5,425,478	375,971,495	368,090,592	555,358,699	959,053,719
Dividends and/or distributions reinvested:
Class A	—	—	1,526,051	2,599,757	15,744,346	42,819,001
Class B	—	—	881	7,829	41,964	357,982
Class C	—	—	594,613	1,153,551	8,420,392	19,328,218
Class I	—	—	7,260,101	8,614,351	29,370,611	54,098,365
Class I2	—	—	1,953,252	4,492,263	13,510,949	65,956,671
Class I3	1,924,526	1,119,238	—	—	—	—
Class R	2,960,468	1,383,991	—	—	—	—
Class R6	—	—	222,654	321,402	—	—
Class T1 (A)	—	—	101	393	2,954	11,709
Advisor Class (A)	—	—	—	652	16,460	5,364
	4,884,994	2,503,229	11,557,653	17,190,198	67,107,676	182,577,310
Cost of shares redeemed:
Class A	—	—	(13,924,119)	(32,073,539)	(81,784,979)	(99,359,362)
Class B	—	—	(48,203)	(111,196)	(22,933)	(209,205)
Class C	—	—	(6,643,391)	(15,901,194)	(19,977,705)	(24,538,488)
Class I	—	—	(106,442,792)	(89,887,771)	(206,794,845)	(246,590,786)
Class I2	—	—	(10,918,703)	(23,364,274)	(17,986,135)	(115,092,349)
Class I3	(3,328,980)	(8,691,683)	—	—	—	—
Class R	(18,988,354)	(15,153,991)	—	—	—	—
Class R6	—	—	(569,363)	(2,580,180)	—	—
Class T1 (A)	—	—	(10,527)	(9,551)	(75,200)	(30,000)
Advisor Class (A)	—	—	—	(197,200)	(426,071)	(6,333)
	(22,317,334)	(23,845,674)	(138,557,098)	(164,124,905)	(327,067,868)	(485,826,523)
Automatic conversions:
Class A	—	—	17,307	378,629	177,874	991,771
Class B	—	—	(17,307)	(378,629)	(177,874)	(991,771)
	—	—	—	—	—	—

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2019

STATEMENTS OF CHANGES IN NET ASSETS (continued)

For the period and year ended:

	Transamerica Balanced II		Transamerica Bond		Transamerica Capital Growth
	April 30, 2019 (unaudited)	October 31, 2018	April 30, 2019 (unaudited)	October 31, 2018	April 30, 2019 (unaudited)	October 31, 2018
Automatic conversions:
Class A	$—	$—	$601,854	$2,793,123	$1,079,192	$15,746,478
Class C	—	—	(601,854)	(2,793,123)	(1,079,192)	(15,746,478)
	—	—	—	—	—	—
Net increase (decrease) in net assets resulting from capital share transactions	(15,289,680)	(15,916,967)	248,972,050	221,155,885	295,398,507	655,804,506
Net increase (decrease) in net assets	(10,142,785)	(15,106,228)	266,653,739	198,915,653	455,491,860	586,794,010

Net assets:
Beginning of period/year	132,233,713	147,339,941	639,120,791	440,205,138	1,420,113,025	833,319,015
End of period/year	$122,090,928	$132,233,713	$905,774,530	$639,120,791	$1,875,604,885	$1,420,113,025

Capital share transactions - shares:
Shares issued:
Class A	—	—	3,574,450	3,751,474	3,563,702	7,713,880
Class B	—	—	179	8,737	900	3,393
Class C	—	—	1,775,090	1,676,024	2,559,501	4,229,922
Class I	—	—	35,838,265	33,657,653	14,352,592	22,078,737
Class I2	—	—	15,033	681,527	32,603	1,332,671
Class I3	18,544	104,576	—	—	—	—
Class R	194,218	414,862	—	—	—	—
Class R6	—	—	424,135	601,410	—	—
Class T1 (A)	—	—	—	—	382	2,448
Advisor Class (A)	—	—	—	20,514	139	12,993
	212,762	519,438	41,627,152	40,397,339	20,509,819	35,374,044
Shares reinvested:
Class A	—	—	169,122	285,260	662,641	1,815,926
Class B	—	—	98	854	2,296	19,257
Class C	—	—	66,349	127,365	449,807	1,019,959
Class I	—	—	802,625	946,024	1,174,824	2,191,075
Class I2	—	—	216,214	491,573	1,142,092	5,384,218
Class I3	200,828	107,753	—	—	—	—
Class R	309,487	133,356	—	—	—	—
Class R6	—	—	24,615	35,250	—	—
Class T1 (A)	—	—	11	43	124	496
Advisor Class (A)	—	—	—	71	660	218
	510,315	241,109	1,279,034	1,886,440	3,432,444	10,431,149
Shares redeemed:
Class A	—	—	(1,547,799)	(3,514,073)	(3,046,652)	(3,661,460)
Class B	—	—	(5,374)	(12,222)	(1,092)	(9,832)
Class C	—	—	(743,231)	(1,755,671)	(968,074)	(1,139,370)
Class I	—	—	(11,804,588)	(9,849,780)	(7,516,923)	(8,645,444)
Class I2	—	—	(1,212,082)	(2,560,259)	(1,350,846)	(8,254,667)
Class I3	(329,100)	(838,918)	—	—	—	—
Class R	(1,846,813)	(1,453,957)	—	—	—	—
Class R6	—	—	(62,851)	(283,314)	—	—
Class T1 (A)	—	—	(1,165)	(1,044)	(2,729)	(1,155)
Advisor Class (A)	—	—	—	(21,716)	(14,789)	(204)
	(2,175,913)	(2,292,875)	(15,377,090)	(17,998,079)	(12,901,105)	(21,712,132)
Automatic conversions:
Class A	—	—	1,916	41,310	6,754	37,489
Class B	—	—	(1,914)	(41,254)	(8,754)	(47,394)
	—	—	2	56	(2,000)	(9,905)
Automatic conversions:
Class A	—	—	66,651	309,018	40,001	541,233
Class C	—	—	(67,073)	(310,890)	(50,668)	(677,285)
	—	—	(422)	(1,872)	(10,667)	(136,052)

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2019

STATEMENTS OF CHANGES IN NET ASSETS (continued)

For the period and year ended:

	Transamerica Balanced II		Transamerica Bond		Transamerica Capital Growth
	April 30, 2019 (unaudited)	October 31, 2018	April 30, 2019 (unaudited)	October 31, 2018	April 30, 2019 (unaudited)	October 31, 2018
Net increase (decrease) in shares outstanding:
Class A	—	—	2,264,340	872,989	1,226,446	6,447,068
Class B	—	—	(7,011)	(43,885)	(6,650)	(34,576)
Class C	—	—	1,031,135	(263,172)	1,990,566	3,433,226
Class I	—	—	24,836,302	24,753,897	8,010,493	15,624,368
Class I2	—	—	(980,835)	(1,387,159)	(176,151)	(1,537,778)
Class I3	(109,728)	(626,589)	—	—	—	—
Class R	(1,343,108)	(905,739)	—	—	—	—
Class R6	—	—	385,899	353,346	—	—
Class T1 (A)	—	—	(1,154)	(1,001)	(2,223)	1,789
Advisor Class (A)	—	—	—	(1,131)	(13,990)	13,007
	(1,452,836)	(1,532,328)	27,528,676	24,283,884	11,028,491	23,947,104

(A)	Class ceased operations on February 15, 2019.

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2019

STATEMENTS OF CHANGES IN NET ASSETS (continued)

For the period and year ended:

	Transamerica Concentrated Growth		Transamerica Dividend Focused		Transamerica Dynamic Allocation
	April 30, 2019 (unaudited)	October 31, 2018	April 30, 2019 (unaudited)	October 31, 2018	April 30, 2019 (unaudited)	October 31, 2018
From operations:
Net investment income (loss)	$49,767	$203,559	$6,769,596	$14,209,151	$79,301	$127,733
Net realized gain (loss)	7,466,408	19,896,338	29,686,565	78,058,559	1,072,009	372,170
Net change in unrealized appreciation (depreciation)	9,438,742	(5,173,508)	(13,061,814)	(88,893,899)	(634,045)	(325,121)
Net increase (decrease) in net assets resulting from operations	16,954,917	14,926,389	23,394,347	3,373,811	517,265	174,782

Distributions to shareholders:
Class A	(144,395)	(58,658)	(12,177,995)	(7,676,436)	(112,118)	(68,070)
Class C	(126,720)	(61,314)	(758,574)	(516,821)	(4,957)	(4,153)
Class I	(3,135,860)	(1,896,304)	(2,107,698)	(2,399,153)	(32,828)	(36,886)
Class I2	(16,575,842)	(10,746,561)	(69,427,428)	(47,996,255)	—	—
Class R6	—	—	(623,675)	(313,512)	—	—
Class T1 (A)	(1,285)	(635)	(2,888)	(1,191)	(105)	(74)
Advisor Class (A)	(1,389)	(692)	(1,560)	(931)	—	—
Net increase (decrease) in net assets resulting from distributions to shareholders	(19,985,491)	(12,764,164)	(85,099,818)	(58,904,299)	(150,008)	(109,183)

Capital share transactions:
Proceeds from shares sold:
Class A	271,793	418,165	5,646,009	10,375,813	406,266	3,913,662
Class C	101,458	62,569	2,064,641	851,701	139,019	684,440
Class I	268,573	5,250,468	1,746,198	22,514,565	641,013	1,003,272
Class I2	144,093	17,954,090	444,123	66,167,413	—	—
Class R6	—	—	388,949	1,074,179	—	—
Class T1 (A)	—	—	—	24,379	—	—
	785,917	23,685,292	10,289,920	101,008,050	1,186,298	5,601,374
Dividends and/or distributions reinvested:
Class A	144,395	58,658	12,166,072	7,670,992	111,892	67,754
Class C	126,720	61,314	755,997	516,570	4,924	4,117
Class I	3,096,456	1,878,811	2,105,536	2,396,839	32,828	36,886
Class I2	16,575,842	10,746,561	69,427,428	47,996,255	—	—
Class R6	—	—	623,675	313,512	—	—
Class T1 (A)	1,285	635	2,888	1,191	105	74
Advisor Class (A)	1,389	692	1,560	931	—	—
	19,946,087	12,746,671	85,083,156	58,896,290	149,749	108,831
Cost of shares redeemed:
Class A	(162,954)	(217,167)	(9,550,456)	(21,692,704)	(4,104,322)	(2,067,226)
Class C	(56,613)	(68,665)	(2,624,224)	(1,571,911)	(592,305)	(1,558,934)
Class I	(6,838,234)	(9,968,519)	(6,541,004)	(22,984,684)	(479,874)	(1,463,812)
Class I2	(16,850,402)	(65,745,645)	(58,801,606)	(161,668,665)	—	—
Class R6	—	—	(353,168)	(499,445)	—	—
Class T1 (A)	(12,206)	—	(31,447)	(3,500)	(10,782)	—
Advisor Class (A)	(13,162)	—	(11,234)	—	—	—
	(23,933,571)	(75,999,996)	(77,913,139)	(208,420,909)	(5,187,283)	(5,089,972)
Automatic conversions:
Class A	—	18,910	725,167	533,498	35,420	486,064
Class C	—	(18,910)	(725,167)	(533,498)	(35,420)	(486,064)
	—	—	—	—	—	—
Net increase (decrease) in net assets resulting from capital share transactions	(3,201,567)	(39,568,033)	17,459,937	(48,516,569)	(3,851,236)	620,233
Net increase (decrease) in net assets	(6,232,141)	(37,405,808)	(44,245,534)	(104,047,057)	(3,483,979)	685,832

Net assets:
Beginning of period/year	188,533,527	225,939,335	594,894,714	698,941,771	19,499,695	18,813,863
End of period/year	$182,301,386	$188,533,527	$550,649,180	$594,894,714	$16,015,716	$19,499,695

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2019

STATEMENTS OF CHANGES IN NET ASSETS (continued)

For the period and year ended:

	Transamerica Concentrated Growth		Transamerica Dividend Focused		Transamerica Dynamic Allocation
	April 30, 2019 (unaudited)	October 31, 2018	April 30, 2019 (unaudited)	October 31, 2018	April 30, 2019 (unaudited)	October 31, 2018

Capital share transactions - shares:
Shares issued:
Class A	17,231	23,071	657,462	937,102	35,073	325,704
Class C	5,938	3,458	245,528	76,229	12,220	57,032
Class I	17,580	302,012	193,732	1,912,576	56,331	83,680
Class I2	8,583	978,081	48,601	5,800,798	—	—
Class R6	—	—	42,241	96,383	—	—
Class T1 (A)	—	—	—	2,190	—	—
	49,332	1,306,622	1,187,564	8,825,278	103,624	466,416
Shares reinvested:
Class A	9,830	3,377	1,459,601	686,110	9,955	5,679
Class C	8,956	3,624	91,269	46,353	441	348
Class I	212,231	109,170	252,936	214,277	2,934	3,105
Class I2	1,119,989	616,555	8,338,185	4,295,038	—	—
Class R6	—	—	74,882	28,062	—	—
Class T1 (A)	87	37	346	107	10	6
Advisor Class (A)	94	40	186	82	—	—
	1,351,187	732,803	10,217,405	5,270,029	13,340	9,138
Shares redeemed:
Class A	(10,730)	(12,135)	(1,030,357)	(1,940,771)	(355,493)	(171,845)
Class C	(3,540)	(4,054)	(285,633)	(140,520)	(51,345)	(130,564)
Class I	(424,505)	(552,820)	(681,311)	(2,037,868)	(41,830)	(121,747)
Class I2	(1,018,555)	(3,618,649)	(6,298,831)	(14,378,117)	—	—
Class R6	—	—	(38,421)	(44,719)	—	—
Class T1 (A)	(740)	—	(3,250)	(305)	(920)	—
Advisor Class (A)	(799)	—	(1,217)	—	—	—
	(1,458,869)	(4,187,658)	(8,339,020)	(18,542,300)	(449,588)	(424,156)
Automatic conversions:
Class A	—	985	82,196	46,878	3,078	39,153
Class C	—	(1,017)	(82,675)	(47,209)	(3,111)	(39,713)
	—	(32)	(479)	(331)	(33)	(560)
Net increase (decrease) in shares outstanding:
Class A	16,331	15,298	1,168,902	(270,681)	(307,387)	198,691
Class C	11,354	2,011	(31,511)	(65,147)	(41,795)	(112,897)
Class I	(194,694)	(141,638)	(234,643)	88,985	17,435	(34,962)
Class I2	110,017	(2,024,013)	2,087,955	(4,282,281)	—	—
Class R6	—	—	78,702	79,726	—	—
Class T1 (A)	(653)	37	(2,904)	1,992	(910)	6
Advisor Class (A)	(705)	40	(1,031)	82	—	—
	(58,350)	(2,148,265)	3,065,470	(4,447,324)	(332,657)	50,838

(A)	Class ceased operations on February 15, 2019.

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2019

STATEMENTS OF CHANGES IN NET ASSETS (continued)

For the period and year ended:

	Transamerica Dynamic Income		Transamerica Emerging Markets Debt		Transamerica Emerging Markets Equity
	April 30, 2019 (unaudited)	October 31, 2018	April 30, 2019 (unaudited)	October 31, 2018	April 30, 2019 (unaudited)	October 31, 2018
From operations:
Net investment income (loss)	$4,358,085	$8,711,197	$20,615,037	$45,603,698	$1,591,744	$9,716,309
Net realized gain (loss)	(3,005,426)	4,596,113	(13,186,426)	(51,839,174)	(33,971,439)	(37,916,126)
Net change in unrealized appreciation (depreciation)	7,865,066	(19,499,727)	34,064,191	(52,161,593)	111,331,462	(128,358,143)
Net increase (decrease) in net assets resulting from operations	9,217,725	(6,192,417)	41,492,802	(58,397,069)	78,951,767	(156,557,960)

Distributions to shareholders:
Class A	(1,552,042)	(2,838,673)	(145,906)	(694,026)	(13,769)	(71,692)
Class C	(2,174,479)	(3,951,560)	(128,798)	(325,271)	—	(1,032)
Class I	(1,107,687)	(1,976,216)	(8,778,440)	(21,985,652)	(69,084)	(72,864)
Class I2	—	—	(2,980,946)	(6,633,509)	(9,490,631)	(2,365,604)
Class R6	—	—	(102,065)	(260,275)	—	—
Class T1 (A)	(131)	(365)	(87)	(319)	(84)	(71)
Advisor Class (A)	(136)	(373)	(284)	(638)	(102)	(110)
Return of capital:
Class A	—	(728,928)	—	(75,977)	—	—
Class C	—	(1,014,700)	—	(35,609)	—	—
Class I	—	(507,463)	—	(2,406,799)	—	—
Class I2	—	—	—	(726,180)	—	—
Class R6	—	—	—	(28,493)	—	—
Class T1 (A)	—	(92)	—	(34)	—	—
Advisor Class (A)	—	(97)	—	(67)	—	—
Total dividends and/or distributions from return of capital	—	(2,251,280)	—	(3,273,159)	—	—
Net increase (decrease) in net assets resulting from distributions to shareholders	(4,834,475)	(11,018,467)	(12,136,526)	(33,172,849)	(9,573,670)	(2,511,373)

Capital share transactions:
Proceeds from shares sold:
Class A	795,213	3,774,057	875,161	14,063,676	1,048,930	4,710,603
Class C	659,408	2,543,481	583,739	2,020,456	391,948	654,698
Class I	7,724,393	10,300,333	106,089,656	276,722,017	665,310	17,741,544
Class I2	—	—	200,876	34,115,378	521,442	898,106,042
Class R6	—	—	215,766	3,625,398	—	—
Advisor Class (A)	—	—	429	22,552	—	—
	9,179,014	16,617,871	107,965,627	330,569,477	2,627,630	921,212,887
Dividends and/or distributions reinvested:
Class A	1,424,531	3,320,002	141,381	756,316	13,716	71,570
Class C	2,014,916	4,611,066	119,286	333,535	—	1,032
Class I	1,091,026	2,271,029	6,953,897	19,397,127	69,084	71,978
Class I2	—	—	2,980,946	7,359,689	9,490,631	2,365,604
Class R6	—	—	41,145	74,060	—	—
Class T1 (A)	131	457	87	353	84	71
Advisor Class (A)	136	470	284	705	102	110
	4,530,740	10,203,024	10,237,026	27,921,785	9,573,617	2,510,365
Cost of shares redeemed:
Class A	(13,593,592)	(33,378,047)	(7,914,760)	(19,118,138)	(893,833)	(10,071,471)
Class C	(19,111,186)	(49,751,701)	(1,494,202)	(4,868,153)	(818,445)	(1,104,470)
Class I	(15,710,693)	(32,069,016)	(115,856,778)	(429,968,194)	(288,189)	(17,844,573)
Class I2	—	—	(18,139,639)	(73,725,067)	(57,575,637)	(114,204,858)
Class R6	—	—	(714,998)	(4,278,305)	—	—
Class T1 (A)	(10,441)	—	(10,504)	—	(10,359)	—
Advisor Class (A)	(10,442)	—	(34,147)	(239)	(12,042)	—
	(48,436,354)	(115,198,764)	(144,165,028)	(531,958,096)	(59,598,505)	(143,225,372)
Automatic conversions:
Class A	418,482	1,965,282	—	85,621	12,416	133,511
Class C	(418,482)	(1,965,282)	—	(85,621)	(12,416)	(133,511)
	—	—	—	—	—	—
Net increase (decrease) in net assets resulting from capital share transactions	(34,726,600)	(88,377,869)	(25,962,375)	(173,466,834)	(47,397,258)	780,497,880
Net increase (decrease) in net assets	(30,343,350)	(105,588,753)	3,393,901	(265,036,752)	21,980,839	621,428,547

Net assets:
Beginning of period/year	220,629,339	326,218,092	674,729,760	939,766,512	860,115,729	238,687,182
End of period/year	$190,285,989	$220,629,339	$678,123,661	$674,729,760	$882,096,568	$860,115,729

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2019

STATEMENTS OF CHANGES IN NET ASSETS (continued)

For the period and year ended:

	Transamerica Dynamic Income		Transamerica Emerging Markets Debt		Transamerica Emerging Markets Equity
	April 30, 2019 (unaudited)	October 31, 2018	April 30, 2019 (unaudited)	October 31, 2018	April 30, 2019 (unaudited)	October 31, 2018

Capital share transactions - shares:
Shares issued:
Class A	89,152	402,454	86,346	1,348,306	106,683	412,256
Class C	74,354	273,393	57,985	188,373	40,536	57,760
Class I	860,056	1,110,186	10,424,978	25,892,393	68,210	1,692,558
Class I2	—	—	19,591	3,292,154	53,408	81,382,284
Class R6	—	—	21,008	343,733	—	—
Advisor Class (A)	—	—	42	2,135	—	—
	1,023,562	1,786,033	10,609,950	31,067,094	268,837	83,544,858
Shares reinvested:
Class A	159,906	360,155	14,051	72,321	1,525	6,520
Class C	227,205	502,037	11,953	31,901	—	94
Class I	122,398	246,421	689,215	1,828,138	7,659	6,512
Class I2	—	—	295,387	697,745	1,053,344	214,082
Class R6	—	—	4,080	7,049	—	—
Class T1 (A)	15	49	9	33	9	6
Advisor Class (A)	15	51	29	67	11	10
	509,539	1,108,713	1,014,724	2,637,254	1,062,548	227,224
Shares redeemed:
Class A	(1,530,532)	(3,598,352)	(796,310)	(1,873,721)	(93,211)	(910,691)
Class C	(2,157,014)	(5,387,132)	(149,431)	(471,054)	(86,569)	(101,200)
Class I	(1,746,742)	(3,460,924)	(11,509,219)	(41,290,406)	(30,196)	(1,714,681)
Class I2	—	—	(1,789,345)	(7,215,697)	(6,007,589)	(10,383,039)
Class R6	—	—	(70,130)	(426,395)	—	—
Class T1 (A)	(1,149)	—	(1,010)	—	(1,068)	—
Advisor Class (A)	(1,152)	—	(3,268)	(23)	(1,215)	—
	(5,436,589)	(12,446,408)	(14,318,713)	(51,277,296)	(6,219,848)	(13,109,611)
Automatic conversions:
Class A	46,727	215,660	—	8,712	1,264	13,376
Class C	(46,959)	(216,781)	—	(8,775)	(1,277)	(13,511)
	(232)	(1,121)	—	(63)	(13)	(135)
Net increase (decrease) in shares outstanding:
Class A	(1,234,747)	(2,620,083)	(695,913)	(444,382)	16,261	(478,539)
Class C	(1,902,414)	(4,828,483)	(79,493)	(259,555)	(47,310)	(56,857)
Class I	(764,288)	(2,104,317)	(395,026)	(13,569,875)	45,673	(15,611)
Class I2	—	—	(1,474,367)	(3,225,798)	(4,900,837)	71,213,327
Class R6	—	—	(45,042)	(75,613)	—	—
Class T1 (A)	(1,134)	49	(1,001)	33	(1,059)	6
Advisor Class (A)	(1,137)	51	(3,197)	2,179	(1,204)	10
	(3,903,720)	(9,552,783)	(2,694,039)	(17,573,011)	(4,888,476)	70,662,336

(A)	Class ceased operations on February 15, 2019.

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2019

STATEMENTS OF CHANGES IN NET ASSETS (continued)

For the period and year ended:

	Transamerica Event Driven		Transamerica Floating Rate		Transamerica Global Equity
	April 30, 2019 (unaudited)	October 31, 2018	April 30, 2019 (unaudited)	October 31, 2018	April 30, 2019 (unaudited)	October 31, 2018
From operations:
Net investment income (loss)	$220,805	$(503,143)	$15,595,606	$32,633,578	$458,448	$202,936
Net realized gain (loss)	870,138	3,255,138	(2,448,345)	318,096	595,542	11,404,123
Net change in unrealized appreciation (depreciation)	2,289,260	(2,564,107)	(2,211,640)	(7,301,367)	7,316,645	(12,390,011)
Net increase (decrease) in net assets resulting from operations	3,380,203	187,888	10,935,621	25,650,307	8,370,635	(782,952)

Distributions to shareholders:
Class A	—	—	(688,585)	(1,714,526)	(13,066)	(807,300)
Class B	—	—	—	—	—	(5,993)
Class C	—	—	(445,447)	(711,254)	—	(510,170)
Class I	(15,011)	(915)	(3,261,996)	(5,449,204)	(74,335)	(746,307)
Class I2	(2,151,965)	(1,548,315)	(11,113,049)	(25,131,093)	—	—
Class R6	—	—	—	—	(2,938)	(24,294)
Class T1 (A)	—	—	(155)	(451)	(6)	(179)
Advisor Class (A)	(300)	(160)	—	—	(27)	(255)
Net increase (decrease) in net assets resulting from distributions to shareholders	(2,167,276)	(1,549,390)	(15,509,232)	(33,006,528)	(90,372)	(2,094,498)

Capital share transactions:
Proceeds from shares sold:
Class A	—	—	5,747,287	30,977,953	1,067,332	4,587,452
Class B	—	—	—	—	4,227	10,966
Class C	—	—	3,030,091	9,398,709	226,985	1,050,539
Class I	124,584	658,461	32,383,286	158,554,811	7,057,414	5,094,686
Class I2	80,920	55,373,167	193,851	168,091,938	—	—
Class R6	—	—	—	—	46,317	242,886
Advisor Class (A)	—	9,884	—	—	—	—
	205,504	56,041,512	41,354,515	367,023,411	8,402,275	10,986,529
Dividends and/or distributions reinvested:
Class A	—	—	682,010	1,700,265	12,077	736,670
Class B	—	—	—	—	—	5,963
Class C	—	—	436,285	701,724	—	467,509
Class I	15,011	912	3,210,127	5,413,873	69,132	627,897
Class I2	2,151,965	1,548,315	11,113,049	25,131,093	—	—
Class R6	—	—	—	—	2,938	24,294
Class T1 (A)	—	—	132	451	6	179
Advisor Class (A)	300	160	—	—	27	255
	2,167,276	1,549,387	15,441,603	32,947,406	84,180	1,862,767
Cost of shares redeemed:
Class A	—	—	(19,490,376)	(33,712,226)	(4,852,638)	(11,366,028)
Class B	—	—	—	—	(7,504)	(129,584)
Class C	—	—	(5,647,758)	(4,872,939)	(2,611,186)	(8,772,107)
Class I	(932)	(175)	(111,477,660)	(47,531,167)	(2,116,375)	(6,988,774)
Class I2	(12,872,272)	(29,736,125)	(68,042,708)	(226,818,641)	—	—
Class R6	—	—	—	—	(242,248)	(406,037)
Class T1 (A)	—	—	(10,534)	—	(11,620)	—
Advisor Class (A)	(16,050)	(4,237)	—	—	(12,483)	—
	(12,889,254)	(29,740,537)	(204,669,036)	(312,934,973)	(9,854,054)	(27,662,530)
Automatic conversions:
Class A	—	—	—	—	28,703	623,334
Class B	—	—	—	—	(28,703)	(623,334)
			—	—	—	—
Automatic conversions:
Class A	—	—	244,114	158,465	2,918,471	17,269,985
Class C	—	—	(244,114)	(158,465)	(2,918,471)	(17,269,985)
			—	—	—	—
Net increase (decrease) in net assets resulting from capital share transactions	(10,516,474)	27,850,362	(147,872,918)	87,035,844	(1,367,599)	(14,813,234)
Net increase (decrease) in net assets	(9,303,547)	26,488,860	(152,446,529)	79,679,623	6,912,664	(17,690,684)

Net assets:
Beginning of period/year	116,734,118	90,245,258	719,927,999	640,248,376	105,642,604	123,333,288
End of period/year	$107,430,571	$116,734,118	$567,481,470	$719,927,999	$112,555,268	$105,642,604

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2019

STATEMENTS OF CHANGES IN NET ASSETS (continued)

For the period and year ended:

	Transamerica Event Driven		Transamerica Floating Rate		Transamerica Global Equity
	April 30, 2019 (unaudited)	October 31, 2018	April 30, 2019 (unaudited)	October 31, 2018	April 30, 2019 (unaudited)	October 31, 2018

Capital share transactions - shares:
Shares issued:
Class A	—	—	592,270	3,118,850	80,286	329,924
Class B	—	—	—	—	309	798
Class C	—	—	312,393	946,167	18,150	76,657
Class I	12,185	62,348	3,348,408	16,033,189	517,328	361,573
Class I2	8,077	5,310,123	19,934	16,874,398	—	—
Class R6	—	—	—	—	3,499	17,382
Advisor Class (A)	—	928	—	—	—	—
	20,262	5,373,399	4,273,005	36,972,604	619,572	786,334
Shares reinvested:
Class A	—	—	70,318	171,389	974	53,537
Class B	—	—	—	—	—	437
Class C	—	—	44,932	70,725	—	34,554
Class I	1,523	87	331,819	548,089	5,571	45,632
Class I2	221,623	150,614	1,144,518	2,532,602	—	—
Class R6	—	—	—	—	237	1,764
Class T1 (A)	—	—	14	46	—	13
Advisor Class (A)	30	15	—	—	2	18
	223,176	150,716	1,591,601	3,322,851	6,784	135,955
Shares redeemed:
Class A	—	—	(2,023,736)	(3,399,213)	(364,080)	(816,151)
Class B	—	—	—	—	(598)	(9,468)
Class C	—	—	(579,864)	(490,691)	(201,340)	(641,388)
Class I	(95)	(17)	(11,493,959)	(4,809,523)	(160,746)	(502,507)
Class I2	(1,280,654)	(2,846,460)	(6,940,452)	(22,841,767)	—	—
Class R6	—	—	—	—	(18,058)	(29,176)
Class T1 (A)	—	—	(1,085)	—	(848)	—
Advisor Class (A)	(1,569)	(398)	—	—	(889)	—
	(1,282,318)	(2,846,875)	(21,039,096)	(31,541,194)	(746,559)	(1,998,690)
Automatic conversions:
Class A	—	—	—	—	2,143	45,115
Class B	—	—	—	—	(2,176)	(45,637)
	—	—	—	—	(33)	(522)
Automatic conversions:
Class A	—	—	24,983	16,008	216,984	1,216,143
Class C	—	—	(24,980)	(16,008)	(222,385)	(1,242,651)
	—	—	3	—	(5,401)	(26,508)
Net increase (decrease) in shares outstanding:
Class A	—	—	(1,336,165)	(92,966)	(63,693)	828,568
Class B	—	—	—	—	(2,465)	(53,870)
Class C	—	—	(247,519)	510,193	(405,575)	(1,772,828)
Class I	13,613	62,418	(7,813,732)	11,771,755	362,153	(95,302)
Class I2	(1,050,954)	2,614,277	(5,776,000)	(3,434,767)	—	—
Class R6	—	—	—	—	(14,322)	(10,030)
Class T1 (A)	—	—	(1,071)	46	(848)	13
Advisor Class (A)	(1,539)	545	—	—	(887)	18
	(1,038,880)	2,677,240	(15,174,487)	8,754,261	(125,637)	(1,103,431)

(A)	Class ceased operations on February 15, 2019.

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2019

STATEMENTS OF CHANGES IN NET ASSETS (continued)

For the period and year ended:

	Transamerica Government Money Market		Transamerica Growth		Transamerica High Quality Bond
	April 30, 2019 (unaudited)	October 31, 2018	April 30, 2019 (unaudited)	October 31, 2018	April 30, 2019 (unaudited)	October 31, 2018
From operations:
Net investment income (loss)	$10,524,026	$10,421,389	$(56,389)	$(79,820)	$3,678,926	$6,005,362
Net realized gain (loss)	(14,904)	—	9,407,131	107,815,689	(436,717)	(2,869,403)
Net change in unrealized appreciation (depreciation)	—	—	15,131,556	(80,755,272)	3,803,897	(1,897,277)
Net increase (decrease) in net assets resulting from operations	10,509,122	10,421,389	24,482,298	26,980,597	7,046,106	1,238,682

Distributions to shareholders:
Class A	(1,651,273)	(772,195)	—	—	—	—
Class B	(502)	(31)	—	—	—	—
Class C	(18,558)	(867)	—	—	—	—
Class I	(191,561)	(194,793)	—	—	—	—
Class I2	(20,964)	(280)	(56,098,120)	(83,895,864)	—	—
Class I3	(879,160)	(990,000)	—	—	(3,200,289)	(5,292,699)
Class R	—	—	—	—	(173,053)	(298,452)
Class R2	(6,189,263)	(6,272,459)	—	—	—	—
Class R4	(1,572,745)	(2,190,764)	—	—	(542,091)	(801,249)
Class R6	—	—	(4,586,862)	(2,445,164)	—	—
Net increase (decrease) in net assets resulting from distributions to shareholders	(10,524,026)	(10,421,389)	(60,684,982)	(86,341,028)	(3,915,433)	(6,392,400)

Capital share transactions:
Proceeds from shares sold:
Class A	100,351,571	65,365,822	—	—	—	—
Class B	8,566	90,724	—	—	—	—
Class C	7,590,492	12,163,868	—	—	—	—
Class I	1,925,363	7,238,529	—	—	—	—
Class I2	2,584,930	2,658,935	181,326	22,203,603	—	—
Class I3	204,224,246	522,618,214	—	—	33,319,387	140,068,270
Class R	—	—	—	—	983,013	1,662,754
Class R2	108,843,856	166,105,237	—	—	—	—
Class R4	84,140,671	79,350,513	—	—	7,178,222	8,465,097
Class R6	—	—	3,509,894	8,424,302	—	—
	509,669,695	855,591,842	3,691,220	30,627,905	41,480,622	150,196,121
Dividends and/or distributions reinvested:
Class A	1,641,416	765,363	—	—	—	—
Class B	495	19	—	—	—	—
Class C	18,222	747	—	—	—	—
Class I	180,596	181,342	—	—	—	—
Class I2	20,963	280	56,098,120	83,895,864	—	—
Class I3	879,159	990,183	—	—	3,200,289	5,292,699
Class R	—	—	—	—	173,053	298,452
Class R2	6,189,263	6,272,459	—	—	—	—
Class R4	1,572,745	2,190,764	—	—	542,091	801,249
Class R6	—	—	4,586,862	2,445,164	—	—
	10,502,859	10,401,157	60,684,982	86,341,028	3,915,433	6,392,400
Cost of shares redeemed:
Class A	(92,230,763)	(91,066,511)	—	—	—	—
Class B	(34,150)	(129,481)	—	—	—	—
Class C	(10,246,776)	(13,504,066)	—	—	—	—
Class I	(4,021,489)	(7,716,977)	—	—	—	—
Class I2	(1,318,770)	(6,491,761)	(20,568,923)	(206,716,424)	—	—
Class I3	(215,502,881)	(539,727,067)	—	—	(66,917,683)	(152,551,826)
Class R	—	—	—	—	(2,713,756)	(7,558,553)
Class R2	(42,248,536)	(79,035,174)	—	—	—	—
Class R4	(131,738,762)	(97,691,667)	—	—	(9,265,391)	(10,911,336)
Class R6	—	—	(2,174,206)	(4,454,630)	—	—
	(497,342,127)	(835,362,704)	(22,743,129)	(211,171,054)	(78,896,830)	(171,021,715)
Automatic conversions:
Class A	146,439	275,445	—	—	—	—
Class B	(146,439)	(275,445)	—		—	—
	—	—	—	—	—	—
Automatic conversions:
Class A	279,386	4,889,826	—	—	—	—
Class C	(279,386)	(4,889,826)	—	—	—	—
	—	—	—	—	—	—

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2019

STATEMENTS OF CHANGES IN NET ASSETS (continued)

For the period and year ended:

	Transamerica Government Money Market		Transamerica Growth		Transamerica High Quality Bond
	April 30, 2019 (unaudited)	October 31, 2018	April 30, 2019 (unaudited)	October 31, 2018	April 30, 2019 (unaudited)	October 31, 2018
Net increase (decrease) in net assets resulting from capital share transactions	$22,830,427	$30,630,295	$41,633,073	$(94,202,121)	$(33,500,775)	$(14,433,194)
Net increase (decrease) in net assets	22,815,523	30,630,295	5,430,389	(153,562,552)	(30,370,102)	(19,586,912)

Net assets:
Beginning of period/year	1,219,773,848	1,189,143,553	199,241,437	352,803,989	282,648,925	302,235,837
End of period/year	$1,242,589,371	$1,219,773,848	$204,671,826	$199,241,437	$252,278,823	$282,648,925

Capital share transactions - shares:
Shares issued:
Class A	100,351,571	65,365,822	—	—	—	—
Class B	8,566	90,724	—	—	—	—
Class C	7,590,492	12,163,868	—	—	—	—
Class I	1,925,363	7,238,529	—	—	—	—
Class I2	2,584,930	2,658,935	22,706	1,945,742	—	—
Class I3	204,224,246	522,618,214	—	—	3,398,412	14,232,135
Class R	—	—	—	—	100,011	166,877
Class R2	108,843,856	166,105,237	—	—	—	—
Class R4	84,140,671	79,350,513	—	—	730,175	858,785
Class R6	—	—	411,780	749,888	—	—
	509,669,695	855,591,842	434,486	2,695,630	4,228,598	15,257,797
Shares reinvested:
Class A	1,641,416	765,363	—	—	—	—
Class B	495	19	—	—	—	—
Class C	18,222	747	—	—	—	—
Class I	180,596	181,342	—	—	—	—
Class I2	20,963	280	8,323,163	8,066,910	—	—
Class I3	879,159	990,183	—	—	326,527	538,744
Class R	—	—	—	—	17,605	30,326
Class R2	6,189,263	6,272,459	—	—	—	—
Class R4	1,572,745	2,190,764	—	—	55,300	81,558
Class R6	—	—	680,543	235,112	—	—
	10,502,859	10,401,157	9,003,706	8,302,022	399,432	650,628
Shares redeemed:
Class A	(92,230,763)	(91,066,511)	—	—	—	—
Class B	(34,150)	(129,481)	—	—	—	—
Class C	(10,246,776)	(13,504,066)	—	—	—	—
Class I	(4,021,489)	(7,716,977)	—	—	—	—
Class I2	(1,318,770)	(6,491,761)	(2,541,611)	(17,999,785)	—	—
Class I3	(215,502,881)	(539,727,067)	—	—	(6,817,340)	(15,466,620)
Class R	—	—	—	—	(274,791)	(766,564)
Class R2	(42,248,536)	(79,035,174)	—	—	—	—
Class R4	(131,738,762)	(97,691,667)	—	—	(944,050)	(1,107,350)
Class R6	—	—	(288,061)	(393,013)	—	—
	(497,342,127)	(835,362,704)	(2,829,672)	(18,392,798)	(8,036,181)	(17,340,534)
Automatic conversions:
Class A	146,439	275,445	—	—	—	—
Class B	(146,439)	(275,445)	—	—	—	—
	—	—	—	—	—	—
Automatic conversions:
Class A	279,386	4,889,826	—	—	—	—
Class C	(279,386)	(4,889,826)	—	—	—	—
	—	—	—	—	—	—
Net increase (decrease) in shares outstanding:
Class A	10,188,049	(19,770,055)	—	—	—	—
Class B	(171,528)	(314,183)	—	—	—	—
Class C	(2,917,448)	(6,229,277)	—	—	—	—
Class I	(1,915,530)	(297,106)	—	—	—	—
Class I2	1,287,123	(3,832,546)	5,804,258	(7,987,133)	—	—
Class I3	(10,399,476)	(16,118,670)	—	—	(3,092,401)	(695,741)
Class R	—	—	—	—	(157,175)	(569,361)
Class R2	72,784,583	93,342,522	—	—	—	—
Class R4	(46,025,346)	(16,150,390)	—	—	(158,575)	(167,007)
Class R6	—	—	804,262	591,987	—	—
	22,830,427	30,630,295	6,608,520	(7,395,146)	(3,408,151)	(1,432,109)

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2019

STATEMENTS OF CHANGES IN NET ASSETS (continued)

For the period and year ended:

	Transamerica High Yield Bond		Transamerica High Yield Muni		Transamerica Inflation Opportunities
	April 30, 2019 (unaudited)	October 31, 2018	April 30, 2019 (unaudited)	October 31, 2018	April 30, 2019 (unaudited)	October 31, 2018
From operations:
Net investment income (loss)	$39,921,868	$94,484,246	$1,859,232	$3,630,775	$835,106	$4,131,818
Net realized gain (loss)	(13,524,837)	6,553,769	(737,525)	(100,506)	(437,775)	1,710,851
Net change in unrealized appreciation (depreciation)	38,391,687	(100,287,376)	3,546,292	(2,439,155)	6,183,726	(8,408,196)
Net increase (decrease) in net assets resulting from operations	64,788,718	750,639	4,667,999	1,091,114	6,581,057	(2,565,527)

Distributions to shareholders:
Class A	(2,491,892)	(5,154,162)	(515,184)	(1,114,939)	(5,014)	(13,213)
Class B	(3,002)	(24,048)	—	—	—	—
Class C	(757,625)	(1,878,383)	(171,769)	(336,838)	(2,619)	(10,155)
Class I	(2,039,162)	(6,999,933)	(1,193,852)	(2,178,524)	(16,694)	(17,402)
Class I2	(14,130,358)	(35,336,286)	(198)	(375)	(1,069,231)	(4,136,050)
Class I3	(8,770,761)	(19,478,851)	—	—	—	—
Class R	(1,091,029)	(2,519,293)	—	—	—	—
Class R4	(10,639,763)	(20,574,821)	—	—	—	—
Class R6	(953,882)	(1,801,266)	—	—	(374)	(1,243)
Class T1 (A)	(159)	(583)	(120)	(370)	(70)	(226)
Advisor Class (A)	(285)	(890)	—	—	—	—
Net increase (decrease) in net assets resulting from distributions to shareholders	(40,877,918)	(93,768,516)	(1,881,123)	(3,631,046)	(1,094,002)	(4,178,289)

Capital share transactions:
Proceeds from shares sold:
Class A	21,115,289	38,203,122	7,430,763	13,238,105	35,000	171,506
Class B	88,775	11,353	—	—	—	—
Class C	2,266,573	4,030,047	1,332,376	2,041,923	1,393	22,175
Class I	35,862,080	147,245,529	21,328,994	31,116,577	537,870	2,075,115
Class I2	1,289,978	88,697,016	—	—	352,958	26,457,996
Class I3	4,523,948	9,605,033	—	—	—	—
Class R	2,252,203	10,086,780	—	—	—	—
Class R4	26,369,890	45,360,966	—	—	—	—
Class R6	6,097,080	15,184,677	—	—	—	—
Class T1 (A)	—	1	—	—	—	—
Advisor Class (A)	—	2	—	—	—	—
	99,865,816	358,424,526	30,092,133	46,396,605	927,221	28,726,792
Dividends and/or distributions reinvested:
Class A	2,240,698	4,703,129	511,759	1,110,296	5,014	13,213
Class B	2,963	22,647	—	—	—	—
Class C	702,635	1,740,441	170,875	335,430	2,619	10,155
Class I	1,939,364	6,655,453	1,188,359	2,156,673	16,694	17,402
Class I2	14,130,334	35,336,278	198	375	1,069,231	4,136,050
Class I3	8,770,378	19,478,851	—	—	—	—
Class R	982,927	2,314,432	—	—	—	—
Class R4	10,639,138	20,574,821	—	—	—	—
Class R6	954,044	1,801,244	—	—	374	1,243
Class T1 (A)	159	583	109	370	70	226
Advisor Class (A)	242	890	—	—	—	—
	40,362,882	92,628,769	1,871,300	3,603,144	1,094,002	4,178,289
Cost of shares redeemed:
Class A	(24,875,695)	(60,670,907)	(14,239,293)	(17,450,672)	(25,177)	(208,620)
Class B	(53,810)	(193,666)	—	—	—	—
Class C	(3,995,562)	(14,199,088)	(1,861,722)	(2,652,436)	(12,389)	(125,378)
Class I	(49,513,562)	(230,621,466)	(20,643,923)	(27,374,270)	(49,973)	(149,821)
Class I2	(29,062,838)	(474,861,063)	—	—	(17,720,464)	(47,474,764)
Class I3	(21,736,674)	(92,903,355)	—	—	—	—
Class R	(9,165,317)	(22,751,620)	—	—	—	—
Class R4	(19,660,474)	(54,088,385)	—	—	—	—
Class R6	(3,653,814)	(20,083,678)	—	—	—	—
Class T1 (A)	(10,741)	—	(10,956)	—	(10,259)	—
Advisor Class (A)	(16,279)	—	—	—	—	—
	(161,744,766)	(970,373,228)	(36,755,894)	(47,477,378)	(17,818,262)	(47,958,583)
Automatic conversions:
Class A	88,465	1,002,202	—	—	—	—
Class B	(88,465)	(1,002,202)	—	—	—	—
	—	—	—	—	—	—

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2019

STATEMENTS OF CHANGES IN NET ASSETS (continued)

For the period and year ended:

	Transamerica High Yield Bond		Transamerica High Yield Muni		Transamerica Inflation Opportunities
	April 30, 2019 (unaudited)	October 31, 2018	April 30, 2019 (unaudited)	October 31, 2018	April 30, 2019 (unaudited)	October 31, 2018
Automatic conversions:
Class A	$737,201	$4,219,166	$15,830	$169,090	$—	$136,219
Class C	(737,201)	(4,219,166)	(15,830)	(169,090)	—	(136,219)
	—	—	—	—	—	—
Net increase (decrease) in net assets resulting from capital share transactions	(21,516,068)	(519,319,933)	(4,792,461)	2,522,371	(15,797,039)	(15,053,502)
Net increase (decrease) in net assets	2,394,732	(612,337,810)	(2,005,585)	(17,561)	(10,309,984)	(21,797,318)

Net assets:
Beginning of period/year	1,403,235,025	2,015,572,835	103,454,087	103,471,648	151,841,768	173,639,086
End of period/year	$1,405,629,757	$1,403,235,025	$101,448,502	$103,454,087	$141,531,784	$151,841,768

Capital share transactions - shares:
Shares issued:
Class A	2,399,605	4,192,701	652,847	1,141,289	3,583	17,343
Class B	35	1,257	—	—	—	—
Class C	257,300	442,594	116,835	176,016	147	2,276
Class I	4,037,422	16,024,804	1,868,623	2,681,393	54,762	210,283
Class I2	147,077	9,668,351	—	—	35,818	2,639,987
Class I3	504,375	1,040,594	—	—	—	—
Class R	253,819	1,099,763	—	—	—	—
Class R4	2,951,209	4,939,205	—	—	—	—
Class R6	686,208	1,650,554	—	—	—	—
	11,237,050	39,059,823	2,638,305	3,998,698	94,310	2,869,889
Shares reinvested:
Class A	254,107	518,144	44,708	96,160	524	1,342
Class B	341	2,474	—	—	—	—
Class C	80,055	192,548	14,904	29,019	279	1,047
Class I	218,564	728,522	103,520	186,431	1,736	1,767
Class I2	1,586,251	3,843,781	17	32	110,937	416,744
Class I3	984,692	2,123,331	—	—	—	—
Class R	110,371	252,341	—	—	—	—
Class R4	1,194,021	2,245,041	—	—	—	—
Class R6	107,057	196,275	—	—	38	126
Class T1 (A)	18	64	10	32	7	23
Advisor Class (A)	28	97	—	—	—	—
	4,535,505	10,102,618	163,159	311,674	113,521	421,049
Shares redeemed:
Class A	(2,829,525)	(6,693,769)	(1,243,897)	(1,507,408)	(2,593)	(21,100)
Class B	3,874	(21,180)	—	—	—	—
Class C	(458,201)	(1,567,720)	(163,099)	(229,802)	(1,308)	(12,905)
Class I	(5,650,885)	(25,266,623)	(1,806,383)	(2,369,628)	(5,010)	(15,133)
Class I2	(3,312,384)	(51,651,838)	—	—	(1,816,784)	(4,798,718)
Class I3	(2,471,951)	(10,121,460)	—	—	—	—
Class R	(1,026,772)	(2,469,136)	—	—	—	—
Class R4	(2,215,041)	(5,908,619)	—	—	—	—
Class R6	(409,917)	(2,185,438)	—	—	—	—
Class T1 (A)	(1,208)	—	(960)	—	(1,053)	—
Advisor Class (A)	(1,816)	—	—	—	—	—
	(18,373,826)	(105,885,783)	(3,214,339)	(4,106,838)	(1,826,748)	(4,847,856)
Automatic conversions:
Class A	9,996	109,646	—	—	—	—
Class B	(9,992)	(109,518)	—	—	—	—
	4	128	—	—	—	—
Automatic conversions:
Class A	82,894	467,228	1,367	14,575	—	13,953
Class C	(83,318)	(469,554)	(1,365)	(14,563)	—	(14,200)
	(424)	(2,326)	2	12	—	(247)

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2019

STATEMENTS OF CHANGES IN NET ASSETS (continued)

For the period and year ended:

	Transamerica High Yield Bond		Transamerica High Yield Muni		Transamerica Inflation Opportunities
	April 30, 2019 (unaudited)	October 31, 2018	April 30, 2019 (unaudited)	October 31, 2018	April 30, 2019 (unaudited)	October 31, 2018
Net increase (decrease) in shares outstanding:
Class A	(82,923)	(1,406,050)	(544,975)	(255,384)	1,514	11,538
Class B	(5,742)	(126,967)	—	—	—	—
Class C	(204,164)	(1,402,132)	(32,725)	(39,330)	(882)	(23,782)
Class I	(1,394,899)	(8,513,297)	165,760	498,196	51,488	196,917
Class I2	(1,579,056)	(38,139,706)	17	32	(1,670,029)	(1,741,987)
Class I3	(982,884)	(6,957,535)	—	—	—	—
Class R	(662,582)	(1,117,032)	—	—	—	—
Class R4	1,930,189	1,275,627	—	—	—	—
Class R6	383,348	(338,609)	—	—	38	126
Class T1 (A)	(1,190)	64	(950)	32	(1,046)	23
Advisor Class (A)	(1,788)	97	—	—	—	—
	(2,601,691)	(56,725,540)	(412,873)	203,546	(1,618,917)	(1,557,165)

(A)	Class ceased operations on February 15, 2019.

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2019

STATEMENTS OF CHANGES IN NET ASSETS (continued)

For the period and year ended:

	Transamerica Inflation- Protected Securities		Transamerica Intermediate Bond		Transamerica Intermediate Muni
	April 30, 2019 (unaudited)	October 31, 2018	April 30, 2019 (unaudited)	October 31, 2018	April 30, 2019 (unaudited)	October 31, 2018
From operations:
Net investment income (loss)	$381,686	$4,067,187	$40,191,833	$81,709,218	$17,649,088	$32,887,507
Net realized gain (loss)	(308,661)	328,798	2,334,000	(36,084,758)	(648,550)	(5,366,562)
Net change in unrealized appreciation (depreciation)	5,295,505	(5,479,663)	104,597,811	(115,360,682)	59,393,181	(39,608,905)
Net increase (decrease) in net assets resulting from operations	5,368,530	(1,083,678)	147,123,644	(69,736,222)	76,393,719	(12,087,960)

Distributions to shareholders:
Class A	—	—	—	—	(3,287,817)	(6,652,422)
Class C	—	—	—	—	(1,356,519)	(2,839,371)
Class I	—	—	—	—	(12,997,792)	(23,377,634)
Class I2	—	—	(28,072,097)	(56,958,858)	(139)	(249)
Class I3	(1,448,054)	(3,170,576)	(9,980,965)	(18,678,249)	—	—
Class R	(123,786)	(221,753)	(852,134)	(2,316,866)	—	—
Class R4	(193,352)	(419,738)	(2,433,374)	(6,318,383)	—	—
Class T1 (A)	—	—	—	—	(81)	(233)
Advisor Class (A)	—	—	—	—	(6,499)	(15,541)
Net increase (decrease) in net assets resulting from distributions to shareholders	(1,765,192)	(3,812,067)	(41,338,570)	(84,272,356)	(17,648,847)	(32,885,450)

Capital share transactions:
Proceeds from shares sold:
Class A	—	—	—	—	58,630,536	83,072,555
Class C	—	—	—	—	12,281,634	25,376,273
Class I	—	—	—	—	351,092,858	470,615,460
Class I2	—	—	25,217,627	170,041,312	—	—
Class I3	1,198,838	5,308,071	13,016,514	327,773,739	—	—
Class R	645,621	1,154,166	2,562,966	11,712,541	—	—
Class R4	964,207	3,154,125	20,700,374	29,943,124	—	—
Advisor Class (A)	—	—	—	—	433,886	920,032
	2,808,666	9,616,362	61,497,481	539,470,716	422,438,914	579,984,320
Dividends and/or distributions reinvested:
Class A	—	—	—	—	3,105,519	6,315,321
Class C	—	—	—	—	1,155,890	2,420,139
Class I	—	—	—	—	10,051,486	17,091,456
Class I2	—	—	28,072,097	56,958,858	139	249
Class I3	1,448,054	3,170,576	9,980,965	18,678,249	—	—
Class R	123,786	221,753	852,134	2,316,866	—	—
Class R4	193,352	419,738	2,433,374	6,318,383	—	—
Class T1 (A)	—	—	—	—	68	233
Advisor Class (A)	—	—	—	—	5,392	15,549
	1,765,192	3,812,067	41,338,570	84,272,356	14,318,494	25,842,947
Cost of shares redeemed:
Class A	—	—	—	—	(131,915,611)	(123,909,894)
Class C	—	—	—	—	(25,730,055)	(54,059,017)
Class I	—	—	—	—	(265,833,686)	(371,398,458)
Class I2	—	—	(188,086,273)	(210,656,380)	—	—
Class I3	(10,242,346)	(36,960,643)	(51,597,483)	(243,489,920)	—	—
Class R	(2,356,352)	(3,185,784)	(43,944,859)	(26,653,038)	—	—
Class R4	(14,129,050)	(10,803,958)	(32,569,131)	(133,539,468)	—	—
Class T1 (A)	—	—	—	—	(10,698)	—
Advisor Class (A)	—	—	—	—	(1,084,313)	(593,806)
	(26,727,748)	(50,950,385)	(316,197,746)	(614,338,806)	(424,574,363)	(549,961,175)
Automatic conversions:
Class A	—	—	—	—	214,233	626,308
Class C	—	—	—	—	(214,233)	(626,308)
	—	—	—	—	—	—
Net increase (decrease) in net assets resulting from capital share transactions	(22,153,890)	(37,521,956)	(213,361,695)	9,404,266	12,183,045	55,866,092
Net increase (decrease) in net assets	(18,550,552)	(42,417,701)	(107,576,621)	(144,604,312)	70,927,917	10,892,682

Net assets:
Beginning of period/year	137,802,622	180,220,323	2,945,555,253	3,090,159,565	1,418,592,068	1,407,699,386
End of period/year	$119,252,070	$137,802,622	$2,837,978,632	$2,945,555,253	$1,489,519,985	$1,418,592,068

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2019

STATEMENTS OF CHANGES IN NET ASSETS (continued)

For the period and year ended:

	Transamerica Inflation- Protected Securities		Transamerica Intermediate Bond		Transamerica Intermediate Muni
	April 30, 2019 (unaudited)	October 31, 2018	April 30, 2019 (unaudited)	October 31, 2018	April 30, 2019 (unaudited)	October 31, 2018

Capital share transactions - shares:
Shares issued:
Class A	—	—	—	—	5,179,502	7,367,657
Class C	—	—	—	—	1,084,663	2,251,056
Class I	—	—	—	—	30,744,919	41,611,382
Class I2	—	—	2,595,320	16,901,618	—	—
Class I3	122,920	535,774	1,293,838	33,140,821	—	—
Class R	66,832	114,762	258,704	1,173,956	—	—
Class R4	99,268	317,869	2,106,071	2,986,752	—	—
Advisor Class (A)	—	—	—	—	38,482	81,533
	289,020	968,405	6,253,933	54,203,147	37,047,566	51,311,628
Shares reinvested:
Class A	—	—	—	—	273,363	562,468
Class C	—	—	—	—	101,944	215,990
Class I	—	—	—	—	880,344	1,515,988
Class I2	—	—	2,832,934	5,746,230	12	22
Class I3	150,996	321,631	1,005,461	1,882,526	—	—
Class R	12,868	22,492	85,850	233,150	—	—
Class R4	20,141	42,564	245,167	635,395	—	—
Class T1 (A)	—	—	—	—	6	21
Advisor Class (A)	—	—	—	—	476	1,380
	184,005	386,687	4,169,412	8,497,301	1,256,145	2,295,869
Shares redeemed:
Class A	—	—	—	—	(11,580,271)	(11,005,031)
Class C	—	—	—	—	(2,281,966)	(4,818,479)
Class I	—	—	—	—	(23,493,892)	(32,923,381)
Class I2	—	—	(19,059,723)	(21,260,163)	—	—
Class I3	(1,060,071)	(3,717,133)	(5,233,724)	(24,719,482)	—	—
Class R	(240,122)	(319,623)	(4,439,337)	(2,668,167)	—	—
Class R4	(1,467,809)	(1,086,797)	(3,292,459)	(13,497,368)	—	—
Class T1 (A)	—	—	—	—	(940)	—
Advisor Class (A)	—	—	—	—	(94,992)	(52,907)
	(2,768,002)	(5,123,553)	(32,025,243)	(62,145,180)	(37,452,061)	(48,799,798)
Automatic conversions:
Class A	—	—	—	—	18,797	55,888
Class C	—	—	—	—	(18,842)	(55,998)
	—	—	—	—	(45)	(110)
Net increase (decrease) in shares outstanding:
Class A	—	—	—	—	(6,108,609)	(3,019,018)
Class C	—	—	—	—	(1,114,201)	(2,407,431)
Class I	—	—	—	—	8,131,371	10,203,989
Class I2	—	—	(13,631,469)	1,387,685	12	22
Class I3	(786,155)	(2,859,728)	(2,934,425)	10,303,865	—	—
Class R	(160,422)	(182,369)	(4,094,783)	(1,261,061)	—	—
Class R4	(1,348,400)	(726,364)	(941,221)	(9,875,221)	—	—
Class T1 (A)	—	—	—	—	(934)	21
Advisor Class (A)	—	—	—	—	(56,034)	30,006
	(2,294,977)	(3,768,461)	(21,601,898)	555,268	851,605	4,807,589

(A)	Class ceased operations on February 15, 2019.

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2019

STATEMENTS OF CHANGES IN NET ASSETS (continued)

For the period and year ended:

	Transamerica International Equity		Transamerica International Growth		Transamerica International Small Cap Value
	April 30, 2019 (unaudited)	October 31, 2018	April 30, 2019 (unaudited)	October 31, 2018	April 30, 2019 (unaudited)	October 31, 2018
From operations:
Net investment income (loss)	$46,844,166	$125,105,851	$10,980,395	$24,766,686	$6,702,567	$17,081,621
Net realized gain (loss)	(135,876,231)	166,017,252	(55,889,239)	174,008,088	(12,475,217)	51,498,005
Net change in unrealized appreciation (depreciation)	328,180,588	(746,968,797)	150,343,523	(354,812,569)	36,751,606	(114,672,789)
Net increase (decrease) in net assets resulting from operations	239,148,523	(455,845,694)	105,434,679	(156,037,795)	30,978,956	(46,093,163)

Distributions to shareholders:
Class A	(9,315,193)	(7,233,243)	(9,584)	—	—	—
Class C	(2,326,119)	(1,696,387)	—	—	—	—
Class I	(117,074,736)	(71,524,342)	(2,023)	—	(19,912,659)	(10,430,076)
Class I2	(109,821,969)	(73,435,227)	(191,458,593)	(22,882,446)	(32,128,632)	(16,845,554)
Class I3	(10,855,310)	(6,742,243)	—	—	—	—
Class R	(1,635,400)	(842,448)	—	—	—	—
Class R4	(748,348)	(495,072)	—	—	—	—
Class R6	(10,172,104)	(6,002,484)	(1,378)	—	—	—
Class T1 (A)	(910)	(257)	—	—	—	—
Advisor Class (A)	(112,004)	(12,723)	—	—	—	—
Net increase (decrease) in net assets resulting from distributions to shareholders	(262,062,093)	(167,984,426)	(191,471,578)	(22,882,446)	(52,041,291)	(27,275,630)

Capital share transactions:
Proceeds from shares sold:
Class A	28,148,086	64,373,383	57,261	54,621	—	—
Class C	3,452,430	18,947,231	—	—	—	—
Class I	677,346,896	1,402,209,858	—	14,760	21,414,636	94,653,501
Class I2	108,685,041	472,898,109	20,137,698	204,015,943	161,580	33,676,992
Class I3	6,212,605	7,325,000	—	—	—	—
Class R	1,978,648	6,693,917	—	—	—	—
Class R4	1,242,128	3,190,561	—	—	—	—
Class R6	44,140,687	116,826,370	—	10,000	—	—
Class T1 (A)	—	19,501	—	—	—	—
Advisor Class (A)	291,187	3,217,928	—	—	—	—
	871,497,708	2,095,701,858	20,194,959	204,095,324	21,576,216	128,330,493
Dividends and/or distributions reinvested:
Class A	8,449,547	6,766,872	9,584	—	—	—
Class C	2,019,668	1,457,576	—	—	—	—
Class I	105,997,321	66,820,752	2,023	—	17,882,828	10,395,926
Class I2	109,821,969	73,383,042	191,458,593	22,882,446	32,128,632	16,845,554
Class I3	10,855,310	6,742,243	—	—	—	—
Class R	1,635,400	842,448	—	—	—	—
Class R4	748,348	495,072	—	—	—	—
Class R6	10,172,104	5,818,711	1,378	—	—	—
Class T1 (A)	910	257	—	—	—	—
Advisor Class (A)	112,004	12,723	—	—	—	—
	249,812,581	162,339,696	191,471,578	22,882,446	50,011,460	27,241,480
Cost of shares redeemed:
Class A	(34,653,708)	(121,294,978)	(3,068)	—	—	—
Class C	(15,708,317)	(19,063,281)	—	—	—	—
Class I	(886,776,865)	(921,944,493)	—	—	(65,706,071)	(106,602,952)
Class I2	(512,749,277)	(410,622,817)	(213,709,212)	(199,968,352)	(19,951,756)	(96,240,090)
Class I3	(13,992,001)	(42,708,376)	—	—	—	—
Class R	(5,784,820)	(11,926,655)	—	—	—	—
Class R4	(529,153)	(7,622,080)	—	—	—	—
Class R6	(23,099,223)	(82,327,404)	—	—	—	—
Class T1 (A)	(24,746)	(3,000)	—	—	—	—
Advisor Class (A)	(2,513,368)	(1,039,455)	—	—	—	—
	(1,495,831,478)	(1,618,552,539)	(213,712,280)	(199,968,352)	(85,657,827)	(202,843,042)
Automatic conversions:
Class A	176,957	1,070,593	—	—	—	—
Class C	(176,957)	(1,070,593)	—	—	—	—
	—	—	—	—	—	—
Net increase (decrease) in net assets resulting from capital share transactions	(374,521,189)	639,489,015	(2,045,743)	27,009,418	(14,070,151)	(47,271,069)
Net increase (decrease) in net assets	(397,434,759)	15,658,895	(88,082,642)	(151,910,823)	(35,132,486)	(120,639,862)

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2019

STATEMENTS OF CHANGES IN NET ASSETS (continued)

For the period and year ended:

	Transamerica International Equity		Transamerica International Growth		Transamerica International Small Cap Value
	April 30, 2019 (unaudited)	October 31, 2018	April 30, 2019 (unaudited)	October 31, 2018	April 30, 2019 (unaudited)	October 31, 2018

Net assets:
Beginning of period/year	$5,421,901,525	$5,406,242,630	$1,216,503,457	$1,368,414,280	$731,376,520	$852,016,382
End of period/year	$5,024,466,766	$5,421,901,525	$1,128,420,815	$1,216,503,457	$696,244,034	$731,376,520

Capital share transactions - shares:
Shares issued:
Class A	1,699,515	3,345,096	8,333	6,129	—	—
Class C	212,740	990,908	—	—	—	—
Class I	40,734,499	72,686,607	—	1,669	1,853,787	6,666,008
Class I2	6,319,031	24,147,942	3,103,568	22,568,356	13,697	2,377,703
Class I3	375,961	382,352	—	—	—	—
Class R	115,721	347,591	—	—	—	—
Class R4	73,856	163,495	—	—	—	—
Class R6	2,629,814	5,988,101	—	1,125	—	—
Class T1 (A)	—	981	—	—	—	—
Advisor Class (A)	16,507	163,897	—	—	—	—
	52,177,644	108,216,970	3,111,901	22,577,279	1,867,484	9,043,711
Shares reinvested:
Class A	548,672	354,101	1,561	—	—	—
Class C	132,611	77,243	—	—	—	—
Class I	6,812,167	3,458,631	329	—	1,668,174	756,067
Class I2	7,053,434	3,796,329	31,284,084	2,556,698	2,991,493	1,223,352
Class I3	692,303	346,467	—	—	—	—
Class R	103,901	43,180	—	—	—	—
Class R4	47,696	25,440	—	—	—	—
Class R6	647,080	298,090	224	—	—	—
Class T1 (A)	59	13	—	—	—	—
Advisor Class (A)	7,089	649	—	—	—	—
	16,045,012	8,400,143	31,286,198	2,556,698	4,659,667	1,979,419
Shares redeemed:
Class A	(2,108,166)	(6,293,427)	(430)	—	—	—
Class C	(970,585)	(1,013,783)	—	—	—	—
Class I	(53,032,554)	(48,536,128)	—	—	(5,694,895)	(7,875,057)
Class I2	(30,240,908)	(20,919,149)	(31,813,065)	(22,294,920)	(1,704,796)	(6,688,786)
Class I3	(826,919)	(2,175,713)	—	—	—	—
Class R	(342,050)	(615,778)	—	—	—	—
Class R4	(31,531)	(386,909)	—	—	—	—
Class R6	(1,362,469)	(4,229,345)	—	—	—	—
Class T1 (A)	(1,469)	(159)	—	—	—	—
Advisor Class (A)	(148,360)	(52,272)	—	—	—	—
	(89,065,011)	(84,222,663)	(31,813,495)	(22,294,920)	(7,399,691)	(14,563,843)
Automatic conversions:
Class A	10,321	57,628	—	—	—	—
Class C	(10,500)	(58,687)	—	—	—	—
	(179)	(1,059)	—	—	—	—
Net increase (decrease) in shares outstanding:
Class A	150,342	(2,536,602)	9,464	6,129	—	—
Class C	(635,734)	(4,319)	—	—	—	—
Class I	(5,485,888)	27,609,110	329	1,669	(2,172,934)	(452,982)
Class I2	(16,868,443)	7,025,122	2,574,587	2,830,134	1,300,394	(3,087,731)
Class I3	241,345	(1,446,894)	—	—	—	—
Class R	(122,428)	(225,007)	—	—	—	—
Class R4	90,021	(197,974)	—	—	—	—
Class R6	1,914,425	2,056,846	224	1,125	—	—
Class T1 (A)	(1,410)	835	—	—	—	—
Advisor Class (A)	(124,764)	112,274	—	—	—	—
	(20,842,534)	32,393,391	2,584,604	2,839,057	(872,540)	(3,540,713)

(A)	Class ceased operations on February 15, 2019.

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2019

STATEMENTS OF CHANGES IN NET ASSETS (continued)

For the period and year ended:

	Transamerica International Stock (A)		Transamerica Large Cap Value		Transamerica Large Core
	April 30, 2019 (unaudited)	October 31, 2018	April 30, 2019 (unaudited)	October 31, 2018	April 30, 2019 (unaudited)	October 31, 2018
From operations:
Net investment income (loss)	$18,927	$(1,019)	$20,340,789	$31,497,393	$1,974,871	$3,181,307
Net realized gain (loss)	(72,228)	(674)	(14,551,199)	196,906,396	(1,119,322)	39,299,517
Net change in unrealized appreciation (depreciation)	115,066	(160,903)	150,104,989	(207,866,272)	18,799,483	(24,410,390)
Net increase (decrease) in net assets resulting from operations	61,765	(162,596)	155,894,579	20,537,517	19,655,032	18,070,434

Distributions to shareholders:
Class A	(520)	—	(9,361,102)	(11,859,895)	—	—
Class C	—	—	(4,704,007)	(5,416,437)	—	—
Class I	(526)	—	(35,008,953)	(31,656,405)	—	—
Class I2	(520)	—	(163,289,525)	(218,906,146)	—	—
Class I3	—	—	—	—	(32,050,282)	(10,516,433)
Class R	—	—	—	—	(12,078,002)	(3,613,975)
Class R4	—	—	—	—	(915,736)	(415,139)
Class R6	(520)	—	(2,767,797)	(2,153,741)	—	—
Class T1 (B)	—	—	(1,018)	(1,252)	—	—
Advisor Class (B)	—	—	(152,908)	(266,827)	—	—
Net increase (decrease) in net assets resulting from distributions to shareholders	(2,086)	—	(215,285,310)	(270,260,703)	(45,044,020)	(14,545,547)

Capital share transactions:
Proceeds from shares sold:
Class A	1,891	500,000	9,384,763	34,593,548	—	—
Class C	—	—	8,141,635	17,855,992	—	—
Class I	18,226	500,000	98,589,910	250,391,490	—	—
Class I2	—	500,000	24,478,230	108,243,725	—	—
Class I3	—	—	—	—	2,458,630	4,729,131
Class R	—	—	—	—	892,647	7,465,152
Class R4	—	—	—	—	365,783	247,225
Class R6	—	500,000	5,556,968	14,820,432	—	—
Advisor Class (B)	—	—	15,971	3,807,018	—	—
	20,117	2,000,000	146,167,477	429,712,205	3,717,060	12,441,508
Dividends and/or distributions reinvested:
Class A	520	—	8,425,092	11,013,056	—	—
Class C	—	—	3,823,751	4,516,691	—	—
Class I	526	—	27,880,452	23,645,791	—	—
Class I2	520	—	163,289,525	218,906,146	—	—
Class I3	—	—	—	—	32,050,282	10,516,433
Class R	—	—	—	—	12,078,002	3,613,975
Class R4	—	—	—	—	915,736	415,139
Class R6	520	—	2,767,797	2,153,741	—	—
Class T1 (B)	—	—	1,018	1,252	—	—
Advisor Class (B)	—	—	152,908	266,827	—	—
	2,086	—	206,340,543	260,503,504	45,044,020	14,545,547
Cost of shares redeemed:
Class A	—	—	(13,379,350)	(43,942,788)	—	—
Class C	—	—	(10,397,523)	(14,620,812)	—	—
Class I	—	—	(111,612,855)	(109,385,787)	—	—
Class I2	—	—	(175,645,859)	(366,829,095)	—	—
Class I3	—	—	—	—	(11,463,927)	(29,006,226)
Class R	—	—	—	—	(10,321,708)	(15,975,810)
Class R4	—	—	—	—	(1,005,049)	(7,151,105)
Class R6	—	—	(2,616,477)	(4,042,101)	—	—
Class T1 (B)	—	—	(10,980)	—	—	—
Advisor Class (B)	—	—	(2,057,040)	(3,808,195)	—	—
	—	—	(315,720,084)	(542,628,778)	(22,790,684)	(52,133,141)
Automatic conversions:
Class A	—	—	192,614	1,226,810	—	—
Class C	—	—	(192,614)	(1,226,810)	—	—
	—	—	—	—	—	—
Net increase (decrease) in net assets resulting from capital share transactions	22,203	2,000,000	36,787,936	147,586,931	25,970,396	(25,146,086)
Net increase (decrease) in net assets	81,882	1,837,404	(22,602,795)	(102,136,255)	581,408	(21,621,199)

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2019

STATEMENTS OF CHANGES IN NET ASSETS (continued)

For the period and year ended:

	Transamerica International Stock (A)		Transamerica Large Cap Value		Transamerica Large Core
	April 30, 2019 (unaudited)	October 31, 2018	April 30, 2019 (unaudited)	October 31, 2018	April 30, 2019 (unaudited)	October 31, 2018

Net assets:
Beginning of period/year	$1,837,404	$—	$2,213,798,186	$2,315,934,441	$267,632,515	$289,253,714
End of period/year	$1,919,286	$1,837,404	$2,191,195,391	$2,213,798,186	$268,213,923	$267,632,515

Capital share transactions - shares:
Shares issued:
Class A	208	50,000	842,287	2,698,430	—	—
Class C	—	—	756,116	1,400,182	—	—
Class I	2,017	50,000	8,899,239	19,553,345	—	—
Class I2	—	50,000	2,151,856	8,395,702	—	—
Class I3	—	—	—	—	254,941	415,662
Class R	—	—	—	—	90,944	649,806
Class R4	—	—	—	—	38,576	21,702
Class R6	—	50,000	496,739	1,169,860	—	—
Advisor Class (B)	—	—	1,361	294,246	—	—
	2,225	200,000	13,147,598	33,511,765	384,461	1,087,170
Shares reinvested:
Class A	62	—	843,615	888,955	—	—
Class C	—	—	385,861	366,611	—	—
Class I	62	—	2,770,525	1,894,844	—	—
Class I2	62	—	16,238,789	17,566,281	—	—
Class I3	—	—	—	—	3,798,160	936,284
Class R	—	—	—	—	1,432,241	322,061
Class R4	—	—	—	—	108,551	37,013
Class R6	62	—	275,098	172,714	—	—
Class T1 (B)	—	—	102	101	—	—
Advisor Class (B)	—	—	15,169	21,309	—	—
	248	—	20,529,159	20,910,815	5,338,952	1,295,358
Shares redeemed:
Class A	—	—	(1,220,002)	(3,439,031)	—	—
Class C	—	—	(964,244)	(1,158,223)	—	—
Class I	—	—	(10,064,072)	(8,610,289)	—	—
Class I2	—	—	(15,405,628)	(28,422,613)	—	—
Class I3	—	—	—	—	(1,203,420)	(2,538,402)
Class R	—	—	—	—	(1,088,392)	(1,402,664)
Class R4	—	—	—	—	(107,477)	(630,684)
Class R6	—	—	(232,668)	(316,095)	—	—
Class T1 (B)	—	—	(982)	—	—	—
Advisor Class (B)	—	—	(181,043)	(296,278)	—	—
	—	—	(28,068,639)	(42,242,529)	(2,399,289)	(4,571,750)
Automatic conversions:
Class A	—	—	17,083	93,591	—	—
Class C	—	—	(17,195)	(94,309)	—	—
	—	—	(112)	(718)	—	—
Net increase (decrease) in shares outstanding:
Class A	270	50,000	482,983	241,945	—	—
Class C	—	—	160,538	514,261	—	—
Class I	2,079	50,000	1,605,692	12,837,900	—	—
Class I2	62	50,000	2,985,017	(2,460,630)	—	—
Class I3	—	—	—	—	2,849,681	(1,186,456)
Class R	—	—	—	—	434,793	(430,797)
Class R4	—	—	—	—	39,650	(571,969)
Class R6	62	50,000	539,169	1,026,479	—	—
Class T1 (B)	—	—	(880)	101	—	—
Advisor Class (B)	—	—	(164,513)	19,277	—	—
	2,473	200,000	5,608,006	12,179,333	3,324,124	(2,189,222)

(A)	Commenced operations on September 28, 2018.
(B)	Class ceased operations on February 15, 2019.

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2019

STATEMENTS OF CHANGES IN NET ASSETS (continued)

For the period and year ended:

	Transamerica Large Growth		Transamerica Large Value Opportunities		Transamerica Mid Cap Growth
	April 30, 2019 (unaudited)	October 31, 2018	April 30, 2019 (unaudited)	October 31, 2018	April 30, 2019 (unaudited)	October 31, 2018
From operations:
Net investment income (loss)	$334,438	$931,960	$6,467,234	$10,103,525	$(142,973)	$461,084
Net realized gain (loss)	19,634,318	50,882,943	(7,219,338)	77,317,138	1,392,666	37,031,309
Net change in unrealized appreciation (depreciation)	89,473,029	39,918,938	31,925,665	(62,205,395)	8,481,278	(36,990,443)
Net increase (decrease) in net assets resulting from operations	109,441,785	91,733,841	31,173,561	25,215,268	9,730,971	501,950

Distributions to shareholders:
Class A	—	—	—	—	(3,390,336)	(175,096)
Class C	—	—	—	—	(432,213)	(24,769)
Class I	—	—	—	—	(196,830)	(13,939)
Class I2	—	—	—	—	(2,893)	(3,238,011)
Class I3	(51,084,092)	(28,859,138)	(77,293,854)	(16,314,502)	(11,444,616)	(931,099)
Class R	(11,259,676)	(5,525,002)	(15,142,020)	(3,039,969)	(6,087,925)	(417,313)
Class R4	(3,067,488)	(1,583,244)	(8,363,041)	(1,213,363)	(1,515,560)	(179,887)
Class T1 (A)	—	—	—	—	(3,227)	(193)
Advisor Class (A)	—	—	—	—	(3,406)	(217)
Net increase (decrease) in net assets resulting from distributions to shareholders	(65,411,256)	(35,967,384)	(100,798,915)	(20,567,834)	(23,077,006)	(4,980,524)

Capital share transactions:
Proceeds from shares sold:
Class A	—	—	—	—	2,429,877	2,994,683
Class C	—	—	—	—	138,836	283,781
Class I	—	—	—	—	119,249	239,069
Class I2	—	—	—	—	—	10,000
Class I3	7,846,134	6,841,505	4,413,771	4,874,180	4,955,993	929,592
Class R	3,291,398	21,627,998	1,367,549	5,317,383	1,383,370	6,970,413
Class R4	2,276,057	4,763,363	14,597,493	4,045,018	388,827	2,683,100
Class T1 (A)	—	—	—	—	—	7
Advisor Class (A)	—	—	—	—	—	7
	13,413,589	33,232,866	20,378,813	14,236,581	9,416,152	14,110,652
Dividends and/or distributions reinvested:
Class A	—	—	—	—	3,386,329	174,864
Class C	—	—	—	—	432,213	24,769
Class I	—	—	—	—	196,830	13,939
Class I2	—	—	—	—	2,893	3,238,011
Class I3	51,084,092	28,859,138	77,293,854	16,314,502	11,444,616	931,099
Class R	11,259,676	5,525,002	15,142,020	3,039,969	6,087,925	417,313
Class R4	3,067,488	1,583,244	8,363,041	1,213,363	1,515,560	179,887
Class T1 (A)	—	—	—	—	3,227	193
Advisor Class (A)	—	—	—	—	3,406	217
	65,411,256	35,967,384	100,798,915	20,567,834	23,072,999	4,980,292
Cost of shares redeemed:
Class A	—	—	—	—	(1,768,935)	(3,391,002)
Class C	—	—	—	—	(168,623)	(256,183)
Class I	—	—	—	—	(213,752)	(191,629)
Class I2	—	—	—	—	(7)	(159,904,186)
Class I3	(43,684,888)	(124,042,641)	(28,469,228)	(86,641,189)	(5,282,233)	(10,472,053)
Class R	(27,597,812)	(41,908,897)	(28,275,090)	(19,194,740)	(3,100,288)	(12,235,911)
Class R4	(6,500,787)	(9,679,726)	(16,091,665)	(22,703,298)	(4,686,681)	(8,366,810)
Class T1 (A)	—	—	—	—	(10,673)	—
Advisor Class (A)	—	—	—	—	(11,315)	—
	(77,783,487)	(175,631,264)	(72,835,983)	(128,539,227)	(15,242,507)	(194,817,774)
Automatic conversions:
Class A	—	—	—	—	74,845	112,171
Class C	—	—	—	—	(74,845)	(112,171)
	—	—	—	—	—	—
Net increase (decrease) in net assets resulting from capital share transactions	1,041,358	(106,431,014)	48,341,745	(93,734,812)	17,246,644	(175,726,830)
Net increase (decrease) in net assets	45,071,887	(50,664,557)	(21,283,609)	(89,087,378)	3,900,609	(180,205,404)

Net assets:
Beginning of period/year	800,002,413	850,666,970	598,931,667	688,019,045	72,175,554	252,380,958
End of period/year	$845,074,300	$800,002,413	$577,648,058	$598,931,667	$76,076,163	$72,175,554

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2019

STATEMENTS OF CHANGES IN NET ASSETS (continued)

For the period and year ended:

	Transamerica Large Growth		Transamerica Large Value Opportunities		Transamerica Mid Cap Growth
	April 30, 2019 (unaudited)	October 31, 2018	April 30, 2019 (unaudited)	October 31, 2018	April 30, 2019 (unaudited)	October 31, 2018

Capital share transactions - shares:
Shares issued:
Class A	—	—	—	—	225,270	201,861
Class C	—	—	—	—	16,313	19,610
Class I	—	—	—	—	13,011	15,967
Class I2	—	—	—	—	—	695
Class I3	716,145	544,684	496,742	440,353	651,450	61,776
Class R	275,396	1,685,024	141,393	480,715	144,569	470,142
Class R4	197,969	379,499	1,375,892	368,137	41,481	179,281
	1,189,510	2,609,207	2,014,027	1,289,205	1,092,094	949,332
Shares reinvested:
Class A	—	—	—	—	442,079	11,993
Class C	—	—	—	—	59,452	1,744
Class I	—	—	—	—	25,463	949
Class I2	—	—	—	—	372	219,974
Class I3	4,890,196	2,466,584	9,456,401	1,484,294	1,472,924	63,125
Class R	1,081,621	473,842	1,851,373	276,508	784,526	28,331
Class R4	293,821	135,546	1,023,386	110,399	194,303	12,187
Class T1 (A)	—	—	—	—	421	14
Advisor Class (A)	—	—	—	—	441	15
	6,265,638	3,075,972	12,331,160	1,871,201	2,979,981	338,332
Shares redeemed:
Class A	—	—	—	—	(207,525)	(228,648)
Class C	—	—	—	—	(20,115)	(17,757)
Class I	—	—	—	—	(22,424)	(12,693)
Class I2	—	—	—	—	—	(11,096,731)
Class I3	(3,606,053)	(9,830,830)	(3,027,826)	(7,843,770)	(563,561)	(700,091)
Class R	(2,297,215)	(3,366,115)	(2,875,334)	(1,737,549)	(321,091)	(825,320)
Class R4	(545,357)	(763,105)	(1,781,288)	(2,076,810)	(488,917)	(548,376)
Class T1 (A)	—	—	—	—	(1,195)	—
Advisor Class (A)	—	—	—	—	(1,256)	—
	(6,448,625)	(13,960,050)	(7,684,448)	(11,658,129)	(1,626,084)	(13,429,616)
Automatic conversions:
Class A	—	—	—	—	8,231	7,507
Class C	—	—	—	—	(8,688)	(7,755)
	—	—	—	—	(457)	(248)
Net increase (decrease) in shares outstanding:
Class A	—	—	—	—	468,055	(7,287)
Class C	—	—	—	—	46,962	(4,158)
Class I	—	—	—	—	16,050	4,223
Class I2	—	—	—	—	372	(10,876,062)
Class I3	2,000,288	(6,819,562)	6,925,317	(5,919,123)	1,560,813	(575,190)
Class R	(940,198)	(1,207,249)	(882,568)	(980,326)	608,004	(326,847)
Class R4	(53,567)	(248,060)	617,990	(1,598,274)	(253,133)	(356,908)
Class T1 (A)	—	—	—	—	(774)	14
Advisor Class (A)	—	—	—	—	(815)	15
	1,006,523	(8,274,871)	6,660,739	(8,497,723)	2,445,534	(12,142,200)

(A)	Class ceased operations on February 15, 2019.

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2019

STATEMENTS OF CHANGES IN NET ASSETS (continued)

For the period and year ended:

	Transamerica Mid Cap Value Opportunities		Transamerica MLP & Energy Income		Transamerica Multi-Cap Growth
	April 30, 2019 (unaudited)	October 31, 2018	April 30, 2019 (unaudited)	October 31, 2018	April 30, 2019 (unaudited)	October 31, 2018
From operations:
Net investment income (loss)	$8,241,768	$16,376,150	$6,143,177	$2,599,532	$59,939	$273,435
Net realized gain (loss)	24,431,001	88,071,117	(4,675,722)	(1,924,083)	4,971,677	14,929,869
Net change in unrealized appreciation (depreciation)	103,732,411	(23,334,476)	12,860,327	(7,314,705)	19,971,963	6,625,651
Net increase (decrease) in net assets resulting from operations	136,405,180	81,112,791	14,327,782	(6,639,256)	25,003,579	21,828,955

Distributions to shareholders:
Class A	(7,646,310)	(8,172,969)	(508,541)	(282,971)	(3,237,118)	(2,492,435)
Class B	—	—	—	—	(26,586)	(39,519)
Class C	(1,146,490)	(1,292,636)	(311,160)	(160,718)	(231,776)	(507,414)
Class I	(23,727,906)	(30,090,327)	(504,028)	(316,956)	(2,564,796)	(2,716,513)
Class I2	(21,187,078)	(23,409,015)	(6,668,078)	(2,627,809)	(9,088,997)	(6,851,441)
Class I3	(16,928,642)	(20,225,453)	—	—	—	—
Class R	(4,822,358)	(6,113,362)	—	—	—	—
Class R4	(26,495,775)	(30,226,839)	—	—	—	—
Class R6	(15,092,910)	(1,475,600)	—	—	—	—
Class T1 (A)	(805)	(740)	(112)	(98)	(698)	(542)
Advisor Class (A)	(791)	(796)	(117)	(106)	(677)	(532)
Return of capital:
Class A	—	—	—	(1,111,923)	—	—
Class C	—	—	—	(631,550)	—	—
Class I	—	—	—	(1,245,522)	—	—
Class I2	—	—	—	(10,326,185)	—	—
Class T1 (A)	—	—	—	(386)	—	—
Advisor Class (A)	—	—	—	(399)	—	—
Total dividends and/or distributions from return of capital	—	—	—	(13,315,965)	—	—
Net increase (decrease) in net assets resulting from distributions to shareholders	(117,049,065)	(121,007,737)	(7,992,036)	(16,704,623)	(15,150,648)	(12,608,396)

Capital share transactions:
Proceeds from shares sold:
Class A	23,810,927	44,765,561	505,311	5,635,060	1,372,710	2,845,093
Class B	—	—	—	—	—	1,374
Class C	4,309,551	5,071,156	335,028	1,360,328	188,156	667,603
Class I	181,943,895	185,045,880	2,444,921	25,864,814	3,761,509	5,244,696
Class I2	53,595	8,824,715	252,876	97,728,579	154,950	60,834,413
Class I3	1,648,698	3,386,198	—	—	—	—
Class R	1,655,456	9,920,268	—	—	—	—
Class R4	12,256,574	21,810,715	—	—	—	—
Class R6	48,244,942	168,510,517	—	—	—	—
Class T1 (A)	500	3	—	—	—	—
Advisor Class (A)	—	3	—	—	—	—
	273,924,138	447,335,016	3,538,136	130,588,781	5,477,325	69,593,179
Dividends and/or distributions reinvested:
Class A	7,531,028	8,066,660	470,637	1,277,238	3,202,684	2,461,301
Class B	—	—	—	—	26,513	39,329
Class C	1,065,963	1,212,653	256,914	641,039	224,825	499,621
Class I	20,775,719	27,039,120	494,500	1,308,067	2,512,896	2,681,959
Class I2	21,187,078	23,409,015	6,668,078	12,953,994	9,088,997	6,851,441
Class I3	16,928,642	20,225,453	—	—	—	—
Class R	4,822,358	5,895,337	—	—	—	—
Class R4	26,495,775	30,226,839	—	—	—	—
Class R6	15,092,910	1,475,600	—	—	—	—
Class T1 (A)	805	740	112	484	698	542
Advisor Class (A)	791	796	117	505	677	532
	113,901,069	117,552,213	7,890,358	16,181,327	15,057,290	12,534,725
Cost of shares redeemed:
Class A	(117,449,887)	(57,698,324)	(5,224,720)	(14,280,863)	(4,124,242)	(7,421,570)
Class B	—	—	—	—	(28,755)	(85,035)
Class C	(3,274,647)	(5,874,543)	(2,636,139)	(8,269,989)	(204,770)	(1,281,280)
Class I	(114,058,992)	(231,019,544)	(7,053,850)	(51,699,906)	(18,360,896)	(13,126,602)
Class I2	(7,198,555)	(43,247,424)	(28,973,773)	(43,159,307)	(18,404,759)	(43,410,187)
Class I3	(25,997,625)	(62,073,657)	—	—	—	—
Class R	(10,100,671)	(33,430,531)	—	—	—	—
Class R4	(17,079,674)	(106,310,216)	—	—	—	—
Class R6	(14,228,703)	(12,079,445)	—	—	—	—
Class T1 (A)	(11,388)	—	(9,769)	—	(11,954)	—
Advisor Class (A)	(11,305)	—	(10,061)	—	(12,844)	—
	(309,411,447)	(551,733,684)	(43,908,312)	(117,410,065)	(41,148,220)	(65,324,674)

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2019

STATEMENTS OF CHANGES IN NET ASSETS (continued)

For the period and year ended:

	Transamerica Mid Cap Value Opportunities		Transamerica MLP & Energy Income		Transamerica Multi-Cap Growth
	April 30, 2019 (unaudited)	October 31, 2018	April 30, 2019 (unaudited)	October 31, 2018	April 30, 2019 (unaudited)	October 31, 2018
Automatic conversions:
Class A	$—	$—	$—	$—	$75,582	$246,789
Class B	—	—	—	—	(75,582)	(246,789)
	—	—	—	—	—	—
Automatic conversions:
Class A	13,436	189,811	30,532	278,203	137,728	5,288,683
Class C	(13,436)	(189,811)	(30,532)	(278,203)	(137,728)	(5,288,683)
	—	—	—	—	—	—
Net increase (decrease) in net assets resulting from capital share transactions	78,413,760	13,153,545	(32,479,818)	29,360,043	(20,613,605)	16,803,230
Net increase (decrease) in net assets	97,769,875	(26,741,401)	(26,144,072)	6,016,164	(10,760,674)	26,023,789

Net assets:
Beginning of period/year	1,604,605,089	1,631,346,490	319,091,309	313,075,145	283,528,040	257,504,251
End of period/year	$1,702,374,964	$1,604,605,089	$292,947,237	$319,091,309	$272,767,366	$283,528,040

Capital share transactions - shares:
Shares issued:
Class A	2,240,961	3,792,820	74,229	763,587	199,610	382,041
Class B	—	—	—	—	—	236
Class C	416,733	434,104	49,907	186,369	36,572	115,472
Class I	16,346,045	15,675,022	355,773	3,418,089	484,561	641,026
Class I2	4,813	732,396	36,378	13,238,834	19,507	7,341,659
Class I3	147,905	286,586	—	—	—	—
Class R	146,960	827,297	—	—	—	—
Class R4	1,101,416	1,851,424	—	—	—	—
Class R6	4,119,918	13,745,333	—	—	—	—
Class T1 (A)	42	—	—	—	—	—
	24,524,793	37,344,982	516,287	17,606,879	740,250	8,480,434
Shares reinvested:
Class A	763,022	698,412	70,592	178,008	519,074	345,688
Class B	—	—	—	—	5,840	7,270
Class C	108,883	106,001	38,493	89,570	48,769	91,006
Class I	2,096,440	2,332,970	74,266	182,231	363,135	338,632
Class I2	2,135,794	2,018,019	997,836	1,796,995	1,292,887	852,169
Class I3	1,699,663	1,734,601	—	—	—	—
Class R	482,718	505,604	—	—	—	—
Class R4	2,657,550	2,592,353	—	—	—	—
Class R6	1,510,802	126,228	—	—	—	—
Class T1 (A)	81	64	18	66	113	76
Advisor Class (A)	79	68	18	70	98	68
	11,455,032	10,114,320	1,181,223	2,246,940	2,229,916	1,634,909
Shares redeemed:
Class A	(10,484,483)	(4,874,055)	(783,198)	(1,975,741)	(603,473)	(1,011,315)
Class B	—	—	—	—	(5,582)	(15,054)
Class C	(314,294)	(506,316)	(397,731)	(1,137,821)	(41,359)	(226,693)
Class I	(10,251,109)	(19,281,697)	(1,076,703)	(7,025,681)	(2,429,502)	(1,584,611)
Class I2	(657,419)	(3,621,304)	(4,260,601)	(5,833,306)	(2,368,594)	(5,118,950)
Class I3	(2,323,678)	(5,203,773)	—	—	—	—
Class R	(923,421)	(2,812,602)	—	—	—	—
Class R4	(1,543,521)	(8,897,529)	—	—	—	—
Class R6	(1,277,550)	(1,001,676)	—	—	—	—
Class T1 (A)	(1,020)	—	(1,354)	—	(1,711)	—
Advisor Class (A)	(1,000)	—	(1,391)	—	(1,643)	—
	(27,777,495)	(46,198,952)	(6,520,978)	(15,972,549)	(5,451,864)	(7,956,623)
Automatic conversions:
Class A	—	—	—	—	11,150	33,649
Class B	—	—	—	—	(15,061)	(44,349)
	—	—	—	—	(3,911)	(10,700)
Automatic conversions:
Class A	1,291	15,516	4,412	37,031	20,152	675,305
Class C	(1,303)	(15,730)	(4,432)	(37,219)	(26,907)	(881,210)
	(12)	(214)	(20)	(188)	(6,755)	(205,905)

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2019

STATEMENTS OF CHANGES IN NET ASSETS (continued)

For the period and year ended:

	Transamerica Mid Cap Value Opportunities		Transamerica MLP & Energy Income		Transamerica Multi-Cap Growth
	April 30, 2019 (unaudited)	October 31, 2018	April 30, 2019 (unaudited)	October 31, 2018	April 30, 2019 (unaudited)	October 31, 2018
Net increase (decrease) in shares outstanding:
Class A	(7,479,209)	(367,307)	(633,965)	(997,115)	146,513	425,368
Class B	—	—	—	—	(14,803)	(51,897)
Class C	210,019	18,059	(313,763)	(899,101)	17,075	(901,425)
Class I	8,191,376	(1,273,705)	(646,664)	(3,425,361)	(1,581,806)	(604,953)
Class I2	1,483,188	(870,889)	(3,226,387)	9,202,523	(1,056,200)	3,074,878
Class I3	(476,110)	(3,182,586)	—	—	—	—
Class R	(293,743)	(1,479,701)	—	—	—	—
Class R4	2,215,445	(4,453,752)	—	—	—	—
Class R6	4,353,170	12,869,885	—	—	—	—
Class T1 (A)	(897)	64	(1,336)	66	(1,598)	76
Advisor Class (A)	(921)	68	(1,373)	70	(1,545)	68
	8,202,318	1,260,136	(4,823,488)	3,881,082	(2,492,364)	1,942,115

(A)	Class ceased operations on February 15, 2019.

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2019

STATEMENTS OF CHANGES IN NET ASSETS (continued)

For the period and year ended:

	Transamerica Multi-Managed Balanced		Transamerica Short-Term Bond		Transamerica Small Cap Core
	April 30, 2019 (unaudited)	October 31, 2018	April 30, 2019 (unaudited)	October 31, 2018	April 30, 2019 (unaudited)	October 31, 2018
From operations:
Net investment income (loss)	$6,225,608	$11,446,691	$37,135,068	$67,744,273	$859,574	$1,419,004
Net realized gain (loss)	12,604,441	58,189,750	(3,494,584)	(9,452,655)	(3,313,797)	18,354,804
Net change in unrealized appreciation (depreciation)	54,415,523	(47,744,738)	34,836,379	(41,360,373)	321,045	(12,056,861)
Net increase (decrease) in net assets resulting from operations	73,245,572	21,891,703	68,476,863	16,931,245	(2,133,178)	7,716,947

Distributions to shareholders:
Class A	(35,379,679)	(18,631,456)	(9,070,813)	(18,213,891)	(295,764)	(153,549)
Class B	(53,987)	(39,885)	—	—	—	—
Class C	(11,914,709)	(5,735,192)	(3,420,079)	(6,540,709)	(53,933)	(25,343)
Class I	(15,383,568)	(8,731,540)	(20,712,685)	(33,893,076)	(182,602)	(84,391)
Class I2	—	—	(3,789,973)	(9,547,261)	(1,837,928)	(1,300,776)
Class I3	—	—	—	—	(12,130,508)	(5,641,764)
Class R	—	—	—	—	(3,866,307)	(1,731,562)
Class R4	—	—	—	—	(490,834)	(310,768)
Class R6	(525,378)	(317,627)	(352,862)	(373,863)	—	—
Class T1 (A)	(693)	(368)	(81)	(230)	(901)	(359)
Advisor Class (A)	(5,459)	(899)	(47,660)	(70,294)	(910)	(471)
Net increase (decrease) in net assets resulting from distributions to shareholders	(63,263,473)	(33,456,967)	(37,394,153)	(68,639,324)	(18,859,687)	(9,248,983)

Capital share transactions:
Proceeds from shares sold:
Class A	24,455,891	36,633,991	108,813,315	213,003,959	264,862	1,000,871
Class B	24,920	13,908	—	—	—	—
Class C	18,208,106	25,585,598	19,510,951	36,853,985	10,468	144,309
Class I	22,731,426	55,084,342	524,690,581	928,696,994	168,101	517,371
Class I2	—	—	87,712,253	117,327,477	21,492	2,614,929
Class I3	—	—	—	—	2,603,853	3,623,967
Class R	—	—	—	—	522,716	1,433,778
Class R4	—	—	—	—	708,465	910,722
Class R6	2,811,867	660,956	472,140	29,103,138	—	—
Class T1 (A)	—	—	—	—	4	—
Advisor Class (A)	1,500	78,689	1,781,376	5,788,823	4	—
	68,233,710	118,057,484	742,980,616	1,330,774,376	4,299,965	10,245,947
Dividends and/or distributions reinvested:
Class A	34,579,120	18,275,344	8,524,419	17,028,111	295,764	153,549
Class B	53,843	39,296	—	—	—	—
Class C	11,297,205	5,461,657	3,034,918	5,872,168	53,643	25,106
Class I	14,103,798	7,931,626	16,589,862	27,768,981	182,602	84,391
Class I2	—	—	3,789,973	9,547,261	1,837,928	1,300,776
Class I3	—	—	—	—	12,130,508	5,641,764
Class R	—	—	—	—	3,866,307	1,731,562
Class R4	—	—	—	—	490,834	310,768
Class R6	525,378	317,627	352,862	373,694	—	—
Class T1 (A)	693	368	69	230	901	359
Advisor Class (A)	5,459	899	42,201	70,294	910	471
	60,565,496	32,026,817	32,334,304	60,660,739	18,859,397	9,248,746
Cost of shares redeemed:
Class A	(49,373,823)	(114,314,282)	(240,520,636)	(430,846,080)	(407,048)	(1,219,124)
Class B	(63,497)	(204,202)	—	—	—	—
Class C	(20,967,335)	(42,300,880)	(58,317,483)	(151,834,719)	(35,514)	(89,602)
Class I	(39,489,980)	(94,861,437)	(441,742,948)	(794,307,491)	(418,325)	(172,921)
Class I2	—	—	(49,017,428)	(326,983,740)	(2,393,251)	(12,199,516)
Class I3	—	—	—	—	(7,589,974)	(24,604,114)
Class R	—	—	—	—	(8,405,907)	(9,069,694)
Class R4	—	—	—	—	(817,642)	(4,693,244)
Class R6	(2,305,027)	(3,509,962)	(3,361,535)	(4,514,560)	—	—
Class T1 (A)	(11,228)	—	(10,327)	—	(10,591)	—
Advisor Class (A)	(91,713)	—	(7,302,644)	(410,066)	(10,595)	—
	(112,302,603)	(255,190,763)	(800,273,001)	(1,708,896,656)	(20,088,847)	(52,048,215)
Automatic conversions:
Class A	208,888	1,145,242	—	—	—	—
Class B	(208,888)	(1,145,242)	—	—	—	—
	—	—	—	—	—	—

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2019

STATEMENTS OF CHANGES IN NET ASSETS (continued)

For the period and year ended:

	Transamerica Multi-Managed Balanced		Transamerica Short-Term Bond		Transamerica Small Cap Core
	April 30, 2019 (unaudited)	October 31, 2018	April 30, 2019 (unaudited)	October 31, 2018	April 30, 2019 (unaudited)	October 31, 2018
Automatic conversions:
Class A	$1,700,341	$25,323,116	$11,788,990	$7,411,824	$2,672	$36,600
Class C	(1,700,341)	(25,323,116)	(11,788,990)	(7,411,824)	(2,672)	(36,600)
	—	—	—	—	—	—
Net increase (decrease) in net assets resulting from capital share transactions	16,496,603	(105,106,462)	(24,958,081)	(317,461,541)	3,070,515	(32,553,522)
Net increase (decrease) in net assets	26,478,702	(116,671,726)	6,124,629	(369,169,620)	(17,922,350)	(34,085,558)

Net assets:
Beginning of period/year	958,086,121	1,074,757,847	2,830,343,832	3,199,513,452	216,889,093	250,974,651
End of period/year	$984,564,823	$958,086,121	$2,836,468,461	$2,830,343,832	$198,966,743	$216,889,093

Capital share transactions - shares:
Shares issued:
Class A	922,393	1,298,925	10,797,714	21,028,863	25,338	81,560
Class B	910	508	—	—	—	—
Class C	700,738	923,557	1,942,036	3,645,273	979	12,157
Class I	851,096	1,945,171	52,964,157	93,387,841	17,445	41,258
Class I2	—	—	8,877,676	11,808,140	1,415	212,994
Class I3	—	—	—	—	246,538	292,360
Class R	—	—	—	—	48,864	111,877
Class R4	—	—	—	—	68,386	73,631
Class R6	106,777	23,582	47,606	2,933,332	—	—
Advisor Class (A)	59	2,774	180,305	581,072	—	—
	2,581,973	4,194,517	74,809,494	133,384,521	408,965	825,837
Shares reinvested:
Class A	1,388,549	653,585	844,769	1,684,437	32,790	13,124
Class B	2,180	1,416	—	—	—	—
Class C	463,123	199,112	301,363	582,165	6,014	2,166
Class I	563,669	282,422	1,671,949	2,795,907	20,177	7,194
Class I2	—	—	382,367	961,750	202,862	110,799
Class I3	—	—	—	—	1,325,739	475,296
Class R	—	—	—	—	421,626	146,000
Class R4	—	—	—	—	53,526	26,181
Class R6	20,975	11,311	35,604	37,733	—	—
Class T1 (A)	28	13	7	22	99	30
Advisor Class (A)	219	32	4,265	7,078	100	40
	2,438,743	1,147,891	3,240,324	6,069,092	2,062,933	780,830
Shares redeemed:
Class A	(1,859,999)	(4,067,002)	(23,829,539)	(42,567,492)	(39,760)	(102,925)
Class B	(2,378)	(7,347)	—	—	—	—
Class C	(807,269)	(1,530,412)	(5,799,283)	(15,037,337)	(3,333)	(7,564)
Class I	(1,493,361)	(3,345,104)	(44,620,559)	(79,905,360)	(41,336)	(14,402)
Class I2	—	—	(4,952,711)	(33,008,014)	(233,534)	(1,005,243)
Class I3	—	—	—	—	(722,621)	(2,018,291)
Class R	—	—	—	—	(817,651)	(751,562)
Class R4	—	—	—	—	(79,970)	(376,326)
Class R6	(87,822)	(124,352)	(340,109)	(454,569)	—	—
Class T1 (A)	(421)	—	(1,023)	—	(993)	—
Advisor Class (A)	(3,462)	—	(735,540)	(41,278)	(998)	—
	(4,254,712)	(9,074,217)	(80,278,764)	(171,014,050)	(1,940,196)	(4,276,313)
Automatic conversions:
Class A	7,892	40,742	—	—	—	—
Class B	(7,939)	(41,025)	—	—	—	—
	(47)	(283)	—	—	—	—
Automatic conversions:
Class A	63,722	876,784	1,166,859	734,583	258	2,904
Class C	(64,978)	(893,954)	(1,168,125)	(736,042)	(262)	(2,948)
	(1,256)	(17,170)	(1,266)	(1,459)	(4)	(44)

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2019

STATEMENTS OF CHANGES IN NET ASSETS (continued)

For the period and year ended:

	Transamerica Multi-Managed Balanced		Transamerica Short-Term Bond		Transamerica Small Cap Core
	April 30, 2019 (unaudited)	October 31, 2018	April 30, 2019 (unaudited)	October 31, 2018	April 30, 2019 (unaudited)	October 31, 2018
Net increase (decrease) in shares outstanding:
Class A	522,557	(1,196,966)	(11,020,197)	(19,119,609)	18,626	(5,337)
Class B	(7,227)	(46,448)	—	—	—	—
Class C	291,614	(1,301,697)	(4,724,009)	(11,545,941)	3,398	3,811
Class I	(78,596)	(1,117,511)	10,015,547	16,278,388	(3,714)	34,050
Class I2	—	—	4,307,332	(20,238,124)	(29,257)	(681,450)
Class I3	—	—	—	—	849,656	(1,250,635)
Class R	—	—	—	—	(347,161)	(493,685)
Class R4	—	—	—	—	41,942	(276,514)
Class R6	39,930	(89,459)	(256,899)	2,516,496	—	—
Class T1 (A)	(393)	13	(1,016)	22	(894)	30
Advisor Class (A)	(3,184)	2,806	(550,970)	546,872	(898)	40
	764,701	(3,749,262)	(2,230,212)	(31,561,896)	531,698	(2,669,690)

(A)	Class ceased operations on February 15, 2019.

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2019

STATEMENTS OF CHANGES IN NET ASSETS (continued)

For the period and year ended:

	Transamerica Small Cap Growth		Transamerica Small Cap Value		Transamerica Small/Mid Cap Value
	April 30, 2019 (unaudited)	October 31, 2018	April 30, 2019 (unaudited)	October 31, 2018	April 30, 2019 (unaudited)	October 31, 2018
From operations:
Net investment income (loss)	$(344,397)	$(565,604)	$844,334	$1,622,016	$2,370,279	$3,886,953
Net realized gain (loss)	2,707,058	11,294,709	6,655,292	20,943,074	751,025	77,145,651
Net change in unrealized appreciation (depreciation)	9,695,267	(3,461,073)	5,756,095	(40,264,859)	46,413,163	(59,923,934)
Net increase (decrease) in net assets resulting from operations	12,057,928	7,268,032	13,255,721	(17,699,769)	49,534,467	21,108,670

Distributions to shareholders:
Class A	(1,414,128)	(1,803,881)	(328,985)	(108,556)	(35,533,133)	(43,122,222)
Class B	—	—	—	—	(46,031)	(639,012)
Class C	(490,258)	(390,836)	(64,184)	(35,407)	(17,639,233)	(32,267,610)
Class I	(3,349,386)	(2,668,855)	(1,523,486)	(104,035)	(26,960,120)	(30,473,301)
Class I2	(3,261,131)	(4,230,808)	(18,710,196)	(10,810,508)	(1,973,487)	(2,520,225)
Class I3	(2,685,929)	(3,224,876)	(2,348,533)	(1,436,337)	—	—
Class R	(1,546,130)	(1,622,178)	(756,005)	(455,240)	—	—
Class R4	(625,490)	(568,604)	(21,805)	(13,409)	—	—
Class R6	(6,051)	(5,894)	(5,036)	(2,639)	(2,428,112)	(494,961)
Class T1 (A)	(9,028)	(1,084)	(870)	(439)	(1,106)	(1,292)
Advisor Class (A)	(1,358)	(1,548)	(867)	(453)	(31,000)	(17,021)
Net increase (decrease) in net assets resulting from distributions to shareholders	(13,388,889)	(14,518,564)	(23,759,967)	(12,967,023)	(84,612,222)	(109,535,644)

Capital share transactions:
Proceeds from shares sold:
Class A	2,819,111	12,387,704	1,476,480	1,710,750	18,974,949	35,241,213
Class B	—	—	—	—	9,394	17,146
Class C	437,434	2,021,512	37,575	50,657	7,166,255	16,161,565
Class I	13,275,394	10,959,812	16,265,224	43,451	70,220,498	93,438,856
Class I2	67,567	4,159,437	59,039	7,908,511	207,667	820,884
Class I3	742,782	789,527	1,142,352	803,587	—	—
Class R	1,022,631	7,066,340	811,439	2,439,583	—	—
Class R4	340,836	1,125,023	6,987	28,958	—	—
Class R6	—	63	—	—	19,160,173	10,097,334
Class T1 (A)	537	79,383	—	—	—	—
Advisor Class (A)	—	—	—	—	750	166,800
	18,706,292	38,588,801	19,799,096	12,985,497	115,739,686	155,943,798
Dividends and/or distributions reinvested:
Class A	1,409,450	1,798,719	328,985	108,556	34,017,233	41,347,231
Class B	—	—	—	—	45,596	616,613
Class C	490,039	389,283	61,866	34,117	16,355,911	29,995,369
Class I	3,347,331	2,658,470	1,523,486	104,035	22,431,984	25,040,503
Class I2	3,261,131	4,230,808	18,710,196	10,810,508	1,973,487	2,520,225
Class I3	2,685,929	3,224,876	2,348,533	1,436,337	—	—
Class R	1,546,130	1,622,178	756,005	455,240	—	—
Class R4	625,490	568,604	21,805	13,409	—	—
Class R6	6,051	5,894	5,036	2,639	2,428,112	494,961
Class T1 (A)	4,745	1,084	870	439	1,106	1,292
Advisor Class (A)	1,358	1,548	867	453	31,000	17,021
	13,377,654	14,501,464	23,757,649	12,965,733	77,284,429	100,033,215
Cost of shares redeemed:
Class A	(6,249,536)	(10,203,758)	(518,305)	(1,168,433)	(49,585,374)	(92,835,823)
Class B	—	—	—	—	(23,957)	(533,712)
Class C	(886,034)	(880,271)	(88,056)	(74,348)	(24,447,992)	(55,805,642)
Class I	(6,973,854)	(7,958,712)	(1,458,471)	(1,760,708)	(59,224,955)	(65,498,780)
Class I2	(3,772,163)	(18,453,485)	(6,740,000)	(36,295,986)	(639,976)	(2,661,806)
Class I3	(2,686,891)	(7,688,540)	(2,522,209)	(6,884,739)	—	—
Class R	(2,680,145)	(8,397,749)	(1,298,050)	(4,288,362)	—	—
Class R4	(6,770,823)	(741,682)	(20,368)	(104,869)	—	—
Class R6	—	—	—	—	(2,970,241)	(1,861,419)
Class T1 (A)	(92,078)	—	(10,424)	—	(11,101)	—
Advisor Class (A)	(15,069)	(2,465)	(10,460)	—	(323,549)	—
	(30,126,593)	(54,326,662)	(12,666,343)	(50,577,445)	(137,227,145)	(219,197,182)
Automatic conversions:
Class A	—	—	—	—	97,203	4,877,540
Class B	—	—	—	—	(97,203)	(4,877,540)
	—	—	—	—	—	—

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2019

STATEMENTS OF CHANGES IN NET ASSETS (continued)

For the period and year ended:

	Transamerica Small Cap Growth		Transamerica Small Cap Value		Transamerica Small/Mid Cap Value
	April 30, 2019 (unaudited)	October 31, 2018	April 30, 2019 (unaudited)	October 31, 2018	April 30, 2019 (unaudited)	October 31, 2018
Automatic conversions:
Class A	$42,540	$233,833	$—	$14,772	$5,955,046	$42,926,528
Class C	(42,540)	(233,833)	—	(14,772)	(5,955,046)	(42,926,528)
	—	—	—	—	—	—
Net increase (decrease) in net assets resulting from capital share transactions	1,957,353	(1,236,397)	30,890,402	(24,626,215)	55,796,970	36,779,831
Net increase (decrease) in net assets	626,392	(8,486,929)	20,386,156	(55,293,007)	20,719,215	(51,647,143)

Net assets:
Beginning of period/year	143,973,229	152,460,158	253,275,982	308,568,989	825,795,199	877,442,342
End of period/year	$144,599,621	$143,973,229	$273,662,138	$253,275,982	$846,514,414	$825,795,199

Capital share transactions - shares:
Shares issued:
Class A	474,746	1,797,590	145,988	144,318	807,851	1,254,521
Class B	—	—	—	—	396	745
Class C	84,167	320,311	4,207	4,302	357,415	660,996
Class I	2,138,565	1,550,025	1,612,908	3,580	2,862,783	3,206,944
Class I2	10,625	587,212	6,002	649,754	8,288	28,361
Class I3	133,127	106,934	130,730	66,437	—	—
Class R	165,661	975,150	82,345	206,866	—	—
Class R4	53,617	159,986	729	2,453	—	—
Class R6	—	—	—	—	755,641	344,513
Class T1 (A)	80	12,342	—	—	—	—
Advisor Class (A)	—	—	—	—	29	6,083
	3,060,588	5,509,550	1,982,909	1,077,710	4,792,403	5,502,163
Shares reinvested:
Class A	272,621	283,263	38,613	9,326	1,582,933	1,515,105
Class B	—	—	—	—	2,442	25,512
Class C	105,840	67,118	7,330	2,954	890,360	1,261,900
Class I	622,181	405,255	177,356	8,892	1,007,274	888,591
Class I2	596,185	636,212	2,178,137	923,186	88,497	89,306
Class I3	491,029	484,216	273,085	122,345	—	—
Class R	285,791	245,042	87,704	38,843	—	—
Class R4	114,980	85,504	2,532	1,143	—	—
Class R6	1,106	887	583	225	108,398	17,465
Class T1 (A)	918	170	102	38	51	48
Advisor Class (A)	253	235	100	38	1,375	597
	2,490,904	2,207,902	2,765,542	1,106,990	3,681,330	3,798,524
Shares redeemed:
Class A	(970,820)	(1,519,276)	(53,503)	(99,636)	(2,067,173)	(3,302,754)
Class B	—	—	—	—	(1,201)	(21,574)
Class C	(164,608)	(137,629)	(10,036)	(6,460)	(1,203,795)	(2,291,705)
Class I	(1,199,398)	(1,154,309)	(151,029)	(151,703)	(2,413,347)	(2,269,591)
Class I2	(603,978)	(2,608,822)	(693,947)	(3,046,861)	(25,236)	(91,680)
Class I3	(424,653)	(1,075,653)	(255,415)	(581,031)	—	—
Class R	(430,556)	(1,179,783)	(130,827)	(365,190)	—	—
Class R4	(1,081,320)	(103,894)	(2,111)	(8,799)	—	—
Class R6	—	—	—	—	(118,177)	(65,370)
Class T1 (A)	(15,095)	—	(1,040)	—	(454)	—
Advisor Class (A)	(2,385)	(367)	(1,029)	—	(12,615)	—
	(4,892,813)	(7,779,733)	(1,298,937)	(4,259,680)	(5,841,998)	(8,042,674)
Automatic conversions:
Class A	—	—	—	—	4,051	175,520
Class B	—	—	—	—	(4,657)	(198,264)
	—	—	—	—	(606)	(22,744)
Automatic conversions:
Class A	7,107	31,813	—	1,229	242,670	1,488,416
Class C	(7,951)	(35,003)	—	(1,246)	(283,335)	(1,717,127)
	(844)	(3,190)	—	(17)	(40,665)	(228,711)

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2019

STATEMENTS OF CHANGES IN NET ASSETS (continued)

For the period and year ended:

	Transamerica Small Cap Growth		Transamerica Small Cap Value		Transamerica Small/Mid Cap Value
	April 30, 2019 (unaudited)	October 31, 2018	April 30, 2019 (unaudited)	October 31, 2018	April 30, 2019 (unaudited)	October 31, 2018
Net increase (decrease) in shares outstanding:
Class A	(216,346)	593,390	131,098	55,237	570,332	1,130,808
Class B	—	—	—	—	(3,020)	(193,581)
Class C	17,448	214,797	1,501	(450)	(239,355)	(2,085,936)
Class I	1,561,348	800,971	1,639,235	(139,231)	1,456,710	1,825,944
Class I2	2,832	(1,385,398)	1,490,192	(1,473,921)	71,549	25,987
Class I3	199,503	(484,503)	148,400	(392,249)	—	—
Class R	20,896	40,409	39,222	(119,481)	—	—
Class R4	(912,723)	141,596	1,150	(5,203)	—	—
Class R6	1,106	887	583	225	745,862	296,608
Class T1 (A)	(14,097)	12,512	(938)	38	(403)	48
Advisor Class (A)	(2,132)	(132)	(929)	38	(11,211)	6,680
	657,835	(65,471)	3,449,514	(2,074,997)	2,590,464	1,006,558

(A)	Class ceased operations on February 15, 2019.

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2019

STATEMENTS OF CHANGES IN NET ASSETS (continued)

For the period and year ended:

	Transamerica Strategic High Income		Transamerica Unconstrained Bond		Transamerica US Growth
	April 30, 2019 (unaudited)	October 31, 2018	April 30, 2019 (unaudited)	October 31, 2018	April 30, 2019 (unaudited)	October 31, 2018
From operations:
Net investment income (loss)	$3,016,554	$5,116,776	$15,743,104	$23,320,833	$(549,190)	$(2,398,596)
Net realized gain (loss)	(102,415)	3,880,521	(12,829,518)	(5,107,923)	43,415,789	101,172,920
Net change in unrealized appreciation (depreciation)	7,407,654	(5,324,697)	17,155,287	(21,601,131)	104,837,250	26,343,598
Net increase (decrease) in net assets resulting from operations	10,321,793	3,672,600	20,068,873	(3,388,221)	147,703,849	125,117,922

Distributions to shareholders:
Class A	(804,242)	(892,273)	—	—	(55,720,551)	(50,554,272)
Class B	—	—	—	—	(336,306)	(546,263)
Class C	(999,965)	(1,116,453)	—	—	(1,485,668)	(5,140,014)
Class I	(3,224,046)	(3,068,436)	(26,208)	(83,485)	(18,533,239)	(18,709,124)
Class I2	(372)	(441)	(15,772,568)	(20,859,820)	(18,610,200)	(22,693,124)
Class T	—	—	—	—	(4,280,779)	(4,498,847)
Class T1 (A)	(230)	(396)	—	—	(1,290)	(1,169)
Advisor Class (A)	(2,337)	(4,389)	(139)	(345)	(1,376)	(1,259)
Return of capital:
Class I	—	—	—	(10,079)	—	—
Class I2	—	—	—	(2,519,473)	—	—
Advisor Class (A)	—	—	—	(43)	—	—
Total dividends and/or distributions from return of capital	—	—	—	(2,529,595)	—	—
Net increase (decrease) in net assets resulting from distributions to shareholders	(5,031,192)	(5,082,388)	(15,798,915)	(23,473,245)	(98,969,409)	(102,144,072)

Capital share transactions:
Proceeds from shares sold:
Class A	4,161,587	13,479,563	—	—	11,467,547	19,735,361
Class B	—	—	—	—	27,935	21,100
Class C	4,431,103	7,806,763	—	—	1,395,939	2,900,954
Class I	35,861,569	30,253,939	344,425	1,404,290	3,128,022	9,344,791
Class I2	—	—	58,000	481,390,903	478,010	21,977,924
Class T	—	—	—	—	150,467	606,724
Advisor Class (A)	—	107,000	—	—	—	—
	44,454,259	51,647,265	402,425	482,795,193	16,647,920	54,586,854
Dividends and/or distributions reinvested:
Class A	786,948	859,497	—	—	54,741,100	49,576,762
Class B	—	—	—	—	334,466	543,134
Class C	968,032	1,071,787	—	—	1,463,450	5,084,390
Class I	3,162,464	2,992,295	26,208	93,465	18,237,941	18,392,313
Class I2	372	441	15,772,568	23,379,293	18,610,200	22,693,124
Class T	—	—	—	—	4,187,398	4,398,658
Class T1 (A)	230	396	—	—	1,290	1,169
Advisor Class (A)	2,337	4,389	119	388	1,376	1,259
	4,920,383	4,928,805	15,798,895	23,473,146	97,577,221	100,690,809
Cost of shares redeemed:
Class A	(3,772,611)	(7,592,489)	—	—	(35,840,115)	(65,737,546)
Class B	—	—	—	—	(101,143)	(375,423)
Class C	(4,290,024)	(12,945,203)	—	—	(1,443,951)	(5,726,054)
Class I	(23,931,172)	(12,039,725)	(1,208,841)	(1,686,071)	(11,533,537)	(27,869,439)
Class I2	—	—	(53,987,684)	(35,769,369)	(21,265,636)	(88,711,712)
Class T	—	—	—	—	(5,002,640)	(9,372,231)
Class T1 (A)	(11,154)	—	—	—	(13,347)	—
Advisor Class (A)	(112,335)	(15,831)	(10,684)	—	(14,524)	—
	(32,117,296)	(32,593,248)	(55,207,209)	(37,455,440)	(75,214,893)	(197,792,405)
Automatic conversions:
Class A	—	—	—	—	888,007	2,351,872
Class B	—	—	—	—	(888,007)	(2,351,872)
	—	—			—	—
Automatic conversions:
Class A	11,747	582,350	—	—	788,724	39,772,817
Class C	(11,747)	(582,350)	—	—	(788,724)	(39,772,817)
	—	—			—	—
Net increase (decrease) in net assets resulting from capital share transactions	17,257,346	23,982,822	(39,005,889)	468,812,899	39,010,248	(42,514,742)
Net increase (decrease) in net assets	22,547,947	22,573,034	(34,735,931)	441,951,433	87,744,688	(19,540,892)

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2019

STATEMENTS OF CHANGES IN NET ASSETS (continued)

For the period and year ended:

	Transamerica Strategic High Income		Transamerica Unconstrained Bond		Transamerica US Growth
	April 30, 2019 (unaudited)	October 31, 2018	April 30, 2019 (unaudited)	October 31, 2018	April 30, 2019 (unaudited)	October 31, 2018

Net assets:
Beginning of period/year	$158,246,926	$135,673,892	$710,959,202	$269,007,769	$1,058,517,079	$1,078,057,971
End of period/year	$180,794,873	$158,246,926	$676,223,271	$710,959,202	$1,146,261,767	$1,058,517,079

Capital share transactions - shares:
Shares issued:
Class A	393,513	1,195,062	—	—	600,416	924,713
Class B	—	—	—	—	1,418	1,054
Class C	413,572	701,212	—	—	80,722	145,833
Class I	3,325,363	2,705,748	35,290	137,448	158,866	433,222
Class I2	—	—	5,922	47,346,225	23,954	1,016,540
Class T	—	—	—	—	2,721	10,843
Advisor Class (A)	—	9,630	—	—	—	—
	4,132,448	4,611,652	41,212	47,483,673	868,097	2,532,205
Shares reinvested:
Class A	75,229	77,461	—	—	3,203,107	2,533,308
Class B	—	—	—	—	21,196	29,486
Class C	93,091	96,929	—	—	92,099	274,832
Class I	302,496	269,390	2,694	9,298	1,044,556	924,698
Class I2	37	42	1,622,698	2,343,459	1,067,711	1,144,383
Class T	—	—	—	—	84,526	83,928
Class T1 (A)	22	36	—	—	75	60
Advisor Class (A)	226	394	12	39	79	63
	471,101	444,252	1,625,404	2,352,796	5,513,349	4,990,758
Shares redeemed:
Class A	(349,889)	(681,019)	—	—	(1,839,375)	(3,117,096)
Class B	—	—	—	—	(5,684)	(18,983)
Class C	(401,216)	(1,165,635)	—	—	(82,231)	(288,060)
Class I	(2,235,891)	(1,080,662)	(124,828)	(168,551)	(584,276)	(1,301,306)
Class I2	—	—	(5,581,583)	(3,596,561)	(1,076,585)	(4,162,695)
Class T	—	—	—	—	(90,082)	(166,565)
Class T1 (A)	(1,022)	—	—	—	(679)	—
Advisor Class (A)	(10,325)	(1,435)	(1,092)	—	(723)	—
	(2,998,343)	(2,928,751)	(5,707,503)	(3,765,112)	(3,679,635)	(9,054,705)
Automatic conversions:
Class A	—	—	—	—	46,712	112,570
Class B	—	—	—	—	(50,523)	(119,823)
	—	—	—	—	(3,811)	(7,253)
Automatic conversions:
Class A	1,074	51,290	—	—	40,776	1,745,914
Class C	(1,079)	(51,562)	—	—	(43,790)	(1,857,940)
	(5)	(272)	—	—	(3,014)	(112,026)
Net increase (decrease) in shares outstanding:
Class A	119,927	642,794	—	—	2,051,636	2,199,409
Class B	—	—	—	—	(33,593)	(108,266)
Class C	104,368	(419,056)	—	—	46,800	(1,725,335)
Class I	1,391,968	1,894,476	(86,844)	(21,805)	619,146	56,614
Class I2	37	42	(3,952,963)	46,093,123	15,080	(2,001,772)
Class T	—	—	—	—	(2,835)	(71,794)
Class T1 (A)	(1,000)	36	—	—	(604)	60
Advisor Class (A)	(10,099)	8,589	(1,080)	39	(644)	63
	1,605,201	2,126,881	(4,040,887)	46,071,357	2,694,986	(1,651,021)

(A)	Class ceased operations on February 15, 2019.

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2019

STATEMENT OF CASH FLOWS

For the period ended April 30, 2019

(unaudited)

Transamerica Event Driven
Cash flows provided by (used for) operating activities:
Net increase (decrease) in net assets resulting from operations	$3,380,203

Adjustments to reconcile net increase (decrease) in net assets resulting from operations to net cash provided by (used for) operating activities:
Purchases of long-term investments	(133,531,021)
Proceeds from long-term investments	118,516,326
Purchases to cover securities sold short	(58,964,893)
Proceeds from securities sold short	52,580,872
Net purchases/proceeds of short-term investments	21,676,103
Net change in unrealized appreciation (depreciation)	(2,289,260)
Net realized gain (loss)	(915,860)
Net amortization (accretion) of discount and premium	(205,112)
(Increase) decrease in receivables for investments sold	1,950,381
(Increase) decrease in receivables for interest	(61,547)
(Increase) decrease in receivables for dividends	25,016
(Increase) decrease in receivable for tax reclaim	(1,302)
(Increase) decrease in receivables for net income from securities lending	(1,920)
(Increase) decrease in prepaid expenses	(578)
Increase (decrease) in payables for investments purchased	(3,476,409)
Increase (decrease) in dividends, interest and fees for borrowings from securities sold short	50,938
Increase (decrease) in accrued liabilities	21,801
Increase (decrease) in collateral for securities on loan	4,313,586
Net cash provided by (used for) swap agreement transactions	150,642
Net cash provided by (used for) written options and swaptions transactions	112,452
Net cash provided by (used for) in futures contracts transactions	(603,079)
Net cash provided by (used for) in forward foreign currency contracts	162,005
Net cash provided by (used for) foreign currency transactions	660,136
Net cash provided by (used for) operating activities	3,549,480

Cash flows from financing activities:
Increase (decrease) in foreign cash overdraft	(1,096)
Proceeds from shares sold, net of receivable for shares sold	300,504
Payment of shares redeemed, net of payable for shares redeemed	(12,844,503)
Net cash provided by (used for) financing activities	(12,545,095)
Net increase (decrease) in cash and foreign currencies	(8,995,615)
Cash and foreign currencies, at beginning of period (A)	$22,705,532
Cash and foreign currencies, at end of period (A)	$13,709,917

Supplemental disclosure of cash flow information:
Dividends, interest and fees for borrowings from securities sold short paid	$66,629
Non-cash financing activities included herein consist of reinvestment of distributions	$2,167,276

(A)	For the period ended April 30, 2019, the beginning and ending cash balances consist of the following:

	Beginning of Period	End of Period
Assets:
Cash collateral pledged at custodian:
OTC derivatives	$3,500,000	$3,500,000
Futures contracts	66,514	—
Cash collateral pledged at broker:
Securities sold short	19,299,316	9,924,792
OTC derivatives	135,266	111,514
Futures contracts	—	407,400
Total assets	23,001,096	13,943,706

Liabilities:
Cash collateral received at custodian for:
Securities sold short	295,564	233,789
Total Liabilities	295,564	233,789
Net cash per statement of assets and liabilities	$22,705,532	$13,709,917
Total cash and foreign currencies per statement of cash flows	$22,705,532	$13,709,917

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2019

FINANCIAL HIGHLIGHTS

For a share outstanding during the periods and year indicated:	Transamerica Balanced II
	Class I3
	April 30, 2019 (unaudited)		October 31, 2018	October 31, 2017 (A)
Net asset value, beginning of period/year	$10.21		$10.17	$10.00

Investment operations:
Net investment income (loss) (B)	0.09		0.18	0.02
Net realized and unrealized gain (loss)	0.71		0.07	0.15
Total investment operations	0.80		0.25	0.17

Dividends and/or distributions to shareholders:
Net investment income	(0.11)		(0.17)	—
Net realized gains	(0.29)		(0.04)	—
Total dividends and/or distributions to shareholders	(0.40)		(0.21)	—

Net asset value, end of period/year	$10.61		$10.21	$10.17
Total return	8.27	%(C)	2.49%	1.70	%(C)

Ratio and supplemental data:
Net assets end of period/year (000’s)	$50,789		$49,964	$56,169
Expenses to average net assets
Excluding waiver and/or reimbursement and recapture	0.57	%(D)	0.59%	0.66	%(D)
Including waiver and/or reimbursement and recapture	0.56	%(D)	0.50%	0.50	%(D)
Net investment income (loss) to average net assets	1.89	%(D)	1.73%	1.23	%(D)
Portfolio turnover rate	54	%(C)	60%	40	%(C)

(A)	Commenced operations on September 15, 2017.
(B)	Calculated based on average number of shares outstanding.
(C)	Not annualized.
(D)	Annualized.

For a share outstanding during the periods and year indicated:	Transamerica Balanced II
	Class R
	April 30, 2019 (unaudited)		October 31, 2018		October 31, 2017 (A) (B) (C)		December 31, 2016		December 31, 2015	December 31, 2014	December 31, 2013
Net asset value, beginning of period/year	$10.20		$10.17		$10.11		$9.68		$9.85	$9.04	$7.80

Investment operations:
Net investment income (loss) (D)	0.07		0.13		0.14		0.11		0.10	0.10	0.07
Net realized and unrealized gain (loss)	0.71		0.06		0.91		0.63		(0.11)	0.82	1.30
Total investment operations	0.78		0.19		1.05		0.74		(0.01)	0.92	1.37

Dividends and/or distributions to shareholders:
Net investment income	(0.08)		(0.12)		(0.09)		(0.12)		(0.10)	(0.11)	(0.13)
Net realized gains	(0.29)		(0.04)		(0.90)		(0.19)		(0.06)	—	—
Total dividends and/or distributions to shareholders	(0.37)		(0.16)		(0.99)		(0.31)		(0.16)	(0.11)	(0.13)

Net asset value, end of period/year	$10.61		$10.20		$10.17		$10.11		$9.68	$9.85	$9.04
Total return	8.21	%(E)	1.85%		10.68	%(E)	7.69%		(0.08)%	10.35%	17.65%

Ratio and supplemental data:
Net assets end of period/year (000’s)	$71,302		$82,270		$91,171		$90,455		$90,541	$77,447	$52,672
Expenses to average net assets
Excluding waiver and/or reimbursement and recapture	1.06	%(F)	1.09%		1.20	%(F)	1.18%		1.16%	1.21%	1.28%
Including waiver and/or reimbursement and recapture	1.05	%(F)(G)	1.01	%(G)	1.13	%(F)(H)	1.09	%(H)(I)	1.10%	1.10%	1.10%
Net investment income (loss) to average net assets	1.41	%(F)	1.22%		0.95	%(F)	1.13%		1.00%	1.09%	0.85%
Portfolio turnover rate	54	%(E)	60%		40	%(E)	37%		50%	92%	123%

(A)	Transamerica Partners Balanced reorganized into the Fund on September 15, 2017. Prior to September 15, 2017, information provided reflects Transamerica Partners Balanced, which was the accounting and performance survivor of the reorganization.
(B)	Effective April 21, 2017, the Fund underwent a 2.01-for-1 share split. The per share data has been retroactively adjusted to reflect the share split. See the Stock Split section of the Notes to Financial Statements for more information.
(C)	The fiscal year end of the Fund is October 31 while the fiscal year end of the accounting and performance survivor is December 31. Prior to the closing of the applicable Transamerica Partners reorganization as of the close of business on September 15, 2017, the accounting and performance survivor operated as a feeder in a master-feeder structure and invested all of its investable assets in a corresponding Series Portfolio. The Financial Highlights represents activity for the ten months of January 1, 2017 – October 31, 2017.
(D)	Calculated based on average number of shares outstanding.
(E)	Not annualized.
(F)	Annualized.
(G)	TAM has voluntarily agreed to waive a portion of its management fee.
(H)	Includes reorganization expenses incurred outside the Fund’s operating expense limit.
(I)	Includes reimbursement of custody fees at the underlying Series Portfolio level.

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2019

FINANCIAL HIGHLIGHTS (continued)

For a share outstanding during the period and years indicated:	Transamerica Bond
	Class A
	April 30, 2019 (unaudited)		October 31, 2018		October 31, 2017	October 31, 2016		October 31, 2015	October 31, 2014
Net asset value, beginning of period/year	$8.95		$9.34		$9.31	$9.22		$9.46	$9.38

Investment operations:
Net investment income (loss) (A)	0.16		0.33		0.33	0.36	(B)	0.28	0.29
Net realized and unrealized gain (loss)	0.20		(0.39)		0.05	0.07		(0.23)	0.08
Total investment operations	0.36		(0.06)		0.38	0.43		0.05	0.37

Dividends and/or distributions to shareholders:
Net investment income	(0.16)		(0.33)		(0.35)	(0.34)		(0.29)	(0.29)

Net asset value, end of period/year	$9.15		$8.95		$9.34	$9.31		$9.22	$9.46
Total return (C)	4.19	%(D)	(0.67)%		4.12%	4.78%		0.56%	3.98%

Ratio and supplemental data:
Net assets end of period/year (000’s)	$110,216		$87,523		$83,251	$86,305		$68,304	$73,829
Expenses to average net assets
Excluding waiver and/or reimbursement and recapture	0.96	%(E)	0.99%		0.97%	0.93%		0.88%	0.91%
Including waiver and/or reimbursement and recapture	0.96	%(E)(F)(G)	0.97	%(F)	0.97%	0.91	%(B)	0.88%	0.89%
Net investment income (loss) to average net assets	3.52	%(E)	3.58%		3.59%	3.92	%(B)	3.03%	3.04%
Portfolio turnover rate	27	%(D)	38%		34%	47%		27%	26%

(A)	Calculated based on average number of shares outstanding.
(B)	Please reference the Custody Out-of-Pocket Expense section of the Notes to Financial Statements for more information regarding the reimbursement of custody fees. The amount of the reimbursement on a per share basis was immaterial to the class. The Expenses to average net assets including waiver and/or reimbursement and recapture ratio, and Net investment income (loss) to average net assets ratio would have been 0.02% higher and 0.02% lower, respectively, had the custodian not reimbursed the Fund.
(C)	Total return has been calculated without deduction of the initial sales charge and contingent deferred sales charge.
(D)	Not annualized.
(E)	Annualized.
(F)	TAM has voluntarily agreed to waive a portion of its management fee.
(G)	Waiver and/or reimbursement rounds to less than 0.01%.

For a share outstanding during the period and years indicated:	Transamerica Bond
	Class B
	April 30, 2019 (unaudited)		October 31, 2018	October 31, 2017	October 31, 2016		October 31, 2015	October 31, 2014
Net asset value, beginning of period/year	$8.95		$9.35	$9.32	$9.22		$9.46	$9.39

Investment operations:
Net investment income (loss) (A)	0.12		0.25	0.25	0.28	(B)	0.21	0.21
Net realized and unrealized gain (loss)	0.21		(0.40)	0.05	0.08		(0.24)	0.07
Total investment operations	0.33		(0.15)	0.30	0.36		(0.03)	0.28

Dividends and/or distributions to shareholders:
Net investment income	(0.12)		(0.25)	(0.27)	(0.26)		(0.21)	(0.21)

Net asset value, end of period/year	$9.16		$8.95	$9.35	$9.32		$9.22	$9.46
Total return (C)	3.71	%(D)	(1.64)%	3.20%	3.95%		(0.28)%	2.98%

Ratio and supplemental data:
Net assets end of period/year (000’s)	$54		$115	$531	$1,355		$2,164	$3,644
Expenses to average net assets
Excluding waiver and/or reimbursement and recapture	3.46	%(E)	2.11%	1.87%	1.80%		1.71%	1.72%
Including waiver and/or reimbursement and recapture	1.85	%(E)	1.85%	1.85%	1.79	%(B)	1.71%	1.72%
Net investment income (loss) to average net assets	2.63	%(E)	2.70%	2.69%	3.03	%(B)	2.18%	2.24%
Portfolio turnover rate	27	%(D)	38%	34%	47%		27%	26%

(A)	Calculated based on average number of shares outstanding.
(B)	Please reference the Custody Out-of-Pocket Expense section of the Notes to Financial Statements for more information regarding the reimbursement of custody fees. The amount of the reimbursement on a per share basis was immaterial to the class. The Expenses to average net assets including waiver and/or reimbursement and recapture ratio, and Net investment income (loss) to average net assets ratio would have been 0.01% higher and 0.01% lower, respectively, had the custodian not reimbursed the Fund.
(C)	Total return has been calculated without deduction of the initial sales charge.
(D)	Not annualized.
(E)	Annualized.

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2019

FINANCIAL HIGHLIGHTS (continued)

For a share outstanding during the period and years indicated:	Transamerica Bond
	Class C
	April 30, 2019 (unaudited)		October 31, 2018		October 31, 2017	October 31, 2016		October 31, 2015	October 31, 2014
Net asset value, beginning of period/year	$8.89		$9.28		$9.25	$9.16		$9.40	$9.32

Investment operations:
Net investment income (loss) (A)	0.13		0.27		0.27	0.29	(B)	0.22	0.22
Net realized and unrealized gain (loss)	0.20		(0.39)		0.05	0.07		(0.23)	0.08
Total investment operations	0.33		(0.12)		0.32	0.36		(0.01)	0.30

Dividends and/or distributions to shareholders:
Net investment income	(0.13)		(0.27)		(0.29)	(0.27)		(0.23)	(0.22)

Net asset value, end of period/year	$9.09		$8.89		$9.28	$9.25		$9.16	$9.40
Total return (C)	3.76	%(D)	(1.33)%		3.41%	4.18%		(0.15)%	3.26%

Ratio and supplemental data:
Net assets end of period/year (000’s)	$55,346		$44,958		$49,394	$60,126		$64,995	$68,629
Expenses to average net assets
Excluding waiver and/or reimbursement and recapture	1.58	%(E)	1.63%		1.65%	1.64%		1.59%	1.60%
Including waiver and/or reimbursement and recapture	1.58	%(E)(F)(G)	1.61	%(F)	1.65%	1.62	%(B)	1.59%	1.60%
Net investment income (loss) to average net assets	2.89	%(E)	2.93%		2.90%	3.20	%(B)	2.32%	2.33%
Portfolio turnover rate	27	%(D)	38%		34%	47%		27%	26%

(A)	Calculated based on average number of shares outstanding.
(B)	Please reference the Custody Out-of-Pocket Expense section of the Notes to Financial Statements for more information regarding the reimbursement of custody fees. The amount of the reimbursement on a per share basis was immaterial to the class. The Expenses to average net assets including waiver and/or reimbursement and recapture ratio, and Net investment income (loss) to average net assets ratio would have been 0.02% higher and 0.02% lower, respectively, had the custodian not reimbursed the Fund.
(C)	Total return has been calculated without deduction of the contingent deferred sales charge.
(D)	Not annualized.
(E)	Annualized.
(F)	TAM has voluntarily agreed to waive a portion of its management fee.
(G)	Waiver and/or reimbursement rounds to less than 0.01%.

For a share outstanding during the period and years indicated:	Transamerica Bond
	Class I
	April 30, 2019 (unaudited)		October 31, 2018	October 31, 2017	October 31, 2016		October 31, 2015	October 31, 2014
Net asset value, beginning of period/year	$8.96		$9.36	$9.32	$9.23		$9.47	$9.39

Investment operations:
Net investment income (loss) (A)	0.18		0.36	0.36	0.38	(B)	0.31	0.31
Net realized and unrealized gain (loss)	0.20		(0.40)	0.06	0.07		(0.23)	0.08
Total investment operations	0.38		(0.04)	0.42	0.45		0.08	0.39

Dividends and/or distributions to shareholders:
Net investment income	(0.18)		(0.36)	(0.38)	(0.36)		(0.32)	(0.31)

Net asset value, end of period/year	$9.16		$8.96	$9.36	$9.32		$9.23	$9.47
Total return	4.27	%(C)	(0.39)%	4.54%	5.05%		0.84%	4.25%

Ratio and supplemental data:
Net assets end of period/year (000’s)	$632,677		$396,083	$181,977	$162,875		$55,370	$42,545
Expenses to average net assets
Excluding waiver and/or reimbursement and recapture	0.59	%(D)	0.64%	0.67%	0.67%		0.61%	0.62%
Including waiver and/or reimbursement and recapture	0.50	%(D)	0.59%	0.67%	0.65	%(B)	0.61%	0.62%
Net investment income (loss) to average net assets	3.96	%(D)	3.94%	3.88%	4.20	%(B)	3.33%	3.29%
Portfolio turnover rate	27	%(C)	38%	34%	47%		27%	26%

(A)	Calculated based on average number of shares outstanding.
(B)	Please reference the Custody Out-of-Pocket Expense section of the Notes to Financial Statements for more information regarding the reimbursement of custody fees. The amount of the reimbursement on a per share basis was immaterial to the class. The Expenses to average net assets including waiver and/or reimbursement and recapture ratio, and Net investment income (loss) to average net assets ratio would have been 0.02% higher and 0.02% lower, respectively, had the custodian not reimbursed the Fund.
(C)	Not annualized.
(D)	Annualized.

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2019

FINANCIAL HIGHLIGHTS (continued)

For a share outstanding during the period and years indicated:	Transamerica Bond
	Class I2
	April 30, 2019 (unaudited)		October 31, 2018		October 31, 2017	October 31, 2016		October 31, 2015	October 31, 2014
Net asset value, beginning of period/year	$8.96		$9.36		$9.32	$9.23		$9.48	$9.40

Investment operations:
Net investment income (loss) (A)	0.18		0.37		0.37	0.39	(B)	0.32	0.31
Net realized and unrealized gain (loss)	0.21		(0.40)		0.06	0.07		(0.24)	0.09
Total investment operations	0.39		(0.03)		0.43	0.46		0.08	0.40

Dividends and/or distributions to shareholders:
Net investment income	(0.18)		(0.37)		(0.39)	(0.37)		(0.33)	(0.32)

Net asset value, end of period/year	$9.17		$8.96		$9.36	$9.32		$9.23	$9.48
Total return	4.41	%(C)	(0.32)%		4.65%	5.17%		0.83%	4.35%

Ratio and supplemental data:
Net assets end of period/year (000’s)	$94,557		$101,251		$118,738	$137,246		$355,272	$540,719
Expenses to average net assets
Excluding waiver and/or reimbursement and recapture	0.48	%(D)	0.53%		0.56%	0.55%		0.51%	0.52%
Including waiver and/or reimbursement and recapture	0.48	%(D)(E)(F)	0.52	%(E)	0.56%	0.53	%(B)	0.51%	0.52%
Net investment income (loss) to average net assets	4.00	%(D)	4.03%		3.99%	4.23	%(B)	3.40%	3.26%
Portfolio turnover rate	27	%(C)	38%		34%	47%		27%	26%

(A)	Calculated based on average number of shares outstanding.
(B)	Please reference the Custody Out-of-Pocket Expense section of the Notes to Financial Statements for more information regarding the reimbursement of custody fees. The amount of the reimbursement on a per share basis was immaterial to the class. The Expenses to average net assets including waiver and/or reimbursement and recapture ratio, and Net investment income (loss) to average net assets ratio would have been 0.02% higher and 0.02% lower, respectively, had the custodian not reimbursed the Fund.
(C)	Not annualized.
(D)	Annualized.
(E)	TAM has voluntarily agreed to waive a portion of its management fee.
(F)	Waiver and/or reimbursement rounds to less than 0.01%.

For a share outstanding during the periods and years indicated:	Transamerica Bond
	Class R6
	April 30, 2019 (unaudited)		October 31, 2018	October 31, 2017	October 31, 2016		October 31, 2015 (A)
Net asset value, beginning of period/year	$8.96		$9.36	$9.32	$9.23		$9.45

Investment operations:
Net investment income (loss) (B)	0.18		0.37	0.37	0.40	(C)	0.14
Net realized and unrealized gain (loss)	0.20		(0.40)	0.06	0.06		(0.21)
Total investment operations	0.38		(0.03)	0.43	0.46		(0.07)

Dividends and/or distributions to shareholders:
Net investment income	(0.18)		(0.37)	(0.39)	(0.37)		(0.15)

Net asset value, end of period/year	$9.16		$8.96	$9.36	$9.32		$9.23
Total return	4.30	%(D)	(0.30)%	4.65%	5.16%		(0.79	)%(D)

Ratio and supplemental data:
Net assets end of period/year (000’s)	$12,925		$9,181	$6,283	$3,028		$50
Expenses to average net assets
Excluding waiver and/or reimbursement and recapture	0.48	%(E)	0.53%	0.56%	0.55%		0.52	%(E)
Including waiver and/or reimbursement and recapture	0.48	%(E)(F)	0.51%	0.56%	0.52	%(C)	0.52	%(E)
Net investment income (loss) to average net assets	4.00	%(E)	4.05%	4.01%	4.38	%(C)	3.55	%(E)
Portfolio turnover rate	27	%(D)	38%	34%	47%		27	%(D)

(A)	Commenced operations on May 29, 2015.
(B)	Calculated based on average number of shares outstanding.
(C)	Please reference the Custody Out-of-Pocket Expense section of the Notes to Financial Statements for more information regarding the reimbursement of custody fees. The amount of the reimbursement on a per share basis was immaterial to the class. The Expenses to average net assets including waiver and/or reimbursement and recapture ratio, and Net investment income (loss) to average net assets ratio would have been 0.03% higher and 0.03% lower, respectively, had the custodian not reimbursed the Fund.
(D)	Not annualized.
(E)	Annualized.
(F)	Waiver and/or reimbursement rounds to less than 0.01%.

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2019

FINANCIAL HIGHLIGHTS (continued)

For a share outstanding during the period and years indicated:	Transamerica Capital Growth
	Class A
	April 30, 2019 (unaudited)		October 31, 2018	October 31, 2017	October 31, 2016		October 31, 2015	October 31, 2014
Net asset value, beginning of period/year	$26.81		$28.32	$25.70	$25.35		$24.40	$21.40

Investment operations:
Net investment income (loss) (A)	(0.12)		(0.21)	(0.24)	(0.14	)(B)	(0.19)	(0.15)
Net realized and unrealized gain (loss)	3.86		4.14	7.40	1.33		1.80	3.64
Total investment operations	3.74		3.93	7.16	1.19		1.61	3.49

Dividends and/or distributions to shareholders:
Net realized gains	(1.17)		(5.44)	(4.54)	(0.84)		(0.66)	(0.49)

Net asset value, end of period/year	$29.38		$26.81	$28.32	$25.70		$25.35	$24.40
Total return (C)	14.99	%(D)	16.52%	34.66%	4.77%		6.77%	16.52%

Ratio and supplemental data:
Net assets end of period/year (000’s)	$457,161		$384,193	$223,299	$170,198		$160,269	$124,413
Expenses to average net assets
Excluding waiver and/or reimbursement and recapture	1.20	%(E)	1.19%	1.23%	1.23%		1.21%	1.26%
Including waiver and/or reimbursement and recapture	1.19	%(E)	1.19%	1.23%	1.22	%(B)	1.21%	1.26%
Net investment income (loss) to average net assets	(0.94	)%(E)	(0.78)%	(0.95)%	(0.57	)%(B)	(0.75)%	(0.63)%
Portfolio turnover rate	43	%(D)	40%	66%	32%		24%	30%

(A)	Calculated based on average number of shares outstanding.
(B)	Please reference the Custody Out-of-Pocket Expense section of the Notes to Financial Statements for more information regarding the reimbursement of custody fees. The amount of the reimbursement on a per share basis was immaterial to the class. The Expenses to average net assets including waiver and/or reimbursement and recapture ratio, and Net investment income (loss) to average net assets ratio would have been 0.01% higher and 0.01% lower, respectively, had the custodian not reimbursed the Fund.
(C)	Total return has been calculated without deduction of the initial sales charge and contingent deferred sales charge.
(D)	Not annualized.
(E)	Annualized.

For a share outstanding during the period and years indicated:	Transamerica Capital Growth
	Class B
	April 30, 2019 (unaudited)		October 31, 2018	October 31, 2017	October 31, 2016		October 31, 2015	October 31, 2014
Net asset value, beginning of period/year	$20.95		$23.48	$22.28	$22.30		$21.76	$19.31

Investment operations:
Net investment income (loss) (A)	(0.20)		(0.37)	(0.39)	(0.33	)(B)	(0.38)	(0.32)
Net realized and unrealized gain (loss)	2.95		3.28	6.13	1.15		1.58	3.26
Total investment operations	2.75		2.91	5.74	0.82		1.20	2.94

Dividends and/or distributions to shareholders:
Net realized gains	(1.17)		(5.44)	(4.54)	(0.84)		(0.66)	(0.49)
Total dividends and/or distributions to shareholders	(1.17)		(5.44)	(4.54)	(0.84)		(0.66)	(0.49)

Net asset value, end of period/year	$22.53		$20.95	$23.48	$22.28		$22.30	$21.76
Total return (C)	14.44	%(D)	15.30%	33.36%	3.78%		5.72%	15.44%

Ratio and supplemental data:
Net assets end of period/year (000’s)	$696		$786	$1,694	$2,584		$3,870	$4,932
Expenses to average net assets
Excluding waiver and/or reimbursement and recapture	2.72	%(E)	2.46%	2.32%	2.20%		2.13%	2.16%
Including waiver and/or reimbursement and recapture	2.20	%(E)	2.20%	2.20%	2.19	%(B)	2.20%	2.20%
Net investment income (loss) to average net assets	(1.93	)%(E)	(1.74)%	(1.89)%	(1.54	)%(B)	(1.73)%	(1.54)%
Portfolio turnover rate	43	%(D)	40%	66%	32%		24%	30%

(A)	Calculated based on average number of shares outstanding.
(B)	Please reference the Custody Out-of-Pocket Expense section of the Notes to Financial Statements for more information regarding the reimbursement of custody fees. The amount of the reimbursement on a per share basis was immaterial to the class. The Expenses to average net assets including waiver and/or reimbursement and recapture ratio, and Net investment income (loss) to average net assets ratio would have been 0.01% higher and 0.01% lower, respectively, had the custodian not reimbursed the Fund.
(C)	Total return has been calculated without deduction of the contingent deferred sales charge.
(D)	Not annualized.
(E)	Annualized.

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2019

FINANCIAL HIGHLIGHTS (continued)

For a share outstanding during the period and years indicated:	Transamerica Capital Growth
	Class C
	April 30, 2019 (unaudited)		October 31, 2018	October 31, 2017	October 31, 2016		October 31, 2015	October 31, 2014
Net asset value, beginning of period/year	$21.41		$23.83	$22.50	$22.46		$21.84	$19.33

Investment operations:
Net investment income (loss) (A)	(0.18)		(0.34)	(0.35)	(0.28	)(B)	(0.33)	(0.28)
Net realized and unrealized gain (loss)	3.02		3.36	6.22	1.16		1.61	3.28
Total investment operations	2.84		3.02	5.87	0.88		1.28	3.00

Dividends and/or distributions to shareholders:
Net realized gains	(1.17)		(5.44)	(4.54)	(0.84)		(0.66)	(0.49)

Net asset value, end of period/year	$23.08		$21.41	$23.83	$22.50		$22.46	$21.84
Total return (C)	14.55	%(D)	15.65%	33.68%	4.03%		5.98%	15.74%

Ratio and supplemental data:
Net assets end of period/year (000’s)	$207,419		$149,727	$84,852	$69,159		$68,922	$50,879
Expenses to average net assets
Excluding waiver and/or reimbursement and recapture	1.96	%(E)	1.93%	1.97%	1.96%		1.92%	1.95%
Including waiver and/or reimbursement and recapture	1.93	%(E)	1.93%	1.97%	1.95	%(B)	1.92%	1.95%
Net investment income (loss) to average net assets	(1.69	)%(E)	(1.52)%	(1.69)%	(1.30	)%(B)	(1.47)%	(1.34)%
Portfolio turnover rate	43	%(D)	40%	66%	32%		24%	30%

(A)	Calculated based on average number of shares outstanding.
(B)	Please reference the Custody Out-of-Pocket Expense section of the Notes to Financial Statements for more information regarding the reimbursement of custody fees. The amount of the reimbursement on a per share basis was immaterial to the class. The Expenses to average net assets including waiver and/or reimbursement and recapture ratio, and Net investment income (loss) to average net assets ratio would have been 0.01% higher and 0.01% lower, respectively, had the custodian not reimbursed the Fund.
(C)	Total return has been calculated without deduction of the contingent deferred sales charge.
(D)	Not annualized.
(E)	Annualized.

For a share outstanding during the period and years indicated:	Transamerica Capital Growth
	Class I
	April 30, 2019 (unaudited)		October 31, 2018	October 31, 2017	October 31, 2016		October 31, 2015	October 31, 2014
Net asset value, beginning of period/year	$28.13		$29.39	$26.43	$25.98		$24.92	$21.78

Investment operations:
Net investment income (loss) (A)	(0.10)		(0.16)	(0.18)	(0.07	)(B)	(0.12)	(0.07)
Net realized and unrealized gain (loss)	4.09		4.34	7.68	1.36		1.84	3.70
Total investment operations	3.99		4.18	7.50	1.29		1.72	3.63

Dividends and/or distributions to shareholders:
Net realized gains	(1.17)		(5.44)	(4.54)	(0.84)		(0.66)	(0.49)

Net asset value, end of period/year	$30.95		$28.13	$29.39	$26.43		$25.98	$24.92
Total return	15.18	%(C)	16.77%	35.03%	5.09%		7.07%	16.88%

Ratio and supplemental data:
Net assets end of period/year (000’s)	$1,039,367		$719,431	$292,452	$164,575		$153,719	$161,858
Expenses to average net assets
Excluding waiver and/or reimbursement and recapture	0.93	%(D)	0.94%	0.96%	0.94%		0.92%	0.95%
Including waiver and/or reimbursement and recapture	0.93	%(D)	0.94%	0.96%	0.93	%(B)	0.92%	0.95%
Net investment income (loss) to average net assets	(0.69	)%(D)	(0.55)%	(0.69)%	(0.28	)%(B)	(0.46)%	(0.31)%
Portfolio turnover rate	43	%(C)	40%	66%	32%		24%	30%

(A)	Calculated based on average number of shares outstanding.
(B)	Please reference the Custody Out-of-Pocket Expense section of the Notes to Financial Statements for more information regarding the reimbursement of custody fees. The amount of the reimbursement on a per share basis was immaterial to the class. The Expenses to average net assets including waiver and/or reimbursement and recapture ratio, and Net investment income (loss) to average net assets ratio would have been 0.01% higher and 0.01% lower, respectively, had the custodian not reimbursed the Fund.
(C)	Not annualized.
(D)	Annualized.

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2019

FINANCIAL HIGHLIGHTS (continued)

For a share outstanding during the period and years indicated:	Transamerica Capital Growth
	Class I2
	April 30, 2019 (unaudited)		October 31, 2018	October 31, 2017	October 31, 2016		October 31, 2015	October 31, 2014
Net asset value, beginning of period/year	$13.97		$17.26	$17.43	$17.40		$16.88	$14.88

Investment operations:
Net investment income (loss) (A)	(0.04)		(0.05)	(0.08)	(0.03	)(B)	(0.06)	(0.03)
Net realized and unrealized gain (loss)	1.89		2.20	4.45	0.90		1.24	2.52
Total investment operations	1.85		2.15	4.37	0.87		1.18	2.49

Dividends and/or distributions to shareholders:
Net realized gains	(1.17)		(5.44)	(4.54)	(0.84)		(0.66)	(0.49)

Net asset value, end of period/year	$14.65		$13.97	$17.26	$17.43		$17.40	$16.88
Total return	15.26	%(C)	16.90%	35.14%	5.25%		7.19%	17.05%

Ratio and supplemental data:
Net assets end of period/year (000’s)	$170,962		$165,523	$230,981	$241,857		$1,039,343	$836,984
Expenses to average net assets
Excluding waiver and/or reimbursement and recapture	0.82	%(D)	0.83%	0.85%	0.81%		0.79%	0.81%
Including waiver and/or reimbursement and recapture	0.82	%(D)	0.83%	0.85%	0.81	%(B)	0.79%	0.81%
Net investment income (loss) to average net assets	(0.56	)%(D)	(0.38)%	(0.56)%	(0.18	)%(B)	(0.34)%	(0.20)%
Portfolio turnover rate	43	%(C)	40%	66%	32%		24%	30%

(A)	Calculated based on average number of shares outstanding.
(B)	Please reference the Custody Out-of-Pocket Expense section of the Notes to Financial Statements for more information regarding the reimbursement of custody fees. The amount of the reimbursement on a per share basis was immaterial to the class. The Expenses to average net assets including waiver and/or reimbursement and recapture ratio, and Net investment income (loss) to average net assets ratio would have been 0.01% higher and 0.01% lower, respectively, had the custodian not reimbursed the Fund.
(C)	Not annualized.
(D)	Annualized.

For a share outstanding during the periods and years indicated:	Transamerica Concentrated Growth
	Class A
	April 30, 2019 (unaudited)		October 31, 2018	October 31, 2017	October 31, 2016		October 31, 2015	October 31, 2014 (A)
Net asset value, beginning of period/year	$18.01		$17.93	$17.38	$16.80		$16.22	$15.57

Investment operations:
Net investment income (loss) (B)	(0.02)		(0.06)	(0.04)	(0.02	)(C)	0.01	0.00	(D)
Net realized and unrealized gain (loss)	1.47		1.17	3.13	0.62		0.61	0.65
Total investment operations	1.45		1.11	3.09	0.60		0.62	0.65

Dividends and/or distributions to shareholders:
Net investment income	—		—	(0.06)	(0.02)		—	—
Net realized gains	(1.97)		(1.03)	(2.48)	—		(0.04)	—
Total dividends and/or distributions to shareholders	(1.97)		(1.03)	(2.54)	(0.02)		(0.04)	—

Net asset value, end of period/year	$17.49		$18.01	$17.93	$17.38		$16.80	$16.22
Total return (E)	10.13	%(F)	6.39%	20.50%	3.59%		3.81%	4.17	%(F)

Ratio and supplemental data:
Net assets end of period/year (000’s)	$1,546		$1,298	$1,018	$768		$681	$444
Expenses to average net assets
Excluding waiver and/or reimbursement and recapture	1.23	%(G)	1.02%	2.79%	1.12%		1.06%	1.18	%(G)
Including waiver and/or reimbursement and recapture	1.20	%(G)	1.20%	1.20%	1.11	%(C)	1.06%	1.18	%(G)
Net investment income (loss) to average net assets	(0.30	)%(G)	(0.32)%	(0.21)%	(0.10	)%(C)	0.07%	0.03	%(G)
Portfolio turnover rate	7	%(F)	23%	15%	83%		34%	18	%(F)

(A)	Commenced operations on March 1, 2014.
(B)	Calculated based on average number of shares outstanding.
(C)	Please reference the Custody Out-of-Pocket Expense section of the Notes to Financial Statements for more information regarding the reimbursement of custody fees. The amount of the reimbursement on a per share basis was immaterial to the class. The Expenses to average net assets including waiver and/or reimbursement and recapture ratio, and Net investment income (loss) to average net assets ratio would have been 0.00% higher and 0.00% lower, respectively, had the custodian not reimbursed the Fund.
(D)	Rounds to less than $0.01 or $(0.01).
(E)	Total return has been calculated without deduction of the initial sales charge and contingent deferred sales charge.
(F)	Not annualized.
(G)	Annualized.

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2019

FINANCIAL HIGHLIGHTS (continued)

For a share outstanding during the periods and years indicated:	Transamerica Concentrated Growth
	Class C
	April 30, 2019 (unaudited)		October 31, 2018	October 31, 2017	October 31, 2016		October 31, 2015	October 31, 2014 (A)
Net asset value, beginning of period/year	$17.44		$17.50	$17.06	$16.59		$16.14	$15.57

Investment operations:
Net investment income (loss) (B)	(0.08)		(0.17)	(0.14)	(0.13	)(C)	(0.11)	(0.07)
Net realized and unrealized gain (loss)	1.41		1.14	3.06	0.60		0.60	0.64
Total investment operations	1.33		0.97	2.92	0.47		0.49	0.57

Dividends and/or distributions to shareholders:
Net realized gains	(1.97)		(1.03)	(2.48)	—		(0.04)	—

Net asset value, end of period/year	$16.80		$17.44	$17.50	$17.06		$16.59	$16.14
Total return (D)	9.73	%(E)	5.71%	19.75%	2.83%		3.02%	3.66	%(E)

Ratio and supplemental data:
Net assets end of period/year (000’s)	$1,216		$1,065	$1,033	$721		$421	$274
Expenses to average net assets
Excluding waiver and/or reimbursement and recapture	1.90	%(F)	1.86%	1.85%	1.81%		1.80%	1.93	%(F)
Including waiver and/or reimbursement and recapture	1.90	%(F)	1.86%	1.85%	1.81	%(C)	1.80%	1.93	%(F)
Net investment income (loss) to average net assets	(1.00	)%(F)	(0.98)%	(0.86)%	(0.81	)%(C)	(0.67)%	(0.67	)%(F)
Portfolio turnover rate	7	%(E)	23%	15%	83%		34%	18	%(E)

(A)	Commenced operations on March 1, 2014.
(B)	Calculated based on average number of shares outstanding.
(C)	Please reference the Custody Out-of-Pocket Expense section of the Notes to Financial Statements for more information regarding the reimbursement of custody fees. The amount of the reimbursement on a per share basis was immaterial to the class. The Expenses to average net assets including waiver and/or reimbursement and recapture ratio, and Net investment income (loss) to average net assets ratio would have been 0.00% higher and 0.00% lower, respectively, had the custodian not reimbursed the Fund.
(D)	Total return has been calculated without deduction of the contingent deferred sales charge.
(E)	Not annualized.
(F)	Annualized.

For a share outstanding during the periods and years indicated:	Transamerica Concentrated Growth
Class I (A)
April 30, 2019 (unaudited)	October 31, 2018	October 31, 2017	October 31, 2016	October 31, 2015	October 31, 2014 (B)	December 31, 2013
Net asset value, beginning of period/year	$17.89	$17.79	$17.26	$16.67	$16.09	$15.76	$12.24

Investment operations:
Net investment income (loss) (C)	—	0.00	(D)	0.02	0.03	(E)	0.04	0.02	(0.00	)(D)
Net realized and unrealized gain (loss)	1.46	1.16	3.10	0.61	0.60	0.76	3.87
Total investment operations	1.46	1.16	3.12	0.64	0.64	0.78	3.87

Dividends and/or distributions to shareholders:
Net investment income	—	(0.03)	(0.11)	(0.05)	(0.02)	—	(0.00	)(D)
Net realized gains	(1.97)	(1.03)	(2.48)	—	(0.04)	(0.45)	(0.34)
Total dividends and/or distributions to shareholders	(1.97)	(1.06)	(2.59)	(0.05)	(0.06)	(0.45)	(0.35)

Net asset value, end of period/year	$17.38	$17.89	$17.79	$17.26	$16.67	$16.09	$15.76
Total return	10.26	%(F)	6.74%	20.97%	3.87%	3.95%	6.13	%(F)	31.84%

Ratio and supplemental data:
Net assets end of period/year (000’s)	$26,478	$30,743	$33,077	$24,424	$23,460	$19,643	$13,761
Expenses to average net assets
Excluding waiver and/or reimbursement and recapture	0.91	%(G)	0.87%	0.87%	0.83%	0.83%	1.08	%(G)	2.18%
Including waiver and/or reimbursement and recapture	0.91	%(G)	0.87%	0.87%	0.82	%(E)	0.88%	1.00	%(G)	1.25%
Net investment income (loss) to average net assets	(0.03	)%(G)	0.02%	0.13%	0.19	%(E)	0.27%	0.16	%(G)	(0.02)%
Portfolio turnover rate	7	%(F)	23%	15%	83%	34%	18	%(F)	15%

(A)	Prior to February 28, 2014, information provided in previous periods reflects The Torray Resolute Fund, which is the accounting survivor pursuant to a Plan of Reorganization. Prior to January 1, 2014, the financial highlights were audited by another independent registered public accounting firm.
(B)	Effective at the close of business on February 28, 2014, the fiscal year end of the Fund changed to October 31. The Financial Highlights represent activity for the ten months of January 1, 2014 – October 31, 2014.
(C)	Calculated based on average number of shares outstanding.
(D)	Rounds to less than $0.01 or $(0.01).
(E)	Please reference the Custody Out-of-Pocket Expense section of the Notes to Financial Statements for more information regarding the reimbursement of custody fees. The amount of the reimbursement on a per share basis was immaterial to the class. The Expenses to average net assets including waiver and/or reimbursement and recapture ratio, and Net investment income (loss) to average net assets ratio would have been 0.00% higher and 0.00% lower, respectively, had the custodian not reimbursed the Fund.
(F)	Not annualized.
(G)	Annualized.

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2019

FINANCIAL HIGHLIGHTS (continued)

For a share outstanding during the periods and years indicated:	Transamerica Concentrated Growth
	Class I2
	April 30, 2019 (unaudited)		October 31, 2018	October 31, 2017	October 31, 2016		October 31, 2015	October 31, 2014 (A)
Net asset value, beginning of period/year	$18.13		$18.01	$17.45	$16.85		$16.26	$15.57

Investment operations:
Net investment income (loss) (B)	0.01		0.02	0.04	0.06	(C)	0.07	0.04
Net realized and unrealized gain (loss)	1.48		1.17	3.13	0.61		0.60	0.65
Total investment operations	1.49		1.19	3.17	0.67		0.67	0.69

Dividends and/or distributions to shareholders:
Net investment income	(0.02)		(0.04)	(0.13)	(0.07)		(0.04)	—
Net realized gains	(1.97)		(1.03)	(2.48)	—		(0.04)	—
Total dividends and/or distributions to shareholders	(1.99)		(1.07)	(2.61)	(0.07)		(0.08)	—

Net asset value, end of period/year	$17.63		$18.13	$18.01	$17.45		$16.85	$16.26
Total return	10.30	%(D)	6.86%	21.02%	4.02%		4.11%	4.43	%(D)

Ratio and supplemental data:
Net assets end of period/year (000’s)	$153,061		$155,403	$190,788	$222,753		$390,712	$353,480
Expenses to average net assets
Excluding waiver and/or reimbursement and recapture	0.81	%(E)	0.77%	0.77%	0.72%		0.73%	0.77	%(E)
Including waiver and/or reimbursement and recapture	0.81	%(E)	0.77%	0.77%	0.72	%(C)	0.73%	0.77	%(E)
Net investment income (loss) to average net assets	0.08	%(E)	0.12%	0.27%	0.36	%(C)	0.41%	0.42	%(E)
Portfolio turnover rate	7	%(D)	23%	15%	83%		34%	18	%(D)

(A)	Commenced operations on March 1, 2014.
(B)	Calculated based on average number of shares outstanding.
(C)	Please reference the Custody Out-of-Pocket Expense section of the Notes to Financial Statements for more information regarding the reimbursement of custody fees. The amount of the reimbursement on a per share basis was immaterial to the class. The Expenses to average net assets including waiver and/or reimbursement and recapture ratio, and Net investment income (loss) to average net assets ratio would have been 0.00% higher and 0.00% lower, respectively, had the custodian not reimbursed the Fund.
(D)	Not annualized.
(E)	Annualized.

For a share outstanding during the period and years indicated:	Transamerica Dividend Focused
	Class A
	April 30, 2019 (unaudited)		October 31, 2018	October 31, 2017	October 31, 2016		October 31, 2015	October 31, 2014
Net asset value, beginning of period/year	$10.59		$11.53	$11.15	$12.75		$13.35	$11.98

Investment operations:
Net investment income (loss) (A)	0.10		0.21	0.20	0.23	(B)	0.23	0.20
Net realized and unrealized gain (loss)	0.17		(0.19)	1.92	0.23		(0.18)	1.47
Total investment operations	0.27		0.02	2.12	0.46		0.05	1.67

Dividends and/or distributions to shareholders:
Net investment income	(0.11)		(0.21)	(0.24)	(0.23)		(0.22)	(0.20)
Net realized gains	(1.45)		(0.75)	(1.50)	(1.83)		(0.43)	(0.10)
Total dividends and/or distributions to shareholders	(1.56)		(0.96)	(1.74)	(2.06)		(0.65)	(0.30)

Net asset value, end of period/year	$9.30		$10.59	$11.53	$11.15		$12.75	$13.35
Total return (C)	4.35	%(D)	(0.20)%	20.35%	4.30%		0.32%	14.14%

Ratio and supplemental data:
Net assets end of period/year (000’s)	$84,231		$83,567	$94,083	$86,943		$51,809	$63,639
Expenses to average net assets
Excluding waiver and/or reimbursement and recapture	1.07	%(E)	1.03%	1.01%	0.97%		0.97%	0.96%
Including waiver and/or reimbursement and recapture	1.07	%(E)	1.03%	1.01%	0.97	%(B)	0.97%	0.96%
Net investment income (loss) to average net assets	2.22	%(E)	1.85%	1.77%	2.09	%(B)	1.74%	1.55%
Portfolio turnover rate	28	%(D)	22%	14%	54%		15%	21%

(A)	Calculated based on average number of shares outstanding.
(B)	Please reference the Custody Out-of-Pocket Expense section of the Notes to Financial Statements for more information regarding the reimbursement of custody fees. The amount of the reimbursement on a per share basis was immaterial to the class. The Expenses to average net assets including waiver and/or reimbursement and recapture ratio, and Net investment income (loss) to average net assets ratio would have been 0.01% higher and 0.01% lower, respectively, had the custodian not reimbursed the Fund.
(C)	Total return has been calculated without deduction of the initial sales charge and contingent deferred sales charge.
(D)	Not annualized.
(E)	Annualized.

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2019

FINANCIAL HIGHLIGHTS (continued)

For a share outstanding during the period and years indicated:	Transamerica Dividend Focused
	Class C
	April 30, 2019 (unaudited)		October 31, 2018	October 31, 2017	October 31, 2016		October 31, 2015	October 31, 2014
Net asset value, beginning of period/year	$10.53		$11.47	$11.09	$12.70		$13.32	$11.96

Investment operations:
Net investment income (loss) (A)	0.06		0.11	0.11	0.14	(B)	0.12	0.09
Net realized and unrealized gain (loss)	0.18		(0.19)	1.91	0.22		(0.19)	1.49
Total investment operations	0.24		(0.08)	2.02	0.36		(0.07)	1.58

Dividends and/or distributions to shareholders:
Net investment income	(0.07)		(0.11)	(0.14)	(0.14)		(0.12)	(0.12)
Net realized gains	(1.45)		(0.75)	(1.50)	(1.83)		(0.43)	(0.10)
Total dividends and/or distributions to shareholders	(1.52)		(0.86)	(1.64)	(1.97)		(0.55)	(0.22)

Net asset value, end of period/year	$9.25		$10.53	$11.47	$11.09		$12.70	$13.32
Total return (C)	3.94	%(D)	(1.06)%	19.42%	3.41%		(0.62)%	13.30%

Ratio and supplemental data:
Net assets end of period/year (000’s)	$4,815		$5,816	$7,080	$7,755		$4,749	$4,419
Expenses to average net assets
Excluding waiver and/or reimbursement and recapture	1.93	%(E)	1.86%	1.84%	1.80%		1.81%	1.81%
Including waiver and/or reimbursement and recapture	1.90	%(E)	1.86%	1.84%	1.80	%(B)	1.81%	1.81%
Net investment income (loss) to average net assets	1.37	%(E)	1.02%	0.96%	1.23	%(B)	0.89%	0.74%
Portfolio turnover rate	28	%(D)	22%	14%	54%		15%	21%

(A)	Calculated based on average number of shares outstanding.
(B)	Please reference the Custody Out-of-Pocket Expense section of the Notes to Financial Statements for more information regarding the reimbursement of custody fees. The amount of the reimbursement on a per share basis was immaterial to the class. The Expenses to average net assets including waiver and/or reimbursement and recapture ratio, and Net investment income (loss) to average net assets ratio would have been 0.00% higher and 0.00% lower, respectively, had the custodian not reimbursed the Fund.
(C)	Total return has been calculated without deduction of the contingent deferred sales charge.
(D)	Not annualized.
(E)	Annualized.

For a share outstanding during the period and years indicated:	Transamerica Dividend Focused
	Class I
	April 30, 2019 (unaudited)		October 31, 2018	October 31, 2017	October 31, 2016		October 31, 2015	October 31, 2014
Net asset value, beginning of period/year	$10.59		$11.52	$11.14	$12.75		$13.35	$11.98

Investment operations:
Net investment income (loss) (A)	0.11		0.22	0.21	0.25	(B)	0.25	0.23
Net realized and unrealized gain (loss)	0.16		(0.17)	1.93	0.22		(0.18)	1.47
Total investment operations	0.27		0.05	2.14	0.47		0.07	1.70

Dividends and/or distributions to shareholders:
Net investment income	(0.12)		(0.23)	(0.26)	(0.25)		(0.24)	(0.23)
Net realized gains	(1.45)		(0.75)	(1.50)	(1.83)		(0.43)	(0.10)
Total dividends and/or distributions to shareholders	(1.57)		(0.98)	(1.76)	(2.08)		(0.67)	(0.33)

Net asset value, end of period/year	$9.29		$10.59	$11.52	$11.14		$12.75	$13.35
Total return	4.35	%(C)	0.06%	20.56%	4.38%		0.49%	14.37%

Ratio and supplemental data:
Net assets end of period/year (000’s)	$12,586		$16,823	$17,286	$10,559		$6,318	$6,311
Expenses to average net assets
Excluding waiver and/or reimbursement and recapture	0.89	%(D)	0.85%	0.84%	0.81%		0.81%	0.80%
Including waiver and/or reimbursement and recapture	0.89	%(D)	0.85%	0.84%	0.80	%(B)	0.81%	0.80%
Net investment income (loss) to average net assets	2.42	%(D)	1.98%	1.91%	2.26	%(B)	1.88%	1.80%
Portfolio turnover rate	28	%(C)	22%	14%	54%		15%	21%

(A)	Calculated based on average number of shares outstanding.
(B)	Please reference the Custody Out-of-Pocket Expense section of the Notes to Financial Statements for more information regarding the reimbursement of custody fees. The amount of the reimbursement on a per share basis was immaterial to the class. The Expenses to average net assets including waiver and/or reimbursement and recapture ratio, and Net investment income (loss) to average net assets ratio would have been 0.01% higher and 0.01% lower, respectively, had the custodian not reimbursed the Fund.
(C)	Not annualized.
(D)	Annualized.

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2019

FINANCIAL HIGHLIGHTS (continued)

For a share outstanding during the period and years indicated:	Transamerica Dividend Focused
	Class I2
	April 30, 2019 (unaudited)		October 31, 2018	October 31, 2017	October 31, 2016		October 31, 2015	October 31, 2014
Net asset value, beginning of period/year	$10.59		$11.53	$11.15	$12.75		$13.36	$11.98

Investment operations:
Net investment income (loss) (A)	0.12		0.24	0.23	0.26	(B)	0.26	0.24
Net realized and unrealized gain (loss)	0.17		(0.19)	1.92	0.23		(0.18)	1.48
Total investment operations	0.29		0.05	2.15	0.49		0.08	1.72

Dividends and/or distributions to shareholders:
Net investment income	(0.13)		(0.24)	(0.27)	(0.26)		(0.26)	(0.24)
Net realized gains	(1.45)		(0.75)	(1.50)	(1.83)		(0.43)	(0.10)
Total dividends and/or distributions to shareholders	(1.58)		(0.99)	(1.77)	(2.09)		(0.69)	(0.34)

Net asset value, end of period/year	$9.30		$10.59	$11.53	$11.15		$12.75	$13.36
Total return	4.52	%(C)	0.08%	20.67%	4.57%		0.52%	14.56%

Ratio and supplemental data:
Net assets end of period/year (000’s)	$444,703		$484,565	$576,947	$672,378		$852,448	$1,402,739
Expenses to average net assets
Excluding waiver and/or reimbursement and recapture	0.79	%(D)	0.75%	0.74%	0.70%		0.71%	0.70%
Including waiver and/or reimbursement and recapture	0.79	%(D)	0.75%	0.74%	0.70	%(B)	0.71%	0.70%
Net investment income (loss) to average net assets	2.51	%(D)	2.14%	2.07%	2.31	%(B)	1.98%	1.88%
Portfolio turnover rate	28	%(C)	22%	14%	54%		15%	21%

(A)	Calculated based on average number of shares outstanding.
(B)	Please reference the Custody Out-of-Pocket Expense section of the Notes to Financial Statements for more information regarding the reimbursement of custody fees. The amount of the reimbursement on a per share basis was immaterial to the class. The Expenses to average net assets including waiver and/or reimbursement and recapture ratio, and Net investment income (loss) to average net assets ratio would have been 0.00% higher and 0.00% lower, respectively, had the custodian not reimbursed the Fund.
(C)	Not annualized.
(D)	Annualized.

For a share outstanding during the periods and years indicated:	Transamerica Dividend Focused
	Class R6
	April 30, 2019 (unaudited)		October 31, 2018	October 31, 2017	October 31, 2016		October 31, 2015 (A)
Net asset value, beginning of period/year	$10.59		$11.52	$11.15	$12.75		$13.25

Investment operations:
Net investment income (loss) (B)	0.12		0.24	0.21	0.27	(C)	0.11
Net realized and unrealized gain (loss)	0.16		(0.18)	1.93	0.22		(0.48)
Total investment operations	0.28		0.06	2.14	0.49		(0.37)

Dividends and/or distributions to shareholders:
Net investment income	(0.13)		(0.24)	(0.27)	(0.26)		(0.13)
Net realized gains	(1.45)		(0.75)	(1.50)	(1.83)		—
Total dividends and/or distributions to shareholders	(1.58)		(0.99)	(1.77)	(2.09)		(0.13)

Net asset value, end of period/year	$9.29		$10.59	$11.52	$11.15		$12.75
Total return	4.41	%(D)	0.17%	20.67%	4.57%		(2.79	)%(D)

Ratio and supplemental data:
Net assets end of period/year (000’s)	$4,314		$4,082	$3,524	$474		$49
Expenses to average net assets
Excluding waiver and/or reimbursement and recapture	0.79	%(E)	0.75%	0.74%	0.71%		0.72	%(E)
Including waiver and/or reimbursement and recapture	0.79	%(E)	0.75%	0.74%	0.70	%(C)	0.72	%(E)
Net investment income (loss) to average net assets	2.50	%(E)	2.11%	1.90%	2.39	%(C)	1.99	%(E)
Portfolio turnover rate	28	%(D)	22%	14%	54%		15%

(A)	Commenced operations on May 29, 2015.
(B)	Calculated based on average number of shares outstanding.
(C)	Please reference the Custody Out-of-Pocket Expense section of the Notes to Financial Statements for more information regarding the reimbursement of custody fees. The amount of the reimbursement on a per share basis was immaterial to the class. The Expenses to average net assets including waiver and/or reimbursement and recapture ratio, and Net investment income (loss) to average net assets ratio would have been 0.01% higher and 0.01% lower, respectively, had the custodian not reimbursed the Fund.
(D)	Not annualized.
(E)	Annualized.

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2019

FINANCIAL HIGHLIGHTS (continued)

For a share outstanding during the period and years indicated:	Transamerica Dynamic Allocation
Class A
April 30, 2019 (unaudited)	October 31, 2018	October 31, 2017	October 31, 2016	October 31, 2015	October 31, 2014
Net asset value, beginning of period/year	$11.81	$11.77	$10.48	$11.10	$11.73	$11.12

Investment operations:
Net investment income (loss) (A)	0.07	0.11	0.11	0.12	(B)	0.07	0.08
Net realized and unrealized gain (loss)	0.36	0.03	1.32	(0.23)	0.04	(C)	0.61
Total investment operations	0.43	0.14	1.43	(0.11)	0.11	0.69

Dividends and/or distributions to shareholders:
Net investment income	(0.12)	(0.10)	(0.14)	(0.05)	(0.11)	(0.05)
Net realized gains	—	—	—	(0.46)	(0.63)	(0.03)
Total dividends and/or distributions to shareholders	(0.12)	(0.10)	(0.14)	(0.51)	(0.74)	(0.08)

Net asset value, end of period/year	$12.12	$11.81	$11.77	$10.48	$11.10	$11.73
Total return (D)	3.75	%(E)	1.17%	13.73%	(0.99)%	0.91%	6.31%

Ratio and supplemental data:
Net assets end of period/year (000’s)	$7,495	$10,935	$8,560	$9,348	$14,100	$12,115
Expenses to average net assets (F)
Excluding waiver and/or reimbursement and recapture	1.54	%(G)	1.56%	1.59%	1.33%	1.36%	1.32%
Including waiver and/or reimbursement and recapture	1.10	%(G)	1.10%	1.10%	1.09	%(B)	1.10%	1.11%
Net investment income (loss) to average net assets	1.17	%(G)	0.95%	0.96%	1.14	%(B)	0.63%	0.70%
Portfolio turnover rate	69	%(E)	25%	3%	142%	308%	194%

(A)	Calculated based on average number of shares outstanding.
(B)	Please reference the Custody Out-of-Pocket Expense section of the Notes to Financial Statements for more information regarding the reimbursement of custody fees. The amount of the reimbursement on a per share basis was immaterial to the class. The Expenses to average net assets including waiver and/or reimbursement and recapture ratio, and Net investment income (loss) to average net assets ratio would have been 0.01% higher and 0.01% lower, respectively, had the custodian not reimbursed the Fund.
(C)	The amount of net realized and unrealized gain/(loss) per share does not correspond with the amounts reported within the Statements of Changes due to the timing of purchases and redemptions of Fund shares and fluctuating market values during the period.
(D)	Total return has been calculated without deduction of the initial sales charge and contingent deferred sales charge.
(E)	Not annualized.
(F)	Does not include expenses of the investment companies and/or ETFs in which the Fund invests.
(G)	Annualized.

For a share outstanding during the period and years indicated:	Transamerica Dynamic Allocation
Class C
April 30, 2019 (unaudited)	October 31, 2018	October 31, 2017	October 31, 2016	October 31, 2015	October 31, 2014
Net asset value, beginning of period/year	$11.63	$11.59	$10.32	$10.96	$11.60	$11.05

Investment operations:
Net investment income (loss) (A)	0.02	0.03	0.02	0.04	(B)	(0.01)	(0.00	)(C)
Net realized and unrealized gain (loss)	0.37	0.02	1.30	(0.22)	0.04	(D)	0.60
Total investment operations	0.39	0.05	1.32	(0.18)	0.03	0.60

Dividends and/or distributions to shareholders:
Net investment income	(0.01)	(0.01)	(0.05)	—	(0.04)	(0.02)
Net realized gains	—	—	—	(0.46)	(0.63)	(0.03)
Total dividends and/or distributions to shareholders	(0.01)	(0.01)	(0.05)	(0.46)	(0.67)	(0.05)

Net asset value, end of period/year	$12.01	$11.63	$11.59	$10.32	$10.96	$11.60
Total return (E)	3.36	%(F)	0.40%	12.82%	(1.64)%	0.15%	5.46%

Ratio and supplemental data:
Net assets end of period/year (000’s)	$5,635	$5,944	$7,231	$8,710	$11,492	$7,266
Expenses to average net assets (G)
Excluding waiver and/or reimbursement and recapture	2.30	%(H)	2.29%	2.32%	2.06%	2.12%	2.09%
Including waiver and/or reimbursement and recapture	1.85	%(H)	1.85%	1.85%	1.83	%(B)	1.85%	1.85%
Net investment income (loss) to average net assets	0.31	%(H)	0.22%	0.21%	0.37	%(B)	(0.13)%	(0.03)%
Portfolio turnover rate	69	%(F)	25%	3%	142%	308%	194%

(A)	Calculated based on average number of shares outstanding.
(B)	Please reference the Custody Out-of-Pocket Expense section of the Notes to Financial Statements for more information regarding the reimbursement of custody fees. The amount of the reimbursement on a per share basis was immaterial to the class. The Expenses to average net assets including waiver and/or reimbursement and recapture ratio, and Net investment income (loss) to average net assets ratio would have been 0.02% higher and 0.02% lower, respectively, had the custodian not reimbursed the Fund.
(C)	Rounds to less than $0.01 or $(0.01).
(D)	The amount of net realized and unrealized gain/(loss) per share does not correspond with the amounts reported within the Statements of Changes due to the timing of purchases and redemptions of Fund shares and fluctuating market values during the period.
(E)	Total return has been calculated without deduction of the contingent deferred sales charge.
(F)	Not annualized.
(G)	Does not include expenses of the investment companies and/or ETFs in which the Fund invests.
(H)	Annualized.

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2019

FINANCIAL HIGHLIGHTS (continued)

For a share outstanding during the period and years indicated:	Transamerica Dynamic Allocation
Class I
April 30, 2019 (unaudited)	October 31, 2018	October 31, 2017	October 31, 2016	October 31, 2015	October 31, 2014
Net asset value, beginning of period/year	$11.78	$11.74	$10.47	$11.08	$11.71	$11.09

Investment operations:
Net investment income (loss) (A)	0.07	0.15	0.13	0.15	(B)	0.10	0.11
Net realized and unrealized gain (loss)	0.37	0.02	1.31	(0.23)	0.04	(C)	0.61
Total investment operations	0.44	0.17	1.44	(0.08)	0.14	0.72

Dividends and/or distributions to shareholders:
Net investment income	(0.14)	(0.13)	(0.17)	(0.07)	(0.14)	(0.07)
Net realized gains	—	—	—	(0.46)	(0.63)	(0.03)
Total dividends and/or distributions to shareholders	(0.14)	(0.13)	(0.17)	(0.53)	(0.77)	(0.10)

Net asset value, end of period/year	$12.08	$11.78	$11.74	$10.47	$11.08	$11.71
Total return	3.87	%(D)	1.45%	13.89%	(0.65)%	1.15%	6.57%

Ratio and supplemental data:
Net assets end of period/year (000’s)	$2,886	$2,610	$3,012	$2,324	$3,889	$3,521
Expenses to average net assets (E)
Excluding waiver and/or reimbursement and recapture	1.26	%(F)	1.26%	1.29%	1.03%	1.08%	1.03%
Including waiver and/or reimbursement and recapture	0.85	%(F)	0.85%	0.85%	0.83	%(B)	0.85%	0.85%
Net investment income (loss) to average net assets	1.27	%(F)	1.22%	1.21%	1.39	%(B)	0.91%	0.98%
Portfolio turnover rate	69	%(D)	25%	3%	142%	308%	194%

(A)	Calculated based on average number of shares outstanding.
(B)	Please reference the Custody Out-of-Pocket Expense section of the Notes to Financial Statements for more information regarding the reimbursement of custody fees. The amount of the reimbursement on a per share basis was immaterial to the class. The Expenses to average net assets including waiver and/or reimbursement and recapture ratio, and Net investment income (loss) to average net assets ratio would have been 0.02% higher and 0.02% lower, respectively, had the custodian not reimbursed the Fund.
(C)	The amount of net realized and unrealized gain/(loss) per share does not correspond with the amounts reported within the Statements of Changes due to the timing of purchases and redemptions of Fund shares and fluctuating market values during the period.
(D)	Not annualized.
(E)	Does not include expenses of the investment companies and/or ETFs in which the Fund invests.
(F)	Annualized.

For a share outstanding during the period and years indicated:	Transamerica Dynamic Income
	Class A
	April 30, 2019 (unaudited)		October 31, 2018	October 31, 2017	October 31, 2016		October 31, 2015	October 31, 2014
Net asset value, beginning of period/year	$8.83		$9.45	$9.46	$9.38		$10.48	$10.16

Investment operations:
Net investment income (loss) (A)	0.21		0.32	0.32	0.36	(B)	0.39	0.38
Net realized and unrealized gain (loss)	0.22		(0.54)	0.06	0.32		(0.87)	0.26
Total investment operations	0.43		(0.22)	0.38	0.68		(0.48)	0.64

Dividends and/or distributions to shareholders:
Net investment income	(0.23)		(0.32)	(0.32)	(0.33)		(0.45)	(0.32)
Net realized gains	—		—	—	(0.20)		(0.17)	—
Return of capital	—		(0.08)	(0.07)	(0.07)		—	—
Total dividends and/or distributions to shareholders	(0.23)		(0.40)	(0.39)	(0.60)		(0.62)	(0.32)

Net asset value, end of period/year	$9.03		$8.83	$9.45	$9.46		$9.38	$10.48
Total return (C)	4.89	%(D)	(2.38)%	4.12%	7.79%		(4.78)%	6.39%

Ratio and supplemental data:
Net assets end of period/year (000’s)	$58,774		$68,424	$97,964	$122,240		$175,092	$259,348
Expenses to average net assets (E)
Excluding waiver and/or reimbursement and recapture	1.00	%(F)	0.93%	0.89%	0.89%		0.89%	0.89%
Including waiver and/or reimbursement and recapture	0.92	%(F)	0.92%	0.89%	0.88	%(B)	0.89%	0.87%
Net investment income (loss) to average net assets	4.64	%(F)	3.48%	3.41%	3.89	%(B)	3.84%	3.63%
Portfolio turnover rate	8	%(D)	23%	9%	27%		159%	102%

(A)	Calculated based on average number of shares outstanding.
(B)	Please reference the Custody Out-of-Pocket Expense section of the Notes to Financial Statements for more information regarding the reimbursement of custody fees. The amount of the reimbursement on a per share basis was immaterial to the class. The Expenses to average net assets including waiver and/or reimbursement and recapture ratio, and Net investment income (loss) to average net assets ratio would have been 0.01% higher and 0.01% lower, respectively, had the custodian not reimbursed the Fund.
(C)	Total return has been calculated without deduction of the initial sales charge and contingent deferred sales charge.
(D)	Not annualized.
(E)	Does not include expenses of the investment companies and/or ETFs in which the Fund invests.
(F)	Annualized.

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2019

FINANCIAL HIGHLIGHTS (continued)

For a share outstanding during the period and years indicated:	Transamerica Dynamic Income
	Class C
	April 30, 2019 (unaudited)		October 31, 2018	October 31, 2017	October 31, 2016		October 31, 2015	October 31, 2014
Net asset value, beginning of period/year	$8.79		$9.41	$9.42	$9.34		$10.44	$10.12

Investment operations:
Net investment income (loss) (A)	0.17		0.26	0.25	0.28	(B)	0.31	0.29
Net realized and unrealized gain (loss)	0.21		(0.54)	0.06	0.33		(0.87)	0.27
Total investment operations	0.38		(0.28)	0.31	0.61		(0.56)	0.56

Dividends and/or distributions to shareholders:
Net investment income	(0.19)		(0.27)	(0.26)	(0.28)		(0.37)	(0.24)
Net realized gains	—		—	—	(0.20)		(0.17)	—
Return of capital	—		(0.07)	(0.06)	(0.05)		—	—
Total dividends and/or distributions to shareholders	(0.19)		(0.34)	(0.32)	(0.53)		(0.54)	(0.24)

Net asset value, end of period/year	$8.98		$8.79	$9.41	$9.42		$9.34	$10.44
Total return (C)	4.41	%(D)	(3.07)%	3.34%	7.00%		(5.53)%	5.61%

Ratio and supplemental data:
Net assets end of period/year (000’s)	$94,137		$108,855	$161,999	$210,600		$289,060	$400,142
Expenses to average net assets (E)
Excluding waiver and/or reimbursement and recapture	1.76	%(F)	1.69%	1.65%	1.65%		1.65%	1.63%
Including waiver and/or reimbursement and recapture	1.67	%(F)	1.67%	1.65%	1.64	%(B)	1.65%	1.63%
Net investment income (loss) to average net assets	3.87	%(F)	2.77%	2.68%	3.11	%(B)	3.09%	2.86%
Portfolio turnover rate	8	%(D)	23%	9%	27%		159%	102%

(A)	Calculated based on average number of shares outstanding.
(B)	Please reference the Custody Out-of-Pocket Expense section of the Notes to Financial Statements for more information regarding the reimbursement of custody fees. The amount of the reimbursement on a per share basis was immaterial to the class. The Expenses to average net assets including waiver and/or reimbursement and recapture ratio, and Net investment income (loss) to average net assets ratio would have been 0.01% higher and 0.01% lower, respectively, had the custodian not reimbursed the Fund.
(C)	Total return has been calculated without deduction of the contingent deferred sales charge.
(D)	Not annualized.
(E)	Does not include expenses of the investment companies and/or ETFs in which the Fund invests.
(F)	Annualized.

For a share outstanding during the period and years indicated:	Transamerica Dynamic Income
	Class I
	April 30, 2019 (unaudited)		October 31, 2018	October 31, 2017	October 31, 2016		October 31, 2015	October 31, 2014
Net asset value, beginning of period/year	$8.84		$9.45	$9.46	$9.38		$10.48	$10.16

Investment operations:
Net investment income (loss) (A)	0.21		0.35	0.35	0.39	(B)	0.41	0.40
Net realized and unrealized gain (loss)	0.22		(0.53)	0.06	0.31		(0.87)	0.26
Total investment operations	0.43		(0.18)	0.41	0.70		(0.46)	0.66

Dividends and/or distributions to shareholders:
Net investment income	(0.24)		(0.34)	(0.34)	(0.35)		(0.47)	(0.34)
Net realized gains	—		—	—	(0.20)		(0.17)	—
Return of capital	—		(0.09)	(0.08)	(0.07)		—	—
Total dividends and/or distributions to shareholders	(0.24)		(0.43)	(0.42)	(0.62)		(0.64)	(0.34)

Net asset value, end of period/year	$9.03		$8.84	$9.45	$9.46		$9.38	$10.48
Total return	4.91	%(C)	(2.04)%	4.37%	8.06%		(4.56)%	6.64%

Ratio and supplemental data:
Net assets end of period/year (000’s)	$37,375		$43,330	$66,235	$83,297		$144,733	$242,703
Expenses to average net assets (D)
Excluding waiver and/or reimbursement and recapture	0.73	%(E)	0.68%	0.66%	0.65%		0.66%	0.64%
Including waiver and/or reimbursement and recapture	0.67	%(E)	0.67%	0.66%	0.64	%(B)	0.66%	0.64%
Net investment income (loss) to average net assets	4.84	%(E)	3.78%	3.66%	4.25	%(B)	4.05%	3.83%
Portfolio turnover rate	8	%(C)	23%	9%	27%		159%	102%

(A)	Calculated based on average number of shares outstanding.
(B)	Please reference the Custody Out-of-Pocket Expense section of the Notes to Financial Statements for more information regarding the reimbursement of custody fees. The amount of the reimbursement on a per share basis was immaterial to the class. The Expenses to average net assets including waiver and/or reimbursement and recapture ratio, and Net investment income (loss) to average net assets ratio would have been 0.01% higher and 0.01% lower, respectively, had the custodian not reimbursed the Fund.
(C)	Not annualized.
(D)	Does not include expenses of the investment companies and/or ETFs in which the Fund invests.
(E)	Annualized.

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2019

FINANCIAL HIGHLIGHTS (continued)

For a share outstanding during the period and years indicated:	Transamerica Emerging Markets Debt
	Class A
	April 30, 2019 (unaudited)		October 31, 2018	October 31, 2017	October 31, 2016		October 31, 2015	October 31, 2014
Net asset value, beginning of period/year	$9.85		$10.92	$10.50	$9.70		$10.75	$10.83

Investment operations:
Net investment income (loss) (A)	0.29		0.51	0.55	0.63	(B)	0.60	0.61
Net realized and unrealized gain (loss)	0.31		(1.23)	0.38	0.49		(1.26)	(0.11)
Total investment operations	0.60		(0.72)	0.93	1.12		(0.66)	0.50

Dividends and/or distributions to shareholders:
Net investment income	(0.16)		(0.32)	(0.51)	(0.30)		(0.39)	(0.58)
Return of capital	—		(0.03)	—	(0.02)		—	—
Total dividends and/or distributions to shareholders	(0.16)		(0.35)	(0.51)	(0.32)		(0.39)	(0.58)

Net asset value, end of period/year	$10.29		$9.85	$10.92	$10.50		$9.70	$10.75
Total return (C)	6.14	%(D)	(6.65)%	8.96%	11.86%		(6.30)%	4.81%

Ratio and supplemental data:
Net assets end of period/year (000’s)	$8,824		$15,294	$21,804	$35,765		$59,093	$81,684
Expenses to average net assets
Excluding waiver and/or reimbursement and recapture	1.29	%(E)	1.12%	1.12%	1.15%		1.11%	1.18%
Including waiver and/or reimbursement and recapture	1.25	%(E)	1.12%	1.12%	1.15	%(B)	1.11%	1.18%
Net investment income (loss) to average net assets	5.74	%(E)	4.81%	5.20%	6.39	%(B)	5.94%	5.68%
Portfolio turnover rate	118	%(D)	221%	247%	257%		237%	321%

(A)	Calculated based on average number of shares outstanding.
(B)	Please reference the Custody Out-of-Pocket Expense section of the Notes to Financial Statements for more information regarding the reimbursement of custody fees. The amount of the reimbursement on a per share basis was immaterial to the class. The Expenses to average net assets including waiver and/or reimbursement and recapture ratio, and Net investment income (loss) to average net assets ratio would have been 0.00% higher and 0.00% lower, respectively, had the custodian not reimbursed the Fund.
(C)	Total return has been calculated without deduction of the initial sales charge and contingent deferred sales charge.
(D)	Not annualized.
(E)	Annualized.

For a share outstanding during the period and years indicated:	Transamerica Emerging Markets Debt
	Class C
	April 30, 2019 (unaudited)		October 31, 2018	October 31, 2017	October 31, 2016		October 31, 2015	October 31, 2014
Net asset value, beginning of period/year	$9.76		$10.85	$10.43	$9.66		$10.72	$10.80

Investment operations:
Net investment income (loss) (A)	0.26		0.42	0.48	0.55	(B)	0.53	0.54
Net realized and unrealized gain (loss)	0.32		(1.22)	0.36	0.49		(1.26)	(0.11)
Total investment operations	0.58		(0.80)	0.84	1.04		(0.73)	0.43

Dividends and/or distributions to shareholders:
Net investment income	(0.13)		(0.26)	(0.42)	(0.25)		(0.33)	(0.51)
Return of capital	—		(0.03)	—	(0.02)		—	—
Total dividends and/or distributions to shareholders	(0.13)		(0.29)	(0.42)	(0.27)		(0.33)	(0.51)

Net asset value, end of period/year	$10.21		$9.76	$10.85	$10.43		$9.66	$10.72
Total return (C)	5.79	%(D)	(7.36)%	8.26%	11.01%		(7.02)%	4.12%

Ratio and supplemental data:
Net assets end of period/year (000’s)	$9,741		$10,089	$14,023	$14,363		$17,462	$27,202
Expenses to average net assets
Excluding waiver and/or reimbursement and recapture	1.92	%(E)	1.88%	1.87%	1.89%		1.84%	1.84%
Including waiver and/or reimbursement and recapture	1.92	%(E)	1.88%	1.87%	1.88	%(B)	1.84%	1.84%
Net investment income (loss) to average net assets	5.20	%(E)	4.03%	4.53%	5.56	%(B)	5.23%	5.02%
Portfolio turnover rate	118	%(D)	221%	247%	257%		237%	321%

(A)	Calculated based on average number of shares outstanding.
(B)	Please reference the Custody Out-of-Pocket Expense section of the Notes to Financial Statements for more information regarding the reimbursement of custody fees. The amount of the reimbursement on a per share basis was immaterial to the class. The Expenses to average net assets including waiver and/or reimbursement and recapture ratio, and Net investment income (loss) to average net assets ratio would have been 0.01% higher and 0.01% lower, respectively, had the custodian not reimbursed the Fund.
(C)	Total return has been calculated without deduction of the contingent deferred sales charge.
(D)	Not annualized.
(E)	Annualized.

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2019

FINANCIAL HIGHLIGHTS (continued)

For a share outstanding during the period and years indicated:	Transamerica Emerging Markets Debt
	Class I
	April 30, 2019 (unaudited)		October 31, 2018	October 31, 2017	October 31, 2016		October 31, 2015	October 31, 2014
Net asset value, beginning of period/year	$9.88		$10.95	$10.52	$9.72		$10.78	$10.85

Investment operations:
Net investment income (loss) (A)	0.32		0.54	0.60	0.66	(B)	0.64	0.65
Net realized and unrealized gain (loss)	0.33		(1.24)	0.37	0.49		(1.27)	(0.10)
Total investment operations	0.65		(0.70)	0.97	1.15		(0.63)	0.55

Dividends and/or distributions to shareholders:
Net investment income	(0.19)		(0.33)	(0.54)	(0.33)		(0.43)	(0.62)
Return of capital	—		(0.04)	—	(0.02)		—	—
Total dividends and/or distributions to shareholders	(0.19)		(0.37)	(0.54)	(0.35)		(0.43)	(0.62)

Net asset value, end of period/year	$10.34		$9.88	$10.95	$10.52		$9.72	$10.78
Total return	6.40	%(C)	(6.36)%	9.33%	12.27%		(6.03)%	5.30%

Ratio and supplemental data:
Net assets end of period/year (000’s)	$500,233		$481,999	$682,535	$618,258		$581,888	$340,068
Expenses to average net assets
Excluding waiver and/or reimbursement and recapture	0.82	%(D)	0.82%	0.82%	0.82%		0.81%	0.81%
Including waiver and/or reimbursement and recapture	0.82	%(D)	0.82%	0.82%	0.82	%(B)	0.81%	0.81%
Net investment income (loss) to average net assets	6.28	%(D)	5.12%	5.62%	6.60	%(B)	6.39%	6.00%
Portfolio turnover rate	118	%(C)	221%	247%	257%		237%	321%

(A)	Calculated based on average number of shares outstanding.
(B)	Please reference the Custody Out-of-Pocket Expense section of the Notes to Financial Statements for more information regarding the reimbursement of custody fees. The amount of the reimbursement on a per share basis was immaterial to the class. The Expenses to average net assets including waiver and/or reimbursement and recapture ratio, and Net investment income (loss) to average net assets ratio would have been 0.01% higher and 0.01% lower, respectively, had the custodian not reimbursed the Fund.
(C)	Not annualized.
(D)	Annualized.

For a share outstanding during the period and years indicated:	Transamerica Emerging Markets Debt
	Class I2
	April 30, 2019 (unaudited)		October 31, 2018	October 31, 2017	October 31, 2016		October 31, 2015	October 31, 2014
Net asset value, beginning of period/year	$9.89		$10.95	$10.52	$9.72		$10.78	$10.85

Investment operations:
Net investment income (loss) (A)	0.32		0.55	0.62	0.65	(B)	0.64	0.66
Net realized and unrealized gain (loss)	0.32		(1.23)	0.36	0.51		(1.26)	(0.10)
Total investment operations	0.64		(0.68)	0.98	1.16		(0.62)	0.56

Dividends and/or distributions to shareholders:
Net investment income	(0.19)		(0.34)	(0.55)	(0.33)		(0.44)	(0.63)
Return of capital	—		(0.04)	—	(0.03)		—	—
Total dividends and/or distributions to shareholders	(0.19)		(0.38)	(0.55)	(0.36)		(0.44)	(0.63)

Net asset value, end of period/year	$10.34		$9.89	$10.95	$10.52		$9.72	$10.78
Total return	6.45	%(C)	(6.21)%	9.44%	12.25%		(5.86)%	5.39%

Ratio and supplemental data:
Net assets end of period/year (000’s)	$154,025		$161,794	$214,450	$169,122		$60,406	$143,512
Expenses to average net assets
Excluding waiver and/or reimbursement and recapture	0.72	%(D)	0.73%	0.72%	0.72%		0.70%	0.71%
Including waiver and/or reimbursement and recapture	0.72	%(D)	0.73%	0.72%	0.72	%(B)	0.70%	0.71%
Net investment income (loss) to average net assets	6.41	%(D)	5.21%	5.83%	6.48	%(B)	6.29%	6.16%
Portfolio turnover rate	118	%(C)	221%	247%	257%		237%	321%

(A)	Calculated based on average number of shares outstanding.
(B)	Please reference the Custody Out-of-Pocket Expense section of the Notes to Financial Statements for more information regarding the reimbursement of custody fees. The amount of the reimbursement on a per share basis was immaterial to the class. The Expenses to average net assets including waiver and/or reimbursement and recapture ratio, and Net investment income (loss) to average net assets ratio would have been 0.01% higher and 0.01% lower, respectively, had the custodian not reimbursed the Fund.
(C)	Not annualized.
(D)	Annualized.

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2019

FINANCIAL HIGHLIGHTS (continued)

For a share outstanding during the periods and years indicated:	Transamerica Emerging Markets Debt
	Class R6
	April 30, 2019 (unaudited)		October 31, 2018	October 31, 2017	October 31, 2016		October 31, 2015 (A)
Net asset value, beginning of period/year	$9.88		$10.94	$10.52	$9.71		$10.37

Investment operations:
Net investment income (loss) (B)	0.32		0.58	0.64	0.66	(C)	0.28
Net realized and unrealized gain (loss)	0.33		(1.26)	0.33	0.51		(0.66)
Total investment operations	0.65		(0.68)	0.97	1.17		(0.38)

Dividends and/or distributions to shareholders:
Net investment income	(0.19)		(0.34)	(0.55)	(0.33)		(0.28)
Return of capital	—		(0.04)	—	(0.03)		—
Total dividends and/or distributions to shareholders	(0.19)		(0.38)	(0.55)	(0.36)		(0.28)

Net asset value, end of period/year	$10.34		$9.88	$10.94	$10.52		$9.71
Total return	6.45	%(D)	(6.30)%	9.45%	12.36%		(3.71	)%(D)

Ratio and supplemental data:
Net assets end of period/year (000’s)	$5,301		$5,512	$6,933	$87		$48
Expenses to average net assets
Excluding waiver and/or reimbursement and recapture	0.72	%(E)	0.73%	0.72%	0.72%		0.71	%(E)
Including waiver and/or reimbursement and recapture	0.72	%(E)	0.73%	0.72%	0.72	%(C)	0.71	%(E)
Net investment income (loss) to average net assets	6.39	%(E)	5.50%	5.87%	6.62	%(C)	6.66	%(E)
Portfolio turnover rate	118	%(D)	221%	247%	257%		237%

(A)	Commenced operations on May 29, 2015.
(B)	Calculated based on average number of shares outstanding.
(C)	Please reference the Custody Out-of-Pocket Expense section of the Notes to Financial Statements for more information regarding the reimbursement of custody fees. The amount of the reimbursement on a per share basis was immaterial to the class. The Expenses to average net assets including waiver and/or reimbursement and recapture ratio, and Net investment income (loss) to average net assets ratio would have been 0.01% higher and 0.01% lower, respectively, had the custodian not reimbursed the Fund.
(D)	Not annualized.
(E)	Annualized.

For a share outstanding during the period and years indicated:	Transamerica Emerging Markets Equity
	Class A
	April 30, 2019 (unaudited)		October 31, 2018		October 31, 2017	October 31, 2016		October 31, 2015	October 31, 2014
Net asset value, beginning of period/year	$9.25		$11.01		$8.83	$8.50		$10.25	$10.40

Investment operations:
Net investment income (loss) (A)	(0.01)		0.07		0.12	0.07	(B)	0.06	0.11
Net realized and unrealized gain (loss)	0.86		(1.75)		2.20	0.34		(1.70)	(0.16)
Total investment operations	0.85		(1.68)		2.32	0.41		(1.64)	(0.05)

Dividends and/or distributions to shareholders:
Net investment income	(0.03)		(0.08)		(0.14)	(0.08)		(0.11)	(0.10)

Net asset value, end of period/year	$10.07		$9.25		$11.01	$8.83		$8.50	$10.25
Total return (C)	9.21	%(D)	(15.32)%		26.75%	4.88%		(16.17)%	(0.40)%

Ratio and supplemental data:
Net assets end of period/year (000’s)	$4,880		$4,331		$10,421	$2,368		$1,669	$1,495
Expenses to average net assets
Excluding waiver and/or reimbursement and recapture	1.60	%(E)(F)	1.53	%(F)	1.59%	1.73%		1.60%	1.62%
Including waiver and/or reimbursement and recapture	1.59	%(E)(F)(G)	1.53	%(F)	1.59%	1.72	%(B)	1.60%	1.62%
Net investment income (loss) to average net assets	(0.23	)%(E)	0.61%		1.16%	0.87	%(B)	0.63%	1.05%
Portfolio turnover rate	26	%(D)	75%		49%	61%		89%	69%

(A)	Calculated based on average number of shares outstanding.
(B)	Please reference the Custody Out-of-Pocket Expense section of the Notes to Financial Statements for more information regarding the reimbursement of custody fees. The amount of the reimbursement on a per share basis was immaterial to the class. The Expenses to average net assets including waiver and/or reimbursement and recapture ratio, and Net investment income (loss) to average net assets ratio would have been 0.01% higher and 0.01% lower, respectively, had the custodian not reimbursed the Fund.
(C)	Total return has been calculated without deduction of the initial sales charge and contingent deferred sales charge.
(D)	Not annualized.
(E)	Annualized.
(F)	Does not include expenses of the investment companies and/or ETFs in which the Fund invests.
(G)	TAM has voluntarily agreed to waive a portion of its management fee.

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2019

FINANCIAL HIGHLIGHTS (continued)

For a share outstanding during the period and years indicated:	Transamerica Emerging Markets Equity
	Class C
	April 30, 2019 (unaudited)		October 31, 2018		October 31, 2017	October 31, 2016		October 31, 2015	October 31, 2014
Net asset value, beginning of period/year	$9.15		$10.89		$8.74	$8.41		$10.14	$10.32

Investment operations:
Net investment income (loss) (A)	(0.04)		0.01		0.02	0.02	(B)	0.01	0.04
Net realized and unrealized gain (loss)	0.86		(1.75)		2.22	0.34		(1.70)	(0.15)
Total investment operations	0.82		(1.74)		2.24	0.36		(1.69)	(0.11)

Dividends and/or distributions to shareholders:
Net investment income	—		(0.00	)(C)	(0.09)	(0.03)		(0.04)	(0.07)

Net asset value, end of period/year	$9.97		$9.15		$10.89	$8.74		$8.41	$10.14
Total return (D)	8.96	%(E)	(15.95)%		25.97%	4.28%		(16.73)%	(1.05)%

Ratio and supplemental data:
Net assets end of period/year (000’s)	$1,298		$1,625		$2,552	$1,846		$1,882	$1,424
Expenses to average net assets
Excluding waiver and/or reimbursement and recapture	2.20	%(F)(G)	2.23	%(G)	2.28%	2.33%		2.28%	2.29%
Including waiver and/or reimbursement and recapture	2.20	%(F)(G)(H)(I)	2.23	%(G)	2.28%	2.32	%(B)	2.28%	2.29%
Net investment income (loss) to average net assets	(0.89	)%(F)	0.09%		0.23%	0.23	%(B)	0.08%	0.36%
Portfolio turnover rate	26	%(E)	75%		49%	61%		89%	69%

(A)	Calculated based on average number of shares outstanding.
(B)	Please reference the Custody Out-of-Pocket Expense section of the Notes to Financial Statements for more information regarding the reimbursement of custody fees. The amount of the reimbursement on a per share basis was immaterial to the class. The Expenses to average net assets including waiver and/or reimbursement and recapture ratio, and Net investment income (loss) to average net assets ratio would have been 0.01% higher and 0.01% lower, respectively, had the custodian not reimbursed the Fund.
(C)	Rounds to less than $0.01 or $(0.01).
(D)	Total return has been calculated without deduction of the contingent deferred sales charge.
(E)	Not annualized.
(F)	Annualized.
(G)	Does not include expenses of the investment companies and/or ETFs in which the Fund invests.
(H)	Waiver and/or reimbursement rounds to less than 0.01%.
(I)	TAM has voluntarily agreed to waive a portion of its management fee.

For a share outstanding during the period and years indicated:	Transamerica Emerging Markets Equity
	Class I
	April 30, 2019 (unaudited)		October 31, 2018		October 31, 2017	October 31, 2016		October 31, 2015	October 31, 2014
Net asset value, beginning of period/year	$9.32		$11.07		$8.88	$8.55		$10.30	$10.43

Investment operations:
Net investment income (loss) (A)	0.01		0.13		0.17	0.08	(B)	0.10	0.12
Net realized and unrealized gain (loss)	0.87		(1.77)		2.19	0.36		(1.72)	(0.13)
Total investment operations	0.88		(1.64)		2.36	0.44		(1.62)	(0.01)

Dividends and/or distributions to shareholders:
Net investment income	(0.09)		(0.11)		(0.17)	(0.11)		(0.13)	(0.12)

Net asset value, end of period/year	$10.11		$9.32		$11.07	$8.88		$8.55	$10.30
Total return	9.59	%(C)	(15.01)%		27.20%	5.30%		(15.89)%	(0.04)%

Ratio and supplemental data:
Net assets end of period/year (000’s)	$7,673		$6,653		$8,072	$476		$1,281	$1,147
Expenses to average net assets
Excluding waiver and/or reimbursement and recapture	1.09	%(D)(E)	1.20	%(E)	1.27%	1.31%		1.25%	1.29%
Including waiver and/or reimbursement and recapture	1.08	%(D)(E)(F)	1.20	%(E)	1.27%	1.31	%(B)	1.25%	1.29%
Net investment income (loss) to average net assets	0.28	%(D)	1.20%		1.64%	1.04	%(B)	1.01%	1.22%
Portfolio turnover rate	26	%(C)	75%		49%	61%		89%	69%

(A)	Calculated based on average number of shares outstanding.
(B)	Please reference the Custody Out-of-Pocket Expense section of the Notes to Financial Statements for more information regarding the reimbursement of custody fees. The amount of the reimbursement on a per share basis was immaterial to the class. The Expenses to average net assets including waiver and/or reimbursement and recapture ratio, and Net investment income (loss) to average net assets ratio would have been 0.01% higher and 0.01% lower, respectively, had the custodian not reimbursed the Fund.
(C)	Not annualized.
(D)	Annualized.
(E)	Does not include expenses of the investment companies and/or ETFs in which the Fund invests.
(F)	TAM has voluntarily agreed to waive a portion of its management fee.

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2019

FINANCIAL HIGHLIGHTS (continued)

For a share outstanding during the period and years indicated:	Transamerica Emerging Markets Equity
	Class I2
	April 30, 2019 (unaudited)		October 31, 2018		October 31, 2017	October 31, 2016		October 31, 2015	October 31, 2014
Net asset value, beginning of period/year	$9.33		$11.08		$8.89	$8.56		$10.30	$10.44

Investment operations:
Net investment income (loss) (A)	0.02		0.19		0.13	0.12	(B)	0.12	0.15
Net realized and unrealized gain (loss)	0.86		(1.83)		2.24	0.33		(1.72)	(0.16)
Total investment operations	0.88		(1.64)		2.37	0.45		(1.60)	(0.01)

Dividends and/or distributions to shareholders:
Net investment income	(0.11)		(0.11)		(0.18)	(0.12)		(0.14)	(0.13)

Net asset value, end of period/year	$10.10		$9.33		$11.08	$8.89		$8.56	$10.30
Total return	9.53	%(C)	(14.94)%		27.35%	5.41%		(15.74)%	(0.02)%

Ratio and supplemental data:
Net assets end of period/year (000’s)	$868,246		$847,485		$217,617	$146,458		$270,402	$241,658
Expenses to average net assets
Excluding waiver and/or reimbursement and recapture	0.99	%(D)(E)	1.10	%(E)	1.17%	1.19%		1.14%	1.17%
Including waiver and/or reimbursement and recapture	0.98	%(D)(E)(F)	1.10	%(E)	1.17%	1.18	%(B)	1.14%	1.17%
Net investment income (loss) to average net assets	0.38	%(D)	1.83%		1.37%	1.46	%(B)	1.26%	1.44%
Portfolio turnover rate	26	%(C)	75%		49%	61%		89%	69%

(A)	Calculated based on average number of shares outstanding.
(B)	Please reference the Custody Out-of-Pocket Expense section of the Notes to Financial Statements for more information regarding the reimbursement of custody fees. The amount of the reimbursement on a per share basis was immaterial to the class. The Expenses to average net assets including waiver and/or reimbursement and recapture ratio, and Net investment income (loss) to average net assets ratio would have been 0.01% higher and 0.01% lower, respectively, had the custodian not reimbursed the Fund.
(C)	Not annualized.
(D)	Annualized.
(E)	Does not include expenses of the investment companies and/or ETFs in which the Fund invests.
(F)	TAM has voluntarily agreed to waive a portion of its management fee.

For a share outstanding during the periods and year indicated:	Transamerica Event Driven
	Class I
	April 30, 2019 (unaudited)		October 31, 2018	October 31, 2017 (A)
Net asset value, beginning of period/year	$10.36		$10.46	$9.78

Investment operations:
Net investment income (loss) (B)	0.02		(0.02)	0.10
Net realized and unrealized gain (loss)	0.30		0.08	0.60
Total investment operations	0.32		0.06	0.70

Dividends and/or distributions to shareholders:
Net investment income	(0.00	)(C)	(0.16)	(0.02)
Net realized gains	(0.19)		—	—
Total dividends and/or distributions to shareholders	(0.19)		(0.16)	(0.02)

Net asset value, end of period/year	$10.49		$10.36	$10.46
Total return	3.26	%(D)	0.57%	7.19	%(D)

Ratio and supplemental data:
Net assets end of period/year (000’s)	$858		$706	$60
Expenses to average net assets (E)
Excluding waiver and/or reimbursement and recapture, including dividends, interest and fees for borrowings from securities sold short	1.60	%(F)	1.69%	1.81	%(F)
Including waiver and/or reimbursement and recapture, including dividends, interest and fees for borrowings from securities sold short	1.56	%(F)	1.49%	1.44	%(F)
Including waiver and/or reimbursement and recapture, excluding dividends, interest and fees from borrowings from securities sold short	1.35	%(F)	1.35%	1.38	%(F)
Net investment income (loss) to average net assets	0.40	%(F)	(0.15)%	1.03	%(F)
Portfolio turnover rate	113	%(D)	514%	633%

(A)	Commenced operations on November 11, 2016.
(B)	Calculated based on average number of shares outstanding.
(C)	Rounds to less than $0.01 or $(0.01).
(D)	Not annualized.
(E)	Does not include expenses of the investment companies and/or ETFs in which the Fund invests.
(F)	Annualized.

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2019

FINANCIAL HIGHLIGHTS (continued)

For a share outstanding during the periods and years indicated:	Transamerica Event Driven
	Class I2
	April 30, 2019 (unaudited)		October 31, 2018	October 31, 2017	October 31, 2016		October 31, 2015 (A)
Net asset value, beginning of period/year	$10.22		$10.31	$9.83	$9.66		$10.00

Investment operations:
Net investment income (loss) (B)	0.02		(0.04)	0.16	0.15	(C)	(0.03	)(D)
Net realized and unrealized gain (loss)	0.29		0.11	0.48	0.04	(E)	(0.31	)(D)
Total investment operations	0.31		0.07	0.64	0.19		(0.34)

Dividends and/or distributions to shareholders:
Net investment income	(0.00	)(F)	(0.16)	(0.16)	(0.02)		—
Net realized gains	(0.19)		—	—	—		—
Total dividends and/or distributions to shareholders	(0.19)		(0.16)	(0.16)	(0.02)		—

Net asset value, end of period/year	$10.34		$10.22	$10.31	$9.83		$9.66
Total return	3.31	%(G)	0.68%	6.55%	1.98%		(3.30	)%(G)

Ratio and supplemental data:
Net assets end of period/year (000’s)	$106,573		$116,012	$90,175	$97,399		$125,039
Expenses to average net assets (H)
Excluding waiver and/or reimbursement and recapture, including dividends, interest and fees for borrowings from securities sold short	1.50	%(I)	1.68%	1.76%	2.57%		2.96	%(D)(I)
Including waiver and/or reimbursement and recapture, including dividends, interest and fees for borrowings from securities sold short	1.57	%(I)	1.60%	1.62%	2.53	%(C)	2.77	%(D)(I)
Including waiver and/or reimbursement and recapture, excluding dividends, interest and fees from borrowings from securities sold short	1.36	%(I)(J)	1.35%	1.45%	1.73	%(C)	1.66	%(I)
Net investment income (loss) to average net assets	0.40	%(I)	(0.40)%	1.55%	1.62	%(C)	(0.44	)%(D)(I)
Portfolio turnover rate	113	%(G)	514%	633%	579%		305%

(A)	Commenced operations on March 31, 2015.
(B)	Calculated based on average number of shares outstanding.
(C)	Please reference the Custody Out-of-Pocket Expense section of the Notes to Financial Statements for more information regarding the reimbursement of custody fees. The amount of the reimbursement on a per share basis was immaterial to the class. The Expenses to average net assets including waiver and/or reimbursement and recapture ratio, and Net investment income (loss) to average net assets ratio would have been 0.00% higher and 0.00% lower, respectively, had the custodian not reimbursed the Fund.
(D)	Reclassified fees for borrowings from securities sold short from net realized gain (loss) to expenses. Please reference the Reclassification section of the Notes to Financial Statements for additional information.
(E)	The per share amount may differ with the change in aggregate gains (losses) as shown in the Statements of Operations due to the timing of purchases and sales of Fund shares in relation to fluctuating market values during the period.
(F)	Rounds to less than $0.01 or $(0.01).
(G)	Not annualized.
(H)	Does not include expenses of the investment companies and/or ETFs in which the Fund invests.
(I)	Annualized.
(J)	Includes extraordinary expenses outside the operating expense limit.

For a share outstanding during the periods and years indicated:	Transamerica Floating Rate
	Class A
	April 30, 2019 (unaudited)		October 31, 2018	October 31, 2017	October 31, 2016		October 31, 2015	October 31, 2014 (A)
Net asset value, beginning of period/year	$9.87		$9.97	$9.95	$9.82		$9.92	$10.00

Investment operations:
Net investment income (loss) (B)	0.24		0.42	0.38	0.40	(C)	0.34	0.31
Net realized and unrealized gain (loss)	(0.04)		(0.10)	0.03	0.12		(0.08)	(0.10)
Total investment operations	0.20		0.32	0.41	0.52		0.26	0.21

Dividends and/or distributions to shareholders:
Net investment income	(0.25)		(0.42)	(0.39)	(0.39)		(0.35)	(0.29)
Net realized gains	—		—	—	—		(0.01)	—
Total dividends and/or distributions to shareholders	(0.25)		(0.42)	(0.39)	(0.39)		(0.36)	(0.29)

Net asset value, end of period/year	$9.82		$9.87	$9.97	$9.95		$9.82	$9.92
Total return (D)	2.03	%(E)	3.32%	4.14%	5.50%		2.73%	2.17%

Ratio and supplemental data:
Net assets end of period/year (000’s)	$23,699		$37,011	$38,312	$6,327		$3,360	$633
Expenses to average net assets (F)
Excluding waiver and/or reimbursement and recapture	1.09	%(G)	1.07%	1.08%	1.11%		1.11%	1.21%
Including waiver and/or reimbursement and recapture	1.05	%(G)	1.05%	1.05%	1.05	%(C)	1.05%	1.06%
Net investment income (loss) to average net assets	5.03	%(G)	4.22%	3.79%	4.05	%(C)	3.46%	3.08%
Portfolio turnover rate	12	%(E)	54%	55%	50%		41%	73%

(A)	Commenced operations on October 31, 2013.
(B)	Calculated based on average number of shares outstanding.
(C)	Please reference the Custody Out-of-Pocket Expense section of the Notes to Financial Statements for more information regarding the reimbursement of custody fees. The amount of the reimbursement on a per share basis was immaterial to the class. The Expenses to average net assets including waiver and/or reimbursement and recapture ratio, and Net investment income (loss) to average net assets ratio would have been 0.00% higher and 0.00% lower, respectively, had the custodian not reimbursed the Fund.
(D)	Total return has been calculated without deduction of the initial sales charge and contingent deferred sales charge.
(E)	Not annualized.
(F)	Does not include expenses of the investment companies and/or ETFs in which the Fund invests.
(G)	Annualized.

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2019

FINANCIAL HIGHLIGHTS (continued)

For a share outstanding during the periods and years indicated:	Transamerica Floating Rate
	Class C
	April 30, 2019 (unaudited)		October 31, 2018	October 31, 2017	October 31, 2016		October 31, 2015	October 31, 2014 (A)
Net asset value, beginning of period/year	$9.87		$9.97	$9.95	$9.82		$9.92	$10.00

Investment operations:
Net investment income (loss) (B)	0.21		0.35	0.30	0.32	(C)	0.27	0.24
Net realized and unrealized gain (loss)	(0.05)		(0.10)	0.04	0.13		(0.08)	(0.10)
Total investment operations	0.16		0.25	0.34	0.45		0.19	0.14

Dividends and/or distributions to shareholders:
Net investment income	(0.21)		(0.35)	(0.32)	(0.32)		(0.28)	(0.22)
Net realized gains	—		—	—	—		(0.01)	—
Total dividends and/or distributions to shareholders	(0.21)		(0.35)	(0.32)	(0.32)		(0.29)	(0.22)

Net asset value, end of period/year	$9.82		$9.87	$9.97	$9.95		$9.82	$9.92
Total return (D)	1.66	%(E)	2.55%	3.36%	4.70%		1.98%	1.43%

Ratio and supplemental data:
Net assets end of period/year (000’s)	$19,865		$22,412	$17,549	$6,669		$2,904	$1,672
Expenses to average net assets (F)
Excluding waiver and/or reimbursement and recapture	1.81	%(G)	1.83%	1.83%	1.84%		1.86%	1.97%
Including waiver and/or reimbursement and recapture	1.80	%(G)	1.80%	1.80%	1.80	%(C)	1.80%	1.80%
Net investment income (loss) to average net assets	4.34	%(G)	3.50%	3.05%	3.30	%(C)	2.78%	2.45%
Portfolio turnover rate	12	%(E)	54%	55%	50%		41%	73%

(A)	Commenced operations on October 31, 2013.
(B)	Calculated based on average number of shares outstanding.
(C)	Please reference the Custody Out-of-Pocket Expense section of the Notes to Financial Statements for more information regarding the reimbursement of custody fees. The amount of the reimbursement on a per share basis was immaterial to the class. The Expenses to average net assets including waiver and/or reimbursement and recapture ratio, and Net investment income (loss) to average net assets ratio would have been 0.00% higher and 0.00% lower, respectively, had the custodian not reimbursed the Fund.
(D)	Total return has been calculated without deduction of the contingent deferred sales charge.
(E)	Not annualized.
(F)	Does not include expenses of the investment companies and/or ETFs in which the Fund invests.
(G)	Annualized.

For a share outstanding during the periods and years indicated:	Transamerica Floating Rate
	Class I
	April 30, 2019 (unaudited)		October 31, 2018	October 31, 2017	October 31, 2016		October 31, 2015	October 31, 2014 (A)
Net asset value, beginning of period/year	$9.84		$9.94	$9.92	$9.79		$9.92	$10.00

Investment operations:
Net investment income (loss) (B)	0.26		0.45	0.40	0.41	(C)	0.35	0.33
Net realized and unrealized gain (loss)	(0.05)		(0.10)	0.04	0.14		(0.09)	(0.09)
Total investment operations	0.21		0.35	0.44	0.55		0.26	0.24

Dividends and/or distributions to shareholders:
Net investment income	(0.26)		(0.45)	(0.42)	(0.42)		(0.38)	(0.32)
Net realized gains	—		—	—	—		(0.01)	—
Total dividends and/or distributions to shareholders	(0.26)		(0.45)	(0.42)	(0.42)		(0.39)	(0.32)

Net asset value, end of period/year	$9.79		$9.84	$9.94	$9.92		$9.79	$9.92
Total return	2.16	%(D)	3.57%	4.40%	5.75%		2.66%	2.45%

Ratio and supplemental data:
Net assets end of period/year (000’s)	$109,983		$187,447	$72,316	$13,061		$787	$412
Expenses to average net assets (E)
Excluding waiver and/or reimbursement and recapture	0.83	%(F)	0.85%	0.85%	0.85%		0.87%	0.97%
Including waiver and/or reimbursement and recapture	0.80	%(F)	0.80%	0.80%	0.80	%(C)	0.80%	0.80%
Net investment income (loss) to average net assets	5.29	%(F)	4.56%	4.02%	4.21	%(C)	3.57%	3.27%
Portfolio turnover rate	12	%(D)	54%	55%	50%		41%	73%

(A)	Commenced operations on October 31, 2013.
(B)	Calculated based on average number of shares outstanding.
(C)	Please reference the Custody Out-of-Pocket Expense section of the Notes to Financial Statements for more information regarding the reimbursement of custody fees. The amount of the reimbursement on a per share basis was immaterial to the class. The Expenses to average net assets including waiver and/or reimbursement and recapture ratio, and Net investment income (loss) to average net assets ratio would have been 0.00% higher and 0.00% lower, respectively, had the custodian not reimbursed the Fund.
(D)	Not annualized.
(E)	Does not include expenses of the investment companies and/or ETFs in which the Fund invests.
(F)	Annualized.

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2019

FINANCIAL HIGHLIGHTS (continued)

For a share outstanding during the periods and years indicated:	Transamerica Floating Rate
	Class I2
	April 30, 2019 (unaudited)		October 31, 2018	October 31, 2017	October 31, 2016		October 31, 2015	October 31, 2014 (A)
Net asset value, beginning of period/year	$9.87		$9.97	$9.95	$9.82		$9.92	$10.00

Investment operations:
Net investment income (loss) (B)	0.26		0.45	0.41	0.42	(C)	0.38	0.34
Net realized and unrealized gain (loss)	(0.05)		(0.09)	0.03	0.13		(0.09)	(0.10)
Total investment operations	0.21		0.36	0.44	0.55		0.29	0.24

Dividends and/or distributions to shareholders:
Net investment income	(0.26)		(0.46)	(0.42)	(0.42)		(0.38)	(0.32)
Net realized gains	—		—	—	—		(0.01)	—
Total dividends and/or distributions to shareholders	(0.26)		(0.46)	(0.42)	(0.42)		(0.39)	(0.32)

Net asset value, end of period/year	$9.82		$9.87	$9.97	$9.95		$9.82	$9.92
Total return	2.19	%(D)	3.64%	4.45%	5.81%		2.99%	2.47%

Ratio and supplemental data:
Net assets end of period/year (000’s)	$413,934		$473,047	$512,061	$374,908		$336,546	$213,481
Expenses to average net assets (E)
Excluding waiver and/or reimbursement and recapture	0.73	%(F)	0.75%	0.75%	0.75%		0.77%	0.87%
Including waiver and/or reimbursement and recapture	0.73	%(F)	0.75%	0.75%	0.75	%(C)(G)	0.80%	0.80%
Net investment income (loss) to average net assets	5.42	%(F)	4.54%	4.12%	4.32	%(C)	3.79%	3.37%
Portfolio turnover rate	12	%(D)	54%	55%	50%		41%	73%

(A)	Commenced operations on October 31, 2013.
(B)	Calculated based on average number of shares outstanding.
(C)	Please reference the Custody Out-of-Pocket Expense section of the Notes to Financial Statements for more information regarding the reimbursement of custody fees. The amount of the reimbursement on a per share basis was immaterial to the class. The Expenses to average net assets including waiver and/or reimbursement and recapture ratio, and Net investment income (loss) to average net assets ratio would have been 0.00% higher and 0.00% lower, respectively, had the custodian not reimbursed the Fund.
(D)	Not annualized.
(E)	Does not include expenses of the investment companies and/or ETFs in which the Fund invests.
(F)	Annualized.
(G)	Waiver and/or reimbursement rounds to less than 0.01%.

For a share outstanding during the period and years indicated:	Transamerica Global Equity
	Class A
	April 30, 2019 (unaudited)		October 31, 2018		October 31, 2017	October 31, 2016		October 31, 2015		October 31, 2014
Net asset value, beginning of period/year	$13.17		$13.58		$11.14	$11.15		$11.08		$10.96

Investment operations:
Net investment income (loss) (A)	0.06		0.05		0.08	0.08	(B)	0.05		0.18
Net realized and unrealized gain (loss)	1.02		(0.20)		2.64	(0.09)		0.02		0.10
Total investment operations	1.08		(0.15)		2.72	(0.01)		0.07		0.28

Dividends and/or distributions to shareholders:
Net investment income	(0.00	)(C)	(0.26)		(0.28)	—		—		(0.16)

Net asset value, end of period/year	$14.25		$13.17		$13.58	$11.14		$11.15		$11.08
Total return (D)	8.23	%(E)	(1.18)%		24.92%	(0.09)%		0.63%		2.54%

Ratio and supplemental data:
Net assets end of period/year (000’s)	$55,258		$51,912		$42,264	$39,699		$48,311		$56,663
Expenses to average net assets
Excluding waiver and/or reimbursement and recapture	1.62	%(F)(G)	1.45	%(G)	1.49%	1.39%		1.36	%(G)	0.75	%(G)
Including waiver and/or reimbursement and recapture	1.35	%(F)(G)	1.35	%(G)	1.35%	1.34	%(B)	1.35	%(G)	0.74	%(G)
Net investment income (loss) to average net assets	0.90	%(F)	0.35%		0.68%	0.74	%(B)	0.46%		1.64%
Portfolio turnover rate	23	%(E)	36%		38%	63%		51%		150%

(A)	Calculated based on average number of shares outstanding.
(B)	Please reference the Custody Out-of-Pocket Expense section of the Notes to Financial Statements for more information regarding the reimbursement of custody fees. The amount of the reimbursement on a per share basis was immaterial to the class. The Expenses to average net assets including waiver and/or reimbursement and recapture ratio, and Net investment income (loss) to average net assets ratio would have been 0.01% higher and 0.01% lower, respectively, had the custodian not reimbursed the Fund.
(C)	Rounds to less than $0.01 or $(0.01).
(D)	Total return has been calculated without deduction of the initial sales charge and contingent deferred sales charge.
(E)	Not annualized.
(F)	Annualized.
(G)	Does not include expenses of the investment companies and/or ETFs in which the Fund invests.

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2019

FINANCIAL HIGHLIGHTS (continued)

For a share outstanding during the period and years indicated:	Transamerica Global Equity
	Class B
	April 30, 2019 (unaudited)		October 31, 2018		October 31, 2017	October 31, 2016		October 31, 2015		October 31, 2014
Net asset value, beginning of period/year	$12.98		$13.33		$10.90	$10.99		$11.00		$10.89

Investment operations:
Net investment income (loss) (A)	0.01		(0.07)		(0.01)	0.00	(B)(C)	(0.03)		0.10
Net realized and unrealized gain (loss)	1.01		(0.18)		2.59	(0.09)		0.02		0.08
Total investment operations	1.02		(0.25)		2.58	(0.09)		(0.01)		0.18

Dividends and/or distributions to shareholders:
Net investment income	—		(0.10)		(0.15)	—		—		(0.07)

Net asset value, end of period/year	$14.00		$12.98		$13.33	$10.90		$10.99		$11.00
Total return (D)	7.86	%(E)	(1.91)%		23.96%	(0.82)%		(0.09)%		1.64%

Ratio and supplemental data:
Net assets end of period/year (000’s)	$167		$187		$910	$1,642		$3,380		$6,460
Expenses to average net assets
Excluding waiver and/or reimbursement and recapture	3.21	%(F)(G)	2.63	%(G)	2.44%	2.31%		2.27	%(G)	1.63	%(G)
Including waiver and/or reimbursement and recapture	2.10	%(F)(G)	2.10	%(G)	2.10%	2.09	%(C)	2.10	%(G)	1.53	%(G)
Net investment income (loss) to average net assets	0.11	%(F)	(0.52)%		(0.08)%	0.03	%(C)	(0.28)%		0.95%
Portfolio turnover rate	23	%(E)	36%		38%	63%		51%		150%

(A)	Calculated based on average number of shares outstanding.
(B)	Rounds to less than $0.01 or $(0.01).
(C)	Please reference the Custody Out-of-Pocket Expense section of the Notes to Financial Statements for more information regarding the reimbursement of custody fees. The amount of the reimbursement on a per share basis was immaterial to the class. The Expenses to average net assets including waiver and/or reimbursement and recapture ratio, and Net investment income (loss) to average net assets ratio would have been 0.01% higher and 0.01% lower, respectively, had the custodian not reimbursed the Fund.
(D)	Total return has been calculated without deduction of the initial sales charge.
(E)	Not annualized.
(F)	Annualized.
(G)	Does not include expenses of the investment companies and/or ETFs in which the Fund invests.

For a share outstanding during the period and years indicated:	Transamerica Global Equity
	Class C
	April 30, 2019 (unaudited)		October 31, 2018		October 31, 2017	October 31, 2016		October 31, 2015		October 31, 2014
Net asset value, beginning of period/year	$12.87		$13.27		$10.89	$10.98		$10.99		$10.88

Investment operations:
Net investment income (loss) (A)	—		(0.06)		(0.01)	0.00	(B)(C)	(0.03)		0.09
Net realized and unrealized gain (loss)	1.01		(0.19)		2.58	(0.09)		0.02		0.10
Total investment operations	1.01		(0.25)		2.57	(0.09)		(0.01)		0.19

Dividends and/or distributions to shareholders:
Net investment income	—		(0.15)		(0.19)	—		—		(0.08)

Net asset value, end of period/year	$13.88		$12.87		$13.27	$10.89		$10.98		$10.99
Total return (D)	7.85	%(E)	(1.91)%		23.90%	(0.82)%		(0.09)%		1.73%

Ratio and supplemental data:
Net assets end of period/year (000’s)	$16,247		$20,289		$44,450	$48,720		$61,427		$74,772
Expenses to average net assets
Excluding waiver and/or reimbursement and recapture	2.39	%(F)(G)	2.18	%(G)	2.21%	2.13%		2.10	%(G)	1.49	%(G)
Including waiver and/or reimbursement and recapture	2.10	%(F)(G)	2.10	%(G)	2.10%	2.09	%(C)	2.10	%(G)(H)	1.47	%(G)
Net investment income (loss) to average net assets	0.06	%(F)	(0.41)%		(0.07)%	(0.01	)%(C)	(0.29)%		0.87%
Portfolio turnover rate	23	%(E)	36%		38%	63%		51%		150%

(A)	Calculated based on average number of shares outstanding.
(B)	Rounds to less than $0.01 or $(0.01).
(C)	Please reference the Custody Out-of-Pocket Expense section of the Notes to Financial Statements for more information regarding the reimbursement of custody fees. The amount of the reimbursement on a per share basis was immaterial to the class. The Expenses to average net assets including waiver and/or reimbursement and recapture ratio, and Net investment income (loss) to average net assets ratio would have been 0.01% higher and 0.01% lower, respectively, had the custodian not reimbursed the Fund.
(D)	Total return has been calculated without deduction of the contingent deferred sales charge.
(E)	Not annualized.
(F)	Annualized.
(G)	Does not include expenses of the investment companies and/or ETFs in which the Fund invests.
(H)	Waiver and/or reimbursement rounds to less than 0.01%.

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2019

FINANCIAL HIGHLIGHTS (continued)

For a share outstanding during the period and years indicated:	Transamerica Global Equity
	Class I
	April 30, 2019 (unaudited)		October 31, 2018		October 31, 2017	October 31, 2016		October 31, 2015		October 31, 2014
Net asset value, beginning of period/year	$13.20		$13.61		$11.19	$11.17		$11.06		$10.96

Investment operations:
Net investment income (loss) (A)	0.08		0.08		0.11	0.11	(B)	0.09		0.21
Net realized and unrealized gain (loss)	1.02		(0.20)		2.64	(0.08)		0.02		0.09
Total investment operations	1.10		(0.12)		2.75	0.03		0.11		0.30

Dividends and/or distributions to shareholders:
Net investment income	(0.03)		(0.29)		(0.33)	(0.01)		—		(0.20)

Net asset value, end of period/year	$14.27		$13.20		$13.61	$11.19		$11.17		$11.06
Total return	8.37	%(C)	(0.94)%		25.20%	0.24%		0.99%		2.75%

Ratio and supplemental data:
Net assets end of period/year (000’s)	$40,063		$32,283		$34,572	$28,605		$37,576		$33,329
Expenses to average net assets
Excluding waiver and/or reimbursement and recapture	1.22	%(D)(E)	1.12	%(E)	1.14%	1.04%		1.03	%(E)	0.46	%(E)
Including waiver and/or reimbursement and recapture	1.10	%(D)(E)	1.10	%(E)	1.10%	1.02	%(B)	1.04	%(E)	0.44	%(E)
Net investment income (loss) to average net assets	1.25	%(D)	0.59%		0.93%	1.04	%(B)	0.78%		1.88%
Portfolio turnover rate	23	%(C)	36%		38%	63%		51%		150%

(A)	Calculated based on average number of shares outstanding.
(B)	Please reference the Custody Out-of-Pocket Expense section of the Notes to Financial Statements for more information regarding the reimbursement of custody fees. The amount of the reimbursement on a per share basis was immaterial to the class. The Expenses to average net assets including waiver and/or reimbursement and recapture ratio, and Net investment income (loss) to average net assets ratio would have been 0.01% higher and 0.01% lower, respectively, had the custodian not reimbursed the Fund.
(C)	Not annualized.
(D)	Annualized.
(E)	Does not include expenses of the investment companies and/or ETFs in which the Fund invests.

For a share outstanding during the periods and years indicated:	Transamerica Global Equity
	Class R6
	April 30, 2019 (unaudited)		October 31, 2018		October 31, 2017	October 31, 2016		October 31, 2015 (A)
Net asset value, beginning of period/year	$13.22		$13.62		$11.22	$11.18		$11.63

Investment operations:
Net investment income (loss) (B)	0.07		0.10		0.13	0.09	(C)	0.03
Net realized and unrealized gain (loss)	1.03		(0.20)		2.63	(0.05)		(0.48	)(D)
Total investment operations	1.10		(0.10)		2.76	0.04		(0.45)

Dividends and/or distributions to shareholders:
Net investment income	(0.04)		(0.30)		(0.36)	(0.00	)(E)	—

Net asset value, end of period/year	$14.28		$13.22		$13.62	$11.22		$11.18
Total return	8.37	%(F)	(0.80)%		25.19%	0.36%		(3.87	)%(F)

Ratio and supplemental data:
Net assets end of period/year (000’s)	$820		$949		$1,114	$140		$48
Expenses to average net assets
Excluding waiver and/or reimbursement and recapture	1.12	%(G)(H)	1.02	%(H)	1.04%	0.95%		0.93	%(G)(H)
Including waiver and/or reimbursement and recapture	1.10	%(G)(H)	1.02	%(H)	1.04%	0.94	%(C)	0.93	%(G)(H)
Net investment income (loss) to average net assets	1.07	%(G)	0.70%		1.01%	0.82	%(C)	0.61	%(G)
Portfolio turnover rate	23	%(F)	36%		38%	63%		51%

(A)	Commenced operations on May 29, 2015.
(B)	Calculated based on average number of shares outstanding.
(C)	Please reference the Custody Out-of-Pocket Expense section of the Notes to Financial Statements for more information regarding the reimbursement of custody fees. The amount of the reimbursement on a per share basis was immaterial to the class. The Expenses to average net assets including waiver and/or reimbursement and recapture ratio, and Net investment income (loss) to average net assets ratio would have been 0.02% higher and 0.02% lower, respectively, had the custodian not reimbursed the Fund.
(D)	The amount of net realized and unrealized gain/(loss) per share does not correspond with the amounts reported within the Statements of Changes due to the timing of purchases and redemptions of Fund shares and fluctuating market values during the period.
(E)	Rounds to less than $0.01 or $(0.01).
(F)	Not annualized.
(G)	Annualized.
(H)	Does not include expenses of the investment companies and/or ETFs in which the Fund invests.

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2019

FINANCIAL HIGHLIGHTS (continued)

For a share outstanding during the period and years indicated:	Transamerica Government Money Market
	Class A
	April 30, 2019 (unaudited)		October 31, 2018		October 31, 2017		October 31, 2016		October 31, 2015		October 31, 2014
Net asset value, beginning of period/year	$1.00		$1.00		$1.00		$1.00		$1.00		$1.00

Investment operations:
Net investment income (loss) (A)	0.01		0.00	(B)	0.00	(B)	0.00	(B)(C)	0.00	(B)	0.00	(B)
Total investment operations	0.01		0.00	(B)	0.00	(B)	0.00	(B)	0.00	(B)	0.00	(B)

Dividends and/or distributions to shareholders:
Net investment income	(0.01)		(0.00	)(B)	(0.00	)(B)	(0.00	)(B)	(0.00	)(B)	(0.00	)(B)

Net asset value, end of period/year	$1.00		$1.00		$1.00		$1.00		$1.00		$1.00
Total return (D)	0.85	%(E)	0.46%		0.01%		0.01%		0.01%		0.01%

Ratio and supplemental data:
Net assets end of period/year (000’s)	$181,893		$171,707		$191,477		$192,607		$105,532		$100,310
Expenses to average net assets
Excluding waiver and/or reimbursement and recapture	0.65	%(F)	0.68%		0.78%		0.87%		1.07%		1.09%
Including waiver and/or reimbursement and recapture (G)	0.73	%(F)	1.25%		0.82%		0.43	%(C)	0.27%		0.22%
Net investment income (loss) to average net assets	1.70	%(F)	0.44%		0.01%		0.01	%(C)	0.00	%(H)	0.01%

(A)	Calculated based on average number of shares outstanding.
(B)	Rounds to less than $0.01 or $(0.01).
(C)	Please reference the Custody Out-of-Pocket Expense section of the Notes to Financial Statements for more information regarding the reimbursement of custody fees. The amount of the reimbursement on a per share basis was immaterial to the class. The Expenses to average net assets including waiver and/or reimbursement and recapture ratio, and Net investment income (loss) to average net assets ratio would have been 0.02% higher and 0.02% lower, respectively, had the custodian not reimbursed the Fund.
(D)	Total return has been calculated without deduction of the initial sales charge and contingent deferred sales charge.
(E)	Not annualized.
(F)	Annualized.
(G)	Transamerica Asset Management, Inc. and/or its affiliates have voluntarily waived fees and/or reimbursed expenses in order to avoid a negative yield. Transamerica Asset Management, Inc. is entitled to recapture such amounts in certain circumstances, and amounts have been so recaptured. See the Fees and Other Affiliated Transactions section of the Notes to Financial Statements for more information.
(H)	Rounds to less than 0.01% or (0.01)%.

For a share outstanding during the period and years indicated:	Transamerica Government Money Market
	Class B
	April 30, 2019 (unaudited)		October 31, 2018		October 31, 2017		October 31, 2016		October 31, 2015		October 31, 2014
Net asset value, beginning of period/year	$1.00		$1.00		$1.00		$1.00		$1.00		$1.00

Investment operations:
Net investment income (loss) (A)	0.00	(B)	0.00	(B)	0.00	(B)	0.00	(B)(C)	0.00	(B)	0.00	(B)
Total investment operations	0.00	(B)	0.00	(B)	0.00	(B)	0.00	(B)	0.00	(B)	0.00	(B)

Dividends and/or distributions to shareholders:
Net investment income	(0.00	)(B)	(0.00	)(B)	(0.00	)(B)	(0.00	)(B)	(0.00	)(B)	(0.00	)(B)

Net asset value, end of period/year	$1.00		$1.00		$1.00		$1.00		$1.00		$1.00
Total return (D)	0.17	%(E)	0.01%		0.01%		0.01%		0.01%		0.01%

Ratio and supplemental data:
Net assets end of period/year (000’s)	$278		$449		$764		$1,383		$2,418		$3,820
Expenses to average net assets
Excluding waiver and/or reimbursement and recapture	2.00	%(F)	1.84%		1.80%		1.79%		1.83%		1.86%
Including waiver and/or reimbursement and recapture (G)	2.11	%(F)	1.66%		0.79%		0.43	%(C)	0.26%		0.22%
Net investment income (loss) to average net assets	0.29	%(F)	0.01%		0.01%		0.01	%(C)	0.01%		0.01%

(A)	Calculated based on average number of shares outstanding.
(B)	Rounds to less than $0.01 or $(0.01).
(C)	Please reference the Custody Out-of-Pocket Expense section of the Notes to Financial Statements for more information regarding the reimbursement of custody fees. The amount of the reimbursement on a per share basis was immaterial to the class. The Expenses to average net assets including waiver and/or reimbursement and recapture ratio, and Net investment income (loss) to average net assets ratio would have been 0.01% higher and 0.01% lower, respectively, had the custodian not reimbursed the Fund.
(D)	Total return has been calculated without deduction of the contingent deferred sales charge.
(E)	Not annualized.
(F)	Annualized.
(G)	Transamerica Asset Management, Inc. and/or its affiliates have voluntarily waived fees and/or reimbursed expenses in order to avoid a negative yield. Transamerica Asset Management, Inc. is entitled to recapture such amounts in certain circumstances, and amounts have been so recaptured. See the Fees and Other Affiliated Transactions section of the Notes to Financial Statements for more information.

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2019

FINANCIAL HIGHLIGHTS (continued)

For a share outstanding during the period and years indicated:	Transamerica Government Money Market
	Class C
	April 30, 2019 (unaudited)		October 31, 2018		October 31, 2017		October 31, 2016		October 31, 2015		October 31, 2014
Net asset value, beginning of period/year	$1.00		$1.00		$1.00		$1.00		$1.00		$1.00

Investment operations:
Net investment income (loss) (A)	0.00	(B)	0.00	(B)	0.00	(B)	0.00	(B)(C)	0.00	(B)	0.00	(B)
Total investment operations	0.00	(B)	0.00	(B)	0.00	(B)	0.00	(B)	0.00	(B)	0.00	(B)

Dividends and/or distributions to shareholders:
Net investment income	(0.00	)(B)	(0.00	)(B)	(0.00	)(B)	(0.00	)(B)	(0.00	)(B)	(0.00	)(B)

Net asset value, end of period/year	$1.00		$1.00		$1.00		$1.00		$1.00		$1.00
Total return (D)	0.17	%(E)	0.01%		0.01%		0.01%		0.01%		0.01%

Ratio and supplemental data:
Net assets end of period/year (000’s)	$10,560		$13,477		$19,707		$22,189		$21,500		$24,180
Expenses to average net assets
Excluding waiver and/or reimbursement and recapture	1.46	%(F)	1.46%		1.56%		1.61%		1.68%		1.67%
Including waiver and/or reimbursement and recapture (G)	2.09	%(F)	1.69%		0.81%		0.43	%(C)	0.27%		0.22%
Net investment income (loss) to average net assets	0.32	%(F)	0.01%		0.01%		0.01	%(C)	0.00	%(H)	0.01%

(A)	Calculated based on average number of shares outstanding.
(B)	Rounds to less than $0.01 or $(0.01).
(C)	Please reference the Custody Out-of-Pocket Expense section of the Notes to Financial Statements for more information regarding the reimbursement of custody fees. The amount of the reimbursement on a per share basis was immaterial to the class. The Expenses to average net assets including waiver and/or reimbursement and recapture ratio, and Net investment income (loss) to average net assets ratio would have been 0.02% higher and 0.02% lower, respectively, had the custodian not reimbursed the Fund.
(D)	Total return has been calculated without deduction of the contingent deferred sales charge.
(E)	Not annualized.
(F)	Annualized.
(G)	Transamerica Asset Management, Inc. and/or its affiliates have voluntarily waived fees and/or reimbursed expenses in order to avoid a negative yield. Transamerica Asset Management, Inc. is entitled to recapture such amounts in certain circumstances, and amounts have been so recaptured. See the Fees and Other Affiliated Transactions section of the Notes to Financial Statements for more information.
(H)	Rounds to less than 0.01% or (0.01)%.

For a share outstanding during the period and years indicated:	Transamerica Government Money Market
	Class I
	April 30, 2019 (unaudited)		October 31, 2018	October 31, 2017		October 31, 2016		October 31, 2015		October 31, 2014
Net asset value, beginning of period/year	$1.00		$1.00	$1.00		$1.00		$1.00		$1.00

Investment operations:
Net investment income (loss) (A)	0.01		0.01	0.00	(B)	0.00	(B)(C)	0.00	(B)	0.00	(B)
Total investment operations	0.01		0.01	0.00	(B)	0.00	(B)	0.00	(B)	0.00	(B)

Dividends and/or distributions to shareholders:
Net investment income	(0.01)		(0.01)	(0.00	)(B)	(0.00	)(B)	(0.00	)(B)	(0.00	)(B)

Net asset value, end of period/year	$1.00		$1.00	$1.00		$1.00		$1.00		$1.00
Total return	0.97	%(D)	0.95%	0.01%		0.01%		0.02%		0.01%

Ratio and supplemental data:
Net assets end of period/year (000’s)	$19,366		$21,281	$21,578		$21,185		$18,529		$19,325
Expenses to average net assets
Excluding waiver and/or reimbursement and recapture	0.50	%(E)	0.52%	0.62%		0.69%		0.78%		0.77%
Including waiver and/or reimbursement and recapture (F)	0.48	%(E)	0.76%	0.82%		0.43	%(C)	0.26%		0.21%
Net investment income (loss) to average net assets	1.94	%(E)	0.94%	0.01%		0.01	%(C)	0.01%		0.02%

(A)	Calculated based on average number of shares outstanding.
(B)	Rounds to less than $0.01 or $(0.01).
(C)	Please reference the Custody Out-of-Pocket Expense section of the Notes to Financial Statements for more information regarding the reimbursement of custody fees. The amount of the reimbursement on a per share basis was immaterial to the class. The Expenses to average net assets including waiver and/or reimbursement and recapture ratio, and Net investment income (loss) to average net assets ratio would have been 0.02% higher and 0.02% lower, respectively, had the custodian not reimbursed the Fund.
(D)	Not annualized.
(E)	Annualized.
(F)	Transamerica Asset Management, Inc. and/or its affiliates have voluntarily waived fees and/or reimbursed expenses in order to avoid a negative yield. Transamerica Asset Management, Inc. is entitled to recapture such amounts in certain circumstances, and amounts have been so recaptured. See the Fees and Other Affiliated Transactions section of the Notes to Financial Statements for more information.

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2019

FINANCIAL HIGHLIGHTS (continued)

For a share outstanding during the period and years indicated:	Transamerica Government Money Market
	Class I2
	April 30, 2019 (unaudited)		October 31, 2018		October 31, 2017		October 31, 2016		October 31, 2015		October 31, 2014
Net asset value, beginning of period/year	$1.00		$1.00		$1.00		$1.00		$1.00		$1.00

Investment operations:
Net investment income (loss) (A)	0.00	(B)	0.00	(B)	0.00	(B)	0.00	(B)(C)	0.00	(B)	0.00	(B)
Total investment operations	0.00	(B)	0.00	(B)	0.00	(B)	0.00	(B)	0.00	(B)	0.00	(B)

Dividends and/or distributions to shareholders:
Net investment income	(0.00	)(B)	(0.00	)(B)	(0.00	)(B)	(0.00	)(B)	(0.00	)(B)	(0.00	)(B)

Net asset value, end of period/year	$1.00		$1.00		$1.00		$1.00		$1.00		$1.00
Total return	0.41	%(D)	0.01%		0.01%		0.01%		0.02%		0.01%

Ratio and supplemental data:
Net assets end of period/year (000’s)	$5,304		$4,017		$7,850		$11,954		$35,245		$31,522
Expenses to average net assets
Excluding waiver and/or reimbursement and recapture	0.30	%(E)	0.32%		0.43%		0.48%		0.54%		0.53%
Including waiver and/or reimbursement and recapture (F)	1.55	%(E)	1.64%		0.79%		0.43	%(C)	0.26%		0.21%
Net investment income (loss) to average net assets	0.89	%(E)	0.00	%(G)	0.01%		0.01	%(C)	0.01%		0.02%

(A)	Calculated based on average number of shares outstanding.
(B)	Rounds to less than $0.01 or $(0.01).
(C)	Please reference the Custody Out-of-Pocket Expense section of the Notes to Financial Statements for more information regarding the reimbursement of custody fees. The amount of the reimbursement on a per share basis was immaterial to the class. The Expenses to average net assets including waiver and/or reimbursement and recapture ratio, and Net investment income (loss) to average net assets ratio would have been 0.01% higher and 0.01% lower, respectively, had the custodian not reimbursed the Fund.
(D)	Not annualized.
(E)	Annualized.
(F)	Transamerica Asset Management, Inc. and/or its affiliates have voluntarily waived fees and/or reimbursed expenses in order to avoid a negative yield. Transamerica Asset Management, Inc. is entitled to recapture such amounts in certain circumstances, and amounts have been so recaptured. See the Fees and Other Affiliated Transactions section of the Notes to Financial Statements for more information.
(G)	Rounds to less than 0.01% or (0.01)%.

For a share outstanding during the periods and year indicated:	Transamerica Government Money Market
	Class I3
	April 30, 2019 (unaudited)		October 31, 2018	October 31, 2017 (A)
Net asset value, beginning of period/year	$1.00		$1.00	$1.00

Investment operations:
Net investment income (loss) (B)	0.01		0.01	0.00	(C)
Total investment operations	0.01		0.01	0.00	(C)

Dividends and/or distributions to shareholders:
Net investment income	(0.01)		(0.01)	(0.00	)(C)

Net asset value, end of period/year	$1.00		$1.00	$1.00
Total return	1.05	%(D)	1.41%	0.34	%(D)

Ratio and supplemental data:
Net assets end of period/year (000’s)	$96,030		$106,431	$122,549
Expenses to average net assets
Excluding waiver and/or reimbursement and recapture	0.29	%(E)	0.32%	0.40	%(E)
Including waiver and/or reimbursement and recapture (F)	0.29	%(E)(G)	0.30%	0.30	%(E)
Net investment income (loss) to average net assets	2.10	%(E)	1.41%	0.86	%(E)

(A)	Commenced operations on May 19, 2017.
(B)	Calculated based on average number of shares outstanding.
(C)	Rounds to less than $0.01 or $(0.01).
(D)	Not annualized.
(E)	Annualized.
(F)	Transamerica Asset Management, Inc. and/or its affiliates have voluntarily waived fees and/or reimbursed expenses in order to avoid a negative yield. Transamerica Asset Management, Inc. is entitled to recapture such amounts in certain circumstances, and amounts have been so recaptured. See the Fees and Other Affiliated Transactions section of the Notes to Financial Statements for more information.
(G)	Waiver and/or reimbursement rounds to less than 0.01%.

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2019

FINANCIAL HIGHLIGHTS (continued)

For a share outstanding during the periods and year indicated:	Transamerica Government Money Market
	Class R2
	April 30, 2019 (unaudited)		October 31, 2018	October 31, 2017 (A)
Net asset value, beginning of period/year	$1.00		$1.00	$1.00

Investment operations:
Net investment income (loss) (B)	0.01		0.01	0.00	(C)
Total investment operations	0.01		0.01	0.00	(C)

Dividends and/or distributions to shareholders:
Net investment income	(0.01)		(0.01)	(0.00	)(C)

Net asset value, end of period/year	$1.00		$1.00	$1.00
Total return	0.80	%(D)	0.91%	0.02	%(D)

Ratio and supplemental data:
Net assets end of period/year (000’s)	$801,036		$728,262	$634,919
Expenses to average net assets
Excluding waiver and/or reimbursement and recapture	0.85	%(E)	0.88%	0.91	%(E)
Including waiver and/or reimbursement and recapture (F)	0.80	%(E)	0.80%	0.80	%(E)
Net investment income (loss) to average net assets	1.62	%(E)	0.92%	0.30	%(E)

(A)	Commenced operations on October 13, 2017.
(B)	Calculated based on average number of shares outstanding.
(C)	Rounds to less than $0.01 or $(0.01).
(D)	Not annualized.
(E)	Annualized.
(F)	Transamerica Asset Management, Inc. and/or its affiliates have voluntarily waived fees and/or reimbursed expenses in order to avoid a negative yield. Transamerica Asset Management, Inc. is entitled to recapture such amounts in certain circumstances, and amounts have been so recaptured. See the Fees and Other Affiliated Transactions section of the Notes to Financial Statements for more information.

For a share outstanding during the periods and year indicated:	Transamerica Government Money Market
	Class R4
	April 30, 2019 (unaudited)		October 31, 2018	October 31, 2017 (A)
Net asset value, beginning of period/year	$1.00		$1.00	$1.00

Investment operations:
Net investment income (loss) (B)	0.01		0.01	0.00	(C)
Total investment operations	0.01		0.01	0.00	(C)

Dividends and/or distributions to shareholders:
Net investment income	(0.01)		(0.01)	(0.00	)(C)

Net asset value, end of period/year	$1.00		$1.00	$1.00
Total return	0.95	%(D)	1.21%	0.03	%(D)

Ratio and supplemental data:
Net assets end of period/year (000’s)	$128,122		$174,150	$190,300
Expenses to average net assets
Excluding waiver and/or reimbursement and recapture	0.54	%(E)	0.57%	0.65	%(E)
Including waiver and/or reimbursement and recapture (F)	0.50	%(E)	0.50%	0.50	%(E)
Net investment income (loss) to average net assets	1.90	%(E)	1.19%	0.61	%(E)

(A)	Commenced operations on October 13, 2017.
(B)	Calculated based on average number of shares outstanding.
(C)	Rounds to less than $0.01 or $(0.01).
(D)	Not annualized.
(E)	Annualized.
(F)	Transamerica Asset Management, Inc. and/or its affiliates have voluntarily waived fees and/or reimbursed expenses in order to avoid a negative yield. Transamerica Asset Management, Inc. is entitled to recapture such amounts in certain circumstances, and amounts have been so recaptured. See the Fees and Other Affiliated Transactions section of the Notes to Financial Statements for more information.

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2019

FINANCIAL HIGHLIGHTS (continued)

For a share outstanding during the period and years indicated:	Transamerica Growth
	Class I2
	April 30, 2019 (unaudited)		October 31, 2018		October 31, 2017		October 31, 2016		October 31, 2015	October 31, 2014
Net asset value, beginning of period/year	$11.02		$13.85		$13.02		$15.06		$16.18	$15.89

Investment operations:
Net investment income (loss) (A)	(0.00	)(B)	(0.00	)(B)	(0.00	)(B)	0.00	(B)(C)	(0.01)	(0.01)
Net realized and unrealized gain (loss)	0.69		1.04		3.41		(0.15)		1.69	2.50
Total investment operations	0.69		1.04		3.41		(0.15)		1.68	2.49

Dividends and/or distributions to shareholders:
Net investment income	—		(0.01)		(0.01)		—		—	(0.00	)(B)
Net realized gains	(3.42)		(3.86)		(2.57)		(1.89)		(2.80)	(2.20)
Total dividends and/or distributions to shareholders	(3.42)		(3.87)		(2.58)		(1.89)		(2.80)	(2.20)

Net asset value, end of period/year	$8.29		$11.02		$13.85		$13.02		$15.06	$16.18
Total return	13.38	%(D)	9.17%		32.38%		(1.13)%		12.30%	17.17%

Ratio and supplemental data:
Net assets end of period/year (000’s)	$187,961		$185,890		$344,218		$369,391		$516,868	$529,426
Expenses to average net assets
Excluding waiver and/or reimbursement and recapture	0.92	%(E)	0.90%		0.87%		0.85%		0.84%	0.84%
Including waiver and/or reimbursement and recapture	0.92	%(E)	0.90%		0.87%		0.84	%(C)	0.84%	0.84%
Net investment income (loss) to average net assets	(0.06	)%(E)	(0.03)%		(0.02)%		0.01	%(C)	(0.07)%	(0.06)%
Portfolio turnover rate	19	%(D)	42%		50%		36%		33%	31%

(A)	Calculated based on average number of shares outstanding.
(B)	Rounds to less than $0.01 or $(0.01).
(C)	Please reference the Custody Out-of-Pocket Expense section of the Notes to Financial Statements for more information regarding the reimbursement of custody fees. The amount of the reimbursement on a per share basis was immaterial to the class. The Expenses to average net assets including waiver and/or reimbursement and recapture ratio, and Net investment income (loss) to average net assets ratio would have been 0.01% higher and 0.01% lower, respectively, had the custodian not reimbursed the Fund.
(D)	Not annualized.
(E)	Annualized.

For a share outstanding during the periods and years indicated:	Transamerica Growth
	Class R6
	April 30, 2019 (unaudited)		October 31, 2018	October 31, 2017	October 31, 2016		October 31, 2015 (A)
Net asset value, beginning of period/year	$11.02		$13.85	$13.02	$15.06		$14.59

Investment operations:
Net investment income (loss) (B)	(0.00	)(C)	(0.01)	(0.01)	(0.00	)(C)(D)	(0.02)
Net realized and unrealized gain (loss)	0.69		1.05	3.42	(0.15)		0.49
Total investment operations	0.69		1.04	3.41	(0.15)		0.47

Dividends and/or distributions to shareholders:
Net investment income	—		(0.01)	(0.01)	—		—
Net realized gains	(3.42)		(3.86)	(2.57)	(1.89)		—
Total dividends and/or distributions to shareholders	(3.42)		(3.87)	(2.58)	(1.89)		—

Net asset value, end of period/year	$8.29		$11.02	$13.85	$13.02		$15.06
Total return	13.38	%(E)	9.25%	32.29%	(1.13)%		3.22	%(E)

Ratio and supplemental data:
Net assets end of period/year (000’s)	$16,711		$13,351	$8,586	$2,287		$52
Expenses to average net assets
Excluding waiver and/or reimbursement and recapture	0.92	%(F)	0.90%	0.87%	0.85%		0.84	%(F)
Including waiver and/or reimbursement and recapture	0.92	%(F)	0.90%	0.87%	0.83	%(D)	0.84	%(F)
Net investment income (loss) to average net assets	(0.06	)%(F)	(0.04)%	(0.05)%	(0.03	)%(D)	(0.31	)%(F)
Portfolio turnover rate	19	%(E)	42%	50%	36%		33%

(A)	Commenced operations on May 29, 2015.
(B)	Calculated based on average number of shares outstanding.
(C)	Rounds to less than $0.01 or $(0.01).
(D)	Please reference the Custody Out-of-Pocket Expense section of the Notes to Financial Statements for more information regarding the reimbursement of custody fees. The amount of the reimbursement on a per share basis was immaterial to the class. The Expenses to average net assets including waiver and/or reimbursement and recapture ratio, and Net investment income (loss) to average net assets ratio would have been 0.03% higher and 0.03% lower, respectively, had the custodian not reimbursed the Fund.
(E)	Not annualized.
(F)	Annualized.

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2019

FINANCIAL HIGHLIGHTS (continued)

For a share outstanding during the periods and year indicated:	Transamerica High Quality Bond
	Class I3
	April 30, 2019 (unaudited)		October 31, 2018	October 31, 2017 (A)
Net asset value, beginning of period/year	$9.79		$9.97	$10.00

Investment operations:
Net investment income (loss) (B)	0.14		0.21	0.09
Net realized and unrealized gain (loss)	0.13		(0.15)	(0.04)
Total investment operations	0.27		0.06	0.05

Dividends and/or distributions to shareholders:
Net investment income	(0.15)		(0.24)	(0.08)

Net asset value, end of period/year	$9.91		$9.79	$9.97
Total return	2.80	%(C)	0.57%	0.51	%(C)

Ratio and supplemental data:
Net assets end of period/year (000’s)	$203,424		$231,291	$242,577
Expenses to average net assets
Excluding waiver and/or reimbursement and recapture	0.45	%(D)	0.44%	0.48	%(D)
Including waiver and/or reimbursement and recapture	0.45	%(D)(E)	0.40%	0.40	%(D)
Net investment income (loss) to average net assets	2.87	%(D)	2.16%	1.63	%(D)
Portfolio turnover rate	31	%(C)	120%	31	%(C)

(A)	Commenced operations on April 21, 2017.
(B)	Calculated based on average number of shares outstanding.
(C)	Not annualized.
(D)	Annualized.
(E)	Waiver and/or reimbursement rounds to less than 0.01%.

For a share outstanding during the periods and year indicated:	Transamerica High Quality Bond
	Class R
	April 30, 2019 (unaudited)		October 31, 2018		October 31, 2017 (A)
Net asset value, beginning of period/year	$9.82		$9.99		$10.00

Investment operations:
Net investment income (loss) (B)	0.12		0.16		0.06
Net realized and unrealized gain (loss)	0.12		(0.15)		(0.03)
Total investment operations	0.24		0.01		0.03

Dividends and/or distributions to shareholders:
Net investment income	(0.13)		(0.18)		(0.04)

Net asset value, end of period/year	$9.93		$9.82		$9.99
Total return	2.53	%(C)	0.14%		0.32	%(C)

Ratio and supplemental data:
Net assets end of period/year (000’s)	$12,122		$13,520		$19,443
Expenses to average net assets
Excluding waiver and/or reimbursement and recapture	0.95	%(D)	0.93%		0.97	%(D)
Including waiver and/or reimbursement and recapture	0.95	%(D)(E)	0.90	%(F)	0.97	%(D)
Net investment income (loss) to average net assets	2.38	%(D)	1.60%		1.03	%(D)
Portfolio turnover rate	31	%(C)	120%		31	%(C)

(A)	Commenced operations on April 21, 2017.
(B)	Calculated based on average number of shares outstanding.
(C)	Not annualized.
(D)	Annualized.
(E)	Waiver and/or reimbursement rounds to less than 0.01%.
(F)	TAM has voluntarily agreed to waive a portion of its management fee.

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2019

FINANCIAL HIGHLIGHTS (continued)

For a share outstanding during the periods and years indicated:	Transamerica High Quality Bond
	Class R4
	April 30, 2019 (unaudited)		October 31, 2018	October 31, 2017 (A) (B) (C)		December 31, 2016		December 31, 2015	December 31, 2014	December 31, 2013
Net asset value, beginning of period/year	$9.79		$9.97	$9.98		$10.03		$10.17	$10.29	$10.49

Investment operations:
Net investment income (loss) (D)	0.13		0.19	0.11		0.14		0.10	0.13	0.16
Net realized and unrealized gain (loss)	0.13		(0.16)	0.01	(E)	(0.01)		(0.06)	(0.07)	(0.14)
Total investment operations	0.26		0.03	0.12		0.13		0.04	0.06	0.02

Dividends and/or distributions to shareholders:
Net investment income	(0.14)		(0.21)	(0.13)		(0.18)		(0.18)	(0.18)	(0.22)

Net asset value, end of period/year	$9.91		$9.79	$9.97		$9.98		$10.03	$10.17	$10.29
Total return	2.66	%(F)	0.31%	1.13	%(F)	1.31%		0.38%	0.55%	0.19%

Ratio and supplemental data:
Net assets end of period/year (000’s)	$36,733		$37,838	$40,216		$56,312		$57,227	$58,080	$64,958
Expenses to average net assets
Excluding waiver and/or reimbursement and recapture	0.71	%(G)	0.69%	0.75	%(G)	0.78%		0.76%	0.77%	0.75%
Including waiver and/or reimbursement and recapture	0.65	%(G)	0.65%	0.66	%(G)(H)	0.64	%(I)	0.65%	0.65%	0.65%
Net investment income (loss) to average net assets	2.67	%(G)	1.89%	1.33	%(G)	1.34%		1.01%	1.21%	1.56%
Portfolio turnover rate	31	%(F)	120%	31	%(F)	92%		70%	92%	77%

(A)	Transamerica Partners Institutional High Quality Bond reorganized into the Fund on April 21, 2017. Prior to April 21, 2017, information provided reflects Transamerica Partners Institutional High Quality Bond, which was the accounting and performance survivor of the reorganization.
(B)	Effective April 21, 2017, the Fund underwent a 1.01-for-1 share split. The per share data has been retroactively adjusted to reflect the share split. See the Stock Split section of the Notes to Financial Statements for more information.
(C)	The fiscal year end of the Fund is October 31 while the fiscal year end of the accounting and performance survivor is December 31. Prior to the closing of the applicable Transamerica Partners reorganization as of the close of business on April 21, 2017, the accounting and performance survivor operated as a feeder in a master-feeder structure and invested all of its investable assets in a corresponding Series Portfolio. The Financial Highlights represents activity for the ten months of January 1, 2017 – October 31, 2017.
(D)	Calculated based on average number of shares outstanding.
(E)	The amount of net realized and unrealized gain/(loss) per share does not correspond with the amounts reported within the Statements of Changes due to the timing of purchases and redemptions of Fund shares and fluctuating market values during the period.
(F)	Not annualized.
(G)	Annualized.
(H)	Includes reorganization expenses incurred outside the Fund’s operating expense limit.
(I)	Includes reimbursement of custody fees at the underlying Series Portfolio level.

For a share outstanding during the period and years indicated:	Transamerica High Yield Bond
	Class A
	April 30, 2019 (unaudited)		October 31, 2018	October 31, 2017	October 31, 2016		October 31, 2015	October 31, 2014
Net asset value, beginning of period/year	$8.86		$9.34	$9.06	$8.97		$9.68	$9.75

Investment operations:
Net investment income (loss) (A)	0.24		0.50	0.48	0.49	(B)	0.48	0.50
Net realized and unrealized gain (loss)	0.17		(0.49)	0.30	0.10		(0.58)	0.05
Total investment operations	0.41		0.01	0.78	0.59		(0.10)	0.55

Dividends and/or distributions to shareholders:
Net investment income	(0.26)		(0.49)	(0.50)	(0.50)		(0.49)	(0.49)
Net realized gains	—		—	—	—		(0.12)	(0.13)
Total dividends and/or distributions to shareholders	(0.26)		(0.49)	(0.50)	(0.50)		(0.61)	(0.62)

Net asset value, end of period/year	$9.01		$8.86	$9.34	$9.06		$8.97	$9.68
Total return (C)	4.93	%(D)	(0.20)%	8.63%	6.95%		(1.11)%	5.85%

Ratio and supplemental data:
Net assets end of period/year (000’s)	$87,826		$87,028	$104,904	$114,761		$127,509	$135,250
Expenses to average net assets
Excluding waiver and/or reimbursement and recapture	1.12	%(E)	1.08%	1.04%	1.02%		1.00%	0.97%
Including waiver and/or reimbursement and recapture	1.04	%(E)	1.00%	1.04%	1.01	%(B)	1.00%	0.97%
Net investment income (loss) to average net assets	5.59	%(E)	5.45%	5.24%	5.64	%(B)	5.14%	5.10%
Portfolio turnover rate	16	%(D)	35%	39%	49%		61%	48%

(A)	Calculated based on average number of shares outstanding.
(B)	Please reference the Custody Out-of-Pocket Expense section of the Notes to Financial Statements for more information regarding the reimbursement of custody fees. The amount of the reimbursement on a per share basis was immaterial to the class. The Expenses to average net assets including waiver and/or reimbursement and recapture ratio, and Net investment income (loss) to average net assets ratio would have been 0.01% higher and 0.01% lower, respectively, had the custodian not reimbursed the Fund.
(C)	Total return has been calculated without deduction of the initial sales charge and contingent deferred sales charge.
(D)	Not annualized.
(E)	Annualized.

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2019

FINANCIAL HIGHLIGHTS (continued)

For a share outstanding during the period and years indicated:	Transamerica High Yield Bond
	Class B
	April 30, 2019 (unaudited)		October 31, 2018	October 31, 2017	October 31, 2016		October 31, 2015	October 31, 2014
Net asset value, beginning of period/year	$8.85		$9.35	$9.07	$8.97		$9.69	$9.76

Investment operations:
Net investment income (loss) (A)	0.22		0.43	0.41	0.42	(B)	0.40	0.42
Net realized and unrealized gain (loss)	0.17		(0.53)	0.29	0.10		(0.59)	0.05
Total investment operations	0.39		(0.10)	0.70	0.52		(0.19)	0.47

Dividends and/or distributions to shareholders:
Net investment income	(0.30)		(0.40)	(0.42)	(0.42)		(0.41)	(0.41)
Net realized gains	—		—	—	—		(0.12)	(0.13)
Total dividends and/or distributions to shareholders	(0.30)		(0.40)	(0.42)	(0.42)		(0.53)	(0.54)

Net asset value, end of period/year	$8.94		$8.85	$9.35	$9.07		$8.97	$9.69
Total return (C)	4.60	%(D)	(1.08)%	7.75%	6.18%		(2.03)%	4.99%

Ratio and supplemental data:
Net assets end of period/year (000’s)	$63		$113	$1,307	$2,723		$3,977	$6,435
Expenses to average net assets
Excluding waiver and/or reimbursement and recapture	3.16	%(E)	2.06%	1.85%	1.83%		1.80%	1.80%
Including waiver and/or reimbursement and recapture	1.75	%(E)	1.75%	1.85%	1.82	%(B)	1.80%	1.80%
Net investment income (loss) to average net assets	5.13	%(E)	4.63%	4.43%	4.86	%(B)	4.32%	4.28%
Portfolio turnover rate	16	%(D)	35%	39%	49%		61%	48%

(A)	Calculated based on average number of shares outstanding.
(B)	Please reference the Custody Out-of-Pocket Expense section of the Notes to Financial Statements for more information regarding the reimbursement of custody fees. The amount of the reimbursement on a per share basis was immaterial to the class. The Expenses to average net assets including waiver and/or reimbursement and recapture ratio, and Net investment income (loss) to average net assets ratio would have been 0.01% higher and 0.01% lower, respectively, had the custodian not reimbursed the Fund.
(C)	Total return has been calculated without deduction of the initial sales charge.
(D)	Not annualized.
(E)	Annualized.

For a share outstanding during the period and years indicated:	Transamerica High Yield Bond
	Class C
	April 30, 2019 (unaudited)		October 31, 2018	October 31, 2017	October 31, 2016		October 31, 2015	October 31, 2014
Net asset value, beginning of period/year	$8.81		$9.30	$9.02	$8.92		$9.64	$9.72

Investment operations:
Net investment income (loss) (A)	0.21		0.43	0.42	0.43	(B)	0.41	0.42
Net realized and unrealized gain (loss)	0.17		(0.50)	0.29	0.10		(0.59)	0.05
Total investment operations	0.38		(0.07)	0.71	0.53		(0.18)	0.47

Dividends and/or distributions to shareholders:
Net investment income	(0.22)		(0.42)	(0.43)	(0.43)		(0.42)	(0.42)
Net realized gains	—		—	—	—		(0.12)	(0.13)
Total dividends and/or distributions to shareholders	(0.22)		(0.42)	(0.43)	(0.43)		(0.54)	(0.55)

Net asset value, end of period/year	$8.97		$8.81	$9.30	$9.02		$8.92	$9.64
Total return (C)	4.50	%(D)	(0.88)%	7.91%	6.34%		(1.95)%	4.98%

Ratio and supplemental data:
Net assets end of period/year (000’s)	$30,109		$31,361	$46,129	$51,787		$58,147	$69,198
Expenses to average net assets
Excluding waiver and/or reimbursement and recapture	1.79	%(E)	1.75%	1.73%	1.74%		1.74%	1.74%
Including waiver and/or reimbursement and recapture	1.77	%(E)	1.72%	1.73%	1.73	%(B)	1.74%	1.74%
Net investment income (loss) to average net assets	4.88	%(E)	4.74%	4.56%	4.93	%(B)	4.41%	4.33%
Portfolio turnover rate	16	%(D)	35%	39%	49%		61%	48%

(A)	Calculated based on average number of shares outstanding.
(B)	Please reference the Custody Out-of-Pocket Expense section of the Notes to Financial Statements for more information regarding the reimbursement of custody fees. The amount of the reimbursement on a per share basis was immaterial to the class. The Expenses to average net assets including waiver and/or reimbursement and recapture ratio, and Net investment income (loss) to average net assets ratio would have been 0.01% higher and 0.01% lower, respectively, had the custodian not reimbursed the Fund.
(C)	Total return has been calculated without deduction of the contingent deferred sales charge.
(D)	Not annualized.
(E)	Annualized.

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2019

FINANCIAL HIGHLIGHTS (continued)

For a share outstanding during the period and years indicated:	Transamerica High Yield Bond
	Class I
	April 30, 2019 (unaudited)		October 31, 2018	October 31, 2017	October 31, 2016		October 31, 2015	October 31, 2014
Net asset value, beginning of period/year	$8.91		$9.40	$9.13	$9.03		$9.74	$9.82

Investment operations:
Net investment income (loss) (A)	0.26		0.52	0.52	0.52	(B)	0.51	0.52
Net realized and unrealized gain (loss)	0.17		(0.49)	0.28	0.10		(0.59)	0.05
Total investment operations	0.43		0.03	0.80	0.62		(0.08)	0.57

Dividends and/or distributions to shareholders:
Net investment income	(0.27)		(0.52)	(0.53)	(0.52)		(0.51)	(0.52)
Net realized gains	—		—	—	—		(0.12)	(0.13)
Total dividends and/or distributions to shareholders	(0.27)		(0.52)	(0.53)	(0.52)		(0.63)	(0.65)

Net asset value, end of period/year	$9.07		$8.91	$9.40	$9.13		$9.03	$9.74
Total return	5.01	%(C)	0.17%	8.83%	7.33%		(0.85)%	5.95%

Ratio and supplemental data:
Net assets end of period/year (000’s)	$68,924		$80,141	$164,626	$155,777		$127,675	$305,992
Expenses to average net assets
Excluding waiver and/or reimbursement and recapture	0.76	%(D)	0.74%	0.73%	0.73%		0.74%	0.75%
Including waiver and/or reimbursement and recapture	0.75	%(D)	0.71%	0.73%	0.72	%(B)	0.74%	0.75%
Net investment income (loss) to average net assets	5.87	%(D)	5.67%	5.54%	5.86	%(B)	5.32%	5.32%
Portfolio turnover rate	16	%(C)	35%	39%	49%		61%	48%

(A)	Calculated based on average number of shares outstanding.
(B)	Please reference the Custody Out-of-Pocket Expense section of the Notes to Financial Statements for more information regarding the reimbursement of custody fees. The amount of the reimbursement on a per share basis was immaterial to the class. The Expenses to average net assets including waiver and/or reimbursement and recapture ratio, and Net investment income (loss) to average net assets ratio would have been 0.01% higher and 0.01% lower, respectively, had the custodian not reimbursed the Fund.
(C)	Not annualized.
(D)	Annualized.

For a share outstanding during the period and years indicated:	Transamerica High Yield Bond
	Class I2
	April 30, 2019 (unaudited)		October 31, 2018	October 31, 2017	October 31, 2016		October 31, 2015	October 31, 2014
Net asset value, beginning of period/year	$8.94		$9.43	$9.15	$9.05		$9.77	$9.84

Investment operations:
Net investment income (loss) (A)	0.27		0.54	0.53	0.53	(B)	0.52	0.53
Net realized and unrealized gain (loss)	0.16		(0.50)	0.29	0.10		(0.60)	0.06
Total investment operations	0.43		0.04	0.82	0.63		(0.08)	0.59

Dividends and/or distributions to shareholders:
Net investment income	(0.27)		(0.53)	(0.54)	(0.53)		(0.52)	(0.53)
Net realized gains	—		—	—	—		(0.12)	(0.13)
Total dividends and/or distributions to shareholders	(0.27)		(0.53)	(0.54)	(0.53)		(0.64)	(0.66)

Net asset value, end of period/year	$9.10		$8.94	$9.43	$9.15		$9.05	$9.77
Total return	5.06	%(C)	0.30%	9.05%	7.43%		(0.84)%	6.16%

Ratio and supplemental data:
Net assets end of period/year (000’s)	$466,927		$472,589	$858,441	$958,137		$788,225	$806,431
Expenses to average net assets
Excluding waiver and/or reimbursement and recapture	0.64	%(D)	0.63%	0.63%	0.63%		0.64%	0.65%
Including waiver and/or reimbursement and recapture	0.64	%(D)(E)(F)	0.61%	0.63%	0.62	%(B)	0.64%	0.65%
Net investment income (loss) to average net assets	6.01	%(D)	5.83%	5.65%	6.01	%(B)	5.51%	5.43%
Portfolio turnover rate	16	%(C)	35%	39%	49%		61%	48%

(A)	Calculated based on average number of shares outstanding.
(B)	Please reference the Custody Out-of-Pocket Expense section of the Notes to Financial Statements for more information regarding the reimbursement of custody fees. The amount of the reimbursement on a per share basis was immaterial to the class. The Expenses to average net assets including waiver and/or reimbursement and recapture ratio, and Net investment income (loss) to average net assets ratio would have been 0.01% higher and 0.01% lower, respectively, had the custodian not reimbursed the Fund.
(C)	Not annualized.
(D)	Annualized.
(E)	Waiver and/or reimbursement rounds to less than 0.01%.
(F)	TAM has voluntarily agreed to waive a portion of its management fee.

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2019

FINANCIAL HIGHLIGHTS (continued)

For a share outstanding during the periods and year indicated:	Transamerica High Yield Bond
	Class I3
	April 30, 2019 (unaudited)		October 31, 2018	October 31, 2017 (A)
Net asset value, beginning of period/year	$8.93		$9.43	$9.25

Investment operations:
Net investment income (loss) (B)	0.27		0.54	0.32
Net realized and unrealized gain (loss)	0.17		(0.50)	0.18
Total investment operations	0.44		0.04	0.50

Dividends and/or distributions to shareholders:
Net investment income	(0.27)		(0.54)	(0.32)

Net asset value, end of period/year	$9.10		$8.93	$9.43
Total return	5.03	%(C)	0.33%	5.51	%(C)

Ratio and supplemental data:
Net assets end of period/year (000’s)	$295,256		$298,604	$380,900
Expenses to average net assets
Excluding waiver and/or reimbursement and recapture	0.64	%(D)	0.63%	0.63	%(D)
Including waiver and/or reimbursement and recapture	0.64	%(D)(E)	0.60%	0.60	%(D)
Net investment income (loss) to average net assets	6.01	%(D)	5.85%	5.69	%(D)
Portfolio turnover rate	16	%(C)	35%	39%

(A)	Commenced operations on March 24, 2017.
(B)	Calculated based on average number of shares outstanding.
(C)	Not annualized.
(D)	Annualized.
(E)	Waiver and/or reimbursement rounds to less than 0.01%.

For a share outstanding during the periods and year indicated:	Transamerica High Yield Bond
	Class R
	April 30, 2019 (unaudited)		October 31, 2018	October 31, 2017 (A)
Net asset value, beginning of period/year	$8.93		$9.43	$9.25

Investment operations:
Net investment income (loss) (B)	0.24		0.49	0.29
Net realized and unrealized gain (loss)	0.18		(0.50)	0.19
Total investment operations	0.42		(0.01)	0.48

Dividends and/or distributions to shareholders:
Net investment income	(0.25)		(0.49)	(0.30)

Net asset value, end of period/year	$9.10		$8.93	$9.43
Total return	4.79	%(C)	(0.17)%	5.19	%(C)

Ratio and supplemental data:
Net assets end of period/year (000’s)	$37,578		$42,802	$55,724
Expenses to average net assets
Excluding waiver and/or reimbursement and recapture	1.27	%(D)	1.23%	1.14	%(D)
Including waiver and/or reimbursement and recapture	1.10	%(D)	1.10%	1.10	%(D)
Net investment income (loss) to average net assets	5.54	%(D)	5.35%	5.12	%(D)
Portfolio turnover rate	16	%(C)	35%	39%

(A)	Commenced operations on March 24, 2017.
(B)	Calculated based on average number of shares outstanding.
(C)	Not annualized.
(D)	Annualized.

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2019

FINANCIAL HIGHLIGHTS (continued)

For a share outstanding during the periods and year indicated:	Transamerica High Yield Bond
	Class R4
	April 30, 2019 (unaudited)		October 31, 2018	October 31, 2017 (A)
Net asset value, beginning of period/year	$8.93		$9.43	$9.25

Investment operations:
Net investment income (loss) (B)	0.26		0.52	0.31
Net realized and unrealized gain (loss)	0.17		(0.51)	0.18
Total investment operations	0.43		0.01	0.49

Dividends and/or distributions to shareholders:
Net investment income	(0.26)		(0.51)	(0.31)

Net asset value, end of period/year	$9.10		$8.93	$9.43
Total return	4.92	%(C)	0.08%	5.35	%(C)

Ratio and supplemental data:
Net assets end of period/year (000’s)	$385,412		$361,071	$369,181
Expenses to average net assets
Excluding waiver and/or reimbursement and recapture	0.89	%(D)	0.88%	0.88	%(D)
Including waiver and/or reimbursement and recapture	0.85	%(D)	0.85%	0.85	%(D)
Net investment income (loss) to average net assets	5.79	%(D)	5.61%	5.43	%(D)
Portfolio turnover rate	16	%(C)	35%	39%

(A)	Commenced operations on March 24, 2017.
(B)	Calculated based on average number of shares outstanding.
(C)	Not annualized.
(D)	Annualized.

For a share outstanding during the periods and years indicated:	Transamerica High Yield Bond
	Class R6
	April 30, 2019 (unaudited)		October 31, 2018	October 31, 2017	October 31, 2016		October 31, 2015 (A)
Net asset value, beginning of period/year	$8.94		$9.43	$9.15	$9.05		$9.56

Investment operations:
Net investment income (loss) (B)	0.27		0.54	0.54	0.52	(C)	0.22
Net realized and unrealized gain (loss)	0.16		(0.50)	0.28	0.11		(0.51)
Total investment operations	0.43		0.04	0.82	0.63		(0.29)

Dividends and/or distributions to shareholders:
Net investment income	(0.27)		(0.53)	(0.54)	(0.53)		(0.22)

Net asset value, end of period/year	$9.10		$8.94	$9.43	$9.15		$9.05
Total return	5.05	%(D)	0.29%	9.06%	7.43%		(3.04	)%(D)

Ratio and supplemental data:
Net assets end of period/year (000’s)	$33,535		$29,499	$34,335	$4,086		$49
Expenses to average net assets
Excluding waiver and/or reimbursement and recapture	0.64	%(E)	0.63%	0.63%	0.63%		0.63	%(E)
Including waiver and/or reimbursement and recapture	0.64	%(E)(F)(G)	0.61%	0.63%	0.61	%(C)	0.63	%(E)
Net investment income (loss) to average net assets	6.01	%(E)	5.85%	5.73%	5.81	%(C)	5.64	%(E)
Portfolio turnover rate	16	%(D)	35%	39%	49%		61%

(A)	Commenced operations on May 29, 2015.
(B)	Calculated based on average number of shares outstanding.
(C)	Please reference the Custody Out-of-Pocket Expense section of the Notes to Financial Statements for more information regarding the reimbursement of custody fees. The amount of the reimbursement on a per share basis was immaterial to the class. The Expenses to average net assets including waiver and/or reimbursement and recapture ratio, and Net investment income (loss) to average net assets ratio would have been 0.02% higher and 0.02% lower, respectively, had the custodian not reimbursed the Fund.
(D)	Not annualized.
(E)	Annualized.
(F)	Waiver and/or reimbursement rounds to less than 0.01%.
(G)	TAM has voluntarily agreed to waive a portion of its management fee.

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2019

FINANCIAL HIGHLIGHTS (continued)

For a share outstanding during the period and years indicated:	Transamerica High Yield Muni
	Class A
	April 30, 2019 (unaudited)		October 31, 2018	October 31, 2017	October 31, 2016		October 31, 2015	October 31, 2014
Net asset value, beginning of period/year	$11.34		$11.60	$11.88	$11.47		$11.46	$10.21

Investment operations:
Net investment income (loss) (A)	0.20		0.40	0.34	0.31	(B)	0.33	0.34
Net realized and unrealized gain (loss)	0.31		(0.26)	(0.11)	0.47		0.36	1.31
Total investment operations	0.51		0.14	0.23	0.78		0.69	1.65

Dividends and/or distributions to shareholders:
Net investment income	(0.21)		(0.40)	(0.35)	(0.30)		(0.32)	(0.38)
Net realized gains	—		—	(0.16)	(0.07)		(0.36)	(0.02)
Total dividends and/or distributions to shareholders	(0.21)		(0.40)	(0.51)	(0.37)		(0.68)	(0.40)

Net asset value, end of period/year	$11.64		$11.34	$11.60	$11.88		$11.47	$11.46
Total return (C)	4.51	%(D)	1.19%	2.26%	6.72%		6.24%	16.49%

Ratio and supplemental data:
Net assets end of period/year (000’s)	$25,003		$30,521	$34,191	$58,848		$24,700	$4,492
Expenses to average net assets (E)
Excluding waiver and/or reimbursement and recapture	1.05	%(F)	1.00%	1.04%	0.98%		1.29%	2.27%
Including waiver and/or reimbursement and recapture	0.91	%(F)	0.91%	0.91%	0.91	%(B)	0.91%	0.91%
Net investment income (loss) to average net assets	3.60	%(F)	3.45%	3.02%	2.59	%(B)	2.88%	3.11%
Portfolio turnover rate	42	%(D)	119%	115%	61%		78%	266%

(A)	Calculated based on average number of shares outstanding.
(B)	Please reference the Custody Out-of-Pocket Expense section of the Notes to Financial Statements for more information regarding the reimbursement of custody fees. The amount of the reimbursement on a per share basis was immaterial to the class. The Expenses to average net assets including waiver and/or reimbursement and recapture ratio, and Net investment income (loss) to average net assets ratio would have been 0.00% higher and 0.00% lower, respectively, had the custodian not reimbursed the Fund.
(C)	Total return has been calculated without deduction of the initial sales charge and contingent deferred sales charge.
(D)	Not annualized.
(E)	Does not include expenses of the investment companies and/or ETFs in which the Fund invests.
(F)	Annualized.

For a share outstanding during the period and years indicated:	Transamerica High Yield Muni
	Class C
	April 30, 2019 (unaudited)		October 31, 2018	October 31, 2017	October 31, 2016		October 31, 2015	October 31, 2014
Net asset value, beginning of period/year	$11.35		$11.61	$11.88	$11.48		$11.47	$10.21

Investment operations:
Net investment income (loss) (A)	0.17		0.33	0.28	0.24	(B)	0.26	0.34
Net realized and unrealized gain (loss)	0.31		(0.26)	(0.11)	0.46		0.37	1.26
Total investment operations	0.48		0.07	0.17	0.70		0.63	1.60

Dividends and/or distributions to shareholders:
Net investment income	(0.17)		(0.33)	(0.28)	(0.23)		(0.26)	(0.32)
Net realized gains	—		—	(0.16)	(0.07)		(0.36)	(0.02)
Total dividends and/or distributions to shareholders	(0.17)		(0.33)	(0.44)	(0.30)		(0.62)	(0.34)

Net asset value, end of period/year	$11.66		$11.35	$11.61	$11.88		$11.48	$11.47
Total return (C)	4.29	%(D)	0.59%	1.64%	6.12%		5.62%	15.94%

Ratio and supplemental data:
Net assets end of period/year (000’s)	$11,319		$11,389	$12,109	$13,670		$3,708	$1,398
Expenses to average net assets (E)
Excluding waiver and/or reimbursement and recapture	1.81	%(F)	1.76%	1.80%	1.73%		2.04%	2.98%
Including waiver and/or reimbursement and recapture	1.51	%(F)	1.51%	1.51%	1.51	%(B)	1.51%	1.51%
Net investment income (loss) to average net assets	3.01	%(F)	2.84%	2.42%	2.02	%(B)	2.31%	3.08%
Portfolio turnover rate	42	%(D)	119%	115%	61%		78%	266%

(A)	Calculated based on average number of shares outstanding.
(B)	Please reference the Custody Out-of-Pocket Expense section of the Notes to Financial Statements for more information regarding the reimbursement of custody fees. The amount of the reimbursement on a per share basis was immaterial to the class. The Expenses to average net assets including waiver and/or reimbursement and recapture ratio, and Net investment income (loss) to average net assets ratio would have been 0.00% higher and 0.00% lower, respectively, had the custodian not reimbursed the Fund.
(C)	Total return has been calculated without deduction of the contingent deferred sales charge.
(D)	Not annualized.
(E)	Does not include expenses of the investment companies and/or ETFs in which the Fund invests.
(F)	Annualized.

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2019

FINANCIAL HIGHLIGHTS (continued)

For a share outstanding during the period and years indicated:	Transamerica High Yield Muni
	Class I
	April 30, 2019 (unaudited)		October 31, 2018	October 31, 2017	October 31, 2016		October 31, 2015	October 31, 2014
Net asset value, beginning of period/year	$11.36		$11.62	$11.89	$11.48		$11.47	$10.21

Investment operations:
Net investment income (loss) (A)	0.21		0.42	0.36	0.33	(B)	0.34	0.43
Net realized and unrealized gain (loss)	0.32		(0.26)	(0.10)	0.46		0.37	1.25
Total investment operations	0.53		0.16	0.26	0.79		0.71	1.68

Dividends and/or distributions to shareholders:
Net investment income	(0.22)		(0.42)	(0.37)	(0.31)		(0.34)	(0.40)
Net realized gains	—		—	(0.16)	(0.07)		(0.36)	(0.02)
Total dividends and/or distributions to shareholders	(0.22)		(0.42)	(0.53)	(0.38)		(0.70)	(0.42)

Net asset value, end of period/year	$11.67		$11.36	$11.62	$11.89		$11.48	$11.47
Total return	4.67	%(C)	1.35%	2.41%	6.96%		6.38%	16.76%

Ratio and supplemental data:
Net assets end of period/year (000’s)	$65,116		$61,523	$57,151	$55,795		$19,085	$5,042
Expenses to average net assets (D)
Excluding waiver and/or reimbursement and recapture	0.84	%(E)	0.79%	0.83%	0.77%		1.07%	2.04%
Including waiver and/or reimbursement and recapture	0.76	%(E)	0.76%	0.76%	0.76	%(B)	0.76%	0.76%
Net investment income (loss) to average net assets	3.74	%(E)	3.59%	3.17%	2.76	%(B)	3.04%	3.91%
Portfolio turnover rate	42	%(C)	119%	115%	61%		78%	266%

(A)	Calculated based on average number of shares outstanding.
(B)	Please reference the Custody Out-of-Pocket Expense section of the Notes to Financial Statements for more information regarding the reimbursement of custody fees. The amount of the reimbursement on a per share basis was immaterial to the class. The Expenses to average net assets including waiver and/or reimbursement and recapture ratio, and Net investment income (loss) to average net assets ratio would have been 0.00% higher and 0.00% lower, respectively, had the custodian not reimbursed the Fund.
(C)	Not annualized.
(D)	Does not include expenses of the investment companies and/or ETFs in which the Fund invests.
(E)	Annualized.

For a share outstanding during the periods and years indicated:	Transamerica High Yield Muni
	Class I2
	April 30, 2019 (unaudited)		October 31, 2018	October 31, 2017	October 31, 2016 (A)
Net asset value, beginning of period/year	$11.36		$11.62	$11.89	$12.10

Investment operations:
Net investment income (loss) (B)	0.22		0.42	0.37	0.03
Net realized and unrealized gain (loss)	0.31		(0.26)	(0.11)	(0.21	)(C)
Total investment operations	0.53		0.16	0.26	(0.18)

Dividends and/or distributions to shareholders:
Net investment income	(0.22)		(0.42)	(0.37)	(0.03)
Net realized gains	—		—	(0.16)	—
Total dividends and/or distributions to shareholders	(0.22)		(0.42)	(0.53)	(0.03)

Net asset value, end of period/year	$11.67		$11.36	$11.62	$11.89
Total return	4.70	%(D)	1.42%	2.44%	(1.47	)%(D)

Ratio and supplemental data:
Net assets end of period/year (000’s)	$11		$10	$10	$10
Expenses to average net assets (E)	0.73	%(F)	0.68%	0.72%	0.66	%(F)
Net investment income (loss) to average net assets	3.79	%(F)	3.67%	3.21%	3.22	%(F)
Portfolio turnover rate	42	%(D)	119%	115%	61%

(A)	Commenced operations on September 30, 2016.
(B)	Calculated based on average number of shares outstanding.
(C)	The amount of net realized and unrealized gain/(loss) per share does not correspond with the amounts reported within the Statements of Changes due to the timing of purchases and redemptions of Fund shares and fluctuating market values during the period.
(D)	Not annualized.
(E)	Does not include expenses of the investment companies and/or ETFs in which the Fund invests.
(F)	Annualized.

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2019

FINANCIAL HIGHLIGHTS (continued)

For a share outstanding during the periods and years indicated:	Transamerica Inflation Opportunities
Class A
April 30, 2019 (unaudited)	October 31, 2018	October 31, 2017	October 31, 2016	October 31, 2015	October 31, 2014 (A)
Net asset value, beginning of period/year	$9.58	$9.97	$9.99	$9.57	$9.95	$10.00

Investment operations:
Net investment income (loss) (B)	0.05	0.20	0.14	0.08	(C)	0.00	(D)	0.16
Net realized and unrealized gain (loss)	0.39	(0.38)	(0.03)	0.34	(0.34)	(0.06)
Total investment operations	0.44	(0.18)	0.11	0.42	(0.34)	0.10

Dividends and/or distributions to shareholders:
Net investment income	(0.07)	(0.21)	(0.13)	—	(0.02)	(0.15)
Net realized gains	—	—	—	—	(0.01)	—
Return of capital	—	—	—	—	(0.01)	—
Total dividends and/or distributions to shareholders	(0.07)	(0.21)	(0.13)	—	(0.04)	(0.15)

Net asset value, end of period/year	$9.95	$9.58	$9.97	$9.99	$9.57	$9.95
Total return (E)	4.59	%(F)	(1.81)%	1.11%	4.39%	(3.48)%	1.01	%(F)

Ratio and supplemental data:
Net assets end of period/year (000’s)	$762	$719	$634	$645	$516	$299
Expenses to average net assets
Excluding waiver and/or reimbursement and recapture	1.10	%(G)(H)	0.95	%(H)	1.55%	1.00%	0.99%	1.01	%(G)
Including waiver and/or reimbursement and recapture	1.00	%(G)(H)	1.00	%(H)	1.00%	0.99	%(C)	1.00%	1.00	%(G)
Net investment income (loss) to average net assets	0.95	%(G)	2.02%	1.39%	0.81	%(C)	0.01%	2.30	%(G)
Portfolio turnover rate	13	%(F)	36%	41%	39%	35%	57	%(F)

(A)	Commenced operations on March 1, 2014.
(B)	Calculated based on average number of shares outstanding.
(C)	Please reference the Custody Out-of-Pocket Expense section of the Notes to Financial Statements for more information regarding the reimbursement of custody fees. The amount of the reimbursement on a per share basis was immaterial to the class. The Expenses to average net assets including waiver and/or reimbursement and recapture ratio, and Net investment income (loss) to average net assets ratio would have been 0.01% higher and 0.01% lower, respectively, had the custodian not reimbursed the Fund.
(D)	Rounds to less than $0.01 or $(0.01).
(E)	Total return has been calculated without deduction of the initial sales charge and contingent deferred sales charge.
(F)	Not annualized.
(G)	Annualized.
(H)	Does not include expenses of the investment companies and/or ETFs in which the Fund invests.

For a share outstanding during the periods and years indicated:	Transamerica Inflation Opportunities
	Class C
	April 30, 2019 (unaudited)		October 31, 2018		October 31, 2017	October 31, 2016		October 31, 2015		October 31, 2014 (A)
Net asset value, beginning of period/year	$9.41		$9.81		$9.84	$9.50		$9.94		$10.00

Investment operations:
Net investment income (loss) (B)	0.01		0.13		0.07	0.01	(C)	(0.08)		0.09
Net realized and unrealized gain (loss)	0.37		(0.38)		(0.03)	0.33		(0.34)		(0.04)
Total investment operations	0.38		(0.25)		0.04	0.34		(0.42)		0.05

Dividends and/or distributions to shareholders:
Net investment income	(0.05)		(0.15)		(0.07)	—		(0.01)		(0.11)
Net realized gains	—		—		—	—		(0.01)		—
Return of capital	—		—		—	—		(0.00	)(D)	—
Total dividends and/or distributions to shareholders	(0.05)		(0.15)		(0.07)	—		(0.02)		(0.11)

Net asset value, end of period/year	$9.74		$9.41		$9.81	$9.84		$9.50		$9.94
Total return (E)	4.11	%(F)	(2.59)%		0.46%	3.58%		(4.22)%		0.52	%(F)

Ratio and supplemental data:
Net assets end of period/year (000’s)	$464		$456		$709	$517		$371		$380
Expenses to average net assets
Excluding waiver and/or reimbursement and recapture	1.86	%(G)(H)	1.81	%(H)	1.80%	1.77%		1.77%		1.77	%(G)
Including waiver and/or reimbursement and recapture	1.75	%(G)(H)	1.75	%(H)	1.75%	1.74	%(C)	1.75%		1.75	%(G)
Net investment income (loss) to average net assets	0.15	%(G)	1.35%		0.70%	0.12	%(C)	(0.85)%		1.39	%(G)
Portfolio turnover rate	13	%(F)	36%		41%	39%		35%		57	%(F)

(A)	Commenced operations on March 1, 2014.
(B)	Calculated based on average number of shares outstanding.
(C)	Please reference the Custody Out-of-Pocket Expense section of the Notes to Financial Statements for more information regarding the reimbursement of custody fees. The amount of the reimbursement on a per share basis was immaterial to the class. The Expenses to average net assets including waiver and/or reimbursement and recapture ratio, and Net investment income (loss) to average net assets ratio would have been 0.01% higher and 0.01% lower, respectively, had the custodian not reimbursed the Fund.
(D)	Rounds to less than $0.01 or $(0.01).
(E)	Total return has been calculated without deduction of the contingent deferred sales charge.
(F)	Not annualized.
(G)	Annualized.
(H)	Does not include expenses of the investment companies and/or ETFs in which the Fund invests.

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2019

FINANCIAL HIGHLIGHTS (continued)

For a share outstanding during the periods and years indicated:	Transamerica Inflation Opportunities
	Class I
	April 30, 2019 (unaudited)		October 31, 2018		October 31, 2017	October 31, 2016		October 31, 2015	October 31, 2014 (A)
Net asset value, beginning of period/year	$9.63		$10.03		$10.03	$9.59		$9.95	$10.00

Investment operations:
Net investment income (loss) (B)	0.06		0.18		0.17	0.10	(C)	0.01	0.18
Net realized and unrealized gain (loss)	0.39		(0.34)		(0.03)	0.34		(0.33)	(0.06)
Total investment operations	0.45		(0.16)		0.14	0.44		(0.32)	0.12

Dividends and/or distributions to shareholders:
Net investment income	(0.07)		(0.24)		(0.14)	—		(0.02)	(0.17)
Net realized gains	—		—		—	—		(0.01)	—
Return of capital	—		—		—	—		(0.01)	—
Total dividends and/or distributions to shareholders	(0.07)		(0.24)		(0.14)	—		(0.04)	(0.17)

Net asset value, end of period/year	$10.01		$9.63		$10.03	$10.03		$9.59	$9.95
Total return	4.71	%(D)	(1.67)%		1.47%	4.59%		(3.22)%	1.16	%(D)

Ratio and supplemental data:
Net assets end of period/year (000’s)	$2,755		$2,156		$270	$1,336		$259	$277
Expenses to average net assets
Excluding waiver and/or reimbursement and recapture	0.87	%(E)(F)	0.82	%(F)	0.81%	0.79%		0.78%	0.84	%(E)
Including waiver and/or reimbursement and recapture	0.75	%(E)(F)	0.75	%(F)	0.75%	0.74	%(C)	0.75%	0.75	%(E)
Net investment income (loss) to average net assets	1.18	%(E)	1.81%		1.76%	0.98	%(C)	0.05%	2.67	%(E)
Portfolio turnover rate	13	%(D)	36%		41%	39%		35%	57	%(D)

(A)	Commenced operations on March 1, 2014.
(B)	Calculated based on average number of shares outstanding.
(C)	Please reference the Custody Out-of-Pocket Expense section of the Notes to Financial Statements for more information regarding the reimbursement of custody fees. The amount of the reimbursement on a per share basis was immaterial to the class. The Expenses to average net assets including waiver and/or reimbursement and recapture ratio, and Net investment income (loss) to average net assets ratio would have been 0.01% higher and 0.01% lower, respectively, had the custodian not reimbursed the Fund.
(D)	Not annualized.
(E)	Annualized.
(F)	Does not include expenses of the investment companies and/or ETFs in which the Fund invests.

For a share outstanding during the periods and years indicated:	Transamerica Inflation Opportunities
	Class I2
	April 30, 2019 (unaudited)		October 31, 2018		October 31, 2017	October 31, 2016		October 31, 2015	October 31, 2014 (A)
Net asset value, beginning of period/year	$9.65		$10.05		$10.05	$9.60		$9.96	$10.00

Investment operations:
Net investment income (loss) (B)	0.06		0.24		0.17	0.10	(C)	0.02	0.14
Net realized and unrealized gain (loss)	0.39		(0.40)		(0.02)	0.35		(0.34)	(0.01)
Total investment operations	0.45		(0.16)		0.15	0.45		(0.32)	0.13

Dividends and/or distributions to shareholders:
Net investment income	(0.07)		(0.24)		(0.15)	—		(0.02)	(0.17)
Net realized gains	—		—		—	—		(0.01)	—
Return of capital	—		—		—	—		(0.01)	—
Total dividends and/or distributions to shareholders	(0.07)		(0.24)		(0.15)	—		(0.04)	(0.17)

Net asset value, end of period/year	$10.03		$9.65		$10.05	$10.05		$9.60	$9.96
Total return	4.71	%(D)	(1.63)%		1.53%	4.69%		(3.19)%	1.26	%(D)

Ratio and supplemental data:
Net assets end of period/year (000’s)	$137,498		$148,450		$171,965	$178,853		$234,802	$245,715
Expenses to average net assets
Excluding waiver and/or reimbursement and recapture	0.73	%(E)(F)	0.70	%(F)	0.70%	0.68%		0.66%	0.72	%(E)
Including waiver and/or reimbursement and recapture	0.73	%(E)(F)	0.70	%(F)	0.70%	0.67	%(C)	0.66%	0.72	%(E)
Net investment income (loss) to average net assets	1.16	%(E)	2.38%		1.67%	0.99	%(C)	0.21%	2.11	%(E)
Portfolio turnover rate	13	%(D)	36%		41%	39%		35%	57	%(D)

(A)	Commenced operations on March 1, 2014.
(B)	Calculated based on average number of shares outstanding.
(C)	Please reference the Custody Out-of-Pocket Expense section of the Notes to Financial Statements for more information regarding the reimbursement of custody fees. The amount of the reimbursement on a per share basis was immaterial to the class. The Expenses to average net assets including waiver and/or reimbursement and recapture ratio, and Net investment income (loss) to average net assets ratio would have been 0.01% higher and 0.01% lower, respectively, had the custodian not reimbursed the Fund.
(D)	Not annualized.
(E)	Annualized.
(F)	Does not include expenses of the investment companies and/or ETFs in which the Fund invests.

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2019

FINANCIAL HIGHLIGHTS (continued)

For a share outstanding during the periods and years indicated:	Transamerica Inflation Opportunities
	Class R6
	April 30, 2019 (unaudited)		October 31, 2018		October 31, 2017	October 31, 2016 (A)
Net asset value, beginning of period/year	$9.66		$10.05		$10.05	$9.92

Investment operations:
Net investment income (loss) (B)	0.06		0.24		0.17	0.03	(C)
Net realized and unrealized gain (loss)	0.38		(0.39)		(0.02)	0.10
Total investment operations	0.44		(0.15)		0.15	0.13

Dividends and/or distributions to shareholders:
Net investment income	(0.07)		(0.24)		(0.15)	—

Net asset value, end of period/year	$10.03		$9.66		$10.05	$10.05
Total return	4.60	%(D)	(1.53)%		1.53%	1.31	%(D)

Ratio and supplemental data:
Net assets end of period/year (000’s)	$53		$51		$51	$51
Expenses to average net assets
Excluding waiver and/or reimbursement and recapture	0.73	%(E)(F)	0.70	%(F)	0.70%	0.66	%(E)
Including waiver and/or reimbursement and recapture	0.73	%(E)(F)	0.70	%(F)	0.70%	0.64	%(E)(C)
Net investment income (loss) to average net assets	1.17	%(E)	2.37%		1.69%	1.15	%(E)(C)
Portfolio turnover rate	13	%(D)	36%		41%	39%

(A)	Commenced operations on July 25, 2016.
(B)	Calculated based on average number of shares outstanding.
(C)	Please reference the Custody Out-of-Pocket Expense section of the Notes to Financial Statements for more information regarding the reimbursement of custody fees. The amount of the reimbursement on a per share basis was immaterial to the class. The Expenses to average net assets including waiver and/or reimbursement and recapture ratio, and Net investment income (loss) to average net assets ratio would have been 0.02% higher and 0.02% lower, respectively, had the custodian not reimbursed the Fund.
(D)	Not annualized.
(E)	Annualized.
(F)	Does not include expenses of the investment companies and/or ETFs in which the Fund invests.

For a share outstanding during the periods and year indicated:	Transamerica Inflation-Protected Securities
	Class I3
	April 30, 2019 (unaudited)		October 31, 2018	October 31, 2017 (A)
Net asset value, beginning of period/year	$9.63		$9.97	$10.00

Investment operations:
Net investment income (loss) (B)	0.03		0.26	0.08
Net realized and unrealized gain (loss)	0.39		(0.34)	(0.06)
Total investment operations	0.42		(0.08)	0.02

Dividends and/or distributions to shareholders:
Net investment income	(0.13)		(0.26)	(0.05)

Net asset value, end of period/year	$9.92		$9.63	$9.97
Total return	4.39	%(C)	(0.88)%	0.16	%(C)

Ratio and supplemental data:
Net assets end of period/year (000’s)	$107,512		$111,874	$144,334
Expenses to average net assets (D)
Excluding waiver and/or reimbursement and recapture	0.51	%(E)	0.56%	0.52	%(E)
Including waiver and/or reimbursement and recapture	0.48	%(E)(F)	0.40%	0.40	%(E)
Net investment income (loss) to average net assets	0.66	%(E)	2.59%	1.45	%(E)
Portfolio turnover rate	7	%(C)	134%	51	%(C)

(A)	Commenced operations on April 21, 2017.
(B)	Calculated based on average number of shares outstanding.
(C)	Not annualized.
(D)	Does not include expenses of the investment companies and/or ETFs in which the Fund invests.
(E)	Annualized.
(F)	TAM has voluntarily agreed to waive a portion of its management fee.

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2019

FINANCIAL HIGHLIGHTS (continued)

For a share outstanding during the periods and year indicated:	Transamerica Inflation-Protected Securities
	Class R
	April 30, 2019 (unaudited)		October 31, 2018		October 31, 2017 (A)
Net asset value, beginning of period/year	$9.65		$9.98		$10.00

Investment operations:
Net investment income (loss) (B)	0.00	(C)	0.21		0.05
Net realized and unrealized gain (loss)	0.41		(0.34)		(0.07)
Total investment operations	0.41		(0.13)		(0.02)

Dividends and/or distributions to shareholders:
Net investment income	(0.12)		(0.20)		(0.00	) (C)

Net asset value, end of period/year	$9.94		$9.65		$9.98
Total return	4.35	%(D)	(1.29)%		(0.20	)%(D)

Ratio and supplemental data:
Net assets end of period/year (000’s)	$9,224		$10,508		$12,683
Expenses to average net assets (E)
Excluding waiver and/or reimbursement and recapture	1.00	%(F)	1.05%		1.01	%(F)
Including waiver and/or reimbursement and recapture	1.00	%(F)(G)(H)	0.92	%(G)	1.00	%(F)
Net investment income (loss) to average net assets	0.10	%(F)	2.07%		0.85	%(F)
Portfolio turnover rate	7	%(D)	134%		51	%(D)

(A)	Commenced operations on April 21, 2017.
(B)	Calculated based on average number of shares outstanding.
(C)	Rounds to less than $0.01 or $(0.01).
(D)	Not annualized.
(E)	Does not include expenses of the investment companies and/or ETFs in which the Fund invests.
(F)	Annualized.
(G)	TAM has voluntarily agreed to waive a portion of its management fee.
(H)	Waiver and/or reimbursement rounds to less than 0.01%.

For a share outstanding during the periods and years indicated:	Transamerica Inflation-Protected Securities
	Class R4
	April 30, 2019 (unaudited)		October 31, 2018		October 31, 2017 (A) (B) (C)		December 31, 2016		December 31, 2015	December 31, 2014	December 31, 2013
Net asset value, beginning of period/year	$9.63		$9.97		$9.93		$9.69		$9.93	$9.85	$11.09

Investment operations:
Net investment income (loss) (D)	0.03		0.23		0.12		0.11		(0.01)	0.09	0.02
Net realized and unrealized gain (loss)	0.39		(0.34)		0.01	(E)	0.26		(0.21)	0.19	(0.97)
Total investment operations	0.42		(0.11)		0.13		0.37		(0.22)	0.28	(0.95)

Dividends and/or distributions to shareholders:
Net investment income	(0.12)		(0.23)		(0.09)		(0.13)		—	(0.14)	(0.03)
Net realized gains	—		—		—		—		—	(0.03)	(0.26)
Return of capital	—		—		—		—		(0.02)	(0.03)	—
Total dividends and/or distributions to shareholders	(0.12)		(0.23)		(0.09)		(0.13)		(0.02)	(0.20)	(0.29)

Net asset value, end of period/year	$9.93		$9.63		$9.97		$9.93		$9.69	$9.93	$9.85
Total return	4.42	%(F)	(1.15)%		1.37	%(F)	3.76%		(2.18)%	2.74%	(8.55)%

Ratio and supplemental data:
Net assets end of period/year (000’s)	$2,516		$15,421		$23,203		$63,638		$76,421	$85,490	$86,788
Expenses to average net assets
Excluding waiver and/or reimbursement and recapture	0.76	%(G)(H)	0.81	%(H)	0.81	%(G)(H)	0.82%		0.80%	0.78%	0.76%
Including waiver and/or reimbursement and recapture	0.65	%(G)(H)(I)	0.65	%(H)(J)	0.66	%(G)(H)(J)	0.64	%(K)	0.65%	0.65%	0.65%
Net investment income (loss) to average net assets	0.56	%(G)	2.33%		1.41	%(G)	1.13%		(0.13)%	0.93%	0.23%
Portfolio turnover rate	7	%(F)	134%		51	%(F)	52%		54%	81%	99%

(A)	Transamerica Partners Institutional Inflation-Protected Securities reorganized into the Fund on April 21, 2017. Prior to April 21, 2017, information provided reflects Transamerica Partners Institutional Inflation-Protected Securities, which was the accounting and performance survivor of the reorganization.
(B)	Effective April 21, 2017, the Fund underwent a 0.97-for-1 share split. The per share data has been retroactively adjusted to reflect the share split. See the Stock Split section of the Notes to Financial Statements for more information.
(C)	The fiscal year end of the Fund is October 31 while the fiscal year end of the accounting and performance survivor is December 31. Prior to the closing of the applicable Transamerica Partners reorganization as of the close of business on April 21, 2017, the accounting and performance survivor operated as a feeder in a master-feeder structure and invested all of its investable assets in a corresponding Series Portfolio. The Financial Highlights represents activity for the ten months of January 1, 2017 – October 31, 2017.
(D)	Calculated based on average number of shares outstanding.
(E)	The amount of net realized and unrealized gain/(loss) per share does not correspond with the amounts reported within the Statements of Changes due to the timing of purchases and redemptions of Fund shares and fluctuating market values during the period.
(F)	Not annualized.
(G)	Annualized.
(H)	Does not include expenses of the investment companies and/or ETFs in which the Fund invests.
(I)	TAM has voluntarily agreed to waive a portion of its management fee.
(J)	Includes reorganization expenses incurred outside the Fund’s operating expense limit.
(K)	Includes reimbursement of custody fees at the underlying Series Portfolio level.

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2019

FINANCIAL HIGHLIGHTS (continued)

For a share outstanding during the periods and year indicated:	Transamerica Intermediate Bond
	Class I2
	April 30, 2019 (unaudited)		October 31, 2018		October 31, 2017 (A)
Net asset value, beginning of period/year	$9.70		$10.20		$10.08

Investment operations:
Net investment income (loss) (B)	0.14		0.27		0.14
Net realized and unrealized gain (loss)	0.37		(0.49)		0.14
Total investment operations	0.51		(0.22)		0.28

Dividends and/or distributions to shareholders:
Net investment income	(0.14)		(0.28)		(0.16)

Net asset value, end of period/year	$10.07		$9.70		$10.20
Total return	5.34	%(C)	(2.22)%		2.92	%(C)

Ratio and supplemental data:
Net assets end of period/year (000’s)	$1,907,996		$1,971,571		$2,058,090
Expenses to average net assets
Excluding waiver and/or reimbursement and recapture	0.42	%(D)	0.41%		0.43	%(D)
Including waiver and/or reimbursement and recapture	0.42	%(D)(E)(F)	0.41	%(F)	0.43	%(D)
Net investment income (loss) to average net assets	2.84	%(D)	2.68%		2.29	%(D)
Portfolio turnover rate	21	%(C)	49%		22	%(C)

(A)	Commenced operations on March 24, 2017.
(B)	Calculated based on average number of shares outstanding.
(C)	Not annualized.
(D)	Annualized.
(E)	Waiver and/or reimbursement rounds to less than 0.01%.
(F)	TAM has voluntarily agreed to waive a portion of its management fee.

For a share outstanding during the periods and year indicated:	Transamerica Intermediate Bond
	Class I3
	April 30, 2019 (unaudited)		October 31, 2018	October 31, 2017 (A)
Net asset value, beginning of period/year	$9.72		$10.22	$10.08

Investment operations:
Net investment income (loss) (B)	0.14		0.27	0.14
Net realized and unrealized gain (loss)	0.36		(0.49)	0.15
Total investment operations	0.50		(0.22)	0.29

Dividends and/or distributions to shareholders:
Net investment income	(0.14)		(0.28)	(0.15)

Net asset value, end of period/year	$10.08		$9.72	$10.22
Total return	5.22	%(C)	(2.21)%	2.87	%(C)

Ratio and supplemental data:
Net assets end of period/year (000’s)	$694,266		$697,789	$628,055
Expenses to average net assets
Excluding waiver and/or reimbursement and recapture	0.42	%(D)	0.41%	0.42	%(D)
Including waiver and/or reimbursement and recapture	0.42	%(D)(E)	0.40%	0.40	%(D)
Net investment income (loss) to average net assets	2.85	%(D)	2.70%	2.33	%(D)
Portfolio turnover rate	21	%(C)	49%	22	%(C)

(A)	Commenced operations on March 24, 2017.
(B)	Calculated based on average number of shares outstanding.
(C)	Not annualized.
(D)	Annualized.
(E)	Waiver and/or reimbursement rounds to less than 0.01%.

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2019

FINANCIAL HIGHLIGHTS (continued)

For a share outstanding during the periods and year indicated:	Transamerica Intermediate Bond
	Class R
	April 30, 2019 (unaudited)		October 31, 2018		October 31, 2017 (A)
Net asset value, beginning of period/year	$9.73		$10.22		$10.08

Investment operations:
Net investment income (loss) (B)	0.12		0.22		0.11
Net realized and unrealized gain (loss)	0.36		(0.48)		0.14
Total investment operations	0.48		(0.26)		0.25

Dividends and/or distributions to shareholders:
Net investment income	(0.12)		(0.23)		(0.11)

Net asset value, end of period/year	$10.09		$9.73		$10.22
Total return	4.94	%(C)	(2.61)%		2.50	%(C)

Ratio and supplemental data:
Net assets end of period/year (000’s)	$56,974		$94,748		$112,450
Expenses to average net assets
Excluding waiver and/or reimbursement and recapture	0.91	%(D)	0.91%		0.91	%(D)
Including waiver and/or reimbursement and recapture	0.91	%(D)(E)(F)	0.90	%(F)	0.91	%(D)
Net investment income (loss) to average net assets	2.34	%(D)	2.18%		1.75	%(D)
Portfolio turnover rate	21	%(C)	49%		22	%(C)

(A)	Commenced operations on March 24, 2017.
(B)	Calculated based on average number of shares outstanding.
(C)	Not annualized.
(D)	Annualized.
(E)	Waiver and/or reimbursement rounds to less than 0.01%.
(F)	TAM has voluntarily agreed to waive a portion of its management fee.

For a share outstanding during the periods and years indicated:	Transamerica Intermediate Bond
	Class R4
	April 30, 2019 (unaudited)		October 31, 2018		October 31, 2017 (A) (B) (C)		December 31, 2016		December 31, 2015	December 31, 2014	December 31, 2013
Net asset value, beginning of period/year	$9.72		$10.22		$10.03		$10.04		$10.32	$10.10	$10.62

Investment operations:
Net investment income (loss) (D)	0.13		0.24		0.17		0.22		0.21	0.24	0.25
Net realized and unrealized gain (loss)	0.37		(0.49)		0.21		0.10		(0.18)	0.37	(0.38)
Total investment operations	0.50		(0.25)		0.38		0.32		0.03	0.61	(0.13)

Dividends and/or distributions to shareholders:
Net investment income	(0.13)		(0.25)		(0.19)		(0.24)		(0.23)	(0.27)	(0.36)
Net realized gains	—		—		—		(0.09)		(0.08)	(0.12)	(0.03)
Return of capital	—		—		—		—		—	—	(0.00	) (E)
Total dividends and/or distributions to shareholders	(0.13)		(0.25)		(0.19)		(0.33)		(0.31)	(0.39)	(0.39)

Net asset value, end of period/year	$10.09		$9.72		$10.22		$10.03		$10.04	$10.32	$10.10
Total return	5.20	%(F)	(2.46)%		3.75	%(F)	3.21%		0.21%	5.99%	(1.22)%

Ratio and supplemental data:
Net assets end of period/year (000’s)	$178,743		$181,447		$291,565		$317,150		$373,605	$410,662	$400,409
Expenses to average net assets
Excluding waiver and/or reimbursement and recapture	0.67	%(G)	0.66%		0.68	%(G)	0.71%		0.71%	0.72%	0.72%
Including waiver and/or reimbursement and recapture	0.65	%(G)	0.65	%(H)	0.65	%(G)	0.63	%(I)	0.65%	0.65%	0.65%
Net investment income (loss) to average net assets	2.61	%(G)	2.41%		1.99	%(G)	2.08%		1.99%	2.32%	2.39%
Portfolio turnover rate	21	%(F)	49%		22	%(F)	50%		46%	184%	200%

(A)	Transamerica Partners Institutional Core Bond reorganized into the Fund on March 24, 2017. Prior to March 24, 2017, information provided reflects Transamerica Partners Institutional Core Bond, which was the accounting and performance survivor of the reorganization.
(B)	Effective March 24, 2017, the Fund underwent a 1.06-for-1 share split. The per share data has been retroactively adjusted to reflect the share split. See the Stock Split section of the Notes to Financial Statements for more information.
(C)	The fiscal year end of the Fund is October 31 while the fiscal year end of the accounting and performance survivor is December 31. Prior to the closing of the applicable Transamerica Partners reorganization as of the close of business on March 24, 2017, the accounting and performance survivor operated as a feeder in a master-feeder structure and invested all of its investable assets in a corresponding Series Portfolio. The Financial Highlights represents activity for the ten months of January 1, 2017 – October 31, 2017.
(D)	Calculated based on average number of shares outstanding.
(E)	Rounds to less than $0.01 or $(0.01).
(F)	Not annualized.
(G)	Annualized.
(H)	TAM has voluntarily agreed to waive a portion of its management fee.
(I)	Includes reimbursement of custody fees at the underlying Series Portfolio level.

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2019

FINANCIAL HIGHLIGHTS (continued)

For a share outstanding during the period and years indicated:	Transamerica Intermediate Muni
	Class A
	April 30, 2019 (unaudited)		October 31, 2018	October 31, 2017	October 31, 2016		October 31, 2015	October 31, 2014
Net asset value, beginning of period/year	$11.06		$11.40	$11.57	$11.31		$11.16	$10.37

Investment operations:
Net investment income (loss) (A)	0.14		0.26	0.23	0.21	(B)	0.19	0.25
Net realized and unrealized gain (loss)	0.47		(0.34)	(0.10)	0.30		0.29	0.78
Total investment operations	0.61		(0.08)	0.13	0.51		0.48	1.03

Dividends and/or distributions to shareholders:
Net investment income	(0.14)		(0.26)	(0.23)	(0.20)		(0.18)	(0.24)
Net realized gains	—		—	(0.07)	(0.05)		(0.15)	—
Total dividends and/or distributions to shareholders	(0.14)		(0.26)	(0.30)	(0.25)		(0.33)	(0.24)

Net asset value, end of period/year	$11.53		$11.06	$11.40	$11.57		$11.31	$11.16
Total return (C)	5.55	%(D)	(0.73)%	1.20%	4.58%		4.37%	10.05%

Ratio and supplemental data:
Net assets end of period/year (000’s)	$210,566		$269,452	$312,347	$426,748		$117,387	$35,974
Expenses to average net assets (E)
Excluding waiver and/or reimbursement and recapture	0.79	%(F)	0.77%	0.78%	0.78%		0.89%	1.12%
Including waiver and/or reimbursement and recapture	0.69	%(F)	0.67%	0.68%	0.68	%(B)	0.86%	0.86%
Net investment income (loss) to average net assets	2.50	%(F)	2.29%	2.00%	1.79	%(B)	1.69%	2.27%
Portfolio turnover rate	10	%(D)	34%	55%	34%		55%	107%

(A)	Calculated based on average number of shares outstanding.
(B)	Please reference the Custody Out-of-Pocket Expense section of the Notes to Financial Statements for more information regarding the reimbursement of custody fees. The amount of the reimbursement on a per share basis was immaterial to the class. The Expenses to average net assets including waiver and/or reimbursement and recapture ratio, and Net investment income (loss) to average net assets ratio would have been 0.00% higher and 0.00% lower, respectively, had the custodian not reimbursed the Fund.
(C)	Total return has been calculated without deduction of the initial sales charge and contingent deferred sales charge.
(D)	Not annualized.
(E)	Does not include expenses of the investment companies and/or ETFs in which the Fund invests.
(F)	Annualized.

For a share outstanding during the period and years indicated:	Transamerica Intermediate Muni
	Class C
	April 30, 2019 (unaudited)		October 31, 2018	October 31, 2017	October 31, 2016		October 31, 2015	October 31, 2014
Net asset value, beginning of period/year	$11.03		$11.38	$11.54	$11.28		$11.14	$10.36

Investment operations:
Net investment income (loss) (A)	0.11		0.19	0.16	0.14	(B)	0.12	0.18
Net realized and unrealized gain (loss)	0.48		(0.35)	(0.09)	0.31		0.29	0.78
Total investment operations	0.59		(0.16)	0.07	0.45		0.41	0.96

Dividends and/or distributions to shareholders:
Net investment income	(0.11)		(0.19)	(0.16)	(0.14)		(0.12)	(0.18)
Net realized gains	—		—	(0.07)	(0.05)		(0.15)	—
Total dividends and/or distributions to shareholders	(0.11)		(0.19)	(0.23)	(0.19)		(0.27)	(0.18)

Net asset value, end of period/year	$11.51		$11.03	$11.38	$11.54		$11.28	$11.14
Total return (C)	5.33	%(D)	(1.43)%	0.67%	4.00%		3.70%	9.35%

Ratio and supplemental data:
Net assets end of period/year (000’s)	$142,216		$148,672	$180,744	$199,784		$47,543	$9,960
Expenses to average net assets (E)
Excluding waiver and/or reimbursement and recapture	1.56	%(F)	1.53%	1.54%	1.53%		1.65%	1.87%
Including waiver and/or reimbursement and recapture	1.31	%(F)	1.28%	1.29%	1.29	%(B)	1.46%	1.46%
Net investment income (loss) to average net assets	1.90	%(F)	1.67%	1.39%	1.18	%(B)	1.09%	1.69%
Portfolio turnover rate	10	%(D)	34%	55%	34%		55%	107%

(A)	Calculated based on average number of shares outstanding.
(B)	Please reference the Custody Out-of-Pocket Expense section of the Notes to Financial Statements for more information regarding the reimbursement of custody fees. The amount of the reimbursement on a per share basis was immaterial to the class. The Expenses to average net assets including waiver and/or reimbursement and recapture ratio, and Net investment income (loss) to average net assets ratio would have been 0.00% higher and 0.00% lower, respectively, had the custodian not reimbursed the Fund.
(C)	Total return has been calculated without deduction of the contingent deferred sales charge.
(D)	Not annualized.
(E)	Does not include expenses of the investment companies and/or ETFs in which the Fund invests.
(F)	Annualized.

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2019

FINANCIAL HIGHLIGHTS (continued)

For a share outstanding during the period and years indicated:	Transamerica Intermediate Muni
	Class I
	April 30, 2019 (unaudited)		October 31, 2018	October 31, 2017	October 31, 2016		October 31, 2015	October 31, 2014
Net asset value, beginning of period/year	$11.11		$11.46	$11.62	$11.36		$11.20	$10.41

Investment operations:
Net investment income (loss) (A)	0.15		0.27	0.24	0.22	(B)	0.20	0.26
Net realized and unrealized gain (loss)	0.47		(0.35)	(0.09)	0.30		0.31	0.78
Total investment operations	0.62		(0.08)	0.15	0.52		0.51	1.04

Dividends and/or distributions to shareholders:
Net investment income	(0.15)		(0.27)	(0.24)	(0.21)		(0.20)	(0.25)
Net realized gains	—		—	(0.07)	(0.05)		(0.15)	—
Total dividends and/or distributions to shareholders	(0.15)		(0.27)	(0.31)	(0.26)		(0.35)	(0.25)

Net asset value, end of period/year	$11.58		$11.11	$11.46	$11.62		$11.36	$11.20
Total return	5.58	%(C)	(0.71)%	1.39%	4.62%		4.59%	10.16%

Ratio and supplemental data:
Net assets end of period/year (000’s)	$1,136,727		$999,826	$914,290	$833,151		$215,560	$22,007
Expenses to average net assets (D)
Excluding waiver and/or reimbursement and recapture	0.59	%(E)	0.58%	0.59%	0.59%		0.70%	0.92%
Including waiver and/or reimbursement and recapture	0.59	%(E)	0.58%	0.59%	0.61	%(B)	0.71%	0.71%
Net investment income (loss) to average net assets	2.61	%(E)	2.38%	2.09%	1.86	%(B)	1.82%	2.44%
Portfolio turnover rate	10	%(C)	34%	55%	34%		55%	107%

(A)	Calculated based on average number of shares outstanding.
(B)	Please reference the Custody Out-of-Pocket Expense section of the Notes to Financial Statements for more information regarding the reimbursement of custody fees. The amount of the reimbursement on a per share basis was immaterial to the class. The Expenses to average net assets including waiver and/or reimbursement and recapture ratio, and Net investment income (loss) to average net assets ratio would have been 0.00% higher and 0.00% lower, respectively, had the custodian not reimbursed the Fund.
(C)	Not annualized.
(D)	Does not include expenses of the investment companies and/or ETFs in which the Fund invests.
(E)	Annualized.

For a share outstanding during the periods and years indicated:	Transamerica Intermediate Muni
	Class I2
	April 30, 2019 (unaudited)		October 31, 2018	October 31, 2017	October 31, 2016 (A)
Net asset value, beginning of period/year	$11.11		$11.46	$11.62	$11.78

Investment operations:
Net investment income (loss) (B)	0.15		0.28	0.25	0.02
Net realized and unrealized gain (loss)	0.47		(0.35)	(0.09)	(0.16	)(C)
Total investment operations	0.62		(0.07)	0.16	(0.14)

Dividends and/or distributions to shareholders:
Net investment income	(0.15)		(0.28)	(0.25)	(0.02)
Net realized gains	—		—	(0.07)	—
Total dividends and/or distributions to shareholders	(0.15)		(0.28)	(0.32)	(0.02)

Net asset value, end of period/year	$11.58		$11.11	$11.46	$11.62
Total return	5.65	%(D)	(0.60)%	1.49%	(1.18	)%(D)

Ratio and supplemental data:
Net assets end of period/year (000’s)	$11		$10	$10	$10
Expenses to average net assets (E)
Excluding waiver and/or reimbursement and recapture	0.49	%(F)	0.47%	0.48%	0.48	%(F)
Including waiver and/or reimbursement and recapture	0.49	%(F)	0.47%	0.48%	0.48	%(F)
Net investment income (loss) to average net assets	2.73	%(F)	2.49%	2.20%	2.02	%(F)
Portfolio turnover rate	10	%(D)	34%	55%	34%

(A)	Commenced operations on September 30, 2016.
(B)	Calculated based on average number of shares outstanding.
(C)	The amount of net realized and unrealized gain/(loss) per share does not correspond with the amounts reported within the Statements of Changes due to the timing of purchases and redemptions of Fund shares and fluctuating market values during the period.
(D)	Not annualized.
(E)	Does not include expenses of the investment companies and/or ETFs in which the Fund invests.
(F)	Annualized.

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2019

FINANCIAL HIGHLIGHTS (continued)

For a share outstanding during the period and years indicated:	Transamerica International Equity
	Class A
	April 30, 2019 (unaudited)		October 31, 2018	October 31, 2017	October 31, 2016		October 31, 2015		October 31, 2014
Net asset value, beginning of period/year	$17.30		$19.29	$16.49	$17.37		$17.61		$18.44

Investment operations:
Net investment income (loss) (A)	0.12		0.33	0.43	0.29	(B)	0.33		0.48
Net realized and unrealized gain (loss)	0.61		(1.79)	2.61	(0.78)		(0.00	) (C)	(0.58)
Total investment operations	0.73		(1.46)	3.04	(0.49)		0.33		(0.10)

Dividends and/or distributions to shareholders:
Net investment income	(0.28)		(0.53)	(0.20)	(0.30)		(0.29)		(0.34)
Net realized gains	(0.52)		—	(0.04)	(0.09)		(0.28)		(0.39)
Total dividends and/or distributions to shareholders	(0.80)		(0.53)	(0.24)	(0.39)		(0.57)		(0.73)

Net asset value, end of period/year	$17.23		$17.30	$19.29	$16.49		$17.37		$17.61
Total return (D)	4.73	%(E)	(7.82)%	18.72%	(2.83)%		1.94%		(0.51)%

Ratio and supplemental data:
Net assets end of period/year (000’s)	$204,173		$202,462	$274,610	$313,394		$249,773		$61,566
Expenses to average net assets
Excluding waiver and/or reimbursement and recapture	1.26	%(F)	1.23%	1.20%	1.24%		1.42%		1.29%
Including waiver and/or reimbursement and recapture	1.25	%(F)	1.22%	1.20%	1.30	%(B)	1.32%		1.29%
Net investment income (loss) to average net assets	1.47	%(F)	1.74%	2.43%	1.78	%(B)	1.87%		2.62%
Portfolio turnover rate	7	%(E)	21%	22%	19%		21%		19%

(A)	Calculated based on average number of shares outstanding.
(B)	Please reference the Custody Out-of-Pocket Expense section of the Notes to Financial Statements for more information regarding the reimbursement of custody fees. The amount of the reimbursement on a per share basis was immaterial to the class. The Expenses to average net assets including waiver and/or reimbursement and recapture ratio, and Net investment income (loss) to average net assets ratio would have been 0.00% higher and 0.00% lower, respectively, had the custodian not reimbursed the Fund.
(C)	Rounds to less than $0.01 or $(0.01).
(D)	Total return has been calculated without deduction of the initial sales charge and contingent deferred sales charge.
(E)	Not annualized.
(F)	Annualized.

For a share outstanding during the period and years indicated:	Transamerica International Equity
	Class C
	April 30, 2019 (unaudited)		October 31, 2018	October 31, 2017	October 31, 2016		October 31, 2015		October 31, 2014
Net asset value, beginning of period/year	$16.97		$18.97	$16.22	$17.11		$17.34		$18.21

Investment operations:
Net investment income (loss) (A)	0.05		0.21	0.29	0.17	(B)	0.20		0.33
Net realized and unrealized gain (loss)	0.62		(1.78)	2.58	(0.76)		(0.00	) (C)	(0.54)
Total investment operations	0.67		(1.57)	2.87	(0.59)		0.20		(0.21)

Dividends and/or distributions to shareholders:
Net investment income	(0.13)		(0.43)	(0.08)	(0.21)		(0.15)		(0.27)
Net realized gains	(0.52)		—	(0.04)	(0.09)		(0.28)		(0.39)
Total dividends and/or distributions to shareholders	(0.65)		(0.43)	(0.12)	(0.30)		(0.43)		(0.66)

Net asset value, end of period/year	$16.99		$16.97	$18.97	$16.22		$17.11		$17.34
Total return (D)	4.35	%(E)	(8.49)%	17.88%	(3.47)%		1.21%		(1.19)%

Ratio and supplemental data:
Net assets end of period/year (000’s)	$54,104		$64,847	$72,542	$60,630		$62,013		$36,867
Expenses to average net assets
Excluding waiver and/or reimbursement and recapture	1.98	%(F)	1.94%	1.94%	1.96%		1.96%		1.98%
Including waiver and/or reimbursement and recapture	1.98	%(F)	1.94%	1.94%	1.96	%(B)	1.96%		1.98%
Net investment income (loss) to average net assets	0.66	%(F)	1.12%	1.64%	1.07	%(B)	1.13%		1.82%
Portfolio turnover rate	7	%(E)	21%	22%	19%		21%		19%

(A)	Calculated based on average number of shares outstanding.
(B)	Please reference the Custody Out-of-Pocket Expense section of the Notes to Financial Statements for more information regarding the reimbursement of custody fees. The amount of the reimbursement on a per share basis was immaterial to the class. The Expenses to average net assets including waiver and/or reimbursement and recapture ratio, and Net investment income (loss) to average net assets ratio would have been 0.00% higher and 0.00% lower, respectively, had the custodian not reimbursed the Fund.
(C)	Rounds to less than $0.01 or $(0.01).
(D)	Total return has been calculated without deduction of the contingent deferred sales charge.
(E)	Not annualized.
(F)	Annualized.

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2019

FINANCIAL HIGHLIGHTS (continued)

For a share outstanding during the period and years indicated:	Transamerica International Equity
	Class I
	April 30, 2019 (unaudited)		October 31, 2018	October 31, 2017	October 31, 2016		October 31, 2015		October 31, 2014
Net asset value, beginning of period/year	$17.54		$19.55	$16.73	$17.60		$17.80		$18.60

Investment operations:
Net investment income (loss) (A)	0.15		0.42	0.50	0.36	(B)	0.39		0.48
Net realized and unrealized gain (loss)	0.61		(1.83)	2.63	(0.79)		(0.00	) (C)	(0.52)
Total investment operations	0.76		(1.41)	3.13	(0.43)		0.39		(0.04)

Dividends and/or distributions to shareholders:
Net investment income	(0.35)		(0.60)	(0.27)	(0.35)		(0.31)		(0.37)
Net realized gains	(0.52)		–	(0.04)	(0.09)		(0.28)		(0.39)
Total dividends and/or distributions to shareholders	(0.87)		(0.60)	(0.31)	(0.44)		(0.59)		(0.76)

Net asset value, end of period/year	$17.43		$17.54	$19.55	$16.73		$17.60		$17.80
Total return	4.90	%(D)	(7.49)%	19.09%	(2.46)%		2.29%		(0.20)%

Ratio and supplemental data:
Net assets end of period/year (000’s)	$2,384,603		$2,495,943	$2,242,175	$1,552,632		$1,043,345		$567,267
Expenses to average net assets
Excluding waiver and/or reimbursement and recapture	0.87	%(E)	0.89%	0.89%	0.90%		0.93%		0.95%
Including waiver and/or reimbursement and recapture	0.87	%(E)	0.89%	0.89%	0.90	%(B)	0.93%		0.95%
Net investment income (loss) to average net assets	1.85	%(E)	2.17%	2.77%	2.20	%(B)	2.20%		2.63%
Portfolio turnover rate	7	%(D)	21%	22%	19%		21%		19%

(A)	Calculated based on average number of shares outstanding.
(B)	Please reference the Custody Out-of-Pocket Expense section of the Notes to Financial Statements for more information regarding the reimbursement of custody fees. The amount of the reimbursement on a per share basis was immaterial to the class. The Expenses to average net assets including waiver and/or reimbursement and recapture ratio, and Net investment income (loss) to average net assets ratio would have been 0.00% higher and 0.00% lower, respectively, had the custodian not reimbursed the Fund.
(C)	Rounds to less than $0.01 or $(0.01).
(D)	Not annualized.
(E)	Annualized.

For a share outstanding during the period and years indicated:	Transamerica International Equity
	Class I2
	April 30, 2019 (unaudited)		October 31, 2018	October 31, 2017	October 31, 2016		October 31, 2015		October 31, 2014
Net asset value, beginning of period/year	$17.57		$19.58	$16.75	$17.62		$17.81		$18.60

Investment operations:
Net investment income (loss) (A)	0.16		0.43	0.52	0.37	(B)	0.41		0.52
Net realized and unrealized gain (loss)	0.61		(1.82)	2.63	(0.79)		(0.00	) (C)	(0.54)
Total investment operations	0.77		(1.39)	3.15	(0.42)		0.41		(0.02)

Dividends and/or distributions to shareholders:
Net investment income	(0.37)		(0.62)	(0.28)	(0.36)		(0.32)		(0.38)
Net realized gains	(0.52)		–	(0.04)	(0.09)		(0.28)		(0.39)
Total dividends and/or distributions to shareholders	(0.89)		(0.62)	(0.32)	(0.45)		(0.60)		(0.77)

Net asset value, end of period/year	$17.45		$17.57	$19.58	$16.75		$17.62		$17.81
Total return	4.95	%(D)	(7.40)%	19.23%	(2.38)%		2.40%		(0.07)%

Ratio and supplemental data:
Net assets end of period/year (000’s)	$1,876,902		$2,186,243	$2,298,782	$1,704,610		$573,806		$595,742
Expenses to average net assets
Excluding waiver and/or reimbursement and recapture	0.77	%(E)	0.79%	0.79%	0.81%		0.83%		0.85%
Including waiver and/or reimbursement and recapture	0.77	%(E)	0.79%	0.79%	0.80	%(B)	0.83%		0.85%
Net investment income (loss) to average net assets	1.86	%(E)	2.21%	2.87%	2.27	%(B)	2.28%		2.83%
Portfolio turnover rate	7	%(D)	21%	22%	19%		21%		19%

(A)	Calculated based on average number of shares outstanding.
(B)	Please reference the Custody Out-of-Pocket Expense section of the Notes to Financial Statements for more information regarding the reimbursement of custody fees. The amount of the reimbursement on a per share basis was immaterial to the class. The Expenses to average net assets including waiver and/or reimbursement and recapture ratio, and Net investment income (loss) to average net assets ratio would have been 0.00% higher and 0.00% lower, respectively, had the custodian not reimbursed the Fund.
(C)	Rounds to less than $0.01 or $(0.01).
(D)	Not annualized.
(E)	Annualized.

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2019

FINANCIAL HIGHLIGHTS (continued)

For a share outstanding during the periods and year indicated:	Transamerica International Equity
	Class I3
	April 30, 2019 (unaudited)		October 31, 2018	October 31, 2017 (A)
Net asset value, beginning of period/year	$17.68		$19.58	$17.24

Investment operations:
Net investment income (loss) (B)	0.16		0.43	0.45
Net realized and unrealized gain (loss)	0.61		(1.84)	1.89
Total investment operations	0.77		(1.41)	2.34

Dividends and/or distributions to shareholders:
Net investment income	(0.37)		(0.49)	—
Net realized gains	(0.52)		—	—
Total dividends and/or distributions to shareholders	(0.89)		(0.49)	—

Net asset value, end of period/year	$17.56		$17.68	$19.58
Total return	4.92	%(C)	(7.41)%	13.57	%(C)

Ratio and supplemental data:
Net assets end of period/year (000’s)	$221,193		$218,378	$270,144
Expenses to average net assets	0.77	%(D)	0.79%	0.79	%(D)
Net investment income (loss) to average net assets	1.95	%(D)	2.21%	3.70	%(D)
Portfolio turnover rate	7	%(C)	21%	22%

(A)	Commenced operations on March 10, 2017.
(B)	Calculated based on average number of shares outstanding.
(C)	Not annualized.
(D)	Annualized.

For a share outstanding during the periods and year indicated:	Transamerica International Equity
	Class R
	April 30, 2019 (unaudited)		October 31, 2018	October 31, 2017 (A)
Net asset value, beginning of period/year	$17.65		$19.51	$17.24

Investment operations:
Net investment income (loss) (B)	0.12		0.34	0.48
Net realized and unrealized gain (loss)	0.61		(1.83)	1.79
Total investment operations	0.73		(1.49)	2.27

Dividends and/or distributions to shareholders:
Net investment income	(0.26)		(0.37)	—
Net realized gains	(0.52)		—	—
Total dividends and/or distributions to shareholders	(0.78)		(0.37)	—

Net asset value, end of period/year	$17.60		$17.65	$19.51
Total return	4.67	%(C)	(7.89)%	13.22	%(C)

Ratio and supplemental data:
Net assets end of period/year (000’s)	$35,120		$37,376	$45,713
Expenses to average net assets	1.26	%(D)	1.28%	1.29	%(D)
Net investment income (loss) to average net assets	1.44	%(D)	1.72%	4.08	%(D)
Portfolio turnover rate	7	%(C)	21%	22%

(A)	Commenced operations on March 10, 2017.
(B)	Calculated based on average number of shares outstanding.
(C)	Not annualized.
(D)	Annualized.

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2019

FINANCIAL HIGHLIGHTS (continued)

For a share outstanding during the periods and year indicated:	Transamerica International Equity
	Class R4
	April 30, 2019 (unaudited)		October 31, 2018	October 31, 2017 (A)
Net asset value, beginning of period/year	$17.65		$19.54	$17.24

Investment operations:
Net investment income (loss) (B)	0.15		0.38	0.48
Net realized and unrealized gain (loss)	0.60		(1.82)	1.82
Total investment operations	0.75		(1.44)	2.30

Dividends and/or distributions to shareholders:
Net investment income	(0.31)		(0.45)	—
Net realized gains	(0.52)		—	—
Total dividends and/or distributions to shareholders	(0.83)		(0.45)	—

Net asset value, end of period/year	$17.57		$17.65	$19.54
Total return	4.82	%(C)	(7.59)%	13.34	%(C)

Ratio and supplemental data:
Net assets end of period/year (000’s)	$17,284		$15,775	$21,339
Expenses to average net assets	1.02	%(D)	1.04%	1.04	%(D)
Net investment income (loss) to average net assets	1.74	%(D)	1.95%	4.04	%(D)
Portfolio turnover rate	7	%(C)	21%	22%

(A)	Commenced operations on March 10, 2017.
(B)	Calculated based on average number of shares outstanding.
(C)	Not annualized.
(D)	Annualized.

For a share outstanding during the periods and years indicated:	Transamerica International Equity
	Class R6
	April 30, 2019 (unaudited)		October 31, 2018	October 31, 2017	October 31, 2016		October 31, 2015 (A)
Net asset value, beginning of period/year	$17.73		$19.76	$16.90	$17.62		$18.65

Investment operations:
Net investment income (loss) (B)	0.17		0.46	0.56	0.42	(C)	0.10
Net realized and unrealized gain (loss)	0.61		(1.87)	2.62	(0.84)		(1.13)
Total investment operations	0.78		(1.41)	3.18	(0.42)		(1.03)

Dividends and/or distributions to shareholders:
Net investment income	(0.37)		(0.62)	(0.28)	(0.21)		—
Net realized gains	(0.52)		—	(0.04)	(0.09)		—
Total dividends and/or distributions to shareholders	(0.89)		(0.62)	(0.32)	(0.30)		—

Net asset value, end of period/year	$17.62		$17.73	$19.76	$16.90		$17.62
Total return	4.96	%(D)	(7.43)%	19.24%	(2.37)%		(5.52	)%(D)

Ratio and supplemental data:
Net assets end of period/year (000’s)	$231,088		$198,633	$180,679	$56,917		$47
Expenses to average net assets
Excluding waiver and/or reimbursement and recapture	0.77	%(E)	0.79%	0.79%	0.81%		0.83	%(E)
Including waiver and/or reimbursement and recapture	0.77	%(E)	0.79%	0.79%	0.80	%(C)	0.83	%(E)
Net investment income (loss) to average net assets	2.01	%(E)	2.35%	3.06%	2.53	%(C)	1.35	%(E)
Portfolio turnover rate	7	%(D)	21%	22%	19%		21%

(A)	Commenced operations on May 29, 2015.
(B)	Calculated based on average number of shares outstanding.
(C)	Please reference the Custody Out-of-Pocket Expense section of the Notes to Financial Statements for more information regarding the reimbursement of custody fees. The amount of the reimbursement on a per share basis was immaterial to the class. The Expenses to average net assets including waiver and/or reimbursement and recapture ratio, and Net investment income (loss) to average net assets ratio would have been 0.00% higher and 0.00% lower, respectively, had the custodian not reimbursed the Fund.
(D)	Not annualized.
(E)	Annualized.

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2019

FINANCIAL HIGHLIGHTS (continued)

For a share outstanding during the periods indicated:	Transamerica International Growth
	Class A
	April 30, 2019 (unaudited)		October 31, 2018 (A)
Net asset value, beginning of period	$7.85		$8.89

Investment operations:
Net investment income (loss) (B)	0.07		0.09
Net realized and unrealized gain (loss)	0.49		(1.13)
Total investment operations	0.56		(1.04)

Dividends and/or distributions to shareholders:
Net investment income	(0.11)		—
Net realized gains	(1.10)		—
Total dividends and/or distributions to shareholders	(1.21)		—

Net asset value, end of period	$7.20		$7.85
Total return (C)	9.74	%(D)	(11.70	)%(D)

Ratio and supplemental data:
Net assets end of period (000’s)	$112		$48
Expenses to average net assets
Excluding waiver and/or reimbursement and recapture	1.69	%(E)	1.43	%(E)
Including waiver and/or reimbursement and recapture	1.26	%(E)	1.30	%(E)
Net investment income (loss) to average net assets	2.06	%(E)	1.49	%(E)
Portfolio turnover rate	12	%(D)	119	%(D)

(A)	Commenced operations on March 1, 2018.
(B)	Calculated based on average number of shares outstanding.
(C)	Total return has been calculated without deduction of the initial sales charge and contingent deferred sales charge.
(D)	Not annualized.
(E)	Annualized.

For a share outstanding during the periods indicated:	Transamerica International Growth
	Class I
	April 30, 2019 (unaudited)		October 31, 2018 (A)
Net asset value, beginning of period	$7.86		$8.89

Investment operations:
Net investment income (loss) (B)	0.06		0.13
Net realized and unrealized gain (loss)	0.51		(1.16)
Total investment operations	0.57		(1.03)

Dividends and/or distributions to shareholders:
Net investment income	(0.12)		—
Net realized gains	(1.10)		—
Total dividends and/or distributions to shareholders	(1.22)		—

Net asset value, end of period	$7.21		$7.86
Total return	9.81	%(C)	(11.59	)%(C)

Ratio and supplemental data:
Net assets end of period (000’s)	$14		$13
Expenses to average net assets
Excluding waiver and/or reimbursement and recapture	1.47	%(D)	1.36	%(D)
Including waiver and/or reimbursement and recapture	1.05	%(D)	1.05	%(D)
Net investment income (loss) to average net assets	1.80	%(D)	2.27	%(D)
Portfolio turnover rate	12	%(C)	119	%(C)

(A)	Commenced operations on March 1, 2018.
(B)	Calculated based on average number of shares outstanding.
(C)	Not annualized.
(D)	Annualized.

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2019

FINANCIAL HIGHLIGHTS (continued)

For a share outstanding during the period and years indicated:	Transamerica International Growth
	Class I2
	April 30, 2019 (unaudited)		October 31, 2018	October 31, 2017	October 31, 2016		October 31, 2015	October 31, 2014
Net asset value, beginning of period/year	$7.87		$9.02	$7.27	$7.80		$8.51	$8.65

Investment operations:
Net investment income (loss) (A)	0.07		0.16	0.11	0.11	(B)	0.13	0.13
Net realized and unrealized gain (loss)	0.49		(1.16)	1.72	(0.40)		(0.08)	(0.13)
Total investment operations	0.56		(1.00)	1.83	(0.29)		0.05	—

Dividends and/or distributions to shareholders:
Net investment income	(0.15)		(0.15)	(0.08)	(0.08)		(0.15)	(0.06)
Net realized gains	(1.10)		—	—	(0.16)		(0.61)	(0.08)
Total dividends and/or distributions to shareholders	(1.25)		(0.15)	(0.08)	(0.24)		(0.76)	(0.14)

Net asset value, end of period/year	$7.18		$7.87	$9.02	$7.27		$7.80	$8.51
Total return	9.87	%(C)	(11.29)%	25.45%	(3.75)%		0.74%	0.05%

Ratio and supplemental data:
Net assets end of period/year (000’s)	$1,128,285		$1,216,433	$1,368,414	$1,164,016		$675,208	$564,135
Expenses to average net assets
Excluding waiver and/or reimbursement and recapture	0.83	%(D)	0.87%	0.95%	0.97%		1.00%	1.00%
Including waiver and/or reimbursement and recapture	0.83	%(D)	0.87%	0.95%	0.96	%(B)	1.00%	1.00%
Net investment income (loss) to average net assets	1.93	%(D)	1.80%	1.36%	1.52	%(B)	1.58%	1.53%
Portfolio turnover rate	12	%(C)	119%	15%	15%		39%	39%

(A)	Calculated based on average number of shares outstanding.
(B)	Please reference the Custody Out-of-Pocket Expense section of the Notes to Financial Statements for more information regarding the reimbursement of custody fees. The amount of the reimbursement on a per share basis was immaterial to the class. The Expenses to average net assets including waiver and/or reimbursement and recapture ratio, and Net investment income (loss) to average net assets ratio would have been 0.00% higher and 0.00% lower, respectively, had the custodian not reimbursed the Fund.
(C)	Not annualized.
(D)	Annualized.

For a share outstanding during the periods indicated:	Transamerica International Growth
	Class R6
	April 30, 2019 (unaudited)		October 31, 2018 (A)
Net asset value, beginning of period	$7.87		$8.89

Investment operations:
Net investment income (loss) (B)	0.07		0.16
Net realized and unrealized gain (loss)	0.50		(1.18)
Total investment operations	0.57		(1.02)

Dividends and/or distributions to shareholders:
Net investment income	(0.13)		—
Net realized gains	(1.10)		—
Total dividends and/or distributions to shareholders	(1.23)		—

Net asset value, end of period	$7.21		$7.87
Total return	9.86	%(C)	(11.47	)%(C)

Ratio and supplemental data:
Net assets end of period (000’s)	$10		$9
Expenses to average net assets	0.82	%(D)	0.83	%(D)
Net investment income (loss) to average net assets	2.03	%(D)	2.72	%(D)
Portfolio turnover rate	12	%(C)	119	%(C)

(A)	Commenced operations on March 1, 2018.
(B)	Calculated based on average number of shares outstanding.
(C)	Not annualized.
(D)	Annualized.

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2019

FINANCIAL HIGHLIGHTS (continued)

For a share outstanding during the period and years indicated:	Transamerica International Small Cap Value
	Class I
	April 30, 2019 (unaudited)		October 31, 2018	October 31, 2017	October 31, 2016		October 31, 2015	October 31, 2014
Net asset value, beginning of period/year	$12.44		$13.67	$11.39	$12.40		$11.81	$12.24

Investment operations:
Net investment income (loss) (A)	0.11		0.27	0.18	0.25	(B)	0.22	0.25
Net realized and unrealized gain (loss)	0.38		(1.08)	2.42	(0.55)		0.64	(0.44)
Total investment operations	0.49		(0.81)	2.60	(0.30)		0.86	(0.19)

Dividends and/or distributions to shareholders:
Net investment income	(0.22)		(0.42)	(0.24)	(0.29)		(0.18)	(0.15)
Net realized gains	(0.69)		—	(0.08)	(0.42)		(0.09)	(0.09)
Total dividends and/or distributions to shareholders	(0.91)		(0.42)	(0.32)	(0.71)		(0.27)	(0.24)

Net asset value, end of period/year	$12.02		$12.44	$13.67	$11.39		$12.40	$11.81
Total return	4.78	%(C)	(6.20)%	23.51%	(2.48)%		7.52%	(1.67)%

Ratio and supplemental data:
Net assets end of period/year (000’s)	$255,621		$291,455	$326,445	$273,540		$367,502	$214,170
Expenses to average net assets
Excluding waiver and/or reimbursement and recapture	1.11	%(D)	1.12%	1.12%	1.12%		1.12%	1.15%
Including waiver and/or reimbursement and recapture	1.11	%(D)	1.12%	1.12%	1.11	%(B)	1.12%	1.15%
Net investment income (loss) to average net assets	1.85	%(D)	1.92%	1.48%	2.18	%(B)	1.78%	2.03%
Portfolio turnover rate	8	%(C)	20%	25%	20%		26%	21%

(A)	Calculated based on average number of shares outstanding.
(B)	Please reference the Custody Out-of-Pocket Expense section of the Notes to Financial Statements for more information regarding the reimbursement of custody fees. The amount of the reimbursement on a per share basis was immaterial to the class. The Expenses to average net assets including waiver and/or reimbursement and recapture ratio, and Net investment income (loss) to average net assets ratio would have been 0.00% higher and 0.00% lower, respectively, had the custodian not reimbursed the Fund.
(C)	Not annualized.
(D)	Annualized.

For a share outstanding during the period and years indicated:	Transamerica International Small Cap Value
	Class I2
	April 30, 2019 (unaudited)		October 31, 2018	October 31, 2017	October 31, 2016		October 31, 2015	October 31, 2014
Net asset value, beginning of period/year	$12.47		$13.70	$11.42	$12.43		$11.82	$12.25

Investment operations:
Net investment income (loss) (A)	0.12		0.27	0.19	0.27	(B)	0.22	0.24
Net realized and unrealized gain (loss)	0.38		(1.07)	2.42	(0.56)		0.66	(0.43)
Total investment operations	0.50		(0.80)	2.61	(0.29)		0.88	(0.19)

Dividends and/or distributions to shareholders:
Net investment income	(0.24)		(0.43)	(0.25)	(0.30)		(0.18)	(0.15)
Net realized gains	(0.69)		—	(0.08)	(0.42)		(0.09)	(0.09)
Total dividends and/or distributions to shareholders	(0.93)		(0.43)	(0.33)	(0.72)		(0.27)	(0.24)

Net asset value, end of period/year	$12.04		$12.47	$13.70	$11.42		$12.43	$11.82
Total return	4.83	%(C)	(6.11)%	23.58%	(2.38)%		7.73%	(1.66)%

Ratio and supplemental data:
Net assets end of period/year (000’s)	$440,623		$439,922	$525,571	$440,438		$598,764	$533,058
Expenses to average net assets
Excluding waiver and/or reimbursement and recapture	1.01	%(D)	1.02%	1.02%	1.02%		1.02%	1.05%
Including waiver and/or reimbursement and recapture	1.01	%(D)	1.02%	1.02%	1.01	%(B)	1.02%	1.05%
Net investment income (loss) to average net assets	2.02	%(D)	1.95%	1.56%	2.36	%(B)	1.84%	1.91%
Portfolio turnover rate	8	%(C)	20%	25%	20%		26%	21%

(A)	Calculated based on average number of shares outstanding.
(B)	Please reference the Custody Out-of-Pocket Expense section of the Notes to Financial Statements for more information regarding the reimbursement of custody fees. The amount of the reimbursement on a per share basis was immaterial to the class. The Expenses to average net assets including waiver and/or reimbursement and recapture ratio, and Net investment income (loss) to average net assets ratio would have been 0.00% higher and 0.00% lower, respectively, had the custodian not reimbursed the Fund.
(C)	Not annualized.
(D)	Annualized.

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2019

FINANCIAL HIGHLIGHTS (continued)

For a share outstanding during the periods indicated:	Transamerica International Stock
	Class A
	April 30, 2019 (unaudited)		October 31, 2018 (A)
Net asset value, beginning of period	$9.19		$10.00

Investment operations:
Net investment income (loss) (B)	0.09		(0.01)
Net realized and unrealized gain (loss)	0.20		(0.80)
Total investment operations	0.29		(0.81)

Dividends and/or distributions to shareholders:
Net investment income	(0.01)		—

Net asset value, end of period	$9.47		$9.19
Total return (C)	3.17	%(D)	(8.10	)%(D)

Ratio and supplemental data:
Net assets end of period (000’s)	$476		$459
Expenses to average net assets (E)
Excluding waiver and/or reimbursement and recapture	6.85	%(F)	14.60	%(F)
Including waiver and/or reimbursement and recapture	1.24	%(F)(G)	1.25	%(F)
Net investment income (loss) to average net assets	1.90	%(F)	(0.74	)%(F)
Portfolio turnover rate	20	%(D)	2	%(D)

(A)	Commenced operations on September 28, 2018.
(B)	Calculated based on average number of shares outstanding.
(C)	Total return has been calculated without deduction of the initial sales charge and contingent deferred sales charge.
(D)	Not annualized.
(E)	Does not include expenses of the investment companies and/or ETFs in which the Fund invests.
(F)	Annualized.
(G)	TAM has voluntarily agreed to waive a portion of its management fee.

For a share outstanding during the periods indicated:	Transamerica International Stock
	Class I
	April 30, 2019 (unaudited)		October 31, 2018 (A)
Net asset value, beginning of period	$9.19		$10.00

Investment operations:
Net investment income (loss) (B)	0.10		(0.00	)(C)
Net realized and unrealized gain (loss)	0.20		(0.81)
Total investment operations	0.30		(0.81)

Dividends and/or distributions to shareholders:
Net investment income	(0.01)		—

Net asset value, end of period	$9.48		$9.19
Total return	3.28	%(D)	(8.10	)%(D)

Ratio and supplemental data:
Net assets end of period (000’s)	$493		$459
Expenses to average net assets (E)
Excluding waiver and/or reimbursement and recapture	6.68	%(F)	14.44	%(F)
Including waiver and/or reimbursement and recapture	0.99	%(F)(G)	1.00	%(F)
Net investment income (loss) to average net assets	2.18	%(F)	(0.49	)%(F)
Portfolio turnover rate	20	%(D)	2	%(D)

(A)	Commenced operations on September 28, 2018.
(B)	Calculated based on average number of shares outstanding.
(C)	Rounds to less than $0.01 or $(0.01).
(D)	Not annualized.
(E)	Does not include expenses of the investment companies and/or ETFs in which the Fund invests.
(F)	Annualized.
(G)	TAM has voluntarily agreed to waive a portion of its management fee.

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2019

FINANCIAL HIGHLIGHTS (continued)

For a share outstanding during the periods indicated:	Transamerica International Stock
	Class I2
	April 30, 2019 (unaudited)		October 31, 2018 (A)
Net asset value, beginning of period	$9.19		$10.00

Investment operations:
Net investment income (loss) (B)	0.10		(0.00	)(C)
Net realized and unrealized gain (loss)	0.20		(0.81)
Total investment operations	0.30		(0.81)

Dividends and/or distributions to shareholders:
Net investment income	(0.01)		—

Net asset value, end of period	$9.48		$9.19
Total return	3.28	%(D)	(8.10	)%(D)

Ratio and supplemental data:
Net assets end of period (000’s)	$475		$459
Expenses to average net assets (E)
Excluding waiver and/or reimbursement and recapture	6.59	%(F)	14.35	%(F)
Including waiver and/or reimbursement and recapture	0.99	%(F)(G)	1.00	%(F)
Net investment income (loss) to average net assets	2.14	%(F)	(0.49	)%(F)
Portfolio turnover rate	20	%(D)	2	%(D)

(A)	Commenced operations on September 28, 2018.
(B)	Calculated based on average number of shares outstanding.
(C)	Rounds to less than $0.01 or $(0.01).
(D)	Not annualized.
(E)	Does not include expenses of the investment companies and/or ETFs in which the Fund invests.
(F)	Annualized.
(G)	TAM has voluntarily agreed to waive a portion of its management fee.

For a share outstanding during the periods indicated:	Transamerica International Stock
	Class R6
	April 30, 2019 (unaudited)		October 31, 2018 (A)
Net asset value, beginning of period	$9.19		$10.00

Investment operations:
Net investment income (loss) (B)	0.10		(0.00	)(C)
Net realized and unrealized gain (loss)	0.20		(0.81)
Total investment operations	0.30		(0.81)

Dividends and/or distributions to shareholders:
Net investment income	(0.01)		—

Net asset value, end of period	$9.48		$9.19
Total return	3.28	%(D)	(8.10	)%(D)

Ratio and supplemental data:
Net assets end of period (000’s)	$475		$460
Expenses to average net assets (E)
Excluding waiver and/or reimbursement and recapture	6.59	%(F)	14.35	%(F)
Including waiver and/or reimbursement and recapture	0.99	%(F)(G)	1.00	%(F)
Net investment income (loss) to average net assets	2.14	%(F)	(0.50	)%(F)
Portfolio turnover rate	20	%(D)	2	%(D)

(A)	Commenced operations on September 28, 2018.
(B)	Calculated based on average number of shares outstanding.
(C)	Rounds to less than $0.01 or $(0.01).
(D)	Not annualized.
(E)	Does not include expenses of the investment companies and/or ETFs in which the Fund invests.
(F)	Annualized.
(G)	TAM has voluntarily agreed to waive a portion of its management fee.

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2019

FINANCIAL HIGHLIGHTS (continued)

For a share outstanding during the period and years indicated:	Transamerica Large Cap Value
	Class A
	April 30, 2019 (unaudited)		October 31, 2018	October 31, 2017	October 31, 2016		October 31, 2015	October 31, 2014
Net asset value, beginning of period/year	$12.09		$13.56	$12.36	$12.71		$13.30	$14.24

Investment operations:
Net investment income (loss) (A)	0.09		0.14	0.14	0.14	(B)	0.16	0.15
Net realized and unrealized gain (loss)	0.61		(0.04)	2.28	0.98		0.54	1.40
Total investment operations	0.70		0.10	2.42	1.12		0.70	1.55

Dividends and/or distributions to shareholders:
Net investment income	(0.09)		(0.12)	(0.17)	(0.15)		(0.15)	(0.17)
Net realized gains	(1.10)		(1.45)	(1.05)	(1.32)		(1.14)	(2.32)
Total dividends and/or distributions to shareholders	(1.19)		(1.57)	(1.22)	(1.47)		(1.29)	(2.49)

Net asset value, end of period/year	$11.60		$12.09	$13.56	$12.36		$12.71	$13.30
Total return (C)	7.46	%(D)	0.56%	20.29%	9.83%		5.44%	12.09%

Ratio and supplemental data:
Net assets end of period/year (000’s)	$97,276		$95,523	$103,851	$71,700		$31,566	$31,677
Expenses to average net assets
Excluding waiver and/or reimbursement and recapture	1.09	%(E)	1.08%	1.06%	1.05%		1.05%	1.07%
Including waiver and/or reimbursement and recapture	1.09	%(E)	1.08%	1.06%	1.04	%(B)	1.05%	1.07%
Net investment income (loss) to average net assets	1.60	%(E)	1.06%	1.11%	1.16	%(B)	1.23%	1.13%
Portfolio turnover rate	85	%(D)	139%	128%	127%		129%	87%

(A)	Calculated based on average number of shares outstanding.
(B)	Please reference the Custody Out-of-Pocket Expense section of the Notes to Financial Statements for more information regarding the reimbursement of custody fees. The amount of the reimbursement on a per share basis was immaterial to the class. The Expenses to average net assets including waiver and/or reimbursement and recapture ratio, and Net investment income (loss) to average net assets ratio would have been 0.01% higher and 0.01% lower, respectively, had the custodian not reimbursed the Fund.
(C)	Total return has been calculated without deduction of the initial sales charge and contingent deferred sales charge.
(D)	Not annualized.
(E)	Annualized.

For a share outstanding during the period and years indicated:	Transamerica Large Cap Value
	Class C
	April 30, 2019 (unaudited)		October 31, 2018	October 31, 2017	October 31, 2016		October 31, 2015	October 31, 2014
Net asset value, beginning of period/year	$12.01		$13.48	$12.31	$12.67		$13.26	$14.20

Investment operations:
Net investment income (loss) (A)	0.05		0.04	0.04	0.05	(B)	0.06	0.06
Net realized and unrealized gain (loss)	0.61		(0.02)	2.27	0.98		0.55	1.39
Total investment operations	0.66		0.02	2.31	1.03		0.61	1.45

Dividends and/or distributions to shareholders:
Net investment income	(0.05)		(0.04)	(0.09)	(0.07)		(0.06)	(0.07)
Net realized gains	(1.10)		(1.45)	(1.05)	(1.32)		(1.14)	(2.32)
Total dividends and/or distributions to shareholders	(1.15)		(1.49)	(1.14)	(1.39)		(1.20)	(2.39)

Net asset value, end of period/year	$11.52		$12.01	$13.48	$12.31		$12.67	$13.26
Total return (C)	7.09	%(D)	(0.16)%	19.37%	9.00%		4.68%	11.30%

Ratio and supplemental data:
Net assets end of period/year (000’s)	$49,661		$49,839	$49,014	$22,482		$11,128	$9,402
Expenses to average net assets
Excluding waiver and/or reimbursement and recapture	1.82	%(E)	1.80%	1.79%	1.80%		1.81%	1.79%
Including waiver and/or reimbursement and recapture	1.82	%(E)	1.80%	1.79%	1.80	%(B)	1.81%	1.79%
Net investment income (loss) to average net assets	0.87	%(E)	0.33%	0.30%	0.43	%(B)	0.45%	0.49%
Portfolio turnover rate	85	%(D)	139%	128%	127%		129%	87%

(A)	Calculated based on average number of shares outstanding.
(B)	Please reference the Custody Out-of-Pocket Expense section of the Notes to Financial Statements for more information regarding the reimbursement of custody fees. The amount of the reimbursement on a per share basis was immaterial to the class. The Expenses to average net assets including waiver and/or reimbursement and recapture ratio, and Net investment income (loss) to average net assets ratio would have been 0.01% higher and 0.01% lower, respectively, had the custodian not reimbursed the Fund.
(C)	Total return has been calculated without deduction of the contingent deferred sales charge.
(D)	Not annualized.
(E)	Annualized.

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2019

FINANCIAL HIGHLIGHTS (continued)

For a share outstanding during the period and years indicated:	Transamerica Large Cap Value
	Class I
	April 30, 2019 (unaudited)		October 31, 2018	October 31, 2017	October 31, 2016		October 31, 2015	October 31, 2014
Net asset value, beginning of period/year	$12.16		$13.64	$12.43	$12.77		$13.35	$14.28

Investment operations:
Net investment income (loss) (A)	0.11		0.17	0.15	0.17	(B)	0.19	0.20
Net realized and unrealized gain (loss)	0.62		(0.04)	2.31	0.99		0.56	1.39
Total investment operations	0.73		0.13	2.46	1.16		0.75	1.59

Dividends and/or distributions to shareholders:
Net investment income	(0.11)		(0.16)	(0.20)	(0.18)		(0.19)	(0.20)
Net realized gains	(1.10)		(1.45)	(1.05)	(1.32)		(1.14)	(2.32)
Total dividends and/or distributions to shareholders	(1.21)		(1.61)	(1.25)	(1.50)		(1.33)	(2.52)

Net asset value, end of period/year	$11.68		$12.16	$13.64	$12.43		$12.77	$13.35
Total return	7.66	%(C)	0.78%	20.55%	10.14%		5.78%	12.40%

Ratio and supplemental data:
Net assets end of period/year (000’s)	$379,059		$375,161	$245,508	$56,161		$15,090	$13,348
Expenses to average net assets
Excluding waiver and/or reimbursement and recapture	0.80	%(D)	0.80%	0.79%	0.79%		0.78%	0.79%
Including waiver and/or reimbursement and recapture	0.80	%(D)	0.80%	0.79%	0.78	%(B)	0.78%	0.79%
Net investment income (loss) to average net assets	1.89	%(D)	1.31%	1.17%	1.37	%(B)	1.49%	1.55%
Portfolio turnover rate	85	%(C)	139%	128%	127%		129%	87%

(A)	Calculated based on average number of shares outstanding.
(B)	Please reference the Custody Out-of-Pocket Expense section of the Notes to Financial Statements for more information regarding the reimbursement of custody fees. The amount of the reimbursement on a per share basis was immaterial to the class. The Expenses to average net assets including waiver and/or reimbursement and recapture ratio, and Net investment income (loss) to average net assets ratio would have been 0.01% higher and 0.01% lower, respectively, had the custodian not reimbursed the Fund.
(C)	Not annualized.
(D)	Annualized.

For a share outstanding during the period and years indicated:	Transamerica Large Cap Value
	Class I2
	April 30, 2019 (unaudited)		October 31, 2018	October 31, 2017	October 31, 2016		October 31, 2015	October 31, 2014
Net asset value, beginning of period/year	$12.16		$13.63	$12.42	$12.76		$13.34	$14.27

Investment operations:
Net investment income (loss) (A)	0.11		0.19	0.19	0.19	(B)	0.20	0.21
Net realized and unrealized gain (loss)	0.61		(0.03)	2.28	0.98		0.56	1.39
Total investment operations	0.72		0.16	2.47	1.17		0.76	1.60

Dividends and/or distributions to shareholders:
Net investment income	(0.11)		(0.18)	(0.21)	(0.19)		(0.20)	(0.21)
Net realized gains	(1.10)		(1.45)	(1.05)	(1.32)		(1.14)	(2.32)
Total dividends and/or distributions to shareholders	(1.21)		(1.63)	(1.26)	(1.51)		(1.34)	(2.53)

Net asset value, end of period/year	$11.67		$12.16	$13.63	$12.42		$12.76	$13.34
Total return	7.64	%(C)	0.96%	20.66%	10.25%		5.90%	12.53%

Ratio and supplemental data:
Net assets end of period/year (000’s)	$1,632,910		$1,664,184	$1,899,205	$1,898,665		$1,818,476	$1,739,472
Expenses to average net assets
Excluding waiver and/or reimbursement and recapture	0.70	%(D)	0.69%	0.69%	0.69%		0.68%	0.69%
Including waiver and/or reimbursement and recapture	0.70	%(D)	0.69%	0.69%	0.68	%(B)	0.68%	0.69%
Net investment income (loss) to average net assets	1.99	%(D)	1.46%	1.44%	1.60	%(B)	1.58%	1.59%
Portfolio turnover rate	85	%(C)	139%	128%	127%		129%	87%

(A)	Calculated based on average number of shares outstanding.
(B)	Please reference the Custody Out-of-Pocket Expense section of the Notes to Financial Statements for more information regarding the reimbursement of custody fees. The amount of the reimbursement on a per share basis was immaterial to the class. The Expenses to average net assets including waiver and/or reimbursement and recapture ratio, and Net investment income (loss) to average net assets ratio would have been 0.01% higher and 0.01% lower, respectively, had the custodian not reimbursed the Fund.
(C)	Not annualized.
(D)	Annualized.

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2019

FINANCIAL HIGHLIGHTS (continued)

For a share outstanding during the periods and years indicated:	Transamerica Large Cap Value
	Class R6
	April 30, 2019 (unaudited)		October 31, 2018	October 31, 2017	October 31, 2016		October 31, 2015 (A)
Net asset value, beginning of period/year	$12.16		$13.63	$12.42	$12.76		$13.07

Investment operations:
Net investment income (loss) (B)	0.11		0.18	0.17	0.15	(C)	0.08
Net realized and unrealized gain (loss)	0.61		(0.02)	2.30	1.02		(0.28	)(D)
Total investment operations	0.72		0.16	2.47	1.17		(0.20)

Dividends and/or distributions to shareholders:
Net investment income	(0.11)		(0.18)	(0.21)	(0.19)		(0.11)
Net realized gains	(1.10)		(1.45)	(1.05)	(1.32)		—
Total dividends and/or distributions to shareholders	(1.21)		(1.63)	(1.26)	(1.51)		(0.11)

Net asset value, end of period/year	$11.67		$12.16	$13.63	$12.42		$12.76
Total return	7.64	%(E)	0.96%	20.66%	10.25%		(1.53	)%(E)

Ratio and supplemental data:
Net assets end of period/year (000’s)	$32,289		$27,069	$16,356	$3,391		$49
Expenses to average net assets
Excluding waiver and/or reimbursement and recapture	0.70	%(F)	0.69%	0.69%	0.69%		0.69	%(F)
Including waiver and/or reimbursement and recapture	0.70	%(F)	0.69%	0.69%	0.68	%(C)	0.69	%(F)
Net investment income (loss) to average net assets	1.97	%(F)	1.42%	1.29%	1.25	%(C)	1.48	%(F)
Portfolio turnover rate	85	%(E)	139%	128%	127%		129%

(A)	Commenced operations on May 29, 2015.
(B)	Calculated based on average number of shares outstanding.
(C)	Please reference the Custody Out-of-Pocket Expense section of the Notes to Financial Statements for more information regarding the reimbursement of custody fees. The amount of the reimbursement on a per share basis was immaterial to the class. The Expenses to average net assets including waiver and/or reimbursement and recapture ratio, and Net investment income (loss) to average net assets ratio would have been 0.01% higher and 0.01% lower, respectively, had the custodian not reimbursed the Fund.
(D)	The amount of net realized and unrealized gain/(loss) per share does not correspond with the amounts reported within the Statements of Changes due to the timing of purchases and redemptions of Fund shares and fluctuating market values during the period.
(E)	Not annualized.
(F)	Annualized.

For a share outstanding during the periods and year indicated:	Transamerica Large Core
	Class I3
	April 30, 2019 (unaudited)		October 31, 2018		October 31, 2017 (A)
Net asset value, beginning of period/year	$11.12		$11.02		$10.00

Investment operations:
Net investment income (loss) (B)	0.08		0.14		0.09
Net realized and unrealized gain (loss)	0.48		0.55		1.01
Total investment operations	0.56		0.69		1.10

Dividends and/or distributions to shareholders:
Net investment income	(0.08)		(0.14)		(0.08)
Net realized gains	(1.81)		(0.45)		—
Total dividends and/or distributions to shareholders	(1.89)		(0.59)		(0.08)

Net asset value, end of period/year	$9.79		$11.12		$11.02
Total return	7.92	%(C)	6.20%		11.09	%(C)

Ratio and supplemental data:
Net assets end of period/year (000’s)	$194,735		$189,483		$200,790
Expenses to average net assets
Excluding waiver and/or reimbursement and recapture	0.53	%(D)(E)	0.66	%(E)	0.72	%(D)
Including waiver and/or reimbursement and recapture	0.65	%(D)(E)	0.64	%(E)	0.64	%(D)
Net investment income (loss) to average net assets	1.66	%(D)	1.24%		1.32	%(D)
Portfolio turnover rate	39	%(C)	130%		41	%(C)

(A)	Commenced operations on March 10, 2017.
(B)	Calculated based on average number of shares outstanding.
(C)	Not annualized.
(D)	Annualized.
(E)	Does not include expenses of the investment companies and/or ETFs in which the Fund invests.

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2019

FINANCIAL HIGHLIGHTS (continued)

For a share outstanding during the periods and year indicated:	Transamerica Large Core
	Class R
	April 30, 2019 (unaudited)		October 31, 2018		October 31, 2017 (A)
Net asset value, beginning of period/year	$11.11		$11.01		$10.00

Investment operations:
Net investment income (loss) (B)	0.06		0.08		0.05
Net realized and unrealized gain (loss)	0.49		0.55		1.01
Total investment operations	0.55		0.63		1.06

Dividends and/or distributions to shareholders:
Net investment income	(0.06)		(0.08)		(0.05)
Net realized gains	(1.81)		(0.45)		—
Total dividends and/or distributions to shareholders	(1.87)		(0.53)		(0.05)

Net asset value, end of period/year	$9.79		$11.11		$11.01
Total return	7.72	%(C)	5.67%		10.68	%(C)

Ratio and supplemental data:
Net assets end of period/year (000’s)	$68,347		$72,764		$76,828
Expenses to average net assets
Excluding waiver and/or reimbursement and recapture	1.02	%(D)(E)	1.15	%(D)	1.22	%(E)
Including waiver and/or reimbursement and recapture	1.13	%(D)(E)	1.14	%(D)	1.14	%(E)
Net investment income (loss) to average net assets	1.19	%(E)	0.74%		0.82	%(E)
Portfolio turnover rate	39	%(C)	130%		41	%(C)

(A)	Commenced operations on March 10, 2017.
(B)	Calculated based on average number of shares outstanding.
(C)	Not annualized.
(D)	Does not include expenses of the investment companies and/or ETFs in which the Fund invests.
(E)	Annualized.

For a share outstanding during the periods and years indicated:	Transamerica Large Core
	Class R4
	April 30, 2019 (unaudited)		October 31, 2018		October 31, 2017 (A) (B) (C)		December 31, 2016		December 31, 2015	December 31, 2014	December 31, 2013
Net asset value, beginning of period/year	$11.12		$11.01		$9.52		$8.98		$9.17	$8.05	$5.94

Investment operations:
Net investment income (loss) (D)	0.07		0.12		0.09		0.15		0.10	0.06	0.09
Net realized and unrealized gain (loss)	0.48		0.55		1.50		0.54		(0.20)	1.12	2.11
Total investment operations	0.55		0.67		1.59		0.69		(0.10)	1.18	2.20

Dividends and/or distributions to shareholders:
Net investment income	(0.07)		(0.11)		(0.10)		(0.15)		(0.09)	(0.06)	(0.09)
Net realized gains	(1.81)		(0.45)		—		—		—	—	—
Total dividends and/or distributions to shareholders	(1.88)		(0.56)		(0.10)		(0.15)		(0.09)	(0.06)	(0.09)

Net asset value, end of period/year	$9.79		$11.12		$11.01		$9.52		$8.98	$9.17	$8.05
Total return	7.75	%(E)	6.00%		16.72	%(E)	7.79%		(1.02)%	14.80%	37.13%

Ratio and supplemental data:
Net assets end of period/year (000’s)	$5,132		$5,386		$11,636		$10,633		$11,995	$7,872	$7,478
Expenses to average net assets
Excluding waiver and/or reimbursement and recapture	0.78	%(F)(G)	0.91	%(F)	1.05	%(G)	1.34%		1.28%	1.43%	1.46%
Including waiver and/or reimbursement and recapture	0.90	%(F)(G)	0.89	%(F)	0.90	%(G)	0.90	%(H)	0.90%	0.90%	0.90%
Net investment income (loss) to average net assets	1.43	%(G)	1.01%		1.10	%(G)	1.65%		1.04%	0.75%	1.16%
Portfolio turnover rate	39	%(E)	130%		41	%(E)	47%		64%	70%	116%

(A)	The fiscal year end of the Fund is October 31 while the fiscal year end of the accounting and performance survivor is December 31. Prior to the closing of the applicable Transamerica Partners reorganization as of the close of business on March 10, 2017, the accounting and performance survivor operated as a feeder in a master-feeder structure and invested all of its investable assets in a corresponding Series Portfolio. The Financial Highlights represents activity for the ten months of January 1, 2017 – October 31, 2017.
(B)	Transamerica Partners Institutional Large Core reorganized into the Fund on March 10, 2017. Prior to March 10, 2017, information provided reflects Transamerica Partners Institutional Large Core, which was the accounting and performance survivor of the reorganization.
(C)	Effective March 10, 2017, the Fund underwent a 0.81-for-1 share split. The per share data has been retroactively adjusted to reflect the share split. See the Stock Split section of the Notes to Financial Statements for more information.
(D)	Calculated based on average number of shares outstanding.
(E)	Not annualized.
(F)	Does not include expenses of the investment companies and/or ETFs in which the Fund invests.
(G)	Annualized.
(H)	Includes reimbursement of custody fees at the underlying Series Portfolio level.

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2019

FINANCIAL HIGHLIGHTS (continued)

For a share outstanding during the periods and year indicated:	Transamerica Large Growth
	Class I3
	April 30, 2019 (unaudited)		October 31, 2018	October 31, 2017 (A)
Net asset value, beginning of period/year	$12.45		$11.72	$10.00

Investment operations:
Net investment income (loss) (B)	0.01		0.03	0.03
Net realized and unrealized gain (loss)	1.52		1.22	1.72
Total investment operations	1.53		1.25	1.75

Dividends and/or distributions to shareholders:
Net investment income	(0.01)		(0.07)	(0.03)
Net realized gains	(1.02)		(0.45)	—
Total dividends and/or distributions to shareholders	(1.03)		(0.52)	(0.03)

Net asset value, end of period/year	$12.95		$12.45	$11.72
Total return	14.32	%(C)	10.94%	17.49	%(C)

Ratio and supplemental data:
Net assets end of period/year (000’s)	$673,544		$622,541	$666,225
Expenses to average net assets
Excluding waiver and/or reimbursement and recapture	0.70	%(D)	0.70%	0.72	%(D)
Including waiver and/or reimbursement and recapture	0.69	%(D)	0.65%	0.65	%(D)
Net investment income (loss) to average net assets	0.18	%(D)	0.20%	0.40	%(D)
Portfolio turnover rate	15	%(C)	34%	21	%(C)

(A)	Commenced operations on March 10, 2017.
(B)	Calculated based on average number of shares outstanding.
(C)	Not annualized.
(D)	Annualized.

For a share outstanding during the periods and year indicated:	Transamerica Large Growth
	Class R
	April 30, 2019 (unaudited)		October 31, 2018		October 31, 2017 (A)
Net asset value, beginning of period/year	$12.41		$11.71		$10.00

Investment operations:
Net investment income (loss) (B)	(0.02	)(C)	(0.04)		(0.01)
Net realized and unrealized gain (loss)	1.52		1.23		1.72
Total investment operations	1.50		1.19		1.71

Dividends and/or distributions to shareholders:
Net investment income	—		(0.04)		—
Net realized gains	(1.02)		(0.45)		—
Total dividends and/or distributions to shareholders	(1.02)		(0.49)		—

Net asset value, end of period/year	$12.89		$12.41		$11.71
Total return	14.09	%(D)	10.39%		17.10	%(D)

Ratio and supplemental data:
Net assets end of period/year (000’s)	$133,459		$140,192		$146,404
Expenses to average net assets
Excluding waiver and/or reimbursement and recapture	1.20	%(E)	1.19%		1.22	%(E)
Including waiver and/or reimbursement and recapture	1.19	%(E)(F)	1.15	%(F)	1.22	%(E)
Net investment income (loss) to average net assets	(0.31	)%(E)	(0.30)%		(0.10	)%(E)
Portfolio turnover rate	15	%(D)	34%		21	%(D)

(A)	Commenced operations on March 10, 2017.
(B)	Calculated based on average number of shares outstanding.
(C)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying funds in which the Fund invests.
(D)	Not annualized.
(E)	Annualized.
(F)	TAM has voluntarily agreed to waive a portion of its management fee.

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2019

FINANCIAL HIGHLIGHTS (continued)

For a share outstanding during the periods and years indicated:	Transamerica Large Growth
	Class R4
	April 30, 2019 (unaudited)		October 31, 2018	October 31, 2017 (A) (B) (C)		December 31, 2016		December 31, 2015	December 31, 2014	December 31, 2013
Net asset value, beginning of period/year	$12.44		$11.72	$9.14		$9.08		$8.35	$7.57	$5.63

Investment operations:
Net investment income (loss) (D)	(0.00	)(E)(F)	(0.01)	0.01		0.01		0.01	0.01	0.02
Net realized and unrealized gain (loss)	1.52		1.23	2.58		0.06		0.73	0.78	1.94
Total investment operations	1.52		1.22	2.59		0.07		0.74	0.79	1.96

Dividends and/or distributions to shareholders:
Net investment income	—		(0.05)	(0.01)		(0.01)		(0.01)	(0.01)	(0.02)
Net realized gains	(1.02)		(0.45)	—		—		—	—	—
Total dividends and/or distributions to shareholders	(1.02)		(0.50)	(0.01)		(0.01)		(0.01)	(0.01)	(0.02)

Net asset value, end of period/year	$12.94		$12.44	$11.72		$9.14		$9.08	$8.35	$7.57
Total return	14.23	%(G)	10.68%	28.42	%(G)	0.84%		8.89%	10.46%	35.00%

Ratio and supplemental data:
Net assets end of period/year (000’s)	$38,071		$37,269	$38,038		$82,546		$107,369	$110,430	$130,443
Expenses to average net assets
Excluding waiver and/or reimbursement and recapture	0.95	%(H)	0.95%	0.99	%(H)	1.01%		0.99%	1.01%	1.00%
Including waiver and/or reimbursement and recapture	0.90	%(H)	0.90%	0.90	%(H)	0.88	%(I)	0.90%	0.90%	0.90%
Net investment income (loss) to average net assets	(0.03	)%(H)	(0.04)%	0.14	%(H)	0.15%		0.07%	0.17%	0.32%
Portfolio turnover rate	15	%(G)	34%	21	%(G)	36%		33%	73%	49%

(A)	Transamerica Partners Institutional Large Growth reorganized into the Fund on March 10, 2017. Prior to March 10, 2017, information provided reflects Transamerica Partners Institutional Large Growth, which was the accounting and performance survivor of the reorganization.
(B)	Effective March 10, 2017, the Fund underwent a 1.35-for-1 share split. The per share data has been retroactively adjusted to reflect the share split. See the Stock Split section of the Notes to Financial Statements for more information.
(C)	The fiscal year end of the Fund is October 31 while the fiscal year end of the accounting and performance survivor is December 31. Prior to the closing of the applicable Transamerica Partners reorganization as of the close of business on March 10, 2017, the accounting and performance survivor operated as a feeder in a master-feeder structure and invested all of its investable assets in a corresponding Series Portfolio. The Financial Highlights represents activity for the ten months of January 1, 2017 – October 31, 2017.
(D)	Calculated based on average number of shares outstanding.
(E)	Rounds to less than $0.01 or $(0.01).
(F)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying funds in which the Fund invests.
(G)	Not annualized.
(H)	Annualized.
(I)	Includes reimbursement of custody fees at the underlying Series Portfolio level.

For a share outstanding during the periods and year indicated:	Transamerica Large Value Opportunities
	Class I3
	April 30, 2019 (unaudited)		October 31, 2018		October 31, 2017 (A)
Net asset value, beginning of period/year	$10.75		$10.71		$10.00

Investment operations:
Net investment income (loss) (B)	0.11		0.18		0.08
Net realized and unrealized gain (loss)	0.23		0.21		0.71
Total investment operations	0.34		0.39		0.79

Dividends and/or distributions to shareholders:
Net investment income	(0.12)		(0.17)		(0.08)
Net realized gains	(1.71)		(0.18)		—
Total dividends and/or distributions to shareholders	(1.83)		(0.35)		(0.08)

Net asset value, end of period/year	$9.26		$10.75		$10.71
Total return	5.59	%(C)	3.60%		7.94	%(C)

Ratio and supplemental data:
Net assets end of period/year (000’s)	$459,327		$458,786		$520,709
Expenses to average net assets
Excluding waiver and/or reimbursement and recapture	0.50	%(D)(E)	0.52	%(E)	0.57	%(D)
Including waiver and/or reimbursement and recapture	0.50	%(D)(E)(F)	0.49	%(E)	0.49	%(D)
Net investment income (loss) to average net assets	2.33	%(D)	1.64%		1.69	%(D)
Portfolio turnover rate	57	%(C)	137%		33	%(C)

(A)	Commenced operations on May 5, 2017.
(B)	Calculated based on average number of shares outstanding.
(C)	Not annualized.
(D)	Annualized.
(E)	Does not include expenses of the investment companies and/or ETFs in which the Fund invests.
(F)	Waiver and/or reimbursement rounds to less than 0.01%.

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2019

FINANCIAL HIGHLIGHTS (continued)

For a share outstanding during the periods and year indicated:	Transamerica Large Value Opportunities
	Class R
	April 30, 2019 (unaudited)		October 31, 2018		October 31, 2017 (A)
Net asset value, beginning of period/year	$10.75		$10.71		$10.00

Investment operations:
Net investment income (loss) (B)	0.09		0.13		0.08
Net realized and unrealized gain (loss)	0.22		0.21		0.69
Total investment operations	0.31		0.34		0.77

Dividends and/or distributions to shareholders:
Net investment income	(0.09)		(0.12)		(0.06)
Net realized gains	(1.71)		(0.18)		—
Total dividends and/or distributions to shareholders	(1.80)		(0.30)		(0.06)

Net asset value, end of period/year	$9.26		$10.75		$10.71
Total return	5.26	%(C)	3.08%		7.69	%(C)

Ratio and supplemental data:
Net assets end of period/year (000’s)	$81,201		$103,701		$113,861
Expenses to average net assets
Excluding waiver and/or reimbursement and recapture	1.00	%(D)(E)	1.01	%(E)	1.06	%(D)
Including waiver and/or reimbursement and recapture	1.00	%(D)(E)(F)	0.99	%(E)	0.99	%(D)
Net investment income (loss) to average net assets	1.88	%(D)	1.14%		1.36	%(D)
Portfolio turnover rate	57	%(C)	137%		33	%(C)

(A)	Commenced operations on May 5, 2017.
(B)	Calculated based on average number of shares outstanding.
(C)	Not annualized.
(D)	Annualized.
(E)	Does not include expenses of the investment companies and/or ETFs in which the Fund invests.
(F)	Waiver and/or reimbursement rounds to less than 0.01%.

For a share outstanding during the periods and years indicated:	Transamerica Large Value Opportunities
	Class R4
	April 30, 2019 (unaudited)		October 31, 2018		October 31, 2017 (A) (B) (C)		December 31, 2016		December 31, 2015	December 31, 2014	December 31, 2013
Net asset value, beginning of period/year	$10.75		$10.71		$9.84		$9.18		$9.36	$8.63	$6.36

Investment operations:
Net investment income (loss) (D)	0.10		0.15		0.14		0.16		0.12	0.08	0.11
Net realized and unrealized gain (loss)	0.23		0.21		0.85		0.67		(0.18)	0.74	2.28
Total investment operations	0.33		0.36		0.99		0.83		(0.06)	0.82	2.39

Dividends and/or distributions to shareholders:
Net investment income	(0.11)		(0.14)		(0.12)		(0.17)		(0.12)	(0.09)	(0.12)
Net realized gains	(1.71)		(0.18)		—		—		—	—	—
Total dividends and/or distributions to shareholders	(1.82)		(0.32)		(0.12)		(0.17)		(0.12)	(0.09)	(0.12)

Net asset value, end of period/year	$9.26		$10.75		$10.71		$9.84		$9.18	$9.36	$8.63
Total return	5.45	%(E)	3.32%		9.99	%(E)	9.14%		(0.69)%	9.54%	37.73%

Ratio and supplemental data:
Net assets end of period/year (000’s)	$37,120		$36,445		$53,449		$99,292		$99,418	$102,791	$120,005
Expenses to average net assets
Excluding waiver and/or reimbursement and recapture	0.75	%(F)(G)	0.77	%(G)	0.83	%(F)	0.84%		0.83%	0.83%	0.83%
Including waiver and/or reimbursement and recapture	0.75	%(F)(G)(H)	0.74	%(G)	0.74	%(F)	0.74	%(I)	0.75%	0.75%	0.75%
Net investment income (loss) to average net assets	2.11	%(F)	1.39%		1.35	%(F)	1.80%		1.21%	0.96%	1.43%
Portfolio turnover rate	57	%(E)	137%		33	%(E)	48%		65%	69%	99%

(A)	Effective May 5, 2017, the Fund underwent a 1.56-for-1 share split. The per share data has been retroactively adjusted to reflect the share split. See the Stock Split section of the Notes to Financial Statements for more information.
(B)	Transamerica Partners Institutional Large Value reorganized into the Fund on May 5, 2017. Prior to May 5, 2017, information provided reflects Transamerica Partners Institutional Large Value, which was the accounting and performance survivor of the reorganization. Please reference the Reorganization section of the Notes to the Financial Statements for additional information.
(C)	The fiscal year end of the Fund is October 31 while the fiscal year end of the accounting and performance survivor is December 31. Prior to the closing of the applicable Transamerica Partners reorganization as of the close of business on May 5, 2017, the accounting and performance survivor operated as a feeder in a master-feeder structure and invested all of its investable assets in a corresponding Series Portfolio. The Financial Highlights represents activity for the ten months of January 1, 2017 – October 31, 2017. Please reference the Reorganization section of the Notes to the Financial Statements for additional information.
(D)	Calculated based on average number of shares outstanding.
(E)	Not annualized.
(F)	Annualized.
(G)	Does not include expenses of the investment companies and/or ETFs in which the Fund invests.
(H)	Waiver and/or reimbursement rounds to less than 0.01%.
(I)	Includes reimbursement of custody fees at the underlying Series Portfolio level.

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2019

FINANCIAL HIGHLIGHTS (continued)

For a share outstanding during the periods and year indicated:	Transamerica Mid Cap Growth
	Class A
	April 30, 2019 (unaudited)		October 31, 2018		October 31, 2017 (A)
Net asset value, beginning of period/year	$12.98		$14.14		$13.12

Investment operations:
Net investment income (loss) (B)	(0.02)		(0.01)		(0.01)
Net realized and unrealized gain (loss)	0.66		(0.91	)(C)	1.03
Total investment operations	0.64		(0.92)		1.02

Dividends and/or distributions to shareholders:
Net investment income	(0.01)		(0.01)		—
Net realized gains	(4.16)		(0.23)		—
Total dividends and/or distributions to shareholders	(4.17)		(0.24)		—

Net asset value, end of period/year	$9.45		$12.98		$14.14
Total return (D)	12.66	%(E)	(6.88)%		7.77	%(E)

Ratio and supplemental data:
Net assets end of period/year (000’s)	$10,979		$8,997		$9,903
Expenses to average net assets
Excluding waiver and/or reimbursement and recapture	1.45	%(F)	1.28%		1.30	%(F)
Including waiver and/or reimbursement and recapture	1.17	%(F)	1.10	%(G)	1.30	%(F)
Net investment income (loss) to average net assets	(0.51	)%(F)	(0.04)%		(0.10	)%(F)
Portfolio turnover rate	122	%(E)	61%		30	%(E)

(A)	Commenced operations on March 10, 2017.
(B)	Calculated based on average number of shares outstanding.
(C)	The amount of net realized and unrealized gain/(loss) per share does not correspond with the amounts reported within the Statements of Changes due to the timing of purchases and redemptions of Fund shares and fluctuating market values during the period.
(D)	Total return has been calculated without deduction of the initial sales charge and contingent deferred sales charge.
(E)	Not annualized.
(F)	Annualized.
(G)	TAM has voluntarily agreed to waive a portion of its management fee.

For a share outstanding during the periods and year indicated:	Transamerica Mid Cap Growth
	Class C
	April 30, 2019 (unaudited)		October 31, 2018		October 31, 2017 (A)
Net asset value, beginning of period/year	$12.55		$13.77		$12.84

Investment operations:
Net investment income (loss) (B)	(0.06)		(0.11)		(0.07)
Net realized and unrealized gain (loss)	0.62		(0.88	)(C)	1.00
Total investment operations	0.56		(0.99)		0.93

Dividends and/or distributions to shareholders:
Net realized gains	(4.16)		(0.23)		—

Net asset value, end of period/year	$8.95		$12.55		$13.77
Total return (D)	12.37	%(E)	(7.58)%		7.24	%(E)

Ratio and supplemental data:
Net assets end of period/year (000’s)	$1,324		$1,268		$1,448
Expenses to average net assets
Excluding waiver and/or reimbursement and recapture	2.22	%(F)	2.05%		2.05	%(F)
Including waiver and/or reimbursement and recapture	1.92	%(F)	1.85	%(G)	2.05	%(F)
Net investment income (loss) to average net assets	(1.24	)%(F)	(0.79)%		(0.85	)%(F)
Portfolio turnover rate	122	%(E)	61%		30	%(E)

(A)	Commenced operations on March 10, 2017.
(B)	Calculated based on average number of shares outstanding.
(C)	The amount of net realized and unrealized gain/(loss) per share does not correspond with the amounts reported within the Statements of Changes due to the timing of purchases and redemptions of Fund shares and fluctuating market values during the period.
(D)	Total return has been calculated without deduction of the contingent deferred sales charge.
(E)	Not annualized.
(F)	Annualized.
(G)	TAM has voluntarily agreed to waive a portion of its management fee.

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2019

FINANCIAL HIGHLIGHTS (continued)

For a share outstanding during the periods and year indicated:	Transamerica Mid Cap Growth
	Class I
	April 30, 2019 (unaudited)		October 31, 2018		October 31, 2017 (A)
Net asset value, beginning of period/year	$13.09		$14.27		$13.21

Investment operations:
Net investment income (loss) (B)	(0.01)		0.03		0.02
Net realized and unrealized gain (loss)	0.68		(0.93	)(C)	1.04
Total investment operations	0.67		(0.90)		1.06

Dividends and/or distributions to shareholders:
Net investment income	(0.04)		(0.05)		—
Net realized gains	(4.16)		(0.23)		—
Total dividends and/or distributions to shareholders	(4.20)		(0.28)		—

Net asset value, end of period/year	$9.56		$13.09		$14.27
Total return	12.71	%(D)	(6.64)%		8.02	%(D)

Ratio and supplemental data:
Net assets end of period/year (000’s)	$638		$664		$664
Expenses to average net assets
Excluding waiver and/or reimbursement and recapture	1.14	%(E)	0.99%		0.98	%(E)
Including waiver and/or reimbursement and recapture	0.90	%(E)	0.85	%(F)	0.98	%(E)
Net investment income (loss) to average net assets	(0.22	)%(E)	0.20%		0.22	%(E)
Portfolio turnover rate	122	%(D)	61%		30	%(D)

(A)	Commenced operations on March 10, 2017.
(B)	Calculated based on average number of shares outstanding.
(C)	The amount of net realized and unrealized gain/(loss) per share does not correspond with the amounts reported within the Statements of Changes due to the timing of purchases and redemptions of Fund shares and fluctuating market values during the period.
(D)	Not annualized.
(E)	Annualized.
(F)	TAM has voluntarily agreed to waive a portion of its management fee.

For a share outstanding during the periods and year indicated:	Transamerica Mid Cap Growth
	Class I2
	April 30, 2019 (unaudited)		October 31, 2018		October 31, 2017 (A)
Net asset value, beginning of period/year	$13.10		$14.31		$13.24

Investment operations:
Net investment income (loss) (B)	(0.01)		0.07		0.03
Net realized and unrealized gain (loss)	0.69		(0.99	)(C)	1.04
Total investment operations	0.68		(0.92)		1.07

Dividends and/or distributions to shareholders:
Net investment income	—		(0.06)		—
Net realized gains	(4.16)		(0.23)		—
Total dividends and/or distributions to shareholders	(4.16)		(0.29)		—

Net asset value, end of period/year	$9.62		$13.10		$14.31
Total return	12.68	%(D)	(6.60)%		8.08	%(D)

Ratio and supplemental data:
Net assets end of period/year (000’s)	$10		$9		$155,629
Expenses to average net assets
Excluding waiver and/or reimbursement and recapture	1.01	%(E)	0.86%		0.87	%(E)
Including waiver and/or reimbursement and recapture	0.83	%(E)(F)	0.74	%(F)	0.87	%(E)
Net investment income (loss) to average net assets	(0.19	)%(E)	0.45%		0.35	%(E)
Portfolio turnover rate	122	%(D)	61%		30	%(D)

(A)	Commenced operations on March 10, 2017.
(B)	Calculated based on average number of shares outstanding.
(C)	The amount of net realized and unrealized gain/(loss) per share does not correspond with the amounts reported within the Statements of Changes due to the timing of purchases and redemptions of Fund shares and fluctuating market values during the period.
(D)	Not annualized.
(E)	Annualized.
(F)	TAM has voluntarily agreed to waive a portion of its management fee.

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2019

FINANCIAL HIGHLIGHTS (continued)

For a share outstanding during the periods and year indicated:	Transamerica Mid Cap Growth
	Class I3
	April 30, 2019 (unaudited)		October 31, 2018		October 31, 2017 (A)
Net asset value, beginning of period/year	$13.14		$14.32		$13.24

Investment operations:
Net investment income (loss) (B)	(0.01)		0.05		0.04
Net realized and unrealized gain (loss)	0.68		(0.95	)(C)	1.04
Total investment operations	0.67		(0.90)		1.08

Dividends and/or distributions to shareholders:
Net investment income	(0.05)		(0.05)		—
Net realized gains	(4.16)		(0.23)		—
Total dividends and/or distributions to shareholders	(4.21)		(0.28)		—

Net asset value, end of period/year	$9.60		$13.14		$14.32
Total return	12.62	%(D)	(6.49)%		8.16	%(D)

Ratio and supplemental data:
Net assets end of period/year (000’s)	$41,873		$36,797		$48,330
Expenses to average net assets
Excluding waiver and/or reimbursement and recapture	1.01	%(E)	0.87%		0.87	%(E)
Including waiver and/or reimbursement and recapture	0.83	%(E)	0.75	%(F)	0.75	%(E)
Net investment income (loss) to average net assets	(0.20	)%(E)	0.32%		0.50	%(E)
Portfolio turnover rate	122	%(D)	61%		30	%(D)

(A)	Commenced operations on March 10, 2017.
(B)	Calculated based on average number of shares outstanding.
(C)	The amount of net realized and unrealized gain/(loss) per share does not correspond with the amounts reported within the Statements of Changes due to the timing of purchases and redemptions of Fund shares and fluctuating market values during the period.
(D)	Not annualized.
(E)	Annualized.
(F)	TAM has voluntarily agreed to waive a portion of its management fee.

For a share outstanding during the periods and year indicated:	Transamerica Mid Cap Growth
	Class R
	April 30, 2019 (unaudited)		October 31, 2018		October 31, 2017 (A)
Net asset value, beginning of period/year	$13.08		$14.26		$13.24

Investment operations:
Net investment income (loss) (B)	(0.03)		(0.03)		(0.01)
Net realized and unrealized gain (loss)	0.68		(0.92	)(C)	1.03
Total investment operations	0.65		(0.95)		1.02

Dividends and/or distributions to shareholders:
Net realized gains	(4.16)		(0.23)		—

Net asset value, end of period/year	$9.57		$13.08		$14.26
Total return	12.45	%(D)	(6.89)%		7.70	%(D)

Ratio and supplemental data:
Net assets end of period/year (000’s)	$20,236		$19,711		$26,153
Expenses to average net assets
Excluding waiver and/or reimbursement and recapture	1.51	%(E)	1.37%		1.37	%(E)
Including waiver and/or reimbursement and recapture	1.35	%(E)	1.27	%(F)	1.35	%(E)
Net investment income (loss) to average net assets	(0.68	)%(E)	(0.19)%		(0.16	)%(E)
Portfolio turnover rate	122	%(D)	61%		30	%(D)

(A)	Commenced operations on March 10, 2017.
(B)	Calculated based on average number of shares outstanding.
(C)	The amount of net realized and unrealized gain/(loss) per share does not correspond with the amounts reported within the Statements of Changes due to the timing of purchases and redemptions of Fund shares and fluctuating market values during the period.
(D)	Not annualized.
(E)	Annualized.
(F)	TAM has voluntarily agreed to waive a portion of its management fee.

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2019

FINANCIAL HIGHLIGHTS (continued)

For a share outstanding during the periods and years indicated:	Transamerica Mid Cap Growth
	Class R4
	April 30, 2019 (unaudited)		October 31, 2018		October 31, 2017 (A) (B) (C)		December 31, 2016		December 31, 2015	December 31, 2014	December 31, 2013
Net asset value, beginning of period/year	$13.13		$14.30		$12.70		$12.50		$15.44	$16.72	$16.25

Investment operations:
Net investment income (loss) (D)	(0.01)		0.02		0.01		(0.01)		(0.05)	0.06	(0.04)
Net realized and unrealized gain (loss)	0.68		(0.95	)(E)	1.92		1.48		(0.24)	1.16	4.73
Total investment operations	0.67		(0.93)		1.93		1.47		(0.29)	1.22	4.69

Dividends and/or distributions to shareholders:
Net investment income	(0.01)		(0.01)		—		—		—	(0.07)	—
Net realized gains	(4.16)		(0.23)		(0.33)		(1.27)		(2.65)	(2.34)	(4.22)
Return of capital	—		—		—		—		—	(0.09)	—
Total dividends and/or distributions to shareholders	(4.17)		(0.24)		(0.33)		(1.27)		(2.65)	(2.50)	(4.22)

Net asset value, end of period/year	$9.63		$13.13		$14.30		$12.70		$12.50	$15.44	$16.72

Total return	12.53	%(F)	(6.64)%		15.34	%(F)	12.13%		(1.60)%	7.83%	30.10%

Ratio and supplemental data:
Net assets end of period/year (000’s)	$1,016		$4,709		$10,232		$16,767		$17,075	$22,686	$33,879
Expenses to average net assets
Excluding waiver and/or reimbursement and recapture	1.26	%(G)	1.12%		1.20	%(G)	1.36%		1.22%	1.24%	1.18%
Including waiver and/or reimbursement and recapture	0.95	%(G)	0.95	%(J)	0.98	%(G)(H)	0.95	%(I)	0.95%	0.95%	0.95%
Net investment income (loss) to average net assets	(0.31	)%(G)	0.17%		0.13	%(G)	(0.09)%		(0.31)%	0.34%	(0.21)%
Portfolio turnover rate	122	%(F)	61%		30	%(F)	79%		70%	60%	234%

(A)	Transamerica Partners Institutional Mid Growth reorganized into the Fund on March 10, 2017. Prior to March 10, 2017, information provided reflects Transamerica Partners Institutional Mid Growth, which was the accounting and performance survivor of the reorganization.
(B)	Effective March 10, 2017, the Fund underwent a 0.84-for-1 share split. The per share data has been retroactively adjusted to reflect the share split. See the Stock Split section of the Notes to Financial Statements for more information.
(C)	The fiscal year end of the Fund is October 31 while the fiscal year end of the accounting and performance survivor is December 31. Prior to the closing of the applicable Transamerica Partners reorganization as of the close of business on March 10, 2017, the accounting and performance survivor operated as a feeder in a master-feeder structure and invested all of its investable assets in a corresponding Series Portfolio. The Financial Highlights represents activity for the ten months of January 1, 2017 – October 31, 2017.
(D)	Calculated based on average number of shares outstanding.
(E)	The amount of net realized and unrealized gain/(loss) per share does not correspond with the amounts reported within the Statements of Changes due to the timing of purchases and redemptions of Fund shares and fluctuating market values during the period.
(F)	Not annualized.
(G)	Annualized.
(H)	Includes reorganization expenses incurred outside the Fund’s operating expense limit.
(I)	Includes reimbursement of custody fees at the underlying Series Portfolio level.
(J)	TAM has voluntarily agreed to waive a portion of its management fee.

For a share outstanding during the periods and years indicated:	Transamerica Mid Cap Value Opportunities
	Class A
	April 30, 2019 (unaudited)		October 31, 2018		October 31, 2017	October 31, 2016		October 31, 2015	October 31, 2014 (A)
Net asset value, beginning of period/year	$11.53		$11.86		$11.80	$11.37		$10.68	$10.00

Investment operations:
Net investment income (loss) (B)	0.06		0.09		0.07	0.06	(C)	0.11	0.07
Net realized and unrealized gain (loss)	0.78		0.50		0.95	0.78		0.68	0.69
Total investment operations	0.84		0.59		1.02	0.84		0.79	0.76

Dividends and/or distributions to shareholders:
Net investment income	(0.11)		(0.09)		(0.12)	(0.14)		(0.03)	(0.08)
Net realized gains	(0.73)		(0.83)		(0.84)	(0.27)		(0.07)	—
Total dividends and/or distributions to shareholders	(0.84)		(0.92)		(0.96)	(0.41)		(0.10)	(0.08)

Net asset value, end of period/year	$11.53		$11.53		$11.86	$11.80		$11.37	$10.68

Total return (D)	8.69	%(E)	4.75%		8.77%	7.72%		7.50%	7.62	%(E)

Ratio and supplemental data:
Net assets end of period/year (000’s)	$22,338		$108,568		$116,047	$75,556		$18,794	$703
Expenses to average net assets
Excluding waiver and/or reimbursement and recapture	1.30	%(F)	1.25%		1.09%	1.08%		1.05%	1.18	%(F)
Including waiver and/or reimbursement and recapture	1.09	%(F)	1.05	%(G)	1.09%	1.08	%(C)	1.05%	1.18	%(F)
Net investment income (loss) to average net assets	1.12	%(F)	0.78%		0.57%	0.55	%(C)	1.02%	1.38	%(F)
Portfolio turnover rate	43	%(E)	85%		76%	95%		31%	23	%(E)

(A)	Commenced operations on April 30, 2014.
(B)	Calculated based on average number of shares outstanding.
(C)	Please reference the Custody Out-of-Pocket Expense section of the Notes to Financial Statements for more information regarding the reimbursement of custody fees. The amount of the reimbursement on a per share basis was immaterial to the class. The Expenses to average net assets including waiver and/or reimbursement and recapture ratio, and Net investment income (loss) to average net assets ratio would have been 0.00% higher and 0.00% lower, respectively, had the custodian not reimbursed the Fund.
(D)	Total return has been calculated without deduction of the initial sales charge and contingent deferred sales charge.
(E)	Not annualized.
(F)	Annualized.
(G)	TAM has voluntarily agreed to waive a portion of its management fee.

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2019

FINANCIAL HIGHLIGHTS (continued)

For a share outstanding during the periods and years indicated:	Transamerica Mid Cap Value Opportunities
	Class C
	April 30, 2019 (unaudited)		October 31, 2018		October 31, 2017	October 31, 2016		October 31, 2015	October 31, 2014 (A)
Net asset value, beginning of period/year	$11.35		$11.71		$11.70	$11.31		$10.68	$10.00

Investment operations:
Net investment income (loss) (B)	0.00	(C)	0.01		(0.03)	(0.04	)(D)	0.03	0.04
Net realized and unrealized gain (loss)	0.82		0.48		0.95	0.79		0.68	0.69
Total investment operations	0.82		0.49		0.92	0.75		0.71	0.73

Dividends and/or distributions to shareholders:
Net investment income	(0.02)		(0.02)		(0.07)	(0.09)		(0.01)	(0.05)
Net realized gains	(0.73)		(0.83)		(0.84)	(0.27)		(0.07)	—
Total dividends and/or distributions to shareholders	(0.75)		(0.85)		(0.91)	(0.36)		(0.08)	(0.05)

Net asset value, end of period/year	$11.42		$11.35		$11.71	$11.70		$11.31	$10.68
Total return (E)	8.43	%(F)	4.00%		7.95%	6.87%		6.72%	7.29	%(F)

Ratio and supplemental data:
Net assets end of period/year (000’s)	$19,978		$17,476		$17,808	$7,104		$1,241	$278
Expenses to average net assets
Excluding waiver and/or reimbursement and recapture	1.90	%(G)	1.88%		1.89%	1.90%		1.80%	1.93	%(G)
Including waiver and/or reimbursement and recapture	1.84	%(G)	1.80	%(H)	1.89%	1.90	%(D)	1.80%	1.93	%(G)
Net investment income (loss) to average net assets	0.05	%(G)	0.06%		(0.29)%	(0.37	)%(D)	0.30%	0.71	%(G)
Portfolio turnover rate	43	%(F)	85%		76%	95%		31%	23	%(F)

(A)	Commenced operations on April 30, 2014.
(B)	Calculated based on average number of shares outstanding.
(C)	Rounds to less than $0.01 or $(0.01).
(D)	Please reference the Custody Out-of-Pocket Expense section of the Notes to Financial Statements for more information regarding the reimbursement of custody fees. The amount of the reimbursement on a per share basis was immaterial to the class. The Expenses to average net assets including waiver and/or reimbursement and recapture ratio, and Net investment income (loss) to average net assets ratio would have been 0.00% higher and 0.00% lower, respectively, had the custodian not reimbursed the Fund.
(E)	Total return has been calculated without deduction of the contingent deferred sales charge.
(F)	Not annualized.
(G)	Annualized.
(H)	TAM has voluntarily agreed to waive a portion of its management fee.

For a share outstanding during the periods and years indicated:	Transamerica Mid Cap Value Opportunities
	Class I
	April 30, 2019 (unaudited)		October 31, 2018		October 31, 2017	October 31, 2016		October 31, 2015	October 31, 2014 (A)
Net asset value, beginning of period/year	$11.60		$11.93		$11.85	$11.41		$10.69	$10.00

Investment operations:
Net investment income (loss) (B)	0.05		0.13		0.10	0.11	(C)	0.13	0.06
Net realized and unrealized gain (loss)	0.83		0.49		0.95	0.75		0.69	0.72
Total investment operations	0.88		0.62		1.05	0.86		0.82	0.78

Dividends and/or distributions to shareholders:
Net investment income	(0.14)		(0.12)		(0.13)	(0.15)		(0.03)	(0.09)
Net realized gains	(0.73)		(0.83)		(0.84)	(0.27)		(0.07)	—
Total dividends and/or distributions to shareholders	(0.87)		(0.95)		(0.97)	(0.42)		(0.10)	(0.09)

Net asset value, end of period/year	$11.61		$11.60		$11.93	$11.85		$11.41	$10.69
Total return	8.96	%(D)	5.16%		8.94%	8.00%		7.78%	7.83	%(D)

Ratio and supplemental data:
Net assets end of period/year (000’s)	$464,247		$368,787		$394,378	$298,589		$147,712	$5,979
Expenses to average net assets
Excluding waiver and/or reimbursement and recapture	0.85	%(E)	0.85%		0.86%	0.86%		0.84%	0.96	%(E)
Including waiver and/or reimbursement and recapture	0.82	%(E)	0.80	%(F)	0.86%	0.86	%(C)	0.84%	0.95	%(E)
Net investment income (loss) to average net assets	0.97	%(E)	1.09%		0.79%	0.97	%(C)	1.19%	1.13	%(E)
Portfolio turnover rate	43	%(D)	85%		76%	95%		31%	23	%(D)

(A)	Commenced operations on April 30, 2014.
(B)	Calculated based on average number of shares outstanding.
(C)	Please reference the Custody Out-of-Pocket Expense section of the Notes to Financial Statements for more information regarding the reimbursement of custody fees. The amount of the reimbursement on a per share basis was immaterial to the class. The Expenses to average net assets including waiver and/or reimbursement and recapture ratio, and Net investment income (loss) to average net assets ratio would have been 0.00% higher and 0.00% lower, respectively, had the custodian not reimbursed the Fund.
(D)	Not annualized.
(E)	Annualized.
(F)	TAM has voluntarily agreed to waive a portion of its management fee.

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2019

FINANCIAL HIGHLIGHTS (continued)

For a share outstanding during the periods and years indicated:	Transamerica Mid Cap Value Opportunities
	Class I2
	April 30, 2019 (unaudited)		October 31, 2018		October 31, 2017	October 31, 2016		October 31, 2015	October 31, 2014 (A)
Net asset value, beginning of period/year	$11.62		$11.95		$11.87	$11.41		$10.69	$10.00

Investment operations:
Net investment income (loss) (B)	0.06		0.14		0.11	0.15	(C)	0.16	0.09
Net realized and unrealized gain (loss)	0.82		0.49		0.95	0.74		0.67	0.69
Total investment operations	0.88		0.63		1.06	0.89		0.83	0.78

Dividends and/or distributions to shareholders:
Net investment income	(0.15)		(0.13)		(0.14)	(0.16)		(0.04)	(0.09)
Net realized gains	(0.73)		(0.83)		(0.84)	(0.27)		(0.07)	—
Total dividends and/or distributions to shareholders	(0.88)		(0.96)		(0.98)	(0.43)		(0.11)	(0.09)

Net asset value, end of period/year	$11.62		$11.62		$11.95	$11.87		$11.41	$10.69
Total return	8.91	%(D)	5.26%		9.09%	8.12%		7.80%	7.86	%(D)

Ratio and supplemental data:
Net assets end of period/year (000’s)	$297,497		$280,299		$298,655	$323,275		$465,775	$166,170
Expenses to average net assets
Excluding waiver and/or reimbursement and recapture	0.76	%(E)	0.75%		0.76%	0.74%		0.74%	0.86	%(E)
Including waiver and/or reimbursement and recapture	0.75	%(E)(F)	0.71	%(F)	0.76%	0.74	%(C)	0.74%	0.86	%(E)
Net investment income (loss) to average net assets	1.15	%(E)	1.15%		0.92%	1.37	%(C)	1.42%	1.71	%(E)
Portfolio turnover rate	43	%(D)	85%		76%	95%		31%	23	%(D)

(A)	Commenced operations on April 30, 2014.
(B)	Calculated based on average number of shares outstanding.
(C)	Please reference the Custody Out-of-Pocket Expense section of the Notes to Financial Statements for more information regarding the reimbursement of custody fees. The amount of the reimbursement on a per share basis was immaterial to the class. The Expenses to average net assets including waiver and/or reimbursement and recapture ratio, and Net investment income (loss) to average net assets ratio would have been 0.00% higher and 0.00% lower, respectively, had the custodian not reimbursed the Fund.
(D)	Not annualized.
(E)	Annualized.
(F)	TAM has voluntarily agreed to waive a portion of its management fee.

For a share outstanding during the periods and year indicated:	Transamerica Mid Cap Value Opportunities
	Class I3
	April 30, 2019 (unaudited)		October 31, 2018		October 31, 2017 (A)
Net asset value, beginning of period/year	$11.67		$11.96		$11.93

Investment operations:
Net investment income (loss) (B)	0.06		0.14		0.06
Net realized and unrealized gain (loss)	0.83		0.48		(0.03	)(C)
Total investment operations	0.89		0.62		0.03

Dividends and/or distributions to shareholders:
Net investment income	(0.16)		(0.08)		—
Net realized gains	(0.73)		(0.83)		—
Total dividends and/or distributions to shareholders	(0.89)		(0.91)		—

Net asset value, end of period/year	$11.67		$11.67		$11.96
Total return	8.88	%(D)	5.19%		0.25	%(D)

Ratio and supplemental data:
Net assets end of period/year (000’s)	$225,769		$231,307		$275,016
Expenses to average net assets
Excluding waiver and/or reimbursement and recapture	0.76	%(E)	0.75%		0.76	%(E)
Including waiver and/or reimbursement and recapture	0.75	%(E)	0.70	%(F)	0.70	%(E)
Net investment income (loss) to average net assets	1.16	%(E)	1.16%		0.79	%(E)
Portfolio turnover rate	43	%(D)	85%		76	%(D)

(A)	Commenced operations on March 24, 2017.
(B)	Calculated based on average number of shares outstanding.
(C)	The amount of net realized and unrealized gain/(loss) per share does not correspond with the amounts reported within the Statements of Changes due to the timing of purchases and redemptions of Fund shares and fluctuating market values during the period.
(D)	Not annualized.
(E)	Annualized.
(F)	TAM has voluntarily agreed to waive a portion of its management fee.

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2019

FINANCIAL HIGHLIGHTS (continued)

For a share outstanding during the periods and year indicated:	Transamerica Mid Cap Value Opportunities
	Class R
	April 30, 2019 (unaudited)		October 31, 2018		October 31, 2017 (A)
Net asset value, beginning of period/year	$11.63		$11.92		$11.93

Investment operations:
Net investment income (loss) (B)	0.04		0.07		0.02
Net realized and unrealized gain (loss)	0.82		0.50		(0.03	)(C)
Total investment operations	0.86		0.57		(0.01)

Dividends and/or distributions to shareholders:
Net investment income	(0.08)		(0.03)		—
Net realized gains	(0.73)		(0.83)		—
Total dividends and/or distributions to shareholders	(0.81)		(0.86)		—

Net asset value, end of period/year	$11.68		$11.63		$11.92
Total return	8.61	%(D)	4.70%		(0.08	)%(D)

Ratio and supplemental data:
Net assets end of period/year (000’s)	$66,421		$69,546		$88,909
Expenses to average net assets
Excluding waiver and/or reimbursement and recapture	1.25	%(E)	1.26%		1.27	%(E)
Including waiver and/or reimbursement and recapture	1.25	%(E)(F)	1.24	%(G)	1.25	%(E)
Net investment income (loss) to average net assets	0.67	%(E)	0.63%		0.26	%(E)
Portfolio turnover rate	43	%(D)	85%		76	%(D)

(A)	Commenced operations on March 24, 2017.
(B)	Calculated based on average number of shares outstanding.
(C)	The amount of net realized and unrealized gain/(loss) per share does not correspond with the amounts reported within the Statements of Changes due to the timing of purchases and redemptions of Fund shares and fluctuating market values during the period.
(D)	Not annualized.
(E)	Annualized.
(F)	Waiver and/or reimbursement rounds to less than 0.01%.
(G)	TAM has voluntarily agreed to waive a portion of its management fee.

For a share outstanding during the periods and year indicated:	Transamerica Mid Cap Value Opportunities
	Class R4
	April 30, 2019 (unaudited)		October 31, 2018		October 31, 2017 (A)
Net asset value, beginning of period/year	$11.66		$11.94		$11.93

Investment operations:
Net investment income (loss) (B)	0.05		0.11		0.00
Net realized and unrealized gain (loss)	0.83		0.50		(0.03	)(C)
Total investment operations	0.88		0.61		0.01

Dividends and/or distributions to shareholders:
Net investment income	(0.13)		(0.06)		—
Net realized gains	(0.73)		(0.83)		—
Total dividends and/or distributions to shareholders	(0.86)		(0.89)		—

Net asset value, end of period/year	$11.68		$11.66		$11.94
Total return	8.81	%(D)	5.07%		0.08	%(D)

Ratio and supplemental data:
Net assets end of period/year (000’s)	$388,593		$362,082		$424,122
Expenses to average net assets
Excluding waiver and/or reimbursement and recapture	1.01	%(E)	1.00%		1.01	%(E)
Including waiver and/or reimbursement and recapture	0.90	%(E)	0.90	%(F)	0.90	%(E)
Net investment income (loss) to average net assets	0.99	%(E)	0.96%		0.58	%(E)
Portfolio turnover rate	43	%(D)	85%		76	%(D)

(A)	Commenced operations on March 24, 2017.
(B)	Calculated based on average number of shares outstanding.
(C)	The amount of net realized and unrealized gain/(loss) per share does not correspond with the amounts reported within the Statements of Changes due to the timing of purchases and redemptions of Fund shares and fluctuating market values during the period.
(D)	Not annualized.
(E)	Annualized.
(F)	TAM has voluntarily agreed to waive a portion of its management fee.

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2019

FINANCIAL HIGHLIGHTS (continued)

For a share outstanding during the periods and years indicated:	Transamerica Mid Cap Value Opportunities
	Class R6
	April 30, 2019 (unaudited)		October 31, 2018		October 31, 2017	October 31, 2016 (A)
Net asset value, beginning of period/year	$11.70		$12.03		$11.87	$11.87

Investment operations:
Net investment income (loss) (B)	0.06		0.04		0.08	0.01	(C)
Net realized and unrealized gain (loss)	0.83		0.59		0.98	(0.01	)(D)
Total investment operations	0.89		0.63		1.06	—

Dividends and/or distributions to shareholders:
Net investment income	(0.16)		(0.13)		(0.06)	—
Net realized gains	(0.73)		(0.83)		(0.84)	—
Total dividends and/or distributions to shareholders	(0.89)		(0.96)		(0.90)	—

Net asset value, end of period/year	$11.70		$11.70		$12.03	$11.87
Total return	8.95	%(E)	5.22%		9.09%	0.00	%(E)

Ratio and supplemental data:
Net assets end of period/year (000’s)	$217,532		$166,519		$16,391	$50
Expenses to average net assets
Excluding waiver and/or reimbursement and recapture	0.76	%(F)	0.75%		0.76%	0.79	%(F)
Including waiver and/or reimbursement and recapture	0.75	%(F)(G)	0.71	%(G)	0.76%	0.78	%(C)(F)
Net investment income (loss) to average net assets	1.14	%(F)	0.30%		0.68%	0.18	%(C)(F)
Portfolio turnover rate	43	%(E)	85%		76%	95	%(E)

(A)	Commenced operations on July 25, 2016.
(B)	Calculated based on average number of shares outstanding.
(C)	Please reference the Custody Out-of-Pocket Expense section of the Notes to Financial Statements for more information regarding the reimbursement of custody fees. The amount of the reimbursement on a per share basis was immaterial to the class. The Expenses to average net assets including waiver and/or reimbursement and recapture ratio, and Net investment income (loss) to average net assets ratio would have been 0.01% higher and 0.01% lower, respectively, had the custodian not reimbursed the Fund.
(D)	The amount of net realized and unrealized gain/(loss) per share does not correspond with the amounts reported within the Statements of Changes due to the timing of purchases and redemptions of Fund shares and fluctuating market values during the period.
(E)	Not annualized.
(F)	Annualized.
(G)	TAM has voluntarily agreed to waive a portion of its management fee.

For a share outstanding during the period and years indicated:	Transamerica MLP & Energy Income
	Class A
	April 30, 2019 (unaudited)		October 31, 2018	October 31, 2017	October 31, 2016		October 31, 2015	October 31, 2014
Net asset value, beginning of period/year	$6.88		$7.37	$7.59	$7.94		$11.62	$10.28

Investment operations:
Net investment income (loss) (A)	0.13		0.03	0.15	0.24	(B)	0.29	0.26
Net realized and unrealized gain (loss)	0.21		(0.16)	0.04	(0.33	)(C)	(3.62)	1.40
Total investment operations	0.34		(0.13)	0.19	(0.09)		(3.33)	1.66

Dividends and/or distributions to shareholders:
Net investment income	(0.17)		(0.07)	(0.30)	(0.26)		(0.09)	(0.27)
Net realized gains	—		—	—	—		(0.07)	(0.05)
Return of capital	—		(0.29)	(0.11)	—		(0.19)	—
Total dividends and/or distributions to shareholders	(0.17)		(0.36)	(0.41)	(0.26)		(0.35)	(0.32)

Net asset value, end of period/year	$7.05		$6.88	$7.37	$7.59		$7.94	$11.62
Total return (D)	5.12	%(E)	(1.85)%	2.30%	(0.87)%		(29.17)%	16.36%

Ratio and supplemental data:
Net assets end of period/year (000’s)	$19,201		$23,096	$32,083	$43,221		$46,624	$64,300
Expenses to average net assets
Excluding waiver and/or reimbursement and recapture	1.65	%(F)	1.61%	1.58%	1.57%		1.52%	1.54%
Including waiver and/or reimbursement and recapture	1.60	%(F)	1.60%	1.58%	1.56	%(B)	1.52%	1.54%
Net investment income (loss) to average net assets	3.86	%(F)	0.40%	1.97%	3.50	%(B)	2.84%	2.24%
Portfolio turnover rate	6	%(E)	33%	41%	79%		67%	46%

(A)	Calculated based on average number of shares outstanding.
(B)	Please reference the Custody Out-of-Pocket Expense section of the Notes to Financial Statements for more information regarding the reimbursement of custody fees. The amount of the reimbursement on a per share basis was immaterial to the class. The Expenses to average net assets including waiver and/or reimbursement and recapture ratio, and Net investment income (loss) to average net assets ratio would have been 0.01% higher and 0.01% lower, respectively, had the custodian not reimbursed the Fund.
(C)	The amount of net realized and unrealized gain/(loss) per share does not correspond with the amounts reported within the Statements of Changes due to the timing of purchases and redemptions of Fund shares and fluctuating market values during the period.
(D)	Total return has been calculated without deduction of the initial sales charge and contingent deferred sales charge.
(E)	Not annualized.
(F)	Annualized.

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2019

FINANCIAL HIGHLIGHTS (continued)

For a share outstanding during the period and years indicated:	Transamerica MLP & Energy Income
	Class C
	April 30, 2019 (unaudited)		October 31, 2018	October 31, 2017	October 31, 2016		October 31, 2015	October 31, 2014
Net asset value, beginning of period/year	$6.85		$7.34	$7.55	$7.91		$11.57	$10.25

Investment operations:
Net investment income (loss) (A)	0.10		(0.02)	0.09	0.19	(B)	0.21	0.17
Net realized and unrealized gain (loss)	0.23		(0.17)	0.05	(0.35	)(C)	(3.60)	1.41
Total investment operations	0.33		(0.19)	0.14	(0.16)		(3.39)	1.58

Dividends and/or distributions to shareholders:
Net investment income	(0.15)		(0.06)	(0.25)	(0.20)		(0.06)	(0.21)
Net realized gains	—		—	—	—		(0.07)	(0.05)
Return of capital	—		(0.24)	(0.10)	—		(0.14)	—
Total dividends and/or distributions to shareholders	(0.15)		(0.30)	(0.35)	(0.20)		(0.27)	(0.26)

Net asset value, end of period/year	$7.03		$6.85	$7.34	$7.55		$7.91	$11.57
Total return (D)	4.87	%(E)	(2.66)%	1.64%	(1.79)%		(29.61)%	15.59%

Ratio and supplemental data:
Net assets end of period/year (000’s)	$14,152		$15,955	$23,673	$31,067		$37,877	$53,064
Expenses to average net assets
Excluding waiver and/or reimbursement and recapture	2.45	%(F)	2.39%	2.36%	2.36%		2.27%	2.26%
Including waiver and/or reimbursement and recapture	2.35	%(F)	2.35%	2.35%	2.35	%(B)	2.27%	2.26%
Net investment income (loss) to average net assets	3.08	%(F)	(0.29)%	1.10%	2.73	%(B)	2.11%	1.47%
Portfolio turnover rate	6	%(E)	33%	41%	79%		67%	46%

(A)	Calculated based on average number of shares outstanding.
(B)	Please reference the Custody Out-of-Pocket Expense section of the Notes to Financial Statements for more information regarding the reimbursement of custody fees. The amount of the reimbursement on a per share basis was immaterial to the class. The Expenses to average net assets including waiver and/or reimbursement and recapture ratio, and Net investment income (loss) to average net assets ratio would have been 0.00% higher and 0.00% lower, respectively, had the custodian not reimbursed the Fund.
(C)	The amount of net realized and unrealized gain/(loss) per share does not correspond with the amounts reported within the Statements of Changes due to the timing of purchases and redemptions of Fund shares and fluctuating market values during the period.
(D)	Total return has been calculated without deduction of the contingent deferred sales charge.
(E)	Not annualized.
(F)	Annualized.

For a share outstanding during the period and years indicated:	Transamerica MLP & Energy Income
	Class I
	April 30, 2019 (unaudited)		October 31, 2018	October 31, 2017	October 31, 2016		October 31, 2015	October 31, 2014
Net asset value, beginning of period/year	$6.89		$7.37	$7.59	$7.95		$11.63	$10.28

Investment operations:
Net investment income (loss) (A)	0.14		0.07	0.16	0.26	(B)	0.31	0.29
Net realized and unrealized gain (loss)	0.21		(0.17)	0.05	(0.34	)(C)	(3.61)	1.41
Total investment operations	0.35		(0.10)	0.21	(0.08)		(3.30)	1.70

Dividends and/or distributions to shareholders:
Net investment income	(0.18)		(0.08)	(0.31)	(0.28)		(0.10)	(0.30)
Net realized gains	—		—	—	—		(0.07)	(0.05)
Return of capital	—		(0.30)	(0.12)	—		(0.21)	—
Total dividends and/or distributions to shareholders	(0.18)		(0.38)	(0.43)	(0.28)		(0.38)	(0.35)

Net asset value, end of period/year	$7.06		$6.89	$7.37	$7.59		$7.95	$11.63
Total return	5.30	%(D)	(1.42)%	2.61%	(0.68)%		(28.92)%	16.69%

Ratio and supplemental data:
Net assets end of period/year (000’s)	$17,220		$21,257	$48,023	$39,716		$63,695	$112,833
Expenses to average net assets
Excluding waiver and/or reimbursement and recapture	1.32	%(E)	1.30%	1.29%	1.26%		1.23%	1.27%
Including waiver and/or reimbursement and recapture	1.32	%(E)	1.30%	1.29%	1.25	%(B)	1.23%	1.27%
Net investment income (loss) to average net assets	4.08	%(E)	1.02%	2.05%	3.79	%(B)	3.08%	2.52%
Portfolio turnover rate	6	%(D)	33%	41%	79%		67%	46%

(A)	Calculated based on average number of shares outstanding.
(B)	Please reference the Custody Out-of-Pocket Expense section of the Notes to Financial Statements for more information regarding the reimbursement of custody fees. The amount of the reimbursement on a per share basis was immaterial to the class. The Expenses to average net assets including waiver and/or reimbursement and recapture ratio, and Net investment income (loss) to average net assets ratio would have been 0.00% higher and 0.00% lower, respectively, had the custodian not reimbursed the Fund.
(C)	The amount of net realized and unrealized gain/(loss) per share does not correspond with the amounts reported within the Statements of Changes due to the timing of purchases and redemptions of Fund shares and fluctuating market values during the period.
(D)	Not annualized.
(E)	Annualized.

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2019

FINANCIAL HIGHLIGHTS (continued)

For a share outstanding during the period and years indicated:	Transamerica MLP & Energy Income
	Class I2
	April 30, 2019 (unaudited)		October 31, 2018	October 31, 2017	October 31, 2016		October 31, 2015	October 31, 2014
Net asset value, beginning of period/year	$6.89		$7.38	$7.60	$7.95		$11.63	$10.28

Investment operations:
Net investment income (loss) (A)	0.14		0.07	0.17	0.25	(B)	0.33	0.31
Net realized and unrealized gain (loss)	0.22		(0.17)	0.05	(0.31	)(C)	(3.62)	1.40
Total investment operations	0.36		(0.10)	0.22	(0.06)		(3.29)	1.71

Dividends and/or distributions to shareholders:
Net investment income	(0.19)		(0.08)	(0.32)	(0.29)		(0.10)	(0.31)
Net realized gains	—		—	—	—		(0.07)	(0.05)
Return of capital	—		(0.31)	(0.12)	—		(0.22)	—
Total dividends and/or distributions to shareholders	(0.19)		(0.39)	(0.44)	(0.29)		(0.39)	(0.36)

Net asset value, end of period/year	$7.06		$6.89	$7.38	$7.60		$7.95	$11.63
Total return	5.36	%(D)	(1.44)%	2.70%	(0.45)%		(28.84)%	16.79%

Ratio and supplemental data:
Net assets end of period/year (000’s)	$242,374		$258,764	$209,277	$268,516		$346,050	$463,787
Expenses to average net assets
Excluding waiver and/or reimbursement and recapture	1.22	%(E)	1.20%	1.19%	1.16%		1.14%	1.17%
Including waiver and/or reimbursement and recapture	1.22	%(E)	1.20%	1.19%	1.15	%(B)	1.14%	1.17%
Net investment income (loss) to average net assets	4.21	%(E)	0.95%	2.18%	3.69	%(B)	3.26%	2.73%
Portfolio turnover rate	6	%(D)	33%	41%	79%		67%	46%

(A)	Calculated based on average number of shares outstanding.
(B)	Please reference the Custody Out-of-Pocket Expense section of the Notes to Financial Statements for more information regarding the reimbursement of custody fees. The amount of the reimbursement on a per share basis was immaterial to the class. The Expenses to average net assets including waiver and/or reimbursement and recapture ratio, and Net investment income (loss) to average net assets ratio would have been 0.00% higher and 0.00% lower, respectively, had the custodian not reimbursed the Fund.
(C)	The amount of net realized and unrealized gain/(loss) per share does not correspond with the amounts reported within the Statements of Changes due to the timing of purchases and redemptions of Fund shares and fluctuating market values during the period.
(D)	Not annualized.
(E)	Annualized.

For a share outstanding during the period and years indicated:	Transamerica Multi-Cap Growth
	Class A
	April 30, 2019 (unaudited)		October 31, 2018	October 31, 2017	October 31, 2016		October 31, 2015	October 31, 2014
Net asset value, beginning of period/year	$7.26		$7.08	$7.20	$8.99		$11.29	$10.73

Investment operations:
Net investment income (loss) (A)	(0.01)		(0.02)	(0.01)	(0.03	)(B)	(0.09)	(0.04)
Net realized and unrealized gain (loss)	0.66		0.56	1.34	(0.93)		(0.99)	1.05
Total investment operations	0.65		0.54	1.33	(0.96)		(1.08)	1.01

Dividends and/or distributions to shareholders:
Net investment income	—		—	—	(0.00	)(C)	—	—
Net realized gains	(0.43)		(0.36)	(1.45)	(0.83)		(1.22)	(0.45)
Total dividends and/or distributions to shareholders	(0.43)		(0.36)	(1.45)	(0.83)		(1.22)	(0.45)

Net asset value, end of period/year	$7.48		$7.26	$7.08	$7.20		$8.99	$11.29
Total return (D)	10.28	%(E)	7.67%	21.44%	(12.04)%		(10.56)%	9.57%

Ratio and supplemental data:
Net assets end of period/year (000’s)	$57,588		$54,794	$50,449	$46,433		$71,255	$104,933
Expenses to average net assets
Excluding waiver and/or reimbursement and recapture	1.51	%(F)	1.45%	1.48%	1.44%		1.35%	1.37%
Including waiver and/or reimbursement and recapture	1.25	%(F)	1.25%	1.25%	1.32	%(B)	1.35%	1.37%
Net investment income (loss) to average net assets	(0.27	)%(F)	(0.25)%	(0.14)%	(0.38	)%(B)	(0.94)%	(0.39)%
Portfolio turnover rate	12	%(E)	32%	16%	101%		27%	53%

(A)	Calculated based on average number of shares outstanding.
(B)	Please reference the Custody Out-of-Pocket Expense section of the Notes to Financial Statements for more information regarding the reimbursement of custody fees. The amount of the reimbursement on a per share basis was immaterial to the class. The Expenses to average net assets including waiver and/or reimbursement and recapture ratio, and Net investment income (loss) to average net assets ratio would have been 0.03% higher and 0.03% lower, respectively, had the custodian not reimbursed the Fund.
(C)	Rounds to less than $0.01 or $(0.01).
(D)	Total return has been calculated without deduction of the initial sales charge and contingent deferred sales charge.
(E)	Not annualized.
(F)	Annualized.

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2019

FINANCIAL HIGHLIGHTS (continued)

For a share outstanding during the period and years indicated:	Transamerica Multi-Cap Growth
	Class B
	April 30, 2019 (unaudited)		October 31, 2018	October 31, 2017	October 31, 2016		October 31, 2015	October 31, 2014
Net asset value, beginning of period/year	$5.47		$5.46	$5.90	$7.57		$9.78	$9.43

Investment operations:
Net investment income (loss) (A)	(0.03)		(0.05)	(0.05)	(0.08	)(B)	(0.16)	(0.12)
Net realized and unrealized gain (loss)	0.48		0.42	1.06	(0.76)		(0.83)	0.92
Total investment operations	0.45		0.37	1.01	(0.84)		(0.99)	0.80

Dividends and/or distributions to shareholders:
Net investment income	—		—	—	(0.00	)(C)	—	—
Net realized gains	(0.43)		(0.36)	(1.45)	(0.83)		(1.22)	(0.45)
Total dividends and/or distributions to shareholders	(0.43)		(0.36)	(1.45)	(0.83)		(1.22)	(0.45)

Net asset value, end of period/year	$5.49		$5.47	$5.46	$5.90		$7.57	$9.78
Total return (D)	9.96	%(E)	6.77%	20.55%	(12.78)%		(11.37)%	8.63%

Ratio and supplemental data:
Net assets end of period/year (000’s)	$294		$374	$657	$1,141		$2,257	$4,079
Expenses to average net assets
Excluding waiver and/or reimbursement and recapture	3.75	%(F)	3.07%	2.78%	2.52%		2.30%	2.23%
Including waiver and/or reimbursement and recapture	2.00	%(F)	2.00%	2.00%	2.14	%(B)	2.30%	2.23%
Net investment income (loss) to average net assets	(1.01	)%(F)	(0.99)%	(0.88)%	(1.22	)%(B)	(1.90)%	(1.27)%
Portfolio turnover rate	12	%(E)	32%	16%	101%		27%	53%

(A)	Calculated based on average number of shares outstanding.
(B)	Please reference the Custody Out-of-Pocket Expense section of the Notes to Financial Statements for more information regarding the reimbursement of custody fees. The amount of the reimbursement on a per share basis was immaterial to the class. The Expenses to average net assets including waiver and/or reimbursement and recapture ratio, and Net investment income (loss) to average net assets ratio would have been 0.02% higher and 0.02% lower, respectively, had the custodian not reimbursed the Fund.
(C)	Rounds to less than $0.01 or $(0.01).
(D)	Total return has been calculated without deduction of the contingent deferred sales charge.
(E)	Not annualized.
(F)	Annualized.

For a share outstanding during the period and years indicated:	Transamerica Multi-Cap Growth
	Class C
	April 30, 2019 (unaudited)		October 31, 2018	October 31, 2017	October 31, 2016		October 31, 2015	October 31, 2014
Net asset value, beginning of period/year	$5.55		$5.54	$5.97	$7.64		$9.85	$9.48

Investment operations:
Net investment income (loss) (A)	(0.03)		(0.05)	(0.05)	(0.07	)(B)	(0.15)	(0.11)
Net realized and unrealized gain (loss)	0.49		0.42	1.07	(0.77)		(0.84)	0.93
Total investment operations	0.46		0.37	1.02	(0.84)		(0.99)	0.82

Dividends and/or distributions to shareholders:
Net realized gains	(0.43)		(0.36)	(1.45)	(0.83)		(1.22)	(0.45)

Net asset value, end of period/year	$5.58		$5.55	$5.54	$5.97		$7.64	$9.85
Total return (C)	10.01	%(D)	6.67%	20.54%	(12.64)%		(11.27)%	8.80%

Ratio and supplemental data:
Net assets end of period/year (000’s)	$3,068		$2,959	$7,943	$7,695		$10,378	$13,296
Expenses to average net assets
Excluding waiver and/or reimbursement and recapture	2.47	%(E)	2.16%	2.16%	2.19%		2.15%	2.14%
Including waiver and/or reimbursement and recapture	2.00	%(E)	2.00%	2.00%	2.07	%(B)	2.15%	2.14%
Net investment income (loss) to average net assets	(1.02	)%(E)	(0.96)%	(0.89)%	(1.14	)%(B)	(1.74)%	(1.16)%
Portfolio turnover rate	12	%(D)	32%	16%	101%		27%	53%

(A)	Calculated based on average number of shares outstanding.
(B)	Please reference the Custody Out-of-Pocket Expense section of the Notes to Financial Statements for more information regarding the reimbursement of custody fees. The amount of the reimbursement on a per share basis was immaterial to the class. The Expenses to average net assets including waiver and/or reimbursement and recapture ratio, and Net investment income (loss) to average net assets ratio would have been 0.03% higher and 0.03% lower, respectively, had the custodian not reimbursed the Fund.
(C)	Total return has been calculated without deduction of the contingent deferred sales charge.
(D)	Not annualized.
(E)	Annualized.

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2019

FINANCIAL HIGHLIGHTS (continued)

For a share outstanding during the period and years indicated:	Transamerica Multi-Cap Growth
Class I
April 30, 2019 (unaudited)	October 31, 2018	October 31, 2017	October 31, 2016	October 31, 2015	October 31, 2014
Net asset value, beginning of period/year	$8.09	$7.83	$7.81	$9.65	$11.98	$11.32

Investment operations:
Net investment income (loss) (A)	0.00	(B)	0.01	0.01	(0.00	)(B)(C)	(0.06)	0.00	(B)
Net realized and unrealized gain (loss)	0.74	0.62	1.47	(1.01)	(1.05)	1.11
Total investment operations	0.74	0.63	1.48	(1.01)	(1.11)	1.11

Dividends and/or distributions to shareholders:
Net investment income	(0.00	)(B)	(0.01)	(0.01)	(0.00	)(B)	—	—
Net realized gains	(0.43)	(0.36)	(1.45)	(0.83)	(1.22)	(0.45)
Total dividends and/or distributions to shareholders	(0.43)	(0.37)	(1.46)	(0.83)	(1.22)	(0.45)

Net asset value, end of period/year	$8.40	$8.09	$7.83	$7.81	$9.65	$11.98
Total return	10.41	%(D)	8.05%	21.71%	(11.71)%	(10.17)%	9.97%

Ratio and supplemental data:
Net assets end of period/year (000’s)	$45,156	$56,246	$59,218	$38,914	$51,011	$65,747
Expenses to average net assets
Excluding waiver and/or reimbursement and recapture	0.98	%(E)	0.92%	0.94%	0.99%	1.00%	0.99%
Including waiver and/or reimbursement and recapture	0.98	%(E)	0.92%	0.94%	0.96	%(C)	1.00%	0.99%
Net investment income (loss) to average net assets	0.02	%(E)	0.08%	0.17%	(0.03	)%(C)	(0.58)%	(0.02)%
Portfolio turnover rate	12	%(D)	32%	16%	101%	27%	53%

(A)	Calculated based on average number of shares outstanding.
(B)	Rounds to less than $0.01 or $(0.01).
(C)	Please reference the Custody Out-of-Pocket Expense section of the Notes to Financial Statements for more information regarding the reimbursement of custody fees. The amount of the reimbursement on a per share basis was immaterial to the class. The Expenses to average net assets including waiver and/or reimbursement and recapture ratio, and Net investment income (loss) to average net assets ratio would have been 0.03% higher and 0.03% lower, respectively, had the custodian not reimbursed the Fund.
(D)	Not annualized.
(E)	Annualized.

For a share outstanding during the period and years indicated:	Transamerica Multi-Cap Growth
	Class I2
	April 30, 2019 (unaudited)		October 31, 2018	October 31, 2017	October 31, 2016		October 31, 2015	October 31, 2014
Net asset value, beginning of period/year	$8.23		$7.96	$7.92	$9.76		$12.10	$11.41

Investment operations:
Net investment income (loss) (A)	0.01		0.02	0.03	0.01	(B)	(0.05)	0.02
Net realized and unrealized gain (loss)	0.76		0.63	1.48	(1.02)		(1.06)	1.12
Total investment operations	0.77		0.65	1.51	(1.01)		(1.11)	1.14

Dividends and/or distributions to shareholders:
Net investment income	(0.02)		(0.02)	(0.02)	—		(0.01)	—
Net realized gains	(0.43)		(0.36)	(1.45)	(0.83)		(1.22)	(0.45)
Total dividends and/or distributions to shareholders	(0.45)		(0.38)	(1.47)	(0.83)		(1.23)	(0.45)

Net asset value, end of period/year	$8.55		$8.23	$7.96	$7.92		$9.76	$12.10
Total return	10.60	%(C)	8.20%	21.90%	(11.56)%		(10.05)%	10.16%

Ratio and supplemental data:
Net assets end of period/year (000’s)	$166,661		$169,131	$139,215	$164,552		$312,108	$593,507
Expenses to average net assets
Excluding waiver and/or reimbursement and recapture	0.81	%(D)	0.77%	0.78%	0.81%		0.83%	0.83%
Including waiver and/or reimbursement and recapture	0.81	%(D)	0.77%	0.78%	0.78	%(B)	0.83%	0.83%
Net investment income (loss) to average net assets	0.18	%(D)	0.24%	0.33%	0.15	%(B)	(0.43)%	0.14%
Portfolio turnover rate	12	%(C)	32%	16%	101%		27%	53%

(A)	Calculated based on average number of shares outstanding.
(B)	Please reference the Custody Out-of-Pocket Expense section of the Notes to Financial Statements for more information regarding the reimbursement of custody fees. The amount of the reimbursement on a per share basis was immaterial to the class. The Expenses to average net assets including waiver and/or reimbursement and recapture ratio, and Net investment income (loss) to average net assets ratio would have been 0.03% higher and 0.03% lower, respectively, had the custodian not reimbursed the Fund.
(C)	Not annualized.
(D)	Annualized.

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2019

FINANCIAL HIGHLIGHTS (continued)

For a share outstanding during the period and years indicated:	Transamerica Multi-Managed Balanced
	Class A
	April 30, 2019 (unaudited)		October 31, 2018	October 31, 2017	October 31, 2016		October 31, 2015	October 31, 2014
Net asset value, beginning of period/year	$27.54		$27.90	$24.88	$24.86		$25.61	$24.23

Investment operations:
Net investment income (loss) (A)	0.19		0.34	0.28	0.25	(B)	0.24	0.24
Net realized and unrealized gain (loss)	1.82		0.24	3.15	0.61		0.41	2.57
Total investment operations	2.01		0.58	3.43	0.86		0.65	2.81

Dividends and/or distributions to shareholders:
Net investment income	(0.19)		(0.35)	(0.32)	(0.26)		(0.25)	(0.31)
Net realized gains	(1.66)		(0.59)	(0.09)	(0.58)		(1.15)	(1.12)
Total dividends and/or distributions to shareholders	(1.85)		(0.94)	(0.41)	(0.84)		(1.40)	(1.43)

Net asset value, end of period/year	$27.70		$27.54	$27.90	$24.88		$24.86	$25.61
Total return (C)	8.06	%(D)	2.05%	13.89%	3.57%		2.58%	12.11%

Ratio and supplemental data:
Net assets end of period/year (000’s)	$550,461		$532,861	$573,224	$406,606		$210,457	$174,817
Expenses to average net assets
Excluding waiver and/or reimbursement and recapture	1.04	%(E)	1.03%	1.03%	1.10%		1.14%	1.23	%(F)
Including waiver and/or reimbursement and recapture	1.04	%(E)	1.03%	1.03%	1.08	%(B)	1.14%	1.23	%(F)
Net investment income (loss) to average net assets	1.42	%(E)	1.22%	1.07%	1.04	%(B)	0.97%	1.00%
Portfolio turnover rate	52	%(D)	48%	39%	35%		39%	102%

(A)	Calculated based on average number of shares outstanding.
(B)	Please reference the Custody Out-of-Pocket Expense section of the Notes to Financial Statements for more information regarding the reimbursement of custody fees. The amount of the reimbursement on a per share basis was immaterial to the class. The Expenses to average net assets including waiver and/or reimbursement and recapture ratio, and Net investment income (loss) to average net assets ratio would have been 0.01% higher and 0.01% lower, respectively, had the custodian not reimbursed the Fund.
(C)	Total return has been calculated without deduction of the initial sales charge and contingent deferred sales charge.
(D)	Not annualized.
(E)	Annualized.
(F)	Does not include expenses of the investment companies and/or ETFs in which the Fund invests.

For a share outstanding during the period and years indicated:	Transamerica Multi-Managed Balanced
	Class B
	April 30, 2019 (unaudited)		October 31, 2018	October 31, 2017		October 31, 2016		October 31, 2015	October 31, 2014
Net asset value, beginning of period/year	$27.38		$27.72	$24.72		$24.70		$25.45	$24.09

Investment operations:
Net investment income (loss) (A)	0.04		0.03	(0.00	)(B)	0.01	(C)	0.01	0.02
Net realized and unrealized gain (loss)	1.81		0.23	3.12		0.59		0.40	2.55
Total investment operations	1.85		0.26	3.12		0.60		0.41	2.57

Dividends and/or distributions to shareholders:
Net investment income	(0.03)		(0.01)	(0.03)		(0.00	)(B)	(0.01)	(0.09)
Net realized gains	(1.66)		(0.59)	(0.09)		(0.58)		(1.15)	(1.12)
Total dividends and/or distributions to shareholders	(1.69)		(0.60)	(0.12)		(0.58)		(1.16)	(1.21)

Net asset value, end of period/year	$27.54		$27.38	$27.72		$24.72		$24.70	$25.45
Total return (D)	7.49	%(E)	0.87%	12.63%		2.52%		1.62%	11.07%

Ratio and supplemental data:
Net assets end of period/year (000’s)	$749		$942	$2,242		$3,470		$5,344	$6,579
Expenses to average net assets
Excluding waiver and/or reimbursement and recapture	2.76	%(F)	2.39%	2.14%		2.12%		2.08%	2.15	%(G)
Including waiver and/or reimbursement and recapture	2.15	%(F)	2.15%	2.14%		2.11	%(C)	2.08%	2.15	%(G)
Net investment income (loss) to average net assets	0.33	%(F)	0.11%	(0.01)%		0.06	%(C)	0.05%	0.10%
Portfolio turnover rate	52	%(E)	48%	39%		35%		39%	102%

(A)	Calculated based on average number of shares outstanding.
(B)	Rounds to less than $0.01 or $(0.01).
(C)	Please reference the Custody Out-of-Pocket Expense section of the Notes to Financial Statements for more information regarding the reimbursement of custody fees. The amount of the reimbursement on a per share basis was immaterial to the class. The Expenses to average net assets including waiver and/or reimbursement and recapture ratio, and Net investment income (loss) to average net assets ratio would have been 0.01% higher and 0.01% lower, respectively, had the custodian not reimbursed the Fund.
(D)	Total return has been calculated without deduction of the contingent deferred sales charge.
(E)	Not annualized.
(F)	Annualized.
(G)	Does not include expenses of the investment companies and/or ETFs in which the Fund invests.

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2019

FINANCIAL HIGHLIGHTS (continued)

For a share outstanding during the period and years indicated:	Transamerica Multi-Managed Balanced
	Class C
	April 30, 2019 (unaudited)		October 31, 2018	October 31, 2017	October 31, 2016		October 31, 2015	October 31, 2014
Net asset value, beginning of period/year	$27.04		$27.41	$24.45	$24.44		$25.21	$23.88

Investment operations:
Net investment income (loss) (A)	0.08		0.13	0.08	0.08	(B)	0.07	0.08
Net realized and unrealized gain (loss)	1.80		0.22	3.09	0.59		0.40	2.53
Total investment operations	1.88		0.35	3.17	0.67		0.47	2.61

Dividends and/or distributions to shareholders:
Net investment income	(0.09)		(0.13)	(0.12)	(0.08)		(0.09)	(0.16)
Net realized gains	(1.66)		(0.59)	(0.09)	(0.58)		(1.15)	(1.12)
Total dividends and/or distributions to shareholders	(1.75)		(0.72)	(0.21)	(0.66)		(1.24)	(1.28)

Net asset value, end of period/year	$27.17		$27.04	$27.41	$24.45		$24.44	$25.21
Total return (C)	7.68	%(D)	1.25%	13.02%	2.84%		1.87%	11.38%

Ratio and supplemental data:
Net assets end of period/year (000’s)	$193,492		$184,727	$222,884	$208,410		$184,907	$132,473
Expenses to average net assets
Excluding waiver and/or reimbursement and recapture	1.81	%(E)	1.79%	1.79%	1.83%		1.84%	1.90	%(F)
Including waiver and/or reimbursement and recapture	1.81	%(E)	1.79%	1.79%	1.82	%(B)	1.84%	1.90	%(F)
Net investment income (loss) to average net assets	0.65	%(E)	0.47%	0.32%	0.33	%(B)	0.27%	0.32%
Portfolio turnover rate	52	%(D)	48%	39%	35%		39%	102%

(A)	Calculated based on average number of shares outstanding.
(B)	Please reference the Custody Out-of-Pocket Expense section of the Notes to Financial Statements for more information regarding the reimbursement of custody fees. The amount of the reimbursement on a per share basis was immaterial to the class. The Expenses to average net assets including waiver and/or reimbursement and recapture ratio, and Net investment income (loss) to average net assets ratio would have been 0.01% higher and 0.01% lower, respectively, had the custodian not reimbursed the Fund.
(C)	Total return has been calculated without deduction of the contingent deferred sales charge.
(D)	Not annualized.
(E)	Annualized.
(F)	Does not include expenses of the investment companies and/or ETFs in which the Fund invests.

For a share outstanding during the period and years indicated:	Transamerica Multi-Managed Balanced
	Class I
	April 30, 2019 (unaudited)		October 31, 2018	October 31, 2017	October 31, 2016		October 31, 2015	October 31, 2014
Net asset value, beginning of period/year	$27.67		$28.03	$24.99	$24.96		$25.70	$24.31

Investment operations:
Net investment income (loss) (A)	0.22		0.41	0.34	0.32	(B)	0.31	0.33
Net realized and unrealized gain (loss)	1.83		0.23	3.16	0.60		0.42	2.57
Total investment operations	2.05		0.64	3.50	0.92		0.73	2.90

Dividends and/or distributions to shareholders:
Net investment income	(0.22)		(0.41)	(0.37)	(0.31)		(0.32)	(0.39)
Net realized gains	(1.66)		(0.59)	(0.09)	(0.58)		(1.15)	(1.12)
Total dividends and/or distributions to shareholders	(1.88)		(1.00)	(0.46)	(0.89)		(1.47)	(1.51)

Net asset value, end of period/year	$27.84		$27.67	$28.03	$24.99		$24.96	$25.70
Total return	8.18	%(C)	2.26%	14.13%	3.83%		2.90%	12.46%

Ratio and supplemental data:
Net assets end of period/year (000’s)	$231,557		$232,308	$266,637	$208,512		$199,378	$176,667
Expenses to average net assets
Excluding waiver and/or reimbursement and recapture	0.83	%(D)	0.82%	0.82%	0.84%		0.86%	0.92	%(E)
Including waiver and/or reimbursement and recapture	0.83	%(D)	0.82%	0.82%	0.84	%(B)	0.86%	0.92	%(E)
Net investment income (loss) to average net assets	1.64	%(D)	1.44%	1.28%	1.32	%(B)	1.26%	1.32%
Portfolio turnover rate	52	%(C)	48%	39%	35%		39%	102%

(A)	Calculated based on average number of shares outstanding.
(B)	Please reference the Custody Out-of-Pocket Expense section of the Notes to Financial Statements for more information regarding the reimbursement of custody fees. The amount of the reimbursement on a per share basis was immaterial to the class. The Expenses to average net assets including waiver and/or reimbursement and recapture ratio, and Net investment income (loss) to average net assets ratio would have been 0.01% higher and 0.01% lower, respectively, had the custodian not reimbursed the Fund.
(C)	Not annualized.
(D)	Annualized.
(E)	Does not include expenses of the investment companies and/or ETFs in which the Fund invests.

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2019

FINANCIAL HIGHLIGHTS (continued)

For a share outstanding during the periods and years indicated:	Transamerica Multi-Managed Balanced
	Class R6
	April 30, 2019 (unaudited)		October 31, 2018	October 31, 2017	October 31, 2016		October 31, 2015 (A)
Net asset value, beginning of period/year	$27.67		$28.03	$24.99	$24.95		$25.40

Investment operations:
Net investment income (loss) (B)	0.23		0.44	0.37	0.25	(C)	0.13
Net realized and unrealized gain (loss)	1.84		0.23	3.16	0.71		(0.40	)(D)
Total investment operations	2.07		0.67	3.53	0.96		(0.27)

Dividends and/or distributions to shareholders:
Net investment income	(0.23)		(0.44)	(0.40)	(0.34)		(0.18)
Net realized gains	(1.66)		(0.59)	(0.09)	(0.58)		—
Total dividends and/or distributions to shareholders	(1.89)		(1.03)	(0.49)	(0.92)		(0.18)

Net asset value, end of period/year	$27.85		$27.67	$28.03	$24.99		$24.95
Total return	8.28	%(E)	2.37%	14.25%	3.99%		(1.07	)%(E)

Ratio and supplemental data:
Net assets end of period/year (000’s)	$8,306		$7,149	$9,749	$6,316		$49
Expenses to average net assets
Excluding waiver and/or reimbursement and recapture	0.72	%(F)	0.71%	0.71%	0.73%		0.75	%(F)
Including waiver and/or reimbursement and recapture	0.72	%(F)	0.71%	0.71%	0.73	%(C)	0.75	%(F)
Net investment income (loss) to average net assets	1.74	%(F)	1.54%	1.39%	1.02	%(C)	1.19	%(F)
Portfolio turnover rate	52	%(E)	48%	39%	35%		39%

(A)	Commenced operations on May 29, 2015.
(B)	Calculated based on average number of shares outstanding.
(C)	Please reference the Custody Out-of-Pocket Expense section of the Notes to Financial Statements for more information regarding the reimbursement of custody fees. The amount of the reimbursement on a per share basis was immaterial to the class. The Expenses to average net assets including waiver and/or reimbursement and recapture ratio, and Net investment income (loss) to average net assets ratio would have been 0.00% higher and 0.00% lower, respectively, had the custodian not reimbursed the Fund.
(D)	The amount of net realized and unrealized gain/(loss) per share does not correspond with the amounts reported within the Statements of Changes due to the timing of purchases and redemptions of Fund shares and fluctuating market values during the period.
(E)	Not annualized.
(F)	Annualized.

For a share outstanding during the period and years indicated:	Transamerica Short-Term Bond
Class A
April 30, 2019 (unaudited)	October 31, 2018	October 31, 2017	October 31, 2016	October 31, 2015	October 31, 2014
Net asset value, beginning of period/year	$10.05	$10.22	$10.23	$10.19	$10.37	$10.45

Investment operations:
Net investment income (loss) (A)	0.13	0.22	0.19	0.20	(B)	0.20	0.21
Net realized and unrealized gain (loss)	0.11	(0.17)	0.01	0.06	(0.15)	0.00	(C)
Total investment operations	0.24	0.05	0.20	0.26	0.05	0.21

Dividends and/or distributions to shareholders:
Net investment income	(0.13)	(0.22)	(0.21)	(0.20)	(0.21)	(0.23)
Net realized gains	—	—	—	—	(0.02)	(0.06)
Return of capital	—	—	—	(0.02)	—	—
Total dividends and/or distributions to shareholders	(0.13)	(0.22)	(0.21)	(0.22)	(0.23)	(0.29)

Net asset value, end of period/year	$10.16	$10.05	$10.22	$10.23	$10.19	$10.37
Total return (D)	2.42	%(E)	0.53%	1.90%	2.60%	0.53%	1.97%

Ratio and supplemental data:
Net assets end of period/year (000’s)	$628,891	$732,815	$940,515	$934,615	$976,715	$1,012,764
Expenses to average net assets
Excluding waiver and/or reimbursement and recapture	0.86	%(F)	0.85%	0.84%	0.85%	0.84%	0.86%
Including waiver and/or reimbursement and recapture	0.86	%(F)	0.85%	0.84%	0.84	%(B)	0.84%	0.84%
Net investment income (loss) to average net assets	2.60	%(F)	2.16%	1.84%	1.95	%(B)	1.94%	2.05%
Portfolio turnover rate	33	%(E)	60%	52%	45%	66%	52%

(A)	Calculated based on average number of shares outstanding.
(B)	Please reference the Custody Out-of-Pocket Expense section of the Notes to Financial Statements for more information regarding the reimbursement of custody fees. The amount of the reimbursement on a per share basis was immaterial to the class. The Expenses to average net assets including waiver and/or reimbursement and recapture ratio, and Net investment income (loss) to average net assets ratio would have been 0.01% higher and 0.01% lower, respectively, had the custodian not reimbursed the Fund.
(C)	Rounds to less than $0.01 or $(0.01).
(D)	Total return has been calculated without deduction of the initial sales charge and contingent deferred sales charge.
(E)	Not annualized.
(F)	Annualized.

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2019

FINANCIAL HIGHLIGHTS (continued)

For a share outstanding during the period and years indicated:	Transamerica Short-Term Bond
	Class C
	April 30, 2019 (unaudited)		October 31, 2018	October 31, 2017	October 31, 2016		October 31, 2015	October 31, 2014
Net asset value, beginning of period/year	$10.03		$10.20	$10.21	$10.17		$10.35	$10.43

Investment operations:
Net investment income (loss) (A)	0.09		0.14	0.11	0.12	(B)	0.12	0.14
Net realized and unrealized gain (loss)	0.12		(0.16)	0.01	0.06		(0.14)	(0.01)
Total investment operations	0.21		(0.02)	0.12	0.18		(0.02)	0.13

Dividends and/or distributions to shareholders:
Net investment income	(0.09)		(0.15)	(0.13)	(0.12)		(0.14)	(0.15)
Net realized gains	—		—	—	—		(0.02)	(0.06)
Return of capital	—		—	—	(0.02)		—	—
Total dividends and/or distributions to shareholders	(0.09)		(0.15)	(0.13)	(0.14)		(0.16)	(0.21)

Net asset value, end of period/year	$10.15		$10.03	$10.20	$10.21		$10.17	$10.35
Total return (C)	2.12	%(D)	(0.24)%	1.12%	1.82%		(0.23)%	1.20%

Ratio and supplemental data:
Net assets end of period/year (000’s)	$349,948		$393,543	$517,918	$621,425		$721,293	$847,407
Expenses to average net assets
Excluding waiver and/or reimbursement and recapture	1.64	%(E)	1.62%	1.61%	1.61%		1.60%	1.59%
Including waiver and/or reimbursement and recapture	1.64	%(E)	1.62%	1.61%	1.60	%(B)	1.60%	1.59%
Net investment income (loss) to average net assets	1.83	%(E)	1.40%	1.07%	1.18	%(B)	1.19%	1.30%
Portfolio turnover rate	33	%(D)	60%	52%	45%		66%	52%

(A)	Calculated based on average number of shares outstanding.
(B)	Please reference the Custody Out-of-Pocket Expense section of the Notes to Financial Statements for more information regarding the reimbursement of custody fees. The amount of the reimbursement on a per share basis was immaterial to the class. The Expenses to average net assets including waiver and/or reimbursement and recapture ratio, and Net investment income (loss) to average net assets ratio would have been 0.01% higher and 0.01% lower, respectively, had the custodian not reimbursed the Fund.
(C)	Total return has been calculated without deduction of the contingent deferred sales charge.
(D)	Not annualized.
(E)	Annualized.

For a share outstanding during the period and years indicated:	Transamerica Short-Term Bond
	Class I
	April 30, 2019 (unaudited)		October 31, 2018	October 31, 2017	October 31, 2016		October 31, 2015	October 31, 2014
Net asset value, beginning of period/year	$9.88		$10.05	$10.05	$10.01		$10.19	$10.27

Investment operations:
Net investment income (loss) (A)	0.14		0.24	0.20	0.21	(B)	0.22	0.23
Net realized and unrealized gain (loss)	0.11		(0.17)	0.02	0.07		(0.15)	(0.01)
Total investment operations	0.25		0.07	0.22	0.28		0.07	0.22

Dividends and/or distributions to shareholders:
Net investment income	(0.14)		(0.24)	(0.22)	(0.21)		(0.23)	(0.24)
Net realized gains	—		—	—	—		(0.02)	(0.06)
Return of capital	—		—	—	(0.03)		—	—
Total dividends and/or distributions to shareholders	(0.14)		(0.24)	(0.22)	(0.24)		(0.25)	(0.30)

Net asset value, end of period/year	$9.99		$9.88	$10.05	$10.05		$10.01	$10.19
Total return	2.54	%(C)	0.71%	2.21%	2.82%		0.71%	2.18%

Ratio and supplemental data:
Net assets end of period/year (000’s)	$1,567,605		$1,451,634	$1,312,220	$979,858		$822,063	$804,004
Expenses to average net assets
Excluding waiver and/or reimbursement and recapture	0.65	%(D)	0.65%	0.64%	0.64%		0.63%	0.63%
Including waiver and/or reimbursement and recapture	0.65	%(D)	0.65%	0.64%	0.63	%(B)	0.63%	0.63%
Net investment income (loss) to average net assets	2.82	%(D)	2.39%	2.04%	2.15	%(B)	2.15%	2.25%
Portfolio turnover rate	33	%(C)	60%	52%	45%		66%	52%

(A)	Calculated based on average number of shares outstanding.
(B)	Please reference the Custody Out-of-Pocket Expense section of the Notes to Financial Statements for more information regarding the reimbursement of custody fees. The amount of the reimbursement on a per share basis was immaterial to the class. The Expenses to average net assets including waiver and/or reimbursement and recapture ratio, and Net investment income (loss) to average net assets ratio would have been 0.01% higher and 0.01% lower, respectively, had the custodian not reimbursed the Fund.
(C)	Not annualized.
(D)	Annualized.

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2019

FINANCIAL HIGHLIGHTS (continued)

For a share outstanding during the period and years indicated:	Transamerica Short-Term Bond
	Class I2
	April 30, 2019 (unaudited)		October 31, 2018	October 31, 2017	October 31, 2016		October 31, 2015	October 31, 2014
Net asset value, beginning of period/year	$9.87		$10.04	$10.04	$10.01		$10.18	$10.27

Investment operations:
Net investment income (loss) (A)	0.14		0.24	0.22	0.22	(B)	0.23	0.24
Net realized and unrealized gain (loss)	0.11		(0.16)	0.01	0.06		(0.14)	(0.02)
Total investment operations	0.25		0.08	0.23	0.28		0.09	0.22

Dividends and/or distributions to shareholders:
Net investment income	(0.14)		(0.25)	(0.23)	(0.22)		(0.24)	(0.25)
Net realized gains	—		—	—	—		(0.02)	(0.06)
Return of capital	—		—	—	(0.03)		—	—
Total dividends and/or distributions to shareholders	(0.14)		(0.25)	(0.23)	(0.25)		(0.26)	(0.31)

Net asset value, end of period/year	$9.98		$9.87	$10.04	$10.04		$10.01	$10.18
Total return	2.60	%(C)	0.81%	2.31%	2.81%		0.91%	2.18%

Ratio and supplemental data:
Net assets end of period/year (000’s)	$266,061		$220,648	$427,397	$282,016		$1,223,002	$1,400,475
Expenses to average net assets
Excluding waiver and/or reimbursement and recapture	0.55	%(D)	0.55%	0.54%	0.54%		0.53%	0.53%
Including waiver and/or reimbursement and recapture	0.55	%(D)	0.55%	0.54%	0.54	%(B)	0.53%	0.53%
Net investment income (loss) to average net assets	2.93	%(D)	2.45%	2.15%	2.21	%(B)	2.25%	2.37%
Portfolio turnover rate	33	%(C)	60%	52%	45%		66%	52%

(A)	Calculated based on average number of shares outstanding.
(B)	Please reference the Custody Out-of-Pocket Expense section of the Notes to Financial Statements for more information regarding the reimbursement of custody fees. The amount of the reimbursement on a per share basis was immaterial to the class. The Expenses to average net assets including waiver and/or reimbursement and recapture ratio, and Net investment income (loss) to average net assets ratio would have been 0.01% higher and 0.01% lower, respectively, had the custodian not reimbursed the Fund.
(C)	Not annualized.
(D)	Annualized.

For a share outstanding during the periods and years indicated:	Transamerica Short-Term Bond
	Class R6
	April 30, 2019 (unaudited)		October 31, 2018	October 31, 2017	October 31, 2016		October 31, 2015 (A)
Net asset value, beginning of period/year	$9.87		$10.03	$10.04	$10.01		$10.12

Investment operations:
Net investment income (loss) (B)	0.14		0.26	0.21	0.23	(C)	0.09
Net realized and unrealized gain (loss)	0.11		(0.17)	0.01	0.05		(0.10)
Total investment operations	0.25		0.09	0.22	0.28		(0.01)

Dividends and/or distributions to shareholders:
Net investment income	(0.14)		(0.25)	(0.23)	(0.22)		(0.10)
Return of capital	—		—	—	(0.03)		—
Total dividends and/or distributions to shareholders	(0.14)		(0.25)	(0.23)	(0.25)		(0.10)

Net asset value, end of period/year	$9.98		$9.87	$10.03	$10.04		$10.01
Total return	2.60	%(D)	0.92%	2.21%	2.82%		(0.09	)%(D)

Ratio and supplemental data:
Net assets end of period/year (000’s)	$23,963		$26,240	$1,412	$372		$50
Expenses to average net assets
Excluding waiver and/or reimbursement and recapture	0.55	%(E)	0.55%	0.54%	0.54%		0.53	%(E)
Including waiver and/or reimbursement and recapture	0.55	%(E)	0.55%	0.54%	0.52	%(C)	0.53	%(E)
Net investment income (loss) to average net assets	2.92	%(E)	2.65%	2.14%	2.26	%(C)	2.22	%(E)
Portfolio turnover rate	33	%(D)	60%	52%	45%		66%

(A)	Commenced operations on May 29, 2015.
(B)	Calculated based on average number of shares outstanding.
(C)	Please reference the Custody Out-of-Pocket Expense section of the Notes to Financial Statements for more information regarding the reimbursement of custody fees. The amount of the reimbursement on a per share basis was immaterial to the class. The Expenses to average net assets including waiver and/or reimbursement and recapture ratio, and Net investment income (loss) to average net assets ratio would have been 0.02% higher and 0.02% lower, respectively, had the custodian not reimbursed the Fund.
(D)	Not annualized.
(E)	Annualized.

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2019

FINANCIAL HIGHLIGHTS (continued)

For a share outstanding during the periods and year indicated:	Transamerica Small Cap Core
	Class A
	April 30, 2019 (unaudited)		October 31, 2018		October 31, 2017 (A)
Net asset value, beginning of period/year	$11.48		$11.72		$11.36

Investment operations:
Net investment income (loss) (B)	0.03		0.04		0.02
Net realized and unrealized gain (loss)	(0.28)		0.24		0.34
Total investment operations	(0.25)		0.28		0.36

Dividends and/or distributions to shareholders:
Net investment income	(0.06)		(0.15)		—
Net realized gains	(0.93)		(0.37)		—
Total dividends and/or distributions to shareholders	(0.99)		(0.52)		—

Net asset value, end of period/year	$10.24		$11.48		$11.72
Total return (C)	(0.94	)%(D)	2.24%		3.17	%(D)

Ratio and supplemental data:
Net assets end of period/year (000’s)	$3,185		$3,356		$3,490
Expenses to average net assets
Excluding waiver and/or reimbursement and recapture	1.39	%(E)	1.32%		1.35	%(E)
Including waiver and/or reimbursement and recapture	1.23	%(E)	1.20	%(F)	1.30	%(E)
Net investment income (loss) to average net assets	0.66	%(E)	0.34%		0.22	%(E)
Portfolio turnover rate	45	%(D)	86%		53	%(D)

(A)	Commenced operations on March 10, 2017.
(B)	Calculated based on average number of shares outstanding.
(C)	Total return has been calculated without deduction of the initial sales charge and contingent deferred sales charge.
(D)	Not annualized.
(E)	Annualized.
(F)	TAM has voluntarily agreed to waive a portion of its management fee.

For a share outstanding during the periods and year indicated:	Transamerica Small Cap Core
	Class C
	April 30, 2019 (unaudited)		October 31, 2018		October 31, 2017 (A)
Net asset value, beginning of period/year	$11.30		$11.54		$11.24

Investment operations:
Net investment income (loss) (B)	(0.00	)(C)	(0.05)		(0.04)
Net realized and unrealized gain (loss)	(0.28)		0.24		0.34
Total investment operations	(0.28)		0.19		0.30

Dividends and/or distributions to shareholders:
Net investment income	—		(0.06)		—
Net realized gains	(0.93)		(0.37)		—
Total dividends and/or distributions to shareholders	(0.93)		(0.43)		—

Net asset value, end of period/year	$10.09		$11.30		$11.54
Total return (D)	(1.37	)%(E)	1.58%		2.67	%(E)

Ratio and supplemental data:
Net assets end of period/year (000’s)	$631		$668		$638
Expenses to average net assets
Excluding waiver and/or reimbursement and recapture	2.13	%(F)	2.06%		2.07	%(F)
Including waiver and/or reimbursement and recapture	1.98	%(F)	1.95	%(G)	2.05	%(F)
Net investment income (loss) to average net assets	(0.09	)%(F)	(0.40)%		(0.49	)%(F)
Portfolio turnover rate	45	%(E)	86%		53	%(E)

(A)	Commenced operations on March 10, 2017.
(B)	Calculated based on average number of shares outstanding.
(C)	Rounds to less than $0.01 or $(0.01).
(D)	Total return has been calculated without deduction of the contingent deferred sales charge.
(E)	Not annualized.
(F)	Annualized.
(G)	TAM has voluntarily agreed to waive a portion of its management fee.

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2019

FINANCIAL HIGHLIGHTS (continued)

For a share outstanding during the periods and year indicated:	Transamerica Small Cap Core
	Class I
	April 30, 2019 (unaudited)		October 31, 2018		October 31, 2017 (A)
Net asset value, beginning of period/year	$11.53		$11.78		$11.40

Investment operations:
Net investment income (loss) (B)	0.05		0.07		0.04
Net realized and unrealized gain (loss)	(0.28)		0.23		0.34
Total investment operations	(0.23)		0.30		0.38

Dividends and/or distributions to shareholders:
Net investment income	(0.09)		(0.18)		—
Net realized gains	(0.93)		(0.37)		—
Total dividends and/or distributions to shareholders	(1.02)		(0.55)		—

Net asset value, end of period/year	$10.28		$11.53		$11.78
Total return	(0.72	)%(C)	2.38%		3.33	%(C)

Ratio and supplemental data:
Net assets end of period/year (000’s)	$1,785		$2,047		$1,689
Expenses to average net assets
Excluding waiver and/or reimbursement and recapture	1.06	%(D)	1.02%		0.99	%(D)
Including waiver and/or reimbursement and recapture	0.98	%(D)	0.95	%(E)	1.05	%(D)
Net investment income (loss) to average net assets	0.94	%(D)	0.57%		0.48	%(D)
Portfolio turnover rate	45	%(C)	86%		53	%(C)

(A)	Commenced operations on March 10, 2017.
(B)	Calculated based on average number of shares outstanding.
(C)	Not annualized.
(D)	Annualized.
(E)	TAM has voluntarily agreed to waive a portion of its management fee.

For a share outstanding during the periods and year indicated:	Transamerica Small Cap Core
	Class I2
	April 30, 2019 (unaudited)		October 31, 2018		October 31, 2017 (A)
Net asset value, beginning of period/year	$11.56		$11.79		$11.40

Investment operations:
Net investment income (loss) (B)	0.05		0.09		0.05
Net realized and unrealized gain (loss)	(0.29)		0.24		0.34
Total investment operations	(0.24)		0.33		0.39

Dividends and/or distributions to shareholders:
Net investment income	(0.10)		(0.19)		—
Net realized gains	(0.93)		(0.37)		—
Total dividends and/or distributions to shareholders	(1.03)		(0.56)		—

Net asset value, end of period/year	$10.29		$11.56		$11.79
Total return	(0.80	)%(C)	2.63%		3.42	%(C)

Ratio and supplemental data:
Net assets end of period/year (000’s)	$18,491		$21,106		$29,564
Expenses to average net assets
Excluding waiver and/or reimbursement and recapture	0.96	%(D)	0.92%		0.85	%(D)
Including waiver and/or reimbursement and recapture	0.94	%(D)(E)	0.86	%(E)	0.93	%(D)
Net investment income (loss) to average net assets	0.98	%(D)	0.72%		0.63	%(D)
Portfolio turnover rate	45	%(C)	86%		53	%(C)

(A)	Commenced operations on March 10, 2017.
(B)	Calculated based on average number of shares outstanding.
(C)	Not annualized.
(D)	Annualized.
(E)	TAM has voluntarily agreed to waive a portion of its management fee.

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2019

FINANCIAL HIGHLIGHTS (continued)

For a share outstanding during the periods and year indicated:	Transamerica Small Cap Core
	Class I3
	April 30, 2019 (unaudited)		October 31, 2018		October 31, 2017 (A)
Net asset value, beginning of period/year	$11.67		$11.80		$11.40

Investment operations:
Net investment income (loss) (B)	0.05		0.09		0.05
Net realized and unrealized gain (loss)	(0.29)		0.22		0.35
Total investment operations	(0.24)		0.31		0.40

Dividends and/or distributions to shareholders:
Net investment income	(0.10)		(0.07)		—
Net realized gains	(0.93)		(0.37)		—
Total dividends and/or distributions to shareholders	(1.03)		(0.44)		—

Net asset value, end of period/year	$10.40		$11.67		$11.80
Total return	(0.77	)%(C)	2.57%		3.51	%(C)

Ratio and supplemental data:
Net assets end of period/year (000’s)	$131,204		$137,326		$153,587
Expenses to average net assets
Excluding waiver and/or reimbursement and recapture	0.96	%(D)	0.92%		0.98	%(D)
Including waiver and/or reimbursement and recapture	0.93	%(D)	0.85	%(E)	0.85	%(D)
Net investment income (loss) to average net assets	0.95	%(D)	0.71%		0.70	%(D)
Portfolio turnover rate	45	%(C)	86%		53	%(C)

(A)	Commenced operations on March 10, 2017.
(B)	Calculated based on average number of shares outstanding.
(C)	Not annualized.
(D)	Annualized.
(E)	TAM has voluntarily agreed to waive a portion of its management fee.

For a share outstanding during the periods and year indicated:	Transamerica Small Cap Core
	Class R
	April 30, 2019 (unaudited)		October 31, 2018		October 31, 2017 (A)
Net asset value, beginning of period/year	$11.62		$11.75		$11.40

Investment operations:
Net investment income (loss) (B)	0.03		0.02		0.01
Net realized and unrealized gain (loss)	(0.28)		0.24		0.34
Total investment operations	(0.25)		0.26		0.35

Dividends and/or distributions to shareholders:
Net investment income	(0.04)		(0.02)		—
Net realized gains	(0.93)		(0.37)		—
Total dividends and/or distributions to shareholders	(0.97)		(0.39)		—

Net asset value, end of period/year	$10.40		$11.62		$11.75
Total return	(0.99	)%(C)	2.12%		3.07	%(C)

Ratio and supplemental data:
Net assets end of period/year (000’s)	$38,186		$46,718		$53,017
Expenses to average net assets
Excluding waiver and/or reimbursement and recapture	1.46	%(D)	1.42%		1.48	%(D)
Including waiver and/or reimbursement and recapture	1.43	%(D)(E)	1.35	%(E)	1.48	%(D)
Net investment income (loss) to average net assets	0.51	%(D)	0.20%		0.08	%(D)
Portfolio turnover rate	45	%(C)	86%		53	%(C)

(A)	Commenced operations on March 10, 2017.
(B)	Calculated based on average number of shares outstanding.
(C)	Not annualized.
(D)	Annualized.
(E)	TAM has voluntarily agreed to waive a portion of its management fee.

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2019

FINANCIAL HIGHLIGHTS (continued)

For a share outstanding during the periods and years indicated:	Transamerica Small Cap Core
	Class R4
	April 30, 2019 (unaudited)		October 31, 2018		October 31, 2017 (A) (B) (C)		December 31, 2016		December 31, 2015	December 31, 2014	December 31, 2013
Net asset value, beginning of period/year	$11.64		$11.78		$11.53		$9.45		$10.57	$10.25	$7.73

Investment operations:
Net investment income (loss) (D)	0.04		0.06		0.04		0.08		0.08	0.08	0.04
Net realized and unrealized gain (loss)	(0.27)		0.22		0.22		2.08		(1.11)	0.32	2.52
Total investment operations	(0.23)		0.28		0.26		2.16		(1.03)	0.40	2.56

Dividends and/or distributions to shareholders:
Net investment income	(0.07)		(0.05)		(0.01)		(0.08)		(0.09)	(0.08)	(0.04)
Net realized gains	(0.93)		(0.37)		—		—		—	—	—
Total dividends and/or distributions to shareholders	(1.00)		(0.42)		(0.01)		(0.08)		(0.09)	(0.08)	(0.04)

Net asset value, end of period/year	$10.41		$11.64		$11.78		$11.53		$9.45	$10.57	$10.25
Total return	(0.81	)%(E)	2.27%		2.27	%(E)	23.08%		(9.72)%	3.94%	33.23%

Ratio and supplemental data:
Net assets end of period/year (000’s)	$5,485		$5,648		$8,970		$14,540		$12,719	$27,550	$30,567
Expenses to average net assets
Excluding waiver and/or reimbursement and recapture	1.21	%(F)	1.17%		1.30	%(F)	1.50%		1.32%	1.28%	1.27%
Including waiver and/or reimbursement and recapture	1.10	%(F)	1.10	%(G)	1.11	%(F)(H)	1.07	%(I)	1.10%	1.10%	1.10%
Net investment income (loss) to average net assets	0.77	%(F)	0.50%		0.34	%(F)	0.80%		0.82%	0.78%	0.46%
Portfolio turnover rate	45	%(E)	86%		53	%(E)	122%		132%	148%	195%

(A)	Transamerica Partners Institutional Small Core reorganized into the Fund on March 10, 2017. Prior to March 10, 2017, information provided reflects Transamerica Partners Institutional Small Core, which was the accounting and performance survivor of the reorganization
(B)	Effective March 10, 2017, the Fund underwent a 1.44-for-1 share split. The per share data has been retroactively adjusted to reflect the share split. See the Stock Split section of the Notes to Financial Statements for more information.
(C)	The fiscal year end of the Fund is October 31 while the fiscal year end of the accounting and performance survivor is December 31. Prior to the closing of the applicable Transamerica Partners reorganization as of the close of business on March 10, 2017, the accounting and performance survivor operated as a feeder in a master-feeder structure and invested all of its investable assets in a corresponding Series Portfolio. The Financial Highlights represents activity for the ten months of January 1, 2017 – October 31, 2017.
(D)	Calculated based on average number of shares outstanding.
(E)	Not annualized.
(F)	Annualized.
(G)	TAM has voluntarily agreed to waive a portion of its management fee.
(H)	Includes reorganization expenses incurred outside the Fund’s operating expense limit.
(I)	Includes reimbursement of custody fees at the underlying Series Portfolio level.

For a share outstanding during the period and years indicated:	Transamerica Small Cap Growth
	Class A
	April 30, 2019 (unaudited)		October 31, 2018		October 31, 2017		October 31, 2016		October 31, 2015	October 31, 2014
Net asset value, beginning of period/year	$6.51		$6.89		$12.15		$12.82		$12.87	$12.37

Investment operations:
Net investment income (loss) (A)	(0.02)		(0.04)		(0.06)		(0.10	)(B)	(0.03)	(0.11)
Net realized and unrealized gain (loss)	0.46		0.34		2.42		0.49		1.03	0.61
Total investment operations	0.44		0.30		2.36		0.39		1.00	0.50

Dividends and/or distributions to shareholders:
Net realized gains	(0.64)		(0.68)		(7.62)		(1.06)		(1.05)	—

Net asset value, end of period/year	$6.31		$6.51		$6.89		$12.15		$12.82	$12.87
Total return (C)	9.03	%(D)	4.50%		26.31%		3.42%		8.27%	4.04%

Ratio and supplemental data:
Net assets end of period/year (000’s)	$16,605		$18,537		$15,520		$8,835		$2,882	$862
Expenses to average net assets
Excluding waiver and/or reimbursement and recapture	1.52	%(E)	1.41%		1.51%		1.36%		1.30%	1.35%
Including waiver and/or reimbursement and recapture	1.30	%(E)	1.25	%(G)	1.41	%(F)	1.35	%(B)	1.30%	1.35%
Net investment income (loss) to average net assets	(0.67	)%(E)	(0.55)%		(0.92)%		(0.82	)%(B)	(0.26)%	(0.87)%
Portfolio turnover rate	41	%(D)	55%		80%		43%		60%	73%

(A)	Calculated based on average number of shares outstanding.
(B)	Please reference the Custody Out-of-Pocket Expense section of the Notes to Financial Statements for more information regarding the reimbursement of custody fees. The amount of the reimbursement on a per share basis was immaterial to the class. The Expenses to average net assets including waiver and/or reimbursement and recapture ratio, and Net investment income (loss) to average net assets ratio would have been 0.01% higher and 0.01% lower, respectively, had the custodian not reimbursed the Fund.
(C)	Total return has been calculated without deduction of the initial sales charge and contingent deferred sales charge.
(D)	Not annualized.
(E)	Annualized.
(F)	Includes reorganization expenses incurred outside the Fund’s operating expense limit.
(G)	TAM has voluntarily agreed to waive a portion of its management fee.

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2019

FINANCIAL HIGHLIGHTS (continued)

For a share outstanding during the period and years indicated:	Transamerica Small Cap Growth
	Class C
	April 30, 2019 (unaudited)		October 31, 2018		October 31, 2017		October 31, 2016		October 31, 2015	October 31, 2014
Net asset value, beginning of period/year	$5.91		$6.35		$11.77		$12.55		$12.70	$12.28

Investment operations:
Net investment income (loss) (A)	(0.04)		(0.08)		(0.10)		(0.18	)(B)	(0.15)	(0.19)
Net realized and unrealized gain (loss)	0.40		0.32		2.30		0.46		1.05	0.61
Total investment operations	0.36		0.24		2.20		0.28		0.90	0.42

Dividends and/or distributions to shareholders:
Net realized gains	(0.64)		(0.68)		(7.62)		(1.06)		(1.05)	—

Net asset value, end of period/year	$5.63		$5.91		$6.35		$11.77		$12.55	$12.70
Total return (C)	8.55	%(D)	3.87%		25.22%		2.56%		7.54%	3.42%

Ratio and supplemental data:
Net assets end of period/year (000’s)	$4,489		$4,604		$3,588		$1,369		$1,380	$628
Expenses to average net assets
Excluding waiver and/or reimbursement and recapture	2.20	%(E)	2.15%		2.23%		2.10%		2.02%	1.99%
Including waiver and/or reimbursement and recapture	2.05	%(E)	2.00	%(G)	2.16	%(F)	2.09	%(B)	2.02%	1.99%
Net investment income (loss) to average net assets	(1.42	)%(E)	(1.32)%		(1.69)%		(1.54	)%(B)	(1.20)%	(1.51)%
Portfolio turnover rate	41	%(D)	55%		80%		43%		60%	73%

(A)	Calculated based on average number of shares outstanding.
(B)	Please reference the Custody Out-of-Pocket Expense section of the Notes to Financial Statements for more information regarding the reimbursement of custody fees. The amount of the reimbursement on a per share basis was immaterial to the class. The Expenses to average net assets including waiver and/or reimbursement and recapture ratio, and Net investment income (loss) to average net assets ratio would have been 0.01% higher and 0.01% lower, respectively, had the custodian not reimbursed the Fund.
(C)	Total return has been calculated without deduction of the contingent deferred sales charge.
(D)	Not annualized.
(E)	Annualized.
(F)	Includes reorganization expenses incurred outside the Fund’s operating expense limit.
(G)	TAM has voluntarily agreed to waive a portion of its management fee.

For a share outstanding during the period and years indicated:	Transamerica Small Cap Growth
	Class I
	April 30, 2019 (unaudited)		October 31, 2018		October 31, 2017		October 31, 2016		October 31, 2015	October 31, 2014
Net asset value, beginning of period/year	$6.74		$7.09		$12.30		$12.94		$12.94	$12.39

Investment operations:
Net investment income (loss) (A)	(0.01)		(0.02)		(0.05)		(0.06	)(B)	(0.06)	(0.07)
Net realized and unrealized gain (loss)	0.48		0.35		2.46		0.48		1.11	0.62
Total investment operations	0.47		0.33		2.41		0.42		1.05	0.55

Dividends and/or distributions to shareholders:
Net realized gains	(0.64)		(0.68)		(7.62)		(1.06)		(1.05)	—

Net asset value, end of period/year	$6.57		$6.74		$7.09		$12.30		$12.94	$12.94
Total return	9.18	%(C)	4.82%		26.40%		3.64%		8.63%	4.44%

Ratio and supplemental data:
Net assets end of period/year (000’s)	$41,064		$31,592		$27,564		$2,042		$2,540	$510
Expenses to average net assets
Excluding waiver and/or reimbursement and recapture	1.15	%(D)	1.11%		1.18%		1.03%		1.00%	1.03%
Including waiver and/or reimbursement and recapture	1.04	%(D)	1.00	%(F)	1.16	%(E)	1.03	%(B)	1.00%	1.03%
Net investment income (loss) to average net assets	(0.42	)%(D)	(0.31)%		(0.69)%		(0.48	)%(B)	(0.44)%	(0.54)%
Portfolio turnover rate	41	%(C)	55%		80%		43%		60%	73%

(A)	Calculated based on average number of shares outstanding.
(B)	Please reference the Custody Out-of-Pocket Expense section of the Notes to Financial Statements for more information regarding the reimbursement of custody fees. The amount of the reimbursement on a per share basis was immaterial to the class. The Expenses to average net assets including waiver and/or reimbursement and recapture ratio, and Net investment income (loss) to average net assets ratio would have been 0.00% higher and 0.00% lower, respectively, had the custodian not reimbursed the Fund.
(C)	Not annualized.
(D)	Annualized.
(E)	Includes reorganization expenses incurred outside the Fund’s operating expense limit.
(F)	TAM has voluntarily agreed to waive a portion of its management fee.

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2019

FINANCIAL HIGHLIGHTS (continued)

For a share outstanding during the period and years indicated:	Transamerica Small Cap Growth
	Class I2
	April 30, 2019 (unaudited)		October 31, 2018		October 31, 2017	October 31, 2016		October 31, 2015	October 31, 2014
Net asset value, beginning of period/year	$6.85		$7.18		$12.36	$12.99		$12.97	$12.41

Investment operations:
Net investment income (loss) (A)	(0.01)		(0.01)		(0.04)	(0.04	)(B)	0.01	(0.05)
Net realized and unrealized gain (loss)	0.49		0.36		2.48	0.47		1.06	0.61
Total investment operations	0.48		0.35		2.44	0.43		1.07	0.56

Dividends and/or distributions to shareholders:
Net investment income	—		—		—	—		—	(0.00	) (C)
Net realized gains	(0.64)		(0.68)		(7.62)	(1.06)		(1.05)	—
Total dividends and/or distributions to shareholders	(0.64)		(0.68)		(7.62)	(1.06)		(1.05)	(0.00	) (C)

Net asset value, end of period/year	$6.69		$6.85		$7.18	$12.36		$12.99	$12.97
Total return	9.19	%(D)	5.06%		26.63%	3.71%		8.78%	4.51%

Ratio and supplemental data:
Net assets end of period/year (000’s)	$35,185		$35,995		$47,690	$53,790		$539,006	$528,891
Expenses to average net assets
Excluding waiver and/or reimbursement and recapture	1.05	%(E)	1.01%		1.09%	0.92%		0.89%	0.89%
Including waiver and/or reimbursement and recapture	0.99	%(E)(F)	0.91	%(F)	1.09%	0.91	%(B)	0.89%	0.89%
Net investment income (loss) to average net assets	(0.34	)%(E)	(0.20)%		(0.57)%	(0.32	)%(B)	0.07%	(0.41)%
Portfolio turnover rate	41	%(D)	55%		80%	43%		60%	73%

(A)	Calculated based on average number of shares outstanding.
(B)	Please reference the Custody Out-of-Pocket Expense section of the Notes to Financial Statements for more information regarding the reimbursement of custody fees. The amount of the reimbursement on a per share basis was immaterial to the class. The Expenses to average net assets including waiver and/or reimbursement and recapture ratio, and Net investment income (loss) to average net assets ratio would have been 0.01% higher and 0.01% lower, respectively, had the custodian not reimbursed the Fund.
(C)	Rounds to less than $0.01 or $(0.01).
(D)	Not annualized.
(E)	Annualized.
(F)	TAM has voluntarily agreed to waive a portion of its management fee.

For a share outstanding during the periods and year indicated:	Transamerica Small Cap Growth
	Class I3
	April 30, 2019 (unaudited)		October 31, 2018		October 31, 2017 (A)
Net asset value, beginning of period/year	$6.84		$7.19		$6.44

Investment operations:
Net investment income (loss) (B)	(0.01)		(0.01)		(0.02)
Net realized and unrealized gain (loss)	0.50		0.34		0.77
Total investment operations	0.49		0.33		0.75

Dividends and/or distributions to shareholders:
Net realized gains	(0.64)		(0.68)		—

Net asset value, end of period/year	$6.69		$6.84		$7.19
Total return	9.19	%(C)	4.90%		11.65	%(C)

Ratio and supplemental data:
Net assets end of period/year (000’s)	$30,269		$29,619		$34,587
Expenses to average net assets
Excluding waiver and/or reimbursement and recapture	1.05	%(D)	1.01%		1.07	%(D)
Including waiver and/or reimbursement and recapture	0.98	%(D)	0.90	%(E)	0.90	%(D)
Net investment income (loss) to average net assets	(0.37	)%(D)	(0.20)%		(0.47	)%(D)
Portfolio turnover rate	41	%(C)	55%		80	%(C)

(A)	Commenced operations on March 10, 2017.
(B)	Calculated based on average number of shares outstanding.
(C)	Not annualized.
(D)	Annualized.
(E)	TAM has voluntarily agreed to waive a portion of its management fee.

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2019

FINANCIAL HIGHLIGHTS (continued)

For a share outstanding during the periods and year indicated:	Transamerica Small Cap Growth
	Class R
	April 30, 2019 (unaudited)		October 31, 2018		October 31, 2017 (A)
Net asset value, beginning of period/year	$6.79		$7.16		$6.44

Investment operations:
Net investment income (loss) (B)	(0.03)		(0.05)		(0.05)
Net realized and unrealized gain (loss)	0.48		0.36		0.77
Total investment operations	0.45		0.31		0.72

Dividends and/or distributions to shareholders:
Net realized gains	(0.64)		(0.68)		—

Net asset value, end of period/year	$6.60		$6.79		$7.16
Total return	8.80	%(C)	4.48%		11.18	%(C)

Ratio and supplemental data:
Net assets end of period/year (000’s)	$16,536		$16,846		$17,479
Expenses to average net assets
Excluding waiver and/or reimbursement and recapture	1.55	%(D)	1.50%		1.57	%(D)
Including waiver and/or reimbursement and recapture	1.49	%(D)(E)	1.42	%(E)	1.55	%(D)
Net investment income (loss) to average net assets	(0.84	)%(D)	(0.73)%		(1.17	)%(D)
Portfolio turnover rate	41	%(C)	55%		80	%(C)

(A)	Commenced operations on March 10, 2017.
(B)	Calculated based on average number of shares outstanding.
(C)	Not annualized.
(D)	Annualized.
(E)	TAM has voluntarily agreed to waive a portion of its management fee.

For a share outstanding during the periods and year indicated:	Transamerica Small Cap Growth
	Class R4
	April 30, 2019 (unaudited)		October 31, 2018		October 31, 2017 (A)
Net asset value, beginning of period/year	$6.81		$7.18		$6.44

Investment operations:
Net investment income (loss) (B)	(0.01)		(0.03)		(0.03)
Net realized and unrealized gain (loss)	0.50		0.34		0.77
Total investment operations	0.49		0.31		0.74

Dividends and/or distributions to shareholders:
Net realized gains	(0.64)		(0.68)		—

Net asset value, end of period/year	$6.66		$6.81		$7.18
Total return	9.25	%(C)	4.60%		11.49	%(C)

Ratio and supplemental data:
Net assets end of period/year (000’s)	$381		$6,609		$5,943
Expenses to average net assets
Excluding waiver and/or reimbursement and recapture	1.30	%(D)	1.26%		1.32	%(D)
Including waiver and/or reimbursement and recapture	1.15	%(D)	1.15	%(E)	1.15	%(D)
Net investment income (loss) to average net assets	(0.36	)%(D)	(0.46)%		(0.77	)%(D)
Portfolio turnover rate	41	%(C)	55%		80	%(C)

(A)	Commenced operations on March 10, 2017.
(B)	Calculated based on average number of shares outstanding.
(C)	Not annualized.
(D)	Annualized.
(E)	TAM has voluntarily agreed to waive a portion of its management fee.

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2019

FINANCIAL HIGHLIGHTS (continued)

For a share outstanding during the periods and years indicated:	Transamerica Small Cap Growth
	Class R6
	April 30, 2019 (unaudited)		October 31, 2018		October 31, 2017	October 31, 2016 (A)
Net asset value, beginning of period/year	$6.85		$7.18		$12.36	$12.65

Investment operations:
Net investment income (loss) (B)	(0.01)		(0.02)		(0.04)	(0.01	)(C)
Net realized and unrealized gain (loss)	0.49		0.37		2.48	(0.28	)(D)
Total investment operations	0.48		0.35		2.44	(0.29)

Dividends and/or distributions to shareholders:
Net realized gains	(0.64)		(0.68)		(7.62)	—

Net asset value, end of period/year	$6.69		$6.85		$7.18	$12.36
Total return	9.19	%(E)	5.06%		26.63%	(2.29	)%(E)

Ratio and supplemental data:
Net assets end of period/year (000’s)	$71		$65		$62	$49
Expenses to average net assets
Excluding waiver and/or reimbursement and recapture	1.05	%(F)	1.01%		1.09%	0.97	%(F)
Including waiver and/or reimbursement and recapture	0.99	%(F)(G)	0.91	%(G)	1.09%	0.95	%(C)(F)
Net investment income (loss) to average net assets	(0.36	)%(F)	(0.22)%		(0.58)%	(0.37	)%(C)(F)
Portfolio turnover rate	41	%(E)	55%		80%	43%

(A)	Commenced operations on July 25, 2016.
(B)	Calculated based on average number of shares outstanding.
(C)	Please reference the Custody Out-of-Pocket Expense section of the Notes to Financial Statements for more information regarding the reimbursement of custody fees. The amount of the reimbursement on a per share basis was immaterial to the class. The Expenses to average net assets including waiver and/or reimbursement and recapture ratio, and Net investment income (loss) to average net assets ratio would have been 0.02% higher and 0.02% lower, respectively, had the custodian not reimbursed the Fund.
(D)	The amount of net realized and unrealized gain/(loss) per share does not correspond with the amounts reported within the Statements of Changes due to the timing of purchases and redemptions of Fund shares and fluctuating market values during the period.
(E)	Not annualized.
(F)	Annualized.
(G)	TAM has voluntarily agreed to waive a portion of its management fee.

For a share outstanding during the periods and year indicated:	Transamerica Small Cap Value
	Class A
	April 30, 2019 (unaudited)		October 31, 2018		October 31, 2017 (A)
Net asset value, beginning of period/year	$10.66		$11.94		$11.07

Investment operations:
Net investment income (loss) (B)	0.02		0.02		0.01
Net realized and unrealized gain (loss)	0.30		(0.82)		0.86
Total investment operations	0.32		(0.80)		0.87

Dividends and/or distributions to shareholders:
Net investment income	(0.06)		(0.01)		—
Net realized gains	(0.87)		(0.47)		—
Total dividends and/or distributions to shareholders	(0.93)		(0.48)		—

Net asset value, end of period/year	$10.05		$10.66		$11.94
Total return (C)	4.64	%(D)	(7.12)%		7.76	%(D)

Ratio and supplemental data:
Net assets end of period/year (000’s)	$4,193		$3,050		$2,757
Expenses to average net assets
Excluding waiver and/or reimbursement and recapture	1.40	%(E)	1.45	%(F)	1.49	%(E)
Including waiver and/or reimbursement and recapture	1.24	%(E)	1.20	%(F)	1.30	%(E)
Net investment income (loss) to average net assets	0.37	%(E)	0.20%		0.19	%(E)
Portfolio turnover rate	126	%(D)	84%		35	%(D)

(A)	Commenced operations on April 21, 2017.
(B)	Calculated based on average number of shares outstanding.
(C)	Total return has been calculated without deduction of the initial sales charge and contingent deferred sales charge.
(D)	Not annualized.
(E)	Annualized.
(F)	Does not include expenses of the investment companies and/or ETFs in which the Fund invests.

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2019

FINANCIAL HIGHLIGHTS (continued)

For a share outstanding during the periods and year indicated:	Transamerica Small Cap Value
	Class C
	April 30, 2019 (unaudited)		October 31, 2018		October 31, 2017 (A)
Net asset value, beginning of period/year	$10.50		$11.85		$11.03

Investment operations:
Net investment income (loss) (B)	(0.02)		(0.06)		(0.03)
Net realized and unrealized gain (loss)	0.31		(0.82)		0.85
Total investment operations	0.29		(0.88)		0.82

Dividends and/or distributions to shareholders:
Net realized gains	(0.87)		(0.47)		—
Total dividends and/or distributions to shareholders	(0.87)		(0.47)		—

Net asset value, end of period/year	$9.92		$10.50		$11.85
Total return (C)	4.32	%(D)	(7.88)%		7.34	%(D)

Ratio and supplemental data:
Net assets end of period/year (000’s)	$757		$786		$891
Expenses to average net assets
Excluding waiver and/or reimbursement and recapture	2.05	%(E)	2.06	%(F)	2.05	%(E)
Including waiver and/or reimbursement and recapture	1.98	%(E)	1.95	%(F)(G)	2.05	%(E)
Net investment income (loss) to average net assets	(0.38	)%(E)	(0.52)%		(0.56	)%(E)
Portfolio turnover rate	126	%(D)	84%		35	%(D)

(A)	Commenced operations on April 21, 2017.
(B)	Calculated based on average number of shares outstanding.
(C)	Total return has been calculated without deduction of the contingent deferred sales charge.
(D)	Not annualized.
(E)	Annualized.
(F)	Does not include expenses of the investment companies and/or ETFs in which the Fund invests.
(G)	TAM has voluntarily agreed to waive a portion of its management fee.

For a share outstanding during the periods and year indicated:	Transamerica Small Cap Value
	Class I
	April 30, 2019 (unaudited)		October 31, 2018		October 31, 2017 (A)
Net asset value, beginning of period/year	$10.75		$12.03		$11.14

Investment operations:
Net investment income (loss) (B)	0.02		0.07		0.00	(C)
Net realized and unrealized gain (loss)	0.32		(0.83)		0.89
Total investment operations	0.34		(0.76)		0.89

Dividends and/or distributions to shareholders:
Net investment income	(0.09)		(0.05)		—
Net realized gains	(0.87)		(0.47)		—
Total dividends and/or distributions to shareholders	(0.96)		(0.52)		—

Net asset value, end of period/year	$10.13		$10.75		$12.03
Total return	4.92	%(D)	(6.86)%		7.89	%(D)

Ratio and supplemental data:
Net assets end of period/year (000’s)	$17,317		$756		$2,521
Expenses to average net assets
Excluding waiver and/or reimbursement and recapture	1.02	%(E)	1.07	%(F)	1.05	%(E)
Including waiver and/or reimbursement and recapture	0.99	%(E)	0.95	%(F)(G)	1.05	%(E)
Net investment income (loss) to average net assets	0.45	%(E)	0.57%		0.01	%(E)
Portfolio turnover rate	126	%(D)	84%		35	%(D)

(A)	Commenced operations on April 21, 2017.
(B)	Calculated based on average number of shares outstanding.
(C)	Rounds to less than $0.01 or $(0.01).
(D)	Not annualized.
(E)	Annualized.
(F)	Does not include expenses of the investment companies and/or ETFs in which the Fund invests.
(G)	TAM has voluntarily agreed to waive a portion of its management fee.

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2019

FINANCIAL HIGHLIGHTS (continued)

For a share outstanding during the periods and year indicated:	Transamerica Small Cap Value
	Class I2
	April 30, 2019 (unaudited)		October 31, 2018		October 31, 2017 (A)
Net asset value, beginning of period/year	$10.76		$12.04		$11.15

Investment operations:
Net investment income (loss) (B)	0.03		0.07		0.03
Net realized and unrealized gain (loss)	0.31		(0.83)		0.86
Total investment operations	0.34		(0.76)		0.89

Dividends and/or distributions to shareholders:
Net investment income	(0.09)		(0.05)		—
Net realized gains	(0.87)		(0.47)		—
Total dividends and/or distributions to shareholders	(0.96)		(0.52)		—

Net asset value, end of period/year	$10.14		$10.76		$12.04
Total return	4.93	%(C)	(6.81)%		7.89	%(C)

Ratio and supplemental data:
Net assets end of period/year (000’s)	$214,907		$212,025		$255,161
Expenses to average net assets
Excluding waiver and/or reimbursement and recapture	0.93	%(D)	0.96	%(E)	0.93	%(D)
Including waiver and/or reimbursement and recapture	0.92	%(D)(F)	0.86	%(E)(F)	0.93	%(D)
Net investment income (loss) to average net assets	0.69	%(D)	0.58%		0.55	%(D)
Portfolio turnover rate	126	%(C)	84%		35	%(C)

(A)	Commenced operations on April 21, 2017.
(B)	Calculated based on average number of shares outstanding.
(C)	Not annualized.
(D)	Annualized.
(E)	Does not include expenses of the investment companies and/or ETFs in which the Fund invests.
(F)	TAM has voluntarily agreed to waive a portion of its management fee.

For a share outstanding during the periods and year indicated:	Transamerica Small Cap Value
	Class I3
	April 30, 2019 (unaudited)		October 31, 2018		October 31, 2017 (A)
Net asset value, beginning of period/year	$10.77		$12.05		$11.15

Investment operations:
Net investment income (loss) (B)	0.03		0.07		0.05
Net realized and unrealized gain (loss)	0.31		(0.84)		0.85
Total investment operations	0.34		(0.77)		0.90

Dividends and/or distributions to shareholders:
Net investment income	(0.09)		(0.04)		—
Net realized gains	(0.87)		(0.47)		—
Total dividends and/or distributions to shareholders	(0.96)		(0.51)		—

Net asset value, end of period/year	$10.15		$10.77		$12.05
Total return	4.73	%(C)	(6.78)%		8.07	%(C)

Ratio and supplemental data:
Net assets end of period/year (000’s)	$27,010		$27,065		$35,000
Expenses to average net assets
Excluding waiver and/or reimbursement and recapture	0.93	%(D)	0.96	%(E)	0.94	%(D)
Including waiver and/or reimbursement and recapture	0.92	%(D)	0.85	%(E)(F)	0.85	%(D)
Net investment income (loss) to average net assets	0.68	%(D)	0.60%		0.82	%(D)
Portfolio turnover rate	126	%(C)	84%		35	%(C)

(A)	Commenced operations on April 21, 2017.
(B)	Calculated based on average number of shares outstanding.
(C)	Not annualized.
(D)	Annualized.
(E)	Does not include expenses of the investment companies and/or ETFs in which the Fund invests.
(F)	TAM has voluntarily agreed to waive a portion of its management fee.

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2019

FINANCIAL HIGHLIGHTS (continued)

For a share outstanding during the periods and year indicated:	Transamerica Small Cap Value
	Class R
	April 30, 2019 (unaudited)		October 31, 2018		October 31, 2017 (A)
Net asset value, beginning of period/year	$10.73		$12.01		$11.15

Investment operations:
Net investment income (loss) (B)	0.01		0.01		0.00	(C)
Net realized and unrealized gain (loss)	0.30		(0.82)		0.86
Total investment operations	0.31		(0.81)		0.86

Dividends and/or distributions to shareholders:
Net investment income	(0.02)		—		—
Net realized gains	(0.87)		(0.47)		—
Total dividends and/or distributions to shareholders	(0.89)		(0.47)		—

Net asset value, end of period/year	$10.15		$10.73		$12.01
Total return	4.59	%(D)	(7.25)%		7.71	%(D)

Ratio and supplemental data:
Net assets end of period/year (000’s)	$9,168		$9,264		$11,811
Expenses to average net assets
Excluding waiver and/or reimbursement and recapture	1.42	%(E)	1.45	%(F)	1.43	%(E)
Including waiver and/or reimbursement and recapture	1.42	%(E)(G)(H)	1.35	%(F)(H)	1.43	%(E)
Net investment income (loss) to average net assets	0.20	%(E)	0.10%		0.01	%(E)
Portfolio turnover rate	126	%(D)	84%		35	%(D)

(A)	Commenced operations on April 21, 2017.
(B)	Calculated based on average number of shares outstanding.
(C)	Rounds to less than $0.01 or $(0.01).
(D)	Not annualized.
(E)	Annualized.
(F)	Does not include expenses of the investment companies and/or ETFs in which the Fund invests.
(G)	Waiver and/or reimbursement rounds to less than 0.01%.
(H)	TAM has voluntarily agreed to waive a portion of its management fee.

For a share outstanding during the periods and years indicated:	Transamerica Small Cap Value
	Class R4
	April 30, 2019 (unaudited)		October 31, 2018		October 31, 2017 (A) (B) (C)		December 31, 2016		December 31, 2015	December 31, 2014	December 31, 2013
Net asset value, beginning of period/year	$10.74		$12.01		$11.25		$9.52		$10.23	$9.62	$7.24

Investment operations:
Net investment income (loss) (D)	0.03		0.04		0.01		0.06		0.07	0.07	0.03
Net realized and unrealized gain (loss)	0.30		(0.84)		0.76		1.75		(0.72)	0.61	2.42
Total investment operations	0.33		(0.80)		0.77		1.81		(0.65)	0.68	2.45

Dividends and/or distributions to shareholders:
Net investment income	(0.05)		—		(0.01)		(0.08)		(0.06)	(0.07)	(0.07)
Net realized gains	(0.87)		(0.47)		—		—		—	—	—
Total dividends and/or distributions to shareholders	(0.92)		(0.47)		(0.01)		(0.08)		(0.06)	(0.07)	(0.07)

Net asset value, end of period/year	$10.15		$10.74		$12.01		$11.25		$9.52	$10.23	$9.62
Total return	4.63	%(E)	(6.99)%		6.85	%(E)	19.24%		(6.33)%	7.08%	33.88%

Ratio and supplemental data:
Net assets end of period/year (000’s)	$250		$253		$345		$7,065		$6,709	$8,537	$11,948
Expenses to average net assets
Excluding waiver and/or reimbursement and recapture	1.18	%(F)	1.21	%(G)	2.06	%(F)	1.72%		1.73%	1.67%	1.41%
Including waiver and/or reimbursement and recapture	1.10	%(F)	1.10	%(G)(H)	1.17	%(F)(I)	1.11	%(I)(J)	1.10%	1.10%	1.10%
Net investment income (loss) to average net assets	0.52	%(F)	0.36%		0.06	%(F)	0.67%		0.73%	0.73%	0.31%
Portfolio turnover rate	126	%(E)	84%		35	%(E)	89%		133%	18%	16%

(A)	Transamerica Partners Institutional Small Value reorganized into the Fund on April 21, 2017. Prior to April 21, 2017, information provided reflects Transamerica Partners Institutional Small Value, which was the accounting and performance survivor of the reorganization.
(B)	Effective April 21, 2017, the Fund underwent a 2.16-for-1 share split. The per share data has been retroactively adjusted to reflect the share split. See the Stock Split section of the Notes to Financial Statements for more information.
(C)	The fiscal year end of the Fund is October 31 while the fiscal year end of the accounting and performance survivor is December 31. Prior to the closing of the applicable Transamerica Partners reorganization as of the close of business on April 21, 2017, the accounting and performance survivor operated as a feeder in a master-feeder structure and invested all of its investable assets in a corresponding Series Portfolio. The Financial Highlights represents activity for the ten months of January 1, 2017 –October 31, 2017.
(D)	Calculated based on average number of shares outstanding.
(E)	Not annualized.
(F)	Annualized.
(G)	Does not include expenses of the investment companies and/or ETFs in which the Fund invests.
(H)	TAM has voluntarily agreed to waive a portion of its management fee.
(I)	Includes reorganization expenses incurred outside the Fund’s operating expense limit.
(J)	Includes reimbursement of custody fees at the underlying Series Portfolio level.

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2019

FINANCIAL HIGHLIGHTS (continued)

For a share outstanding during the periods and year indicated:	Transamerica Small Cap Value
	Class R6
	April 30, 2019 (unaudited)		October 31, 2018		October 31, 2017 (A)
Net asset value, beginning of period/year	$10.81		$12.10		$11.20

Investment operations:
Net investment income (loss) (B)	0.03		0.07		0.00	(C)
Net realized and unrealized gain (loss)	0.31		(0.84)		0.90
Total investment operations	0.34		(0.77)		0.90

Dividends and/or distributions to shareholders:
Net investment income	(0.09)		(0.05)		—
Net realized gains	(0.87)		(0.47)		—
Total dividends and/or distributions to shareholders	(0.96)		(0.52)		—

Net asset value, end of period/year	$10.19		$10.81		$12.10
Total return	4.80	%(D)	(6.85)%		7.93	%(D)

Ratio and supplemental data:
Net assets end of period/year (000’s)	$60		$57		$61
Expenses to average net assets
Excluding waiver and/or reimbursement and recapture	0.92	%(E)	0.95	%(F)	0.93	%(E)
Including waiver and/or reimbursement and recapture	0.92	%(E)(G)(H)	0.86	%(F)(H)	0.93	%(E)
Net investment income (loss) to average net assets	0.69	%(E)	0.57%		0.55	%(E)
Portfolio turnover rate	126	%(D)	84%		35	%(D)

(A)	Commenced operations on April 21, 2017.
(B)	Calculated based on average number of shares outstanding.
(C)	Rounds to less than $0.01 or $(0.01).
(D)	Not annualized.
(E)	Annualized.
(F)	Does not include expenses of the investment companies and/or ETFs in which the Fund invests.
(G)	Waiver and/or reimbursement rounds to less than 0.01%.
(H)	TAM has voluntarily agreed to waive a portion of its management fee.

For a share outstanding during the period and years indicated:	Transamerica Small/Mid Cap Value
	Class A
	April 30, 2019 (unaudited)		October 31, 2018	October 31, 2017	October 31, 2016		October 31, 2015	October 31, 2014
Net asset value, beginning of period/year	$26.61		$29.46	$25.09	$26.18		$28.88	$29.05

Investment operations:
Net investment income (loss) (A)	0.07		0.14	0.03	0.24	(B)	0.05	0.07
Net realized and unrealized gain (loss)	1.16		0.61	5.92	0.87		0.04	2.18
Total investment operations	1.23		0.75	5.95	1.11		0.09	2.25

Dividends and/or distributions to shareholders:
Net investment income	(0.14)		(0.06)	(0.22)	(0.03)		(0.03)	(0.10)
Net realized gains	(2.56)		(3.54)	(1.36)	(2.17)		(2.76)	(2.32)
Total dividends and/or distributions to shareholders	(2.70)		(3.60)	(1.58)	(2.20)		(2.79)	(2.42)

Net asset value, end of period/year	$25.14		$26.61	$29.46	$25.09		$26.18	$28.88
Total return (C)	6.32	%(D)	2.25%	24.23%	4.69%		0.17%	8.13%

Ratio and supplemental data:
Net assets end of period/year (000’s)	$352,486		$357,948	$362,890	$338,577		$400,506	$473,644
Expenses to average net assets
Excluding waiver and/or reimbursement and recapture	1.32	%(E)	1.29%	1.28%	1.34%		1.31%	1.30%
Including waiver and/or reimbursement and recapture	1.32	%(E)	1.29%	1.28%	1.33	%(B)	1.31%	1.30%
Net investment income (loss) to average net assets	0.58	%(E)	0.49%	0.09%	0.99	%(B)	0.20%	0.24%
Portfolio turnover rate	31	%(D)	61%	104%	74%		68%	96%

(A)	Calculated based on average number of shares outstanding.
(B)	Please reference the Custody Out-of-Pocket Expense section of the Notes to Financial Statements for more information regarding the reimbursement of custody fees. The amount of the reimbursement on a per share basis was immaterial to the class. The Expenses to average net assets including waiver and/or reimbursement and recapture ratio, and Net investment income (loss) to average net assets ratio would have been 0.01% higher and 0.01% lower, respectively, had the custodian not reimbursed the Fund.
(C)	Total return has been calculated without deduction of the initial sales charge and contingent deferred sales charge.
(D)	Not annualized.
(E)	Annualized.

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2019

FINANCIAL HIGHLIGHTS (continued)

For a share outstanding during the period and years indicated:	Transamerica Small/Mid Cap Value
	Class B
	April 30, 2019 (unaudited)		October 31, 2018	October 31, 2017	October 31, 2016		October 31, 2015	October 31, 2014
Net asset value, beginning of period/year	$23.38		$26.45	$22.64	$23.98		$26.83	$27.23

Investment operations:
Net investment income (loss) (A)	(0.02)		(0.05)	(0.16)	0.03	(B)	(0.12)	(0.12)
Net realized and unrealized gain (loss)	0.97		0.52	5.33	0.80		0.03	2.04
Total investment operations	0.95		0.47	5.17	0.83		(0.09)	1.92

Dividends and/or distributions to shareholders:
Net realized gains	(2.56)		(3.54)	(1.36)	(2.17)		(2.76)	(2.32)
Total dividends and/or distributions to shareholders	(2.56)		(3.54)	—	—		—	—

Net asset value, end of period/year	$21.77		$23.38	$26.45	$22.64		$23.98	$26.83
Total return (C)	5.91	%(D)	1.35%	23.29%	3.90%		(0.56)%	7.38%

Ratio and supplemental data:
Net assets end of period/year (000’s)	$342		$438	$5,617	$9,174		$18,644	$27,010
Expenses to average net assets
Excluding waiver and/or reimbursement and recapture	3.08	%(E)	2.20%	2.04%	2.09%		2.02%	2.01%
Including waiver and/or reimbursement and recapture	2.15	%(E)	2.15%	2.04%	2.08	%(B)	2.02%	2.01%
Net investment income (loss) to average net assets	(0.21	)%(E)	(0.18)%	(0.64)%	0.16	%(B)	(0.49)%	(0.47)%
Portfolio turnover rate	31	%(D)	61%	104%	74%		68%	96%

(A)	Calculated based on average number of shares outstanding.
(B)	Please reference the Custody Out-of-Pocket Expense section of the Notes to Financial Statements for more information regarding the reimbursement of custody fees. The amount of the reimbursement on a per share basis was immaterial to the class. The Expenses to average net assets including waiver and/or reimbursement and recapture ratio, and Net investment income (loss) to average net assets ratio would have been 0.01% higher and 0.01% lower, respectively, had the custodian not reimbursed the Fund.
(C)	Total return has been calculated without deduction of the initial sales charge.
(D)	Not annualized.
(E)	Annualized.

For a share outstanding during the period and years indicated:	Transamerica Small/Mid Cap Value
	Class C
	April 30, 2019 (unaudited)		October 31, 2018	October 31, 2017	October 31, 2016		October 31, 2015	October 31, 2014
Net asset value, beginning of period/year	$23.05		$26.07	$22.37	$23.70		$26.54	$26.95

Investment operations:
Net investment income (loss) (A)	(0.01)		(0.03)	(0.15)	0.07	(B)	(0.12)	(0.12)
Net realized and unrealized gain (loss)	0.95		0.55	5.28	0.77		0.04	2.03
Total investment operations	0.94		0.52	5.13	0.84		(0.08)	1.91

Dividends and/or distributions to shareholders:
Net investment income	—		—	(0.07)	—		—	(0.00	)(C)
Net realized gains	(2.56)		(3.54)	(1.36)	(2.17)		(2.76)	(2.32)
Total dividends and/or distributions to shareholders	(2.56)		(3.54)	(1.43)	(2.17)		(2.76)	(2.32)

Net asset value, end of period/year	$21.43		$23.05	$26.07	$22.37		$23.70	$26.54
Total return (D)	5.91	%(E)	1.60%	23.43%	3.99%		(0.53)%	7.42%

Ratio and supplemental data:
Net assets end of period/year (000’s)	$148,915		$165,647	$241,737	$237,404		$278,388	$314,999
Expenses to average net assets
Excluding waiver and/or reimbursement and recapture	2.03	%(F)	1.96%	1.95%	2.02%		1.98%	1.97%
Including waiver and/or reimbursement and recapture	2.03	%(F)	1.96%	1.95%	2.01	%(B)	1.98%	1.97%
Net investment income (loss) to average net assets	(0.11	)%(F)	(0.11)%	(0.59)%	0.31	%(B)	(0.47)%	(0.44)%
Portfolio turnover rate	31	%(E)	61%	104%	74%		68%	96%

(A)	Calculated based on average number of shares outstanding.
(B)	Please reference the Custody Out-of-Pocket Expense section of the Notes to Financial Statements for more information regarding the reimbursement of custody fees. The amount of the reimbursement on a per share basis was immaterial to the class. The Expenses to average net assets including waiver and/or reimbursement and recapture ratio, and Net investment income (loss) to average net assets ratio would have been 0.01% higher and 0.01% lower, respectively, had the custodian not reimbursed the Fund.
(C)	Rounds to less than $0.01 or $(0.01).
(D)	Total return has been calculated without deduction of the contingent deferred sales charge.
(E)	Not annualized.
(F)	Annualized.

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2019

FINANCIAL HIGHLIGHTS (continued)

For a share outstanding during the period and years indicated:	Transamerica Small/Mid Cap Value
	Class I
	April 30, 2019 (unaudited)		October 31, 2018	October 31, 2017	October 31, 2016		October 31, 2015	October 31, 2014
Net asset value, beginning of period/year	$27.56		$30.40	$25.84	$26.91		$29.63	$29.74

Investment operations:
Net investment income (loss) (A)	0.12		0.24	0.10	0.34	(B)	0.16	0.17
Net realized and unrealized gain (loss)	1.20		0.63	6.14	0.89		0.03	2.24
Total investment operations	1.32		0.87	6.24	1.23		0.19	2.41

Dividends and/or distributions to shareholders:
Net investment income	(0.23)		(0.17)	(0.32)	(0.13)		(0.15)	(0.20)
Net realized gains	(2.56)		(3.54)	(1.36)	(2.17)		(2.76)	(2.32)
Total dividends and/or distributions to shareholders	(2.79)		(3.71)	(1.68)	(2.30)		(2.91)	(2.52)

Net asset value, end of period/year	$26.09		$27.56	$30.40	$25.84		$26.91	$29.63
Total return	6.51	%(C)	2.60%	24.68%	5.06%		0.51%	8.51%

Ratio and supplemental data:
Net assets end of period/year (000’s)	$293,748		$270,188	$242,460	$158,538		$188,583	$235,418
Expenses to average net assets
Excluding waiver and/or reimbursement and recapture	0.96	%(D)	0.94%	0.94%	0.98%		0.95%	0.96%
Including waiver and/or reimbursement and recapture	0.96	%(D)	0.94%	0.94%	0.97	%(B)	0.95%	0.96%
Net investment income (loss) to average net assets	0.93	%(D)	0.82%	0.35%	1.35	%(B)	0.57%	0.57%
Portfolio turnover rate	31	%(C)	61%	104%	74%		68%	96%

(A)	Calculated based on average number of shares outstanding.
(B)	Please reference the Custody Out-of-Pocket Expense section of the Notes to Financial Statements for more information regarding the reimbursement of custody fees. The amount of the reimbursement on a per share basis was immaterial to the class. The Expenses to average net assets including waiver and/or reimbursement and recapture ratio, and Net investment income (loss) to average net assets ratio would have been 0.01% higher and 0.01% lower, respectively, had the custodian not reimbursed the Fund.
(C)	Not annualized.
(D)	Annualized.

For a share outstanding during the period and years indicated:	Transamerica Small/Mid Cap Value
	Class I2
	April 30, 2019 (unaudited)		October 31, 2018	October 31, 2017	October 31, 2016		October 31, 2015	October 31, 2014
Net asset value, beginning of period/year	$27.62		$30.45	$25.88	$26.95		$29.68	$29.78

Investment operations:
Net investment income (loss) (A)	0.13		0.27	0.15	0.36	(B)	0.18	0.20
Net realized and unrealized gain (loss)	1.20		0.63	6.12	0.90		0.03	2.25
Total investment operations	1.33		0.90	6.27	1.26		0.21	2.45

Dividends and/or distributions to shareholders:
Net investment income	(0.26)		(0.19)	(0.34)	(0.16)		(0.18)	(0.23)
Net realized gains	(2.56)		(3.54)	(1.36)	(2.17)		(2.76)	(2.32)
Total dividends and/or distributions to shareholders	(2.82)		(3.73)	(1.70)	(2.33)		(2.94)	(2.55)

Net asset value, end of period/year	$26.13		$27.62	$30.45	$25.88		$26.95	$29.68
Total return	6.59	%(C)	2.72%	24.80%	5.18%		0.57%	8.63%

Ratio and supplemental data:
Net assets end of period/year (000’s)	$20,252		$19,429	$20,628	$18,082		$19,012	$22,282
Expenses to average net assets
Excluding waiver and/or reimbursement and recapture	0.86	%(D)	0.84%	0.84%	0.88%		0.86%	0.85%
Including waiver and/or reimbursement and recapture	0.86	%(D)	0.84%	0.84%	0.87	%(B)	0.86%	0.85%
Net investment income (loss) to average net assets	1.04	%(D)	0.95%	0.51%	1.46	%(B)	0.66%	0.68%
Portfolio turnover rate	31	%(C)	61%	104%	74%		68%	96%

(A)	Calculated based on average number of shares outstanding.
(B)	Please reference the Custody Out-of-Pocket Expense section of the Notes to Financial Statements for more information regarding the reimbursement of custody fees. The amount of the reimbursement on a per share basis was immaterial to the class. The Expenses to average net assets including waiver and/or reimbursement and recapture ratio, and Net investment income (loss) to average net assets ratio would have been 0.01% higher and 0.01% lower, respectively, had the custodian not reimbursed the Fund.
(C)	Not annualized.
(D)	Annualized.

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2019

FINANCIAL HIGHLIGHTS (continued)

For a share outstanding during the periods and years indicated:	Transamerica Small/Mid Cap Value
	Class R6
	April 30, 2019 (unaudited)		October 31, 2018	October 31, 2017	October 31, 2016		October 31, 2015 (A)
Net asset value, beginning of period/year	$27.74		$30.56	$25.97	$26.95		$28.36

Investment operations:
Net investment income (loss) (B)	0.12		0.18	0.10	0.44	(C)	0.05
Net realized and unrealized gain (loss)	1.21		0.74	6.19	0.82		(1.46	)(D)
Total investment operations	1.33		0.92	6.29	1.26		(1.41)

Dividends and/or distributions to shareholders:
Net investment income	(0.26)		(0.20)	(0.34)	(0.07)		—
Net realized gains	(2.56)		(3.54)	(1.36)	(2.17)		—
Total dividends and/or distributions to shareholders	(2.82)		(3.74)	(1.70)	(2.24)		—

Net asset value, end of period/year	$26.25		$27.74	$30.56	$25.97		$26.95
Total return	6.57	%(E)	2.75%	24.79%	5.18%		(4.97	)%(E)

Ratio and supplemental data:
Net assets end of period/year (000’s)	$30,771		$11,822	$3,961	$941		$48
Expenses to average net assets
Excluding waiver and/or reimbursement and recapture	0.86	%(F)	0.84%	0.84%	0.88%		0.86	%(F)
Including waiver and/or reimbursement and recapture	0.86	%(F)	0.84%	0.84%	0.86	%(C)	0.86	%(F)
Net investment income (loss) to average net assets	0.95	%(F)	0.62%	0.33%	1.72	%(C)	0.43	%(F)
Portfolio turnover rate	31	%(E)	61%	104%	74%		68%

(A)	Commenced operations on May 29, 2015.
(B)	Calculated based on average number of shares outstanding.
(C)	Please reference the Custody Out-of-Pocket Expense section of the Notes to Financial Statements for more information regarding the reimbursement of custody fees. The amount of the reimbursement on a per share basis was immaterial to the class. The Expenses to average net assets including waiver and/or reimbursement and recapture ratio, and Net investment income (loss) to average net assets ratio would have been 0.02% higher and 0.02% lower, respectively, had the custodian not reimbursed the Fund.
(D)	The amount of net realized and unrealized gain/(loss) per share does not correspond with the amounts reported within the Statements of Changes due to the timing of purchases and redemptions of Fund shares and fluctuating market values during the period.
(E)	Not annualized.
(F)	Annualized.

For a share outstanding during the periods and years indicated:	Transamerica Strategic High Income
	Class A
	April 30, 2019 (unaudited)		October 31, 2018	October 31, 2017		October 31, 2016		October 31, 2015		October 31, 2014 (A)
Net asset value, beginning of period/year	$10.91		$10.96	$9.97		$9.97		$10.30		$10.00

Investment operations:
Net investment income (loss) (B)	0.19		0.39	0.39		0.35	(C)	0.37		0.24
Net realized and unrealized gain (loss)	0.44		(0.05)	0.96		0.03		(0.20)		0.26
Total investment operations	0.63		0.34	1.35		0.38		0.17		0.50

Dividends and/or distributions to shareholders:
Net investment income	(0.19)		(0.35)	(0.36)		(0.34)		(0.39)		(0.20)
Net realized gains	(0.13)		(0.04)	—		(0.04)		(0.11)		—
Total dividends and/or distributions to shareholders	(0.32)		(0.39)	(0.36)		(0.38)		(0.50)		(0.20)

Net asset value, end of period/year	$11.22		$10.91	$10.96		$9.97		$9.97		$10.30
Total return (D)	6.01	%(E)	3.11%	13.77%		3.88%		1.60%		4.99	%(E)

Ratio and supplemental data:
Net assets end of period/year (000’s)	$29,784		$27,644	$20,733		$2,153		$1,600		$1,200
Expenses to average net assets
Excluding waiver and/or reimbursement and recapture	1.22	%(F)	1.20%	1.19%		1.21	%(G)	1.31	%(G)	1.40	%(F)(G)
Including waiver and/or reimbursement and recapture	1.20	%(F)	1.20%	1.21	%(H)	1.20	%(C)(G)	1.20	%(G)	1.20	%(F)(G)
Net investment income (loss) to average net assets	3.57	%(F)	3.50%	3.74%		3.60	%(C)	3.67%		3.43	%(F)
Portfolio turnover rate	34	%(E)	38%	79%		51%		77%		61	%(E)

(A)	Commenced operations on March 1, 2014.
(B)	Calculated based on average number of shares outstanding.
(C)	Please reference the Custody Out-of-Pocket Expense section of the Notes to Financial Statements for more information regarding the reimbursement of custody fees. The amount of the reimbursement on a per share basis was immaterial to the class. The Expenses to average net assets including waiver and/or reimbursement and recapture ratio, and Net investment income (loss) to average net assets ratio would have been 0.00% higher and 0.00% lower, respectively, had the custodian not reimbursed the Fund.
(D)	Total return has been calculated without deduction of the initial sales charge and contingent deferred sales charge.
(E)	Not annualized.
(F)	Annualized.
(G)	Does not include expenses of the investment companies and/or ETFs in which the Fund invests.
(H)	Includes reorganization expenses incurred outside the Fund’s operating expense limit.

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2019

FINANCIAL HIGHLIGHTS (continued)

For a share outstanding during the periods and years indicated:	Transamerica Strategic High Income
	Class C
	April 30, 2019 (unaudited)		October 31, 2018	October 31, 2017	October 31, 2016		October 31, 2015		October 31, 2014 (A)
Net asset value, beginning of period/year	$10.86		$10.92	$9.94	$9.94		$10.29		$10.00

Investment operations:
Net investment income (loss) (B)	0.15		0.31	0.31	0.28	(C)	0.28		0.18
Net realized and unrealized gain (loss)	0.44		(0.07)	0.97	0.03		(0.20)		0.26
Total investment operations	0.59		0.24	1.28	0.31		0.08		0.44

Dividends and/or distributions to shareholders:
Net investment income	(0.15)		(0.26)	(0.30)	(0.27)		(0.32)		(0.15)
Net realized gains	(0.13)		(0.04)	—	(0.04)		(0.11)		—
Total dividends and/or distributions to shareholders	(0.28)		(0.30)	(0.30)	(0.31)		(0.43)		(0.15)

Net asset value, end of period/year	$11.17		$10.86	$10.92	$9.94		$9.94		$10.29
Total return (D)	5.67	%(E)	2.24%	12.97%	3.17%		0.78%		4.46	%(E)

Ratio and supplemental data:
Net assets end of period/year (000’s)	$40,574		$38,322	$43,076	$4,173		$3,024		$1,073
Expenses to average net assets
Excluding waiver and/or reimbursement and recapture	1.96	%(F)	1.92%	1.94%	1.94	%(G)	2.01	%(G)	2.14	%(F)(G)
Including waiver and/or reimbursement and recapture	1.95	%(F)	1.92%	1.94%	1.95	%(C)(G)	1.95	%(G)	1.95	%(F)(G)
Net investment income (loss) to average net assets	2.82	%(F)	2.80%	2.99%	2.86	%(C)	2.78%		2.66	%(F)
Portfolio turnover rate	34	%(E)	38%	79%	51%		77%		61	%(E)

(A)	Commenced operations on March 1, 2014.
(B)	Calculated based on average number of shares outstanding.
(C)	Please reference the Custody Out-of-Pocket Expense section of the Notes to Financial Statements for more information regarding the reimbursement of custody fees. The amount of the reimbursement on a per share basis was immaterial to the class. The Expenses to average net assets including waiver and/or reimbursement and recapture ratio, and Net investment income (loss) to average net assets ratio would have been 0.00% higher and 0.00% lower, respectively, had the custodian not reimbursed the Fund.
(D)	Total return has been calculated without deduction of the contingent deferred sales charge.
(E)	Not annualized.
(F)	Annualized.
(G)	Does not include expenses of the investment companies and/or ETFs in which the Fund invests.

For a share outstanding during the periods and years indicated:	Transamerica Strategic High Income
	Class I
	April 30, 2019 (unaudited)		October 31, 2018	October 31, 2017		October 31, 2016		October 31, 2015		October 31, 2014 (A)
Net asset value, beginning of period/year	$10.91		$10.97	$9.97		$9.97		$10.31		$10.00

Investment operations:
Net investment income (loss) (B)	0.20		0.42	0.42		0.38	(C)	0.40		0.26
Net realized and unrealized gain (loss)	0.45		(0.06)	0.97		0.02		(0.22)		0.26
Total investment operations	0.65		0.36	1.39		0.40		0.18		0.52

Dividends and/or distributions to shareholders:
Net investment income	(0.20)		(0.38)	(0.39)		(0.36)		(0.41)		(0.21)
Net realized gains	(0.13)		(0.04)	—		(0.04)		(0.11)		—
Total dividends and/or distributions to shareholders	(0.33)		(0.42)	(0.39)		(0.40)		(0.52)		(0.21)

Net asset value, end of period/year	$11.23		$10.91	$10.97		$9.97		$9.97		$10.31
Total return	6.24	%(D)	3.27%	14.10%		4.13%		1.77%		5.24	%(D)

Ratio and supplemental data:
Net assets end of period/year (000’s)	$110,425		$92,148	$71,827		$41,691		$30,300		$13,897
Expenses to average net assets
Excluding waiver and/or reimbursement and recapture	0.94	%(E)	0.93%	0.94%		1.01	%(F)	1.09	%(F)	1.23	%(E)(F)
Including waiver and/or reimbursement and recapture	0.95	%(E)	0.95%	0.96	%(G)	0.95	%(C)(F)	0.95	%(F)	0.95	%(E)(F)
Net investment income (loss) to average net assets	3.82	%(E)	3.75%	4.02%		3.83	%(C)	3.90%		3.80	%(E)
Portfolio turnover rate	34	%(D)	38%	79%		51%		77%		61	%(D)

(A)	Commenced operations on March 1, 2014.
(B)	Calculated based on average number of shares outstanding.
(C)	Please reference the Custody Out-of-Pocket Expense section of the Notes to Financial Statements for more information regarding the reimbursement of custody fees. The amount of the reimbursement on a per share basis was immaterial to the class. The Expenses to average net assets including waiver and/or reimbursement and recapture ratio, and Net investment income (loss) to average net assets ratio would have been 0.00% higher and 0.00% lower, respectively, had the custodian not reimbursed the Fund.
(D)	Not annualized.
(E)	Annualized.
(F)	Does not include expenses of the investment companies and/or ETFs in which the Fund invests.
(G)	Includes reorganization expenses incurred outside the Fund’s operating expense limit.

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2019

FINANCIAL HIGHLIGHTS (continued)

For a share outstanding during the periods and years indicated:	Transamerica Strategic High Income
	Class I2
	April 30, 2019 (unaudited)		October 31, 2018	October 31, 2017		October 31, 2016		October 31, 2015		October 31, 2014 (A)
Net asset value, beginning of period/year	$10.47		$10.52	$9.62		$9.89		$10.30		$10.00

Investment operations:
Net investment income (loss) (B)	0.19		0.42	0.40		0.09	(C)	0.42		0.26
Net realized and unrealized gain (loss)	0.42		(0.06)	0.90		0.04		(0.44)		0.25
Total investment operations	0.61		0.36	1.30		0.13		(0.02)		0.51

Dividends and/or distributions to shareholders:
Net investment income	(0.20)		(0.37)	(0.40)		(0.36)		(0.28)		(0.21)
Net realized gains	(0.13)		(0.04)	—		(0.04)		(0.11)		—
Total dividends and/or distributions to shareholders	(0.33)		(0.41)	(0.40)		(0.40)		(0.39)		(0.21)

Net asset value, end of period/year	$10.75		$10.47	$10.52		$9.62		$9.89		$10.30
Total return	6.17	%(D)	3.45%	13.70%		1.38%		(0.28)%		5.14	%(D)

Ratio and supplemental data:
Net assets end of period/year (000’s)	$12		$11	$11		$0	(E)	$0	(E)	$22,618
Expenses to average net assets
Excluding waiver and/or reimbursement and recapture	0.84	%(F)	0.82%	0.84%		0.00	%(G)(H)	1.00	%(H)	1.13	%(F)(H)
Including waiver and/or reimbursement and recapture	0.95	%(F)	0.82%	0.96	%(I)	0.00	%(C)(G)(H)	0.95	%(H)	0.95	%(F)(H)
Net investment income (loss) to average net assets	3.82	%(F)	3.88%	3.94%		0.96	%(C)	4.02%		3.82	%(F)
Portfolio turnover rate	34	%(D)	38%	79%		51%		77%		61	%(D)

(A)	Commenced operations on March 1, 2014.
(B)	Calculated based on average number of shares outstanding.
(C)	Please reference the Custody Out-of-Pocket Expense section of the Notes to Financial Statements for more information regarding the reimbursement of custody fees. The amount of the reimbursement on a per share basis was immaterial to the class. The Expenses to average net assets including waiver and/or reimbursement and recapture ratio, and Net investment income (loss) to average net assets ratio would have been 0.00% higher and 0.00% lower, respectively, had the custodian not reimbursed the Fund.
(D)	Not annualized.
(E)	Rounds to less than $1,000.
(F)	Annualized.
(G)	Rounds to less than 0.01% or (0.01)%.
(H)	Does not include expenses of the investment companies and/or ETFs in which the Fund invests.
(I)	Includes reorganization expenses incurred outside the Fund’s operating expense limit.

For a share outstanding during the periods and years indicated:	Transamerica Unconstrained Bond
	Class I
	April 30, 2019 (unaudited)		October 31, 2018		October 31, 2017	October 31, 2016		October 31, 2015 (A)
Net asset value, beginning of period/year	$9.85		$10.23		$9.92	$9.83		$10.00

Investment operations:
Net investment income (loss) (B)	0.22		0.37		0.22	0.42	(C)	0.27
Net realized and unrealized gain (loss)	0.06		(0.38)		0.38	0.04		(0.18)
Total investment operations	0.28		(0.01)		0.60	0.46		0.09

Dividends and/or distributions to shareholders:
Net investment income	(0.22)		(0.33)		(0.29)	(0.37)		(0.26)
Net realized gains	—		(0.00	)(D)	—	—		—
Return of capital	—		(0.04)		—	—		—
Total dividends and/or distributions to shareholders	(0.22)		(0.37)		(0.29)	(0.37)		(0.26)

Net asset value, end of period/year	$9.91		$9.85		$10.23	$9.92		$9.83
Total return	2.91	%(E)	(0.14)%		6.07%	4.86%		0.95	%(E)

Ratio and supplemental data:
Net assets end of period/year (000’s)	$968		$1,817		$2,110	$287		$288
Expenses to average net assets
Excluding waiver and/or reimbursement and recapture	0.85	%(F)(G)	0.87	%(G)	0.91%	0.95%		1.05	%(F)
Including waiver and/or reimbursement and recapture	0.84	%(F)(G)(H)	0.87	%(G)(I)	0.93%	0.95	%(C)(I)	0.95	%(F)
Net investment income (loss) to average net assets	4.56	(F)	3.62%		2.18%	4.33	%(C)	3.03	%(F)
Portfolio turnover rate	44	%(E)	72%		87%	141%		95	%(E)

(A)	Commenced operations on December 8, 2014.
(B)	Calculated based on average number of shares outstanding.
(C)	Please reference the Custody Out-of-Pocket Expense section of the Notes to Financial Statements for more information regarding the reimbursement of custody fees. The amount of the reimbursement on a per share basis was immaterial to the class. The Expenses to average net assets including waiver and/or reimbursement and recapture ratio, and Net investment income (loss) to average net assets ratio would have been 0.00% higher and 0.00% lower, respectively, had the custodian not reimbursed the Fund.
(D)	Rounds to less than $0.01 or $(0.01).
(E)	Not annualized.
(F)	Annualized.
(G)	Does not include expenses of the investment companies and/or ETFs in which the Fund invests.
(H)	TAM has voluntarily agreed to waive a portion of its management fee.
(I)	Waiver and/or reimbursement rounds to less than 0.01%.

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2019

FINANCIAL HIGHLIGHTS (continued)

For a share outstanding during the periods and years indicated:	Transamerica Unconstrained Bond
	Class I2
	April 30, 2019 (unaudited)		October 31, 2018		October 31, 2017	October 31, 2016		October 31, 2015 (A)
Net asset value, beginning of period/year	$9.81		$10.20		$9.91	$9.83		$10.00

Investment operations:
Net investment income (loss) (B)	0.22		0.40		0.27	0.43	(C)	0.27
Net realized and unrealized gain (loss)	0.08		(0.41)		0.35	0.03		(0.17)
Total investment operations	0.30		(0.01)		0.62	0.46		0.10

Dividends and/or distributions to shareholders:
Net investment income	(0.23)		(0.34)		(0.33)	(0.38)		(0.27)
Net realized gains	—		(0.00	)(D)	—	—		—
Return of capital	—		(0.04)		—	—		—
Total dividends and/or distributions to shareholders	(0.23)		(0.38)		(0.33)	(0.38)		(0.27)

Net asset value, end of period/year	$9.88		$9.81		$10.20	$9.91		$9.83
Total return	3.07	%(E)	(0.10)%		6.32%	4.87%		0.99	%(E)

Ratio and supplemental data:
Net assets end of period/year (000’s)	$675,255		$709,125		$266,887	$219,009		$202,883
Expenses to average net assets
Excluding waiver and/or reimbursement and recapture	0.74	%(F)(G)	0.78	%(G)	0.81%	0.84%		0.94	%(F)
Including waiver and/or reimbursement and recapture	0.74	%(F)(G)(H)(I)	0.78	%(G)(H)	0.81%	0.84	%(C)	0.94	%(F)
Net investment income (loss) to average net assets	4.65	%(F)	3.97%		2.70%	4.40	%(C)	3.04	%(F)
Portfolio turnover rate	44	%(E)	72%		87%	141%		95	%(E)

(A)	Commenced operations on December 8, 2014.
(B)	Calculated based on average number of shares outstanding.
(C)	Please reference the Custody Out-of-Pocket Expense section of the Notes to Financial Statements for more information regarding the reimbursement of custody fees. The amount of the reimbursement on a per share basis was immaterial to the class. The Expenses to average net assets including waiver and/or reimbursement and recapture ratio, and Net investment income (loss) to average net assets ratio would have been 0.00% higher and 0.00% lower, respectively, had the custodian not reimbursed the Fund.
(D)	Rounds to less than $0.01 or $(0.01).
(E)	Not annualized.
(F)	Annualized.
(G)	Does not include expenses of the investment companies and/or ETFs in which the Fund invests.
(H)	Waiver and/or reimbursement rounds to less than 0.01%.
(I)	TAM has voluntarily agreed to waive a portion of its management fee.

For a share outstanding during the period and years indicated:	Transamerica US Growth
Class A
April 30, 2019 (unaudited)	October 31, 2018	October 31, 2017	October 31, 2016	October 31, 2015	October 31, 2014
Net asset value, beginning of period/year	$20.92	$20.75	$16.87	$17.45	$19.22	$16.95

Investment operations:
Net investment income (loss) (A)	(0.02)	(0.07)	0.01	0.00	(B)(C)	0.00	(C)	0.02
Net realized and unrealized gain (loss)	2.54	2.36	4.25	(0.17)	1.95	2.38
Total investment operations	2.52	2.29	4.26	(0.17)	1.95	2.40

Dividends and/or distributions to shareholders:
Net investment income	—	(0.00	)(C)	(0.01)	(0.00	) (C)	(0.02)	(0.13)
Net realized gains	(2.14)	(2.12)	(0.37)	(0.41)	(3.70)	—
Total dividends and/or distributions to shareholders	(2.14)	(2.12)	(0.38)	(0.41)	(3.72)	(0.13)

Net asset value, end of period/year	$21.30	$20.92	$20.75	$16.87	$17.45	$19.22
Total return (D)	14.55	%(E)	11.74%	25.76%	(0.95)%	11.59%	14.25%

Ratio and supplemental data:
Net assets end of period/year (000’s)	$604,395	$550,529	$500,587	$432,130	$470,702	$459,677
Expenses to average net assets
Excluding waiver and/or reimbursement and recapture	1.17	%(F)	1.16%	1.18%	1.20%	1.19%	1.27%
Including waiver and/or reimbursement and recapture	1.17	%(F)	1.16%	1.18%	1.18	%(B)	1.19%	1.27%
Net investment income (loss) to average net assets	(0.26	)%(F)	(0.35)%	0.07%	0.03	%(B)	0.01%	0.13%
Portfolio turnover rate	10	%(E)	27%	35%	34%	38%	111%

(A)	Calculated based on average number of shares outstanding.
(B)	Please reference the Custody Out-of-Pocket Expense section of the Notes to Financial Statements for more information regarding the reimbursement of custody fees. The amount of the reimbursement on a per share basis was immaterial to the class. The Expenses to average net assets including waiver and/or reimbursement and recapture ratio, and Net investment income (loss) to average net assets ratio would have been 0.02% higher and 0.02% lower, respectively, had the custodian not reimbursed the Fund.
(C)	Rounds to less than $0.01 or $(0.01).
(D)	Total return has been calculated without deduction of the initial sales charge and contingent deferred sales charge.
(E)	Not annualized.
(F)	Annualized.

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2019

FINANCIAL HIGHLIGHTS (continued)

For a share outstanding during the period and years indicated:	Transamerica US Growth
	Class B
	April 30, 2019 (unaudited)		October 31, 2018	October 31, 2017	October 31, 2016		October 31, 2015	October 31, 2014
Net asset value, beginning of period/year	$19.52		$19.68	$16.16	$16.89		$18.85	$16.64

Investment operations:
Net investment income (loss) (A)	(0.11)		(0.26)	(0.16)	(0.15	)(B)	(0.15)	(0.13)
Net realized and unrealized gain (loss)	2.33		2.22	4.05	(0.17)		1.89	2.34
Total investment operations	2.22		1.96	3.89	(0.32)		1.74	2.21

Dividends and/or distributions to shareholders:
Net realized gains	(2.14)		(2.12)	(0.37)	(0.41)		(3.70)	—
Total dividends and/or distributions to shareholders	(2.14)		—	—	—		—	—

Net asset value, end of period/year	$19.60		$19.52	$19.68	$16.16		$16.89	$18.85
Total return (C)	14.01	%(D)	10.60%	24.55%	(1.89)%		10.52%	13.28%

Ratio and supplemental data:
Net assets end of period/year (000’s)	$2,635		$3,279	$5,437	$7,520		$11,324	$16,421
Expenses to average net assets
Excluding waiver and/or reimbursement and recapture	2.58	%(E)	2.33%	2.21%	2.17%		2.09%	2.11%
Including waiver and/or reimbursement and recapture	2.17	%(E)	2.17%	2.17%	2.15	%(B)	2.12%	2.17%
Net investment income (loss) to average net assets	(1.24	)%(E)	(1.33)%	(0.91)%	(0.94	)%(B)	(0.90)%	(0.76)%
Portfolio turnover rate	10	%(D)	27%	35%	34%		38%	111%

(A)	Calculated based on average number of shares outstanding.
(B)	Please reference the Custody Out-of-Pocket Expense section of the Notes to Financial Statements for more information regarding the reimbursement of custody fees. The amount of the reimbursement on a per share basis was immaterial to the class. The Expenses to average net assets including waiver and/or reimbursement and recapture ratio, and Net investment income (loss) to average net assets ratio would have been 0.02% higher and 0.02% lower, respectively, had the custodian not reimbursed the Fund.
(C)	Total return has been calculated without deduction of the initial sales charge.
(D)	Not annualized.
(E)	Annualized.

For a share outstanding during the period and years indicated:	Transamerica US Growth
	Class C
	April 30, 2019 (unaudited)		October 31, 2018	October 31, 2017		October 31, 2016		October 31, 2015	October 31, 2014
Net asset value, beginning of period/year	$19.63		$19.75	$16.18		$16.89		$18.82	$16.61

Investment operations:
Net investment income (loss) (A)	(0.10)		(0.22)	(0.13)		(0.12	)(B)	(0.13)	(0.12)
Net realized and unrealized gain (loss)	2.36		2.22	4.07		(0.18)		1.90	2.34
Total investment operations	2.26		2.00	3.94		(0.30)		1.77	2.22

Dividends and/or distributions to shareholders:
Net investment income	—		—	(0.00	)(C)	—		—	(0.01)
Net realized gains	(2.14)		(2.12)	(0.37)		(0.41)		(3.70)	—
Total dividends and/or distributions to shareholders	(2.14)		(2.12)	(0.37)		(0.41)		(3.70)	(0.01)

Net asset value, end of period/year	$19.75		$19.63	$19.75		$16.18		$16.89	$18.82
Total return (D)	14.14	%(E)	10.78%	24.84%		(1.77)%		10.72%	13.37%

Ratio and supplemental data:
Net assets end of period/year (000’s)	$14,935		$13,930	$48,087		$44,877		$53,482	$49,041
Expenses to average net assets
Excluding waiver and/or reimbursement and recapture	2.22	%(F)	1.96%	1.97%		1.99%		1.98%	2.05%
Including waiver and/or reimbursement and recapture	2.00	%(F)	1.96%	1.97%		1.97	%(B)	1.98%	2.05%
Net investment income (loss) to average net assets	(1.08	)%(F)	(1.09)%	(0.72)%		(0.76	)%(B)	(0.78)%	(0.65)%
Portfolio turnover rate	10	%(E)	27%	35%		34%		38%	111%

(A)	Calculated based on average number of shares outstanding.
(B)	Please reference the Custody Out-of-Pocket Expense section of the Notes to Financial Statements for more information regarding the reimbursement of custody fees. The amount of the reimbursement on a per share basis was immaterial to the class. The Expenses to average net assets including waiver and/or reimbursement and recapture ratio, and Net investment income (loss) to average net assets ratio would have been 0.02% higher and 0.02% lower, respectively, had the custodian not reimbursed the Fund.
(C)	Rounds to less than $0.01 or $(0.01).
(D)	Total return has been calculated without deduction of the contingent deferred sales charge.
(E)	Not annualized.
(F)	Annualized.

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2019

FINANCIAL HIGHLIGHTS (continued)

For a share outstanding during the period and years indicated:	Transamerica US Growth
	Class I
	April 30, 2019 (unaudited)		October 31, 2018	October 31, 2017	October 31, 2016		October 31, 2015	October 31, 2014
Net asset value, beginning of period/year	$21.31		$21.11	$17.15	$17.74		$19.49	$17.19

Investment operations:
Net investment income (loss) (A)	—		(0.01)	0.07	0.06	(B)	0.06	0.09
Net realized and unrealized gain (loss)	2.62		2.39	4.33	(0.18)		1.98	2.41
Total investment operations	2.62		2.38	4.40	(0.12)		2.04	2.50

Dividends and/or distributions to shareholders:
Net investment income	—		(0.06)	(0.07)	(0.06)		(0.09)	(0.20)
Net realized gains	(2.14)		(2.12)	(0.37)	(0.41)		(3.70)	—
Total dividends and/or distributions to shareholders	(2.14)		(2.18)	(0.44)	(0.47)		(3.79)	(0.20)

Net asset value, end of period/year	$21.79		$21.31	$21.11	$17.15		$17.74	$19.49
Total return	14.77	%(C)	12.01%	26.21%	(0.67)%		11.96%	14.67%

Ratio and supplemental data:
Net assets end of period/year (000’s)	$204,415		$186,752	$183,788	$160,628		$182,714	$212,866
Expenses to average net assets
Excluding waiver and/or reimbursement and recapture	0.88	%(D)	0.87%	0.88%	0.87%		0.86%	0.90%
Including waiver and/or reimbursement and recapture	0.88	%(D)	0.87%	0.88%	0.85	%(B)	0.86%	0.90%
Net investment income (loss) to average net assets	0.04	%(D)	(0.06)%	0.37%	0.35	%(B)	0.34%	0.51%
Portfolio turnover rate	10	%(C)	27%	35%	34%		38%	111%

(A)	Calculated based on average number of shares outstanding.
(B)	Please reference the Custody Out-of-Pocket Expense section of the Notes to Financial Statements for more information regarding the reimbursement of custody fees. The amount of the reimbursement on a per share basis was immaterial to the class. The Expenses to average net assets including waiver and/or reimbursement and recapture ratio, and Net investment income (loss) to average net assets ratio would have been 0.02% higher and 0.02% lower, respectively, had the custodian not reimbursed the Fund.
(C)	Not annualized.
(D)	Annualized.

For a share outstanding during the period and years indicated:	Transamerica US Growth
	Class I2
	April 30, 2019 (unaudited)		October 31, 2018	October 31, 2017	October 31, 2016		October 31, 2015	October 31, 2014
Net asset value, beginning of period/year	$21.27		$21.07	$17.13	$17.72		$19.48	$17.17

Investment operations:
Net investment income (loss) (A)	0.02		0.02	0.09	0.08	(B)	0.08	0.12
Net realized and unrealized gain (loss)	2.60		2.39	4.31	(0.18)		1.98	2.42
Total investment operations	2.62		2.41	4.40	(0.10)		2.06	2.54

Dividends and/or distributions to shareholders:
Net investment income	—		(0.09)	(0.09)	(0.08)		(0.12)	(0.23)
Net realized gains	(2.14)		(2.12)	(0.37)	(0.41)		(3.70)	—
Total dividends and/or distributions to shareholders	(2.14)		(2.21)	(0.46)	(0.49)		(3.82)	(0.23)

Net asset value, end of period/year	$21.75		$21.27	$21.07	$17.13		$17.72	$19.48
Total return	14.80	%(C)	12.18%	26.29%	(0.53)%		12.10%	14.91%

Ratio and supplemental data:
Net assets end of period/year (000’s)	$195,185		$190,514	$230,952	$258,722		$361,470	$370,161
Expenses to average net assets
Excluding waiver and/or reimbursement and recapture	0.75	%(D)	0.75%	0.75%	0.74%		0.73%	0.77%
Including waiver and/or reimbursement and recapture	0.75	%(D)	0.75%	0.75%	0.72	%(B)	0.73%	0.77%
Net investment income (loss) to average net assets	0.17	%(D)	0.08%	0.50%	0.48	%(B)	0.47%	0.66%
Portfolio turnover rate	10	%(C)	27%	35%	34%		38%	111%

(A)	Calculated based on average number of shares outstanding.
(B)	Please reference the Custody Out-of-Pocket Expense section of the Notes to Financial Statements for more information regarding the reimbursement of custody fees. The amount of the reimbursement on a per share basis was immaterial to the class. The Expenses to average net assets including waiver and/or reimbursement and recapture ratio, and Net investment income (loss) to average net assets ratio would have been 0.02% higher and 0.02% lower, respectively, had the custodian not reimbursed the Fund.
(C)	Not annualized.
(D)	Annualized.

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2019

FINANCIAL HIGHLIGHTS (continued)

For a share outstanding during the period and years indicated:	Transamerica US Growth
Class T
April 30, 2019 (unaudited)	October 31, 2018	October 31, 2017	October 31, 2016	October 31, 2015	October 31, 2014
Net asset value, beginning of period/year	$56.19	$52.20	$41.76	$42.47	$41.55	$36.39

Investment operations:
Net investment income (loss) (A)	0.03	0.00	(C)	0.20	0.17	(B)	0.16	0.21
Net realized and unrealized gain (loss)	7.74	6.16	10.66	(0.43)	4.54	5.14
Total investment operations	7.77	6.16	10.86	(0.26)	4.70	5.35

Dividends and/or distributions to shareholders:
Net investment income	—	(0.05)	(0.05)	(0.04)	(0.08)	(0.19)
Net realized gains	(2.14)	(2.12)	(0.37)	(0.41)	(3.70)	—
Total dividends and/or distributions to shareholders	(2.14)	(2.17)	(0.42)	(0.45)	(3.78)	(0.19)

Net asset value, end of period/year	$61.82	$56.19	$52.20	$41.76	$42.47	$41.55
Total return (D)	14.77	%(E)	12.10%	26.24%	(0.59)%	12.01%	14.74%

Ratios and supplemental data:
Net assets end of period/year (000’s)	$124,697	$113,486	$109,183	$94,877	$105,379	$101,029
Expenses to average net assets
Excluding waiver and/or reimbursement and recapture	0.82	%(F)	0.81%	0.82%	0.82%	0.82%	0.87%
Including waiver and/or reimbursement and recapture	0.82	%(F)	0.81%	0.82%	0.80	%(B)	0.82%	0.87%
Net investment income (loss) to average net assets	0.10	%(F)	0.02%	0.43%	0.40	%(B)	0.38%	0.53%
Portfolio turnover rate	10	%(E)	27%	35%	34%	38%	111%

(A)	Calculated based on average number of shares outstanding.
(B)	Please reference the Custody Out-of-Pocket Expense section of the Notes to Financial Statements for more information regarding the reimbursement of custody fees. The amount of the reimbursement on a per share basis was immaterial to the class. The Expenses to average net assets including waiver and/or reimbursement and recapture ratio, and Net investment income (loss) to average net assets ratio would have been 0.02% higher and 0.02% lower, respectively, had the custodian not reimbursed the Fund.
(C)	Rounds to less than $0.01 or $(0.01).
(D)	Total return has been calculated without deduction of the initial sales charge.
(E)	Not annualized.
(F)	Annualized.

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2019

NOTES TO FINANCIAL STATEMENTS

At April 30, 2019

(unaudited)

1. ORGANIZATION

Transamerica Funds (the “Trust”) is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). The Trust applies investment company accounting and reporting guidance. The funds (each, a “Fund” and collectively, the “Funds”) are each a series of the Trust and are as follows:

Fund	Class
Transamerica Balanced II (“Balanced II”)	I3,R
Transamerica Bond (“Bond”) (A)	A,B,C,I,I2,R6
Transamerica Capital Growth (“Capital Growth”) (A)(B)	A,B,C,I,I2
Transamerica Concentrated Growth (“Concentrated Growth”) (A)(B)	A,C,I,I2
Transamerica Dividend Focused (“Dividend Focused”) (A)(B)	A,C,I,I2,R6
Transamerica Dynamic Allocation (“Dynamic Allocation”) (A)	A,C,I
Transamerica Dynamic Income (“Dynamic Income”) (A)(B)	A,C,I
Transamerica Emerging Markets Debt (“Emerging Markets Debt”) (A)(B)	A,C,I,I2,R6
Transamerica Emerging Markets Equity (“Emerging Markets Equity”) (A)(B)	A,C,I,I2
Transamerica Event Driven (“Event Driven”) (B)	I,I2
Transamerica Floating Rate (“Floating Rate”) (A)	A,C,I,I2
Transamerica Global Equity (“Global Equity”) (A)(B)	A,B,C,I,R6
Transamerica Government Money Market (“Government Money Market”)	A,B,C,I,I2,I3,R2,R4
Transamerica Growth (“Growth”)	I2,R6
Transamerica High Quality Bond (“High Quality Bond”)	I3,R,R4
Transamerica High Yield Bond (“High Yield Bond”) (A)(B)	A,B,C,I,I2,I3,R,R4,R6
Transamerica High Yield Muni (“High Yield Muni”) (A)	A,C,I,I2
Transamerica Inflation Opportunities (“Inflation Opportunities”) (A)	A,C,I,I2,R6
Transamerica Inflation-Protected Securities (“Inflation-Protected Securities”)	I3,R,R4
Transamerica Intermediate Bond (“Intermediate Bond”)	I2,I3,R,R4
Transamerica Intermediate Muni (“Intermediate Muni”) (A)(B)	A,C,I,I2
Transamerica International Equity (“International Equity”) (A)(B)	A,C,I,I2,I3,R,R4,R6
Transamerica International Growth (“International Growth”)	A,I,I2,R6
Transamerica International Small Cap Value (“International Small Cap Value”)	I,I2
Transamerica International Stock (“International Stock”)	A,I,I2,R6
Transamerica Large Cap Value (“Large Cap Value”) (A)(B)	A,C,I,I2,R6
Transamerica Large Core (“Large Core”)	I3,R,R4
Transamerica Large Growth (“Large Growth”)	I3,R,R4
Transamerica Large Value Opportunities (“Large Value Opportunities”)	I3,R,R4
Transamerica Mid Cap Growth (“Mid Cap Growth”) (A)(B)	A,C,I,I2,I3,R,R4
Transamerica Mid Cap Value Opportunities (“Mid Cap Value Opportunities”) (A)(B)	A,C,I,I2,I3,R,R4,R6
Transamerica MLP & Energy Income (“MLP & Energy Income”) (A)(B)	A,C,I,I2
Transamerica Multi-Cap Growth (“Multi-Cap Growth”) (A)(B)	A,B,C,I,I2
Transamerica Multi-Managed Balanced (“Multi-Managed Balanced”) (A)(B)	A,B,C,I,R6
Transamerica Short-Term Bond (“Short-Term Bond”) (A)(B)	A,C,I,I2,R6
Transamerica Small Cap Core (“Small Cap Core”) (A)(B)	A,C,I,I2,I3,R,R4
Transamerica Small Cap Growth (“Small Cap Growth”) (A)(B)	A,C,I,I2,I3,R,R4,R6
Transamerica Small Cap Value (“Small Cap Value”) (A)(B)	A,C,I,I2,I3,R,R4,R6
Transamerica Small/Mid Cap Value (“Small/Mid Cap Value”) (A)(B)	A,B,C,I,I2,R6
Transamerica Strategic High Income (“Strategic High Income”) (A)(B)	A,C,I,I2
Transamerica Unconstrained Bond (“Unconstrained Bond”) (B)	I,I2
Transamerica US Growth (“US Growth”) (B)	A,B,C,I,I2,T

(A)	The T1 class ceased operations on February 15, 2019.
(B)	The Advisor class ceased operations on February 15, 2019.

Each class has a public offering price that reflects different sales charges, if any, and expense levels. Effective May 6, 2019, Class B shares will automatically convert to Class A shares. Class B shares are no longer available to existing investors except for exchanges, and dividend and capital gains reinvestment. Effective September 16, 2018, Class C shares will convert to Class A shares ten years from the date of purchase.

Transamerica Funds	Semi-Annual Report 2019

NOTES TO FINANCIAL STATEMENTS (continued)

At April 30, 2019

(unaudited)

1. ORGANIZATION (continued)

Emerging Markets Debt, Event Driven, High Yield Muni and MLP & Energy Income are “non-diversified” Funds, as defined under the 1940 Act.

This report must be accompanied or preceded by the Funds’ current prospectuses, which contain additional information about the Funds, including risks, sales charges, as well as investment objectives and strategies.

Transamerica Asset Management, Inc. (“TAM”) serves as investment manager for the Funds pursuant to an investment management agreement. TAM provides continuous and regular investment management services to the Funds. TAM supervises each Fund’s investments, conducts its investment program and provides supervisory, compliance and administrative services to the Funds.

TAM currently acts as a “manager of managers” and hires sub-advisers to furnish day-to-day investment advice and recommendations. TAM may, in the future, determine to provide all aspects of the day-to-day management of a Fund without the use of a sub-adviser. When acting as a manager of managers, TAM provides investment management services that include, without limitation, the design and development of the Funds and their investment strategies and the ongoing review and evaluation of those investment strategies including recommending changes in strategy where it believes appropriate or advisable; the selection of one or more sub-advisers for the Funds employing a combination of quantitative and qualitative screens, research, analysis and due diligence; negotiation of sub-advisory agreements and fees; oversight and monitoring of sub-advisers and recommending changes to sub-advisers where it believes appropriate or advisable; recommending fund combinations and liquidations where it believes appropriate or advisable; selection and oversight of transition managers, as needed; regular supervision of the Funds’ investments; regular review and evaluation of sub-adviser performance; daily monitoring of the sub-advisers’ buying and selling of securities for the Funds; regular review of holdings; ongoing trade oversight and analysis; regular monitoring to ensure adherence to investment process; regular calls and periodic on-site visits with sub-advisers; portfolio construction and asset allocation when using multiple sub-advisers for a Fund; risk management oversight and analysis; oversight of negotiation of investment documentation and agreements; design, development, implementation and regular monitoring of the valuation process; periodic due diligence reviews of pricing vendors and vendor methodology; design, development, implementation and regular monitoring of the compliance process; respond to regulatory inquiries and determine appropriate litigation strategy, as needed; review of proxies voted by sub-advisers; oversight of preparation, and review, of materials for meetings of the Funds’ Board of Trustees (the “Board”), participation in these meetings and preparation of regular communications with the Board; oversight of preparation, and review, of prospectuses, shareholder reports and other disclosure materials and regulatory filings for the Funds; oversight of other service providers to the Funds, such as the custodian, the transfer agent, the Funds’ independent accounting firm and legal counsel; supervision of the performance of recordkeeping and shareholder relations functions for the Funds; and oversight of cash management services. TAM uses a variety of quantitative and qualitative tools to carry out its investment management services. TAM, not the Funds, is responsible for paying the sub-adviser(s) for their services, and sub-advisory fees are TAM’s expense.

TAM’s investment management services also include the provision of supervisory and administrative services to the Funds. These services include performing certain administrative services for the Funds and supervising and overseeing the administrative, clerical, recordkeeping and bookkeeping services provided to the Funds by State Street Bank and Trust Company (“State Street”), to whom TAM has outsourced the provision of certain services as described below: to the extent agreed upon by TAM and the Funds from time to time, monitoring and verifying the custodian’s daily calculation of the Net Asset Values (“NAV”); shareholder relations functions; compliance services; valuation services; assisting in due diligence and in the oversight and monitoring of certain activities of sub-advisers and certain aspects of Fund investments; assisting with Fund combinations and liquidations; oversight of the preparation and filing, and review, of all returns and reports, in connection with federal, state and local taxes; oversight and review of regulatory reporting; supervising and coordinating the Funds’ custodian and dividend disbursing agent and monitoring their services to the Funds; assisting the Funds in preparing reports to shareholders; acting as liaison with the Funds’ independent public accountants and providing, upon request, analyses, fiscal year summaries and other audit related services; assisting in the preparation of agendas and supporting documents for and minutes of meetings of trustees and committees of trustees; assisting in the preparation of regular communications with the trustees; and providing personnel and office space, telephones and other office equipment as necessary in order for TAM to perform supervisory and administrative services to the Funds.

2. SIGNIFICANT ACCOUNTING POLICIES

In preparing the Funds’ financial statements in accordance with Generally Accepted Accounting Principles in the United States of America (“GAAP”), estimates or assumptions (which could differ from actual results) may be used that affect reported amounts and disclosures. The following is a summary of significant accounting policies followed by the Funds.

Foreign currency denominated investments: The accounting records of the Funds are maintained in U.S. dollars. Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the closing exchange rate each

Transamerica Funds	Semi-Annual Report 2019

NOTES TO FINANCIAL STATEMENTS (continued)

At April 30, 2019

(unaudited)

2. SIGNIFICANT ACCOUNTING POLICIES (continued)

day. The cost of foreign securities purchased and any realized gains or losses are translated at the prevailing exchange rates in effect on the date of the respective transaction. Each Fund combines fluctuations from currency exchange rates and fluctuations in value when computing net realized and unrealized gains or losses from investments.

Net foreign currency gains and losses resulting from changes in exchange rates include, foreign currency fluctuations between trade date and settlement date of investment security transactions, gains and losses on forward foreign currency contracts, and the difference between the receivable amounts of interest and dividends recorded in the accounting records in U.S. dollars and the amounts actually received.

Foreign currency denominated assets may involve risks not typically associated with domestic transactions. These risks include revaluation of currencies, adverse fluctuations in foreign currency values, and possible adverse political, social, and economic developments, including those particular to a specific industry, country or region.

Security transactions and investment income: Security transactions are accounted for on the trade date. Security gains and losses are calculated on the specific identification basis. Dividend income, if any, is recorded on the ex-dividend date or, in the case of foreign securities, as soon as the Funds are informed of the ex-dividend dates, net of foreign taxes. Interest income, if any, including accretion of discounts and amortization of premiums, is recorded on the accrual basis commencing on the settlement date.

Multiple class operations, income, and expenses: Income, non-class specific expenses, and realized and unrealized gains and losses are allocated to each class daily based upon net assets. Each class bears its own specific expenses in addition to the allocated non-class specific expenses.

Distributions to shareholders: Distributions are recorded on the ex-dividend date and are determined in accordance with federal income tax regulations, which may differ from GAAP.

Foreign taxes: The Funds may be subject to taxes imposed by the countries in which they invest, with respect to their investments in issuers existing or operating in such countries. The Funds may also be subject to foreign taxes on income, gains on investments, or currency repatriation, a portion of which may be recoverable. The Funds accrue such taxes and recoveries as applicable when the related income or capital gains are earned or unrealized, and based upon the current interpretation of tax rules and regulations that exist in the markets in which the Funds invest. Some countries require governmental approval for the repatriation of investment income, capital, or the proceeds of sales earned by foreign investors. In addition, if there is deterioration in a country’s balance of payments or for other reasons, a country may impose temporary restrictions of foreign capital remittances abroad.

Cash overdraft: The Funds may have cash overdraft balances. A fee is incurred on these overdrafts, calculated by multiplying the overdraft by a rate based on the Federal Funds Rate.

Payables, if any, are reflected as Due to custodian within the Statements of Assets and Liabilities. Expenses, if any, from U.S. cash overdrafts are reflected in Custody fees within the Statements of Operations. Expenses, if any, from foreign cash overdrafts are reflected in Other expenses within the Statements of Operations.

Commission recapture: The sub-adviser(s), to the extent consistent with the best execution and usual commission rate policies and practices, may elect to place security transactions of the Funds with broker/dealers with which other funds or portfolios advised by TAM have established a commission recapture program. A commission recapture program is any arrangement under which a broker/dealer applies a portion of the commissions received by such broker/dealer on the security transactions to the Funds. In no event will commissions, paid by the Funds, be used to pay expenses that would otherwise be borne by any other funds or portfolios advised by TAM, or by any other party.

Commissions recaptured are included within Net realized gain (loss) within the Statements of Operations. For the period ended April 30, 2019, commissions recaptured are as follows. Funds not listed in the subsequent table do not have any commissions recaptured during the period.

Fund	Commissions Recaptured
Concentrated Growth	$3,143
Dividend Focused	14,905
Emerging Markets Equity	245,600
Growth	3,611
International Equity	59,921

Transamerica Funds	Semi-Annual Report 2019

NOTES TO FINANCIAL STATEMENTS (continued)

At April 30, 2019

(unaudited)

2. SIGNIFICANT ACCOUNTING POLICIES (continued)

Fund	Commissions Recaptured
International Small Cap Value	$2,607
International Stock	641
Large Cap Value	10,855
Large Core	22
Large Growth	7,811
Mid Cap Growth	91
Mid Cap Value Opportunities	73,710
Multi-Cap Growth	2,186
Multi-Managed Balanced	4,804
Small Cap Growth	19,768
Small Cap Value	53,904
Small/Mid Cap Value	37,755
Strategic High Income	2,397
US Growth	593

Statement of cash flows: GAAP requires entities providing financial statements that report both a financial position and results of operations to also provide a Statement of Cash Flows for each period for which results of operations are provided, but exempts investment companies meeting certain conditions. These conditions may include the enterprise had little or no debt, based on the average debt outstanding during the period, little or no illiquid investments, and little or no investments classified as Level 3 of the fair value hierarchy in relation to average total assets. Funds with certain degrees of borrowing activity, typically through the use of sale-buyback financing transactions, line of credit borrowing, short sale transactions, illiquid investments, or Level 3 classified securities have been determined to be at a level requiring a Statement of Cash Flows. A Statement of Cash Flows has been prepared for Event Driven using the indirect method which requires net change in net assets resulting from operations to be adjusted to reconcile to net cash flows from operating activities.

Indemnification: In the normal course of business, the Funds enter into contracts that contain a variety of representations that provide general indemnifications. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds and/or their affiliates that have not yet occurred. However, based on experience, the Funds expect the risk of loss to be remote.

3. SECURITY VALUATION

All investments in securities are recorded at their estimated fair value. The Funds value their investments at the official close of the New York Stock Exchange (“NYSE”) each day the NYSE is open for business.

The Funds utilize various methods to measure the fair value of their investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three levels (“Levels”) of inputs of the fair value hierarchy are defined as follows:

Level 1—Unadjusted quoted prices in active markets for identical securities.

Level 2—Inputs, other than quoted prices included in Level 1, which are observable, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.

Level 3—Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include the Fund’s own assumptions used in determining the fair value of investments and derivative instruments.

The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy that is assigned to the fair value measurement of a security is determined based on the lowest Level input that is significant to the fair value measurement in its entirety. Certain investments that are measured at fair value using NAV per share, or its equivalent, using the “practical expedient” have not been classified in the fair value Levels. The hierarchy classification of inputs used to value the Funds’ investments at April 30, 2019, is disclosed within the Security Valuation section of each Fund’s Schedule of Investments.

Transamerica Funds	Semi-Annual Report 2019

NOTES TO FINANCIAL STATEMENTS (continued)

At April 30, 2019

(unaudited)

3. SECURITY VALUATION (continued)

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, but not limited to, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is generally greatest for instruments categorized in Level 3. Due to the inherent uncertainty of valuation, the determination of values may differ significantly from values that would have been realized had a ready market for investments existed, and the differences could be material.

Fair value measurements: Descriptions of the valuation techniques applied to the Funds’ significant categories of assets and liabilities measured at fair value on a recurring basis are as follows:

Equity securities: Securities are stated at the last reported sales price or closing price on the day of valuation taken from the primary exchange where the security is principally traded. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy. Equities traded on inactive markets or valued by reference to similar instruments are generally categorized in Level 2 or Level 3 if inputs are unobservable.

Exchange-traded funds (“ETF”): ETFs are stated at the last reported sale price or closing price on the day of valuation taken from the primary exchange where the ETF is principally traded. ETFs are generally categorized in Level 1 of the fair value hierarchy.

Foreign equity securities: Securities in which the primary trading market closes at the same time or after the NYSE, are valued based on quotations from the primary market in which they are traded and are categorized in Level 1. Because many foreign securities markets and exchanges close prior to the close of the NYSE, closing prices for foreign securities in those markets or on those exchanges do not reflect the events that occur after that close. Certain foreign securities may be fair valued using a pricing service that considers the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts, financial futures, or ETFs and the movement of certain indices of securities based on a statistical analysis of their historical relationship; such valuations generally are categorized in Level 2.

Investment companies: Certain investment companies are valued at the NAV of the underlying Funds as the practical expedient. These investment companies are not included within the fair value hierarchy. Certain other investment companies are valued at the actively traded NAV of the underlying funds and no valuation adjustments are applied. These investment companies are categorized in Level 1 of the fair value hierarchy.

Securities lending collateral: Securities lending collateral is invested in a money market fund which is valued at the NAV and no valuation adjustments are applied. Securities lending collateral is categorized in Level 1 of the fair value hierarchy.

Asset-backed securities: The fair value of asset-backed securities is estimated based on models that consider the estimated cash flows of each tranche of the entity, establish a benchmark yield, and develop an estimated tranche specific spread to the benchmark yield based on the unique attributes of the tranche. To the extent the inputs are observable and timely, the values would generally be categorized in Level 2 of the fair value hierarchy; otherwise they would be categorized in Level 3.

Commercial paper: Commercial paper is valued using amortized cost, which approximates fair value. The values are generally categorized in Level 2 of the fair value hierarchy, or Level 3 if inputs are unobservable.

Convertible bonds: The fair value of convertible bonds is estimated using various techniques, which consider recently executed transactions in securities of the issuer or comparable issuers, broker price quotations (where observable), and models incorporating benchmark curves, underlying stock data, and foreign exchange rates. While most convertible bonds are categorized in Level 2 of the fair value hierarchy, in instances where lower relative weight is placed on transaction prices, quotations, or similar observable inputs, they are categorized in Level 3.

Corporate debt securities: The fair value of corporate debt securities is estimated using various techniques, which consider recently executed transactions in securities of the issuer or comparable issuers, market price quotations (where observable), bond spreads, fundamental data relating to the issuer, and credit default swap spreads adjusted for any basis difference between cash and derivative instruments. While most corporate debt securities are categorized in Level 2 of the fair value hierarchy, in instances where lower relative weight is placed on transaction prices, quotations, or similar observable inputs, they are categorized in Level 3.

Foreign government obligations: Foreign government obligations are normally valued using a model that incorporates market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, and reference data. Certain securities are valued by principally using dealer quotations. Foreign government obligations generally are categorized in Level 2 of the fair value hierarchy, or Level 3 if inputs are unobservable.

Transamerica Funds	Semi-Annual Report 2019

NOTES TO FINANCIAL STATEMENTS (continued)

At April 30, 2019

(unaudited)

3. SECURITY VALUATION (continued)

Loan assignments: Loan assignments are normally valued using an income approach, which projects future cash flows and converts those future cash flows to a present value using a discount rate. The resulting present value reflects the likely fair value of the loan. To the extent the inputs are observable and timely, the values would generally be categorized in Level 2 of the fair value hierarchy; otherwise are categorized in Level 3.

Mortgage-backed securities: The fair value of mortgage-backed securities is estimated based on models that consider issuer type, coupon, cash flows, mortgage prepayment projection tables and adjustable rate mortgage evaluations that incorporate index data, periodic life caps and the next coupon reset date. To the extent the inputs are observable and timely, the values would generally be categorized in Level 2 of the fair value hierarchy; otherwise they are categorized in Level 3.

Municipal government obligations: The fair value of municipal government obligations and variable rate notes is estimated based on models that consider, among other factors, information received from market makers and broker-dealers, current trades, bid-want lists, offerings, market movements, the liquidity of the bond, state of issuance, benchmark yield curves, and bond or note insurance. To the extent the inputs are observable and timely, the values would generally be categorized in Level 2 of the fair value hierarchy; otherwise they are categorized in Level 3.

Repurchase agreements: Repurchase agreements are valued at cost, which approximates fair value. To the extent the inputs are observable and timely, the values are generally categorized in Level 2 of the fair value hierarchy.

Short-term notes: The Funds, with the exception of Government Money Market, normally value short-term government and U.S. government agency securities using a model that incorporates market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers and reference data. Certain securities are valued by principally using dealer quotations. Short-term government and U.S. government agency securities generally are categorized in Level 2 of the fair value hierarchy, or Level 3 if inputs are unobservable.

Government Money Market values all security positions using amortized cost, which approximates fair value. To the extent the inputs are observable and timely, the values are generally categorized in Level 2 of the fair value hierarchy, or Level 3 if inputs are unobservable.

U.S. government agency obligations: U.S. government agency obligations are comprised of two main categories consisting of agency issued debt and mortgage pass-throughs. Generally, agency issued debt securities are valued in a manner similar to U.S. government obligations. Mortgage pass-throughs include to be announced (“TBA”) securities and mortgage pass-through certificates. Generally, TBA securities and mortgage pass-throughs are valued using dealer quotations. Depending on market activity levels and whether quotations or other observable data are used, these securities are typically categorized in Level 2 of the fair value hierarchy; otherwise they would be categorized in Level 3.

U.S. government obligations: U.S. government obligations are normally valued using a model that incorporates market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, and reference data. Certain securities are valued by principally using dealer quotations. U.S. government obligations generally are categorized in Level 2 of the fair value hierarchy, or Level 3 if inputs are unobservable.

Warrants: Warrants may be priced intrinsically using a model that incorporates the subscription or strike price, the daily market price for the underlying security, and a subscription ratio. If the inputs are unavailable, or if the subscription or strike price is higher than the market price, then the warrants are priced at zero. Warrants are generally categorized in Level 2 of the fair value hierarchy, or Level 3 if inputs are unobservable.

Restricted securities: Restricted securities for which quotations are not readily available are valued at fair value. Restricted securities issued by publicly traded companies are generally valued at a discount to similar publicly traded securities. Restricted securities issued by nonpublic entities may be valued by reference to comparable public entities and/or fundamental data relating to the issuer. Depending on the relative significance of observable valuation inputs, these instruments may be classified in either Level 2 or Level 3 of the fair value hierarchy.

Derivative instruments: Centrally cleared or listed derivatives that are actively traded are valued based on quoted prices from the exchange and are categorized in Level 1 of the fair value hierarchy. Over-the-counter (“OTC”) derivative contracts include forward, swap, swaption, and option contracts related to interest rates, foreign currencies, credit standing of reference entities, equity prices, or commodity prices. Depending on the product and the terms of the transaction, the fair value of the OTC derivative products are modeled taking into account the counterparties’ creditworthiness and using a series of techniques, including simulation models. Many pricing models do not entail material subjectivity because the methodologies employed do not necessitate significant judgments and the

Transamerica Funds	Semi-Annual Report 2019

NOTES TO FINANCIAL STATEMENTS (continued)

At April 30, 2019

(unaudited)

3. SECURITY VALUATION (continued)

pricing inputs are observed from actively quoted markets, as is the case of interest rate swap and option contracts. The majority of OTC derivative products valued by the Funds using pricing models fall into this category and are categorized within Level 2 of the fair value hierarchy or Level 3 if inputs are unobservable.

4. SECURITIES AND OTHER INVESTMENTS

Loan participations and assignments: The Funds may invest in direct debt instruments which are interests in amounts owed to lenders or lending syndicates by corporate, governmental, or other borrowers, either in the form of participations at the time the loan is originated (“Participations”) or buying an interest in the loan in the secondary market from a financial institution or institutional investor (“Assignments”). Participations and Assignments in commercial loans may be secured or unsecured. These investments may include standby financing commitments, including revolving credit facilities that obligate the Funds to supply additional cash to the borrowers on demand. Loan Participations and Assignments involve risks of insolvency of the lending banks or other financial intermediaries. As such, the Funds assume the credit risks associated with the corporate borrowers and may assume the credit risks associated with the interposed banks or other financial intermediaries.

Each Fund, based on its ability to invest in Loan Participations and Assignments, may be contractually obligated to receive approval from the agent banks and/or borrowers prior to the sale of these investments. The Funds that participate in such syndications, or that can buy a portion of the loans, become part lenders. Loans are often administered by agent banks acting as agents for all holders.

The agent banks administer the terms of the loans, as specified in the loan agreements. In addition, the agent banks are normally responsible for the collection of principal and interest payments from the corporate borrowers and the apportionment of these payments to the credit of all institutions that are parties to the loan agreements. Unless the Funds have direct recourse against the corporate borrowers under the terms of the loans or other indebtedness, the Funds may have to rely on the agent banks or other financial intermediaries to apply appropriate credit remedies against corporate borrowers.

Unfunded commitments represent the remaining obligation of the Funds to the borrower. At any point in time, up to the maturity date of the issue, the borrower may demand the unfunded portion. These unfunded amounts are marked-to-market and any unrealized appreciation (depreciation) are recorded within the Statements of Assets and Liabilities. Funds not listed in the subsequent table do not have any unfunded commitments during the period.

Fund	Principal Commitment	Unrealized Appreciation (Depreciation)
Floating Rate
DentalCorp Perfect Smile ULC, 1st Lien Delayed Draw Term Loan	$52,847	$(892)
Heartland Dental LLC, Delayed Draw Term Loan	65,217	(1,114)
Mavis Tire Express Services Corp., Delayed Draw Term Loan	194,969	(1,118)
VT Topco, Inc., Delayed Draw Term Loan	79,837	(200)
Total	$392,870	$(3,324)

Unconstrained Bond
Mavis Tire Express Services Corp., Delayed Draw Term Loan	$109,910	$(262)
Total	$109,910	$(262)

Open secured loan participations and assignments at April 30, 2019, if any, are included within the Schedule of Investments.

Payment in-kind (“PIK”) securities: PIKs give the issuer the option of making interest payments in either cash or additional debt securities at each interest payment date. Those additional debt securities usually have the same terms, including maturity dates and interest rates, and associated risks as the original bonds. The daily market quotations of the original bonds may include the accrued interest (referred to as a “dirty price”) and require a pro-rata adjustment from Total distributable earnings (loss) to Interest within the Statements of Assets and Liabilities.

PIKs held at April 30, 2019, if any, are identified within the Schedule of Investments.

Real estate investment trusts (“REIT”): REITs are pooled investment vehicles which invest primarily in income producing real estate, or real estate related loans or interests. Distributions received by REITs are classified at management’s estimate of the dividend income, return of capital and capital gains. Estimates are based on information available at year-end, which includes the previous fiscal year’s classification. The actual amounts of dividend income, return of capital, and capital gains are only determined by each REIT after

Transamerica Funds	Semi-Annual Report 2019

NOTES TO FINANCIAL STATEMENTS (continued)

At April 30, 2019

(unaudited)

4. SECURITIES AND OTHER INVESTMENTS (continued)

the fiscal year end and may differ from the estimated amounts. Upon notification from the REITs, some of the distributions received may be re-classified and recorded as a return of capital or capital gains. There are certain additional risks involved in investing in REITs. These include, but are not limited to, economic conditions, changes in zoning laws, real estate values, property taxes, and interest rates.

REITs held at April 30, 2019, if any, are identified within the Schedule of Investments.

Restricted securities: The Funds may invest in unregulated restricted securities. Restricted securities are subject to legal or contractual restrictions on resale. Restricted securities generally may be resold in transactions exempt from registration under the Securities Act of 1933.

Restricted securities held at April 30, 2019, if any, are identified within the Schedule of Investments.

Treasury inflation-protected securities (“TIPS”): Certain Funds may invest in TIPS, which are fixed income securities whose principal value is periodically adjusted according to the rate of inflation/deflation. If the index measuring inflation/deflation rises or falls, the principal value of TIPS will be adjusted upward or downward, and consequently the interest payable on these securities (calculated with respect to a larger or smaller principal amount) will be increased or reduced, respectively. Repayment of the original bond principal upon maturity (as adjusted for inflation) is guaranteed in the case of U.S. Treasury inflation-indexed bonds and notes. For bonds and notes that do not provide a similar guarantee, the adjusted principal value of the bond repaid at maturity may be less than the original principal.

TIPS held at April 30, 2019, if any, are included within the Schedule of Investments. The adjustments, if any, to principal due to inflation/deflation are reflected as increases/decreases to Interest income within the Statements of Operations, with a corresponding adjustment to Investments, at cost within the Statements of Assets and Liabilities.

When-issued, delayed-delivery, forward, and to be announced (“TBA”) commitment transactions: The Funds may purchase or sell securities on a when-issued, delayed-delivery, forward and TBA commitment basis. When-issued and forward commitment transactions are made conditionally because a security, although authorized, has not yet been issued in the market. Settlement of such transactions normally occurs within a month or more after the purchase or sale commitment is made. The Funds engage in when-issued and forward commitment transactions to obtain an advantageous price and yield at the time of the transaction. The Funds engage in when-issued and forward commitment transactions for the purpose of acquiring securities, but may enter into a separate agreement to sell the securities before the settlement date. Since the value of securities purchased may fluctuate prior to settlement, the Funds may be required to pay more at settlement than the security is worth. In addition, the Funds are not entitled to any of the interest earned prior to settlement.

Delayed-delivery transactions involve a commitment by the Funds to purchase or sell securities for a predetermined price or yield, with payment and delivery taking place beyond the customary settlement period. When delayed-delivery transactions are outstanding, the Funds will segregate with their custodian either cash, U.S. government securities, or other liquid assets at least equal to the value or purchase commitments until payment is made. When purchasing a security on a delayed-delivery basis, the Funds assume the rights and risks of ownership of the security, including the risk of price and yield fluctuations. These transactions also involve a risk to the Funds if the other party to the transaction defaults on its obligation to make payment or delivery, and the Funds are delayed or prevented from completing the transaction. The Funds may dispose of or renegotiate a delayed-delivery transaction after it is entered into, which may result in a realized gain or loss. When the Funds sell a security on a delayed-delivery basis, the Funds do not participate in future gains and losses on the security.

TBA commitments are entered into to purchase or sell securities for a fixed price at a future date, typically not to exceed 45 days. TBAs are considered securities in themselves, and involve a risk of loss if the value of the security to be purchased declines, or the value of the security sold increases, prior to settlement date, in addition to the risk of decline in the value of the Funds’ other assets. Unsettled TBA commitments are valued at the current value of the underlying securities.

When-issued, delayed-delivery, forward and TBA commitment transactions held at April 30, 2019, if any, are identified within the Schedule of Investments. Open trades, if any, are reflected as When-issued, delayed-delivery, forward and TBA commitments purchased or sold within the Statements of Assets and Liabilities.

5. BORROWINGS AND OTHER FINANCING TRANSACTIONS

The Funds may engage in borrowing transactions as a means of raising cash to satisfy redemption requests, for other temporary or emergency purposes or, to the extent permitted by their investment policies, to raise additional cash to be invested in other securities or instruments. When the Funds invest borrowing proceeds in other securities, the Funds will bear the risk that the market value of the

Transamerica Funds	Semi-Annual Report 2019

NOTES TO FINANCIAL STATEMENTS (continued)

At April 30, 2019

(unaudited)

5. BORROWINGS AND OTHER FINANCING TRANSACTIONS (continued)

securities in which such proceeds are invested goes down and is insufficient to repay the borrowed proceeds. The Funds may borrow on a secured or on an unsecured basis. If the Funds enter into a secured borrowing arrangement, a portion of the Funds’ assets will be used as collateral. The 1940 Act requires the Funds to maintain asset coverage of at least 300% of the amount of their borrowings. Asset coverage means the ratio that the value of the Funds’ total assets, minus liabilities other than borrowings, bears to the aggregate amount of all borrowings. Although complying with this requirement has the effect of limiting the amount that the Funds may borrow, it does not otherwise mitigate the risks of entering into borrowing transactions.

Interfund lending: The Funds, along with other funds and portfolios advised by TAM, may participate in an interfund lending program pursuant to exemptive relief granted by the Securities and Exchange Commission on January 18, 2017. This program allows the Funds to lend to and borrow from other funds and portfolios advised by TAM. Interfund lending transactions are subject to the conditions of the exemptive relief which place limits on the amount of lending or borrowing a Fund may participate in under the program. Interest earned or paid on an interfund lending transaction will be based on the average of certain current market rates. As of April 30, 2019, the Funds have not utilized the program.

Repurchase agreements: In a repurchase agreement, the Funds purchase a security and simultaneously commit to resell that security to the seller at an agreed-upon price on an agreed-upon date. Securities purchased subject to a repurchase agreement are held at the Funds’ custodian, or designated sub-custodian related to tri-party repurchase agreements, and, pursuant to the terms of the repurchase agreement, must be collateralized by securities with an aggregate market value greater than or equal to 100% of the resale price. The Funds will bear the risk of value fluctuations until the securities can be sold and may encounter delays and incur costs in liquidating the securities. In the event of bankruptcy or insolvency of the seller, delays and costs may be incurred.

Repurchase agreements are subject to netting agreements, which are agreements between the Funds and their counterparties that provide for the net settlement of all transactions and collateral with the Funds, through a single payment, in the event of default or termination. Amounts presented within the Schedule of Investments, and as part of Repurchase agreements, at value within the Statements of Assets and Liabilities are shown on a gross basis. The value of the related collateral for each repurchase agreement, as reflected within the Schedule of Investments, exceeds the value of each repurchase agreement at April 30, 2019.

Repurchase agreements at April 30, 2019, if any, are included within the Schedule of Investments and Statements of Assets and Liabilities.

Securities lending: Securities are lent to qualified financial institutions and brokers. State Street serves as securities lending agent to the Funds pursuant to a Securities Lending Agreement. The lending of securities exposes the Funds to risks such as, the borrowers may fail to return the loaned securities, the borrowers may not be able to provide additional collateral, the Funds may experience delays in recovery of the loaned securities or delays in access to collateral, or the Funds may experience losses related to the investment collateral. To minimize certain risks, loan counterparties pledge cash collateral with a value of at least 102% of the current value of the loaned securities on non-U.S. fixed income investments, as well as on securities traded on U.S. exchanges. Loan counterparties pledge cash collateral with a value of at least 105% of the current value of the loaned securities for non-U.S. equity positions. The lending agent has agreed to indemnify the Funds in the case of default of any securities borrower.

Cash collateral received is invested in the State Street Navigator Securities Lending Trust—Government Money Market Portfolio, a money market mutual fund registered under the 1940 Act. By lending securities, the Funds seek to increase their net investment income through the receipt of interest and fees. Such income is reflected in Net income from securities lending within the Statements of Operations and is net of fees and rebates earned by the lending agent for its services.

The value of loaned securities and related collateral outstanding at April 30, 2019, if any, are shown on a gross basis within the Schedule of Investments and Statements of Assets and Liabilities.

Short sales: A short sale is a transaction in which the Funds sell securities they do not own, but have borrowed, in anticipation of a decline in the fair market value of the securities. The Funds are obligated to replace the borrowed securities at the market price at the time of replacement. The Funds’ obligation to replace the securities borrowed in connection with a short sale is fully secured by collateral deposited with the custodian. In addition, the Funds consider the short sale to be a borrowing by the Funds that is subject to the asset coverage requirements of the 1940 Act. Short sales represent an aggressive trading practice with a high risk/return potential, and short sales involve special considerations. Risks of short sales include that possible losses from short sales may be unlimited (e.g., if the price of stocks sold short rises), whereas losses from direct purchases of securities are limited to the total amount invested, and the Funds may be unable to replace borrowed securities sold short.

The Funds investing in short sales are liable for any dividends and/or interest payable on securities in a short position and these payables, if any, are reflected as Dividends, interest and fees for borrowings from securities sold short within the Statements of Assets

Transamerica Funds	Semi-Annual Report 2019

NOTES TO FINANCIAL STATEMENTS (continued)

At April 30, 2019

(unaudited)

5. BORROWINGS AND OTHER FINANCING TRANSACTIONS (continued)

and Liabilities. The Funds also bear other costs, such as charges for the prime brokerage accounts, in connection with short positions. These costs are reported as Dividends, interest and fees for borrowings from securities sold short within the Statements of Operations.

Open short sale transactions at April 30, 2019, if any, are included within the Schedule of Investments and are reflected in Securities sold short, at value within the Statements of Assets and Liabilities.

The following table reflects a breakdown of transactions accounted for as secured borrowings, the gross obligation by the type of collateral pledged, and the remaining contractual maturity of those transactions as of April 30, 2019. Funds not listed in the subsequent table have not entered into secured borrowing transactions.

	Remaining Contractual Maturity of the Agreements
	Overnight and Continuous	Less Than 30 Days	Between 30 & 90 Days	Greater Than 90 Days	Total
Balanced II
Securities Lending Transactions
Common Stocks	$231,819	$—	$—	$—	$231,819
Corporate Debt Securities	660,463	—	—	—	660,463
Total Securities Lending Transactions	$892,282	$—	$—	$—	$892,282
Total Borrowings	$892,282	$—	$—	$—	$892,282

Bond
Securities Lending Transactions
Corporate Debt Securities	$17,739,077	$—	$—	$—	$17,739,077
Foreign Government Obligations	1,574,276	—	—	—	1,574,276
Total Securities Lending Transactions	$19,313,353	$—	$—	$—	$19,313,353
Total Borrowings	$19,313,353	$—	$—	$—	$19,313,353

Capital Growth
Securities Lending Transactions
Common Stocks	$83,918,788	$—	$—	$—	$83,918,788
Total Borrowings	$83,918,788	$—	$—	$—	$83,918,788

Concentrated Growth
Securities Lending Transactions
Common Stocks	$619,800	$—	$—	$—	$619,800
Total Borrowings	$619,800	$—	$—	$—	$619,800

Dynamic Allocation
Securities Lending Transactions
Exchange-Traded Funds	$691,049	$—	$—	$—	$691,049
Total Borrowings	$691,049	$—	$—	$—	$691,049

Dynamic Income
Securities Lending Transactions
Exchange-Traded Funds	$39,981,553	$—	$—	$—	$39,981,553
Total Borrowings	$39,981,553	$—	$—	$—	$39,981,553

Emerging Markets Debt
Securities Lending Transactions
Corporate Debt Securities	$18,901,839	$—	$—	$—	$18,901,839
Foreign Government Obligations	5,049,126	—	—	—	5,049,126
Common Stocks	78,638	—	—	—	78,638
Total Securities Lending Transactions	$24,029,603	$—	$—	$—	$24,029,603
Total Borrowings	$24,029,603	$—	$—	$—	$24,029,603

Transamerica Funds	Semi-Annual Report 2019

NOTES TO FINANCIAL STATEMENTS (continued)

At April 30, 2019

(unaudited)

5. BORROWINGS AND OTHER FINANCING TRANSACTIONS (continued)

	Remaining Contractual Maturity of the Agreements
	Overnight and Continuous	Less Than 30 Days	Between 30 & 90 Days	Greater Than 90 Days	Total
Emerging Markets Equity
Securities Lending Transactions
Common Stocks	$13,495,538	$—	$—	$—	$13,495,538
Total Borrowings	$13,495,538	$—	$—	$—	$13,495,538

Event Driven
Securities Lending Transactions
Common Stocks	$863,520	$—	$—	$—	$863,520
Convertible Bonds	5,790,833	—	—	—	5,790,833
Total Securities Lending Transactions	$6,654,353	$—	$—	$—	$6,654,353
Total Borrowings	$6,654,353	$—	$—	$—	$6,654,353

Floating Rate
Securities Lending Transactions
Corporate Debt Securities	$2,196,181	$—	$—	$—	$2,196,181
Exchange-Traded Funds	676,186	—	—	—	676,186
Total Securities Lending Transactions	$2,872,367	$—	$—	$—	$2,872,367
Total Borrowings	$2,872,367	$—	$—	$—	$2,872,367

Global Equity
Securities Lending Transactions
Common Stocks	$4,029,530	$—	$—	$—	$4,029,530
Total Borrowings	$4,029,530	$—	$—	$—	$4,029,530

Growth
Securities Lending Transactions
Common Stocks	$1,984,525	$—	$—	$—	$1,984,525
Total Borrowings	$1,984,525	$—	$—	$—	$1,984,525

High Quality Bond
Securities Lending Transactions
Corporate Debt Securities	$195,960	$—	$—	$—	$195,960
Total Borrowings	$195,960	$—	$—	$—	$195,960

High Yield Bond
Securities Lending Transactions
Corporate Debt Securities	$83,563,985	$—	$—	$—	$83,563,985
Total Borrowings	$83,563,985	$—	$—	$—	$83,563,985

High Yield Muni
Securities Lending Transactions
Investment Companies	$9,600	$—	$—	$—	$9,600
Total Borrowings	$9,600	$—	$—	$—	$9,600

Inflation Opportunities
Securities Lending Transactions
Corporate Debt Securities	$404,790	$—	$—	$—	$404,790
Total Borrowings	$404,790	$—	$—	$—	$404,790

Inflation-Protected Securities
Securities Lending Transactions
Corporate Debt Securities	$792,340	$—	$—	$—	$792,340
Total Borrowings	$792,340	$—	$—	$—	$792,340

Transamerica Funds	Semi-Annual Report 2019

NOTES TO FINANCIAL STATEMENTS (continued)

At April 30, 2019

(unaudited)

5. BORROWINGS AND OTHER FINANCING TRANSACTIONS (continued)

	Remaining Contractual Maturity of the Agreements
	Overnight and Continuous	Less Than 30 Days	Between 30 & 90 Days	Greater Than 90 Days	Total
Intermediate Bond
Securities Lending Transactions
Corporate Debt Securities	$10,972,170	$—	$—	$—	$10,972,170
Foreign Government Obligations	3,028,145	—	—	—	3,028,145
Total Securities Lending Transactions	$14,000,315	$—	$—	$—	$14,000,315
Total Borrowings	$14,000,315	$—	$—	$—	$14,000,315

International Equity
Securities Lending Transactions
Common Stocks	$102,634,993	$—	$—	$—	$102,634,993
Total Borrowings	$102,634,993	$—	$—	$—	$102,634,993

International Growth
Securities Lending Transactions
Common Stocks	$42,929,310	$—	$—	$—	$42,929,310
Total Borrowings	$42,929,310	$—	$—	$—	$42,929,310

International Small Cap Value
Securities Lending Transactions
Common Stocks	$11,278,562	$—	$—	$—	$11,278,562
Total Borrowings	$11,278,562	$—	$—	$—	$11,278,562

Large Cap Value
Securities Lending Transactions
Common Stocks	$68,265,522	$—	$—	$—	$68,265,522
Total Borrowings	$68,265,522	$—	$—	$—	$68,265,522

Large Core
Securities Lending Transactions
Common Stocks	$392,065	$—	$—	$—	$392,065
Total Borrowings	$392,065	$—	$—	$—	$392,065

Large Growth
Securities Lending Transactions
Common Stocks	$3,933,375	$—	$—	$—	$3,933,375
Total Borrowings	$3,933,375	$—	$—	$—	$3,933,375

Mid Cap Value Opportunities
Securities Lending Transactions
Common Stocks	$26,267,028	$—	$—	$—	$26,267,028
Total Borrowings	$26,267,028	$—	$—	$—	$26,267,028

MLP & Energy Income
Securities Lending Transactions
Master Limited Partnerships	$533,275	$—	$—	$—	$533,275
Total Borrowings	$533,275	$—	$—	$—	$533,275

Multi-Managed Balanced
Securities Lending Transactions
Common Stocks	$165,185	$—	$—	$—	$165,185
Corporate Debt Securities	5,608,180	—	—	—	5,608,180
Foreign Government Obligations	1,223,886	—	—	—	1,223,886
Total Securities Lending Transactions	$6,997,251	$—	$—	$—	$6,997,251
Total Borrowings	$6,997,251	$—	$—	$—	$6,997,251

Transamerica Funds	Semi-Annual Report 2019

NOTES TO FINANCIAL STATEMENTS (continued)

At April 30, 2019

(unaudited)

5. BORROWINGS AND OTHER FINANCING TRANSACTIONS (continued)

	Remaining Contractual Maturity of the Agreements
	Overnight and Continuous	Less Than 30 Days	Between 30 & 90 Days	Greater Than 90 Days	Total
Short-Term Bond
Securities Lending Transactions
Corporate Debt Securities	$16,215,548	$—	$—	$—	$16,215,548
Total Borrowings	$16,215,548	$—	$—	$—	$16,215,548

Small Cap Core
Securities Lending Transactions
Common Stocks	$5,908,423	$—	$—	$—	$5,908,423
Total Borrowings	$5,908,423	$—	$—	$—	$5,908,423

Small Cap Growth
Securities Lending Transactions
Common Stocks	$4,629,001	$—	$—	$—	$4,629,001
Total Borrowings	$4,629,001	$—	$—	$—	$4,629,001

Small Cap Value
Securities Lending Transactions
Common Stocks	$14,963,701	$—	$—	$—	$14,963,701
Total Borrowings	$14,963,701	$—	$—	$—	$14,963,701

Small/Mid Cap Value
Securities Lending Transactions
Common Stocks	$14,551,515	$—	$—	$—	$14,551,515
Total Borrowings	$14,551,515	$—	$—	$—	$14,551,515

Strategic High Income
Securities Lending Transactions
Preferred Stocks	$7,984	$—	$—	$—	$7,984
Corporate Debt Securities	3,073,964	—	—	—	3,073,964
Total Securities Lending Transactions	$3,081,948	$—	$—	$—	$3,081,948
Total Borrowings	$3,081,948	$—	$—	$—	$3,081,948

Unconstrained Bond
Securities Lending Transactions
Corporate Debt Securities	$7,400,317	$—	$—	$—	$7,400,317
Preferred Stocks	1,209,175	—	—	—	1,209,175
Total Securities Lending Transactions	$8,609,492	$—	$—	$—	$8,609,492
Total Borrowings	$8,609,492	$—	$—	$—	$8,609,492

Transamerica US Growth
Securities Lending Transactions
Common Stocks	$347,550	$—	$—	$—	$347,550
Total Borrowings	$347,550	$—	$—	$—	$347,550

6. RISK EXPOSURES AND THE USE OF DERIVATIVE INSTRUMENTS

The Funds’ investment objectives allow the Funds to use various types of derivative contracts, including option contracts, swap agreements, futures contracts, and forward foreign currency contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or OTC.

Transamerica Funds	Semi-Annual Report 2019

NOTES TO FINANCIAL STATEMENTS (continued)

At April 30, 2019

(unaudited)

6. RISK EXPOSURES AND THE USE OF DERIVATIVE INSTRUMENTS (continued)

Market Risk Factors: In pursuit of the Funds’ investment objectives, the Funds may seek to use derivatives to increase or decrease their exposure to certain market risks, including:

Interest rate risk: Interest rate risk relates to the fluctuations in the value of fixed income securities due to changes in the prevailing levels of market interest rates.

Foreign exchange rate risk: Foreign exchange rate risk relates to fluctuations in the value of an asset or liability due to changes in the currency exchange rates.

Equity risk: Equity risk relates to the change in value of equity securities as they relate to increases or decreases in the general market.

Credit risk: Credit risk relates to the ability of the issuer of a financial instrument to make further principal or interest payments on an obligation or commitment that it has to the Funds.

Commodity risk: Commodity risk relates to the change in value of commodities or commodity indices as they relate to increases or decreases in the commodities market. Commodities are physical assets that have tangible properties. Examples of these types of assets are crude oil, heating oil, metals, livestock, and agricultural products.

The Funds are also exposed to additional risks from investing in derivatives, such as liquidity and counterparty credit risk. Liquidity risk is the risk that the Funds will be unable to sell or close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligations to the Funds. Investing in derivatives may also involve greater risks than investing directly in the underlying assets, such as losses in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

The Funds’ exposure to market risk factors and certain other associated risks are summarized by derivative type as follows:

Option contracts: The Funds are subject to equity risk, interest rate risk, and foreign exchange rate risk in the normal course of pursuing their investment objectives. The Funds, with the exception of High Yield Bond and Government Money Market, may enter into option contracts to manage exposure to various market fluctuations. The Funds may purchase or write call and put options on securities and derivative instruments in which each Fund owns or may invest. Options are valued at the average of the bid and ask price established each day at the close of the board of trade or exchange on which they are traded. Options are marked-to-market daily to reflect the current value of the option. The primary risks associated with options are an imperfect correlation between the change in value of the securities held and the prices of the option contracts, the possibility of an illiquid market, and an inability of the counterparty to meet the contract terms. Options can be traded through an exchange or through privately negotiated arrangements with a dealer in an OTC transaction. Options traded on an exchange are generally cleared through a clearinghouse such as the Options Clearing Corp.

Options on exchange-traded funds and/or securities: The Funds may purchase or write options on ETFs and/or securities. Purchasing or writing options on ETFs and/or securities gives the Funds the right, but not the obligation to buy or sell a specified ETF and/or security as an underlying instrument for the option contract.

Options on foreign currency: The Funds may purchase or write foreign currency options. Purchasing or writing options on foreign currency gives the Funds the right, but not the obligation to buy or sell the currency and will specify the amount of currency and a rate of exchange that may be exercised by a specified date.

Options on indices: The Funds may purchase or write options on indices. Purchasing or writing an option on indices gives the Funds the right, but not the obligation to buy or sell the cash from the underlying index. The exercise of the option will result in a cash transfer and gain or loss depends on the change in the underlying index.

Options on futures: The Funds may purchase or write options on futures. Purchasing or writing options on futures gives the Funds the right, but not obligation to buy or sell a position on a futures contract at the specified option exercise price at any time during the period of the option.

Interest rate swaptions: The Funds may purchase or write interest rate swaption agreements which are options to enter into a pre-defined swap agreement by some specific date in the future. The writer of the swaption becomes the counterparty to the swap if the buyer exercises. The interest rate swaption agreement will specify whether the buyer of the swaption will be a fixed-rate receiver or a fixed-rate payer upon exercise.

Transamerica Funds	Semi-Annual Report 2019

NOTES TO FINANCIAL STATEMENTS (continued)

At April 30, 2019

(unaudited)

6. RISK EXPOSURES AND THE USE OF DERIVATIVE INSTRUMENTS (continued)

Purchased options: Purchasing call options tends to increase exposure to the underlying instrument. Purchasing put options tends to decrease exposure to the underlying instrument. The Funds pay premiums, which are included within the Statements of Assets and Liabilities as an investment and subsequently marked-to-market to reflect the current value of the option. The risk associated with purchasing put and call options is limited to the premium paid. Premiums paid from options which expire are treated as realized losses. Premiums paid for purchasing options which are exercised or closed are added to the amounts paid or offset against the proceeds on the underlying instrument to determine the realized gain or loss.

Written options: Writing call options tends to decrease exposure to the underlying instrument. Writing put options tends to increase exposure to the underlying instrument. When the Funds write a covered call or put option, the premium received is recorded as a liability within the Statements of Assets and Liabilities and is subsequently marked-to-market to reflect the current market value of the option written. Premiums received from written options which expire unexercised are treated as realized gains. Premiums received from writing options which are exercised or closed are added to the proceeds or offset against amounts paid on the underlying instrument to determine the realized gain or loss. In writing an option, the Funds bear the market risk of an unfavorable change in the price of the security or currency underlying the written option. Exercise of an option written by the Funds could result in the Funds selling or buying a security or currency at a price different from the current market value.

Open option contracts at April 30, 2019, if any, are included within the Schedule of Investments. The value of purchased option contracts, as applicable, is shown in Investments, at value within the Statements of Assets and Liabilities . The value of written option contracts, as applicable, is shown in Written options and swaptions, at value within the Statements of Assets and Liabilities.

Swap agreements: Swap agreements are bilaterally negotiated agreements between the Funds and a counterparty to exchange or swap investments, cash flows, assets, foreign currencies, or market-linked returns at specified, future intervals. Swap agreements can be executed in a bilateral privately negotiated arrangement with a dealer in an OTC transaction or executed on a regular market. Certain swaps regardless of the venue of execution are required to be cleared through a clearinghouse (“centrally cleared swap agreements”). Centrally cleared swap agreements listed or traded on a multilateral platform, are valued at the daily settlement price determined by the corresponding exchange. For centrally cleared credit default swap agreements the clearing exchange requires all members to provide applicable levels across complete term levels. Centrally cleared interest rate swap agreements are valued using a pricing model that references the underlying rates including but not limited to the overnight index swap rate and London Interbank Offered Rate (“LIBOR”) forward rate to calculate the daily settlement price. The Funds, with the exception of Government Money Market, may enter into credit default, cross-currency, interest rate, total return, including contracts for difference (“CFD”), and other forms of swap agreements to manage exposure to credit, currency, interest rate, and commodity risks. In connection with these agreements, securities or cash may be identified as collateral or margin in accordance with the terms of the respective swap agreements to provide assets of value and recourse in the event of default or bankruptcy/insolvency. Centrally cleared swap agreements are marked-to-market daily based upon values from third party vendors, which may include a registered exchange, or quotations from market makers to the extent available and the change in value, if any, is recorded as Variation margin receivable (payable) on centrally cleared swap agreements within the Statements of Assets and Liabilities.

For OTC swap agreements, payments received or made at the beginning of the measurement period are reflected in OTC swap agreements, at value within the Statements of Assets and Liabilities and represent payments made or received upon entering into the swap agreements to compensate for differences between the stated terms of the swap agreement and prevailing market conditions (credit spreads, currency exchange rates, interest rates, and other relevant factors). Additionally, these upfront payments, as well as any periodic payments received or paid by the Fund, including any liquidation payment received or made at the termination of the swap are recorded as part of Net realized gain (loss) on swap agreements within the Statements of Operations.

Interest rate swap agreements: The Funds are subject to interest rate risk exposure in the normal course of pursuing their investment objectives. Because the Funds hold fixed rate bonds, the value of these bonds may decrease if interest rates rise. To help hedge against this risk, the Funds enter into interest rate swap agreements. Under an interest rate swap agreement, two parties will exchange cash flows based on a notional principal amount. Funds with interest rate agreements can elect to pay a fixed rate and receive a floating rate, or receive a fixed rate and pay a floating rate, on a notional principal amount. The risks of interest rate swap agreements include changes in market conditions which will affect the value of the contract or the cash flows, and the possible inability of the counterparty to fulfill its obligations under the agreement. The Funds’ maximum risk of loss from counterparty credit risk is the discounted net value of the cash flows to be received from/paid to the counterparties over the contracts’ remaining lives, to the extent that amount is positive. This risk is mitigated by having a master netting arrangement between the Funds and the counterparty, and by the posting of collateral.

Total return swap agreements: The Funds are subject to commodity risk, equity risk, and other risks related to the underlying investments of the swap agreement, including CFDs, in the normal course of pursuing their investment objectives. The value of the

Transamerica Funds	Semi-Annual Report 2019

NOTES TO FINANCIAL STATEMENTS (continued)

At April 30, 2019

(unaudited)

6. RISK EXPOSURES AND THE USE OF DERIVATIVE INSTRUMENTS (continued)

commodity-linked investments held by the Funds can be affected by a variety of factors, including, but not limited to, overall market movements and other factors affecting the value of particular industries or commodities, such as weather, disease, embargoes, acts of war or terrorism, or political and regulatory developments. Commodity-linked derivatives are available from a relatively small number of issuers, subjecting a Fund’s investments in commodity-linked derivatives to counterparty risk, which is the risk that the issuer of the commodity-linked derivative will not fulfill its contractual obligations. Total return swap agreements on commodities involve commitments whereby cash flows are exchanged based on the price of a commodity in exchange for either a fixed or floating price or rate. One party would receive payments based on the market value of the commodity involved and pay a fixed amount. Total return swap agreements on indices involve commitments to pay interest in exchange for a market-linked return. One counterparty pays out the total return of a specific reference entity, which may be an equity, index, or bond, and in return receives a regular stream of payments.

Open centrally cleared swap agreements and open OTC swap agreements at April 30, 2019, if any, are listed within the Schedule of Investments.

Futures contracts: The Funds are subject to equity and commodity risk, interest rate risk, and foreign exchange rate risk in the normal course of pursuing their investment objectives. The Funds, use futures contracts to gain exposure to, or hedge against, changes in the value of equities and commodities, interest rates, or foreign currencies. A futures contract represents a commitment for the future purchase or sale of an asset at a specified price on a specified date. Upon entering into such contracts, the Funds are required to deposit with the broker, either in cash or in securities, an initial margin in an amount equal to a certain percentage of the contract amount. Subsequent payments (variation margin) are paid or received by the Funds, depending on the daily fluctuations in the value of the contract, and are recorded for financial statement purposes as unrealized gains or losses by the Funds. Upon entering into such contracts, the Funds bear the risk of equity and commodity prices, interest rates, or exchange rates moving unexpectedly, in which case, the Funds may not achieve the anticipated benefits of the futures contracts and may realize losses. With futures, there is minimal counterparty credit risk to the Funds since futures are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees the futures against default. Futures contracts are generally entered into on a regulated futures exchange and cleared through a clearinghouse associated with the exchange.

Open futures contracts at April 30, 2019, if any, are listed within the Schedule of Investments. Variation margin, if applicable, is shown in Variation margin receivable or payable on futures contracts within the Statements of Assets and Liabilities.

Forward foreign currency contracts: The Funds are subject to foreign exchange rate risk exposure in the normal course of pursuing their investment objectives. The Funds, with the exception of Government Money Market, may enter into forward foreign currency contracts to hedge against exchange rate risk arising from investments in securities denominated in foreign currencies. Additionally, Bond utilizes forward foreign currency contracts for speculative purposes. Forward foreign currency contracts are marked-to-market daily, with the change in value recorded as an unrealized gain or loss and is shown in Unrealized appreciation (depreciation) on forward foreign currency contracts within the Statements of Assets and Liabilities. When the contracts are settled, a realized gain or loss is incurred and is shown in Net realized gain (loss) on forward foreign currency contracts within the Statements of Operations. Risks may arise from changes in market value of the underlying currencies and from the possible inability of counterparties to meet the terms of their contracts. Forward foreign currency contracts are traded in the OTC inter-bank currency dealer market.

Open forward foreign currency contracts at April 30, 2019, if any, are listed within the Schedule of Investments.

The following is a summary of the location and each Fund’s fair values of derivative investments disclosed, if any, within the Statements of Assets and Liabilities, categorized by primary market risk exposure as of April 30, 2019. Funds not listed in the subsequent tables do not have direct exposure to derivative investments during the period.

Asset Derivatives
Fund/Location	Interest Rate Contracts	Foreign Exchange Contracts	Equity Contracts	Credit Contracts	Commodity Contracts	Total
Balanced II
Futures contracts:
Total distributable earnings (accumulated losses) (A) (B)	$—	$—	$10,788	$—	$—	$10,788
Total	$—	$—	$10,788	$—	$—	$10,788

Transamerica Funds	Semi-Annual Report 2019

NOTES TO FINANCIAL STATEMENTS (continued)

At April 30, 2019

(unaudited)

6. RISK EXPOSURES AND THE USE OF DERIVATIVE INSTRUMENTS (continued)

Asset Derivatives
Fund/Location	Interest Rate Contracts	Foreign Exchange Contracts	Equity Contracts	Credit Contracts	Commodity Contracts	Total
Capital Growth
Purchased options and swaptions:
Investments, at value (A)	$—	$256,116	$—	$—	$—	$256,116
Total	$—	$256,116	$—	$—	$—	$256,116

Dynamic Allocation
Purchased options and swaptions:
Investments, at value (A)	$—	$—	$106,280	$—	$—	$106,280
Total	$—	$—	$106,280	$—	$—	$106,280

Emerging Markets Debt
Forward foreign currency contracts:
Unrealized appreciation on forward foreign currency contracts	$—	$262,385	$—	$—	$—	$262,385
Total	$—	$262,385	$—	$—	$—	$262,385

Event Driven
Purchased options and swaptions:
Investments, at value (A)	$—	$—	$58,000	$—	$—	$58,000
OTC Swaps:
OTC swap agreements, at value	16,657	—	—	—	—	16,657
Total	$16,657	$—	$58,000	$—	$—	$74,657

Inflation Opportunities
Forward foreign currency contracts:
Unrealized appreciation on forward foreign currency contracts	$—	$129,743	$—	$—	$—	$129,743
Total	$—	$129,743	$—	$—	$—	$129,743

Inflation-Protected Securities
Forward foreign currency contracts:
Unrealized appreciation on forward foreign currency contracts	$—	$101,124	$—	$—	$—	$101,124
Total	$—	$101,124	$—	$—	$—	$101,124

Multi-Managed Balanced
Futures contracts:
Total distributable earnings (accumulated losses) (A) (B)	$—	$—	$205,750	$—	$—	$205,750
Total	$—	$—	$205,750	$—	$—	$205,750

Liability Derivatives
Fund/Location	Interest Rate Contracts	Foreign Exchange Contracts	Equity Contracts	Credit Contracts	Commodity Contracts	Total
Emerging Markets Debt
Forward foreign currency contracts:
Unrealized depreciation on forward foreign currency contracts	$—	$(232,680)	$—	$—	$—	$(232,680)
Total	$—	$(232,680)	$—	$—	$—	$(232,680)

Transamerica Funds	Semi-Annual Report 2019

NOTES TO FINANCIAL STATEMENTS (continued)

At April 30, 2019

(unaudited)

6. RISK EXPOSURES AND THE USE OF DERIVATIVE INSTRUMENTS (continued)

Liability Derivatives
Fund/Location	Interest Rate Contracts	Foreign Exchange Contracts	Equity Contracts	Credit Contracts	Commodity Contracts	Total
Event Driven
Futures contracts:
Total distributable earnings (accumulated losses) (A) (B)	$—	$—	$(204,475)	$—	$—	$(204,475)
Forward foreign currency contracts:
Unrealized depreciation on forward foreign currency contracts	—	(62,823)	—	—	—	(62,823)
Total	$—	$(62,823)	$(204,475)	$—	$—	$(267,298)

Inflation Opportunities
Forward foreign currency contracts:
Unrealized depreciation on forward foreign currency contracts	$—	$(21,460)	$—	$—	$—	$(21,460)
Total	$—	$(21,460)	$—	$—	$—	$(21,460)

Unconstrained Bond
Futures contracts:
Total distributable earnings (accumulated losses) (A) (B)	$(2,157,863)	$—	$—	$—	$—	$(2,157,863)
Total	$(2,157,863)	$—	$—	$—	$—	$(2,157,863)

(A)	May include exchange-traded derivatives which are not subject to a master netting arrangement, or another similar arrangement.
(B)	Included within Unrealized Appreciation (Depreciation) on futures contracts as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statements of Assets and Liabilities.

The following is a summary of the location and the effect of derivative investments, if any, within the Statements of Operations, categorized by primary market risk exposure as of April 30, 2019.

Realized Gain (Loss) on Derivative Instruments
Fund/Location	Interest Rate Contracts	Foreign Exchange Contracts	Equity Contracts	Credit Contracts	Commodity Contracts	Total
Balanced II
Futures contracts	$—	$—	$60,449	$—	$—	$60,449
Total	$—	$—	$60,449	$—	$—	$60,449

Capital Growth
Purchased options and swaptions (A)	$—	$(1,666,106)	$—	$—	$—	$(1,666,106)
Total	$—	$(1,666,106)	$—	$—	$—	$(1,666,106)

Dynamic Allocation
Purchased options and swaptions (A)	$—	$—	$(68,709)	$—	$—	$(68,709)
Total	$—	$—	$(68,709)	$—	$—	$(68,709)

Emerging Markets Debt
Forward foreign currency contracts	$—	$(222,776)	$—	$—	$—	$(222,776)
Total	$—	$(222,776)	$—	$—	$—	$(222,776)

Transamerica Funds	Semi-Annual Report 2019

NOTES TO FINANCIAL STATEMENTS (continued)

At April 30, 2019

(unaudited)

6. RISK EXPOSURES AND THE USE OF DERIVATIVE INSTRUMENTS (continued)

Realized Gain (Loss) on Derivative Instruments
Fund/Location	Interest Rate Contracts	Foreign Exchange Contracts	Equity Contracts	Credit Contracts	Commodity Contracts	Total
Event Driven
Purchased options and swaptions	$—	$—	$(381,489)	$—	$—	$(381,489)
Written options and swaptions	—	—	152,074	—	—	152,074
Swap agreements	190,725	—	—	—	—	190,725
Futures contracts	(63,741)	—	(556,125)	—	—	(619,866)
Forward foreign currency contracts	—	66,055	—	—	—	66,055
Total	$126,984	$66,055	$(785,540)	$—	$—	$(592,501)

Inflation Opportunities
Forward foreign currency contracts	$—	$428,134	$—	$—	$—	$428,134
Total	$—	$428,134	$—	$—	$—	$428,134

Inflation-Protected Securities
Futures contracts	$—	$—	$(5,416)	$—	$—	$(5,416)
Forward foreign currency contracts	—	217,625	—	—	—	217,625
Total	$—	$217,625	$(5,416)	$—	$—	$212,209

Multi-Managed Balanced
Futures contracts	$—	$—	$653,021	$—	$—	$653,021
Total	$—	$—	$653,021	$—	$—	$653,021

Unconstrained Bond
Futures contracts	$(1,750,495)	$—	$—	$—	$—	$(1,750,495)
Forward foreign currency contracts	—	228,599	—	—	—	228,599
Total	$(1,750,495)	$228,599	$—	$—	$—	$(1,521,896)

Net Change in Unrealized Appreciation (Depreciation) on Derivative Instruments
Fund/Location	Interest Rate Contracts	Foreign Exchange Contracts	Equity Contracts	Credit Contracts	Commodity Contracts	Total
Balanced II
Futures contracts	$—	$—	$1,717	$—	$—	$1,717
Total	$—	$—	$1,717	$—	$—	$1,717

Capital Growth
Purchased options and swaptions (B)	$—	$(2,927,322)	$—	$—	$—	$(2,927,322)
Total	$—	$(2,927,322)	$—	$—	$—	$(2,927,322)

Dynamic Allocation
Purchased options and swaptions (B)	$—	$—	$(94,308)	$—	$—	$(94,308)
Total	$—	$—	$(94,308)	$—	$—	$(94,308)

Emerging Markets Debt
Forward foreign currency contracts	$—	$432,732	$—	$—	$—	$432,732
Total	$—	$432,732	$—	$—	$—	$432,732

Event Driven
Purchased options and swaptions (B)	$—	$—	$29,598	$—	$—	$29,598
Written options and swaptions	—	—	(31,292)	—	—	(31,292)
Swap agreements	(62,517)	—	—	—	—	(62,517)
Futures contracts	10,073	—	(204,475)	—	—	(194,402)
Forward foreign currency contracts	—	(95,950)	—	—	—	(95,950)
Total	$(52,444)	$(95,950)	$(206,169)	$—	$—	$(354,563)

Transamerica Funds	Semi-Annual Report 2019

NOTES TO FINANCIAL STATEMENTS (continued)

At April 30, 2019

(unaudited)

6. RISK EXPOSURES AND THE USE OF DERIVATIVE INSTRUMENTS (continued)

Net Change in Unrealized Appreciation (Depreciation) on Derivative Instruments
Fund/Location	Interest Rate Contracts	Foreign Exchange Contracts	Equity Contracts	Credit Contracts	Commodity Contracts	Total
Inflation Opportunities
Forward foreign currency contracts	$—	$(482,817)	$—	$—	$—	$(482,817)
Total	$—	$(482,817)	$—	$—	$—	$(482,817)

Inflation-Protected Securities
Forward foreign currency contracts	$—	$(174,412)	$—	$—	$—	$(174,412)
Total	$—	$(174,412)	$—	$—	$—	$(174,412)

Multi-Managed Balanced
Futures contracts	$—	$—	$416,117	$—	$—	$416,117
Total	$—	$—	$416,117	$—	$—	$416,117

Unconstrained Bond
Futures contracts	$(3,744,277)	$—	$—	$—	$—	$(3,744,277)
Forward foreign currency contracts	—	(241,906)	—	—	—	(241,906)
Total	$(3,744,277)	$(241,906)	$—	$—	$—	$(3,986,183)

(A)	Included within Net realized gain (loss) on Investments in the Statements of Operations.
(B)	Included within Net change in unrealized appreciation (depreciation) in Investments in the Statements of Operations.

The following is a summary of the ending monthly average volume on derivative activity during the period ended April 30, 2019.

	Purchased Options and Swaptions at value		Written Options and Swaptions at value		Swap Agreements at Notional Amount	Futures Contracts at Notional Amount		Forward Foreign Currency Contracts at Contract Amount
Fund	Calls	Puts	Calls	Puts		Long	Short	Purchased	Sold	Cross Currency
Balanced II	$—	$—	$—	$—	$—	$1,018,163	$—	$—	$—	$—
Capital Growth	15,147,894	—	—	—	—	—	—	—	—	—
Dynamic Allocation	—	173,455	—	—	—	—	—	—	—	—
Emerging Markets Debt	—	—	—	—	—	—	—	57,343,401	26,613,480	—
Event Driven	200,739	40,809	(34,820)	(886)	5,371,429	—	(2,827,046)	88,634	10,831,181	—
Inflation Opportunities	—	—	—	—	—	—	—	215,379	23,021,752	—
Inflation-Protected Securities	—	—	—	—	—	—	—	2,114,965	15,967,793	—
Multi-Managed Balanced	—	—	—	—	—	6,994,604	—	—	—	—
Unconstrained Bond	—	—	—	—	—	—	(154,362,779)	993,431	2,052,175	—

The Funds typically enter into International Swaps and Derivatives Association, Inc. Master Agreements (“ISDA Master Agreements”) or similar master agreements (collectively, “Master Agreements”) with their contract counterparties for certain OTC derivatives in order to, among other things, reduce credit risk to counterparties.

ISDA Master Agreements include provisions for general obligations, representations, collateral and events of default or termination. Under an ISDA Master Agreement, the Funds typically may offset with the counterparty certain OTC derivative financial instruments payables and/or receivables with collateral held and/or posted and create one single net payment (close-out netting) in the event of default, termination and/or potential deterioration in the credit quality of the counterparty.

Various Master Agreements govern the terms of certain transactions with counterparties and typically attempt to reduce the counterparty risk associated with such transactions by specifying credit protection mechanisms and providing standardization that improves legal certainty. Cross-termination provisions under Master Agreements typically provide that a default in connection with one transaction between the Funds and a counterparty gives the non-defaulting party the right to terminate any other transactions in place with the defaulting party to create one single net payment due to/due from the defaulting party and may be a feature in certain Master Agreements. In the event the Funds exercise their right to terminate a Master Agreement after a counterparty experiences a termination event as defined in the Master Agreement, the return of collateral with market value in excess of the Funds’ net liability may be delayed or denied.

Transamerica Funds	Semi-Annual Report 2019

NOTES TO FINANCIAL STATEMENTS (continued)

At April 30, 2019

(unaudited)

6. RISK EXPOSURES AND THE USE OF DERIVATIVE INSTRUMENTS (continued)

Collateral requirements: Collateral or margin requirements are set by the broker or exchange clearing house for exchange-traded derivatives (futures contracts, exchange-traded options, and exchange-traded swap agreements) while collateral terms are contract specific for OTC derivatives (forward foreign currency exchange contracts, OTC options, and OTC swap agreements). For OTC derivatives, under standard derivatives agreements, the Funds may be required to post collateral on derivatives if the Funds are in a net liability position with the counterparty exceeding certain amounts. Additionally, counterparties may immediately terminate derivatives contracts if the Funds fail to maintain sufficient asset coverage for its contracts or its net assets decline by stated percentages.

For financial reporting purposes, cash collateral that has been pledged or received at the custodian and/or broker to cover obligations of each Fund, if any, is reported separately in Cash collateral pledged at custodian and/or broker, and Cash collateral received by the broker within the Statements of Assets and Liabilities. Non-cash collateral pledged to each Fund, if any, is disclosed within the Schedule of Investments. Generally, the amount of collateral due from or to a party must exceed a minimum transfer amount threshold before a transfer has been made. To the extent amounts due to the Fund from its counterparties are not fully collateralized, contractually or otherwise, the Fund bears the risk of loss from counterparty non-performance.

The following is a summary of the Funds’ OTC derivative assets and liabilities by counterparty net of amounts available for offset under a master netting agreement and net of the related collateral received/pledged by the Funds as of April 30, 2019. For financial reporting purposes, the Funds do not offset assets and liabilities that are subject to a master netting agreement or similar arrangement on the Statements of Assets and Liabilities. See the Repurchase agreement section within the notes for offsetting and collateral information pertaining to repurchase agreements that are subject to master netting agreements. Funds not listed in the subsequent tables do not have master netting agreements for open derivative positions during the period.

	Gross Amounts of Assets Presented within Statements of Assets and Liabilities (A)	Gross Amounts Not Offset within Statements of Assets and Liabilities		Net Amount	Gross Amounts of Liabilities Presented within Statements of Assets and Liabilities (A)	Gross Amounts Not Offset within Statements of Assets and Liabilities		Net Amount
Counterparty		Financial Instruments	Collateral Received (B)			Financial Instruments	Collateral Pledged (B)
	Assets				Liabilities
Capital Growth
BNP Paribas	$229,974	$—	$(229,974)	$—	$—	$—	$—	$—
Royal Bank of Scotland PLC	26,142	—	(26,142)	—	—	—	—	—

Total	$256,116	$—	$(256,116)	$—	$—	$—	$—	$—

Emerging Markets Debt
Other Derivatives (C)	$262,385	$—	$—	$262,385	$232,680	$—	$—	$232,680

Total	$262,385	$—	$—	$262,385	$232,680	$—	$—	$232,680

Event Driven
Citibank, N.A.	$16,657	$—	$(16,657)	$—	$—	$—	$—	$—
Other Derivatives (C)	58,000	—	—	58,000	267,298	—	—	267,298

Total	$74,657	$—	$(16,657)	$58,000	$267,298	$—	$—	$267,298

Inflation Opportunities
J.P. Morgan Securities LLC	$129,743	$(21,460)	$(108,283)	$—	$21,460	$(21,460)	$—	$—

Total	$129,743	$(21,460)	$(108,283)	$—	$21,460	$(21,460)	$—	$—

Inflation-Protected Securities
J.P. Morgan Securities LLC	$101,124	$—	$—	$101,124	$—	$—	$—	$—

Total	$101,124	$—	$—	$101,124	$—	$—	$—	$—

(A)	Absent an event of default or early termination, OTC derivative assets and liabilities are presented gross and not offset within the Statements of Assets and Liabilities.
(B)	In some instances, the actual collateral received and/or pledged may be more than the amount shown due to overcollateralization.
(C)	Other Derivatives, which includes future contracts, exchange-traded options and exchange-traded swap agreements, are not subject to a master netting arrangement or another similar arrangement. The amount presented is intended to permit reconciliation to the amount presented within the Schedule of Investments.

7. RISK FACTORS

Investing in the Funds involves certain key risks related to the Funds’ trading activity. Please reference the Funds’ prospectuses for a more complete discussion of the following risk(s), as well as other risks of investing in the Funds.

Transamerica Funds	Semi-Annual Report 2019

NOTES TO FINANCIAL STATEMENTS (continued)

At April 30, 2019

(unaudited)

7. RISK FACTORS (continued)

Emerging market risk: Investments in the securities of issuers located in or principally doing business in emerging markets are subject to heightened foreign investments risks. Emerging market countries tend to have economic, political and legal systems and regulatory and accounting standards that are less fully developed, and that can be expected to be less stable. For example, the economies of such countries can be subject to rapid and unpredictable rate of inflation or deflation. Emerging market securities are often particularly sensitive to market movements because their market prices tend to reflect speculative expectations. Low trading volumes may result in a lack of liquidity and in extreme price volatility. A fund may be required to establish special custody or other arrangements before investing in emerging market countries. An investment in emerging market securities should be considered speculative.

Fixed income risk: The value of fixed income securities may go up or down, sometimes rapidly and unpredictably, due to general market conditions, such as real or perceived adverse economic or political conditions, inflation, changes in interest rates, lack of liquidity in the bond markets or adverse investor sentiment. In addition, the value of a fixed income security may decline if the issuer or other obligor of the security fails to pay principal and/or interest, otherwise defaults or has its credit rating downgraded or is perceived to be less creditworthy, or the credit quality or value of any underlying assets declines. If the value of fixed-income securities owned by the Fund fall, the value of your investment will go down. The value of your investment will generally go down when interest rates rise. Interest rates have been at historically low levels in the U.S., so the Fund faces a heightened risk that interest rates may rise. A general rise in interest rates may cause investors to move out of fixed-income securities on a large scale, which could adversely affect the price and liquidity of fixed-income securities. A rise in rates tends to have a greater impact on the prices of longer term or duration securities.

Foreign investment risk: Investing in securities of foreign issuers or issuers with significant exposure to foreign markets involves additional risk. Foreign countries in which the Fund may invest may have markets that are less liquid, less regulated, less transparent and more volatile than U.S. markets. The value of the Fund’s investments may decline because of factors affecting the particular issuer as well as foreign markets and issuers generally, such as unfavorable or unsuccessful government actions, reduction of government or central bank support, political or financial instability or other adverse economic or political developments. Lack of information and weaker accounting standards also may affect the value of these securities.

Government money market fund risk: Government Money Market operates as a “government” money market fund under new federal regulations. The Fund continues to use the special pricing and valuation conventions that currently facilitate a stable share price of $1.00, although there is no guarantee that the Fund will be able to maintain a $1.00 share price. The Fund does not currently intend to avail itself of the ability to impose “liquidity fees” and/or “gates” on fund redemptions, as permitted under the new regulations. However, the Board reserves the right, with notice to shareholders, to change this policy, thereby permitting the Fund to impose such fees and gates in the future.

Growth risk: Returns on growth stocks may not move in tandem with returns on other categories of stocks or the market as a whole. Growth stocks typically are particularly sensitive to market movements because their market prices tend to reflect future expectations. When it appears those expectations may not be met, the prices of growth securities typically fall. Growth stocks as a group may be out of favor and underperform the overall equity market for a long period of time, for example, while the market favors “value” stocks.

High-yield debt risk: High-yield debt securities, commonly referred to as “junk” bonds, are securities that are rated below “investment grade” or, if unrated, determined to be below investment grade by the sub-adviser. Changes in interest rates, the market’s perception of the issuers, the creditworthiness of the issuers and negative perceptions of the junk bond market generally may significantly affect the value of these bonds. Junk bonds are considered speculative, have a higher risk of default, tend to be less liquid and may be more difficult to value than higher grade securities. Junk bonds tend to be volatile and more susceptible to adverse events, credit downgrades and negative sentiments.

Inflation-protected security risk: Inflation-protected debt securities may react differently from other types of debt securities and tend to react to changes in “real” interest rates. Real interest rates represent nominal (stated) interest rates reduced by the expected impact of inflation. In general, the price of an inflation-protected debt security can fall when real interest rates rise, and can rise when real interest rates fall. Interest payments on inflation-protected debt securities can be unpredictable and will vary as the principal and/or interest is adjusted for inflation. Also, the inflation index utilized by a particular inflation-protected security may not accurately reflect the true rate of inflation, in which case the market value of the security could be adversely affected.

Master limited partnership (“MLP”) risk: Investments in MLPs involve risks that differ from investments in corporate issuers, including risks related to limited control and limited rights to vote on matters affecting the MLP, risks related to potential conflicts of interest between the MLP and the MLP’s general partner, cash flow risks, dilution risks, certain tax risks, and risks related to the general partner’s right to require unit holders to sell their common units at an undesirable time or price. MLP entities are typically focused in the energy, natural resources and real estate sectors of the economy. A downturn in the energy, natural resources or real estate sectors of the economy could have an adverse impact on a Fund. At times, the performance of securities of companies in the energy, natural

Transamerica Funds	Semi-Annual Report 2019

NOTES TO FINANCIAL STATEMENTS (continued)

At April 30, 2019

(unaudited)

7. RISK FACTORS (continued)

resources and real estate sectors of the economy may lag the performance of other sectors or the broader market as a whole. The yields for equity and debt securities of MLPs and other issuers in the energy sector are susceptible in the short-term to fluctuations in interest rates and the value of the Fund’s investments in such securities may decline if interest rates rise. The value of a Fund’s investment in MLPs depends to a significant extent on the MLPs being treated as partnerships for U.S. federal income tax purposes. If an MLP does not meet the legal requirements to maintain partnership status, it could be taxed as a corporation and there could be a material decrease in the value of its securities.

Mortgage-related and asset-backed security risk: The value of mortgage-related and asset-backed securities will be influenced by factors affecting the housing market and the assets underlying such securities. As a result, during periods of declining asset values, difficult or frozen credit markets, swings in interest rates, or deteriorating economic conditions, mortgage-related and asset-backed securities may decline in value, face valuation difficulties, become more volatile and/or become illiquid. Mortgage-backed securities may be issued by private issuers, by government-sponsored entities such as Fannie Mae or Freddie Mac or by agencies of the U.S. government, such as Ginnie Mae. Mortgage-backed securities represent direct or indirect participations in, or are collateralized by and payable from, mortgage loans secured by real property. Unlike mortgage-related securities issued or guaranteed by agencies of the U.S. government or government-sponsored entities, mortgage-related securities issued by private issuers do not have a government or government-sponsored entity guarantee (but may have other credit enhancement), and may, and frequently do, have less favorable collateral, credit risk or other underwriting characteristics. Asset-backed securities represent participations in, or are secured by and payable from, assets such as installment sales or loan contracts, leases, credit card receivables and other categories of receivables. The value of mortgage-backed and asset-backed securities may be affected by changes in credit quality or value of the mortgage loans or other assets that support the securities. Mortgage-backed and asset-backed securities are subject to prepayment or call and extension risks. Some of these securities may receive little or no collateral protection from the underlying assets. The risk of default is generally higher in the case of mortgage-backed investments that include so-called “sub-prime” mortgages. The structure of some of these securities may be complex and there may be less information available than for other types of debt securities. Upon the occurrence of certain triggering events or defaults, a fund or portfolio may become the holder of underlying assets at a time when those assets may be difficult to sell or may be sold only at a loss.

Municipal security risk: The municipal bond market can be susceptible to unusual volatility, particularly for lower-rated and unrated securities. Liquidity can be reduced unpredictably in response to overall economic conditions or credit tightening. Municipal issuers may be adversely affected by rising health care costs, increasing unfunded pension liabilities, and by the phasing out of federal programs providing financial support. Unfavorable conditions and developments relating to projects financed with municipal securities can result in lower revenues to issuers of municipal securities, potentially resulting in defaults. Issuers often depend on revenues from these projects to make principal and interest payments. The value of municipal securities can also be adversely affected by changes in the financial condition of one or more individual municipal issuers or insurers of municipal issuers, regulatory and political developments, tax law changes or other legislative actions, and by uncertainties and public perceptions concerning these and other factors. To the extent a fund invests significantly in a single state or in securities the payments on which are dependent upon a single project or source of revenues, or that relate to a sector or industry, a fund will be more susceptible to associated risks and developments. Municipal issuers may be more susceptible to downgrades or defaults during recessions or similar periods of economic stress. In recent periods an increasing number of municipal issuers have defaulted on obligations, commenced insolvency proceedings, or suffered credit downgrading. Financial difficulties of municipal issuers may continue or worsen.

A fund may invest in municipal securities of issuers in Guam, Puerto Rico, the U.S. Virgin Islands, or other U.S. territories, which are exempt from federal, state, and, where applicable, local income taxes. These municipal securities may have more risks than tax-exempt securities issued by other issuers due to the political, social and/or economic conditions in the particular territory. To the extent the fund holds any municipal securities of issuers in Guam, Puerto Rico, the U.S. Virgin Islands, or other U.S. territories, a fund may lose some or all of the value of those investments.

Real estate investment trusts (“REIT”) and real estate risk: Investing in real estate investment trusts involves unique risks. When a fund invests in REITs, it is subject to risks generally associated with investing in real estate. A REIT’s performance depends on the types and locations of the properties it owns, how well it manages those properties and cash flow. REITs may have lower trading volumes and may be subject to more abrupt or erratic price movements than the overall securities markets. In addition to its own expenses, a fund will indirectly bear its proportionate share of any management and other expenses paid by REITs in which it invests. U.S. REITs are subject to a number of highly technical tax-related rules and requirements; and a U.S. REIT’s failure to qualify for the favorable U.S. federal income tax treatment generally available to U.S. REITs could result in corporate-level taxation, significantly reducing the return on an investment to the Fund.

Small and medium capitalization risk: A fund will be exposed to additional risks as a result of its investments in the securities of small or medium capitalization companies. Small or medium capitalization companies may be more at risk than large capitalization

Transamerica Funds	Semi-Annual Report 2019

NOTES TO FINANCIAL STATEMENTS (continued)

At April 30, 2019

(unaudited)

7. RISK FACTORS (continued)

companies because, among other things, they may have limited product lines, operating history, market or financial resources, or because they may depend on a limited management group. The prices of securities of small and medium capitalization companies generally are more volatile than those of large capitalization companies and are more likely to be adversely affected than large capitalization companies by changes in earnings results and investor expectations or poor economic or market conditions. Securities of small and medium capitalization companies may underperform large capitalization companies, may be harder to sell at times and at prices the portfolio managers believe appropriate and may offer greater potential for losses.

8. FEES AND OTHER AFFILIATED TRANSACTIONS

TAM, the Funds’ investment manager, is directly owned by Transamerica Premier Life Insurance Company (“TPLIC”) and AUSA Holding Company (“AUSA”), both of which are indirect, wholly owned subsidiaries of Aegon NV. TPLIC is owned by Commonwealth General Corporation (“Commonwealth”) and Aegon USA, LLC (“Aegon USA”). Commonwealth and AUSA are wholly owned by Aegon USA. Aegon USA is wholly owned by Aegon US Holding Corporation, which is wholly owned by Transamerica Corporation (DE). Transamerica Corporation (DE) is wholly owned by The Aegon Trust, which is wholly owned by Aegon International B.V., which is wholly owned by Aegon NV, a Netherlands corporation, and a publicly traded international insurance group.

Aegon USA Investment Management LLC (“AUIM”) is both an affiliate and a sub-adviser of Balanced II, Bond, Floating Rate, High Yield Bond, Intermediate Bond, Multi-Managed Balanced, and Short-Term Bond.

Transamerica Funds Services, Inc. (“TFS”) is the Funds’ transfer agent. Transamerica Capital, Inc. (“TCI”) is the Funds’ distributor/principal underwriter. TAM, AUIM, TFS, and TCI are affiliates of Aegon NV.

Certain officers and trustees of the Funds are also officers and/or trustees of TAM, AUIM, TFS and TCI. No interested trustee, who is deemed an interested person due to current or former service with TAM or an affiliate of TAM, receives compensation from the Funds.

As of April 30, 2019, the investment manager and/or other affiliated investment accounts held balances of each Fund as follows:

Fund	Account Balance	Percentage of Net Assets
Balanced II	$122,090,928	100.00%
Bond	101,990,212	11.26
Capital Growth	159,613,976	8.51
Concentrated Growth	143,471,191	78.70
Dividend Focused	481,047,124	87.36
Dynamic Allocation	376,369	2.35
Emerging Markets Debt	147,830,958	21.80
Emerging Markets Equity	834,727,982	94.63
Event Driven	105,539,793	98.24
Floating Rate	408,473,162	71.98
Global Equity	821,653	0.73
Government Money Market	1,024,887,713	82.48
Growth	191,286,289	93.46
High Quality Bond	252,278,823	100.00
High Yield Bond	1,170,749,025	83.29
High Yield Muni	10,145	0.01
Inflation Opportunities	115,334,251	81.49
Inflation-Protected Securities	119,252,070	100.00
Intermediate Bond	2,785,476,027	98.15
Intermediate Muni	10,505	0.00	(A)

Fund	Account Balance	Percentage of Net Assets
International Equity	$2,090,178,175	41.60%
International Growth	1,101,790,084	97.64
International Small Cap Value	431,183,930	61.93
International Stock	1,898,174	98.90
Large Cap Value	1,640,547,989	74.87
Large Core	262,849,645	98.00
Large Growth	832,736,215	98.54
Large Value Opportunities	573,893,346	99.35
Mid Cap Growth	58,571,038	76.99
Mid Cap Value Opportunities	965,076,367	56.69
MLP & Energy Income	225,276,425	76.90
Multi-Cap Growth	156,786,682	57.48
Multi-Managed Balanced	8,664,170	0.88
Short-Term Bond	238,263,351	8.40
Small Cap Core	194,291,025	97.65
Small Cap Growth	72,531,170	50.16
Small Cap Value	246,022,262	89.90
Small/Mid Cap Value	64,165,793	7.58
Unconstrained Bond	675,547,048	99.90
US Growth	213,204,689	18.60

(A)	Rounds to less than 0.01%.

Investment management fees: TAM serves as the Funds’ investment manager, performing administration as well as investment advisory services. TAM renders investment advisory, supervisory, and administration services under an investment management agreement and each Fund pays a single management fee, which is reflected in Investment management fees within the Statements of Operations.

Transamerica Funds	Semi-Annual Report 2019

NOTES TO FINANCIAL STATEMENTS (continued)

At April 30, 2019

(unaudited)

8. FEES AND OTHER AFFILIATED TRANSACTIONS (continued)

Each Fund pays a management fee to TAM based on daily Average Net Assets (“ANA”) at the following rates:

Fund	Rate
Balanced II	0.4800%
Bond
First $500 million	0.4100
Over $500 million up to $1 billion	0.3900
Over $1 billion up to $1.5 billion	0.3800
Over $1.5 billion	0.3750
Capital Growth
First $500 million	0.8300
Over $500 million	0.7050
Concentrated Growth
First $650 million	0.6800
Over $650 million up to $1.15 billion	0.6600
Over $1.15 billion	0.6050
Dividend Focused
First $200 million	0.7800
Over $200 million up to $500 million	0.6800
Over $500 million up to $1.5 billion	0.6300
Over $1.5 billion up to $2.5 billion	0.5900
Over $2.5 billion	0.5800
Dynamic Allocation
First $250 million	0.5800
Over $250 million up to $500 million	0.5700
Over $500 million up to $1.5 billion	0.5600
Over $1.5 billion up to $2.5 billion	0.5500
Over $2.5 billion	0.5400
Dynamic Income
First $500 million	0.5000
Over $500 million up to $1 billion	0.4900
Over $1 billion up to $1.5 billion	0.4800
Over $1.5 billion up to $2 billion	0.4700
Over $2 billion up to $2.5 billion	0.4600
Over $2.5 billion	0.4500
Emerging Markets Debt
First $400 million	0.6300
Over $400 million	0.6100
Emerging Markets Equity
First $250 million	0.9500
Over $250 million up to $500 million	0.9100
Over $500 million up to $1 billion	0.8600
Over $1 billion	0.8400
Event Driven
First $50 million	1.2500
Over $50 million up to $300 million	1.1300
Over $300 million up to $750 million	1.0800
Over $750 million	1.0550
Floating Rate
First $1 billion	0.6400
Over $1 billion up to $1.5 billion	0.6200
Over $1.5 billion up to $2 billion	0.6000
Over $2 billion	0.5900

Fund	Rate
Global Equity
First $250 million	0.8400%
Over $250 million up to $500 million	0.8300
Over $500 million up to $1 billion	0.8200
Over $1 billion up to $2 billion	0.8100
Over $2 billion up to $2.5 billion	0.7950
Over $2.5 billion	0.7900
Government Money Market
Effective November 1, 2018
First $1 billion	0.2400
Over $1 billion up to $3 billion	0.2200
Over $3 billion	0.2100
Prior to November 1, 2018
First $1 billion	0.2500
Over $1 billion up to $3 billion	0.2400
Over $3 billion	0.2300
Growth
First $250 million	0.8300
Over $250 million up to $500 million	0.7800
Over $500 million up to $1 billion	0.7300
Over $1 billion	0.6300
High Quality Bond	0.3800
High Yield Bond
First $1.25 billion	0.5800
Over $1.25 billion up to $2 billion	0.5550
Over $2 billion	0.5300
High Yield Muni
First $500 million	0.5400
Over $500 million up to $1 billion	0.5300
Over $1 billion	0.5000
Inflation Opportunities
First $200 million	0.5800
Over $200 million up to $500 million	0.5700
Over $500 million	0.5400
Inflation Protected-Securities	0.3800
Intermediate Bond
First $2 billion	0.3800
Over $2 billion up to $3.5 billion	0.3650
Over $3.5 billion up to $5 billion	0.3600
Over $5 billion	0.3550
Intermediate Muni
First $150 million	0.4700
Over $150 million up to $350 million	0.4500
Over $350 million up to $650 million	0.4400
Over $650 million up to $1 billion	0.4200
Over $1 billion	0.3900
International Equity
First $500 million	0.7700
Over $500 million up to $1 billion	0.7500
Over $1 billion up to $2 billion	0.7200
Over $2 billion up to $6 billion	0.6900
Over $6 billion	0.6800

Transamerica Funds	Semi-Annual Report 2019

NOTES TO FINANCIAL STATEMENTS (continued)

At April 30, 2019

(unaudited)

8. FEES AND OTHER AFFILIATED TRANSACTIONS (continued)

Fund	Rate
International Growth
First $500 million	0.7700%
Over $500 million up to $1 billion	0.7600
Over $1 billion up to $2 billion	0.7100
Over $2 billion up to $3 billion	0.6950
Over $3 billion	0.6800
International Small Cap Value
First $300 million	0.9550
Over $300 million up to $750 million	0.9300
Over $750 million up to $1 billion	0.8800
Over $1 billion	0.8400
International Stock
First $500 million	0.7000
Over $500 million up to $1 billion	0.6800
Over $1 billion up to $2 billion	0.6700
Over $2 billion up to $3 billion	0.6400
Over $3 billion	0.6300
Large Cap Value
First $750 million	0.6800
Over $750 million up to $1 billion	0.6500
Over $1 billion up to $2 billion	0.6300
Over $2 billion up to $3 billion	0.6000
Over $3 billion	0.5800
Large Core
First $250 million	0.4500
Over $250 million up to $750 million	0.4400
Over $750 million	0.4300
Large Growth
First $2 billion	0.6500
Over $2 billion up to $3 billion	0.6400
Over $3 billion up to $4 billion	0.6300
Over $4 billion	0.6100
Large Value Opportunities
First $250 million	0.4500
Over $250 million up to $750 million	0.4400
Over $750 million	0.4300
Mid Cap Growth
Effective December 1, 2018
First $200 million	0.7050
Over $200 million up to $1 billion	0.6850
Over $1 billion	0.6700
Prior to December 1, 2018
First $1 billion	0.7500
Over $1 billion	0.7300
Mid Cap Value Opportunities
First $750 million	0.7000
Over $750 million up to $1.5 billion	0.6950
Over $1.5 billion up to $2 billion	0.6850
Over $2 billion	0.6775
MLP & Energy Income
First $250 million	1.1300
Over $250 million up to $500 million	1.0800
Over $500 million up to $1 billion	1.0100
Over $1 billion up to $2 billion	0.9100
Over $2 billion	0.8500

Fund	Rate
Multi-Cap Growth
First $700 million	0.7000%
Over $700 million up to $1.5 billion	0.6900
Over $1.5 billion up to $3 billion	0.6700
Over $3 billion	0.6300
Multi-Managed Balanced
First $1 billion	0.6500
Over $1 billion up to $5 billion	0.5900
Over $5 billion	0.5800
Short-Term Bond
First $250 million	0.5800
Over $250 million up to $500 million	0.5300
Over $500 million up to $1 billion	0.5050
Over $1 billion	0.4800
Small Cap Core
First $300 million	0.8300
Over $300 million	0.8000
Small Cap Growth
First $300 million	0.8700
Over $300 million	0.8300
Small Cap Value
First $300 million	0.8000
Over $300 million up to $800 million	0.7500
Over $800 million	0.7100
Small/Mid Cap Value
First $350 million	0.7900
Over $350 million up to $500 million	0.7800
Over $500 million up to $750 million	0.7650
Over $750 million up to $1 billion	0.7550
Over $1 billion up to $1.5 billion	0.7350
Over $1.5 billion up to $2 billion	0.7300
Over $2 billion	0.7250
Strategic High Income
First $600 million	0.6900
Over $600 million up to $1 billion	0.6600
Over $1 billion up to $2 billion	0.6300
Over $2 billion	0.6150
Unconstrained Bond
First $1 billion	0.6700
Over $1 billion up to $2 billion	0.6550
Over $2 billion	0.6500
US Growth
First $150 million	0.7300
Over $150 million up to $650 million	0.7000
Over $650 million up to $1.15 billion	0.6800
Over $1.15 billion up to $2 billion	0.6550
Over $2 billion up to $3 billion	0.6400
Over $3 billion up to $4 billion	0.6300
Over $4 billion	0.6100

Transamerica Funds	Semi-Annual Report 2019

NOTES TO FINANCIAL STATEMENTS (continued)

At April 30, 2019

(unaudited)

8. FEES AND OTHER AFFILIATED TRANSACTIONS (continued)

TAM has contractually agreed to waive fees and/or reimburse Fund expenses to the extent that the total operating expenses excluding, as applicable, acquired fund fees and expenses, interest, taxes, brokerage commissions, dividend and interest expenses on securities sold short, extraordinary expenses, reorganization expenses and other expenses not incurred in the ordinary course of the Funds’ business, exceed the following stated annual operating expense limits to the Funds’ daily ANA. The expenses waived and/or reimbursed, if any, are included in Expenses waived and/or reimbursed within the Statements of Operations.

Fund	Current Operating Expense Limit (A)	Prior Operating Expense Limit (B) (C)
Balanced II
Class I3	0.75%	0.50	%(D)
Class R	1.10
Bond
Class A	1.10
Class B	1.85
Class C	1.75
Class I	0.50
Class I2	0.75
Class R6	0.75	0.44	(D)
Capital Growth
Class A	1.25	1.45
Class B	2.20
Class C	2.00	2.20
Class I	1.10	1.20
Class I2	1.00	1.20
Concentrated Growth
Class A	1.20
Class C	1.95
Class I	0.95
Class I2	0.85
Dividend Focused
Class A	1.15
Class C	1.90
Class I	0.90
Class I2, Class R6	0.85
Dynamic Allocation
Class A	1.10
Class C	1.85
Class I	0.85
Dynamic Income
Class A	0.92
Class C	1.67
Class I	0.67
Emerging Markets Debt
Class A	1.25
Class C	2.00
Class I, Class I2, Class R6	0.85
Emerging Markets Equity
Class A	1.55	1.65
Class C	2.30	2.40
Class I	1.40
Class I2	1.30	1.40
Event Driven
Class I, Class I2	1.35

Fund	Current Operating Expense Limit (A)	Prior Operating Expense Limit (B) (C)
Floating Rate
Class A	1.05%
Class C	1.80
Class I, Class I2	0.80
Global Equity
Class A	1.35
Class B, Class C	2.10
Class I, Class R6	1.10
Government Money Market
Class A	0.73
Class B, Class C	1.48
Class I, Class I2	0.48
Class I3	0.48	0.30	%(D)
Class R2	0.80
Class R4	0.50
Growth
Class I2, Class R6	N/A
High Quality Bond
Class I3	0.55	0.40	(D)
Class R	1.00
Class R4	0.65
High Yield Bond
Class A	1.15	1.00	(E)
Class B	1.75	1.75	(E)
Class C	1.85	1.75	(E)
Class I	0.85	0.75	(E)
Class I2	0.75	0.75	(E)
Class I3	0.75	0.60	(D)
Class R	1.10
Class R4	0.85
Class R6	0.85
High Yield Muni
Class A	1.01
Class C	1.76
Class I, Class I2	0.76
Inflation Opportunities
Class A	1.00
Class C	1.75
Class I, Class I2, Class R6	0.75
Inflation-Protected Securities
Class I3	0.53	0.40	(D)
Class R	1.00
Class R4	0.65

Transamerica Funds	Semi-Annual Report 2019

NOTES TO FINANCIAL STATEMENTS (continued)

At April 30, 2019

(unaudited)

8. FEES AND OTHER AFFILIATED TRANSACTIONS (continued)

Fund	Current Operating Expense Limit (A)	Prior Operating Expense Limit (B) (C)
Intermediate Bond
Class I2	0.50%	0.50	%(E)
Class I3	0.50	0.40	(D)
Class R	1.00
Class R4	0.65
Intermediate Muni
Class A	0.85
Class C	1.60
Class I	0.70	0.71
Class I2	0.60	0.71
International Equity
Class A	1.25
Class C	2.00
Class I, Class I2, Class R6	1.00
Class I3	1.00	0.90	(D)
Class R	1.40
Class R4	1.15
International Growth
Class A	1.20	1.30
Class I	1.05
Class I2, Class R6	0.95	1.05
International Small Cap Value
Class I	1.22
Class I2	1.12	1.22
International Stock
Class A	1.25
Class I, Class I2, Class R6	1.00
Large Cap Value
Class A	1.15
Class C	1.90
Class I	0.90
Class I2, Class R6	0.80	0.90
Large Core
Class I3	0.65
Class R	1.15
Class R4	0.90
Large Growth
Class I3	0.75	0.65	(D)
Class R	1.25
Class R4	0.90
Large Value Opportunities
Class I3	0.65	0.50	(D)
Class R	1.00
Class R4	0.75

Fund	Current Operating Expense Limit (A)	Prior Operating Expense Limit (B) (C)
Mid Cap Growth
Class A	1.30%	1.10	%(E)
Class C	2.05	1.85	(E)
Class I	1.05	0.85	(E)
Class I2	0.85	0.85	(E)
Class I3	0.85	0.75	(D)
Class R	1.35
Class R4	0.95
Mid Cap Value Opportunities
Class A	1.20	1.05	(E)
Class C	1.95	1.80	(E)
Class I	0.95	0.80	(E)
Class I2	0.80	0.80	(E)
Class I3	0.80	0.70	(D)
Class R	1.25
Class R4	0.90
Class R6	0.80	0.95
MLP & Energy Income
Class A	1.60
Class C	2.35
Class I	1.35
Class I2	1.25
Multi-Cap Growth
Class A	1.25
Class B, Class C	2.00
Class I	1.00
Class I2	0.90
Multi-Managed Balanced
Class A	1.15
Class B	2.15
Class C	1.90
Class I	0.90
Class R6	0.80	0.90
Short-Term Bond
Class A	0.90
Class C	1.75
Class I	0.75
Class I2, Class R6	0.65
Small Cap Core
Class A	1.30	1.20	(E)
Class C	2.05	1.95	(E)
Class I	1.05	0.95	(E)
Class I2	0.95	0.95	(E)
Class I3	0.95	0.85	(D)
Class R	1.50
Class R4	1.10

Transamerica Funds	Semi-Annual Report 2019

NOTES TO FINANCIAL STATEMENTS (continued)

At April 30, 2019

(unaudited)

8. FEES AND OTHER AFFILIATED TRANSACTIONS (continued)

Fund	Current Operating Expense Limit (A)	Prior Operating Expense Limit (B) (C)
Small Cap Growth
Class A	1.40%	1.25	%(E)
Class C	2.15	2.00	(E)
Class I	1.15	1.00	(E)
Class I2	1.00	1.00	(E)
Class I3	1.00	0.90	(D)
Class R	1.55
Class R4, Class R6	1.15
Small Cap Value
Class A	1.30	1.20	(E)
Class C	2.05	1.95	(E)
Class I	1.05	0.95	(E)
Class I2	0.95	0.95	(E)
Class I3	0.95	0.85	(D)
Class R	1.50
Class R4	1.10
Class R6	1.05
Small/Mid Cap Value
Class A	1.40
Class B	2.15
Class C	2.05
Class I	1.00
Class I2, Class R6	0.90	1.00

Fund	Current Operating Expense Limit (A)	Prior Operating Expense Limit (B) (C)
Strategic High Income
Class A	1.20%
Class C	1.95
Class I, Class I2	0.95
Unconstrained Bond
Class I	0.95
Class I2	0.85	0.95%
US Growth
Class A	1.25
Class B	2.17
Class C	2.00
Class I, Class T	1.00
Class I2	0.90	1.00

(A)	Current operating expense limit is effective through March 1, 2020.
(B)	Prior operating expense limit was effective through March 1, 2019, unless otherwise indicated.
(C)	No rate present indicates no change to the operating expense limit during the period.
(D)	Prior operating expense limit was effective through November 30, 2018.
(E)	Prior operating expense limit was voluntary though October 31, 2018. Effective November 1, 2018 through March 1, 2019, the operating expense limits became contractual.

TAM is entitled to recapture expenses accrued by the Funds for fees waived and/or reimbursed during any of the previous thirty-six months if on any day or month the estimated annualized Funds’ operating expenses are less than the stated annual operating expense limit or any other lower limit then in effect. Amounts recaptured, if any, by TAM for the period ended April 30, 2019 are disclosed in Recapture of previously waived and/or reimbursed fees within the Statements of Operations.

TAM, on a voluntary basis and in addition to the contractual waivers in effect from time to time, may waive and/or reimburse expenses of the Funds, or any classes thereof, to such level(s) as the Trust’s officers have determined or may reasonably determine from time to time. Any such waiver or expense reimbursement may be discounted by TAM at any time.

For the years ended October 31, 2016, October 31, 2017, October 31, 2018 and the period ended April 30, 2019, the balances available for recapture by TAM for each Fund are as follows. Funds not listed in the subsequent table do not have balances available for recapture during the period. Government Money Market is discussed in further detail in proceeding notes and tables.

	Amounts Available
Fund	2016	2017	2018	2019	Total
Balanced II
Class I3	$—	$11,077	$50,758	$2,618	$64,453
Bond
Class B	—	35	882	540	1,457
Class I	—	—	116,955	220,428	337,383
Class R6	—	—	1,551	228	1,779

	Amounts Available
Fund	2016	2017	2018	2019	Total
Capital Growth
Class A	$—	$—	$—	$19,589	$19,589
Class B	5	2,652	3,504	1,846	8,007
Class C	—	—	—	21,532	21,532
Concentrated Growth
Class A	—	—	10,582	317	10,899

Transamerica Funds	Semi-Annual Report 2019

NOTES TO FINANCIAL STATEMENTS (continued)

At April 30, 2019

(unaudited)

8. FEES AND OTHER AFFILIATED TRANSACTIONS (continued)

	Amounts Available
Fund	2016	2017	2018	2019	Total
Dividend Focused
Class C	$—	$—	$—	$674	$674
Dynamic Allocation
Class A	10,548	44,299	37,854	21,161	113,862
Class C	8,394	37,597	30,408	13,854	90,253
Class I	1,516	13,169	12,255	6,152	33,092
Dynamic Income
Class A	—	—	3,404	25,238	28,642
Class C	—	—	23,586	46,753	70,339
Class I	—	—	6,617	12,497	19,114
Emerging Markets Debt
Class A	—	—	—	1,768	1,768
Event Driven
Class I	—	—	—	596	596
Class I2	—	119,425	100,411	37,262	257,098
Floating Rate
Class A	—	7,845	10,038	9,109	26,992
Class C	—	4,195	5,664	4,489	14,348
Class I	—	12,706	56,823	35,470	104,999
Global Equity
Class A	11,039	67,263	55,928	71,331	205,561
Class B	1,399	5,032	3,004	932	10,367
Class C	—	66,816	43,510	26,115	136,441
Class I	—	17	16,955	22,264	39,236
Class R6	—	—	—	87	87
High Quality Bond
Class I3	—	86,961	90,825	7,845	185,631
Class R4	—	13,644	14,866	13,480	41,990
High Yield Bond
Class A	—	—	—	33,227	33,227
Class B	—	—	599	536	1,135
Class C	—	—	—	3,597	3,597
Class I	—	—	—	2,145	2,145
Class I3	—	54,691	109,498	9,383	173,572
Class R	—	17,464	63,766	33,088	114,318
Class R4	—	46,578	124,439	82,185	253,202
High Yield Muni
Class A	5,517	21,232	1,063	6,791	34,603
Class C	1,151	10,480	1,672	2,929	16,232
Class I	6,505	44,555	22,998	24,463	98,521
Inflation Opportunities
Class A	—	—	3,166	410	3,576
Class C	—	409	419	286	1,114
Class I	—	—	494	2,013	2,507
Inflation-Protected Securities
Class I3	—	63,433	212,731	39,848	316,012
Class R	—	—	1,095	7,170	8,265
Class R4	—	18,817	30,803	10,221	59,841
Intermediate Bond
Class I3	—	73,499	103,194	8,593	185,286
Class R4	—	33,528	37,880	16,644	88,052
International Equity
Class A	—	—	—	21,933	21,933

	Amounts Available
Fund	2016	2017	2018	2019	Total
International Growth
Class A	$—	$—	$11	$189	$200
Class I	—	—	23	30	53
International Stock
Class A	—	—	—	18,715	18,715
Class I	—	—	—	19,238	19,238
Class I2	—	—	—	18,688	18,688
Class R6	—	—	—	18,688	18,688
Large Core
Class R4	—	—	2,639	15	2,654
Large Growth
Class I3	—	280,340	320,429	25,498	626,267
Class R4	—	22,922	18,921	11,365	53,208
Large Value Opportunities
Class I3	—	140,763	107,301	12	248,076
Class R	—	22,158	20,958	3,237	46,353
Class R4	—	14,635	8,830	1,542	25,007
Mid Cap Growth
Class A	—	—	—	13,215	13,215
Class C	—	—	19	1,948	1,967
Class I	—	—	—	667	667
Class I2	—	—	—	7	7
Class I3	—	36,650	60,653	34,533	131,836
Class R	—	—	425	22,512	22,937
Class R4	—	10,910	14,856	9,048	34,814
Mid Cap Value Opportunities
Class A	—	—	56,700	97,468	154,168
Class C	—	—	—	5,315	5,315
Class I	—	—	—	53,758	53,758
Class I3	—	107,312	133,669	9,172	250,153
Class R	—	—	21,278	4,810	26,088
Class R4	—	298,143	404,966	193,814	896,923
MLP & Energy Income
Class A	—	—	1,306	5,738	7,044
Class C	—	227	10,813	7,440	18,480
Multi-Cap Growth
Class A	46,789	118,223	106,592	68,375	339,979
Class B	3,330	6,858	5,850	2,686	18,724
Class C	5,764	13,994	12,793	7,624	40,175
Multi-Managed Balanced
Class B	—	—	3,473	2,469	5,942
Small Cap Core
Class A	—	3,674	1,307	2,587	7,568
Class C	—	625	194	446	1,265
Class I	—	448	597	800	1,845
Class I2	—	—	—	919	919
Class I3	—	136,058	108,519	17,926	262,503
Class R4	—	7,426	5,846	3,059	16,331

Transamerica Funds	Semi-Annual Report 2019

NOTES TO FINANCIAL STATEMENTS (continued)

At April 30, 2019

(unaudited)

8. FEES AND OTHER AFFILIATED TRANSACTIONS (continued)

	Amounts Available
Fund	2016	2017	2018	2019	Total
Small Cap Growth
Class A	$—	$8,119	$7,029	$15,845	$30,993
Class C	—	731	1,259	3,419	5,409
Class I	—	—	1,597	18,342	19,939
Class I2	—	—	—	9,124	9,124
Class I3	—	35,590	42,159	10,103	87,852
Class R4	—	7,125	8,393	4,086	19,604
Small Cap Value
Class A	243	3,912	4,581	3,152	11,888
Class C	—	—	40	253	293
Class I	—	—	—	2,311	2,311
Class I3	—	16,150	37,587	1,031	54,768
Class R4	—	585	390	96	1,071

	Amounts Available
Fund	2016	2017	2018	2019 (A)	Total
Small Mid/Cap Value
Class B	$—	$—	$1,268	$1,731	$2,999
Strategic High Income
Class A	—	—	—	3,362	3,362
Class C	—	—	—	1,782	1,782
Class I	—	1,046	15,523	15,374	31,943
Class I2	—	—	—	2	2
US Growth
Class B	—	2,003	7,536	5,574	15,113
Class C	—	—	—	14,865	14,865

(A)	Effective March 1, 2019, TAM stopped all recaptures under the voluntary yield waiver.

Government Money Market: TAM, on a voluntary basis and in addition to the contractual waivers in effect from time to time, has agreed to waive fees and/or reimburse expenses of Government Money Market, or any share classes thereof, to such level(s) as the Trust’s officers have determined or may reasonably determine from time to time in order to prevent a negative yield. Any such waiver or expense reimbursement may be discontinued by TAM at any time. TAM is entitled to recapture any amounts so waived or reimbursed upon Government Money Market attaining such yield as the Trust’s officers reasonably determine.

TAM is entitled to reimbursement by Government Money Market, or any share classes thereof, of the fees waived and/or expenses reimbursed by TAM or any of its affiliates to Government Money Market, or any share classes thereof, during any of the previous thirty-six months. Reimbursement is not permitted if it would result in a negative yield, but amounts recaptured in certain cases have exceeded the expense limit under the contractual expense arrangement.

Waived and/or reimbursed expenses related to the maintenance of yield are included in Expenses waived and/or reimbursed and amounts recaptured by TAM under the voluntary yield waiver are included in Recapture of previously waived and/or reimbursed fees, both within the Statements of Operations. The actual expense ratio of each class of Government Money Market, including any amounts waived and/or reimbursed and any amounts recaptured under the voluntary yield waiver, are shown in the Ratio and supplemental data section within the Financial Highlights.

For the years ended October 31, 2016, October 31, 2017, October 31, 2018 and the period ended April 30, 2019, the amounts waived by TAM due to the maintenance of the yield are as follows:

	Amounts Waived
	2016	2017	2018	2019	Total
Class A	$275,981	$143,302	$—	$—	$419,283
Class B	9,732	8,274	282	—	18,288
Class C	129,447	147,590	7,148	—	284,185
Class I	8,844	2,272	—	—	11,116
Class I2	9,551	5,796	—	—	15,347
Class I3	—	47	—	—	47
Class R2	—	—	—	—	—
Class R4	—	—	—	—	—

As of April 30, 2019, the balances available for recapture by TAM due to the maintenance of the yield is as follows:

	Amounts Available
	2016	2017	2018	2019 (A)	Total
Class A	$—	$—	$—	$—	$—
Class B	8,656	8,274	282	—	17,212
Class C	93,970	147,590	7,148	—	248,708
Class I	—	—	—	—	—
Class I2	—	—	—	—	—
Class I3	—	26	—	—	26
Class R2	—	—	—	—	—
Class R4	—	—	—	—	—

(A)	Effective March 1, 2019, TAM stopped all recaptures under the voluntary yield waiver.

Transamerica Funds	Semi-Annual Report 2019

NOTES TO FINANCIAL STATEMENTS (continued)

At April 30, 2019

(unaudited)

8. FEES AND OTHER AFFILIATED TRANSACTIONS (continued)

For the years ended October 31, 2016, October 31, 2017, October 31, 2018 and the period ended April 30, 2019, the amounts waived by TAM due to the operating expense limitation is as follows:

	Amounts Waived
	2016	2017	2018	2019	Total
Class A	$62,207	$98,896	$33,727	$3,539	$198,369
Class B	1,227	3,788	2,132	893	8,040
Class C	8,132	18,048	3,861	844	30,885
Class I	14,898	31,889	8,755	1,855	57,397
Class I2	—	2,876	1,207	—	4,083
Class I3	—	6,004	24,051	228	30,283
Class R2	—	35,908	573,624	207,602	817,134
Class R4	—	14,414	129,445	35,906	179,765

As of April 30, 2019, the balances available for recapture by TAM due to the operating expense limitation is as follows:

	Amounts Available
	2016	2017	2018	2019	Total
Class A	$62,207	$98,896	$33,727	$3,539	$198,369
Class B	1,227	3,788	2,132	893	8,040
Class C	8,132	18,048	3,861	844	30,885
Class I	14,898	31,889	8,755	1,855	57,397
Class I2	—	—	—	—	—
Class I3	—	—	18,539	228	18,767
Class R2	—	—	570,539	207,602	778,141
Class R4	—	13,459	129,445	35,906	178,810

Distribution and service fees: The Trust has a distribution plan (“Distribution Plan”) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Distribution Plan, the Trust entered into a distribution agreement with TCI as the Funds’ distributor.

The Distribution Plan requires the Funds to pay distribution fees to TCI as compensation for various distribution activities, not as reimbursement for specific expenses. Under the Distribution Plan and distribution agreement, TCI, on behalf of the Funds, is authorized to pay various service providers, as direct payment for expenses incurred in connection with distribution of the Funds shares. The distribution and service fees are included in Distribution and service fees within the Statements of Operations.

Each Fund is authorized under the Distribution Plan to pay fees to TCI based on daily ANA of each class up to the following annual rates:

Class (A)	Rate
Class A	0.25%
Class B	1.00
Class C	1.00
Class R	0.50
Class R2	0.25
Class R4	0.25

(A)	12b-1 fees are not applicable for Class I, Class I2, Class I3, Class R6, and Class T.

TAM has contractually agreed to waive a portion of the 12b-1 fees at the following annual rates. These amounts are not subject to recapture by TAM in future years. Funds not listed in the subsequent table do not have a 12b-1 waiver.

Fund	Class A Waiver	Class C Waiver	12b-1 Expense Waiver Effective Through
High Yield Muni	0.10%	0.25%	March 1, 2020
Intermediate Muni	0.10	0.25	March 1, 2020

Transamerica Funds	Semi-Annual Report 2019

NOTES TO FINANCIAL STATEMENTS (continued)

At April 30, 2019

(unaudited)

8. FEES AND OTHER AFFILIATED TRANSACTIONS (continued)

Shareholder fees: Class A and Class T shares are subject to an initial sales charge, and a contingent deferred sales charge on certain share redemptions. Class B and Class C shares are subject to a contingent deferred sales charge. For the period ended April 30, 2019, underwriter commissions received by TCI from the various sales charges are as follows. Funds and/or classes not listed in the subsequent table do not have shareholder fees.

Fund	Initial Sales Charge	Contingent Deferred Sales Charge
Bond
Class A	$125,425	$544
Class C	—	11,985
Capital Growth
Class A	1,294,249	5,403
Class C	—	30,340
Concentrated Growth
Class A	1,080	—
Class C	—	8
Dividend Focused
Class A	20,931	4
Class C	—	87
Dynamic Allocation
Class A	12,642	—
Class C	—	72
Dynamic Income
Class A	12,550	—
Class C	—	1,154
Emerging Markets Debt
Class A	3,219	2
Class C	—	205
Emerging Markets Equity
Class A	3,513	5
Class C	—	3
Floating Rate
Class A	24,108	421
Class C	—	1,960
Global Equity
Class A	16,935	—
Class C	—	359
Government Money Market
Class A	—	8,760
Class C	—	1,183
High Yield Bond
Class A	44,183	836
Class C	—	1,146
High Yield Muni
Class A	16,064	2,137
Class C	—	465
Intermediate Muni
Class A	99,997	13,433
Class C	—	7,406

Fund	Initial Sales Charge	Contingent Deferred Sales Charge
International Equity
Class A	$49,000	$8,141
Class C	—	6,467
International Growth
Class A	1,942	—
International Stock
Class A	109	—
Large Cap Value
Class A	149,630	409
Class C	—	7,945
Mid Cap Growth
Class A	21,929	17
Class C	—	6
Mid Cap Value Opportunities
Class A	34,623	3,068
Class C	—	983
MLP & Energy Income
Class A	5,961	4,587
Class C	—	294
Multi-Cap Growth
Class C	—	41
Multi-Managed Balanced
Class A	366,207	1,438
Class C	—	9,064
Short-Term Bond
Class A	76,354	25,546
Class C	—	12,323
Small Cap Core
Class A	1,802	—
Small Cap Growth
Class A	10,316	—
Class C	—	567
Small Cap Value
Class A	1,475	—
Class C	—	2
Small/Mid Cap Value
Class A	135,312	8,830
Class C	—	2,786
Strategic High Income
Class A	64,034	661
Class C	—	2,103
US Growth
Class A	114,254	152
Class C	—	577

Transamerica Funds	Semi-Annual Report 2019

NOTES TO FINANCIAL STATEMENTS (continued)

At April 30, 2019

(unaudited)

8. FEES AND OTHER AFFILIATED TRANSACTIONS (continued)

Transfer agent fees: Pursuant to a transfer agency agreement, as amended, the Funds pay TFS a fee for providing services based on the number of classes, accounts and transactions relating to each Fund. The Transfer agent fees included within the Statements of Assets and Liabilities and Statements of Operations represent fees paid to TFS, and other unaffiliated parties providing transfer agent related services.

For the period ended April 30, 2019, transfer agent fees paid and the amounts due to TFS are as follows:

Fund	Fees Paid to TFS	Fees Due to TFS
Balanced II	$1,835	$333
Bond	409,331	80,547
Capital Growth	893,767	175,470
Concentrated Growth	21,360	3,714
Dividend Focused	42,308	6,936
Dynamic Allocation	11,807	2,029
Dynamic Income	129,700	21,313
Emerging Markets Debt	273,541	53,816
Emerging Markets Equity	45,230	8,238
Event Driven	4,487	781
Floating Rate	105,166	17,926
Global Equity	108,602	26,423
Government Money Market	143,772	24,003
Growth	7,213	1,337
High Quality Bond	9,292	1,586
High Yield Bond	230,297	40,409
High Yield Muni	46,066	8,514
Inflation Opportunities	7,661	1,397
Inflation-Protected Securities	4,328	721
Intermediate Bond	104,239	18,266
Intermediate Muni	620,543	116,661
International Equity	1,573,841	270,890

Fund	Fees Paid to TFS	Fees Due to TFS
International Growth	$43,015	$7,450
International Small Cap Value	146,214	25,423
International Stock	287	54
Large Cap Value	348,182	64,197
Large Core	7,092	1,304
Large Growth	24,642	4,629
Large Value Opportunities	18,341	3,261
Mid Cap Growth	12,344	1,759
Mid Cap Value Opportunities	369,738	74,850
MLP & Energy Income	55,356	10,785
Multi-Cap Growth	177,821	30,475
Multi-Managed Balanced	438,820	67,774
Short-Term Bond	1,193,252	213,757
Small Cap Core	10,408	1,699
Small Cap Growth	40,434	7,784
Small Cap Value	20,012	3,905
Small/Mid Cap Value	643,890	102,767
Strategic High Income	93,910	17,273
Unconstrained Bond	25,936	4,497
US Growth	691,614	114,722

Deferred compensation plan: Under a non-qualified deferred compensation plan effective January 1, 1996, (as amended and restated January 1, 2010), available to the trustees, compensation may be deferred that would otherwise be payable by the Trust to an independent trustee on a current basis for services rendered as trustee. Deferred compensation amounts will accumulate based on the value of the investment option, as elected by the trustee. Balances pursuant to deferred compensation plan are recorded in Trustees, Chief Compliance Officer (“CCO”) and deferred compensation fees within the Statements of Assets and Liabilities. For the period ended April 30, 2019, amounts included in Trustees, CCO and deferred compensation fees within the Statements of Operations reflect total compensation paid to the independent Board members.

Brokerage commissions: The Funds incurred brokerage commissions on security transactions placed with affiliates of the adviser or sub-adviser(s).

For the period ended April 30, 2019, brokerage commissions are as follows. Funds not listed in the subsequent table do not have brokerage commissions during the period.

Fund	Commissions
Capital Growth	$7

Cross-trades: The Funds are authorized to purchase or sell securities from and to other funds within TAM or between the Fund and other mutual funds or accounts advised by TAM or the sub-adviser, in each case in accordance with Rule 17a-7 under the 1940 Act, when it is in the best interest of each Fund participating in the transaction.

For the period ended April 30, 2019, the Funds did not engage in cross-trade transactions.

Transamerica Funds	Semi-Annual Report 2019

NOTES TO FINANCIAL STATEMENTS (continued)

At April 30, 2019

(unaudited)

9. PURCHASES AND SALES OF SECURITIES

For the period ended April 30, 2019, the cost of securities purchased and proceeds from securities sold (excluding short-term securities) are as follows:

	Purchases of Securities		Sales/Maturities of Securities
Fund	Long-Term	U.S. Government	Long-Term	U.S. Government
Balanced II	$21,173,233	$48,100,179	$39,034,773	$49,384,241
Bond	294,906,606	107,412,422	158,552,634	31,697,491
Capital Growth	887,325,857	—	640,861,053	—
Concentrated Growth	12,659,556	—	42,607,999	—
Dividend Focused	153,491,064	—	215,407,082	—
Dynamic Allocation	10,884,636	—	13,876,645	—
Dynamic Income	15,409,430	—	50,561,108	—
Emerging Markets Debt	733,955,134	—	747,874,354	—
Emerging Markets Equity	225,177,176	—	265,667,454	—
Event Driven	127,799,611	—	112,344,521	—
Floating Rate	68,377,254	—	167,566,703	—
Global Equity	24,607,067	—	25,740,964	—
Growth	37,270,672	—	56,892,027	—
High Quality Bond	40,557,164	39,680,912	56,949,325	52,567,273
High Yield Bond	217,992,041	—	243,685,397	—
High Yield Muni	40,363,719	—	41,656,601	—
Inflation Opportunities	14,312,211	4,217,358	19,684,441	14,401,005
Inflation-Protected Securities	4,064,699	4,869,537	8,262,991	18,597,402
Intermediate Bond	305,458,723	205,790,753	571,220,829	215,512,667
Intermediate Muni	178,766,738	—	140,367,869	—
International Equity	335,413,127	—	972,260,147	—
International Growth	135,080,373	—	299,436,254	—
International Small Cap Value	55,515,535	—	112,247,125	—
International Stock	363,682	—	372,362	—
Large Cap Value	1,774,271,810	—	1,890,487,185	—
Large Core	102,054,037	—	117,097,269	—
Large Growth	119,419,915	—	185,016,465	—
Large Value Opportunities	333,400,892	—	378,523,008	—
Mid Cap Growth	90,401,460	—	96,911,917	—
Mid Cap Value Opportunities	646,410,019	—	690,704,519	—
MLP & Energy Income	18,552,204	—	56,122,320	—
Multi-Cap Growth	30,590,271	—	72,168,290	—
Multi-Managed Balanced	139,242,183	349,958,478	190,822,053	348,006,455
Short-Term Bond	754,252,889	141,645,169	892,367,020	92,939,468
Small Cap Core	91,803,272	—	107,533,053	—
Small Cap Growth	55,943,340	—	62,155,217	—
Small Cap Value	333,302,275	—	321,003,397	—
Small/Mid Cap Value	243,815,431	—	268,418,061	—
Strategic High Income	74,176,261	—	57,272,593	—
Unconstrained Bond	222,881,220	64,977,716	305,587,797	63,671,974
US Growth	103,178,010	—	175,087,438	—

10. FEDERAL INCOME TAXES AND DISTRIBUTIONS TO SHAREHOLDERS

The Funds have not made any provision for federal income or excise taxes due to their policy to distribute all of their taxable income and capital gains to their shareholders and otherwise qualify as regulated investment companies under Subchapter M of the Internal Revenue Code. The Funds recognize the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. The Funds’ tax returns remain subject to examination by the Internal Revenue Service and state tax authorities three years from the date of filing for federal purposes and four years from the date of filing for state purposes. Management has evaluated the Funds’ tax provisions taken for all open tax years, and has concluded that no provision for income tax is required in the Funds’ financial statements. If applicable, the Funds recognize interest accrued related to unrecognized tax benefits in relation to interest and penalties expense in Other within the Statements of Operations. The Funds identify their major tax

Transamerica Funds	Semi-Annual Report 2019

NOTES TO FINANCIAL STATEMENTS (continued)

At April 30, 2019

(unaudited)

10. FEDERAL INCOME TAXES AND DISTRIBUTIONS TO SHAREHOLDERS (continued)

jurisdictions as U.S. Federal, the state of Colorado, and foreign jurisdictions where the Funds make significant investments; however, the Funds are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months. Distributions are determined in accordance with income tax regulations, which may differ from GAAP.

As of April 30, 2019, the approximate cost for U.S. federal income tax purposes, and the aggregate gross/net unrealized appreciation (depreciation) in the value of investments (including securities sold short and derivatives, if any) are as follows:

Fund	Cost	Gross Appreciation	Gross (Depreciation)	Net Appreciation (Depreciation)
Balanced II	$118,556,407	$11,688,280	$(1,932,867)	$9,755,413
Bond	962,521,938	16,835,359	(4,951,487)	11,883,872
Capital Growth	1,458,802,974	487,330,295	(34,738,234)	452,592,061
Concentrated Growth	122,476,701	61,099,596	(1,280,551)	59,819,045
Dividend Focused	488,358,539	90,677,934	(29,986,368)	60,691,566
Dynamic Allocation	14,611,459	2,141,901	(47,366)	2,094,535
Dynamic Income	238,644,910	936,865	(8,717,504)	(7,780,639)
Emerging Markets Debt	704,672,815	13,969,202	(26,698,412)	(12,729,210)
Emerging Markets Equity	860,902,963	78,392,969	(43,031,697)	35,361,272
Event Driven	116,505,671	4,604,034	(2,558,868)	2,045,166
Floating Rate	583,479,060	1,562,156	(10,748,501)	(9,186,345)
Global Equity	96,238,945	24,291,827	(4,286,584)	20,005,243
Government Money Market	1,250,688,238	—	—	—
Growth	109,160,642	98,696,666	(170,201)	98,526,465
High Quality Bond	245,771,125	1,872,212	(794,092)	1,078,120
High Yield Bond	1,517,291,974	25,485,114	(58,261,635)	(32,776,521)
High Yield Muni	97,090,949	2,964,899	(672,695)	2,292,204
Inflation Opportunities	142,278,233	2,478,996	(3,182,576)	(703,580)
Inflation-Protected Securities	119,719,143	841,794	(789,556)	52,238
Intermediate Bond	3,239,114,738	28,190,920	(18,490,621)	9,700,299
Intermediate Muni	1,455,467,575	27,250,197	(5,142,655)	22,107,542
International Equity	4,923,082,660	520,543,873	(351,099,745)	169,444,128
International Growth	1,175,020,999	70,536,288	(91,995,140)	(21,458,852)
International Small Cap Value	674,934,194	105,925,162	(75,451,048)	30,474,114
International Stock	1,865,860	68,568	(114,345)	(45,777)
Large Cap Value	2,062,561,244	238,504,095	(51,625,618)	186,878,477
Large Core	249,879,373	26,094,783	(7,538,485)	18,556,298
Large Growth	589,055,187	259,219,831	(4,360,830)	254,859,001
Large Value Opportunities	557,067,563	40,464,414	(21,233,554)	19,230,860
Mid Cap Growth	69,642,160	8,438,054	(1,724,463)	6,713,591
Mid Cap Value Opportunities	1,571,956,943	182,645,299	(33,453,538)	149,191,761
MLP & Energy Income	276,974,936	37,688,296	(24,495,923)	13,192,373
Multi-Cap Growth	207,771,574	70,622,243	(5,346,932)	65,275,311
Multi-Managed Balanced	853,280,974	201,892,748	(9,680,956)	192,211,792
Short-Term Bond	2,854,806,631	16,202,419	(8,847,653)	7,354,766
Small Cap Core	211,266,944	18,418,177	(24,500,037)	(6,081,860)
Small Cap Growth	114,232,966	37,700,968	(1,825,151)	35,875,817
Small Cap Value	275,131,427	25,487,677	(12,888,560)	12,599,117
Small/Mid Cap Value	727,483,298	159,314,014	(28,070,000)	131,244,014
Strategic High Income	166,523,346	17,244,326	(2,039,572)	15,204,754
Unconstrained Bond	685,442,782	8,425,122	(9,755,971)	(1,330,849)
US Growth	676,202,721	478,602,945	(6,983,768)	471,619,177

Transamerica Funds	Semi-Annual Report 2019

NOTES TO FINANCIAL STATEMENTS (continued)

At April 30, 2019

(unaudited)

11. NEW ACCOUNTING PRONOUNCEMENTS

In March 2017, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update No. 2017-08 (“ASU 2017-08”), “Receivables – Nonrefundable Fees and Other Costs (Subtopic 310-20), Premium Amortization on Purchased Callable Debt Securities”. ASU 2017-08 amends the amortization period for certain purchased callable debt securities held at a premium, shortening such period to the earliest call date. The amendments are effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2018. Management is currently evaluating the implication, if any, of the additional requirements and its impact on the Funds’ financial statements.

In August 2018, the FASB issued Accounting Standards Update No. 2018-13 (“ASU 2018-13”), “Fair Value Measurement (Topic 820: Disclosure Framework), Changes to the Disclosure Requirements for Fair Value Measurement”. ASU 2018-13 eliminates the requirement to disclose the amount of and reasons for transfers between Level 1 and Level 2 of the fair value hierarchy, the timing of transfers between levels of the fair value hierarchy and the valuation processes for Level 3 fair value measurements. ASU 2018-13 does not eliminate the requirement to disclose the range and weighted average used to develop significant unobservable inputs for Level 3 fair value measurements, or the reporting of changes in unrealized gains and losses for recurring Level 3 fair value measurements. ASU 2018-13 requires that information is provided about the measurement uncertainty of Level 3 fair value measurements as of the reporting date. The amendment is effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2019. Management has evaluated and has early adopted the disclosure requirements and the impact is reflected within the Funds’ financial statements.

12. RECLASSIFICATION

Certain amounts prior to November 1, 2015, have been reclassified for consistency with the current period presentation. These reclassifications had no effect on the net increase (decrease) in net assets resulting from operations. The Trust concluded that it was appropriate to reclassify certain borrowing costs, which relate to charges from a broker for securities sold short positions, as an expense which is included in Dividends, interest and fees for borrowings from securities sold short within the Statements of Operations. Previously, the borrowing costs had been included in Net realized gain (loss) on securities sold short within the Statements of Operations. Corresponding reclassifications have been made to Net investment income (loss) per share, Net realized and unrealized gain (loss) per share and Expenses to average net asset ratios within the Financial Highlights. The impact of the reclassification is an increase to realized gain (loss) and total expenses, and a decrease in net investment income. All impacted amounts, as identified within the Financial Highlights, have been adjusted for purposes of comparability.

13. STOCK SPLIT

Effective as of the close of business on the date listed in the subsequent table, the respective Fund’s classes underwent a stock split. Funds not listed in the table did not have a stock split. There was no impact to the aggregate market value of shares outstanding. The historical per share data presented within the Financial Highlights have been retroactively adjusted to reflect the stock split. The stock split ratios, net effect on the NAV per share, and the number of shares outstanding as of the date indicated were as follows:

Fund	Class	Date	Share Split Ratio	Shares Prior to Stock Split	Shares After Stock Split	Increase (Decrease) Net Asset Value per Share	Increase (Decrease) Net Shares Outstanding
Balanced II	R	September 15, 2017	2.01-for-1	4,571,079	9,171,183	Decrease	Increase
High Quality Bond	R4	April 21, 2017	1.01-for-1	5,355,021	5,396,036	Decrease	Increase
Inflation-Protected Securities	R4	April 21, 2017	0.97-for-1	6,242,382	6,069,179	Increase	Decrease
Intermediate Bond	R4	March 24, 2017	1.06-for-1	29,646,707	31,285,459	Decrease	Increase
Large Core	R4	March 10, 2017	0.81-for-1	1,376,796	1,117,293	Increase	Decrease
Large Growth	R4	March 10, 2017	1.35-for-1	6,200,939	8,353,323	Decrease	Increase
Large Value Opportunities	R4	May 5, 2017	1.56-for-1	6,045,594	9,421,040	Decrease	Increase
Mid Cap Growth	R4	March 10, 2017	0.84-for-1	1,574,918	1,327,363	Increase	Decrease
Small Cap Core	R4	March 10, 2017	1.44-for-1	743,234	1,073,021	Decrease	Increase
Small Cap Value	R4	April 21, 2017	2.16-for-1	258,654	559,003	Decrease	Increase

14. CUSTODY OUT-OF-POCKET EXPENSE

In December 2015, State Street, the Funds’ custodian, identified inconsistencies in the way in which clients were invoiced for categories of expenses, particularly those deemed out-of-pocket costs, during an 18-year period going back to 1998. The issue was the result of inaccurate billing rates that were not subsequently reviewed or adjusted. The amount of the difference in what was charged and what

Transamerica Funds	Semi-Annual Report 2019

NOTES TO FINANCIAL STATEMENTS (continued)

At April 30, 2019

(unaudited)

14. CUSTODY OUT-OF-POCKET EXPENSE (continued)

should have been charged, plus interest, was paid back to the Funds in September 2016 as a reimbursement. The amounts applicable to each Fund, if any, were recognized as a change in accounting estimate and are reflected as a reimbursement of custody fees. This resulted in a decrease in net expenses and an overall increase in net assets. Please reference the Financial Highlights for additional information in regards to the per share impact.

15. LEGAL PROCEEDINGS

On August 27, 2018, Transamerica Asset Management, Inc. (“TAM”), Aegon USA Investment Management, LLC (“AUIM”) and Transamerica Capital, Inc. (“TCI”) reached a settlement with the Securities and Exchange Commission (the “SEC”) that resolved an investigation into asset allocation models and volatility overlays utilized by AUIM when it served as sub-adviser to certain Transamerica sponsored mutual funds, and related disclosures. TAM and TCI serve as investment manager and principal underwriter, respectively, to Transamerica-sponsored mutual funds. TCI also serves as the principal underwriter to the variable life insurance and annuity products through which certain Transamerica-sponsored mutual funds are offered. AUIM, an affiliate of TAM and TCI, serves as sub-adviser to a number of Transamerica-sponsored mutual funds.

The SEC’s order instituting administrative and cease-and-desist proceedings (the “Order”) pertains to events that occurred during the period between July 2011 and June 2015, and, among other things, the operation and/or implementation of an asset allocation model utilized by AUIM when it served as sub-adviser to certain Transamerica tactical funds and asset allocation funds, the designation of the portfolio manager for certain of these funds as well as the operation and/or implementation of volatility overlays utilized by AUIM when it served as sub-adviser to the asset allocation funds. The Order also states that the parties failed to make appropriate disclosures regarding these matters, including in marketing materials, and failed to have adequate compliance policies and procedures. AUIM ceased to serve as sub-adviser to the Transamerica tactical funds on April 30, 2015 and to the Transamerica asset allocation funds on June 30, 2015.

Under the terms of the Order, AUIM, TAM and TCI were censured, and agreed, without admitting or denying the findings in the Order, to cease and desist from committing or causing any violations of certain statutory provisions and SEC rules. AUIM agreed to pay civil penalties of $21,000,000, $24,599,896 in disgorgement and $3,682,195 in prejudgment interest. TAM agreed to pay civil penalties of $10,500,000, $15,000,000 in disgorgement and $2,235,765 in prejudgment interest. TCI agreed to pay civil penalties of $4,000,000, $12,000,000 in disgorgement and $1,826,022 in prejudgment interest. The amounts paid in disgorgement, prejudgment interest and civil penalties have been deposited into a Fair Fund for distribution to affected investors. Affected investors are those who purchased or held the relevant mutual funds, variable life insurance and annuity investment portfolios and separately managed account strategies during the period between July 2011 and June 2015. The Order states that these investors are to receive from the Fair Fund the pro rata fees and commissions paid by them during that period, subject to any de minimis threshold.

The settlement does not impose any restrictions on the business or continued ability of AUIM, TAM or TCI to serve the funds.

The foregoing is only a brief summary of the Order. A copy of the Order is available on the SEC’s website at https://www.sec.gov.

The funds are affected by many factors and risks: for example, the risk that the sub-advisers’ judgments and investment decisions, and methods, tools, resources, information, models and analyses utilized in making investment decisions, are incorrect or flawed, do not produce the desired results, and cause the funds to lose value. See “Principal Risks” in the prospectus.

The Order and settlement has no impact on the Funds’ financial statements.

16. SUBSEQUENT EVENTS

The Board has approved a Fund name change for Strategic High Income to “Transamerica Multi-Asset Income.” This name change became effective on May 1, 2019.

The Board has approved the conversion of Class B shares into Class A shares with respect to Bond, Capital Growth, Global Equity, Government Money Market, High Yield Bond, Multi-Cap Growth, Multi-Managed Balanced, Small/Mid Cap Value and US Growth. All outstanding Class B shares of the funds will be converted to Class A shares. This will be effective on or about May 6, 2019.

Transamerica Funds	Semi-Annual Report 2019

TRANSAMERICA EMERGING MARKETS EQUITY

TRANSAMERICA INTERNATIONAL STOCK

APPROVAL OF SUB-ADVISORY AGREEMENT

(unaudited)

On March 31, 2019, ClariVest Asset Management LLC (“ClariVest”) became a wholly-owned subsidiary of Eagle Asset Management, Inc. (“Eagle”) upon the closing of a transaction in which Eagle increased its ownership interest in ClariVest by acquiring the remaining 55% equity interest in ClariVest. This transaction constituted an “assignment,” within the meaning of the Investment Company Act of 1940, of the sub-advisory agreement between Transamerica Asset Management, Inc. (“TAM”) and ClariVest, resulting in its automatic termination.

In anticipation of the closing of the transaction, the Board of Trustees of Transamerica Funds (the “Board” or “Board Members”), at a meeting held on March 6-7, 2019, considered the continued retention of ClariVest as sub-adviser to Transamerica Emerging Markets Equity and Transamerica International Stock (the “Funds”). Following their review and consideration, the Board Members determined that the terms of the proposed sub-advisory agreement between TAM and ClariVest, with respect to the Funds (the “New Sub-Advisory Agreement”), were reasonable, and approval of the New Sub-Advisory Agreement was in the best interests of each Fund and their respective shareholders. The Board, including the independent members of the Board (the “Independent Board Members”), unanimously approved the New Sub-Advisory Agreement for an initial two-year period.

To assist the Board Members in their consideration of the New Sub-Advisory Agreement, the Board Members had requested and received from TAM and ClariVest certain materials and information in advance of the meeting. The Board Members then reviewed such information as they deemed reasonably necessary to evaluate the New Sub-Advisory Agreement. In addition, the Independent Board Members consulted with counsel, including independent legal counsel, discussing, among other things, the legal standards and certain other considerations relevant to the Independent Board Members’ deliberations.

Among other matters, the Board Members considered:

(a)        that Eagle’s purchase is not expected to result in any diminution in the nature, extent and quality of sub-advisory services provided to the Funds and their shareholders, including compliance services;

(b)        that, although certain internal service functions (e.g., corporate, accounting and payroll services) will change, ClariVest expects to retain the same investment processes, trade operations functions, and many of the same investment personnel following the transaction;

(c)        that ClariVest is an experienced and respected asset management firm and TAM believes that ClariVest will continue to have the capabilities, resources and personnel necessary to provide sub-advisory services to the Funds based on an assessment of ClariVest, its investment personnel, and the sub-advisory services ClariVest provides to the Funds; and

(d)        that the New Sub-Advisory Agreement will not result in any change in the rate of sub-advisory fees payable by TAM to ClariVest.

In approving the New Sub-Advisory Agreement, the Board Members also relied, as to ClariVest’s services, fees, profitability and fallout benefits, on their prior deliberations in approving the continuance of the sub-advisory agreement in June of 2018 and the amended sub-advisory agreement in September of 2018, as supplemented by the new information concerning the transaction. With respect to other matters, such as TAM’s profitability in operating the Funds with ClariVest as their sub-adviser, they relied in part upon their prior deliberations in approving the continuance of the management agreement with TAM in June of 2018.

In their deliberations, the Board Members evaluated and weighed a number of considerations that they believed to be relevant in light of the legal advice furnished to them by counsel, including independent legal counsel, and made a decision in the exercise of their own business judgment. The Board Members based their decisions on the considerations discussed above, among others, although they did not identify any particular consideration or item of information that was controlling of their decisions, and each Board Member may have attributed different weights to the various factors.

After consideration of the factors described above, as well as other factors, the Board Members, including all of the Independent Board Members, concluded that the approval of the New Sub-Advisory Agreement is in the best interests of the Funds and their respective shareholders and unanimously approved the New Sub-Advisory Agreement to take effect upon the closing of the transaction.

Transamerica Funds	Semi-Annual Report 2019

TRANSAMERICA LARGE CAP VALUE

APPROVAL OF SUB-ADVISORY AGREEMENT

(unaudited)

On March 29, 2019, Easterly Partners Group LLC (“Easterly”) acquired a majority stake in the institutional investment business of Levin Capital Strategies, LP (“Levin Capital”). As part of the transaction, the investment management services for the Fund transferred to Levin Easterly Partners LLC (“Levin Easterly”), a new firm formed by Easterly. This transaction constituted an “assignment,” within the meaning of the Investment Company Act of 1940, of the sub-advisory agreement between Transamerica Asset Management, Inc. (“TAM”) and Levin Capital, resulting in its automatic termination.

In anticipation of the closing of the transaction, the Board of Trustees of Transamerica Funds (the “Board” or “Board Members”), at a meeting held on March 6-7, 2019, considered the continued retention of Levin Easterly as the sub-adviser to Transamerica Large Cap Value (the “Fund”). Following their review and consideration, the Board Members determined that the terms of the proposed sub-advisory agreement between TAM and Levin Easterly, with respect to the Fund (the “New Sub-Advisory Agreement”), were reasonable, and approval of the New Sub-Advisory Agreement was in the best interests of the Fund and its shareholders. The Board, including the independent members of the Board (the “Independent Board Members”), unanimously approved the New Sub-Advisory Agreement for an initial two-year period.

To assist the Board Members in their consideration of the New Sub-Advisory Agreement, the Board Members had requested and received from TAM and Levin Capital certain materials and information in advance of their meeting at which the New Sub-Advisory Agreement was approved. The Board Members then reviewed such information as they deemed reasonably necessary to evaluate the New Sub-Advisory Agreement. In addition, the Independent Board Members consulted with counsel, including independent legal counsel, discussing, among other things, the legal standards and certain other considerations relevant to the Independent Board Members’ deliberations.

Among other matters, the Board Members considered:

(a)        that Levin Easterly’s purchase of the portion of Levin Capital’s business that serves the Fund is not expected to result in any diminution in the nature, extent and quality of sub-advisory services provided to the Fund and its shareholders, including compliance services;

(b)        that as part of the transaction, Levin Easterly is expected to acquire all of the same investment processes, key personnel and operations systems supporting the Fund’s investment strategies as were in place prior to the transaction;

(c)        that Levin Capital believes the transaction is in the best interest of its clients, prospective clients and employees;

(d)        that TAM believes Levin Easterly will have the capabilities, resources and personnel necessary to provide sub-advisory services to the Fund based on an assessment of the planned transaction and the organization of Levin Easterly, its investment personnel, and the sub-advisory services to be provided following the transaction; and

(e)        that the New Sub-Advisory Agreement will not result in any change in the rate of sub-advisory fees payable by TAM to Levin Easterly.

In approving the New Sub-Advisory Agreement, the Board Members also relied, as to Levin Easterly’s services, fees, profitability and fallout benefits, on their prior deliberations in approving the continuance of the sub-advisory agreement, in June of 2018, as supplemented by the new information concerning the transaction. With respect to other matters, such as TAM’s profitability in operating the Fund with Levin Easterly as its sub-adviser, they relied in part upon their prior deliberations in approving the continuance of the management agreement with TAM in June of 2018.

In their deliberations, the Board Members evaluated and weighed a number of considerations that they believed to be relevant in light of the legal advice furnished to them by counsel, including independent legal counsel, and made a decision in the exercise of their own business judgment. The Board Members based their decisions on the considerations discussed above, among others, although they did not identify any particular consideration or item of information that was controlling of their decisions, and each Board Member may have attributed different weights to the various factors.

After consideration of the factors described above, as well as other factors, the Board Members, including all of the Independent Board Members, concluded that the approval of the New Sub-Advisory Agreement is in the best interests of the Fund and its shareholders and unanimously approved the New Sub-Advisory Agreement to take effect upon the closing of the transaction.

Transamerica Funds	Semi-Annual Report 2019

LIQUIDITY RISK MANAGEMENT PROGRAM (“LRMP”)

(unaudited)

Per initial set of requirements for SEC Rule 22e-4, TAM established a LRMP in 2018, which was approved by the Board in March of 2019. In advance of the final compliance date of June 1, 2019, TAM successfully completed the liquidity rule implementation. All Funds were on-boarded to the State Street Global Exchange (SSGX) truView system (a third-party liquidity bucketing tool) at the end of December 2018. TAM currently has policies and procedures established for the day to day monitoring of liquidity risk, and will continue to test these policies and procedures for effectiveness as we approach the compliance date.

Transamerica Funds	Semi-Annual Report 2019

PROXY VOTING POLICIES AND PROCEDURES AND QUARTERLY PORTFOLIO HOLDINGS

(unaudited)

A description of the Transamerica Funds’ proxy voting policies and procedures is available in the Statement of Additional Information of the Funds, available without charge upon request by calling 1-888-233-4339 (toll free) or on the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

In addition, the Funds are required to file Form N-PX, with their complete proxy voting records for the most recent 12 months ended June 30th, no later than August 31st of each year. The Form is available without charge: (1) from the Funds, upon request by calling 1-888-233-4339; and (2) on the SEC’s website at http://www.sec.gov.

Each fiscal quarter, the Funds will file with the SEC a complete schedule of their monthly portfolio holdings on Form N-PORT. The Funds’ holdings as of the end of the third month of every fiscal quarter, as reported on Form N-PORT, will be publicly available on the SEC’s website at http://www.sec.gov within 60 days of the end of the fiscal quarter.

You may also visit the Trust’s website at www.transamerica.com for this and other information about the Funds and the Trust.

Important Notice Regarding Delivery of Shareholder Documents

Every year we send shareholders informative materials such as the Transamerica Funds Annual Report, the Transamerica Funds Prospectus, and other required documents that keep you informed regarding your Funds. Transamerica Funds will only send one piece per mailing address, a method that saves your Funds’ money by reducing mailing and printing costs. We will continue to do this unless you tell us not to. To elect to receive individual mailings, simply call a Transamerica Customer Service Representative toll free at 1-888-233-4339, 8 a.m. to 7 p.m. Eastern Time, Monday-Friday. Your request will take effect within 30 days.

Transamerica Funds	Semi-Annual Report 2019

NOTICE OF PRIVACY POLICY

(unaudited)

Your privacy is very important to us. We want you to understand what information we collect and how we use it. We collect and use “nonpublic personal information” in connection with providing our customers with a broad range of financial products and services as effectively and conveniently as possible. We treat nonpublic personal information in accordance with our Privacy Policy.

What Information We Collect and From Whom We Collect It

We may collect nonpublic personal information about you from the following sources:

•	Information we receive from you on applications or other forms, such as your name, address, and account number;

•	Information about your transactions with us, our affiliates, or others, such as your account balance and purchase/redemption history; and

•	Information we receive from non-affiliated third parties, including consumer reporting agencies.

What Information We Disclose and To Whom We Disclose It

We do not disclose any nonpublic personal information about current or former customers to anyone without their express consent, except as permitted by law. We may disclose the nonpublic personal information we collect, as described above, to persons or companies that perform services on our behalf and to other financial institutions with which we have joint marketing agreements. We will require these companies to protect the confidentiality of your nonpublic personal information and to use it only to perform the services for which we have hired them.

Our Security Procedures

We restrict access to your nonpublic personal information and only allow disclosures to persons and companies as permitted by law to assist in providing products or services to you. We maintain physical, electronic, and procedural safeguards to protect your nonpublic personal information and to safeguard the disposal of certain consumer information.

If you have any questions about our Privacy Policy, please call 1-888-233-4339 on any business day between 8 a.m. and 7 p.m. Eastern Time.

Note:        This Privacy Policy applies only to customers that have a direct relationship with us or our affiliates. If you own shares of our funds in the name of a third party such as a bank or broker-dealer, its privacy policy may apply to you instead of ours.

Transamerica Funds	Semi-Annual Report 2019

Customer Service: 1-888-233-4339

1801 California St., Suite 5200 Denver, CO 80202

Distributor: Transamerica Capital, Inc.

www.transamerica.com

In an effort to reduce paper mailings and conserve natural resources, we encourage you to visit our website, www.transamerica.com, to set up an account and enroll in eDelivery.

Transamerica Funds are advised by Transamerica Asset Management, Inc. and distributed by Transamerica Capital, Inc., Member of FINRA

122434 04/19

© 2019 Transamerica Capital, Inc.

TRANSAMERICA FUNDS

SEMI-ANNUAL REPORT

APRIL 30, 2019

Beginning January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, the fund intends to no longer mail paper copies of the fund’s shareholder reports, unless you specifically request paper copies of the reports from the fund or your financial intermediary (such as broker-dealer or bank). Instead, the reports will be made available on a website and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically (“e-delivery”), you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the fund electronically anytime by contacting your financial intermediary or, if you are a direct shareholder with the fund, by calling 1-888-233-4339.

You may elect to receive all future reports in paper free of charge. If you invest through a financial intermediary, you can contact your financial intermediary to request that you continue to receive paper copies of your shareholder reports where the fund is held through that intermediary. If you are a direct shareholder with the fund, you can call 1-888-233-4339 to let the fund know you wish to continue receiving paper copies of your shareholder reports. That election will apply to all Transamerica funds held directly with the fund complex.

Customer Service: 1-888-233-4339

1801 California St., Suite 5200 Denver, CO 80202

Distributor: Transamerica Capital, Inc.

www.transamerica.com

Authorized for distribution only when accompanied or preceded by a prospectus. Investors should carefully consider a fund’s investment goals, risks, charges and expenses before investing. The prospectus contains this and other information; please read it carefully before investing.

Transamerica Funds	Semi-Annual Report 2019

Dear Shareholder,

On behalf of Transamerica Funds, we would like to thank you for your continued support and confidence in our products as we look forward to continuing to serve you and your financial professional in the future. We value the trust you have placed in us.

This semi-annual report provides certain information about your Fund(s) during the fiscal period. The Securities and Exchange Commission currently requires that annual and semi-annual reports be sent to all shareholders, and we believe it to be an important part of the investment process. This report covers the six-month period ended April 30, 2019.

We believe it is important to understand market conditions over the six-month period to provide a context for reading this report. The period began in November with equity and credit markets in decline as a series of investor concerns began to engulf the markets. These included fears that the U.S. Federal Reserve (“Fed”) might raise rates too quickly into a slowing economy, the ongoing trade dispute with China, and fears of declining rates of corporate earnings growth in 2019. While stocks rallied during the final week of November based on optimistic interpretations of Fed Chairman Jay Powell’s public comments, it proved to be short lived.

Stocks experienced their worst December in more than eighty years as the S&P 500® dropped over 9% during that single month. Much of this decline can be likely attributed to more market angst being created by the Fed as it raised rates for the fourth time in less than a year at its December meeting, and the markets responded by selling off fiercely. In addition, the prospect of U.S.-imposed tariffs on Chinese goods being imported into the U.S. also continued to unnerve investors, and speculation of a meaningful economic slowdown rippled through the stock and corporate bond markets. The differential in yields between sub-investment grade bonds and comparable maturity Treasuries continued to rise during December, signifying greater concerns about the overall credit markets. By the end of the calendar year these credit spreads widened to about 5.30%, up considerably from 3.20% just a few months earlier. These developments weighed hard on the markets, and as a result the S&P 500® experienced its first negative year since 2008. The 10-year U.S. Treasury yield, which had moved as high as 3.23% near the beginning of the period, saw a flight to quality push its yield downward to 2.69% by the calendar year’s close.

Foreign markets grappled with their own issues in the fourth quarter of 2018, as European markets remained hamstrung by a stalemate in Brexit negotiations between the United Kingdom and the European Union. Major European interest rates also remained anchored near the zero mark, as prospects for an acceleration in inflation or economic growth continued to look unlikely. Emerging markets felt the negative impact of China’s lowest annual gross domestic product (“GDP”) growth in almost 30 years due in part to continued trade friction with the U.S.

As the New Year began the investing landscape improved considerably as the market embraced a change in perspective at the Fed, where a more patient approach signaled to investors that further rate hikes were on hold. With that welcome news came reports of progress in trade talks between the U.S. and China, and this provided more comfort to the markets as well as some consensus that the brutal December selloff may have been an overreaction. As credit fundamentals proved solid and high yield default rates remained low, corporate bond spreads to Treasuries narrowed, moving closer to pre-December levels. Fourth quarter earnings reports, while weaker than previous quarters, came in better than expected, and forward-looking estimates for the second half of 2019 and 2020 increased. Finally, first quarter U.S. GDP growth overcame a government shutdown in the early months of the year and posted growth of more than 3% on an annualized basis, which was well above expectations. As a result, stocks finished the period having generally recovered from the year-end selloff and at a record high on the S&P 500®. The 10-year Treasury yield continued to move lower, concluding the period at 2.51%.

For the six-month period ended April 30, 2019, the S&P 500® returned 9.76%, while the MSCI EAFE Index, representing international developed market equities, gained 7.73%. During the same period, the Bloomberg Barclays U.S. Aggregate Bond Index returned 5.49%. Please keep in mind that it is important to maintain a diversified portfolio as investment returns have historically been difficult to predict.

In addition to your active involvement in the investment process, we firmly believe that a financial professional is a key resource to help you build a complete picture of your current and future financial needs. Financial professionals are familiar with the market’s history, including long-term returns and volatility of various asset classes. With your professional, you can develop an investment program that incorporates factors such as your goals, your investment timeline and your risk tolerance.

Please contact your financial professional if you have any questions about the contents of this report, and thanks again for the confidence you have placed in us.

Sincerely,

Marijn Smit

President & Chief Executive Officer

Transamerica Funds

Tom Wald, CFA

Chief Investment Officer

Transamerica Funds

Bloomberg Barclays U.S. Aggregate Bond Index: Measures investment grade, U.S. dollar denominated, fixed-rate taxable bonds, including Treasuries, government-related and corporate securities, as well as both mortgage- and asset-backed securities.

MSCI EAFE Index: A free float-adjusted market capitalization index that is designed to measure the equity market performance of developed markets, excluding the U.S. and Canada.

S&P 500®: A market-capitalization weighted index of 500 large U.S companies with common stock listed on the New York Stock Exchange or NASDAQ Stock Market.

The views expressed in this report reflect those of the portfolio managers only and may not necessarily represent the views of the Transamerica Funds. These views are as of the date of this report and are subject to change based upon market conditions. These views should not be relied upon as investment advice and are not indicative of trading intent on behalf of the Transamerica Funds. Investing involves risk, including potential loss of principal. The performance data presented represents past performance and does not guarantee future results. Indexes are unmanaged and an investor cannot invest directly in an index.

Disclosure of Expenses

(unaudited)

SHAREHOLDER EXPENSES

Fund shareholders may incur two types of costs: (i) transaction costs, including sales charges (loads) on purchases, contingent deferred sales charges on redemptions; and (ii) ongoing costs, including management fees, and other fund expenses.

The following examples are intended to help you understand your ongoing costs (in dollars and cents) of investing in the Funds and to compare these costs with the ongoing costs of investing in other funds.

The examples are based on an investment of $1,000 invested at November 1, 2018, and held for the entire six-month period until April 30, 2019.

ACTUAL EXPENSES

The information in the table below provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = $8.60), then multiply the result by the number in the appropriate column for your share class titled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The information in the table below provides information about hypothetical account values and hypothetical expenses based on the Funds’ actual expense ratios and assumed rates of return of 5% per year before expenses, which are not the Funds’ actual returns. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund versus other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges and brokerage commissions paid on purchases and sales of Fund shares. Therefore, the information under the heading “Hypothetical Expenses” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. If any of these transaction costs were included, your costs would be higher. The expenses shown in the table do not reflect any fees that may be charged to you by brokers, financial intermediaries, or other financial institutions.

		Actual Expenses		Hypothetical Expenses (A)
Fund	Beginning Account Value	Ending Account Value	Expenses Paid During Period (B)	Ending Account Value	Expenses Paid During Period (B)	Annualized Expense Ratio
Transamerica Core Bond	$1,000.00	$1,052.80	$2.39	$1,022.50	$2.36	0.47%
Transamerica Global Real Estate Securities	1,000.00	1,116.80	7.30	1,017.90	6.95	1.39
Transamerica International Value	1,000.00	1,059.70	5.11	1,019.80	5.01	1.00
Transamerica Long/Short Strategy	1,000.00	1,052.00	17.35	1,007.90	16.98	3.41
Transamerica Mid Cap Value	1,000.00	1,098.40	4.79	1,020.20	4.61	0.92
Transamerica Total Return	1,000.00	1,047.20	3.60	1,021.30	3.56	0.71

(A)	5% return per year before expenses.

(B)	Expenses are calculated using each Fund’s annualized expense ratios (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (181 days), and divided by the number of days in the year (365 days).

Transamerica Funds	Semi-Annual Report 2019

Schedules of Investments Composition

At April 30, 2019

(unaudited)

Transamerica Core Bond

Fund Characteristics	Years
Average Maturity §	7.66
Duration †	5.78

Credit Quality ‡	Percentage of Net Assets
U.S. Government and Agency Securities	54.6%
AAA	6.6
AA	4.6
A	11.5
BBB	13.9
BB	0.1
B	0.0 *
CCC and Below	0.1
Not Rated	8.8
Net Other Assets (Liabilities)	(0.2)
Total	100.0%

Transamerica Global Real Estate Securities

Asset Allocation	Percentage of Net Assets
Common Stocks	98.1%
Other Investment Company	3.6
Repurchase Agreement	3.0
Net Other Assets (Liabilities)^	(4.7)
Total	100.0%

Transamerica International Value

Asset Allocation	Percentage of Net Assets
Common Stocks	96.7%
Other Investment Company	1.7
Preferred Stock	1.4
Net Other Assets (Liabilities)^	0.2
Total	100.0%

Transamerica Long/Short Strategy

Asset Allocation	Percentage of Net Assets
Common Stocks	110.9%
Common Stocks Sold Short	(78.7)
Net Other Assets (Liabilities)^	67.8
Total	100.0%

Transamerica Mid Cap Value

Asset Allocation	Percentage of Net Assets
Common Stocks	98.0%
Repurchase Agreement	2.2
Other Investment Company	0.4
Net Other Assets (Liabilities)	(0.6)
Total	100.0%

Transamerica Total Return

Fund Characteristics	Years
Average Maturity §	4.42
Duration †	4.06

Credit Quality ‡	Percentage of Net Assets
U.S. Government and Agency Securities	96.0%
AAA	11.5
AA	2.3
A	14.9
BBB	36.4
BB	5.3
B	3.9
CCC and Below	3.1
Not Rated	6.2
Net Other Assets (Liabilities)^	(79.6)
Total	100.0%

§	Average Maturity is computed by weighting the maturity of each security in the Fund by the market value of the security, then averaging these weighted figures.

†	Duration is a time measure of a bond’s interest rate sensitivity, based on the weighted average of the time periods over which a bond’s cash flows accrue to the bondholder.

‡	Credit quality represents a percentage of net assets at the end of the reporting period. Ratings BBB or higher are considered investment grade. Not rated securities do not necessarily indicate low credit quality, and may or may not be equivalent of investment grade. The table reflects Standard and Poor’s (“S&P”) ratings; percentages may include investments not rated by S&P but rated by Moody’s, or if unrated by Moody’s, by Fitch ratings, and then included in the closest equivalent S&P rating. Credit ratings are subject to change. The Fund itself has not been rated by an independent agency.

*	Percentage rounds to less than 0.1% or (0.1)%.

^	The Net Other Assets (Liabilities) category may include, but is not limited to, reverse repurchase agreements, forward foreign currency contracts, futures contracts, swap agreements, written options and swaptions, and cash collateral.

Transamerica Funds	Semi-Annual Report 2019

Transamerica Core Bond

SCHEDULE OF INVESTMENTS

At April 30, 2019

(unaudited)

	Principal	Value
ASSET-BACKED SECURITIES - 14.4%
ABFC Trust
Series 2005-AQ1, Class A4,
4.75% (A), 01/25/2034	$ 161,723	$ 164,524
Academic Loan Funding Trust
Series 2013-1A, Class A,
1-Month LIBOR + 0.80%, 3.28% (A), 12/26/2044 (B)	508,770	503,202
American Credit Acceptance Receivables Trust
Series 2016-2, Class C,
6.09%, 05/12/2022 (B)	686,311	694,397
Series 2016-3, Class C,
4.26%, 08/12/2022 (B)	722,000	728,321
Series 2016-4, Class C,
2.91%, 02/13/2023 (B)	260,036	260,047
Series 2018-2, Class B,
3.46%, 08/10/2022 (B)	1,156,000	1,159,657
American Homes 4 Rent Trust
Series 2014-SFR2, Class A,
3.79%, 10/17/2036 (B)	2,041,573	2,106,473
Series 2014-SFR2, Class E,
6.23%, 10/17/2036 (B)	200,000	219,276
Series 2014-SFR3, Class D,
5.04%, 12/17/2036 (B)	270,000	285,530
Series 2014-SFR3, Class E,
6.42%, 12/17/2036 (B)	725,000	803,372
Series 2015-SFR1, Class A,
3.47%, 04/17/2052 (B)	927,079	937,996
Series 2015-SFR1, Class D,
4.41%, 04/17/2052 (B)	1,800,000	1,848,196
Series 2015-SFR1, Class E,
5.64%, 04/17/2052 (B)	825,000	884,973
Series 2015-SFR2, Class E,
6.07%, 10/17/2052 (B)	1,155,000	1,272,039
American Tower Trust #1
Series 2013-2A, Class 2A,
3.07%, 03/15/2048 (B)	400,000	398,780
AmeriCredit Automobile Receivables Trust
Series 2016-4, Class B,
1.83%, 12/08/2021	700,000	695,653
Series 2017-1, Class B,
2.30%, 02/18/2022	406,000	404,401
Series 2017-1, Class C,
2.71%, 08/18/2022	218,000	217,972
Series 2017-1, Class D,
3.13%, 01/18/2023	489,000	490,584
Anchor Assets IX LLC
Series 2016-1, Class A,
5.13%, 02/15/2020 (B)	1,553,041	1,553,041
ARIVO
Series 2018-1, Class A,
5.17%, 09/15/2019 (C) (D) (E)	1,486,100	1,486,100
B2R Mortgage Trust
Series 2015-1, Class A1,
2.52%, 05/15/2048 (B)	62,041	61,666
Series 2015-2, Class A,
3.34%, 11/15/2048 (B)	711,268	710,941
Series 2016-1, Class A,
2.57%, 06/15/2049 (B)	1,045,620	1,035,348

	Principal	Value
ASSET-BACKED SECURITIES (continued)
BCC Funding XIII LLC
Series 2016-1, Class A2,
2.20%, 12/20/2021 (B)	$ 93,656	$ 93,543
Business Jet Securities LLC
Series 2018-1, Class A,
4.34%, 02/15/2033 (B)	1,231,102	1,240,406
Series 2018-2, Class A,
4.45%, 06/15/2033 (B)	1,554,081	1,570,457
BXG Receivables Note Trust
Series 2012-A, Class A,
2.66%, 12/02/2027 (B)	123,302	123,075
Cabela’s Credit Card Master Note Trust
Series 2015-2, Class A1,
2.25%, 07/17/2023	185,000	184,118
California Republic Auto Receivables Trust
Series 2015-1, Class A4,
1.82%, 09/15/2020	45,445	45,426
Camillo Trust
Series 2016-SFR1,
5.00%, 12/05/2023	1,890,063	1,885,928
Capital Auto Receivables Asset Trust
Series 2018-1, Class A3,
2.79%, 01/20/2022 (B)	2,750,000	2,752,486
CarMax Auto Owner Trust
Series 2016-2, Class A3,
1.52%, 02/16/2021	147,009	146,526
CarNow Auto Receivables Trust
Series 2017-1A, Class A,
2.92%, 09/15/2022 (B)	209,882	209,628
Chase Funding Trust
Series 2003-2, Class 2A2,
1-Month LIBOR + 0.56%, 3.04% (A), 02/25/2033	419,129	407,557
Series 2003-6, Class 1A5,
5.03% (A), 11/25/2034	223,782	232,015
CIG Auto Receivables Trust
Series 2017-1A, Class A,
2.71%, 05/15/2023 (B)	273,590	273,065
Citigroup Global Markets Mortgage Securities VII, Inc.
Series 2003-UP1, Class A,
3.95% (A), 04/25/2032 (B)	3,792	3,776
CLUB Credit Trust
Series 2017-P2, Class A,
2.61%, 01/15/2024 (B)	452,569	450,904
Colony American Finance, Ltd.
Series 2016-2, Class A,
2.55%, 11/15/2048 (B)	505,586	498,360
COOF Securitization Trust, Ltd., Interest Only STRIPS
Series 2014-1, Class A,
3.00%, 06/25/2040	321,817	28,914
Corevest American Finance Trust
Series 2019-1, Class B,
3.88%, 03/15/2052 (B)	1,300,000	1,303,155
CPS Auto Receivables Trust
Series 2014-D, Class C,
4.35%, 11/16/2020 (B)	77,383	77,696

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2019

Transamerica Core Bond

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2019

(unaudited)

	Principal	Value
ASSET-BACKED SECURITIES (continued)
CPS Auto Receivables Trust (continued)
Series 2015-A, Class C,
4.00%, 02/16/2021 (B)	$ 92,778	$ 93,211
Series 2015-C, Class D,
4.63%, 08/16/2021 (B)	482,000	487,277
Series 2016-C, Class C,
3.27%, 06/15/2022 (B)	768,568	769,511
Series 2017-C, Class C,
2.86%, 06/15/2023 (B)	1,150,000	1,148,303
Credit Acceptance Auto Loan Trust
Series 2017-1A, Class A,
2.56%, 10/15/2025 (B)	476,266	475,654
Series 2017-1A, Class B,
3.04%, 12/15/2025 (B)	272,000	271,723
Series 2017-1A, Class C,
3.48%, 02/17/2026 (B)	250,000	249,737
Series 2017-2A, Class C,
3.35%, 06/15/2026 (B)	272,000	272,002
Series 2018-1A, Class A,
3.01%, 02/16/2027 (B)	859,000	858,404
Diamond Resorts Owner Trust
Series 2017-1A, Class A,
3.27%, 10/22/2029 (B)	590,679	593,253
Series 2018-1, Class A,
3.70%, 01/21/2031 (B)	1,205,584	1,224,947
Drive Auto Receivables Trust
Series 2015-AA, Class D,
4.12%, 07/15/2022 (B)	237,045	237,786
Series 2015-BA, Class D,
3.84%, 07/15/2021 (B)	272,354	272,840
Series 2015-DA, Class D,
4.59%, 01/17/2023 (B)	384,943	388,059
Series 2016-AA, Class C,
3.91%, 05/17/2021 (B)	61,712	61,712
Series 2016-CA, Class D,
4.18%, 03/15/2024 (B)	1,126,000	1,139,358
Series 2017-1, Class C,
2.84%, 04/15/2022	807,282	807,537
Series 2017-1, Class D,
3.84%, 03/15/2023	1,983,000	1,998,500
Series 2017-2, Class C,
2.75%, 09/15/2023	1,382,301	1,381,990
Series 2017-3, Class D,
3.53%, 12/15/2023 (B)	3,800,000	3,819,226
Series 2017-AA, Class C,
2.98%, 01/18/2022 (B)	284,261	284,407
Series 2017-AA, Class D,
4.16%, 05/15/2024 (B)	648,000	656,930
Series 2018-3, Class C,
3.72%, 09/16/2024	1,625,000	1,643,619
Series 2019-1, Class D,
4.09%, 06/15/2026	645,000	659,044
DT Asset Trust
Series 2017, Class B,
5.84%, 12/16/2022	1,100,000	1,099,753
DT Auto Owner Trust
Series 2016-4A, Class D,
3.77%, 10/17/2022 (B)	578,700	582,004

	Principal	Value
ASSET-BACKED SECURITIES (continued)
DT Auto Owner Trust (continued)
Series 2017-1A, Class D,
3.55%, 11/15/2022 (B)	$ 588,000	$ 589,861
Series 2017-2A, Class C,
3.03%, 01/17/2023 (B)	680,251	680,401
Series 2017-3A, Class D,
3.58%, 05/15/2023 (B)	534,000	535,882
Series 2018-1A, Class C,
3.47%, 12/15/2023 (B)	961,000	964,850
Series 2018-1A, Class D,
3.81%, 12/15/2023 (B)	681,000	686,251
Engs Commercial Finance Trust
Series 2016-1A, Class A2,
2.63%, 02/22/2022 (B)	122,916	122,636
Exeter Automobile Receivables Trust
Series 2015-2A, Class C,
3.90%, 03/15/2021 (B)	111,693	111,958
Series 2016-1A, Class C,
5.52%, 10/15/2021 (B)	890,000	897,714
Series 2016-2A, Class B,
3.64%, 02/15/2022 (B)	148,341	148,506
Series 2016-3A, Class B,
2.84%, 08/16/2021 (B)	264,458	264,373
Series 2017-1A, Class C,
3.95%, 12/15/2022 (B)	315,000	317,674
Series 2017-3A, Class A,
2.05%, 12/15/2021 (B)	143,211	142,844
Series 2018-4A, Class B,
3.64%, 11/15/2022 (B)	744,000	750,247
First Investors Auto Owner Trust
Series 2017-2A, Class B,
2.65%, 11/15/2022 (B)	866,000	864,480
Series 2017-2A, Class C,
3.00%, 08/15/2023 (B)	1,500,000	1,500,709
Series 2017-3A, Class A2,
2.41%, 12/15/2022 (B)	1,089,000	1,085,628
Flagship Credit Auto Trust
Series 2015-3, Class B,
3.68%, 03/15/2022 (B)	198,102	198,612
Series 2015-3, Class C,
4.65%, 03/15/2022 (B)	189,000	192,124
Series 2016-1, Class A,
2.77%, 12/15/2020 (B)	1,029	1,029
Series 2016-1, Class C,
6.22%, 06/15/2022 (B)	1,050,000	1,085,276
Series 2016-4, Class C,
2.71%, 11/15/2022 (B)	747,000	745,438
Series 2018-3, Class C,
3.79%, 12/16/2024 (B)	2,029,000	2,061,712
Ford Credit Auto Owner Trust
Series 2016-B, Class A3,
1.33%, 10/15/2020	90,139	89,966
Fort Cre LLC
1-Month LIBOR + 2.83%, 4.96% (A), 11/21/2035	3,195,000	3,195,931
Foundation Finance Trust
Series 2019-1A, Class A,
3.86%, 11/15/2034 (B)	1,100,000	1,103,836

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2019

Transamerica Core Bond

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2019

(unaudited)

	Principal	Value
ASSET-BACKED SECURITIES (continued)
Freedom Financial Trust
Series 2018-1, Class A,
3.61%, 07/18/2024 (B)	$ 676,919	$ 678,289
Series 2018-2, Class A,
3.99%, 10/20/2025 (B)	1,599,990	1,610,480
GLS Auto Receivables Trust
Series 2016-1A, Class B,
4.39%, 01/15/2021 (B)	48,588	48,623
Series 2016-1A, Class C,
6.90%, 10/15/2021 (B)	700,000	717,029
Series 2017-1A, Class B,
2.98%, 12/15/2021 (B)	1,300,000	1,299,064
GM Financial Automobile Leasing Trust
Series 2017-2, Class A4,
2.18%, 06/21/2021	279,000	278,057
GMAT Trust
Series 2013-1A, Class A,
6.97% (A), 11/25/2043 (B)	6,601	6,605
Gold Key Resorts LLC
Series 2014-A, Class A,
3.22%, 03/17/2031 (B)	93,338	93,030
Golden Bear LLC
Series 2016-R, Class R,
5.65%, 09/20/2047 (B)	440,796	448,551
Goodgreen Trust
Series 2017, Class R1,
5.00%, 10/20/2051	2,377,381	2,322,226
Series 2017-1A, Class A,
3.74%, 10/15/2052 (B)	279,846	282,640
Series 2017-2A, Class A,
3.26%, 10/15/2053 (B)	1,390,722	1,385,494
Headlands Residential LLC
Series 2018,
4.25%, 06/25/2023	2,410,000	2,409,722
Hero Funding Trust
Series 2016-3A, Class A1,
3.08%, 09/20/2042 (B)	360,530	356,698
Series 2017-1A, Class A2,
4.46%, 09/20/2047 (B)	922,468	950,813
Series 2017-3A, Class A2,
3.95%, 09/20/2048 (B)	1,272,530	1,295,806
Hilton Grand Vacations Trust
Series 2017-AA, Class A,
2.66%, 12/26/2028 (B)	291,729	289,668
Hyundai Auto Receivables Trust
Series 2016-A, Class A3,
1.56%, 09/15/2020	59,648	59,565
Kabbage Funding LLC
Series 2019-1, Class A,
3.83%, 03/15/2024 (B)	2,735,000	2,753,173
KGS-Alpha SBA COOF Trust, Interest Only STRIPS
Series 2012-2, Class A,
0.85% (A), 08/25/2038 (B)	1,943,032	46,477
Series 2014-2, Class A,
3.13% (A), 04/25/2040 (B)	297,704	24,220
Lendmark Funding Trust
Series 2017-1A, Class A,
2.83%, 12/22/2025 (B)	830,000	823,786

	Principal	Value
ASSET-BACKED SECURITIES (continued)
Lendmark Funding Trust (continued)
Series 2017-1A, Class B,
3.77%, 12/22/2025 (B)	$ 2,200,000	$ 2,203,350
Series 2017-1A, Class C,
5.41%, 12/22/2025 (B)	1,850,000	1,896,648
LV Tower 52
Series 2013-1, Class A,
5.75%, 07/15/2019 (B)	1,084,059	1,084,059
Mariner Finance Issuance Trust
Series 2017-AA, Class A,
3.62%, 02/20/2029 (B)	864,796	866,210
Marlette Funding Trust
Series 2018-1A, Class A,
2.61%, 03/15/2028 (B)	443,940	443,354
New Residential Advanced Receivables Trust
Series 2016-T2, Class AT2,
2.58%, 10/15/2049 (B)	232,500	231,962
Series 2016-T2, Class CT2,
3.51%, 10/15/2049 (B)	156,250	155,759
Nissan Auto Receivables Owner Trust
Series 2016-B, Class A3,
1.32%, 01/15/2021	161,163	160,513
Ocwen Master Advance Receivables Trust
Series 2018-T2, Class CT2,
4.19%, 08/15/2050 (B)	1,280,000	1,285,773
OnDeck Asset Securitization Trust LLC
Series 2018-1A, Class A,
3.50%, 04/18/2022 (B)	696,000	698,393
OneMain Financial Issuance Trust
Series 2015-1A, Class A,
3.19%, 03/18/2026 (B)	20,362	20,367
Series 2015-1A, Class B,
3.85%, 03/18/2026 (B)	500,000	501,066
Series 2016-1A, Class A,
3.66%, 02/20/2029 (B)	686,622	689,390
Oportun Funding IX LLC
Series 2018-B, Class A,
3.91%, 07/08/2024 (B)	2,329,000	2,344,130
Oportun Funding VI LLC
Series 2017-A, Class A,
3.23%, 06/08/2023 (B)	616,000	613,116
Oportun Funding VII LLC
Series 2017-B, Class A,
3.22%, 10/10/2023 (B)	542,000	539,224
Oportun Funding VIII LLC
Series 2018-A, Class A,
3.61%, 03/08/2024 (B)	1,251,000	1,253,849
Oportun Funding X LLC
Series 2018-C, Class A,
4.10%, 10/08/2024 (B)	3,554,000	3,600,824
Pretium Mortgage Credit Partners I LLC
Series 2018-NPL4, Class A1,
4.83% (A), 09/25/2058 (B)	1,424,512	1,437,258
Progress Residential Trust
Series 2015-SFR2, Class A,
2.74%, 06/12/2032 (B)	2,722,988	2,714,697

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2019

Transamerica Core Bond

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2019

(unaudited)

	Principal	Value
ASSET-BACKED SECURITIES (continued)
Progress Residential Trust (continued)
Series 2015-SFR2, Class B,
3.14%, 06/12/2032 (B)	$ 478,000	$ 475,990
Series 2015-SFR3, Class A,
3.07%, 11/12/2032 (B)	2,477,622	2,472,264
Series 2015-SFR3, Class D,
4.67%, 11/12/2032 (B)	700,000	704,290
Series 2015-SFR3, Class E,
5.66%, 11/12/2032 (B)	275,000	278,008
Series 2017-SFR1, Class C,
3.32%, 08/17/2034 (B)	3,000,000	2,979,710
Series 2018-SFR2, Class E,
4.66%, 08/17/2035 (B)	1,284,000	1,314,300
Prosper Marketplace Issuance Trust
Series 2017-3A, Class A,
2.36%, 11/15/2023 (B)	57,373	57,356
Purchasing Power Funding LLC
Series 2018-A, Class A,
3.34%, 08/15/2022 (B)	3,220,000	3,218,445
Renew
Series 2017-1A, Class A,
3.67%, 09/20/2052 (B)	375,675	382,525
Rice Park Financing Trust
Series 2016-A, Class A,
4.63%, 10/31/2041 (B)	1,407,401	1,407,682
Santander Drive Auto Receivables Trust
Series 2015-5, Class E,
4.67%, 02/15/2023 (B)	2,400,000	2,423,785
Santander Retail Auto Lease Trust
Series 2018-A, Class A3,
2.93%, 05/20/2021 (B)	1,298,000	1,300,986
SART
4.75%, 06/15/2025	3,098,479	3,136,249
Saxon Asset Securities Trust
Series 2003-1, Class AF6,
4.68% (A), 06/25/2033	16,804	16,950
SoFi Consumer Loan Program LLC
Series 2016-2A, Class A,
3.09%, 10/27/2025 (B)	158,508	158,641
SpringCastle America Funding LLC
Series 2016-AA, Class A,
3.05%, 04/25/2029 (B)	280,153	279,957
Springleaf Funding Trust
Series 2015-AA, Class A,
3.16%, 11/15/2024 (B)	100,087	100,097
Structured Asset Securities Corp. Mortgage Pass-Through Certificates
Series 2002-AL1, Class A2,
3.45%, 02/25/2032	77,433	75,690
Series 2004-6XS, Class A5A,
6.03% (A), 03/25/2034	146,301	148,832
Series 2004-6XS, Class A5B,
6.05% (A), 03/25/2034	146,301	148,829
Synchrony Card Funding LLC
Series 2019-A1, Class A,
2.95%, 03/17/2025	3,013,000	3,039,777
Synchrony Card Issuance Trust
Series 2018-A1, Class A1,
3.38%, 09/15/2024	1,580,000	1,609,025

	Principal	Value
ASSET-BACKED SECURITIES (continued)
Toyota Auto Receivables Owner Trust
Series 2016-B, Class A3,
1.30%, 04/15/2020	$ 37,925	$ 37,881
Tricolor Auto Securitization Trust
Series 2018-1A, Class A,
5.05%, 12/15/2020 (B)	961,654	968,643
Tricon American Homes Trust
Series 2016-SFR1, Class A,
2.59%, 11/17/2033 (B)	658,143	650,671
Upgrade Receivables Trust
Series 2018-1A, Class A,
3.76%, 11/15/2024 (B)	556,220	558,068
US Auto Funding LLC
Series 2018-1A, Class A,
5.50%, 07/15/2023 (B)	1,543,544	1,564,608
Vericrest Opportunity Loan Trust
Series 2018-NPL2, Class A1,
4.34% (A), 05/25/2048 (B)	1,049,460	1,052,336
Verizon Owner Trust
Series 2016-1A, Class A,
1.42%, 01/20/2021 (B)	31,990	31,898
Series 2017-3A, Class A1A,
2.06%, 04/20/2022 (B)	1,801,000	1,791,327
Series 2018-1A, Class A1A,
2.82%, 09/20/2022 (B)	3,516,000	3,526,281
VM DEBT LLC
Series 2017-1, Class A,
7.00%, 10/02/2024 (B)	1,626,571	1,626,571
VOLT FT1
3.26%, 01/27/2023	284,240	281,066
VOLT LXIV LLC
Series 2017-NP11, Class A1,
3.38% (A), 10/25/2047 (B)	1,716,354	1,714,580
VOLT LXIX LLC
Series 2018-NPL5, Class A1A,
4.21% (A), 08/25/2048 (B)	855,026	860,119
VOLT LXVII LLC
Series 2018-NPL3, Class A1,
4.38% (A), 06/25/2048 (B)	1,310,186	1,313,516
VOLT LXVIII LLC
Series 2018-NPL4, Class A1A,
4.34% (A), 07/27/2048 (B)	1,051,183	1,054,248
VOLT LXX LLC
Series 2018-NPL6, Class A1A,
4.11% (A), 09/25/2048 (B)	886,291	889,192
VOLT LXXII LLC
Series 2018-NPL8, Class A1A,
4.21% (A), 10/26/2048 (B)	2,864,043	2,883,666
VOLT LXXV LLC
Series 2019-NPL1, Class A1A,
4.34% (A), 01/25/2049 (B)	1,797,663	1,811,954
VSE Voi Mortgage LLC
Series 2018-A, Class A,
3.56%, 02/20/2036 (B)	774,217	787,156
Westgate Resorts LLC
Series 2017-1A, Class A,
3.05%, 12/20/2030 (B)	319,143	317,478

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2019

Transamerica Core Bond

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2019

(unaudited)

	Principal	Value
ASSET-BACKED SECURITIES (continued)
Westlake Automobile Receivables Trust
Series 2016-2A, Class D,
4.10%, 06/15/2021 (B)	$ 280,000	$ 281,257
Series 2017-1A, Class C,
2.70%, 10/17/2022 (B)	374,000	373,515
World Financial Network Credit Card Master Trust
3.14%, 12/15/2025	1,385,000	1,400,876
World Omni Automobile Lease Securitization Trust
Series 2018-A, Class A3,
2.83%, 07/15/2021	1,301,000	1,303,305

Total Asset-Backed Securities (Cost $163,249,303)		163,993,807

CORPORATE DEBT SECURITIES - 25.3%
Aerospace & Defense - 0.3%
Airbus SE
3.15%, 04/10/2027 (B)	327,000	327,965
3.95%, 04/10/2047 (B)	150,000	153,212
Harris Corp.
3.83%, 04/27/2025	400,000	411,646
Lockheed Martin Corp.
4.50%, 05/15/2036	300,000	325,763
Northrop Grumman Corp.
3.20%, 02/01/2027	268,000	264,155
3.25%, 01/15/2028	130,000	127,844
3.85%, 04/15/2045	49,000	46,888
Precision Castparts Corp.
3.25%, 06/15/2025	100,000	102,137
4.20%, 06/15/2035	150,000	155,450
Rockwell Collins, Inc.
3.20%, 03/15/2024	140,000	140,096
United Technologies Corp.
3.75%, 11/01/2046	285,000	263,144
3.95%, 08/16/2025	120,000	125,375
4.15%, 05/15/2045	148,000	145,408
4.45%, 11/16/2038	120,000	125,157
4.50%, 06/01/2042	542,000	562,339
6.70%, 08/01/2028	260,000	317,929
8.88%, 11/15/2019	250,000	258,084

		3,852,592

Airlines - 0.8%
Air Canada Pass-Through Trust
3.30%, 07/15/2031 (B)	667,464	650,265
3.55%, 07/15/2031 (B)	394,632	382,358
3.60%, 09/15/2028 (B)	503,773	503,118
4.13%, 11/15/2026 (B)	528,501	541,132
American Airlines Pass-Through Trust
3.00%, 04/15/2030	902,360	874,968
3.65%, 12/15/2029 - 08/15/2030	836,057	841,632
3.70%, 04/15/2027 - 04/01/2028	658,259	647,755
5.25%, 07/31/2022	43,200	44,345
British Airways Pass-Through Trust
4.13%, 03/20/2033 (B)	522,609	528,672
Continental Airlines Pass-Through Trust
4.00%, 04/29/2026	184,507	188,621
5.98%, 10/19/2023	199,949	210,726

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Airlines (continued)
Delta Air Lines Pass-Through Trust
4.75%, 11/07/2021	$ 60,686	$ 61,583
4.95%, 11/23/2020	31,667	31,702
6.82%, 02/10/2024	94,090	102,652
Spirit Airlines Pass-Through Trust
3.38%, 08/15/2031	262,966	261,306
United Airlines Pass-Through Trust
2.88%, 04/07/2030	552,424	530,383
3.45%, 01/07/2030	286,385	282,322
3.50%, 09/01/2031	671,110	666,104
3.65%, 07/07/2027	210,301	208,135
3.70%, 09/01/2031	380,263	369,922
4.15%, 02/25/2033	675,000	694,464
4.55%, 02/25/2033	600,000	618,706

		9,240,871

Automobiles - 0.0% (F)
General Motors Co.
6.60%, 04/01/2036	200,000	218,969
KIA Motors Corp.
2.63%, 04/21/2021 (B)	200,000	197,941

		416,910

Banks - 4.5%
ABN AMRO Bank NV
2.45%, 06/04/2020 (B)	279,000	278,017
4.75%, 07/28/2025 (B)	600,000	628,016
AIB Group PLC
4.75%, 10/12/2023 (B)	700,000	725,531
ANZ New Zealand International, Ltd.
2.85%, 08/06/2020 (B)	250,000	250,310
3.45%, 07/17/2027 (B)	222,000	221,139
Australia & New Zealand Banking Group, Ltd.
4.40%, 05/19/2026 (B)	200,000	204,661
4.88%, 01/12/2021 (B)	137,000	141,789
Banco Santander SA
3.13%, 02/23/2023	200,000	199,527
Bank of America Corp.
2.50%, 10/21/2022, MTN	27,000	26,632
Fixed until 04/24/2022, 2.88% (A), 04/24/2023	50,000	49,806
Fixed until 12/20/2022, 3.00% (A), 12/20/2023	2,539,000	2,528,636
Fixed until 01/20/2022, 3.12% (A), 01/20/2023, MTN	1,037,000	1,040,050
3.25%, 10/21/2027, MTN	398,000	390,341
Fixed until 01/23/2025, 3.37% (A), 01/23/2026	200,000	200,169
Fixed until 12/20/2027, 3.42% (A), 12/20/2028	306,000	300,496
Fixed until 04/24/2027, 3.71% (A), 04/24/2028	1,300,000	1,308,500
Fixed until 03/05/2028, 3.97% (A), 03/05/2029, MTN	1,300,000	1,329,163
5.88%, 02/07/2042, MTN	400,000	500,954
Bank of Montreal
2.35%, 09/11/2022, MTN	200,000	197,547
Fixed until 12/15/2027, 3.80% (A), 12/15/2032	223,000	216,957

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2019

Transamerica Core Bond

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2019

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Banks (continued)
Bank of Nova Scotia
1.88%, 09/20/2021 (B)	$ 330,000	$ 324,077
2.45%, 09/19/2022	200,000	199,075
2.70%, 03/07/2022	114,000	113,872
Barclays PLC
3.65%, 03/16/2025	223,000	218,784
3.68%, 01/10/2023	629,000	629,237
Fixed until 02/15/2022, 4.61% (A), 02/15/2023	600,000	614,855
BNP Paribas SA
3.38%, 01/09/2025 (B)	320,000	316,482
3.50%, 03/01/2023 (B)	250,000	252,250
BNZ International Funding, Ltd.
2.65%, 11/03/2022 (B)	650,000	641,301
BPCE SA
4.63%, 07/11/2024 (B)	600,000	615,906
Canadian Imperial Bank of Commerce
3.50%, 09/13/2023	350,000	358,943
Citigroup, Inc.
2.35%, 08/02/2021	192,000	190,275
2.70%, 03/30/2021	474,000	473,362
2.75%, 04/25/2022	650,000	646,797
Fixed until 04/24/2024, 3.35% (A), 04/24/2025	175,000	175,891
3.40%, 05/01/2026	400,000	399,804
Fixed until 07/24/2027, 3.67% (A), 07/24/2028	900,000	902,467
3.70%, 01/12/2026	1,350,000	1,375,104
Fixed until 01/24/2038, 3.88% (A), 01/24/2039	100,000	98,545
Fixed until 03/20/2029, 3.98% (A), 03/20/2030	850,000	865,559
4.45%, 09/29/2027	85,000	88,214
4.75%, 05/18/2046	400,000	420,499
8.13%, 07/15/2039	56,000	84,793
Citizens Bank NA
3.70%, 03/29/2023	475,000	487,657
Citizens Financial Group, Inc.
2.38%, 07/28/2021	78,000	77,045
4.30%, 12/03/2025	77,000	79,389
Comerica, Inc.
2.13%, 05/23/2019	250,000	249,919
Commonwealth Bank of Australia
2.50%, 09/18/2022 (B)	300,000	296,526
2.85%, 05/18/2026 (B)	410,000	398,135
3.45%, 03/16/2023 (B)	410,000	418,109
4.50%, 12/09/2025 (B)	200,000	207,043
Cooperatieve Rabobank UA
4.38%, 08/04/2025	347,000	360,480
4.75%, 01/15/2020, MTN (B)	350,000	355,000
5.80%, 09/30/2110 (B)	300,000	371,707
Credit Agricole SA
4.13%, 01/10/2027 (B) (G)	250,000	255,702
4.38%, 03/17/2025 (B)	200,000	204,644
Danske Bank A/S
2.00%, 09/08/2021 (B)	201,000	194,895
2.70%, 03/02/2022 (B)	213,000	209,873

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Banks (continued)
Discover Bank
4.20%, 08/08/2023	$ 550,000	$ 572,142
Fifth Third Bancorp
3.95%, 03/14/2028	340,000	353,129
Fifth Third Bank
3.85%, 03/15/2026	200,000	204,922
HSBC Holdings PLC
Fixed until 11/22/2022, 3.03% (A), 11/22/2023	447,000	446,871
3.60%, 05/25/2023	1,007,000	1,028,705
4.00%, 03/30/2022	476,000	490,646
Fixed until 03/13/2027, 4.04% (A), 03/13/2028	695,000	707,873
4.25%, 03/14/2024	500,000	515,560
Industrial & Commercial Bank of China, Ltd.
2.45%, 10/20/2021	400,000	392,900
ING Groep NV
3.95%, 03/29/2027	200,000	202,173
4.10%, 10/02/2023	775,000	800,264
KeyBank NA
3.18%, 10/15/2027	250,000	251,046
KeyCorp
4.15%, 10/29/2025, MTN	235,000	248,197
Lloyds Bank PLC
2.40%, 03/17/2020	400,000	398,797
Lloyds Banking Group PLC
Fixed until 11/07/2022, 2.91% (A), 11/07/2023	200,000	196,438
4.38%, 03/22/2028	339,000	350,813
4.58%, 12/10/2025	200,000	205,172
Macquarie Bank, Ltd.
3.90%, 01/15/2026 (B)	570,000	579,511
Mitsubishi UFJ Financial Group, Inc.
2.53%, 09/13/2023	200,000	195,460
2.67%, 07/25/2022	270,000	267,895
2.95%, 03/01/2021	297,000	297,893
3.41%, 03/07/2024	670,000	679,653
Mizuho Financial Group, Inc.
2.63%, 04/12/2021 (B)	263,000	261,935
MUFG Union Bank NA
2.25%, 05/06/2019	300,000	299,982
National Australia Bank, Ltd.
2.50%, 07/12/2026	250,000	237,595
3.38%, 01/14/2026	500,000	502,751
NatWest Markets PLC
3.63%, 09/29/2022 (B)	515,000	516,207
Nordea Bank Abp
4.25%, 09/21/2022 (B)	384,000	393,200
4.88%, 01/27/2020 (B)	200,000	203,056
PNC Financial Services Group, Inc.
4.38%, 08/11/2020	75,000	76,604
5.13%, 02/08/2020	250,000	254,568
6.70%, 06/10/2019	75,000	75,310
Regions Financial Corp.
3.80%, 08/14/2023	200,000	206,119
Royal Bank of Canada
2.75%, 02/01/2022, MTN	99,000	99,235
3.70%, 10/05/2023, MTN	600,000	619,908

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2019

Transamerica Core Bond

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2019

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Banks (continued)
Royal Bank of Scotland Group PLC
3.88%, 09/12/2023	$ 350,000	$ 353,199
Fixed until 03/22/2024, 4.27% (A), 03/22/2025	255,000	259,971
Santander UK Group Holdings PLC
3.57%, 01/10/2023	360,000	361,237
Societe Generale SA
2.50%, 04/08/2021 (B)	300,000	297,227
3.88%, 03/28/2024 (B) (G)	540,000	545,718
4.25%, 04/14/2025 (B)	270,000	272,600
Standard Chartered PLC
3.05%, 01/15/2021 (B) (G)	1,000,000	999,996
Fixed until 03/15/2028, 4.87% (A), 03/15/2033 (B)	300,000	305,817
Sumitomo Mitsui Financial Group, Inc.
2.44%, 10/19/2021	239,000	236,762
2.78%, 07/12/2022 - 10/18/2022	729,000	725,988
2.85%, 01/11/2022	400,000	400,320
2.93%, 03/09/2021	270,000	271,413
3.10%, 01/17/2023	241,000	242,376
Sumitomo Mitsui Trust Bank, Ltd.
2.05%, 10/18/2019 (B)	600,000	598,047
Suncorp-Metway, Ltd.
3.30%, 04/15/2024 (B)	530,000	531,030
SunTrust Bank
3.30%, 05/15/2026	215,000	212,764
SunTrust Banks, Inc.
2.70%, 01/27/2022	91,000	90,630
2.90%, 03/03/2021	265,000	265,754
Swedbank AB
2.20%, 03/04/2020 (B)	400,000	397,225
Toronto-Dominion Bank
2.13%, 04/07/2021, MTN	115,000	113,919
US Bancorp
2.38%, 07/22/2026, MTN	266,000	254,357
2.63%, 01/24/2022, MTN	133,000	132,888
3.00%, 03/15/2022, MTN	233,000	234,829
3.15%, 04/27/2027, MTN	85,000	85,285
Wells Fargo & Co.
2.50%, 03/04/2021	532,000	529,384
3.00%, 04/22/2026	509,000	497,311
3.30%, 09/09/2024, MTN	1,300,000	1,313,510
3.55%, 09/29/2025, MTN	400,000	407,561
3.75%, 01/24/2024, MTN	395,000	406,472
4.10%, 06/03/2026, MTN	121,000	123,877
4.30%, 07/22/2027, MTN	246,000	255,794
4.65%, 11/04/2044, MTN	184,000	190,693
4.75%, 12/07/2046, MTN	239,000	251,328
4.90%, 11/17/2045, MTN	202,000	216,646
Westpac Banking Corp.
2.50%, 06/28/2022	200,000	198,012
2.60%, 11/23/2020	100,000	99,831
2.85%, 05/13/2026	300,000	291,832
Fixed until 11/23/2026, 4.32% (A), 11/23/2031, MTN	260,000	260,969

		51,275,559

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Beverages - 0.4%
Anheuser-Busch Cos. LLC / Anheuser-Busch InBev Worldwide, Inc.
4.70%, 02/01/2036 (B)	$ 2,939,000	$ 2,986,157
Anheuser-Busch InBev Worldwide, Inc.
4.75%, 01/23/2029 - 04/15/2058	495,000	520,903
Coca-Cola Femsa SAB de CV
3.88%, 11/26/2023	250,000	257,989
Constellation Brands, Inc.
4.40%, 11/15/2025	185,000	195,499
5.25%, 11/15/2048	110,000	119,843
Diageo Capital PLC
4.83%, 07/15/2020	90,000	92,294
Keurig Dr. Pepper, Inc.
3.13%, 12/15/2023	275,000	275,007
3.43%, 06/15/2027	120,000	116,228
4.42%, 05/25/2025 (B)	112,000	116,939
4.99%, 05/25/2038 (B)	162,000	167,505
PepsiCo, Inc.
4.60%, 07/17/2045	78,000	87,773

		4,936,137

Biotechnology - 0.1%
AbbVie, Inc.
3.20%, 11/06/2022	100,000	100,882
Celgene Corp.
5.70%, 10/15/2040	160,000	177,233
Gilead Sciences, Inc.
4.00%, 09/01/2036	72,000	70,306
4.60%, 09/01/2035	583,000	618,870

		967,291

Building Products - 0.1%
Lowe’s Cos., Inc.
3.65%, 04/05/2029	390,000	390,152
4.55%, 04/05/2049	413,000	419,634
Masco Corp.
6.50%, 08/15/2032	410,000	464,380

		1,274,166

Capital Markets - 2.5%
Ameriprise Financial, Inc.
2.88%, 09/15/2026	349,000	340,731
Bank of New York Mellon Corp.
2.20%, 08/16/2023, MTN	300,000	291,225
2.50%, 04/15/2021, MTN	267,000	266,295
Fixed until 05/16/2022, 2.66% (A), 05/16/2023, MTN	40,000	39,743
2.80%, 05/04/2026, MTN	76,000	74,739
Brookfield Finance, Inc.
4.85%, 03/29/2029	555,000	583,362
Charles Schwab Corp.
3.20%, 03/02/2027	500,000	503,261
3.23%, 09/01/2022	100,000	101,645
Credit Suisse Group AG
3.57%, 01/09/2023 (B)	500,000	504,171
Fixed until 01/12/2028, 3.87% (A), 01/12/2029 (B)	250,000	247,861
4.28%, 01/09/2028 (B)	400,000	407,969

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2019

Transamerica Core Bond

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2019

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Capital Markets (continued)
Credit Suisse Group Funding Guernsey, Ltd.
3.75%, 03/26/2025	$ 950,000	$ 961,240
Daiwa Securities Group, Inc.
3.13%, 04/19/2022 (B)	244,000	244,152
Deutsche Bank AG
3.30%, 11/16/2022	200,000	193,015
3.70%, 05/30/2024	700,000	674,803
Goldman Sachs Group, Inc.
2.35%, 11/15/2021	1,141,000	1,124,602
Fixed until 10/31/2021, 2.88% (A), 10/31/2022	2,150,000	2,137,602
Fixed until 07/24/2022, 2.91% (A), 07/24/2023	300,000	297,571
Fixed until 06/05/2022, 2.91% (A), 06/05/2023	474,000	470,004
Fixed until 09/29/2024, 3.27% (A), 09/29/2025	725,000	716,426
3.50%, 01/23/2025 - 11/16/2026	362,000	360,340
Fixed until 06/05/2027, 3.69% (A), 06/05/2028	907,000	898,478
3.75%, 05/22/2025	101,000	102,415
3.85%, 01/26/2027	815,000	821,076
Fixed until 05/01/2028, 4.22% (A), 05/01/2029	800,000	817,272
4.25%, 10/21/2025	100,000	102,971
5.38%, 03/15/2020, MTN	1,021,000	1,042,935
6.75%, 10/01/2037	200,000	246,826
Invesco Finance PLC
4.00%, 01/30/2024	160,000	165,935
Macquarie Group, Ltd.
Fixed until 11/28/2027, 3.76% (A), 11/28/2028 (B)	495,000	484,630
Fixed until 01/15/2029, 5.03% (A), 01/15/2030 (B)	600,000	641,905
6.00%, 01/14/2020 (B)	850,000	868,605
6.25%, 01/14/2021 (B) (G)	725,000	762,581
Morgan Stanley
Fixed until 07/22/2027, 3.59% (A), 07/22/2028	1,067,000	1,065,724
3.63%, 01/20/2027	457,000	461,382
Fixed until 04/24/2023, 3.74% (A), 04/24/2024	1,315,000	1,343,242
3.75%, 02/25/2023, MTN	213,000	218,731
Fixed until 01/24/2028, 3.77% (A), 01/24/2029, MTN	278,000	280,524
3.88%, 01/27/2026, MTN	1,279,000	1,310,732
4.00%, 07/23/2025, MTN	1,736,000	1,804,847
4.10%, 05/22/2023, MTN	150,000	155,110
5.00%, 11/24/2025	497,000	537,193
7.30%, 05/13/2019, MTN	1,800,000	1,802,510
Nomura Holdings, Inc.
6.70%, 03/04/2020	257,000	265,331
Northern Trust Corp.
Fixed until 05/08/2027, 3.38% (A), 05/08/2032	343,000	336,212
State Street Corp.
2.65%, 05/19/2026	150,000	146,055
3.70%, 11/20/2023	615,000	638,233

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Capital Markets (continued)
UBS Group Funding Switzerland AG
Fixed until 08/15/2022, 2.86% (A), 08/15/2023 (B)	$ 200,000	$ 197,632
3.49%, 05/23/2023 (B)	400,000	402,437
4.13%, 09/24/2025 - 04/15/2026 (B)	521,000	539,641

		29,001,922

Chemicals - 0.5%
Air Liquide Finance SA
2.25%, 09/27/2023 (B)	228,000	220,495
Albemarle Corp.
5.45%, 12/01/2044	200,000	204,430
Celanese Holdings LLC
3.50%, 05/08/2024 (H)	570,000	572,112
Chevron Phillips Chemical Co. LLC / Chevron Phillips Chemical Co., LP
3.40%, 12/01/2026 (B)	181,000	181,741
3.70%, 06/01/2028 (B)	400,000	407,355
DowDuPont, Inc.
4.49%, 11/15/2025	400,000	429,249
5.32%, 11/15/2038	145,000	164,063
International Flavors & Fragrances, Inc.
4.45%, 09/26/2028	158,000	165,835
5.00%, 09/26/2048	187,000	195,843
Mosaic Co.
4.88%, 11/15/2041	253,000	242,741
5.45%, 11/15/2033	472,000	510,258
Nutrien, Ltd.
3.38%, 03/15/2025	120,000	119,488
4.13%, 03/15/2035	450,000	425,438
4.20%, 04/01/2029	100,000	103,738
5.00%, 04/01/2049	140,000	149,423
6.50%, 05/15/2019	260,000	260,331
Praxair, Inc.
2.65%, 02/05/2025	82,000	81,288
Sherwin-Williams Co.
3.13%, 06/01/2024	136,000	135,643
Union Carbide Corp.
7.50%, 06/01/2025	400,000	469,254
7.75%, 10/01/2096	210,000	267,947
Westlake Chemical Corp.
4.38%, 11/15/2047	160,000	145,024

		5,451,696

Commercial Services & Supplies - 0.1%
ERAC USA Finance LLC
4.50%, 08/16/2021 (B)	175,000	180,938
5.25%, 10/01/2020 (B)	65,000	67,043
5.63%, 03/15/2042 (B)	141,000	161,897
6.70%, 06/01/2034 (B)	331,000	416,121
Republic Services, Inc.
2.90%, 07/01/2026	96,000	93,893

		919,892

Communications Equipment - 0.0% (F)
Cisco Systems, Inc.
2.95%, 02/28/2026	73,000	72,780
5.90%, 02/15/2039	100,000	130,027

		202,807

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2019

Transamerica Core Bond

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2019

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Construction & Engineering - 0.0% (F)
Vinci SA
3.75%, 04/10/2029 (B)	$ 220,000	$ 223,425

Construction Materials - 0.0% (F)
CRH America, Inc.
5.13%, 05/18/2045 (B)	200,000	205,815
Martin Marietta Materials, Inc.
3.45%, 06/01/2027	276,000	264,554

		470,369

Consumer Finance - 0.7%
American Express Co.
3.40%, 02/27/2023	400,000	406,945
3.63%, 12/05/2024	63,000	64,956
American Express Credit Corp.
2.38%, 05/26/2020, MTN	212,000	211,268
2.70%, 03/03/2022, MTN	90,000	90,008
American Honda Finance Corp.
2.30%, 09/09/2026, MTN	67,000	63,090
BMW US Capital LLC
2.25%, 09/15/2023 (B)	330,000	321,241
Capital One Financial Corp.
3.20%, 02/05/2025	123,000	121,667
3.75%, 07/28/2026	200,000	196,873
4.20%, 10/29/2025	150,000	154,420
Capital One NA
2.40%, 09/05/2019	350,000	349,507
2.95%, 07/23/2021	250,000	250,636
Daimler Finance North America LLC
2.88%, 03/10/2021 (B)	550,000	549,052
3.35%, 02/22/2023 (B)	300,000	303,175
Ford Motor Credit Co. LLC
2.02%, 05/03/2019	363,000	362,993
General Motors Financial Co., Inc.
3.45%, 04/10/2022	377,000	378,837
3.50%, 11/07/2024	390,000	384,536
3.70%, 05/09/2023	376,000	377,733
3.95%, 04/13/2024	485,000	490,135
4.30%, 07/13/2025	200,000	202,712
4.35%, 04/09/2025	160,000	163,193
Hyundai Capital America
2.00%, 07/01/2019 (B)	86,000	85,868
3.00%, 03/18/2021 (B)	250,000	248,906
John Deere Capital Corp.
2.70%, 01/06/2023, MTN	482,000	481,325
2.75%, 03/15/2022, MTN	153,000	153,686
2.80%, 09/08/2027, MTN	200,000	195,928
Nissan Motor Acceptance Corp.
1.55%, 09/13/2019 (B)	138,000	137,344
2.55%, 03/08/2021 (B)	500,000	493,600
PACCAR Financial Corp.
2.25%, 02/25/2021, MTN	156,000	154,860
Synchrony Financial
3.70%, 08/04/2026	300,000	288,080

		7,682,574

Containers & Packaging - 0.1%
International Paper Co.
7.30%, 11/15/2039	200,000	251,433
8.70%, 06/15/2038	120,000	165,762

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Containers & Packaging (continued)
WRKCo, Inc.
3.00%, 09/15/2024	$ 350,000	$ 343,528
3.75%, 03/15/2025	300,000	303,553

		1,064,276

Diversified Consumer Services - 0.3%
President & Fellows of Harvard College
3.30%, 07/15/2056	414,000	378,812
SART
4.75%, 07/15/2024	2,853,345	2,889,012

		3,267,824

Diversified Financial Services - 0.8%
AerCap Ireland Capital DAC / AerCap Global Aviation Trust
3.30%, 01/23/2023	157,000	155,169
Aircastle, Ltd.
4.40%, 09/25/2023	365,000	370,835
Aviation Capital Group LLC
2.88%, 01/20/2022 (B)	300,000	297,675
Blackstone Holdings Finance Co. LLC
5.88%, 03/15/2021 (B)	500,000	526,606
BOC Aviation, Ltd.
3.50%, 10/10/2024 (B) (G)	200,000	199,058
Brookfield Finance, Inc.
3.90%, 01/25/2028	211,000	206,801
4.70%, 09/20/2047	242,000	235,319
Carlyle Investment Management LLC 3-Month LIBOR + 2.00%, 2.00% (A), 07/15/2019 (C) (D)	7,184	7,175
China Southern Power Grid International Finance BVI Co., Ltd.
3.50%, 05/08/2027 (B)	480,000	476,881
GE Capital International Funding Unlimited Co.
2.34%, 11/15/2020	1,000,000	989,184
4.42%, 11/15/2035	3,323,000	3,112,414
Jefferies Group LLC
6.25%, 01/15/2036	260,000	272,799
6.45%, 06/08/2027	133,000	146,577
Mitsubishi UFJ Lease & Finance Co., Ltd.
2.65%, 09/19/2022 (B)	294,000	289,058
National Rural Utilities Cooperative Finance Corp.
2.95%, 02/07/2024	118,000	118,811
ORIX Corp.
2.90%, 07/18/2022	201,000	200,787
Protective Life Global Funding
2.00%, 09/14/2021 (B)	400,000	391,691
Voya Financial, Inc.
3.13%, 07/15/2024	550,000	544,804

		8,541,644

Diversified Telecommunication Services - 0.9%
AT&T, Inc.
3.95%, 01/15/2025	282,000	290,918
4.13%, 02/17/2026	804,000	830,452
4.30%, 02/15/2030	1,966,000	2,013,635
4.90%, 08/15/2037	1,224,000	1,262,447
5.35%, 09/01/2040	943,000	1,007,524

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2019

Transamerica Core Bond

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2019

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Diversified Telecommunication Services (continued)
AT&T, Inc. (continued)
6.00%, 08/15/2040	$ 200,000	$ 229,860
6.38%, 03/01/2041	240,000	287,407
British Telecommunications PLC
9.63%, 12/15/2030	180,000	260,100
Centel Capital Corp.
9.00%, 10/15/2019	450,000	460,692
Deutsche Telekom International Finance BV
2.82%, 01/19/2022 (B)	150,000	149,639
3.60%, 01/19/2027 (B)	180,000	178,736
GTP Acquisition Partners I LLC
2.35%, 06/15/2045 (B)	77,000	76,193
3.48%, 06/15/2050 (B)	81,000	81,595
Telefonica Emisiones SA
5.13%, 04/27/2020	663,000	677,497
5.46%, 02/16/2021	91,000	95,049
Verizon Communications, Inc.
4.27%, 01/15/2036	400,000	409,250
4.33%, 09/21/2028	307,000	328,349
4.40%, 11/01/2034	1,531,000	1,621,501
4.67%, 03/15/2055	245,000	258,337

		10,519,181

Electric Utilities - 1.5%
AEP Texas, Inc.
6.65%, 02/15/2033	100,000	127,783
Alabama Power Co.
5.60%, 03/15/2033	160,000	186,654
6.00%, 03/01/2039	248,000	315,074
6.13%, 05/15/2038	77,000	99,282
Appalachian Power Co.
6.38%, 04/01/2036	200,000	241,499
6.70%, 08/15/2037	200,000	249,403
Arizona Public Service Co.
5.05%, 09/01/2041	303,000	336,782
Baltimore Gas & Electric Co.
3.50%, 08/15/2046	188,000	175,401
CenterPoint Energy Houston Electric LLC
3.95%, 03/01/2048	154,000	156,529
Comision Federal de Electricidad
4.88%, 05/26/2021 (B)	261,000	266,873
Commonwealth Edison Co.
3.65%, 06/15/2046	162,000	156,243
3.75%, 08/15/2047	300,000	290,826
Connecticut Light & Power Co.
4.00%, 04/01/2048	212,000	218,872
Duke Energy Carolinas LLC
6.00%, 12/01/2028 - 01/15/2038	633,000	773,204
6.45%, 10/15/2032	100,000	128,237
Duke Energy Corp.
2.65%, 09/01/2026	85,000	81,256
Duke Energy Indiana LLC
3.75%, 05/15/2046	200,000	194,455
Duke Energy Progress LLC
3.60%, 09/15/2047	130,000	123,496
3.70%, 10/15/2046	215,000	206,893
Duquesne Light Holdings, Inc.
3.62%, 08/01/2027 (B)	460,000	448,477

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Electric Utilities (continued)
EDP Finance BV
3.63%, 07/15/2024 (B)	$ 300,000	$ 300,399
Enel Finance International NV
3.50%, 04/06/2028 (B)	265,000	249,799
3.63%, 05/25/2027 (B)	270,000	260,067
4.63%, 09/14/2025 (B)	200,000	207,889
Entergy Louisiana LLC
2.40%, 10/01/2026	237,000	223,666
3.05%, 06/01/2031 (G)	189,000	179,658
3.25%, 04/01/2028	387,000	385,226
Entergy Mississippi LLC
2.85%, 06/01/2028	166,000	159,843
Evergy, Inc.
4.85%, 06/01/2021	326,000	335,820
Exelon Corp.
3.40%, 04/15/2026	127,000	127,338
FirstEnergy Corp.
4.85%, 07/15/2047	105,000	111,834
Florida Power & Light Co.
3.95%, 03/01/2048	265,000	271,079
4.95%, 06/01/2035	100,000	113,069
5.13%, 06/01/2041	112,000	128,650
5.40%, 09/01/2035	100,000	116,035
Fortis, Inc.
3.06%, 10/04/2026	620,000	595,554
Hydro-Quebec
8.40%, 01/15/2022	420,000	480,980
9.40%, 02/01/2021	100,000	111,350
ITC Holdings Corp.
2.70%, 11/15/2022	300,000	297,115
John Sevier Combined Cycle Generation LLC
4.63%, 01/15/2042	451,518	504,644
Kansas City Power & Light Co.
5.30%, 10/01/2041	500,000	579,688
Korea Southern Power Co., Ltd.
3.00%, 01/29/2021 (B)	200,000	199,853
Massachusetts Electric Co.
4.00%, 08/15/2046 (B)	201,000	193,302
5.90%, 11/15/2039 (B)	55,000	66,314
Mid-Atlantic Interstate Transmission LLC
4.10%, 05/15/2028 (B)	195,000	199,713
MidAmerican Energy Co.
5.75%, 11/01/2035, MTN	600,000	725,347
Nevada Power Co.
5.38%, 09/15/2040	52,000	59,013
5.45%, 05/15/2041	400,000	462,825
New England Power Co.
3.80%, 12/05/2047 (B)	140,000	134,225
New York State Electric & Gas Corp.
3.25%, 12/01/2026 (B)	151,000	150,562
Northern States Power Co.
6.20%, 07/01/2037	89,000	114,639
6.25%, 06/01/2036	150,000	193,389
Ohio Edison Co.
6.88%, 07/15/2036	150,000	193,774
PacifiCorp
6.25%, 10/15/2037	360,000	468,768

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2019

Transamerica Core Bond

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2019

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Electric Utilities (continued)
Pennsylvania Electric Co.
3.25%, 03/15/2028 (B)	$ 75,000	$ 72,694
PPL Capital Funding, Inc.
4.20%, 06/15/2022	165,000	169,928
PPL Electric Utilities Corp.
2.50%, 09/01/2022	100,000	98,817
Progress Energy, Inc.
4.40%, 01/15/2021	113,000	115,618
4.88%, 12/01/2019	87,000	87,998
Public Service Electric & Gas Co.
2.25%, 09/15/2026, MTN	140,000	131,533
3.65%, 09/01/2042, MTN	138,000	134,353
Southern California Edison Co.
5.50%, 03/15/2040	130,000	144,468
Southern Power Co.
5.15%, 09/15/2041	260,000	271,983
Southwestern Public Service Co.
4.50%, 08/15/2041	100,000	107,494
Three Gorges Finance I Cayman Islands, Ltd.
3.15%, 06/02/2026 (B)	200,000	195,092
Toledo Edison Co.
6.15%, 05/15/2037	200,000	248,672
Tri-State Generation & Transmission Association, Inc.
4.25%, 06/01/2046	124,000	122,759
Union Electric Co.
2.95%, 06/15/2027	193,000	189,841
Virginia Electric & Power Co.
2.75%, 03/15/2023	127,000	126,775
2.95%, 01/15/2022	157,000	157,584
6.00%, 05/15/2037	140,000	170,606
Wisconsin Electric Power Co.
3.10%, 06/01/2025	82,000	81,898
3.65%, 12/15/2042	144,000	134,004
Xcel Energy, Inc.
2.40%, 03/15/2021	150,000	148,965
4.80%, 09/15/2041	116,000	121,408
6.50%, 07/01/2036	48,000	60,980

		16,772,136

Electrical Equipment - 0.1%
Eaton Corp.
7.63%, 04/01/2024	500,000	577,157
Siemens Financieringsmaatschappij NV
3.13%, 03/16/2024 (B)	500,000	505,010

		1,082,167

Electronic Equipment, Instruments & Components - 0.0% (F)
Arrow Electronics, Inc.
3.25%, 09/08/2024	175,000	171,285
3.50%, 04/01/2022	100,000	101,113
3.88%, 01/12/2028	133,000	128,866

		401,264

Energy Equipment & Services - 0.2%
ANR Pipeline Co.
9.63%, 11/01/2021	200,000	231,479
Baker Hughes a GE Co. LLC
5.13%, 09/15/2040	200,000	209,935

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Energy Equipment & Services (continued)
Boardwalk Pipelines, LP., Co.
4.80%, 05/03/2029	$ 250,000	$ 249,782
Halliburton Co.
3.50%, 08/01/2023	150,000	152,674
4.85%, 11/15/2035	130,000	136,235
7.60%, 08/15/2096 (B)	160,000	213,993
Schlumberger Holdings Corp.
3.90%, 05/17/2028 (B)	170,000	169,415
Schlumberger Investment SA
3.30%, 09/14/2021 (B)	344,000	347,951
Texas Eastern Transmission, LP
2.80%, 10/15/2022 (B)	462,000	455,341
3.50%, 01/15/2028 (B)	60,000	58,341

		2,225,146

Entertainment - 0.2%
TWDC Enterprises 18 Corp.
3.00%, 02/13/2026 (G)	750,000	751,194
Viacom, Inc.
3.88%, 04/01/2024	376,000	383,344
6.88%, 04/30/2036	250,000	295,191
Walt Disney Co.
7.30%, 04/30/2028 (B)	130,000	169,319
7.70%, 10/30/2025 (B)	300,000	381,745
8.88%, 04/26/2023 (B)	200,000	243,113

		2,223,906

Equity Real Estate Investment Trusts - 1.1%
Alexandria Real Estate Equities, Inc.
3.80%, 04/15/2026	90,000	91,950
American Tower Corp.
2.25%, 01/15/2022	300,000	295,510
3.38%, 10/15/2026	281,000	277,167
3.50%, 01/31/2023	201,000	204,091
5.00%, 02/15/2024	139,000	150,026
5.90%, 11/01/2021	150,000	160,675
AvalonBay Communities, Inc.
2.85%, 03/15/2023, MTN	510,000	508,762
3.45%, 06/01/2025, MTN	120,000	122,929
Boston Properties, LP
3.20%, 01/15/2025	228,000	227,667
3.65%, 02/01/2026	408,000	411,900
Brixmor Operating Partnership, LP
3.85%, 02/01/2025	400,000	398,426
Crown Castle International Corp.
4.88%, 04/15/2022	200,000	210,837
5.25%, 01/15/2023	200,000	214,726
Digital Realty Trust, LP
3.70%, 08/15/2027	154,000	153,451
Duke Realty, LP
3.25%, 06/30/2026	84,000	82,979
3.63%, 04/15/2023	168,000	170,965
EPR Properties
4.50%, 06/01/2027	248,000	250,776
4.95%, 04/15/2028	110,000	114,688
Equity Commonwealth
5.88%, 09/15/2020	855,000	873,500
ERP Operating, LP
2.85%, 11/01/2026	184,000	180,114
4.63%, 12/15/2021	587,000	611,922

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2019

Transamerica Core Bond

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2019

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Equity Real Estate Investment Trusts (continued)
GAIF Bond Issuer Pty, Ltd.
3.40%, 09/30/2026 (B)	$ 353,000	$ 339,702
HCP, Inc.
3.40%, 02/01/2025	114,000	114,058
3.88%, 08/15/2024	337,000	345,805
Liberty Property, LP
3.25%, 10/01/2026	107,000	103,923
National Retail Properties, Inc.
3.50%, 10/15/2027	150,000	149,003
3.60%, 12/15/2026	218,000	217,609
Office Properties Income Trust
3.60%, 02/01/2020	620,000	621,241
3.75%, 08/15/2019	1,370,000	1,372,266
4.00%, 07/15/2022	416,000	416,543
Realty Income Corp.
3.25%, 10/15/2022	250,000	253,885
3.88%, 04/15/2025	290,000	302,505
4.65%, 03/15/2047	113,000	123,095
Scentre Group Trust 1 / Scentre Group Trust 2
3.50%, 02/12/2025 (B)	500,000	499,870
Senior Housing Properties Trust
3.25%, 05/01/2019	250,000	250,000
4.75%, 02/15/2028	300,000	272,735
SITE Centers Corp.
3.63%, 02/01/2025	121,000	119,233
4.70%, 06/01/2027	71,000	73,270
UDR, Inc.
2.95%, 09/01/2026, MTN	116,000	110,983
Ventas Realty, LP
3.75%, 05/01/2024	300,000	306,376
3.85%, 04/01/2027	203,000	204,400
4.13%, 01/15/2026	79,000	81,499
Welltower, Inc.
4.25%, 04/01/2026	250,000	258,645

		12,249,707

Food & Staples Retailing - 0.3%
CK Hutchison International 16, Ltd.
1.88%, 10/03/2021 (B)	241,000	235,009
2.75%, 10/03/2026 (B)	350,000	331,764
CK Hutchison International 19, Ltd.
3.63%, 04/11/2029 (B) (G)	285,000	285,910
CVS Pass-Through Trust
4.70%, 01/10/2036 (B)	507,298	519,422
5.77%, 01/10/2033 (B)	152,064	163,632
5.93%, 01/10/2034 (B)	533,269	581,443
Kroger Co.
5.40%, 07/15/2040	51,000	52,229
8.00%, 09/15/2029	175,000	220,200
Sysco Corp.
3.25%, 07/15/2027	500,000	493,912
3.75%, 10/01/2025	102,000	105,266
Walgreens Boots Alliance, Inc.
4.80%, 11/18/2044	100,000	93,783

		3,082,570

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Food Products - 0.4%
Campbell Soup Co.
3.95%, 03/15/2025	$ 450,000	$ 457,259
Cargill, Inc.
3.25%, 03/01/2023 (B)	140,000	141,850
3.30%, 03/01/2022 (B)	250,000	253,248
ConAgra Brands, Inc.
4.60%, 11/01/2025	175,000	184,946
5.30%, 11/01/2038	390,000	401,634
General Mills, Inc.
4.00%, 04/17/2025	305,000	317,348
4.20%, 04/17/2028	200,000	209,054
4.55%, 04/17/2038 (G)	75,000	75,566
Kellogg Co.
3.40%, 11/15/2027	190,000	184,411
Kraft Heinz Foods Co.
2.80%, 07/02/2020	400,000	399,449
4.00%, 06/15/2023 (G)	138,000	141,888
5.00%, 07/15/2035	1,000,000	994,617
6.88%, 01/26/2039	149,000	171,992
McCormick & Co., Inc.
3.15%, 08/15/2024	142,000	141,636
3.40%, 08/15/2027	198,000	195,416
Mead Johnson Nutrition Co.
4.13%, 11/15/2025	288,000	303,717
4.60%, 06/01/2044	130,000	141,615
Tyson Foods, Inc.
4.88%, 08/15/2034	100,000	106,078

		4,821,724

Gas Utilities - 0.3%
Atmos Energy Corp.
4.13%, 03/15/2049	570,000	585,517
Boston Gas Co.
4.49%, 02/15/2042 (B)	330,000	344,770
Brooklyn Union Gas Co.
4.27%, 03/15/2048 (B)	280,000	287,975
CenterPoint Energy Resources Corp.
4.50%, 01/15/2021	352,000	360,654
KeySpan Gas East Corp.
2.74%, 08/15/2026 (B)	172,000	164,673
Korea Gas Corp.
1.88%, 07/18/2021 (B)	200,000	195,704
Southern Co. Gas Capital Corp.
2.45%, 10/01/2023	77,000	74,771
3.25%, 06/15/2026	85,000	83,109
3.50%, 09/15/2021	601,000	607,554
3.95%, 10/01/2046	94,000	87,655
5.88%, 03/15/2041	109,000	127,113
Southwest Gas Corp.
3.80%, 09/29/2046	177,000	163,200

		3,082,695

Health Care Equipment & Supplies - 0.1%
Abbott Laboratories
3.88%, 09/15/2025	258,000	270,307
Becton Dickinson and Co.
3.73%, 12/15/2024	23,000	23,372
Boston Scientific Corp.
3.75%, 03/01/2026	335,000	341,912

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2019

Transamerica Core Bond

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2019

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Health Care Equipment & Supplies (continued)
Covidien International Finance SA
2.95%, 06/15/2023	$ 49,000	$ 49,311
Medtronic, Inc.
3.13%, 03/15/2022	41,000	41,548
4.38%, 03/15/2035	117,000	125,980
Zimmer Biomet Holdings, Inc.
3.70%, 03/19/2023	136,000	137,810

		990,240

Health Care Providers & Services - 0.7%
Aetna, Inc.
2.80%, 06/15/2023	90,000	88,396
4.50%, 05/15/2042	153,000	144,179
6.75%, 12/15/2037	305,000	367,003
Anthem, Inc.
3.13%, 05/15/2022	200,000	201,118
3.30%, 01/15/2023	105,000	105,911
4.10%, 03/01/2028	425,000	434,716
4.38%, 12/01/2047	110,000	106,876
4.65%, 01/15/2043	38,000	38,290
CVS Health Corp.
2.75%, 12/01/2022	100,000	98,600
4.10%, 03/25/2025	1,741,000	1,773,074
4.30%, 03/25/2028	467,000	472,172
4.78%, 03/25/2038	688,000	669,268
5.05%, 03/25/2048	385,000	379,883
Express Scripts Holding Co.
4.50%, 02/25/2026	367,000	383,595
4.80%, 07/15/2046	62,000	61,521
HCA, Inc.
5.25%, 06/15/2026	500,000	534,023
Laboratory Corp. of America Holdings
3.20%, 02/01/2022	170,000	170,890
Magellan Health, Inc.
4.90%, 09/22/2024	558,000	544,050
Mayo Clinic
4.13%, 11/15/2052	198,000	201,109
Providence St. Joseph Health Obligated Group
2.75%, 10/01/2026	168,000	160,512
Quest Diagnostics, Inc.
3.45%, 06/01/2026	75,000	74,260
Texas Health Resources
4.33%, 11/15/2055	175,000	182,219
UnitedHealth Group, Inc.
2.75%, 02/15/2023	84,000	83,946
3.10%, 03/15/2026	281,000	281,463
4.63%, 07/15/2035	234,000	255,301

		7,812,375

Hotels, Restaurants & Leisure - 0.0% (F)
McDonald’s Corp.
4.70%, 12/09/2035, MTN	465,000	497,502

Household Products - 0.0% (F)
Kimberly-Clark Corp.
2.40%, 03/01/2022	68,000	67,515
Procter & Gamble Co.
2.70%, 02/02/2026 (G)	400,000	396,324

		463,839

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Independent Power & Renewable Electricity Producers - 0.0% (F)
Exelon Generation Co. LLC
5.75%, 10/01/2041	$ 86,000	$ 92,574

Industrial Conglomerates - 0.0% (F)
General Electric Co.
4.65%, 10/17/2021, MTN	258,000	267,243
Roper Technologies, Inc.
3.00%, 12/15/2020	52,000	52,068

		319,311

Insurance - 1.4%
AIA Group, Ltd.
3.20%, 03/11/2025 (B)	200,000	199,599
3.60%, 04/09/2029 (B)	200,000	200,651
3.90%, 04/06/2028 (B)	335,000	344,770
AIG SunAmerica Global Financing X
6.90%, 03/15/2032 (B)	800,000	1,047,052
American International Group, Inc.
4.20%, 04/01/2028	225,000	230,174
Assurant, Inc.
4.20%, 09/27/2023	425,000	433,397
Athene Global Funding
2.75%, 04/20/2020 (B)	492,000	491,293
4.00%, 01/25/2022 (B)	368,000	377,759
Athene Holding, Ltd.
4.13%, 01/12/2028	445,000	432,187
Berkshire Hathaway Finance Corp.
4.40%, 05/15/2042	268,000	285,704
5.75%, 01/15/2040	100,000	123,941
Chubb INA Holdings, Inc.
3.15%, 03/15/2025	275,000	278,301
CNA Financial Corp.
3.95%, 05/15/2024	164,000	168,648
Dai-ichi Life Insurance Co., Ltd.
Fixed until 07/24/2026 (I), 4.00% (A) (B)	421,000	410,475
Guardian Life Insurance Co. of America
4.85%, 01/24/2077 (B)	83,000	87,145
Harborwalk Funding Trust
Fixed until 02/15/2049, 5.08% (A), 02/15/2069 (B)	600,000	632,580
Hartford Financial Services Group, Inc.
4.30%, 04/15/2043	360,000	362,540
Jackson National Life Global Funding
2.50%, 06/27/2022 (B) (G)	200,000	197,636
3.05%, 04/29/2026 (B)	303,000	296,700
3.25%, 01/30/2024 (B)	115,000	115,569
Liberty Mutual Group, Inc.
4.57%, 02/01/2029 (B)	200,000	209,036
6.50%, 03/15/2035 (B)	300,000	356,223
Liberty Mutual Insurance Co.
8.50%, 05/15/2025 (B)	200,000	244,232
Lincoln National Corp.
4.00%, 09/01/2023	300,000	313,765
4.20%, 03/15/2022	211,000	218,351
6.15%, 04/07/2036	14,000	16,802
Manulife Financial Corp.
Fixed until 02/24/2027, 4.06% (A), 02/24/2032	350,000	349,033
Marsh & McLennan Cos., Inc.
2.35%, 03/06/2020	176,000	175,370

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2019

Transamerica Core Bond

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2019

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Insurance (continued)
Massachusetts Mutual Life Insurance Co.
5.38%, 12/01/2041 (B)	$ 147,000	$ 167,458
8.88%, 06/01/2039 (B)	52,000	81,318
MassMutual Global Funding II
2.75%, 06/22/2024 (B)	400,000	395,924
Metropolitan Life Global Funding I
3.00%, 09/19/2027 (B)	350,000	342,905
3.88%, 04/11/2022 (B)	720,000	741,224
New York Life Global Funding
2.00%, 04/13/2021 (B)	96,000	94,894
2.35%, 07/14/2026 (B)	226,000	214,224
3.00%, 01/10/2028 (B)	202,000	198,548
New York Life Insurance Co.
4.45%, 05/15/2069 (B)	330,000	337,351
OneBeacon US Holdings, Inc.
4.60%, 11/09/2022	500,000	510,798
Pacific Life Insurance Co.
Fixed until 10/24/2047, 4.30% (A), 10/24/2067 (B)	198,000	181,705
Progressive Corp.
Fixed until 03/15/2023 (I), 5.38% (A)	245,000	244,387
Prudential Financial, Inc.
3.91%, 12/07/2047	164,000	159,784
Prudential Insurance Co. of America
8.30%, 07/01/2025 (B)	900,000	1,137,145
Reliance Standard Life Global Funding II
2.50%, 01/15/2020 (B)	130,000	129,611
3.05%, 01/20/2021 (B)	298,000	297,652
Sumitomo Life Insurance Co.
Fixed until 09/14/2027, 4.00% (A), 09/14/2077 (B)	250,000	243,750
Teachers Insurance & Annuity Association of America
4.27%, 05/15/2047 (B)	260,000	267,723
4.90%, 09/15/2044 (B)	150,000	168,754
Torchmark Corp.
4.55%, 09/15/2028	285,000	301,417
Travelers Property Casualty Corp.
7.75%, 04/15/2026	450,000	574,091

		15,389,596

Internet & Direct Marketing Retail - 0.1%
Amazon.com, Inc.
3.88%, 08/22/2037	500,000	515,145
4.80%, 12/05/2034	215,000	248,115
Booking Holdings, Inc.
2.75%, 03/15/2023	286,000	285,429
3.55%, 03/15/2028	400,000	403,944

		1,452,633

IT Services - 0.2%
DXC Technology Co.
4.25%, 04/15/2024	172,000	176,380
7.45%, 10/15/2029	500,000	608,193
IBM Credit LLC
3.00%, 02/06/2023 (G)	500,000	502,266
International Business Machines Corp.
7.00%, 10/30/2025	508,000	625,581

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
IT Services (continued)
Western Union Co.
3.60%, 03/15/2022	$ 400,000	$ 405,356

		2,317,776

Life Sciences Tools & Services - 0.0% (F)
Thermo Fisher Scientific, Inc.
2.95%, 09/19/2026	161,000	156,281
4.15%, 02/01/2024	217,000	227,389

		383,670

Machinery - 0.1%
Caterpillar Financial Services Corp.
2.40%, 08/09/2026	270,000	257,254
Caterpillar, Inc.
2.60%, 06/26/2022	123,000	122,661
Illinois Tool Works, Inc.
4.88%, 09/15/2041	449,000	514,296
Ingersoll-Rand Luxembourg Finance SA
2.63%, 05/01/2020	200,000	199,736
nVent Finance Sarl
4.55%, 04/15/2028	337,000	338,035
Parker-Hannifin Corp.
4.10%, 03/01/2047	104,000	104,303
Xylem, Inc.
3.25%, 11/01/2026	74,000	72,518

		1,608,803

Media - 0.9%
CBS Corp.
2.90%, 01/15/2027	250,000	234,183
3.70%, 08/15/2024	63,000	64,349
4.00%, 01/15/2026	208,000	211,921
4.85%, 07/01/2042	150,000	148,926
Charter Communications Operating LLC / Charter Communications Operating Capital
4.91%, 07/23/2025	671,000	711,063
6.83%, 10/23/2055	150,000	169,181
Comcast Cable Holdings LLC
10.13%, 04/15/2022	414,000	492,979
Comcast Corp.
3.15%, 03/01/2026 - 02/15/2028	755,000	749,515
3.95%, 10/15/2025	335,000	350,942
4.60%, 10/15/2038	415,000	446,599
4.95%, 10/15/2058	525,000	587,158
6.50%, 11/15/2035	511,000	646,425
7.05%, 03/15/2033	1,300,000	1,736,964
Cox Communications, Inc.
3.35%, 09/15/2026 (B)	134,000	130,861
4.60%, 08/15/2047 (B)	196,000	188,089
4.80%, 02/01/2035 (B)	450,000	426,051
Discovery Communications LLC
3.95%, 03/20/2028	263,000	258,943
4.38%, 06/15/2021	344,000	354,011
Fox Corp.
4.71%, 01/25/2029 (B)	245,000	263,592
NBCUniversal Media LLC
5.95%, 04/01/2041	210,000	259,151
SES SA
3.60%, 04/04/2023 (B)	100,000	99,232

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2019

Transamerica Core Bond

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2019

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Media (continued)
TCI Communications, Inc.
7.13%, 02/15/2028	$ 100,000	$ 125,910
Time Warner Cable LLC
5.50%, 09/01/2041	400,000	398,895
7.30%, 07/01/2038	90,000	105,211
Time Warner Entertainment Co., LP
8.38%, 07/15/2033	250,000	328,669
Warner Media LLC
3.55%, 06/01/2024	230,000	234,217
3.60%, 07/15/2025	225,000	225,661

		9,948,698

Metals & Mining - 0.2%
Anglo American Capital PLC
3.63%, 09/11/2024 (B)	200,000	199,572
Barrick Gold Corp.
6.45%, 10/15/2035	399,000	471,772
BHP Billiton Finance USA, Ltd.
4.13%, 02/24/2042	300,000	314,038
Nucor Corp.
6.40%, 12/01/2037	390,000	495,585
Vale Canada, Ltd.
7.20%, 09/15/2032	200,000	219,522
Vale Overseas, Ltd.
6.25%, 08/10/2026	81,000	88,452

		1,788,941

Multi-Utilities - 0.3%
CMS Energy Corp.
3.00%, 05/15/2026	73,000	71,024
3.88%, 03/01/2024	350,000	359,075
Consolidated Edison Co. of New York, Inc.
5.70%, 06/15/2040	154,000	186,570
Delmarva Power & Light Co.
4.00%, 06/01/2042	294,000	285,698
4.15%, 05/15/2045	270,000	275,984
Dominion Energy, Inc.
2.75%, 09/15/2022	165,000	163,914
4.90%, 08/01/2041	103,000	109,936
5.25%, 08/01/2033	500,000	560,998
DTE Electric Co.
3.70%, 03/15/2045	114,000	111,176
3.95%, 06/15/2042	101,000	99,015
DTE Energy Co.
3.85%, 12/01/2023	252,000	259,596
NiSource, Inc.
5.80%, 02/01/2042	600,000	692,181
Public Service Co. of New Hampshire
3.50%, 11/01/2023	60,000	61,858
San Diego Gas & Electric Co.
6.00%, 06/01/2026	320,000	362,131
6.13%, 09/15/2037	100,000	118,603
WEC Energy Group, Inc.
3.55%, 06/15/2025	115,000	117,495

		3,835,254

Multiline Retail - 0.1%
Dollar General Corp.
4.13%, 05/01/2028	280,000	287,842

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Multiline Retail (continued)
Nordstrom, Inc.
4.00%, 10/15/2021	$ 301,000	$ 307,881

		595,723

Oil, Gas & Consumable Fuels - 2.2%
Anadarko Holding Co.
7.15%, 05/15/2028	552,000	658,405
Andeavor Logistics, LP / Tesoro Logistics Finance Corp.
5.25%, 01/15/2025	214,000	225,016
Apache Corp.
3.25%, 04/15/2022	88,000	88,445
4.75%, 04/15/2043	268,000	256,785
APT Pipelines, Ltd.
4.25%, 07/15/2027 (B)	386,000	392,289
BG Energy Capital PLC
5.13%, 10/15/2041 (B)	200,000	223,601
BP Capital Markets America, Inc.
3.22%, 04/14/2024	600,000	605,509
3.25%, 05/06/2022	462,000	469,183
BP Capital Markets PLC
3.81%, 02/10/2024	224,000	232,718
Buckeye Partners, LP
3.95%, 12/01/2026	45,000	43,677
4.88%, 02/01/2021	200,000	205,030
5.85%, 11/15/2043	150,000	152,291
Canadian Natural Resources, Ltd.
3.80%, 04/15/2024	200,000	203,648
5.85%, 02/01/2035	150,000	168,995
6.45%, 06/30/2033	299,000	359,651
Cenovus Energy, Inc.
5.25%, 06/15/2037	101,000	102,719
6.75%, 11/15/2039	250,000	286,439
Chevron Corp.
2.36%, 12/05/2022	80,000	79,078
2.90%, 03/03/2024	296,000	297,966
CNOOC Finance Pty, Ltd.
2.63%, 05/05/2020	328,000	327,004
CNOOC Finance, Ltd.
3.00%, 05/09/2023	254,000	251,526
Ecopetrol SA
5.38%, 06/26/2026	135,000	144,457
5.88%, 09/18/2023	113,000	123,125
Enable Midstream Partners, LP
4.95%, 05/15/2028	135,000	137,540
Enbridge, Inc.
4.50%, 06/10/2044	200,000	202,389
Fixed until 03/01/2028, 6.25% (A), 03/01/2078	300,000	303,876
Encana Corp.
6.50%, 05/15/2019	150,000	150,191
7.20%, 11/01/2031	200,000	246,816
7.38%, 11/01/2031	250,000	313,975
Energy Transfer Operating, LP
3.60%, 02/01/2023	75,000	75,460
4.05%, 03/15/2025	136,000	138,122
4.75%, 01/15/2026	173,000	180,881
6.05%, 06/01/2041	538,000	575,240
6.50%, 02/01/2042	45,000	50,770

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2019

Transamerica Core Bond

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2019

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Oil, Gas & Consumable Fuels (continued)
Eni SpA
5.70%, 10/01/2040 (B)	$ 900,000	$ 956,831
Enterprise Products Operating LLC
3.70%, 02/15/2026	127,000	130,064
3.75%, 02/15/2025	74,000	76,429
3.90%, 02/15/2024	362,000	375,196
4.95%, 10/15/2054	33,000	34,385
5.10%, 02/15/2045	32,000	34,977
7.55%, 04/15/2038	320,000	429,953
EOG Resources, Inc.
4.10%, 02/01/2021	300,000	307,101
4.15%, 01/15/2026	80,000	84,617
EQT Corp.
3.90%, 10/01/2027	264,000	249,159
Exxon Mobil Corp.
4.11%, 03/01/2046	294,000	312,962
Kerr-McGee Corp.
7.88%, 09/15/2031	100,000	133,705
Kinder Morgan, Inc.
4.30%, 03/01/2028	700,000	724,367
Magellan Midstream Partners, LP
3.20%, 03/15/2025	80,000	78,624
4.20%, 12/01/2042 - 10/03/2047	648,000	618,242
MPLX, LP
4.13%, 03/01/2027	155,000	156,686
4.50%, 04/15/2038	280,000	268,541
5.20%, 03/01/2047	108,000	111,223
Noble Energy, Inc.
5.25%, 11/15/2043	400,000	420,329
ONEOK Partners, LP
3.38%, 10/01/2022	30,000	30,247
4.90%, 03/15/2025	800,000	852,386
5.00%, 09/15/2023	65,000	68,961
6.65%, 10/01/2036	220,000	256,884
Petro-Canada
7.88%, 06/15/2026	100,000	122,429
Petroleos Mexicanos
4.63%, 09/21/2023	450,000	447,187
4.88%, 01/18/2024 (G)	81,000	80,587
5.35%, 02/12/2028	189,000	177,471
6.35%, 02/12/2048	71,000	62,835
6.38%, 02/04/2021 - 01/23/2045	513,000	498,299
6.50%, 03/13/2027	1,400,000	1,418,060
6.75%, 09/21/2047	403,000	371,566
Phillips 66
3.90%, 03/15/2028	285,000	293,883
4.30%, 04/01/2022	130,000	135,449
4.88%, 11/15/2044	40,000	42,960
Phillips 66 Partners, LP
3.55%, 10/01/2026	66,000	64,913
4.90%, 10/01/2046	144,000	145,647
Plains All American Pipeline, LP / PAA Finance Corp.
4.30%, 01/31/2043	150,000	132,042
4.65%, 10/15/2025	350,000	365,673
Shell International Finance BV
4.13%, 05/11/2035	258,000	274,215

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Oil, Gas & Consumable Fuels (continued)
Southern Natural Gas Co. LLC
4.80%, 03/15/2047 (B)	$ 136,000	$ 134,313
8.00%, 03/01/2032	105,000	141,057
Spectra Energy Partners, LP
3.50%, 03/15/2025	633,000	635,171
Suncor Energy, Inc.
5.95%, 12/01/2034	550,000	665,298
Sunoco Logistics Partners Operations, LP
3.90%, 07/15/2026	195,000	194,079
5.50%, 02/15/2020	250,000	254,704
5.95%, 12/01/2025	150,000	166,746
6.10%, 02/15/2042	500,000	537,155
TC PipeLines, LP
3.90%, 05/25/2027	141,000	139,795
Total Capital International SA
2.70%, 01/25/2023	688,000	687,601
3.70%, 01/15/2024	160,000	166,157
3.75%, 04/10/2024	82,000	85,366
TransCanada PipeLines, Ltd.
2.50%, 08/01/2022	115,000	113,463
3.75%, 10/16/2023	135,000	138,529
4.88%, 01/15/2026	370,000	398,418
Valero Energy Corp.
7.50%, 04/15/2032	100,000	130,306
Western Midstream Operating, LP
4.50%, 03/01/2028	68,000	69,730
5.30%, 03/01/2048	196,000	199,697
5.45%, 04/01/2044	97,000	100,704
Williams Cos., Inc.
3.90%, 01/15/2025	117,000	119,321
4.85%, 03/01/2048	249,000	249,488

		24,945,000

Personal Products - 0.0% (F)
Unilever Capital Corp.
3.38%, 03/22/2025	180,000	183,883

Pharmaceuticals - 0.4%
Allergan Funding SCS
3.85%, 06/15/2024	211,000	214,328
Allergan, Inc.
2.80%, 03/15/2023	162,000	158,601
3.38%, 09/15/2020	125,000	125,665
AstraZeneca PLC
6.45%, 09/15/2037	180,000	228,552
Baxalta, Inc.
3.60%, 06/23/2022	20,000	20,087
5.25%, 06/23/2045	10,000	11,295
Bayer US Finance II LLC
4.70%, 07/15/2064 (B)	100,000	85,576
Eli Lilly & Co.
4.15%, 03/15/2059	150,000	153,887
Merck & Co., Inc.
3.70%, 02/10/2045	20,000	19,602
3.90%, 03/07/2039	600,000	615,654
Mylan NV
3.95%, 06/15/2026	185,000	178,150
Mylan, Inc.
3.13%, 01/15/2023 (B)	100,000	98,111
5.40%, 11/29/2043	100,000	91,602

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2019

Transamerica Core Bond

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2019

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Pharmaceuticals (continued)
Novartis Capital Corp.
3.00%, 11/20/2025	$ 395,000	$ 397,827
Pfizer, Inc.
3.00%, 12/15/2026	412,000	412,187
3.90%, 03/15/2039	600,000	611,485
Shire Acquisitions Investments Ireland DAC
2.88%, 09/23/2023	334,000	329,546
3.20%, 09/23/2026	778,000	757,172

		4,509,327

Real Estate Management & Development - 0.1%
Ontario Teachers’ Cadillac Fairview Properties Trust
3.13%, 03/20/2022 (B)	314,000	317,017
3.88%, 03/20/2027 (B)	325,000	335,155

		652,172

Road & Rail - 0.3%
Avolon Holdings Funding, Ltd.
4.38%, 05/01/2026 (B)	510,000	506,976
Burlington Northern Santa Fe LLC
3.45%, 09/15/2021	251,000	255,005
5.75%, 05/01/2040	300,000	370,312
7.29%, 06/01/2036	90,000	125,296
Canadian Pacific Railway Co.
6.13%, 09/15/2115	210,000	262,068
CSX Corp.
4.25%, 06/01/2021	65,000	66,655
6.00%, 10/01/2036, MTN	340,000	408,394
JB Hunt Transport Services, Inc.
3.88%, 03/01/2026	315,000	320,694
Norfolk Southern Corp.
3.25%, 12/01/2021	166,000	167,654
3.85%, 01/15/2024	266,000	276,316
4.05%, 08/15/2052	87,000	84,801
Ryder System, Inc.
2.50%, 05/11/2020, MTN	158,000	157,134
3.45%, 11/15/2021, MTN	42,000	42,560

		3,043,865

Semiconductors & Semiconductor Equipment - 0.4%
Analog Devices, Inc.
4.50%, 12/05/2036	226,000	227,013
Broadcom Corp. / Broadcom Cayman Finance, Ltd.
3.63%, 01/15/2024	663,000	658,238
3.88%, 01/15/2027	200,000	190,850
Broadcom, Inc.
4.75%, 04/15/2029 (B)	1,800,000	1,788,347
Intel Corp.
3.70%, 07/29/2025	97,000	101,311
4.10%, 05/19/2046	224,000	232,510
QUALCOMM, Inc.
2.90%, 05/20/2024	400,000	398,695
3.25%, 05/20/2027	357,000	354,981

		3,951,945

Software - 0.6%
Microsoft Corp.
2.38%, 05/01/2023	24,000	23,859
2.88%, 02/06/2024	342,000	345,330

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Software (continued)
Microsoft Corp. (continued)
3.30%, 02/06/2027	$ 279,000	$ 286,013
3.50%, 02/12/2035	277,000	278,648
3.95%, 08/08/2056	221,000	225,648
4.00%, 02/12/2055	81,000	83,944
4.10%, 02/06/2037	489,000	525,156
4.20%, 11/03/2035	103,000	112,080
4.50%, 10/01/2040 - 02/06/2057	451,000	506,839
4.75%, 11/03/2055	215,000	253,111
Oracle Corp.
2.40%, 09/15/2023	324,000	319,066
2.95%, 11/15/2024 - 05/15/2025	1,100,000	1,100,004
3.90%, 05/15/2035	60,000	60,849
4.30%, 07/08/2034	600,000	639,263
5.38%, 07/15/2040	123,000	145,655
6.13%, 07/08/2039	731,000	938,667
VMware, Inc.
2.95%, 08/21/2022	521,000	518,521

		6,362,653

Specialty Retail - 0.0% (F)
Lowe’s Cos., Inc.
3.38%, 09/15/2025	119,000	120,256
O’Reilly Automotive, Inc.
3.60%, 09/01/2027	247,000	245,296

		365,552

Technology Hardware, Storage & Peripherals - 0.5%
Apple, Inc.
2.45%, 08/04/2026	296,000	285,154
2.75%, 01/13/2025	500,000	497,595
2.85%, 05/11/2024	234,000	234,598
2.90%, 09/12/2027	597,000	587,164
3.00%, 02/09/2024 - 06/20/2027	988,000	986,808
3.20%, 05/13/2025 - 05/11/2027	446,000	450,775
3.25%, 02/23/2026	266,000	269,902
3.35%, 02/09/2027	603,000	614,060
3.45%, 05/06/2024 - 02/09/2045	549,000	553,681
3.75%, 09/12/2047	500,000	490,083
3.85%, 08/04/2046	207,000	205,214
4.50%, 02/23/2036	340,000	377,343
4.65%, 02/23/2046	119,000	132,187
Dell International LLC / EMC Corp.
6.02%, 06/15/2026 (B)	500,000	541,734

		6,226,298

Tobacco - 0.0% (F)
BAT Capital Corp.
4.39%, 08/15/2037	377,000	342,509

Trading Companies & Distributors - 0.2%
Air Lease Corp.
3.25%, 03/01/2025	258,000	250,522
BOC Aviation, Ltd.
2.75%, 09/18/2022 (B)	270,000	265,446
International Lease Finance Corp.
5.88%, 08/15/2022	154,000	165,908
8.63%, 01/15/2022	700,000	794,205
WW Grainger, Inc.
4.60%, 06/15/2045	198,000	209,947

		1,686,028

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2019

Transamerica Core Bond

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2019

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Transportation Infrastructure - 0.1%
Mexico City Airport Trust
5.50%, 07/31/2047 (B)	$ 200,000	$ 186,250
Penske Truck Leasing Co., LP / PTL Finance Corp.
4.13%, 08/01/2023 (B)	233,000	240,006
4.88%, 07/11/2022 (B)	500,000	524,944

		951,200

Water Utilities - 0.0% (F)
American Water Capital Corp.
3.85%, 03/01/2024	300,000	310,685
4.00%, 12/01/2046	172,000	168,875

		479,560

Wireless Telecommunication Services - 0.2%
America Movil SAB de CV
3.13%, 07/16/2022	236,000	237,209
3.63%, 04/22/2029	505,000	505,914
4.38%, 04/22/2049	251,000	254,165
Crown Castle Towers LLC
3.22%, 05/15/2042 (B)	200,000	200,739
Rogers Communications, Inc.
4.35%, 05/01/2049	350,000	352,712
Vodafone Group PLC
3.75%, 01/16/2024	75,000	76,304
4.13%, 05/30/2025	313,000	322,910
5.00%, 05/30/2038	443,000	448,848
5.25%, 05/30/2048	260,000	265,967

		2,664,768

Total Corporate Debt Securities (Cost $284,460,729)		289,112,146

FOREIGN GOVERNMENT OBLIGATIONS - 0.7%
Canada - 0.0% (F)
Province of Quebec
6.35%, 01/30/2026, MTN	285,000	338,355

Colombia - 0.1%
Colombia Government International Bond
4.00%, 02/26/2024	300,000	308,850
5.00%, 06/15/2045	200,000	209,302
7.38%, 09/18/2037	200,000	260,500

		778,652

Israel - 0.3%
Israel Government AID Bond
Series 2011-Z,
Zero Coupon, 11/15/2026	1,400,000	1,130,475
Israel Government AID Bond, Principal Only STRIPS
Series 2,
11/01/2024	2,250,000	1,943,280

		3,073,755

Mexico - 0.2%
Mexico Government International Bond
3.75%, 01/11/2028	1,042,000	1,022,931
4.13%, 01/21/2026	615,000	625,338
4.35%, 01/15/2047	183,000	170,419
4.60%, 02/10/2048	200,000	193,400
5.55%, 01/21/2045 (G)	190,000	208,288

	Principal	Value
FOREIGN GOVERNMENT OBLIGATIONS (continued)
Mexico (continued)
Mexico Government International Bond (continued)
5.75%, 10/12/2110, MTN	$ 550,000	$ 564,437

		2,784,813

Panama - 0.0% (F)
Panama Government International Bond
4.50%, 04/16/2050	200,000	209,302

Supranational - 0.1%
African Development Bank
8.80%, 09/01/2019	500,000	510,061

Total Foreign Government Obligations (Cost $7,699,842)		7,694,938

MORTGAGE-BACKED SECURITIES - 2.9%
American General Mortgage Loan Trust
Series 2006-1, Class A5,
5.75% (A), 12/25/2035 (B)	5,272	5,449
Banc of America Funding Trust
Series 2004-3, Class 1A1,
5.50%, 10/25/2034	85,040	89,431
Series 2004-C, Class 1A1,
4.96% (A), 12/20/2034	31,051	31,286
Series 2005-E, Class 4A1,
4.71% (A), 03/20/2035	231,253	233,425
Banc of America Mortgage Trust
Series 2003-C, Class 3A1,
5.12% (A), 04/25/2033	29,365	30,042
Series 2004-C, Class 2A2,
4.99% (A), 04/25/2034	166,468	168,816
BB-UBS Trust
Series 2012-SHOW, Class A,
3.43%, 11/05/2036 (B)	1,500,000	1,524,101
BCAP LLC Trust
Series 2009-RR5, Class 8A1,
5.50% (A), 11/26/2034 (B)	60,885	61,320
Series 2010-RR7, Class 2A1,
4.03% (A), 07/26/2045 (B)	203,789	203,713
Bear Stearns ARM Trust
Series 2003-4, Class 3A1,
4.47% (A), 07/25/2033	39,764	40,468
Series 2004-2, Class 14A,
4.52% (A), 05/25/2034	30,076	30,104
Bear Stearns Commercial Mortgage Securities Trust, Interest Only STRIPS
Series 2005-PWR8, Class X1,
0.51% (A), 06/11/2041 (B)	123,234	497
CD Commercial Mortgage Trust, Interest Only STRIPS
Series 2007-CD4, Class XC,
0.89% (A), 12/11/2049 (B)	108,034	1,158
Chase Mortgage Finance Trust
Series 2007-A1, Class 1A3,
4.75% (A), 02/25/2037	492,179	502,327
Series 2007-A1, Class 2A1,
4.47% (A), 02/25/2037	97,978	101,245
Series 2007-A1, Class 7A1,
4.33% (A), 02/25/2037	69,316	70,257
Series 2007-A1, Class 9A1,
4.52% (A), 02/25/2037	42,563	42,733

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2019

Transamerica Core Bond

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2019

(unaudited)

	Principal	Value
MORTGAGE-BACKED SECURITIES (continued)
Chase Mortgage Finance Trust (continued)
Series 2007-A2, Class 1A1,
4.56% (A), 07/25/2037	$ 23,857	$ 24,175
Series 2007-A2, Class 2A1,
4.51% (A), 07/25/2037	153,436	157,194
CHL Mortgage Pass-Through Trust
Series 2004-3, Class A26,
5.50%, 04/25/2034	110,491	113,292
Series 2004-3, Class A4,
5.75%, 04/25/2034	165,736	169,555
Series 2004-5, Class 1A4,
5.50%, 06/25/2034	174,299	176,666
Series 2004-8, Class 2A1,
4.50%, 06/25/2019	260	262
Series 2004-J4, Class 2A1,
5.00%, 05/25/2019	13,314	11,475
Citigroup Global Markets Mortgage Securities VII, Inc.
Series 2003-HYB1, Class A,
4.74% (A), 09/25/2033	53,478	54,343
Citigroup Mortgage Loan Trust, Inc.
Series 2003-1, Class 3A4,
5.25%, 09/25/2033	56,807	56,825
Series 2005-2, Class 2A11,
5.50%, 05/25/2035	114,232	118,171
Series 2009-10, Class 1A1,
4.34% (A), 09/25/2033 (B)	170,888	174,081
COBALT CMBS Commercial Mortgage Trust, Interest Only STRIPS
Series 2006-C1, Class IO,
1.00% (A), 08/15/2048	751,211	5,735
COMM Mortgage Trust
Series 2015-CR25, Class A4,
3.76%, 08/10/2048	562,000	585,370
Series 2018-HOME, Class A,
3.94% (A), 04/10/2033 (B)	2,410,000	2,513,502
COMM Mortgage Trust, Interest Only STRIPS
Series 2012-CR2, Class XA,
1.81% (A), 08/15/2045	1,776,643	77,748
Credit Suisse First Boston Mortgage Securities Corp.
Series 2003-21, Class 1A4,
5.25%, 09/25/2033	49,353	51,246
Series 2003-AR15, Class 3A1,
4.30% (A), 06/25/2033	77,166	77,658
Series 2004-5, Class 3A1,
5.25%, 08/25/2019	13,717	12,961
CSFB Mortgage-Backed Pass-Through Certificates
Series 2003-27, Class 5A4,
5.25%, 11/25/2033	91,472	93,875
Series 2003-29, Class 5A1,
7.00%, 12/25/2033	98,687	106,973
Series 2004-4, Class 2A4,
5.50%, 09/25/2034	112,955	119,623
Series 2004-8, Class 1A4,
5.50%, 12/25/2034	139,999	146,909

	Principal	Value
MORTGAGE-BACKED SECURITIES (continued)
CSMC OA LLC
Series 2014-USA, Class D,
4.37%, 09/15/2037 (B)	$ 500,000	$ 480,773
CSMC Trust
Series 2010-17R, Class 1A1,
4.51% (A), 06/26/2036 (B)	23,736	23,872
Deutsche Alt-A Securities, Inc. Mortgage Loan Trust
Series 2005-1, Class 2A1,
5.29% (A), 02/25/2020	20,985	20,987
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates
Series K070, Class A2,
3.30% (A), 11/25/2027	965,000	990,533
Series W5FX, Class AFX,
3.34% (A), 04/25/2028	970,000	983,342
GMACM Mortgage Loan Trust
Series 2003-AR2, Class 2A4,
4.80% (A), 12/19/2033	285,590	288,998
GS Mortgage Securities Trust, Interest Only STRIPS
Series 2006-GG8, Class X,
1.09% (A), 11/10/2039 (B)	1,076,157	7,594
GSMPS Mortgage Loan Trust
Series 2005-RP3, Class 1AF,
1-Month LIBOR + 0.35%, 2.83% (A), 09/25/2035 (B)	716,041	640,976
GSMPS Mortgage Loan Trust, Interest Only STRIPS
Series 2005-RP3, Class 1AS,
2.03% (A), 09/25/2035 (B)	537,031	49,426
GSR Mortgage Loan Trust
Series 2003-7F, Class 1A4,
5.25%, 06/25/2033	249,675	257,918
Series 2004-8F, Class 2A3,
6.00%, 09/25/2034	144,812	149,034
Series 2005-5F, Class 8A3,
1-Month LIBOR + 0.50%, 2.98% (A), 06/25/2035	13,380	12,730
Headlands Residential LLC
Series 2017-RPL1, Class A,
3.88% (A), 08/25/2022 (B)	1,980,000	1,959,804
Impac CMB Trust
Series 2005-4, Class 2A1,
1-Month LIBOR + 0.60%, 3.08% (A), 05/25/2035	120,642	119,610
Impac Secured Assets CMN Owner Trust
Series 2003-2, Class A1,
5.50%, 08/25/2033	47,176	49,539
Impac Secured Assets Trust
Series 2006-1, Class 2A1,
1-Month LIBOR + 0.35%, 2.83% (A), 05/25/2036	334,040	330,402
Series 2006-2, Class 2A1,
1-Month LIBOR + 0.35%, 2.83% (A), 08/25/2036	161,901	159,105
Independence Plaza Trust
Series 2018-INDP, Class A,
3.76%, 07/10/2035 (B)	1,590,000	1,639,245

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2019

Transamerica Core Bond

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2019

(unaudited)

	Principal	Value
MORTGAGE-BACKED SECURITIES (continued)
JPMorgan Chase Commercial Mortgage Securities Trust
Series 2006-LDP9, Class A3SF,
1-Month LIBOR + 0.16%, 2.63% (A), 05/15/2047	$ 74,090	$ 74,413
JPMorgan Chase Commercial Mortgage Securities Trust, Interest Only STRIPS
Series 2006-CB15, Class X1,
0.42% (A), 06/12/2043	3,905,823	4,631
JPMorgan Mortgage Trust
Series 2004-A3, Class 4A1,
4.54% (A), 07/25/2034	19,116	19,603
Series 2004-A4, Class 1A1,
4.64% (A), 09/25/2034	28,982	29,934
Series 2004-S1, Class 1A7,
5.00%, 09/25/2034	2,621	2,610
Series 2005-A1, Class 3A4,
4.68% (A), 02/25/2035	93,515	96,278
Series 2006-A2, Class 5A3,
4.63% (A), 11/25/2033	167,725	172,838
Series 2006-A3, Class 6A1,
4.06% (A), 08/25/2034	18,221	18,197
LB-UBS Commercial Mortgage Trust, Interest Only STRIPS
Series 2006-C1, Class XCL,
0.39% (A), 02/15/2041 (B)	968,175	112
MASTR Adjustable Rate Mortgages Trust
Series 2004-13, Class 2A1,
4.83% (A), 04/21/2034	183,335	189,210
Series 2004-13, Class 3A7,
4.45% (A), 11/21/2034	119,858	123,783
MASTR Alternative Loan Trust
Series 2003-9, Class 2A1,
6.00%, 12/25/2033	14,033	14,520
MASTR Asset Securitization Trust
Series 2003-11, Class 9A6,
5.25%, 12/25/2033	257,328	260,333
Series 2004-P7, Class A6,
5.50%, 12/27/2033 (B)	34,378	34,702
MASTR Resecuritization Trust, Principal Only STRIPS
Series 2005, Class 3,
05/28/2035 (B)	12,604	9,109
Merrill Lynch Mortgage Investors Trust
Series 2003-A4, Class 2A,
4.74% (A), 07/25/2033	56,916	56,543
Series 2003-A5, Class 2A6,
4.53% (A), 08/25/2033	35,171	36,569
Series 2004-1, Class 2A1,
4.36% (A), 12/25/2034	132,887	133,641
Series 2004-A4, Class A2,
4.23% (A), 08/25/2034	65,926	67,941
Series 2004-D, Class A2,
6-Month LIBOR + 0.72%, 3.42% (A), 09/25/2029	105,969	103,226
ML-CFC Commercial Mortgage Trust, Interest Only STRIPS
Series 2006-4, Class XC,
0.80% (A), 12/12/2049 (B)	227,458	3

	Principal	Value
MORTGAGE-BACKED SECURITIES (continued)
Morgan Stanley Capital I Trust
Series 2011-C3, Class A3,
4.05%, 07/15/2049	$ 205,921	$ 205,894
Morgan Stanley Capital I Trust, Interest Only STRIPS
Series 2006-IQ12, Class X1,
0.76% (A), 12/15/2043 (B)	1,397,811	23
Series 2006-T21, Class X,
0.04% (A), 10/12/2052 (B)	3,938,619	3,286
Series 2007-HQ11, Class X,
0.51% (A), 02/12/2044 (B)	639,873	90
Morgan Stanley Mortgage Loan Trust
Series 2004-3, Class 4A,
5.63% (A), 04/25/2034	154,707	165,758
Prime Mortgage Trust
Series 2004-CL1, Class 1A1,
6.00%, 02/25/2034	55,532	58,654
Prime Mortgage Trust, Principal Only STRIPS
Series 2004-CL1, Class 1,
02/25/2034	3,355	2,816
Provident Funding Mortgage Loan Trust
Series 2005-1, Class 2A1,
4.84% (A), 05/25/2035	32,169	32,184
RALI Trust
Series 2003-QS18, Class A1,
5.00%, 09/25/2018 (J)	0	0
RAMP Trust
Series 2004-SL2, Class A3,
7.00%, 10/25/2031	94,363	98,439
RBSSP Resecuritization Trust
Series 2009-1, Class 1A1,
6.50% (A), 02/26/2036 (B)	173,835	180,342
Seasoned Credit Risk Transfer Trust
Series 2019-1, Class MT,
3.50%, 07/25/2058	2,768,540	2,765,512
Sequoia Mortgage Trust
Series 2004-11, Class A1,
1-Month LIBOR + 0.60%, 3.09% (A), 12/20/2034	196,743	194,451
Series 2004-11, Class A3,
1-Month LIBOR + 0.60%, 3.09% (A), 12/20/2034	89,662	88,516
Series 2004-12, Class A3,
6-Month LIBOR + 0.32%, 3.20% (A), 01/20/2035	94,667	88,805
Structured Asset Mortgage Investments II Trust
Series 2004-AR5, Class 1A1,
1-Month LIBOR + 0.66%, 3.15% (A), 10/19/2034	218,347	216,424
Structured Asset Securities Corp.
Series 2003-37A, Class 2A,
4.50% (A), 12/25/2033	51,727	52,385
Series 2004-4XS, Class 1A5,
5.22% (A), 02/25/2034	272,252	279,557
Thornburg Mortgage Securities Trust
Series 2003-4, Class A1,
1-Month LIBOR + 0.64%, 3.12% (A), 09/25/2043	103,360	103,167

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2019

Transamerica Core Bond

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2019

(unaudited)

	Principal	Value
MORTGAGE-BACKED SECURITIES (continued)
Thornburg Mortgage Securities Trust (continued)
Series 2004-1, Class II2A,
3.52% (A), 03/25/2044	$ 47,076	$ 46,974
UBS-BAMLL Trust
Series 2012-WRM, Class A,
3.66%, 06/10/2030 (B)	1,000,000	1,013,298
UBS-Barclays Commercial Mortgage Trust
Series 2012-C2, Class A4,
3.53%, 05/10/2063	650,000	664,405
UBS-Barclays Commercial Mortgage Trust, Interest Only STRIPS
Series 2012-C2, Class XA,
1.48% (A), 05/10/2063 (B)	4,232,118	149,627
V.M. Jog Engineering, Ltd.
Series 2017, Class A,
1-Month LIBOR + 4.60%, 6.56% (A), 12/15/2020	2,090,000	2,090,000
VNDO Mortgage Trust
Series 2012-6AVE, Class A,
3.00%, 11/15/2030 (B)	1,000,000	1,006,020
Wachovia Bank Commercial Mortgage Trust, Interest Only STRIPS
Series 2006-C24, Class XC,
0.10% (A), 03/15/2045 (B)	5,796,187	12
WaMu Mortgage Pass-Through Certificates Trust
Series 2003-AR6, Class A1,
4.24% (A), 06/25/2033	186,928	190,320
Series 2003-AR7, Class A7,
4.15% (A), 08/25/2033	68,852	71,214
Series 2003-AR8, Class A,
4.25% (A), 08/25/2033	29,279	29,906
Series 2003-AR9, Class 1A6,
4.34% (A), 09/25/2033	138,490	142,041
Series 2003-S3, Class 1A4,
5.50%, 06/25/2033	169,824	174,983
Series 2003-S4, Class 2A10,
(2.75) * 1-Month LIBOR + 17.46%, 10.65% (A), 06/25/2033	7,076	8,279
Series 2003-S9, Class A8,
5.25%, 10/25/2033	85,710	87,428
Series 2004-AR3, Class A1,
4.26% (A), 06/25/2034	17,776	18,175
Series 2004-AR3, Class A2,
4.26% (A), 06/25/2034	182,841	186,945
Series 2004-CB2, Class 7A,
5.50%, 08/25/2019	1,626	1,622
Series 2004-CB3, Class 4A,
6.00%, 10/25/2019	5,323	5,327
Series 2004-S2, Class 2A4,
5.50%, 06/25/2034	181,610	190,408
Washington Mutual MSC Mortgage Pass-Through Certificates Trust
Series 2003-MS2, Class 1A1,
5.75%, 02/25/2033	119	120
Series 2004-RA2, Class 2A,
7.00%, 07/25/2033	49,181	54,096
Wells Fargo Commercial Mortgage Trust
Series 2014-LC16, Class A2,
2.82%, 08/15/2050	175,127	174,928

	Principal	Value
MORTGAGE-BACKED SECURITIES (continued)
Wells Fargo Commercial Mortgage Trust (continued)
Series 2016-C35, Class A4,
2.93%, 07/15/2048	$ 1,915,000	$ 1,889,927
Wells Fargo Mortgage-Backed Securities Trust
Series 2003-K, Class 1A1,
4.68% (A), 11/25/2033	9,321	9,522
Series 2004-4, Class A9,
5.50%, 05/25/2034	122,309	125,087
Series 2004-EE, Class 2A1,
4.57% (A), 12/25/2034	63,788	65,599
Series 2004-EE, Class 2A2,
4.57% (A), 12/25/2034	15,947	16,543
Series 2004-EE, Class 3A1,
4.66% (A), 12/25/2034	20,829	21,538
Series 2004-EE, Class 3A2,
4.66% (A), 12/25/2034	31,243	32,368
Series 2004-I, Class 1A1,
4.87% (A), 07/25/2034	374,541	386,327
Series 2004-P, Class 2A1,
4.64% (A), 09/25/2034	433,344	447,435
Series 2004-R, Class 2A1,
4.73% (A), 09/25/2034	190,913	196,055
Series 2004-U, Class A1,
4.79% (A), 10/25/2034	372,365	377,264
Series 2004-V, Class 1A1,
4.70% (A), 10/25/2034	45,374	46,536
Series 2004-V, Class 1A2,
4.70% (A), 10/25/2034	20,256	21,074
Series 2004-W, Class A9,
4.85% (A), 11/25/2034	63,708	65,676
Series 2005-AR3, Class 1A1,
4.69% (A), 03/25/2035	302,194	313,231
Series 2005-AR8, Class 2A1,
4.94% (A), 06/25/2035	96,394	99,935
Series 2005-AR9, Class 2A1,
4.67% (A), 10/25/2033	43,276	44,142
WFRBS Commercial Mortgage Trust
Series 2011-C3, Class A4,
4.38%, 03/15/2044 (B)	550,000	563,852

Total Mortgage-Backed Securities (Cost $32,777,336)		33,160,637

MUNICIPAL GOVERNMENT OBLIGATIONS - 0.4%
California - 0.1%
State of California, General Obligation Unlimited,
7.30%, 10/01/2039	520,000	755,914

New York - 0.1%
New York State Dormitory Authority, Revenue Bonds,
5.60%, 03/15/2040	280,000	342,924
Port Authority of New York & New Jersey, Revenue Bonds
4.46%, 10/01/2062	800,000	903,600
5.65%, 11/01/2040	655,000	830,128

		2,076,652

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2019

Transamerica Core Bond

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2019

(unaudited)

	Principal	Value
MUNICIPAL GOVERNMENT OBLIGATIONS (continued)
Ohio - 0.2%
American Municipal Power, Inc., Revenue Bonds,
Series B,
7.50%, 02/15/2050	$ 640,000	$ 954,233
Ohio State University, Revenue Bonds,
Series A,
4.80%, 06/01/2111	1,370,000	1,527,372

		2,481,605

Total Municipal Government Obligations (Cost $4,424,674)		5,314,171

U.S. GOVERNMENT AGENCY OBLIGATIONS - 31.2%
Federal Home Loan Mortgage Corp.
3.50%, 06/01/2042 - 07/15/2042	2,491,093	2,539,238
4.00%, 04/01/2043 - 01/01/2046	3,217,372	3,325,700
6-Month LIBOR + 1.52%, 4.18% (A), 05/01/2037	81,081	83,704
12-Month LIBOR + 1.59%, 4.44% (A), 12/01/2036	195,609	203,978
12-Month LIBOR + 1.67%, 4.46% (A), 12/01/2036	109,482	114,445
1-Year CMT + 2.25%, 4.50% (A), 07/01/2036	206,681	217,236
4.50%, 05/01/2041 - 07/01/2047	12,266,598	13,024,311
6-Month LIBOR + 1.70%, 4.51% (A), 10/01/2036	22,762	23,590
12-Month LIBOR + 1.64%, 4.52% (A), 11/01/2036	51,353	53,615
12-Month LIBOR + 2.18%, 4.56% (A), 05/01/2037	137,013	145,850
12-Month LIBOR + 1.82%, 4.57% (A), 09/01/2037	23,412	24,621
1-Year CMT + 2.43%, 4.58% (A), 12/01/2031	373,019	393,465
6-Month LIBOR + 2.01%, 4.60% (A), 05/01/2037	43,746	45,969
1-Year CMT + 2.25%, 4.63% (A), 02/01/2036	284,735	298,993
1-Year CMT + 2.36%, 4.64% (A), 10/01/2037	22,901	23,998
1-Year CMT + 2.24%, 4.74% (A), 11/01/2036	152,609	160,578
12-Month LIBOR + 1.70%, 4.77% (A), 02/01/2037	23,246	24,362
12-Month LIBOR + 1.91%, 4.77% (A), 05/01/2038	18,135	19,194
12-Month LIBOR + 2.33%, 4.79% (A), 05/01/2036	29,410	31,471
12-Month LIBOR + 2.00%, 4.88% (A), 11/01/2036	12,838	13,535
12-Month LIBOR + 1.91%, 4.91% (A), 04/01/2037	1,502	1,546
1-Year CMT + 2.25%, 4.95% (A), 01/01/2035	256,017	268,990
12-Month LIBOR + 1.98%, 4.99% (A), 04/01/2037	29,352	30,800
5.00%, 08/01/2040	315,125	339,451

	Principal	Value
U.S. GOVERNMENT AGENCY OBLIGATIONS (continued)
Federal Home Loan Mortgage Corp. (continued)
1-Year CMT + 2.65%, 5.07% (A), 10/01/2037	$ 94,807	$ 93,459
12-Month LIBOR + 2.05%, 5.11% (A), 05/01/2037	49,955	52,880
12-Month LIBOR + 2.47%, 5.29% (A), 03/01/2036	96,325	102,908
12-Month LIBOR + 2.35%, 5.48% (A), 03/01/2037	29,911	31,357
5.50%, 02/01/2021 - 12/01/2035	695,847	737,016
6.00%, 12/01/2036 - 06/01/2037	204,868	222,832
6.50%, 05/01/2035 - 03/01/2038	944,558	1,067,757
7.50%, 02/01/2038 - 09/01/2038	47,003	53,351
10.00%, 03/17/2026 - 10/01/2030	22,279	23,215
11.00%, 02/17/2021	1,791	1,802
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates
2.27%, 01/25/2023	2,500,000	2,465,121
2.31%, 12/25/2022	3,000,000	2,977,917
2.33%, 06/25/2021	2,100,000	2,089,429
2.60%, 09/25/2020	67,162	67,013
2.72%, 07/25/2026	1,456,000	1,434,639
2.74%, 09/25/2025	1,000,000	993,405
2.81%, 09/25/2024	4,140,000	4,156,392
2.84%, 09/25/2022	1,001,000	1,010,459
2.93%, 01/25/2023	1,356,689	1,378,464
3.12%, 06/25/2027	654,000	663,061
1-Month LIBOR + 0.70%, 3.19% (A), 09/25/2022	317,054	317,513
3.24%, 04/25/2027	1,097,000	1,121,960
3.33%, 05/25/2027	590,000	604,383
3.35%, 01/25/2028	1,595,000	1,641,692
Federal Home Loan Mortgage Corp. REMIC
1-Month LIBOR + 0.25%, 2.72% (A), 08/15/2023	138,187	137,710
1-Month LIBOR + 0.30%, 2.77% (A), 03/15/2036	33,321	33,212
1-Month LIBOR + 0.40%, 2.87% (A), 02/15/2033	17,186	17,185
1-Month LIBOR + 0.40%, 2.89% (A), 07/15/2037	595,030	593,138
1-Month LIBOR + 1.20%, 3.67% (A), 07/15/2039	23,828	24,354
4.00%, 11/15/2041 - 07/15/2042	3,417,275	3,647,974
4.50%, 06/15/2025	2,000,000	2,075,385
5.00%, 07/15/2033 - 07/15/2041	9,041,026	10,061,945
5.30%, 01/15/2033	371,278	405,827
(1.50) * 1-Month LIBOR + 9.08%, 5.32% (A), 11/15/2033	69,396	72,104
5.50%, 02/15/2022 - 01/15/2039	2,762,288	3,012,247
(3.62) * 1-Month LIBOR + 27.21%, 5.50% (A), 05/15/2041	528,334	542,641
(3.67) * 1-Month LIBOR + 27.50%, 5.50% (A), 05/15/2041	643,958	699,467
5.72%, 10/15/2038	212,188	229,861
6.00%, 05/15/2034 - 06/15/2038	1,514,295	1,690,745
6.25%, 10/15/2023	127,149	133,626
6.50%, 08/15/2021 - 06/15/2032	913,130	988,436
7.00%, 12/15/2036	407,934	467,676

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2019

Transamerica Core Bond

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2019

(unaudited)

	Principal	Value
U.S. GOVERNMENT AGENCY OBLIGATIONS (continued)
Federal Home Loan Mortgage Corp. REMIC (continued)
7.04% (A), 11/15/2021	$ 36,583	$ 37,062
7.36% (A), 11/15/2046	566,796	653,626
7.50%, 11/15/2036 - 12/15/2036	490,127	572,016
(7.27) * 1-Month LIBOR + 48.00%, 8.00% (A), 06/15/2035	15,620	17,656
(3.33) * 1-Month LIBOR + 17.50%, 9.26% (A), 02/15/2040	379,340	458,558
(1.83) * 1-Month LIBOR + 14.85%, 10.32% (A), 06/15/2033	29,342	35,120
(2.50) * 1-Month LIBOR + 17.45%, 11.27% (A), 02/15/2038	12,335	14,046
(4.00) * 1-Month LIBOR + 22.00%, 12.11% (A), 05/15/2035	45,464	57,420
(3.00) * 1-Month LIBOR + 20.22%, 12.80% (A), 07/15/2035	27,447	32,842
(4.50) * 1-Month LIBOR + 24.75%, 13.62% (A), 06/15/2035	63,739	89,705
(2.60) * 1-Month LIBOR + 20.93%, 14.50% (A), 08/15/2031	37,951	50,118
Federal Home Loan Mortgage Corp. REMIC, Interest Only STRIPS
1.64% (A), 01/15/2040	455,000	19,375
(1.00) * 1-Month LIBOR + 6.00%, 3.53% (A), 11/15/2037 - 10/15/2040	882,831	116,514
(1.00) * 1-Month LIBOR + 6.05%, 3.58% (A), 05/15/2038	120,190	13,893
(1.00) * 1-Month LIBOR + 6.10%, 3.63% (A), 05/15/2039	58,222	3,165
(1.00) * 1-Month LIBOR + 6.25%, 3.78% (A), 12/15/2039	192,739	24,361
(1.00) * 1-Month LIBOR + 6.34%, 3.87% (A), 12/15/2039	515,795	69,649
(1.00) * 1-Month LIBOR + 6.40%, 3.92% (A), 01/15/2037	54,611	6,221
(1.00) * 1-Month LIBOR + 6.45%, 3.98% (A), 11/15/2037	23,463	2,500
4.00%, 11/15/2029 - 10/15/2037	427,044	18,833
(1.00) * 1-Month LIBOR + 6.80%, 4.33% (A), 09/15/2039	179,537	21,221
4.50%, 12/15/2024	10,181	221
5.00%, 04/15/2032 - 08/15/2040	1,146,152	140,140
Federal Home Loan Mortgage Corp. REMIC, Principal Only STRIPS
04/15/2020 - 12/15/2043	4,750,384	4,022,953
Federal Home Loan Mortgage Corp. Structured Pass-Through Certificates
2.47% (A), 10/25/2037	376,946	395,922
3.90% (A), 08/25/2028	1,720,000	1,843,840
5.23%, 05/25/2043	817,590	882,744
6.50%, 02/25/2043	269,641	311,731
6.50% (A), 09/25/2043	119,447	136,672
7.00%, 02/25/2043 - 07/25/2043	306,088	355,736
7.50%, 02/25/2042 - 09/25/2043	383,347	447,318
Federal Home Loan Mortgage Corp., Interest Only STRIPS
(1.00) * 1-Month LIBOR + 7.70%, 5.23% (A), 08/15/2036	362,786	65,199

	Principal	Value
U.S. GOVERNMENT AGENCY OBLIGATIONS (continued)
Federal National Mortgage Association
Zero Coupon, 10/09/2019	$ 4,865,000	$ 4,811,642
2.15%, 01/25/2023	2,500,000	2,464,070
2.37%, 04/01/2023	1,649,270	1,639,648
2.38%, 10/01/2026	1,500,000	1,461,583
2.43%, 08/01/2026	1,926,538	1,886,642
2.49%, 05/01/2026 - 05/25/2026	3,000,000	2,932,849
2.57% (A), 12/25/2026	2,200,000	2,132,757
2.61%, 06/01/2026	1,012,000	1,001,399
2.63%, 03/01/2026	2,943,550	2,922,384
2.64%, 06/01/2026	2,477,000	2,455,888
2.67%, 04/01/2025	1,153,619	1,155,513
1-Month LIBOR + 0.22%, 2.70% (A), 03/25/2045 - 02/25/2046	137,985	137,811
2.70%, 07/01/2026	1,276,000	1,269,780
2.80%, 10/01/2025 - 01/01/2028	14,947,549	15,006,754
1-Month LIBOR + 0.40%, 2.88% (A), 05/25/2042	201,094	199,112
2.90%, 06/25/2027	2,040,444	2,020,329
2.92%, 01/01/2025	2,510,000	2,545,857
2.93%, 06/01/2030	1,000,000	983,055
2.94% (A), 01/25/2026	3,486,000	3,503,535
2.94%, 12/01/2028	5,000,000	4,941,838
2.98%, 06/01/2027	1,715,000	1,711,888
2.99%, 08/01/2029	3,000,000	2,974,887
3.00%, 06/01/2043	1,237,860	1,229,681
3.02%, 07/01/2024 - 05/01/2030	13,176,598	13,201,887
1-Month LIBOR + 0.55%, 3.03% (A), 08/25/2042	824,570	830,402
3.04%, 06/01/2024 - 07/01/2029	6,893,538	6,907,470
3.06% (A), 05/25/2027	1,700,000	1,706,214
3.08%, 12/01/2024	1,885,907	1,926,950
3.09%, 09/01/2029	3,797,000	3,783,375
3.11%, 03/01/2027	1,964,515	2,001,304
3.14% (A), 03/25/2028	1,138,000	1,141,705
3.15%, 04/01/2031	3,139,400	3,177,837
3.17%, 02/01/2030	980,450	986,139
3.18% (A), 06/25/2027	1,771,000	1,784,089
3.19% (A), 02/25/2030	815,000	808,925
3.21%, 03/01/2029	5,000,000	5,080,196
3.24%, 06/01/2026	919,367	944,528
3.28%, 11/01/2030	1,987,562	2,002,831
3.29%, 08/01/2026	2,000,000	2,062,014
3.30% (A), 04/25/2029	1,419,000	1,434,893
3.32%, 04/01/2029	5,000,000	5,100,883
3.37%, 05/01/2037	928,849	949,567
3.38%, 12/01/2029	793,001	811,552
1-Month LIBOR + 0.93%, 3.41% (A), 11/25/2022	559,006	561,473
3.45%, 04/01/2029	3,867,000	3,989,990
3.50% (A), 07/25/2028	2,032,000	2,092,319
3.50%, 04/01/2043 - 01/01/2044	2,633,249	2,681,977
3.52%, 10/01/2029	810,716	844,597
3.57%, 07/01/2028	2,481,151	2,584,126
3.59%, 01/01/2031	944,961	983,758
3.73%, 05/01/2029	857,219	903,486
3.76%, 12/01/2035	1,905,104	1,981,593
3.82%, 07/01/2030	2,502,000	2,643,746
3.90%, 09/01/2021	874,029	899,181

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2019

Transamerica Core Bond

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2019

(unaudited)

	Principal	Value
U.S. GOVERNMENT AGENCY OBLIGATIONS (continued)
Federal National Mortgage Association (continued)
3.97%, 12/01/2025	$ 412,231	$ 440,147
4.00%, 01/01/2043 - 06/01/2047	5,052,187	5,224,427
4.02%, 11/01/2028	640,671	690,698
4.05%, 01/01/2021	6,065,000	6,210,001
6-Month LIBOR + 1.28%, 4.08% (A), 09/01/2036	35,534	36,433
6-Month LIBOR + 1.29%, 4.10% (A), 07/01/2037	82,346	84,436
12-Month LIBOR + 1.40%, 4.17% (A), 11/01/2037	44,970	46,599
12-Month LIBOR + 1.83%, 4.20% (A), 05/01/2036	78,529	82,355
12-Month LIBOR + 1.46%, 4.21% (A), 09/01/2037	30,012	31,343
4.23%, 02/01/2029	4,049,150	4,426,841
4.25%, 04/01/2021	2,500,000	2,570,059
4.26%, 07/01/2021	2,401,031	2,482,320
1-Year CMT + 2.08%, 4.33% (A), 11/01/2037	92,784	97,177
4.34%, 06/01/2021	7,000,000	7,201,045
6-Month LIBOR + 1.49%, 4.36% (A), 02/01/2037	53,954	55,634
12-Month LIBOR + 1.63%, 4.38% (A), 09/01/2036	116,814	121,298
12-Month LIBOR + 1.65%, 4.39% (A), 07/01/2037	34,080	35,657
6-Month LIBOR + 1.54%, 4.42% (A), 02/01/2037	21,194	21,893
4.45%, 07/01/2026	1,329,518	1,463,837
4.50%, 08/01/2021	3,000,000	3,133,813
4.55%, 06/25/2043	88,412	92,889
12-Month LIBOR + 1.84%, 4.57% (A), 06/01/2036	73,180	77,023
12-Month LIBOR + 1.77%, 4.59% (A), 10/01/2036	24,633	25,688
12-Month LIBOR + 1.80%, 4.61% (A), 07/01/2037	28,328	29,886
12-Month LIBOR + 1.88%, 4.63% (A), 08/01/2036	4,442	4,494
12-Month LIBOR + 1.77%, 4.64% (A), 12/01/2036	29,813	31,283
12-Month LIBOR + 1.82%, 4.70% (A), 09/01/2036	17,945	18,856
12-Month LIBOR + 1.67%, 4.72% (A), 04/01/2036	36,115	37,837
12-Month LIBOR + 1.86%, 4.73% (A), 11/01/2036	17,066	17,894
12-Month LIBOR + 1.65%, 4.74% (A), 04/01/2037	12,958	13,551
12-Month LIBOR + 1.94%, 4.81% (A), 12/01/2036	51,147	53,670
5.00%, 04/01/2022 - 08/01/2040	800,407	856,759
12-Month LIBOR + 2.22%, 5.07% (A), 11/01/2036	8,884	9,392
12-Month LIBOR + 2.37%, 5.10% (A), 08/01/2037	28,230	29,998
6-Month LIBOR + 2.50%, 5.24% (A), 03/01/2036	196,144	209,332

	Principal	Value
U.S. GOVERNMENT AGENCY OBLIGATIONS (continued)
Federal National Mortgage Association (continued)
12-Month LIBOR + 2.38%, 5.31% (A), 03/01/2036	$ 95,220	$ 101,646
5.50%, 11/01/2032 - 07/01/2037	1,362,569	1,478,915
6.00%, 10/01/2019 - 11/01/2037	2,373,001	2,549,131
6.50%, 06/01/2023 - 07/25/2042	1,513,154	1,680,173
7.00%, 12/25/2033 - 02/25/2044	1,111,903	1,268,617
7.50%, 10/01/2037 - 12/25/2045	665,245	773,466
8.00%, 10/01/2031	60,070	66,482
Federal National Mortgage Association REMIC
1-Month LIBOR + 0.24%, 2.72% (A), 10/25/2046	127,938	127,738
1-Month LIBOR + 0.25%, 2.73% (A), 06/27/2036	173,514	170,317
1-Month LIBOR + 0.29%, 2.77% (A), 07/25/2036	117,563	117,382
1-Month LIBOR + 0.40%, 2.88% (A), 06/25/2037	30,654	30,822
3.00%, 01/25/2046	833,803	836,752
1-Month LIBOR + 0.55%, 3.03% (A), 08/25/2041	325,421	328,331
1-Month LIBOR + 0.60%, 3.08% (A), 04/25/2040	252,513	254,232
3.50%, 02/25/2043	1,032,711	1,052,561
4.41% (A), 12/25/2039	163,282	173,743
4.50%, 02/25/2039 - 05/25/2041	1,209,153	1,287,863
5.50%, 08/25/2025 - 10/25/2040	6,980,919	7,672,806
5.61% (A), 01/25/2032	54,429	56,625
5.71% (A), 05/25/2051	207,219	226,504
5.75%, 08/25/2034	968,881	1,057,071
5.88% (A), 12/25/2042	112,593	121,715
5.99% (A), 06/25/2040	154,314	170,845
6.00%, 03/25/2029 - 12/25/2049	2,152,560	2,363,564
6.24% (A), 02/25/2040	198,331	218,257
6.25%, 09/25/2038	28,468	31,341
6.44% (A), 03/25/2040	246,674	279,017
6.50%, 04/18/2028 - 11/25/2041	750,219	838,813
6.75%, 04/25/2037	59,232	64,896
7.00%, 03/25/2038 - 11/25/2041	1,747,992	1,983,562
7.50%, 05/17/2024	77,823	83,414
(2.00) * 1-Month LIBOR + 12.66%, 7.71% (A), 03/25/2040	249,663	281,811
8.00%, 02/25/2023	295,562	314,879
(3.33) * 1-Month LIBOR + 17.67%, 9.41% (A), 04/25/2040	198,996	243,514
(2.50) * 1-Month LIBOR + 16.88%, 10.68% (A), 08/25/2035 - 10/25/2035	67,547	82,558
(2.75) * 1-Month LIBOR + 17.88%, 11.03% (A), 09/25/2024	88,707	99,359
(2.00) * 1-Month LIBOR + 16.20%, 11.22% (A), 01/25/2034	17,679	19,417
(2.75) * 1-Month LIBOR + 19.53%, 12.71% (A), 05/25/2034	114,387	153,226
(2.75) * 1-Month LIBOR + 20.13%, 13.32% (A), 05/25/2035	143,117	170,282
(3.33) * 1-Month LIBOR + 22.67%, 14.41% (A), 04/25/2037	63,519	86,590

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2019

Transamerica Core Bond

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2019

(unaudited)

	Principal	Value
U.S. GOVERNMENT AGENCY OBLIGATIONS (continued)
Federal National Mortgage Association REMIC (continued)
(3.67) * 1-Month LIBOR + 24.57%, 15.49% (A), 11/25/2035	$ 69,678	$ 93,196
Federal National Mortgage Association REMIC, Interest Only STRIPS
1.34% (A), 01/25/2038	72,568	2,757
1.63% (A), 04/25/2041	314,547	17,236
(1.00) * 1-Month LIBOR + 4.44%, 1.96% (A), 11/25/2040	898,251	58,272
(1.00) * 1-Month LIBOR + 5.00%, 2.51% (A), 07/25/2040	959,960	106,195
3.00%, 01/25/2021	175,014	3,432
(1.00) * 1-Month LIBOR + 5.90%, 3.41% (A), 10/25/2039	40,046	4,183
(1.00) * 1-Month LIBOR + 6.00%, 3.51% (A), 02/25/2038	205,733	27,572
(1.00) * 1-Month LIBOR + 6.00%, 3.52% (A), 06/25/2039	462,749	42,719
(1.00) * 1-Month LIBOR + 6.18%, 3.70% (A), 12/25/2039	13,350	1,549
(1.00) * 1-Month LIBOR + 6.25%, 3.77% (A), 01/25/2040	261,130	37,667
(1.00) * 1-Month LIBOR + 6.35%, 3.87% (A), 12/25/2037	512,775	67,873
(1.00) * 1-Month LIBOR + 6.40%, 3.92% (A), 07/25/2037 - 05/25/2040	651,530	93,186
(1.00) * 1-Month LIBOR + 6.42%, 3.94% (A), 04/25/2040	98,963	12,628
(1.00) * 1-Month LIBOR + 6.45%, 3.97% (A), 10/25/2037 - 12/25/2037	290,920	42,524
(1.00) * 1-Month LIBOR + 6.62%, 4.14% (A), 07/25/2037	142,142	16,698
(1.00) * 1-Month LIBOR + 6.65%, 4.17% (A), 10/25/2026 - 03/25/2039	566,239	64,708
(1.00) * 1-Month LIBOR + 6.70%, 4.21% (A), 03/25/2036	1,091,206	194,130
(1.00) * 1-Month LIBOR + 6.99%, 4.51% (A), 03/25/2038	145,698	26,855
(1.00) * 1-Month LIBOR + 7.10%, 4.62% (A), 02/25/2040	120,781	19,191
5.00%, 07/25/2039	76,501	13,526
5.50%, 10/25/2039	108,047	19,116
Federal National Mortgage Association REMIC, Principal Only STRIPS
10/25/2023 - 12/25/2043	3,078,387	2,697,525
Federal National Mortgage Association, Principal Only STRIPS
09/25/2024 - 08/25/2032	404,778	370,988
FREMF Mortgage Trust
3.70% (A), 11/25/2049 (B)	920,000	912,100
3.81% (A), 01/25/2048 (B)	1,405,000	1,379,690
3.81% (A), 01/25/2048 (B)	4,355,000	4,413,627
3.96% (A), 11/25/2047 (B)	2,000,000	1,990,956
3.97% (A), 07/25/2049 (B)	750,000	759,686
4.21% (A), 11/25/2047 (B)	853,000	859,773
Government National Mortgage Association
1-Month LIBOR + 0.45%, 2.93% (A), 03/20/2060	9,743	9,687
1-Month LIBOR + 0.47%, 2.95% (A), 05/20/2063	1,571,399	1,570,469

	Principal	Value
U.S. GOVERNMENT AGENCY OBLIGATIONS (continued)
Government National Mortgage Association (continued)
1-Month LIBOR + 0.50%, 2.98% (A), 06/20/2067	$ 2,180,160	$ 2,180,268
1-Month LIBOR + 0.52%, 3.00% (A), 10/20/2062	1,295,773	1,296,465
1-Month LIBOR + 0.53%, 3.01% (A), 10/20/2062	1,099,102	1,100,211
1-Month LIBOR + 0.58%, 3.06% (A), 05/20/2066	1,260,814	1,262,314
1-Month LIBOR + 0.60%, 3.08% (A), 11/20/2065	2,836,933	2,848,395
1-Month LIBOR + 0.65%, 3.13% (A), 02/20/2064	2,097,128	2,105,327
1-Month LIBOR + 0.65%, 3.16% (A), 05/20/2061 - 01/20/2066	3,672,534	3,694,310
1-Month LIBOR + 0.70%, 3.18% (A), 08/20/2063 - 03/20/2066	4,734,070	4,766,073
1-Month LIBOR + 0.70%, 3.21% (A), 05/20/2061 - 10/20/2065	84,172	84,325
1-Month LIBOR + 1.00%, 3.48% (A), 12/20/2066	777,765	789,757
4.50%, 11/20/2034	955,414	1,032,637
(1.15) * 1-Month LIBOR + 7.67%, 4.82% (A), 03/17/2033	5,702	5,704
5.50%, 01/16/2033 - 09/20/2039	3,650,617	3,969,283
5.75%, 02/20/2036 - 10/20/2037	583,116	626,235
5.82% (A), 10/20/2033	225,704	250,107
6.00%, 11/20/2033 - 08/20/2038	835,241	923,239
6.50%, 12/20/2031 - 12/15/2035	921,485	1,017,737
7.00%, 09/15/2031 - 10/16/2040	835,453	935,787
(6.25) * 1-Month LIBOR + 44.50%, 7.00% (A), 09/20/2034	12,426	13,266
7.50%, 09/16/2035 - 10/15/2037	154,133	176,858
(1.83) * 1-Month LIBOR + 14.70%, 10.16% (A), 11/17/2032	19,390	21,152
(2.92) * 1-Month LIBOR + 17.50%, 10.27% (A), 02/20/2034	48,277	58,311
(3.50) * 1-Month LIBOR + 23.28%, 14.59% (A), 04/20/2037	130,188	168,108
Government National Mortgage Association, Interest Only STRIPS
1.62%, 06/20/2067	4,838,336	456,739
(1.00) * 1-Month LIBOR + 5.83%, 3.35% (A), 02/20/2038	66,560	7,420
(1.00) * 1-Month LIBOR + 5.90%, 3.42% (A), 09/20/2038	427,413	54,597
(1.00) * 1-Month LIBOR + 5.95%, 3.47% (A), 02/20/2039 - 06/20/2039	170,976	19,382
(1.00) * 1-Month LIBOR + 6.00%, 3.52% (A), 02/20/2038	706,851	101,470
(1.00) * 1-Month LIBOR + 6.04%, 3.56% (A), 02/20/2039	56,925	5,112
(1.00) * 1-Month LIBOR + 6.05%, 3.57% (A), 08/16/2039	264,659	31,726
(1.00) * 1-Month LIBOR + 6.09%, 3.61% (A), 09/20/2039	414,385	42,142
(1.00) * 1-Month LIBOR + 6.10%, 3.62% (A), 11/20/2034 - 07/16/2039	606,239	67,391
(1.00) * 1-Month LIBOR + 6.15%, 3.67% (A), 07/20/2038	501,268	69,650

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2019

Transamerica Core Bond

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2019

(unaudited)

	Principal	Value
U.S. GOVERNMENT AGENCY OBLIGATIONS (continued)
Government National Mortgage Association, Interest Only STRIPS (continued)
(1.00) * 1-Month LIBOR + 6.20%, 3.72% (A), 03/20/2037 - 06/20/2038	$ 181,632	$ 20,702
(1.00) * 1-Month LIBOR + 6.30%, 3.82% (A), 03/20/2039	10,262	113
(1.00) * 1-Month LIBOR + 6.40%, 3.92% (A), 12/20/2038 - 11/16/2039	426,470	40,931
(1.00) * 1-Month LIBOR + 6.55%, 4.07% (A), 11/16/2033 - 11/20/2037	116,570	13,328
(1.00) * 1-Month LIBOR + 6.60%, 4.12% (A), 05/20/2041	281,980	42,969
(1.00) * 1-Month LIBOR + 6.68%, 4.20% (A), 07/20/2037	265,955	33,884
(1.00) * 1-Month LIBOR + 6.70%, 4.22% (A), 06/20/2037	509,573	72,728
(1.00) * 1-Month LIBOR + 7.30%, 4.82% (A), 12/20/2038	280,507	36,120
(1.00) * 1-Month LIBOR + 7.60%, 5.12% (A), 09/20/2038	32,921	4,641
(1.00) * 1-Month LIBOR + 7.70%, 5.22% (A), 04/16/2038	25,770	4,484
6.50%, 03/20/2039	37,631	8,108
Government National Mortgage Association, Principal Only STRIPS
12/20/2032 - 12/20/2040	1,073,829	917,617
Government Trust Certificate
Series 2001-Z,
Zero Coupon, 04/01/2020	10,890,000	10,635,185
National Credit Union Administration Guaranteed Notes Trust
Series 2010-R3, Class 3A,
2.40%, 12/08/2020	40,302	40,272
Residual Funding Corp., Principal Only STRIPS
10/15/2019 - 01/15/2030	6,755,000	6,097,620
Resolution Funding Corp., Principal Only STRIPS
01/15/2026 - 10/15/2027	170,000	138,510
Tennessee Valley Authority
4.25%, 09/15/2065	365,000	417,253
4.63%, 09/15/2060	451,000	551,596
5.88%, 04/01/2036	2,565,000	3,386,239
Tennessee Valley Authority, Principal Only STRIPS
05/01/2019 - 05/01/2030	3,800,000	3,083,187
Vendee Mortgage Trust
6.75%, 06/15/2028	238,169	263,986
7.25%, 02/15/2023	221,990	236,865

Total U.S. Government Agency Obligations (Cost $358,412,214)		355,704,836

U.S. GOVERNMENT OBLIGATIONS - 23.4%
U.S. Treasury - 22.7%
U.S. Treasury Bond
2.50%, 02/15/2045	2,300,000	2,122,469
2.75%, 08/15/2042 - 11/15/2042	3,548,000	3,457,158

	Principal	Value
U.S. GOVERNMENT OBLIGATIONS (continued)
U.S. Treasury (continued)
U.S. Treasury Bond (continued)
2.88%, 08/15/2045	$ 2,000,000	$ 1,981,641
3.00%, 02/15/2048	430,000	434,838
3.13%, 02/15/2043 - 05/15/2048	5,716,000	5,933,231
3.38%, 05/15/2044	3,000,000	3,246,445
3.63%, 08/15/2043 - 02/15/2044	10,190,000	11,472,949
3.75%, 11/15/2043	20,490,000	23,530,684
3.88%, 08/15/2040	5,000,000	5,847,656
4.25%, 05/15/2039	1,100,000	1,352,098
4.38%, 02/15/2038 - 05/15/2041	4,845,000	6,055,765
4.50%, 02/15/2036 - 08/15/2039	3,796,000	4,760,418
5.38%, 02/15/2031	29,000	37,294
U.S. Treasury Bond, Principal Only STRIPS
05/15/2020 - 11/15/2041	97,740,000	78,109,191
08/15/2022 - 11/15/2033 (G)	11,235,000	7,659,188
U.S. Treasury Note
1.50%, 02/28/2023 - 08/15/2026	5,142,000	4,993,861
1.63%, 10/31/2023 - 02/15/2026	7,088,400	6,888,915
1.75%, 02/28/2022 - 05/15/2023	24,699,000	24,296,845
1.88%, 08/31/2022 - 08/31/2024	4,398,000	4,341,340
2.00%, 10/31/2021 - 11/15/2026	13,215,800	13,118,611
2.13%, 01/31/2021 - 03/31/2024	3,279,000	3,262,749
2.25%, 11/15/2024 - 02/15/2027	4,155,000	4,131,818
2.38%, 08/15/2024	18,000,000	18,059,063
2.50%, 08/15/2023 - 05/15/2024	10,148,000	10,242,018
2.63%, 05/15/2021	2,163,600	2,178,221
2.75%, 05/31/2023 - 02/15/2024	6,334,000	6,465,822
2.88%, 05/31/2025 - 05/15/2028	5,396,000	5,558,611

		259,538,899

U.S. Treasury Inflation-Protected Securities - 0.7%
U.S. Treasury Inflation-Indexed Bond
2.50%, 01/15/2029	2,942,950	3,479,487
U.S. Treasury Inflation-Indexed Note
0.13%, 01/15/2022	3,246,160	3,220,201
1.38%, 01/15/2020	1,417,706	1,428,394

		8,128,082

Total U.S. Government Obligations (Cost $263,433,479)		267,666,981

	Shares	Value
OTHER INVESTMENT COMPANY - 0.6%
Securities Lending Collateral - 0.6%
State Street Navigator Securities Lending Trust - Government Money Market Portfolio, 2.51% (K)	6,358,891	6,358,891

Total Other Investment Company (Cost $6,358,891)		6,358,891

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2019

Transamerica Core Bond

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2019

(unaudited)

Principal	Value
REPURCHASE AGREEMENT - 1.3%

Fixed Income Clearing Corp., 1.45% (K), dated 04/30/2019, to be repurchased at $14,479,346 on 05/01/2019. Collateralized by a U.S. Government Obligation, 2.75%, due 09/15/2021, and with a value of $14,772,114.

$ 14,478,763	$ 14,478,763

Total Repurchase Agreement (Cost $14,478,763)	14,478,763

Total Investments (Cost $1,135,295,231)	1,143,485,170
Net Other Assets (Liabilities) - (0.2)%	(2,409,125)

Net Assets - 100.0%	$ 1,141,076,045

SECURITY VALUATION:

Valuation Inputs (L)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs (M)	Value
ASSETS
Investments
Asset-Backed Securities	$—	$162,507,707	$1,486,100	$163,993,807
Corporate Debt Securities	—	289,104,971	7,175	289,112,146
Foreign Government Obligations	—	7,694,938	—	7,694,938
Mortgage-Backed Securities	—	33,160,637	—	33,160,637
Municipal Government Obligations	—	5,314,171	—	5,314,171
U.S. Government Agency Obligations	—	355,704,836	—	355,704,836
U.S. Government Obligations	—	267,666,981	—	267,666,981
Other Investment Company	6,358,891	—	—	6,358,891
Repurchase Agreement	—	14,478,763	—	14,478,763

Total Investments	$6,358,891	$1,135,633,004	$1,493,275	$1,143,485,170

Transfers

Investments	Transfers from Level 1 to Level 3	Transfers from Level 3 to Level 1	Transfers from Level 2 to Level 3	Transfers from Level 3 to Level 2
Asset-Backed Securities (E)	$—	$—	$1,486,100	$—

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	Floating or variable rate securities. The rates disclosed are as of April 30, 2019. For securities based on a published reference rate and spread, the reference rate and spread are indicated within the description. Variable rate securities with a floor or ceiling feature are disclosed at the inherent rate, where applicable. Certain variable rate securities are not based on a published reference rate and spread, but are determined by the issuer or agent and are based on current market conditions; these securities do not indicate a reference rate and spread in the description.
(B)	Securities are registered pursuant to Rule 144A of the Securities Act of 1933. Unless otherwise indicated, the securities are deemed to be liquid for purposes of compliance limitations on holdings of illiquid securities and may be resold as transactions exempt from registration, normally to qualified institutional buyers. At April 30, 2019, the total value of 144A securities is $213,151,780, representing 18.7% of the Fund’s net assets.
(C)	Fair valued as determined in good faith in accordance with procedures established by the Board. At April 30, 2019, the total value of securities is $1,493,275, representing 0.1% of the Fund’s net assets.
(D)	Securities are Level 3 of the fair value hierarchy.
(E)	Transferred from Level 2 to 3 due to utilizing significant unobservable inputs. As of prior reporting period the security utilized significant observable inputs.
(F)	Percentage rounds to less than 0.1% or (0.1)%.

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2019

Transamerica Core Bond

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2019

(unaudited)

FOOTNOTES TO SCHEDULE OF INVESTMENTS (continued):

(G)	All or a portion of the securities are on loan. The total value of all securities on loan is $6,229,838. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(H)	When-issued, delayed-delivery and/or forward commitment (including TBAs) security. Security to be settled and delivered after April 30, 2019. Security may display a coupon rate of 0.00%, as the rate is to be determined at time of settlement.
(I)	Perpetual maturity. The date displayed is the next call date.
(J)	Rounds to less than $1 or $(1).
(K)	Rates disclosed reflect the yields at April 30, 2019.
(L)	The Fund recognizes transfers in and out of Level 3 as of April 30, 2019. Please reference the Security Valuation section of the Notes to Financial Statements for more information regarding security valuation and pricing inputs.
(M)	Level 3 securities were not considered significant to the Fund.

PORTFOLIO ABBREVIATIONS:

CMT	Constant Maturity Treasury
LIBOR	London Interbank Offered Rate
MTN	Medium Term Note
STRIPS	Separate Trading of Registered Interest and Principal of Securities

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2019

Transamerica Global Real Estate Securities

SCHEDULE OF INVESTMENTS

At April 30, 2019

(unaudited)

	Shares	Value
COMMON STOCKS - 98.1%
Australia - 4.7%
Aveo Group	23,718	$ 35,614
Centuria Capital Group	46,358	45,752
Charter Hall Group, REIT	6,032	41,715
Goodman Group, REIT	14,502	134,537
LendLease Group	17,670	165,671
NEXTDC, Ltd. (A) (B)	51,103	230,200
Scentre Group, REIT	126,313	340,150
Stockland, REIT	18,177	48,308

		1,041,947

Canada - 1.5%
Canadian Apartment Properties, REIT	2,938	105,112
RioCan, REIT	11,910	229,007

		334,119

China - 0.7%
China Vanke Co., Ltd., H Shares	28,950	112,002
GDS Holdings, Ltd., ADR (B)	1,067	41,752

		153,754

France - 3.0%
Gecina SA, REIT	1,411	210,641
Unibail-Rodamco-Westfield, REIT	2,649	455,324

		665,965

Germany - 5.3%
alstria office AG, REIT	9,423	147,752
Godewind Immobilien AG (B) (C)	27,315	114,887
LEG Immobilien AG	3,011	350,378
Vonovia SE	11,432	570,201

		1,183,218

Hong Kong - 7.7%
CK Asset Holdings, Ltd.	48,500	389,494
Kerry Properties, Ltd.	17,000	72,596
Link REIT	38,000	443,223
Sun Hung Kai Properties, Ltd.	17,000	293,417
Swire Properties, Ltd.	40,800	165,649
Wharf Real Estate Investment Co., Ltd.	30,000	229,834
Wheelock & Co., Ltd.	16,000	113,910

		1,708,123

Ireland - 0.4%
Glenveagh Properties PLC (B) (C)	103,956	95,260

Japan - 13.6%
Activia Properties, Inc., REIT	52	217,333
Comforia Residential Inc., REIT	52	137,434
Daito Trust Construction Co., Ltd.	1,000	133,903
Daiwa House Industry Co., Ltd.	11,000	308,325
Daiwa House Investment Corp., REIT	79	181,406
GLP J-REIT	158	169,921
Hulic, Inc., REIT	87	142,584
Ichigo Office Investment, REIT (A)	143	131,710
Japan Rental Housing Investments, Inc., REIT	242	186,838
Kenedix Office Investment Corp., REIT (A)	32	214,080
Mitsubishi Estate Co., Ltd.	14,400	243,503
Mitsui Fudosan Co., Ltd.	18,100	419,231
Mitsui Fudosan Logistics Park, Inc., REIT	52	165,326
Sumitomo Realty & Development Co., Ltd.	5,300	195,941
Tokyu Fudosan Holdings Corp.	27,500	155,151

		3,002,686

	Shares	Value
COMMON STOCKS (continued)
Norway - 0.9%
Entra ASA (A) (C)	13,284	$ 192,467

Singapore - 2.7%
Ascendas, REIT	114,700	252,996
City Developments, Ltd.	19,400	127,517
Mapletree Commercial Trust, REIT	159,300	226,049

		606,562

Spain - 1.5%
Aedas Homes SAU (B) (C)	4,406	109,707
Inmobiliaria Colonial Socimi SA, REIT	20,207	217,463

		327,170

Sweden - 1.0%
Castellum AB	11,791	211,991

United Kingdom - 4.5%
Assura PLC, REIT	167,190	129,937
Big Yellow Group PLC, REIT	12,753	173,117
Derwent London PLC, REIT	3,210	132,691
Grainger PLC	40,976	134,651
Land Securities Group PLC, REIT	6,564	79,004
PRS PLC, REIT	41,450	54,159
Segro PLC, REIT	32,165	284,543

		988,102

United States - 50.6%
Alexandria Real Estate Equities, Inc., REIT	3,680	523,995
American Homes 4 Rent Trust, Class A, REIT	8,482	203,398
AvalonBay Communities, Inc., REIT	3,597	722,745
Boston Properties, Inc., REIT	4,573	629,336
CareTrust, Inc., REIT	11,907	288,745
Crown Castle International Corp., REIT	897	112,825
CyrusOne, Inc., REIT	2,864	159,496
Digital Realty Trust, Inc., REIT	649	76,394
Douglas Emmett, Inc., REIT	3,220	132,632
EPR Properties, REIT	4,050	319,383
Equinix, Inc., REIT	379	172,331
Equity Residential, REIT	5,702	435,747
Extra Space Storage, Inc., REIT	4,563	473,137
Federal Realty Investment Trust, REIT	2,250	301,162
Highwoods Properties, Inc., REIT	6,348	282,994
Hilton Worldwide Holdings, Inc.	1,308	113,783
Host Hotels & Resorts, Inc., REIT	27,259	524,463
Hudson Pacific Properties, Inc., REIT	5,369	187,163
Invitation Homes, Inc., REIT	6,053	150,478
Marriott International, Inc., Class A	889	121,277
Omega Healthcare Investors, Inc., REIT	7,829	277,068
Prologis, Inc., REIT	10,228	784,181
Regency Centers Corp., REIT	5,992	402,483
Rexford Industrial Realty, Inc., REIT	10,743	407,052
Simon Property Group, Inc., REIT	5,004	869,195
SL Green Realty Corp., REIT	1,375	121,468
Spirit Realty Capital, Inc., REIT	8,504	344,072
STAG Industrial, Inc., REIT	5,438	156,506
Sun Communities, Inc., REIT	3,904	480,504
UDR, Inc., REIT	9,964	447,882
Ventas, Inc., REIT	6,718	410,537
VEREIT, Inc.	29,608	244,562
VICI Properties, Inc., REIT	11,515	262,542

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2019

Transamerica Global Real Estate Securities

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2019

(unaudited)

	Shares	Value
COMMON STOCKS (continued)
United States (continued)
Welltower, Inc., REIT	890	$ 66,332

		11,205,868

Total Common Stocks (Cost $19,149,398)		21,717,232

OTHER INVESTMENT COMPANY - 3.6%
Securities Lending Collateral - 3.6%
State Street Navigator Securities Lending Trust - Government Money Market Portfolio, 2.51% (D)	792,556	792,556

Total Other Investment Company (Cost $792,556)		792,556

Principal	Value
REPURCHASE AGREEMENT - 3.0%

Fixed Income Clearing Corp., 1.45% (D), dated 04/30/2019, to be repurchased at $671,857 on 05/01/2019. Collateralized by a U.S. Government Obligation, 2.88%, due 10/15/2021, and with a value of $690,299.

$ 671,830	$ 671,830

Total Repurchase Agreement (Cost $671,830)	671,830

Total Investments (Cost $20,613,784)	23,181,618
Net Other Assets (Liabilities) - (4.7)%	(1,044,160)

Net Assets - 100.0%	$ 22,137,458

OVER-THE-COUNTER SWAP AGREEMENTS:

Total Return Swap Agreements
Reference Entity	Counterparty	Expiration Date	Notional Amount		Notional Amount as a Percentage of Net Assets	Value	Net Unrealized Appreciation (Depreciation)
Contracts for Difference
Equity Securities Long (E)	JPM	05/08/2019	USD	267,142	1.2%	$ 277,202	$ 10,060

						$ 277,202	$ 10,060

FORWARD FOREIGN CURRENCY CONTRACTS:
Counterparty	Settlement Date	Currency Purchased		Currency Sold		Unrealized Appreciation	Unrealized Depreciation
BOA	07/16/2019	ILS	478,000	USD	134,312	$—	$(767)
BOA	07/16/2019	CAD	23,000	USD	17,227	—	(26)
BOA	07/16/2019	GBP	7,000	USD	9,168	28	(31)
CITI	07/16/2019	USD	99,762	GBP	76,000	257	—
CITI	07/16/2019	USD	327,088	JPY	36,202,000	56	—
CITI	07/16/2019	GBP	8,000	USD	10,371	103	—
CITI	07/16/2019	AUD	12,000	USD	8,469	6	—
GSI	07/16/2019	USD	6,662	SGD	9,000	36	—
GSI	07/16/2019	HKD	401,000	USD	51,202	—	(23)
HSBC	07/16/2019	USD	86,332	AUD	120,000	1,579	—
HSBC	07/16/2019	USD	107,141	HKD	839,000	66	(4)
HSBC	07/16/2019	AUD	347,000	USD	247,765	—	(2,690)
HSBC	07/16/2019	ZAR	120,000	USD	8,474	—	(163)
HSBC	07/16/2019	SEK	1,004,000	USD	108,993	—	(2,614)
HSBC	07/16/2019	EUR	64,000	USD	72,985	—	(715)
HSBC	07/16/2019	HKD	216,000	USD	27,579	—	(11)
JPM	07/16/2019	USD	174,799	NOK	1,487,000	1,922	—
JPM	07/16/2019	NZD	102,000	USD	68,739	—	(514)
JPM	07/16/2019	CHF	200,000	USD	201,167	—	(3,387)
JPM	07/16/2019	SGD	146,000	USD	107,901	—	(411)
JPM	07/16/2019	HKD	368,000	USD	47,003	—	(36)
JPM	07/16/2019	GBP	22,000	USD	28,764	96	(56)
JPM	07/16/2019	EUR	61,000	USD	69,379	—	(497)
JPM	07/16/2019	JPY	36,483,000	USD	328,198	1,372	—
SSB	07/16/2019	USD	76,067	AUD	106,000	1,203	—
SSB	07/16/2019	USD	392,628	EUR	346,000	1,919	—
SSB	07/16/2019	JPY	454,000	USD	4,082	19	—
SSB	07/16/2019	EUR	5,000	USD	5,700	—	(54)
SSB	07/16/2019	SGD	94,000	USD	69,433	—	(227)

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2019

Transamerica Global Real Estate Securities

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2019

(unaudited)

FORWARD FOREIGN CURRENCY CONTRACTS (continued):
Counterparty	Settlement Date	Currency Purchased		Currency Sold		Unrealized Appreciation	Unrealized Depreciation
SSB	07/16/2019	GBP	5,000	USD	6,530	$16	$—
SSB	07/16/2019	HKD	293,000	USD	37,405	—	(10)

Total						$8,678	$(12,236)

INVESTMENTS BY INDUSTRY:

Industry	Percentage of Total Investments	Value
Equity Real Estate Investment Trusts	70.0%	$16,223,168
Real Estate Management & Development	20.9	4,846,040
IT Services	1.2	271,952
Hotels, Restaurants & Leisure	1.0	235,060
Household Durables	0.4	95,260
Capital Markets	0.2	45,752

Investments	93.7	21,717,232
Short-Term Investments	6.3	1,464,386

Total Investments	100.0%	$23,181,618

SECURITY VALUATION:

Valuation Inputs (F)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Common Stocks	$11,581,739	$10,135,493	$—	$21,717,232
Other Investment Company	792,556	—	—	792,556
Repurchase Agreement	—	671,830	—	671,830

Total Investments	$12,374,295	$10,807,323	$—	$23,181,618

Other Financial Instruments
Over-the-Counter Total Return Swap Agreements - CFD	$—	$277,202	$—	$277,202
Forward Foreign Currency Contracts (G)	—	8,678	—	8,678

Total Other Financial Instruments	$—	$285,880	$—	$285,880

LIABILITIES
Other Financial Instruments
Forward Foreign Currency Contracts (G)	$—	$(12,236)	$—	$(12,236)

Total Other Financial Instruments	$—	$(12,236)	$—	$(12,236)

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	All or a portion of the securities are on loan. The total value of all securities on loan is $753,502. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(B)	Non-income producing securities.
(C)	144A securities are registered pursuant to Rule 144A of the Securities Act of 1933. These securities are deemed to be liquid for purposes of compliance limitations on holdings of illiquid securities and may be resold as transactions exempt from registration, normally to qualified institutional buyers. At April 30, 2019, these securities aggregated $512,321, representing 2.3% of the Fund’s net assets.
(D)	Rates disclosed reflect the yields at April 30, 2019.

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2019

Transamerica Global Real Estate Securities

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2019

(unaudited)

FOOTNOTES TO SCHEDULE OF INVESTMENTS (continued):

(E)	The Fund receives or pays the total return on a fund of long positions underlying the total return swap. In addition, the Fund pays or receives a variable rate of interest, based on a specific benchmark, with an average spread of 175 basis points. The benchmark and spread are determined based upon the country and/or currency of the individual underlying positions. The specified benchmark used in determining the variable rate of interest is the 1-Month USD-LIBOR.

Related Values of Underlying Positions of Total Return Swap
Reference Entity	Shares	Value as a Percentage of Total Basket Value	Value
CareTrust, Inc., REIT	11,431	100.0%	$277,202

(F)	There were no transfers in or out of Level 3 during the six-month period ended April 30, 2019. Please reference the Security Valuation section of the Notes to Financial Statements for more information regarding security valuation and pricing inputs.
(G)	Futures contracts and/or forward foreign currency contracts are valued at unrealized appreciation (depreciation).

CURRENCY ABBREVIATIONS:

AUD	Australian Dollar
CAD	Canadian Dollar
CHF	Swiss Franc
EUR	Euro
GBP	Pound Sterling
HKD	Hong Kong Dollar
ILS	Israel New Shekel
JPY	Japanese Yen
NOK	Norwegian Krone
NZD	New Zealand Dollar
SEK	Swedish Krona
SGD	Singapore Dollar
USD	United States Dollar
ZAR	South African Rand

COUNTERPARTY ABBREVIATIONS:

BOA	Bank of America, N.A.
CITI	Citibank, N.A.
GSI	Goldman Sachs International
HSBC	HSBC Bank USA
JPM	JPMorgan Chase Bank, N.A.
SSB	State Street Bank & Trust Co.

PORTFOLIO ABBREVIATIONS:

ADR	American Depositary Receipt
J-REIT	Japan-Real Estate Investment Trust
LIBOR	London Interbank Offered Rate
REIT	Real Estate Investment Trust

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2019

Transamerica International Value

SCHEDULE OF INVESTMENTS

At April 30, 2019

(unaudited)

	Shares	Value
COMMON STOCKS - 96.7%
Australia - 3.5%
Challenger, Ltd.	7,380	$ 42,765
Macquarie Group, Ltd.	973	92,393
Qantas Airways, Ltd.	17,700	70,000
Santos, Ltd.	25,708	130,303

		335,461

Belgium - 0.8%
KBC Group NV	1,074	79,528

Brazil - 1.6%
Banco do Brasil SA	2,420	30,661
BR Properties SA	20,200	45,077
Embraer SA	3,300	16,529
Localiza Rent a Car SA	2,900	26,773
Qualicorp Consultoria e Corretora de Seguros SA	7,400	32,460

		151,500

Canada - 4.4%
Canadian Imperial Bank of Commerce	800	67,364
Canadian National Railway Co.	1,200	111,464
Celestica, Inc. (A)	4,720	33,646
Fairfax Financial Holdings, Ltd.	150	71,533
Fairfax India Holdings Corp. (A) (B)	2,500	33,500
RioCan, REIT	1,600	30,765
Suncor Energy, Inc.	1,700	56,062
Transcontinental, Inc., Class A	1,500	18,026

		422,360

China - 6.5%
Agricultural Bank of China, Ltd., H Shares	123,000	56,759
Alibaba Group Holding, Ltd., ADR (A)	707	131,198
Baidu, Inc., ADR (A)	207	34,410
China Construction Bank Corp., H Shares	86,000	75,971
China Petroleum & Chemical Corp., A Shares	49,500	41,735
ENN Energy Holdings, Ltd.	4,230	39,955
JD.com, Inc., ADR (A)	1,845	55,848
Minth Group, Ltd.	8,000	25,240
Tencent Holdings, Ltd.	3,160	156,292
Yangtze Optical Fibre and Cable Joint Stock, Ltd. Co., H Shares (B)	6,300	15,515

		632,923

Czech Republic - 0.3%
Komercni banka as	797	30,199

Denmark - 1.7%
AP Moller - Maersk A/S, Class B	113	147,219
Drilling Co. of 1972 A/S (A)	226	17,350

		164,569

Egypt - 0.2%
ElSewedy Electric Co.	19,230	17,460

France - 4.4%
Airbus SE	649	88,719
Arkema SA	732	75,090
Engie SA	4,274	63,301
Peugeot SA (C)	2,676	70,113
Veolia Environnement SA (C)	3,965	93,657
Vivendi SA	1,164	33,774

		424,654

Germany - 7.3%
Allianz SE	334	80,467

	Shares	Value
COMMON STOCKS (continued)
Germany (continued)
Bayer AG	1,776	$ 118,203
Deutsche Boerse AG	409	54,543
Fresenius SE & Co. KGaA	1,010	57,298
Infineon Technologies AG	3,976	93,761
Merck KGaA	740	78,749
SAP SE	649	83,405
Siemens AG	730	87,395
TUI AG	4,452	49,774

		703,595

Greece - 0.3%
OPAP SA	2,411	25,960

Hong Kong - 3.9%
China Mobile, Ltd.	6,000	57,172
CK Hutchison Holdings, Ltd.	8,500	89,282
Guangdong Investment, Ltd.	6,607	12,381
Haier Electronics Group Co., Ltd.	16,000	45,788
SITC International Holdings Co., Ltd.	38,000	40,350
Swire Pacific, Ltd., Class A	3,500	44,303
Swire Pacific, Ltd., Class B	30,000	59,428
WH Group, Ltd. (B)	27,500	32,601

		381,305

Hungary - 0.4%
Richter Gedeon Nyrt	1,750	34,629

India - 1.0%
Infosys, Ltd., ADR	5,200	55,952
Vedanta, Ltd., ADR	4,588	43,861

		99,813

Indonesia - 0.7%
AKR Corporindo Tbk PT	75,200	23,483
Semen Indonesia Persero Tbk PT	44,900	42,537

		66,020

Ireland - 3.6%
AIB Group PLC	20,335	94,378
DCC PLC	1,136	101,443
Ryanair Holdings PLC, ADR (A)	568	44,100
Smurfit Kappa Group PLC	3,677	107,763

		347,684

Italy - 2.6%
Eni SpA	6,842	116,783
Mediobanca Banca di Credito Finanziario SpA	8,893	94,258
Prysmian SpA	2,207	42,552

		253,593

Japan - 15.8%
Aisin Seiki Co., Ltd.	1,500	58,027
Astellas Pharma, Inc.	5,100	69,074
Bank of Kyoto, Ltd.	1,790	77,569
Daiwa Securities Group, Inc.	13,100	60,978
FANUC Corp.	180	33,818
Hikari Tsushin, Inc.	360	66,747
Hitachi, Ltd.	2,700	89,797
JXTG Holdings, Inc.	32,200	156,659
Kuraray Co., Ltd.	4,800	64,492
MS&AD Insurance Group Holdings, Inc.	3,000	93,251
Nippon Telegraph & Telephone Corp.	300	12,482
ORIX Corp.	4,600	65,163

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2019

Transamerica International Value

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2019

(unaudited)

	Shares	Value
COMMON STOCKS (continued)
Japan (continued)
Rakuten, Inc.	2,000	$ 22,375
Seven & i Holdings Co., Ltd.	2,450	84,788
Shimadzu Corp.	600	16,094
SoftBank Group Corp.	480	50,895
Sony Corp.	2,770	139,520
Square Enix Holdings Co., Ltd.	2,300	79,587
Sumitomo Mitsui Financial Group, Inc.	3,600	130,846
Toshiba Corp.	4,100	136,618
Trend Micro, Inc.	500	24,996

		1,533,776

Luxembourg - 2.4%
ArcelorMittal	6,005	130,178
Eurofins Scientific SE	60	27,457
Millicom International Cellular SA, SDR	1,320	77,208

		234,843

Malaysia - 0.6%
Malayan Banking Bhd.	11,500	25,728
Sime Darby Property Bhd.	117,300	31,492

		57,220

Mexico - 0.9%
Alpek SAB de CV	13,000	15,943
Arca Continental SAB de CV	5,100	29,003
Grupo Aeroportuario del Centro Norte SAB de CV	7,200	44,341

		89,287

Netherlands - 3.4%
ASML Holding NV	360	74,917
Heineken NV	767	82,792
Koninklijke Philips NV	2,109	89,804
NXP Semiconductors NV	745	78,687

		326,200

Norway - 0.5%
Marine Harvest ASA (A)	2,366	51,256

Philippines - 0.5%
International Container Terminal Services, Inc.	20,060	48,694

Republic of Korea - 1.7%
Com2uSCorp	538	45,964
Hana Financial Group, Inc.	1,413	44,513
Korean Reinsurance Co.	2,020	15,771
NCSoft Corp.	61	27,467
POSCO	137	29,906

		163,621

Republic of South Africa - 0.8%
Naspers, Ltd., N Shares	319	81,508

Russian Federation - 1.6%
Lukoil PJSC, ADR	831	71,051
PhosAgro PJSC, GDR (D)	3,358	42,277
Sberbank of Russia PJSC, ADR	3,204	46,298

		159,626

Singapore - 1.3%
DBS Group Holdings, Ltd.	6,000	124,623

Sweden - 0.6%
Loomis AB, Class B	1,487	54,957

	Shares	Value
COMMON STOCKS (continued)
Switzerland - 6.1%
Alcon, Inc. (A)	353	$ 20,329
Nestle SA	2,339	225,074
Novartis AG	1,767	144,298
Pargesa Holding SA	892	70,208
UBS Group AG	6,144	82,396
Wizz Air Holdings PLC (A) (B)	1,101	48,814

		591,119

Taiwan - 2.8%
Delta Electronics, Inc.	6,000	31,552
Hon Hai Precision Industry Co., Ltd.	13,400	37,684
Taiwan High Speed Rail Corp.	30,120	36,650
Taiwan Semiconductor Manufacturing Co., Ltd.	14,950	125,305
Yuanta Financial Holding Co., Ltd.	77,500	44,893

		276,084

Thailand - 0.5%
Bangkok Bank PCL, NVDR	7,800	49,598

Turkey - 0.5%
Tofas Turk Otomobil Fabrikasi AS	5,237	15,737
Tupras Turkiye Petrol Rafinerileri AS	1,496	30,913

		46,650

United Kingdom - 10.1%
Aviva PLC	18,990	106,357
Barratt Developments PLC	11,117	87,241
British Land Co. PLC, REIT	11,189	86,667
Cineworld Group PLC	18,186	75,412
HSBC Holdings PLC	14,861	129,276
Imperial Brands PLC	1,192	37,865
Informa PLC	4,509	45,803
Persimmon PLC	1,379	40,208
TechnipFMC PLC	3,083	75,811
Tesco PLC	33,817	110,155
Vodafone Group PLC	31,674	58,650
Whitbread PLC	1,610	93,635
William Hill PLC	17,690	37,070

		984,150

United States - 3.0%
Allergan PLC	788	115,836
Burford Capital, Ltd.	4,250	90,612
Cott Corp.	5,300	82,129

		288,577

Uruguay - 0.4%
Arcos Dorados Holdings, Inc., Class A	5,169	36,080

Total Common Stocks (Cost $9,710,820)		9,369,122

PREFERRED STOCK - 1.4%
Republic of Korea - 1.4%
Samsung Electronics Co., Ltd., 3.94% (E)	4,198	133,687

Total Preferred Stock (Cost $146,048)		133,687

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2019

Transamerica International Value

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2019

(unaudited)

	Shares	Value
OTHER INVESTMENT COMPANY - 1.7%
Securities Lending Collateral - 1.7%
State Street Navigator Securities Lending Trust - Government Money Market Portfolio, 2.51% (E)	168,778	$ 168,778

Total Other Investment Company (Cost $168,778)		168,778

Total Investments (Cost $10,025,646)		9,671,587
Net Other Assets (Liabilities) - 0.2%		23,750

Net Assets - 100.0%		$ 9,695,337

FORWARD FOREIGN CURRENCY CONTRACTS:
Counterparty	Settlement Date	Currency Purchased		Currency Sold		Unrealized Appreciation	Unrealized Depreciation
SSB	05/02/2019	BRL	58,757	USD	14,986	$—	$(3)
SSB	05/02/2019	USD	2,755	ZAR	39,419	—	—
SSB	05/06/2019	BRL	4,775	USD	1,217	—	—

Total						$—	$(3)

INVESTMENTS BY INDUSTRY:

Industry	Percentage of Total Investments	Value
Banks	12.0%	$1,157,569
Oil, Gas & Consumable Fuels	6.2	603,506
Pharmaceuticals	5.8	560,789
Capital Markets	4.8	459,315
Industrial Conglomerates	4.3	414,738
Semiconductors & Semiconductor Equipment	3.9	372,670
Insurance	3.8	367,379
Household Durables	3.2	312,757
Food Products	3.2	308,931
Internet & Direct Marketing Retail	3.0	290,929
Entertainment	2.7	262,204
Wireless Telecommunication Services	2.5	243,925
Hotels, Restaurants & Leisure	2.5	242,519
Electronic Equipment, Instruments & Components	2.2	208,773
Metals & Mining	2.1	203,945
Chemicals	2.1	197,802
Food & Staples Retailing	2.0	194,943
Beverages	2.0	193,924
Interactive Media & Services	2.0	190,702
Marine	1.9	187,569
Real Estate Management & Development	1.9	180,300
Diversified Financial Services	1.8	178,136
Airlines	1.7	162,914
Multi-Utilities	1.6	156,958
Road & Rail	1.4	138,237
Technology Hardware, Storage & Peripherals	1.4	133,687
Transportation Infrastructure	1.3	129,685
Equity Real Estate Investment Trusts	1.2	117,432
Health Care Equipment & Supplies	1.1	110,133
Software	1.1	108,401
Containers & Packaging	1.1	107,763
Aerospace & Defense	1.1	105,248
Energy Equipment & Services	1.0	93,161

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2019

Transamerica International Value

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2019

(unaudited)

INVESTMENTS BY INDUSTRY (continued):

Industry	Percentage of Total Investments	Value
Health Care Providers & Services	0.9%	$89,758
Automobiles	0.9	85,850
Auto Components	0.9	83,267
Commercial Services & Supplies	0.8	72,983
Specialty Retail	0.7	66,747
Electrical Equipment	0.6	60,012
IT Services	0.6	55,952
Media	0.5	45,803
Construction Materials	0.4	42,537
Gas Utilities	0.4	39,955
Tobacco	0.4	37,865
Machinery	0.4	33,818
Life Sciences Tools & Services	0.3	27,457
Trading Companies & Distributors	0.2	23,483
Communications Equipment	0.2	15,515
Diversified Telecommunication Services	0.1	12,482
Water Utilities	0.1	12,381

Investments	98.3	9,502,809
Short-Term Investments	1.7	168,778

Total Investments	100.0%	$9,671,587

SECURITY VALUATION:

Valuation Inputs (F)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Common Stocks	$1,576,685	$7,792,437	$—	$9,369,122
Preferred Stock	—	133,687	—	133,687
Other Investment Company	168,778	—	—	168,778

Total Investments	$1,745,463	$7,926,124	$—	$9,671,587

LIABILITIES
Other Financial Instruments
Forward Foreign Currency Contracts (G)	$—	$(3)	$—	$(3)

Total Other Financial Instruments	$—	$(3)	$—	$(3)

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	Non-income producing securities.
(B)	Securities are registered pursuant to Rule 144A of the Securities Act of 1933. Unless otherwise indicated, the securities are deemed to be liquid for purposes of compliance limitations on holdings of illiquid securities and may be resold as transactions exempt from registration, normally to qualified institutional buyers. At April 30, 2019, the total value of 144A securities is $130,430, representing 1.3% of the Fund’s net assets.
(C)	All or a portion of the securities are on loan. The total value of all securities on loan is $160,544. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(D)	Security exempt from registration under Regulation S of the Securities Act of 1933, which exempts from registration securities offered and sold outside the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933. At April 30, 2019, the value of the Regulation S security is $42,277, representing 0.4% of the Fund’s net assets.

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2019

Transamerica International Value

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2019

(unaudited)

FOOTNOTES TO SCHEDULE OF INVESTMENTS (continued):

(E)	Rates disclosed reflect the yields at April 30, 2019.
(F)	There were no transfers in or out of Level 3 during the period ended April 30, 2019. Please reference the Security Valuation section of the Notes to Financial Statements for more information regarding security valuation and pricing inputs.
(G)	Futures contracts and/or forward foreign currency contracts are valued at unrealized appreciation (depreciation).

CURRENCY ABBREVIATIONS:

BRL	Brazilian Real
USD	United States Dollar
ZAR	South African Rand

COUNTERPARTY ABBREVIATION:

SSB	State Street Bank & Trust Co.

PORTFOLIO ABBREVIATIONS:

ADR	American Depositary Receipt
GDR	Global Depositary Receipt
NVDR	Non-Voting Depository Receipt
REIT	Real Estate Investment Trust
SDR	Swedish Depositary Receipt

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2019

Transamerica Long/Short Strategy

SCHEDULE OF INVESTMENTS

At April 30, 2019

(unaudited)

	Shares	Value
COMMON STOCKS - 110.9%
Aerospace & Defense - 2.5%
General Dynamics Corp. (A)	887	$ 158,525
Northrop Grumman Corp.	367	106,397

		264,922

Airlines - 0.6%
Delta Air Lines, Inc.	428	24,948
United Continental Holdings, Inc. (B)	395	35,100

		60,048

Banks - 2.9%
Bank of America Corp.	2,449	74,890
Citigroup, Inc.	1,144	80,881
KeyCorp	5,432	95,331
Zions Bancorp NA	1,105	54,510

		305,612

Beverages - 1.4%
Coca-Cola Co.	1,453	71,284
Constellation Brands, Inc., Class A	335	70,910

		142,194

Biotechnology - 2.1%
Alexion Pharmaceuticals, Inc. (B)	225	30,629
Celgene Corp. (B)	1,152	109,048
Regeneron Pharmaceuticals, Inc. (B)	40	13,726
Vertex Pharmaceuticals, Inc. (B)	382	64,550

		217,953

Building Products - 0.5%
Masco Corp.	1,210	47,263

Capital Markets - 2.0%
Ameriprise Financial, Inc.	261	38,307
BlackRock, Inc.	138	66,963
Morgan Stanley	2,056	99,202

		204,472

Chemicals - 5.1%
Air Products & Chemicals, Inc.	256	52,682
Celanese Corp.	1,713	184,816
Eastman Chemical Co.	543	42,832
FMC Corp.	528	41,744
Linde PLC	845	152,320
RPM International, Inc.	667	40,453
Sherwin-Williams Co.	38	17,283

		532,130

Consumer Finance - 1.3%
American Express Co.	672	78,778
Synchrony Financial	1,782	61,782

		140,560

Containers & Packaging - 0.3%
Crown Holdings, Inc. (B)	548	31,855

Electric Utilities - 6.1%
American Electric Power Co., Inc.	1,346	115,150
Edison International	1,070	68,234
Exelon Corp.	2,498	127,273
NextEra Energy, Inc. (A)	904	175,774
Xcel Energy, Inc.	2,659	150,234

		636,665

Electrical Equipment - 0.9%
Eaton Corp. PLC	379	31,389

	Shares	Value
COMMON STOCKS (continued)
Electrical Equipment (continued)
Emerson Electric Co.	933	$ 66,233

		97,622

Entertainment - 1.7%
Electronic Arts, Inc. (B)	1,522	144,057
Take-Two Interactive Software, Inc. (B)	309	29,921

		173,978

Equity Real Estate Investment Trusts - 2.9%
Brandywine Realty Trust	2,331	35,874
Digital Realty Trust, Inc.	516	60,738
Equity Residential	587	44,859
Prologis, Inc.	2,071	158,784

		300,255

Food Products - 1.3%
Mondelez International, Inc., Class A (A)	2,733	138,973

Health Care Equipment & Supplies - 2.8%
Boston Scientific Corp. (A) (B)	4,125	153,120
Intuitive Surgical, Inc. (B)	134	68,425
Zimmer Biomet Holdings, Inc.	602	74,142

		295,687

Health Care Providers & Services - 3.8%
Anthem, Inc.	193	50,765
Cigna Corp. (A) (B)	953	151,374
DaVita, Inc. (B)	428	23,643
HCA Healthcare, Inc.	431	54,836
UnitedHealth Group, Inc.	494	115,137

		395,755

Hotels, Restaurants & Leisure - 3.0%
Carnival Corp.	907	49,758
Darden Restaurants, Inc.	570	67,032
Royal Caribbean Cruises, Ltd.	635	76,797
Yum! Brands, Inc.	1,157	120,779

		314,366

Household Durables - 0.2%
D.R. Horton, Inc.	412	18,256

Household Products - 1.1%
Procter & Gamble Co.	1,130	120,322

Industrial Conglomerates - 1.5%
Honeywell International, Inc.	874	151,753

Insurance - 2.4%
Allstate Corp.	825	81,724
Arthur J. Gallagher & Co.	432	36,124
Axis Capital Holdings, Ltd.	702	39,909
Lincoln National Corp.	1,004	66,987
Travelers Cos., Inc.	173	24,869

		249,613

Interactive Media & Services - 5.1%
Alphabet, Inc., Class C (A) (B)	451	536,004

Internet & Direct Marketing Retail - 5.0%
Amazon.com, Inc. (A) (B)	205	394,937
Expedia Group, Inc.	948	123,088

		518,025

IT Services - 8.1%
Automatic Data Processing, Inc.	681	111,950
Fidelity National Information Services, Inc.	453	52,516

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2019

Transamerica Long/Short Strategy

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2019

(unaudited)

	Shares	Value
COMMON STOCKS (continued)
IT Services (continued)
First Data Corp., Class A (B)	3,802	$ 98,320
Fiserv, Inc. (B)	1,297	113,150
Mastercard, Inc., Class A (A)	794	201,867
PayPal Holdings, Inc. (B)	1,276	143,894
WEX, Inc. (B)	614	129,124

		850,821

Life Sciences Tools & Services - 0.2%
Thermo Fisher Scientific, Inc.	91	25,248

Machinery - 1.4%
Ingersoll-Rand PLC	465	57,014
Parker-Hannifin Corp.	30	5,432
Stanley Black & Decker, Inc.	569	83,415

		145,861

Media - 3.9%
Altice, Inc., Class A	4,037	95,112
Charter Communications, Inc., Class A (B)	462	171,490
Comcast Corp., Class A	989	43,051
Discovery, Inc., Class A (B)	2,487	76,848
Discovery, Inc., Class C (B)	619	17,802

		404,303

Oil, Gas & Consumable Fuels - 7.9%
Concho Resources, Inc.	574	66,228
Diamondback Energy, Inc.	1,017	108,198
EOG Resources, Inc. (A)	1,578	151,567
Marathon Petroleum Corp.	2,609	158,810
ONEOK, Inc.	1,257	85,388
Parsley Energy, Inc., Class A (B)	3,455	68,962
Pioneer Natural Resources Co.	926	154,142
TransCanada Corp.	700	33,432

		826,727

Pharmaceuticals - 1.5%
Elanco Animal Health, Inc. (B)	531	16,727
Eli Lilly & Co.	501	58,637
Merck & Co., Inc.	979	77,057

		152,421

Road & Rail - 7.8%
Canadian Pacific Railway, Ltd.	131	29,353
Lyft, Inc., Class A (B)	400	23,920
Norfolk Southern Corp. (A)	1,914	390,495
Union Pacific Corp. (A)	2,080	368,243

		812,011

Semiconductors & Semiconductor Equipment - 7.0%
Advanced Micro Devices, Inc. (B)	1,744	48,186
Analog Devices, Inc.	1,108	128,794
Broadcom, Inc.	167	53,173
NVIDIA Corp. (A)	1,021	184,801
Taiwan Semiconductor Manufacturing Co., Ltd., ADR	1,783	78,131
Teradyne, Inc.	676	33,124
Texas Instruments, Inc. (A)	1,736	204,553

		730,762

Software - 6.6%
Anaplan, Inc. (B)	2,695	106,102
Intuit, Inc.	324	81,343
Microsoft Corp. (A)	1,378	179,967

	Shares	Value
COMMON STOCKS (continued)
Software (continued)
salesforce.com, Inc. (A) (B)	1,283	$ 212,144
ServiceNow, Inc. (B)	288	78,195
Workday, Inc., Class A (B)	163	33,518

		691,269

Specialty Retail - 7.4%
Advance Auto Parts, Inc.	97	16,133
AutoZone, Inc. (B)	178	183,039
Best Buy Co., Inc.	828	61,612
Lowe’s Cos., Inc.	1,160	131,242
O’Reilly Automotive, Inc. (A) (B)	384	145,371
Ross Stores, Inc. (A)	1,544	150,787
TJX Cos., Inc.	1,649	90,497

		778,681

Textiles, Apparel & Luxury Goods - 0.9%
NIKE, Inc., Class B	582	51,117
PVH Corp.	369	47,597

		98,714

Tobacco - 1.1%
Philip Morris International, Inc.	1,376	119,107

Trading Companies & Distributors - 0.2%
HD Supply Holdings, Inc. (B)	544	24,855

Wireless Telecommunication Services - 0.4%
T-Mobile US, Inc. (B)	536	39,123

Total Common Stocks (Cost $9,559,459)		11,594,186

Total Investments Before Securities Sold Short (Cost $9,559,459)		11,594,186

SECURITIES SOLD SHORT - (78.7)%
COMMON STOCKS - (78.7)%
Aerospace & Defense - (2.4)%
Harris Corp.	(98)	(16,513)
Huntington Ingalls Industries, Inc.	(304)	(67,664)
Lockheed Martin Corp.	(160)	(53,333)
Raytheon Co.	(510)	(90,571)
Textron, Inc.	(507)	(26,871)

		(254,952)

Air Freight & Logistics - (0.5)%
CH Robinson Worldwide, Inc.	(80)	(6,480)
Expeditors International of Washington, Inc.	(332)	(26,367)
United Parcel Service, Inc., Class B	(189)	(20,076)

		(52,923)

Auto Components - (0.2)%
Autoliv, Inc.	(199)	(15,620)

Automobiles - (1.3)%
General Motors Co.	(2,014)	(78,445)
Harley-Davidson, Inc.	(396)	(14,743)
Tesla, Inc.	(162)	(38,668)

		(131,856)

Banks - (1.6)%
Associated Banc-Corp.	(3,078)	(69,840)
BancorpSouth Bank	(863)	(26,304)
First Hawaiian, Inc.	(1,238)	(34,231)
People’s United Financial, Inc.	(2,008)	(34,718)

		(165,093)

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2019

Transamerica Long/Short Strategy

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2019

(unaudited)

	Shares	Value
SECURITIES SOLD SHORT (continued)
COMMON STOCKS (continued)
Beverages - (1.0)%
Brown-Forman Corp., Class B	(1,918)	$ (102,210)

Biotechnology - (1.5)%
AbbVie, Inc.	(612)	(48,587)
Amgen, Inc.	(343)	(61,507)
Gilead Sciences, Inc.	(717)	(46,633)

		(156,727)

Building Products - (1.0)%
Fortune Brands Home & Security, Inc.	(353)	(18,631)
Johnson Controls International PLC	(2,358)	(88,425)

		(107,056)

Capital Markets - (3.4)%
Charles Schwab Corp.	(1,349)	(61,757)
Federated Investors, Inc., Class B	(1,707)	(52,456)
Franklin Resources, Inc.	(1,429)	(49,429)
Goldman Sachs Group, Inc.	(98)	(20,180)
Invesco, Ltd.	(836)	(18,367)
Legg Mason, Inc.	(1,455)	(48,670)
State Street Corp.	(342)	(23,140)
T. Rowe Price Group, Inc.	(141)	(15,158)
TD Ameritrade Holding Corp.	(599)	(31,495)
Waddell & Reed Financial, Inc., Class A	(2,088)	(39,108)

		(359,760)

Chemicals - (2.8)%
Albemarle Corp.	(1,034)	(77,612)
LyondellBasell Industries NV, Class A	(1,432)	(126,345)
PPG Industries, Inc.	(496)	(58,280)
Westlake Chemical Corp.	(470)	(32,783)

		(295,020)

Communications Equipment - (0.1)%
Juniper Networks, Inc.	(517)	(14,357)

Diversified Telecommunication Services - (1.2)%
AT&T, Inc.	(2,113)	(65,418)
Verizon Communications, Inc.	(1,009)	(57,705)

		(123,123)

Electric Utilities - (2.9)%
Duke Energy Corp.	(1,434)	(130,666)
Eversource Energy	(752)	(53,888)
Southern Co.	(2,243)	(119,373)

		(303,927)

Electrical Equipment - (2.2)%
Acuity Brands, Inc.	(528)	(77,262)
Hubbell, Inc.	(763)	(97,359)
Rockwell Automation, Inc., Class B	(124)	(22,408)
Sensata Technologies Holding PLC	(688)	(34,359)

		(231,388)

Electronic Equipment, Instruments & Components - (0.6)%
Amphenol Corp., Class A	(603)	(60,035)

Energy Equipment & Services - (1.9)%
Helmerich & Payne, Inc.	(952)	(55,711)
National Oilwell Varco, Inc.	(1,102)	(28,807)
Schlumberger, Ltd.	(2,790)	(119,077)

		(203,595)

Entertainment - (0.6)%
Viacom, Inc., Class B	(2,058)	(59,497)

	Shares	Value
SECURITIES SOLD SHORT (continued)
COMMON STOCKS (continued)
Equity Real Estate Investment Trusts - (2.7)%
Apartment Investment & Management Co., Class A	(365)	$ (18,016)
Apple Hospitality, Inc.	(1,667)	(27,422)
Macerich Co.	(1,597)	(64,104)
Realty Income Corp.	(922)	(64,549)
Regency Centers Corp.	(162)	(10,882)
Simon Property Group, Inc.	(585)	(101,614)

		(286,587)

Food & Staples Retailing - (1.6)%
Kroger Co.	(3,469)	(89,431)
Sysco Corp.	(391)	(27,515)
Walgreens Boots Alliance, Inc.	(892)	(47,784)

		(164,730)

Food Products - (0.7)%
Hershey Co.	(277)	(34,583)
Kellogg Co.	(613)	(36,964)

		(71,547)

Gas Utilities - (0.3)%
National Fuel Gas Co.	(551)	(32,625)

Health Care Equipment & Supplies - (2.0)%
Abbott Laboratories	(845)	(67,228)
DENTSPLY SIRONA, Inc.	(1,513)	(77,360)
Varian Medical Systems, Inc.	(443)	(60,323)

		(204,911)

Health Care Providers & Services - (2.9)%
AmerisourceBergen Corp., Class A	(965)	(72,143)
Cardinal Health, Inc.	(2,418)	(117,781)
Henry Schein, Inc.	(1,185)	(75,911)
Patterson Cos., Inc.	(1,910)	(41,715)

		(307,550)

Health Care Technology - (0.6)%
Cerner Corp.	(889)	(59,074)

Hotels, Restaurants & Leisure - (2.7)%
Chipotle Mexican Grill, Inc.	(280)	(192,651)
Domino’s Pizza, Inc.	(131)	(35,446)
Starbucks Corp.	(719)	(55,852)

		(283,949)

Household Durables - (0.7)%
Toll Brothers, Inc.	(923)	(35,166)
Whirlpool Corp.	(244)	(33,872)

		(69,038)

Household Products - (2.1)%
Church & Dwight Co., Inc.	(234)	(17,538)
Clorox Co.	(447)	(71,400)
Colgate-Palmolive Co.	(1,823)	(132,696)

		(221,634)

Industrial Conglomerates - (0.7)%
3M Co.	(404)	(76,562)

Insurance - (2.2)%
Aflac, Inc.	(196)	(9,874)
Arch Capital Group, Ltd.	(843)	(28,477)
Chubb, Ltd.	(707)	(102,656)
RenaissanceRe Holdings, Ltd.	(158)	(24,547)
Torchmark Corp.	(449)	(39,359)

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2019

Transamerica Long/Short Strategy

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2019

(unaudited)

	Shares	Value
SECURITIES SOLD SHORT (continued)
COMMON STOCKS (continued)
Insurance (continued)
Unum Group	(593)	$ (21,894)

		(226,807)

Internet & Direct Marketing Retail - (1.5)%
eBay, Inc.	(4,054)	(157,092)

IT Services - (1.5)%
Infosys, Ltd., ADR	(4,298)	(46,246)
International Business Machines Corp.	(436)	(61,158)
Western Union Co.	(2,662)	(51,749)

		(159,153)

Leisure Products - (1.3)%
Hasbro, Inc.	(838)	(85,359)
Mattel, Inc.	(3,957)	(48,236)

		(133,595)

Life Sciences Tools & Services - (0.4)%
Waters Corp.	(201)	(42,922)

Machinery - (0.9)%
Donaldson Co., Inc.	(798)	(42,725)
Illinois Tool Works, Inc.	(361)	(56,182)

		(98,907)

Media - (4.1)%
AMC Networks, Inc., Class A	(1,373)	(80,197)
CBS Corp., Class B	(916)	(46,963)
Fox Corp., Class A	(808)	(31,504)
Interpublic Group of Cos., Inc.	(2,448)	(56,304)
News Corp., Class A	(5,915)	(73,464)
Omnicom Group, Inc.	(1,711)	(136,932)

		(425,364)

Metals & Mining - (0.7)%
Compass Minerals International, Inc.	(1,236)	(70,934)

Multi-Utilities - (2.9)%
Ameren Corp.	(689)	(50,139)
Dominion Energy, Inc.	(2,959)	(230,417)
NiSource, Inc.	(622)	(17,279)

		(297,835)

Multiline Retail - (0.4)%
Macy’s, Inc.	(1,548)	(36,440)

Oil, Gas & Consumable Fuels - (4.1)%
Apache Corp.	(1,466)	(48,246)
Chevron Corp.	(176)	(21,131)
Enbridge, Inc.	(1,808)	(66,787)
Exxon Mobil Corp.	(1,304)	(104,685)
Hess Corp.	(982)	(62,966)
Kinder Morgan, Inc.	(808)	(16,055)
Noble Energy, Inc.	(736)	(19,916)
Phillips 66	(343)	(32,335)
Range Resources Corp.	(4,511)	(40,779)
Williams Cos., Inc.	(563)	(15,950)

		(428,850)

Paper & Forest Products - (0.7)%
Domtar Corp.	(1,494)	(73,057)

Professional Services - (0.8)%
Robert Half International, Inc.	(1,379)	(85,622)

Road & Rail - (1.6)%
Heartland Express, Inc.	(5,099)	(100,348)

	Shares	Value
SECURITIES SOLD SHORT (continued)
COMMON STOCKS (continued)
Road & Rail (continued)
Knight-Swift Transportation Holdings, Inc.	(452)	$ (15,074)
Schneider National, Inc., Class B	(1,564)	(32,688)
Werner Enterprises, Inc.	(608)	(20,368)

		(168,478)

Semiconductors & Semiconductor Equipment - (3.4)%
Applied Materials, Inc.	(655)	(28,866)
Intel Corp.	(1,106)	(56,450)
KLA-Tencor Corp.	(264)	(33,655)
Lam Research Corp.	(207)	(42,938)
Micron Technology, Inc.	(2,059)	(86,602)
Qorvo, Inc.	(711)	(53,759)
Skyworks Solutions, Inc.	(653)	(57,581)

		(359,851)

Software - (0.6)%
Citrix Systems, Inc.	(215)	(21,706)
Teradata Corp.	(923)	(41,969)

		(63,675)

Specialty Retail - (4.1)%
Abercrombie & Fitch Co., Class A	(804)	(24,032)
Ascena Retail Group, Inc.	(16,296)	(19,392)
AutoNation, Inc.	(338)	(14,172)
Bed Bath & Beyond, Inc.	(3,496)	(58,418)
Buckle, Inc.	(939)	(17,353)
CarMax, Inc.	(805)	(62,677)
Designer Brands, Inc.	(1,764)	(39,249)
Express, Inc.	(2,530)	(9,310)
Gap, Inc.	(1,302)	(33,956)
L Brands, Inc.	(1,351)	(34,640)
Tiffany & Co.	(464)	(50,029)
Williams-Sonoma, Inc.	(1,141)	(65,231)

		(428,459)

Technology Hardware, Storage & Peripherals - (3.7)%
Apple, Inc.	(363)	(72,843)
Hewlett Packard Enterprise Co.	(1,965)	(31,067)
HP, Inc.	(2,083)	(41,556)
NetApp, Inc.	(387)	(28,193)
Seagate Technology PLC	(2,619)	(126,550)
Western Digital Corp.	(1,660)	(84,859)

		(385,068)

Textiles, Apparel & Luxury Goods - (0.8)%
Under Armour, Inc., Class C	(998)	(20,679)
Under Armour, Inc., Class A	(2,659)	(61,396)

		(82,075)

Water Utilities - (0.2)%
American Water Works Co., Inc.	(179)	(19,366)

Wireless Telecommunication Services - (0.6)%
Sprint Corp.	(11,547)	(64,432)

Total Common Stocks (Proceeds $(8,080,329))		(8,223,328)

Total Securities Sold Short (Proceeds $(8,080,329))		(8,223,328)

Net Other Assets (Liabilities), Net of Securities Sold Short - 67.8%		7,083,721

Net Assets - 100.0%		$ 10,454,579

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2019

Transamerica Long/Short Strategy

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2019

(unaudited)

SECURITY VALUATION:

Valuation Inputs (C)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Common Stocks	$11,594,186	$—	$—	$11,594,186

Total Investments	$11,594,186	$—	$—	$11,594,186

LIABILITIES
Securities Sold Short
Common Stocks	$(8,223,328)	$—	$—	$(8,223,328)

Total Securities Sold Short	$(8,223,328)	$—	$—	$(8,223,328)

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	All or a portion of these securities have been segregated as collateral for open securities sold short transactions. The total value of such securities is $26,638.
(B)	Non-income producing securities.
(C)	There were no transfers in or out of Level 3 during the six-month period ended April 30, 2019. Please reference the Security Valuation section of the Notes to Financial Statements for more information regarding security valuation and pricing inputs.

PORTFOLIO ABBREVIATION:

ADR	American Depositary Receipt

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2019

Transamerica Mid Cap Value

SCHEDULE OF INVESTMENTS

At April 30, 2019

(unaudited)

	Shares	Value
COMMON STOCKS - 98.0%
Auto Components - 0.8%
BorgWarner, Inc.	26,906	$ 1,123,864

Banks - 8.6%
Citizens Financial Group, Inc.	41,061	1,486,408
Comerica, Inc.	9,978	784,171
Fifth Third Bancorp	74,158	2,137,234
First Republic Bank	13,825	1,460,196
Huntington Bancshares, Inc.	80,530	1,120,978
M&T Bank Corp.	16,593	2,821,971
SunTrust Banks, Inc.	36,429	2,385,371
Zions Bancorp NA	11,976	590,776

		12,787,105

Beverages - 1.7%
Constellation Brands, Inc., Class A	6,322	1,338,178
Keurig Dr. Pepper, Inc. (A)	21,065	612,359
Molson Coors Brewing Co., Class B	9,156	587,724

		2,538,261

Building Products - 0.7%
Fortune Brands Home & Security, Inc.	20,103	1,061,036

Capital Markets - 5.2%
Ameriprise Financial, Inc.	11,407	1,674,205
Invesco, Ltd.	35,537	780,748
Northern Trust Corp.	16,195	1,596,017
Raymond James Financial, Inc.	15,785	1,445,432
T. Rowe Price Group, Inc.	20,229	2,174,618

		7,671,020

Chemicals - 0.9%
Sherwin-Williams Co.	2,999	1,364,035

Communications Equipment - 0.4%
CommScope Holding Co., Inc. (B)	26,776	663,509

Construction Materials - 0.8%
Martin Marietta Materials, Inc.	5,385	1,194,932

Consumer Finance - 0.7%
Ally Financial, Inc.	35,524	1,055,418

Containers & Packaging - 3.1%
Ball Corp.	35,129	2,105,632
Silgan Holdings, Inc.	48,916	1,464,545
WestRock Co.	27,824	1,067,885

		4,638,062

Distributors - 0.6%
Genuine Parts Co.	9,162	939,471

Electric Utilities - 3.3%
Edison International	9,720	619,844
Evergy, Inc.	23,519	1,359,869
Xcel Energy, Inc.	52,373	2,959,074

		4,938,787

Electrical Equipment - 2.7%
Acuity Brands, Inc.	9,465	1,385,013
AMETEK, Inc.	20,299	1,789,763
Hubbell, Inc.	6,487	827,741

		4,002,517

Electronic Equipment, Instruments & Components - 4.2%
Amphenol Corp., Class A	16,609	1,653,592
Arrow Electronics, Inc. (B)	22,200	1,876,122
CDW Corp.	17,951	1,895,626

	Shares	Value
COMMON STOCKS (continued)
Electronic Equipment, Instruments & Components (continued)
Keysight Technologies, Inc. (B)	9,929	$ 864,121

		6,289,461

Equity Real Estate Investment Trusts - 11.7%
American Campus Communities, Inc.	17,470	824,584
American Homes 4 Rent Trust, Class A	36,155	866,997
AvalonBay Communities, Inc.	9,563	1,921,494
Boston Properties, Inc.	13,673	1,881,678
Brixmor Property Group, Inc.	65,365	1,168,726
Essex Property Trust, Inc.	3,966	1,120,395
Federal Realty Investment Trust	11,703	1,566,446
JBG SMITH Properties	15,569	662,461
Kimco Realty Corp.	51,766	900,211
Outfront Media, Inc.	49,916	1,189,498
Rayonier, Inc.	36,140	1,148,891
Regency Centers Corp.	13,258	890,540
Vornado Realty Trust	22,750	1,572,935
Weyerhaeuser Co.	27,579	739,117
WP Carey, Inc.	12,852	1,019,421

		17,473,394

Food & Staples Retailing - 0.7%
Kroger Co.	38,783	999,826

Food Products - 1.3%
Conagra Brands, Inc.	19,165	589,899
Post Holdings, Inc. (B)	11,758	1,326,067

		1,915,966

Gas Utilities - 1.1%
National Fuel Gas Co.	26,653	1,578,124

Health Care Equipment & Supplies - 1.2%
Zimmer Biomet Holdings, Inc.	15,000	1,847,400

Health Care Providers & Services - 5.0%
AmerisourceBergen Corp.	19,246	1,438,831
Cigna Corp. (B)	8,249	1,310,271
Convetrus, Inc. (B)	4,681	153,864
Henry Schein, Inc. (B)	14,462	926,436
Humana, Inc.	2,444	624,222
Laboratory Corp. of America Holdings (B)	9,664	1,545,467
Universal Health Services, Inc., Class B	11,298	1,433,377

		7,432,468

Hotels, Restaurants & Leisure - 1.0%
Hilton Worldwide Holdings, Inc.	16,916	1,471,523

Household Durables - 1.4%
Mohawk Industries, Inc. (B)	11,759	1,602,164
Newell Brands, Inc.	29,790	428,380

		2,030,544

Household Products - 0.6%
Energizer Holdings, Inc.	17,888	856,656

Industrial Conglomerates - 0.6%
Carlisle Cos., Inc.	6,374	901,411

Insurance - 8.0%
Alleghany Corp. (B)	1,423	934,740
Hartford Financial Services Group, Inc.	37,045	1,937,824
Lincoln National Corp.	16,382	1,093,007
Loews Corp.	53,988	2,769,045
Marsh & McLennan Cos., Inc.	15,499	1,461,401
Principal Financial Group, Inc.	9,751	557,367

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2019

Transamerica Mid Cap Value

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2019

(unaudited)

	Shares	Value
COMMON STOCKS (continued)
Insurance (continued)
Progressive Corp.	20,668	$ 1,615,204
Unum Group	14,300	527,956
WR Berkley Corp.	16,399	1,005,259

		11,901,803

Internet & Direct Marketing Retail - 1.4%
Expedia Group, Inc.	15,915	2,066,404

IT Services - 0.9%
Jack Henry & Associates, Inc.	9,165	1,366,135

Machinery - 2.9%
IDEX Corp.	9,376	1,468,844
Middleby Corp. (B)	9,500	1,255,235
Snap-on, Inc.	9,400	1,581,832

		4,305,911

Media - 2.2%
CBS Corp., Class B	17,124	877,947
DISH Network Corp., Class A (B)	26,696	937,564
Liberty Broadband Corp., Class C (B)	6,383	630,066
Liberty Media Corp. - Liberty SiriusXM, Class C (B)	19,987	802,678

		3,248,255

Multi-Utilities - 5.4%
CMS Energy Corp.	54,696	3,038,363
Sempra Energy	15,492	1,982,201
WEC Energy Group, Inc.	37,632	2,951,478

		7,972,042

Multiline Retail - 1.7%
Kohl’s Corp.	21,332	1,516,705
Nordstrom, Inc.	23,480	963,150

		2,479,855

Oil, Gas & Consumable Fuels - 6.0%
Cabot Oil & Gas Corp.	47,928	1,240,856
Diamondback Energy, Inc.	21,599	2,297,917
EQT Corp.	40,216	822,417
Equitrans Midstream Corp. (B)	37,082	772,418
PBF Energy, Inc., Class A	31,177	1,046,924
Williams Cos., Inc.	99,896	2,830,054

		9,010,586

Personal Products - 1.0%
Coty, Inc., Class A	73,904	799,641
Edgewell Personal Care Co. (B)	17,017	701,611

		1,501,252

Real Estate Management & Development - 1.5%
CBRE Group, Inc., Class A (B)	34,156	1,778,503
Cushman & Wakefield PLC (B)	24,100	473,324

		2,251,827

Semiconductors & Semiconductor Equipment - 0.8%
Analog Devices, Inc.	10,824	1,258,182

Software - 1.1%
Synopsys, Inc. (B)	13,835	1,675,142

Specialty Retail - 4.2%
AutoZone, Inc. (B)	2,193	2,255,084
Best Buy Co., Inc.	19,690	1,465,133
Gap, Inc.	41,634	1,085,814
Tiffany & Co.	14,078	1,517,890

		6,323,921

	Shares	Value
COMMON STOCKS (continued)
Textiles, Apparel & Luxury Goods - 1.8%
PVH Corp.	12,428	$ 1,603,088
Ralph Lauren Corp.	8,679	1,141,983

		2,745,071

Trading Companies & Distributors - 0.8%
MSC Industrial Direct Co., Inc., Class A	13,458	1,125,762

Total Common Stocks (Cost $82,448,726)		146,006,938

OTHER INVESTMENT COMPANY - 0.4%
Securities Lending Collateral - 0.4%
State Street Navigator Securities Lending Trust - Government Money Market Portfolio, 2.51% (C)	620,407	620,407

Total Other Investment Company (Cost $620,407)		620,407

	Principal	Value
REPURCHASE AGREEMENT - 2.2%
Fixed Income Clearing Corp., 1.45% (C), dated 04/30/2019, to be repurchased at $3,242,440 on 05/01/2019. Collateralized by a U.S. Government Obligation, 2.75%, due 09/15/2021, and with a value of $3,311,428.	$ 3,242,309	3,242,309

Total Repurchase Agreement (Cost $3,242,309)		3,242,309

Total Investments (Cost $86,311,442)		149,869,654
Net Other Assets (Liabilities) - (0.6)%		(822,707)

Net Assets - 100.0%		$ 149,046,947

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2019

Transamerica Mid Cap Value

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2019

(unaudited)

SECURITY VALUATION:

Valuation Inputs (D)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Common Stocks	$146,006,938	$—	$—	$146,006,938
Other Investment Company	620,407	—	—	620,407
Repurchase Agreement	—	3,242,309	—	3,242,309

Total Investments	$146,627,345	$3,242,309	$—	$149,869,654

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	All or a portion of the security is on loan. The value of the security on loan is $606,226. The amount on loan indicated may not correspond with the security on loan identified because a security with pending sales are in the process of recall from the brokers.
(B)	Non-income producing securities.
(C)	Rates disclosed reflect the yields at April 30, 2019.
(D)	There were no transfers in or out of Level 3 during the six-month period ended April 30, 2019. Please reference the Security Valuation section of the Notes to Financial Statements for more information regarding security valuation and pricing inputs.

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2019

Transamerica Total Return

SCHEDULE OF INVESTMENTS

At April 30, 2019

(unaudited)

	Principal	Value
ASSET-BACKED SECURITIES - 14.0%
ABFC Trust
Series 2004-OPT4, Class A1,
1-Month LIBOR + 0.62%, 3.10% (A), 04/25/2034	$ 167,808	$ 167,999
Series 2004-OPT5, Class A1,
1-Month LIBOR + 0.70%, 3.18% (A), 06/25/2034	175,395	173,609
Ally Auto Receivables Trust
Series 2018-3, Class A2,
2.72%, 05/17/2021	1,607,957	1,608,480
AmeriCredit Automobile Receivables Trust
Series 2018-1, Class A2B,
1-Month LIBOR + 0.23%, 2.71% (A), 07/19/2021	667,707	667,792
Aurium CLO
Series 2A, Class AR,
3-Month LIBOR + 0.68%, 0.68% (A), 10/13/2029 (B) (C)	EUR 1,900,000	2,121,044
B&M CLO, Ltd.
Series 2014-1A, Class A1R,
3-Month LIBOR + 0.73%, 3.33% (A), 04/16/2026 (B)	$ 718,713	715,920
Barings Euro CLO
Series 2016-1A, Class A1R,
3-Month LIBOR + 0.68%, 0.68% (A), 07/27/2030 (B) (C)	EUR 1,900,000	2,122,707
Bear Stearns Asset-Backed Securities I Trust
Series 2005-AQ1, Class M2,
1-Month LIBOR + 0.65%, 3.13% (A), 03/25/2035	$ 1,108,837	1,114,531
Series 2006-HE1, Class 1M2,
1-Month LIBOR + 0.43%, 2.91% (A), 12/25/2035	4,500,000	4,505,155
Series 2006-HE1, Class 2M2,
1-Month LIBOR + 0.43%, 3.13% (A), 02/25/2036	1,164,097	1,161,925
Series 2006-HE10, Class 21A3,
1-Month LIBOR + 0.24%, 2.72% (A), 12/25/2036	2,799,428	2,413,904
Series 2007-AQ1, Class A1,
1-Month LIBOR + 0.11%, 2.59% (A), 04/25/2031	147,036	208,579
Bear Stearns Asset-Backed Securities Trust
Series 2002-2, Class A1,
1-Month LIBOR + 0.66%, 3.14% (A), 10/25/2032	3,406	3,414
C-BASS Trust
Series 2007-CB1, Class AF1A,
1-Month LIBOR + 0.07%, 2.55% (A), 01/25/2037	331,746	138,549
Capital One Multi-Asset Execution Trust
Series 2014-A4, Class A4,
1-Month LIBOR + 0.36%, 2.83% (A), 06/15/2022	1,600,000	1,601,283

	Principal	Value
ASSET-BACKED SECURITIES (continued)
Chase Issuance Trust
Series 2017-A1, Class A,
1-Month LIBOR + 0.30%, 2.77% (A), 01/15/2022	$ 1,300,000	$ 1,301,966
CIFC Funding, Ltd.
Series 2015-5A, Class A1R,
3-Month LIBOR + 0.86%, 3.44% (A), 10/25/2027 (B)	1,900,000	1,893,040
Citigroup Mortgage Loan Trust, Inc.
Series 2007-FS1, Class 1A1,
4.57% (A), 10/25/2037 (B)	816,776	825,824
Citigroup Mortgage Loan Trust Asset-Backed Pass-Through Certificate
Series 2004-OPT1, Class M3,
1-Month LIBOR + 0.95%, 3.42% (A), 10/25/2034	1,600,000	1,592,460
Countrywide Asset-Backed Certificates
Series 2006-15, Class A6,
4.68% (A), 10/25/2046	747,630	720,715
Series 2006-2, Class M1,
1-Month LIBOR + 0.40%, 2.88% (A), 06/25/2036	400,000	393,650
Series 2006-26, Class 2A3,
1-Month LIBOR + 0.17%, 2.65% (A), 06/25/2037	796,578	794,311
Credit Acceptance Auto Loan Trust
Series 2018-2A, Class A,
3.47%, 05/17/2027 (B)	2,000,000	2,018,364
CVP Cascade CLO-1, Ltd.
Series 2013-CLO1, Class A1R,
3-Month LIBOR + 1.15%, 3.75% (A), 01/16/2026 (B)	837,219	837,245
CWABS Asset-Backed Certificates Trust
Series 2005-17, Class MV1,
1-Month LIBOR + 0.46%, 2.94% (A), 05/25/2036	1,500,000	1,474,123
Series 2006-14, Class 1A,
1-Month LIBOR + 0.14%, 2.62% (A), 02/25/2037	899,204	841,043
Denali Capital CLO X LLC
Series 2013-1, Class A1LR,
3-Month LIBOR + 1.05%, 3.64% (A), 10/26/2027 (B)	1,200,000	1,197,128
Dorchester Park CLO DAC
Series 2015-1A, Class AR,
3-Month LIBOR + 0.90%, 3.49% (A), 04/20/2028 (B)	1,800,000	1,791,751
Dryden XXV Senior Loan Fund
Series 2012-25A, Class ARR,
3-Month LIBOR + 0.90%, 3.50% (A), 10/15/2027 (B)	1,600,000	1,596,494
Figueroa CLO, Ltd.
Series 2013-2A, Class A1RR,
3-Month LIBOR + 0.85%, 3.48% (A), 06/20/2027 (B)	1,800,000	1,792,856
First Franklin Mortgage Loan Trust
Series 2004-FFH3, Class M2,
1-Month LIBOR + 0.93%, 3.41% (A), 10/25/2034	1,383,804	1,363,999

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2019

Transamerica Total Return

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2019

(unaudited)

	Principal	Value
ASSET-BACKED SECURITIES (continued)
Flagship CLO, Ltd.
Series 2014-8A, Class ARR,
3-Month LIBOR + 0.85%, 3.45% (A), 01/16/2026 (B)	$ 1,672,533	$ 1,667,567
Ford Credit Auto Owner Trust
Series 2014-2, Class A,
2.31%, 04/15/2026 (B)	1,100,000	1,097,490
Home Equity Asset Trust
Series 2002-1, Class A4,
1-Month LIBOR + 0.60%, 3.08% (A), 11/25/2032	1,026	998
Home Equity Mortgage Loan Asset-Backed Trust
Series 2007-A, Class 1A,
1-Month LIBOR + 0.22%, 2.70% (A), 04/25/2037	459,922	363,795
ICG CLO, Ltd.
Series 2015-2A, Class AR,
3-Month LIBOR + 0.85%, 3.45% (A), 01/16/2028 (B)	1,900,000	1,889,748
JMP Credit Advisors CLO IIIR, Ltd.
Series 2014-1RA, Class A,
3-Month LIBOR + 0.85%, 3.44% (A), 01/17/2028 (B)	2,000,000	1,983,420
JPMorgan Mortgage Acquisition Trust
Series 2007-CH3, Class A5,
1-Month LIBOR + 0.26%, 2.74% (A), 03/25/2037	3,500,000	3,448,880
KVK CLO, Ltd.
Series 2013-1A, Class AR,
3-Month LIBOR + 0.90%, 3.70% (A), 01/14/2028 (B)	1,500,000	1,491,153
LoanCore Issuer, Ltd.
Series 2018-CRE1, Class A,
1-Month LIBOR + 1.13%, 3.60% (A), 05/15/2028 (B)	1,600,000	1,601,050
LP Credit Card ABS Master Trust
Series 2018-1, Class A,
1-Month LIBOR + 1.55%, 4.05% (A), 08/20/2024 (B)	1,686,257	1,687,164
Merrill Lynch Mortgage Investors Trust
Series 2006-FM1, Class A2C,
1-Month LIBOR + 0.16%, 2.64% (A), 04/25/2037	1,728,448	1,019,053
Morgan Stanley Mortgage Loan Trust
Series 2007-10XS, Class A1,
6.00% (A), 02/25/2037	137,445	106,835
Series 2007-8XS, Class A1,
5.75% (A), 04/25/2037	194,299	130,281
Mountain Hawk III CLO, Ltd.
Series 2014-3A, Class AR,
3-Month LIBOR + 1.20%, 3.80% (A), 04/18/2025 (B)	676,771	676,926
Mountain View CLO, Ltd.
Series 2014-1A, Class ARR,
3-Month LIBOR + 0.80%, 3.40% (A), 10/15/2026 (B)	2,022,924	2,013,338
Navient Private Education Loan Trust
Series 2018-CA, Class A1,
3.01%, 06/16/2042 (B)	1,328,842	1,331,997

	Principal	Value
ASSET-BACKED SECURITIES (continued)
Nelnet Student Loan Trust
Series 2010-1A, Class A,
3-Month LIBOR + 0.80%, 3.45% (A), 11/25/2048 (B)	$ 472,895	$ 476,214
Series 2010-3A, Class A,
3-Month LIBOR + 0.78%, 3.36% (A), 07/27/2048 (B)	675,751	680,216
New Century Home Equity Loan Trust
Series 2006-1, Class A2B,
1-Month LIBOR + 0.18%, 2.66% (A), 05/25/2036	65,888	61,810
Oaktree CLO, Ltd.
Series 2014-2A, Class A1AR,
3-Month LIBOR + 1.22%, 3.81% (A), 10/20/2026 (B)	989,602	990,484
Octagon Investment Partners XIX, Ltd.
Series 2014-1A, Class AR,
3-Month LIBOR + 1.10%, 3.70% (A), 04/15/2026 (B)	655,168	655,188
Octagon Investment Partners XXIII, Ltd.
Series 2015-1A, Class A1R,
3-Month LIBOR + 0.85%, 3.45% (A), 07/15/2027 (B)	1,000,000	996,403
Option One Mortgage Loan Trust
Series 2007-4, Class 2A4,
1-Month LIBOR + 0.31%, 2.79% (A), 04/25/2037	4,345,595	2,852,721
Park Place Securities, Inc. Asset-Backed Pass-Through Certificates
Series 2005-WCW2, Class M2,
1-Month LIBOR + 0.80%, 3.27% (A), 07/25/2035	500,000	500,358
Popular ABS Mortgage Pass-Through Trust
Series 2006-A, Class M1,
1-Month LIBOR + 0.39%, 2.87% (A), 02/25/2036	469,623	466,542
Securitized Asset-Backed Receivables LLC Trust
Series 2007-HE1, Class A2A,
1-Month LIBOR + 0.06%, 2.55% (A), 12/25/2036	62,829	20,893
SLM Student Loan Trust
Series 2005-4, Class A3,
3-Month LIBOR + 0.12%, 2.70% (A), 01/25/2027	989,468	983,495
SoFi Consumer Loan Program LLC
Series 2016-3, Class A,
3.05%, 12/26/2025 (B)	399,008	399,411
SoFi Professional Loan Program LLC
Series 2017-B, Class A1FX,
1.83%, 05/25/2040 (B)	208,018	207,344
Sofi Professional Loan Program Trust
Series 2018-B, Class A1FX,
2.64%, 08/25/2047 (B)	822,604	821,951
Sound Point CLO, Ltd.
Series 2015-3A, Class AR,
3-Month LIBOR + 0.89%, 3.48% (A), 01/20/2028 (B)	1,800,000	1,795,709

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2019

Transamerica Total Return

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2019

(unaudited)

	Principal	Value
ASSET-BACKED SECURITIES (continued)
Specialty Underwriting & Residential Finance Trust
Series 2004-BC2, Class M1,
1-Month LIBOR + 0.83%, 3.30% (A), 05/25/2035	$ 2,265,692	$ 2,262,412
SpringCastle America Funding LLC
Series 2016-AA, Class A,
3.05%, 04/25/2029 (B)	583,652	583,244
Structured Asset Securities Corp. Mortgage Loan Trust
Series 2006-BC1, Class A6,
1-Month LIBOR + 0.27%, 2.75% (A), 03/25/2036	970,349	878,740
Sudbury Mill CLO, Ltd.
Series 2013-1A, Class A1R,
3-Month LIBOR + 1.15%, 3.74% (A), 01/17/2026 (B)	739,308	741,688
Series 2013-1A, Class A2R,
3-Month LIBOR + 1.17%, 3.76% (A), 01/17/2026 (B)	739,308	735,726
Telos CLO, Ltd.
Series 2014-5A, Class A1R,
3-Month LIBOR + 0.95%, 3.54% (A), 04/17/2028 (B)	1,900,000	1,888,013
Tralee CLO V, Ltd.
Series 2018-5A, Class A1,
3-Month LIBOR + 1.11%, 3.70% (A), 10/20/2028 (B)	2,300,000	2,287,488
Trillium Credit Card Trust II
Series 2018-1A, Class A,
1-Month LIBOR + 0.25%, 2.73% (A), 02/27/2023 (B)	2,600,000	2,599,555
U.S. Small Business Administration
Series 2003-20I, Class 1,
5.13%, 09/01/2023	4,114	4,261
Series 2004-20C, Class 1,
4.34%, 03/01/2024	34,847	35,682
Venture XII CLO, Ltd.
Series 2012-12A, Class ARR,
3-Month LIBOR + 0.80%, 3.43% (A), 02/28/2026 (B)	1,900,000	1,891,649
Wellfleet CLO, Ltd.
Series 2015-1A, Class A1R,
3-Month LIBOR + 1.14%, 3.73% (A), 10/20/2027 (B)	2,300,000	2,298,068
Wells Fargo Home Equity Asset-Backed Securities Trust
Series 2005-4, Class M2,
1-Month LIBOR + 0.48%, 2.96% (A), 12/25/2035	6,500,000	6,508,398
Westlake Automobile Receivables Trust
Series 2018-3A, Class A2A,
2.98%, 01/18/2022 (B)	2,339,594	2,343,131
WhiteHorse X, Ltd.
Series 2015-10A, Class A1R,
3-Month LIBOR + 0.93%, 3.52% (A), 04/17/2027 (B)	1,700,000	1,693,526

Total Asset-Backed Securities (Cost $92,060,000)		98,329,875

	Principal	Value
CERTIFICATES OF DEPOSIT - 0.8%
Banks - 0.8%
Barclays Bank PLC
3-Month LIBOR + 0.40%, 2.98% (A), 10/25/2019	$ 3,800,000	$ 3,800,000
Lloyds Bank Corporate Markets PLC
3-Month LIBOR + 0.50%, 3.09% (A), 10/26/2020	1,900,000	1,900,000

Total Certificates of Deposit (Cost $5,700,000)		5,700,000

CORPORATE DEBT SECURITIES - 55.2%
Aerospace & Defense - 0.5%
Textron, Inc.
3-Month LIBOR + 0.55%, 3.25% (A), 11/10/2020	1,500,000	1,498,886
United Technologies Corp.
3.65%, 08/16/2023	1,900,000	1,947,499

		3,446,385

Airlines - 0.5%
Delta Air Lines, Inc.
2.60%, 12/04/2020	2,200,000	2,185,400
Latam Airlines Pass-Through Trust
4.20%, 08/15/2029	1,240,840	1,229,549

		3,414,949

Banks - 16.3%
AIB Group PLC
4.75%, 10/12/2023 (B)	1,900,000	1,969,299
Australia & New Zealand Banking Group, Ltd.
3-Month LIBOR + 0.46%, 3.14% (A), 05/17/2021 (B)	1,500,000	1,504,080
3.30%, 05/17/2021	1,600,000	1,616,909
Bank of America Corp.
Fixed until 12/20/2022, 3.00% (A), 12/20/2023	4,319,000	4,301,370
3-Month LIBOR + 0.79%, 3.39% (A), 03/05/2024, MTN	1,000,000	1,001,542
Fixed until 05/17/2021, 3.50% (A), 05/17/2022, MTN	2,000,000	2,022,457
Fixed until 07/23/2023, 3.86% (A), 07/23/2024, MTN	1,900,000	1,952,961
Banque Federative du Credit Mutuel SA
3-Month LIBOR + 0.96%, 3.55% (A), 07/20/2023 (B)	2,200,000	2,210,718
Barclays Bank PLC
7.63%, 11/21/2022	3,900,000	4,255,875
10.18%, 06/12/2021 (B)	1,840,000	2,080,857
Barclays PLC
Fixed until 10/06/2022, 2.38% (A), 10/06/2023, MTN (D)	GBP 600,000	779,701
3.68%, 01/10/2023	$ 1,100,000	1,100,414
3-Month LIBOR + 1.43%, 4.11% (A), 02/15/2023	800,000	799,370
Fixed until 02/15/2022, 4.61% (A), 02/15/2023	1,100,000	1,127,235
Fixed until 09/15/2019 (E), 6.50% (A)	EUR 800,000	911,115
CitiBank NA
3.40%, 07/23/2021	$ 1,900,000	1,927,770

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2019

Transamerica Total Return

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2019

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Banks (continued)
Citigroup, Inc.
2.05%, 06/07/2019	$ 300,000	$ 299,818
2.75%, 04/25/2022	1,700,000	1,691,624
3-Month LIBOR + 0.93%, 3.54% (A), 06/07/2019	900,000	900,861
3-Month LIBOR + 1.38%, 3.98% (A), 03/30/2021	300,000	305,343
3-Month LIBOR + 1.43%, 4.06% (A), 09/01/2023	500,000	510,045
Compass Bank
3-Month LIBOR + 0.73%, 3.33% (A), 06/11/2021	1,800,000	1,791,776
3.50%, 06/11/2021	1,800,000	1,818,846
Cooperatieve Rabobank UA
6.88%, 03/19/2020 (D)	EUR 3,300,000	3,923,063
Discover Bank
4.20%, 08/08/2023 (F)	$ 1,800,000	1,872,465
HSBC Holdings PLC
3-Month LIBOR + 0.60%, 3.28% (A), 05/18/2021	1,600,000	1,602,499
Fixed until 07/04/2029 (E), 4.75% (A), MTN (D)	EUR 1,400,000	1,609,151
ING Bank NV
2.63%, 12/05/2022 (B)	$ 800,000	799,225
ING Groep NV
4.10%, 10/02/2023	2,100,000	2,168,457
JPMorgan Chase & Co.
2.40%, 06/07/2021	1,500,000	1,490,176
3-Month LIBOR + 0.61%, 3.22% (A), 06/18/2022	2,200,000	2,202,829
3-Month LIBOR + 0.90%, 3.48% (A), 04/25/2023	1,700,000	1,709,299
Fixed until 06/18/2021, 3.51% (A), 06/18/2022	2,200,000	2,230,255
Fixed until 07/23/2023, 3.80% (A), 07/23/2024	1,800,000	1,847,979
JPMorgan Chase Bank NA
3-Month LIBOR + 0.55%, 3.03% (A), 10/19/2020	1,900,000	1,900,881
KeyBank NA
3.35%, 06/15/2021	2,200,000	2,230,074
Lloyds Bank PLC
3.30%, 05/07/2021	1,400,000	1,412,854
Lloyds Banking Group PLC
2.25%, 10/16/2024, MTN (D)	GBP 400,000	520,835
4.00%, 03/07/2025, MTN	AUD 2,500,000	1,818,884
Fixed until 06/27/2019 (E), 7.00% (A) (D)	GBP 1,200,000	1,574,580
Fixed until 06/27/2023 (E), 7.63% (A) (D)	700,000	985,824
Mitsubishi UFJ Financial Group, Inc.
3.46%, 03/02/2023	$ 1,600,000	1,625,124
3-Month LIBOR + 1.88%, 4.51% (A), 03/01/2021	658,000	675,313
Mizuho Financial Group, Inc.
Fixed until 09/11/2023, 3.92% (A), 09/11/2024	2,100,000	2,162,848
National Australia Bank, Ltd.
3.63%, 06/20/2023 (F)	1,900,000	1,941,931

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Banks (continued)
Natwest Markets PLC
0.63%, 03/02/2022, MTN (D)	EUR 1,700,000	$ 1,909,181
Royal Bank of Scotland Group PLC
3.88%, 09/12/2023	$ 1,900,000	1,917,364
3-Month LIBOR + 1.55%, 4.15% (A), 06/25/2024	1,800,000	1,794,006
Fixed until 05/18/2028, 4.89% (A), 05/18/2029	1,300,000	1,358,712
Fixed until 08/10/2020 (E), 7.50% (A)	1,800,000	1,851,750
Santander UK PLC
2.13%, 11/03/2020	1,500,000	1,483,363
3.75%, 11/15/2021	2,200,000	2,245,870
Skandinaviska Enskilda Banken AB
3-Month LIBOR + 0.43%, 3.11% (A), 05/17/2021 (B)	1,600,000	1,603,029
3.25%, 05/17/2021 (B)	1,600,000	1,611,984
Societe Generale SA
4.25%, 09/14/2023 (B)	1,800,000	1,854,019
Standard Chartered PLC
Fixed until 01/20/2022, 4.25% (A), 01/20/2023 (B)	1,900,000	1,934,508
Sumitomo Mitsui Banking Corp.
3-Month LIBOR + 0.37%, 2.97% (A), 10/16/2020	2,300,000	2,302,751
Svenska Handelsbanken AB
3.35%, 05/24/2021, MTN	1,700,000	1,719,396
Synchrony Bank
3.65%, 05/24/2021	1,700,000	1,721,020
UniCredit SpA
7.83%, 12/04/2023 (B)	4,100,000	4,584,579
Wells Fargo & Co.
2.63%, 07/22/2022, MTN	2,300,000	2,280,285
3.00%, 02/19/2025, MTN	1,900,000	1,881,712
3-Month LIBOR + 3.77%, 6.38% (A), 06/15/2019 (E)	3,400,000	3,417,000
Wells Fargo Bank NA
Fixed until 07/23/2020, 3.33% (A), 07/23/2021	1,800,000	1,810,854

		114,465,915

Beverages - 0.7%
Bacardi, Ltd.
4.45%, 05/15/2025 (B)	1,200,000	1,234,964
Keurig Dr. Pepper, Inc.
4.06%, 05/25/2023 (B)	1,700,000	1,751,541
Pernod Ricard SA
4.25%, 07/15/2022 (B)	700,000	725,976
Suntory Holdings, Ltd.
2.55%, 06/28/2022 (B)	1,600,000	1,574,195

		5,286,676

Biotechnology - 0.8%
AbbVie, Inc.
2.50%, 05/14/2020	1,253,000	1,248,945
2.90%, 11/06/2022	2,547,000	2,539,641
Celgene Corp.
2.88%, 08/15/2020	1,500,000	1,501,350

		5,289,936

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2019

Transamerica Total Return

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2019

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Capital Markets - 5.6%
Blackstone CQP Holdco, LP
6.00%, 08/18/2021 (B)	$ 1,600,000	$ 1,592,000
Credit Suisse Group AG
3-Month LIBOR + 1.24%, 3.84% (A), 06/12/2024 (B)	1,800,000	1,803,482
Credit Suisse Group Funding Guernsey, Ltd.
2.75%, 03/26/2020	1,200,000	1,197,587
3.13%, 12/10/2020	1,400,000	1,403,661
3.75%, 03/26/2025	1,600,000	1,618,930
3.80%, 09/15/2022 - 06/09/2023	2,700,000	2,752,972
Deutsche Bank AG
3-Month EURIBOR + 0.50%, 0.19% (A), 12/07/2020, MTN (D)	EUR 1,400,000	1,558,935
2.70%, 07/13/2020	$ 1,500,000	1,487,727
3.95%, 02/27/2023	1,900,000	1,864,663
4.25%, 02/04/2021 - 10/14/2021	4,600,000	4,604,108
Goldman Sachs Group, Inc.
3.20%, 02/23/2023	1,600,000	1,600,999
3-Month LIBOR + 1.20%, 3.81% (A), 09/15/2020	1,600,000	1,617,116
3-Month LIBOR + 1.17%, 3.85% (A), 05/15/2026	1,600,000	1,586,224
Morgan Stanley
3-Month LIBOR + 0.55%, 3.25% (A), 02/10/2021, MTN	1,800,000	1,802,395
Fixed until 04/24/2023, 3.74% (A), 04/24/2024	1,900,000	1,940,806
3-Month LIBOR + 1.18%, 3.77% (A), 01/20/2022	1,600,000	1,617,371
UBS AG
3-Month LIBOR + 0.58%, 3.17% (A), 06/08/2020 (B)	2,600,000	2,611,024
7.63%, 08/17/2022	600,000	667,572
UBS Group Funding Switzerland AG
3.00%, 04/15/2021 (B)	3,800,000	3,808,479
4.13%, 09/24/2025 (B)	2,200,000	2,280,216

		39,416,267

Chemicals - 0.6%
Syngenta Finance NV
3.70%, 04/24/2020 (B)	1,700,000	1,706,478
3.93%, 04/23/2021 (B)	1,200,000	1,210,470
5.18%, 04/24/2028 (B)	1,300,000	1,329,845

		4,246,793

Construction & Engineering - 0.1%
Odebrecht Offshore Drilling Finance, Ltd.
6.72%, 12/01/2022 (B)	461,684	439,754
PIK Rate 1.00%, Cash Rate 6.72%, 12/01/2026 (B) (G)	1,800,746	450,186
Odebrecht Oil & Gas Finance, Ltd.
Zero Coupon, 05/31/2019 (B) (E)	266,175	1,331

		891,271

Consumer Finance - 4.6%
American Express Co.
3.38%, 05/17/2021	1,600,000	1,619,329
3.40%, 02/27/2023	1,900,000	1,932,988

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Consumer Finance (continued)
Capital One Financial Corp.
4.25%, 04/30/2025	$ 1,500,000	$ 1,564,500
Daimler Finance North America LLC
3.35%, 05/04/2021 (B)	1,600,000	1,611,671
3.40%, 02/22/2022 (B)	2,200,000	2,223,815
Ford Motor Credit Co. LLC
3-Month LIBOR + 0.93%, 3.53% (A), 09/24/2020, MTN	2,600,000	2,597,892
3-Month LIBOR + 1.24%, 3.92% (A), 02/15/2023	1,200,000	1,165,315
General Motors Financial Co., Inc.
2.45%, 11/06/2020	1,900,000	1,882,551
3.20%, 07/13/2020	1,500,000	1,504,840
3-Month LIBOR + 0.54%, 3.27% (A), 11/06/2020	1,300,000	1,293,122
3-Month LIBOR + 0.93%, 3.53% (A), 04/13/2020	1,700,000	1,705,174
3.55%, 04/09/2021	1,600,000	1,614,639
Harley-Davidson Financial Services, Inc.
3.55%, 05/21/2021 (B)	1,700,000	1,710,309
Navient Corp.
5.00%, 10/26/2020	900,000	912,375
Nissan Motor Acceptance Corp.
3-Month LIBOR + 0.65%, 3.25% (A), 07/13/2022 (B)	500,000	492,735
3-Month LIBOR + 0.69%, 3.29% (A), 09/28/2022 (B)	300,000	296,150
Springleaf Finance Corp.
7.75%, 10/01/2021	200,000	217,250
8.25%, 12/15/2020	1,200,000	1,293,216
Volkswagen Group of America Finance LLC
2.45%, 11/20/2019 (B)	700,000	698,518
3-Month LIBOR + 0.77%, 3.46% (A), 11/13/2020 (B)	1,900,000	1,906,735
4.63%, 11/13/2025 (B)	1,900,000	2,003,561
4.75%, 11/13/2028 (B)	1,900,000	1,979,707

		32,226,392

Diversified Consumer Services - 0.3%
Nationwide Building Society
Fixed until 03/08/2023, 3.77% (A), 03/08/2024 (B)	1,900,000	1,910,385

Diversified Financial Services - 2.5%
AerCap Ireland Capital DAC / AerCap Global Aviation Trust
4.13%, 07/03/2023	1,800,000	1,837,521
5.00%, 10/01/2021	1,800,000	1,871,748
Aviation Capital Group LLC
2.88%, 01/20/2022 (B)	1,900,000	1,885,274
4.13%, 08/01/2025 (B)	1,400,000	1,420,269
GE Capital Funding Unlimited Co.
5.88%, 11/04/2020, MTN	GBP 1,000,000	1,383,200
SMBC Aviation Capital Finance DAC
3.00%, 07/15/2022 (B)	$ 1,600,000	1,584,759
4.13%, 07/15/2023 (B)	1,800,000	1,850,300
Tayarra, Ltd.
3.63%, 02/15/2022	2,494,339	2,525,989

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2019

Transamerica Total Return

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2019

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Diversified Financial Services (continued)
Washington Prime Group, LP
5.95%, 08/15/2024 (F)	$ 3,800,000	$ 3,524,889

		17,883,949

Diversified Telecommunication Services - 2.3%
AT&T, Inc.
3-Month LIBOR + 0.95%, 3.55% (A), 07/15/2021	1,500,000	1,516,725
3-Month LIBOR + 1.18%, 3.78% (A), 06/12/2024	1,800,000	1,807,776
Deutsche Telekom International Finance BV
1.95%, 09/19/2021 (B)	1,600,000	1,565,474
Sprint Capital Corp.
6.90%, 05/01/2019	3,000,000	3,000,000
Telstra Corp., Ltd.
4.80%, 10/12/2021 (B)	1,800,000	1,879,074
United Group BV
4.38%, 07/01/2022 (B)	EUR 1,300,000	1,489,839
Verizon Communications, Inc.
3.38%, 02/15/2025	$ 4,590,000	4,658,866

		15,917,754

Electric Utilities - 2.7%
Duke Energy Corp.
3-Month LIBOR + 0.50%, 3.19% (A), 05/14/2021 (B)	1,700,000	1,699,393
3.55%, 09/15/2021	1,100,000	1,116,270
Electricite de France SA
4.60%, 01/27/2020 (B)	1,500,000	1,519,772
FirstEnergy Corp.
2.85%, 07/15/2022	1,500,000	1,489,340
NextEra Energy Capital Holdings, Inc.
3-Month LIBOR + 0.32%, 2.93% (A), 09/03/2019	2,600,000	2,599,932
3.20%, 02/25/2022	1,500,000	1,511,809
3-Month LIBOR + 0.72%, 3.35% (A), 02/25/2022	1,800,000	1,801,437
Oncor Electric Delivery Co. LLC
4.10%, 06/01/2022	1,500,000	1,554,040
PPL Capital Funding, Inc.
3.50%, 12/01/2022	2,000,000	2,024,248
Progress Energy, Inc.
4.88%, 12/01/2019	600,000	606,884
Southern Co.
3-Month LIBOR + 0.70%, 3.29% (A), 09/30/2020 (B)	2,000,000	2,001,115
Southern Power Co.
1.95%, 12/15/2019	900,000	896,132

		18,820,372

Entertainment - 0.2%
Activision Blizzard, Inc.
2.30%, 09/15/2021	1,600,000	1,580,319

Equity Real Estate Investment Trusts - 2.3%
American Tower Corp.
3.38%, 05/15/2024	2,200,000	2,216,736
AvalonBay Communities, Inc.
3.50%, 11/15/2024, MTN	1,595,000	1,635,128

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Equity Real Estate Investment Trusts (continued)
Crown Castle International Corp.
3.40%, 02/15/2021	$ 1,850,000	$ 1,864,188
3.70%, 06/15/2026	1,700,000	1,704,438
4.88%, 04/15/2022	900,000	948,767
Digital Realty Trust, LP
2.75%, 02/01/2023	1,400,000	1,373,879
4.45%, 07/15/2028	1,900,000	1,984,634
National Retail Properties, Inc.
3.50%, 10/15/2027	1,600,000	1,589,365
Simon Property Group, LP
2.50%, 09/01/2020	2,500,000	2,500,006

		15,817,141

Food Products - 1.5%
Campbell Soup Co.
3.30%, 03/15/2021	1,900,000	1,915,346
Conagra Brands, Inc.
3.80%, 10/22/2021	1,900,000	1,937,186
Danone SA
2.59%, 11/02/2023 (B)	3,294,000	3,235,604
3.00%, 06/15/2022 (B) (F)	1,100,000	1,108,333
Kraft Heinz Foods Co.
4.00%, 06/15/2023 (F)	2,200,000	2,261,979

		10,458,448

Health Care Equipment & Supplies - 0.5%
Becton Dickinson and Co.
2.13%, 06/06/2019	1,600,000	1,598,644
Boston Scientific Corp.
3.38%, 05/15/2022	1,600,000	1,621,464

		3,220,108

Health Care Providers & Services - 1.2%
Aetna, Inc.
2.75%, 11/15/2022	2,000,000	1,975,923
Cigna Corp.
3-Month LIBOR + 0.89%, 3.49% (A), 07/15/2023 (B)	1,100,000	1,095,286
CVS Health Corp.
3.13%, 03/09/2020	1,900,000	1,904,328
3.50%, 07/20/2022	1,300,000	1,315,958
HCA, Inc.
5.88%, 03/15/2022	1,700,000	1,818,320

		8,109,815

Hotels, Restaurants & Leisure - 1.1%
GLP Capital, LP / GLP Financing II, Inc.
5.30%, 01/15/2029	2,400,000	2,531,520
McDonald’s Corp.
3-Month LIBOR + 0.43%, 3.01% (A), 10/28/2021, MTN	1,600,000	1,602,538
Wynn Las Vegas LLC / Wynn Las Vegas Capital Corp.
4.25%, 05/30/2023 (B)	1,500,000	1,489,874
5.50%, 03/01/2025 (B)	1,800,000	1,822,500

		7,446,432

Household Durables - 0.3%
D.R. Horton, Inc.
4.38%, 09/15/2022	1,800,000	1,844,228

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2019

Transamerica Total Return

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2019

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Household Products - 0.5%
Reckitt Benckiser Treasury Services PLC
2.38%, 06/24/2022 (B)	$ 3,900,000	$ 3,836,443

Independent Power & Renewable Electricity Producers - 0.1%
Exelon Generation Co. LLC
5.20%, 10/01/2019	500,000	504,093

Insurance - 0.8%
Allstate Corp.
3-Month LIBOR + 0.63%, 3.23% (A), 03/29/2023	1,300,000	1,294,291
Ambac LSNI LLC
3-Month LIBOR + 5.00%, 7.59% (A), 02/12/2023 (B)	2,146,883	2,171,035
Jackson National Life Global Funding
3-Month LIBOR + 0.48%, 3.08% (A), 06/11/2021 (B)	1,500,000	1,505,498
New York Life Global Funding
2.90%, 01/17/2024 (B)	1,000,000	1,004,691

		5,975,515

Internet & Direct Marketing Retail - 0.6%
eBay, Inc.
2.15%, 06/05/2020	3,000,000	2,980,834
3.80%, 03/09/2022	1,200,000	1,229,168

		4,210,002

IT Services - 0.1%
DXC Technology Co.
3-Month LIBOR + 0.95%, 3.58% (A), 03/01/2021	1,000,000	999,129

Machinery - 0.4%
CNH Industrial Capital LLC
4.38%, 11/06/2020 (F)	1,300,000	1,323,621
Wabtec Corp.
3-Month LIBOR + 1.30%, 3.91% (A), 09/15/2021	1,700,000	1,700,837

		3,024,458

Media - 1.3%
Altice France SA
5.88%, 02/01/2027 (B)	EUR 1,200,000	1,426,918
7.38%, 05/01/2026 (B)	$ 900,000	911,812
Charter Communications Operating LLC / Charter Communications Operating Capital
3.58%, 07/23/2020	1,800,000	1,812,245
4.46%, 07/23/2022	600,000	622,449
Interpublic Group of Cos., Inc.
3.50%, 10/01/2020	2,200,000	2,218,174
Virgin Media Receivables Financing Notes I DAC
5.50%, 09/15/2024 (D)	GBP 1,400,000	1,882,247

		8,873,845

Multi-Utilities - 0.3%
Sempra Energy
2.40%, 03/15/2020	$ 1,900,000	1,893,865

Oil, Gas & Consumable Fuels - 1.0%
BP Capital Markets America, Inc.
3.79%, 02/06/2024	1,500,000	1,556,842

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Oil, Gas & Consumable Fuels (continued)
Continental Resources, Inc.
5.00%, 09/15/2022	$ 480,000	$ 483,922
Enbridge, Inc.
3-Month LIBOR + 0.70%, 3.31% (A), 06/15/2020	1,500,000	1,503,197
Energy Transfer Operating, LP
4.15%, 10/01/2020	800,000	811,992
Marathon Oil Corp.
2.80%, 11/01/2022	1,000,000	990,314
Petrobras Global Finance BV
6.13%, 01/17/2022 (F)	408,000	433,202
Sabine Pass Liquefaction LLC
5.63%, 02/01/2021	1,500,000	1,556,282

		7,335,751

Pharmaceuticals - 1.4%
Bayer US Finance II LLC
3-Month LIBOR + 0.63%, 3.23% (A), 06/25/2021 (B)	1,900,000	1,889,300
3-Month LIBOR + 1.01%, 3.62% (A), 12/15/2023 (B)	2,200,000	2,168,774
Mylan NV
3.15%, 06/15/2021	1,800,000	1,799,872
Shire Acquisitions Investments Ireland DAC
1.90%, 09/23/2019	1,500,000	1,494,232
Teva Pharmaceutical Finance Netherlands II BV
4.50%, 03/01/2025	EUR 1,100,000	1,297,373
Teva Pharmaceutical Finance Netherlands III BV
6.00%, 04/15/2024	$ 1,100,000	1,119,515

		9,769,066

Professional Services - 0.3%
Equifax, Inc.
3-Month LIBOR + 0.87%, 3.55% (A), 08/15/2021	2,100,000	2,093,977

Real Estate Management & Development - 0.2%
Tesco Property Finance 6 PLC
5.41%, 07/13/2044 (D)	GBP 768,275	1,195,989

Semiconductors & Semiconductor Equipment - 1.1%
Broadcom Corp. / Broadcom Cayman Finance, Ltd.
2.20%, 01/15/2021	$ 1,900,000	1,872,604
3.00%, 01/15/2022	2,300,000	2,286,281
Micron Technology, Inc.
4.98%, 02/06/2026	1,800,000	1,853,371
NXP BV / NXP Funding LLC
4.88%, 03/01/2024 (B)	1,900,000	2,010,333

		8,022,589

Software - 0.3%
VMware, Inc.
2.95%, 08/21/2022	2,400,000	2,388,582

Specialty Retail - 0.1%
QVC, Inc.
5.13%, 07/02/2022	800,000	836,498

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2019

Transamerica Total Return

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2019

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Technology Hardware, Storage & Peripherals - 0.8%
Dell International LLC / EMC Corp.
4.42%, 06/15/2021 (B)	$ 2,000,000	$ 2,048,295
5.45%, 06/15/2023 (B)	2,200,000	2,347,179
Hewlett Packard Enterprise Co.
3-Month LIBOR + 0.72%, 3.32% (A), 10/05/2021	1,500,000	1,500,316

		5,895,790

Tobacco - 0.9%
BAT Capital Corp.
2.30%, 08/14/2020	2,600,000	2,580,084
2.76%, 08/15/2022	1,000,000	985,818
BAT International Finance PLC
2.75%, 06/15/2020 (B)	500,000	499,025
Imperial Brands Finance PLC
3.75%, 07/21/2022 (B)	297,000	301,050
Reynolds American, Inc.
4.00%, 06/12/2022	1,800,000	1,841,552

		6,207,529

Wireless Telecommunication Services - 0.4%
Sprint Communications, Inc.
7.00%, 03/01/2020 (B)	900,000	924,750
Vodafone Group PLC
3-Month LIBOR + 0.99%, 3.59% (A), 01/16/2024	1,700,000	1,690,494

		2,615,244

Total Corporate Debt Securities (Cost $384,719,973)		387,371,900

FOREIGN GOVERNMENT OBLIGATIONS - 3.5%
Brazil - 1.5%
Brazil Letras do Tesouro Nacional
Zero Coupon, 10/01/2019 - 01/01/2020	BRL 41,900,000	10,301,857

Germany - 0.0% (H)
Bundesobligation
Zero Coupon, 04/17/2020 (D)	EUR 300,000	338,269

Japan - 0.9%
Japan Bank for International Cooperation
2.88%, 07/21/2027	$ 1,700,000	1,695,754
Japan Finance Organization for Municipalities
2.63%, 04/20/2022 (B)	1,400,000	1,397,676
3.38%, 09/27/2023 (B)	2,900,000	2,974,745

		6,068,175

Kuwait - 0.2%
Kuwait International Government Bond
2.75%, 03/20/2022 (B)	1,400,000	1,396,668

Peru - 0.3%
Peru Government International Bond
5.94%, 02/12/2029 (B)	PEN 6,200,000	1,980,227

Qatar - 0.6%
Qatar Government International Bond
3.38%, 03/14/2024 (B)	$ 2,100,000	2,128,875

	Principal	Value
FOREIGN GOVERNMENT OBLIGATIONS (continued)
Qatar (continued)
Qatar Government International Bond (continued)
4.00%, 03/14/2029 (B)	$ 2,100,000	$ 2,186,302

		4,315,177

Total Foreign Government Obligations (Cost $24,551,623)		24,400,373

MORTGAGE-BACKED SECURITIES - 5.9%
Alternative Loan Trust
Series 2005-J12, Class 2A1,
1-Month LIBOR + 0.54%, 3.02% (A), 08/25/2035	992,241	656,798
Series 2006-30T1, Class 1A3,
6.25%, 11/25/2036	130,264	113,989
Series 2006-J8, Class A2,
6.00%, 02/25/2037	153,996	107,334
Series 2006-OA12, Class A1B,
1-Month LIBOR + 0.19%, 2.68% (A), 09/20/2046	706,507	600,632
Series 2006-OC7, Class 2A2A,
1-Month LIBOR + 0.17%, 2.65% (A), 07/25/2046	711,325	685,506
Series 2006-OC8, Class 2A2B,
1-Month LIBOR + 0.17%, 2.65% (A), 11/25/2036	392,335	378,440
Series 2007-2CB, Class 1A13,
1-Month LIBOR + 1.00%, 5.75% (A), 03/25/2037	199,179	168,138
Series 2007-HY4, Class 1A1,
3.85% (A), 06/25/2037	349,066	298,292
Series 2007-J1, Class 2A8,
6.00%, 03/25/2037	1,424,567	868,711
Ashford Hospitality Trust
Series 2018-AHT1, Class A,
1-Month LIBOR + 1.00%, 3.47% (A), 05/15/2035 (B)	2,200,000	2,199,578
Banc of America Funding Trust
Series 2005-D, Class A1,
4.69% (A), 05/25/2035	132,455	139,148
Series 2006-J, Class 4A1,
4.67% (A), 01/20/2047	27,325	26,239
BBCMS Trust
Series 2015-STP, Class A,
3.32%, 09/10/2028 (B)	2,231,794	2,241,873
BCAP LLC Trust
Series 2011-RR8, Class 2A1,
3.83% (A), 08/26/2037 (B)	269,800	270,785
Bear Stearns Alt-A Trust
Series 2006-6, Class 31A1,
4.10% (A), 11/25/2036	882,758	811,944
Series 2006-6, Class 32A1,
4.00% (A), 11/25/2036	176,328	146,584
Bear Stearns ARM Trust
Series 2003-5, Class 2A1,
4.37% (A), 08/25/2033	122,125	123,462
Series 2003-8, Class 2A1,
4.89% (A), 01/25/2034	4,172	4,297
Series 2003-8, Class 4A1,
4.75% (A), 01/25/2034	43,387	44,203

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2019

Transamerica Total Return

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2019

(unaudited)

	Principal	Value
MORTGAGE-BACKED SECURITIES (continued)
Bear Stearns ARM Trust (continued)
Series 2006-4, Class 1A1,
4.72% (A), 10/25/2036	$ 40,801	$ 39,777
Bear Stearns Structured Products, Inc. Trust
Series 2007-R6, Class 1A1,
4.28% (A), 01/26/2036	105,959	95,486
CGMS Commercial Mortgage Trust
Series 2017-MDRA, Class A,
3.66%, 07/10/2030 (B)	1,900,000	1,917,607
Chevy Chase Funding LLC Mortgage-Backed Certificates
Series 2004-3A, Class A1,
1-Month LIBOR + 0.25%, 2.73% (A), 08/25/2035 (B)	56,625	56,326
CHL Mortgage Pass-Through Trust
Series 2002-30, Class M,
4.70% (A), 10/19/2032	5,017	4,697
Series 2004-12, Class 12A1,
4.11% (A), 08/25/2034	45,676	45,602
Citigroup Commercial Mortgage Trust
Series 2015-SHP2, Class A,
1-Month LIBOR + 1.28%, 3.75% (A), 07/15/2027 (B)	1,800,000	1,799,990
Citigroup Mortgage Loan Trust, Inc.
Series 2005-6, Class A2,
1-Year CMT + 2.15%, 4.55% (A), 09/25/2035	42,275	42,973
Series 2009-3, Class 5A3,
6.00% (A), 02/25/2037 (B)	730,178	657,231
CitiMortgage Alternative Loan Trust
Series 2006-A7, Class 1A9,
1-Month LIBOR + 0.65%, 3.13% (A), 12/25/2036	1,251,090	1,008,167
COMM Mortgage Trust
Series 2015-CR26, Class ASB,
3.37%, 10/10/2048	1,400,000	1,424,850
Credit Suisse First Boston Mortgage Securities Corp.
Series 2002-P1A, Class A,
3.14% (A), 03/25/2032 (B)	201	193
Series 2003-AR15, Class 2A1,
4.07% (A), 06/25/2033	187,402	188,163
Series 2003-AR28, Class 2A1,
4.15% (A), 12/25/2033	1,361,880	1,375,932
Deutsche Alt-A Securities, Inc. Mortgage Loan Trust
Series 2005-6, Class 2A3,
5.50%, 12/25/2035	235,682	211,552
First Horizon Alternative Mortgage Securities Trust
Series 2007-FA4, Class 1A8,
6.25%, 08/25/2037	133,594	100,710
First Horizon Mortgage Pass-Through Trust
Series 2005-AR3, Class 2A1,
4.24% (A), 08/25/2035	12,249	10,118
GS Mortgage Securities Corp. Trust
Series 2016-RENT, Class A,
3.20%, 02/10/2029 (B)	1,400,000	1,406,076

	Principal	Value
MORTGAGE-BACKED SECURITIES (continued)
GSR Mortgage Loan Trust
Series 2005-AR6, Class 2A1,
4.50% (A), 09/25/2035	$ 19,508	$ 19,960
HarborView Mortgage Loan Trust
Series 2005-14, Class 4A1A,
3.99% (A), 12/19/2035	161,690	121,784
Series 2006-6, Class 5A1A,
4.35% (A), 08/19/2036	82,224	77,381
Hilton USA Trust
Series 2016-SFP, Class A,
2.83%, 11/05/2035 (B)	1,700,000	1,691,161
IndyMac INDX Mortgage Loan Trust
Series 2005-AR11, Class A3,
3.94% (A), 08/25/2035	933,885	833,918
JPMorgan Alternative Loan Trust
Series 2006-A2, Class 1A1,
1-Month LIBOR + 0.18%, 2.66% (A), 05/25/2036	1,073,927	963,407
JPMorgan Chase Commercial Mortgage Securities Trust
Series 2018-LAQ, Class A,
1-Month LIBOR + 1.00%, 3.47% (A), 06/15/2032 (B)	2,190,636	2,187,196
Series 2018-PHH, Class A,
1-Month LIBOR + 0.91%, 3.38% (A), 06/15/2035 (B)	1,800,000	1,797,726
Ludgate Funding PLC
Series 2007-1, Class A2A,
3-Month GBP LIBOR + 0.16%, 1.00% (A), 01/01/2061 (D)	GBP 1,482,448	1,811,478
MASTR Alternative Loan Trust
Series 2006-2, Class 2A1,
1-Month LIBOR + 0.40%, 2.88% (A), 03/25/2036	$ 89,420	17,392
Merrill Lynch Mortgage Investors Trust
Series 2005-3, Class 4A,
1-Month LIBOR + 0.25%, 2.73% (A), 11/25/2035	2,510	2,456
Morgan Stanley Capital I Trust
Series 2014-CPT, Class AM,
3.52% (A), 07/13/2029 (B)	1,400,000	1,411,997
RALI Trust
Series 2008-QR1, Class 1A1,
1-Month LIBOR + 1.40%, 3.88% (A), 08/25/2036	369,897	353,420
RBSSP Resecuritization Trust
Series 2009-6, Class 2A1,
1-Month LIBOR + 0.15%, 4.13% (A), 01/26/2036 (B)	245,168	246,880
Reperforming Loan REMIC Trust
Series 2004-R1, Class 2A,
6.50%, 11/25/2034 (B)	104,929	104,067
Series 2005-R2, Class 1AF1,
1-Month LIBOR + 0.34%, 2.82% (A), 06/25/2035 (B)	318,715	307,490
RFMSI Trust
Series 2003-S9, Class A1,
6.50%, 03/25/2032	548	559

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2019

Transamerica Total Return

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2019

(unaudited)

	Principal	Value
MORTGAGE-BACKED SECURITIES (continued)
RMAC Securities No. 1 PLC
Series 2007-NS1X, Class A2B,
3-Month LIBOR + 0.15%, 2.75% (A), 06/12/2044 (D)	$ 1,858,629	$ 1,754,832
Sequoia Mortgage Trust
Series 2004-11, Class A2,
6-Month LIBOR + 0.64%, 3.50% (A), 12/20/2034	728,287	708,622
Series 2007-1, Class 1A1,
3.89% (A), 01/20/2047	185,079	148,196
Series 2007-3, Class 2AA1,
3.98% (A), 07/20/2037	1,104,999	1,059,295
Series 2010, Class 2A1,
1-Month LIBOR + 0.76%, 3.25% (A), 10/20/2027	5,672	5,458
Structured Adjustable Rate Mortgage Loan Trust
Series 2004-12, Class 3A1,
4.57% (A), 09/25/2034	153,292	155,326
Series 2004-19, Class 2A1,
12-MTA + 1.40%, 3.85% (A), 01/25/2035	75,436	72,072
Structured Asset Mortgage Investments II Trust
Series 2005-AR5, Class A1,
1-Month LIBOR + 0.25%, 2.74% (A), 07/19/2035	13,068	12,822
Series 2005-AR5, Class A2,
1-Month LIBOR + 0.25%, 2.74% (A), 07/19/2035	13,555	13,477
Series 2005-AR5, Class A3,
1-Month LIBOR + 0.25%, 2.74% (A), 07/19/2035	35,493	35,223
Series 2005-AR8, Class A1A,
1-Month LIBOR + 0.28%, 2.76% (A), 02/25/2036	235,233	222,795
Structured Asset Mortgage Investments Trust
Series 2002-AR3, Class A1,
1-Month LIBOR + 0.66%, 3.15% (A), 09/19/2032	3,958	3,879
Structured Asset Securities Corp. Mortgage Pass-Through Certificates
Series 2003-22A, Class 2A1,
4.41% (A), 06/25/2033	168,732	166,506
Towd Point Mortgage Funding PLC
Series 2019-GR4A, Class A1,
3-Month GBP LIBOR + 1.03%, 1.85% (A), 10/20/2051 (B) (I)	GBP 2,500,000	3,260,001
WaMu Mortgage Pass-Through Certificates Trust
Series 2003-AR9, Class 2A,
4.38% (A), 09/25/2033	$ 230,452	234,980
Wells Fargo Mortgage-Backed Securities Trust
Series 2004-CC, Class A1,
4.99% (A), 01/25/2035	28,570	29,310
Series 2005-AR2, Class 1A1,
5.09% (A), 03/25/2035	628,937	642,864

	Principal	Value
MORTGAGE-BACKED SECURITIES (continued)
Wells Fargo Mortgage-Backed Securities Trust (continued)
Series 2006-AR1, Class 2A4,
5.16% (A), 03/25/2036	$ 987,956	$ 977,709
Series 2006-AR8, Class 2A4,
4.73% (A), 04/25/2036	57,073	57,423

Total Mortgage-Backed Securities (Cost $41,984,211)		41,780,465

MUNICIPAL GOVERNMENT OBLIGATIONS - 0.6%
Illinois - 0.4%
City of Chicago, General Obligation Unlimited,
Series B,
7.75%, 01/01/2042	170,000	188,654
State of Illinois, General Obligation Unlimited
6.63%, 02/01/2035	1,500,000	1,624,305
7.35%, 07/01/2035	1,015,000	1,146,260

		2,959,219

West Virginia - 0.2%
Tobacco Settlement Finance Authority, Revenue Bonds,
Series A,
7.47%, 06/01/2047	950,000	940,766

Total Municipal Government Obligations (Cost $3,723,001)		3,899,985

U.S. GOVERNMENT AGENCY OBLIGATIONS - 66.8%
Federal Home Loan Mortgage Corp.
3.00%, TBA (J)	9,000,000	8,894,883
3.50%, TBA (J)	500,000	504,932
12-Month LIBOR + 1.35%, 4.09% (A), 09/01/2035	11,622	11,989
4.50%, 08/01/2025 - 05/01/2037	27,163	28,807
12-Month LIBOR + 1.87%, 4.62% (A), 09/01/2035	108,161	113,600
1-Year CMT + 2.22%, 4.72% (A), 11/01/2033	23,486	24,674
1-Year CMT + 2.26%, 4.75% (A), 01/01/2036	712,513	754,196
1-Year CMT + 2.23%, 4.96% (A), 03/01/2034	36,450	38,278
Federal Home Loan Mortgage Corp. REMIC
1-Month LIBOR + 0.40%, 2.87% (A), 06/15/2041	1,045,859	1,045,570
6.50%, 04/15/2029	993	1,082
Federal Home Loan Mortgage Corp. Structured Pass-Through Certificates
12-MTA + 1.20%, 3.65% (A), 10/25/2044	146,324	147,822
12-MTA + 1.40%, 3.85% (A), 07/25/2044	144,778	145,402
6.50%, 07/25/2043	8,528	9,795
Federal National Mortgage Association
1-Month LIBOR + 0.35%, 2.84% (A), 09/25/2042	126,762	126,169
3.00%, TBA (J)	74,000,000	73,050,430
3.31%, 07/01/2023	3,255,597	3,353,068
3.50%, 02/01/2027	117,780	120,367
3.50%, TBA (J)	179,100,000	180,720,984

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2019

Transamerica Total Return

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2019

(unaudited)

	Principal	Value
U.S. GOVERNMENT AGENCY OBLIGATIONS (continued)
Federal National Mortgage Association (continued)
12-MTA + 1.20%, 3.60% (A), 03/01/2044 - 10/01/2044	$ 457,924	$ 460,855
4.00%, TBA (J)	139,000,000	142,596,445
12-Month LIBOR + 1.36%, 4.10% (A), 07/01/2035	52,576	54,319
1-Year CMT + 2.04%, 4.29% (A), 09/01/2035	155,718	163,457
1-Year CMT + 2.19%, 4.44% (A), 01/01/2026	1,522	1,531
1-Year CMT + 2.22%, 4.49% (A), 01/01/2028	10,247	10,734
4.50%, 12/01/2024	100,877	103,037
4.50%, TBA (J)	18,000,000	18,724,492
12-Month LIBOR + 1.70%, 4.72% (A), 03/01/2034	63,361	66,237
1-Year CMT + 2.27%, 4.77% (A), 11/01/2033	19,800	20,968
5.00%, 10/01/2029	164,633	174,336
5.00%, TBA (J)	1,000,000	1,018,431
6.00%, 07/01/2035 - 06/01/2040	923,373	1,031,137
Federal National Mortgage Association REMIC
1-Month LIBOR + 0.45%, 2.94% (A), 09/25/2046	584,021	583,415
6.30%, 10/17/2038	46,400	46,580
Federal National Mortgage Association REMIC, Interest Only STRIPS
(1.00) * 1-Month LIBOR + 7.10%, 4.62% (A), 07/25/2034	339,944	49,449
Government National Mortgage Association
3.00%, TBA (J)	1,000,000	998,047
1-Month LIBOR + 0.60%, 3.08% (A), 08/20/2065 - 10/20/2065	3,293,864	3,293,928
1-Month LIBOR + 0.95%, 3.43% (A), 12/20/2066	1,245,316	1,261,018
1-Month LIBOR + 1.00%, 3.48% (A), 12/20/2065	4,874,259	4,943,214
3.50%, TBA (J)	1,000,000	1,016,484
1-Year CMT + 1.50%, 3.63% (A), 05/20/2024	11,234	11,467
4.00%, TBA (J)	5,000,000	5,147,324
5.00%, 12/20/2048 - 03/20/2049	1,137,617	1,192,592
5.00%, 01/20/2049 - 04/20/2049 (J)	3,935,733	4,124,914
5.00%, TBA (J)	11,700,000	12,205,599
Government National Mortgage Association, Interest Only STRIPS
(1.00) * 1-Month LIBOR + 6.56%, 4.08% (A), 04/16/2033 - 10/16/2033	350,638	31,795
(1.00) * 1-Month LIBOR + 6.60%, 4.12% (A), 08/16/2033 - 09/20/2034	1,026,409	151,650

Total U.S. Government Agency Obligations (Cost $468,213,267)		468,575,503

U.S. GOVERNMENT OBLIGATIONS - 29.2%
U.S. Treasury - 24.2%
U.S. Treasury Bond
2.75%, 08/15/2042 - 11/15/2042 (K)	10,000,000	9,748,438
2.88%, 05/15/2043	3,600,000	3,581,156

	Principal	Value
U.S. GOVERNMENT OBLIGATIONS (continued)
U.S. Treasury (continued)
U.S. Treasury Bond (continued)
2.88%, 08/15/2045 (K)	$ 7,200,000	$ 7,133,906
3.00%, 05/15/2042 - 02/15/2048 (K)	10,200,000	10,335,281
3.13%, 02/15/2043	1,000,000	1,038,750
3.13%, 08/15/2044 (K)	9,700,000	10,056,930
4.25%, 05/15/2039	900,000	1,106,262
4.38%, 11/15/2039 (K)	4,900,000	6,122,512
4.38%, 05/15/2040	1,400,000	1,750,055
4.63%, 02/15/2040	700,000	903,082
U.S. Treasury Note
1.88%, 07/31/2022 (L) (M)	900,000	889,523
1.88%, 08/31/2022 (K) (N)	4,000,000	3,951,875
2.00%, 12/31/2021 (K) (M) (N)	86,900,000	86,380,637
2.00%, 10/31/2022 (L)	400,000	396,578
2.13%, 09/30/2024 (K)	11,100,000	10,992,902
2.25%, 08/15/2027 (K) (N)	5,900,000	5,806,199
2.63%, 02/15/2029 (K)	9,500,000	9,596,856

		169,790,942

U.S. Treasury Inflation-Protected Securities - 5.0%
U.S. Treasury Inflation-Indexed Bond
0.88%, 01/15/2029	15,314,382	15,776,953
1.00%, 02/15/2048 - 02/15/2049	3,679,447	3,722,830
U.S. Treasury Inflation-Indexed Note
0.38%, 07/15/2027	1,343,160	1,330,403
0.63%, 01/15/2026 (K)	3,297,377	3,327,696
0.75%, 07/15/2028 (K)	10,874,196	11,101,908

		35,259,790

Total U.S. Government Obligations (Cost $205,503,004)		205,050,732

	Shares	Value
COMMON STOCK - 0.0% (H)
Household Durables - 0.0% (H)
Urbi Desarrollos Urbanos SAB de CV (O)	7,629	499

Total Common Stock (Cost $417,591)		499

	Principal	Value
SHORT-TERM FOREIGN GOVERNMENT OBLIGATIONS - 2.5%
Japan - 2.5%
Japan Treasury Discount Bill
0.00% (P) (Q), 06/03/2019 - 06/24/2019	JPY 1,920,000,000	17,238,769

Total Short-Term Foreign Government Obligations (Cost $17,296,936)		17,238,769

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2019

Transamerica Total Return

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2019

(unaudited)

	Shares	Value
OTHER INVESTMENT COMPANY - 1.1%
Securities Lending Collateral - 1.1%
State Street Navigator Securities Lending Trust - Government Money Market Portfolio, 2.51% (P)	7,643,038	$ 7,643,038

Total Other Investment Company (Cost $7,643,038)		7,643,038

Total Investments Excluding Purchased Options/Swaptions (Cost $1,251,812,644)		1,259,991,139
Total Purchased Options/Swaptions - 0.0% (H) (Cost $42,641)		8,617

Total Investments (Cost $1,251,855,285)		1,259,999,756
Net Other Assets (Liabilities) - (79.6)%		(558,319,579)

Net Assets - 100.0%		$ 701,680,177

	Principal	Value
REVERSE REPURCHASE AGREEMENTS - (15.1)%
Bank of Montreal, 2.57% (P), dated 04/09/2019, to be repurchased at $(6,219,600) on 05/08/2019. Collateralized by a U.S. Government Obligation, 3.00%, due 02/15/2048, and with a value of $(6,207,969).	$ (6,206,750)	$ (6,206,750)
Bank of Montreal, 2.59% (P), dated 04/16/2019, to be repurchased at $(2,594,123) on 07/16/2019. Collateralized by a U.S. Government Obligation, 2.88%, due 08/15/2045, and with a value of $(2,592,229).	(2,577,250)	(2,577,250)
Bank of Montreal, 2.66% (P), dated 02/01/2019, to be repurchased at $(10,963,501) on 05/01/2019. Collateralized by a U.S. Government Obligation, 2.13%, due 09/30/2024, and with a value of $(11,014,832).	(10,891,875)	(10,891,875)
Bank of Nova Scotia, 2.54% (P), dated 04/04/2019, to be repurchased at $(1,505,646) on 07/02/2019. Collateralized by a U.S. Government Obligation, 2.00%, due 12/31/2021, and with a value of $(1,501,297).	(1,496,250)	(1,496,250)

	Principal	Value
REVERSE REPURCHASE AGREEMENTS (continued)

Bank of Nova Scotia, 2.55% (P), dated 04/23/2019, to be repurchased at $(14,241,756) on 07/09/2019. Collateralized by a U.S. Government Obligation, 2.00%, due 12/31/2021, and with a value of $(14,212,280).

	$ (14,164,500)	$ (14,164,500)
Credit Agricole Securities, Inc., 2.53% (P), dated 04/05/2019, to be repurchased at $(7,097,679) on 05/06/2019. Collateralized by a U.S. Government Obligation, 2.00%, due 12/31/2021, and with a value of $(7,106,140).	(7,082,250)	(7,082,250)
Credit Agricole Securities, Inc., 2.59% (P), dated 04/23/2019, to be repurchased at $(50,869,624) on 07/23/2019. Collateralized by U.S. Government Obligations, 2.00% - 3.13%, due 12/31/2021 - 08/15/2044, and with a total value of $(50,720,511).	(50,538,750)	(50,538,750)
RBS Securities, Inc., 2.57% (P), dated 04/17/2019, to be repurchased at $(620,119) on 05/01/2019. Collateralized by U.S. Government Obligations, 3.13%, due 08/15/2044, and Cash with a total value of $(596,043).	(619,500)	(619,500)
Standard Chartered Bank, 2.56% (P), dated 04/12/2019, to be repurchased at $(12,663,180) on 05/15/2019. Collateralized by a U.S. Government Obligation, 2.00%, due 12/31/2021, and with a value of $(12,740,008).	(12,633,533)	(12,633,533)

Total Reverse Repurchase Agreements		$ (106,210,658)

EXCHANGE-TRADED OPTIONS PURCHASED:
Description	Exercise Price		Expiration Date	Notional Amount		Number of Contracts	Premiums Paid	Value
Call - 10-Year U.S. Treasury Note Futures	USD	137.50	05/24/2019	USD	247,320	2	$17	$2
Call - 10-Year U.S. Treasury Note Futures	USD	138.00	05/24/2019	USD	5,070,060	41	353	41
Call - U.S. Treasury Note Futures	USD	189.00	05/24/2019	USD	155,612,250	69	594	69
Call - U.S. Treasury Note Futures	USD	190.00	05/24/2019	USD	76,678,500	34	293	34
Put - 5-Year U.S. Treasury Note Futures	USD	107.25	05/24/2019	USD	3,815,790	33	284	33
Put - 5-Year U.S. Treasury Note Futures	USD	107.50	05/24/2019	USD	1,040,670	9	78	9
Put - 5-Year U.S. Treasury Note Futures	USD	108.25	05/24/2019	USD	88,110,060	762	6,553	762
Put - 5-Year U.S. Treasury Note Futures	USD	108.50	05/24/2019	USD	36,307,820	314	2,700	314
Put - 5-Year U.S. Treasury Note Futures	USD	108.75	05/24/2019	USD	13,181,820	114	980	114

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2019

Transamerica Total Return

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2019

(unaudited)

EXCHANGE-TRADED OPTIONS PURCHASED (continued):
Description	Exercise Price		Expiration Date	Notional Amount		Number of Contracts	Premiums Paid	Value
Put - 5-Year U.S. Treasury Note Futures	USD	108.75	06/21/2019	USD	12,732,500	110	$946	$110
Put - 5-Year U.S. Treasury Note Futures	USD	109.00	06/21/2019	USD	2,083,500	18	155	18
Put - 5-Year U.S. Treasury Note Futures	USD	110.00	05/24/2019	USD	2,312,600	20	172	20
Put - 10-Year U.S. Treasury Note Futures	USD	110.00	05/24/2019	USD	2,720,520	22	189	22
Put - 10-Year U.S. Treasury Note Futures	USD	110.50	05/24/2019	USD	1,854,900	15	129	15
Put - 10-Year U.S. Treasury Note Futures	USD	111.00	05/24/2019	USD	3,091,500	25	215	25
Put - 10-Year U.S. Treasury Note Futures	USD	112.00	06/21/2019	USD	7,928,320	64	550	64
Put - 10-Year U.S. Treasury Note Futures	USD	112.50	06/21/2019	USD	5,574,600	45	387	45
Put - 10-Year U.S. Treasury Note Futures	USD	114.00	05/24/2019	USD	9,398,160	76	654	76
Put - 10-Year U.S. Treasury Note Futures	USD	114.00	06/21/2019	USD	1,114,920	9	77	9
Put - 10-Year U.S. Treasury Note Futures	USD	114.50	05/24/2019	USD	24,361,020	197	1,694	197
Put - 10-Year U.S. Treasury Note Futures	USD	115.00	05/24/2019	USD	16,570,440	134	1,152	134

Total							$18,172	$2,113

OVER-THE-COUNTER OPTIONS PURCHASED:
Description	Counterparty	Exercise Price		Expiration Date	Notional Amount		Number of Contracts	Premiums Paid	Value
Put - Federal National Mortgage Association, 3.50%, TBA (R)	JPM	USD	70.00	05/06/2019	USD	1,000,000	1,000,000	$39	$0
Put - Federal National Mortgage Association, 4.00%, TBA (R)	JPM	USD	71.00	05/06/2019	USD	11,000,000	11,000,000	430	0

Total								$469	$0

OVER-THE-COUNTER INTEREST RATE SWAPTIONS PURCHASED:
Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount/ Number of Contracts		Premiums Paid	Value
Put - 30-Year	GSB	3-Month USD-LIBOR	Pay	2.94%	12/12/2019	USD	500,000	$ 24,000	$ 6,504

OVER-THE-COUNTER FOREIGN EXCHANGE OPTIONS WRITTEN:
Description	Counterparty	Exercise Price		Expiration Date	Notional Amount/ Number of Contracts		Premiums (Received)	Value
Call - USD vs. MXN	GSB	USD	19.93	06/11/2019	USD	6,700,000	$ (60,334)	$ (16,115)

OVER-THE-COUNTER CREDIT DEFAULT SWAPTIONS WRITTEN:
Description	Counterparty	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount/ Number of Contracts		Premiums (Received)	Value
Put - North America Investment Grade Index - Series 31	GSI	Pay	2.40%	09/18/2019	USD	1,800,000	$ (3,060)	$ (7)

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2019

Transamerica Total Return

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2019

(unaudited)

OVER-THE-COUNTER INTEREST RATE SWAPTIONS WRITTEN:
Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount/ Number of Contracts		Premiums (Received)	Value
Put - 5-Year	GSB	3-Month USD-LIBOR	Pay	2.75%	12/12/2019	USD	2,200,000	$ (24,000)	$ (4,042)

								Premiums (Received)	Value
TOTAL WRITTEN OPTIONS AND SWAPTIONS								$ (87,394)	$ (20,164)

CENTRALLY CLEARED SWAP AGREEMENTS:

Credit Default Swap Agreements on Corporate and Sovereign Issues - Sell Protection (S)
Reference Obligation	Fixed Rate Receivable	Payment Frequency	Maturity Date	Implied Credit Spread at April 30, 2019 (T)	Notional Amount (U)		Value (V)	Premiums Paid (Received)	Net Unrealized Appreciation (Depreciation)
Ford Motor Credit Co. LLC, 3.81%, 01/09/2024	5.00%	Quarterly	12/20/2023	1.54%	USD	2,400,000	$370,943	$291,911	$79,032
Ford Motor Credit Co. LLC, 5.00%, 05/15/2018	5.00	Quarterly	12/20/2022	1.23	USD	1,500,000	204,032	207,726	(3,694)
General Electric Co., 2.70%, 10/09/2022	1.00	Quarterly	12/20/2023	0.82	USD	600,000	5,922	(27,408)	33,330
General Electric Co., 2.70%, 10/09/2022	1.00	Quarterly	06/20/2024	0.94	USD	300,000	1,268	(938)	2,206
Goldman Sachs Group, Inc., 5.95%, 01/18/2018	1.00	Quarterly	06/20/2021	0.36	USD	1,000,000	14,400	7,396	7,004
Goldman Sachs Group, Inc., 5.95%, 01/18/2018	1.00	Quarterly	12/20/2021	0.43	USD	1,400,000	22,565	10,540	12,025
MetLife, Inc., 4.75%, 02/08/2021	1.00	Quarterly	12/20/2021	0.29	USD	1,500,000	30,169	(6,820)	36,989
Tesco PLC, 6.00%, 12/14/2029	1.00	Quarterly	06/20/2022	0.53	EUR	1,200,000	21,904	(33,429)	55,333

Total							$671,203	$448,978	$222,225

Credit Default Swap Agreements on Credit Indices - Sell Protection (S)
Reference Obligation	Fixed Rate Receivable	Payment Frequency	Maturity Date	Notional Amount (U)		Value (V)	Premiums Paid (Received)	Net Unrealized Appreciation (Depreciation)
North America Investment Grade Index - Series 30	1.00%	Quarterly	06/20/2023	USD	15,200,000	$(346,828)	$(224,769)	$(122,059)
North America Investment Grade Index - Series 31	1.00	Quarterly	12/20/2023	USD	36,900,000	(836,508)	(642,020)	(194,488)

Total						$(1,183,336)	$(866,789)	$(316,547)

Interest Rate Swap Agreements
Floating Rate Index	Pay/Receive Fixed Rate	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount		Value	Premiums Paid (Received)	Net Unrealized Appreciation (Depreciation)
3-Month CAD-CDOR	Pay	1.75%	Semi-Annually	12/16/2046	CAD	400,000	$46,620	$(4,857)	$51,477
3-Month USD-LIBOR	Pay	2.25	Semi-Annually	06/20/2028	USD	16,500,000	208,478	810,563	(602,085)
3-Month USD-LIBOR	Pay	2.50	Quarterly	12/20/2027	USD	7,900,000	(70,899)	(101,461)	30,562
3-Month USD-LIBOR	Receive	2.80	Semi-Annually	08/22/2023	USD	17,100,000	344,705	(209)	344,914
3-Month USD-LIBOR	Pay	2.91	Semi-Annually	08/22/2048	USD	3,900,000	(143,206)	30,876	(174,082)
3-Month USD-LIBOR	Pay	2.94	Quarterly	08/22/2048	USD	900,000	(39,691)	—	(39,691)
6-Month EUR-EURIBOR	Receive	0.75	Annually	09/18/2029	EUR	40,200,000	784,918	347,614	437,304
6-Month EUR-EURIBOR	Receive	1.00	Annually	06/19/2029	EUR	10,500,000	547,013	76,515	470,498
6-Month EUR-EURIBOR	Receive	1.25	Semi-Annually	09/18/2049	EUR	2,500,000	95,908	18,796	77,112

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2019

Transamerica Total Return

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2019

(unaudited)

CENTRALLY CLEARED SWAP AGREEMENTS (continued):

Interest Rate Swap Agreements (continued)
Floating Rate Index	Pay/Receive Fixed Rate	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount		Value	Premiums Paid (Received)	Net Unrealized Appreciation (Depreciation)
6-Month EUR-EURIBOR	Receive	1.50%	Semi-Annually	07/04/2042	EUR	5,800,000	$679,034	$—	$679,034
6-Month GBP-LIBOR	Pay	1.25	Semi-Annually	09/18/2024	GBP	8,500,000	(11,093)	19,141	(30,234)
6-Month GBP-LIBOR	Pay	1.50	Semi-Annually	06/19/2029	GBP	2,200,000	(36,305)	(16,429)	(19,876)
6-Month GBP-LIBOR	Pay	1.50	Semi-Annually	09/18/2029	GBP	7,100,000	(101,052)	(49,635)	(51,417)
6-Month GBP-LIBOR	Pay	1.50	Semi-Annually	09/18/2049	GBP	1,000,000	974	16,046	(15,072)
6-Month GBP-LIBOR	Pay	1.75	Semi-Annually	06/19/2049	GBP	4,700,000	(387,461)	(323,314)	(64,147)
6-Month JPY-LIBOR	Pay	0.30	Semi-Annually	03/18/2026	JPY	1,960,000,000	(336,361)	(99,444)	(236,917)
6-Month JPY-LIBOR	Pay	0.30	Semi-Annually	03/18/2026	JPY	2,620,000,000	(448,261)	(105,586)	(342,675)
6-Month JPY-LIBOR	Pay	0.30	Semi-Annually	09/20/2027	JPY	840,000,000	(146,742)	(28,315)	(118,427)
6-Month JPY-LIBOR	Pay	0.30	Semi-Annually	03/20/2028	JPY	300,000,000	(51,687)	18,972	(70,659)
6-Month JPY-LIBOR	Receive	0.38	Semi-Annually	06/18/2028	JPY	740,000,000	182,042	39,705	142,337
6-Month JPY-LIBOR	Pay	0.45	Semi-Annually	03/20/2029	JPY	440,000,000	(130,868)	(29,905)	(100,963)
6-Month JPY-LIBOR	Pay	0.71	Semi-Annually	10/31/2038	JPY	260,000,000	(123,240)	16,204	(139,444)
6-Month JPY-LIBOR	Pay	0.75	Semi-Annually	03/20/2038	JPY	750,000,000	(425,678)	21,019	(446,697)
6-Month JPY-LIBOR	Pay	0.75	Semi-Annually	12/20/2038	JPY	1,160,000,000	(665,829)	68,399	(734,228)
6-Month JPY-LIBOR	Pay	0.79	Semi-Annually	11/12/2038	JPY	140,000,000	(90,192)	468	(90,660)
6-Month JPY-LIBOR	Pay	0.80	Semi-Annually	10/22/2038	JPY	90,000,000	(57,570)	—	(57,570)

Total							$(376,443)	$725,163	$(1,101,606)

OVER-THE-COUNTER SWAP AGREEMENTS:

Credit Default Swap Agreements on Corporate and Sovereign Issues - Sell Protection (S)
Reference Obligation	Counterparty	Fixed Rate Receivable	Payment Frequency	Maturity Date	Implied Credit Spread at April 30, 2019 (T)	Notional Amount (U)		Value (V)	Premiums Paid (Received)	Net Unrealized Appreciation (Depreciation)
Petrobras Global Finance BV, 8.38%, 12/10/2018	GSI	1.00%	Quarterly	12/20/2019	0.33	USD	400,000	$1,663	$(5,311)	$6,974
Republic of South Africa Government International Bond, 5.50%, 03/09/2020	GSI	1.00	Quarterly	06/20/2024	1.87	USD	1,900,000	(74,964)	(77,802)	2,838
Russia Foreign Bond - Eurobond, 7.50%, 03/31/2030	GSI	1.00	Quarterly	06/20/2024	1.25	USD	5,300,000	(55,881)	(84,360)	28,479

Total								$(129,182)	$(167,473)	$38,291

Credit Default Swap Agreements on Credit Indices - Sell Protection (S)
Reference Obligation	Counterparty	Fixed Rate Receivable	Payment Frequency	Maturity Date	Notional Amount (U)		Value (V)	Premiums Paid (Received)	Net Unrealized Appreciation (Depreciation)
North America CMBS Basket Index - Series AAA9	MLI	0.50%	Monthly	09/17/2058	USD	3,600,000	$ 39,547	$ (136,429)	$ 175,976

Value
OTC Swap Agreements, at value (Assets)	$41,210
OTC Swap Agreements, at value (Liabilities)	$(130,845)

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2019

Transamerica Total Return

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2019

(unaudited)

FUTURES CONTRACTS:
Description	Long/Short	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation	Unrealized Depreciation
90-Day Eurodollar	Short	(75)	03/16/2020	$(18,203,361)	$(18,313,125)	$—	$(109,764)
90-Day Eurodollar	Short	(310)	06/15/2020	(75,452,339)	(75,764,000)	—	(311,661)
90-Day Eurodollar	Short	(181)	09/14/2020	(44,053,279)	(44,268,075)	—	(214,796)
90-Day Eurodollar	Short	(104)	12/14/2020	(25,251,679)	(25,438,400)	—	(186,721)
5-Year U.S. Treasury Note	Long	1,430	06/28/2019	164,179,162	165,366,094	1,186,932	—
10-Year Australian Treasury Bond	Short	(318)	06/17/2019	(30,634,536)	(30,998,790)	—	(364,254)
10-Year Canada Government Bond	Short	(50)	06/19/2019	(5,083,558)	(5,157,125)	—	(73,567)
10-Year Japan Government Bond	Short	(6)	06/13/2019	(8,211,570)	(8,226,401)	—	(14,831)
10-Year U.S. Treasury Note	Long	341	06/19/2019	41,909,386	42,172,109	262,723	—
3-Year Australian Treasury Bond	Short	(35)	06/17/2019	(2,810,118)	(2,810,963)	—	(845)
Euro OAT Index	Short	(260)	06/06/2019	(46,329,110)	(47,241,816)	—	(912,706)
Euro-BTP Italy Government Bond	Short	(382)	06/06/2019	(54,118,082)	(55,895,772)	—	(1,777,690)
German Euro Bund	Long	170	06/06/2019	31,360,048	31,520,004	159,956	—
German Euro BUXL Index	Short	(38)	06/06/2019	(7,767,178)	(8,044,254)	—	(277,076)
German Euro Schatz Index	Short	(26)	06/06/2019	(3,258,710)	(3,263,768)	—	(5,058)
OTC Call Options Exercise Price EUR 159.00 on German Euro Bund Futures	Long	239	05/24/2019	2,844	2,681	—	(163)
OTC Call Options Exercise Price EUR 175.00 on German Euro Bund Futures	Long	269	05/24/2019	3,201	3,017	—	(184)
OTC Put Options Exercise Price EUR 145.50 on German Euro Bund Futures	Long	188	05/24/2019	2,238	2,109	—	(129)
U.K. Gilt	Short	(75)	06/26/2019	(12,443,500)	(12,451,899)	—	(8,399)
U.S. Treasury Bond	Short	(164)	06/19/2019	(23,917,270)	(24,184,875)	—	(267,605)

Total						$1,609,611	$(4,525,449)

FORWARD FOREIGN CURRENCY CONTRACTS:
Counterparty	Settlement Date	Currency Purchased		Currency Sold		Unrealized Appreciation	Unrealized Depreciation
BCLY	05/03/2019	CAD	8,998,000	USD	6,674,271	$42,695	$—
BCLY	05/03/2019	AUD	3,867,000	USD	2,725,951	290	—
BCLY	05/15/2019	GBP	4,738,000	USD	6,250,598	—	(67,074)
BCLY	06/04/2019	USD	2,728,128	AUD	3,867,000	—	(283)
BCLY	06/26/2019	USD	5,372	MXN	103,222	—	(22)
BNP	08/14/2019	MXN	13,290,094	USD	677,731	11,249	—
BNP	10/02/2019	USD	2,420,352	BRL	9,200,000	104,115	—
BNP	01/03/2020	USD	6,679,190	BRL	25,600,000	280,298	—
BOA	05/03/2019	USD	6,542,697	CAD	8,821,518	—	(42,526)
BOA	05/03/2019	USD	20,208,319	EUR	17,909,000	116,280	—
BOA	05/15/2019	JPY	591,600,000	USD	5,321,307	—	(3,621)
BOA	06/04/2019	CAD	8,821,518	USD	6,547,645	43,132	—
CITI	05/03/2019	USD	2,512,792	AUD	3,527,000	26,252	—
CITI	05/03/2019	USD	7,415,371	GBP	5,743,000	—	(74,708)
CITI	05/15/2019	USD	13,807,550	GBP	10,347,000	303,768	—
CITI	05/15/2019	GBP	12,467,000	USD	16,399,592	—	(129,017)
CITI	06/04/2019	GBP	5,743,000	USD	7,427,857	75,304	—
CITI	06/26/2019	USD	2,906,728	MXN	57,280,778	—	(86,969)
CITI	06/26/2019	MXN	57,384,000	USD	2,947,349	51,742	—
CITI	08/14/2019	USD	676,196	MXN	13,290,094	—	(12,783)
GSB	05/15/2019	USD	8,911	MXN	172,000	—	(139)
GSB	06/24/2019	USD	3,167,401	JPY	350,000,000	11,196	—
HSBC	05/03/2019	USD	6,629,392	CAD	8,829,482	38,224	—
JPM	05/03/2019	USD	241,283	AUD	340,000	1,582	—
JPM	05/03/2019	USD	863,729	EUR	766,000	4,356	—
JPM	05/03/2019	EUR	1,826,000	USD	2,058,596	360	(10,373)
JPM	05/15/2019	USD	2,768,125	GBP	2,108,000	16,992	—
JPM	05/15/2019	USD	1,330,440	JPY	146,000,000	18,097	—

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2019

Transamerica Total Return

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2019

(unaudited)

FORWARD FOREIGN CURRENCY CONTRACTS (continued):
Counterparty	Settlement Date	Currency Purchased		Currency Sold		Unrealized Appreciation	Unrealized Depreciation
JPM	05/15/2019	JPY	1,944,300,000	USD	17,597,645	$—	$(121,010)
JPM	05/15/2019	GBP	1,678,000	USD	2,196,870	—	(6,927)
JPM	10/02/2019	USD	1,867,291	BRL	7,100,000	79,760	—
SCB	05/03/2019	GBP	5,743,000	USD	7,614,609	—	(124,530)
UBS	05/03/2019	CAD	8,653,000	USD	6,450,242	9,183	—
UBS	05/03/2019	EUR	16,849,000	USD	18,779,727	123,102	—
UBS	05/15/2019	USD	5,156,621	GBP	3,981,000	—	(38,948)
UBS	06/03/2019	USD	14,284,064	JPY	1,570,000,000	149,738	—
UBS	06/04/2019	USD	18,830,965	EUR	16,849,000	—	(124,211)

Total						$1,507,715	$(843,141)

SECURITY VALUATION:

Valuation Inputs (W)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Asset-Backed Securities	$—	$98,329,875	$—	$98,329,875
Certificates of Deposit	—	5,700,000	—	5,700,000
Corporate Debt Securities	—	387,371,900	—	387,371,900
Foreign Government Obligations	—	24,400,373	—	24,400,373
Mortgage-Backed Securities	—	41,780,465	—	41,780,465
Municipal Government Obligations	—	3,899,985	—	3,899,985
U.S. Government Agency Obligations	—	468,575,503	—	468,575,503
U.S. Government Obligations	—	205,050,732	—	205,050,732
Common Stock	499	—	—	499
Short-Term Foreign Government Obligations	—	17,238,769	—	17,238,769
Other Investment Company	7,643,038	—	—	7,643,038
Exchange-Traded Options Purchased	2,113	—	—	2,113
Over-the-Counter Options Purchased	—	0	—	0
Over-the-Counter Interest Rate Swaptions Purchased	—	6,504	—	6,504

Total Investments	$7,645,650	$1,252,354,106	$—	$1,259,999,756

Other Financial Instruments
Centrally Cleared Credit Default Swap Agreements	$—	$671,203	$—	$671,203
Centrally Cleared Interest Rate Swap Agreements	—	2,889,692	—	2,889,692
Over-the-Counter Credit Default Swap Agreements	—	41,210	—	41,210
Futures Contracts (X)	1,609,611	—	—	1,609,611
Forward Foreign Currency Contracts (X)	—	1,507,715	—	1,507,715

Total Other Financial Instruments	$1,609,611	$5,109,820	$—	$6,719,431

LIABILITIES
Other Financial Instruments
Reverse Repurchase Agreements	$—	$(106,210,658)	$—	$(106,210,658)
Over-the-Counter Foreign Exchange Options Written	—	(16,115)	—	(16,115)
Over-the-Counter Credit Default Swaptions Written	—	(7)	—	(7)
Over-the-Counter Interest Rate Swaptions Written	—	(4,042)	—	(4,042)
Centrally Cleared Credit Default Swap Agreements	—	(1,183,336)	—	(1,183,336)
Centrally Cleared Interest Rate Swap Agreements	—	(3,266,135)	—	(3,266,135)
Over-the-Counter Credit Default Swap Agreements	—	(130,845)	—	(130,845)
Futures Contracts (X)	(4,525,449)	—	—	(4,525,449)
Forward Foreign Currency Contracts (X)	—	(843,141)	—	(843,141)

Total Other Financial Instruments	$(4,525,449)	$(111,654,279)	$—	$(116,179,728)

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2019

Transamerica Total Return

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2019

(unaudited)

SECURITY VALUATION (continued):

Transfers

Investments	Transfers from Level 1 to Level 3	Transfers from Level 3 to Level 1	Transfers from Level 2 to Level 3	Transfers from Level 3 to Level 2
Asset-Backed Securities (C)	$—	$—	$—	$4,243,751

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	Floating or variable rate securities. The rates disclosed are as of April 30, 2019. For securities based on a published reference rate and spread, the reference rate and spread are indicated within the description. Variable rate securities with a floor or ceiling feature are disclosed at the inherent rate, where applicable. Certain variable rate securities are not based on a published reference rate and spread, but are determined by the issuer or agent and are based on current market conditions; these securities do not indicate a reference rate and spread in the description.
(B)	Securities are registered pursuant to Rule 144A of the Securities Act of 1933. Unless otherwise indicated, the securities are deemed to be liquid for purposes of compliance limitations on holdings of illiquid securities and may be resold as transactions exempt from registration, normally to qualified institutional buyers. At April 30, 2019, the total value of 144A securities is $196,255,698, representing 28.0% of the Fund’s net assets.
(C)	Transferred from Level 3 to 2 due to utilizing observable inputs. As of prior reporting period the security utilized significant unobservable inputs.
(D)	Securities are exempt from registration under Regulation S of the Securities Act of 1933, which exempts from registration securities offered and sold outside the United States. Securities may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933. At April 30, 2019, the total value of Regulation S securities is $19,844,085, representing 2.8% of the Fund’s net assets.
(E)	Perpetual maturity. The date displayed is the next call date.
(F)	All or a portion of the securities are on loan. The total value of all securities on loan is $7,486,477. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(G)	Payment in-kind. Security pays interest or dividends in the form of additional bonds or preferred stock. If the security makes a cash payment in addition to in-kind, the cash rate is disclosed separately.
(H)	Percentage rounds to less than 0.1% or (0.1)%.
(I)	Fair valued as determined in good faith in accordance with procedures established by the Board. At April 30, 2019, the value of the security is $3,260,001, representing 0.5% of the Fund’s net assets.
(J)	When-issued, delayed-delivery and/or forward commitment (including TBAs) securities. Securities to be settled and delivered after April 30, 2019. Securities may display a coupon rate of 0.00%, as the rate is to be determined at time of settlement.
(K)	Securities are subject to sale-buyback transactions.
(L)	All or a portion of these securities have been segregated by the custodian as collateral for open over-the-counter options and/or swaptions, swap agreements and forward foreign currency contracts. The total value of such securities is $347,924.
(M)	All or a portion of these securities have been segregated by the custodian as collateral to cover margin requirements for open futures contracts. The total value of such securities is $1,890,471.
(N)	All or a portion of these securities have been segregated by the custodian as collateral for centrally cleared swap agreements. The total value of such securities is $4,308,840.
(O)	Non-income producing security.
(P)	Rates disclosed reflect the yields at April 30, 2019.
(Q)	Percentage rounds to less than 0.01% or (0.01)%.
(R)	Rounds to less than $1 or $(1).
(S)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (a) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced obligation or (b) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap agreement less the recovery value of the referenced obligation or underlying securities comprising the referenced obligation.
(T)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues or sovereign issues of an emerging country as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood of risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. A credit spread identified as “Defaulted” indicates a credit event has occurred for the referenced entity or obligation.
(U)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(V)	The quoted market prices and resulting values for credit default swap agreements on asset-backed securities and credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative had the notional amount of the swap agreement been closed/sold as of the period ended. Increasing market values, in absolute terms when compared to the notional amount of the swap agreement, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2019

Transamerica Total Return

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2019

(unaudited)

FOOTNOTES TO SCHEDULE OF INVESTMENTS (continued):

(W)	The Fund recognizes transfers in and out of Level 3 as of April 30, 2019. Please reference the Security Valuation section of the Notes to Financial Statements for more information regarding security valuation and pricing inputs.
(X)	Futures contracts and/or forward foreign currency contracts are valued at unrealized appreciation (depreciation).

CURRENCY ABBREVIATIONS:

AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
EUR	Euro
GBP	Pound Sterling
JPY	Japanese Yen
MXN	Mexican Peso
PEN	Peruvian Sol
USD	United States Dollar

COUNTERPARTY ABBREVIATIONS:

BCLY	Barclays Bank PLC
BNP	BNP Paribas
BOA	Bank of America, N.A.
CITI	Citibank, N.A.
GSB	Goldman Sachs Bank
GSC	Goldman Sachs & Co.
GSI	Goldman Sachs International
HSBC	HSBC Bank USA
JPM	JPMorgan Chase Bank, N.A.
MLI	Merrill Lynch International
SCB	Standard Chartered Bank
UBS	UBS AG

PORTFOLIO ABBREVIATIONS:

BTP	Buoni del Tesoro Poliennali (Italian Treasury Bonds)
BUXL	Bundesanleihen (German Long-Term Debt)
CDOR	Canadian Dollar Offered Rate
CMBS	Commercial Mortgage-Backed Securities
CMT	Constant Maturity Treasury
EURIBOR	Euro Interbank Offer Rate
LIBOR	London Interbank Offered Rate
MTA	Month Treasury Average
MTN	Medium Term Note
OAT	Obligations Assimilables du Tresor (Treasury Obligations)
OTC	Over-the-Counter
Schatz	Bundesschatzanweisungen (German Federal Government 2-Year Securities)
STRIPS	Separate Trading of Registered Interest and Principal of Securities
TBA	To Be Announced

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2019

STATEMENTS OF ASSETS AND LIABILITIES

At April 30, 2019

(unaudited)

	Transamerica Core Bond	Transamerica Global Real Estate Securities	Transamerica International Value	Transamerica Long/Short Strategy	Transamerica Mid Cap Value
Assets:
Investments, at value (A) (B)	$1,129,006,407	$22,509,788	$9,671,587	$11,594,186	$146,627,345
Repurchase agreements, at value (C)	14,478,763	671,830	—	—	3,242,309
Cash	72,873	1,164	126,232	11,693	—
Cash collateral pledged at broker for:
Securities sold short	—	—	—	7,477,430	—
Foreign currency, at value (D)	—	6,776	3	—	—
Receivables and other assets:
Investments sold	111,009	144,407	73,413	227,866	84,662
Net income from securities lending	1,418	405	121	—	116
Dividends and/or distributions	—	63,759	46,549	6,304	53,866
Interest	5,797,907	27	—	—	131
Tax reclaims	—	7,799	8,919	—	—
Due from investment manager	—	—	65,341	—	—
Unrealized appreciation on OTC swap agreements - CFD	—	10,060	—	—	—
Unrealized appreciation on forward foreign currency contracts	—	8,678	—	—	—
Prepaid expenses	6,469	111	58	57	700
Other assets	—	—	—	10,753	—
Total assets	1,149,474,846	23,424,804	9,992,223	19,328,289	150,009,129

Liabilities:
Securities sold short, at value (E)	—	—	—	8,223,328	—
Cash collateral received upon return of:
Securities on loan	6,358,891	792,556	168,778	—	620,407
Payables and other liabilities:
Investments purchased	400,298	371,103	86,650	199,920	31,547
When-issued, delayed-delivery, forward and TBA commitments purchased	569,402	—	—	—	—
Shares of beneficial interest redeemed	441,245	16,853	—	400,000	165,668
Dividends, interest and fees for borrowings from securities sold short	—	—	—	7,581	—
Investment management fees	427,738	15,065	—	12,305	112,111
Transfer agent fees	7,503	147	63	71	973
Trustees, CCO and deferred compensation fees	4,630	77	29	86	613
Audit and tax fees	33,727	9,790	7,295	10,435	11,247
Custody fees	119,100	63,104	29,927	18,271	12,652
Legal fees	15,924	323	273	227	2,595
Printing and shareholder reports fees	5,908	723	1,035	588	1,725
Registration fees	2,248	3,565	2,729	168	470
Other accrued expenses	12,187	1,804	104	730	2,174
Unrealized depreciation on forward foreign currency contracts	—	12,236	3	—	—
Total liabilities	8,398,801	1,287,346	296,886	8,873,710	962,182
Net assets	$1,141,076,045	$22,137,458	$9,695,337	$10,454,579	$149,046,947

Net assets consist of:
Paid-in capital	$1,141,624,439	$19,583,498	$10,031,586	$8,193,360	$79,535,685
Total distributable earnings (accumulated losses)	(548,394)	2,553,960	(336,249)	2,261,219	69,511,262
Net assets	$1,141,076,045	$22,137,458	$9,695,337	$10,454,579	$149,046,947
Shares outstanding (unlimited shares, no par value)	115,944,115	1,554,877	1,003,727	1,676,690	11,528,480
Net asset value and offering price per share	$9.84	$14.24	$9.66	$6.24	$12.93

(A) Investments, at cost	$1,120,816,468	$19,941,954	$10,025,646	$9,559,459	$83,069,133
(B) Securities on loan, at value	$6,229,838	$753,502	$160,544	$—	$606,226
(C) Repurchase agreements, at cost	$14,478,763	$671,830	$—	$—	$3,242,309
(D) Foreign currency, at cost	$—	$6,781	$3	$—	$—
(E) Proceeds received from securities sold short	$—	$—	$—	$8,080,329	$—

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2019

STATEMENTS OF ASSETS AND LIABILITIES (continued)

At April 30, 2019

(unaudited)

Transamerica Total Return
Assets:
Investments, at value (A) (B)	$1,259,999,756
Cash collateral pledged at broker for:
Centrally cleared swap agreements	2,592,000
Futures contracts	1,719,000
Foreign currency, at value (C)	2,793,237
OTC swap agreements, at value	41,210
Receivables and other assets:
Investments sold	1,256,484
When-issued, delayed-delivery, forward and TBA commitments sold	337,536,188
Net income from securities lending	1,735
Interest	5,342,071
Tax reclaims	2,138
Variation margin receivable on centrally cleared swap agreements	298,488
Variation margin receivable on futures contracts	602,096
Unrealized appreciation on forward foreign currency contracts	1,507,715
Prepaid expenses	4,202
Total assets	1,613,696,320

Liabilities:
Cash collateral received upon return of:
Securities on loan	7,643,038
Cash collateral at broker for:
TBA commitments	1,626,000
Reverse repurchase agreements	30,000
OTC derivatives (F)	790,000
Written options and swaptions, at value (D)	20,164
Reverse repurchase agreements, at value (E)	106,210,658
OTC swap agreements, at value	130,845
Payables and other liabilities:
When-issued, delayed-delivery, forward and TBA commitments purchased	783,249,473
Sale-buyback financing transactions	9,635,058
Shares of beneficial interest redeemed	670,441
Interest	154,750
Deferred income for sale-buyback financing transactions	60
Due to custodian	297,565
Investment management fees	456,128
Transfer agent fees	4,636
Trustees, CCO and deferred compensation fees	2,857
Audit and tax fees	23,156
Custody fees	208,662
Legal fees	7,074
Printing and shareholder reports fees	2,894
Registration fees	1,282
Other accrued expenses	8,261
Unrealized depreciation on forward foreign currency contracts	843,141
Total liabilities	912,016,143
Net assets	$701,680,177

Net assets consist of:
Paid-in capital	$705,919,077
Total distributable earnings (accumulated losses)	(4,238,900)
Net assets	$701,680,177
Shares outstanding (unlimited shares, no par value)	69,174,191
Net asset value and offering price per share	$10.14

(A) Investments, at cost	$1,251,855,285
(B) Securities on loan, at value	$7,486,477
(C) Foreign currency, at cost	$2,884,262
(D) Reverse repurchase agreements, at cost	$106,210,658
(E) Premium received on written options and swaptions	$(87,394)

(F)	OTC derivatives may include swaps, options and/or swaptions and forward foreign currency contracts.

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2019

STATEMENTS OF OPERATIONS

For the period ended April 30, 2019

(unaudited)

	Transamerica Core Bond	Transamerica Global Real Estate Securities	Transamerica International Value	Transamerica Long/Short Strategy	Transamerica Mid Cap Value
Investment Income:
Dividend income	$—	$360,030	$137,329	$93,413	$1,554,453
Interest income	19,266,529	2,720	—	83,506	12,869
Net income from securities lending	7,516	914	816	—	1,450
Withholding taxes on foreign income	—	(13,975)	(13,945)	(133)	—
Total investment income	19,274,045	349,689	124,200	176,786	1,568,772
Expenses:
Investment management fees	2,447,797	84,209	32,466	68,887	623,274
Transfer agent fees	43,005	820	343	420	5,408
Trustees, CCO and deferred compensation fees	13,941	237	109	140	1,727
Audit and tax fees	30,448	11,578	13,311	10,061	10,745
Custody fees	122,875	23,491	34,233	12,742	6,059
Legal fees	27,344	531	5,659	321	3,861
Printing and shareholder reports fees	6,907	3,551	7,430	665	1,453
Registration fees	8,271	23,711	31,770	1,170	2,040
Dividends, interest and fees for borrowings from securities sold short	—	—	—	101,831	—
Other	20,567	4,018	1,227	2,989	5,538
Total expenses before waiver and/or reimbursement and recapture	2,721,155	152,146	126,548	199,226	660,105
Expense waived and/or reimbursed	—	—	(105,668)	(12,073)	—
Recapture of previously waived and/or reimbursed fees	—	—	24,848	3,722	—
Net expenses	2,721,155	152,146	45,728	190,875	660,105

Net investment income (loss)	16,552,890	197,543	78,472	(14,089)	908,667

Net realized gain (loss) on:
Investments	(1,296,747)	231,607	(40,967)	560,430	6,607,736
Securities sold short	—	—	—	71,996	—
Swap agreements	—	26,242	—	—	—
Forward foreign currency contracts	—	3,708	27	—	—
Foreign currency transactions	—	(291)	(333)	6	—
Net realized gain (loss)	(1,296,747)	261,266	(41,273)	632,432	6,607,736

Net change in unrealized appreciation (depreciation) on:
Investments	44,940,402	1,958,403	512,165	666,656	5,862,831
Securities sold short	—	—	—	(725,929)	—
Swap agreements	—	10,060	—	—	—
Forward foreign currency contracts	—	(3,558)	(3)	—	—
Translation of assets and liabilities denominated in foreign currencies	—	219	223	—	—
Net change in unrealized appreciation (depreciation)	44,940,402	1,965,124	512,385	(59,273)	5,862,831
Net realized and change in unrealized gain (loss)	43,643,655	2,226,390	471,112	573,159	12,470,567
Net increase (decrease) in net assets resulting from operations	$60,196,545	$2,423,933	$549,584	$559,070	$13,379,234

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2019

STATEMENTS OF OPERATIONS (continued)

For the period ended April 30, 2019

(unaudited)

Transamerica Total Return
Investment Income:
Interest income	$12,905,098
Net income from securities lending	21,972
Total investment income	12,927,070

Expenses:
Investment management fees	2,398,678
Transfer agent fees	26,835
Trustees, CCO and deferred compensation fees	8,762
Audit and tax fees	22,112
Custody fees	134,710
Legal fees	15,219
Printing and shareholder reports fees	3,675
Registration fees	5,491
Interest	30,631
Other	16,517
Total expenses before waiver and/or reimbursement and recapture	2,662,630
Expense waived and/or reimbursed	(192,847)
Recapture of previously waived and/or reimbursed fees	68,950
Net expenses	2,538,733

Net investment income (loss)	10,388,337

Net realized gain (loss) on:
Investments	11,943,191
Written options and swaptions	581,445
Swap agreements	2,175,623
Futures contracts	(5,966,868)
Forward foreign currency contracts	2,216,780
Foreign currency transactions	(856,729)
Net realized gain (loss)	10,093,442

Net change in unrealized appreciation (depreciation) on:
Investments	19,818,833
Written options and swaptions	176,827
Swap agreements	(2,613,168)
Futures contracts	(3,116,434)
Forward foreign currency contracts	(1,929,534)
Translation of assets and liabilities denominated in foreign currencies	(174,822)
Net change in unrealized appreciation (depreciation)	12,161,702
Net realized and change in unrealized gain (loss)	22,255,144
Net increase (decrease) in net assets resulting from operations	$32,643,481

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2019

STATEMENTS OF CHANGES IN NET ASSETS

For the period and year ended:

	Transamerica Core Bond		Transamerica Global Real Estate Securities		Transamerica International Value
	April 30, 2019 (unaudited)	October 31, 2018	April 30, 2019 (unaudited)	October 31, 2018	April 30, 2019 (unaudited)	October 31, 2018 (A)
From operations:
Net investment income (loss)	$16,552,890	$35,613,759	$197,543	$359,890	$78,472	$32,633
Net realized gain (loss)	(1,296,747)	(1,412,140)	261,266	1,889,142	(41,273)	(20,283)
Net change in unrealized appreciation (depreciation)	44,940,402	(57,816,404)	1,965,124	(3,025,818)	512,385	(866,597)
Net increase (decrease) in net assets resulting from operations	60,196,545	(23,614,785)	2,423,933	(776,786)	549,584	(854,247)

Distributions to shareholders:
Dividends and/or distributions to shareholders	(17,539,891)	(38,247,090)	(478,122)	(959,199)	(31,900)	—
Net increase (decrease) in net assets resulting from distributions to shareholders	(17,539,891)	(38,247,090)	(478,122)	(959,199)	(31,900)	—

Capital share transactions:
Proceeds from shares sold	9,224,703	159,140,915	37,244	3,385,856	—	10,000,000
Dividends and/or distributions reinvested	17,539,891	38,247,090	478,122	959,199	31,900	—
Cost of shares redeemed	(100,626,375)	(273,074,148)	(2,538,116)	(7,727,398)	—	—
Net increase (decrease) in net assets resulting from capital share transactions	(73,861,781)	(75,686,143)	(2,022,750)	(3,382,343)	31,900	10,000,000
Net increase (decrease) in net assets	(31,205,127)	(137,548,018)	(76,939)	(5,118,328)	549,584	9,145,753

Net assets:
Beginning of period/year	1,172,281,172	1,309,829,190	22,214,397	27,332,725	9,145,753	—
End of period/year	$1,141,076,045	$1,172,281,172	$22,137,458	$22,214,397	$9,695,337	$9,145,753

Capital share transactions - shares:
Shares issued	952,742	16,295,909	2,700	243,853	—	1,000,000
Shares reinvested	1,809,278	3,944,060	37,167	68,440	3,727	—
Shares redeemed	(10,397,839)	(28,100,628)	(187,977)	(552,529)	—	—
Net increase (decrease) in shares outstanding	(7,635,819)	(7,860,659)	(148,110)	(240,236)	3,727	1,000,000

(A)	Commenced operations on August 31, 2018.

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2019

STATEMENTS OF CHANGES IN NET ASSETS (continued)

For the period and year ended:

	Transamerica Long/Short Strategy		Transamerica Mid Cap Value		Transamerica Total Return
	April 30, 2019 (unaudited)	October 31, 2018	April 30, 2019 (unaudited)	October 31, 2018	April 30, 2019 (unaudited)	October 31, 2018
From operations:
Net investment income (loss)	$(14,089)	$(228,966)	$908,667	$2,278,074	$10,388,337	$15,461,595
Net realized gain (loss)	632,432	779,485	6,607,736	30,642,675	10,093,442	(12,249,369)
Net change in unrealized appreciation (depreciation)	(59,273)	(373,726)	5,862,831	(30,577,242)	12,161,702	(17,307,291)
Net increase (decrease) in net assets resulting from operations	559,070	176,793	13,379,234	2,343,507	32,643,481	(14,095,065)

Distributions to shareholders:
Dividends and/or distributions to shareholders	(439,052)	(1,591,832)	(32,341,429)	(19,237,424)	(10,957,231)	(13,383,223)
Net increase (decrease) in net assets resulting from distributions to shareholders	(439,052)	(1,591,832)	(32,341,429)	(19,237,424)	(10,957,231)	(13,383,223)

Capital share transactions:
Proceeds from shares sold	12,000	187,000	104,066	19,479,665	1,447,601	264,505,402
Dividends and/or distributions reinvested	439,052	1,591,832	32,341,429	19,237,424	10,957,231	13,383,223
Cost of shares redeemed	(2,125,000)	(6,086,000)	(16,552,325)	(85,621,867)	(78,453,173)	(129,434,746)
Net increase (decrease) in net assets resulting from capital share transactions	(1,673,948)	(4,307,168)	15,893,170	(46,904,778)	(66,048,341)	148,453,879
Net increase (decrease) in net assets	(1,553,930)	(5,722,207)	(3,069,025)	(63,798,695)	(44,362,091)	120,975,591

Net assets:
Beginning of period/year	12,008,509	17,730,716	152,115,972	215,914,667	746,042,268	625,066,677
End of period/year	$10,454,579	$12,008,509	$149,046,947	$152,115,972	$701,680,177	$746,042,268

Capital share transactions - shares:
Shares issued	1,974	29,772	8,292	1,182,250	144,522	26,593,339
Shares reinvested	74,924	258,414	2,978,032	1,202,339	1,102,722	1,339,269
Shares redeemed	(348,234)	(957,195)	(1,321,519)	(5,204,386)	(7,875,426)	(12,951,568)
Net increase (decrease) in shares outstanding	(271,336)	(669,009)	1,664,805	(2,819,797)	(6,628,182)	14,981,040

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2019

STATEMENT OF CASH FLOWS

For the period ended April 30, 2019

(unaudited)

Transamerica Long/Short Strategy
Cash flows provided by (used for) operating activities:
Net increase (decrease) in net assets resulting from operations	$559,070
Adjustments to reconcile net increase (decrease) in net assets resulting from operations to net cash provided by (used for) operating activities:
Purchases of long-term investments	(7,124,393)
Proceeds from long-term investments	9,368,454
Purchases to cover securities sold short	(6,475,717)
Proceeds from securities sold short	5,200,173
Net purchases/proceeds of short-term investments	663,221
Net change in unrealized appreciation (depreciation)	59,273
Net realized gain (loss)	(632,432)
(Increase) decrease in receivables for investments sold	774,363
(Increase) decrease in receivables for interest	23
(Increase) decrease in receivables for dividends	(7)
(Increase) decrease in other assets	859
(Increase) decrease in prepaid expenses	(57)
Increase (decrease) in payables for investments purchased	(1,610,194)
Increase (decrease) in dividends, interest and fees for borrowings from securities sold short	(30,398)
Increase (decrease) in accrued liabilities	1,727
Net cash provided by (used for) in forward foreign currency contracts	6
Net cash provided by (used for) operating activities	753,971

Cash flows from financing activities:
Increase (decrease) in payable to custodian for cash overdraft	(186,119)
Proceeds from shares sold, net of receivable for shares sold	12,000
Payment of shares redeemed, net of payable for shares redeemed	(1,725,000)
Net cash provided by (used for) financing activities	(1,899,119)
Net increase (decrease) in cash and foreign currencies	(1,145,148)
Cash and foreign currencies, at beginning of period (A)	$8,634,271
Cash and foreign currencies, at end of period (A)	$7,489,123

Supplemental disclosure of cash flow information:
Dividends, interest and fees for borrowings from securities sold short paid	$132,229
Non-cash financing activities included herein consist of reinvestment of distributions	$439,052

(A)	For the period ended April 30, 2019, the beginning and ending cash balances consist of the following:

	Beginning of Period	End of Period
Assets:
Cash	$—	$11,693
Cash collateral pledged at broker:
Securities sold short	8,634,271	7,477,430
Total assets	8,634,271	7,489,123
Net cash per statement of assets and liabilities	$8,634,271	$7,489,123
Total cash and foreign currencies per statement of cash flows	$8,634,271	$7,489,123

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2019

FINANCIAL HIGHLIGHTS

For a share outstanding during the period and years indicated:	Transamerica Core Bond
	April 30, 2019 (unaudited)		October 31, 2018		October 31, 2017		October 31, 2016		October 31, 2015	October 31, 2014
Net asset value, beginning of period/year	$9.49		$9.97		$10.15		$10.02		$10.16	$10.32

Investment operations:
Net investment income (loss) (A)	0.14		0.28		0.26		0.24	(B)	0.27	0.30
Net realized and unrealized gain (loss)	0.36		(0.46)		(0.15)		0.16		(0.03)	0.12
Total investment operations	0.50		(0.18)		0.11		0.40		0.24	0.42

Dividends and/or distributions to shareholders:
Net investment income	(0.15)		(0.30)		(0.29)		(0.27)		(0.30)	(0.39)
Net realized gains	—		—		—		—		(0.08)	(0.19)
Total dividends and/or distributions to shareholders	(0.15)		(0.30)		(0.29)		(0.27)		(0.38)	(0.58)

Net asset value, end of period/year	$9.84		$9.49		$9.97		$10.15		$10.02	$10.16
Total return	5.28	%(C)	(1.84)%		1.11%		4.03%		2.44%	4.26%

Ratio and supplemental data:
Net assets end of period/year (000’s)	$1,141,076		$1,172,281		$1,309,829		$1,267,278		$930,168	$824,328
Expenses to average net assets
Excluding waiver and/or reimbursement and recapture	0.47	%(D)	0.46%		0.49%		0.49%		0.52%	0.51%
Including waiver and/or reimbursement and recapture	0.47	%(D)	0.46	%(E)(F)	0.49	%(E)(F)	0.48	%(B)	0.52%	0.51%
Net investment income (loss) to average net assets	2.89	%(D)	2.85%		2.60%		2.40	%(B)	2.65%	2.99%
Portfolio turnover rate	6	%(C)	28%		29%		22%		17%	14%

(A)	Calculated based on average number of shares outstanding.
(B)	Please reference the Custody Out-of-Pocket Expense section of the Notes to Financial Statements for more information regarding the reimbursement of custody fees. The amount of the reimbursement on a per share basis was immaterial to the class. The Expenses to average net assets including waiver and/or reimbursement and recapture ratio, and Net investment income (loss) to average net assets ratio would have been 0.01% higher and 0.01% lower, respectively, had the custodian not reimbursed the Fund.
(C)	Not annualized.
(D)	Annualized.
(E)	Waiver and/or reimbursement rounds to less than 0.01%.
(F)	TAM has voluntarily agreed to waive a portion of its management fee. These amounts are not subject to recapture by TAM in future years.

For a share outstanding during the period and years indicated:	Transamerica Global Real Estate Securities
	April 30, 2019 (unaudited)		October 31, 2018	October 31, 2017	October 31, 2016		October 31, 2015	October 31, 2014
Net asset value, beginning of period/year	$13.04		$14.07	$13.84	$14.26		$14.42	$13.34

Investment operations:
Net investment income (loss) (A)	0.12		0.20	0.19	0.30	(B)	0.22	0.24
Net realized and unrealized gain (loss)	1.37		(0.70)	0.51	(0.39)		(0.06)	1.15
Total investment operations	1.49		(0.50)	0.70	(0.09)		0.16	1.39

Dividends and/or distributions to shareholders:
Net investment income	(0.29)		(0.53)	(0.47)	(0.33)		(0.32)	(0.31)

Net asset value, end of period/year	$14.24		$13.04	$14.07	$13.84		$14.26	$14.42
Total return	11.68	%(C)	(3.76)%	5.26%	(0.65)%		1.13%	10.61%

Ratio and supplemental data:
Net assets end of period/year (000’s)	$22,137		$22,214	$27,333	$38,432		$51,635	$56,478
Expenses to average net assets
Excluding waiver and/or reimbursement and recapture	1.39	%(D)	1.64%	1.44%	1.22%		1.15%	1.11%
Including waiver and/or reimbursement and recapture	1.39	%(D)	1.64%	1.44%	1.16	%(B)	1.15%	1.11%
Net investment income (loss) to average net assets	1.81	%(D)	1.46%	1.39%	2.12	%(B)	1.52%	1.73%
Portfolio turnover rate	101	%(C)	150%	109%	52%		49%	60%

(A)	Calculated based on average number of shares outstanding.
(B)	Please reference the Custody Out-of-Pocket Expense section of the Notes to Financial Statements for more information regarding the reimbursement of custody fees. The amount of the reimbursement on a per share basis was immaterial to the class. The Expenses to average net assets including waiver and/or reimbursement and recapture ratio, and Net investment income (loss) to average net assets ratio would have been 0.06% higher and 0.06% lower, respectively, had the custodian not reimbursed the Fund.
(C)	Not annualized.
(D)	Annualized.

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2019

FINANCIAL HIGHLIGHTS (continued)

For a share outstanding during the periods indicated:	Transamerica International Value
	April 30, 2019 (unaudited)		October 31, 2018 (A)
Net asset value, beginning of period	$9.15		$10.00

Investment operations:
Net investment income (loss) (B)	0.08		0.03
Net realized and unrealized gain (loss)	0.46		(0.88)
Total investment operations	0.54		(0.85)

Dividends and/or distributions to shareholders:
Net investment income	(0.03)		—

Net asset value, end of period	$9.66		$9.15
Total return	5.97	%(C)	(8.50	)%(C)

Ratio and supplemental data:
Net assets end of period(000’s)	$9,695		$9,146
Expenses to average net assets
Excluding waiver and/or reimbursement and recapture	2.77	%(D)	2.59	%(D)
Including waiver and/or reimbursement and recapture	1.00	%(D)	1.00	%(D)
Net investment income (loss) to average net assets	1.72	%(D)	2.01	%(D)
Portfolio turnover rate	15	%(C)	3	%(C)

(A)	Commenced operations on August 31, 2018.
(B)	Calculated based on average number of shares outstanding.
(C)	Not annualized.
(D)	Annualized.

For a share outstanding during the period and years indicated:	Transamerica Long/Short Strategy
	April 30, 2019 (unaudited)		October 31, 2018	October 31, 2017	October 31, 2016		October 31, 2015		October 31, 2014
Net asset value, beginning of period/year	$6.16		$6.78	$6.02	$9.18		$9.56		$8.80

Investment operations:
Net investment income (loss) (A)	(0.01)		(0.10)	(0.12)	(0.15	)(B)	(0.14	)(C)	(0.15	)(C)
Net realized and unrealized gain (loss)	0.33		0.11	0.92	0.09	(D)	(0.12	)(C)	0.91	(C)
Total investment operations	0.32		0.01	0.80	(0.06)		(0.26)		0.76

Dividends and/or distributions to shareholders:
Net investment income	—		—	—	(0.08)		—		—
Net realized gains	(0.24)		(0.63)	(0.04)	(3.02)		(0.12)		—
Total dividends and/or distributions to shareholders	(0.24)		(0.63)	(0.04)	(3.10)		(0.12)		—

Net asset value, end of period/year	$6.24		$6.16	$6.78	$6.02		$9.18		$9.56
Total return	5.20	%(E)	0.20%	13.32%	(0.73)%		(2.81)%		8.64%

Ratio and supplemental data:
Net assets end of period/year (000’s)	$10,455		$12,009	$17,731	$14,328		$35,474		$160,910
Expenses to average net assets
Excluding waiver and/or reimbursement and recapture, including dividends, interest and fees for borrowings from securities sold short	3.56	%(F)	4.12%	4.03%	3.67%		3.42	%(C)	3.46	%(C)
Including waiver and/or reimbursement and recapture, including dividends, interest and fees for borrowings from securities sold short	3.41	%(F)	4.06%	3.89%	3.55	%(B)	3.42	%(C)	3.46	%(C)
Including waiver and/or reimbursement and recapture, excluding dividends, interest and fees for borrowings from securities sold short	1.59	%(F)	1.59%	1.59%	1.49	%(B)	1.42%		1.37%
Net investment income (loss) to average net assets	(0.25	)%(F)	(1.50)%	(1.82)%	(2.24	)%(B)	(1.50	)%(C)	(1.65	)%(C)
Portfolio turnover rate	376	%(E)	728%	915%	955%		1,158%		339%

(A)	Calculated based on average number of shares outstanding.
(B)	Please reference the Custody Out-of-Pocket Expense section of the Notes to Financial Statements for more information regarding the reimbursement of custody fees. The amount of the reimbursement on a per share basis was $0.01. The Expenses to average net assets including waiver and/or reimbursement and recapture, including dividends, interest and fees for borrowings from securities sold short ratio, Expenses to average net assets including waiver and/or reimbursement and recapture, excluding dividends, interest and fees for borrowings from securities sold short ratio and Net investment income (loss) to average net assets ratio would have been 0.10% higher, 0.10% higher and 0.10% lower, respectively, had the custodian not reimbursed the Fund.
(C)	Reclassified fees for borrowings from securities sold short from net realized gain (loss) to expenses. Please reference the Reclassification section of the Notes to Financial Statements for additional information.
(D)	The amount of net realized and unrealized gain/(loss) per share does not correspond with the amounts reported within the Statements of Changes due to the timing of purchases and redemptions of Fund shares and fluctuating market values during the period.
(E)	Not annualized.
(F)	Annualized.

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2019

FINANCIAL HIGHLIGHTS (continued)

For a share outstanding during the period and years indicated:	Transamerica Mid Cap Value
	April 30, 2019 (unaudited)		October 31, 2018		October 31, 2017	October 31, 2016		October 31, 2015	October 31, 2014
Net asset value, beginning of period/year	$15.42		$17.02		$15.60	$15.95		$17.77	$16.58

Investment operations:
Net investment income (loss) (A)	0.08		0.20		0.14	0.13	(B)	0.17	0.12
Net realized and unrealized gain (loss)	0.80		(0.17	)(C)	2.44	0.64		0.57	2.29
Total investment operations	0.88		0.03		2.58	0.77		0.74	2.41

Dividends and/or distributions to shareholders:
Net investment income	(0.23)		(0.16)		(0.15)	(0.13)		(0.17)	(0.15)
Net realized gains	(3.14)		(1.47)		(1.01)	(0.99)		(2.39)	(1.07)
Total dividends and/or distributions to shareholders	(3.37)		(1.63)		(1.16)	(1.12)		(2.56)	(1.22)

Net asset value, end of period/year	$12.93		$15.42		$17.02	$15.60		$15.95	$17.77
Total return	9.84	%(D)	(0.17)%		17.08%	5.24%		3.96%	15.36%

Ratio and supplemental data:
Net assets end of period/year (000’s)	$149,047		$152,116		$215,915	$260,300		$271,303	$271,912
Expenses to average net assets
Excluding waiver and/or reimbursement and recapture	0.92	%(E)	0.91%		0.89%	0.89%		0.88%	0.89%
Including waiver and/or reimbursement and recapture	0.92	%(E)	0.91%		0.89%	0.88	%(B)	0.88%	0.89%
Net investment income (loss) to average net assets	1.26	%(E)	1.25%		0.84%	0.84	%(B)	1.02%	0.73%
Portfolio turnover rate	5	%(D)	19%		11%	23%		14%	44%

(A)	Calculated based on average number of shares outstanding.
(B)	Please reference the Custody Out-of-Pocket Expense section of the Notes to Financial Statements for more information regarding the reimbursement of custody fees. The amount of the reimbursement on a per share basis was immaterial to the class. The Expenses to average net assets including waiver and/or reimbursement and recapture ratio, and Net investment income (loss) to average net assets ratio would have been 0.01% higher and 0.01% lower, respectively, had the custodian not reimbursed the Fund.
(C)	The amount of net realized and unrealized gain/(loss) per share does not correspond with the amounts reported within the Statements of Changes due to the timing of purchases and redemptions of Fund shares and fluctuating market values during the period.
(D)	Not annualized.
(E)	Annualized.

For a share outstanding during the period and years indicated:	Transamerica Total Return
	April 30, 2019 (unaudited)		October 31, 2018	October 31, 2017	October 31, 2016		October 31, 2015	October 31, 2014
Net asset value, beginning of period/year	$9.84		$10.28	$10.43	$10.46		$10.65	$10.51

Investment operations:
Net investment income (loss) (A)	0.14		0.23	0.22	0.24	(B)	0.19	0.14
Net realized and unrealized gain (loss)	0.31		(0.47)	0.06	0.23		(0.02)	0.14
Total investment operations	0.45		(0.24)	0.28	0.47		0.17	0.28

Dividends and/or distributions to shareholders:
Net investment income	(0.15)		(0.20)	(0.16)	(0.31)		(0.18)	(0.14)
Net realized gains	—		—	(0.27)	(0.19)		(0.18)	—
Total dividends and/or distributions to shareholders	(0.15)		(0.20)	(0.43)	(0.50)		(0.36)	(0.14)

Net asset value, end of period/year	$10.14		$9.84	$10.28	$10.43		$10.46	$10.65
Total return	4.72	%(C)	(2.34)%	2.87%	4.70%		1.62%	2.69%

Ratio and supplemental data:
Net assets end of period/year (000’s)	$701,680		$746,042	$625,067	$556,626		$608,634	$1,075,042
Expenses to average net assets
Excluding waiver and/or reimbursement and recapture	0.74	%(D)	0.78%	0.76%	0.78%		0.79%	0.73%
Including waiver and/or reimbursement and recapture	0.71	%(D)	0.75%	0.76%	0.76	%(B)	0.79%	0.73%
Net investment income (loss) to average net assets	2.90	%(D)	2.31%	2.13%	2.35	%(B)	1.78%	1.30%
Portfolio turnover rate (E)	13	%(C)	38%	84%	31%		62%	178%

(A)	Calculated based on average number of shares outstanding.
(B)	Please reference the Custody Out-of-Pocket Expense section of the Notes to Financial Statements for more information regarding the reimbursement of custody fees. The amount of the reimbursement on a per share basis was immaterial to the class. The Expenses to average net assets including waiver and/or reimbursement and recapture ratio, and Net investment income (loss) to average net assets ratio would have been 0.01% higher and 0.01% lower, respectively, had the custodian not reimbursed the Fund.
(C)	Not annualized.
(D)	Annualized.
(E)	Excludes sale-buyback transactions.

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2019

Disclosure of Expenses

(unaudited)

SHAREHOLDER EXPENSES

Fund shareholders may incur two types of costs: (i) transaction costs, including sales charges (loads) on purchases, contingent deferred sales charges on redemptions; and (ii) ongoing costs, including management fees, and other fund expenses.

The following examples are intended to help you understand your ongoing costs (in dollars and cents) of investing in the Funds and to compare these costs with the ongoing costs of investing in other funds.

The examples are based on an investment of $1,000 invested at November 1, 2018, and held for the entire six-month period until April 30, 2019.

ACTUAL EXPENSES

The information in the table below provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = $8.60), then multiply the result by the number in the appropriate column for your share class titled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The information in the table below provides information about hypothetical account values and hypothetical expenses based on the Funds’ actual expense ratios and assumed rates of return of 5% per year before expenses, which are not the Funds’ actual returns. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund versus other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges and brokerage commissions paid on purchases and sales of Fund shares. Therefore, the information under the heading “Hypothetical Expenses” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. If any of these transaction costs were included, your costs would be higher. The expenses shown in the table do not reflect any fees that may be charged to you by brokers, financial intermediaries, or other financial institutions.

		Actual Expenses		Hypothetical Expenses (A)
Fund	Beginning Account Value	Ending Account Value	Expenses Paid During Period (B)	Ending Account Value	Expenses Paid During Period (B)	Annualized Expense Ratio (C)
Transamerica Global Multifactor Macro	$1,000.00	$988.30	$7.39	$1,017.40	$7.50	1.50%
Transamerica Managed Futures Strategy	1,000.00	998.70	7.24	1,017.60	7.30	1.46

(A)	5% return per year before expenses.

(B)	Expenses are calculated using each Fund’s annualized expense ratios (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (181 days), and divided by the number of days in the year (365 days).

(C)	Expense ratios (as disclosed in the table) do not include the expenses of the investment companies and/or exchange-traded funds (“ETFs”) in which the Funds invest. The annualized expense ratios, as stated in the fee table of the Prospectus, may differ from the expense ratios disclosed in this report.

Transamerica Funds	Semi-Annual Report 2019

Consolidated Schedules of Investments Composition

At April 30, 2019

(unaudited)

Transamerica Global Multifactor Macro

Asset Allocation	Percentage of Net Assets
Short-Term Investment Companies	91.6%
Net Other Assets (Liabilities)^	8.4
Total	100.0%

Transamerica Managed Futures Strategy

Asset Allocation	Percentage of Net Assets
Short-Term U.S. Government Obligations	80.0%
Short-Term Investment Companies	13.1
Net Other Assets (Liabilities)^	6.9
Total	100.0%

^	The Net Other Assets (Liabilities) category may include, but is not limited to, reverse repurchase agreements, forward foreign currency contracts, futures contracts, swap agreements, written options and swaptions, and cash collateral.

Transamerica Funds	Semi-Annual Report 2019

Transamerica Global Multifactor Macro

CONSOLIDATED SCHEDULE OF INVESTMENTS

At April 30, 2019

(unaudited)

	Shares	Value
SHORT-TERM INVESTMENT COMPANIES - 91.6%
Money Market Funds - 91.6%
BlackRock Liquidity Funds T-Fund Portfolio	7,375,041	$ 7,375,041
Dreyfus Treasury & Agency Cash Management	30,003,472	30,003,472
UBS Select Treasury Preferred	37,443,461	37,443,461

Total Short-Term Investment Companies (Cost $74,821,974)		74,821,974

Total Investments (Cost $74,821,974)		74,821,974
Net Other Assets (Liabilities) - 8.4%		6,852,916

Net Assets - 100.0%		$ 81,674,890

CENTRALLY CLEARED SWAP AGREEMENTS:

Interest Rate Swap Agreements
Floating Rate Index	Pay/Receive Fixed Rate	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount		Value	Premiums Paid (Received)	Net Unrealized Appreciation (Depreciation)
3-Month AUD-BBR-BBSW	Pay	1.50%	Quarterly	09/09/2021	AUD	19,100,000	$(39,562)	$47,029	$(86,591)
3-Month AUD-BBR-BBSW	Pay	2.00	Quarterly	06/10/2021	AUD	1,600,000	(14,180)	(5,646)	(8,534)
3-Month CAD-CDOR	Receive	2.50	Semi-Annually/ Quarterly	06/14/2021	CAD	4,800,000	42,399	33,661	8,738
3-Month CAD-CDOR	Pay	2.50	Semi-Annually/ Quarterly	09/16/2021	CAD	21,800,000	(199,318)	(109,236)	(90,082)
3-Month CAD-CDOR	Pay	2.50	Semi-Annually/ Quarterly	06/18/2029	CAD	1,100,000	(24,784)	2,743	(27,527)
3-Month CAD-CDOR	Receive	2.75	Semi-Annually/ Quarterly	09/17/2029	CAD	2,700,000	103,247	58,752	44,495
3-Month NZD-BKBM	Pay	2.00	Semi-Annually/ Quarterly	06/16/2021	NZD	28,100,000	(121,706)	(51,464)	(70,242)
3-Month NZD-BKBM	Pay	2.00	Semi-Annually/ Quarterly	09/15/2021	NZD	8,400,000	(36,821)	(16,994)	(19,827)
3-Month NZD-BKBM	Pay	2.50	Semi-Annually/ Quarterly	09/12/2029	NZD	1,900,000	(24,782)	2,771	(27,553)
3-Month SEK-STIBOR-SIDE	Receive	1.00	Annually/ Quarterly	06/16/2021	SEK	511,800,000	68,530	145,452	(76,922)
3-Month SEK-STIBOR-SIDE	Receive	1.00	Annually/ Quarterly	09/15/2021	SEK	859,100,000	190,962	320,617	(129,655)
3-Month SEK-STIBOR-SIDE	Pay	1.00	Annually/ Quarterly	06/20/2029	SEK	16,700,000	20,963	1,951	19,012
3-Month SEK-STIBOR-SIDE	Pay	1.00	Annually/ Quarterly	09/19/2029	SEK	153,800,000	120,597	(26,902)	147,499
3-Month USD-LIBOR	Receive	3.00	Semi-Annually/ Quarterly	06/21/2021	USD	1,300,000	16,501	10,624	5,877
3-Month USD-LIBOR	Pay	3.00	Semi-Annually/ Quarterly	09/20/2021	USD	32,300,000	(440,771)	(226,937)	(213,834)
3-Month USD-LIBOR	Pay	3.00	Semi-Annually/ Quarterly	06/19/2029	USD	2,100,000	(94,727)	(49,243)	(45,484)
3-Month USD-LIBOR	Receive	3.00	Semi-Annually/ Quarterly	09/18/2029	USD	11,500,000	509,884	227,559	282,325
6-Month AUD-BBR-BBSW	Receive	2.50	Semi-Annually	09/13/2029	AUD	2,000,000	51,743	(1,084)	52,827
6-Month AUD-BBR-BBSW	Receive	3.00	Semi-Annually	06/07/2029	AUD	300,000	18,188	4,716	13,472
6-Month CHF-LIBOR	Receive	0.50	Semi-Annually/ Annually	09/19/2029	CHF	8,900,000	327,743	195,196	132,547
6-Month CHF-LIBOR	Receive	1.00	Semi-Annually/ Annually	09/15/2021	CHF	61,400,000	(134,306)	(1,674)	(132,632)

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2019

Transamerica Global Multifactor Macro

CONSOLIDATED SCHEDULE OF INVESTMENTS (continued)

At April 30, 2019

(unaudited)

CENTRALLY CLEARED SWAP AGREEMENTS (continued):

Interest Rate Swap Agreements (continued)
Floating Rate Index	Pay/Receive Fixed Rate	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount		Value	Premiums Paid (Received)	Net Unrealized Appreciation (Depreciation)
6-Month EUR-EURIBOR	Pay	1.00%	Semi-Annually/ Annually	06/21/2021	EUR	10,800,000	$44,490	$18,890	$25,600
6-Month EUR-EURIBOR	Pay	1.00	Semi-Annually	09/20/2021	EUR	7,000,000	25,181	7,259	17,922
6-Month EUR-EURIBOR	Receive	1.00	Semi-Annually/ Annually	06/19/2029	EUR	1,500,000	(78,144)	(34,045)	(44,099)
6-Month EUR-EURIBOR	Pay	1.00	Semi-Annually/ Annually	09/18/2029	EUR	300,000	14,229	10,282	3,947
6-Month GBP-LIBOR	Pay	1.25	Semi-Annually	06/21/2021	GBP	14,000,000	(67,533)	(24,944)	(42,589)
6-Month GBP-LIBOR	Receive	1.25	Semi-Annually	09/20/2021	GBP	56,700,000	226,164	147,012	79,152
6-Month GBP-LIBOR	Pay	1.50	Semi-Annually	06/19/2029	GBP	2,200,000	(36,306)	(3,863)	(32,443)
6-Month GBP-LIBOR	Pay	1.50	Semi-Annually	09/18/2029	GBP	9,400,000	(133,787)	(58,791)	(74,996)
6-Month JPY-LIBOR	Pay	0.50	Semi-Annually	06/20/2029	JPY	229,900,000	(76,402)	(36,816)	(39,586)
6-Month JPY-LIBOR	Pay	1.00	Semi-Annually	06/16/2021	JPY	4,548,000,000	20,544	(1,351)	21,895
6-Month JPY-LIBOR	Pay	1.00	Semi-Annually	09/15/2021	JPY	9,192,400,000	52,073	73,166	(21,093)
6-Month JPY-LIBOR	Pay	1.00	Semi-Annually	06/20/2029	JPY	599,200,000	72,315	106,963	(34,648)
6-Month JPY-LIBOR	Receive	1.00	Semi-Annually/ Maturity	09/19/2029	JPY	1,820,000,000	230,696	246,340	(15,644)
6-Month NOK-NIBOR	Receive	1.50	Semi-Annually/ Annually	09/15/2021	NOK	519,400,000	(376,765)	(185,501)	(191,264)
6-Month NOK-NIBOR	Pay	2.00	Semi-Annually/ Annually	09/19/2029	NOK	80,300,000	112,089	41,257	70,832

Total							$368,644	$867,749	$(499,105)

OVER-THE-COUNTER SWAP AGREEMENTS:

Total Return Swap Agreements (A)
Reference Entity	Counterparty	Pay/Receive	Payment Frequency	Maturity Date	Notional Amount		Number of Shares or Units	Value	Premiums Paid (Received)	Net Unrealized Appreciation (Depreciation)
10-Year Canada Government Bond Futures	MLI	Receive	Maturity	06/19/2019	CAD	7,899,983	58,000	$(89,331)	$—	$(89,331)
10-Year Japan Government Bond Futures	MLI	Receive	Maturity	06/13/2019	JPY	762,929,300	5,000,000	(11,856)	—	(11,856)
10-Year U.K. Gilt Futures	MLI	Receive	Maturity	06/26/2019	GBP	1,014,891	8,000	(4,784)	—	(4,784)
10-Year U.S. Treasury Note Futures	MLI	Receive	Maturity	06/19/2019	USD	8,373,317	68,000	(38,495)	—	(38,495)
20-Year U.S. Treasury Bond Futures	MLI	Receive	Maturity	06/19/2019	USD	3,242,777	22,000	(4,973)	—	(4,973)
BIST 30 Index Futures	MLI	Receive	Maturity	06/28/2019	TRY	706,604	5,800	52	—	52
BIST 30 Index Futures	GSI	Receive	Maturity	06/28/2019	TRY	3,943,072	32,300	1,632	—	1,632
BM&F Bovespa Index Futures	MLI	Receive	Maturity	06/12/2019	BRL	2,395,293	25	(7,799)	—	(7,799)
FTSE JSE Top 40 Index Futures	MLI	Receive	Maturity	06/20/2019	ZAR	2,416,402	220	(7,634)	—	(7,634)
German Euro Bund Futures	MLI	Pay	Maturity	06/06/2019	EUR	14,094,626	86,000	136,873	—	136,873
Heating Oil Futures	CITI	Pay	Maturity	05/30/2019	USD	86,793	42,000	84	—	84

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2019

Transamerica Global Multifactor Macro

CONSOLIDATED SCHEDULE OF INVESTMENTS (continued)

At April 30, 2019

(unaudited)

OVER-THE-COUNTER SWAP AGREEMENTS (continued):

Total Return Swap Agreements (continued) (A)
Reference Entity	Counterparty	Pay/Receive	Payment Frequency	Maturity Date	Notional Amount		Number of Shares or Units	Value	Premiums Paid (Received)	Net Unrealized Appreciation (Depreciation)
HSCEI China Index Futures	GSI	Pay	Maturity	05/30/2019	HKD	23,023,103	2,000	$(9,064)	$—	$(9,064)
HSCEI China Index Futures	MLI	Pay	Maturity	05/30/2019	HKD	4,031,223	350	(1,864)	—	(1,864)
KOSPI 200 Index Futures	MLI	Receive	Maturity	06/13/2019	KRW	972,666,698	3,500,000	(23,506)	—	(23,506)
MSCI Brazil Index Futures	GSI	Receive	Monthly	06/19/2019	BRL	393,100	367	(398)	—	(398)
MSCI Italy Index Futures	MLI	Pay	Monthly	06/19/2019	EUR	1,043,442	1,053,355	(800)	—	(800)
MSCI Singapore Index Futures	GSI	Pay	Monthly	06/19/2019	SGD	1,061,895	178	12,500	—	12,500
MSCI South Africa Index Futures	GSI	Receive	Monthly	06/19/2019	ZAR	8,515,425	8,195	1,800	—	1,800
MSCI South Africa Index Futures	GSI	Receive	Monthly	06/19/2019	ZAR	909,213	875	192	—	192
MSCI Spain Index Futures	MLI	Receive	Monthly	06/19/2019	EUR	441,169	443,340	(3,207)	—	(3,207)
MSCI Thailand Index Futures	GSI	Receive	Monthly	06/19/2019	USD	7,054	5	13	—	13
Natural Gas Futures	CITI	Receive	Maturity	05/29/2019	USD	1,048,260	400,000	19,860	—	19,860
Soybean Futures	CITI	Receive	Maturity	06/21/2019	USD	43,980	5,000	1,280	—	1,280
Soybean Meal Futures	CITI	Receive	Maturity	06/21/2019	USD	406,087	1,300	15,957	—	15,957
Soybean Meal Futures	MLI	Receive	Maturity	06/21/2019	USD	156,050	500	6,000	—	6,000
Soybean Oil Futures	CITI	Receive	Maturity	06/21/2019	USD	422,558	1,440,000	21,086	—	21,086
Swiss Market Index Futures	MLI	Pay	Maturity	06/21/2019	CHF	6,940,110	730	142,568	—	142,568
Wheat Futures	CITI	Receive	Maturity	06/21/2019	USD	139,486	30,000	10,861	—	10,861
WIG 20 Index Futures	MLI	Receive	Maturity	06/21/2019	PLN	141,716	60	423	—	423

Total								$167,470	$—	$167,470

Value
OTC Swap Agreements, at value (Assets)	$371,181
OTC Swap Agreements, at value (Liabilities)	$(203,711)

FUTURES CONTRACTS:

Description	Long/Short	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation	Unrealized Depreciation
3-Month Aluminum	Long	4	07/30/2019	$181,582	$179,700	$—	$(1,882)
3-Month Aluminum	Short	(4)	07/30/2019	(181,430)	(179,700)	1,730	—
3-Month Aluminum	Long	1	05/20/2019	46,503	44,379	—	(2,124)
3-Month Aluminum	Short	(1)	05/20/2019	(46,550)	(44,379)	2,171	—
3-Month Aluminum	Long	1	05/28/2019	47,531	44,466	—	(3,065)
3-Month Aluminum	Short	(1)	05/28/2019	(47,497)	(44,466)	3,031	—
3-Month Aluminum	Long	2	06/13/2019	94,989	89,238	—	(5,751)
3-Month Aluminum	Short	(2)	06/13/2019	(94,645)	(89,238)	5,407	—
3-Month Aluminum	Long	1	06/25/2019	47,253	44,686	—	(2,567)
3-Month Aluminum	Short	(1)	06/25/2019	(47,213)	(44,685)	2,528	—
3-Month Aluminum	Long	3	07/03/2019	142,276	134,270	—	(8,006)
3-Month Aluminum	Short	(3)	07/03/2019	(141,768)	(134,270)	7,498	—

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2019

Transamerica Global Multifactor Macro

CONSOLIDATED SCHEDULE OF INVESTMENTS (continued)

At April 30, 2019

(unaudited)

FUTURES CONTRACTS (continued):

Description	Long/Short	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation	Unrealized Depreciation
3-Month Aluminum	Long	5	07/10/2019	$235,390	$224,094	$—	$(11,296)
3-Month Aluminum	Short	(5)	07/10/2019	(234,330)	(224,094)	10,236	—
3-Month Aluminum	Long	5	07/17/2019	232,623	224,125	—	(8,498)
3-Month Aluminum	Short	(5)	07/17/2019	(233,579)	(224,125)	9,454	—
3-Month Copper	Long	1	05/28/2019	161,881	160,283	—	(1,598)
3-Month Copper	Short	(1)	05/28/2019	(162,247)	(160,283)	1,964	—
3-Month Copper	Long	1	06/13/2019	161,785	160,438	—	(1,347)
3-Month Copper	Short	(1)	06/13/2019	(161,673)	(160,438)	1,235	—
3-Month Copper	Long	1	06/20/2019	161,378	160,331	—	(1,047)
3-Month Copper	Short	(1)	06/20/2019	(161,446)	(160,331)	1,115	—
3-Month Copper	Long	1	07/03/2019	162,096	160,370	—	(1,726)
3-Month Copper	Short	(1)	07/03/2019	(161,953)	(160,370)	1,583	—
3-Month Copper	Long	1	07/10/2019	162,053	160,453	—	(1,600)
3-Month Copper	Short	(1)	07/10/2019	(161,599)	(160,453)	1,146	—
3-Month Copper	Long	3	07/17/2019	491,551	481,313	—	(10,238)
3-Month Copper	Short	(3)	07/17/2019	(490,154)	(481,313)	8,841	—
3-Month Copper	Long	2	07/30/2019	321,956	320,750	—	(1,206)
3-Month Copper	Short	(2)	07/30/2019	(321,464)	(320,750)	714	—
3-Month Nickel	Long	1	05/07/2019	78,001	72,826	—	(5,175)
3-Month Nickel	Short	(1)	05/07/2019	(78,117)	(72,826)	5,291	—
3-Month Nickel	Long	1	06/13/2019	78,397	73,070	—	(5,327)
3-Month Nickel	Short	(1)	06/13/2019	(77,877)	(73,070)	4,807	—
3-Month Zinc	Long	1	06/13/2019	70,755	71,893	1,138	—
3-Month Zinc	Short	(1)	06/13/2019	(70,772)	(71,893)	—	(1,121)
3-Month Zinc	Long	1	07/17/2019	70,621	71,050	429	—
3-Month Zinc	Short	(1)	07/17/2019	(70,697)	(71,050)	—	(353)
10-Year Australia Treasury Bond	Long	46	06/17/2019	4,445,286	4,484,102	38,816	—
10-Year Canada Government Bond	Short	(41)	06/19/2019	(4,210,976)	(4,228,842)	—	(17,866)
10-Year Japan Government Bond	Long	2	06/13/2019	2,750,714	2,742,134	—	(8,580)
10-Year Japan Government Bond Mini	Short	(4)	06/12/2019	(548,379)	(548,391)	—	(12)
10-Year U.S. Treasury Note	Short	(105)	06/19/2019	(12,962,482)	(12,985,547)	—	(23,065)
Aluminum	Long	8	06/19/2019	375,467	357,200	—	(18,267)
Aluminum	Short	(25)	06/19/2019	(1,172,563)	(1,116,250)	56,313	—
Amsterdam Index	Short	(31)	05/17/2019	(3,869,549)	(3,951,428)	—	(81,879)
Brent Crude Oil	Short	(5)	05/31/2019	(355,197)	(360,300)	—	(5,103)
CAC 40 Index	Long	76	05/17/2019	4,653,212	4,727,928	74,716	—
Copper	Long	5	06/19/2019	813,802	801,938	—	(11,864)
Copper	Short	(7)	06/19/2019	(1,130,181)	(1,122,713)	7,468	—
Copper	Short	(4)	07/29/2019	(291,328)	(290,400)	928	—
Corn	Long	81	07/12/2019	1,460,108	1,468,125	8,017	—
DAX® Index	Short	(14)	06/21/2019	(4,636,016)	(4,848,511)	—	(212,495)
EURO STOXX 50® Index	Long	244	06/21/2019	9,050,866	9,447,107	396,241	—
FTSE 100 Index	Long	69	06/21/2019	6,483,726	6,632,582	148,856	—
FTSE Bursa Malaysia KLCI	Short	(8)	05/31/2019	(157,698)	(158,278)	—	(580)
FTSE JSE Top 40 Index	Short	(15)	06/20/2019	(532,126)	(551,933)	—	(19,807)
FTSE MIB Index	Long	9	06/21/2019	1,071,371	1,082,978	11,607	—
German Euro Bund	Long	68	06/06/2019	12,434,490	12,608,002	173,512	—
Hang Seng Index	Short	(20)	05/30/2019	(3,756,836)	(3,756,374)	462	—
HSCEI Index	Long	10	05/30/2019	733,371	730,994	—	(2,377)
KOSPI 200 Index	Long	14	06/13/2019	853,462	855,113	1,651	—
Mexican Bolsa Index	Short	(5)	06/21/2019	(111,194)	(117,873)	—	(6,679)
MSCI Singapore Index	Short	(3)	05/30/2019	(82,471)	(83,498)	—	(1,027)
MSCI Taiwan Index	Long	38	05/30/2019	1,555,449	1,553,060	—	(2,389)
Natural Gas	Short	(74)	05/29/2019	(1,996,928)	(1,905,500)	91,428	—
New York Harbor ULSD	Long	3	05/31/2019	258,453	261,815	3,362	—
Nickel	Long	1	06/19/2019	77,928	73,095	—	(4,833)
Nickel	Short	(5)	06/19/2019	(392,895)	(365,475)	27,420	—

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2019

Transamerica Global Multifactor Macro

CONSOLIDATED SCHEDULE OF INVESTMENTS (continued)

At April 30, 2019

(unaudited)

FUTURES CONTRACTS (continued):

Description	Long/Short	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation	Unrealized Depreciation
OMX Stockholm 30 Index	Long	190	05/17/2019	$3,250,786	$3,339,002	$88,216	$—
RBOB Gasoline	Long	5	05/31/2019	414,581	434,028	19,447	—
S&P 500® E-Mini Index	Short	(25)	06/21/2019	(3,647,197)	(3,685,625)	—	(38,428)
S&P/ASX 200 Index	Long	85	06/20/2019	9,278,033	9,443,512	165,479	—
S&P/TSX 60 Index	Long	30	06/20/2019	4,299,275	4,449,056	149,781	—
SET 50 Index	Short	(79)	06/27/2019	(541,611)	(549,795)	—	(8,184)
SGX CNX Nifty Index	Short	(10)	05/30/2019	(235,585)	(235,580)	5	—
Silver	Long	5	07/29/2019	374,901	374,600	—	(301)
Soybean	Short	(27)	07/12/2019	(1,228,586)	(1,152,900)	75,686	—
Soybean Meal	Short	(19)	07/12/2019	(594,375)	(570,190)	24,185	—
Soybean Oil	Short	(59)	07/12/2019	(1,039,165)	(986,952)	52,213	—
TOPIX Index	Short	(64)	06/13/2019	(9,233,091)	(9,278,693)	—	(45,602)
U.K. Gilt	Short	(95)	06/26/2019	(15,761,023)	(15,772,405)	—	(11,382)
Wheat	Short	(35)	07/12/2019	(818,430)	(750,313)	68,117	—
WTI Crude	Long	15	05/21/2019	956,812	958,650	1,838	—
Zinc	Long	2	06/19/2019	141,843	143,550	1,707	—
Zinc	Short	(4)	06/19/2019	(270,778)	(287,100)	—	(16,322)

Total						$1,757,789	$(610,969)

FORWARD FOREIGN CURRENCY CONTRACTS:
Counterparty	Settlement Date	Currency Purchased		Currency Sold		Unrealized Appreciation	Unrealized Depreciation
CITI	06/19/2019	USD	1,914,766	AUD	2,671,000	$29,580	$—
CITI	06/19/2019	USD	5,565,880	BRL	21,607,018	83,592	(6,278)
CITI	06/19/2019	USD	3,038,209	CAD	4,049,000	14,375	(2,429)
CITI	06/19/2019	USD	7,579,147	CHF	7,523,000	160,010	(76)
CITI	06/19/2019	USD	1,783,161	CLP	1,180,000,000	41,502	—
CITI	06/19/2019	USD	4,441,126	CNH	29,812,742	19,354	(3,957)
CITI	06/19/2019	USD	408,715	COP	1,270,000,000	16,904	—
CITI	06/19/2019	USD	912,593	CZK	20,600,000	10,017	(42)
CITI	06/19/2019	USD	33,534,210	EUR	29,445,388	371,156	(6,504)
CITI	06/19/2019	USD	10,211,558	GBP	7,759,000	68,878	(2,154)
CITI	06/19/2019	USD	1,477,049	HKD	11,567,400	1,431	—
CITI	06/19/2019	USD	1,014,146	HUF	281,710,000	35,225	(59)
CITI	06/19/2019	USD	248,944	IDR	3,600,000,000	12	(2,072)
CITI	06/19/2019	USD	2,501,831	INR	176,144,000	1,028	(15,743)
CITI	06/19/2019	USD	14,927,219	JPY	1,645,126,000	98,441	(645)
CITI	06/19/2019	USD	8,680,059	KRW	9,764,607,000	305,709	—
CITI	06/19/2019	USD	3,047,605	MXN	59,524,000	858	(67,736)
CITI	06/19/2019	USD	1,865,589	NOK	15,980,000	10,792	(1,132)
CITI	06/19/2019	USD	6,803,695	NZD	10,083,000	72,685	(9,658)
CITI	06/19/2019	USD	55,362	PHP	2,900,000	61	(116)
CITI	06/19/2019	USD	1,217,902	PLN	4,640,000	3,794	(1,956)
CITI	06/19/2019	USD	287,440	RUB	19,000,000	38	(4,329)
CITI	06/19/2019	USD	2,122,178	SGD	2,865,000	13,976	(4)
CITI	06/19/2019	USD	693,748	TWD	21,300,000	2,248	(55)
CITI	06/19/2019	INR	375,518,000	USD	5,313,936	58,619	(7,578)
CITI	06/19/2019	MXN	157,878,166	USD	8,113,550	148,973	(1,839)
CITI	06/19/2019	PHP	75,200,000	USD	1,428,076	9,580	(616)
CITI	06/19/2019	AUD	12,629,000	USD	8,995,958	2,242	(84,682)
CITI	06/19/2019	HKD	34,406,000	USD	4,397,582	—	(8,512)
CITI	06/19/2019	ZAR	21,101,000	USD	1,476,573	3,950	(14,150)
CITI	06/19/2019	CNH	10,313,742	USD	1,535,287	633	(4,836)
CITI	06/19/2019	CHF	699,000	USD	702,815	—	(13,462)
CITI	06/19/2019	EUR	11,604,388	USD	13,217,383	2,799	(148,105)
CITI	06/19/2019	SEK	54,471,000	USD	5,887,713	—	(128,954)

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2019

Transamerica Global Multifactor Macro

CONSOLIDATED SCHEDULE OF INVESTMENTS (continued)

At April 30, 2019

(unaudited)

FORWARD FOREIGN CURRENCY CONTRACTS (continued):
Counterparty	Settlement Date	Currency Purchased		Currency Sold		Unrealized Appreciation	Unrealized Depreciation
CITI	06/19/2019	KRW	2,368,084,000	USD	2,107,912	$—	$(76,987)
CITI	06/19/2019	GBP	4,944,000	USD	6,454,752	17,116	(7,625)
CITI	06/19/2019	COP	2,070,000,000	USD	659,867	—	(21,245)
CITI	06/19/2019	HUF	260,391,000	USD	939,868	—	(34,975)
CITI	06/19/2019	CAD	14,163,000	USD	10,715,144	1,810	(131,389)
CITI	06/19/2019	RUB	74,000,000	USD	1,107,077	29,142	—
CITI	06/19/2019	CZK	7,900,000	USD	349,214	—	(3,064)
CITI	06/19/2019	NZD	22,726,000	USD	15,552,676	—	(359,935)
CITI	06/19/2019	BRL	6,753,000	USD	1,785,131	—	(69,750)
CITI	06/19/2019	PLN	6,533,000	USD	1,720,833	584	(9,231)
CITI	06/19/2019	NOK	7,224,000	USD	849,796	—	(10,794)
CITI	06/19/2019	ILS	3,260,000	USD	908,635	974	(534)
CITI	06/19/2019	SGD	3,850,000	USD	2,856,164	—	(23,148)
CITI	06/19/2019	IDR	7,400,000,000	USD	517,987	434	(2,466)
CITI	06/19/2019	JPY	231,000	USD	2,102	—	(19)
CITI	06/19/2019	THB	212,000	USD	6,786	—	(138)
CITI	06/19/2019	USD	3,059,504	ZAR	43,996,000	20,582	(18,492)

Total						$1,659,104	$(1,307,471)

SECURITY VALUATION:

Valuation Inputs (B)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Short-Term Investment Companies	$74,821,974	$—	$—	$74,821,974

Total Investments	$74,821,974	$—	$—	$74,821,974

Other Financial Instruments
Centrally Cleared Interest Rate Swap Agreements	$—	$2,268,538	$—	$2,268,538
Over-the-Counter Total Return Swap Agreements	—	371,181	—	371,181
Futures Contracts (C)	1,757,789	—	—	1,757,789
Forward Foreign Currency Contracts (C)	—	1,659,104	—	1,659,104

Total Other Financial Instruments	$1,757,789	$4,298,823	$—	$6,056,612

LIABILITIES
Other Financial Instruments
Centrally Cleared Interest Rate Swap Agreements	$—	$(1,899,894)	$—	$(1,899,894)
Over-the-Counter Total Return Swap Agreements	—	(203,711)	—	(203,711)
Futures Contracts (C)	(610,969)	—	—	(610,969)
Forward Foreign Currency Contracts (C)	—	(1,307,471)	—	(1,307,471)

Total Other Financial Instruments	$(610,969)	$(3,411,076)	$—	$(4,022,045)

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	At the termination date, a net cash flow is exchanged where the total return is equivalent to the return of the reference entity less a financing rate, if any. As a receiver, the Fund would receive payments based on any positive total return and would owe payments in the event of a negative total return. As the payer, the Fund would owe payments on any net positive total return and would receive payment in the event of a negative total return.
(B)	There were no transfers in or out of Level 3 during the six-month period ended April 30, 2019. Please reference the Security Valuation section of the Notes to Financial Statements for more information regarding security valuation and pricing inputs.
(C)	Futures contracts and/or forward foreign currency contracts are valued at unrealized appreciation (depreciation).

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2019

Transamerica Global Multifactor Macro

CONSOLIDATED SCHEDULE OF INVESTMENTS (continued)

At April 30, 2019

(unaudited)

CURRENCY ABBREVIATIONS:

AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CHF	Swiss Franc
CLP	Chilean Peso
CNH	Chinese Yuan Renminbi (offshore)
COP	Columbian Peso
CZK	Czech Republic Koruna
EUR	Euro
GBP	Pound Sterling
HKD	Hong Kong Dollar
HUF	Hungarian Forint
IDR	Indonesian Rupiah
ILS	Israel New Shekel
INR	Indian Rupee
JPY	Japanese Yen
KRW	South Korean Won
MXN	Mexican Peso
NOK	Norwegian Krone
NZD	New Zealand Dollar
PHP	Philippine Peso
PLN	Polish Zloty
RUB	Russian Ruble
SEK	Swedish Krona
SGD	Singapore Dollar
THB	Thai Baht
TRY	Turkish New Lira
TWD	Taiwan New Dollar
USD	United States Dollar
ZAR	South African Rand

COUNTERPARTY ABBREVIATIONS:

CITI	Citibank, N.A.
GSI	Goldman Sachs International
MLI	Merrill Lynch International

PORTFOLIO ABBREVIATIONS:

ASX	Australian Securities Exchange
BBR	Bank Bill Rate
BBSW	Bank Bill Swap Reference Rate
BIST	Borsa Istanbul (Sole Exchange Entity of Turkey)
BKBM	Bank Bill Reference Rate
BM&F Bovespa	Bolsa de Valores, Mercadorias & Futuros de Sao Paulo (Brazilian Stock Exchange Index)
CAC	Cotation Assistée en Continu (French Stock Market Index)
CDOR	Canadian Dollar Offered Rate
CNX Nifty	CRISIL NSE Index (National Stock Exchange of India’s Benchmark Index)
DAX	Deutscher Aktienindex (Frankfurt Stock Index)
EURIBOR	Euro Interbank Offer Rate
FTSE	Financial Times Stock Exchange
HSCEI	Hang Seng China Enterprises Index
JSE	Johannesburg Stock Exchange
KLCI	Kuala Lumpur Composite Index
KOSPI	Korean Composite Stock Price Index
LIBOR	London Interbank Offered Rate
MIB	Milano Italia Borsa (FTSE MIB is the primary benchmark index for the Italian equity markets)

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2019

Transamerica Global Multifactor Macro

CONSOLIDATED SCHEDULE OF INVESTMENTS (continued)

At April 30, 2019

(unaudited)

PORTFOLIO ABBREVIATIONS (continued):

NIBOR	Norwegian Interbank Offered Rate
OMX	Norwegian Stockholm Stock Exchange
RBOB	Reformulated Blendstock for Oxygenate Blending
SET	Stock Exchange of Thailand
SGX	Singapore Exchange
SIDE	Swedish Markets
STIBOR	Stockholm Interbank Offered Rate
STOXX	Deutsche Börse Group & SIX Group Index
TOPIX	Tokyo Price Index
TSX	Toronto Stock Exchange
ULSD	Ultra-Low Sulfur Diesel
WIG	Warsaw Stock Exchange Index
WTI	West Texas Intermediate

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2019

Transamerica Managed Futures Strategy

CONSOLIDATED SCHEDULE OF INVESTMENTS

At April 30, 2019

(unaudited)

	Principal	Value
SHORT-TERM U.S. GOVERNMENT OBLIGATIONS - 80.0%
U.S. Treasury Bill 2.44% (A), 10/03/2019	$ 1,180,000	$ 1,167,934
2.52% (A), 05/23/2019 - 08/15/2019	27,211,000	27,152,482
2.53% (A), 05/16/2019 - 07/18/2019	79,876,000	79,766,130
2.54% (A), 07/11/2019	7,208,000	7,174,234

Total Short-Term U.S. Government Obligations (Cost $115,254,058)		115,260,780

	Shares	Value
SHORT-TERM INVESTMENT COMPANIES - 13.1%
Money Market Funds - 13.1%
BlackRock Liquidity Funds T-Fund Portfolio	1,189,219	$ 1,189,219
Dreyfus Treasury & Agency Cash Management	4,756,877	4,756,877
UBS Select Treasury Preferred	12,974,240	12,974,240

Total Short-Term Investment Companies (Cost $18,920,336)		18,920,336

Total Investments (Cost $134,174,394)		134,181,116
Net Other Assets (Liabilities) - 6.9%		9,929,382

Net Assets - 100.0%		$ 144,110,498

OVER-THE-COUNTER SWAP AGREEMENTS:

Total Return Swap Agreements (B)
Reference Entity	Counterparty	Pay/Receive	Payment Frequency	Maturity Date	Notional Amount		Number of Shares or Units	Value	Premiums Paid (Received)	Net Unrealized Appreciation (Depreciation)
2-Year U.S. Treasury Note Futures	BOA	Pay	Maturity	06/28/2019	USD	18,513,812	174,000	$19,227	$—	$19,227
5-Year U.S. Treasury Note Futures	BOA	Pay	Maturity	06/28/2019	USD	14,393,721	125,000	63,310	—	63,310
10-Year Italy Government Bond Futures	BOA	Pay	Maturity	06/06/2019	EUR	7,373,430	57,000	70,425	—	70,425
10-Year Japan Government Bond Futures	BOA	Pay	Maturity	06/13/2019	JPY	1,986,126,600	13,000,000	8,289	—	8,289
10-Year U.K. Gilt Futures	BOA	Pay	Maturity	06/26/2019	GBP	5,632,620	44,000	(39,824)	—	(39,824)
10-Year U.S. Treasury Note Futures	BOA	Pay	Maturity	06/19/2019	USD	9,949,959	81,000	69,995	—	69,995
20-Year U.S. Treasury Note Futures	BOA	Pay	Maturity	06/19/2019	USD	4,248,694	29,000	32,431	—	32,431
Aluminum Futures	CITI	Receive	Maturity	06/17/2019	USD	1,397,936	750	58,436	—	58,436
BM&F Bovespa Index Futures	MLI	Pay	Maturity	06/12/2019	BRL	474,906	5	2,619	—	2,619
Cocoa Futures	CITI	Pay	Maturity	06/28/2019	GBP	70,480	40	1,930	—	1,930
Coffee Futures	MLI	Receive	Maturity	06/13/2019	USD	1,106,391	1,162,500	23,522	—	23,522
Coffee Futures	CITI	Receive	Maturity	06/13/2019	USD	501,160	525,000	12,123	—	12,123
Corn Futures	MLI	Receive	Maturity	06/21/2019	USD	921,807	250,000	15,557	—	15,557
Corn Futures	CITI	Receive	Maturity	06/21/2019	USD	2,654,746	720,000	44,746	—	44,746
Cotton No. 2 Futures	CITI	Receive	Maturity	06/14/2019	USD	116,893	150,000	1,723	—	1,723
Euro OAT Futures	BOA	Pay	Maturity	06/06/2019	EUR	6,029,575	38,000	141,799	—	141,799
Gasoil Bullet Futures	CITI	Pay	Maturity	06/11/2019	USD	1,012,511	1,600	3,889	—	3,889
Gasoil Bullet Futures	MLI	Pay	Maturity	06/11/2019	USD	63,200	100	325	—	325
German Euro BOBL Futures	BOA	Pay	Maturity	06/06/2019	EUR	23,017,697	174,000	125,758	—	125,758

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2019

Transamerica Managed Futures Strategy

CONSOLIDATED SCHEDULE OF INVESTMENTS (continued)

At April 30, 2019

(unaudited)

OVER-THE-COUNTER SWAP AGREEMENTS (continued):

Total Return Swap Agreements (continued) (B)
Reference Entity	Counterparty	Pay/Receive	Payment Frequency	Maturity Date	Notional Amount		Number of Shares or Units	Value	Premiums Paid (Received)	Net Unrealized Appreciation (Depreciation)
German Euro Bond Futures	BOA	Pay	Maturity	06/06/2019	EUR	735,236	4,000	$22,122	$—	$22,122
German Euro Bund Futures	BOA	Pay	Maturity	06/06/2019	EUR	10,996,028	67,000	89,438	—	89,438
German Euro Schatz Futures	BOA	Pay	Maturity	06/06/2019	EUR	16,671,339	149,000	5,317	—	5,317
Gold Futures	MLI	Receive	Maturity	05/31/2019	USD	3,575,980	2,800	(23,140)	—	(23,140)
Hang Seng Index Futures	MLI	Pay	Maturity	05/30/2019	HKD	29,563,486	1,000	(10,897)	—	(10,897)
Heating Oil Futures	MLI	Pay	Maturity	05/30/2019	USD	1,125,398	546,000	4,003	—	4,003
HG Copper Futures	CITI	Pay	Maturity	06/28/2019	USD	72,913	25,000	(238)	—	(238)
HG Copper Futures	MLI	Pay	Maturity	06/28/2019	USD	364,935	125,000	(1,560)	—	(1,560)
HSCEI China Index Futures	MLI	Pay	Maturity	05/30/2019	HKD	23,080,720	2,000	(16,408)	—	(16,408)
HSCEI China Index Futures	GSI	Pay	Maturity	05/30/2019	HKD	1,728,932	150	(960)	—	(960)
KOSPI 200 Index Futures	MLI	Pay	Maturity	06/13/2019	KRW	361,558,390	1,250,000	(3,742)	—	(3,742)
Natural Gas Futures	CITI	Receive	Maturity	05/29/2019	USD	897,730	350,000	(2,120)	—	(2,120)
Palladium Futures	CITI	Pay	Maturity	05/31/2019	USD	560,800	400	(9,080)	—	(9,080)
Platinum Futures	CITI	Pay	Maturity	06/28/2019	USD	357,455	400	(695)	—	(695)
RBOB Gasoline Futures	CITI	Pay	Maturity	05/30/2019	USD	172,784	84,000	(248)	—	(248)
Silver Futures	MLI	Receive	Maturity	06/28/2019	USD	749,325	50,000	575	—	575
Soybean Futures	CITI	Receive	Maturity	06/21/2019	USD	4,960,730	555,000	221,030	—	221,030
Soybean Meal Futures	CITI	Receive	Maturity	06/21/2019	USD	531,051	1,700	20,881	—	20,881
Soybean Meal Futures	MLI	Receive	Maturity	06/21/2019	USD	2,900,280	9,300	109,350	(160)	109,510
Soybean Oil Futures	CITI	Receive	Maturity	06/21/2019	USD	910,522	3,180,000	23,938	—	23,938
Swiss Market Index Futures	MLI	Pay	Maturity	06/21/2019	CHF	1,333,940	140	24,437	—	24,437
U.S. Treasury Note Futures	BOA	Pay	Maturity	06/19/2019	USD	3,130,279	19,000	(2,998)	—	(2,998)
Wheat Futures	MLI	Receive	Maturity	06/21/2019	USD	676,822	145,000	55,134	—	55,134
Wheat Futures	CITI	Receive	Maturity	06/21/2019	USD	1,717,113	375,000	109,301	—	109,301
Wheat Futures	MLI	Receive	Maturity	06/21/2019	USD	21,713	5,000	2,013	—	2,013
WTI Crude Oil Futures	MLI	Pay	Maturity	05/20/2019	USD	1,147,879	18,000	(5,419)	—	(5,419)
WTI Crude Oil Futures	MLI	Pay	Maturity	05/20/2019	USD	647,820	10,000	(13,120)	—	(13,120)
Zinc Futures	CITI	Receive	Maturity	06/17/2019	USD	205,325	75	(10,000)	—	(10,000)

Total								$1,243,194	$(160)	$1,243,354

Value
OTC Swap Agreements, at value (Assets)	$1,383,643
OTC Swap Agreements, at value (Liabilities)	$(140,449)

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2019

Transamerica Managed Futures Strategy

CONSOLIDATED SCHEDULE OF INVESTMENTS (continued)

At April 30, 2019

(unaudited)

FUTURES CONTRACTS:

Description	Long/Short	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation	Unrealized Depreciation
90-Day Eurodollar	Long	169	09/16/2019	$41,153,341	$41,208,537	$55,196	$—
90-Day Eurodollar	Long	134	12/16/2019	32,625,401	32,682,600	57,199	—
90-Day Eurodollar	Long	133	03/16/2020	32,421,377	32,475,275	53,898	—
90-Day Eurodollar	Long	151	06/15/2020	36,838,686	36,904,400	65,714	—
90-Day Eurodollar	Long	153	09/14/2020	37,343,263	37,419,975	76,712	—
90-Day Eurodollar	Long	158	12/14/2020	38,537,632	38,646,800	109,168	—
90-Day Eurodollar	Long	154	03/15/2021	37,577,581	37,679,950	102,369	—
90-Day Sterling	Long	45	09/18/2019	7,267,650	7,268,620	970	—
90-Day Sterling	Long	39	12/18/2019	6,296,859	6,296,610	—	(249)
90-Day Sterling	Long	37	03/18/2020	5,972,591	5,972,802	211	—
90-Day Sterling	Long	32	06/17/2020	5,164,000	5,164,102	102	—
90-Day Sterling	Long	32	09/16/2020	5,162,195	5,162,016	—	(179)
90-Day Sterling	Long	30	12/16/2020	4,838,073	4,837,434	—	(639)
90-Day Sterling	Long	27	03/17/2021	4,354,237	4,352,810	—	(1,427)
3-Month Aluminum	Long	1	06/14/2019	47,578	44,625	—	(2,953)
3-Month Aluminum	Short	(1)	06/14/2019	(47,660)	(44,625)	3,035	—
3-Month Aluminum	Long	1	06/18/2019	47,587	44,650	—	(2,937)
3-Month Aluminum	Short	(1)	06/18/2019	(47,197)	(44,650)	2,547	—
3-Month Aluminum	Long	1	06/25/2019	47,201	44,686	—	(2,515)
3-Month Aluminum	Short	(1)	06/25/2019	(47,248)	(44,686)	2,562	—
3-Month Aluminum	Long	1	06/27/2019	47,733	44,703	—	(3,030)
3-Month Aluminum	Short	(1)	06/27/2019	(47,534)	(44,703)	2,831	—
3-Month Aluminum	Long	1	07/03/2019	47,270	44,757	—	(2,513)
3-Month Aluminum	Short	(1)	07/03/2019	(47,423)	(44,757)	2,666	—
3-Month Copper	Long	2	05/07/2019	311,790	321,588	9,798	—
3-Month Copper	Short	(2)	05/07/2019	(311,701)	(321,588)	—	(9,887)
3-Month Copper	Long	1	05/10/2019	153,874	160,635	6,761	—
3-Month Copper	Short	(1)	05/10/2019	(153,829)	(160,635)	—	(6,806)
3-Month Copper	Long	2	05/13/2019	305,938	321,163	15,225	—
3-Month Copper	Short	(2)	05/13/2019	(305,920)	(321,163)	—	(15,243)
3-Month Copper	Long	1	05/22/2019	161,317	160,226	—	(1,091)
3-Month Copper	Short	(1)	05/22/2019	(161,573)	(160,226)	1,347	—
3-Month Copper	Long	1	05/31/2019	162,671	160,312	—	(2,359)
3-Month Copper	Short	(1)	05/31/2019	(162,534)	(160,312)	2,222	—
3-Month Copper	Long	1	06/04/2019	160,266	160,351	85	—
3-Month Copper	Short	(1)	06/04/2019	(159,685)	(160,351)	—	(666)
3-Month Copper	Long	1	06/14/2019	160,594	160,438	—	(156)
3-Month Copper	Short	(1)	06/14/2019	(160,510)	(160,438)	72	—
3-Month Copper	Long	1	06/18/2019	161,303	160,438	—	(865)
3-Month Copper	Short	(1)	06/18/2019	(161,135)	(160,438)	697	—
3-Month Copper	Long	1	06/13/2019	161,792	160,438	—	(1,354)
3-Month Copper	Short	(1)	06/13/2019	(161,673)	(160,438)	1,235	—
3-Month EURIBOR	Long	23	09/16/2019	6,469,272	6,469,196	—	(76)
3-Month EURIBOR	Long	45	12/16/2019	12,652,118	12,657,122	5,004	—
3-Month EURIBOR	Long	58	03/16/2020	16,298,529	16,311,185	12,656	—
3-Month EURIBOR	Long	65	06/15/2020	18,256,894	18,275,219	18,325	—
3-Month EURIBOR	Long	60	09/14/2020	16,842,975	16,864,386	21,411	—
3-Month EURIBOR	Long	55	12/14/2020	15,431,697	15,453,623	21,926	—
3-Month EURIBOR	Long	30	03/15/2021	8,416,613	8,425,884	9,271	—
3-Month Euroswiss	Long	1	09/16/2019	247,166	247,166	—	—
3-Month Euroswiss	Long	4	12/16/2019	988,309	988,665	356	—
3-Month Euroswiss	Long	8	03/16/2020	1,976,315	1,977,133	818	—
3-Month Nickel	Long	1	05/03/2019	76,799	72,796	—	(4,003)
3-Month Nickel	Short	(1)	05/03/2019	(76,086)	(72,796)	3,290	—
3-Month Nickel	Long	2	05/07/2019	155,864	145,652	—	(10,212)
3-Month Nickel	Short	(2)	05/07/2019	(155,661)	(145,652)	10,009	—
3-Month Nickel	Long	1	07/08/2019	79,395	73,128	—	(6,267)

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2019

Transamerica Managed Futures Strategy

CONSOLIDATED SCHEDULE OF INVESTMENTS (continued)

At April 30, 2019

(unaudited)

FUTURES CONTRACTS (continued):

Description	Long/Short	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation	Unrealized Depreciation
3-Month Nickel	Short	(1)	07/08/2019	$(79,501)	$(73,128)	$6,373	$—
3-Month Nickel	Long	1	07/10/2019	79,125	73,132	—	(5,993)
3-Month Nickel	Short	(1)	07/10/2019	(79,407)	(73,132)	6,275	—
3-Month Zinc	Long	1	05/03/2019	69,643	73,850	4,207	—
3-Month Zinc	Short	(1)	05/03/2019	(69,410)	(73,850)	—	(4,440)
3-Month Zinc	Long	1	05/07/2019	67,824	73,711	5,887	—
3-Month Zinc	Short	(1)	05/07/2019	(68,172)	(73,711)	—	(5,539)
3-Month Zinc	Long	1	05/10/2019	66,167	73,293	7,126	—
3-Month Zinc	Short	(1)	05/10/2019	(66,310)	(73,293)	—	(6,983)
3-Month Zinc	Long	1	05/13/2019	65,728	73,154	7,426	—
3-Month Zinc	Short	(1)	05/13/2019	(65,749)	(73,154)	—	(7,405)
3-Month Zinc	Long	1	07/03/2019	72,761	71,302	—	(1,459)
3-Month Zinc	Short	(1)	07/03/2019	(72,422)	(71,302)	1,120	—
2-Year U.S. Treasury Note	Long	179	06/28/2019	38,031,742	38,128,398	96,656	—
3-Year Australia Treasury Bond	Long	327	06/17/2019	26,068,599	26,262,424	193,825	—
5-Year U.S. Treasury Note	Long	179	06/28/2019	20,589,427	20,699,672	110,245	—
10-Year Australia Treasury Bond	Long	68	06/17/2019	6,525,673	6,628,672	102,999	—
10-Year Canada Government Bond	Long	19	06/19/2019	1,931,444	1,959,707	28,263	—
10-Year U.S. Treasury Note	Long	55	06/19/2019	6,736,575	6,801,953	65,378	—
Aluminum	Long	6	06/19/2019	285,362	267,900	—	(17,462)
Aluminum	Short	(6)	06/19/2019	(284,816)	(267,900)	16,916	—
Amsterdam Index	Long	5	05/17/2019	626,430	637,327	10,897	—
Brent Crude Oil	Long	73	05/31/2019	5,182,302	5,260,380	78,078	—
CAC 40 Index	Long	48	05/17/2019	2,942,190	2,986,060	43,870	—
Canada Bankers’ Acceptance	Long	25	09/16/2019	4,562,935	4,574,252	11,317	—
Canada Bankers’ Acceptance	Long	20	12/16/2019	3,655,165	3,659,775	4,610	—
Cocoa	Short	(5)	07/16/2019	(119,297)	(117,950)	1,347	—
Coffee	Short	(11)	07/19/2019	(388,651)	(384,244)	4,407	—
Copper	Long	7	06/19/2019	1,129,379	1,122,713	—	(6,666)
Copper	Short	(4)	06/19/2019	(642,902)	(641,550)	1,352	—
Copper	Long	1	07/29/2019	72,844	72,600	—	(244)
Corn	Short	(1)	07/12/2019	(18,522)	(18,125)	397	—
Cotton No. 2	Short	(4)	07/09/2019	(155,018)	(153,560)	1,458	—
DAX® Index	Long	4	06/21/2019	1,355,905	1,385,289	29,384	—
E-Mini DJIA Index	Long	28	06/21/2019	3,645,307	3,721,760	76,453	—
E-Mini Russell 2000® Index	Long	15	06/21/2019	1,181,670	1,195,650	13,980	—
Euro OAT	Long	1	06/06/2019	177,216	181,699	4,483	—
EURO STOXX 50® Index	Long	218	06/21/2019	8,040,889	8,440,448	399,559	—
Euro-BTP Italy Government Bond	Long	16	06/06/2019	2,329,068	2,341,184	12,116	—
FTSE 100 Index	Long	55	06/21/2019	5,084,140	5,286,841	202,701	—
FTSE China A50 Index	Long	59	05/30/2019	795,690	804,908	9,218	—
FTSE JSE Top 40 Index	Long	29	06/20/2019	1,053,702	1,067,070	13,368	—
FTSE MIB Index	Long	4	06/21/2019	468,330	481,324	12,994	—
German Euro BOBL	Long	1	06/06/2019	148,072	149,094	1,022	—
German Euro Bund	Long	13	06/06/2019	2,397,964	2,410,353	12,389	—
German Euro Schatz	Long	35	06/06/2019	4,394,961	4,393,534	—	(1,427)
Gold 100 oz	Short	(62)	06/26/2019	(8,009,442)	(7,971,340)	38,102	—
Hang Seng Index	Long	24	05/30/2019	4,514,727	4,507,648	—	(7,079)
HSCEI Index	Long	18	05/30/2019	1,321,915	1,315,789	—	(6,126)
IBEX 35 Index	Long	27	05/17/2019	2,864,624	2,895,166	30,542	—
KC HRW Wheat	Short	(39)	07/12/2019	(851,109)	(768,300)	82,809	—
KOSPI 200 Index	Short	(16)	06/13/2019	(971,762)	(977,272)	—	(5,510)
Lean Hogs Futures	Long	2	06/14/2019	74,089	70,580	—	(3,509)
Low Sulfur Gasoil	Long	55	06/12/2019	3,462,324	3,507,625	45,301	—
MSCI EAFE Index	Long	1	06/21/2019	95,540	95,850	310	—
MSCI Emerging Markets Index	Long	3	06/21/2019	164,485	162,030	—	(2,455)
MSCI Singapore Index	Long	4	05/30/2019	109,965	111,330	1,365	—

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2019

Transamerica Managed Futures Strategy

CONSOLIDATED SCHEDULE OF INVESTMENTS (continued)

At April 30, 2019

(unaudited)

FUTURES CONTRACTS (continued):

Description	Long/Short	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation	Unrealized Depreciation
MSCI Taiwan Index	Long	78	05/30/2019	$3,197,931	$3,187,860	$—	$(10,071)
NASDAQ-100 E-Mini Index	Long	23	06/21/2019	3,325,981	3,588,000	262,019	—
Natural Gas	Short	(65)	05/29/2019	(1,773,849)	(1,673,750)	100,099	—
New York Harbor ULSD	Short	(1)	05/31/2019	(86,882)	(87,272)	—	(390)
Nickel	Long	2	06/19/2019	159,782	146,190	—	(13,592)
Nickel	Short	(2)	06/19/2019	(158,367)	(146,190)	12,177	—
Nikkei 225 Index	Long	17	06/13/2019	3,314,584	3,395,574	80,990	—
OMX Stockholm 30 Index	Long	37	05/17/2019	631,659	650,227	18,568	—
Platinum	Long	2	07/29/2019	91,056	89,170	—	(1,886)
RBOB Gasoline	Long	2	05/31/2019	166,823	173,611	6,788	—
S&P 500® E-Mini Index	Long	23	06/21/2019	3,255,227	3,390,775	135,548	—
S&P Midcap 400® E-Mini Index	Long	3	06/21/2019	583,779	592,020	8,241	—
S&P/ASX 200 Index	Long	39	06/20/2019	4,251,688	4,332,906	81,218	—
S&P/TSX 60 Index	Long	137	06/20/2019	19,824,456	20,317,355	492,899	—
Silver	Short	(24)	07/29/2019	(1,797,564)	(1,798,080)	—	(516)
Soybean	Short	(30)	07/12/2019	(1,350,293)	(1,281,000)	69,293	—
Soybean Meal	Short	(12)	07/12/2019	(367,067)	(360,120)	6,947	—
Soybean Oil	Short	(18)	07/12/2019	(317,125)	(301,104)	16,021	—
Sugar No. 11	Short	(27)	06/28/2019	(387,364)	(373,162)	14,202	—
TOPIX Index	Long	7	06/13/2019	1,018,185	1,014,857	—	(3,328)
U.K. Gilt	Long	18	06/26/2019	3,031,187	2,988,456	—	(42,731)
U.S. Treasury Bond	Long	13	06/19/2019	1,893,620	1,917,094	23,474	—
Wheat	Short	(32)	07/12/2019	(747,084)	(686,000)	61,084	—
WTI Crude	Long	39	05/21/2019	2,488,832	2,492,490	3,658	—
Zinc	Long	1	06/19/2019	72,840	71,775	—	(1,065)
Zinc	Short	(1)	06/19/2019	(69,673)	(71,775)	—	(2,102)

Total						$3,865,439	$(233,405)

FORWARD FOREIGN CURRENCY CONTRACTS:
Counterparty	Settlement Date	Currency Purchased		Currency Sold		Unrealized Appreciation	Unrealized Depreciation
CITI	06/19/2019	USD	34,000,456	AUD	47,614,000	$396,979	$(2,376)
CITI	06/19/2019	USD	4,451,238	BRL	17,353,000	51,622	(8,356)
CITI	06/19/2019	USD	10,538,672	CAD	14,104,002	20,368	(23,163)
CITI	06/19/2019	USD	9,790,226	CHF	9,822,000	108,038	(4,304)
CITI	06/19/2019	USD	601,916	CLP	403,219,000	6,965	(192)
CITI	06/19/2019	USD	1,115,983	COP	3,570,473,032	14,915	(467)
CITI	06/19/2019	USD	100,132,947	EUR	87,604,631	1,448,332	—
CITI	06/19/2019	USD	9,489,267	GBP	7,224,000	51,239	(7,300)
CITI	06/19/2019	USD	133,237	HKD	1,043,000	185	—
CITI	06/19/2019	USD	4,582,176	HUF	1,300,742,000	62,131	(207)
CITI	06/19/2019	USD	1,365,298	IDR	19,679,188,000	403	(7,209)
CITI	06/19/2019	USD	768,015	ILS	2,760,999	213	(2,121)
CITI	06/19/2019	USD	1,205,755	INR	86,778,000	13	(34,046)
CITI	06/19/2019	USD	48,659,618	JPY	5,379,724,000	181,503	(15,566)
CITI	06/19/2019	USD	23,282,618	KRW	26,228,580,831	788,382	—
CITI	06/19/2019	USD	1,954,718	MXN	38,309,000	—	(49,732)
CITI	06/19/2019	USD	11,205,512	NOK	96,570,000	31,058	(41,263)
CITI	06/19/2019	USD	25,674,617	NZD	38,072,000	254,096	(31,297)
CITI	06/19/2019	USD	1,059,062	PHP	56,330,000	—	(17,379)
CITI	06/19/2019	USD	9,110,580	PLN	34,673,000	24,653	(1,265)
CITI	06/19/2019	USD	30,248,372	SEK	279,406,000	709,278	(156)
CITI	06/19/2019	USD	660,748	SGD	895,000	2,313	(149)
CITI	06/19/2019	USD	4,917,185	TWD	151,016,000	14,557	(479)
CITI	06/19/2019	SGD	2,317,000	USD	1,716,279	—	(11,321)
CITI	06/19/2019	AUD	53,217,000	USD	37,973,055	1,906	(414,521)

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2019

Transamerica Managed Futures Strategy

CONSOLIDATED SCHEDULE OF INVESTMENTS (continued)

At April 30, 2019

(unaudited)

FORWARD FOREIGN CURRENCY CONTRACTS (continued):
Counterparty	Settlement Date	Currency Purchased		Currency Sold		Unrealized Appreciation	Unrealized Depreciation
CITI	06/19/2019	CAD	20,578,000	USD	15,551,314	$403	$(171,518)
CITI	06/19/2019	NOK	97,064,000	USD	11,386,719	1,066	(114,696)
CITI	06/19/2019	TWD	120,648,000	USD	3,923,567	596	(7,024)
CITI	06/19/2019	ZAR	166,607,000	USD	11,711,509	3,554	(137,047)
CITI	06/19/2019	CHF	16,229,000	USD	16,398,354	—	(393,249)
CITI	06/19/2019	INR	359,811,000	USD	5,056,856	88,705	(4,988)
CITI	06/19/2019	EUR	41,976,000	USD	47,852,362	24,504	(591,860)
CITI	06/19/2019	COP	1,134,556,000	USD	364,570	—	(14,547)
CITI	06/19/2019	ILS	2,220,000	USD	618,941	627	(506)
CITI	06/19/2019	IDR	74,113,506,008	USD	5,189,930	3,247	(25,715)
CITI	06/19/2019	GBP	14,088,000	USD	18,599,772	5,261	(185,079)
CITI	06/19/2019	PLN	53,043,000	USD	13,996,415	7,059	(101,824)
CITI	06/19/2019	CLP	194,920,992	USD	294,751	88	(7,139)
CITI	06/19/2019	MXN	216,116,000	USD	11,094,295	218,801	(5,229)
CITI	06/19/2019	PHP	232,625,000	USD	4,440,789	10,014	(5,441)
CITI	06/19/2019	NZD	45,328,000	USD	31,034,299	—	(731,715)
CITI	06/19/2019	HUF	908,580,000	USD	3,297,429	—	(139,993)
CITI	06/19/2019	JPY	2,511,431,187	USD	22,853,305	1,849	(216,716)
CITI	06/19/2019	KRW	464,677,000	USD	409,806	—	(11,288)
CITI	06/19/2019	BRL	1,291,000	USD	341,241	—	(13,301)
CITI	06/19/2019	SEK	186,569,000	USD	20,330,209	—	(605,838)
CITI	06/19/2019	USD	15,010,528	ZAR	215,869,000	83,094	(73,942)

Total						$4,618,017	$(4,231,524)

SECURITY VALUATION:

Valuation Inputs (C)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Short-Term U.S. Government Obligations	$—	$115,260,780	$—	$115,260,780
Short-Term Investment Companies	18,920,336	—	—	18,920,336

Total Investments	$18,920,336	$115,260,780	$—	$134,181,116

Other Financial Instruments
Over-the-Counter Total Return Swap Agreements	$—	$1,383,643	$—	$1,383,643
Futures Contracts (D)	3,865,439	—	—	3,865,439
Forward Foreign Currency Contracts (D)	—	4,618,017	—	4,618,017

Total Other Financial Instruments	$3,865,439	$6,001,660	$—	$9,867,099

LIABILITIES
Other Financial Instruments
Over-the-Counter Total Return Swap Agreements	$—	$(140,449)	$—	$(140,449)
Futures Contracts (D)	(233,405)	—	—	(233,405)
Forward Foreign Currency Contracts (D)	—	(4,231,524)	—	(4,231,524)

Total Other Financial Instruments	$(233,405)	$(4,371,973)	$—	$(4,605,378)

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2019

Transamerica Managed Futures Strategy

CONSOLIDATED SCHEDULE OF INVESTMENTS (continued)

At April 30, 2019

(unaudited)

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	Rates disclosed reflect the yields at April 30, 2019.
(B)	At the termination date, a net cash flow is exchanged where the total return is equivalent to the return of the reference entity less a financing rate, if any. As a receiver, the Fund would receive payments based on any positive total return and would owe payments in the event of a negative total return. As the payer, the Fund would owe payments on any net positive total return and would receive payment in the event of a negative total return.
(C)	There were no transfers in or out of Level 3 during the six-month period ended April 30, 2019. Please reference the Security Valuation section of the Notes to Financial Statements for more information regarding security valuation and pricing inputs.
(D)	Futures contracts and/or forward foreign currency contracts are valued at unrealized appreciation (depreciation).

CURRENCY ABBREVIATIONS:

AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CHF	Swiss Franc
CLP	Chilean Peso
COP	Columbian Peso
EUR	Euro
GBP	Pound Sterling
HKD	Hong Kong Dollar
HUF	Hungarian Forint
IDR	Indonesian Rupiah
ILS	Israel New Shekel
INR	Indian Rupee
JPY	Japanese Yen
KRW	South Korean Won
MXN	Mexican Peso
NOK	Norwegian Krone
NZD	New Zealand Dollar
PHP	Philippine Peso
PLN	Polish Zloty
SEK	Swedish Krona
SGD	Singapore Dollar
TWD	Taiwan New Dollar
USD	United States Dollar
ZAR	South African Rand

COUNTERPARTY ABBREVIATIONS:

BOA	Bank of America, N.A.
CITI	Citibank, N.A.
GSI	Goldman Sachs International
MLI	Merrill Lynch International

PORTFOLIO ABBREVIATIONS:

ASX	Australian Securities Exchange
BM&F Bovespa	Bolsa de Valores, Mercadorias & Futuros de Sao Paulo (Brazilian Stock Exchange Index)
BOBL	Bundesobligationen (German Federal Government Securities)
BTP	Buoni del Tesoro Poliennali (Italian Treasury Bonds)
CAC	Cotation Assistée en Continu (French Stock Market Index)
DAX	Deutscher Aktienindex (Frankfurt Stock Index)
DJIA	Dow Jones Industrial Average
EAFE	Europe, Australasia and Far East

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2019

Transamerica Managed Futures Strategy

CONSOLIDATED SCHEDULE OF INVESTMENTS (continued)

At April 30, 2019

(unaudited)

PORTFOLIO ABBREVIATIONS (continued):

EURIBOR	Euro Interbank Offer Rate
FTSE	Financial Times Stock Exchange
HG	High Grade
HSCEI	Hang Seng China Enterprises Index
IBEX	Índice Bursatil Español (Bolsa de Madrid Stock Market Index)
JSE	Johannesburg Stock Exchange
KC HRW	Kansas City Hard Red Winter
KOSPI	Korean Composite Stock Price Index
MIB	Milano Italia Borsa (FTSE MIB is the primary benchmark index for the Italian equity markets)
NASDAQ	National Association of Securities Dealers Automated Quotations
OAT	Obligations Assimilables du Tresor (Treasury Obligations)
OMX	Norwegian Stockholm Stock Exchange
RBOB	Reformulated Blendstock for Oxygenate Blending
Schatz	Bundesschatzanweisungen (German Federal Government 2-Year Securities)
STOXX	Deutsche Börse Group & SIX Group Index
TOPIX	Tokyo Price Index
TSX	Toronto Stock Exchange
ULSD	Ultra-Low Sulfur Diesel
WTI	West Texas Intermediate

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2019

CONSOLIDATED STATEMENTS OF ASSETS AND LIABILITIES

At April 30, 2019

(unaudited)

	Transamerica Global Multifactor Macro	Transamerica Managed Futures Strategy
Assets:
Investments, at value (A)	$74,821,974	$134,181,116
Cash	82,073	—
Cash collateral pledged at custodian for:
Centrally cleared swap agreements	2,790	—
OTC derivatives (C)	130,000	4,231,005
Cash collateral pledged at broker for:
Centrally cleared swap agreements	1,849,638	—
OTC derivatives (C)	1,119,840	1,820,000
Futures contracts	3,775,815	6,051,035
Foreign currency, at value (B)	551,023	271,780
OTC swap agreements, at value	371,181	1,383,643
Receivables and other assets:
Investments sold	507,763	81,244
Interest	87,864	27,428
Variation margin receivable on futures contracts	19,974	824,181
Unrealized appreciation on forward foreign currency contracts	1,659,104	4,618,017
Prepaid expenses	458	787
Total assets	84,979,497	153,490,236

Liabilities:
Cash collateral at broker for:
OTC derivatives (C)	79,618	3,441,393
Futures contracts	—	56
OTC swap agreements, at value	203,711	140,449
Payables and other liabilities:
Shares of beneficial interest redeemed	1,049,234	461,168
Investment management fees	260,062	478,121
Transfer agent fees	541	944
Trustees, CCO and deferred compensation fees	360	752
Audit and tax fees	19,791	9,301
Custody fees	351,265	608,172
Legal fees	1,218	858
Printing and shareholder reports fees	1,373	1,419
Registration fees	325	491
Other accrued expenses	4,156	5,090
Variation margin payable on centrally cleared swap agreements	25,482	—
Unrealized depreciation on forward foreign currency contracts	1,307,471	4,231,524
Total liabilities	3,304,607	9,379,738
Net assets	$81,674,890	$144,110,498

Net assets consist of:
Paid-in capital	$87,893,001	$221,374,113
Total distributable earnings (accumulated losses)	(6,218,111)	(77,263,615)
Net assets	$81,674,890	$144,110,498
Shares outstanding (unlimited shares, no par value)	8,762,351	19,473,171
Net asset value and offering price per share	$9.32	$7.40

(A) Investments, at cost	$74,821,974	$134,174,394
(B) Foreign currency, at cost	$538,837	$271,323

(C)	OTC derivatives may include swaps, options and/or swaptions and forward foreign currency contracts.

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2019

CONSOLIDATED STATEMENTS OF OPERATIONS

For the period ended April 30, 2019

(unaudited)

	Transamerica Global Multifactor Macro	Transamerica Managed Futures Strategy

Investment Income:
Interest income	$863,530	$1,707,333
Withholding taxes on foreign income	(39,142)	(8,918)
Total investment income	824,388	1,698,415

Expenses:
Investment management fees	649,139	1,015,181
Transfer agent fees	3,176	5,503
Trustees, CCO and deferred compensation fees	1,047	1,870
Audit and tax fees	22,525	11,763
Custody fees	171,675	286,105
Legal fees	4,587	4,774
Printing and shareholder reports fees	1,149	1,540
Registration fees	1,651	2,083
Other	4,762	14,338
Total expenses before waiver and/or reimbursement and recapture	859,711	1,343,157
Expense waived and/or reimbursed	(414,260)	(631,229)
Recapture of previously waived and/or reimbursed fees	191,521	361,763
Net expenses	636,972	1,073,691

Net investment income (loss)	187,416	624,724

Net realized gain (loss) on:
Investments	—	(216)
Swap agreements	(1,215,292)	(3,734,948)
Futures contracts	1,048,505	411,211
Forward foreign currency contracts	296,569	(2,495,534)
Foreign currency transactions	(38,057)	(170,253)
Net realized gain (loss)	91,725	(5,989,740)

Net change in unrealized appreciation (depreciation) on:
Investments	—	13,770
Swap agreements	(1,429,163)	911,011
Futures contracts	145,860	2,397,707
Forward foreign currency contracts	(262,900)	1,100,102
Translation of assets and liabilities denominated in foreign currencies	(2,563)	65,487
Net change in unrealized appreciation (depreciation)	(1,548,766)	4,488,077
Net realized and change in unrealized gain (loss)	(1,457,041)	(1,501,663)
Net increase (decrease) in net assets resulting from operations	$(1,269,625)	$(876,939)

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2019

CONSOLIDATED STATEMENTS OF CHANGES IN NET ASSETS

For the period and year ended:

	Transamerica Global Multifactor Macro		Transamerica Managed Futures Strategy
	April 30, 2019 (unaudited)	October 31, 2018	April 30, 2019 (unaudited)	October 31, 2018
From operations:
Net investment income (loss)	$187,416	$(216,263)	$624,724	$218,823
Net realized gain (loss)	91,725	5,696,629	(5,989,740)	(6,397,421)
Net change in unrealized appreciation (depreciation)	(1,548,766)	3,445,243	4,488,077	(3,206,610)
Net increase (decrease) in net assets resulting from operations	(1,269,625)	8,925,609	(876,939)	(9,385,208)

Distributions:
Dividends and/or distributions to shareholders	—	(4,578,138)	—	(28,018)
Total dividends and/or distributions to shareholders	—	(4,578,138)	—	(28,018)

Capital share transactions:
Proceeds from shares sold	107,610	7,991,036	160,718	57,090,315
Dividends and/or distributions reinvested	—	4,578,138	—	28,018
Cost of shares redeemed	(9,869,089)	(48,567,389)	(18,155,731)	(45,603,176)
Net increase (decrease) in net assets resulting from capital share transactions	(9,761,479)	(35,998,215)	(17,995,013)	11,515,157
Net increase (decrease) in net assets	(11,031,104)	(31,650,744)	(18,871,952)	2,101,931

Net assets:
Beginning of period/year	92,705,994	124,356,738	162,982,450	160,880,519
End of period/year	$81,674,890	$92,705,994	$144,110,498	$162,982,450

Capital share transactions - shares:
Shares issued	11,731	882,905	22,388	7,231,376
Shares reinvested	—	534,829	—	3,565
Shares redeemed	(1,074,939)	(5,442,706)	(2,540,602)	(5,952,165)
Net increase (decrease) in shares outstanding	(1,063,208)	(4,024,972)	(2,518,214)	1,282,776

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2019

FINANCIAL HIGHLIGHTS

For a share outstanding during the period and years indicated:	Transamerica Global Multifactor Macro
	April 30, 2019 (unaudited)		October 31, 2018	October 31, 2017	October 31, 2016		October 31, 2015(A)
Net asset value, beginning of period/year	$9.44		$8.98	$9.77	$10.06		$10.00

Investment operations:
Net investment income (loss) (B)	0.02		(0.02)	(0.09)	(0.13	)(C)	(0.10)
Net realized and unrealized gain (loss)	(0.14)		0.83	(0.37)	0.23		0.16
Total investment operations	(0.12)		0.81	(0.46)	0.10		0.06

Dividends and/or distributions to shareholders:
Net investment income	—		(0.35)	—	(0.39)		—
Net realized gains	—		—	(0.33)	—		—
Total dividends and/or distributions to shareholders	—		(0.35)	(0.33)	(0.39)		—

Net asset value, end of period/year	$9.32		$9.44	$8.98	$9.77		$10.06
Total return	(1.27	)%(D)	9.46%	(5.09)%	1.01%		0.60	%(D)

Ratio and supplemental data:
Net assets end of period/year (000’s)	$81,675		$92,706	$124,357	$166,685		$222,239
Expenses to average net assets (E)
Excluding waiver and/or reimbursement and recapture	2.03	%(F)	2.48%	2.49%	2.22%		1.93	%(F)
Including waiver and/or reimbursement and recapture	1.50	%(F)	1.50%	1.50%	1.50	%(C)	1.50	%(F)
Net investment income (loss) to average net assets	0.44	%(F)	(0.21)%	(0.96)%	(1.36	)%(C)	(1.49	)%(F)
Portfolio turnover rate	—	%(D)	—%	—%	—%		—	%(D)

(A)	Commenced operations on March 3, 2015.
(B)	Calculated based on average number of shares outstanding.
(C)	Please reference the Custody Out-of-Pocket Expense section of the Notes to Financial Statements for more information regarding the reimbursement of custody fees. The amount of the reimbursement on a per share basis was immaterial to the class. The Expenses to average net assets including waiver and/or reimbursement and recapture ratio, and Net investment income (loss) to average net assets ratio would have been 0.00% higher and 0.00% lower, respectively, had the custodian not reimbursed the Fund.
(D)	Not annualized.
(E)	Does not include expenses of the underlying funds in which the Fund invests.
(F)	Annualized.

For a share outstanding during the period and years indicated:	Transamerica Managed Futures Strategy
	April 30, 2019 (unaudited)		October 31, 2018		October 31, 2017	October 31, 2016		October 31, 2015	October 31, 2014
Net asset value, beginning of period/year	$7.41		$7.77		$8.47	$11.06		$10.28	$10.10

Investment operations:
Net investment income (loss) (A)	0.03		0.01		(0.06)	(0.10	)(B)	(0.15)	(0.14)
Net realized and unrealized gain (loss)	(0.04)		(0.37)		(0.55)	(0.37)		1.46	0.64
Total investment operations	(0.01)		(0.36)		(0.61)	(0.47)		1.31	0.50

Dividends and/or distributions to shareholders:
Net investment income	—		(0.00	)(C)	(0.01)	(1.11)		(0.08)	(0.04)
Net realized gains	—		—		—	(1.01)		(0.45)	(0.28)
Return of capital	—		—		(0.08)	—		—	—
Total dividends and/or distributions to shareholders	—		(0.00	)(C)	(0.09)	(2.12)		(0.53)	(0.32)

Net asset value, end of period/year	$7.40		$7.41		$7.77	$8.47		$11.06	$10.28
Total return	(0.13	)%(D)	(4.62)%		(7.22)%	(5.00)%		12.89%	4.97%

Ratio and supplemental data:
Net assets end of period/year (000’s)	$144,110		$162,982		$160,881	$202,184		$325,631	$413,887
Expenses to average net assets (E)
Excluding waiver and/or reimbursement and recapture	1.83	%(F)	2.36%		2.29%	2.02%		1.68%	1.68%
Including waiver and/or reimbursement and recapture	1.46	%(F)(G)	1.45%		1.45%	1.44	%(B)	1.42%	1.42%
Net investment income (loss) to average net assets	0.85	%(F)	0.12%		(0.72)%	(1.13	)%(B)	(1.37)%	(1.39)%
Portfolio turnover rate	—	%(D)	—%		—%	—%		—%	—%

(A)	Calculated based on average number of shares outstanding.
(B)	Please reference the Custody Out-of-Pocket Expense section of the Notes to Financial Statements for more information regarding the reimbursement of custody fees. The amount of the reimbursement on a per share basis was immaterial to the class. The Expenses to average net assets including waiver and/or reimbursement and recapture ratio, and Net investment income (loss) to average net assets ratio would have been 0.00% higher and 0.00% lower, respectively, had the custodian not reimbursed the Fund.
(C)	Rounds to less than $0.01 or $(0.01).
(D)	Not annualized.
(E)	Does not include expenses of the underlying funds in which the Fund invests.
(F)	Annualized.
(G)	Includes extraordinary expenses outside the operating expense limit.

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2019

NOTES TO FINANCIAL STATEMENTS

At April 30, 2019

(unaudited)

1. ORGANIZATION

Transamerica Funds (the “Trust”) is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). The Trust applies investment company accounting and reporting guidance. The funds (each, a “Fund” and collectively, the “Funds”) are each a series of the Trust and are as follows:

Fund	Fund

Transamerica Core Bond (“Core Bond”)

Transamerica Global Real Estate Securities (“Global Real Estate Securities”)

Transamerica International Value (“International Value”)

Transamerica Long/Short Strategy (“Long/Short Strategy”)

Transamerica Mid Cap Value (“Mid Cap Value”)

Transamerica Total Return (“Total Return”)

Transamerica Global Multifactor Macro (“Global Multifactor Macro”) (A)

Transamerica Managed Futures Strategy (“Managed Futures Strategy”) (A)

(A)	Transamerica Cayman Global Multifactor Macro, Ltd. and Transamerica Cayman Managed Futures Strategy, Ltd. are wholly-owned subsidiaries which act as investment vehicles for Global Multifactor Macro and Managed Futures Strategy, respectively. Please reference the Basis for Consolidation section of the Notes to Financial Statements for more information.

Global Real Estate Securities, Global Multifactor Macro and Managed Futures Strategy are “non-diversified” Funds, as defined under the 1940 Act.

This report must be accompanied or preceded by the Funds’ current prospectuses, which contain additional information about the Funds, including risks, as well as investment objectives and strategies.

Transamerica Asset Management, Inc. (“TAM”) serves as investment manager for the Funds pursuant to an investment management agreement. TAM provides continuous and regular investment management services to the Funds. TAM supervises each Fund’s investments, conducts its investment program and provides supervisory, compliance and administrative services to the Funds.

TAM currently acts as a “manager of managers” and hires sub-advisers to furnish day-to-day investment advice and recommendations. TAM may, in the future, determine to provide all aspects of the day-to-day management of a Fund without the use of a sub-adviser. When acting as a manager of managers, TAM provides investment management services that include, without limitation, the design and development of the Funds and their investment strategies and the ongoing review and evaluation of those investment strategies including recommending changes in strategy where it believes appropriate or advisable; the selection of one or more sub-advisers for the Funds employing a combination of quantitative and qualitative screens, research, analysis and due diligence; negotiation of sub-advisory agreements and fees; oversight and monitoring of sub-advisers and recommending changes to sub-advisers where it believes appropriate or advisable; recommending fund combinations and liquidations where it believes appropriate or advisable; selection and oversight of transition managers, as needed; regular supervision of the Funds’ investments; regular review and evaluation of sub-adviser performance; daily monitoring of the sub-advisers’ buying and selling of securities for the Funds; regular review of holdings; ongoing trade oversight and analysis; regular monitoring to ensure adherence to investment process; regular calls and periodic on-site visits with sub-advisers; portfolio construction and asset allocation when using multiple sub-advisers for a Fund; risk management oversight and analysis; oversight of negotiation of investment documentation and agreements; design, development, implementation and regular monitoring of the valuation process; periodic due diligence reviews of pricing vendors and vendor methodology; design, development, implementation and regular monitoring of the compliance process; respond to regulatory inquiries and determine appropriate litigation strategy, as needed; review of proxies voted by sub-advisers; oversight of preparation, and review, of materials for meetings of the Funds’ Board of Trustees (the “Board”), participation in these meetings and preparation of regular communications with the Board; oversight of preparation, and review, of prospectuses, shareholder reports and other disclosure materials and regulatory filings for the Funds; oversight of other service providers to the Funds, such as the custodian, the transfer agent, the Funds’ independent accounting firm and legal counsel; supervision of the performance of recordkeeping and shareholder relations functions for the Funds; and oversight of cash management services. TAM uses a variety of quantitative and qualitative tools to carry out its investment management services. TAM, not the Funds, is responsible for paying the sub-adviser(s) for their services, and sub-advisory fees are TAM’s expense.

TAM’s investment management services also include the provision of supervisory and administrative services to the Funds. These services include performing certain administrative services for the Funds and supervising and overseeing the administrative, clerical, recordkeeping and bookkeeping services provided to the Funds by State Street Bank and Trust Company (“State Street”), to whom TAM has outsourced the provision of certain services as described below: to the extent agreed upon by TAM and the Funds from time to time, monitoring and verifying the custodian’s daily calculation of the Net Asset Values (“NAV”); shareholder relations functions; compliance services; valuation services; assisting in due diligence and in the oversight and monitoring of certain activities of sub-advisers and certain aspects of Fund investments; assisting with Fund combinations and liquidations; oversight of the preparation and filing, and review, of all returns and reports, in connection with federal, state and local taxes; oversight and review of regulatory

Transamerica Funds	Semi-Annual Report 2019

NOTES TO FINANCIAL STATEMENTS (continued)

At April 30, 2019

(unaudited)

1. ORGANIZATION (continued)

reporting; supervising and coordinating the Funds’ custodian and dividend disbursing agent and monitoring their services to the Funds; assisting the Funds in preparing reports to shareholders; acting as liaison with the Funds’ independent public accountants and providing, upon request, analyses, fiscal year summaries and other audit related services; assisting in the preparation of agendas and supporting documents for and minutes of meetings of trustees and committees of trustees; assisting in the preparation of regular communications with the trustees; and providing personnel and office space, telephones and other office equipment as necessary in order for TAM to perform supervisory and administrative services to the Funds.

2. BASIS FOR CONSOLIDATION

Transamerica Cayman Global Multifactor Macro, Ltd. and Transamerica Cayman Managed Futures Strategy, Ltd. (each, a “Subsidiary” and collectively, the “Subsidiaries”) are organized under the laws of the Cayman Islands and are wholly-owned subsidiaries which act as investment vehicles for Global Multifactor Macro and Managed Futures Strategy, respectively. The principal purpose of investment of the Subsidiaries is to allow the Funds noted above to gain exposure to the commodity markets within the limitations of the federal tax law requirements applicable to regulated investment companies.

At April 30, 2019, the net assets of each Subsidiary as a percentage of each Fund’s net assets is as follows:

Fund	Subsidiary	Value	Percentage of Net Assets
Global Multifactor Macro	Transamerica Cayman Global Multifactor Macro, Ltd.	$18,804,423	23.02%
Managed Futures Strategy	Transamerica Cayman Managed Futures Strategy, Ltd.	33,503,083	23.25

3. SIGNIFICANT ACCOUNTING POLICIES

In preparing the Funds’ financial statements in accordance with Generally Accepted Accounting Principles in the United States of America (“GAAP”), estimates or assumptions (which could differ from actual results) may be used that affect reported amounts and disclosures. The following is a summary of significant accounting policies followed by the Funds.

Foreign currency denominated investments: The accounting records of the Funds are maintained in U.S. dollars. Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the closing exchange rate each day. The cost of foreign securities purchased and any realized gains or losses are translated at the prevailing exchange rates in effect on the date of the respective transaction. Each Fund combines fluctuations from currency exchange rates and fluctuations in value when computing net realized and unrealized gains or losses from investments.

Net foreign currency gains and losses resulting from changes in exchange rates include, foreign currency fluctuations between trade date and settlement date of investment security transactions, gains and losses on forward foreign currency contracts, and the difference between the receivable amounts of interest and dividends recorded in the accounting records in U.S. dollars and the amounts actually received.

Foreign currency denominated assets may involve risks not typically associated with domestic transactions. These risks include revaluation of currencies, adverse fluctuations in foreign currency values, and possible adverse political, social, and economic developments, including those particular to a specific industry, country or region.

Security transactions and investment income: Security transactions are accounted for on the trade date. Security gains and losses are calculated on the specific identification basis. Dividend income, if any, is recorded on the ex-dividend date or, in the case of foreign securities, as soon as the Funds are informed of the ex-dividend dates, net of foreign taxes. Interest income, if any, including accretion of discounts and amortization of premiums, is recorded on the accrual basis commencing on the settlement date.

Distributions to shareholders: Distributions are recorded on the ex-dividend date and are determined in accordance with federal income tax regulations, which may differ from GAAP.

Foreign taxes: The Funds may be subject to taxes imposed by the countries in which they invest, with respect to their investments in issuers existing or operating in such countries. The Funds may also be subject to foreign taxes on income, gains on investments, or currency repatriation, a portion of which may be recoverable. The Funds accrue such taxes and recoveries as applicable when the related income or capital gains are earned or unrealized, and based upon the current interpretation of tax rules and regulations that exist in the markets in which the Funds invest. Some countries require governmental approval for the repatriation of investment income, capital, or the proceeds of sales earned by foreign investors. In addition, if there is deterioration in a country’s balance of payments or for other reasons, a country may impose temporary restrictions of foreign capital remittances abroad.

Transamerica Funds	Semi-Annual Report 2019

NOTES TO FINANCIAL STATEMENTS (continued)

At April 30, 2019

(unaudited)

3. SIGNIFICANT ACCOUNTING POLICIES (continued)

Cash overdraft: The Funds may have cash overdraft balances. A fee is incurred on these overdrafts, calculated by multiplying the overdraft by a rate based on the Federal Funds Rate.

Payables, if any, are reflected as Due to custodian within the Statements of Assets and Liabilities or Consolidated Statements of Assets and Liabilities. Expenses, if any, from U.S. cash overdrafts are reflected in Custody fees within the Statements of Operations or Consolidated Statements of Operations. Expenses, if any, from foreign cash overdrafts are reflected in Other expenses within the Statements of Operations or Consolidated Statements of Operations.

Commission recapture: The sub-adviser(s), to the extent consistent with the best execution and usual commission rate policies and practices, may elect to place security transactions of the Funds with broker/dealers with which other funds or portfolios advised by TAM have established a commission recapture program. A commission recapture program is any arrangement under which a broker/dealer applies a portion of the commissions received by such broker/dealer on the security transactions to the Funds. In no event will commissions, paid by the Funds, be used to pay expenses that would otherwise be borne by any other funds or portfolios advised by TAM, or by any other party.

Commissions recaptured are included within Net realized gain (loss) within the Statements of Operations or Consolidated Statements of Operations. For the period ended April 30, 2019, commissions recaptured are as follows. Funds not listed in the subsequent table do not have any commissions recaptured during the period.

Fund	Commissions Recaptured
Global Real Estate Securities	$480
International Value	57
Mid Cap Value	151

Statement of cash flows: GAAP requires entities providing financial statements that report both a financial position and results of operations to also provide a Statement of Cash Flows for each period for which results of operations are provided, but exempts investment companies meeting certain conditions. These conditions may include the enterprise had little or no debt, based on the average debt outstanding during the period, little or no illiquid investments, and little or no investments classified as Level 3 of the fair value hierarchy, in relation to average total assets. Funds with certain degrees of borrowing activity, typically through the use of sale-buyback financing transactions, line of credit borrowing, short sale transactions, illiquid investments, or Level 3 classified securities have been determined to be at a level requiring a Statement of Cash Flows. A Statement of Cash Flows has been prepared for Long/Short Strategy using the indirect method which requires net change in net assets resulting from operations to be adjusted to reconcile to net cash flows from operating activities.

Indemnification: In the normal course of business, the Funds enter into contracts that contain a variety of representations that provide general indemnifications. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds and/or their affiliates that have not yet occurred. However, based on experience, the Funds expect the risk of loss to be remote.

4. SECURITY VALUATION

All investments in securities are recorded at their estimated fair value. The Funds value their investments at the official close of the New York Stock Exchange (“NYSE”) each day the NYSE is open for business.

The Funds utilize various methods to measure the fair value of their investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three levels (“Levels”) of inputs of the fair value hierarchy are defined as follows:

Level 1—Unadjusted quoted prices in active markets for identical securities.

Level 2—Inputs, other than quoted prices included in Level 1, which are observable, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.

Level 3—Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include the Fund’s own assumptions used in determining the fair value of investments and derivative instruments.

Transamerica Funds	Semi-Annual Report 2019

NOTES TO FINANCIAL STATEMENTS (continued)

At April 30, 2019

(unaudited)

4. SECURITY VALUATION (continued)

The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy that is assigned to the fair value measurement of a security is determined based on the lowest Level input that is significant to the fair value measurement in its entirety. Certain investments that are measured at fair value using NAV per share, or its equivalent, using the “practical expedient” have not been classified in the fair value Levels. The hierarchy classification of inputs used to value the Funds’ investments at April 30, 2019, is disclosed within the Security Valuation section of each Fund’s Schedule of Investments or Consolidated Schedule of Investments.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, but not limited to, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is generally greatest for instruments categorized in Level 3. Due to the inherent uncertainty of valuation, the determination of values may differ significantly from values that would have been realized had a ready market for investments existed, and the differences could be material.

Fair value measurements: Descriptions of the valuation techniques applied to the Funds’ significant categories of assets and liabilities measured at fair value on a recurring basis are as follows:

Equity securities: Securities are stated at the last reported sales price or closing price on the day of valuation taken from the primary exchange where the security is principally traded. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy. Equities traded on inactive markets or valued by reference to similar instruments are generally categorized in Level 2 or Level 3 if inputs are unobservable.

Foreign equity securities: Securities     in which the primary trading market closes at the same time or after the NYSE, are valued based on quotations from the primary market in which they are traded and are categorized in Level 1. Because many foreign securities markets and exchanges close prior to the close of the NYSE, closing prices for foreign securities in those markets or on those exchanges do not reflect the events that occur after that close. Certain foreign securities may be fair valued using a pricing service that considers the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts, financial futures or ETFs and the movement of certain indices of securities based on a statistical analysis of their historical relationship; such valuations generally are categorized in Level 2.

Investment companies: Certain investment companies are valued at the NAV of the underlying Funds as the practical expedient. These investment companies are not included within the fair value hierarchy. Certain other investment companies are valued at the actively traded NAV of the underlying funds and no valuation adjustments are applied. These investment companies are categorized in Level 1 of the fair value hierarchy.

Securities lending collateral: Securities lending collateral is invested in a money market fund which is valued at the NAV and no valuation adjustments are applied. Securities lending collateral is categorized in Level 1 of the fair value hierarchy.

Asset-backed securities: The fair value of asset-backed securities is estimated based on models that consider the estimated cash flows of each tranche of the entity, establish a benchmark yield, and develop an estimated tranche specific spread to the benchmark yield based on the unique attributes of the tranche. To the extent the inputs are observable and timely, the values would generally be categorized in Level 2 of the fair value hierarchy; otherwise they would be categorized in Level 3.

Commercial paper: Commercial paper is valued using amortized cost, which approximates fair value. The values are generally categorized in Level 2 of the fair value hierarchy, or Level 3 if inputs are unobservable.

Corporate debt securities: The fair value of corporate debt securities is estimated using various techniques, which consider recently executed transactions in securities of the issuer or comparable issuers, market price quotations (where observable), bond spreads, fundamental data relating to the issuer, and credit default swap spreads adjusted for any basis difference between cash and derivative instruments. While most corporate debt securities are categorized in Level 2 of the fair value hierarchy, in instances where lower relative weight is placed on transaction prices, quotations, or similar observable inputs, they are categorized in Level 3.

Foreign government obligations: Foreign government obligations are normally valued using a model that incorporates market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, and reference data. Certain securities are valued by principally using dealer quotations. Foreign government obligations generally are categorized in Level 2 of the fair value hierarchy, or Level 3 if inputs are unobservable.

Transamerica Funds	Semi-Annual Report 2019

NOTES TO FINANCIAL STATEMENTS (continued)

At April 30, 2019

(unaudited)

4. SECURITY VALUATION (continued)

Mortgage-backed securities: The fair value of mortgage-backed securities is estimated based on models that consider issuer type, coupon, cash flows, mortgage prepayment projection tables and adjustable rate mortgage evaluations that incorporate index data, periodic life caps and the next coupon reset date. To the extent the inputs are observable and timely, the values would generally be categorized in Level 2 of the fair value hierarchy; otherwise they are categorized in Level 3.

Municipal government obligations: The fair value of municipal government obligations and variable rate notes is estimated based on models that consider, among other factors, information received from market makers and broker-dealers, current trades, bid-want lists, offerings, market movements, the liquidity of the bond, state of issuance, benchmark yield curves, and bond or note insurance. To the extent the inputs are observable and timely, the values would generally be categorized in Level 2 of the fair value hierarchy; otherwise they are categorized in Level 3.

Repurchase agreements: Repurchase agreements are valued at cost, which approximates fair value. To the extent the inputs are observable and timely, the values are generally categorized in Level 2 of the fair value hierarchy.

Short-term notes: The Funds normally value short-term government and U.S. government agency securities using a model that incorporates market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers and reference data. Certain securities are valued by principally using dealer quotations. Short-term government and U.S. government agency securities generally are categorized in Level 2 of the fair value hierarchy, or Level 3 if inputs are unobservable.

U.S. government agency obligations: U.S. government agency obligations are comprised of two main categories consisting of agency issued debt and mortgage pass-throughs. Generally, agency issued debt securities are valued in a manner similar to U.S. government obligations. Mortgage pass-throughs include to be announced (“TBA”) securities and mortgage pass-through certificates. Generally, TBA securities and mortgage pass-throughs are valued using dealer quotations. Depending on market activity levels and whether quotations or other observable data are used, these securities are typically categorized in Level 2 of the fair value hierarchy; otherwise they would be categorized in Level 3.

U.S. government obligations: U.S. government obligations are normally valued using a model that incorporates market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, and reference data. Certain securities are valued by principally using dealer quotations. U.S. government obligations generally are categorized in Level 2 of the fair value hierarchy, or Level 3 if inputs are unobservable.

Derivative instruments: Centrally cleared or listed derivatives that are actively traded are valued based on quoted prices from the exchange and are categorized in Level 1 of the fair value hierarchy. Over-the-counter (“OTC”) derivative contracts include forward, swap, swaption, and option contracts related to interest rates, foreign currencies, credit standing of reference entities, equity prices, or commodity prices. Depending on the product and the terms of the transaction, the fair value of the OTC derivative products are modeled taking into account the counterparties’ creditworthiness and using a series of techniques, including simulation models. Many pricing models do not entail material subjectivity because the methodologies employed do not necessitate significant judgments and the pricing inputs are observed from actively quoted markets, as is the case of interest rate swap and option contracts. The majority of OTC derivative products valued by the Funds using pricing models fall into this category and are categorized within Level 2 of the fair value hierarchy or Level 3 if inputs are unobservable.

5. SECURITIES AND OTHER INVESTMENTS

Real estate investment trusts (“REIT”): REITs are pooled investment vehicles which invest primarily in income producing real estate, or real estate related loans or interests. Distributions received by REITs are classified at management’s estimate of the dividend income, return of capital and capital gains. Estimates are based on information available at year-end, which includes the previous fiscal year’s classification. The actual amounts of dividend income, return of capital, and capital gains are only determined by each REIT after the fiscal year end and may differ from the estimated amounts. Upon notification from the REITs, some of the distributions received may be re-classified and recorded as a return of capital or capital gains. There are certain additional risks involved in investing in REITs. These include, but are not limited to, economic conditions, changes in zoning laws, real estate values, property taxes, and interest rates.

REITs held at April 30, 2019, if any, are identified within the Schedule of Investments or Consolidated Schedule of Investments.

Restricted securities: The Funds may invest in unregulated restricted securities. Restricted securities are subject to legal or contractual restrictions on resale. Restricted securities generally may be resold in transactions exempt from registration under the Securities Act of 1933.

Transamerica Funds	Semi-Annual Report 2019

NOTES TO FINANCIAL STATEMENTS (continued)

At April 30, 2019

(unaudited)

5. SECURITIES AND OTHER INVESTMENTS (continued)

Restricted securities held at April 30, 2019, if any, are identified within the Schedule of Investments or Consolidated Schedule of Investments.

Treasury inflation-protected securities (“TIPS”): Certain Funds may invest in TIPS, which are fixed income securities whose principal value is periodically adjusted according to the rate of inflation/deflation. If the index measuring inflation/deflation rises or falls, the principal value of TIPS will be adjusted upward or downward, and consequently the interest payable on these securities (calculated with respect to a larger or smaller principal amount) will be increased or reduced, respectively. Repayment of the original bond principal upon maturity (as adjusted for inflation) is guaranteed in the case of U.S. Treasury inflation-indexed bonds and notes. For bonds and notes that do not provide a similar guarantee, the adjusted principal value of the bond repaid at maturity may be less than the original principal.

TIPS held at April 30, 2019, if any, are included within the Schedule of Investments or Consolidated Schedule of Investments. The adjustments, if any, to principal due to inflation/deflation are reflected as increases/decreases to Interest income within the Statements of Operations or Consolidated Statements of Operations, with a corresponding adjustment to Investments, at cost within the Statements of Assets and Liabilities or Consolidated Statements of Assets and Liabilities.

When-issued, delayed-delivery, forward, and to be announced (“TBA”) commitment transactions: The Funds may purchase or sell securities on a when-issued, delayed-delivery, forward and TBA commitment basis. When-issued and forward commitment transactions are made conditionally because a security, although authorized, has not yet been issued in the market. Settlement of such transactions normally occurs within a month or more after the purchase or sale commitment is made. The Funds engage in when-issued and forward commitment transactions to obtain an advantageous price and yield at the time of the transaction. The Funds engage in when-issued and forward commitment transactions for the purpose of acquiring securities, but may enter into a separate agreement to sell the securities before the settlement date. Since the value of securities purchased may fluctuate prior to settlement, the Funds may be required to pay more at settlement than the security is worth. In addition, the Funds are not entitled to any of the interest earned prior to settlement.

Delayed-delivery transactions involve a commitment by the Funds to purchase or sell securities for a predetermined price or yield, with payment and delivery taking place beyond the customary settlement period. When delayed-delivery transactions are outstanding, the Funds will segregate with their custodian either cash, U.S. government securities, or other liquid assets at least equal to the value or purchase commitments until payment is made. When purchasing a security on a delayed-delivery basis, the Funds assume the rights and risks of ownership of the security, including the risk of price and yield fluctuations. These transactions also involve a risk to the Funds if the other party to the transaction defaults on its obligation to make payment or delivery, and the Funds are delayed or prevented from completing the transaction. The Funds may dispose of or renegotiate a delayed-delivery transaction after it is entered into, which may result in a realized gain or loss. When the Funds sell a security on a delayed-delivery basis, the Funds do not participate in future gains and losses on the security.

TBA commitments are entered into to purchase or sell securities for a fixed price at a future date, typically not to exceed 45 days. TBAs are considered securities in themselves, and involve a risk of loss if the value of the security to be purchased declines, or the value of the security sold increases, prior to settlement date, in addition to the risk of decline in the value of the Funds’ other assets. Unsettled TBA commitments are valued at the current value of the underlying securities.

When-issued, delayed-delivery, forward and TBA commitment transactions held at April 30, 2019, if any, are identified within the Schedule of Investments or Consolidated Schedule of Investments. Open trades, if any, are reflected as When-issued, delayed-delivery, forward and TBA commitments purchased or sold within the Statements of Assets and Liabilities or Consolidated Statements of Assets and Liabilities.

6. BORROWINGS AND OTHER FINANCING TRANSACTIONS

The Funds may engage in borrowing transactions as a means of raising cash to satisfy redemption requests, for other temporary or emergency purposes or, to the extent permitted by their investment policies, to raise additional cash to be invested in other securities or instruments. When the Funds invest borrowing proceeds in other securities, the Funds will bear the risk that the market value of the securities in which such proceeds are invested goes down and is insufficient to repay the borrowed proceeds. The Funds may borrow on a secured or on an unsecured basis. If the Funds enter into a secured borrowing arrangement, a portion of the Funds’ assets will be used as collateral. The 1940 Act requires the Funds to maintain asset coverage of at least 300% of the amount of their borrowings. Asset coverage means the ratio that the value of the Funds’ total assets, minus liabilities other than borrowings, bears to the aggregate amount of all borrowings. Although complying with this requirement has the effect of limiting the amount that the Funds may borrow, it does not otherwise mitigate the risks of entering into borrowing transactions.

Transamerica Funds	Semi-Annual Report 2019

NOTES TO FINANCIAL STATEMENTS (continued)

At April 30, 2019

(unaudited)

6. BORROWINGS AND OTHER FINANCING TRANSACTIONS (continued)

Interfund lending: The Funds, along with other funds and portfolios advised by TAM, may participate in an interfund lending program pursuant to exemptive relief granted by the Securities and Exchange Commission on January 18, 2017. This program allows the Funds to lend to and borrow from other funds and portfolios advised by TAM. Interfund lending transactions are subject to the conditions of the exemptive relief which place limits on the amount of lending or borrowing a Fund may participate in under the program. Interest earned or paid on an interfund lending transaction will be based on the average of certain current market rates. As of April 30, 2019, the Funds have not utilized the program.

Repurchase agreements: In a repurchase agreement, the Funds purchase a security and simultaneously commit to resell that security to the seller at an agreed-upon price on an agreed-upon date. Securities purchased subject to a repurchase agreement are held at the Funds’ custodian, or designated sub-custodian related to tri-party repurchase agreements, and, pursuant to the terms of the repurchase agreement, must be collateralized by securities with an aggregate market value greater than or equal to 100% of the resale price. The Funds will bear the risk of value fluctuations until the securities can be sold and may encounter delays and incur costs in liquidating the securities. In the event of bankruptcy or insolvency of the seller, delays and costs may be incurred.

Repurchase agreements are subject to netting agreements, which are agreements between the Funds and their counterparties that provide for the net settlement of all transactions and collateral with the Funds, through a single payment, in the event of default or termination. Amounts presented within the Schedule of Investments or Consolidated Schedule of Investments, and as part of Repurchase agreements, at value within the Statements of Assets and Liabilities or Consolidated Statements of Assets and Liabilities are shown on a gross basis. The value of the related collateral for each repurchase agreement, as reflected within the Schedule of Investments or Consolidated Schedule of Investments, exceeds the value of each repurchase agreement at April 30, 2019.

Repurchase agreements at April 30, 2019, if any, are included within the Schedule of Investments or Consolidated Schedule of Investments and Statements of Assets and Liabilities or Consolidated Statements of Assets and Liabilities.

Reverse repurchase agreements: The Funds may enter into reverse repurchase agreements in which the Funds sell portfolio securities and agree to repurchase them from the buyer at a specified date and price. The Funds may utilize reverse repurchase agreements when it is anticipated that the interest income to be earned from the investment of the proceeds of the transaction is greater than the interest expense of the transaction. Reverse repurchase agreements are considered to be a form of borrowing. Pursuant to the terms of the reverse repurchase agreements, the Funds’ custodian must segregate assets with an aggregate market value greater than or equal to 100% of the repurchase price. In periods of increased demand for the security, the Funds may receive a fee for use of the security by the counterparty, which may result in interest income to the Funds. Reverse repurchase agreements involve leverage risk and also the risk that the market value of the securities that the Funds are obligated to repurchase under the agreement may decline below the repurchase price. The Funds are subject to the risk that the buyer under the agreement may file for bankruptcy, become insolvent, or otherwise default on its obligations to the Funds. In the event of a default by the counterparty, there may be delays, costs and risks of loss involved in the Funds exercising their rights under the agreement, or those rights may be limited by other contractual agreements.

For the period ended April 30, 2019, the Funds’ average borrowings are as follows. Funds not listed in the subsequent table do not have any reverse repurchase agreements during the period.

Fund	Average Daily Borrowing	Number of Days Outstanding	Weighted Average Interest Rate
Total Return	$106,927,080	181	2.54%

Open reverse repurchase agreements at April 30, 2019, if any, are included within the Schedule of Investments or Consolidated Schedule of Investments and Statements of Assets and Liabilities or Consolidated Statements of Assets and Liabilities. The interest expense is included in Interest income on the Statements of Operations or Consolidated Statements of Operations.

Sale-buyback: The Funds may enter into sale-buyback financing transactions. The Funds account for sale-buyback financing transactions as borrowing transactions and realize gains and losses on these transactions at the end of the roll period. Sale-buyback financing transactions involve sales by the Funds of securities and simultaneously contracts to repurchase the same or substantially similar securities at an agreed upon price and date.

The Funds forgo principal and interest paid during the roll period on the securities sold in a sale-buyback financing transaction. The Funds are compensated by the difference between the current sales price and the price for the future purchase (often referred to as the “price drop”), as well as by any interest earned on the proceeds of the securities sold. Sale-buyback financing transactions may be renewed with a new sale and a repurchase price and a cash settlement made at each renewal without physical delivery of the securities

Transamerica Funds	Semi-Annual Report 2019

NOTES TO FINANCIAL STATEMENTS (continued)

At April 30, 2019

(unaudited)

6. BORROWINGS AND OTHER FINANCING TRANSACTIONS (continued)

subject to the contract. Sale-buyback financing transactions expose the Funds to risks such as, the buyer under the agreement may file for bankruptcy, become insolvent, or otherwise default on its obligations to the Funds, the market value of the securities the Funds are obligated to repurchase under the agreement may decline below the repurchase price. The Funds’ obligations under a sale-buyback typically would be offset by liquid assets equal in value to the amount of the Funds’ forward commitment to repurchase the subject security. Sale-buyback financing transactions accounted for as borrowing transactions are excluded from the Funds’ portfolio turnover rates. The Funds recognize price drop fee income on a straight line basis over the period of the roll. For the period ended April 30, 2019, Total Return earned price drop fee income of $-154. The price drop fee is netted in Interest income within the Statements of Operations or Consolidated Statements of Operations.

The outstanding payable for securities to be repurchased, if any, is included in Payable for sale-buyback financing transactions within the Statements of Assets and Liabilities or Consolidated Statements of Assets and Liabilities. The interest expense is included within Interest income on the Statements of Operations or Consolidated Statements of Operations. In periods of increased demand of the security, the Funds may receive a fee for use of the security by the counterparty, which may result in interest income to the Funds, and is reflected in Interest income on the Statements of Operations or Consolidated Statements of Operations.

For the period ended April 30, 2019, the Funds’ average borrowings are as follows. Funds not listed in the subsequent table do not have any sale-buybacks during the period.

Fund	Average Daily Borrowing	Number of Days Outstanding	Weighted Average Interest Rate
Total Return	$2,654,101	73	2.31%

Open sale-buyback financing transactions at April 30, 2019, if any, are identified within the Schedule of Investments or Consolidated Schedule of Investments.

Securities lending: Securities are lent to qualified financial institutions and brokers. State Street serves as securities lending agent to the Funds pursuant to a Securities Lending Agreement. The lending of securities exposes the Funds to risks such as, the borrowers may fail to return the loaned securities, the borrowers may not be able to provide additional collateral, the Funds may experience delays in recovery of the loaned securities or delays in access to collateral, or the Funds may experience losses related to the investment collateral. To minimize certain risks, loan counterparties pledge cash collateral with a value of at least 102% of the current value of the loaned securities on non-U.S. fixed income investments, as well as on securities traded on U.S. exchanges. Loan counterparties pledge cash collateral with a value of at least 105% of the current value of the loaned securities for non-U.S. equity positions. The lending agent has agreed to indemnify the Funds in the case of default of any securities borrower.

Cash collateral received is invested in the State Street Navigator Securities Lending Trust – Government Money Market Portfolio, a money market mutual fund registered under the 1940 Act. By lending securities, the Funds seek to increase their net investment income through the receipt of interest and fees. Such income is reflected in Net income from securities lending within the Statements of Operations and is net of fees and rebates earned by the lending agent for its services.

The value of loaned securities and related collateral outstanding at April 30, 2019, if any, are shown on a gross basis within the Schedule of Investments or Consolidated Schedule of Investments and Statements of Assets and Liabilities or Consolidated Statements of Assets and Liabilities.

Short sales: A short sale is a transaction in which the Funds sell securities they do not own, but have borrowed, in anticipation of a decline in the fair market value of the securities. The Funds are obligated to replace the borrowed securities at the market price at the time of replacement. The Funds’ obligation to replace the securities borrowed in connection with a short sale is fully secured by collateral deposited with the custodian. In addition, the Funds consider the short sale to be a borrowing by the Funds that is subject to the asset coverage requirements of the 1940 Act. Short sales represent an aggressive trading practice with a high risk/return potential, and short sales involve special considerations. Risks of short sales include that possible losses from short sales may be unlimited (e.g., if the price of stocks sold short rises), whereas losses from direct purchases of securities are limited to the total amount invested, and the Funds may be unable to replace borrowed securities sold short.

The Funds investing in short sales are liable for any dividends and/or interest payable on securities in a short position and these payables, if any, are reflected as Dividends, interest and fees for borrowings from securities sold short within the Statements of Assets and Liabilities or Consolidated Statements of Assets and Liabilities. The Funds also bear other costs, such as charges for the prime brokerage accounts, in connection with short positions. These costs are reported as Dividends, interest and fees for borrowings from securities sold short within the Statements of Operations or Consolidated Statements of Operations.

Transamerica Funds	Semi-Annual Report 2019

NOTES TO FINANCIAL STATEMENTS (continued)

At April 30, 2019

(unaudited)

6. BORROWINGS AND OTHER FINANCING TRANSACTIONS (continued)

Open short sale transactions at April 30, 2019, if any, are included within the Schedule of Investments or Consolidated Schedule of Investments and are reflected in Securities sold short, at value within the Statements of Assets and Liabilities or Consolidated Statements of Assets and Liabilities.

The following table reflects a breakdown of transactions accounted for as secured borrowings, the gross obligation by the type of collateral pledged, and the remaining contractual maturity of those transactions as of April 30, 2019. Funds not listed in the subsequent table have not entered into secured borrowing transactions.

	Remaining Contractual Maturity of the Agreements
	Overnight and Continuous	Less Than 30 Days	Between 30 & 90 Days	Greater Than 90 Days	Total
Core Bond
Securities Lending Transactions
Corporate Debt Securities	$3,517,956	$—	$—	$—	$3,517,956
Foreign Government Obligations	211,548	—	—	—	211,548
U.S. Government Obligations	2,629,387	—	—	—	2,629,387
Total Securities Lending Transactions	$6,358,891	$—	$—	$—	$6,358,891
Total Borrowings	$6,358,891	$—	$—	$—	$6,358,891

Global Real Estate Securities
Securities Lending Transactions
Common Stocks	$792,556	$—	$—	$—	$792,556
Total Borrowings	$792,556	$—	$—	$—	$792,556

International Value
Securities Lending Transactions
Common Stocks	$168,778	$—	$—	$—	$168,778
Total Borrowings	$168,778	$—	$—	$—	$168,778

Mid Cap Value
Securities Lending Transactions
Common Stocks	$620,407	$—	$—	$—	$620,407
Total Borrowings	$620,407	$—	$—	$—	$620,407

Total Return
Securities Lending Transactions
Corporate Debt Securities	$7,643,038	$—	$—	$—	$7,643,038
Reverse Repurchase Agreements
U.S. Government Obligations	$11,541,436	$25,922,533	$68,776,750	$—	$106,240,719
Cash	(30,061)	—	—	—	(30,061)
Total Reverse Repurchase Agreements	$11,511,375	$25,922,533	$68,776,750	$—	$106,210,658
Sale Buy-back Transactions
U.S. Government Obligations	$—	$9,635,058	$—	$—	$9,635,058
Total Borrowings	$19,154,413	$35,557,591	$68,776,750	$—	$123,488,754

7. RISK EXPOSURES AND THE USE OF DERIVATIVE INSTRUMENTS

The Funds’ investment objectives allow the Funds to use various types of derivative contracts, including option contracts, swap agreements, futures contracts, and forward foreign currency contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or OTC.

Transamerica Funds	Semi-Annual Report 2019

NOTES TO FINANCIAL STATEMENTS (continued)

At April 30, 2019

(unaudited)

7. RISK EXPOSURES AND THE USE OF DERIVATIVE INSTRUMENTS (continued)

Market Risk Factors: In pursuit of the Funds’ investment objectives, the Funds may seek to use derivatives to increase or decrease their exposure to certain market risks, including:

Interest rate risk: Interest rate risk relates to the fluctuations in the value of fixed income securities due to changes in the prevailing levels of market interest rates.

Foreign exchange rate risk: Foreign exchange rate risk relates to fluctuations in the value of an asset or liability due to changes in the currency exchange rates.

Equity risk: Equity risk relates to the change in value of equity securities as they relate to increases or decreases in the general market.

Credit risk: Credit risk relates to the ability of the issuer of a financial instrument to make further principal or interest payments on an obligation or commitment that it has to the Funds.

Commodity risk: Commodity risk relates to the change in value of commodities or commodity indices as they relate to increases or decreases in the commodities market. Commodities are physical assets that have tangible properties. Examples of these types of assets are crude oil, heating oil, metals, livestock, and agricultural products.

The Funds are also exposed to additional risks from investing in derivatives, such as liquidity and counterparty credit risk. Liquidity risk is the risk that the Funds will be unable to sell or close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligations to the Funds. Investing in derivatives may also involve greater risks than investing directly in the underlying assets, such as losses in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

The Funds’ exposure to market risk factors and certain other associated risks are summarized by derivative type as follows:

Option contracts: The Funds are subject to equity risk, interest rate risk, and foreign exchange rate risk in the normal course of pursuing their investment objectives. The Funds may enter into option contracts to manage exposure to various market fluctuations. The Funds may purchase or write call and put options on securities and derivative instruments in which each Fund owns or may invest. Options are valued at the average of the bid and ask price established each day at the close of the board of trade or exchange on which they are traded. Options are marked-to-market daily to reflect the current value of the option. The primary risks associated with options are an imperfect correlation between the change in value of the securities held and the prices of the option contracts, the possibility of an illiquid market, and an inability of the counterparty to meet the contract terms. Options can be traded through an exchange or through privately negotiated arrangements with a dealer in an OTC transaction. Options traded on an exchange are generally cleared through a clearinghouse such as the Options Clearing Corp.

Options on exchange-traded funds and/or securities: The Funds may purchase or write options on ETFs and/or securities. Purchasing or writing options on ETFs and/or securities gives the Funds the right, but not the obligation to buy or sell a specified ETF and/or security as an underlying instrument for the option contract.

Options on foreign currency: The Funds may purchase or write foreign currency options. Purchasing or writing options on foreign currency gives the Funds the right, but not the obligation to buy or sell the currency and will specify the amount of currency and a rate of exchange that may be exercised by a specified date.

Options on indices: The Funds may purchase or write options on indices. Purchasing or writing an option on indices gives the Funds the right, but not the obligation to buy or sell the cash from the underlying index. The exercise of the option will result in a cash transfer and gain or loss depends on the change in the underlying index.

Options on futures: The Funds may purchase or write options on futures. Purchasing or writing options on futures gives the Funds the right, but not obligation to buy or sell a position on a futures contract at the specified option exercise price at any time during the period of the option.

Credit default swaptions: The Funds may purchase or write credit default swaption agreements which are options to enter into a pre-defined swap agreement by some specific date in the future. Purchasing or writing credit default swaptions gives the Funds the right, but not the obligation to buy or sell credit protection on a specific reference with a specific maturity.

Transamerica Funds	Semi-Annual Report 2019

NOTES TO FINANCIAL STATEMENTS (continued)

At April 30, 2019

(unaudited)

7. RISK EXPOSURES AND THE USE OF DERIVATIVE INSTRUMENTS (continued)

Interest rate swaptions: The Funds may purchase or write interest rate swaption agreements which are options to enter into a pre-defined swap agreement by some specific date in the future. The writer of the swaption becomes the counterparty to the swap if the buyer exercises. The interest rate swaption agreement will specify whether the buyer of the swaption will be a fixed-rate receiver or a fixed-rate payer upon exercise.

Purchased options: Purchasing call options tends to increase exposure to the underlying instrument. Purchasing put options tends to decrease exposure to the underlying instrument. The Funds pay premiums, which are included within the Statements of Assets and Liabilities or Consolidated Statements of Assets and Liabilities as an investment and subsequently marked-to-market to reflect the current value of the option. The risk associated with purchasing put and call options is limited to the premium paid. Premiums paid from options which expire are treated as realized losses. Premiums paid for purchasing options which are exercised or closed are added to the amounts paid or offset against the proceeds on the underlying instrument to determine the realized gain or loss.

Written options: Writing call options tends to decrease exposure to the underlying instrument. Writing put options tends to increase exposure to the underlying instrument. When the Funds write a covered call or put option, the premium received is recorded as a liability within the Statements of Assets and Liabilities or Consolidated Statements of Assets and Liabilities and is subsequently marked-to-market to reflect the current market value of the option written. Premiums received from written options which expire unexercised are treated as realized gains. Premiums received from writing options which are exercised or closed are added to the proceeds or offset against amounts paid on the underlying instrument to determine the realized gain or loss. In writing an option, the Funds bear the market risk of an unfavorable change in the price of the security or currency underlying the written option. Exercise of an option written by the Funds could result in the Funds selling or buying a security or currency at a price different from the current market value.

Open option contracts at April 30, 2019, if any, are included within the Schedule of Investments or Consolidated Schedule of Investments. The value of purchased option contracts, as applicable, is shown in Investments, at value within the Statements of Assets and Liabilities or Consolidated Statements of Assets and Liabilities. The value of written option contracts, as applicable, is shown in Written options and swaptions, at value within the Statements of Assets and Liabilities or Consolidated Statements of Assets and Liabilities.

Swap agreements: Swap agreements are bilaterally negotiated agreements between the Funds and a counterparty to exchange or swap investments, cash flows, assets, foreign currencies, or market-linked returns at specified, future intervals. Swap agreements can be executed in a bilateral privately negotiated arrangement with a dealer in an OTC transaction or executed on a regular market. Certain swaps regardless of the venue of execution are required to be cleared through a clearinghouse (“centrally cleared swap agreements”). Centrally cleared swap agreements listed or traded on a multilateral platform, are valued at the daily settlement price determined by the corresponding exchange. For centrally cleared credit default swap agreements the clearing exchange requires all members to provide applicable levels across complete term levels. Centrally cleared interest rate swap agreements are valued using a pricing model that references the underlying rates including but not limited to the overnight index swap rate and London Interbank Offered Rate (“LIBOR”) forward rate to calculate the daily settlement price. The Funds may enter into credit default, cross-currency, interest rate, total return, including contracts for difference (“CFD”), and other forms of swap agreements to manage exposure to credit, currency, interest rate, and commodity risks. In connection with these agreements, securities or cash may be identified as collateral or margin in accordance with the terms of the respective swap agreements to provide assets of value and recourse in the event of default or bankruptcy/insolvency. Centrally cleared swap agreements are marked-to-market daily based upon values from third party vendors, which may include a registered exchange, or quotations from market makers to the extent available and the change in value, if any, is recorded as Variation margin receivable (payable) on centrally cleared swap agreements within the Statements of Assets and Liabilities or Consolidated Statements of Assets and Liabilities.

For OTC swap agreements, payments received or made at the beginning of the measurement period are reflected in OTC swap agreements, at value within the Statements of Assets and Liabilities or Consolidated Statements of Assets and Liabilities and represent payments made or received upon entering into the swap agreements to compensate for differences between the stated terms of the swap agreement and prevailing market conditions (credit spreads, currency exchange rates, interest rates, and other relevant factors). Additionally, these upfront payments, as well as any periodic payments received or paid by the Fund, including any liquidation payment received or made at the termination of the swap are recorded as part of Net realized gain (loss) on swap agreements within the Statements of Operations or Consolidated Statements of Operations.

Credit default swap agreements: The Funds are subject to credit risk in the normal course of pursuing their investment objectives. The Funds enter into credit default swap agreements to manage their exposure to the market or certain sectors of the market to reduce their risk exposure to defaults of corporate and sovereign issuers, or to create exposure to corporate or sovereign issuers to which they are not otherwise exposed. Credit default swap agreements involve the exchange of a fixed rate premium for protection against the loss in value of an underlying security in the event of a defined credit event, such as payment default or bankruptcy (buy protection).

Transamerica Funds	Semi-Annual Report 2019

NOTES TO FINANCIAL STATEMENTS (continued)

At April 30, 2019

(unaudited)

7. RISK EXPOSURES AND THE USE OF DERIVATIVE INSTRUMENTS (continued)

Under a credit default swap agreement, one party acts as a guarantor by receiving the fixed periodic payment in exchange for the commitment to purchase the underlying security at par if the defined credit event occurs (sell protection). The Funds’ maximum risk of loss from counterparty risk, either as the protection seller or as the protection buyer, is the notional amount of the contract. This risk is mitigated by having a master netting arrangement between the Funds and the counterparty, and by the posting of collateral.

Certain Funds sell credit default swap agreements, which exposes them to risk of loss from credit risk related events specified in the contracts. Although contract-specific, credit events are generally defined as bankruptcy, failure to pay, restructuring, obligation acceleration, obligation default, or repudiation/moratorium. If a defined credit event had occurred during the period, the swap agreements’ credit-risk-related contingent features would have been triggered, and the Funds would have been required to pay the notional amounts for the credit default swap agreements with a sell protection less the value of the contracts’ related reference obligations.

Interest rate swap agreements: The Funds are subject to interest rate risk exposure in the normal course of pursuing their investment objectives. Because the Funds hold fixed rate bonds, the value of these bonds may decrease if interest rates rise. To help hedge against this risk, the Funds enter into interest rate swap agreements. Under an interest rate swap agreement, two parties will exchange cash flows based on a notional principal amount. Funds with interest rate agreements can elect to pay a fixed rate and receive a floating rate, or receive a fixed rate and pay a floating rate, on a notional principal amount. The risks of interest rate swap agreements include changes in market conditions which will affect the value of the contract or the cash flows, and the possible inability of the counterparty to fulfill its obligations under the agreement. The Funds’ maximum risk of loss from counterparty credit risk is the discounted net value of the cash flows to be received from/paid to the counterparties over the contracts’ remaining lives, to the extent that amount is positive. This risk is mitigated by having a master netting arrangement between the Funds and the counterparty, and by the posting of collateral.

Total return swap agreements: The Funds are subject to commodity risk, equity risk, and other risks related to the underlying investments of the swap agreement, including CFDs, in the normal course of pursuing their investment objectives. The value of the commodity-linked investments held by the Funds can be affected by a variety of factors, including, but not limited to, overall market movements and other factors affecting the value of particular industries or commodities, such as weather, disease, embargoes, acts of war or terrorism, or political and regulatory developments. Commodity-linked derivatives are available from a relatively small number of issuers, subjecting a Fund’s investments in commodity-linked derivatives to counterparty risk, which is the risk that the issuer of the commodity-linked derivative will not fulfill its contractual obligations. Total return swap agreements on commodities involve commitments whereby cash flows are exchanged based on the price of a commodity in exchange for either a fixed or floating price or rate. One party would receive payments based on the market value of the commodity involved and pay a fixed amount. Total return swap agreements on indices involve commitments to pay interest in exchange for a market-linked return. One counterparty pays out the total return of a specific reference entity, which may be an equity, index, or bond, and in return receives a regular stream of payments.

Open centrally cleared swap agreements and open OTC swap agreements at April 30, 2019, if any, are listed within the Schedule of Investments or Consolidated Schedule of Investments.

Futures contracts: The Funds are subject to equity and commodity risk, interest rate risk, and foreign exchange rate risk in the normal course of pursuing their investment objectives. The Funds use futures contracts to gain exposure to, or hedge against, changes in the value of equities and commodities, interest rates, or foreign currencies. A futures contract represents a commitment for the future purchase or sale of an asset at a specified price on a specified date. Upon entering into such contracts, the Funds are required to deposit with the broker, either in cash or in securities, an initial margin in an amount equal to a certain percentage of the contract amount. Subsequent payments (variation margin) are paid or received by the Funds, depending on the daily fluctuations in the value of the contract, and are recorded for financial statement purposes as unrealized gains or losses by the Funds. Upon entering into such contracts, the Funds bear the risk of equity and commodity prices, interest rates, or exchange rates moving unexpectedly, in which case, the Funds may not achieve the anticipated benefits of the futures contracts and may realize losses. With futures, there is minimal counterparty credit risk to the Funds since futures are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees the futures against default. Futures contracts are generally entered into on a regulated futures exchange and cleared through a clearinghouse associated with the exchange.

Open futures contracts at April 30, 2019, if any, are listed within the Schedule of Investments or Consolidated Schedule of Investments. Open futures contracts at April 30, 2019, if any, are listed within the Schedule of Investments. Variation margin, if applicable, is shown in Variation margin receivable or payable on futures contracts within the Statements of Assets and Liabilities or Consolidated Statements of Assets and Liabilities.

Forward foreign currency contracts: The Funds are subject to foreign exchange rate risk exposure in the normal course of pursuing their investment objectives. The Funds may enter into forward foreign currency contracts to hedge against exchange rate risk arising

Transamerica Funds	Semi-Annual Report 2019

NOTES TO FINANCIAL STATEMENTS (continued)

At April 30, 2019

(unaudited)

7. RISK EXPOSURES AND THE USE OF DERIVATIVE INSTRUMENTS (continued)

from investments in securities denominated in foreign currencies. Additionally, Managed Futures Strategy utilizes forward foreign currency contracts for speculative purposes. Forward foreign currency contracts are marked-to-market daily, with the change in value recorded as an unrealized gain or loss and is shown in Unrealized appreciation (depreciation) on forward foreign currency contracts within the Statements of Assets and Liabilities or Consolidated Statements of Assets and Liabilities. When the contracts are settled, a realized gain or loss is incurred and is shown in Net realized gain (loss) on forward foreign currency contracts within the Statements of Operations or Consolidated Statements of Operations. Risks may arise from changes in market value of the underlying currencies and from the possible inability of counterparties to meet the terms of their contracts. Forward foreign currency contracts are traded in the OTC inter-bank currency dealer market.

Open forward foreign currency contracts at April 30, 2019, if any, are listed within the Schedule of Investments or Consolidated Schedule of Investments.

The following is a summary of the location and each Fund’s fair values of derivative investments disclosed, if any, within the Statements of Assets and Liabilities or Consolidated Statements of Assets and Liabilities, categorized by primary market risk exposure as of April 30, 2019. Funds not listed in the subsequent tables do not have direct exposure to derivative investments during the period.

Asset Derivatives
Fund/Location	Interest Rate Contracts	Foreign Exchange Contracts	Equity Contracts	Credit Contracts	Commodity Contracts	Total
Global Real Estate Securities
OTC Swaps:
OTC swap agreements, at value	$—	$—	$277,202	$—	$—	$277,202
Forward foreign currency contracts:
Unrealized appreciation on forward foreign currency contracts	—	8,678	—	—	—	8,678
Total	$—	$8,678	$277,202	$—	$—	$285,880

Total Return
Purchased options and swaptions:
Investments, at value (A)	$8,617	$—	$—	$—	$—	$8,617
Centrally cleared swaps:
Total distributable earnings (accumulated losses) (A) (B)	2,889,692	—	—	671,203	—	3,560,895
OTC Swaps:
OTC swap agreements, at value	—	—	—	41,210	—	41,210
Futures contracts:
Total distributable earnings (accumulated losses) (A) (C)	1,609,611	—	—	—	—	1,609,611
Forward foreign currency contracts:
Unrealized appreciation on forward foreign currency contracts	—	1,507,715	—	—	—	1,507,715
Total	$4,507,920	$1,507,715	$—	$712,413	$—	$6,728,048

Global Multifactor Macro
Centrally cleared swaps:
Total distributable earnings (accumulated losses) (A) (B)	$2,268,538	$—	$—	$—	$—	$2,268,538
OTC Swaps:
OTC swap agreements, at value	567,865	—	371,181	—	—	371,181
Futures contracts:
Total distributable earnings (accumulated losses) (A) (C)	212,328	—	1,037,014	—	508,447	1,757,789
Forward foreign currency contracts:
Unrealized appreciation on forward foreign currency contracts	—	1,659,104	—	—	—	1,659,104
Total	$2,480,866	$1,659,104	$1,408,195	$—	$508,447	$6,056,612

Transamerica Funds	Semi-Annual Report 2019

NOTES TO FINANCIAL STATEMENTS (continued)

At April 30, 2019

(unaudited)

7. RISK EXPOSURES AND THE USE OF DERIVATIVE INSTRUMENTS (continued)

Asset Derivatives
Fund/Location	Interest Rate Contracts	Foreign Exchange Contracts	Equity Contracts	Credit Contracts	Commodity Contracts	Total
Managed Futures Strategy
OTC Swaps:
OTC swap agreements, at value	$648,111	$—	$27,056	$—	$708,476	$1,383,643
Futures contracts:
Total distributable earnings (accumulated losses) (A) (C)	1,278,083	—	1,924,124	—	663,232	3,865,439
Forward foreign currency contracts:
Unrealized appreciation on forward foreign currency contracts	—	4,618,017	—	—	—	4,618,017
Total	$1,926,194	$4,618,017	$1,951,180	$—	$1,371,708	$9,867,099

Liability Derivatives
Fund/Location	Interest Rate Contracts	Foreign Exchange Contracts	Equity Contracts	Credit Contracts	Commodity Contracts	Total
Global Real Estate Securities
Forward foreign currency contracts:
Unrealized depreciation on forward foreign currency contracts	$—	$(12,236)	$—	$—	$—	$(12,236)
Total	$—	$(12,236)	$—	$—	$—	$(12,236)

International Value
Forward foreign currency contracts:
Unrealized depreciation on forward foreign currency contracts	$—	$(3)	$—	$—	$—	$(3)
Total	$—	$(3)	$—	$—	$—	$(3)

Total Return
Written options and swaptions:
Written options and swaptions, at value (A)	$(4,042)	$(16,115)	$—	$(7)	$—	$(20,164)
Centrally cleared swaps:
Total distributable earnings (accumulated losses) (A) (B)	(3,266,135)	—	—	(1,183,336)	—	(4,449,471)
OTC Swaps:
OTC swap agreements, at value	—	—	—	(130,845)	—	(130,845)
Futures contracts:
Total distributable earnings (accumulated losses) (A) (C)	(4,525,449)	—	—	—	—	(4,525,449)
Forward foreign currency contracts:
Unrealized depreciation on forward foreign currency contracts	—	(843,141)	—	—	—	(843,141)
Total	$(7,795,626)	$(859,256)	$—	$(1,314,188)	$—	$(9,969,070)

Transamerica Funds	Semi-Annual Report 2019

NOTES TO FINANCIAL STATEMENTS (continued)

At April 30, 2019

(unaudited)

7. RISK EXPOSURES AND THE USE OF DERIVATIVE INSTRUMENTS (continued)

Liability Derivatives
Fund/Location	Interest Rate Contracts	Foreign Exchange Contracts	Equity Contracts	Credit Contracts	Commodity Contracts	Total
Global Multifactor Macro
Centrally cleared swaps:
Total distributable earnings (accumulated losses) (A) (B)	$(1,899,894)	$—	$—	$—	$—	$(1,899,894)
OTC Swaps:
OTC swap agreements, at value		—	(203,711)	—	—	(203,711)
Futures contracts:
Total distributable earnings (accumulated losses) (A) (C)	(63,282)	—	(417,070)	—	(130,617)	(610,969)
Forward foreign currency contracts:
Unrealized depreciation on forward foreign currency contracts	—	(1,307,471)	—	—	—	(1,307,471)
Total	$(2,110,238)	$(1,307,471)	$(130,617)	$—	$(130,617)	$(4,022,045)

Managed Futures Strategy
OTC Swaps:
OTC swap agreements, at value	$(42,822)	$—	$(32,007)	$—	$(65,620)	$(140,449)
Futures contracts:
Total distributable earnings (accumulated losses) (A) (C)	(46,728)	—	(34,569)	—	(152,108)	(233,405)
Forward foreign currency contracts:
Unrealized depreciation on forward foreign currency contracts	—	(4,231,524)	—	—	—	(4,231,524)
Total	$(89,550)	$(4,231,524)	$(66,576)	$—	$(217,728)	$(4,605,378)

(A)	May include exchange-traded derivatives which are not subject to a master netting arrangement, or another similar arrangement.
(B)	Included within Value of centrally cleared swap agreements as reported in the Schedule of Investments or Consolidated Schedule of Investments. Only current day’s variation margin is reported within the Statements of Assets and Liabilities or Consolidated Statements of Assets and Liabilities.
(C)	Included within Unrealized Appreciation (Depreciation) on futures contracts as reported in the Schedule of Investments or Consolidated Schedule of Investments. Only current day’s variation margin is reported within the Statements of Assets and Liabilities or Consolidated Statements of Assets and Liabilities.

The following is a summary of the location and the effect of derivative investments, if any, within the Statements of Operations or Consolidated Statements of Operations, categorized by primary market risk exposure as of April 30, 2019.

Realized Gain (Loss) on Derivative Instruments
Fund/Location	Interest Rate Contracts	Foreign Exchange Contracts	Equity Contracts	Credit Contracts	Commodity Contracts	Total
Global Real Estate Securities
Swap agreements	$—	$—	$26,242	$—	$—	$26,242
Forward foreign currency contracts	—	3,708	—	—	—	3,708
Total	$—	$29,950	$—	$—	$—	$29,950

International Value
Forward foreign currency contracts	$—	$27	$—	$—	$—	$27
Total	$—	$27	$—	$—	$—	$27

Total Return
Purchased options and swaptions (A)	$(37,520)	$(9,861)	$—	$—	$—	$(47,381)
Written options and swaptions	128,126	453,319	—	—	—	581,445
Swap agreements	1,848,343	—	—	327,280	—	2,175,623
Futures contracts	(5,966,868)	—	—	—	—	(5,966,868)
Forward foreign currency contracts	—	2,216,780	—	—	—	2,216,780
Total	$(4,027,919)	$2,660,238	$—	$327,280	$—	$(1,040,401)

Transamerica Funds	Semi-Annual Report 2019

NOTES TO FINANCIAL STATEMENTS (continued)

At April 30, 2019

(unaudited)

7. RISK EXPOSURES AND THE USE OF DERIVATIVE INSTRUMENTS (continued)

Realized Gain (Loss) on Derivative Instruments
Fund/Location	Interest Rate Contracts	Foreign Exchange Contracts	Equity Contracts	Credit Contracts	Commodity Contracts	Total
Global Multifactor Macro
Swap agreements	$(3,306,454)	$—	$2,108,999	$—	$(17,837)	$(1,215,292)
Futures contracts	(263,842)	—	1,384,596	—	(72,249)	1,048,505
Forward foreign currency contracts	—	296,569	—	—	—	296,569
Total	$(3,570,296)	$296,569	$3,493,595	$—	$(90,086)	$129,782

Managed Futures Strategy
Swap agreements	$(436,599)	$—	$(532,795)	$—	$(2,765,554)	$(3,734,948)
Futures contracts	1,293,245	—	2,595,006	—	(3,477,040)	411,211
Forward foreign currency contracts	—	(2,495,534)	—	—	—	(2,495,534)
Total	$856,646	$(2,495,534)	$2,062,211	$—	$(6,242,594)	$(5,819,271)

Net Change in Unrealized Appreciation (Depreciation) on Derivative Instruments
Fund/Location	Interest Rate Contracts	Foreign Exchange Contracts	Equity Contracts	Credit Contracts	Commodity Contracts	Total
Global Real Estate Securities
Swap agreements	$—	$—	$10,060	$—	$—	$10,060
Forward foreign currency contracts	—	(3,558)	—	—	—	(3,558)
Total	$—	$6,502	$—	$—	$—	$6,502

International Value
Forward foreign currency contracts	$—	$(3)	$—	$—	$—	$(3)
Total	$—	$(3)	$—	$—	$—	$(3)

Total Return
Purchased options and swaptions (B)	$(25,447)	$(10,392)	$—	$—	$—	$(35,839)
Written options and swaptions	37,625	136,149	—	3,053	—	176,827
Swap agreements	(2,454,459)	—	—	(158,709)	—	(2,613,168)
Futures contracts	(3,116,434)	—	—	—	—	(3,116,434)
Forward foreign currency contracts	—	(1,929,534)	—	—	—	(1,929,534)
Total	$(5,558,715)	$(1,803,777)	$—	$(155,656)	$—	$(7,518,148)

Global Multifactor Macro
Swap agreements	$(1,071,346)	$—	$(354,263)	$—	$(3,554)	$(1,429,163)
Futures contracts	148,923	—	(461,561)	—	458,498	145,860
Forward foreign currency contracts	—	(262,900)	—	—	—	(262,900)
Total	$(922,423)	$(262,900)	$(815,824)	$—	$454,944	$(1,546,203)

Managed Futures Strategy
Swap agreements	$(959,062)	$—	$35,123	$—	$1,834,950	$911,011
Futures contracts	(170,193)	—	958,399	—	1,609,501	2,397,707
Forward foreign currency contracts	—	1,100,102	—	—	—	1,100,102
Total	$(1,129,255)	$1,100,102	$993,522	$—	$3,444,451	$4,408,820

(A)	Included within Net realized gain (loss) on Investments in the Statements of Operations or Consolidated Statements of Operations.
(B)	Included within Net change in unrealized appreciation (depreciation) on Investments in the Statements of Operations or Consolidated Statements of Operations.

Transamerica Funds	Semi-Annual Report 2019

NOTES TO FINANCIAL STATEMENTS (continued)

At April 30, 2019

(unaudited)

7. RISK EXPOSURES AND THE USE OF DERIVATIVE INSTRUMENTS (continued)

The following is a summary of the ending monthly average volume on derivative activity during the period ended April 30, 2019.

	Purchased Options and Swaptions at value		Written Options and Swaptions at value		Swap Agreements at Notional Amount	Futures Contracts at Notional Amount		Forward Foreign Currency Contracts at Contract Amount
Fund	Calls	Puts	Calls	Puts		Long	Short	Purchased	Sold	Cross Currency
Global Real Estate Securities	$—	$—	$—	$—	$5,774	$—	$—	$1,518,670	$1,330,109	$—
International Value	—	—	—	—	—	—	—	2,315	1,387	—
Total Return	1,524	25,357	(67,016)	(33,980)	298,113,733	318,810,630	(345,582,389)	136,034,574	201,899,574	—
Global Multifactor Macro	—	—	—	—	901,555,493	52,996,759	(79,254,369)	120,519,493	133,941,627	—
Managed Futures Strategy	—	—	—	—	67,655,121	410,333,772	(188,288,293)	362,237,284	432,188,726	—

The Funds typically enter into International Swaps and Derivatives Association, Inc. Master Agreements (“ISDA Master Agreements”) or similar master agreements (collectively, “Master Agreements”) with their contract counterparties for certain OTC derivatives in order to, among other things, reduce credit risk to counterparties.

ISDA Master Agreements include provisions for general obligations, representations, collateral and events of default or termination. Under an ISDA Master Agreement, the Funds typically may offset with the counterparty certain OTC derivative financial instruments payables and/or receivables with collateral held and/or posted and create one single net payment (close-out netting) in the event of default, termination and/or potential deterioration in the credit quality of the counterparty.

Various Master Agreements govern the terms of certain transactions with counterparties and typically attempt to reduce the counterparty risk associated with such transactions by specifying credit protection mechanisms and providing standardization that improves legal certainty. Cross-termination provisions under Master Agreements typically provide that a default in connection with one transaction between the Funds and a counterparty gives the non-defaulting party the right to terminate any other transactions in place with the defaulting party to create one single net payment due to/due from the defaulting party and may be a feature in certain Master Agreements. In the event the Funds exercise their right to terminate a Master Agreement after a counterparty experiences a termination event as defined in the Master Agreement, the return of collateral with market value in excess of the Funds’ net liability may be delayed or denied.

Collateral requirements: Collateral or margin requirements are set by the broker or exchange clearing house for exchange-traded derivatives (futures contracts, exchange-traded options, and exchange-traded swap agreements) while collateral terms are contract specific for OTC derivatives (forward foreign currency exchange contracts, OTC options, and OTC swap agreements). For OTC derivatives, under standard derivatives agreements, the Funds may be required to post collateral on derivatives if the Funds are in a net liability position with the counterparty exceeding certain amounts. Additionally, counterparties may immediately terminate derivatives contracts if the Funds fail to maintain sufficient asset coverage for its contracts or its net assets decline by stated percentages.

For financial reporting proposes, cash collateral that has been pledged or received at the custodian and/or broker to cover obligations of each Fund, if any, is reported separately in Cash collateral pledged at custodian and/or broker, and Cash collateral received by the broker within the Statements of Assets and Liabilities or Consolidated Statements of Assets and Liabilities. Non-cash collateral pledged to each Fund, if any, is disclosed within the Schedule of Investments or Consolidated Schedule of Investments. Generally, the amount of collateral due from or to a party must exceed a minimum transfer amount threshold before a transfer has been made. To the extent amounts due to the Fund from its counterparties are not fully collateralized, contractually or otherwise, the Fund bears the risk of loss from counterparty non-performance.

The following is a summary of the Funds’ OTC derivative assets and liabilities by counterparty net of amounts available for offset under a master netting agreement and net of the related collateral received/pledged by the Funds as of April 30, 2019. For financial reporting purposes, the Funds do not offset assets and liabilities that are subject to a master netting agreement or similar arrangement on the Statements of Assets and Liabilities or Consolidated Statements of Assets and Liabilities. See the Repurchase agreement section within the notes for offsetting and collateral information pertaining to repurchase agreements and reverse repurchase agreements that are subject to master netting agreements. Funds not listed in the subsequent tables do not have master netting agreements for open derivative positions during the period.

Transamerica Funds	Semi-Annual Report 2019

NOTES TO FINANCIAL STATEMENTS (continued)

At April 30, 2019

(unaudited)

7. RISK EXPOSURES AND THE USE OF DERIVATIVE INSTRUMENTS (continued)

	Gross Amounts of Assets Presented within Statements of Assets and Liabilities (A)	Gross Amounts Not Offset within Statements of Assets and Liabilities			Gross Amounts of Liabilities Presented within Statements of Assets and Liabilities (A)	Gross Amounts Not Offset within Statements of Assets and Liabilities
Counterparty		Financial Instruments	Collateral Received (B)	Net Amount		Financial Instruments	Collateral Pledged (B)	Net Amount
	Assets				Liabilities
Global Real Estate Securities
Bank of America, N.A.	$28	$(28)	$—	$—	$824	$(28)	$—	$796
Citibank, N.A.	422	—	—	422	—	—	—	—
Goldman Sachs International	36	(23)	—	13	23	(23)	—	—
HSBC Bank USA	1,645	(1,645)	—	—	6,197	(1,645)	—	4,552
JPMorgan Chase Bank, N.A.	280,592	(4,901)	—	275,691	4,901	(4,901)	—	—
State Street Bank & Trust Co.	3,157	(291)	—	2,866	291	(291)	—	—

Total	$285,880	$(6,888)	$—	$278,992	$12,236	$(6,888)	$—	$5,348

International Value
State Street Bank & Trust Co.	$—	$—	$—	$—	$3	$—	$—	$3

Total	$—	$—	$—	$—	$3	$—	$—	$3

Total Return
Bank of America, N.A.	$159,412	$(46,147)	$—	$113,265	$46,147	$(46,147)	$—	$—
Barclays Bank PLC	42,985	(42,985)	—	—	67,379	(42,985)	(24,394)	—
BNP Paribas	395,662	—	(260,000)	135,662	—	—	—	—
Citibank, N.A.	457,066	(303,477)	(153,589)	—	303,477	(303,477)	—	—
Goldman Sachs Bank	17,700	(17,700)	—	—	20,296	(17,700)	—	2,596
Goldman Sachs International	1,663	(1,663)	—	—	130,852	(1,663)	—	129,189
HSBC Bank USA	38,224	—	(38,224)	—	—	—	—	—
JPMorgan Chase Bank, N.A.	121,147	(121,147)	—	—	138,310	(121,147)	(17,163)	—
Merrill Lynch International	39,547	—	—	39,547	—	—	—	—
Standard Chartered Bank	—	—	—	—	124,530	—	—	124,530
UBS AG	282,023	(163,159)	(118,864)	—	163,159	(163,159)	—	—
Other Derivatives (C)	5,172,619	—	—	5,172,619	8,974,920	—	—	8,974,920

Total	$6,728,048	$(696,278)	$(570,677)	$5,461,093	$9,969,070	$(696,278)	$(41,557)	$9,231,235

Global Multifactor Macro
Citibank, N.A.	$1,728,230	$(1,307,470)	$(10,000)	$410,760	$1,307,470	$(1,307,470)	$—	$—
Goldman Sachs International	16,138	(9,462)	—	6,676	9,462	(9,462)	—	—
Merrill Lynch International	286,339	(194,673)	(69,618)	22,048	194,673	(194,673)	—	—
Other Derivatives (C)	4,025,905	—	—	4,025,905	2,510,440	—	—	2,510,440

Total	$6,056,612	$(1,511,605)	$(79,618)	$4,465,389	$4,022,045	$(1,511,605)	$—	$2,510,440

Managed Futures Strategy
Bank of America, N.A.	$648,111	$(42,822)	$(605,289)	$—	$42,822	$(42,822)	$—	$—
Citibank, N.A.	5,116,014	(4,253,905)	—	862,109	4,253,905	(4,253,905)	—	—
Goldman Sachs International	—	—	—	—	960	—	(960)	—
Merrill Lynch International	237,535	(74,286)	(56)	163,193	74,286	(74,286)	—	—
Other Derivatives (C)	3,865,439	—	—	3,865,439	233,405	—	—	233,405

Total	$9,867,099	$(4,371,013)	$(605,345)	$4,890,741	$4,605,378	$(4,371,013)	$(960)	$233,405

(A)	Absent an event of default or early termination, OTC derivative assets and liabilities are presented gross and not offset within the Statements of Assets and Liabilities or Consolidated Statements of Assets and Liabilities.
(B)	In some instances, the actual collateral received and/or pledged may be more than the amount shown due to overcollateralization.
(C)	Other Derivatives, which includes future contracts, exchange-traded options and exchange-traded swap agreements, are not subject to a master netting arrangement or another similar arrangement. The amount presented is intended to permit reconciliation to the amount presented within the Schedule of Investments or Consolidated Schedule of Investments.

8. RISK FACTORS

Investing in the Funds involves certain key risks related to the Funds’ trading activity. Please reference the Funds’ prospectuses for a more complete discussion of the following risk(s), as well as other risks of investing in the Funds.

Arbitrage strategy risk: Securities purchased pursuant to an arbitrage strategy intended to take advantage of a perceived relationship between the values of two or more securities and may not perform as expected.

Transamerica Funds	Semi-Annual Report 2019

NOTES TO FINANCIAL STATEMENTS (continued)

At April 30, 2019

(unaudited)

8. RISK FACTORS (continued)

Emerging market risk: Investments in the securities of issuers located in or principally doing business in emerging markets are subject to heightened foreign investments risks. Emerging market countries tend to have economic, political and legal systems and regulatory and accounting standards that are less fully developed and that can be expected to be less stable. For example, the economies of such countries can be subject to rapid and unpredictable rate of inflation or deflation. Emerging market securities are often particularly sensitive to market movements because their market prices tend to reflect speculative expectations. Low trading volumes may result in a lack of liquidity and in extreme price volatility. The Fund may be required to establish special custody or other arrangements before investing in emerging market countries. An investment in emerging market securities should be considered speculative.

Fixed income risk: The value of fixed income securities may go up or down, sometimes rapidly and unpredictably, due to general market conditions, such as real or perceived adverse economic or political conditions, inflation, changes in interest rates, lack of liquidity in the bond markets or adverse investor sentiment. In addition, the value of a fixed income security may decline if the issuer or other obligor of the security fails to pay principal and/or interest, otherwise defaults or has its credit rating downgraded or is perceived to be less creditworthy, or the credit quality or value of any underlying assets declines. If the value of fixed-income securities owned by the Fund fall, the value of your investment will go down. The value of your investment will generally go down when interest rates rise. Interest rates have been at historically low levels in the U.S., so the Fund faces a heightened risk that interest rates may rise. A general rise in interest rates may cause investors to move out of fixed-income securities on a large scale, which could adversely affect the price and liquidity of fixed-income securities. A rise in rates tends to have a greater impact on the prices of longer term or duration securities.

Foreign investment risk: Investing in securities of foreign issuers or issuers with significant exposure to foreign markets involves additional risk. Foreign countries in which the Fund may invest may have markets that are less liquid, less regulated, less transparent and more volatile than U.S. markets. The value of the Fund’s investments may decline because of factors affecting the particular issuer as well as foreign markets and issuers generally, such as unfavorable or unsuccessful government actions, reduction of government or central bank support, political or financial instability or other adverse economic or political developments. Lack of information and weaker accounting standards also may affect the value of these securities.

Growth risk: Returns on growth stocks may not move in tandem with returns on other categories of stocks or the market as a whole. Growth stocks typically are particularly sensitive to market movements because their market prices tend to reflect future expectations. When it appears those expectations may not be met, the prices of growth securities typically fall. Growth stocks as a group may be out of favor and underperform the overall equity market for a long period of time, for example, while the market favors “value” stocks.

High-yield debt risk: High-yield debt securities, commonly referred to as “junk” bonds, are securities that are rated below “investment grade” or, if unrated, determined to be below investment grade by the sub-adviser. Changes in interest rates, the market’s perception of the issuers, the creditworthiness of the issuers and negative perceptions of the junk bond market generally may significantly affect the value of these bonds. Junk bonds are considered speculative, have a higher risk of default, tend to be less liquid and may be more difficult to value than higher grade securities. Junk bonds tend to be volatile and more susceptible to adverse events, credit downgrades and negative sentiments.

Real estate investment trusts (“REIT”) and real estate risk: Investing in real estate investment trusts (“REITs”) involves unique risks. When the Fund invests in REITs, it is subject to risks generally associated with investing in real estate. A REIT’s performance depends on the types and locations of the properties it owns, how well it manages those properties and cash flow. REITs may have lower trading volumes and may be subject to more abrupt or erratic price movements than the overall securities markets. In addition to its own expenses, the Fund will indirectly bear its proportionate share of any management and other expenses paid by REITs in which it invests. U.S. REITs are subject to a number of highly technical tax-related rules and requirements; and a U.S. REIT’s failure to qualify for the favorable U.S. federal income tax treatment generally available to U.S. REITs could result in corporate-level taxation, significantly reducing the return on an investment to the Fund.

Small and medium capitalization risk: The Fund will be exposed to additional risks as a result of its investments in the securities of small or medium capitalization companies. Small or medium capitalization companies may be more at risk than large capitalization companies because, among other things, they may have limited product lines, operating history, market or financial resources, or because they may depend on a limited management group. The prices of securities of small and medium capitalization companies generally are more volatile than those of large capitalization companies and are more likely to be adversely affected than large capitalization companies by changes in earnings results and investor expectations or poor economic or market conditions. Securities of small and medium capitalization companies may underperform large capitalization companies, may be harder to sell at times and at prices the portfolio managers believe appropriate and may offer greater potential for losses.

Transamerica Funds	Semi-Annual Report 2019

NOTES TO FINANCIAL STATEMENTS (continued)

At April 30, 2019

(unaudited)

9. FEES AND OTHER AFFILIATED TRANSACTIONS

TAM, the Funds’ investment manager, is directly owned by Transamerica Premier Life Insurance Company (“TPLIC”) and AUSA Holding Company (“AUSA”), both of which are indirect, wholly owned subsidiaries of Aegon NV. TPLIC is owned by Commonwealth General Corporation (“Commonwealth”) and Aegon USA, LLC (“Aegon USA”). Commonwealth and AUSA are wholly owned by Aegon USA. Aegon USA is wholly owned by Aegon US Holding Corporation, which is wholly owned by Transamerica Corporation (DE). Transamerica Corporation (DE) is wholly owned by The Aegon Trust, which is wholly owned by Aegon International B.V., which is wholly owned by Aegon NV, a Netherlands corporation, and a publicly traded international insurance group.

Transamerica Funds Services, Inc. (“TFS”) is the Funds’ transfer agent. Transamerica Capital, Inc. (“TCI”) is the Funds’ distributor/principal underwriter. TAM, TFS, and TCI are affiliates of Aegon NV.

Certain officers and trustees of the Funds are also officers and/or trustees of TAM, AUIM, TFS and TCI. No interested trustee, who is deemed an interested person due to current or former service with TAM or an affiliate of TAM, receives compensation from the Funds.

As of April 30, 2019, the investment manager and/or other affiliated investment accounts held balances of each Fund as follows:

Fund	Account Balance	Percentage of Net Assets
Core Bond	$1,077,974,540	94.47%
Global Real Estate Securities	17,495,233	79.03
International Value	9,695,337	100.00
Long/Short Strategy	10,454,579	100.00

Fund	Account Balance	Percentage of Net Assets
Mid Cap Value	$141,236,887	94.76%
Total Return	612,707,131	87.32
Global Multifactor Macro	80,604,949	98.69
Managed Futures Strategy	142,409,994	98.82

Investment management fees: TAM serves as the Funds’ investment manager, performing administration as well as investment advisory services. TAM renders investment advisory, supervisory, and administration services under an investment management agreement and each Fund pays a single management fee, which is reflected in Investment management fees within the Statements of Operations.

Each Fund pays a management fee to TAM based on daily Average Net Assets (“ANA”) at the following rates:

Fund	Rate
Core Bond
First $750 million	0.450%
Over $750 million up to $1 billion	0.390
Over $1 billion up to $1.5 billion	0.375
Over $1.5 billion up to $3 billion	0.370
Over $3 billion	0.365
Global Real Estate Securities
First $250 million	0.770
Over $250 million up to $500 million	0.750
Over $500 million up to $750 million	0.700
Over $750 million	0.680
International Value
First $500 million	0.710
Over $500 million up to $1 billion	0.700
Over $1 billion up to $2 billion	0.680
Over $2 billion up to $6 billion	0.660
Over $6 billion	0.650
Long/Short Strategy
First $300 million	1.230
Over $300 million up to $1 billion	1.180
Over $1 billion	1.155

Fund	Rate
Mid Cap Value
First $100 million	0.880%
Over $100 million up to $750 million	0.830
Over $750 million up to $1.5 billion	0.810
Over $1.5 billion	0.800
Total Return
First $250 million	0.680
Over $250 million up to $500 million	0.670
Over $500 million up to $750 million	0.660
Over $750 million up to $1 billion	0.630
Over $1 billion up to $3 billion	0.600
Over $3 billion	0.570
Global Multifactor Macro
First $150 million	1.250
Over $150 million up to $300 million	1.190
Over $300 million up to $500 million	1.140
Over $500 million up to $600 million	1.130
Over $600 million	1.080
Managed Futures Strategy
First $500 million	1.130
Over $500 million	1.080

Transamerica Cayman Global Multifactor Macro, Ltd. and Transamerica Cayman Managed Futures Strategy, Ltd. entered into separate contracts with TAM for the management of the Subsidiaries pursuant to which the Subsidiaries pay TAM a fee that is the same, as a percentage of net assets, as the management fee of the Fund. TAM has contractually agreed to waive a portion of the Funds’ management fee in an amount equal to the management fee paid to TAM by the Subsidiaries. This management fee waiver, which is reflected in Expense waiver and/or reimbursement within the Consolidated Statements of Operations, may not be discontinued by TAM as long as its contract with the Subsidiaries is in place.

Transamerica Funds	Semi-Annual Report 2019

NOTES TO FINANCIAL STATEMENTS (continued)

At April 30, 2019

(unaudited)

9. FEES AND OTHER AFFILIATED TRANSACTIONS (continued)

For the period ended April 30, 2019, the amounts waived are $119,796 and $186,124 for Transamerica Cayman Global Multifactor Macro, Ltd. and Transamerica Cayman Managed Futures Strategy, Ltd., respectively, and are not subject to recapture.

TAM has contractually agreed to waive fees and/or reimburse Fund expenses to the extent that the total operating expenses excluding, as applicable, acquired fund fees and expenses, interest, taxes, brokerage commissions, dividend and interest expenses on securities sold short, extraordinary expenses, reorganization expenses and other expenses not incurred in the ordinary course of the Funds’ business, exceed the following stated annual operating expense limits to the Funds’ daily ANA. The expenses waived and/or reimbursed, if any, are included in Expenses waived and/or reimbursed within the Statements of Operations or the Consolidated Statements of Operations. Funds not listed in the subsequent table do not have an operating expense limit during the period.

Fund	Current Operating Expense Limit (A)	Prior Operating Expense Limit (B)
Core Bond	0.60%	0.60%
Global Real Estate Securities	N/A	N/A
International Value	1.00	1.00
Long/Short Strategy	1.59	1.59
Mid Cap Value	1.05	1.05

Fund	Current Operating Expense Limit (A)	Prior Operating Expense Limit (B)
Total Return	0.70%	0.70	% (C)
Global Multifactor Macro	1.50	1.50
Managed Futures Strategy	1.45	1.45

(A)	Current operating expense limit is effective through March 1, 2020.
(B)	Prior operating expense limit was effective through March 1, 2019.
(C)	Effective March 2, 2018 through July 31, 2018 the Fund had no expense limitation arrangement. Effective August 1, 2018 through March 1, 2019, the Fund had an operating expense limit of 0.70%.

TAM is entitled to recapture expenses accrued by the Funds for fees waived and/or reimbursed during any of the previous thirty-six months if on any day or month the estimated annualized Funds’ operating expenses are less than the stated annual operating expense limit or any other lower limit then in effect. Amounts recaptured, if any, by TAM for the period ended April 30, 2019 are disclosed in Recapture of previously waived and/or reimbursed fees within the Statements of Operations or Consolidated Statements of Operations.

For the years ended October 31, 2016, October 31, 2017, October 31, 2018 and the period ended April 30, 2019, the balances available for recapture by TAM for each Fund are as follows. Funds not listed in the subsequent table do not have balances available for recapture by TAM during the period.

	Amounts Available from Fiscal Years
Fund	2016		2017		2018	2019	Total
International Value	$		$		$950	$105,668	$106,618
Long/Short Strategy		—		21,765	12,061	12,073	45,899
Total Return		—		—	99,108	192,847	291,955
Global Multifactor Macro		554,648		1,117,901	730,526	294,463	2,697,538
Managed Futures Strategy		334,093		966,388	1,173,597	445,105	2,919,183

Transfer agent fees: Pursuant to a transfer agency agreement, as amended, the Funds pay TFS a fee for providing services based on the number of classes, accounts and transactions relating to each Fund. The Transfer agent fees included within the Statements of Assets and Liabilities or Consolidated Statements of Assets and Liabilities and Statements of Operations or Consolidated Statements of Operations represent fees paid to TFS, and other unaffiliated parties providing transfer agent related services.

Deferred compensation plan: Under a non-qualified deferred compensation plan effective January 1, 1996, (as amended and restated January 1, 2010), available to the trustees, compensation may be deferred that would otherwise be payable by the Trust to an independent trustee on a current basis for services rendered as trustee. Deferred compensation amounts will accumulate based on the value of the investment option, as elected by the trustee. Balances pursuant to deferred compensation plan are recorded in Trustees, Chief Compliance Officer (“CCO”) and deferred compensation fees within the Statements of Assets and Liabilities or Consolidated Statements of Assets and Liabilities. For the period ended April 30, 2019, amounts included in Trustees, CCO and deferred compensation fees within the Statements of Operations or Consolidated Statements of Operations reflect total compensation paid to the independent Board members.

Brokerage commissions: The Funds incurred no brokerage commissions on security transactions placed with affiliates of the adviser or sub-adviser(s) for the period ended April 30, 2019.

Transamerica Funds	Semi-Annual Report 2019

NOTES TO FINANCIAL STATEMENTS (continued)

At April 30, 2019

(unaudited)

9. FEES AND OTHER AFFILIATED TRANSACTIONS (continued)

Cross-trades: The Funds are authorized to purchase or sell securities from and to other funds within TAM or between the Fund and other mutual funds or accounts advised by TAM or the sub-adviser, in each case in accordance with Rule 17a-7 under the 1940 Act, when it is in the best interest of each Fund participating in the transaction.

For the period ended April 30, 2019, the Funds did not engage in cross-trade transactions.

10. PURCHASES AND SALES OF SECURITIES

For the period ended April 30, 2019, the cost of securities purchased and proceeds from securities sold (excluding short-term securities) are as follows:

	Purchases of Securities		Sales/Maturities of Securities
Fund	Long-Term	U.S. Government	Long-Term	U.S. Government
Core Bond	$52,880,670	$9,947,245	$87,525,899	$54,106,667
Global Real Estate Securities	22,008,949	—	24,771,094	—
International Value	1,377,614	—	1,371,193	—
Long/Short Strategy	13,435,138	—	14,473,569	—
Mid Cap Value	6,532,917	—	21,932,067	—
Total Return	51,205,469	56,860,201	69,467,903	28,211,636

11. FEDERAL INCOME TAXES AND DISTRIBUTIONS TO SHAREHOLDERS

The Funds have not made any provision for federal income or excise taxes due to their policy to distribute all of their taxable income and capital gains to their shareholders and otherwise qualify as regulated investment companies under Subchapter M of the Internal Revenue Code. The Funds recognize the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. The Funds’ tax returns remain subject to examination by the Internal Revenue Service and state tax authorities three years from the date of filing for federal purposes and four years from the date of filing for state purposes. Management has evaluated the Funds’ tax provisions taken for all open tax years, and has concluded that no provision for income tax is required in the Funds’ financial statements. If applicable, the Funds recognize interest accrued related to unrecognized tax benefits in relation to interest and penalties expense in Other within the Statements of Operations or Consolidated Statements of Operations. The Funds identify their major tax jurisdictions as U.S. Federal, the state of Colorado, and foreign jurisdictions where the Funds make significant investments; however, the Funds are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months. Distributions are determined in accordance with income tax regulations, which may differ from GAAP.

As of April 30, 2019, the approximate cost for U.S. federal income tax purposes, and the aggregate gross/net unrealized appreciation (depreciation) in the value of investments (including securities sold short and derivatives, if any) are as follows:

Fund	Cost	Gross Appreciation	Gross (Depreciation)	Net Appreciation (Depreciation)
Core Bond	$1,135,295,231	$18,121,389	$(9,931,450)	$8,189,939
Global Real Estate Securities	20,613,784	2,727,219	(152,883)	2,574,336
International Value	10,025,646	442,899	(796,961)	(354,062)
Long/Short Strategy	9,559,459	2,155,353	(120,626)	2,034,727
Mid Cap Value	86,311,442	65,824,709	(2,266,497)	63,558,212
Total Return	1,251,855,285	22,866,828	(17,888,052)	4,978,776
Global Multifactor Macro	74,821,974	4,714,211	(3,547,393)	1,166,818
Managed Futures Strategy	134,174,394	9,873,981	(4,605,378)	5,268,603

12. RECLASSIFICATION

Certain amounts prior to November 1, 2015, have been reclassified for consistency with the current period presentation. These reclassifications had no effect on the net increase (decrease) in net assets resulting from operations. The Trust concluded that it was appropriate to reclassify certain borrowing costs, which relate to charges from a broker for securities sold short positions, as an expense which is included in Dividends, interest and fees for borrowings from securities sold short within the Statements of Operations. Previously, the borrowing costs had been included in Net realized gain (loss) on securities sold short within the Statements of

Transamerica Funds	Semi-Annual Report 2019

NOTES TO FINANCIAL STATEMENTS (continued)

At April 30, 2019

(unaudited)

12. RECLASSIFICATION (continued)

Operations. Corresponding reclassifications have been made to Net investment income (loss) per share, Net realized and unrealized gain (loss) per share and Expenses to average net asset ratios within the Financial Highlights. The impact of the reclassification is an increase to realized gain (loss) and total expenses, and a decrease in net investment income. All impacted amounts, as identified within the Financial Highlights, have been adjusted for purposes of comparability.

13. NEW ACCOUNTING PRONOUNCEMENTS

In March 2017, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update No. 2017-08 (“ASU 2017-08”), “Receivables – Nonrefundable Fees and Other Costs (Subtopic 310-20), Premium Amortization on Purchased Callable Debt Securities”. ASU 2017-08 amends the amortization period for certain purchased callable debt securities held at a premium, shortening such period to the earliest call date. The amendments are effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2018. Management is currently evaluating the implication, if any, of the additional requirements and its impact on the Funds’ financial statements.

In August 2018, the FASB issued Accounting Standards Update No. 2018-13 (“ASU 2018-13”), “Fair Value Measurement (Topic 820: Disclosure Framework), Changes to the Disclosure Requirements for Fair Value Measurement”. ASU 2018-13 eliminates the requirement to disclose the amount of and reasons for transfers between Level 1 and Level 2 of the fair value hierarchy, the timing of transfers between levels of the fair value hierarchy and the valuation processes for Level 3 fair value measurements. ASU 2018-13 does not eliminate the requirement to disclose the range and weighted average used to develop significant unobservable inputs for Level 3 fair value measurements, or the reporting of changes in unrealized gains and losses for recurring Level 3 fair value measurements. ASU 2018-13 requires that information is provided about the measurement uncertainty of Level 3 fair value measurements as of the reporting date. The amendment is effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2019. Management has evaluated and has early adopted the disclosure requirements and the impact is reflected within the Funds’ financial statements.

14. CUSTODY OUT-OF-POCKET EXPENSE

In December 2015, State Street, the Funds’ custodian, identified inconsistencies in the way in which clients were invoiced for categories of expenses, particularly those deemed out-of-pocket costs, during an 18-year period going back to 1998. The issue was the result of inaccurate billing rates that were not subsequently reviewed or adjusted. The amount of the difference in what was charged and what should have been charged, plus interest, was paid back to the Funds in September 2016 as a reimbursement. The amounts applicable to each Fund, if any, were recognized as a change in accounting estimate and are reflected as a reimbursement of custody fees. This resulted in a decrease in net expenses and an overall increase in net assets. Please reference the Financial Highlights for additional information in regards to the per share impact.

15. LEGAL PROCEEDINGS

On August 27, 2018, Transamerica Asset Management, Inc. (“TAM”), Aegon USA Investment Management, LLC (“AUIM”) and Transamerica Capital, Inc. (“TCI”) reached a settlement with the Securities and Exchange Commission (the “SEC”) that resolved an investigation into asset allocation models and volatility overlays utilized by AUIM when it served as sub-adviser to certain Transamerica-sponsored mutual funds, and related disclosures. TAM and TCI serve as investment manager and principal underwriter, respectively, to Transamerica-sponsored mutual funds. TCI also serves as the principal underwriter to the variable life insurance and annuity products through which certain Transamerica-sponsored mutual funds are offered. AUIM, an affiliate of TAM and TCI, serves as sub-adviser to a number of Transamerica-sponsored mutual funds.

The SEC’s order instituting administrative and cease-and-desist proceedings (the “Order”) pertains to events that occurred during the period between July 2011 and June 2015, and, among other things, the operation and/or implementation of an asset allocation model utilized by AUIM when it served as sub-adviser to certain Transamerica tactical funds and asset allocation funds, the designation of the portfolio manager for certain of these funds as well as the operation and/or implementation of volatility overlays utilized by AUIM when it served as sub-adviser to the asset allocation funds. The Order also states that the parties failed to make appropriate disclosures regarding these matters, including in marketing materials, and failed to have adequate compliance policies and procedures. AUIM ceased to serve as sub-adviser to the Transamerica tactical funds on April 30, 2015 and to the Transamerica asset allocation funds on June 30, 2015.

Under the terms of the Order, AUIM, TAM and TCI were censured, and agreed, without admitting or denying the findings in the Order, to cease and desist from committing or causing any violations of certain statutory provisions and SEC rules. AUIM agreed to pay civil penalties of $21,000,000, $24,599,896 in disgorgement and $3,682,195 in prejudgment interest. TAM agreed to pay civil penalties of

Transamerica Funds	Semi-Annual Report 2019

NOTES TO FINANCIAL STATEMENTS (continued)

At April 30, 2019

(unaudited)

15. LEGAL PROCEEDINGS (continued)

$10,500,000, $15,000,000 in disgorgement and $2,235,765 in prejudgment interest. TCI agreed to pay civil penalties of $4,000,000, $12,000,000 in disgorgement and $1,826,022 in prejudgment interest. The amounts paid in disgorgement, prejudgment interest and civil penalties have been deposited into a Fair Fund for distribution to affected investors. Affected investors are those who purchased or held the relevant mutual funds, variable life insurance and annuity investment portfolios and separately managed account strategies during the period between July 2011 and June 2015. The Order states that these investors are to receive from the Fair Fund the pro rata fees and commissions paid by them during that period, subject to any de minimis threshold.

The settlement does not impose any restrictions on the business or continued ability of AUIM, TAM or TCI to serve the funds.

The foregoing is only a brief summary of the Order. A copy of the Order is available on the SEC’s website at https://www.sec.gov.

The funds are affected by many factors and risks: for example, the risk that the sub-advisers’ judgments and investment decisions, and methods, tools, resources, information, models and analyses utilized in making investment decisions, are incorrect or flawed, do not produce the desired results, and cause the funds to lose value. See “Principal Risks” in the prospectus.

The Order and settlement has no impact on the Funds’ financial statements.

Transamerica Funds	Semi-Annual Report 2019

LIQUIDITY RISK MANAGEMENT PROGRAM (“LRMP”)

(unaudited)

Per initial set of requirements for SEC Rule 22e-4, TAM established a LRMP in 2018, which was approved by the Board in March of 2019. In advance of the final compliance date of June 1, 2019, TAM successfully completed the liquidity rule implementation. All Funds were on-boarded to the State Street Global Exchange (SSGX) truView system (a third-party liquidity bucketing tool) at the end of December 2018. TAM currently has policies and procedures established for the day to day monitoring of liquidity risk, and will continue to test these policies and procedures for effectiveness as we approach the compliance date.

Transamerica Funds	Semi-Annual Report 2019

PROXY VOTING POLICIES AND PROCEDURES AND QUARTERLY PORTFOLIO HOLDINGS

(unaudited)

A description of the Transamerica Funds’ proxy voting policies and procedures is available in the Statement of Additional Information of the Funds, available without charge upon request by calling 1-888-233-4339 (toll free) or on the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

In addition, the Funds are required to file Form N-PX, with their complete proxy voting records for the most recent 12 months ended June 30th, no later than August 31st of each year. The Form is available without charge: (1) from the Funds, upon request by calling 1-888-233-4339; and (2) on the SEC’s website at http://www.sec.gov.

Each fiscal quarter, the Funds will file with the SEC a complete schedule of their monthly portfolio holdings on Form N-PORT. The Funds’ holdings as of the end of the third month of every fiscal quarter, as reported on Form N-PORT, will be publicly available on the SEC’s website at http://www.sec.gov within 60 days of the end of the fiscal quarter.

You may also visit the Trust’s website at www.transamerica.com for this and other information about the Funds and the Trust.

Important Notice Regarding Delivery of Shareholder Documents

Every year we send shareholders informative materials such as the Transamerica Funds Annual Report, the Transamerica Funds Prospectus, and other required documents that keep you informed regarding your Funds. Transamerica Funds will only send one piece per mailing address, a method that saves your Funds’ money by reducing mailing and printing costs. We will continue to do this unless you tell us not to. To elect to receive individual mailings, simply call a Transamerica Customer Service Representative toll free at 1-888-233-4339, 8 a.m. to 7 p.m. Eastern Time, Monday–Friday. Your request will take effect within 30 days.

Transamerica Funds	Semi-Annual Report 2019

NOTICE OF PRIVACY POLICY

(unaudited)

Your privacy is very important to us. We want you to understand what information we collect and how we use it. We collect and use “nonpublic personal information” in connection with providing our customers with a broad range of financial products and services as effectively and conveniently as possible. We treat nonpublic personal information in accordance with our Privacy Policy.

What Information We Collect and From Whom We Collect It

We may collect nonpublic personal information about you from the following sources:

•	Information we receive from you on applications or other forms, such as your name, address, and account number;

•	Information about your transactions with us, our affiliates, or others, such as your account balance and purchase/redemption history; and

•	Information we receive from non-affiliated third parties, including consumer reporting agencies.

What Information We Disclose and To Whom We Disclose It

We do not disclose any nonpublic personal information about current or former customers to anyone without their express consent, except as permitted by law. We may disclose the nonpublic personal information we collect, as described above, to persons or companies that perform services on our behalf and to other financial institutions with which we have joint marketing agreements. We will require these companies to protect the confidentiality of your nonpublic personal information and to use it only to perform the services for which we have hired them.

Our Security Procedures

We restrict access to your nonpublic personal information and only allow disclosures to persons and companies as permitted by law to assist in providing products or services to you. We maintain physical, electronic, and procedural safeguards to protect your nonpublic personal information and to safeguard the disposal of certain consumer information.

If you have any questions about our Privacy Policy, please call 1-888-233-4339 on any business day between 8 a.m. and 7 p.m. Eastern Time.

Note:        This Privacy Policy applies only to customers that have a direct relationship with us or our affiliates. If you own shares of our funds in the name of a third party such as a bank or broker-dealer, its privacy policy may apply to you instead of ours.

Transamerica Funds	Semi-Annual Report 2019

Customer Service: 1-888-233-4339

1801 California St., Suite 5200 Denver, CO 80202

Distributor: Transamerica Capital, Inc.

www.transamerica.com

In an effort to reduce paper mailings and conserve natural resources, we encourage you to visit our website, www.transamerica.com, to set up an account and enroll in eDelivery.

Transamerica Funds are advised by Transamerica Asset Management, Inc. and distributed by Transamerica Capital, Inc., Member of FINRA

122434 04/19

© 2019 Transamerica Capital, Inc.

TRANSAMERICA FUNDS

SEMI-ANNUAL REPORT

APRIL 30, 2019

Beginning January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, the fund intends to no longer mail paper copies of the fund’s shareholder reports, unless you specifically request paper copies of the reports from the fund or your financial intermediary (such as broker-dealer or bank). Instead, the reports will be made available on a website and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically (“e-delivery”), you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the fund electronically anytime by contacting your financial intermediary or, if you are a direct shareholder with the fund, by calling 1-888-233-4339.

You may elect to receive all future reports in paper free of charge. If you invest through a financial intermediary, you can contact your financial intermediary to request that you continue to receive paper copies of your shareholder reports where the fund is held through that intermediary. If you are a direct shareholder with the fund, you can call 1-888-233-4339 to let the fund know you wish to continue receiving paper copies of your shareholder reports. That election will apply to all Transamerica funds held directly with the fund complex.

Customer Service: 1-888-233-4339

1801 California St., Suite 5200 Denver, CO 80202

Distributor: Transamerica Capital, Inc.

www.transamerica.com

Authorized for distribution only when accompanied or preceded by a prospectus. Investors should carefully consider a fund’s investment goals, risks, charges and expenses before investing. The prospectus contains this and other information; please read it carefully before investing.

Transamerica Funds	Semi-Annual Report 2019

Dear Shareholder,

On behalf of Transamerica Funds, we would like to thank you for your continued support and confidence in our products as we look forward to continuing to serve you and your financial professional in the future. We value the trust you have placed in us.

This semi-annual report provides certain information about your Fund(s) during the fiscal period. The Securities and Exchange Commission currently requires that annual and semi-annual reports be sent to all shareholders, and we believe it to be an important part of the investment process. This report covers the six-month period ended April 30, 2019.

We believe it is important to understand market conditions over the six-month period to provide a context for reading this report. The period began in November with equity and credit markets in decline as a series of investor concerns began to engulf the markets. These included fears that the U.S. Federal Reserve (“Fed”) might raise rates too quickly into a slowing economy, the ongoing trade dispute with China, and fears of declining rates of corporate earnings growth in 2019. While stocks rallied during the final week of November based on optimistic interpretations of Fed Chairman Jay Powell’s public comments, it proved to be short lived.

Stocks experienced their worst December in more than eighty years as the S&P 500® dropped over 9% during that single month. Much of this decline can be likely attributed to more market angst being created by the Fed as it raised rates for the fourth time in less than a year at its December meeting, and the markets responded by selling off fiercely. In addition, the prospect of U.S.-imposed tariffs on Chinese goods being imported into the U.S. also continued to unnerve investors, and speculation of a meaningful economic slowdown rippled through the stock and corporate bond markets. The differential in yields between sub-investment grade bonds and comparable maturity Treasuries continued to rise during December, signifying greater concerns about the overall credit markets. By the end of the calendar year these credit spreads widened to about 5.30%, up considerably from 3.20% just a few months earlier. These developments weighed hard on the markets, and as a result the S&P 500® experienced its first negative year since 2008. The 10-year U.S. Treasury yield, which had moved as high as 3.23% near the beginning of the period, saw a flight to quality push its yield downward to 2.69% by the calendar year’s close.

Foreign markets grappled with their own issues in the fourth quarter of 2018, as European markets remained hamstrung by a stalemate in Brexit negotiations between the United Kingdom and the European Union. Major European interest rates also remained anchored near the zero mark, as prospects for an acceleration in inflation or economic growth continued to look unlikely. Emerging markets felt the negative impact of China’s lowest annual gross domestic product (“GDP”) growth in almost 30 years due in part to continued trade friction with the U.S.

As the New Year began the investing landscape improved considerably as the market embraced a change in perspective at the Fed, where a more patient approach signaled to investors that further rate hikes were on hold. With that welcome news came reports of progress in trade talks between the U.S. and China, and this provided more comfort to the markets as well as some consensus that the brutal December selloff may have been an overreaction. As credit fundamentals proved solid and high yield default rates remained low, corporate bond spreads to Treasuries narrowed, moving closer to pre-December levels. Fourth quarter earnings reports, while weaker than previous quarters, came in better than expected, and forward-looking estimates for the second half of 2019 and 2020 increased. Finally, first quarter U.S. GDP growth overcame a government shutdown in the early months of the year and posted growth of more than 3% on an annualized basis, which was well above expectations. As a result, stocks finished the period having generally recovered from the year-end selloff and at a record high on the S&P 500®. The 10-year Treasury yield continued to move lower, concluding the period at 2.51%.

For the six-month period ended April 30, 2019, the S&P 500® returned 9.76%, while the MSCI EAFE Index, representing international developed market equities, gained 7.73%. During the same period, the Bloomberg Barclays U.S. Aggregate Bond Index returned 5.49%. Please keep in mind that it is important to maintain a diversified portfolio as investment returns have historically been difficult to predict.

In addition to your active involvement in the investment process, we firmly believe that a financial professional is a key resource to help you build a complete picture of your current and future financial needs. Financial professionals are familiar with the market’s history, including long-term returns and volatility of various asset classes. With your professional, you can develop an investment program that incorporates factors such as your goals, your investment timeline and your risk tolerance.

Please contact your financial professional if you have any questions about the contents of this report, and thanks again for the confidence you have placed in us.

Sincerely,

Marijn Smit

President & Chief Executive Officer

Transamerica Funds

Tom Wald, CFA

Chief Investment Officer

Transamerica Funds

Bloomberg Barclays U.S. Aggregate Bond Index: Measures investment grade, U.S. dollar denominated, fixed-rate taxable bonds, including Treasuries, government-related and corporate securities, as well as both mortgage- and asset-backed securities.

MSCI EAFE Index: A free float-adjusted market capitalization index that is designed to measure the equity market performance of developed markets, excluding the U.S. and Canada.

S&P 500®: A market-capitalization weighted index of 500 large U.S companies with common stock listed on the New York Stock Exchange or NASDAQ Stock Market.

The views expressed in this report reflect those of the portfolio managers only and may not necessarily represent the views of the Transamerica Funds. These views are as of the date of this report and are subject to change based upon market conditions. These views should not be relied upon as investment advice and are not indicative of trading intent on behalf of the Transamerica Funds. Investing involves risk, including potential loss of principal. The performance data presented represents past performance and does not guarantee future results. Indexes are unmanaged and an investor cannot invest directly in an index.

Disclosure of Expenses

(unaudited)

SHAREHOLDER EXPENSES

Fund shareholders may incur two types of costs: (i) transaction costs; and (ii) ongoing costs, including management fees, and other fund expenses.

The following examples are intended to help you understand your ongoing costs (in dollars and cents) of investing in the Funds and to compare these costs with the ongoing costs of investing in other funds.

The examples are based on an investment of $1,000 invested at November 1, 2018, and held for the entire six-month period until April 30, 2019.

ACTUAL EXPENSES

The information in the table below provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = $8.60), then multiply the result by the number in the appropriate column for your share class titled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period. If your account is an IRA, your expenses may have included a $15 annual fee. The amount of any fee paid during the six-month period can decrease your ending account value.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The information in the table below provides information about hypothetical account values and hypothetical expenses based on the Funds’ actual expense ratios and assumed rates of return of 5% per year before expenses, which are not the Funds’ actual returns. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund versus other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. As in the case of the actual expense example, if your account is subject to an IRA fee, the amount of the fee paid through your account would increase the hypothetical expenses you would have paid during the period and decrease the hypothetical ending account value.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges and brokerage commissions paid on purchases and sales of Fund shares. Therefore, the information under the heading “Hypothetical Expenses” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. If any of these transaction costs were included, your costs would be higher. The expenses shown in the table do not reflect any fees that may be charged to you by brokers, financial intermediaries, or other financial institutions.

		Actual Expenses			Hypothetical Expenses (A)
Fund	Beginning Account Value	Ending Account Value	Expenses Paid During Period (B)		Ending Account Value	Expenses Paid During Period (B)	Annualized Expense Ratio (C)

Transamerica ClearTrack® 2015
Class R1	$1,000.00	$1,062.00	$5.68		$1,019.30	$5.56	1.11%
Class R3	1,000.00	1,028.00	1.43	(D)	1,020.50	4.31	0.86
Class R6	1,000.00	1,065.70	2.36		1,022.50	2.31	0.46

Transamerica ClearTrack® 2020
Class R1	1,000.00	1,060.70	5.67		1,019.30	5.56	1.11
Class R3	1,000.00	1,029.10	1.43	(D)	1,020.50	4.31	0.86
Class R6	1,000.00	1,064.50	2.35		1,022.50	2.31	0.46

Transamerica ClearTrack® 2025
Class R1	1,000.00	1,073.20	5.81		1,019.20	5.66	1.13
Class R3	1,000.00	1,029.80	1.47	(D)	1,020.40	4.41	0.88
Class R6	1,000.00	1,076.10	2.47		1,022.40	2.41	0.48

Transamerica ClearTrack® 2030
Class R1	1,000.00	1,076.60	5.87		1,019.10	5.71	1.14
Class R3	1,000.00	1,031.00	1.49	(D)	1,020.40	4.46	0.89
Class R6	1,000.00	1,080.30	2.53		1,022.40	2.46	0.49

Transamerica ClearTrack® 2035
Class R1	1,000.00	1,080.60	5.88		1,019.10	5.71	1.14
Class R3	1,000.00	1,032.50	1.49	(D)	1,020.40	4.46	0.89
Class R6	1,000.00	1,083.60	2.53		1,022.40	2.46	0.49

Transamerica Funds	Semi-Annual Report 2019

Disclosure of Expenses (continued)

(unaudited)

		Actual Expenses			Hypothetical Expenses (A)
Fund	Beginning Account Value	Ending Account Value	Expenses Paid During Period (B)		Ending Account Value	Expenses Paid During Period (B)	Annualized Expense Ratio (C)

Transamerica ClearTrack® 2040
Class R1	$1,000.00	$1,082.90	$5.89		$1,019.10	$5.71	1.14%
Class R3	1,000.00	1,033.90	1.49	(D)	1,020.40	4.46	0.89
Class R6	1,000.00	1,086.60	2.54		1,022.40	2.46	0.49

Transamerica ClearTrack® 2045
Class R1	1,000.00	1,088.70	5.90		1,019.10	5.71	1.14
Class R3	1,000.00	1,035.80	1.49	(D)	1,020.40	4.46	0.89
Class R6	1,000.00	1,091.60	2.54		1,022.40	2.46	0.49

Transamerica ClearTrack® 2050
Class R1	1,000.00	1,089.10	5.90		1,019.10	5.71	1.14
Class R3	1,000.00	1,036.20	1.49	(D)	1,020.40	4.46	0.89
Class R6	1,000.00	1,092.10	2.54		1,022.40	2.46	0.49

Transamerica ClearTrack® 2055
Class R1	1,000.00	1,090.30	5.86		1,019.20	5.66	1.13
Class R3	1,000.00	1,036.20	1.47	(D)	1,020.40	4.41	0.88
Class R6	1,000.00	1,093.90	2.49		1,022.40	2.41	0.48

Transamerica ClearTrack® 2060
Class R1	1,000.00	1,090.60	5.86		1,019.20	5.66	1.13
Class R3	1,000.00	1,036.20	1.47	(D)	1,020.40	4.41	0.88
Class R6	1,000.00	1,094.20	2.49		1,022.40	2.41	0.48

Transamerica ClearTrack® Retirement Income
Class R1	1,000.00	1,064.30	5.73		1,019.20	5.61	1.12
Class R3	1,000.00	1,026.40	1.43	(D)	1,020.50	4.31	0.86
Class R6	1,000.00	1,068.00	2.41		1,022.50	2.36	0.47

(A)	5% return per year before expenses.

(B)	Expenses are calculated using each Fund’s annualized expense ratios (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (181 days), and divided by the number of days in the year (365 days).

(C)	Expense ratios (as disclosed in the table) do not include the expenses of the underlying funds in which the Funds invest. The annualized expense ratios, as stated in the fee table of the Funds’ Prospectus, may differ from the expense ratios disclosed in this report.

(D)	Class commenced operations on March 1, 2019. Actual expenses are calculated using each Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (60 days), and divided by the number of days in the year (365 days). For comparability purposes, hypothetical expenses assume that the Funds were in operation for the entire six-month period ended April 30, 2019.

Transamerica Funds	Semi-Annual Report 2019

Schedule of Investments Composition

At April 30, 2019

(unaudited)

Transamerica ClearTrack® 2015

Asset Allocation	Percentage of Net Assets
U.S. Fixed Income Funds	46.8%
U.S. Equity Funds	34.5
International Equity Funds	12.0
International Fixed Income Fund	5.6
Other Investment Company	1.7
Repurchase Agreement	1.1
Net Other Assets (Liabilities)	(1.7)
Total	100.0%

Transamerica ClearTrack® 2020

Asset Allocation	Percentage of Net Assets
U.S. Fixed Income Funds	42.4%
U.S. Equity Funds	37.7
International Equity Funds	14.6
International Fixed Income Fund	4.7
Other Investment Company	1.6
Repurchase Agreement	0.6
Net Other Assets (Liabilities)	(1.6)
Total	100.0%

Transamerica ClearTrack® 2025

Asset Allocation	Percentage of Net Assets
U.S. Equity Funds	40.5%
U.S. Fixed Income Funds	38.6
International Equity Funds	17.3
International Fixed Income Fund	2.9
Repurchase Agreement	0.8
Other Investment Company	0.1
Net Other Assets (Liabilities)	(0.2)
Total	100.0%

Transamerica ClearTrack® 2030

Asset Allocation	Percentage of Net Assets
U.S. Equity Funds	45.7%
U.S. Fixed Income Funds	32.3
International Equity Funds	19.7
Other Investment Company	9.8
International Fixed Income Fund	1.9
Repurchase Agreement	0.4
Net Other Assets (Liabilities)	(9.8)
Total	100.0%

Transamerica ClearTrack® 2035

Asset Allocation	Percentage of Net Assets
U.S. Equity Funds	51.2%
U.S. Fixed Income Fund	24.3
International Equity Funds	21.6
Repurchase Agreement	1.5
International Fixed Income Fund	1.5
Net Other Assets (Liabilities)	(0.1)
Total	100.0%

Transamerica ClearTrack® 2040

Asset Allocation	Percentage of Net Assets
U.S. Equity Funds	55.5%
International Equity Funds	23.8
U.S. Fixed Income Fund	18.9
International Fixed Income Fund	1.0
Repurchase Agreement	0.9
Net Other Assets (Liabilities)	(0.1)
Total	100.0%

Transamerica ClearTrack® 2045

Asset Allocation	Percentage of Net Assets
U.S. Equity Funds	62.9%
International Equity Funds	26.7
U.S. Fixed Income Fund	9.4
Repurchase Agreement	1.0
Net Other Assets (Liabilities)	(0.0)*
Total	100.0%

Transamerica ClearTrack® 2050

Asset Allocation	Percentage of Net Assets
U.S. Equity Funds	63.9%
International Equity Funds	29.3
U.S. Fixed Income Fund	6.2
Repurchase Agreement	0.6
Other Investment Company	0.2
Net Other Assets (Liabilities)	(0.2)
Total	100.0%

Transamerica ClearTrack® 2055

Asset Allocation	Percentage of Net Assets
U.S. Equity Funds	63.4%
International Equity Funds	28.9
U.S. Fixed Income Fund	6.1
Net Other Assets (Liabilities)	1.6
Total	100.0%

Transamerica ClearTrack® 2060

Asset Allocation	Percentage of Net Assets
U.S. Equity Funds	63.5%
International Equity Funds	28.9
U.S. Fixed Income Fund	6.1
Net Other Assets (Liabilities)	1.5
Total	100.0%

Transamerica ClearTrack® Retirement Income

Asset Allocation	Percentage of Net Assets
U.S. Fixed Income Funds	57.1%
U.S. Equity Funds	27.4
International Fixed Income Fund	9.3
International Equity Funds	5.9
Other Investment Company	1.5
Repurchase Agreement	0.4
Net Other Assets (Liabilities)	(1.6)
Total	100.0%

*	Percentage rounds to less than 0.1% or (0.1)%.

Transamerica Funds	Semi-Annual Report 2019

Transamerica ClearTrack® 2015

SCHEDULE OF INVESTMENTS

At April 30, 2019

(unaudited)

	Shares	Value
EXCHANGE-TRADED FUNDS - 98.9%
International Equity Funds - 12.0%
Vanguard FTSE Developed Markets ETF	96,076	$ 4,038,074
Vanguard FTSE Emerging Markets ETF	18,626	808,555

		4,846,629

International Fixed Income Fund - 5.6%
Vanguard Total International Bond ETF	40,594	2,265,551

U.S. Equity Funds - 34.5%
Schwab U.S. Large-Cap ETF (A)	180,171	12,671,426
Schwab U.S. Small-Cap ETF (A)	17,999	1,304,388

		13,975,814

U.S. Fixed Income Funds - 46.8%
iShares Core U.S. Aggregate Bond ETF	139,939	15,195,976
iShares TIPS Bond ETF	20,929	2,371,674
SPDR Bloomberg Barclays High Yield Bond ETF	38,628	1,401,038

		18,968,688

Total Exchange-Traded Funds (Cost $36,545,104)		40,056,682

OTHER INVESTMENT COMPANY - 1.7%
Securities Lending Collateral - 1.7%
State Street Navigator Securities Lending Trust - Government Money Market Portfolio, 2.51% (B)	680,575	680,575

Total Other Investment Company (Cost $680,575)		680,575

Principal	Value
REPURCHASE AGREEMENT - 1.1%

Fixed Income Clearing Corp., 1.45% (B), dated 04/30/2019, to be repurchased at $435,641 on 05/01/2019. Collateralized by a U.S. Government Obligation, 2.75%, due 09/15/2021, and with a value of $446,257.

$ 435,623	$ 435,623

Total Repurchase Agreement (Cost $435,623)	435,623

Total Investments (Cost $37,661,302)	41,172,880
Net Other Assets (Liabilities) - (1.7)%	(702,486)

Net Assets - 100.0%	$ 40,470,394

SECURITY VALUATION:

Valuation Inputs (C)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Exchange-Traded Funds	$40,056,682	$—	$—	$40,056,682
Other Investment Company	680,575	—	—	680,575
Repurchase Agreement	—	435,623	—	435,623

Total Investments	$40,737,257	$435,623	$—	$41,172,880

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	All or a portion of the securities are on loan. The total value of all securities on loan is $666,510. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(B)	Rates disclosed reflect the yields at April 30, 2019.
(C)	There were no transfers in or out of Level 3 during the six-month period ended April 30, 2019. Please reference the Security Valuation section of the Notes to Financial Statements for more information regarding security valuation and pricing inputs.

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2019

Transamerica ClearTrack® 2020

SCHEDULE OF INVESTMENTS

At April 30, 2019

(unaudited)

	Shares	Value
EXCHANGE-TRADED FUNDS - 99.4%
International Equity Funds - 14.6%
Vanguard FTSE Developed Markets ETF	171,252	$ 7,197,722
Vanguard FTSE Emerging Markets ETF	31,494	1,367,154

		8,564,876

International Fixed Income Fund - 4.7%
Vanguard Total International Bond ETF	49,945	2,787,430

U.S. Equity Funds - 37.7%
Schwab U.S. Large-Cap ETF (A)	288,221	20,270,583
Schwab U.S. Small-Cap ETF (A)	26,360	1,910,309

		22,180,892

U.S. Fixed Income Funds - 42.4%
iShares Core U.S. Aggregate Bond ETF	188,681	20,488,870
iShares TIPS Bond ETF	25,396	2,877,875
SPDR Bloomberg Barclays High Yield Bond ETF	42,415	1,538,392

		24,905,137

Total Exchange-Traded Funds (Cost $52,988,536)		58,438,335

OTHER INVESTMENT COMPANY - 1.6%
Securities Lending Collateral - 1.6%
State Street Navigator Securities Lending Trust - Government Money Market Portfolio, 2.51% (B)	913,550	913,550

Total Other Investment Company (Cost $913,550)		913,550

	Principal	Value
REPURCHASE AGREEMENT - 0.6%

Fixed Income Clearing Corp., 1.45% (B), dated 04/30/2019, to be repurchased at $337,304 on 05/01/2019. Collateralized by a U.S. Government Obligation, 2.75%, due 09/15/2021, and with a value of $344,835.

	$ 337,290	$ 337,290

Total Repurchase Agreement (Cost $337,290)		337,290

Total Investments (Cost $54,239,376)		59,689,175
Net Other Assets (Liabilities) - (1.6)%		(946,161)

Net Assets - 100.0%		$ 58,743,014

SECURITY VALUATION:

Valuation Inputs (C)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Exchange-Traded Funds	$58,438,335	$—	$—	$58,438,335
Other Investment Company	913,550	—	—	913,550
Repurchase Agreement	—	337,290	—	337,290

Total Investments	$59,351,885	$337,290	$—	$59,689,175

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	All or a portion of the securities are on loan. The total value of all securities on loan is $894,776. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(B)	Rates disclosed reflect the yields at April 30, 2019.
(C)	There were no transfers in or out of Level 3 during the six-month period ended April 30, 2019. Please reference the Security Valuation section of the Notes to Financial Statements for more information regarding security valuation and pricing inputs.

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2019

Transamerica ClearTrack® 2025

SCHEDULE OF INVESTMENTS

At April 30, 2019

(unaudited)

	Shares	Value
EXCHANGE-TRADED FUNDS - 99.3%
International Equity Funds - 17.3%
Vanguard FTSE Developed Markets ETF	261,412	$ 10,987,146
Vanguard FTSE Emerging Markets ETF	47,521	2,062,887

		13,050,033

International Fixed Income Fund - 2.9%
Vanguard Total International Bond ETF	39,572	2,208,513

U.S. Equity Funds - 40.5%
Schwab U.S. Large-Cap ETF	395,778	27,835,067
Schwab U.S. REIT ETF (A)	10,064	446,238
Schwab U.S. Small-Cap ETF	31,976	2,317,300

		30,598,605

U.S. Fixed Income Funds - 38.6%
iShares Core U.S. Aggregate Bond ETF	235,314	25,552,747
iShares TIPS Bond ETF	19,519	2,211,893
SPDR Bloomberg Barclays High Yield Bond ETF	37,259	1,351,384

		29,116,024

Total Exchange-Traded Funds (Cost $67,208,002)		74,973,175

OTHER INVESTMENT COMPANY - 0.1%
Securities Lending Collateral - 0.1%
State Street Navigator Securities Lending Trust - Government Money Market Portfolio, 2.51% (B)	40,725	40,725

Total Other Investment Company (Cost $40,725)		40,725

Principal	Value
REPURCHASE AGREEMENT - 0.8%

Fixed Income Clearing Corp., 1.45% (B), dated 04/30/2019, to be repurchased at $618,695 on 05/01/2019. Collateralized by a U.S. Government Obligation, 2.75%, due 09/15/2021, and with a value of $633,888.

$ 618,670	$ 618,670

Total Repurchase Agreement (Cost $618,670)	618,670

Total Investments (Cost $67,867,397)	75,632,570
Net Other Assets (Liabilities) - (0.2)%	(118,740)

Net Assets - 100.0%	$ 75,513,830

SECURITY VALUATION:

Valuation Inputs (C)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Exchange-Traded Funds	$74,973,175	$—	$—	$74,973,175
Other Investment Company	40,725	—	—	40,725
Repurchase Agreement	—	618,670	—	618,670

Total Investments	$75,013,900	$618,670	$—	$75,632,570

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	All or a portion of the security is on loan. The value of the security on loan is $39,906. The amount on loan indicated may not correspond with the security on loan identified because a security with pending sales are in the process of recall from the brokers.
(B)	Rates disclosed reflect the yields at April 30, 2019.
(C)	There were no transfers in or out of Level 3 during the six-month period ended April 30, 2019. Please reference the Security Valuation section of the Notes to Financial Statements for more information regarding security valuation and pricing inputs.

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2019

Transamerica ClearTrack® 2030

SCHEDULE OF INVESTMENTS

At April 30, 2019

(unaudited)

	Shares	Value
EXCHANGE-TRADED FUNDS - 99.6%
International Equity Funds - 19.7%
Vanguard FTSE Developed Markets ETF (A)	230,368	$ 9,682,367
Vanguard FTSE Emerging Markets ETF	42,180	1,831,034

		11,513,401

International Fixed Income Fund - 1.9%
Vanguard Total International Bond ETF	20,458	1,141,761

U.S. Equity Funds - 45.7%
Schwab U.S. Large-Cap ETF	346,437	24,364,914
Schwab U.S. REIT ETF (A)	9,513	421,806
Schwab U.S. Small-Cap ETF (A)	27,321	1,979,953

		26,766,673

U.S. Fixed Income Funds - 32.3%
iShares Core U.S. Aggregate Bond ETF	158,295	17,189,254
iShares TIPS Bond ETF	10,091	1,143,512
SPDR Bloomberg Barclays High Yield Bond ETF	14,994	543,833

		18,876,599

Total Exchange-Traded Funds (Cost $51,130,785)		58,298,434

OTHER INVESTMENT COMPANY - 9.8%
Securities Lending Collateral - 9.8%
State Street Navigator Securities Lending Trust - Government Money Market Portfolio, 2.51% (B)	5,737,494	5,737,494

Total Other Investment Company (Cost $5,737,494)		5,737,494

Principal	Value
REPURCHASE AGREEMENT - 0.4%

Fixed Income Clearing Corp., 1.45% (B), dated 04/30/2019, to be repurchased at $228,144 on 05/01/2019. Collateralized by a U.S. Government Obligation, 2.75%, due 09/15/2021, and with a value of $233,271.

$ 228,135	$ 228,135

Total Repurchase Agreement (Cost $228,135)	228,135

Total Investments (Cost $57,096,414)	64,264,063
Net Other Assets (Liabilities) - (9.8)%	(5,755,994)

Net Assets - 100.0%	$ 58,508,069

SECURITY VALUATION:

Valuation Inputs (C)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Exchange-Traded Funds	$58,298,434	$—	$—	$58,298,434
Other Investment Company	5,737,494	—	—	5,737,494
Repurchase Agreement	—	228,135	—	228,135

Total Investments	$64,035,928	$228,135	$—	$64,264,063

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	All or a portion of the securities are on loan. The total value of all securities on loan is $5,611,455. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(B)	Rates disclosed reflect the yields at April 30, 2019.
(C)	There were no transfers in or out of Level 3 during the six-month period ended April 30, 2019. Please reference the Security Valuation section of the Notes to Financial Statements for more information regarding security valuation and pricing inputs.

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2019

Transamerica ClearTrack® 2035

SCHEDULE OF INVESTMENTS

At April 30, 2019

(unaudited)

	Shares	Value
EXCHANGE-TRADED FUNDS - 98.6%
International Equity Funds - 21.6%
Vanguard FTSE Developed Markets ETF	259,787	$ 10,918,848
Vanguard FTSE Emerging Markets ETF	49,917	2,166,897

		13,085,745

International Fixed Income Fund - 1.5%
Vanguard Total International Bond ETF	15,835	883,751

U.S. Equity Funds - 51.2%
Schwab U.S. Large-Cap ETF	400,613	28,175,112
Schwab U.S. REIT ETF	12,296	545,205
Schwab U.S. Small-Cap ETF	30,870	2,237,149

		30,957,466

U.S. Fixed Income Fund - 24.3%
iShares Core U.S. Aggregate Bond ETF	135,553	14,719,700

Total Exchange-Traded Funds (Cost $50,743,584)		59,646,662

Principal	Value
REPURCHASE AGREEMENT - 1.5%

Fixed Income Clearing Corp., 1.45% (A), dated 04/30/2019, to be repurchased at $924,112 on 05/01/2019. Collateralized by a U.S. Government Obligation, 2.75%, due 09/15/2021, and with a value of $943,225.

$ 924,075	$ 924,075

Total Repurchase Agreement (Cost $924,075)	924,075

Total Investments (Cost $51,667,659)	60,570,737
Net Other Assets (Liabilities) - (0.1)%	(72,736)

Net Assets - 100.0%	$ 60,498,001

SECURITY VALUATION:

Valuation Inputs (B)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Exchange-Traded Funds	$59,646,662	$—	$—	$59,646,662
Repurchase Agreement	—	924,075	—	924,075

Total Investments	$59,646,662	$924,075	$—	$60,570,737

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	Rate disclosed reflects the yield at April 30, 2019.
(B)	There were no transfers in or out of Level 3 during the six-month period ended April 30, 2019. Please reference the Security Valuation section of the Notes to Financial Statements for more information regarding security valuation and pricing inputs.

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2019

Transamerica ClearTrack® 2040

SCHEDULE OF INVESTMENTS

At April 30, 2019

(unaudited)

	Shares	Value
EXCHANGE-TRADED FUNDS - 99.2%
International Equity Funds - 23.8%
Vanguard FTSE Developed Markets ETF	251,147	$ 10,555,709
Vanguard FTSE Emerging Markets ETF	46,037	1,998,466

		12,554,175

International Fixed Income Fund - 1.0%
Vanguard Total International Bond ETF	9,205	513,731

U.S. Equity Funds - 55.5%
Schwab U.S. Large-Cap ETF	380,128	26,734,402
Schwab U.S. REIT ETF	12,339	547,111
Schwab U.S. Small-Cap ETF	28,712	2,080,759

		29,362,272

U.S. Fixed Income Fund - 18.9%
iShares Core U.S. Aggregate Bond ETF	91,844	9,973,340

Total Exchange-Traded Funds (Cost $43,899,865)		52,403,518

	Principal	Value
REPURCHASE AGREEMENT - 0.9%

Fixed Income Clearing Corp., 1.45% (A), dated 04/30/2019, to be repurchased at $492,178 on 05/01/2019. Collateralized by a U.S. Government Obligation, 2.75%, due 09/15/2021, and with a value of $502,039.

	$ 492,158	$ 492,158

Total Repurchase Agreement (Cost $492,158)		492,158

Total Investments (Cost $44,392,023)		52,895,676
Net Other Assets (Liabilities) - (0.1)%		(35,163)

Net Assets - 100.0%		$ 52,860,513

SECURITY VALUATION:

Valuation Inputs (B)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Exchange-Traded Funds	$52,403,518	$—	$—	$52,403,518
Repurchase Agreement	—	492,158	—	492,158

Total Investments	$52,403,518	$492,158	$—	$52,895,676

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	Rate disclosed reflects the yield at April 30, 2019.
(B)	There were no transfers in or out of Level 3 during the six-month period ended April 30, 2019. Please reference the Security Valuation section of the Notes to Financial Statements for more information regarding security valuation and pricing inputs.

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2019

Transamerica ClearTrack® 2045

SCHEDULE OF INVESTMENTS

At April 30, 2019

(unaudited)

	Shares	Value
EXCHANGE-TRADED FUNDS - 99.0%
International Equity Funds - 26.7%
Vanguard FTSE Developed Markets ETF	190,409	$ 8,002,890
Vanguard FTSE Emerging Markets ETF	34,248	1,486,706

		9,489,596

U.S. Equity Funds - 62.9%
Schwab U.S. Large-Cap ETF	290,585	20,436,843
Schwab U.S. REIT ETF	9,188	407,396
Schwab U.S. Small-Cap ETF	21,302	1,543,756

		22,387,995

U.S. Fixed Income Fund - 9.4%
iShares Core U.S. Aggregate Bond ETF	30,975	3,363,575

Total Exchange-Traded Funds (Cost $28,785,401)		35,241,166

Principal	Value
REPURCHASE AGREEMENT - 1.0%

Fixed Income Clearing Corp., 1.45% (A), dated 04/30/2019, to be repurchased at $372,369 on 05/01/2019. Collateralized by a U.S. Government Obligation, 2.75%, due 09/15/2021, and with a value of $380,333.

$ 372,354	$ 372,354

Total Repurchase Agreement (Cost $372,354)	372,354

Total Investments (Cost $29,157,755)	35,613,520
Net Other Assets (Liabilities) - (0.0)% (B)	(13,326)

Net Assets - 100.0%	$ 35,600,194

SECURITY VALUATION:

Valuation Inputs (C)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Exchange-Traded Funds	$35,241,166	$—	$—	$35,241,166
Repurchase Agreement	—	372,354	—	372,354

Total Investments	$35,241,166	$372,354	$—	$35,613,520

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	Rate disclosed reflects the yield at April 30, 2019.
(B)	Percentage rounds to less than 0.1% or (0.1)%.
(C)	There were no transfers in or out of Level 3 during the six-month period ended April 30, 2019. Please reference the Security Valuation section of the Notes to Financial Statements for more information regarding security valuation and pricing inputs.

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2019

Transamerica ClearTrack® 2050

SCHEDULE OF INVESTMENTS

At April 30, 2019

(unaudited)

	Shares	Value
EXCHANGE-TRADED FUNDS - 99.4%
International Equity Funds - 29.3%
Vanguard FTSE Developed Markets ETF	164,333	$ 6,906,916
Vanguard FTSE Emerging Markets ETF	28,892	1,254,201

		8,161,117

U.S. Equity Funds - 63.9%
Schwab U.S. Large-Cap ETF (A)	232,359	16,341,808
Schwab U.S. REIT ETF (A)	8,254	365,982
Schwab U.S. Small-Cap ETF	15,078	1,092,703

		17,800,493

U.S. Fixed Income Fund - 6.2%
iShares Core U.S. Aggregate Bond ETF	15,798	1,715,505

Total Exchange-Traded Funds (Cost $22,519,110)		27,677,115

OTHER INVESTMENT COMPANY - 0.2%
Securities Lending Collateral - 0.2%
State Street Navigator Securities Lending Trust - Government Money Market Portfolio, 2.51% (B)	43,381	43,381

Total Other Investment Company (Cost $43,381)		43,381

Principal	Value
REPURCHASE AGREEMENT - 0.6%

Fixed Income Clearing Corp., 1.45% (B), dated 04/30/2019, to be repurchased at $165,569 on 05/01/2019. Collateralized by a U.S. Government Obligation, 2.75%, due 09/15/2021, and with a value of $172,417.

$ 165,563	$ 165,563

Total Repurchase Agreement (Cost $165,563)	165,563

Total Investments (Cost $22,728,054)	27,886,059
Net Other Assets (Liabilities) - (0.2)%	(52,726)

Net Assets - 100.0%	$ 27,833,333

SECURITY VALUATION:

Valuation Inputs (C)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Exchange-Traded Funds	$27,677,115	$—	$—	$27,677,115
Other Investment Company	43,381	—	—	43,381
Repurchase Agreement	—	165,563	—	165,563

Total Investments	$27,720,496	$165,563	$—	$27,886,059

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	All or a portion of the securities are on loan. The total value of all securities on loan is $42,515. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(B)	Rates disclosed reflect the yields at April 30, 2019.
(C)	There were no transfers in or out of Level 3 during the six-month period ended April 30, 2019. Please reference the Security Valuation section of the Notes to Financial Statements for more information regarding security valuation and pricing inputs.

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2019

Transamerica ClearTrack® 2055

SCHEDULE OF INVESTMENTS

At April 30, 2019

(unaudited)

	Shares	Value
EXCHANGE-TRADED FUNDS - 98.4%
International Equity Funds - 28.9%
Vanguard FTSE Developed Markets ETF	3,496	$ 146,937
Vanguard FTSE Emerging Markets ETF	621	26,958

		173,895

U.S. Equity Funds - 63.4%
Schwab U.S. Large-Cap ETF	4,987	350,736
Schwab U.S. REIT ETF	177	7,848
Schwab U.S. Small-Cap ETF	320	23,190

		381,774

U.S. Fixed Income Fund - 6.1%
iShares Core U.S. Aggregate Bond ETF	341	37,029

Total Exchange-Traded Funds (Cost $547,177)		592,698

Total Investments (Cost $547,177)		592,698
Net Other Assets (Liabilities) - 1.6%		9,693

Net Assets - 100.0%		$ 602,391

SECURITY VALUATION:

Valuation Inputs (A)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Exchange-Traded Funds	$592,698	$—	$—	$592,698

Total Investments	$592,698	$—	$—	$592,698

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	There were no transfers in or out of Level 3 during the six-month period ended April 30, 2019. Please reference the Security Valuation section of the Notes to Financial Statements for more information regarding security valuation and pricing inputs.

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2019

Transamerica ClearTrack® 2060

SCHEDULE OF INVESTMENTS

At April 30, 2019

(unaudited)

	Shares	Value
EXCHANGE-TRADED FUNDS - 98.5%
International Equity Funds - 28.9%
Vanguard FTSE Developed Markets ETF	3,435	$ 144,373
Vanguard FTSE Emerging Markets ETF	613	26,610

		170,983

U.S. Equity Funds - 63.5%
Schwab U.S. Large-Cap ETF	4,900	344,617
Schwab U.S. REIT ETF	178	7,893
Schwab U.S. Small-Cap ETF	315	22,828

		375,338

U.S. Fixed Income Fund - 6.1%
iShares Core U.S. Aggregate Bond ETF	335	36,378

Total Exchange-Traded Funds (Cost $536,822)		582,699

Total Investments (Cost $536,822)		582,699
Net Other Assets (Liabilities) - 1.5%		8,603

Net Assets - 100.0%		$ 591,302

SECURITY VALUATION:

Valuation Inputs (A)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Exchange-Traded Funds	$582,699	$—	$—	$582,699

Total Investments	$582,699	$—	$—	$582,699

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	There were no transfers in or out of Level 3 during the six-month period ended April 30, 2019. Please reference the Security Valuation section of the Notes to Financial Statements for more information regarding security valuation and pricing inputs.

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2019

Transamerica ClearTrack® Retirement Income

SCHEDULE OF INVESTMENTS

At April 30, 2019

(unaudited)

	Shares	Value
EXCHANGE-TRADED FUNDS - 99.7%
International Equity Funds - 5.9%
Vanguard FTSE Developed Markets ETF	77,830	$ 3,271,195
Vanguard FTSE Emerging Markets ETF	17,206	746,912

		4,018,107

International Fixed Income Fund - 9.3%
Vanguard Total International Bond ETF	114,206	6,373,837

U.S. Equity Funds - 27.4%
Schwab U.S. Large-Cap ETF (A)	234,946	16,523,752
Schwab U.S. Small-Cap ETF	30,432	2,205,407

		18,729,159

U.S. Fixed Income Funds - 57.1%
iShares Core U.S. Aggregate Bond ETF	287,448	31,213,978
iShares TIPS Bond ETF	41,728	4,728,617
SPDR Bloomberg Barclays High Yield Bond ETF	84,404	3,061,333

		39,003,928

Total Exchange-Traded Funds (Cost $65,428,755)		68,125,031

OTHER INVESTMENT COMPANY - 1.5%
Securities Lending Collateral - 1.5%
State Street Navigator Securities Lending Trust - Government Money Market Portfolio, 2.51% (B)	1,004,500	1,004,500

Total Other Investment Company (Cost $1,004,500)		1,004,500

	Principal	Value
REPURCHASE AGREEMENT - 0.4%

Fixed Income Clearing Corp., 1.45% (B), dated 04/30/2019, to be repurchased at $306,489 on 05/01/2019. Collateralized by a U.S. Government Obligation, 2.75%, due 09/15/2021, and with a value of $314,408.

	$ 306,477	$ 306,477

Total Repurchase Agreement (Cost $306,477)		306,477

Total Investments (Cost $66,739,732)		69,436,008
Net Other Assets (Liabilities) - (1.6)%		(1,066,384)

Net Assets - 100.0%		$ 68,369,624

SECURITY VALUATION:

Valuation Inputs (C)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Exchange-Traded Funds	$68,125,031	$—	$—	$68,125,031
Other Investment Company	1,004,500	—	—	1,004,500
Repurchase Agreement	—	306,477	—	306,477

Total Investments	$69,129,531	$306,477	$—	$69,436,008

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	All or a portion of the security is on loan. The value of the security on loan is $984,620. The amount on loan indicated may not correspond with the security on loan identified because a security with pending sales are in the process of recall from the brokers.
(B)	Rates disclosed reflect the yields at April 30, 2019.
(C)	There were no transfers in or out of Level 3 during the six-month period ended April 30, 2019. Please reference the Security Valuation section of the Notes to Financial Statements for more information regarding security valuation and pricing inputs.

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2019

STATEMENTS OF ASSETS AND LIABILITIES

At April 30, 2019

(unaudited)

	Transamerica ClearTrack® 2015	Transamerica ClearTrack® 2020	Transamerica ClearTrack® 2025	Transamerica ClearTrack® 2030	Transamerica ClearTrack® 2035
Assets:
Investments, at value (A) (B)	$40,737,257	$59,351,885	$75,013,900	$64,035,928	$59,646,662
Repurchase agreements, at value (C)	435,623	337,290	618,670	228,135	924,075
Receivables and other assets:
Net income from securities lending	2,103	607	1,108	2,095	268
Shares of beneficial interest sold	—	15,595	4	20,847	—
Interest	18	14	25	9	37
Due from investment manager	20,943	11,665	9,593	14,898	14,442
Prepaid expenses	207	303	375	295	291
Total assets	41,196,151	59,717,359	75,643,675	64,302,207	60,585,775

Liabilities:
Cash collateral received upon return of:
Securities on loan	680,575	913,550	40,725	5,737,494	—
Payables and other liabilities:
Shares of beneficial interest redeemed	595	3,554	21,817	48	30,439
Distribution and service fees	17,473	25,531	32,458	25,501	26,023
Transfer agent fees	5,507	8,047	10,234	8,036	8,201
Trustees, CCO and deferred compensation fees	102	240	295	232	234
Audit and tax fees	8,587	8,785	8,912	8,751	8,758
Custody fees	3,679	3,865	3,768	3,709	3,704
Legal fees	632	953	1,142	885	896
Printing and shareholder reports fees	2,691	3,672	4,171	3,360	3,396
Registration fees	4,815	4,855	4,886	4,852	4,852
Other accrued expenses	1,101	1,293	1,437	1,270	1,271
Total liabilities	725,757	974,345	129,845	5,794,138	87,774
Net assets	$40,470,394	$58,743,014	$75,513,830	$58,508,069	$60,498,001

Net assets consist of:
Paid-in capital	$37,004,495	$53,582,483	$67,146,118	$50,687,546	$51,407,258
Total distributable earnings (accumulated losses)	3,465,899	5,160,531	8,367,712	7,820,523	9,090,743
Net assets	$40,470,394	$58,743,014	$75,513,830	$58,508,069	$60,498,001
Net assets by class:
Class R1	$40,099,003	$58,074,655	$74,118,477	$58,119,284	$59,985,114
Class R3	10,284	10,294	10,301	10,314	10,325
Class R6	361,107	658,065	1,385,052	378,471	502,562
Shares outstanding (unlimited shares, no par value):
Class R1	3,900,417	5,654,565	6,911,143	5,293,179	5,384,075
Class R3	1,001	1,003	962	941	929
Class R6	34,911	63,628	128,207	34,201	44,758
Net asset value per share:
Class R1	$10.28	$10.27	$10.72	$10.98	$11.14
Class R3	10.27	10.26	10.71	10.96	11.12	(D)
Class R6	10.34	10.34	10.80	11.07	11.23

(A) Investments, at cost	$37,225,679	$53,902,086	$67,248,727	$56,868,279	$50,743,584
(B) Securities on loan, at value	$666,510	$894,776	$39,906	$5,611,455	$—
(C) Repurchase agreements, at cost	$435,623	$337,290	$618,670	$228,135	$924,075
(D) Actual net asset value per share presented differs from calculated net asset value per share due to rounding.

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2019

STATEMENTS OF ASSETS AND LIABILITIES (continued)

At April 30, 2019

(unaudited)

	Transamerica ClearTrack® 2040		Transamerica ClearTrack® 2045	Transamerica ClearTrack® 2050		Transamerica ClearTrack® 2055	Transamerica ClearTrack® 2060
Assets:
Investments, at value (A) (B)	$52,403,518		$35,241,166	$27,720,496		$592,698	$582,699
Repurchase agreements, at value (C)	492,158		372,354	165,563		—	—
Cash	—		—	—		9,501	8,402
Receivables and other assets:
Net income from securities lending	133		705	632		—	—
Shares of beneficial interest sold	1,803		2,457	1		—	—
Interest	20		15	7		—	—
Due from investment manager	15,109		23,623	26,226		16,258	16,264
Prepaid expenses	255		173	134		3	3
Total assets	52,912,996		35,640,493	27,913,059		618,460	607,368

Liabilities:
Cash collateral received upon return of:
Securities on loan	—		—	43,381		—	—
Payables and other liabilities:
Shares of beneficial interest redeemed	354		85	839		10	3
Distribution and service fees	22,700		15,288	11,892		126	126
Transfer agent fees	7,156		4,819	3,750		42	42
Trustees, CCO and deferred compensation fees	202		133	104		2	1
Audit and tax fees	8,683		8,507	8,435		8,188	8,188
Custody fees	3,635		3,080	3,497		3,409	3,409
Legal fees	766		488	378		7	7
Printing and shareholder reports fees	2,947		2,074	1,722		411	411
Registration fees	4,838		4,802	4,785		3,212	3,212
Other accrued expenses	1,202		1,023	943		662	667
Total liabilities	52,483		40,299	79,726		16,069	16,066
Net assets	$52,860,513		$35,600,194	$27,833,333		$602,391	$591,302

Net assets consist of:
Paid-in capital	$44,065,382		$29,040,740	$22,632,366		$551,139	$539,501
Total distributable earnings (accumulated losses)	8,795,131		6,559,454	5,200,967		51,252	51,801
Net assets	$52,860,513		$35,600,194	$27,833,333		$602,391	$591,302
Net assets by class:
Class R1	$52,119,800		$35,160,702	$27,342,433		$286,451	$286,480
Class R3	10,337		10,355	10,360		10,360	10,362
Class R6	730,376		429,137	480,540		305,580	294,460
Shares outstanding (unlimited shares, no par value):
Class R1	4,606,100		3,029,021	2,321,758		26,229	26,236
Class R3	916		894	883		951	951
Class R6	63,791		36,675	40,471		27,934	26,924
Net asset value per share:
Class R1	$11.32		$11.61	$11.78		$10.92	$10.92
Class R3	11.29	(D)	11.58	11.74	(D)	10.89	10.89	(D)
Class R6	11.45		11.70	11.87		10.94	10.94

(A) Investments, at cost	$43,899,865		$28,785,401	$22,562,491		$547,177	$536,822
(B) Securities on loan, at value	$—		$—	$42,515		$—	$—
(C) Repurchase agreements, at cost	$492,158		$372,354	$165,563		$—	$—
(D) Actual net asset value per share presented differs from calculated net asset value per share due to rounding.

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2019

STATEMENTS OF ASSETS AND LIABILITIES (continued)

At April 30, 2019

(unaudited)

Transamerica ClearTrack® Retirement Income
Assets:
Investments, at value (A) (B)	$69,129,531
Repurchase agreements, at value (C)	306,477
Receivables and other assets:
Net income from securities lending	3,348
Interest	12
Due from investment manager	9,795
Prepaid expenses	362
Total assets	69,449,525

Liabilities:
Cash collateral received upon return of:
Securities on loan	1,004,500
Payables and other liabilities:
Shares of beneficial interest redeemed	10,965
Distribution and service fees	29,791
Transfer agent fees	9,388
Trustees, CCO and deferred compensation fees	295
Audit and tax fees	8,923
Custody fees	3,964
Legal fees	1,205
Printing and shareholder reports fees	4,577
Registration fees	4,878
Other accrued expenses	1,415
Total liabilities	1,079,901
Net assets	$68,369,624

Net assets consist of:
Paid-in capital	$65,443,077
Total distributable earnings (accumulated losses)	2,926,547
Net assets	$68,369,624
Net assets by class:
Class R1	$67,892,639
Class R3	10,265
Class R6	466,720
Shares outstanding (unlimited shares, no par value):
Class R1	6,729,499
Class R3	1,017
Class R6	45,906
Net asset value per share:
Class R1	$10.09
Class R3	10.09
Class R6	10.17

(A) Investments, at cost	$66,433,255
(B) Securities on loan, at value	$984,620
(C) Repurchase agreements, at cost	$306,477

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2019

STATEMENTS OF OPERATIONS

For the period ended April 30, 2019

(unaudited)

	Transamerica ClearTrack® 2015	Transamerica ClearTrack® 2020	Transamerica ClearTrack® 2025	Transamerica ClearTrack® 2030	Transamerica ClearTrack® 2035
Investment Income:
Dividend income	$520,766	$726,678	$941,143	$716,363	$710,280
Interest income	7,380	17,452	4,236	3,427	4,095
Net income from securities lending	15,756	8,765	4,550	6,105	3,809
Total investment income	543,902	752,895	949,929	725,895	718,184

Expenses:
Investment management fees	75,893	110,981	138,950	108,269	109,074
Distribution and service fees:
Class R1	98,884	144,397	179,400	141,510	142,334
Class R3	4	4	4	4	4
Transfer agent fees
Class R1	31,148	45,485	56,511	44,576	44,835
Class R3	2	2	2	2	2
Class R6	14	24	51	14	18
Trustees, CCO and deferred compensation fees	437	724	900	702	706
Audit and tax fees	8,460	8,595	8,689	8,577	8,581
Custody fees	1,523	1,751	1,716	1,619	1,654
Legal fees	1,020	1,507	1,839	1,435	1,445
Printing and shareholder reports fees	2,864	3,881	4,522	3,681	3,702
Registration fees	49,424	49,540	49,632	49,532	49,533
Filing fees	4,690	4,660	4,744	4,633	4,636
Other	475	696	861	674	673
Total expenses before waiver and/or reimbursement and recapture	274,838	372,247	447,821	365,228	367,197
Expenses waived and/or reimbursed:
Class R1	(56,375)	(54,384)	(42,521)	(46,591)	(46,310)
Class R3	(11)	(8)	(5)	(6)	(6)
Class R6	(550)	(611)	(809)	(310)	(385)
Recapture of previously waived and/or reimbursed fees:
Class R1	2,433	4,759	4,169	5,213	5,138
Class R3	7	5	3	4	4
Class R6	22	53	78	35	45
Net expenses	220,364	322,061	408,736	323,573	325,683

Net investment income (loss)	323,538	430,834	541,193	402,322	392,501

Net realized gain (loss) on:
Investments	(75,445)	(358,013)	560,133	594,494	153,295

Net change in unrealized appreciation (depreciation) on:
Investments	2,125,970	3,385,517	4,119,032	3,298,760	3,981,253
Net realized and change in unrealized gain (loss)	2,050,525	3,027,504	4,679,165	3,893,254	4,134,548
Net increase (decrease) in net assets resulting from operations	$2,374,063	$3,458,338	$5,220,358	$4,295,576	$4,527,049

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2019

STATEMENTS OF OPERATIONS (continued)

For the period ended April 30, 2019

(unaudited)

	Transamerica ClearTrack® 2040	Transamerica ClearTrack® 2045	Transamerica ClearTrack® 2050	Transamerica ClearTrack® 2055	Transamerica ClearTrack® 2060
Investment Income:
Dividend income	$619,953	$408,222	$316,864	$6,492	$6,479
Interest income	3,268	1,873	1,617	—	—
Net income from securities lending	3,371	4,245	11,208	—	—
Total investment income	626,592	414,340	329,689	6,492	6,479

Expenses:
Investment management fees	96,474	64,756	50,478	1,035	1,032
Distribution and service fees:
Class R1	124,994	84,050	64,884	663	663
Class R3	4	4	4	4	4
Transfer agent fees
Class R1	39,373	26,476	20,438	209	210
Class R3	2	2	2	2	2
Class R6	29	17	23	10	10
Trustees, CCO and deferred compensation fees	625	417	326	3	5
Audit and tax fees	8,531	8,412	8,361	8,187	8,187
Custody fees	1,653	1,392	1,616	1,475	1,475
Legal fees	1,263	830	644	13	13
Printing and shareholder reports fees	3,288	2,379	2,005	378	378
Registration fees	49,492	49,384	49,335	26,704	26,705
Filing fees	4,585	4,469	4,418	4,149	4,149
Other	596	400	313	6	7
Total expenses before waiver and/or reimbursement and recapture	330,909	242,988	202,847	42,838	42,840
Expenses waived and/or reimbursed:
Class R1	(46,754)	(52,115)	(54,710)	(22,557)	(22,634)
Class R3	(8)	(12)	(17)	(399)	(404)
Class R6	(721)	(709)	(1,276)	(23,480)	(23,403)
Recapture of previously waived and/or reimbursed fees:
Class R1	3,414	2,577	2,539	2,753	2,786
Class R3	5	7	10	151	155
Class R6	50	33	49	2,865	2,831
Net expenses	286,895	192,769	149,442	2,171	2,171

Net investment income (loss)	339,697	221,571	180,247	4,321	4,308

Net realized gain (loss) on:
Investments	268,084	139,141	33,038	5,360	5,571

Net change in unrealized appreciation (depreciation) on:
Investments	3,494,498	2,567,489	2,108,100	40,429	40,463
Net realized and change in unrealized gain (loss)	3,762,582	2,706,630	2,141,138	45,789	46,034
Net increase (decrease) in net assets resulting from operations	$4,102,279	$2,928,201	$2,321,385	$50,110	$50,342

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2019

STATEMENTS OF OPERATIONS (continued)

For the period ended April 30, 2019

(unaudited)

Transamerica ClearTrack® Retirement Income
Investment Income:
Dividend income	$964,083
Interest income	3,305
Net income from securities lending	16,576
Total investment income	983,964

Expenses:
Investment management fees	130,658
Distribution and service fees:
Class R1	170,821
Class R3	4
Transfer agent fees
Class R1	53,809
Class R3	2
Class R6	16
Trustees, CCO and deferred compensation fees	862
Audit and tax fees	8,686
Custody fees	1,705
Legal fees	1,839
Printing and shareholder reports fees	4,648
Registration fees	49,607
Filing fees	4,755
Other	832
Total expenses before waiver and/or reimbursement and recapture	428,244
Expenses waived and/or reimbursed:
Class R1	(48,543)
Class R3	(6)
Class R6	(324)
Recapture of previously waived and/or reimbursed fees:
Class R1	4,256
Class R3	4
Class R6	42
Net expenses	383,673

Net investment income (loss)	600,291

Net realized gain (loss) on:
Investments	113,007

Net change in unrealized appreciation (depreciation) on:
Investments	3,529,322
Net realized and change in unrealized gain (loss)	3,642,329
Net increase (decrease) in net assets resulting from operations	$4,242,620

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2019

STATEMENTS OF CHANGES IN NET ASSETS

For the period and year ended:

	Transamerica ClearTrack® 2015		Transamerica ClearTrack® 2020		Transamerica ClearTrack® 2025
	April 30, 2019 (unaudited)	October 31, 2018	April 30, 2019 (unaudited)	October 31, 2018	April 30, 2019 (unaudited)	October 31, 2018
From operations:
Net investment income (loss)	$323,538	$676,989	$430,834	$975,287	$541,193	$1,121,953
Net realized gain (loss)	(75,445)	2,266,769	(358,013)	3,792,817	560,133	3,595,717
Net change in unrealized appreciation (depreciation)	2,125,970	(3,593,570)	3,385,517	(5,470,371)	4,119,032	(5,658,673)
Net increase (decrease) in net assets resulting from operations	2,374,063	(649,812)	3,458,338	(702,267)	5,220,358	(941,003)

Distributions to shareholders:
Class R1	(2,108,221)	(1,115,887)	(3,804,283)	(1,327,179)	(4,579,460)	(1,460,620)
Class R6	(25,209)	(12,067)	(48,106)	(15,544)	(97,898)	(31,735)
Net increase (decrease) in net assets resulting from distributions to shareholders	(2,133,430)	(1,127,954)	(3,852,389)	(1,342,723)	(4,677,358)	(1,492,355)

Capital share transactions:
Proceeds from shares sold:
Class R1	438,002	958,095	570,057	2,935,905	926,014	2,100,508
Class R3 (A)	10,000	—	10,000	—	10,000	—
Class R6	7,139	13,230	13,811	31,120	42,172	173,403
	455,141	971,325	593,868	2,967,025	978,186	2,273,911
Dividends and/or distributions reinvested:
Class R1	2,108,221	1,115,887	3,804,283	1,327,179	4,579,460	1,460,620
Class R6	25,209	12,067	48,106	15,544	97,898	31,735
	2,133,430	1,127,954	3,852,389	1,342,723	4,677,358	1,492,355
Cost of shares redeemed:
Class R1	(4,261,371)	(11,667,117)	(5,827,233)	(19,145,064)	(5,218,499)	(18,378,716)
Class R6	(91,098)	(1,491)	(64,992)	(28,380)	(129,770)	(169,441)
	(4,352,469)	(11,668,608)	(5,892,225)	(19,173,444)	(5,348,269)	(18,548,157)
Net increase (decrease) in net assets resulting from capital share transactions	(1,763,898)	(9,569,329)	(1,445,968)	(14,863,696)	307,275	(14,781,891)
Net increase (decrease) in net assets	(1,523,265)	(11,347,095)	(1,840,019)	(16,908,686)	850,275	(17,215,249)

Net assets:
Beginning of period/year	41,993,659	53,340,754	60,583,033	77,491,719	74,663,555	91,878,804
End of period/year	$40,470,394	$41,993,659	$58,743,014	$60,583,033	$75,513,830	$74,663,555

Capital share transactions - shares:
Shares issued:
Class R1	43,087	90,596	57,152	272,335	89,258	189,706
Class R3 (A)	1,001	—	1,003	—	962	—
Class R6	714	1,244	1,365	2,880	4,009	15,496
	44,802	91,840	59,520	275,215	94,229	205,202
Shares reinvested:
Class R1	224,279	105,771	406,007	124,035	475,541	131,944
Class R6	2,670	1,139	5,112	1,445	10,113	2,851
	226,949	106,910	411,119	125,480	485,654	134,795
Shares redeemed:
Class R1	(427,300)	(1,102,471)	(581,013)	(1,781,636)	(501,472)	(1,654,801)
Class R6	(9,205)	(140)	(6,565)	(2,601)	(12,419)	(15,012)
	(436,505)	(1,102,611)	(587,578)	(1,784,237)	(513,891)	(1,669,813)
Net increase (decrease) in shares outstanding:
Class R1	(159,934)	(906,104)	(117,854)	(1,385,266)	63,327	(1,333,151)
Class R3 (A)	1,001	—	1,003	—	962	—
Class R6	(5,821)	2,243	(88)	1,724	1,703	3,335
	(164,754)	(903,861)	(116,939)	(1,383,542)	65,992	(1,329,816)

(A)	Class R3 commenced operations on March 1, 2019.

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2019

STATEMENTS OF CHANGES IN NET ASSETS (continued)

For the period and year ended:

	Transamerica ClearTrack® 2030		Transamerica ClearTrack® 2035		Transamerica ClearTrack® 2040
	April 30, 2019 (unaudited)	October 31, 2018	April 30, 2019 (unaudited)	October 31, 2018	April 30, 2019 (unaudited)	October 31, 2018
From operations:
Net investment income (loss)	$402,322	$856,974	$392,501	$859,213	$339,697	$708,443
Net realized gain (loss)	594,494	2,726,978	153,295	2,974,998	268,084	2,722,911
Net change in unrealized appreciation (depreciation)	3,298,760	(4,122,160)	3,981,253	(4,435,565)	3,494,498	(3,804,813)
Net increase (decrease) in net assets resulting from operations	4,295,576	(538,208)	4,527,049	(601,354)	4,102,279	(373,459)

Distributions to shareholders:
Class R1	(3,552,266)	(1,330,068)	(3,819,723)	(1,220,164)	(3,376,290)	(982,691)
Class R6	(26,756)	(9,086)	(34,336)	(9,885)	(60,060)	(16,497)
Net increase (decrease) in net assets resulting from distributions to shareholders	(3,579,022)	(1,339,154)	(3,854,059)	(1,230,049)	(3,436,350)	(999,188)

Capital share transactions:
Proceeds from shares sold:
Class R1	914,066	2,003,222	1,372,622	2,417,029	763,146	1,472,484
Class R3 (A)	10,000	—	10,000	—	10,000	—
Class R6	52,561	39,557	30,574	53,819	54,476	127,995
	976,627	2,042,779	1,413,196	2,470,848	827,622	1,600,479
Dividends and/or distributions reinvested:
Class R1	3,552,266	1,330,068	3,819,723	1,220,164	3,376,290	982,691
Class R6	26,756	9,086	34,336	9,885	60,060	16,497
	3,579,022	1,339,154	3,854,059	1,230,049	3,436,350	999,188
Cost of shares redeemed:
Class R1	(4,631,323)	(13,934,317)	(3,726,042)	(14,927,194)	(3,728,507)	(10,424,814)
Class R6	(87,136)	(5,893)	(26,062)	(115,857)	(203,830)	(44,238)
	(4,718,459)	(13,940,210)	(3,752,104)	(15,043,051)	(3,932,337)	(10,469,052)
Net increase (decrease) in net assets resulting from capital share transactions	(162,810)	(10,558,277)	1,515,151	(11,342,154)	331,635	(7,869,385)
Net increase (decrease) in net assets	553,744	(12,435,639)	2,188,141	(13,173,557)	997,564	(9,242,032)

Net assets:
Beginning of period/year	57,954,325	70,389,964	58,309,860	71,483,417	51,862,949	61,104,981
End of period/year	$58,508,069	$57,954,325	$60,498,001	$58,309,860	$52,860,513	$51,862,949

Capital share transactions - shares:
Shares issued:
Class R1	87,498	177,097	126,344	208,400	69,324	124,466
Class R3 (A)	941	—	929	—	916	—
Class R6	4,902	3,462	2,817	4,612	4,988	10,747
	93,341	180,559	130,090	213,012	75,228	135,213
Shares reinvested:
Class R1	363,589	118,018	388,974	105,825	341,384	83,991
Class R6	2,722	802	3,475	852	6,018	1,395
	366,311	118,820	392,449	106,677	347,402	85,386
Shares redeemed:
Class R1	(436,610)	(1,231,137)	(345,845)	(1,288,717)	(339,262)	(886,560)
Class R6	(8,159)	(517)	(2,403)	(9,895)	(18,478)	(3,680)
	(444,769)	(1,231,654)	(348,248)	(1,298,612)	(357,740)	(890,240)
Net increase (decrease) in shares outstanding:
Class R1	14,477	(936,022)	169,473	(974,492)	71,446	(678,103)
Class R3 (A)	941	—	929	—	916	—
Class R6	(535)	3,747	3,889	(4,431)	(7,472)	8,462
	14,883	(932,275)	174,291	(978,923)	64,890	(669,641)

(A)	Class R3 commenced operations on March 1, 2019.

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2019

STATEMENTS OF CHANGES IN NET ASSETS (continued)

For the period and year ended:

	Transamerica ClearTrack® 2045		Transamerica ClearTrack® 2050		Transamerica ClearTrack® 2055
	April 30, 2019 (unaudited)	October 31, 2018	April 30, 2019 (unaudited)	October 31, 2018	April 30, 2019 (unaudited)	October 31, 2018
From operations:
Net investment income (loss)	$221,571	$433,202	$180,247	$331,329	$4,321	$7,883
Net realized gain (loss)	139,141	1,738,261	33,038	1,147,291	5,360	12,638
Net change in unrealized appreciation (depreciation)	2,567,489	(2,362,803)	2,108,100	(1,658,137)	40,429	(24,447)
Net increase (decrease) in net assets resulting from operations	2,928,201	(191,340)	2,321,385	(179,517)	50,110	(3,926)

Distributions to shareholders:
Class R1	(2,183,104)	(657,331)	(1,482,412)	(377,585)	(9,982)	(1,778)
Class R6	(33,787)	(13,802)	(44,238)	(11,904)	(12,082)	(2,602)
Net increase (decrease) in net assets resulting from distributions to shareholders	(2,216,891)	(671,133)	(1,526,650)	(389,489)	(22,064)	(4,380)

Capital share transactions:
Proceeds from shares sold:
Class R1	634,330	1,609,657	503,165	2,054,342	—	—
Class R3 (A)	10,000	—	10,000	—	10,000	—
Class R6	19,950	82,850	52,830	131,483	15,221	5,130
	664,280	1,692,507	565,995	2,185,825	25,221	5,130
Dividends and/or distributions reinvested:
Class R1	2,183,104	657,331	1,482,412	377,585	9,982	1,778
Class R6	33,787	13,802	44,238	11,904	12,082	2,602
	2,216,891	671,133	1,526,650	389,489	22,064	4,380
Cost of shares redeemed:
Class R1	(2,501,028)	(5,790,518)	(1,708,190)	(4,930,704)	—	—
Class R6	(135,714)	(166,797)	(323,746)	(53,336)	(5,386)	(2)
	(2,636,742)	(5,957,315)	(2,031,936)	(4,984,040)	(5,386)	(2)
Net increase (decrease) in net assets resulting from capital share transactions	244,429	(3,593,675)	60,709	(2,408,726)	41,899	9,508
Net increase (decrease) in net assets	955,739	(4,456,148)	855,444	(2,977,732)	69,945	1,202

Net assets:
Beginning of period/year	34,644,455	39,100,603	26,977,889	29,955,621	532,446	531,244
End of period/year	$35,600,194	$34,644,455	$27,833,333	$26,977,889	$602,391	$532,446

Capital share transactions - shares:
Shares issued:
Class R1	56,996	132,465	45,020	169,808	—	—
Class R3 (A)	894	—	883	—	951	—
Class R6	1,787	6,849	4,724	10,805	1,462	458
	59,677	139,314	50,627	180,613	2,413	458
Shares reinvested:
Class R1	218,092	55,145	146,339	31,465	1,066	163
Class R6	3,355	1,150	4,341	986	1,289	239
	221,447	56,295	150,680	32,451	2,355	402
Shares redeemed:
Class R1	(227,027)	(480,849)	(151,070)	(407,941)	—	—
Class R6	(12,039)	(13,556)	(28,547)	(4,409)	(514)	0	(B)
	(239,066)	(494,405)	(179,617)	(412,350)	(514)	0	(B)
Net increase (decrease) in shares outstanding:
Class R1	48,061	(293,239)	40,289	(206,668)	1,066	163
Class R3 (A)	894	—	883	—	951	—
Class R6	(6,897)	(5,557)	(19,482)	7,382	2,237	697
	42,058	(298,796)	21,690	(199,286)	4,254	860

(A)	Class R3 commenced operations on March 1, 2019.
(B)	Rounds to less than 1 or (1) share.

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2019

STATEMENTS OF CHANGES IN NET ASSETS (continued)

For the period and year ended:

	Transamerica ClearTrack® 2060		Transamerica ClearTrack® Retirement Income
	April 30, 2019 (unaudited)	October 31, 2018	April 30, 2019 (unaudited)	October 31, 2018
From operations:
Net investment income (loss)	$4,308	$7,879	$600,291	$1,327,752
Net realized gain (loss)	5,571	12,639	113,007	3,772,608
Net change in unrealized appreciation (depreciation)	40,463	(24,132)	3,529,322	(6,329,224)
Net increase (decrease) in net assets resulting from operations	50,342	(3,614)	4,242,620	(1,228,864)

Distributions to shareholders:
Class R1	(10,048)	(1,777)	(5,016,283)	(1,855,727)
Class R6	(12,018)	(2,603)	(33,470)	(10,571)
Net increase (decrease) in net assets resulting from distributions to shareholders	(22,066)	(4,380)	(5,049,753)	(1,866,298)

Capital share transactions:
Proceeds from shares sold:
Class R1	—	—	238,922	1,248,096
Class R3 (A)	10,000	—	10,000	—
Class R6	12,831	376	23,074	44,739
	22,831	376	271,996	1,292,835
Dividends and/or distributions reinvested:
Class R1	10,048	1,777	5,016,283	1,855,727
Class R6	12,018	2,603	33,470	10,571
	22,066	4,380	5,049,753	1,866,298
Cost of shares redeemed:
Class R1	—	—	(9,053,251)	(26,369,053)
Class R6	(9,884)	—	(9,917)	(23,247)
	(9,884)	—	(9,063,168)	(26,392,300)
Net increase (decrease) in net assets resulting from capital share transactions	35,013	4,756	(3,741,419)	(23,233,167)
Net increase (decrease) in net assets	63,289	(3,238)	(4,548,552)	(26,328,329)

Net assets:
Beginning of period/year	528,013	531,251	72,918,176	99,246,505
End of period/year	$591,302	$528,013	$68,369,624	$72,918,176

Capital share transactions - shares:
Shares issued:
Class R1	—	—	23,820	118,252
Class R3 (A)	951	—	1,017	—
Class R6	1,309	35	2,296	4,234
	2,260	35	27,133	122,486
Shares reinvested:
Class R1	1,073	163	538,228	176,736
Class R6	1,284	239	3,572	1,001
	2,357	402	541,800	177,737
Shares redeemed:
Class R1	—	—	(916,830)	(2,512,156)
Class R6	(943)	—	(979)	(2,228)
	(943)	—	(917,809)	(2,514,384)
Net increase (decrease) in shares outstanding:
Class R1	1,073	163	(354,782)	(2,217,168)
Class R3 (A)	951	—	1,017	—
Class R6	1,650	274	4,889	3,007
	3,674	437	(348,876)	(2,214,161)

(A)	Class R3 commenced operations on March 1, 2019.

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2019

FINANCIAL HIGHLIGHTS

For a share outstanding during the periods and years indicated:	Transamerica ClearTrack® 2015
	Class R1
	April 30, 2019 (unaudited)		October 31, 2018	October 31, 2017	October 31, 2016		October 31, 2015 (A)
Net asset value, beginning of period/year	$10.24		$10.66	$9.85	$9.76		$10.00

Investment operations:
Net investment income (loss) (B)	0.08		0.15	0.13	0.11	(C)	0.08
Net realized and unrealized gain (loss)	0.50		(0.33)	0.82	0.03		(0.32)
Total investment operations	0.58		(0.18)	0.95	0.14		(0.24)

Dividends and/or distributions to shareholders:
Net investment income	(0.17)		(0.14)	(0.12)	(0.05)		—
Net realized gains	(0.37)		(0.10)	(0.02)	(0.00	)(D)	—
Total dividends and/or distributions to shareholders	(0.54)		(0.24)	(0.14)	(0.05)		—

Net asset value, end of period/year	$10.28		$10.24	$10.66	$9.85		$9.76
Total return	6.20	%(E)	(1.76)%	9.72%	1.52%		(2.40	)%(E)

Ratio and supplemental data:
Net assets end of period/year (000’s)	$40,099		$41,573	$52,926	$44,735		$15,821
Expenses to average net assets (F)
Excluding waiver and/or reimbursement and recapture	1.38	%(G)	1.19%	1.17%	1.22%		3.19	%(G)
Including waiver and/or reimbursement and recapture (H)	1.11	%(G)	1.12%	1.11%	1.08	%(C)	1.06	%(G)
Net investment income (loss) to average net assets	1.61	%(G)	1.42%	1.28%	1.18	%(C)	1.32	%(G)
Portfolio turnover rate	35	%(E)	23%	9%	43%		43	%(E)

(A)	Commenced operations on March 2, 2015.
(B)	Calculated based on average number of shares outstanding.
(C)	Please reference the Custody Out-of-Pocket Expense section of the Notes to Financial Statements for more information regarding the reimbursement of custody fees. The amount of the reimbursement on a per share basis was immaterial to the class. The Expenses to average net assets including waiver and/or reimbursement and recapture ratio, and Net investment income (loss) to average net assets ratio would have been 0.00% higher and 0.00% lower, respectively, had the custodian not reimbursed the Fund.
(D)	Rounds to less than $0.01 or $(0.01).
(E)	Not annualized.
(F)	Does not include expenses of the underlying funds in which the Fund invests.
(G)	Annualized.
(H)	Due to TAM waiving the underlying fund fees, waiver and/or reimbursements may be applied under the total operating expense limit.

For a share outstanding during the period indicated:	Transamerica ClearTrack® 2015
	Class R3
	April 30, 2019 (unaudited) (A)
Net asset value, beginning of period	$9.99

Investment operations:
Net investment income (loss) (B)	0.02
Net realized and unrealized gain (loss)	0.26
Total investment operations	0.28

Net asset value, end of period	$10.27
Total return	2.80	%(C)

Ratio and supplemental data:
Net assets end of period (000’s)	$10
Expenses to average net assets (D)
Excluding waiver and/or reimbursement and recapture	1.12	%(E)
Including waiver and/or reimbursement and recapture (F)	0.86	%(E)(G)
Net investment income (loss) to average net assets	1.02	%(E)
Portfolio turnover rate	35	%(C)

(A)	Commenced operations on March 1, 2019.
(B)	Calculated based on average number of shares outstanding.
(C)	Not annualized.
(D)	Does not include expenses of the underlying funds in which the Fund invests.
(E)	Annualized.
(F)	Due to TAM waiving the underlying fund fees, waiver and/or reimbursements may be applied under the total operating expense limit.
(G)	TAM has voluntarily agreed to waive a portion of its management fee.

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2019

FINANCIAL HIGHLIGHTS (continued)

For a share outstanding during the periods and years indicated:	Transamerica ClearTrack® 2015
	Class R6
	April 30, 2019 (unaudited)		October 31, 2018	October 31, 2017	October 31, 2016		October 31, 2015 (A)
Net asset value, beginning of period/year	$10.34		$10.77	$9.93	$9.80		$10.00

Investment operations:
Net investment income (loss) (B)	0.12		0.22	0.20	0.18	(C)	0.13
Net realized and unrealized gain (loss)	0.50		(0.33)	0.83	0.02		(0.33)
Total investment operations	0.62		(0.11)	1.03	0.20		(0.20)

Dividends and/or distributions to shareholders:
Net investment income	(0.25)		(0.22)	(0.17)	(0.07)		—
Net realized gains	(0.37)		(0.10)	(0.02)	(0.00	)(D)	—
Total dividends and/or distributions to shareholders	(0.62)		(0.32)	(0.19)	(0.07)		—

Net asset value, end of period/year	$10.34		$10.34	$10.77	$9.93		$9.80
Total return	6.57	%(E)	(1.16)%	10.50%	2.11%		(2.00	)%(E)

Ratio and supplemental data:
Net assets end of period/year (000’s)	$361		$421	$415	$317		$245
Expenses to average net assets (F)
Excluding waiver and/or reimbursement and recapture	0.73	%(G)	0.54%	0.52%	0.57%		2.54	%(G)
Including waiver and/or reimbursement and recapture (H)	0.46	%(G)	0.47%	0.46%	0.43	%(C)	0.41	%(G)
Net investment income (loss) to average net assets	2.31	%(G)	2.06%	1.91%	1.87	%(C)	1.96	%(G)
Portfolio turnover rate	35	%(E)	23%	9%	43%		43	%(E)

(A)	Commenced operations on March 2, 2015.
(B)	Calculated based on average number of shares outstanding.
(C)	Please reference the Custody Out-of-Pocket Expense section of the Notes to Financial Statements for more information regarding the reimbursement of custody fees. The amount of the reimbursement on a per share basis was immaterial to the class. The Expenses to average net assets including waiver and/or reimbursement and recapture ratio, and Net investment income (loss) to average net assets ratio would have been 0.00% higher and 0.00% lower, respectively, had the custodian not reimbursed the Fund.
(D)	Rounds to less than $0.01 or $(0.01).
(E)	Not annualized.
(F)	Does not include expenses of the underlying funds in which the Fund invests.
(G)	Annualized.
(H)	Due to TAM waiving the underlying fund fees, waiver and/or reimbursements may be applied under the total operating expense limit.

For a share outstanding during the periods and years indicated:	Transamerica ClearTrack® 2020
	Class R1
	April 30, 2019 (unaudited)		October 31, 2018	October 31, 2017	October 31, 2016		October 31, 2015 (A)
Net asset value, beginning of period	$10.38		$10.73	$9.81	$9.75		$10.00

Investment operations:
Net investment income (loss) (B)	0.07		0.15	0.12	0.12	(C)	0.09
Net realized and unrealized gain (loss)	0.49		(0.31)	0.92	(0.01	)(D)	(0.34)
Total investment operations	0.56		(0.16)	1.04	0.11		(0.25)

Dividends and/or distributions to shareholders:
Net investment income	(0.16)		(0.13)	(0.11)	(0.05)		—
Net realized gains	(0.51)		(0.06)	(0.01)	(0.00	)(E)	—
Total dividends and/or distributions to shareholders	(0.67)		(0.19)	(0.12)	(0.05)		—

Net asset value, end of period	$10.27		$10.38	$10.73	$9.81		$9.75
Total return	6.07	%(F)	(1.55)%	10.79%	1.21%		(2.50	)%(F)

Ratio and supplemental data:
Net assets end of period (000’s)	$58,075		$59,914	$76,819	$56,817		$15,345
Expenses to average net assets (G)
Excluding waiver and/or reimbursement and recapture	1.28	%(H)	1.15%	1.14%	1.20%		3.27	%(H)
Including waiver and/or reimbursement and recapture (I)	1.11	%(H)	1.12%	1.11%	1.08	%(C)	1.05	%(H)
Net investment income (loss) to average net assets	1.47	%(H)	1.38%	1.21%	1.19	%(C)	1.36	%(H)
Portfolio turnover rate	43	%(F)	25%	5%	42%		73	%(F)

(A)	Commenced operations on March 2, 2015.
(B)	Calculated based on average number of shares outstanding.
(C)	Please reference the Custody Out-of-Pocket Expense section of the Notes to Financial Statements for more information regarding the reimbursement of custody fees. The amount of the reimbursement on a per share basis was immaterial to the class. The Expenses to average net assets including waiver and/or reimbursement and recapture ratio, and Net investment income (loss) to average net assets ratio would have been 0.00% higher and 0.00% lower, respectively, had the custodian not reimbursed the Fund.
(D)	The amount of net realized and unrealized gain/(loss) per share does not correspond with the amounts reported within the Statements of Changes due to the timing of purchases and redemptions of Fund shares and fluctuating market values during the period.
(E)	Rounds to less than $0.01 or $(0.01).
(F)	Not annualized.
(G)	Does not include expenses of the underlying funds in which the Fund invests.
(H)	Annualized.
(I)	Due to TAM waiving the underlying fund fees, waiver and/or reimbursements may be applied under the total operating expense limit.

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2019

FINANCIAL HIGHLIGHTS (continued)

For a share outstanding during the period indicated:	Transamerica ClearTrack® 2020
	Class R3
	April 30, 2019 (unaudited) (A)
Net asset value, beginning of period	$9.97

Investment operations:
Net investment income (loss) (B)	0.02
Net realized and unrealized gain (loss)	0.27
Total investment operations	0.29

Net asset value, end of period	$10.26
Total return	2.91	%(C)

Ratio and supplemental data:
Net assets end of period (000’s)	$10
Expenses to average net assets (D)
Excluding waiver and/or reimbursement and recapture	1.02	%(E)
Including waiver and/or reimbursement and recapture (F)	0.86	%(E)(G)
Net investment income (loss) to average net assets	1.05	%(E)
Portfolio turnover rate	43	%(C)

(A)	Commenced operations on March 1, 2019.
(B)	Calculated based on average number of shares outstanding.
(C)	Not annualized.
(D)	Does not include expenses of the underlying funds in which the Fund invests.
(E)	Annualized.
(F)	Due to TAM waiving the underlying fund fees, waiver and/or reimbursements may be applied under the total operating expense limit.
(G)	TAM has voluntarily agreed to waive a portion of its management fee.

For a share outstanding during the periods and years indicated:	Transamerica ClearTrack® 2020
	Class R6
	April 30, 2019 (unaudited)		October 31, 2018	October 31, 2017	October 31, 2016		October 31, 2015 (A)
Net asset value, beginning of period/year	$10.49		$10.85	$9.89	$9.79		$10.00

Investment operations:
Net investment income (loss) (B)	0.11		0.22	0.19	0.18	(C)	0.13
Net realized and unrealized gain (loss)	0.49		(0.32)	0.94	(0.01	)(D)	(0.34)
Total investment operations	0.60		(0.10)	1.13	0.17		(0.21)

Dividends and/or distributions to shareholders:
Net investment income	(0.24)		(0.20)	(0.16)	(0.07)		—
Net realized gains	(0.51)		(0.06)	(0.01)	(0.00	)(E)	—
Total dividends and/or distributions to shareholders	(0.75)		(0.26)	(0.17)	(0.07)		—

Net asset value, end of period/year	$10.34		$10.49	$10.85	$9.89		$9.79
Total return	6.45	%(F)	(1.00)%	11.62%	1.80%		(2.10	)%(F)

Ratio and supplemental data:
Net assets end of period/year (000’s)	$658		$669	$673	$517		$245
Expenses to average net assets (G)
Excluding waiver and/or reimbursement and recapture	0.63	%(H)	0.50%	0.49%	0.55%		2.62	%(H)
Including waiver and/or reimbursement and recapture (I)	0.46	%(H)	0.47%	0.46%	0.43	%(C)	0.40	%(H)
Net investment income (loss) to average net assets	2.13	%(H)	2.01%	1.85%	1.90	%(C)	1.95	%(H)
Portfolio turnover rate	43	%(F)	25%	5%	42%		73	%(F)

(A)	Commenced operations on March 2, 2015.
(B)	Calculated based on average number of shares outstanding.
(C)	Please reference the Custody Out-of-Pocket Expense section of the Notes to Financial Statements for more information regarding the reimbursement of custody fees. The amount of the reimbursement on a per share basis was immaterial to the class. The Expenses to average net assets including waiver and/or reimbursement and recapture ratio, and Net investment income (loss) to average net assets ratio would have been 0.00% higher and 0.00% lower, respectively, had the custodian not reimbursed the Fund.
(D)	The amount of net realized and unrealized gain/(loss) per share does not correspond with the amounts reported within the Statements of Changes due to the timing of purchases and redemptions of Fund shares and fluctuating market values during the period.
(E)	Rounds to less than $0.01 or $(0.01).
(F)	Not annualized.
(G)	Does not include expenses of the underlying funds in which the Fund invests.
(H)	Annualized.
(I)	Due to TAM waiving the underlying fund fees, waiver and/or reimbursements may be applied under the total operating expense limit.

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2019

FINANCIAL HIGHLIGHTS (continued)

For a share outstanding during the periods and years indicated:	Transamerica ClearTrack® 2025
	Class R1
	April 30, 2019 (unaudited)		October 31, 2018	October 31, 2017		October 31, 2016		October 31, 2015 (A)
Net asset value, beginning of period/year	$10.70		$11.06	$9.98		$9.77		$10.00

Investment operations:
Net investment income (loss) (B)	0.08		0.14	0.12		0.12	(C)	0.08
Net realized and unrealized gain (loss)	0.62		(0.32)	1.07		0.14		(0.31)
Total investment operations	0.70		(0.18)	1.19		0.26		(0.23)

Dividends and/or distributions to shareholders:
Net investment income	(0.16)		(0.12)	(0.11)		(0.05)		—
Net realized gains	(0.52)		(0.06)	(0.00	)(D)	(0.00	)(D)	—
Total dividends and/or distributions to shareholders	(0.68)		(0.18)	(0.11)		(0.05)		—

Net asset value, end of period/year	$10.72		$10.70	$11.06		$9.98		$9.77
Total return	7.32	%(E)	(1.65)%	12.06%		2.70%		(2.30	)%(E)

Ratio and supplemental data:
Net assets end of period/year (000’s)	$74,119		$73,294	$90,501		$63,893		$14,942
Expenses to average net assets (F)
Excluding waiver and/or reimbursement and recapture	1.24	%(G)	1.14%	1.13%		1.19%		3.19	%(G)
Including waiver and/or reimbursement and recapture (H)	1.13	%(G)	1.13%	1.12%		1.09	%(C)	1.07	%(G)
Net investment income (loss) to average net assets	1.47	%(G)	1.30%	1.15%		1.22	%(C)	1.19	%(G)
Portfolio turnover rate	14	%(E)	25%	6%		3%		6	%(E)

(A)	Commenced operations on March 2, 2015.
(B)	Calculated based on average number of shares outstanding.
(C)	Please reference the Custody Out-of-Pocket Expense section of the Notes to Financial Statements for more information regarding the reimbursement of custody fees. The amount of the reimbursement on a per share basis was immaterial to the class. The Expenses to average net assets including waiver and/or reimbursement and recapture ratio, and Net investment income (loss) to average net assets ratio would have been 0.00% higher and 0.00% lower, respectively, had the custodian not reimbursed the Fund.
(D)	Rounds to less than $0.01 or $(0.01).
(E)	Not annualized.
(F)	Does not include expenses of the underlying funds in which the Fund invests.
(G)	Annualized.
(H)	Due to TAM waiving the underlying fund fees, waiver and/or reimbursements may be applied under the total operating expense limit.

For a share outstanding during the period indicated:	Transamerica ClearTrack® 2025
	Class R3
	April 30, 2019 (unaudited) (A)
Net asset value, beginning of period	$10.40

Investment operations:
Net investment income (loss) (B)	0.02
Net realized and unrealized gain (loss)	0.29
Total investment operations	0.31

Net asset value, end of period	$10.71
Total return	2.98	%(C)

Ratio and supplemental data:
Net assets end of period (000’s)	$10
Expenses to average net assets (D)
Excluding waiver and/or reimbursement and recapture	0.98	%(E)
Including waiver and/or reimbursement and recapture (F)	0.88	%(E)(G)
Net investment income (loss) to average net assets	1.11	%(E)
Portfolio turnover rate	14	%(C)

(A)	Commenced operations on March 1, 2019.
(B)	Calculated based on average number of shares outstanding.
(C)	Not annualized.
(D)	Does not include expenses of the underlying funds in which the Fund invests.
(E)	Annualized.
(F)	Due to TAM waiving the underlying fund fees, waiver and/or reimbursements may be applied under the total operating expense limit.
(G)	TAM has voluntarily agreed to waive a portion of its management fee.

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2019

FINANCIAL HIGHLIGHTS (continued)

For a share outstanding during the periods and years indicated:	Transamerica ClearTrack® 2025
	Class R6
	April 30, 2019 (unaudited)		October 31, 2018	October 31, 2017		October 31, 2016		October 31, 2015 (A)
Net asset value, beginning of period/year	$10.83		$11.19	$10.07		$9.81		$10.00

Investment operations:
Net investment income (loss) (B)	0.11		0.22	0.18		0.19	(C)	0.13
Net realized and unrealized gain (loss)	0.62		(0.32)	1.09		0.14		(0.32)
Total investment operations	0.73		(0.10)	1.27		0.33		(0.19)

Dividends and/or distributions to shareholders:
Net investment income	(0.24)		(0.20)	(0.15)		(0.07)		—
Net realized gains	(0.52)		(0.06)	(0.00	)(D)	(0.00	)(D)	—
Total dividends and/or distributions to shareholders	(0.76)		(0.26)	(0.15)		(0.07)		—

Net asset value, end of period/year	$10.80		$10.83	$11.19		$10.07		$9.81
Total return	7.61	%(E)	(1.00)%	12.83%		3.37%		(1.90	)%(E)

Ratio and supplemental data:
Net assets end of period/year (000’s)	$1,385		$1,370	$1,378		$570		$245
Expenses to average net assets (F)
Excluding waiver and/or reimbursement and recapture	0.59	%(G)	0.49%	0.48%		0.54%		2.54	%(G)
Including waiver and/or reimbursement and recapture (H)	0.48	%(G)	0.48%	0.47%		0.44	%(C)	0.42	%(G)
Net investment income (loss) to average net assets	2.11	%(G)	1.93%	1.69%		1.93	%(C)	1.91	%(G)
Portfolio turnover rate	14	%(E)	25%	6%		3%		6	%(E)

(A)	Commenced operations on March 2, 2015.
(B)	Calculated based on average number of shares outstanding.
(C)	Please reference the Custody Out-of-Pocket Expense section of the Notes to Financial Statements for more information regarding the reimbursement of custody fees. The amount of the reimbursement on a per share basis was immaterial to the class. The Expenses to average net assets including waiver and/or reimbursement and recapture ratio, and Net investment income (loss) to average net assets ratio would have been 0.00% higher and 0.00% lower, respectively, had the custodian not reimbursed the Fund.
(D)	Rounds to less than $0.01 or $(0.01).
(E)	Not annualized.
(F)	Does not include expenses of the underlying funds in which the Fund invests.
(G)	Annualized.
(H)	Due to TAM waiving the underlying fund fees, waiver and/or reimbursements may be applied under the total operating expense limit.

For a share outstanding during the periods and years indicated:	Transamerica ClearTrack® 2030
	Class R1
	April 30, 2019 (unaudited)		October 31, 2018	October 31, 2017	October 31, 2016		October 31, 2015 (A)
Net asset value, beginning of period/year	$10.91		$11.27	$10.04	$9.82		$10.00

Investment operations:
Net investment income (loss) (B)	0.07		0.15	0.12	0.11	(C)	0.08
Net realized and unrealized gain (loss)	0.68		(0.29)	1.22	0.16		(0.26)
Total investment operations	0.75		(0.14)	1.34	0.27		(0.18)

Dividends and/or distributions to shareholders:
Net investment income	(0.16)		(0.13)	(0.11)	(0.05)		—
Net realized gains	(0.52)		(0.09)	—	(0.00	)(D)	—
Total dividends and/or distributions to shareholders	(0.68)		(0.22)	(0.11)	(0.05)		—

Net asset value, end of period/year	$10.98		$10.91	$11.27	$10.04		$9.82
Total return	7.66	%(E)	(1.34)%	13.43%	2.74%		(1.80	)%(E)

Ratio and supplemental data:
Net assets end of period/year (000’s)	$58,119		$57,571	$70,037	$53,935		$12,041
Expenses to average net assets (F)
Excluding waiver and/or reimbursement and recapture	1.29	%(G)	1.16%	1.15%	1.21%		3.89	%(G)
Including waiver and/or reimbursement and recapture (H)	1.14	%(G)	1.13%	1.12%	1.09	%(C)	1.08	%(G)
Net investment income (loss) to average net assets	1.41	%(G)	1.28%	1.16%	1.14	%(C)	1.27	%(G)
Portfolio turnover rate	12	%(E)	26%	9%	0	%(I)	1	%(E)

(A)	Commenced operations on March 2, 2015.
(B)	Calculated based on average number of shares outstanding.
(C)	Please reference the Custody Out-of-Pocket Expense section of the Notes to Financial Statements for more information regarding the reimbursement of custody fees. The amount of the reimbursement on a per share basis was immaterial to the class. The Expenses to average net assets including waiver and/or reimbursement and recapture ratio, and Net investment income (loss) to average net assets ratio would have been 0.00% higher and 0.00% lower, respectively, had the custodian not reimbursed the Fund.
(D)	Rounds to less than $0.01 or $(0.01).
(E)	Not annualized.
(F)	Does not include expenses of the underlying funds in which the Fund invests.
(G)	Annualized.
(H)	Due to TAM waiving the underlying fund fees, waiver and/or reimbursements may be applied under the total operating expense limit.
(I)	Rounds to less than 1%.

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2019

FINANCIAL HIGHLIGHTS (continued)

For a share outstanding during the period indicated:	Transamerica ClearTrack® 2030
	Class R3
	April 30, 2019 (unaudited) (A)
Net asset value, beginning of period	$10.63

Investment operations:
Net investment income (loss) (B)	0.02
Net realized and unrealized gain (loss)	0.31
Total investment operations	0.33

Net asset value, end of period	$10.96
Total return	3.10	%(C)

Ratio and supplemental data:
Net assets end of period (000’s)	$10
Expenses to average net assets (D)
Excluding waiver and/or reimbursement and recapture	1.02	%(E)
Including waiver and/or reimbursement and recapture (F)	0.89	%(E)(G)
Net investment income (loss) to average net assets	1.21	%(E)
Portfolio turnover rate	12	%(C)

(A)	Commenced operations on March 1, 2019.
(B)	Calculated based on average number of shares outstanding.
(C)	Not annualized.
(D)	Does not include expenses of the underlying funds in which the Fund invests.
(E)	Annualized.
(F)	Due to TAM waiving the underlying fund fees, waiver and/or reimbursements may be applied under the total operating expense limit.
(G)	TAM has voluntarily agreed to waive a portion of its management fee.

For a share outstanding during the periods and years indicated:	Transamerica ClearTrack® 2030
	Class R6
	April 30, 2019 (unaudited)		October 31, 2018	October 31, 2017	October 31, 2016		October 31, 2015 (A)
Net asset value, beginning of period/year	$11.04		$11.40	$10.13	$9.86		$10.00

Investment operations:
Net investment income (loss) (B)	0.11		0.22	0.19	0.19	(C)	0.14
Net realized and unrealized gain (loss)	0.68		(0.29)	1.23	0.14		(0.28)
Total investment operations	0.79		(0.07)	1.42	0.33		(0.14)

Dividends and/or distributions to shareholders:
Net investment income	(0.24)		(0.20)	(0.15)	(0.06)		—
Net realized gains	(0.52)		(0.09)	—	(0.00	)(D)	—
Total dividends and/or distributions to shareholders	(0.76)		(0.29)	(0.15)	(0.06)		—

Net asset value, end of period/year	$11.07		$11.04	$11.40	$10.13		$9.86
Total return	8.03	%(E)	(0.69)%	14.20%	3.40%		(1.40	)%(E)

Ratio and supplemental data:
Net assets end of period/year (000’s)	$379		$383	$353	$307		$247
Expenses to average net assets (F)
Excluding waiver and/or reimbursement and recapture	0.64	%(G)	0.51%	0.50%	0.57%		3.24	%(G)
Including waiver and/or reimbursement and recapture (H)	0.49	%(G)	0.48%	0.47%	0.44	%(C)	0.43	%(G)
Net investment income (loss) to average net assets	2.04	%(G)	1.92%	1.81%	1.90	%(C)	2.05	%(G)
Portfolio turnover rate	12	%(E)	26%	9%	0	%(I)	1	%(E)

(A)	Commenced operations on March 2, 2015.
(B)	Calculated based on average number of shares outstanding.
(C)	Please reference the Custody Out-of-Pocket Expense section of the Notes to Financial Statements for more information regarding the reimbursement of custody fees. The amount of the reimbursement on a per share basis was immaterial to the class. The Expenses to average net assets including waiver and/or reimbursement and recapture ratio, and Net investment income (loss) to average net assets ratio would have been 0.00% higher and 0.00% lower, respectively, had the custodian not reimbursed the Fund.
(D)	Rounds to less than $0.01 or $(0.01).
(E)	Not annualized.
(F)	Does not include expenses of the underlying funds in which the Fund invests.
(G)	Annualized.
(H)	Due to TAM waiving the underlying fund fees, waiver and/or reimbursements may be applied under the total operating expense limit.
(I)	Rounds to less than 1%.

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2019

FINANCIAL HIGHLIGHTS (continued)

For a share outstanding during the periods and years indicated:	Transamerica ClearTrack® 2035
	Class R1
	April 30, 2019 (unaudited)		October 31, 2018	October 31, 2017	October 31, 2016		October 31, 2015 (A)
Net asset value, beginning of period/year	$11.09		$11.47	$10.01	$9.81		$10.00

Investment operations:
Net investment income (loss) (B)	0.07		0.15	0.14	0.13	(C)	0.10
Net realized and unrealized gain (loss)	0.73		(0.33)	1.44	0.13		(0.29	)(D)
Total investment operations	0.80		(0.18)	1.58	0.26		(0.19)

Dividends and/or distributions to shareholders:
Net investment income	(0.17)		(0.13)	(0.12)	(0.06)		—
Net realized gains	(0.58)		(0.07)	—	(0.00	)(E)	—
Total dividends and/or distributions to shareholders	(0.75)		(0.20)	(0.12)	(0.06)		—

Net asset value, end of period/year	$11.14		$11.09	$11.47	$10.01		$9.81
Total return	8.06	%(F)	(1.62)%	15.97%	2.63%		(1.90	)%(F)

Ratio and supplemental data:
Net assets end of period/year (000’s)	$59,985		$57,851	$70,958	$50,718		$9,888
Expenses to average net assets (G)
Excluding waiver and/or reimbursement and recapture	1.28	%(H)	1.16%	1.15%	1.22%		4.29	%(H)
Including waiver and/or reimbursement and recapture (I)	1.14	%(H)	1.13%	1.12%	1.09	%(C)	1.07	%(H)
Net investment income (loss) to average net assets	1.36	%(H)	1.27%	1.28%	1.34	%(C)	1.56	%(H)
Portfolio turnover rate	11	%(F)	24%	8%	0	%(J)	3	%(F)

(A)	Commenced operations on March 2, 2015.
(B)	Calculated based on average number of shares outstanding.
(C)	Please reference the Custody Out-of-Pocket Expense section of the Notes to Financial Statements for more information regarding the reimbursement of custody fees. The amount of the reimbursement on a per share basis was immaterial to the class. The Expenses to average net assets including waiver and/or reimbursement and recapture ratio, and Net investment income (loss) to average net assets ratio would have been 0.00% higher and 0.00% lower, respectively, had the custodian not reimbursed the Fund.
(D)	The amount of net realized and unrealized gain/(loss) per share does not correspond with the amounts reported within the Statements of Changes due to the timing of purchases and redemptions of Fund shares and fluctuating market values during the period.
(E)	Rounds to less than $0.01 or $(0.01).
(F)	Not annualized.
(G)	Does not include expenses of the underlying funds in which the Fund invests.
(H)	Annualized.
(I)	Due to TAM waiving the underlying fund fees, waiver and/or reimbursements may be applied under the total operating expense limit.
(J)	Rounds to less than 1%.

For a share outstanding during the period indicated:	Transamerica ClearTrack® 2035
	Class R3
	April 30, 2019 (unaudited) (A)
Net asset value, beginning of period	$10.77

Investment operations:
Net investment income (loss) (B)	0.02
Net realized and unrealized gain (loss)	0.33
Total investment operations	0.35

Net asset value, end of period	$11.12
Total return	3.25	%(C)

Ratio and supplemental data:
Net assets end of period (000’s)	$10
Expenses to average net assets (D)
Excluding waiver and/or reimbursement and recapture	1.02	%(E)
Including waiver and/or reimbursement and recapture (F)	0.89	%(E)(G)
Net investment income (loss) to average net assets	1.29	%(E)
Portfolio turnover rate	11	%(C)

(A)	Commenced operations on March 1, 2019.
(B)	Calculated based on average number of shares outstanding.
(C)	Not annualized.
(D)	Does not include expenses of the underlying funds in which the Fund invests.
(E)	Annualized.
(F)	Due to TAM waiving the underlying fund fees, waiver and/or reimbursements may be applied under the total operating expense limit.
(G)	TAM has voluntarily agreed to waive a portion of its management fee.

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2019

FINANCIAL HIGHLIGHTS (continued)

For a share outstanding during the periods and years indicated:	Transamerica ClearTrack® 2035
	Class R6
	April 30, 2019 (unaudited)		October 31, 2018	October 31, 2017	October 31, 2016		October 31, 2015 (A)
Net asset value, beginning of period/year	$11.23		$11.59	$10.10	$9.85		$10.00

Investment operations:
Net investment income (loss) (B)	0.11		0.22	0.20	0.20	(C)	0.15
Net realized and unrealized gain (loss)	0.72		(0.30)	1.46	0.12		(0.30	)(D)
Total investment operations	0.83		(0.08)	1.66	0.32		(0.15)

Dividends and/or distributions to shareholders:
Net investment income	(0.25)		(0.21)	(0.17)	(0.07)		—
Net realized gains	(0.58)		(0.07)	—	(0.00	)(E)	—
Total dividends and/or distributions to shareholders	(0.83)		(0.28)	(0.17)	(0.07)		—

Net asset value, end of period/year	$11.23		$11.23	$11.59	$10.10		$9.85
Total return	8.36	%(F)	(0.81)%	16.61%	3.30%		(1.50	)%(F)

Ratio and supplemental data:
Net assets end of period/year (000’s)	$503		$459	$525	$370		$246
Expenses to average net assets (G)
Excluding waiver and/or reimbursement and recapture	0.63	%(H)	0.51%	0.50%	0.57%		3.64	%(H)
Including waiver and/or reimbursement and recapture (I)	0.49	%(H)	0.48%	0.47%	0.44	%(C)	0.42	%(H)
Net investment income (loss) to average net assets	2.00	%(H)	1.87%	1.88%	2.01	%(C)	2.26	%(H)
Portfolio turnover rate	11	%(F)	24%	8%	0	%(J)	3	%(F)

(A)	Commenced operations on March 2, 2015.
(B)	Calculated based on average number of shares outstanding.
(C)	Please reference the Custody Out-of-Pocket Expense section of the Notes to Financial Statements for more information regarding the reimbursement of custody fees. The amount of the reimbursement on a per share basis was immaterial to the class. The Expenses to average net assets including waiver and/or reimbursement and recapture ratio, and Net investment income (loss) to average net assets ratio would have been 0.00% higher and 0.00% lower, respectively, had the custodian not reimbursed the Fund.
(D)	The amount of net realized and unrealized gain/(loss) per share does not correspond with the amounts reported within the Statements of Changes due to the timing of purchases and redemptions of Fund shares and fluctuating market values during the period.
(E)	Rounds to less than $0.01 or $(0.01).
(F)	Not annualized.
(G)	Does not include expenses of the underlying funds in which the Fund invests.
(H)	Annualized.
(I)	Due to TAM waiving the underlying fund fees, waiver and/or reimbursements may be applied under the total operating expense limit.
(J)	Rounds to less than 1%.

For a share outstanding during the periods and years indicated:	Transamerica ClearTrack® 2040
	Class R1
	April 30, 2019 (unaudited)		October 31, 2018	October 31, 2017	October 31, 2016		October 31, 2015 (A)
Net asset value, beginning of period/year	$11.26		$11.58	$9.93	$9.79		$10.00

Investment operations:
Net investment income (loss) (B)	0.07		0.14	0.14	0.14	(C)	0.12
Net realized and unrealized gain (loss)	0.75		(0.27)	1.63	0.06		(0.33	)(D)
Total investment operations	0.82		(0.13)	1.77	0.20		(0.21)

Dividends and/or distributions to shareholders:
Net investment income	(0.16)		(0.14)	(0.12)	(0.06)		—
Net realized gains	(0.60)		(0.05)	—	(0.00	)(E)	—
Total dividends and/or distributions to shareholders	(0.76)		(0.19)	(0.12)	(0.06)		—

Net asset value, end of period/year	$11.32		$11.26	$11.58	$9.93		$9.79
Total return	8.29	%(F)	(1.17)%	18.05%	2.09%		(2.10	)%(F)

Ratio and supplemental data:
Net assets end of period/year (000’s)	$52,120		$51,048	$60,367	$39,903		$10,385
Expenses to average net assets (G)
Excluding waiver and/or reimbursement and recapture	1.31	%(H)	1.17%	1.17%	1.26%		4.29	%(H)
Including waiver and/or reimbursement and recapture (I)	1.14	%(H)	1.13%	1.12%	1.09	%(C)	1.07	%(H)
Net investment income (loss) to average net assets	1.33	%(H)	1.20%	1.33%	1.40	%(C)	1.86	%(H)
Portfolio turnover rate	14	%(F)	20%	6%	2%		4	%(F)

(A)	Commenced operations on March 2, 2015.
(B)	Calculated based on average number of shares outstanding.
(C)	Please reference the Custody Out-of-Pocket Expense section of the Notes to Financial Statements for more information regarding the reimbursement of custody fees. The amount of the reimbursement on a per share basis was immaterial to the class. The Expenses to average net assets including waiver and/or reimbursement and recapture ratio, and Net investment income (loss) to average net assets ratio would have been 0.00% higher and 0.00% lower, respectively, had the custodian not reimbursed the Fund.
(D)	The amount of net realized and unrealized gain/(loss) per share does not correspond with the amounts reported within the Statements of Changes due to the timing of purchases and redemptions of Fund shares and fluctuating market values during the period.
(E)	Rounds to less than $0.01 or $(0.01).
(F)	Not annualized.
(G)	Does not include expenses of the underlying funds in which the Fund invests.
(H)	Annualized.
(I)	Due to TAM waiving the underlying fund fees, waiver and/or reimbursements may be applied under the total operating expense limit.

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2019

FINANCIAL HIGHLIGHTS (continued)

For a share outstanding during the period indicated:	Transamerica ClearTrack® 2040
	Class R3
	April 30, 2019 (unaudited) (A)
Net asset value, beginning of period	$10.92

Investment operations:
Net investment income (loss) (B)	0.02
Net realized and unrealized gain (loss)	0.35
Total investment operations	0.37

Net asset value, end of period	$11.29
Total return	3.39	%(C)

Ratio and supplemental data:
Net assets end of period (000’s)	$10
Expenses to average net assets (D)
Excluding waiver and/or reimbursement and recapture	1.05	%(E)
Including waiver and/or reimbursement and recapture (F)	0.89	%(E)(G)
Net investment income (loss) to average net assets	1.35	%(E)
Portfolio turnover rate	14	%(C)

(A)	Commenced operations on March 1, 2019.
(B)	Calculated based on average number of shares outstanding.
(C)	Not annualized.
(D)	Does not include expenses of the underlying funds in which the Fund invests.
(E)	Annualized.
(F)	Due to TAM waiving the underlying fund fees, waiver and/or reimbursements may be applied under the total operating expense limit.
(G)	TAM has voluntarily agreed to waive a portion of its management fee.

For a share outstanding during the periods and years indicated:	Transamerica ClearTrack® 2040
	Class R6
	April 30, 2019 (unaudited)		October 31, 2018	October 31, 2017	October 31, 2016		October 31, 2015 (A)
Net asset value, beginning of period/year	$11.43		$11.76	$10.05	$9.86		$10.00

Investment operations:
Net investment income (loss) (B)	0.11		0.22	0.21	0.20	(C)	0.17
Net realized and unrealized gain (loss)	0.75		(0.29)	1.67	0.07		(0.31	)(D)
Total investment operations	0.86		(0.07)	1.88	0.27		(0.14)

Dividends and/or distributions to shareholders:
Net investment income	(0.24)		(0.21)	(0.17)	(0.08)		—
Net realized gains	(0.60)		(0.05)	—	(0.00	)(E)	—
Total dividends and/or distributions to shareholders	(0.84)		(0.26)	(0.17)	(0.08)		—

Net asset value, end of period/year	$11.45		$11.43	$11.76	$10.05		$9.86
Total return	8.66	%(F)	(0.62)%	18.95%	2.76%		(1.40	)%(F)

Ratio and supplemental data:
Net assets end of period/year (000’s)	$731		$815	$738	$428		$247
Expenses to average net assets (G)
Excluding waiver and/or reimbursement and recapture	0.66	%(H)	0.52%	0.52%	0.61%		3.64	%(H)
Including waiver and/or reimbursement and recapture (I)	0.49	%(H)	0.48%	0.47%	0.44	%(C)	0.42	%(H)
Net investment income (loss) to average net assets	1.97	%(H)	1.84%	1.88%	2.05	%(C)	2.58	%(H)
Portfolio turnover rate	14	%(F)	20%	6%	2%		4	%(F)

(A)	Commenced operations on March 2, 2015.
(B)	Calculated based on average number of shares outstanding.
(C)	Please reference the Custody Out-of-Pocket Expense section of the Notes to Financial Statements for more information regarding the reimbursement of custody fees. The amount of the reimbursement on a per share basis was immaterial to the class. The Expenses to average net assets including waiver and/or reimbursement and recapture ratio, and Net investment income (loss) to average net assets ratio would have been 0.00% higher and 0.00% lower, respectively, had the custodian not reimbursed the Fund.
(D)	The amount of net realized and unrealized gain/(loss) per share does not correspond with the amounts reported within the Statements of Changes due to the timing of purchases and redemptions of Fund shares and fluctuating market values during the period.
(E)	Rounds to less than $0.01 or $(0.01).
(F)	Not annualized.
(G)	Does not include expenses of the underlying funds in which the Fund invests.
(H)	Annualized.
(I)	Due to TAM waiving the underlying fund fees, waiver and/or reimbursements may be applied under the total operating expense limit.

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2019

FINANCIAL HIGHLIGHTS (continued)

For a share outstanding during the periods and years indicated:	Transamerica ClearTrack® 2045
	Class R1
	April 30, 2019 (unaudited)		October 31, 2018	October 31, 2017	October 31, 2016		October 31, 2015 (A)
Net asset value, beginning of period/year	$11.45		$11.76	$9.94	$9.78		$10.00

Investment operations:
Net investment income (loss) (B)	0.07		0.13	0.14	0.12	(C)	0.11
Net realized and unrealized gain (loss)	0.83		(0.24)	1.80	0.10		(0.33	)(D)
Total investment operations	0.90		(0.11)	1.94	0.22		(0.22)

Dividends and/or distributions to shareholders:
Net investment income	(0.16)		(0.13)	(0.12)	(0.06)		—
Net realized gains	(0.58)		(0.07)	—	(0.00	)(E)	—
Total dividends and/or distributions to shareholders	(0.74)		(0.20)	(0.12)	(0.06)		—

Net asset value, end of period/year	$11.61		$11.45	$11.76	$9.94		$9.78
Total return	8.87	%(F)	(0.97)%	19.67%	2.28%		(2.20	)%(F)

Ratio and supplemental data:
Net assets end of period/year (000’s)	$35,161		$34,139	$38,516	$27,305		$6,731
Expenses to average net assets (G)
Excluding waiver and/or reimbursement and recapture	1.43	%(H)	1.22%	1.22%	1.32%		5.88	%(H)
Including waiver and/or reimbursement and recapture (I)	1.14	%(H)	1.14%	1.13%	1.10	%(C)	1.08	%(H)
Net investment income (loss) to average net assets	1.29	%(H)	1.12%	1.25%	1.24	%(C)	1.67	%(H)
Portfolio turnover rate	15	%(F)	15%	6%	2%		3	%(F)

(A)	Commenced operations on March 2, 2015.
(B)	Calculated based on average number of shares outstanding.
(C)	Please reference the Custody Out-of-Pocket Expense section of the Notes to Financial Statements for more information regarding the reimbursement of custody fees. The amount of the reimbursement on a per share basis was immaterial to the class. The Expenses to average net assets including waiver and/or reimbursement and recapture ratio, and Net investment income (loss) to average net assets ratio would have been 0.00% higher and 0.00% lower, respectively, had the custodian not reimbursed the Fund.
(D)	The amount of net realized and unrealized gain/(loss) per share does not correspond with the amounts reported within the Statements of Changes due to the timing of purchases and redemptions of Fund shares and fluctuating market values during the period.
(E)	Rounds to less than $0.01 or $(0.01).
(F)	Not annualized.
(G)	Does not include expenses of the underlying funds in which the Fund invests.
(H)	Annualized.
(I)	Due to TAM waiving the underlying fund fees, waiver and/or reimbursements may be applied under the total operating expense limit.

For a share outstanding during the period indicated:	Transamerica ClearTrack® 2045
	Class R3
	April 30, 2019 (unaudited) (A)
Net asset value, beginning of period	$11.18

Investment operations:
Net investment income (loss) (B)	0.03
Net realized and unrealized gain (loss)	0.37
Total investment operations	0.40

Net asset value, end of period	$11.58
Total return	3.58	%(C)

Ratio and supplemental data:
Net assets end of period (000’s)	$10
Expenses to average net assets (D)
Excluding waiver and/or reimbursement and recapture	1.17	%(E)
Including waiver and/or reimbursement and recapture (F)	0.89	%(E)(G)
Net investment income (loss) to average net assets	1.48	%(E)
Portfolio turnover rate	15	%(C)

(A)	Commenced operations on March 1, 2019.
(B)	Calculated based on average number of shares outstanding.
(C)	Not annualized.
(D)	Does not include expenses of the underlying funds in which the Fund invests.
(E)	Annualized.
(F)	Due to TAM waiving the underlying fund fees, waiver and/or reimbursements may be applied under the total operating expense limit.
(G)	TAM has voluntarily agreed to waive a portion of its management fee.

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2019

FINANCIAL HIGHLIGHTS (continued)

For a share outstanding during the periods and years indicated:	Transamerica ClearTrack® 2045
	Class R6
	April 30, 2019 (unaudited)		October 31, 2018	October 31, 2017	October 31, 2016		October 31, 2015 (A)
Net asset value, beginning of period/year	$11.59		$11.90	$10.03	$9.82		$10.00

Investment operations:
Net investment income (loss) (B)	0.11		0.21	0.21	0.18	(C)	0.15
Net realized and unrealized gain (loss)	0.82		(0.25)	1.82	0.11		(0.33	)(D)
Total investment operations	0.93		(0.04)	2.03	0.29		(0.18)

Dividends and/or distributions to shareholders:
Net investment income	(0.24)		(0.20)	(0.16)	(0.08)		—
Net realized gains	(0.58)		(0.07)	—	(0.00	)(E)	—
Total dividends and/or distributions to shareholders	(0.82)		(0.27)	(0.16)	(0.08)		—

Net asset value, end of period/year	$11.70		$11.59	$11.90	$10.03		$9.82
Total return	9.16	%(F)	(0.35)%	20.53%	2.95%		(1.80	)%(F)

Ratio and supplemental data:
Net assets end of period/year (000’s)	$429		$505	$585	$426		$245
Expenses to average net assets (G)
Excluding waiver and/or reimbursement and recapture	0.78	%(H)	0.57%	0.57%	0.67%		5.23	%(H)
Including waiver and/or reimbursement and recapture (I)	0.49	%(H)	0.49%	0.48%	0.45	%(C)	0.43	%(H)
Net investment income (loss) to average net assets	1.90	%(H)	1.70%	1.87%	1.88	%(C)	2.31	%(H)
Portfolio turnover rate	15	%(F)	15%	6%	2%		3	%(F)

(A)	Commenced operations on March 2, 2015.
(B)	Calculated based on average number of shares outstanding.
(C)	Please reference the Custody Out-of-Pocket Expense section of the Notes to Financial Statements for more information regarding the reimbursement of custody fees. The amount of the reimbursement on a per share basis was immaterial to the class. The Expenses to average net assets including waiver and/or reimbursement and recapture ratio, and Net investment income (loss) to average net assets ratio would have been 0.00% higher and 0.00% lower, respectively, had the custodian not reimbursed the Fund.
(D)	The amount of net realized and unrealized gain/(loss) per share does not correspond with the amounts reported within the Statements of Changes due to the timing of purchases and redemptions of Fund shares and fluctuating market values during the period.
(E)	Rounds to less than $0.01 or $(0.01).
(F)	Not annualized.
(G)	Does not include expenses of the underlying funds in which the Fund invests.
(H)	Annualized.
(I)	Due to TAM waiving the underlying fund fees, waiver and/or reimbursements may be applied under the total operating expense limit.

For a share outstanding during the periods and years indicated:	Transamerica ClearTrack® 2050
	Class R1
	April 30, 2019 (unaudited)		October 31, 2018	October 31, 2017	October 31, 2016		October 31, 2015 (A)
Net asset value, beginning of period/year	$11.52		$11.79	$9.93	$9.77		$10.00

Investment operations:
Net investment income (loss) (B)	0.07		0.13	0.13	0.11	(C)	0.11
Net realized and unrealized gain (loss)	0.85		(0.24)	1.84	0.11		(0.34	)(D)
Total investment operations	0.92		(0.11)	1.97	0.22		(0.23)

Dividends and/or distributions to shareholders:
Net investment income	(0.16)		(0.12)	(0.11)	(0.06)		—
Net realized gains	(0.50)		(0.04)	—	(0.00	)(E)	—
Total dividends and/or distributions to shareholders	(0.66)		(0.16)	(0.11)	(0.06)		—

Net asset value, end of period/year	$11.78		$11.52	$11.79	$9.93		$9.77
Total return	8.91	%(F)	(1.04)%	20.00%	2.31%		(2.30	)%(F)

Ratio and supplemental data:
Net assets end of period/year (000’s)	$27,342		$26,279	$29,329	$19,435		$5,305
Expenses to average net assets (G)
Excluding waiver and/or reimbursement and recapture	1.54	%(H)	1.26%	1.28%	1.47%		7.19	%(H)
Including waiver and/or reimbursement and recapture (I)	1.14	%(H)	1.14%	1.13%	1.10	%(C)	1.08	%(H)
Net investment income (loss) to average net assets	1.34	%(H)	1.09%	1.17%	1.16	%(C)	1.73	%(H)
Portfolio turnover rate	13	%(F)	13%	3%	0	%(J)	4	%(F)

(A)	Commenced operations on March 2, 2015.
(B)	Calculated based on average number of shares outstanding.
(C)	Please reference the Custody Out-of-Pocket Expense section of the Notes to Financial Statements for more information regarding the reimbursement of custody fees. The amount of the reimbursement on a per share basis was immaterial to the class. The Expenses to average net assets including waiver and/or reimbursement and recapture ratio, and Net investment income (loss) to average net assets ratio would have been 0.00% higher and 0.00% lower, respectively, had the custodian not reimbursed the Fund.
(D)	The amount of net realized and unrealized gain/(loss) per share does not correspond with the amounts reported within the Statements of Changes due to the timing of purchases and redemptions of Fund shares and fluctuating market values during the period.
(E)	Rounds to less than $0.01 or $(0.01).
(F)	Not annualized.
(G)	Does not include expenses of the underlying funds in which the Fund invests.
(H)	Annualized.
(I)	Due to TAM waiving the underlying fund fees, waiver and/or reimbursements may be applied under the total operating expense limit.
(J)	Rounds to less than 1%.

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2019

FINANCIAL HIGHLIGHTS (continued)

For a share outstanding during the period indicated:	Transamerica ClearTrack® 2050
	Class R3
	April 30, 2019 (unaudited) (A)
Net asset value, beginning of period	$11.33

Investment operations:
Net investment income (loss) (B)	0.03
Net realized and unrealized gain (loss)	0.38
Total investment operations	0.41

Net asset value, end of period	$11.74
Total return	3.62	%(C)

Ratio and supplemental data:
Net assets end of period (000’s)	$10
Expenses to average net assets (D)
Excluding waiver and/or reimbursement and recapture	1.28	%(E)
Including waiver and/or reimbursement and recapture (F)	0.89	%(E)(G)
Net investment income (loss) to average net assets	1.51	%(E)
Portfolio turnover rate	13	%(C)

(A)	Commenced operations on March 1, 2019.
(B)	Calculated based on average number of shares outstanding.
(C)	Not annualized.
(D)	Does not include expenses of the underlying funds in which the Fund invests.
(E)	Annualized.
(F)	Due to TAM waiving the underlying fund fees, waiver and/or reimbursements may be applied under the total operating expense limit.
(G)	TAM has voluntarily agreed to waive a portion of its management fee.

For a share outstanding during the periods and years indicated:	Transamerica ClearTrack® 2050
	Class R6
	April 30, 2019 (unaudited)		October 31, 2018	October 31, 2017	October 31, 2016		October 31, 2015 (A)
Net asset value, beginning of period/year	$11.66		$11.92	$10.02	$9.81		$10.00

Investment operations:
Net investment income (loss) (B)	0.11		0.21	0.20	0.18	(C)	0.15
Net realized and unrealized gain (loss)	0.85		(0.24)	1.85	0.11		(0.34	)(D)
Total investment operations	0.96		(0.03)	2.05	0.29		(0.19)

Dividends and/or distributions to shareholders:
Net investment income	(0.25)		(0.19)	(0.15)	(0.08)		—
Net realized gains	(0.50)		(0.04)	—	(0.00	)(E)	—
Total dividends and/or distributions to shareholders	(0.75)		(0.23)	(0.15)	(0.08)		—

Net asset value, end of period/year	$11.87		$11.66	$11.92	$10.02		$9.81
Total return	9.21	%(F)	(0.34)%	20.72%	2.99%		(1.90	)%(F)

Ratio and supplemental data:
Net assets end of period/year (000’s)	$481		$699	$627	$476		$245
Expenses to average net assets (G)
Excluding waiver and/or reimbursement and recapture	0.89	%(H)	0.62%	0.63%	0.83%		6.54	%(H)
Including waiver and/or reimbursement and recapture (I)	0.49	%(H)	0.49%	0.48%	0.45	%(C)	0.43	%(H)
Net investment income (loss) to average net assets	1.99	%(H)	1.75%	1.82%	1.87	%(C)	2.33	%(H)
Portfolio turnover rate	13	%(F)	13%	3%	0	%(J)	4	%(F)

(A)	Commenced operations on March 2, 2015.
(B)	Calculated based on average number of shares outstanding.
(C)	Please reference the Custody Out-of-Pocket Expense section of the Notes to Financial Statements for more information regarding the reimbursement of custody fees. The amount of the reimbursement on a per share basis was immaterial to the class. The Expenses to average net assets including waiver and/or reimbursement and recapture ratio, and Net investment income (loss) to average net assets ratio would have been 0.00% higher and 0.00% lower, respectively, had the custodian not reimbursed the Fund.
(D)	The amount of net realized and unrealized gain/(loss) per share does not correspond with the amounts reported within the Statements of Changes due to the timing of purchases and redemptions of Fund shares and fluctuating market values during the period.
(E)	Rounds to less than $0.01 or $(0.01).
(F)	Not annualized.
(G)	Does not include expenses of the underlying funds in which the Fund invests.
(H)	Annualized.
(I)	Due to TAM waiving the underlying fund fees, waiver and/or reimbursements may be applied under the total operating expense limit.
(J)	Rounds to less than 1%.

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2019

FINANCIAL HIGHLIGHTS (continued)

For a share outstanding during the periods and year indicated:	Transamerica ClearTrack® 2055
	Class R1
	April 30, 2019 (unaudited)		October 31, 2018	October 31, 2017 (A)
Net asset value, beginning of period/year	$10.44		$10.61	$10.00

Investment operations:
Net investment income (loss) (B)	0.06		0.12	0.02
Net realized and unrealized gain (loss)	0.82		(0.21)	0.59
Total investment operations	0.88		(0.09)	0.61

Dividends and/or distributions to shareholders:
Net investment income	(0.14)		(0.07)	—
Net realized gains	(0.26)		(0.01)	—
Total dividends and/or distributions to shareholders	(0.40)		(0.08)	—

Net asset value, end of period/year	$10.92		$10.44	$10.61
Total return	9.03	%(C)	(0.96)%	6.10	%(C)

Ratio and supplemental data:
Net assets end of period/year (000’s)	$286		$262	$265
Expenses to average net assets (D)
Excluding waiver and/or reimbursement and recapture	16.06	%(E)	11.72%	40.02	%(E)
Including waiver and/or reimbursement and recapture (F)	1.13	%(E)	1.13%	1.06	%(E)
Net investment income (loss) to average net assets	1.26	%(E)	1.10%	0.54	%(E)
Portfolio turnover rate	23	%(C)	35%	2	%(C)

(A)	Commenced operations on July 7, 2017.
(B)	Calculated based on average number of shares outstanding.
(C)	Not annualized.
(D)	Does not include expenses of the underlying funds in which the Fund invests.
(E)	Annualized.
(F)	Due to TAM waiving the underlying fund fees, waiver and/or reimbursements may be applied under the total operating expense limit.

For a share outstanding during the period indicated:	Transamerica ClearTrack® 2055
	Class R3
	April 30, 2019 (unaudited) (A)
Net asset value, beginning of period	$10.51

Investment operations:
Net investment income (loss) (B)	0.03
Net realized and unrealized gain (loss)	0.35
Total investment operations	0.38

Net asset value, end of period	$10.89
Total return	3.62	%(C)

Ratio and supplemental data:
Net assets end of period (000’s)	$10
Expenses to average net assets (D)
Excluding waiver and/or reimbursement and recapture	15.80	%(E)
Including waiver and/or reimbursement and recapture (F)	0.88	%(E)(G)
Net investment income (loss) to average net assets	1.48	%(E)
Portfolio turnover rate	23	%(C)

(A)	Commenced operations on March 1, 2019.
(B)	Calculated based on average number of shares outstanding.
(C)	Not annualized.
(D)	Does not include expenses of the underlying funds in which the Fund invests.
(E)	Annualized.
(F)	Due to TAM waiving the underlying fund fees, waiver and/or reimbursements may be applied under the total operating expense limit.
(G)	TAM has voluntarily agreed to waive a portion of its management fee.

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2019

FINANCIAL HIGHLIGHTS (continued)

For a share outstanding during the periods and year indicated:	Transamerica ClearTrack® 2055
	Class R6
	April 30, 2019 (unaudited)		October 31, 2018	October 31, 2017 (A)
Net asset value, beginning of period/year	$10.50		$10.64	$10.00

Investment operations:
Net investment income (loss) (B)	0.10		0.19	0.04
Net realized and unrealized gain (loss)	0.81		(0.22)	0.60
Total investment operations	0.91		(0.03)	0.64

Dividends and/or distributions to shareholders:
Net investment income	(0.21)		(0.10)	—
Net realized gains	(0.26)		(0.01)	—
Total dividends and/or distributions to shareholders	(0.47)		(0.11)	—

Net asset value, end of period/year	$10.94		$10.50	$10.64
Total return	9.39	%(C)	(0.37)%	6.40	%(C)

Ratio and supplemental data:
Net assets end of period/year (000’s)	$306		$270	$266
Expenses to average net assets (D)
Excluding waiver and/or reimbursement and recapture	15.41	%(E)	11.07%	39.37	%(E)
Including waiver and/or reimbursement and recapture (F)	0.48	%(E)	0.48%	0.41	%(E)
Net investment income (loss) to average net assets	1.90	%(E)	1.75%	1.19	%(E)
Portfolio turnover rate	23	%(C)	35%	2	%(C)

(A)	Commenced operations on July 7, 2017.
(B)	Calculated based on average number of shares outstanding.
(C)	Not annualized.
(D)	Does not include expenses of the underlying funds in which the Fund invests.
(E)	Annualized.
(F)	Due to TAM waiving the underlying fund fees, waiver and/or reimbursements may be applied under the total operating expense limit.

For a share outstanding during the periods and year indicated:	Transamerica ClearTrack® 2060
	Class R1
	April 30, 2019 (unaudited)		October 31, 2018	October 31, 2017 (A)
Net asset value, beginning of period/year	$10.44		$10.61	$10.00

Investment operations:
Net investment income (loss) (B)	0.06		0.12	0.02
Net realized and unrealized gain (loss)	0.82		(0.21)	0.59
Total investment operations	0.88		(0.09)	0.61

Dividends and/or distributions to shareholders:
Net investment income	(0.14)		(0.07)	—
Net realized gains	(0.26)		(0.01)	—
Total dividends and/or distributions to shareholders	(0.40)		(0.08)	—

Net asset value, end of period/year	$10.92		$10.44	$10.61
Total return	9.06	%(C)	(0.96)%	6.10	%(C)

Ratio and supplemental data:
Net assets end of period/year (000’s)	$287		$263	$265
Expenses to average net assets (D)
Excluding waiver and/or reimbursement and recapture	16.10	%(E)	11.74%	39.93	%(E)
Including waiver and/or reimbursement and recapture (F)	1.13	%(E)	1.13%	1.06	%(E)
Net investment income (loss) to average net assets	1.26	%(E)	1.10%	0.54	%(E)
Portfolio turnover rate	21	%(C)	35%	2	%(C)

(A)	Commenced operations on July 7, 2017.
(B)	Calculated based on average number of shares outstanding.
(C)	Not annualized.
(D)	Does not include expenses of the underlying funds in which the Fund invests.
(E)	Annualized.
(F)	Due to TAM waiving the underlying fund fees, waiver and/or reimbursements may be applied under the total operating expense limit.

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2019

FINANCIAL HIGHLIGHTS (continued)

For a share outstanding during the period indicated:	Transamerica ClearTrack® 2060
	Class R3
	April 30, 2019 (unaudited) (A)
Net asset value, beginning of period	$10.51

Investment operations:
Net investment income (loss) (B)	0.03
Net realized and unrealized gain (loss)	0.35
Total investment operations	0.38

Net asset value, end of period	$10.89
Total return	3.62	%(C)

Ratio and supplemental data:
Net assets end of period (000’s)	$10
Expenses to average net assets (D)
Excluding waiver and/or reimbursement and recapture	15.84	%(E)
Including waiver and/or reimbursement and recapture (F)	0.88	%(E)(G)
Net investment income (loss) to average net assets	1.48	%(E)
Portfolio turnover rate	21	%(C)

(A)	Commenced operations on March 1, 2019.
(B)	Calculated based on average number of shares outstanding.
(C)	Not annualized.
(D)	Does not include expenses of the underlying funds in which the Fund invests.
(E)	Annualized.
(F)	Due to TAM waiving the underlying fund fees, waiver and/or reimbursements may be applied under the total operating expense limit.
(G)	TAM has voluntarily agreed to waive a portion of its management fee.

For a share outstanding during the periods and year indicated:	Transamerica ClearTrack® 2060
	Class R6
	April 30, 2019 (unaudited)		October 31, 2018	October 31, 2017 (A)
Net asset value, beginning of period/year	$10.50		$10.64	$10.00

Investment operations:
Net investment income (loss) (B)	0.10		0.19	0.04
Net realized and unrealized gain (loss)	0.81		(0.22)	0.60
Total investment operations	0.91		(0.03)	0.64

Dividends and/or distributions to shareholders:
Net investment income	(0.21)		(0.10)	—
Net realized gains	(0.26)		(0.01)	—
Total dividends and/or distributions to shareholders	(0.47)		(0.11)	—

Net asset value, end of period/year	$10.94		$10.50	$10.64
Total return	9.42	%(C)	(0.37)%	6.40	%(C)

Ratio and supplemental data:
Net assets end of period/year (000’s)	$294		$265	$266
Expenses to average net assets (D)
Excluding waiver and/or reimbursement and recapture	15.45	%(E)	11.09%	39.28	%(E)
Including waiver and/or reimbursement and recapture (F)	0.48	%(E)	0.48%	0.41	%(E)
Net investment income (loss) to average net assets	1.90	%(E)	1.75%	1.19	%(E)
Portfolio turnover rate	21	%(C)	35%	2	%(C)

(A)	Commenced operations on July 7, 2017.
(B)	Calculated based on average number of shares outstanding.
(C)	Not annualized.
(D)	Does not include expenses of the underlying funds in which the Fund invests.
(E)	Annualized.
(F)	Due to TAM waiving the underlying fund fees, waiver and/or reimbursements may be applied under the total operating expense limit.

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2019

FINANCIAL HIGHLIGHTS (continued)

For a share outstanding during the periods and years indicated:	Transamerica ClearTrack® Retirement Income
	Class R1
	April 30, 2019 (unaudited)		October 31, 2018	October 31, 2017	October 31, 2016		October 31, 2015 (A)
Net asset value, beginning of period/year	$10.23		$10.63	$10.11	$9.83		$10.00

Investment operations:
Net investment income (loss) (B)	0.09		0.16	0.14	0.13	(C)	0.11
Net realized and unrealized gain (loss)	0.51		(0.35)	0.50	0.20		(0.28)
Total investment operations	0.60		(0.19)	0.64	0.33		(0.17)

Dividends and/or distributions to shareholders:
Net investment income	(0.18)		(0.16)	(0.12)	(0.05)		—
Net realized gains	(0.56)		(0.05)	—	(0.00	)(D)	—
Total dividends and/or distributions to shareholders	(0.74)		(0.21)	(0.12)	(0.05)		—

Net asset value, end of period/year	$10.09		$10.23	$10.63	$10.11		$9.83
Total return	6.43	%(E)	(1.86)%	6.41%	3.36%		(1.70	)%(E)

Ratio and supplemental data:
Net assets end of period/year (000’s)	$67,893		$72,493	$98,838	$72,075		$12,186
Expenses to average net assets (F)
Excluding waiver and/or reimbursement and recapture	1.25	%(G)	1.13%	1.12%	1.18%		3.66	%(G)
Including waiver and/or reimbursement and recapture (H)	1.12	%(G)	1.11%	1.09%	1.07	%(C)	1.08	%(G)
Net investment income (loss) to average net assets	1.74	%(G)	1.54%	1.40%	1.30	%(C)	1.76	%(G)
Portfolio turnover rate	11	%(E)	24%	7%	—%		1	%(E)

(A)	Commenced operations on March 2, 2015.
(B)	Calculated based on average number of shares outstanding.
(C)	Please reference the Custody Out-of-Pocket Expense section of the Notes to Financial Statements for more information regarding the reimbursement of custody fees. The amount of the reimbursement on a per share basis was immaterial to the class. The Expenses to average net assets including waiver and/or reimbursement and recapture ratio, and Net investment income (loss) to average net assets ratio would have been 0.00% higher and 0.00% lower, respectively, had the custodian not reimbursed the Fund.
(D)	Rounds to less than $0.01 or $(0.01).
(E)	Not annualized.
(F)	Does not include expenses of the underlying funds in which the Fund invests.
(G)	Annualized.
(H)	Due to TAM waiving the underlying fund fees, waiver and/or reimbursements may be applied under the total operating expense limit.

For a share outstanding during the period indicated:	Transamerica ClearTrack® Retirement Income
	Class R3
	April 30, 2019 (unaudited) (A)
Net asset value, beginning of period	$9.83

Investment operations:
Net investment income (loss) (B)	0.01
Net realized and unrealized gain (loss)	0.25
Total investment operations	0.26

Net asset value, end of period	$10.09
Total return	2.64	%(C)

Ratio and supplemental data:
Net assets end of period (000’s)	$10
Expenses to average net assets (D)
Excluding waiver and/or reimbursement and recapture	0.99	%(E)
Including waiver and/or reimbursement and recapture (F)	0.86	%(E)(G)
Net investment income (loss) to average net assets	0.84	%(E)
Portfolio turnover rate	11	%(C)

(A)	Commenced operations on March 1, 2019.
(B)	Calculated based on average number of shares outstanding.
(C)	Not annualized.
(D)	Does not include expenses of the underlying funds in which the Fund invests.
(E)	Annualized.
(F)	Due to TAM waiving the underlying fund fees, waiver and/or reimbursements may be applied under the total operating expense limit.
(G)	TAM has voluntarily agreed to waive a portion of its management fee.

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2019

FINANCIAL HIGHLIGHTS (continued)

For a share outstanding during the periods and years indicated:	Transamerica ClearTrack® Retirement Income
	Class R6
	April 30, 2019 (unaudited)		October 31, 2018	October 31, 2017	October 31, 2016		October 31, 2015 (A)
Net asset value, beginning of period/year	$10.35		$10.75	$10.20	$9.87		$10.00

Investment operations:
Net investment income (loss) (B)	0.12		0.23	0.21	0.21	(C)	0.14
Net realized and unrealized gain (loss)	0.52		(0.35)	0.50	0.18		(0.27)
Total investment operations	0.64		(0.12)	0.71	0.39		(0.13)

Dividends and/or distributions to shareholders:
Net investment income	(0.26)		(0.23)	(0.16)	(0.06)		—
Net realized gains	(0.56)		(0.05)	—	(0.00	)(D)	—
Total dividends and/or distributions to shareholders	(0.82)		(0.28)	(0.16)	(0.06)		—

Net asset value, end of period/year	$10.17		$10.35	$10.75	$10.20		$9.87
Total return	6.80	%(E)	(1.19)%	7.12%	4.01%		(1.30	)%(E)

Ratio and supplemental data:
Net assets end of period/year (000’s)	$467		$425	$409	$257		$247
Expenses to average net assets (F)
Excluding waiver and/or reimbursement and recapture	0.60	%(G)	0.48%	0.47%	0.53%		3.01	%(G)
Including waiver and/or reimbursement and recapture (H)	0.47	%(G)	0.46%	0.44%	0.42	%(C)	0.43	%(G)
Net investment income (loss) to average net assets	2.34	%(G)	2.15%	1.98%	2.08	%(C)	2.16	%(G)
Portfolio turnover rate	11	%(E)	24%	7%	—%		1	%(E)

(A)	Commenced operations on March 2, 2015.
(B)	Calculated based on average number of shares outstanding.
(C)	Please reference the Custody Out-of-Pocket Expense section of the Notes to Financial Statements for more information regarding the reimbursement of custody fees. The amount of the reimbursement on a per share basis was immaterial to the class. The Expenses to average net assets including waiver and/or reimbursement and recapture ratio, and Net investment income (loss) to average net assets ratio would have been 0.00% higher and 0.00% lower, respectively, had the custodian not reimbursed the Fund.
(D)	Rounds to less than $0.01 or $(0.01).
(E)	Not annualized.
(F)	Does not include expenses of the underlying funds in which the Fund invests.
(G)	Annualized.
(H)	Due to TAM waiving the underlying fund fees, waiver and/or reimbursements may be applied under the total operating expense limit.

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2019

NOTES TO FINANCIAL STATEMENTS

At April 30, 2019

(unaudited)

1. ORGANIZATION

Transamerica Funds (the “Trust”) is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). The Trust applies investment company accounting and reporting guidance. The funds (each, a “Fund” and collectively, the “Funds”) are each a series of the Trust and are as follows:

Fund	Class
Transamerica ClearTrack® 2015 (“ClearTrack® 2015”) (A) (B)	R1,R3,R6
Transamerica ClearTrack® 2020 (“ClearTrack® 2020”) (A) (C)	R1,R3,R6
Transamerica ClearTrack® 2025 (“ClearTrack® 2025”) (A) (D)	R1,R3,R6
Transamerica ClearTrack® 2030 (“ClearTrack® 2030”) (A) (E)	R1,R3,R6
Transamerica ClearTrack® 2035 (“ClearTrack® 2035”) (A) (F)	R1,R3,R6
Transamerica ClearTrack® 2040 (“ClearTrack® 2040”) (A) (G)	R1,R3,R6
Transamerica ClearTrack® 2045 (“ClearTrack® 2045”) (A) (H)	R1,R3,R6
Transamerica ClearTrack® 2050 (“ClearTrack® 2050”) (A) (I)	R1,R3,R6
Transamerica ClearTrack® 2055 (“ClearTrack® 2055”) (A) (J)	R1,R3,R6
Transamerica ClearTrack® 2060 (“ClearTrack® 2060”) (A) (K)	R1,R3,R6
Transamerica ClearTrack® Retirement Income (“ClearTrack® Retirement Income”) (A) (L)	R1,R3,R6

(A)	Class R3 commenced operations on March 1, 2019.
(B)	Formerly, ClearTrack® 2015.
(C)	Formerly, ClearTrack® 2020.
(D)	Formerly, ClearTrack® 2025.
(E)	Formerly, ClearTrack® 2030.
(F)	Formerly, ClearTrack® 2035.
(G)	Formerly, ClearTrack® 2040.
(H)	Formerly, ClearTrack® 2045.
(I)	Formerly, ClearTrack® 2050.
(J)	Formerly, ClearTrack® 2055.
(K)	Formerly, ClearTrack® 2060.
(L)	Formerly, ClearTrack® Retirement Income.

As of April 30, 2019, the only investors of the Funds are affiliated and eligible retirement plans as defined in the Funds’ current prospectus.

Each Fund, a “fund of fund”, invests the majority of its assets in underlying exchange-traded funds that are based on an index and managed by unaffiliated investment advisers (hereafter referred to as “Underlying ETFs”). The shareholder reports of the Underlying ETFs, including the Schedule of Investments, should be read in conjunction with this report. The Underlying ETFs’ shareholder reports are not covered by this report.

This report must be accompanied or preceded by the Funds’ current prospectuses, which contain additional information about the Funds, including risks, as well as investment objectives and strategies.

Transamerica Asset Management, Inc. (“TAM”) serves as investment manager for the Funds pursuant to an investment management agreement. TAM provides continuous and regular investment management services to the Funds. TAM supervises each Fund’s investments, conducts its investment program and provides supervisory, compliance and administrative services to the Funds.

TAM currently acts as a “manager of managers” and hires sub-advisers to furnish day-to-day investment advice and recommendations. TAM may, in the future, determine to provide all aspects of the day-to-day management of a Fund without the use of a sub-adviser. When acting as a manager of managers, TAM provides investment management services that include, without limitation, the design and development of the Funds and their investment strategies and the ongoing review and evaluation of those investment strategies including recommending changes in strategy where it believes appropriate or advisable; the selection of one or more sub-advisers for the Funds employing a combination of quantitative and qualitative screens, research, analysis and due diligence; negotiation of sub-advisory agreements and fees; oversight and monitoring of sub-advisers and recommending changes to sub-advisers where it believes appropriate or advisable; recommending fund combinations and liquidations where it believes appropriate or advisable; selection and oversight of transition managers, as needed; regular supervision of the Funds’ investments; regular review and evaluation of sub-adviser performance; daily monitoring of the sub-advisers’ buying and selling of securities for the Funds; regular review of holdings; ongoing trade oversight and analysis; regular monitoring to ensure adherence to investment process; regular calls and periodic on-site visits with sub-advisers; portfolio construction and asset allocation when using multiple sub-advisers for a Fund; risk management oversight and analysis; oversight of negotiation of investment documentation and agreements; design, development,

Transamerica Funds	Semi-Annual Report 2019

NOTES TO FINANCIAL STATEMENTS (continued)

At April 30, 2019

(unaudited)

1. ORGANIZATION (continued)

implementation and regular monitoring of the valuation process; periodic due diligence reviews of pricing vendors and vendor methodology; design, development, implementation and regular monitoring of the compliance process; respond to regulatory inquiries and determine appropriate litigation strategy, as needed; review of proxies voted by sub-advisers; oversight of preparation, and review, of materials for meetings of the Funds’ Board of Trustees (the “Board”), participation in these meetings and preparation of regular communications with the Board; oversight of preparation, and review, of prospectuses, shareholder reports and other disclosure materials and regulatory filings for the Funds; oversight of other service providers to the Funds, such as the custodian, the transfer agent, the Funds’ independent accounting firm and legal counsel; supervision of the performance of recordkeeping and shareholder relations functions for the Funds; and oversight of cash management services. TAM uses a variety of quantitative and qualitative tools to carry out its investment management services. TAM, not the Funds, is responsible for paying the sub-adviser(s) for their services, and sub-advisory fees are TAM’s expense.

TAM’s investment management services also include the provision of supervisory and administrative services to the Funds. These services include performing certain administrative services for the Funds and supervising and overseeing the administrative, clerical, recordkeeping and bookkeeping services provided to the Funds by State Street Bank and Trust Company (“State Street”), to whom TAM has outsourced the provision of certain services as described below: to the extent agreed upon by TAM and the Funds from time to time, monitoring and verifying the custodian’s daily calculation of the Net Asset Values (“NAV”); shareholder relations functions; compliance services; valuation services; assisting in due diligence and in the oversight and monitoring of certain activities of sub-advisers and certain aspects of Fund investments; assisting with Fund combinations and liquidations; oversight of the preparation and filing, and review, of all returns and reports, in connection with federal, state and local taxes; oversight and review of regulatory reporting; supervising and coordinating the Funds’ custodian and dividend disbursing agent and monitoring their services to the Funds; assisting the Funds in preparing reports to shareholders; acting as liaison with the Funds’ independent public accountants and providing, upon request, analyses, fiscal year summaries and other audit related services; assisting in the preparation of agendas and supporting documents for and minutes of meetings of trustees and committees of trustees; assisting in the preparation of regular communications with the trustees; and providing personnel and office space, telephones and other office equipment as necessary in order for TAM to perform supervisory and administrative services to the Funds.

2. SIGNIFICANT ACCOUNTING POLICIES

In preparing the Funds’ financial statements in accordance with Generally Accepted Accounting Principles in the United States of America (“GAAP”), estimates or assumptions (which could differ from actual results) may be used that affect reported amounts and disclosures. The following is a summary of significant accounting policies followed by the Funds.

Security transactions and investment income: Security transactions are accounted for on the trade date. Security gains and losses are calculated on a first in, first out basis. Interest income, if any, is accrued as earned. Dividend income and capital gain distributions from investment companies, if any, are recorded on the ex-dividend date. Income or short-term capital gain distributions received from investment companies are recorded as Dividend income from investments within the Statements of Operations. Long-term capital gain distributions received from investment companies, if any, are recorded as Net realized gain (loss) on Capital gain distributions received from investments within the Statements of Operations.

Multiple class operations, income, and expenses: Income, non-class specific expenses, and realized and unrealized gains and losses are allocated to each class daily based upon net assets. Each class bears its own specific expenses in addition to the allocated non-class specific expenses.

Distributions to shareholders: Distributions are recorded on the ex-dividend date and are determined in accordance with federal income tax regulations, which may differ from GAAP.

Commission recapture: The sub-adviser(s), to the extent consistent with the best execution and usual commission rate policies and practices, may elect to place security transactions of the Funds with broker/dealers with which other funds or portfolios advised by TAM have established a commission recapture program. A commission recapture program is any arrangement under which a broker/dealer applies a portion of the commissions received by such broker/dealer on the security transactions to the Funds. In no event will commissions, paid by the Funds, be used to pay expenses that would otherwise be borne by any other funds or portfolios advised by TAM, or by any other party.

There were no commissions recaptured during the period ended April 30, 2019 by the Funds.

Indemnification: In the normal course of business, the Funds enter into contracts that contain a variety of representations that provide general indemnifications. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds and/or their affiliates that have not yet occurred. However, based on experience, the Funds expect the risk of loss to be remote.

Transamerica Funds	Semi-Annual Report 2019

NOTES TO FINANCIAL STATEMENTS (continued)

At April 30, 2019

(unaudited)

3. SECURITY VALUATION

All investments in securities are recorded at their estimated fair value. The Funds value their investments at the official close of the New York Stock Exchange (“NYSE”) each day the NYSE is open for business.

The Funds utilize various methods to measure the fair value of their investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three levels (“Levels”) of inputs of the fair value hierarchy are defined as follows:

Level 1—Unadjusted quoted prices in active markets for identical securities.

Level 2—Inputs, other than quoted prices included in Level 1, which are observable, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.

Level 3—Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include the Funds’ own assumptions used in determining the fair value of investments.

The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy that is assigned to the fair value measurement of a security is determined based on the lowest Level input that is significant to the fair value measurement in its entirety. Certain investments that are measured at fair value using NAV per share, or its equivalent, using the “practical expedient” have not been classified in the fair value Levels. The hierarchy classification of inputs used to value the Funds’ investments at April 30, 2019, is disclosed within the Security Valuation section of each Fund’s Schedule of Investments.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, but not limited to, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is generally greatest for instruments categorized in Level 3. Due to the inherent uncertainty of valuation, the determination of values may differ significantly from values that would have been realized had a ready market for investments existed, and the differences could be material.

Fair value measurements: Descriptions of the valuation techniques applied to the Funds’ significant categories of assets and liabilities measured at fair value on a recurring basis are as follows:

Exchange-traded funds (“ETF”): ETFs are stated at the last reported sale price or closing price on the day of valuation taken from the primary exchange where the ETF is principally traded. ETFs are generally categorized in Level 1 of the fair value hierarchy.

Securities lending collateral: Securities lending collateral is invested in a money market fund which is valued at the NAV and no valuation adjustments are applied. Securities lending collateral is categorized in Level 1 of the fair value hierarchy.

Repurchase agreements: Repurchase agreements are valued at cost, which approximates fair value. To the extent the inputs are observable and timely, the values are generally categorized in Level 2 of the fair value hierarchy.

4. BORROWINGS AND OTHER FINANCING TRANSACTIONS

The Funds may engage in borrowing transactions as a means of raising cash to satisfy redemption requests, for other temporary or emergency purposes or, to the extent permitted by their investment policies, to raise additional cash to be invested in other securities or instruments. When the Funds invest borrowing proceeds in other securities, the Funds will bear the risk that the market value of the securities in which such proceeds are invested goes down and is insufficient to repay the borrowed proceeds. The Funds may borrow on a secured or on an unsecured basis. If the Funds enter into a secured borrowing arrangement, a portion of the Funds’ assets will be used as collateral. The 1940 Act requires the Funds to maintain asset coverage of at least 300% of the amount of their borrowings. Asset coverage means the ratio that the value of the Funds’ total assets, minus liabilities other than borrowings, bears to the aggregate amount of all borrowings. Although complying with this requirement has the effect of limiting the amount that the Funds may borrow, it does not otherwise mitigate the risks of entering into borrowing transactions.

Interfund lending: The Funds, along with other funds and portfolios advised by TAM, may participate in an interfund lending program pursuant to exemptive relief granted by the Securities and Exchange Commission on January 18, 2017. This program allows the Funds

Transamerica Funds	Semi-Annual Report 2019

NOTES TO FINANCIAL STATEMENTS (continued)

At April 30, 2019

(unaudited)

4. BORROWINGS AND OTHER FINANCING TRANSACTIONS (continued)

to lend to and borrow from other funds and portfolios advised by TAM. Interfund lending transactions are subject to the conditions of the exemptive relief which place limits on the amount of lending or borrowing a Fund may participate in under the program. Interest earned or paid on an interfund lending transaction will be based on the average of certain current market rates. As of April 30, 2019, the Funds have not utilized the program.

Repurchase agreements: In a repurchase agreement, the Funds purchase a security and simultaneously commit to resell that security to the seller at an agreed-upon price on an agreed-upon date. Securities purchased subject to a repurchase agreement are held at the Funds’ custodian, or designated sub-custodian related to tri-party repurchase agreements, and, pursuant to the terms of the repurchase agreement, must be collateralized by securities with an aggregate market value greater than or equal to 100% of the resale price. The Funds will bear the risk of value fluctuations until the securities can be sold and may encounter delays and incur costs in liquidating the securities. In the event of bankruptcy or insolvency of the seller, delays and costs may be incurred.

Repurchase agreements are subject to netting agreements, which are agreements between the Funds and their counterparties that provide for the net settlement of all transactions and collateral with the Funds, through a single payment, in the event of default or termination. Amounts presented within the Schedule of Investments, and as part of Repurchase agreements, at value within the Statements of Assets and Liabilities are shown on a gross basis. The value of the related collateral for each repurchase agreement, as reflected within the Schedule of Investments, exceeds the value of each repurchase agreement at April 30, 2019.

Repurchase agreements at April 30, 2019, if any, are included within the Schedule of Investments and Statements of Assets and Liabilities.

Securities lending: Securities are lent to qualified financial institutions and brokers. State Street serves as securities lending agent to the Funds pursuant to a Securities Lending Agreement. The lending of securities exposes the Funds to risks such as, the borrowers may fail to return the loaned securities, the borrowers may not be able to provide additional collateral, the Funds may experience delays in recovery of the loaned securities or delays in access to collateral, or the Funds may experience losses related to the investment collateral. To minimize certain risks, loan counterparties pledge cash collateral with a value of at least 102% of the current value of the loaned securities on non-U.S. fixed income investments, as well as on securities traded on U.S. exchanges. Loan counterparties pledge cash collateral with a value of at least 105% of the current value of the loaned securities for non-U.S. equity positions. The lending agent has agreed to indemnify the Funds in the case of default of any securities borrower.

Cash collateral received is invested in the State Street Navigator Securities Lending Trust—Government Money Market Portfolio, a money market mutual fund registered under the 1940 Act. By lending securities, the Funds seek to increase their net investment income through the receipt of interest and fees. Such income is reflected in Net income from securities lending within the Statements of Operations and is net of fees and rebates earned by the lending agent for its services.

The value of loaned securities and related collateral outstanding at April 30, 2019, if any, are shown on a gross basis within the Schedule of Investments and Statements of Assets and Liabilities.

The following table reflects a breakdown of transactions accounted for as secured borrowings, the gross obligation by the type of collateral pledged, and the remaining contractual maturity of those transactions as of April 30, 2019. Funds not listed in the subsequent table have not entered into secured borrowing transactions.

	Remaining Contractual Maturity of the Agreements
	Overnight and Continuous	Less Than 30 Days	Between 30 & 90 Days	Greater Than 90 Days	Total
ClearTrack® 2015
Securities Lending Transactions
Exchange-Traded Funds	$680,575	$—	$—	$—	$680,575
Total Borrowings	$680,575	$—	$—	$—	$680,575

ClearTrack® 2020
Securities Lending Transactions
Exchange-Traded Funds	$913,550	$—	$—	$—	$913,550
Total Borrowings	$913,550	$—	$—	$—	$913,550

Transamerica Funds	Semi-Annual Report 2019

NOTES TO FINANCIAL STATEMENTS (continued)

At April 30, 2019

(unaudited)

4. BORROWINGS AND OTHER FINANCING TRANSACTIONS (continued)

	Remaining Contractual Maturity of the Agreements
	Overnight and Continuous	Less Than 30 Days	Between 30 & 90 Days	Greater Than 90 Days	Total

ClearTrack® 2025
Securities Lending Transactions
Exchange-Traded Funds	$40,725	$—	$—	$—	$40,725
Total Borrowings	$40,725	$—	$—	$—	$40,725

ClearTrack® 2030
Securities Lending Transactions
Exchange-Traded Funds	$5,737,494	$—	$—	$—	$5,737,494
Total Borrowings	$5,737,494	$—	$—	$—	$5,737,494

ClearTrack® 2050
Securities Lending Transactions
Exchange-Traded Funds	$43,381	$—	$—	$—	$43,381
Total Borrowings	$43,381	$—	$—	$—	$43,381

ClearTrack® Retirement Income
Securities Lending Transactions
Exchange-Traded Funds	$1,004,500	$—	$—	$—	$1,004,500
Total Borrowings	$1,004,500	$—	$—	$—	$1,004,500

5. FEES AND OTHER AFFILIATED TRANSACTIONS

TAM, the Funds’ investment manager, is directly owned by Transamerica Premier Life Insurance Company (“TPLIC”) and AUSA Holding Company (“AUSA”), both of which are indirect, wholly owned subsidiaries of Aegon NV. TPLIC is owned by Commonwealth General Corporation (“Commonwealth”) and Aegon USA, LLC (“Aegon USA”). Commonwealth and AUSA are wholly owned by Aegon USA. Aegon USA is wholly owned by Aegon US Holding Corporation, which is wholly owned by Transamerica Corporation (DE). Transamerica Corporation (DE) is wholly owned by The Aegon Trust, which is wholly owned by Aegon International B.V., which is wholly owned by Aegon NV, a Netherlands corporation, and a publicly traded international insurance group.

Transamerica Funds Services, Inc. (“TFS”) is the Funds’ transfer agent. Transamerica Capital, Inc. (“TCI”) is the Funds’ distributor/principal underwriter. TAM, TFS, and TCI are affiliates of Aegon NV.

Certain officers and trustees of the Funds are also officers and/or trustees of TAM, TFS, and TCI. No interested trustee, who is deemed an interested person due to current or former service with TAM or an affiliate of TAM, receives compensation from the Funds.

The Underlying ETFs have varied expense and fee levels and the Funds may own different proportions of Underlying ETFs at different times, the amount of fees and expenses incurred indirectly by the Funds will vary. Fund expenses do not include expenses of the Underlying ETFs in which the Funds invest. The Funds have material ownership interests in the Underlying ETFs.

Investment management fees: TAM serves as the Funds’ investment manager, performing administration as well as investment advisory services. TAM renders investment advisory, supervisory, and administration services under an investment management agreement and each Fund pays a single management fee, which is reflected in Investment management fees within the Statements of Operations.

Each Fund pays a management fee to TAM based on daily Average Net Assets (“ANA”) at the following rates:

Breakpoints	Rate
First $2.5 billion	0.38%
Over $2.5 billion up to $4 billion	0.37
Over $4 billion	0.36

TAM has contractually agreed to waive fees and/or reimburse Fund expenses to the extent that the total operating expenses, including the pro rata share of expenses incurred through each Fund’s investment in the Underlying ETFs, but excluding, as applicable, interest,

Transamerica Funds	Semi-Annual Report 2019

NOTES TO FINANCIAL STATEMENTS (continued)

At April 30, 2019

(unaudited)

5. FEES AND OTHER AFFILIATED TRANSACTIONS (continued)

taxes, brokerage commissions, dividend and interest expenses on securities sold short, extraordinary expenses, reorganization expenses and other expenses not incurred in the ordinary course of the Funds’ business, exceed the following stated annual operating expense limits to the Funds’ daily ANA. The expenses waived and/or reimbursed, if any, are included in Expenses waived and/or reimbursed within the Statements of Operations.

Class	Operating Expense Limit	Operating Expense Limit Effective Through
Class R1	1.20%	March 1, 2020
Class R3	0.95	March 1, 2020
Class R6	0.55	March 1, 2020

TAM is entitled to recapture expenses accrued by the Funds for fees waived and/or reimbursed during any of the previous thirty-six months if on any day or month the estimated annualized Funds’ operating expenses are less than the stated annual operating expense limit or any other lower limit then in effect. Amounts recaptured, if any, by TAM for the period ended April 30, 2019 are disclosed in Recapture of previously waived and/or reimbursed fees within the Statements of Operations.

For the years ended October 31, 2016, October 31, 2017, October 31, 2018 and the period ended April 30, 2019, the balances available for recapture by TAM for each Fund are as follows:

	Amounts Available
Fund	2016	2017	2018	2019	Total
ClearTrack® 2015
Class R1	$21,104	$46,620	$49,944	$56,375	$174,043
Class R3 (A)				4	4
Class R6	136	331	479	550	1,496
ClearTrack® 2020
Class R1	21,195	38,837	44,459	54,384	158,875
Class R3 (A)				3	3
Class R6	229	313	434	611	1,587
ClearTrack® 2025
Class R1	14,429	32,594	29,328	42,521	118,872
Class R3 (A)				2	2
Class R6	140	380	511	809	1,840
ClearTrack® 2030
Class R1	16,629	39,018	37,701	46,591	139,939
Class R3 (A)				2	2
Class R6	114	193	217	310	834
ClearTrack® 2035
Class R1	16,755	38,929	37,414	46,310	139,408
Class R3 (A)				2	2
Class R6	112	276	272	385	1,045
ClearTrack® 2040
Class R1	17,013	44,202	38,451	46,754	146,420
Class R3 (A)				3	3
Class R6	149	524	529	721	1,923
ClearTrack® 2045
Class R1	14,327	45,541	40,470	52,115	152,453
Class R3 (A)				5	5
Class R6	181	663	636	709	2,189
ClearTrack® 2050
Class R1	16,215	50,941	46,296	54,710	168,162
Class R3 (A)				7	7
Class R6	410	1,089	1,112	1,276	3,887

Transamerica Funds	Semi-Annual Report 2019

NOTES TO FINANCIAL STATEMENTS (continued)

At April 30, 2019

(unaudited)

5. FEES AND OTHER AFFILIATED TRANSACTIONS (continued)

	Amounts Available
Fund	2016	2017	2018	2019	Total
ClearTrack® 2055 (B)
Class R1		$13,621	$44,707	$22,557	$80,885
Class R3 (A)				248	248
Class R6		13,427	45,066	23,480	81,973
ClearTrack® 2060 (B)
Class R1		13,496	44,755	22,634	80,885
Class R3 (A)				249	249
Class R6		13,403	45,017	23,403	81,823
ClearTrack® Retirement Income
Class R1	$22,046	47,651	45,469	48,543	163,709
Class R3 (A)				2	2
Class R6	93	186	229	324	832

(A)	Class commenced operations on March 1, 2019.
(B)	Fund commenced operations on July 7, 2017.

Distribution and service fees: The Trust has a distribution plan (“Distribution Plan”) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Distribution Plan, the Trust entered into a distribution agreement with TCI as the Funds’ distributor.

The Distribution Plan requires the Funds to pay distribution fees to TCI as compensation for various distribution activities, not as reimbursement for specific expenses. Under the Distribution Plan and distribution agreement, TCI, on behalf of the Funds, is authorized to pay various service providers, as direct payment for expenses incurred in connection with distribution of the Funds shares. The distribution and service fees are included in Distribution and service fees within the Statements of Operations.

Each Fund is authorized under the Distribution Plan to pay fees to TCI based on daily ANA of each class up to the following annual rates:

Class (A)	Rate
Class R1	0.50%
Class R3	0.25

(A)	12b-1 fees are not applicable for Class R6.

Transfer agent fees: Pursuant to a transfer agency agreement, as amended, the Funds pay TFS a fee for providing services based on the number of classes, accounts and transactions relating to each Fund. The Transfer agent fees included within the Statements of Assets and Liabilities and Statements of Operations represent fees paid to TFS, and other unaffiliated parties providing transfer agent related services.

For the period ended April 30, 2019, transfer agent fees paid and the amounts due to TFS are as follows:

Fund	Fees Paid to TFS	Fees Due to TFS
ClearTrack® 2015	$1,498	$264
ClearTrack® 2020	2,190	387
ClearTrack® 2025	2,742	496
ClearTrack® 2030	2,137	385
ClearTrack® 2035	2,153	393
ClearTrack® 2040	1,904	345
ClearTrack® 2045	1,278	232
ClearTrack® 2050	996	182
ClearTrack® 2055	20	4
ClearTrack® 2060	20	4
ClearTrack® Retirement Income	2,579	450

Deferred compensation plan: Under a non-qualified deferred compensation plan effective January 1, 1996, (as amended and restated January 1, 2010), available to the trustees, compensation may be deferred that would otherwise be payable by the Trust to an

Transamerica Funds	Semi-Annual Report 2019

NOTES TO FINANCIAL STATEMENTS (continued)

At April 30, 2019

(unaudited)

5. FEES AND OTHER AFFILIATED TRANSACTIONS (continued)

independent trustee on a current basis for services rendered as trustee. Deferred compensation amounts will accumulate based on the value of the investment option, as elected by the trustee. Balances pursuant to deferred compensation plan are recorded in Trustees, Chief Compliance Officer (“CCO”) and deferred compensation fees within the Statements of Assets and Liabilities. For the period ended April 30, 2019, amounts included in Trustees, CCO and deferred compensation fees within the Statements of Operations reflect total compensation paid to the independent Board members.

Brokerage commissions: The Funds incurred no brokerage commissions on security transactions placed with affiliates of the adviser or sub-adviser(s) for the period ended April 30, 2019.

6. PURCHASES AND SALES OF SECURITIES

For the period ended April 30, 2019, the cost of securities purchased and proceeds from securities sold (excluding short-term securities) are as follows:

Fund	Purchases of Securities	Sales of Securities
ClearTrack® 2015	$13,396,216	$17,133,666
ClearTrack® 2020	24,028,194	28,706,611
ClearTrack® 2025	10,588,096	14,598,065
ClearTrack® 2030	6,889,399	10,450,048
ClearTrack® 2035	6,315,493	8,727,415
ClearTrack® 2040	6,937,375	9,849,075
ClearTrack® 2045	4,967,911	6,855,573
ClearTrack® 2050	3,536,484	4,770,089
ClearTrack® 2055	126,552	125,739
ClearTrack® 2060	115,973	121,555
ClearTrack® Retirement Income	7,314,047	15,145,112

7. FEDERAL INCOME TAXES AND DISTRIBUTIONS TO SHAREHOLDERS

The Funds have not made any provision for federal income or excise taxes due to their policy to distribute all of their taxable income and capital gains to their shareholders and otherwise qualify as regulated investment companies under Subchapter M of the Internal Revenue Code. The Funds recognize the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. The Funds’ tax returns remain subject to examination by the Internal Revenue Service and state tax authorities three years from the date of filing for federal purposes and four years from the date of filing for state purposes. Management has evaluated the Funds’ tax provisions taken for all open tax years, and has concluded that no provision for income tax is required in the Funds’ financial statements. If applicable, the Funds recognize interest accrued related to unrecognized tax benefits in relation to interest and penalties expense in Other within the Statements of Operations. The Funds identify their major tax jurisdictions as U.S. Federal, the state of Colorado, and foreign jurisdictions where the Funds make significant investments; however, the Funds are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months. Distributions are determined in accordance with income tax regulations, which may differ from GAAP.

As of April 30, 2019, the approximate cost for U.S. federal income tax purposes, and the aggregate gross/net unrealized appreciation (depreciation) in the value of investments (including securities sold short and derivatives, if any) are as follows:

Fund	Cost	Gross Appreciation	Gross (Depreciation)	Net Appreciation (Depreciation)
ClearTrack® 2015	$37,661,302	$3,549,120	$(37,542)	$3,511,578
ClearTrack® 2020	54,239,376	5,449,799	—	5,449,799
ClearTrack® 2025	67,867,397	7,781,639	(16,466)	7,765,173
ClearTrack® 2030	57,096,414	7,173,428	(5,779)	7,167,649
ClearTrack® 2035	51,667,659	8,903,078	—	8,903,078
ClearTrack® 2040	44,392,023	8,503,653	—	8,503,653
ClearTrack® 2045	29,157,755	6,455,765	—	6,455,765
ClearTrack® 2050	22,728,054	5,158,005	—	5,158,005
ClearTrack® 2055	547,177	47,863	(2,342)	45,521
ClearTrack® 2060	536,822	48,043	(2,166)	45,877
ClearTrack® Retirement Income	66,739,732	2,923,531	(227,255)	2,696,276

Transamerica Funds	Semi-Annual Report 2019

NOTES TO FINANCIAL STATEMENTS (continued)

At April 30, 2019

(unaudited)

8. NEW ACCOUNTING PRONOUNCEMENT

In August 2018, the Financial Accounting Standards Board issued Accounting Standards Update No. 2018-13 (“ASU 2018-13”), “Fair Value Measurement (Topic 820: Disclosure Framework), Changes to the Disclosure Requirements for Fair Value Measurement”. ASU 2018-13 eliminates the requirement to disclose the amount of and reasons for transfers between Level 1 and Level 2 of the fair value hierarchy, the timing of transfers between levels of the fair value hierarchy and the valuation processes for Level 3 fair value measurements. ASU 2018-13 does not eliminate the requirement to disclose the range and weighted average used to develop significant unobservable inputs for Level 3 fair value measurements, or the reporting of changes in unrealized gains and losses for recurring Level 3 fair value measurements. ASU 2018-13 requires that information is provided about the measurement uncertainty of Level 3 fair value measurements as of the reporting date. The amendment is effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2019. Management has evaluated and has early adopted the disclosure requirements and the impact is reflected within the Funds’ financial statements.

9. CUSTODY OUT-OF-POCKET EXPENSE

In December 2015, State Street, the Funds’ custodian, identified inconsistencies in the way in which clients were invoiced for categories of expenses, particularly those deemed out-of-pocket costs, during an 18-year period going back to 1998. The issue was the result of inaccurate billing rates that were not subsequently reviewed or adjusted. The amount of the difference in what was charged and what should have been charged, plus interest, was paid back to the Funds in September 2016 as a reimbursement. The amounts applicable to each Fund, if any, were recognized as a change in accounting estimate and are reflected as a reimbursement of custody fees. This resulted in a decrease in net expenses and an overall increase in net assets. Please reference the Financial Highlights for additional information in regards to the per share impact.

10. LEGAL PROCEEDINGS

On August 27, 2018, Transamerica Asset Management, Inc. (“TAM”), Aegon USA Investment Management, LLC (“AUIM”) and Transamerica Capital, Inc. (“TCI”) reached a settlement with the Securities and Exchange Commission (the “SEC”) that resolved an investigation into asset allocation models and volatility overlays utilized by AUIM when it served as sub-adviser to certain Transamerica-sponsored mutual funds, and related disclosures. TAM and TCI serve as investment manager and principal underwriter, respectively, to Transamerica-sponsored mutual funds. TCI also serves as the principal underwriter to the variable life insurance and annuity products through which certain Transamerica-sponsored mutual funds are offered. AUIM, an affiliate of TAM and TCI, serves as sub-adviser to a number of Transamerica-sponsored mutual funds.

The SEC’s order instituting administrative and cease-and-desist proceedings (the “Order”) pertains to events that occurred during the period between July 2011 and June 2015, and, among other things, the operation and/or implementation of an asset allocation model utilized by AUIM when it served as sub-adviser to certain Transamerica tactical funds and asset allocation funds, the designation of the portfolio manager for certain of these funds as well as the operation and/or implementation of volatility overlays utilized by AUIM when it served as sub-adviser to the asset allocation funds. The Order also states that the parties failed to make appropriate disclosures regarding these matters, including in marketing materials, and failed to have adequate compliance policies and procedures. AUIM ceased to serve as sub-adviser to the Transamerica tactical funds on April 30, 2015 and to the Transamerica asset allocation funds on June 30, 2015.

Under the terms of the Order, AUIM, TAM and TCI were censured, and agreed, without admitting or denying the findings in the Order, to cease and desist from committing or causing any violations of certain statutory provisions and SEC rules. AUIM agreed to pay civil penalties of $21,000,000, $24,599,896 in disgorgement and $3,682,195 in prejudgment interest. TAM agreed to pay civil penalties of $10,500,000, $15,000,000 in disgorgement and $2,235,765 in prejudgment interest. TCI agreed to pay civil penalties of $4,000,000, $12,000,000 in disgorgement and $1,826,022 in prejudgment interest. The amounts paid in disgorgement, prejudgment interest and civil penalties have been deposited into a Fair Fund for distribution to affected investors. Affected investors are those who purchased or held the relevant mutual funds, variable life insurance and annuity investment portfolios and separately managed account strategies during the period between July 2011 and June 2015. The Order states that these investors are to receive from the Fair Fund the pro rata fees and commissions paid by them during that period, subject to any de minimis threshold.

The settlement does not impose any restrictions on the business or continued ability of AUIM, TAM or TCI to serve the funds.

The foregoing is only a brief summary of the Order. A copy of the Order is available on the SEC’s website at https://www.sec.gov.

The funds are affected by many factors and risks: for example, the risk that the sub-advisers’ judgments and investment decisions, and methods, tools, resources, information, models and analyses utilized in making investment decisions, are incorrect or flawed, do not produce the desired results, and cause the funds to lose value. See “Principal Risks” in the prospectus.

The Order and settlement has no impact on the Funds’ financial statements.

Transamerica Funds	Semi-Annual Report 2019

LIQUIDITY RISK MANAGEMENT PROGRAM (“LRMP”)

(unaudited)

Per initial set of requirements for SEC Rule 22e-4, TAM established a LRMP in 2018, which was approved by the Board in March of 2019. In advance of the final compliance date of June 1, 2019, TAM successfully completed the liquidity rule implementation. All Funds were on-boarded to the State Street Global Exchange (SSGX) truView system (a third-party liquidity bucketing tool) at the end of December 2018. TAM currently has policies and procedures established for the day to day monitoring of liquidity risk, and will continue to test these policies and procedures for effectiveness as we approach the compliance date.

Transamerica Funds	Semi-Annual Report 2019

PROXY VOTING POLICIES AND PROCEDURES AND QUARTERLY PORTFOLIO HOLDINGS

(unaudited)

A description of the Transamerica Funds’ proxy voting policies and procedures is available in the Statement of Additional Information of the Funds, available without charge upon request by calling 1-888-233-4339 (toll free) or on the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

In addition, the Funds are required to file Form N-PX, with their complete proxy voting records for the most recent 12 months ended June 30th, no later than August 31st of each year. The Form is available without charge: (1) from the Funds, upon request by calling 1-888-233-4339; and (2) on the SEC’s website at http://www.sec.gov.

Each fiscal quarter, the Funds will file with the SEC a complete schedule of their monthly portfolio holdings on Form N-PORT. The Funds’ holdings as of the end of the third month of every fiscal quarter, as reported on Form N-PORT, will be publicly available on the SEC’s website at http://www.sec.gov within 60 days of the end of the fiscal quarter.

You may also visit the Trust’s website at www.transamerica.com for this and other information about the Funds and the Trust.

Important Notice Regarding Delivery of Shareholder Documents

Every year we send shareholders informative materials such as the Transamerica Funds Annual Report, the Transamerica Funds Prospectus, and other required documents that keep you informed regarding your Funds. Transamerica Funds will only send one piece per mailing address, a method that saves your Funds’ money by reducing mailing and printing costs. We will continue to do this unless you tell us not to. To elect to receive individual mailings, simply call a Transamerica Customer Service Representative toll free at 1-888-233-4339, 8 a.m. to 7 p.m. Eastern Time, Monday-Friday. Your request will take effect within 30 days.

Transamerica Funds	Semi-Annual Report 2019

NOTICE OF PRIVACY POLICY

(unaudited)

Your privacy is very important to us. We want you to understand what information we collect and how we use it. We collect and use “nonpublic personal information” in connection with providing our customers with a broad range of financial products and services as effectively and conveniently as possible. We treat nonpublic personal information in accordance with our Privacy Policy.

What Information We Collect and From Whom We Collect It

We may collect nonpublic personal information about you from the following sources:

•	Information we receive from you on applications or other forms, such as your name, address, and account number;

•	Information about your transactions with us, our affiliates, or others, such as your account balance and purchase/redemption history; and

•	Information we receive from non-affiliated third parties, including consumer reporting agencies.

What Information We Disclose and To Whom We Disclose It

We do not disclose any nonpublic personal information about current or former customers to anyone without their express consent, except as permitted by law. We may disclose the nonpublic personal information we collect, as described above, to persons or companies that perform services on our behalf and to other financial institutions with which we have joint marketing agreements. We will require these companies to protect the confidentiality of your nonpublic personal information and to use it only to perform the services for which we have hired them.

Our Security Procedures

We restrict access to your nonpublic personal information and only allow disclosures to persons and companies as permitted by law to assist in providing products or services to you. We maintain physical, electronic, and procedural safeguards to protect your nonpublic personal information and to safeguard the disposal of certain consumer information.

If you have any questions about our Privacy Policy, please call 1-888-233-4339 on any business day between 8 a.m. and 7 p.m. Eastern Time.

Note:        This Privacy Policy applies only to customers that have a direct relationship with us or our affiliates. If you own shares of our funds in the name of a third party such as a bank or broker-dealer, its privacy policy may apply to you instead of ours.

Transamerica Funds	Semi-Annual Report 2019

Customer Service: 1-888-233-4339

1801 California St., Suite 5200 Denver, CO 80202

Distributor: Transamerica Capital, Inc.

www.transamerica.com

In an effort to reduce paper mailings and conserve natural resources, we encourage you to visit our website, www.transamerica.com, to set up an account and enroll in eDelivery.

Transamerica Funds are advised by Transamerica Asset Management, Inc. and distributed by Transamerica Capital, Inc., Member of FINRA

122434 04/19

© 2019 Transamerica Capital, Inc.

Item 2:	Code of Ethics.

Not applicable for semi-annual reports.

Item 3:	Audit Committee Financial Experts.

Not applicable for semi-annual reports.

Item 4:	Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5:	Audit Committee of Listed Registrants.

Not applicable for semi-annual reports.

Item 6:	Schedule of Investments.

(a)	The schedules of investments and consolidated schedules of investments are included in the Semi-Annual Report to shareholders filed under Item 1 of this Form N-CSR.

(b)	Not applicable.

Item 7:	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8:	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9:	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable

Item 10:	Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees that have been implemented since the Registrant last provided disclosure in response to the requirements of this Item.

Item 11:	Controls and Procedures.

(a)

The Registrant’s principal executive officer and principal financial officer evaluated the Registrant’s disclosure controls and procedures within 90 days of this filing and have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule

30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are appropriately designed to ensure that information required to be disclosed by the Registrant in the reports that it files on Form N-CSR (a) is accumulated and communicated to Registrant’s management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and (b) is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.

(b)

The Registrant’s principal executive officer and principal financial officer are aware of no change in the Registrant’s internal control over financial reporting that occurred during the Registrant’s most recent fiscal half- year that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12:	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable

Item 13:	Exhibits.

(a)(1)

Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit. Not applicable

(a)(2)

Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002. Separate certifications for Registrant’s principal executive officer and principal financial officer, as required by Rule 30a-2(a) under the 1940 Act, are attached.

(a)(3)

Any written solicitation to purchase securities under Rule 23c 1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not applicable.

(a)(4)	Change in the registrant’s independent public accountant. Not applicable.

(b)

Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. A certification for Registrant’s principal executive officer and principal financial officer, as required by Rule 30a-2(b) under the 1940 Act, is attached. The certification furnished pursuant to this paragraph is not deemed to be “filed” for purposes of Section 18 of the Securities Exchange Act of 1934, or otherwise subject to liability of that section. Such certification is not deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Securities Exchange Act of 1934, except to the extent that the Registrant specifically incorporates it by reference.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Transamerica Funds
(Registrant)

By:	/s/ Marijn P. Smit
Marijn P. Smit
Chief Executive Officer
(Principal Executive Officer)
Date:	July 3, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Marijn P. Smit
Marijn P. Smit
Chief Executive Officer
(Principal Executive Officer)
Date:	July 3, 2019

By:	/s/ Vincent J. Toner
Vincent J. Toner
Treasurer
(Principal Financial Officer)
Date:	July 3, 2019

EXHIBIT INDEX

Exhibit No.	Description of Exhibit

13(a)(2)(i)	Section 302 N-CSR Certification of Principal Executive Officer
13(a)(2)(ii)	Section 302 N-CSR Certification of Principal Financial Officer
13(b)	Section 906 N-CSR Certification of Principal Executive Officer and Principal Financial Officer